As filed with Securities and Exchange Commission on April 24, 2020
Registration Nos. 333-176654/811-04001

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 PRE-EFFECTIVE AMENDMENT NO	□□
POST-EFFECTIVE AMENDMENT NO. 22	☒
AND/OR
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	□
AMENDMENT NO. 281	☒
METROPOLITAN LIFE SEPARATE ACCOUNT E
(Exact Name of Registrant)
METROPOLITAN LIFE INSURANCE COMPANY
(Exact Name of Depositor)
200 PARK AVENUE, NEW YORK, NEW YORK 10166
(Address of depositor’s principal executive offices) (zip code)
(212) 578-9500
(Depositor’s telephone Number, including area code)
Stephen W. Gauster
Executive Vice President
General Counsel
Metropolitan Life Insurance Company
200 Park Avenue, New York, New York 10116
(Name and address of agent for service)
COPIES TO:
W. Thomas Conner
Vedder Price P.C.
1401 I Street NW, Suite 1100
Washington, D.C. 20005
It Is Proposed That The Filing Will Become Effective:
On May 1, 2020 or as soon thereafter as practicable.
□ immediately upon filing pursuant to paragraph (b) of Rule 485
☒ on May 1, 2020 pursuant to paragraph (b) of Rule 485
□ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
□ on (date) pursuant to paragraph (a)(1) of Rule 485
□ on the seventy-fifth day after filing pursuant to paragraph (a)(2) of Rule 485
□ on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Interest in a separate account under individual flexible premium deferred variable annuity contracts.

May 1, 2020
Preference Premier® Variable Annuity Contracts
Issued by Metropolitan Life Insurance Company (“MetLife”)
(offered on and after October 7, 2011)
This Prospectus describes individual Preference Premier® Contracts for deferred variable annuities (“Contracts”).
You decide how to allocate your money among the various available investment choices. The investment choices available to You are listed in your Contract. Your choices may include the Fixed Account (not offered or described in this Prospectus) and Divisions (Divisions may be referred to as “Investment Divisions” in your Contract and marketing materials) available through Metropolitan Life Separate Account E which, in turn, invest in the following corresponding funds of the American Funds Insurance Series® (“American Funds® ”), portfolios of Brighthouse Funds Trust I, and portfolios of Brighthouse Funds Trust II. For convenience, the portfolios and the funds are referred to as “Portfolios” in this Prospectus.
American Funds®

Contracts
Available:
•	Non-Qualified
•	Traditional IRA
•	Roth IRA
Currently the Contract is not available for new sales.
Classes Available
for each Contract
•	B
•	B Plus
•	C
•	L
•	R
An investment in any of these variable annuities involves investment risk. You could lose money You invest. Money invested is NOT:
a bank deposit or obligation;federally insured or guaranteed; or
endorsed by any bank or other financial institution.
Each class of the Deferred Annuities has its own Separate Account charge and
Withdrawal Charge schedule. Each provides the opportunity to invest for retirement.
American Funds Global Small Capitalization Fund
American Funds Growth-Income Fund
Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio*
American Funds® Balanced Allocation Portfolio†
American Funds® Growth Allocation Portfolio
American Funds® Growth Portfolio
American Funds® Moderate Allocation Portfolio†
AQR Global Risk Balanced Portfolio*
BlackRock Global Tactical Strategies Portfolio*
Brighthouse Asset Allocation 100 Portfolio
Brighthouse Balanced Plus Portfolio*
Brighthouse/Aberdeen Emerging Markets Equity Portfolio
Brighthouse/Eaton Vance Floating Rate Portfolio
Brighthouse/Franklin Low Duration Total Return Portfolio
Brighthouse/Templeton International Bond Portfolio#
Brighthouse/Wellington Large Cap Research Portfolio
Clarion Global Real Estate Portfolio
Harris Oakmark International Portfolio
Invesco Balanced-Risk Allocation Portfolio*
Invesco Global Equity Portfolio (formerly Oppenheimer Global Equity Portfolio)
Invesco Small Cap Growth Portfolio
JPMorgan Core Bond Portfolio
JPMorgan Global Active Allocation Portfolio*
JPMorgan Small Cap Value Portfolio
Loomis Sayles Global Allocation Portfolio
Loomis Sayles Growth Portfolio (formerly ClearBridge Aggressive Growth Portfolio)
MetLife Multi-Index Targeted Risk Portfolio*
MFS® Research International Portfolio
Morgan Stanley Discovery Portfolio
PanAgora Global Diversified Risk Portfolio*
PIMCO Inflation Protected Bond Portfolio
PIMCO Total Return Portfolio
Schroders Global Multi-Asset Portfolio*
SSGA Growth and Income ETF Portfolio†
SSGA Growth ETF Portfolio
T. Rowe Price Mid Cap Growth Portfolio
Victory Sycamore Mid Cap Value Portfolio
Western Asset Management Government Income Portfolio*
Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio
BlackRock Bond Income Portfolio
BlackRock Capital Appreciation Portfolio
BlackRock Ultra-Short Term Bond Portfolio
Brighthouse Asset Allocation 20 Portfolio†
Brighthouse Asset Allocation 40 Portfolio†
Brighthouse Asset Allocation 60 Portfolio†
Brighthouse Asset Allocation 80 Portfolio
Brighthouse/Artisan Mid Cap Value Portfolio
Brighthouse/Dimensional International Small Company Portfolio
Brighthouse/Wellington Core Equity Opportunities Portfolio
Frontier Mid Cap Growth Portfolio
Jennison Growth Portfolio
Loomis Sayles Small Cap Core Portfolio
MetLife Aggregate Bond Index Portfolio*
MetLife Mid Cap Stock Index Portfolio
MetLife MSCI EAFE® Index Portfolio
MetLife Russell 2000® Index Portfolio
MetLife Stock Index Portfolio
MFS® Total Return Portfolio
MFS® Value Portfolio
Neuberger Berman Genesis Portfolio
T. Rowe Price Large Cap Growth Portfolio
T. Rowe Price Small Cap Growth Portfolio
VanEck Global Natural Resources Portfolio#
Western Asset Management Strategic Bond Opportunities Portfolio
Western Asset Management U.S. Government Portfolio

*   If You elected a GMIB Max and/or EDB Max or if You elected the GWB v1, You must allocate all of your purchase payments and Account Value among these Portfolios. (See “Your Investment Choices — Investment Allocation Restrictions For Certain Optional Benefits.”) If you elected the GLWB, You must allocate at least 80% of your purchase payments and Account Value among these Portfolios. (See “Your Investment Choices — Investment Allocation Restrictions For Certain Optional Benefits.”). These Portfolios are also available for investment if You have not elected the GLWB, GMIB Max, EDB Max or GWB v1.
†  If You elected the GLWB, You are permitted to allocate up to 20% of Your purchase payments and Account Value among these Portfolios. (See “Your Investment Choices — Investment Allocation Restrictions For Certain Optional Benefits.”) These Portfolios are also available for investment if You did not elect the GLWB.
#   These Portfolios are only available for investment if certain optional benefits were elected. (See “Your Investment Choices — Investment Allocation Restrictions For Certain Optional Benefits — Investment Allocation and Other Purchase Payment Restrictions for the GMIB Plus IV, the EDB III, the GMIB Plus III and the EDB II.”)
How to learn more:
Before investing, read this Prospectus. The Prospectus contains information about the Contracts and Metropolitan Life Separate Account E which You should know before investing. Keep this Prospectus for future reference. For more information, request a copy of the Statement of Additional Information (“SAI”), dated May 1, 2020. The SAI is considered part of this Prospectus as though it were included in the Prospectus. The Table of Contents of the SAI appears on Appendix I of this Prospectus. To view and download the SAI, please visit our website www.metlife.com. To request a free copy of the SAI or to ask questions, write or call:
Metropolitan Life Insurance Company
Attn: Fulfillment Unit – Preference Premier (offered on and after October 7, 2011)
PO Box 10342
Des Moines, IA 50306-0342
(800) 638-7732
Each class of the Contracts has its own Separate Account charge and Withdrawal Charge schedule. Each provides the opportunity to invest for retirement. The expenses for the B Plus Class Contract may be higher than similar Contracts without a bonus. The purchase payment credits may be more than offset by the higher expenses for the B Plus Class.
The Securities and Exchange Commission has a website (http://www.sec.gov) which You may visit to view this Prospectus, SAI and other information. The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation otherwise is a criminal offense.
IMPORTANT INFORMATION
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a Portfolio’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from us. Instead, the shareholder reports will be made available on www.metlife.com, and you will be notified by mail each time a shareholder report is posted and provided with a website link to access the shareholder report.
If you already elected to receive your shareholder report electronically, you will not be affected by this change, and you need not take any action. You may elect to receive shareholder reports and other communications, including Portfolio prospectuses and other information we send you by contacting your Administrative Office.
If you wish to continue to receive shareholder reports in paper on and after January 1, 2021, we will continue to send you all future reports in paper, free of charge. Please contact us at your Administrative Office if you wish to continue receiving paper copies of the Portfolios’ shareholder reports. Your election to receive shareholder reports in paper will apply to all Portfolios available under your Policy.

You should read carefully the current prospectuses for the Portfolios of Brighthouse Funds Trust I (“Brighthouse Trust I”), Brighthouse Funds Trust II (“Brighthouse Trust II”), and American Funds® before purchasing a Contract. Copies of these prospectuses will accompany or precede the delivery of your Contract, unless You elect to register for MetLife eDelivery®, in which case they will be delivered electronically to You. You can also obtain copies of the prospectuses for the Portfolios by calling us or writing to us at the phone number or address below.
Metropolitan Life Insurance Company
Attn: Fulfillment Unit - Preference Premier
PO Box 10342
Des Moines, IA 50306-0342
800-638-7732

Appendix H — Guaranteed Lifetime Withdrawal Benefit – Death Benefit (“GLWB Death Benefit”) Examples	214
Appendix I — Additional Information Regarding the Portfolios	217

The Contracts are not intended to be offered anywhere that they may not be lawfully offered and sold. MetLife has not authorized any information or representations about the Contracts other than the information in this Prospectus, any supplements to this Prospectus or any supplemental sales material we authorize.

Important Terms You Should Know
Account Value
When You purchase a Contract, an account is set up for You. Your Account Value is the total amount of money credited to You under Your Contract including money in the Divisions of the Separate Account, the Fixed Account and the Enhanced Dollar Cost Averaging Program.
Accumulation Unit Value
With a Contract, money paid-in or transferred into a Division of the Separate Account is credited to You in the form of Accumulation Units for each Division. We determine the value of these Accumulation Units as of the close of the New York Stock Exchange (the “Exchange”) each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios. In addition to the investment performance of the Portfolio, the deduction of the Separate Account charge also affects a Division’s Accumulation Unit Value, as explained under “The Annuity Contract — The Value of Your Investment.”
Administrative Office
Your Administrative Office is the MetLife office that will generally handle the administration of all your requests concerning your Contract. Your Contract will indicate the address of your Administrative Office. We will notify You if there is a change in the address of your Administrative Office. The telephone number to initiate a request is 800-638-7732.
Annuitant
The natural person whose life is the measure for determining the duration and the dollar amount of income payments.
Annuity Unit Value
With a variable pay-out option, the money paid-in or reallocated into a Division of the Separate Account is held in the form of Annuity Units. Annuity Units are established for each Division. We determine the value of these Annuity Units as of the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios.
Assumed Investment Return (AIR)
Under a variable pay-out option, the AIR is the assumed percentage rate of return used to determine the amount of the first variable income payment. The AIR is also the benchmark that is used to calculate the investment performance of a given Division to determine all subsequent payments to You.
Beneficiary
The person or persons who receives a benefit, including continuing payments or a lump sum payment, if the Contract Owner dies.

Contract
A Contract is the legal agreement between You and MetLife. This document contains relevant provisions of your deferred variable annuity. MetLife issues Contracts for each of the annuities described in this Prospectus.
Contract Anniversary
An anniversary of the date we issue the Contract.
Contract Owner
The person or entity which has all rights including the right to direct who receives income payments.
Contract Year
The Contract Year is the one year period starting on the date we issue the Contract and each Contract Anniversary thereafter.
Good Order
A request or transaction generally is considered in “Good Order” if it complies with our administrative procedures and the required information is complete and correct. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Division affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the Contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner’s consents. With respect to purchase payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If You have any questions, You should contact us or your registered representative before submitting the form or request.
Divisions
Divisions are subdivisions of the Separate Account. When You allocate a purchase payment, transfer money or make reallocations of your income payment to a Division, the Division purchases shares of a Portfolio (with the same name) within Brighthouse Trust I, Brighthouse Trust II, or the American Funds®.
MetLife
MetLife is Metropolitan Life Insurance Company which is the company that issues the Contracts. Throughout this Prospectus, MetLife is also referred to as “we,” “us” or “our.”
Separate Account
A Separate Account is an investment account. All assets contributed to Divisions under the Contracts are pooled in the Separate Account and maintained for the benefit of investors in the Contracts.

Variable Annuity
An annuity in which returns/income payments are based upon the performance of investments such as stocks and bonds held by one or more underlying Portfolios. You assume the investment risk for any amounts allocated to the Divisions in a Variable Annuity.
Withdrawal Charge
The Withdrawal Charge is the amount we deduct from your Account Value, if You withdraw money prematurely from the Contract. This charge is often referred to as a deferred sales load or back-end sales load.
You
In this Prospectus “You” is the Owner of the Contract and can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by MetLife) or, subject to our administrative procedures, a corporation or other legal entity we approve. The Contract is not available to corporations or other legal entities to fund a qualified or non-qualified retirement plan. “You” can also be a Beneficiary of a deceased person’s Individual Retirement Account Contract or non-qualified Contract who purchases the Contract in his or her capacity as Beneficiary. A Contract may have two Owners (both of whom must be individuals).

TABLE OF EXPENSES — Preference Premier
T	he following tables describe the expenses You will pay when You buy, hold or withdraw amounts from your Contract. The first table describes charges You will pay at the time You purchase the Contract, make withdrawals from your Contract or make transfers between the Divisions. The tables do not show premium taxes (ranging from 0.5% to 3.5%, which are applicable only in certain jurisdictions — see Appendix A) and other taxes which may apply. There are no fees for the Fixed Account and the Enhanced Dollar Cost Averaging Program.
Table 1 — Contract Owner Transaction Expenses
Sales Charge Imposed on Purchase Payments	None
Withdrawal Charge (as a percentage of each purchase payment) (1)	Up to 8%
Transfer Fee (2)	Maximum Guaranteed Charge: $25
Current Charge: None

The second set of tables describes the fees and expenses that You will bear periodically during the time You hold the Contract, but does not include fees and expenses for the Portfolios.
Table 2(a) — Fees Deducted on Each Contract Anniversary
Annual Contract Fee (3)	$30

Table 2(b) — Separate Account Charge
The charges below are assessed as a percentage of your Account Value in the Separate Account. You will pay a Separate Account charge, which includes the Standard Death Benefit. An Optional Annual Step-Up Death Benefit and an Optional Earnings Preservation Benefit were available for an additional charge. (4)
Annual Separate Account Charge and Optional Death Benefit Charges (as a percentage of your average Account Value in the Separate Account) for the American Funds Growth-Income and American Funds Global Small Capitalization Divisions (5)
	B Class	B Plus Class (6)	C Class	L Class	R Class
Separate Account Charge with Standard Death Benefit	1.50%	2.05%	1.90%	1.75%	1.40%
Optional Annual Step-Up Death Benefit	0.20%	0.20%	0.20%	0.20%	0.20%
Optional Earnings Preservation Benefit	0.25%	0.25%	0.25%	0.25%	0.25%
Total Separate Account Annual Charge including both Optional Death Benefits (7)	1.95%	2.50%	2.35%	2.20%	1.85%

Annual Separate Account Charge and Optional Death Benefit Charges (as a percentage of your average Account Value in the Separate Account) for all Divisions except the American Funds Growth-Income and American Funds Global Small Capitalization Divisions (5)
	B Class	B Plus Class (6)	C Class	L Class	R Class
Separate Account Charge with Standard Death Benefit	1.25%	1.80%	1.65%	1.50%	1.15%
Optional Annual Step-Up Death Benefit	0.20%	0.20%	0.20%	0.20%	0.20%
Optional Earnings Preservation Benefit	0.25%	0.25%	0.25%	0.25%	0.25%
Total Separate Account Annual Charge including both Optional Death Benefits (7)	1.70%	2.25%	2.10%	1.95%	1.60%

Table 2(c) — Additional Optional Death Benefits (8)
(as a percentage of the Death Benefit Base) (9)
Enhanced Death Benefit Max V — maximum charge	1.50%
Enhanced Death Benefit Max V (issue age 69 or younger) — current charge	0.60%
Enhanced Death Benefit Max V (issue age 70-72) — current charge	1.15%

Enhanced Death Benefit Max IV — maximum charge	1.50%
Enhanced Death Benefit Max IV (issue age 69 or younger) — current charge	0.60%
Enhanced Death Benefit Max IV (issue age 70-75) — current charge	1.15%

Enhanced Death Benefit Max III — maximum charge	1.50%
Enhanced Death Benefit Max III (issue age 69 or younger) — current charge	0.60%
Enhanced Death Benefit Max III (issue age 70-75) — current charge	1.15%

Enhanced Death Benefit Max II — maximum charge	1.50%
Enhanced Death Benefit Max II (issue age 69 or younger) — current charge	0.60%
Enhanced Death Benefit Max II (issue age 70-75) — current charge	1.15%

Enhanced Death Benefit III — maximum charge	1.50%
Enhanced Death Benefit III (issue age 69 or younger) — current charge	0.60%
Enhanced Death Benefit III (issue age 70-75) — current charge	1.15%

Enhanced Death Benefit II — maximum charge	1.50%
Enhanced Death Benefit II (issue age 69 or younger) — current charge	0.60%
Enhanced Death Benefit II (issue age 70-75) — current charge	1.15%

Guaranteed Lifetime Withdrawal Benefit — Death Benefit (the “GLWB Death Benefit”) (10)
(as a percentage of the GLWB Death Benefit Base) (11)
GLWB Death Benefit — maximum charge	1.20%
GLWB Death Benefit — current charge	0.65%

Table 2(d) — Additional Optional Living Benefits
Guaranteed Minimum Income Benefits (12)
(as a percentage of the Income Base) (13)
Guaranteed Minimum Income Benefit Max V — maximum charge	1.50%
Guaranteed Minimum Income Benefit Max V — current charge	1.00%

Guaranteed Minimum Income Benefit Max IV — maximum charge	1.50%
Guaranteed Minimum Income Benefit Max IV — current charge	1.00%

Guaranteed Minimum Income Benefit Max III — maximum charge	1.50%
Guaranteed Minimum Income Benefit Max III — current charge	1.00%

Guaranteed Minimum Income Benefit Max II — maximum charge	1.50%
Guaranteed Minimum Income Benefit Max II — current charge	1.00%

Guaranteed Minimum Income Benefit Plus IV — maximum charge	1.50%
Guaranteed Minimum Income Benefit Plus IV — current charge	1.00%

Guaranteed Minimum Income Benefit Plus III — maximum charge	1.50%
Guaranteed Minimum Income Benefit Plus III — current charge	1.00%

Guaranteed Withdrawal Benefit
(as a percentage of the Total Guaranteed Withdrawal Amount) (14)
Guaranteed Withdrawal Benefit v1 — maximum charge	1.80%
Guaranteed Withdrawal Benefit v1 — current charge	0.90%

Guaranteed Lifetime Withdrawal Benefit
(as a percentage of the Benefit Base) (15)
Guaranteed Lifetime Withdrawal Benefit — maximum charge	2.00%
Guaranteed Lifetime Withdrawal Benefit — current charge	1.20%

Notes
[1]	If an amount is determined to include the withdrawal of prior purchase payments, a Withdrawal Charge may apply. The charges on purchase payments for each class is calculated according to the following schedule:

Number Of Complete Years From Receipt Of Purchase Payment	B Class	B Plus Class	C Class	L Class	R Class
0	7%	8%	None	7%	8%
1	6%	8%		6%	8%
2	6%	7%		5%	7%
3	5%	6%		0%	6%
4	4%	5%		0%	5%
5	3%	4%		0%	4%
6	2%	3%		0%	3%
7	0%	2%		0%	2%
8	0%	1%		0%	1%
9 and thereafter	0%	0%		0%	0%

There are times when the Withdrawal Charge does not apply. For example, You may always withdraw earnings without a Withdrawal Charge. After the first Contract Year, You may also withdraw up to 10% of your total purchase payments without a Withdrawal Charge.
[2]	We reserve the right to limit transfers as described later in this Prospectus. We reserve the right to impose a transfer fee. The amount of this fee will be no greater than $25 per transfer.
[3]	This fee is waived if the Account Value is $50,000 or more. Regardless of the amount of your Account Value, the entire fee will be deducted if You take a total withdrawal of your Account Value. During the pay-out phase (annuitization phase), we reserve the right to deduct this fee.
[4]	You could not have elected the Optional Annual Step-Up Death Benefit and/or the Optional Earnings Preservation Benefit with the GLWB optional benefit. You could not have elected the Optional Annual Step-Up Death Benefit and/or the Optional Earnings Preservation Benefit with an Enhanced Death Benefit.
[5]	You pay the Separate Account charge with the Standard Death Benefit for your class of the Contract during the pay-out phase of your Contract except that the Separate Account charge during the pay-out phase for the B Plus Class is 1.25% (1.50% for amounts allocated to the American Funds® Divisions). We reserve the right to impose an additional Separate Account charge on Divisions that we add to the Contract in the future. The additional amount will not exceed the annual rate of 0.25% of the average Account Value in the Separate Account in any such Divisions as shown in the table labeled “Separate Account Charges” in the “Charges — Separate Account Charge” section.
For the Division investing in the Invesco Global Equity Portfolio of Brighthouse Trust I, we are waiving an amount of the Separate Account charge equal to the Net Total Annual Operating Expenses of the Portfolio in excess of 0.87%. The Net Total Annual Operating Expenses are set forth in the Portfolio’s prospectus.
[6]	The Separate Account charge for the B Plus Class will be reduced by 0.55% to 1.25% for the Standard Death Benefit (1.50% for amounts held in the American Funds® Divisions) after You have held the Contract for 9 years. Similarly, the Separate Account charge will be reduced by 0.55% to 1.45% for the Annual Step-Up Death Benefit (1.70% for amounts held in the American Funds® Divisions) after You have held the Contract for nine years.
[7]	This charge is determined by adding the Separate Account charge, the Optional Annual Step-Up Death Benefit charge and the Optional Earnings Preservation Benefit charge.
[8]	You could only elect one Enhanced Death Benefit at a time. An Enhanced Death Benefit could not be elected with the Optional Annual Step-Up Death Benefit or the Optional Earnings Preservation Benefit. The Enhanced Death Benefit Max V, the Enhanced Death Benefit Max IV, the Enhanced Death Benefit Max III, the Enhanced Death Benefit Max II, the Enhanced Death Benefit III and the Enhanced Death Benefit II are not available for purchase. The Enhanced Death Benefit Max V could only be elected if the Guaranteed Minimum Income Benefit Max V was also elected. The Enhanced Death Benefit Max IV could only be elected if You have elected the Guaranteed

Minimum Income Benefit Max IV. The Enhanced Death Benefit Max III could only be elected if You have elected the Guaranteed Minimum Income Benefit Max III. The Enhanced Death Benefit Max II could only be elected if the Guaranteed Minimum Income Benefit Max II was also elected. The Enhanced Death Benefit III could only be elected if the Guaranteed Minimum Income Benefit Plus IV was also elected. The Enhanced Death Benefit II could only be elected if the Guaranteed Minimum Income Benefit Plus III was also elected. Please see “Optional Death Benefits — Enhanced Death Benefits — EDB Rate Table” for information on when and where each was available.
[9]	The Death Benefit Base is initially set at an amount equal to your initial purchase payment. The Death Benefit Base is adjusted for subsequent Purchase Payments and withdrawals. For a definition of the term Death Benefit Base, see “Optional Death Benefits — Operation of the EDB.” The charge for the Enhanced Death Benefit is a percentage of your Death Benefit Base, as defined later in this Prospectus. You do not pay this charge once You are in the pay-out phase of your Contract or after your optional benefit terminates. Charges may increase upon an Optional Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your Contract was issued, the current charge for the optional benefit was equal to the maximum optional benefit charge, that optional benefit will not increase upon an Optional Step-Up. (See “Optional Death Benefits” for more information.)
[10]	The GLWB Death Benefit could only have been elected if the GLWB optional benefit was elected. In addition, because You could not have elected the Optional Annual Step-Up Death Benefit or the Optional Earnings Preservation Benefit if You elected the Guaranteed Lifetime Withdrawal Benefit optional benefit, it was not possible to elect the GLWB Death Benefit with the Optional Annual Step-Up Death Benefit or the Optional Earnings Preservation Benefit. The GLWB Death Benefit was not available for purchase in Washington or New York. The GLWB Death Benefit was available for purchase in Minnesota and Pennsylvania starting on May 4, 2015. The GLWB Death Benefit was available for purchase in all other states starting on February 14, 2015.
[11]	On the Issue Date, the GLWB Death Benefit Base is equal to your initial purchase payment. The GLWB Death Benefit Base is adjusted for subsequent purchase payments and all withdrawals. For a definition of the term GLWB Death Benefit Base, see “Guaranteed Lifetime Withdrawal Benefit — Death Benefit — GLWB Death Benefit Base.” The charge for the GLWB Death Benefit is a percentage of your GLWB Death Benefit Base, as defined later in this Prospectus. You do not pay this charge once You are in the pay-out phase of your Contract or after your optional death benefit terminates. Charges may increase upon an Automatic Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your Contract was issued, the current charge for the optional death benefit was equal to the maximum charge for the optional death benefit, that charge will not increase upon an Automatic Step-Up. (See “Guaranteed Lifetime Withdrawal Benefit” for more information.)
[12]	You could only elect one Guaranteed Minimum Income Benefit at a time. The Guaranteed Minimum Income Benefit Max V, the Guaranteed Minimum Income Benefit Max IV, the Guaranteed Minimum Income Benefit Max III, the Guaranteed Minimum Income Benefit Max II, the Guaranteed Minimum Income Benefit Plus IV and the Guaranteed Minimum Income Benefit Plus III are not available for purchase. The Guaranteed Minimum Income Benefit Plus III was only available in Nevada. Please see “Living Benefits — GMIB Rate Table” for information on when and where each was available.
[13]	On the issue date, the Income Base is equal to your initial purchase payment. The Income Base is adjusted for subsequent purchase payments and withdrawals. The charge for the Guaranteed Minimum Income Benefit is a percentage of your guaranteed minimum income base, as defined later in this Prospectus. You do not pay this charge once You are in the pay-out phase of your Contract, or after your optional benefit terminates. Charges may increase upon an Optional Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your Contract was issued, the current charge for the optional benefit was equal to the maximum optional benefit charge, that optional benefit will not increase upon an Optional Step-Up. (See “Guaranteed Income Benefits” for more information.)
[14]	The Guaranteed Withdrawal Benefit v1 was available for purchase in all states except California and Vermont. On the issue date, the Total Guaranteed Withdrawal Amount is equal to your initial purchase payment. The Total Guaranteed Withdrawal Amount may be adjusted for subsequent purchase payments and withdrawals. The charge for the Guaranteed Withdrawal Benefit is a percentage of the Total Guaranteed Withdrawal Amount, as later defined in this Prospectus. You do not pay this charge once You are in the pay-out phase of your Contract, or after your optional benefit terminates. The charges may increase upon an Automatic Annual Step-Up, but they will not exceed the maximum charges listed in this table. (See “Guaranteed Withdrawal Benefits” for more information.)
[15]	The Guaranteed Lifetime Withdrawal Benefit was available for purchase in Minnesota and Pennsylvania starting on May 4, 2015 and in New York starting on August 31, 2015. The Guaranteed Lifetime Withdrawal Benefit was available for purchase in all other states starting on February 14, 2015. On the issue date, the Benefit Base is equal to your initial purchase payment. The Benefit Base is adjusted for subsequent purchase payments and may be adjusted for withdrawals. The charge for the Guaranteed Lifetime Withdrawal Benefit is a percentage of the Benefit Base, as later defined in this Prospectus. You do not pay this charge once You are in the pay-out phase of your Contract, or after your optional benefit terminates. The charges may increase upon an Automatic Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your Contract was issued, the current charge for the optional benefit was equal to the maximum charge for the optional benefit, that charge will not increase upon an Automatic Step-Up. (See “Guaranteed Lifetime Withdrawal Benefit” for more information.)
Table 3 – Portfolio Operating Expenses
The next table shows the minimum and maximum total operating expenses charged by the Portfolios that You may pay periodically during the time that You own the Contract. Certain Portfolios may impose a redemption fee in the future. More detail concerning each Portfolio’s fees and expenses is contained in the prospectuses for the Portfolios and in the following tables. For information concerning compensation paid for the sale of the Contracts, see “General Information — Who Sells the Contracts.”
Minimum and Maximum Total Annual Portfolio Operating Expenses
	Minimum	Maximum
Total Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.53%	1.67%

Portfolio Fees and Expenses
(as a percentage of average daily net assets)
The following table is a summary. For more complete information on Portfolio fees and expenses, please refer to the prospectus for each Portfolio.
American Funds® — Class 2
Portfolio	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
American Funds Global Small Capitalization Fund	0.70%	0.25%	0.06%	—	1.01%	—	1.01%
American Funds Growth-Income Fund	0.26%	0.25%	0.04%	—	0.55%	—	0.55%

Brighthouse Funds Trust I
Portfolio	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
AB Global Dynamic Allocation Portfolio — Class B	0.61%	0.25%	0.04%	0.01%	0.91%	0.02%	0.89%
American Funds® Balanced Allocation Portfolio — Class C	0.06%	0.55%	0.01%	0.42%	1.04%	—	1.04%
American Funds® Growth Allocation Portfolio — Class C	0.06%	0.55%	0.01%	0.43%	1.05%	—	1.05%
American Funds® Growth Portfolio — Class C	—	0.55%	0.02%	0.35%	0.92%	—	0.92%
American Funds® Moderate Allocation Portfolio — Class C	0.06%	0.55%	0.02%	0.41%	1.04%	—	1.04%

Brighthouse Funds Trust I
Portfolio	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
AQR Global Risk Balanced Portfolio — Class B	0.62%	0.25%	0.03%	0.05%	0.95%	0.01%	0.94%
BlackRock Global Tactical Strategies Portfolio — Class B	0.66%	0.25%	0.02%	0.07%	1.00%	0.05%	0.95%
Brighthouse Asset Allocation 100 Portfolio — Class B	0.07%	0.25%	0.02%	0.66%	1.00%	—	1.00%
Brighthouse Balanced Plus Portfolio — Class B	0.24%	0.25%	0.01%	0.45%	0.95%	0.01%	0.94%
Brighthouse/Aberdeen Emerging Markets Equity Portfolio — Class B	0.92%	0.25%	0.09%	—	1.26%	0.10%	1.16%
Brighthouse/Eaton Vance Floating Rate Portfolio — Class B	0.60%	0.25%	0.09%	—	0.94%	—	0.94%
Brighthouse/Franklin Low Duration Total Return Portfolio — Class B	0.50%	0.25%	0.05%	0.01%	0.81%	0.07%	0.74%
Brighthouse/Templeton International Bond Portfolio — Class B	0.60%	0.25%	0.08%	—	0.93%	—	0.93%
Brighthouse/Wellington Large Cap Research Portfolio — Class B	0.56%	0.25%	0.03%	—	0.84%	0.04%	0.80%
Clarion Global Real Estate Portfolio — Class B	0.62%	0.25%	0.05%	—	0.92%	0.04%	0.88%
Harris Oakmark International Portfolio — Class B	0.77%	0.25%	0.05%	—	1.07%	0.03%	1.04%
Invesco Balanced-Risk Allocation Portfolio — Class B	0.63%	0.25%	0.04%	0.02%	0.94%	0.02%	0.92%
Invesco Global Equity Portfolio — Class B	0.66%	0.25%	0.04%	—	0.95%	0.11%	0.84%
Invesco Small Cap Growth Portfolio — Class B	0.85%	0.25%	0.04%	—	1.14%	0.08%	1.06%
JPMorgan Core Bond Portfolio — Class B	0.55%	0.25%	0.03%	—	0.83%	0.14%	0.69%
JPMorgan Global Active Allocation Portfolio — Class B	0.72%	0.25%	0.05%	—	1.02%	0.06%	0.96%
JPMorgan Small Cap Value Portfolio — Class B	0.78%	0.25%	0.07%	—	1.10%	0.10%	1.00%
Loomis Sayles Global Allocation Portfolio — Class B	0.70%	0.25%	0.08%	—	1.03%	0.01%	1.02%
Loomis Sayles Growth Portfolio — Class B	0.57%	0.25%	0.02%	—	0.84%	0.02%	0.82%
MetLife Multi-Index Targeted Risk Portfolio — Class B	0.17%	0.25%	0.01%	0.22%	0.65%	—	0.65%
MFS® Research International Portfolio — Class B	0.70%	0.25%	0.04%	—	0.99%	0.10%	0.89%
Morgan Stanley Discovery Portfolio — Class B	0.64%	0.25%	0.04%	—	0.93%	0.02%	0.91%
PanAgora Global Diversified Risk Portfolio — Class B	0.65%	0.25%	0.20%	0.02%	1.12%	—	1.12%
PIMCO Inflation Protected Bond Portfolio — Class B	0.48%	0.25%	0.94%	—	1.67%	—	1.67%
PIMCO Total Return Portfolio — Class B	0.48%	0.25%	0.38%	—	1.11%	0.03%	1.08%
Schroders Global Multi-Asset Portfolio — Class B	0.63%	0.25%	0.04%	0.02%	0.94%	0.01%	0.93%
SSGA Growth and Income ETF Portfolio — Class B	0.31%	0.25%	0.01%	0.20%	0.77%	—	0.77%
SSGA Growth ETF Portfolio — Class B	0.32%	0.25%	0.03%	0.21%	0.81%	—	0.81%

Brighthouse Funds Trust I
Portfolio	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
T. Rowe Price Mid Cap Growth Portfolio — Class B	0.75%	0.25%	0.03%	—	1.03%	—	1.03%
Victory Sycamore Mid Cap Value Portfolio — Class B	0.65%	0.25%	0.04%	—	0.94%	0.09%	0.85%
Western Asset Management Government Income Portfolio — Class B	0.43%	0.25%	0.05%	—	0.73%	0.03%	0.70%

Brighthouse Funds Trust II — Class B
Portfolio	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
Baillie Gifford International Stock Portfolio	0.79%	0.25%	0.05%	—	1.09%	0.12%	0.97%
BlackRock Bond Income Portfolio	0.34%	0.25%	0.05%	—	0.64%	—	0.64%
BlackRock Capital Appreciation Portfolio	0.70%	0.25%	0.02%	—	0.97%	0.09%	0.88%
BlackRock Ultra-Short Term Bond Portfolio	0.35%	0.25%	0.04%	—	0.64%	0.02%	0.62%
Brighthouse Asset Allocation 20 Portfolio	0.10%	0.25%	0.03%	0.63%	1.01%	0.03%	0.98%
Brighthouse Asset Allocation 40 Portfolio	0.06%	0.25%	—	0.63%	0.94%	—	0.94%
Brighthouse Asset Allocation 60 Portfolio	0.05%	0.25%	—	0.64%	0.94%	—	0.94%
Brighthouse Asset Allocation 80 Portfolio	0.05%	0.25%	0.01%	0.65%	0.96%	—	0.96%
Brighthouse/Artisan Mid Cap Value Portfolio	0.82%	0.25%	0.04%	—	1.11%	0.08%	1.03%
Brighthouse/Dimensional International Small Company Portfolio	0.81%	0.25%	0.14%	—	1.20%	0.01%	1.19%
Brighthouse/Wellington Core Equity Opportunities Portfolio	0.70%	0.25%	0.02%	—	0.97%	0.12%	0.85%
Frontier Mid Cap Growth Portfolio	0.71%	0.25%	0.04%	—	1.00%	0.02%	0.98%
Jennison Growth Portfolio	0.60%	0.25%	0.02%	—	0.87%	0.08%	0.79%
Loomis Sayles Small Cap Core Portfolio	0.90%	0.25%	0.07%	0.01%	1.23%	0.09%	1.14%
MetLife Aggregate Bond Index Portfolio	0.25%	0.25%	0.03%	—	0.53%	0.01%	0.52%
MetLife Mid Cap Stock Index Portfolio	0.25%	0.25%	0.05%	0.01%	0.56%	—	0.56%
MetLife MSCI EAFE® Index Portfolio	0.30%	0.25%	0.07%	0.01%	0.63%	—	0.63%
MetLife Russell 2000® Index Portfolio	0.25%	0.25%	0.06%	—	0.56%	—	0.56%
MetLife Stock Index Portfolio	0.25%	0.25%	0.03%	—	0.53%	0.01%	0.52%
MFS® Total Return Portfolio	0.57%	0.25%	0.06%	—	0.88%	—	0.88%
MFS® Value Portfolio	0.61%	0.25%	0.02%	—	0.88%	0.06%	0.82%
Neuberger Berman Genesis Portfolio	0.82%	0.25%	0.04%	—	1.11%	0.01%	1.10%
T. Rowe Price Large Cap Growth Portfolio	0.60%	0.25%	0.03%	—	0.88%	0.05%	0.83%

Brighthouse Funds Trust II — Class B
Portfolio	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
T. Rowe Price Small Cap Growth Portfolio	0.47%	0.25%	0.03%	—	0.75%	—	0.75%
VanEck Global Natural Resources Portfolio	0.78%	0.25%	0.03%	0.01%	1.07%	0.06%	1.01%
Western Asset Management Strategic Bond Opportunities Portfolio	0.57%	0.25%	0.03%	—	0.85%	0.06%	0.79%
Western Asset Management U.S. Government Portfolio	0.48%	0.25%	0.02%	—	0.75%	0.03%	0.72%

The information shown in the table above was provided by the Portfolios. Certain Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue through April 30, 2021. These arrangements can be terminated with respect to these Portfolios only with the approval of the Portfolio's board of directors or trustees. Please see the Portfolios’ prospectuses for additional information regarding these arrangements.
Certain Portfolios that have “Acquired Fund Fees and Expenses” may be “funds of funds.” A fund of funds invests substantially all of its assets in other underlying funds. Because the Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.
Examples
These Examples are intended to help You compare the cost of investing in the Contract with the cost of investing in other Variable Annuity contracts. These costs include Contract Owner transaction expenses, annual Contract fees, if any, Separate Account charges, and Portfolio fees and expenses.
Examples 1 through 5 assume You purchased the Contract with optional benefits that result in the highest possible combination of charges.
Example 1 relates to the purchase of the Contract with the B Class; Example 2 relates to the purchase of the Contract with the B Plus Class; Example 3 relates to the purchase of the Contract with the C Class; Example 4 relates to the purchase of the Contract with the L Class; and Example 5 relates to the purchase of the Contract with the R Class.
Examples 6 through 10 assume You purchased the Contract with no optional benefits that result in the least expensive combination of charges.

Example 6 relates to the purchase of the Contract with the B Class; Example 7 relates to the purchase of the Contract with the B Plus Class; Example 8 relates to the purchase of the Contract with the C Class; Example 9 relates to the purchase of the Contract with the L Class; and Example 10 relates to the purchase of the Contract with the R Class.
Example 1.    This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
Assumptions:
•	You select the B Class;
•	reimbursement and/or waiver of expenses was not in effect;
•	there was no allocation to the Fixed Account or Enhanced Dollar Cost Averaging Program;
•	You bear the minimum or maximum fees and expenses of any of the Portfolios (see “Table 3 — Portfolio Operating Expenses”);
•	You paid the Annual Contract Fee;
•	the underlying Portfolio earns a 5% annual return;
•	You select the Guaranteed Lifetime Withdrawal Benefit and assume that You elect the Optional Step-Up feature and as a result the charge increases to 2.00%, which is the maximum charge permitted; and
•	You select the Guaranteed Lifetime Withdrawal Benefit — Death Benefit and You are age 65 and assume that You elect the Optional Step-Up feature and as a result the charge increases to 1.20%, which is the maximum charge permitted.
You fully surrender your Contract with applicable Withdrawal Charges deducted.
	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Maximum	$1,342	$2,394	$3,413	$5,986
Minimum	$1,228	$2,063	$2,878	$5,006

You do not surrender your Contract or You elect to annuitize (elect a pay-out option with an income payment type under which You receive income payments over your lifetime) (no Withdrawal Charges would be deducted).
	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Maximum	$642	$1,854	$3,053	$5,986
Minimum	$528	$1,523	$2,518	$5,006

Example 2.    This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the periods indicated. Your actual costs may be higher or lower.
Assumptions:
•	You select the B Plus Class;
•	reimbursement and/or waiver of expenses was not in effect;
•	there was no allocation to the Fixed Account;
•	You bear the minimum or maximum fees and expenses of any of the Portfolios (see “Table 3 — Portfolio Operating Expenses”);
•	You paid the Annual Contract Fee;
•	the underlying Portfolio earns a 5% annual return;
•	You select the Guaranteed Lifetime Withdrawal Benefit and assume that You elect the Optional Step-Up feature and as a result the charge increases to 2.00%, which is the maximum charge permitted; and
•	You select the Guaranteed Lifetime Withdrawal Benefit — Death Benefit and You are age 65 and assume that You elect the Optional Step-Up feature and as a result the charge increases to 1.20%, which is the maximum charge permitted.
You fully surrender your Contract with applicable Withdrawal Charges deducted.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Maximum	$1,518	$2,731	$3,909	$6,743
Minimum	$1,397	$2,391	$3,369	$5,790

You do not surrender your Contract or You elect to annuitize (elect a pay-out option with an income payment type under which You receive income payments over your lifetime) (no Withdrawal Charges would be deducted).
	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Maximum	$718	$2,101	$3,459	$6,743
Minimum	$597	$1,761	$2,919	$5,790

Example 3.    This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
Assumptions:
•	You select the C Class;
•	reimbursement and/or waiver of expenses was not in effect;
•	You bear the minimum or maximum fees and expenses of any of the Portfolios (see “Table 3 — Portfolio Operating Expenses”);
•	You pay the Annual Contract Fee;
•	the underlying Portfolio earns a 5% annual return;
•	You select the Guaranteed Lifetime Withdrawal Benefit and assume that You elect the Optional Step-Up feature and as a result the charge increases to 2.00%, which is the maximum charge permitted; and
•	You select the Guaranteed Lifetime Withdrawal Benefit — Death Benefit and You are age 65 and assume that You elect the Optional Step-Up feature and as a result the charge increases to 1.20%, which is the maximum charge permitted.
You surrender your Contract, You do not surrender your Contract or You elect to annuitize (elect a pay-out option with an income type under which You receive income payments over your life time) (no Withdrawal Charges apply to the C Class).
	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Maximum	$682	$1,969	$3,235	$6,303
Minimum	$568	$1,640	$2,709	$5,363

Example 4.    This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
Assumptions:
•	You select the L Class;
•	reimbursement and/or waiver of expenses was not in effect;
•	there was no allocation to the Fixed Account or the Enhanced Dollar Cost Averaging Program;
•	You bear the minimum or maximum fees and expenses of any of the Portfolios (see “Table 3 — Portfolio Operating Expenses”);
•	You paid the Annual Contract Fee;
•	the underlying Portfolio earns a 5% annual return;
•	You select the Guaranteed Lifetime Withdrawal Benefit and assume that You elect the Optional Step-Up feature and as a result the charge increases to 2.00%, which is the maximum charge permitted; and
•	You select the Guaranteed Lifetime Withdrawal Benefit — Death Benefit and You are age 65 and assume that You elect the Optional Step-Up feature and as a result the charge increases to 1.20%, which is the maximum charge permitted.
You fully surrender your Contract with applicable Withdrawal Charges deducted.
	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Maximum	$1,367	$2,376	$3,167	$6,186
Minimum	$1,253	$2,046	$2,638	$5,231

You do not surrender your Contract or You elect to annuitize (elect a pay-out option with an income type under which You receive income payments over your life time) (no Withdrawal Charges would be deducted).
	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Maximum	$667	$1,926	$3,167	$6,186
Minimum	$553	$1,596	$2,638	$5,231

Example 5. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower:
Assumptions:
•	You select the R Class;
•	reimbursement and/or waiver of expenses was not in effect;
•	there was no allocation to the Fixed Account or Enhanced Dollar Cost Averaging Program;
•	You bear the minimum or maximum fees and expenses of any of the Portfolios (see “Table 3 — Portfolio Operating Expenses”);
•	You paid the Annual Contract Fee;
•	the underlying Portfolio earns a 5% annual return;
•	You select the Guaranteed Lifetime Withdrawal Benefit and assume that You elect the Optional Step-Up feature and as a result the charge increases to 2.00%, which is the maximum charge permitted; and
•	You select the Guaranteed Lifetime Withdrawal Benefit — Death Benefit and You are age 65 and assume that You elect the Optional Step-Up feature and as a result the charge increases to 1.20%, which is the maximum charge permitted.
You fully surrender your Contract, with applicable Withdrawal Charges deducted.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Maximum	$1,432	$2,456	$3,457	$5,905
Minimum	$1,318	$2,124	$2,921	$4,924

You do not surrender your Contract or You elect to annuitize (elect a pay-out option with an income payment type under which You receive income payments over your lifetime) (no Withdrawal Charges would be deducted).
	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Maximum	$632	$1,826	$3,007	$5,905
Minimum	$518	$1,494	$2,471	$4,924

Example 6.    This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower:
Assumptions:
•	You select the B Class;
•	reimbursement and/or waiver of expenses was not in effect;
•	there was no allocation to the Fixed Account or Enhanced Dollar Cost Averaging Program;
•	You bear the minimum or maximum fees and expenses of any of the Portfolios (see “Table 3 — Portfolio Operating Expenses”);
•	You pay the Annual Contract Fee; and
•	the underlying Portfolio earns a 5% annual return
You fully surrender your Contract, with applicable Withdrawal Charges deducted.
	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Maximum	$1,022	$1,463	$1,909	$3,231
Minimum	$ 908	$1,120	$1,337	$2,086

You do not surrender your Contract or You elect to annuitize (elect a pay-out option with an income payment type under which You receive income payments over your lifetime) (no Withdrawal Charges would be deducted).
	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Maximum	$322	$923	$1,549	$3,231
Minimum	$208	$580	$ 977	$2,086

Example 7.    This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the periods indicated. Your actual costs may be higher or lower.
Assumptions:
•	You select the B Plus Class;
•	reimbursement and/or waiver of expenses was not in effect;
•	there was no allocation to the Fixed Account;
•	You bear the minimum or maximum fees and expenses of any of the Portfolios (see “Table 3 — Portfolio Operating Expenses”);
•	You pay the Annual Contract Fee; and
•	the underlying Portfolio earns a 5% annual return
You fully surrender your Contract, with applicable Withdrawal Charges deducted.

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Maximum	$1,198	$1,778	$2,372	$3,963
Minimum	$1,077	$1,420	$1,780	$2,812

You do not surrender your Contract or You elect to annuitize (elect a pay-out option with an income payment type under which You receive income payments over your lifetime) (no Withdrawal Charges would be deducted).
	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Maximum	$398	$1,148	$1,922	$3,963
Minimum	$277	$ 790	$1,330	$2,812

Example 8.    This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
Assumptions:
•	You select the C Class;
•	reimbursement and/or waiver of expenses was not in effect;
•	You bear the minimum or maximum fees and expenses of any of the Portfolios (see “Table 3 — Portfolio Operating Expenses”);
•	You pay the Annual Contract Fee; and
•	the underlying Portfolio earns a 5% annual return
You surrender your Contract, You do not surrender your Contract or elect to annuitize (elect a pay-out option with an income payment type under which You receive income payments over your lifetime) (no Withdrawal Charges apply to the C Class).
	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Maximum	$362	$1,041	$1,743	$3,603
Minimum	$248	$ 701	$1,181	$2,502

Example 9.    This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
Assumptions:
•	You select the L Class;
•	reimbursement and/or waiver of expenses was not in effect;
•	there was no allocation to the Fixed Account or the Enhanced Dollar Cost Averaging Program;
•	You bear the minimum or maximum fees and expenses of any of the Portfolios (see “Table 3 — Portfolio Operating Expenses”);
•	You pay the Annual Contract Fee; and
•	the underlying Portfolio earns a 5% annual return
You fully surrender your Contract with applicable Withdrawal Charges deducted.
	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Maximum	$1,047	$1,447	$1,670	$3,465
Minimum	$ 933	$1,106	$1,105	$2,348

You do not surrender your Contract or You elect to annuitize (elect a pay-out option with an income type under which You receive income payments over your life time) (no Withdrawal Charges would be deducted).

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Maximum	$347	$997	$1,670	$3,465
Minimum	$233	$656	$1,105	$2,348

Example 10.    This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower:
Assumptions:
•	You select the R Class;
•	reimbursement and/or waiver of expenses was not in effect;
•	there was no allocation to the Fixed Account or Enhanced Dollar Cost Averaging Program;
•	You bear the minimum or maximum fees and expenses of any of the Portfolios (see “Table 3 — Portfolio Operating Expenses”);
•	You pay the Annual Contract Fee; and
•	the underlying Portfolio earns a 5% annual return
You fully surrender your Contract, with applicable Withdrawal Charges deducted.
	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Maximum	$1,112	$1,523	$1,950	$3,135
Minimum	$ 998	$1,180	$1,376	$1,980

You do not surrender your Contract or You elect to annuitize (elect a pay-out option with an income payment type under which You receive income payments over your lifetime) (no Withdrawal Charges would be deducted).
	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Maximum	$312	$893	$1,500	$3,135
Minimum	$198	$550	$ 926	$1,980

ACCUMULATION UNIT VALUES FOR EACH DIVISION
See Appendix B.

MetLife
M	etropolitan Life Insurance Company is a provider of insurance, annuities, employee benefits and asset management. We are also one of the largest institutional investors in the United States with a $280.6 billion general account portfolio invested primarily in fixed income securities (corporate, structured products, municipals, and government and agency) and mortgage loans, as well as real estate, real estate joint ventures, other limited partnerships and equity securities, at December 31, 2019. The Company was incorporated under the laws of New York in 1868. The Company’s office is located at 200 Park Avenue, New York, New York 10166-0188. The Company is a wholly-owned subsidiary of MetLife, Inc.
Metropolitan Life
Separate Account E
W	e established Metropolitan Life Separate Account E (the “Separate Account”) on September 27, 1983. The purpose of the Separate Account is to hold the variable assets that underlie the Preference Premier Variable Annuity Contracts and some other Variable Annuity contracts we issue. We have registered the Separate Account with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended (“1940 Act”).
The Separate Account’s assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts issued from this Separate Account without regard to our other business.
We are obligated to pay all money we owe under the Contracts — such as death benefits and income payments — even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit, optional Guaranteed Minimum Income Benefit, or optional Guaranteed Withdrawal Benefit that exceeds the assets in the Separate Account are also paid from our general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of MetLife and our long term ability to make such payments, and are not guaranteed by any other party. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. MetLife is regulated as an insurance company under state law, which includes, generally, limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.
The investment manager to certain of the Portfolios offered with the Contracts or with other Variable Annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While MetLife does not concede that the Separate Account is a commodity pool, MetLife has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodities Exchange Act (“CEA”), and is not subject to registration or regulation as a pool operator under the CEA.

Variable Annuities
T	his Prospectus describes a type of variable annuity, a deferred variable annuity. This Prospectus describes all material features of the Contract. These annuities are “variable” because the value of your account or income payment varies based on the investment performance of the Divisions You choose. In short, the value of your Contract and your income payments under a variable pay-out option of your Contract may go up or down. Since the investment performance is not guaranteed, your money is at risk. The degree of risk will depend on the Divisions You select. The Accumulation Unit Value or Annuity Unit Value for each Division rises or falls based on the investment performance (or “experience”) of the Portfolio with the same name. MetLife and its affiliates also offer other annuities not described in this Prospectus.
In most states, the Contracts have a fixed interest rate option called the “Fixed Account.” The Fixed Account is not available with the C Class Contract or with certain optional benefits (see "Your Investment Choices — Investment Allocation Restrictions for Certain Optional Benefits"). The Fixed Account is part of our general account and offers an interest rate that is guaranteed by us. The minimum interest rate depends on the date your Contract is issued but will not be less than 1%. The current interest rate may vary by Contract class. Your registered representative can tell you the current and minimum interest rates that apply. The variable pay-out options under the Contracts have a fixed payment option called the “Fixed Income Payment Option.” Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor our general account has been registered as an investment company under the Investment Company Act of 1940. Under the Fixed Income Payment Option, we guarantee the amount of your fixed income payments. These fixed options are not described in this Prospectus although we occasionally refer to them. All guarantees as to purchase payments or Account Value allocated to the Fixed Account, interest credited to the Fixed Account, and fixed income payments are subject to our financial strength and claims-paying ability.
Replacement of Annuity Contracts
Exchange Programs:    From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us may be exchanged for the Contract offered by this Prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this Contract, an existing Contract is eligible for exchange if a withdrawal from, or surrender of, the Contract would not trigger a Withdrawal Charge. The Account Value of this Contract attributable to the exchanged assets will not be subject to any Withdrawal Charge or be eligible for the Enhanced Dollar Cost Averaging Program. Any additional purchase payments contributed to the new Contract will be subject to all fees and charges, including the Withdrawal Charge described in this Prospectus. You should carefully consider whether an exchange is appropriate for You by comparing the death benefits, living benefits, and other guarantees provided by the Contract You currently own to the benefits and guarantees that would be provided by the new Contract offered in this Prospectus. Then You should compare the fees and charges (e.g., the death benefit charges, the living benefit charges, and the separate account charge) of your current Contract to the fees and charges of the new Contract, which may be higher than your current Contract. These programs will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for Federal income tax purposes; however, You should consult your tax adviser before making any such exchange.
Other Exchanges:    Generally, You can exchange one variable annuity Contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code (the “Code”). Before making an exchange You should compare both annuities carefully. If You exchange another annuity for the one described in this Prospectus, unless the exchange occurs under one of our exchange programs described above, You might have to pay a withdrawal charge on your old annuity, and there will be a new withdrawal charge period for this Contract (there is no withdrawal charge period for the C Class). Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the Contract until we have received the initial purchase payment from your existing insurance company, the issuance of the Contract may be delayed. Generally, it is not advisable to purchase a Contract as a replacement for an existing variable annuity Contract. Before You exchange another annuity for our Contract, ask your registered representative whether the exchange would be advantageous, given the features, benefits and charges.
The Contract
Y	ou accumulate money in your account during the pay-in phase by making one or more purchase payments. MetLife will hold your money and credit investment returns as long as the money remains in your account.
All IRAs receive tax deferral under the Code. There are no additional tax benefits from funding an IRA with a Contract. Therefore, there should be reasons other than tax deferral for acquiring the Contract, such as the availability of a guaranteed income for life, the death benefits or the other optional benefits available under this Contract.
This Prospectus describes all the material features of the Contract.
Non-Natural Persons as Owners or Beneficiaries.    If a non-natural person, such as a trust, is the Owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally, eliminate the Beneficiary’s ability to “stretch” or a spousal Beneficiary’s ability to continue the Contract and the living and/or death benefits. Non-tax qualified Contracts owned by a non-natural person such as a corporation or certain other legal entities (other than a trust that holds the Contract as agent for a natural person) do not receive tax deferral on earnings. Therefore, there should be reasons other than tax deferral for acquiring the Contract by a corporation or certain other legal entities.
A Contract consists of two phases: the accumulation or “pay-in” phase and the income or “pay-out” phase (or annuitization phase). The pay-out phase begins when You elect to have us pay You “income” payments using the money in your account. The number and the amount of the income payments You receive will depend on such things as the type of pay-out option You choose, your investment choices, and the amount used to provide your income payments. There is no death benefit during the pay-out phase, however, depending on the pay-out option You elect, any remaining guarantee (i.e., cash refund amount or guaranteed income payments) will be paid to your Beneficiary(ies) (see “Pay Out (or Income Options)” for more information). Because Contracts offer the insurance benefit of income payment options, including our guarantee of income for your lifetime, they are “annuities.”
The Contract was offered in several variations, which we call “classes.” Each class offers You the ability to choose certain features. Each has its own Separate Account charge and applicable Withdrawal Charge (except C Class which has no Withdrawal Charges). The Contract also offers You the opportunity to choose optional benefits (“riders”), each for a charge in addition to the Separate Account charge with the Standard Death Benefit for that class. If You purchased any of the optional death benefits, other than the GLWB Death Benefit, the optional benefit was attached to Your Contract in place of the Standard Death Benefit. If You purchase the GLWB Death Benefit (which can only be elected if you elect the GLWB optional benefit), both the optional benefit and the Standard Death Benefit will be attached to your Contract. In deciding whether to purchase any of the optional benefits, You should consider the desirability of the benefit relative to its additional cost and to your needs.

You should carefully consider which of the available classes is appropriate for You. Determination of the appropriate balance between (a) the ability to access your Account Value without incurring a Withdrawal Charge (see “Expenses – Withdrawal Charge”); (b) the impact of Separate Account charges on your Account Value (see “Expenses – Product Charges” as well as “Purchase Payments – Accumulation Unit Value”); and (c) should You elect an optional living or death benefit rider, the duration You must own the Contract to take full advantage of the guaranteed protection provided by the optional benefit, are important factors to consider. You should discuss the relative benefits and costs of the different share classes with your financial representative. Unless You tell us otherwise, we will assume that You are purchasing the B Class Contract with the Standard Death Benefit and no optional benefits. These optional benefits are:
■	an Annual Step-Up Death Benefit;
■	Enhanced Death Benefits (the Enhanced Death Benefit Max V (the “EDB Max V”), the Enhanced Death Benefit Max IV (the “EDB Max IV”), the Enhanced Death Benefit Max III (the “EDB Max III”), the Enhanced Death Benefit Max II (the “EDB Max II”), the Enhanced Death Benefit III (the “EDB III”) and the Enhanced Death Benefit II (the “EDB II”) are collectively, the “EDBs”);
■	an Earnings Preservation Benefit;
■	Guaranteed Minimum Income Benefits (the Guaranteed Minimum Income Benefit Max V (the “GMIB Max V”), the Guaranteed Minimum Income Benefit Max IV (the “GMIB Max IV”), the Guaranteed Minimum Income Benefit Max III (the “GMIB Max III”), the Guaranteed Minimum Income Benefit Max II (“GMIB Max II”), the Guaranteed Minimum Income Benefit Plus IV (the “GMIB Plus IV”) and the Guaranteed Minimum Income Benefit Plus III (the “GMIB Plus III”) are collectively, the “GMIBs”);
■	Guaranteed Withdrawal Benefit (the “GWB v1”); and
■	Guaranteed Lifetime Withdrawal Benefit (the “GLWB”) which offers an optional death benefit (the “GLWB Death Benefit”).
The EDB Max V could only be elected if You elected the GMIB Max V. The EDB Max IV could only be elected if You elected the GMIB Max IV. The EDB Max III could only be elected if You elected the GMIB Max III. The EDB Max II could only be elected if You elected the GMIB Max II. The EDB III could only be elected if You elected the GMIB Plus IV. The EDB II could only be elected if You elected the GMIB Plus III. You could not elect the Earnings Preservation Benefit or the Optional Annual Step-Up Death Benefit with an EDB. You could only elect the GLWB Death Benefit if you also elected the GLWB optional benefit. None of the optional benefits are currently available for sale.
Each of these optional benefits is described in more detail later in this Prospectus. The availability of optional benefits and features of optional benefits may vary by state.
We may restrict the investment choices available to You if You selected certain optional benefits. These restrictions are intended to reduce the risk of investment losses which could require the Company to use its general account assets to pay amounts due under the selected optional benefit.
In the future, we may change the investment choices that are available to You if You selected certain optional benefits. If You elected an optional benefit and we later remove an investment choice from the group of investment choices available under that optional benefit, You will not be required to reallocate purchase payments or Account Value that You had previously allocated to that investment choice. However, You may not be able to allocate new purchase payments or transfer Account Value to that investment choice.

If You elected the GMIB Max V, the GMIB Max IV, the GMIB Max III, the GMIB Max II, the EDB Max V, the EDB Max IV, the EDB Max III or the EDB Max II, or if You elected the GWB v1, we require You to allocate your purchase payments and Account Value as described below under “Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max, the EDB Max and the GWB v1” until the optional benefit terminates.
If You elected the GMIB Plus IV, the EDB III, the GMIB Plus III or the EDB II, we require You to allocate your purchase payments and Account Value as described below under “Investment Allocation and Other Purchase Payment Restrictions for the GMIB Plus IV, the EDB III, the GMIB Plus III and the EDB II” until the optional benefit terminates.
If You elected the GLWB, we require You to allocate your purchase payments and Account Value as described below under “Investment Allocation and Other Purchase Payment Restrictions for the GLWB” until the optional benefit terminates.
Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your Contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the Prospectus describing such benefits and guarantees.

Classes of the Contract
B Class
The B Class has a 1.25% annual Separate Account charge (1.50% in the case of the American Funds Growth-Income and American Funds Global Small Capitalization Divisions) and a declining seven year Withdrawal Charge on each purchase payment (see "Withdrawal Charges" for more information). If You chose the Annual Step-Up Death Benefit, the Separate Account charge is 1.45% (1.70% in the case of the American Funds Growth-Income and American Funds Global Small Capitalization Divisions). If You chose the optional Earnings Preservation Benefit and the Annual Step-Up Death Benefit, the Separate Account charge is 1.70% (1.95% in the case of the American Funds Growth-Income and American Funds Global Small Capitalization Divisions).
B Plus Class
The B Plus Class (may also be known as the “Bonus Class” in our sales literature and advertising)
You could have purchased a Contract in the B Plus Class before your 81st birthday. If there are Joint Contract Owners, the age of the oldest Joint Contract Owner was used to determine eligibility. Under the B Plus Class Contract, we currently credit 6% to each of your purchase payments made during the first Contract Year. The Bonus will be applied on a pro rata basis to the Fixed Account, if available, and the Divisions of the Separate Account based upon your allocation for your purchase payments.  Unless we specifically state otherwise, “purchase payments” in reference to the B Plus Class means purchase payments plus any associated bonus amounts. The B Plus Class has a 1.80% annual Separate Account charge (2.05% in the case of the American Funds Growth-Income and American Funds Global Small Capitalization Divisions) and a declining nine year Withdrawal Charge on each purchase payment. (See "Withdrawal Charges" for more information.) If You chose the Annual Step-Up Death Benefit, the Separate Account charge is 2.00% (2.25% in the case of the American Funds Growth-Income and American Funds Global Small Capitalization Divisions). If You chose the optional Earnings Preservation Benefit and the Annual Step-Up Death Benefit, the Separate Account charge is 2.25% (2.50% in the case of the American Funds Growth-Income and American Funds Global Small Capitalization Divisions). After You have held the Contract for nine years, the Separate Account charge declines 0.55% to 1.25% with the Standard Death Benefit (1.50% in the case of the American Funds Growth-Income and American Funds Global Small Capitalization Divisions). After You have held the Contract for nine years, the Separate Account charge declines to 1.45% for the Annual Step-Up Death Benefit (1.70% in the case of the American Funds Growth-Income and American Funds Global Small Capitalization Divisions). During the pay-out phase, the Separate Account charge is 1.25% (1.50% in the case of the American Funds Growth-Income and American Funds Global Small Capitalization Divisions), regardless of when the Contract is annuitized.
Investment returns for the B Plus Class Contract may be lower than those for the R Class Contract if Separate Account investment performance is not sufficiently high to offset increased Separate Account charges for the B Plus Class Contract.
The B Plus Class Contract may not be appropriate with certain qualified plans where there may be minimal initial purchase payments submitted in the first year.
Therefore, the choice between the B Plus Class and the R Class Contract is a judgment as to whether a higher Separate Account charge with a 6% credit is more advantageous than a lower Separate Account charge without the 6% credit.

There is no guarantee that the B Plus Class Contract will have higher returns than the R Class Contract, the other classes of the Contract, similar contracts without a bonus or any other investment. The Bonus will be credited only to purchase payments made during the first Contract Year, while an additional Separate Account charge of 0.65% for the Bonus will be assessed on all amounts in the Separate Account for the first nine years, and an additional charge of 0.10% for the Bonus will be assessed on all amounts in the Separate Account in years ten and later.
The following table demonstrates hypothetical investment returns for a B Plus Class Contract with the 6% credit compared to an R Class Contract without the Bonus. Both Contracts are assumed to have no optional benefits. The figures are based on:
a)	a $50,000 initial purchase payment with no other purchase payments;
b)	deduction of the Separate Account charge at a rate of 1.80% (1.25% in years 10+) (B Plus Class Contract) and 1.15% (R Class Contract); and
c)	an assumed rate of return (before Separate Account charges) for the investment choices of 7.01% for each of 12 years.

Contract Year	B Plus Class (1.80% Separate Account charge for first 9 years)	R Class (1.15% Separate Account charge all years)
1	$55,761	$52,930
2	$58,666	$56,032
3	$61,723	$59,315
4	$64,939	$62,791
5	$68,322	$66,471
6	$71,882	$70,366
7	$75,627	$74,489
8	$79,567	$78,854
9	$83,712	$83,475
10	$88,534	$88,367
11	$93,634	$93,545
12	$99,027	$99,027

Generally, the higher the rate of return, the more advantageous the B Plus Class is. The table above shows the “break-even” point, which is when the Account Value of a B Plus Class Contract will equal the Account Value of an R Class Contract, assuming equal initial purchase payments and a level rate of return. The Account Value would be higher in an R Class Contract after the break-even point under these same assumptions. The table assumes no additional purchase payments are made after the first Contract Anniversary. If additional purchase payments were made to the Contract, the rate of return would have to be higher in order to break-even by the end of the twelfth year. If additional purchase payments were made to the Contract and the rate of return remained the same, the break-even point would occur sooner.
The decision to elect the B Plus Class is irrevocable. We may make a profit from the additional Separate Account charge. The Enhanced Dollar Cost Averaging Program is not available with the B Plus Class.

The guaranteed annuity purchase rates for the B Plus Class are the same as those for the other classes of the Contract. Current annuity purchase rates for the B Plus Class may be lower than those for the other classes of the Contract.
Any 6% credit does not become yours until after the “free look” period; we retrieve it if You exercise the “free look”. Your exercise of the “free look” is the only circumstance under which the 6% credit will be retrieved (commonly called “recapture”). We then will refund either your purchase payments or Account Value, depending upon your state law. In the case of a refund of Account Value, the refunded amount will include any investment performance on amounts attributable to the 6% credit. If there have been any losses from the investment performance on the amounts attributable to the 6% credit, we will bear that loss.
If we agree to permit your Beneficiary to hold the Traditional IRA Contract in your name after your death for his/her benefit, a new Contract will be issued in order to facilitate the distribution of payments. The new Contract will be issued in the same Contract class, except, if You had a B Plus Class Contract, the Contract will be issued as a B Class Contract.
C Class
The C Class has a 1.65% annual Separate Account charge (1.90% in the case of the American Funds Growth-Income and American Funds Global Small Capitalization Divisions) and no Withdrawal Charge. If You chose the Annual Step-Up Death Benefit, the Separate Account charge is 1.85% (2.10% in the case of the American Funds Growth-Income and American Funds Global Small Capitalization Divisions). If You chose the optional Earnings Preservation Benefit and the Annual Step-Up Death Benefit, the Separate Account charge is 2.10% (2.35% in the case of the American Funds Growth-Income and American Funds Global Small Capitalization Divisions). The Fixed Account, the Enhanced Dollar Cost Averaging Program, Equity GeneratorSM and the AllocatorSM are not available in the C Class Contract. The BlackRock Ultra-Short Term Bond Division is available in the C Class Contract.
L Class
The L Class has a 1.50% annual Separate Account charge (1.75% in the case of the American Funds Growth-Income and American Funds Global Small Capitalization Divisions) and a declining three year Withdrawal Charge on each purchase payment (see "Withdrawal Charges" for more information). If You chose the Annual Step-Up Death Benefit, the Separate Account charge is 1.70% (1.95% in the case of the American Funds Growth-Income and American Funds Global Small Capitalization Divisions). If You chose the optional Earnings Preservation Benefit and the Annual Step-Up Death Benefit, the Separate Account charge is 1.95% (2.20% in the case of the American Funds Growth-Income and American Funds Global Small Capitalization Divisions).
R Class
The R Class has a 1.15% annual Separate Account charge (1.40% in the case of the American Funds Growth-Income and American Funds Global Small Capitalization Divisions) and a declining nine-year Withdrawal Charge on each purchase payment (see "Withdrawal Charges" for more information). If You chose the Annual Step-Up Death Benefit, the Separate Account charge is 1.35% (1.60% in the case of the American Funds Growth-Income and American Funds Global Small Capitalization Divisions). If You chose the optional Earnings Preservation Benefit and the Annual Step-Up Death Benefit, the Separate Account charge is 1.60% (1.85% in the case of the American Funds Growth-Income and American Funds Global Small Capitalization Divisions).

Your Investment Choices
Brighthouse Trust I, Brighthouse Trust II, and the American Funds® and each of their Portfolios are more fully described in their respective prospectuses and SAIs. The prospectuses and SAIs are available upon your request by calling us or writing to us at the phone number or address below.
Metropolitan Life Insurance Company
Attn: Fulfillment Unit - Preference Premier (offered on and after October 7, 2011)
PO Box 10342
Des Moines, IA 50306-0342
800-638-7732
You can also obtain information about the Portfolios (including a copy of the SAI) by accessing the Securities and Exchange Commission’s website at http://www.sec.gov. Prospectuses for the Portfolios of Brighthouse Trust I, Brighthouse Trust II, and the American Funds® will accompany or precede the delivery of your Contract. You should read these prospectuses carefully before making purchase payments to the Divisions. All of the classes of shares available to the Contracts, Class B of the Brighthouse Trust I (except for the American Funds® Balanced Allocation, American Funds® Bond, American Funds® Growth Allocation, American Funds® Growth and American Funds® Moderate Allocation Portfolios, which are Class C), Class B of Brighthouse Trust II, and Class 2 of the American Funds®, impose a 12b-1 Plan fee.
The investment choices are listed in alphabetical order below (based upon the Portfolio’s legal names.) (See “Appendix C — Portfolio Legal and Marketing Names”) The Divisions generally offer the opportunity for greater returns over the long term than our Fixed Account. You should understand that each Portfolio incurs its own risk which will be dependent upon the investment decisions made by the respective Portfolio’s investment manager. Furthermore, the name of a Portfolio may not be indicative of all the investments held by the Portfolio. The degree of investment risk You assume will depend on the Divisions You choose. While the Divisions and their comparably named Portfolios may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these Divisions and Portfolios are not those mutual funds. The Portfolios most likely will not have the same performance experience as any publicly available mutual fund. Since your Account Value or income payments are subject to the risks associated with investing in stocks and bonds, your Account Value or variable income payments based on amounts allocated to the Divisions may go down as well as up.
Each Portfolio has different investment objectives and risks. The Portfolio prospectuses contain more detailed information on each Portfolio’s investment strategy, investment managers and its fees. You may obtain a Portfolio prospectus by calling 800-638-7732 or through your registered representative. We do not guarantee the investment results of the Portfolios.
The current Portfolios are listed below, along with their Investment Manager and any Sub-Investment Manager.
Portfolio	Investment Objective	Investment Adviser/Subadviser
American Funds®
American Funds Global Small Capitalization Fund	Seeks long-term growth of capital.	Capital Research and Management CompanySM
American Funds Growth-Income Fund	Seeks long-term growth of capital and income.	Capital Research and Management CompanySM
Brighthouse Funds Trust I

Portfolio	Investment Objective	Investment Adviser/Subadviser
AB Global Dynamic Allocation Portfolio*	Seeks capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: AllianceBernstein L.P.
American Funds® Balanced Allocation Portfolio†	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC
American Funds® Growth Allocation Portfolio	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
American Funds® Growth Portfolio	Seeks to achieve growth of capital.	Brighthouse Investment Advisers, LLC; Capital Research and Management Company
American Funds® Moderate Allocation Portfolio†	Seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Investment Advisers, LLC
AQR Global Risk Balanced Portfolio*	Seeks total return.	Brighthouse Investment Advisers, LLC Subadviser: AQR Capital Management, LLC
BlackRock Global Tactical Strategies Portfolio*	Seeks capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Financial Management, Inc.
Brighthouse Asset Allocation 100 Portfolio	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse Balanced Plus Portfolio*	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Overlay Portion: Pacific Investment Management Company LLC
Brighthouse/Aberdeen Emerging Markets Equity Portfolio	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Aberdeen Asset Managers Limited
Brighthouse/Eaton Vance Floating Rate Portfolio	Seeks a high level of current income.	Brighthouse Investment Advisers, LLC Subadviser: Eaton Vance Management
Brighthouse/Franklin Low Duration Total Return Portfolio	Seeks a high level of current income, while seeking preservation of shareholders’ capital.	Brighthouse Investment Advisers, LLC Subadviser: Franklin Advisers, Inc.
Brighthouse/Templeton International Bond Portfolio#	Seeks current income with capital appreciation and growth of income.	Brighthouse Investment Advisers, LLC Subadviser: Franklin Advisers, Inc.
Brighthouse/Wellington Large Cap Research Portfolio	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Clarion Global Real Estate Portfolio	Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: CBRE Clarion Securities LLC
Harris Oakmark International Portfolio	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.
Invesco Balanced-Risk Allocation Portfolio*	Seeks total return.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Global Equity Portfolio	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Small Cap Growth Portfolio	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
JPMorgan Core Bond Portfolio	Seeks to maximize total return.	Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.
JPMorgan Global Active Allocation Portfolio*	Seeks capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.

Portfolio	Investment Objective	Investment Adviser/Subadviser
JPMorgan Small Cap Value Portfolio	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.
Loomis Sayles Global Allocation Portfolio	Seeks high total investment return through a combination of capital appreciation and income.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
Loomis Sayles Growth Portfolio	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
MetLife Multi-Index Targeted Risk Portfolio*	Seeks a balance between growth of capital and current income, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Overlay Portion: MetLife Investment Advisors, LLC
MFS ® Research International Portfolio	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
Morgan Stanley Discovery Portfolio	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.
PanAgora Global Diversified Risk Portfolio*	Seeks total return.	Brighthouse Investment Advisers, LLC Subadviser: PanAgora Asset Management, Inc.
PIMCO Inflation Protected Bond Portfolio	Seeks maximum real return, consistent with preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
PIMCO Total Return Portfolio	Seeks maximum total return, consistent with the preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
Schroders Global Multi-Asset Portfolio*	Seeks capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadvisers: Schroder Investment Management North America Inc.; Schroder Investment Management North America Limited
SSGA Growth and Income ETF Portfolio†	Seeks growth of capital and income.	Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.
SSGA Growth ETF Portfolio	Seeks growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.
T. Rowe Price Mid Cap Growth Portfolio	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Victory Sycamore Mid Cap Value Portfolio	Seeks high total return by investing in equity securities of mid-sized companies.	Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management Inc.
Western Asset Management Government Income Portfolio*	Seeks a high level of current income, consistent with preservation of principal.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Baillie Gifford Overseas Limited
BlackRock Bond Income Portfolio	Seeks a competitive total return primarily from investing in fixed-income securities.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Capital Appreciation Portfolio	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond Portfolio	Seeks a high level of current income consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC

Portfolio	Investment Objective	Investment Adviser/Subadviser
Brighthouse Asset Allocation 20 Portfolio†	Seeks a high level of current income, with growth of capital as a secondary objective.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 40 Portfolio†	Seeks high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 60 Portfolio†	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 80 Portfolio	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse/Artisan Mid Cap Value Portfolio	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: Artisan Partners Limited Partnership
Brighthouse/Dimensional International Small Company Portfolio	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Dimensional Fund Advisors LP
Brighthouse/Wellington Core Equity Opportunities Portfolio	Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Frontier Mid Cap Growth Portfolio	Seeks maximum capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC
Jennison Growth Portfolio	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC
Loomis Sayles Small Cap Core Portfolio	Seeks long-term capital growth from investments in common stocks or other equity securities.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
MetLife Aggregate Bond Index Portfolio*	Seeks to track the performance of the Bloomberg Barclays U.S. Aggregate Bond Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MetLife Mid Cap Stock Index Portfolio	Seeks to track the performance of the Standard & Poor’s MidCap 400® Composite Stock Price Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MetLife MSCI EAFE® Index Portfolio	Seeks to track the performance of the MSCI EAFE® Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MetLife Russell 2000® Index Portfolio	Seeks to track the performance of the Russell 2000® Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MetLife Stock Index Portfolio	Seeks to track the performance of the Standard & Poor’s 500® Composite Stock Price Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MFS ® Total Return Portfolio	Seeks a favorable total return through investment in a diversified portfolio.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
MFS ® Value Portfolio	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
Neuberger Berman Genesis Portfolio	Seeks high total return, consisting principally of capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC
T. Rowe Price Large Cap Growth Portfolio	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
T. Rowe Price Small Cap Growth Portfolio	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.

Portfolio	Investment Objective	Investment Adviser/Subadviser
VanEck Global Natural Resources Portfolio#	Seeks long-term capital appreciation with income as a secondary consideration.	Brighthouse Investment Advisers, LLC Subadviser: Van Eck Associates Corporation
Western Asset Management Strategic Bond Opportunities Portfolio	Seeks to maximize total return consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
Western Asset Management U.S. Government Portfolio	Seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company

*	If You elected a GMIB Max and/or the EDB Max or if You elected the GWB v1, You must allocate all of your purchase payments and Account Value among these Portfolios. (see “Your Investment Choices — Investment Allocation Restrictions For Certain Optional Benefits.”) If you elected the GLWB, You must allocate at least 80% of your purchase payments and Account Value among these Portfolios. (See “Your Investment Choices — Investment Allocation Restrictions For Certain Optional Benefits.”). These Portfolios are also available for investment if You have not elected the GLWB, GMIB Max, EDB Max or GWB v1.
†	If You elected the GLWB, You are permitted to allocate up to 20% of your purchase payments and Account Value among these Portfolios. (See “Your Investment Choices — Investment Allocation Restrictions For Certain Optional Benefits.”) These Portfolios are also available for investment if You did not elect the GLWB.
#	These Portfolios are only available for investment if certain optional benefits were elected. (See “Your Investment Choices — Investment Allocation Restrictions For Certain Optional Benefits — Investment Allocation and Other Purchase Payment Restrictions for the GMIB Plus IV, the EDB III, the GMIB Plus III and the EDB II.”)
Some of the investment choices may not be available under the terms of your Contract. Your Contract or other correspondence we provide You will indicate the Divisions that are available to You. The BlackRock Ultra-Short Term Bond Portfolio is only available in Class C Contracts, and in Contracts issued in New York State or Washington State with any living benefit or the EDB. The Brighthouse/Templeton International Bond Division and the VanEck Global Natural Resources Division are only available to those who have elected the GMIB Plus IV, the EDB III, the GMIB Plus III or the EDB II.
Your investment choices also may be limited because:
■	We have restricted the available Divisions.
■	Some of the Divisions are not approved in your state.
Investment Choices Which Are Fund of Funds
Each of the following portfolios available within Brighthouse Trust I and Brighthouse Trust II is a “fund of funds”:
American Funds® Balanced Allocation Portfolio
American Funds® Growth Allocation Portfolio
American Funds® Moderate Allocation Portfolio
BlackRock Global Tactical Strategies Portfolio
Brighthouse Asset Allocation 20 Portfolio
Brighthouse Asset Allocation 40 Portfolio
Brighthouse Asset Allocation 60 Portfolio
Brighthouse Asset Allocation 80 Portfolio
Brighthouse Asset Allocation 100 Portfolio

Brighthouse Balanced Plus Portfolio
MetLife Multi-Index Targeted Risk Portfolio
SSGA Growth ETF Portfolio
SSGA Growth and Income ETF Portfolio
“Fund of funds” Portfolios invest substantially all of their assets in other portfolios or, with respect to the SSGA Growth ETF Portfolio and the SSGA Growth and Income ETF Portfolio, other exchange-traded funds (“underlying ETFs”). Therefore, each of these Portfolios will bear its pro rata share of the fees and expenses incurred by the underlying portfolios or underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios or underlying ETFs in which the fund of funds Portfolio invests. You may be able to realize lower aggregate expenses by investing directly in the underlying portfolios and underlying ETFs instead of investing in the fund of funds Portfolios, if such underlying portfolios or underlying ETFs are available under the Contract. However, no underlying ETFs and only some of the underlying portfolios are available under the Contract.
Investment Allocation Restrictions For Certain Optional Benefits
Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max, the EDB Max and the GWB v1
If You elected the GMIB Max V and/or the EDB Max V, the GMIB Max IV and/or the EDB Max IV, the GMIB Max III and/or the EDB Max III, the GMIB Max II and/or the EDB Max II (all eight optional benefits are referred to collectively as the “GMIB Max and EDB Max optional benefits”), or if You elected the GWB v1 optional benefit, You may allocate your purchase payments and Account Value only among the following Divisions:
(a)	AB Global Dynamic Allocation Division
(b)	AQR Global Risk Balanced Division
(c)	BlackRock Global Tactical Strategies Division
(d)	Brighthouse Balanced Plus Division
(e)	Invesco Balanced-Risk Allocation Division
(f)	JPMorgan Global Active Allocation Division
(g)	MetLife Multi-Index Targeted Risk Division
(h)	PanAgora Global Diversified Risk Division
(i)	Schroders Global Multi-Asset Division
In addition, You may allocate purchase payments and Account Value to the MetLife Aggregate Bond Index Division and the Western Asset Management® Government Income Division. You will not be able to allocate Purchase Payments or Account Value to the Fixed Account or to the BlackRock Ultra-Short Term Bond Division. No other investment choices are available with the GMIB Max, the EDB Max and the GWB v1 optional benefits.
The investment choices listed above (other than the MetLife Aggregate Bond Index Division and the Western Management® Government Income Division) have investment strategies intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under the GMIB Max, the EDB Max and the GWB v1 optional benefits. For example, certain of the investment portfolios are managed in a way that is intended to minimize volatility of returns and hedge against the effects of interest rate changes. Other investment options that are available if the GMIB Max, the EDB Max and the GWB v1 optional benefits are not selected may offer the potential for higher returns. Before You select the GWB v1 optional benefit, You and your financial representative should carefully consider whether the investment choices available with the GWB v1 optional benefit meet your investment objectives and risk tolerance. See “General Information About the Investment Options” below for information about investment portfolios that employ a managed volatility strategy.
You may also allocate purchase payments to the Enhanced Dollar Cost Averaging (“EDCA”) program, provided that your destination investment choices are one or more of the investment choices listed above. If You elected the GMIB Max, the EDB Max and the GWB v1 optional benefits, You may not participate in other dollar cost averaging programs or choose any of the automated investment strategies.
Restrictions on Investment Allocations After an Optional Benefit Terminates.    If You elected a GMIB Max optional benefit and it terminates, or if You elected both a GMIB Max optional benefit and the corresponding EDB Max optional benefit and both optional benefits terminate, or if You elected the GWB v1 optional benefit and it terminates, the investment allocation restrictions described above will no longer apply and You will be permitted to allocate subsequent purchase payments or transfer Account Value to any of the available investment divisions, but not to the Fixed Account. However, if You elected both the GMIB Max optional benefit and the corresponding EDB Max optional benefit, and only the GMIB Max optional benefit has terminated, the investment allocation restrictions described above under “Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max, the EDB Max and the GWB v1” will continue to apply. (For information on the termination of the GMIB Max, the EDB Max and the GWB v1 optional benefits, see the descriptions of the GMIB Max V, the GMIB Max IV, the GMIB Max III, GMIB Max II and the GWB v1 in the “Living Benefits — Guaranteed Income Benefits” and “Living Benefits — Guaranteed Withdrawal Benefit” sections and for the descriptions of the EDB Max V, the EDB Max IV, the EDB Max III and EDB Max II, see the “Enhanced Death Benefit” section.)
Restrictions on Subsequent Purchase Payments — GMIB Max and EDB Max.    The following subsections describe potential and current restrictions on subsequent purchase payments for GMIB Max and EDB Max optional benefits. As of the date of this Prospectus, only Contracts issued with the GMIB Max II and/or EDB Max II, the GMIB Max III and/or the EDB Max III, the GMIB Max IV and/or the EDB Max IV, or the GMIB Max V and/or EDB Max V during the time period specified in the “Current Restrictions on Subsequent Purchase Payments” section below are subject to restrictions on subsequent purchase payments.
Potential Restrictions on Subsequent Purchase Payments.    In the future, we may choose not to permit Owners of existing Contracts with the GMIB Max V, GMIB Max IV, the GMIB Max III or the GMIB Max II optional benefit to make subsequent purchase payments if: (a) that GMIB Max optional benefit is no longer available to new customers, or (b) we make certain changes to the terms of that GMIB Max optional benefit offered to new customers (for example, if we change the optional benefit charge; see your Contract schedule for a list of the other changes). Similarly, in the future, we may choose not to permit Owners of existing Contracts with the EDB Max V, the EDB Max IV, the EDB Max III or the EDB Max II optional benefit to make subsequent purchase payments if: (a) that EDB Max optional benefit is no longer available to new customers, or (b) we make certain changes to the terms of that EDB Max optional benefit offered to new customers (see your Contract schedule for a list of the changes). We will notify Owners of Contracts with the GMIB Max optional benefit and/or the EDB Max optional benefit in advance if we impose restrictions on subsequent purchase payments. If we impose restrictions on subsequent purchase payments, Contract Owners will still be permitted to transfer Account Value among the investment choices listed above.

For Contracts issued in all states, if we have imposed restrictions on subsequent purchase payments on your Contract, we will permit You to make a subsequent purchase payment when either of the following conditions apply to your Contract: (a) your Account Value is below the minimum described in “When We Can Cancel Your Contract”; or (b) the optional benefit charge is greater than your Account Value.
Current Restrictions on Subsequent Purchase Payments
•	If we received your application and necessary information, in Good Order, at your Administrative Office before the close of the Exchange on December 2, 2011, and You elected the GMIB Max II (or the GMIB Max II and the corresponding EDB Max II), we will not accept subsequent purchase payments from You after the close of the Exchange on August 9, 2013. However, we will accept a subsequent purchase payment received after August 9, 2013 if the purchase payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Code that we accepted, and which was received by your Administrative Office in Good Order, before the close of the Exchange on August 9, 2013.
•	If we received your application and necessary information, in Good Order, at your Administrative Office after the close of the Exchange on December 2, 2011, and You elected the GMIB Max II (or the GMIB Max II and the corresponding EDB Max II), we will not accept subsequent purchase payments from You after the close of the Exchange on April 27, 2012. However, we will accept a subsequent purchase payment received after April 27, 2012 if the purchase payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Code that we accepted, and which was received by your Administrative Office in Good Order, before the close of the Exchange on March 30, 2012.
•	If You elected the GMIB Max III or GMIB Max IV (or the GMIB Max III or GMIB Max IV and the corresponding EDB Max III or EDB Max IV), we will not accept subsequent purchase payments from You after the close of the Exchange on August 9, 2013. However, we will accept a subsequent purchase payment received after August 9, 2013 if the purchase payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Code that we accepted, and which was received by your Administrative Office in Good Order, before the close of the Exchange on August 9, 2013. If You elected the GMIB Max V optional benefit, we will not accept subsequent purchase payments from You after the close of the Exchange on July 21, 2017. However, we will accept a subsequent purchase payment received after July 21, 2017, if the purchase payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Code and the paperwork was received by your Administrative Office in Good Order before the close of the New York Stock Exchange on July 21, 2017.
•	If You elected the GMIB Max V (or GMIB Max V and the corresponding EDB Max V) optional benefit, we will not accept subsequent purchase payments from You after the close of the Exchange on July 21, 2017. However, we will accept a subsequent purchase payment received after July 21, 2017, if the purchase payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Code and the paperwork was received by your Administrative Office in Good Order before the close of the New York Stock Exchange on July 21, 2017.
Restrictions on Subsequent Purchase Payments After GMIB Max Optional Benefit Terminates.    If the GMIB Max II, GMIB Max III, GMIB Max IV, or GMIB Max V optional benefit terminates (see “Living Benefits — Operation of the GMIB — Terminating the GMIB Optional Benefit”), or if you elected both the GMIB Max II, GMIB Max III, GMIB Max IV, or GMIB Max V optional benefit and the corresponding EDB Max II, EDB Max III, EDB Max IV, or EDB Max V, optional benefit and they both terminate, the restrictions on subsequent purchase payments described above will no longer apply. However, if you elected both the GMIB Max II, GMIB Max III, GMIB

Max IV or GMIB Max V optional benefit and the corresponding EDB Max II, EDB Max III, EDB Max IV or EDB Max V optional benefit, and only the GMIB Max optional benefit has terminated, the restrictions on subsequent purchase payments described above will continue to apply.
Restrictions on Subsequent Purchase Payments — GWB v1.  While the GWB v1 is in effect, You are limited to making purchase payments within the GWB Purchase Payment Period (see “Living Benefits — GWB Rate Table”). However, we will permit You to make a subsequent purchase payment after the GWB purchase payment Period when either of the following conditions apply to your Contract: (a) your Account Value is below the minimum described in “When We Can Cancel Your Contract”; or (b) the GWB v1 optional benefit charge is greater than your Account Value. If the GWB v1 optional benefit is cancelled (see “Living Benefits — Operation of the GWB — Cancellation and Guaranteed Principal Adjustment”) or terminated (see “Living Benefits — Operation of the GWB — Termination of the GWB Optional Benefit”), the restriction on subsequent purchase payments no longer applies.
Investment Allocation Restrictions — California Free Look Requirements for Purchasers Age 60 and Over.    If You elected a GMIB Max or EDB Max optional benefit or if You elect the GWB v1 optional benefit and You are a California purchaser aged 60 and older, You may allocate your purchase payments to the BlackRock Ultra-Short Term Bond Division during the free look period. After the free look expires, your Account Value will automatically be transferred to one or more of the investment choices listed above, according to the allocation instructions You have given us. If You allocate your purchase payments to the BlackRock Ultra-Short Term Bond Division and the Contract is cancelled during the free look period, we will give You back your purchase payments. If You do not allocate your purchase payments to the BlackRock Ultra-Short Term Bond Division and the Contract is cancelled during the free look, You will only be entitled to a refund of the Contract’s Account Value, which may be less than the purchase payments made to the Contract. (See “Free Look” for more information.)
Investment Allocation and Other Purchase Payment Restrictions for the GMIB Plus IV, the EDB III, the GMIB Plus III and the EDB II
If You elected the  GMIB Plus IV, the EDB III, the GMIB Plus III or the EDB II, You must comply with certain investment allocation restrictions. Specifically, You must allocate according to either Option (A) or Option (B) (the “Option (B) Investment Allocation Restrictions”) below. The Enhanced Dollar Cost Averaging Program is available in either Option (A) or Option (B). Only certain of the dollar cost averaging programs and automated investment strategies are available under Option (A) and Option (B). (See “Optional Enhanced Dollar Cost Averaging Program, Optional Dollar Cost Averaging Programs and Automated Investment Strategies” in this section and the charts titled “Optional Dollar Cost Averaging and Optional Enhanced Dollar Cost Averaging (“EDCA”) Programs” and “Optional Automated Investment Strategies”.)
(A) You must allocate:
•	100% of your purchase payments or Account Value among the AB Global Dynamic Allocation Division, American Funds® Balanced Allocation Division, American Funds® Moderate Allocation Division, AQR Global Risk Balanced Division, BlackRock Global Tactical Strategies Division, Brighthouse Asset Allocation 20 Division, Brighthouse Asset Allocation 40 Division, Brighthouse Asset Allocation 60 Division, Brighthouse Balanced Plus Division, Invesco Balanced-Risk Allocation Division, JPMorgan Global Active Allocation Division, MetLife Multi-Index Targeted Risk Division, PanAgora Global Diversified Risk Division, Schroders Global Multi-Asset Division, SSGA Growth and Income ETF Division, and/or the Fixed Account and the BlackRock Ultra-Short Term Bond Division (where available). (You may also allocate purchase payments to the EDCA program, provided that your destination portfolios are one or more of the above listed Divisions; You may not allocate purchase payments to the Dollar Cost Averaging programs.);

OR
(B) You must allocate:
•	at least 30% of purchase payments or Account Value to Platform 1 investment choices and/or to the Fixed Account and the BlackRock Ultra-Short Term Bond Division (where available);
•	up to 70% of purchase payments or Account Value to Platform 2 investment choices;
•	up to 15% of purchase payments or Account Value to Platform 3 investment choices; and
•	up to 15% of purchase payments or Account Value to Platform 4 investment choices.
Subsequent Purchase Payments
Subsequent purchase payments must be allocated in accordance with the above limitations. When allocating according to Option (B) above, it is important to remember that the entire Account Value will be immediately reallocated according to any new allocation instructions that accompany a subsequent purchase payment if the new allocation instructions differ from those previously received on the Contract. Allocating according to Option (B) does not permit You to specify different allocations for individual purchase payments. Due to the rebalancing and reallocation requirements of Option (B), the entire Account Value will be immediately allocated according to the most recently provided allocation instructions.
Example:
Your Account Value is $100,000 and You have allocated 70% to the American Funds® Growth Division and 30% to the PIMCO Total Return Division using Option (B). You make a subsequent purchase payment of $5,000 and provide instructions to allocate that payment 100% to the BlackRock Bond Income Division. As a result, your entire Account Value of $105,000 will then be reallocated to the BlackRock Bond Income Division.
The investment choices in each platform are as follows:
Platform 1
	BlackRock Bond Income	PIMCO Inflation Protected Bond
	Brighthouse/Franklin Low Duration Total Return	PIMCO Total Return
	JPMorgan Core Bond	Western Asset Management® Government Income
	MetLife Aggregate Bond Index	Western Asset Management U.S. Government

Platform 2
	AB Global Dynamic Allocation	Jennison Growth
	American Funds® Growth	JPMorgan Global Active Allocation
	American Funds Growth-Income	Loomis Sayles Growth

AQR Global Risk Balanced	Loomis Sayles Global Allocation
Baillie Gifford International Stock	MetLife MSCI EAFE® Index
BlackRock Capital Appreciation	MetLife Multi-Index Targeted Risk
BlackRock Global Tactical Strategies	MetLife Stock Index
Brighthouse Asset Allocation 100	MFS ® Research International
Brighthouse Balanced Plus	MFS ® Total Return
Brighthouse/Wellington Core Equity Opportunities	MFS ® Value
Brighthouse/Wellington Large Cap Research	PanAgora Global Diversified Risk
Harris Oakmark International	Schroders Global Multi-Asset
Invesco Balanced-Risk Allocation	T. Rowe Price Large Cap Growth
Invesco Global Equity	Western Asset Management Strategic Bond Opportunities
Platform 3
Brighthouse/Artisan Mid Cap Value
Frontier Mid Cap Growth
Victory Sycamore Mid Cap Value
MetLife Mid Cap Stock Index
Morgan Stanley Discovery
T. Rowe Price Mid Cap Growth
Platform 4
American Funds Global Small Capitalization
Brighthouse/Aberdeen Emerging Markets Equity
Brighthouse/Dimensional International Small Company
Brighthouse/Eaton Vance Floating Rate
Brighthouse/Templeton International Bond
Clarion Global Real Estate
Invesco Small Cap Growth
JPMorgan Small Cap Value

Loomis Sayles Small Cap Core
MetLife Russell 2000® Index
Neuberger Berman Genesis
T. Rowe Price Small Cap Growth
VanEck Global Natural Resources

Restrictions on Subsequent Purchase Payments —  GMIB Plus IV, EDB III, GMIB Plus III and EDB II
Current Restrictions on Subsequent Purchase Payments. If applicable in your state and except as noted below, until further notice we will not accept subsequent purchase payments from You after the close of the Exchange on August 17, 2012 if your Contract was issued with one or more of the following optional benefits: GMIB Plus IV, EDB III, GMIB Plus III and EDB II. You still will be permitted to transfer your Account Value among the Portfolios available with your Contract and optional benefit. If subsequent purchase payments will be permitted in the future, we will notify You in writing, in advance of the date the restriction will end.
We will permit You to make a subsequent purchase payment when either of the following conditions apply to your Contract: (a) your Account Value is below the minimum described in the “General — When We Can Cancel Your Contract” section of the Prospectus; or (b) the optional benefit charge is greater than your Account Value.
In addition, for Traditional IRA and Roth IRA Contracts (including annuity contracts held under custodial IRAs), we will permit subsequent purchase payments up to your applicable annual IRS limits, provided the subsequent purchase payment is not in the form of a transfer or rollover from another tax-qualified plan or tax-qualified investment.
Restrictions on Subsequent Purchase Payments for GMIB Plus III and GMIB Plus IV After Optional Benefit Terminates. The restrictions on subsequent purchase payments described above will no longer apply, if:
(1)	you elected only the GMIB Plus III optional benefit, and it terminates (see “Living Benefits — Operation of the GMIB — Terminating the GMIB Optional Benefit”);
(2)	you elected both the GMIB Plus III and the EDB II, and both optional benefits terminate (see “Living Benefits — Operation of the GMIB — Terminating the GMIB Optional Benefit” and “Death Benefit — Operation of the EDB — Terminating the EDB Optional Benefit”);
(3)	you elected only the GMIB Plus IV optional benefit, and it terminates (see “Living Benefits — Operation of the GMIB — Terminating the GMIB Optional Benefit”); or
(4)	you elected both the GMIB Plus IV and the EDB III, and both optional benefits terminate (see “Living Benefits — Operation of the GMIB — Terminating the GMIB Optional Benefit” and “Death Benefit – Operation of the EDB — Terminating the EDB Optional Benefit”).
However, if you elected both the GMIB Plus III and the EDB II optional benefits, and only the GMIB Plus III optional benefit has terminated, or if you elected both the GMIB Plus IV and the EDB III optional benefits, and only the GMIB Plus IV optional benefit has terminated, the restrictions on subsequent Purchase Payments described above will continue to apply.

If your Contract was issued in one of the following states, this restriction on subsequent purchase payments does not apply and You may continue to make subsequent purchase payments at this time: Connecticut, Florida, Massachusetts, Maryland, Minnesota, New Jersey, New York, Pennsylvania, Texas, Utah, or Washington.
Optional Enhanced Dollar Cost Averaging Program, Optional Dollar Cost Averaging Programs and Automated Investment Strategies.    The Enhanced Dollar Cost Averaging Program is available in either Option (A) or Option (B). If You choose to allocate according to Option (B) above, and You choose to allocate a purchase payment to the Enhanced Dollar Cost Averaging Program, the Equity Generator or the Allocator, You must allocate the entire purchase payment to that program. Any transfer from an Enhanced Dollar Cost Averaging Program balance must be allocated in accordance with the limitations described above. In addition, if You made previous purchase payments before allocating a purchase payment to the Enhanced Dollar Cost Averaging Program, the Equity Generator or the Allocator, all transfers from the Enhanced Dollar Cost Averaging Program or Account Value in the Fixed Account must be allocated to the same Divisions as your most recent allocations for purchase payments. The Rebalancer is available in Option (A). Only the Conservative and Conservative to Moderate Models of Index Selector are available in Option (A). Index Selector is not available if You choose Option (B).
Your purchase payments and transfer requests must be allocated in accordance with the above limitations. We will reject any purchase payments or transfer requests that do not comply with the above limitations.
We determine whether an investment choice is classified as Platform 1, Platform 2, Platform 3 or Platform 4. We may determine or change the classification of an investment choice in the event that an investment choice is added, deleted, substituted, merged or otherwise reorganized. You will not be required to reallocate purchase payments or Account Value that You allocated to an investment choice before we changed its classification, unless You make a new purchase payment or request a transfer among investment choices (other than pursuant to rebalancing and an Enhanced Dollar Cost Averaging Program in existence at the time the classification of the investment choice changed). If You make a new purchase payment or request a transfer among investment choices, You will be required to take the new classification into account in the allocation of your entire Account Value. We will provide You with prior written notice of any changes in classification of investment choices. See “General Information about the Investment Options” below for information about Portfolios that employ a managed volatility strategy.
Rebalancing.     If You choose to allocate according to Option (B) above, we will rebalance your Account Value on a quarterly basis based on your most recent allocation of purchase payments that complies with the allocation limitations described above. We will also rebalance your Account Value when we receive a subsequent purchase payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Account Value on the date that is three months from the optional benefit issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the first day of the following month. We will subsequently rebalance your Account Value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a business day, the reallocation will occur on the next business day. Withdrawals from the Contract will not result in rebalancing on the date of withdrawal. The rebalancing requirement described above does not apply if You choose to allocate according to Option (A) above.
Changing Allocation Instructions.    You may change your purchase payment allocation instructions under Option (B) at any time by providing notice to us at your Administrative Office, or any other method acceptable to us, provided that such instructions comply with the allocation limits described above. If You provide new allocation instructions for purchase payments and if these instructions conform to the allocation limits described under

Option (B) above, then we will rebalance in accordance with the revised allocation instructions. Any future purchase payment, Enhanced Dollar Cost Averaging Program balance transfer, Equity Generator transfer, Allocator transfer, and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.
Transfers.    Please note that any transfer request must result in an Account Value that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless You provide us with separate instructions at the time of transfer.
Investment Allocation and Other Purchase Payment Restrictions for the GLWB
If You elected the GLWB optional benefit, You must comply with certain investment allocation restrictions. Specifically, You must allocate according to Platform 1 and Platform 2 below. You may also allocate purchase payments to the EDCA program, provided that your destination investment choices are one or more of the investment choices listed below. If You elected the GLWB, You may not participate in other dollar cost averaging programs or choose any of the automated investment strategies.
Platform 1
You must allocate:
•	a minimum of 80% of your purchase payments or Account Value among the AB Global Dynamic Allocation Division, AQR Global Risk Balanced Division, BlackRock Global Tactical Strategies Division, Brighthouse Balanced Plus Division, Invesco Balanced-Risk Allocation Division, JPMorgan Global Active Allocation Division, MetLife Aggregate Bond Index Division, MetLife Multi-Index Targeted Risk Division, PanAgora Global Diversified Risk Division, Fidelity Asset Management® Government Income Division, and Schroders Global Multi-Asset Division.
AND
Platform 2
You may allocate:
•	a maximum of 20% of purchase payments or Account Value among the Brighthouse Asset Allocation 20 Division, Brighthouse Asset Allocation 40 Division, Brighthouse Asset Allocation 60 Division, American Funds Balanced Allocation Division, American Funds Moderate Allocation Division, and SSGA Growth and Income ETF Division.
The investment choices listed in Platform 1 above (other than the MetLife Aggregate Bond Index Division and the Fidelity Asset Management® Government Income Division) have investment strategies intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under the GLWB optional benefit. For example, certain of the investment portfolios are managed in a way that is intended to minimize volatility of returns and hedge against the effects of interest rate changes. Other investment options that are available if the GLWB optional benefit is not selected may offer the potential for higher returns. Before You select a GLWB optional benefit, You and your financial representative should carefully consider whether the investment choices available with the GLWB optional benefit meets your investment objectives and risk tolerance. See “General Information About the Investment Options” below for information about investment portfolios that employ a managed volatility strategy.
Restrictions on Investment Allocations After the GLWB Optional Benefit Terminates.    If You elected the GLWB optional benefit and it terminates, the investment allocation restrictions described above will no longer apply and You will be permitted to allocate subsequent purchase payments or transfer Account Value to any of the available investment choices, but not to the Fixed Account. For information on the termination of the GLWB optional benefit, see the description of the GLWB in the “Living Benefits — Guaranteed Lifetime Withdrawal Benefit” section.
Subsequent Purchase Payments.    Subsequent purchase payments must be allocated in accordance with the above investment allocation restrictions.
Current Restrictions on Subsequent Purchase Payments.    If You elected the GLWB optional benefit, we will not accept subsequent purchase payments from You after the close of the Exchange on July 21, 2017. However, we will accept a subsequent purchase payment received after July 21, 2017, if the purchase payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Code and the paperwork was received by your Administrative Office in Good Order before the close of the New York Stock Exchange on July 21, 2017.
Optional Enhanced Dollar Cost Averaging Program.    You may allocate purchase payments to the Enhanced Dollar Cost Averaging Program. If You choose to allocate a purchase payment to the Enhanced Dollar Cost Averaging Program then You must allocate the entire purchase payment to that program. Any transfer from an Enhanced Dollar Cost Averaging Program balance must be allocated in accordance with investment allocation restrictions described above. In addition, unless you provide us with different instructions, if You made previous purchase payments before allocating a purchase payment to the Enhanced Dollar Cost Averaging Program, all transfers from the Enhanced Dollar Cost Averaging Program must be allocated to the same Divisions as your most recent allocations for purchase payments.
Your purchase payments and transfer requests must be allocated in accordance with the above investment allocation restrictions. We will reject any purchase payments or transfer requests that do not comply with the above investment allocation restrictions.
Rebalancing.     We will rebalance your Account Value on a quarterly basis based on your most recent allocation of purchase payments that complies with the investment allocation restrictions described above. We will also rebalance your Account Value when we receive a subsequent purchase payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Account Value on the date that is three months from the optional benefit issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the first day of the following month. We will subsequently rebalance your Account Value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a business day, the reallocation will occur on the next business day. Withdrawals from the Contract will not result in rebalancing on the date of withdrawal.
Changing Allocation Instructions.    You may change your purchase payment allocation instructions at any time by providing notice to us at your Administrative Office, or any other method acceptable to us, provided that such instructions comply with the investment allocation restrictions described above. If You provide new allocation instructions for purchase payments and if these instructions conform to the allocation limits described above, then we will rebalance in accordance with the revised allocation instructions. Any future purchase payment, Enhanced Dollar Cost Averaging Program balance transfer and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.
Transfers.    Please note that any transfer request must result in an Account Value that meets the investment allocation restrictions described above. Any transfer request will not cause your allocation instructions to change unless You provide us with separate instructions at the time of transfer.

GLWB Additional Information.    We will determine whether a Division is classified as a Platform 1 or Platform 2 Division. We may determine or change the classification of a Division, in the event a Division or its underlying investment option, is added, deleted, substituted, merged or otherwise reorganized. In that case, any change in classification will only take effect as to your Contract in the event you make a new purchase payment or request a transfer among Divisions. We will provide you with prior written Notice of any changes in classification of Divisions.
Potential Restrictions on Subsequent Purchase Payments.    In the future, we may choose to not permit Owners of existing Contracts with the GLWB optional benefit to make subsequent purchase payments if: (a) that GLWB optional benefit is no longer available to new customers, or (b) we make certain changes to the terms of that GLWB optional benefit offered to new customers (for example, if we change the optional benefit charge; see your Contract schedule for a list of the other changes). We will notify Owners of Contracts with the GLWB optional benefit in advance if we impose restrictions on subsequent purchase payments. If we impose restrictions on subsequent purchase payments, Contract Owners will still be permitted to transfer Account Value among the investment choices listed above. Restrictions on subsequent purchase payments will remain in effect until the GLWB optional benefit is terminated unless the Company provides advance written notice to You otherwise.
For Contracts issued in all states, if we have imposed restrictions on subsequent purchase payments on your Contract, we will permit You to make a subsequent purchase payment when either of the following conditions apply to your Contract: (a) your Account Value is below the minimum described in “When We Can Cancel Your Contract”; or (b) the optional benefit charge is greater than your Account Value.
Investment Allocation Restrictions — California Free Look Requirements for Purchasers Age 60 and Over.    If You elect a GLWB optional benefit and You are a California purchaser aged 60 and older, You may allocate your purchase payments to the BlackRock Ultra-Short Term Bond Division during the free look period. After the free look expires, your Account Value will automatically be transferred to one or more of the investment choices listed above, according to the allocation instructions You have given us. If You allocate your purchase payments to the BlackRock Ultra-Short Term Bond Division and the Contract is cancelled during the free look period, we will give You back your purchase payments. If You do not allocate your purchase payments to the BlackRock Ultra-Short Term Bond Division and the Contract is cancelled during the free look, You will only be entitled to a refund of the Contract’s Account Value, which may be less than the purchase payments made to the Contract. (See “Free Look” for more information.)
General Information About the Investment Options
The Divisions buy and sell shares of corresponding mutual fund portfolios. These Portfolios, which are part of either Brighthouse Trust I, Brighthouse Trust II, or the American Funds®, invest in stocks, bonds and other investments. All dividends declared by the Portfolios are earned by the Separate Account and are reinvested. Therefore, no dividends are distributed to You under the Contracts. You pay no transaction expenses (i.e., front-end or back-end sales load charges) as a result of the Separate Account’s purchase or sale of these mutual fund shares. The Portfolios of Brighthouse Trust I, Brighthouse Trust II, and the American Funds® are made available only through various insurance company annuities and life insurance policies.
Brighthouse Trust I, Brighthouse Trust II, and the American Funds® are each “series” type funds registered with the Securities and Exchange Commission as an “open-end management investment company” under the 1940 Act. A “series” fund means that each Portfolio is one of several available through the fund.

The Portfolios of Brighthouse Trust I and Brighthouse Trust II pay Brighthouse Investment Advisers, LLC, a monthly fee for its services as their investment manager. The Portfolios of the American Funds® pay Capital Research and Management Company a monthly fee for its services as their investment manager. These fees, as well as the operating expenses paid by each Portfolio, are described in the applicable prospectus and SAI for Brighthouse Trust I, Brighthouse Trust II, and the American Funds®.
The Portfolios listed below are managed in a way that is intended to minimize volatility of returns (referred to as a “managed volatility strategy”):
(a) AB Global Dynamic Allocation Portfolio
(b) AQR Global Risk Balanced Portfolio
(c) BlackRock Global Tactical Strategies Portfolio
(d) Brighthouse Balanced Plus Portfolio
(e) Invesco Balanced-Risk Allocation Portfolio
(f) JPMorgan Global Active Allocation Portfolio
(g) MetLife Multi-Index Targeted Risk Portfolio
(h) PanAgora Global Diversified Risk Portfolio
(i) Schroders Global Multi-Asset Portfolio
Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors or general market conditions. Bond prices may fluctuate because they move in the opposite direction of interest rates. Foreign investing carries additional risks such as currency and market volatility. A managed volatility strategy is designed to reduce volatility of returns to the above Portfolios from investing in stocks and bonds. This strategy seeks to reduce such volatility by “smoothing” returns, which may result in a Portfolio outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of positive market performance. This means that in periods of high market volatility, this managed volatility strategy could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your Account Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Other Portfolios may offer the potential for higher returns.
If You elect certain optional riders, You will be subject to investment allocation restrictions that include these Portfolios. This is intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under those riders. You pay an additional fee for a guaranteed benefit which, in part, pays for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, a managed volatility strategy might not provide meaningful additional benefit to You. Please see the Portfolio prospectuses for more information in general, as well as more information about the managed volatility strategy.
Certain Payments We Receive with Regard to the Portfolios.    An investment manager or sub-investment manager of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the Contracts and, in the Company’s role as an intermediary, with respect to the

Portfolios. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Portfolio assets. Contract Owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the Portfolios’ prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Portfolios attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some investment managers or sub-investment managers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.
Additionally, an investment manager or sub-investment manager of a Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the investment managers or sub-investment manager (or its affiliate) with increased access to persons involved in the distribution of the Contracts.
On August 4, 2017, Metlife, Inc. completed the separation of Brighthouse Financial, Inc. and its subsidiaries ("Brighthouse") where Metlife, Inc. retained an ownership interest of 19.2% non-voting common stock outstanding of Brighthouse Financial, Inc. In June 2018, MetLife, Inc. sold Brighthouse Financial, Inc. common stock in exchange for MetLife, Inc. senior notes and Brighthouse was no longer considered a related party. At December 31, 2018, MetLife, Inc. no longer held any shares of Brighthouse Financial, Inc., for its own account; however, certain insurance company separate accounts managed by MetLife held shares of Brighthouse Financial, Inc. Brighthouse subsidiaries include Brighthouse Investment Advisers, LLC, which serves as the investment adviser for the Brighthouse Trust I and Brighthouse Trust II. We and our affiliated companies have entered into agreements with Brighthouse Investment Advisers, LLC, Brighthouse Trust I and Brighthouse Trust II whereby We receive payments for certain administrative, marketing and support services described in the previous paragraphs. Currently, the Portfolios in Brighthouse Trust I and Brighthouse Trust II are only available in variable annuity contracts and variable life insurance policies issued by Metropolitan Life Insurance Company and its affiliates, as well as Brighthouse Life Insurance Company and its affiliates. As of December 31, 2019, approximately 89% of Portfolio assets held in Separate Accounts of Metropolitan Life Insurance Company and its affiliates were allocated to Portfolios in Brighthouse Trust I and Brighthouse Trust II. Should we or Brighthouse Investment Advisers, LLC decide to terminate the agreements, we would be required to find alternative Portfolios which could have higher or lower costs to the Contract Owner. In addition, the amount of payments we receive could cease or be substantially reduced which may have a material impact on our financial statements.
Certain Portfolios have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. A Portfolio’s 12b-1 Plan, if any, is described in more detail in the prospectuses for the Portfolios. See the “Table of Expenses” and “Who Sells the Contracts.” Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under a Portfolio’s 12b-1 Plan decrease the Portfolios’ investment returns.
Portfolio Selection.    We select the Portfolios offered through this Contract based on a number of criteria, including asset class coverage, the strength of the investment manager’s or sub-investment manager’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Portfolios’ investment manager or sub-investment manager is one of our affiliates or whether the Portfolio, its investment manager, its sub-investment manager(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new purchase payments and/or transfers of Account Value if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from Contract Owners. In some cases, we have included Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Portfolios they recommend and may benefit accordingly from the allocation of Account Value to such Portfolios.
We do not provide any investment advice and do not recommend or endorse any particular Portfolio. You bear the risk of any decline in the Account Value of your Contract resulting from the performance of the Portfolio You have chosen.

The Annuity Contract
T	his Prospectus describes the following Contracts under which You can accumulate money:
■	Non-Qualified
■	Traditional IRAs (Individual Retirement Annuities)
■	Roth IRAs (Roth Individual Retirement Annuities)
Optional Automated Investment Strategies, Optional Dollar Cost Averaging and Optional Enhanced Dollar Cost Averaging Programs
T	here are two optional automated investment strategies, two optional dollar cost averaging programs (the Equity Generator and the Allocator), and an optional Enhanced Dollar Cost Averaging Program available to You. We created these investment strategies and programs to help You manage your money. You decide if one is appropriate for You, based upon your risk tolerance and savings goals. Also, the strategies and programs were designed to help You take advantage of the tax deferred status of a Non-Qualified annuity. The following restrictions apply:
•	The Enhanced Dollar Cost Averaging Program is not available to the B Plus and the C Class Contracts or to purchase payments which consist of money exchanged from other MetLife or its affiliates’ annuities.
•	The Equity Generator® and the Allocator dollar cost averaging programs are not available in C Class Contracts or Contracts issued in New York State and Washington State with any living benefit or an EDB. The Equity Generator and the Allocator dollar cost averaging programs are not available with the GMIB Max, the EDB Max, the GWB v1 or the GLWB optional benefits.
•	The Index Selector® is not available if You choose the Option (B) Investment Allocation Restrictions. The Moderate to Aggressive and Aggressive Models are not available with the EDB III, the GMIB Plus IV, the EDB II or the GMIB Plus III. The Index Selector is not available if You choose the GMIB Max, the EDB Max, the GWB v1 or the GLWB optional benefits.
•	Quarterly rebalancing is automatic if You choose the Option (B) Investment Allocation Restrictions or if You elect the GLWB.
•	You may only have one of the Index Selector, Equity Generator or Allocator in effect at any time.
•	You may have the Enhanced Dollar Cost Averaging Program and either the Index Selector or Rebalancer® in effect at the same time, but You may not have the Enhanced Dollar Cost Averaging Program in effect at the same time as the Equity Generator or the Allocator.
These features are available to You without any additional charges. As with any investment program, none of them can guarantee a gain — You can lose money. We may modify or terminate any of the strategies at any time.

Dollar Cost Averaging and Enhanced Dollar Cost Averaging Programs
If You make a subsequent purchase payment while a dollar cost averaging program or the Enhanced Dollar Cost Averaging program is in effect, we will not allocate the subsequent purchase payment to the dollar cost averaging program or the Enhanced Dollar Cost Averaging program unless You tell us to do so. Instead, unless You previously provided different allocation instructions for future purchase payments or provide new allocation instructions with the payment, we will allocate the subsequent purchase payment directly to the same destination Divisions You selected under the dollar cost averaging program or the Enhanced Dollar Cost Averaging program. Any purchase payments received after the dollar cost averaging program or Enhanced Dollar Cost Averaging program has ended will be allocated as described in “Purchase Payments — Allocation of Purchase Payments.”
The Equity Generator®:    An amount equal to the interest earned in the Fixed Account is transferred on the day of the month that is the same as the Contract Anniversary date (e.g., the 10th, 11th, etc.), to any Division(s), based on your selection. If the Contract Anniversary day is the 29th, 30th or 31st of the month, transfers are made on the first day of the next month. If the scheduled transfer date occurs on a date the Exchange is closed, the transfer will be made on the next date the Exchange is open. If your Account Value in the Fixed Account at the time of a scheduled transfer is zero, this strategy is automatically discontinued.
The AllocatorSM:    Each month a dollar amount You choose is transferred from the Fixed Account to any of the Divisions You choose. You select the day of the month (other than the 29th, 30th or 31st of the month) and the number of months over which the transfers will occur. If the scheduled transfer date occurs on a date the Exchange is closed, the transfer will be made on the next date the Exchange is open. A minimum periodic transfer of $50 is required. Once your Account Value in the Fixed Account is exhausted, this strategy is automatically discontinued.
Enhanced Dollar Cost Averaging Program:    Each month, for a specified period, for example three, six or twelve months, a portion of a specified dollar amount of a purchase payment that You have agreed to allocate to the Enhanced Dollar Cost Averaging Program will be transferred from the program to any of the Divisions You choose, unless your destination Division is restricted because You have elected certain optional benefits or the Index Selector®. While amounts are in the program, we may credit them with a higher rate than that declared for the Fixed Account in general. (Amounts in the Enhanced Dollar Cost Averaging Program are in our Fixed Account. For convenience, we may refer to it as “the program” or the “Enhanced Dollar Cost Averaging Program balance” to avoid confusion with the Fixed Account in general.) The transferred amount will be equal to the amount allocated to the program divided by the number of months in the program. The interest attributable to your Enhanced Dollar Cost Averaging Program is transferred separately in the month after the last scheduled payment. Transfers from the Enhanced Dollar Cost Averaging Program to the Separate Account begin on any day we receive your payment and the Exchange is open, other than the 29th, 30th or 31st of the month. If purchase payments are received on those days, transfers begin on the first day of the next month. Subsequent transfers will be made on the same day in succeeding months. If the scheduled transfer date occurs on a date the Exchange is not open, the transfer will be deducted from the Enhanced Dollar Cost Averaging Program on the selected day but will be applied to the Divisions on the next day the Exchange is open. Enhanced Dollar Cost Averaging Program interest will not be credited on the transferred amount between the selected day and the next day the Exchange is open. Transfers are made on a first-in-first-out basis.
If a subsequent purchase payment is allocated to the program, that subsequent payment will receive the enhanced program interest rate in effect on that date. The allocation of a subsequent purchase payment to the program increases the dollar amount transferred each month. We determine the increase in your monthly dollar amount by dividing your new allocation by the number of months in the program You chose. Your existing monthly transfer amount is then increased by this additional amount to determine the total new dollar amount to be transferred each month. Then, the time period for the transfer of a specific purchase payment and interest attributable to that purchase payment will be accelerated. Your Enhanced Dollar Cost Averaging Program will terminate on the date of the last transfer.
If You decide You no longer want to participate in the Enhanced Dollar Cost Averaging Program, or if we receive notification of your death, your participation in the Enhanced Dollar Cost Averaging Program will be terminated and, unless You specify otherwise, all money remaining in your Enhanced Dollar Cost Averaging Program account will be transferred to the Division(s) in accordance with the percentages You have chosen for the Enhanced Dollar Cost Averaging Program.
For Contracts issued in New York state. If You decide You no longer want to participate in the Enhanced Dollar Cost Averaging Program, or if we receive notification of your death, your participation in the Enhanced Dollar Cost Averaging Program will be terminated and, unless You specify otherwise, all money remaining in your Enhanced Dollar Cost Averaging Program account will be transferred to the BlackRock Ultra-Short Term Bond Division (for Contracts issued prior to August 20, 2012), or to the Division(s) in accordance with the percentages You have chosen for the Enhanced Dollar Cost Averaging Program (for Contracts issued on or after August 20, 2012).
Example:
		Date	Amount	EDCA 6-Month Program Interest Rate	Amount Transferred from EDCA Fixed Account to Selected Division(s)
A	Enhanced Dollar Cost Averaging Program (“EDCA”) 6-Month Program Initial purchase payment	5/1	$12,000*	1.00%	$2,000*
B		6/1			$2,000
C		7/1			$2,000
D	EDCA 6-Month Program Subsequent purchase payment	8/1	$18,000**	1.00%	$5,000**
E		9/1			$5,000
F		10/1			$5,000
G		11/1			$5,000
H		12/1			$4,058.22

*	$2,000/month to be transferred from first purchase payment of $12,000 divided by 6 months.
**	Additional $3,000/month to be transferred from subsequent purchase payment of $18,000 divided by 6 months. Amounts transferred are from the oldest purchase payment and its interest, and so forth, until the EDCA balance is exhausted.
The example is hypothetical and is not based upon actual previous or current rates.
The Allocator, Equity Generator and the Enhanced Dollar Cost Averaging Program are dollar cost averaging strategies. Dollar cost averaging involves investing at regular intervals of time. Since this involves continuously investing regardless of fluctuating prices, You should consider whether You can continue the strategy through periods of fluctuating prices.

Upon notice of death, your participation in any dollar cost averaging program is terminated.
Optional Automated Investment Strategies
The Rebalancer®:    You select a specific asset allocation for your entire Account Value from among the Divisions and the Fixed Account, if available, on an annual, semi-annual, quarterly or monthly frequency. Each month (as applicable, based on the frequency You select), on the day of the month that is the same as the Contract Anniversary date (e.g., the 10th, 11th, etc.), we transfer amounts among these options to bring the percentage of your Account Value in each option back to your original allocation. If the Contract Anniversary day is the 29th, 30th or 31st of the month, transfers are made on the first day of the next month. If the scheduled transfer date occurs on a date the Exchange is closed, the transfer will be made on the next date the Exchange is open. You may utilize the Rebalancer with the Enhanced Dollar Cost Averaging Program, provided that 100% of your Account Value (other than amounts in the Enhanced Dollar Cost Averaging Program) is allocated to this strategy.
The Index Selector®:    You may select one of five asset allocation models (the Conservative Model, the Conservative to Moderate Model, the Moderate Model, the Moderate to Aggressive Model and the Aggressive Model) which are designed to correlate to various risk tolerance levels. Based on the model You choose, your entire Account Value is divided among the MetLife Aggregate Bond Index, MetLife Stock Index, MetLife MSCI EAFE® Index, MetLife Russell 2000® Index, MetLife Mid Cap Stock Index Divisions and the Fixed Account (or the BlackRock Ultra-Short Term Bond Division where the Fixed Account is not available). Every three months, on the day of the month that is the same as the Contract Anniversary date (e.g., the 10th, 11th, etc.), the percentage in each of these Divisions and the Fixed Account (or the BlackRock Ultra-Short Term Bond Division) is brought back to the selected model percentage by transferring amounts among the Divisions and the Fixed Account. If the Contract Anniversary day is the 29th, 30th or 31st of the month, transfers are made on the first day of the next month. If the scheduled transfer date occurs on a date the Exchange is closed, the transfer will be made on the next date the Exchange is open.
You may participate in the Enhanced Dollar Cost Averaging Program if You choose the Index Selector, as long as your destination Divisions are those in the Index Selector model You have selected.
If You utilize the Index Selector strategy, 100% of your initial and future purchase payments (other than amounts in the Enhanced Dollar Cost Averaging Program) must be allocated to the asset allocation model You choose. Any allocation to a Division not utilized in the asset allocation model You choose (other than amounts in the Enhanced Dollar Cost Averaging Program) will immediately terminate the Index Selector strategy.
We will continue to implement the Index Selector strategy using the percentage allocations of the model that were in effect when You elected the Index Selector strategy. You should consider whether it is appropriate for You to continue this strategy over time if your risk tolerance, time horizon or financial situation changes. This strategy may experience more volatility than our other strategies. We provide the elements to formulate the models. We may rely on a third party for its expertise in creating appropriate allocations.
The asset allocation models used in the Index Selector strategy may change from time to time. If You are interested in an updated model, please contact your sales representative.
You may choose another Index Selector strategy or terminate your Index Selector strategy at any time. If You choose another Index Selector strategy, You must select from the asset allocation models available at that time. After termination, if You then wish to again select the Index Selector strategy, You must select from the asset allocation models available at that time.

The charts below summarize the availability of the Dollar Cost Averaging and Enhanced Dollar Cost Averaging programs and the automated investment strategies:
Optional Dollar Cost Averaging and Optional Enhanced Dollar Cost Averaging (“EDCA”) Programs
You may choose one:	B Class	B Plus Class	C Class	L Class	R Class
Equity Generator	Yes	Yes	No	Yes	Yes
Allocator	Yes	Yes	No	Yes	Yes
Not available in Contracts issued in New York State and Washington State with a GMIB or an EDB. Not available with the GMIB Max V, the GMIB Max IV, the GMIB Max III, the GMIB Max II, the EDB Max V, the EDB Max IV, the EDB Max III, the EDB Max II, the GWB v1 or the GLWB.
EDCA	Yes	No	No	Yes	Yes
May not be used with purchase payments consisting of money from other variable annuities issued by MetLife or its affiliates. Restrictions apply to destination Investment Divisions with a GMIB, an EDB, the GWB v1, the GLWB and the Index Selector.

Optional Automated Investment Strategies
You may choose one:	B Class	B Plus Class	C Class	L Class	R Class
Rebalancer	Yes	Yes	Yes	Yes	Yes
Automatic if You choose Option (B) of the Investment Allocation Restrictions for the EDB III, the GMIB Plus IV, the EDB II, the GMIB Plus III or elect the GLWB.
Index Selector	Yes	Yes	Yes	Yes	Yes
Not available if You choose Option (B) of the Investment Allocation Restrictions for the EDB III, the GMIB Plus IV, the EDB II or the GMIB Plus III. The Moderate to Aggressive and Aggressive Models are not available with the EDB III, the GMIB Plus IV, the EDB II or the GMIB Plus III. Not available with the GMIB Max V, the GMIB Max IV, the GMIB Max III, the GMIB Max II, the EDB Max V, the EDB Max IV, the EDB Max III, the EDB Max II, the GWB v1 or the GLWB.

We will terminate all transactions under any automatic investment strategy upon notification of your death.
Purchase Payments
T	he Contract may not be available for purchase during certain periods. There are a number of reasons why the Contract periodically may not be available, including that the insurance company wants to limit the volume of sales of the Contract. You may wish to speak to your registered representative about how this may affect your purchase. For example, You may be required to submit your purchase application in Good Order prior to or on a stipulated date in order to purchase a Contract, and a delay in such process could result in your not being able to purchase a Contract.
A purchase payment is the money You give us to invest in the Contract. The initial purchase payment is due on the date the Contract is issued. You may also be permitted to make subsequent purchase payments. Initial and subsequent purchase payments are subject to certain requirements. These requirements are explained below. We may restrict your ability to make subsequent purchase payments. The manner in which subsequent purchase payments may be restricted is discussed below.
General Requirements for Purchase Payments.    The following requirements apply to initial and subsequent purchase payments.

■	The B Class and R Class minimum initial purchase payment is $5,000 for the Non-Qualified Contract.
■	The B Class and R Class minimum initial purchase payment is $2,000 for the Traditional IRA and Roth IRA Contracts.
■	The minimum initial purchase payment through debit authorization for the B Class and R Class Non-Qualified Contract is $500.
■	The minimum initial purchase payment through debit authorization for the B Class and R Class Traditional IRA and Roth IRA is $100.
■	The B Plus Class Contract minimum initial purchase payment $10,000.
■	The C Class and L Class minimum initial purchase payment is $25,000.
■	We reserve the right to accept amounts transferred from other annuity contracts that meet the initial minimum purchase payment requirement at the time of the transfer request, but, at the time of receipt in Good Order, do not meet such requirement because of loss in market value.
■	If You are purchasing the Contract as the Beneficiary of a deceased person’s IRA, purchase payments must consist of monies which are direct transfers (as defined under the tax law) from other IRA contracts in the name of the same decedent.
■	You may continue to make purchase payments while You receive Systematic Withdrawal Program payments (described later in this Prospectus) unless your purchase payments are made through debit authorization.
■	The minimum subsequent purchase payment for all Contracts is $500, except for debit authorizations, where the minimum subsequent purchase payment is $100, or any amount we are required to accept under applicable tax law.
■	We will also accept at least once every 24 months any otherwise allowable contribution to your Traditional IRA or Roth IRA provided it is at least $50.
■	We will issue the B, C, L or R Class Contract to You before your 86th birthday. We will issue the B Plus Class Contract to You before your 81st birthday. We will accept your purchase payments until the oldest Contract Owner or Joint Contract Owner (or the Annuitant if the Contract Owner is a non-natural person) reaches age 91.
The chart below summarizes the minimum initial and subsequent purchase payments for each Contract class:
	B Class	B Plus Class	C Class	L Class	R Class
Initial purchase payment	$5,000 ($2,000: Traditional IRA and Roth IRA)	$10,000	$25,000	$25,000	$5,000 ($2,000: Traditional IRA and Roth IRA)
Subsequent purchase payment	$500	$500	$500	$500	$500
	(or any amount we are required to accept under applicable tax law)
Debit Authorizations
Initial	$500 ($100: Traditional IRA and Roth IRA)	$10,000	$25,000	$25,000	$500 ($100: Traditional IRA and Roth IRA)
Subsequent	$100	$100	$100	$100	$100
	(or any amount we are required to accept under applicable tax law)

Restrictions on Subsequent Purchase Payments.     We may restrict your ability to make subsequent purchase payments. We will notify You in advance if we impose restrictions on subsequent purchase payments. You and your financial representative should carefully consider whether our ability to restrict subsequent purchase payments is consistent with your investment objectives.
•	Purchase payments may be limited by Federal tax laws or regulatory requirements.
•	The maximum total purchase payments for the Contract is $1,000,000, without prior approval from us.
•	We reserve the right to restrict purchase payments to the Fixed Account, if available, and the Enhanced Dollar Cost Averaging Program if (1) the interest rate we credit in the Fixed Account is equal to the guaranteed minimum rate as stated in your Contract; or (2) your Account Value in the Fixed Account and Enhanced Dollar Cost Averaging Program balance is equal to or exceeds our maximum for Fixed Account allocations (e.g., $1,000,000).
•	We reserve the right to reject any purchase payment and to limit future purchase payments. This means that we may restrict your ability to make subsequent purchase payments for any reason, subject to applicable requirements in your state. We may make certain exceptions to restrictions on subsequent purchase payments in accordance with our established administrative procedures.
•	Certain optional benefits have current and potential restrictions on subsequent purchase payments that are described in more detail above. For more information, see these subsections above: “Your Investment Choices — Investment Allocation Restrictions For Certain Optional Benefits — Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max, the EDB Max and the GWB v1”; “Your Investment Choices — Investment Allocation Restrictions For Certain Optional Benefits — Investment Allocation and Other Purchase Payment Restrictions for the GMIB Plus IV, the EDB III, the GMIB Plus III and the EDB II,” and “Your Investment Choices — Investment Allocation Restrictions For Certain Optional Benefits — Investment Allocation and Other Purchase Payment Restrictions for the GLWB.”
Allocation of Purchase Payments
You decide how your money is allocated among the Fixed Account, if available, the Enhanced Dollar Cost Averaging (EDCA) Program, if available, the Dollar Cost Averaging (DCA) Program, if available, and the Divisions. If You make a subsequent purchase payment while a Dollar Cost Averaging Program or the Enhanced Dollar Cost Averaging program is in effect, we will not allocate the subsequent purchase payment to a Dollar Cost Averaging program or the Enhanced Dollar Cost Averaging program unless You tell us to do so. Instead, unless You give us other instructions, we will allocate the additional purchase payment directly to the same Divisions You selected under the Enhanced Dollar Cost Averaging program or Dollar Cost Averaging program. (See “The Annuity Contract —  Dollar Cost Averaging and Enhanced Dollar Cost Averaging Programs.”) You may not choose more than 18 funding choices at the time your initial purchase payment is allocated among the funding choices. You can change your allocations for future purchase payments. We will make allocation changes when we receive your request for a change. Unless we have a record of your request to allocate future purchase payments to more than 18 funding choices, You may not choose more than 18 funding choices at the time your subsequent purchase payment is allocated among the funding choices. You may also specify an effective date for the change as long as it is within 30 days after we receive the request. See “Your Investment Choices — Investment Allocation Restrictions For Certain Optional Benefits”, “Optional Death Benefits” and “Living Benefits” for allocation restrictions if You elect certain optional benefits.
Debit Authorizations
You may elect to have purchase payments made automatically. With this payment method, your bank deducts money from your bank account and makes the purchase payment for You.
Owning Multiple Contracts
You may be considering purchasing this Contract when You already own a variable annuity Contract. You should carefully consider whether purchasing an additional Contract in this situation is appropriate for You by comparing the features of the Contract You currently own, including the death benefits, living benefits, and other guarantees provided by the Contract, to the features of this Contract. You should also compare the fees and charges of your current Contract to the fees and charges of this Contract, which may be higher than your current Contract. You may also wish to discuss purchasing a Contract in these circumstances with your registered representative.
The Value of Your Investment
A	ccumulation Units are credited to You when You make purchase payments or transfers into a Division. When You withdraw or transfer money from a Division (as well as when we apply the Annual Contract Fee and, if selected, the charges for an EDB, a GMIB, a GWB or a GLWB), Accumulation Units are liquidated. We determine the number of Accumulation Units by dividing the amount of your purchase payment, transfer or withdrawal by the Accumulation Unit Value on the date of the transaction.
This is how we calculate the Accumulation Unit Value for each Division:
■	First, we determine the change in investment performance (including any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;
■	Next, we subtract the daily equivalent of the Separate Account charge (for the class of the Contract You have chosen, including any optional benefits where the charge is assessed on the Separate Account) for each day since the last Accumulation Unit Value was calculated; and

■	Finally, we multiply the previous Accumulation Unit Value by this result.
Examples Calculating the Number of Accumulation Units
Assume You make a purchase payment of $500 into one Division and that Division’s Accumulation Unit Value is currently $10.00. You would be credited with 50 Accumulation Units.
$500	=	50 Accumulation Units
$10

Calculating the Accumulation Unit Value
Assume yesterday’s Accumulation Unit Value was $10.00 and the number we calculate for today’s investment experience (minus charges) for an underlying Portfolio is 1.05. Today’s Accumulation Unit Value is $10.50 ($10.00 x 1.05 = $10.50 is the new Accumulation Unit Value.) The value of your $500 investment is then $525 (50 x $10.50 = $525).
However, assume that today’s investment experience (minus charges) is .95 instead of 1.05. Today’s Accumulation Unit Value is $9.50 ($10.00 x .95 = $9.50 is the new Accumulation Unit Value.) The value of your $500 investment is then $475 (50 x $.950 = $475).
Transfer Privilege
Y	ou may make tax-free transfers among Divisions or between the Divisions and the Fixed Account, if available. Each transfer must be at least $500 or, if less, your entire balance in a Division (unless the transfer is in connection with an automated investment strategy or the Enhanced Dollar Cost Averaging Program). You may not make a transfer to more than 18 funding options at any one time if this request is made through our telephone voice response system or by Internet. A request to transfer to more than 18 funding options may be made by calling your Administrative Office. For us to process a transfer, You must tell us:
■	The percentage or dollar amount of the transfer;
■	The Divisions (or Fixed Account) from which You want the money to be transferred;
■	The Divisions (or Fixed Account) to which You want the money to be transferred; and
■	Whether You intend to start, stop, modify or continue unchanged an automated investment strategy by making the transfer.
We reserve the right to restrict transfers to the Fixed Account (if otherwise available) if (1) the interest rate we credit in the Fixed Account is equal to the guaranteed minimum rate as stated in your Contract; or (2) your Account Value in the Fixed Account is equal to or exceeds our maximum for Fixed Account allocations (i.e., $1,000,000). If such restriction occurs, we will notify You of such change.
Please see “Your Investment Choices — Investment Allocation Restrictions For Certain Optional Benefits” for transfer restrictions in effect if You have the EDB Max V, the EDB Max IV, the EDB Max III, the EDB Max II, the EDB III, the EDB II, the GMIB Max V, the GMIB Max IV, the GMIB Max III, the GMIB Max II, the GMIB Plus IV, the GMIB Plus III, the GWB v1 or the GLWB.
For additional transfer restrictions, see “General Information — Valuation — Suspension of Payments.”

Your transfer request must be in Good Order and completed prior to the close of the Exchange (generally 4:00 p.m. Eastern Time) on a business day, if You want the transaction to take place on that day. All other transfer requests in Good Order will be processed on our next business day. We may require You to use our original forms.
Restrictions on Transfers
Restrictions on Frequent Transfers/Reallocations.    Frequent requests from Contract Owners to make transfers/ reallocations may dilute the value of a Portfolio’s shares if the frequent transfers/reallocations involve an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Portfolio and the reflection of that change in the Portfolio’s share price (“arbitrage trading”). Frequent transfers/reallocations involving arbitrage trading may adversely affect the long-term performance of the Portfolios, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).
We have policies and procedures that attempt to detect and deter frequent transfers/reallocations in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be present in the international, small-cap, and high-yield portfolios (i.e., American Funds Global Small Capitalization, Baillie Gifford International Stock, Brighthouse/Aberdeen Emerging Markets Equity, Brighthouse/Dimensional International Small Company, Brighthouse/Eaton Vance Floating Rate, Brighthouse/Templeton International Bond, Clarion Global Real Estate, Harris Oakmark International, Invesco Global Equity, Invesco Small Cap Growth, JPMorgan Small Cap Value, Loomis Sayles Global Allocation, Loomis Sayles Small Cap Core, MetLife MSCI EAFE® Index, MetLife Russell 2000® Index, MFS® Research International, Neuberger Berman Genesis, T. Rowe Price Small Cap Growth, VanEck Global Natural Resources, and Western Asset Management Strategic Bond Opportunities Divisions —  the “Monitored Portfolios”) and we monitor transfer/reallocation activity in those Monitored Portfolios. In addition, as described below, we intend to treat all American Funds Insurance Series® Portfolios (“American Funds Portfolios”) as Monitored Portfolios. We employ various means to monitor transfer/reallocation activity, such as examining the frequency and size of transfers/reallocations into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were, (1) six or more transfers/reallocations involving the given category; (2) cumulative gross transfers/reallocations involving the given category that exceed the current Account Value; and (3) two or more “round-trips” involving any Monitored Portfolio in the given category. A round-trip generally is defined as a transfer/reallocation in followed by a transfer/reallocation out within the next seven calendar days or a transfer/ reallocation out followed by a transfer/reallocation in within the next seven calendar days, in either case subject to certain other criteria. We do not believe that other Portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer/reallocation activity in those Portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion.
As a condition to making their portfolios available in our products, American Funds® requires us to treat all American Funds portfolios as Monitored Portfolios under our current frequent transfer/reallocation policies and procedures. Further, American Funds® requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer/reallocation activity in American Funds portfolios to determine if there were two or more transfers/reallocations in followed by transfers/ reallocations out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds® monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all reallocation/transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current frequent transfer/reallocation policies, procedures and restrictions (described below) and reallocation/transfer restrictions may be imposed upon a violation of either monitoring policy.
Our policies and procedures may result in transfer/reallocation restrictions being applied to deter frequent transfers/ reallocations. Currently, when we detect transfer/reallocation activity in the Monitored Portfolios that exceeds our current transfer/reallocation limits, we require future requests to or from any Monitored Portfolios under that Contract to be submitted with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction. Transfers made under a dollar cost averaging program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers/reallocations.
The detection and deterrence of harmful transfer/reallocation activity involves judgments that are inherently subjective, such as the decision to monitor only those Portfolios we believe are susceptible to arbitrage trading or the determination of the transfer/reallocation limits. Our ability to detect and/or restrict such transfer/reallocation activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer/reallocation activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer/reallocation activity that may adversely affect Contract Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers/reallocations in any Portfolio and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers/ reallocations; we apply our policies and procedures without exception, waiver, or special arrangement.
The Portfolios may have adopted their own policies and procedures with respect to frequent transfer/reallocation transactions in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer/reallocation policies and procedures of the Portfolios, we have entered into a written agreement as required by SEC regulation with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Portfolio to restrict or prohibit further purchases or transfers/reallocations by specific Contract Owners who violate the frequent transfer/reallocation policies established by the Portfolio.
In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Portfolios generally are “omnibus” orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their frequent transfer/reallocation policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus Contract Owners) will not be harmed by transfer/reallocation activity relating to other insurance companies and/or retirement plans that may invest in the Portfolios. If a Portfolio believes that an omnibus order reflects one or more reallocation/transfer requests from Contract Owners engaged in frequent transfers/ reallocations, the Portfolio may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer/reallocation privilege at any time. We also reserve the right to defer or restrict the transfer/reallocation privilege at any time that we are unable to purchase or redeem shares of any of the Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers/reallocations (even if an entire omnibus order is rejected due to the frequent transfers/reallocations of a single Contract Owner). You should read the Portfolio prospectuses for more details.
Restrictions on Large Transfers/Reallocations.    Large transfers/reallocations may increase brokerage and administrative costs of the underlying Portfolios and may disrupt portfolio management strategy, requiring a Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers/reallocations to or from Portfolios except where the portfolio manager of a particular underlying Portfolio has brought large transfer/reallocations activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for “block transfers” where transfer/reallocation requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer/reallocation requests from that third party must be submitted with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.
Access To Your Money
Y	ou may withdraw either all or part of your Account Value from the Contract. Other than those made through the Systematic Withdrawal Program, withdrawals must be at least $500 or the Account Value, if less. If any withdrawal would decrease your Account Value below $2,000, we will consider this a request for a full withdrawal. To process your request, we need the following information:
■	The percentage or dollar amount of the withdrawal; and
■	The Divisions (or Fixed Account and Enhanced Dollar Cost Averaging Program) from which You want the money to be withdrawn.
You may establish a withdrawal plan under which You can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See “Federal Tax Considerations.”)
Your withdrawal may be subject to Withdrawal Charges.
Generally, if You request, we will make payments directly to other investments on a tax-free basis. You may only do so if all applicable tax and state regulatory requirements are met and we receive all information necessary for us to make the payment. We may require You to use our original forms.
We will pay the amount of any withdrawal from the Separate Account within 7 days of when we receive the request in Good Order unless a suspension or deferral of payments provision is in effect (see “General Information — Valuation  —  Suspension of Payments").
We may withhold payment of withdrawal if any portion of those proceeds would be derived from a Contract Owner’s check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the Contract has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.
We have to receive your withdrawal request in your Administrative Office prior to the Annuity Date or Contract Owner's death; provided, however, that You may submit a written withdrawal request any time prior to the Annuity Date that indicates that the withdrawal should be processed as of the Annuity Date.  Solely for purpose of calculating and processing such a withdrawal request, the request will be deemed to have been received on, and the withdrawal amount will be priced according to the Accumulation Unit Value calculated as of, the Annuity Date. Your request must be received at your Administrative Office on or before the Annuity Date.
Systematic Withdrawal Program
Under this program and subject to approval in your state, You may choose to automatically withdraw a certain amount each Contract Year. This amount is then paid throughout the Contract Year according to the time frame You select, e.g., monthly, quarterly, semi-annually or annually. For all Contract classes, except for the C Class, payments may be made monthly or quarterly during the first Contract Year. Unless we agree otherwise, this program will not begin within the first 60 days after the date we have issued You the Contract. Once the Systematic Withdrawal Program is initiated, the payments will automatically renew each Contract Year. Income taxes, tax penalties and Withdrawal Charges may apply to your withdrawals. Program payment amounts are subject to our required minimums and administrative restrictions. Your Account Value will be reduced by the amount of your Systematic Withdrawal Program payments and applicable Withdrawal Charges. Payments under this program are not the same as income payments You would receive under a pay-out option.
If You do not provide us with your desired allocation, or there are insufficient amounts in the Divisions, Enhanced Dollar Cost Averaging Program or the Fixed Account that You selected, the payments will be taken out pro-rata from the Fixed Account, Enhanced Dollar Cost Averaging Program and any Divisions in which You then have money.
Selecting a Payment Date:    Your payment date is the date we make the withdrawal. You may choose any calendar day for the payment date, other than the 29th, 30th or 31st of the month. When You select or change a payment date, we must receive your request at least 10 days prior to the selected payment date. (If You would like to receive your Systematic Withdrawal Program payment on or about the first of the month, You should make your request by the 20th day of the month.) If we do not receive your request in time, we will make the payment the following month after the date You selected. If You do not select a payment date, we will automatically begin systematic withdrawals within 30 days after we receive your request (other than the 29th, 30th or 31st of the month).
You may request to stop your Systematic Withdrawal Program at any time. We must receive any request in Good Order at least 30 days in advance. Although we need your written authorization to begin this program, You may cancel this program at any time by telephone or by writing to us (or over the Internet, if we agree) at your Administrative Office. We will also terminate your participation in the program upon notification of your death.
Systematic Withdrawal Program payments may be subject to a Withdrawal Charge unless an exception to this charge applies. We will determine separately the Withdrawal Charge and any relevant factors (such as applicable exceptions) for each Systematic Withdrawal Program payment as of the date it is withdrawn from your Contract.
Minimum Distributions
In order to comply with certain tax law provisions, You may be required to take money out of the Contract. We have a required minimum distribution service that can help You fulfill minimum distribution requirements. We will terminate your participation in the program upon notification of your death.

Charges
T	here are two types of charges You pay while You have money in a Division:
■	Separate Account charge, and
■	Investment-related charge.
We describe these charges below. The amount of the charge may not necessarily correspond to costs associated with providing the services or benefits indicated by the designation of the charge or associated with the Contract. For example, the Withdrawal Charge may not fully cover all of the sales and distribution expenses actually incurred by us, and proceeds from other charges, including the Separate Account charge, may be used in part to cover such expenses. We can profit from certain Contract charges. The Separate Account charges You pay will not reduce the number of Accumulation Units credited to You. Instead, we deduct the charges as part of the calculation of the Accumulation Unit Value. We guarantee that the Separate Account insurance-related charge will not increase while You have the Contract.
Separate Account Charge
Each class of the Contract has a different annual Separate Account charge that is expressed as a percentage of the average Account Value in the Separate Account. A portion of this annual Separate Account charge is paid to us daily based upon the value of the amount You have in the Separate Account on the day the charge is assessed. This charge includes insurance-related charges that pay us for the risk that You may live longer than we estimated. Then, we could be obligated to pay You more in payments from a pay-out option than we anticipated. Also, we bear the risk that the guaranteed death benefit we would pay should You die during your pay-in phase is larger than your Account Value. This charge also includes the risk that our expenses in administering the Contracts may be greater than we estimated. The Separate Account charge also pays us for our distribution costs to both our licensed salespersons and other broker-dealers.
The chart below summarizes the Separate Account charge for each class of the Contract along with each death benefit that has an additional asset-based Separate Account charge prior to entering the pay-out phase (“annuitization”) of the Contract.
Separate Account Charges1
	B Class	B Plus Class[2]	C Class	L Class	R Class
Separate Account charge with Standard Death Benefit[3]	1.25%	1.80%	1.65%	1.50%	1.15%
Optional Annual Step-Up Death Benefit	0.20%	0.20%	0.20%	0.20%	0.20%
Optional Earnings Preservation Benefit[4]	0.25%	0.25%	0.25%	0.25%	0.25%

[1]	We currently charge an additional Separate Account charge of 0.25% of average daily net assets in the American Funds Growth-Income and American Funds Global Small Capitalization Divisions. We reserve the right to impose an additional Separate Account charge on Divisions that we add to the Contract in the future. The additional amount will not exceed the annual rate of 0.25% of average daily net assets in any such Divisions.
[2]	The Separate Account charge for the B Plus Class will be reduced by 0.55% after You have held the Contract for nine years.
[3]	The Separate Account charge includes the Standard Death Benefit.

[4]	The Optional Earnings Preservation Benefit may be elected with or without the Optional Annual Step-Up Death Benefit.
Investment-Related Charge
This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. The percentage You pay for the investment-related charge depends on which Divisions You select. Each class of shares available to the Contracts has a 12b-1 Plan fee, which pays for distribution expenses. The class of shares available in Brighthouse Trust I and Brighthouse Trust II is Class B, which has a 0.25% 12b-1 Plan fee (except for the American Funds® Balanced Allocation, American Funds® Growth Allocation, American Funds® Growth and American Funds® Moderate Allocation Portfolios of Brighthouse Trust I, which are Class C and have a 0.55% 12b-1 Plan fee and Western Asset Management Strategic Bond Opportunities Portfolio of Brighthouse Trust II which is Class E and has a 0.15% 12b-1 fee). Class 2 shares of the available American Funds® have a 0.25% 12b-1 Plan fee. Investment-related charges for each Portfolio for the previous year are listed in the “Table of Expenses.”
Annual Contract Fee
T	here is a $30 Annual Contract Fee. This fee is waived if your Account Value is $50,000 or more. It is deducted on a pro-rata basis from the Divisions on the Contract Anniversary. No portion of the fee is deducted from the Fixed Account. Regardless of the amount of your Account Value, the entire fee will be deducted at the time of a total withdrawal of your Account Value. This charge pays us for our miscellaneous administrative costs. These costs which we incur include financial, actuarial, accounting and legal expenses. We reserve the right to deduct this fee during the pay-out phase.
Transfer Fee
We reserve the right to limit the number of transfers per Contract Year to a maximum of twelve (excluding transfers resulting from automated investment strategies). Currently we do not limit the number of transfers You may make in a Contract Year. We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a fee were to be imposed, it would be $25.00 for each transfer over twelve in a Contract Year. The transfer fee will be deducted from the Division or the Fixed Account from which the transfer is made. However, if the entire interest in the Separate Account or Fixed Account is being transferred, the transfer fee will be deducted from the amount that is transferred.
Optional Enhanced Death Benefits
The EDB Max V could only be elected if You elected the GMIB Max V. The EDB Max IV could only be elected if You elected the GMIB Max IV. The EDB Max III could only be elected if You elected the GMIB Max III. The EDB Max II could only be elected if You elected the GMIB Max II. The EDB III could only be elected if You elected the GMIB Plus IV. The EDB II could only be elected if You elected the GMIB Plus III. The EDB Max V was available for an additional charge of 0.60% for issue ages 69 or younger and 1.15% for issue ages 70-72 of the Death Benefit Base (as defined later in this Prospectus); the EDB Max IV, the EDB Max III, the EDB Max II, the EDB III and the EDB II were each available for an additional charge of 0.60% for issue ages 69 or younger and 1.15% for issue ages 70-75 of the Death Benefit Base, each deducted for the prior Contract Year on the Contract Anniversary prior to taking into account any Optional Step-Up by withdrawing amounts on a pro rata basis from your Account Value in the Fixed Account, Enhanced Dollar Cost Averaging Program balance and Account Value in the Separate Account. We take amounts from the Separate Account by canceling Accumulation Units from your Account Value in the Separate Account. If You elect an Optional Step-Up, we may increase the charge applicable beginning after the Contract Anniversary on which the Optional Step-Up occurs to a rate that does not exceed the lower of: (a) the maximum

Optional Step-Up charge (1.50%) or (b) the current rate that we would charge for the same optional benefit available for new Contract purchases at the time of the Optional Step-Up. The EDB Max V, the EDB Max IV, the EDB Max III, EDB Max II, EDB III and EDB II are not available for purchase.
If You make a total withdrawal of your Account Value, elect to receive income payments under your Contract, change the Contract Owner or Joint Contract Owner (or Annuitant if the Contract Owner is a non-natural person) or assign your Contract, a pro-rata portion of the EDB charge will be assessed based on the number of months from the last Contract Anniversary to the date of the withdrawal, the beginning of income payments, the change of Contract Owner/Annuitant or the assignment. If an EDB optional benefit is terminated because the Contract is terminated, the death benefit amount is determined or your Account Value is not sufficient to pay the optional benefit charge, no EDB charge will be assessed based on the number of months from the last Contract Anniversary to the date the termination takes effect.
Optional Guaranteed Minimum Income Benefits
The GMIB Max V, the GMIB Max IV, the GMIB Max III, the GMIB Max II, the GMIB Plus IV and the GMIB Plus III were available for an additional charge of 1.00% based on the guaranteed minimum income base (as defined later in this Prospectus), deducted for the prior Contract Year on the Contract Anniversary prior to taking into account any Optional Step-Up by withdrawing amounts on a pro rata basis from your Account Value in the Fixed Account, Enhanced Dollar Cost Averaging Program balance and Account Value in the Separate Account. We take amounts from the Separate Account by canceling Accumulation Units from your Account Value in the Separate Account. If You elect an Optional Step-Up, we may increase the charge applicable beginning after the Contract Anniversary on which the Optional Step-Up occurs to a rate that does not exceed the lower of: (a) the maximum Optional Step-Up charge (1.50%) or (b) the current rate that we would charge for the same optional benefit available for new Contract purchases at the time of the Optional Step-Up. The GMIB Max V, the GMIB Max IV, the GMIB Max III, GMIB Max II, GMIB Plus IV and GMIB Plus III are not available for purchase.
If You make a total withdrawal of your Account Value, elect to receive income payments under your Contract, change the Contract Owner or Joint Contract Owner (or Annuitant if the Contract Owner is a non-natural person) or assign your Contract, a pro rata portion of the GMIB charge will be assessed based on the number of months from the last Contract Anniversary to the date of the withdrawal, the beginning of income payments, the change of Contract Owner/Annuitant or the assignment. If a GMIB optional benefit is terminated because of the death of the Contract Owner or Joint Contract Owner (or the Annuitant, if a non-natural person owns the Contract), the Guaranteed Principal Option is exercised or it is the 30th day following the Contract Anniversary prior to your 91st birthday, no GMIB optional benefit charge will be assessed based on the number of months from the last Contract Anniversary to the date the termination takes effect.
Optional Guaranteed Withdrawal Benefits
The GWB was available for an additional charge of 0.90% of the Total Guaranteed Withdrawal Amount (as defined later in this Prospectus), deducted for the prior Contract Year on the Contract Anniversary prior to taking into account any Automatic Annual Step-Up by withdrawing amounts on a pro rata basis from your Account Value in the Fixed Account, Enhanced Dollar Cost Averaging Program balance and Account Value in the Separate Account. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.

If You elect an Automatic Annual Step-Up, we may increase the charge applicable beginning after the Contract Anniversary on which the Automatic Annual Step-Up occurs to a rate that does not exceed the lower of: (a) the GWB maximum Fee Rate (1.80%) or (b) the current rate that we would charge for the same optional benefit available for new Contract purchases at the time of the Automatic Annual Step-Up.
If You make a total withdrawal of your Account Value, elect to receive income payments under your Contract, change the Contract Owner or Joint Contract Owner (or Annuitant if the Contract Owner is a non-natural person) or assign your Contract, a pro rata portion of the GWB charge will be assessed based on the number of months from the last Contract Anniversary to the date of the withdrawal, the beginning of income payments, the change of Contract Owner/Annuitant or the assignment. If a GWB optional benefit is terminated because of the death of the Contract Owner or Joint Contract Owner (or the Annuitant, if a non-natural person owns the Contract), or it is cancelled pursuant to the cancellation provisions of the optional benefit, no GWB optional benefit charge will be assessed based on the period from the last Contract Anniversary to the date the termination or cancellation takes effect. The GWB charge is not assessed while your Remaining Guaranteed Withdrawal Amount equals zero.
Optional Guaranteed Lifetime Withdrawal Benefits
The GLWB optional benefit was available for an additional charge of 1.20% of the Benefit Base (as defined later in this Prospectus), deducted for the prior Contract Year on the Contract Anniversary prior to taking into account any Automatic Step-Up by withdrawing amounts on a pro rata basis from your Enhanced Dollar Cost Averaging Program balance and Account Value in the Separate Account. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from your Account Value in the Separate Account.
Upon an Automatic Step-Up, we may increase the charge applicable beginning after the Contract Anniversary on which the Automatic Step-Up occurs to a rate that does not exceed the lower of: (a) the GLWB optional benefit maximum charge (2.00%) or (b) the current rate that we would charge for the same optional benefit, if available, for new Contract purchases at the time of the Automatic Step-Up.
If You make a total withdrawal of your Account Value prior to the Lifetime Withdrawal Age or that was an Excess Withdrawal, elect to receive income payments under your Contract, change the Contract Owner or Joint Contract Owner (or Annuitant if the Contract Owner is a non-natural person) or assign your Contract, a pro rata portion of the GLWB optional benefit charge will be assessed based on the number of months from the last Contract Anniversary to the date of the withdrawal, the beginning of income payments, the change of Contract Owner/Annuitant or the assignment. If a GLWB optional benefit is terminated because of the death of the Contract Owner or Joint Contract Owner (or the Annuitant, if a non-natural person owns the Contract), or it is cancelled pursuant to the cancellation provisions of the optional benefit, no GLWB optional benefit charge will be assessed based on the period from the last Contract Anniversary to the date the termination or cancellation takes effect.
Optional Guaranteed Lifetime Withdrawal Benefit — Death Benefit (the “GLWB Death Benefit”)
The GLWB Death Benefit could only be elected if you also elected the GLWB optional benefit.
The GLWB Death Benefit was available for an additional charge of 0.65% of the GLWB Death Benefit Base (as defined later in this Prospectus), deducted for the prior Contract Year on the Contract Anniversary prior to taking into account any Automatic Step-Up by withdrawing amounts on a pro rata basis from your Enhanced Dollar Cost Averaging Program balance and Account Value in the Separate Account. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from your Account Value in the Separate Account.

Upon an Automatic Step-Up, we may increase the charge applicable beginning after the Contract Anniversary on which the Automatic Step-Up occurs to a rate that does not exceed the lower of: (a) the GLWB Death Benefit maximum charge (1.20%) or (b) the current rate that we would charge for the same optional death benefit, if available, for new Contract purchases at the time of the Automatic Step-Up.
If You make a total withdrawal of your Account Value prior to the Lifetime Withdrawal Age or that was an Excess Withdrawal, elect to receive income payments under your Contract, change the Contract Owner or Joint Contract Owner (or Annuitant if the Contract Owner is a non-natural person) or assign your Contract, a pro rata portion of the GLWB Death Benefit charge will be assessed based on the number of months from the last Contract Anniversary to the date of the withdrawal, the beginning of income payments, the change of Contract Owner/Annuitant or the assignment. If the GLWB optional benefit is terminated because of the death of the Contract Owner or Joint Contract Owner (or the Annuitant, if a non-natural person owns the Contract), or it is cancelled pursuant to the cancellation provisions of the GLWB optional benefit, no GLWB Death Benefit charge will be assessed based on the period from the last Contract Anniversary to the date the termination or cancellation takes effect.
Premium and Other Taxes
S	ome jurisdictions tax what are called “annuity considerations.” These may apply to purchase payments, Account Values and death benefits. In most jurisdictions, we currently do not deduct any money from purchase payments, Account Values or death benefits to pay these taxes. Generally, our practice is to deduct money to pay premium taxes (also known as “annuity” taxes) only when You exercise a pay-out option. In certain jurisdictions, we may deduct money to pay premium taxes on lump sum withdrawals or when You exercise a pay-out option. We may deduct an amount to pay premium taxes some time in the future since the laws and the interpretation of the laws relating to annuities are subject to change.
Premium taxes, if applicable, currently depend on the Contract You purchase and your home state or jurisdiction. The chart in Appendix A shows the jurisdictions where premium taxes are charged and the amount of these taxes.
We also reserve the right to deduct from purchase payments, Account Values, withdrawals or income payments, any taxes (including, but not limited to, premium taxes) paid by us to any government entity relating to the Contracts. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the Account Value at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.
We reserve the right to deduct from the Contract for any income taxes which we incur because of the Contract. In general, we believe under current Federal income tax law, we are entitled to hold reserves with respect to the Contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the Contract, and in that event we may deduct such tax from the Contract. At the present time, however, we are not incurring any such income tax or making any such deductions.

Withdrawal Charges
A	Withdrawal Charge may apply if You withdraw purchase payments that were credited to your Contract. For the B Plus Class, unless we specifically state otherwise, “purchase payments” in reference to the B Plus Class means purchase payments plus any associated bonus amounts, therefore, the declining nine year Withdrawal Charge on each purchase payment will include any associated bonus amounts. There are no Withdrawal Charges for the C Class Contract or in certain situations or upon the occurrence of certain events (see “When No Withdrawal Charge Applies”). To determine the Withdrawal Charge for the Contracts, we treat your Fixed Account, Enhanced Dollar Cost Averaging Program and Separate Account as if they were a single account and ignore both your actual allocations and the Fixed Account, Enhanced Dollar Cost Averaging Program or Division from which the withdrawal is actually coming. To determine what portion (if any) of a withdrawal is subject to a Withdrawal Charge, amounts are withdrawn from your Contract in the following order: (1) earnings in your Contract (earnings are equal to your Account Value, less Purchase Payments not previously withdrawn); (2) the free withdrawal amount described below (deducted from purchase payments not previously withdrawn, in the order such purchase payments were made, with the oldest purchase payment first, as described below); and (3) purchase payments not previously withdrawn, in the order such purchase payments were made: the oldest purchase payment first, the next purchase payment second, etc. until all purchase payments have been withdrawn. Once we have determined the amount of the Withdrawal Charge, we will then withdraw it from the Fixed Account, Enhanced Dollar Cost Averaging Program and the Divisions in the same proportion as the withdrawal is being made.
For a full withdrawal, we multiply the amount to which the Withdrawal Charge applies by the percentage shown, keep the result as a Withdrawal Charge and pay You the rest.
For partial withdrawals, we multiply the amount to which the Withdrawal Charge applies by the percentage shown, keep the result as a Withdrawal Charge and pay You the rest. We will treat your request as a request for a full withdrawal if your Account Value is not sufficient to pay both the requested withdrawal and the Withdrawal Charge, or if the withdrawal leaves an Account Value that is less than the minimum required.
The Withdrawal Charge on purchase payments withdrawn for each class is as follows:
Number Of Complete Years From Receipt Of Purchase Payment	B Class	B Plus Class	C Class	L Class	R Class
0	7%	8%	None	7%	8%
1	6%	8%		6%	8%
2	6%	7%		5%	7%
3	5%	6%		0%	6%
4	4%	5%		0%	5%
5	3%	4%		0%	4%
6	2%	3%		0%	3%
7	0%	2%		0%	2%
8	0%	1%		0%	1%
9 and thereafter	0%	0%		0%	0%

The Withdrawal Charge reimburses us for our costs in selling the Contracts. We may use our profits (if any) from the Separate Account charge to pay for our costs to sell the Contracts which exceed the amount of Withdrawal Charges we collect.
Free Withdrawal Amount.    The free withdrawal amount for each Contract Year after the first (there is no free withdrawal amount in the first Contract Year) is equal to 10% of your total purchase payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Also, we currently will not assess the Withdrawal Charge on amounts withdrawn during the first Contract Year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one Contract Year does not carry over to the next Contract Year.
Divorce.     A withdrawal made pursuant to a divorce or separation agreement is subject to the same Withdrawal Charge provisions described in this section, if permissible under tax law. In addition, the withdrawal will reduce the Account Value, the death benefit, and the amount of any optional benefit (including the benefit base that we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional benefit, as described in “Death Benefit – Generally” and “Living Benefits.” The withdrawal could have a significant negative impact on the death benefit and on any optional benefit.
When No Withdrawal Charge Applies
In some cases, we will not charge You the Withdrawal Charge when You make a withdrawal. We may, however, ask You to prove that You meet any of the conditions listed below.
You do not pay a Withdrawal Charge:
■	If You have a C Class Contract.
■	On transfers You make within your Contract among the Divisions and transfers to or from the Fixed Account.
■	On withdrawals of purchase payments You made over seven Contract Years ago for the B Class, nine Contract Years ago for the B Plus Class, three Contract Years ago for the L Class, and nine Contract Years ago for the R Class.
■	If You choose payments over one or more lifetimes except, in certain cases, under the GMIB.
■	If You die during the pay-in phase. your Beneficiary will receive the full death benefit without deduction.
■	If your Contract permits and your spouse is substituted as the Owner of the Contract and continues the Contract, that portion of the Account Value that is equal to the “step-up” portion of the death benefit.
■	If You withdraw only your earnings from the Divisions.
■	During the first Contract Year, if You are in the Systematic Withdrawal Program, and You withdraw up to 10% of your total purchase payments at the rate of 1⁄12 of such 10% each month on a non-cumulative basis, if withdrawals are on a monthly basis, or ¼ of such 10% each quarter on a non-cumulative basis, if withdrawals are on a quarterly basis.
■	After the first Contract Year, if You withdraw up to 10% of your total purchase payments, per Contract Year. This 10% total withdrawal may be taken in an unlimited number of partial withdrawals during that Contract Year.
■	If the withdrawal is to avoid required Federal income tax penalties (not including Section 72(t) or (q) under the Code) or to satisfy Federal income tax rules concerning minimum distribution requirements that apply to your Contract. For purposes of this exception, we assume that the Contract is the only contract or funding vehicle from which distributions are required to be taken and we will ignore all other Account Values. This exception does not apply if You have a Non-Qualified or Roth IRA Contract.

■	If You accept an amendment converting your Traditional IRA Contract to a Roth IRA Contract.
■	If You properly “recharacterize” as permitted under Federal tax law your Traditional IRA Contract or a Roth IRA Contract using the same Contract.
■	This Contract feature is only available if You are less than 86 years old on the Contract issue date. After the first Contract Year, to withdrawals to which a Withdrawal Charge would otherwise apply, if You have been either the Contract Owner continuously since the issue of the Contract or the spouse who continues the Contract:
•	Has been a resident of certain nursing home facilities or a hospital for a minimum of 90 consecutive days or for a minimum total of 90 days where there is no more than a 6-month break in that residency and the residencies are for related causes, where You have exercised this right no later than 90 days of exiting the nursing home facility or hospital. This Contract feature is not available in Massachusetts. This Contract feature is also not available for Contracts issued in South Dakota based on applications and necessary information received in Good Order at your Administrative Office after the close of the Exchange on December 31, 2012; or
•	Is diagnosed with a terminal illness and not expected to live more than 12 months (24 months in the state of Massachusetts).
■	This Contract feature is only available if You are less than 65 years old on the date You became disabled and if the disability commences subsequent to the first Contract Anniversary. After the first Contract Year, if You are disabled as defined in the Federal Social Security Act and if You have been the Contract Owner continuously since the issue of the Contract or the spouse who continues the Contract. This Contract feature is not available in Massachusetts or Connecticut.
■	If You have transferred money which is not subject to a Withdrawal Charge (because You have satisfied contractual provisions for a withdrawal without the imposition of a Contract Withdrawal Charge) from certain eligible MetLife contracts or certain eligible contracts of MetLife affiliates into the Contract, and the withdrawal is of these transferred amounts and we agree. Any purchase payments made after the transfer are subject to the usual Withdrawal Charge schedule.
■	Subject to availability in your state, if the early Withdrawal Charge that would apply if not for this provision (1) would constitute less than 0.50% of your Account Value and (2) You transfer your total Account Value to certain eligible contracts issued by MetLife or its affiliated companies and we agree.
General.     We may elect to reduce or eliminate the amount of the Withdrawal Charge when the Contract is sold under circumstances which reduce our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the Contract, or if a prospective purchaser already had a relationship with us.
Free Look
Y	ou may cancel your Contract within a certain time period. This is known as a “free look.” We must receive your request to cancel in writing by the appropriate day in your state, which varies from state to state. The time period may also vary depending on your age and whether You purchased your Contract from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund (i) all of your purchase payments or (ii) your Account Value as of the date your refund request is received at your Administrative Office in Good Order (this means you bear the risk of any decline in the value of your Contract due to the performance of the Divisions during the Free Look period).

Any Bonus does not become yours until after the “free look” period; we retrieve it if You exercise the “free look.” your exercise of any “free look” is the only circumstance under which the 6% credit will be retrieved (commonly called “recapture”). If your state requires us to refund your Account Value, the refunded amount will include any investment performance attributable to the 6% credit. If there are any losses from investment performance attributable to the 6% credit, we will bear that loss.
For additional information applicable to California purchasers aged 60 and older who elected a GMIB Max or EDB Max optional benefit or elect a GWB v1 or GLWB optional benefit, see “Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max, the EDB Max and the GWB v1 — Investment Allocation Restrictions — California Free Look Requirements for Purchasers Age 60 and Over” and “Investment Allocation and Other Purchase Payment Restrictions for the GLWB — Investment Allocation Restrictions — California Free Look Requirements for Purchasers Age 60 and Over.”
Death Benefit – Generally
O	ne of the insurance guarantees we provide You under your Contract is that your Beneficiaries will be protected during the “pay-in” phase against market downturns. You name your Beneficiary(ies). This guarantee terminates at the end of the “pay-in” phase. There is no death benefit during the income or “pay-out” phase, however, depending on the Income Payment type You elect, any remaining guarantee (i.e., cash refund amount or guaranteed Income Payments) will be paid to your Beneficiary (see “Pay-Out Options (or Income Options)” for more information).
If You intend to purchase the Contract for use with a Traditional IRA or Roth IRA, see “Federal Tax Considerations” for a discussion concerning IRAs.
The standard death benefit is described below. The additional optional death benefits (the Annual Step-Up Death Benefit, the EDB Max V, the EDB Max IV, the EDB Max III the EDB Max II, the EDB III, the EDB II, the GLWB Death Benefit and the Earnings Preservation Benefit) are described in the “Optional Death Benefits” section. You could have elected the Earnings Preservation Benefit with or without the Annual Step-Up Death Benefit. You could not have elected the Annual Step-Up Death Benefit and/or the Earnings Preservation Benefit with the GLWB and You could not have elected the Annual Step-Up Death Benefit and/or the Earnings Preservation Benefit with an Enhanced Death Benefit (EDB Max V, EDB Max IV, EDB Max III, EDB Max II, EDB III or EDB II). The EDB Max V, the EDB Max IV, the EDB Max III, the EDB Max II, the EDB III and the EDB II are not available for purchase. The EDB Max V could only be elected if You elected the GMIB Max V. The EDB Max IV could only be elected if You elected the GMIB Max IV. The EDB Max III could only be elected if You elected the GMIB Max III. The EDB Max II could only be elected if You elected the GMIB Max II. The EDB III could only be elected if You elected the GMIB Plus IV. The EDB II could only be elected if You elected the GMIB Plus III. The GLWB Death Benefit could only be elected if You elected the GLWB optional benefit.
The death benefits are described below. There may be versions of each optional death benefit that vary by issue date and state availability. In addition, a version of an optional death benefit may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If You have already been issued a Contract, please check your Contract and optional death benefits for the specific provisions applicable to You.

The death benefit is determined as of the end of the business day on which we receive both due proof of death and an election for the payment method. Until the Beneficiary (or the first Beneficiary, if there are multiple Beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Divisions and is subject to investment risk.
If we are presented with notification of your death before any requested transaction is completed (including transactions under automated investment strategies, the Enhanced Dollar Cost Averaging Program and other dollar cost averaging programs, the automated required minimum distribution service and the Systematic Withdrawal Program), we will cancel the request. As described above, the death benefit will be determined when we receive due proof of death and an election for the payment method.
Where there are multiple Beneficiaries, any guaranteed death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the guaranteed death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the Account Value an amount equal to the difference between the death benefit payable and the Account Value, in accordance with the current allocation of the Account Value. The remaining death benefit amounts are held in the Divisions until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit and are subject to investment risk until we receive his/her necessary documentation.
If you have a joint owner, the death benefit will be paid when the first owner dies.  The surviving Joint Owner will be the primary Beneficiary and any other Beneficiary designation will be treated as a contingent Beneficiary unless instructed otherwise.
Your Beneficiary has the option to apply the death benefit less any applicable premium taxes to a pay-out option offered under your Contract. Your Beneficiary may, however, decide to take payment in one sum, including either by check, by placing the amount in an account that earns interest, or by any other method of payment that provides the Beneficiary with immediate and full access to the proceeds, or under other settlement options that we may make available. If You purchased the Contract as a deceased person’s Beneficiary under an IRA, your Beneficiary may be limited by tax law as to the method of distribution of any death benefit. See “Federal Tax Considerations” for more information.
If You are a non-natural person, then the life of the Annuitant is the basis for determining the death benefit. If there are Joint Contract Owners, the oldest of the two will be used as a basis for determining the death benefit.
If You are a natural person and You change ownership of the Contract to someone other than your spouse, the death benefit is calculated as described in the following pages except all values used to calculate the death benefit, which may include, Highest Anniversary Value as of each fifth Contract Anniversary, Highest Anniversary Value as of each Contract Anniversary and Annual Increase Amount (depending on whether You choose an optional benefit), are reset to the Account Value on the date of the change in Contract Owner.
Spousal Continuation.    If the Beneficiary is your spouse, the Beneficiary may be substituted as the Owner of the Contract and continue the Contract under the terms and conditions of the Contract that applied prior to the Owner’s death, with certain exceptions described in the Contract. In that case, the Account Value will be adjusted to equal the death benefit. (Any additional amounts added to the Account Value will be allocated in the same proportions to each balance in a Division, Enhanced Dollar Cost Averaging Program and the Fixed Account as each bears to the total Account Value.) There would be a second death benefit payable upon the death of the spouse. The spouse is permitted to make additional purchase payments. The spouse would not be permitted to choose any optional benefit available under the Contract, unless the deceased spouse had previously purchased the benefit at issue of the Contract. Any amounts in the Contract would be subject to applicable Withdrawal Charges except for that portion of the Account Value that is equal to the “step-up” portion of the death benefit.
If the spouse continues the Contract, the second death benefit payable upon the death of the spouse is calculated as described in the following pages except all values used to calculate the death benefit, which may include the Highest Anniversary Value as of each fifth Contract Anniversary or the Highest Anniversary Value as of each Contract Anniversary, are reset to the Account Value which has been adjusted to include the death benefit on the date the spouse continues the Contract. If the Contract includes GMIB optional benefit and/or EDB optional benefit, the Annual Increase Amount for GMIB optional benefit and/or EDB optional benefit, also reset to the Account Value adjusted to include the death benefit on the date the spouse continues the Contract.
Spousal continuation will not satisfy required minimum distribution rules for tax-qualified Contracts other than IRAs.
For information on Spousal Continuation regarding the GLWB optional benefit, see the “Operation of the GLWB — Spousal Continuation.”
Any reference to “spouse” includes those persons who enter into lawful marriages under state law, regardless of sex.
Non-Spousal Beneficiaries.    While the Code permits your Eligible Designated Beneficiary to "stretch" distribution of payments over his or her life expectancy, this option may not be available at MetLife (Eligible Designated Beneficiary is described under “Federal Tax Considerations — Qualified Annuity Contracts —  Death Benefits). Your beneficiary should consult with his or her own independent tax advisor to discuss alternate options for stretching death benefit payments.
Total Control Account.    The Beneficiary may elect to have the Contract’s death proceeds paid through a settlement option called the Total Control Account, subject to our current established administrative procedures and requirements. The Total Control Account is an interest-bearing account through which the Beneficiary has immediate and full access to the proceeds, with unlimited draft writing privileges. We credit interest to the account at a rate that will not be less than a guaranteed minimum annual effective rate. Your financial representative can tell You the current and minimum interest rates that apply.
Assets backing the Total Control Accounts are maintained in our general account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum annual effective rate. Because we bear the investment experience of the assets backing the Total Control Accounts, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.

EDB and Decedent Contracts.    If You purchased this Contract with a non-taxable transfer of the death benefit proceeds of any annuity Contract or IRA (or any other tax-qualified arrangement) of which You were the Eligible Designated Beneficiary and You are “stretching” the distributions under the Internal Revenue Service required distribution rules, You could not have purchased an EDB.
Standard Death Benefit
The Standard Death Benefit is designed to provide protection against adverse investment experience. In general, it guarantees that the death benefit will not be less than the greatest of (1) your Account Value; (2) total purchase payment less partial withdrawals; or (3) your “Highest Anniversary Value” (as described below) as of each fifth Contract Anniversary.
If You die during the pay-in phase and You have not chosen one of the optional death benefits, the death benefit the Beneficiary receives will be equal to the greatest of:
1.	Your Account Value; or
2.	Total purchase payments reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable Withdrawal Charge); or
3.	“Highest Anniversary Value” as of each fifth Contract Anniversary, determined as follows:
•	At issue, the Highest Anniversary Value is your initial purchase payment;
•	Increase the Highest Anniversary Value by each subsequent purchase payment;
•	Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable Withdrawal Charge);
•	On each fifth Contract Anniversary before your 81st birthday, compare the (1) then-Highest Anniversary Value to the (2) current Account Value and (3) total purchase payments reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable Withdrawal Charge) and set the Highest Anniversary Value equal to the greatest of the three.
•	After the Contract Anniversary immediately preceding your 81st birthday, adjust the Highest Anniversary Value only to:
•	Increase the Highest Anniversary Value by each subsequent purchase payment or
•	Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable Withdrawal Charge).

For purposes of determining the Highest Anniversary Value as of the applicable Contract Anniversary, purchase payments increase the Highest Anniversary Value on a dollar for dollar basis. Partial withdrawals however, reduce the Highest Anniversary Value proportionately, that is the percentage reduction is equal to the dollar amount of the withdrawal (plus applicable Withdrawal Charges) divided by the Account Value before the withdrawal.
Example:
		Date	Amount
A	Initial purchase payment	10/1/2018	$100,000
B	Account Value	10/1/2019 (First Contract Anniversary)	$104,000
C	Death Benefit	As of 10/1/2019	$104,000 (= greater of A and B)
D	Account Value	10/1/2020 (Second Contract Anniversary)	$90,000
E	Death Benefit	10/1/2020	$100,000 (= greater of A and D)
F	Withdrawal	10/2/2020	$9,000
G	Percentage Reduction in Account Value	10/2/2020	10% (= F/D)
H	Account Value after Withdrawal	10/2/2020	$81,000 (= D–F)
I	Purchase Payments reduced for Withdrawal	As of 10/2/2020	$90,000 (= A–(A × G))
J	Death Benefit	10/2/2020	$90,000 (= greater of H and I)
K	Account Value	10/1/2023	$125,000
L	Death Benefit (Highest Anniversary Value)	As of 10/1/2023 (Fifth Anniversary)	$125,000 (= greater of I and K)
M	Account Value	10/2/2023	$110,000
N	Death Benefit	As of 10/2/2023	$125,000 (= greatest of I, L, M)

Notes to Example
Purchaser is age 60 at issue.
Any Withdrawal Charge withdrawn from the Account Value is included when determining the percentage of Account Value withdrawn.
Account Values on 10/1/2020 and 10/2/2020 are assumed to be equal prior to the withdrawal.

Optional Death Benefits
Annual Step-Up Death Benefit
T	he Annual Step-Up Death Benefit is designed to provide protection against adverse investment experience. In general, it guarantees that the death benefit will not be less than the greater of (1) your Account Value; or (2) your “Highest Anniversary Value” (as described below) as of each Contract Anniversary.
You could have purchased at application a death benefit that provides that the death benefit amount is equal to the greater of:
1.	The Account Value; or
2.	“Highest Anniversary Value” as of each Contract Anniversary, determined as follows:
•	At issue, the Highest Anniversary Value is your initial purchase payment;
•	Increase the Highest Anniversary Value by each subsequent purchase payment;
•	Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable Withdrawal Charge); and
•	On each Contract Anniversary before your 81st birthday, compare the (1) then-Highest Anniversary Value to the (2) current Account Value and set the Highest Anniversary Value equal to the greater of the two.
•	After the Contract Anniversary immediately preceding your 81st birthday, adjust the Highest Anniversary Value only to:
•	Increase the Highest Anniversary Value by each subsequent purchase payment or
•	Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable Withdrawal Charge).
For purposes of determining the Highest Anniversary Value as of the applicable Contract Anniversary, purchase payments increase the Highest Anniversary Value on a dollar for dollar basis. Partial withdrawals, however, reduce the Highest Anniversary Value proportionately, that is, the percentage reduction is equal to the dollar amount of the withdrawal (plus applicable Withdrawal Charges) divided by the Account Value immediately before the withdrawal.
You could not have purchased this benefit if You were 78 years of age or older.

The Annual Step-Up Death Benefit was available for an additional charge of 0.20% annually of the average daily value of the amount You have in the Separate Account.
Example:
		Date	Amount
A	Initial purchase payment	10/1/2018	$100,000
B	Account Value	10/1/2019 (First Contract Anniversary)	$104,000
C	Death Benefit (Highest Anniversary Value)	As of 10/1/2019	$104,000 (= greater of A and B)
D	Account Value	10/1/2020 (Second Contract Anniversary)	$90,000
E	Death Benefit (Highest Contract Year Anniversary)	10/1/2020	$104,000 (= greater of B and D)
F	Withdrawal	10/2/2020	$9,000
G	Percentage Reduction in Account Value	10/2/2020	10% (= F/D)
H	Account Value after Withdrawal	10/2/2020	$81,000 (= D–F)
I	Highest Anniversary Value reduced for Withdrawal	As of 10/2/2020	$93,600 (= E–(E × G))
J	Death Benefit	10/2/2020	$93,600 (= greater of H and I)

Notes to Example
Purchaser is age 60 at issue.
Any Withdrawal Charge withdrawn from the Account Value is included when determining the percentage of Account Value withdrawn.
The Account Values on 10/1/2020 and 10/2/2020 are assumed to be equal prior to the withdrawal.
Enhanced Death Benefits
In states where approved, You could have selected the Enhanced Death Benefit (“EDB”) (subject to investment allocation restrictions) if You were age 72 or younger (for EDB Max V) or age 75 or younger (for all other versions of the EDB) at the effective date of your Contract. If You selected the EDB, You could not have selected the Optional Annual Step-Up Death Benefit or the Earnings Preservation Benefit. The EDB optional benefit is referred to in your Contract and rider as the “Guaranteed Minimum Death Benefit” or “GMDB”.
The EDB Max V, EDB Max IV, the EDB Max III, EDB Max II, EDB III and EDB II are not available for purchase.
EDB Versions Must Be Elected with Corresponding GMIB Optional Benefits.    Each version of the EDB optional benefit could only be elected if You elected the corresponding GMIB optional benefit:
•	EDB Max V could only have been elected with GMIB Max V;

•	EDB Max IV could only have been elected with GMIB Max IV;
•	EDB Max III could only have been elected with GMIB Max III;
•	EDB Max II could only have been elected with GMIB Max II;
•	EDB III could only have been elected with GMIB Plus IV; and
•	EDB II could only have been elected with GMIB Plus III.
You should understand that by electing both a GMIB optional benefit and an EDB optional benefit, You will be paying for and receiving both an income benefit and a death benefit and the cost of the combined optional benefits will be higher than the cost of either a GMIB optional benefit or other available death benefit optional benefits individually. Please note that other standard or optional death benefits are available under the Contract that are not required to be purchased in combination with a GMIB optional benefit. You should also understand that once GMIB income payments begin under a GMIB optional benefit, the EDB optional benefit will be terminated.
Summary of the EDB
The following section provides a summary of how the EDB works. A more detailed explanation of the operation of the EDB is provided in the section below called “Operation of the EDB.”
Under the EDB, we calculate a “Death Benefit Base” that, if greater than the Account Value at the time the death benefit is calculated determines the death benefit amount. The Death Benefit Base provides protection against adverse investment experience. It guarantees that the death benefit will not be less than the greater of: (1) the highest Account Value on any Contract Anniversary (adjusted for withdrawals), or (2) the amount of your initial investment (adjusted for withdrawals), accumulated at the Annual Increase Rate.
Different Versions of the EDB.    From time to time, we introduce new versions of the EDB. Each version of the EDB we have offered with the Contract, and the versions we may currently be offering (if any), are listed in the “EDB Rate Table” immediately following the “Operation of the EDB” section below. The principal differences between the different versions of the EDB described in this Prospectus are the items listed in the EDB Rate Table and the investment portfolios to which You are permitted to allocate Account Value while the EDB optional benefit is in effect (see “Operation of the EDB – Investment Allocation Restrictions”).
Operation of the EDB
The following section describes how the EDB operates. When reading the following descriptions of the operation of the EDB (for example, the “Annual Increase Rate” and “Dollar-for-Dollar Withdrawal Percentage” sections), refer to the EDB Rate Table below for the specific rates and other terms applicable to your version of the EDB.
(See Appendix D for examples of the operation of the EDB.)
If You selected an EDB optional benefit, the amount of the death benefit will be the greater of:
(1) the Account Value; or
(2) the Death Benefit Base.
Death Benefit Base. The Death Benefit Base is the greater of (a) or (b) below:
(a)	Highest Anniversary Value: On the date we issue your Contract, the Highest Anniversary Value is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal. The percentage reduction in Account Value is the dollar amount of the withdrawal (including any applicable Withdrawal Charge) divided by the Account Value immediately preceding such withdrawal. On each Contract Anniversary prior to your 81st birthday, the Highest Anniversary Value will be recalculated to equal the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.
The Highest Anniversary Value does not change after the Contract Anniversary immediately preceding the Contract Owner’s 81st birthday, except that it is increased for each subsequent purchase payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable Withdrawal Charge).
(b)	Annual Increase Amount: On the date we issue your Contract, the Annual Increase Amount is equal to your initial purchase payment. All purchase payments received within 120 days of the date we issue your Contract will be treated as part of the initial purchase payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:
(i)	is purchase payments accumulated at the Annual Increase Rate (as defined below) from the date the purchase payment is made; and
(ii)	is withdrawal adjustments (as defined below) accumulated at the Annual Increase Rate.
The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See “Optional Step-Up” below for a feature that can be used to reset the Annual Increase Amount to the Account Value.
The Annual Increase Amount does not change after the Contract Anniversary immediately preceding the Contract Owner’s 91st birthday, except that it is increased for each subsequent purchase payment and reduced by the withdrawal adjustments described below.
Annual Increase Rate.    As noted above, we calculate a Death Benefit Base under the EDB optional benefit that helps determine the amount of the death benefit. One of the factors used in calculating the Death Benefit Base is called the “annual increase rate.”
Through the Contract Anniversary immediately prior to the Contract Owner’s 91st birthday, the Annual Increase Rate is the greater of:
(a)	the EDB Annual Increase Rate; or
(b)	the Required Minimum Distribution Rate (as defined below).
Item (b) only applies to IRAs and other Contracts subject to Section 401(a)(9) of the Code.
Required Minimum Distribution Rate.    The Required Minimum Distribution Rate equals the greater of:
(1)	the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent purchase payments received during the Contract Year before the end of the calendar year;
(2a)	if You enroll only in the automated required minimum distribution service, the total withdrawals during the Contract Year under the automated required minimum distribution service, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent purchase payments received during the Contract Year before the end of the calendar year; or
(2b) if You enroll in both the Systematic Withdrawal Program and the automated required minimum distribution service, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of the EDB Annual Increase Rate multiplied by the Annual Increase Amount at the beginning of the Contract Year) and (II) the automated required minimum distribution service (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent purchase payments received during the Contract Year before the end of the calendar year.
On the first Contract Anniversary, “at the beginning of the Contract Year” means on the issue date; on a later Contract Anniversary, “at the beginning of the Contract Year” means on the prior Contract Anniversary. All purchase payments received within 120 days of the issue date are treated as part of the initial purchase payment for this purpose, and therefore are included in the Annual Increase Amount on the issue date, instead of being treated as subsequent purchase payments. (See description of Operation of the EDB.)
See “Use of Automated Required Minimum Distribution Service and Systematic Withdrawal Program With EDB” below for more information on the automated required minimum distribution service and the Systematic Withdrawal Program.
If item (b) above (the Required Minimum Distribution Rate) is greater than item (a) above (the EDB Annual Increase Rate), and your total withdrawals during a Contract Year, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent purchase payments received during the Contract Year before the end of the calendar year, exceed the Required Minimum Distribution Rate, the Required Minimum Distribution Rate is not used to calculate the Annual Increase Rate, and the Annual Increase Rate will be reduced to the EDB Annual Increase Rate (item (a) above). Therefore, the Annual Increase Rate for that Contract Year will be lower than the Required Minimum Distribution Rate, which could have the effect of reducing the value of the death benefit under the EDB.
After the Contract Anniversary immediately prior to the Contract Owner’s 91st birthday, the Annual Increase Rate is 0%.
Dollar-for-Dollar Withdrawal Percentage.    One of the factors used in calculating withdrawal adjustments is called the “Dollar-for-Dollar Withdrawal Percentage.” The Dollar-for-Dollar Withdrawal Percentage is the greater of:
(a) the EDB Dollar-for-Dollar Withdrawal Rate; or
(b) the Required Minimum Distribution Rate (as defined above under “Annual Increase Rate”).
Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Code.
After the Contract Anniversary immediately prior to the Contract Owner’s 91st birthday, the Dollar-for-Dollar Withdrawal Percentage is 0%.
For EDB Max IV only, the EDB Dollar-for-Dollar Withdrawal Rate, and therefore the Dollar-for-Dollar Withdrawal Percentage, will be higher if You wait to take your first withdrawal after a certain number of Contract Years. Once it is determined by the timing of the first withdrawal, the EDB Dollar-for-Dollar Withdrawal Rate will never increase or decrease. A higher Dollar-for-Dollar Withdrawal Percentage allows You to withdraw a larger amount each Contract Year while receiving dollar-for-dollar treatment of the withdrawals rather than a proportional adjustment. As discussed below, depending on the relative amounts of the Annual Increase Amount and the Account Value a “dollar-for-dollar treatment” withdrawal adjustment may be more favorable than a “proportional reduction” withdrawal adjustment.

Withdrawal Adjustments.    Withdrawal adjustments in a Contract Year are determined according to (a) or (b):
(a)	proportional reduction: (1) if total withdrawals in a Contract Year are greater than the Annual Increase Amount at the beginning of the Contract Year multiplied by the Dollar-for-Dollar Withdrawal Percentage (as defined above); or (2) if the withdrawals occur on or after the Contract Anniversary immediately prior to your 91st birthday; or (3) if the withdrawals are not paid to You (or to the Annuitant, if the Contract is owned by a non-natural person) or to another payee we agree to, the withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributed to that withdrawal (including any applicable Withdrawal Charge); or
(b)	dollar-for-dollar treatment: (1) if total withdrawals in a Contract Year are not greater than the Annual Increase Amount at the beginning of the Contract Year multiplied by the Dollar-for-Dollar Withdrawal Percentage; (2) if the withdrawals occur before the Contract Anniversary immediately prior to your 91st birthday; and (3) if these withdrawals are paid to You (or to the Annuitant, if the Contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable Withdrawal Charge) in that Contract Year. These withdrawal adjustments will be treated as though the corresponding withdrawals occurred at the end of that Contract Year.
As described in (a) immediately above, if in any Contract Year You take cumulative withdrawals that exceed the Annual Increase Amount at the beginning of the Contract Year multiplied by the Dollar-for-Dollar Withdrawal Percentage, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal (including any applicable Withdrawal Charge) reduced the Account Value. Depending on the relative amounts of the Annual Increase Amount and the Account Value, such a proportional reduction may result in a significant reduction in the Annual Increase Amount (particularly when the Account Value is lower than the Annual Increase Amount), and could have the effect of reducing or eliminating the value of the death benefit under the EDB optional benefit. Complying with the three conditions described in (b) immediately above (including limiting your cumulative withdrawals during a Contract Year to not more than the Annual Increase Amount at the beginning of the Contract Year multiplied by the Dollar-for-Dollar Withdrawal Percentage) will result in dollar-for-dollar treatment of the withdrawals.
Example:
•	Dollar-for-Dollar withdrawals reduce the Annual Increase Amount by the same dollar amount as the withdrawal amount. For example, if You owned an EDB optional benefit with a 4.5% EDB Dollar-for-Dollar Withdrawal Rate and took a $4,500 withdrawal in the first Contract Year, the withdrawal will reduce both the Account Value and Annual Increase Amount by $4,500.
•	Proportionate withdrawals reduce the Annual Increase Amount by the same proportion that the withdrawal reduced the Account Value. For example if You took a withdrawal during the first Contract Year equal to 10% of the Account Value, that withdrawal will reduce both the Account Value and the Annual Increase Amount by 10% in that year.
Taxes.    Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1⁄2, a 10% Federal income tax penalty may apply.
Optional Step-Up.    On each Contract Anniversary as permitted, You may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the EDB Annual Increase Rate. As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the Annual Increase Rate will be applied to the new, higher

Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. However, if You elect to reset the Annual Increase Amount, we may reset the optional benefit charge to a rate that does not exceed the lower of: (a) the maximum Optional Step-Up charge or (b) the current rate that we would charge for the same optional benefit available for new Contract purchases at the time of the Optional Step-Up.
An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Contract Owner (or older Joint Contract Owner or Annuitant if the Contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your Contract has both a GMIB optional benefit and an EDB optional benefit, and You would like to elect an Optional Step-Up, You must elect an Optional Step-Up for both optional benefits. You may not elect an Optional Step-Up for only one of the two optional benefits. Upon the Optional Step-Up, we may reset the optional benefit charge, as described above, on one or both optional benefits.
You may elect either: (1) a one-time Optional Step-Up at any Contract Anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If You elect Automatic Annual Step-Ups, on any Contract Anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at your Administrative Office (or by any other method acceptable to us), at least 30 days prior to the Contract Anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh Contract Anniversary following the date You make this election, at which point You must make a new election if You want Automatic Annual Step-Ups to continue. If You discontinue or do not re-elect the Automatic Annual Step-Up, no Optional Step-Up will occur automatically on any subsequent Contract Anniversary unless You make a new election under the terms described above. (If You discontinue Automatic Annual Step-Ups, the optional benefit (and the optional benefit charge) will continue, and You may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Up as described above.)
We must receive your request to exercise the Optional Step-Up in writing, at your Administrative Office, or any other method acceptable to us. We must receive your request prior to the Contract Anniversary for an Optional Step-Up to occur on that Contract Anniversary.
Each Optional Step-Up:
(1)	resets the Annual Increase Amount to the Account Value on the Contract Anniversary following the receipt of an Optional Step-Up election; and
(2)	may reset the optional benefit charge to a rate that does not exceed the lower of: (a) the maximum Optional Step-Up charge (1.50%) or (b) the current rate that we would charge for the same optional benefit available for new Contract purchases at the time of the Optional Step-Up.
In the event that the charge applicable to Contract purchases at the time of the step-up is higher than your current optional benefit charge, You will be notified in writing a minimum of 30 days in advance of the applicable Contract Anniversary and be informed that You may choose to decline the Automatic Annual Step-Up. If You decline the Automatic Annual Step-Up, You must notify us in writing at your Administrative Office no less than seven calendar days prior to the applicable Contract Anniversary. Once You notify us of your decision to decline the Automatic Annual Step-Up, You will no longer be eligible for future Automatic Annual Step-Ups until You notify us in writing at your Administrative Office that You wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next Contract Anniversary after we receive your request for reinstatement.

On the date of the Optional Step-Up, the Account Value on that day will be treated as a single purchase payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the step-up. All purchase payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.
Investment Allocation Restrictions.    For a detailed description of the investment allocation restrictions for your version of the EDB, see the applicable subsection of “Your Investment Choices — Investment Allocation Restrictions For Certain Optional Benefits.”
Restrictions on Subsequent Purchase Payments.    For a detailed description of the restrictions or potential restrictions on subsequent purchase payments that may apply for your version of the EDB, see the applicable subsection of “Your Investment Choices — Investment Allocation Restrictions For Certain Optional Benefits.”
Terminating the EDB Optional Benefit.    Except as otherwise provided in the EDB optional benefit, the optional benefit will terminate upon the earliest of:
(a)	The date You make a total withdrawal of your Account Value (a pro-rata portion of the optional benefit charge will be assessed);
(b)	The date there are insufficient funds to deduct the optional benefit charge from your Account Value;
(c)	The date You elect to receive income payments under the Contract (a pro-rata portion of the optional benefit charge will be assessed);
(d)	A change of the Contract Owner or Joint Contract Owner (or Annuitant, if the Contract Owner is a non- natural person), subject to our administrative procedures (a pro rata portion of the optional benefit charge will be assessed);
(e)	The date You assign your Contract, subject to our administrative procedures (a pro rata portion of the optional benefit charge will be assessed);
(f)	The date the death benefit amount is determined (excluding the determination of the death benefit under the spousal continuation option); or
(g)	Termination of the Contract to which the optional benefit is attached.
Under our current administrative procedures, we will waive the termination of the EDB optional benefit if You assign a portion of the Contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Code to fund premiums for a long term care insurance policy or purchase payments for an annuity Contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable Withdrawal Charges.
(See Appendix D for examples of the EDB.)
Use of Automated Required Minimum Distribution Service and Systematic Withdrawal Program with the EDB
For IRAs and other Contracts subject to Section 401(a)(9) of the Code, You may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 72 (70 1⁄2 if you were 70 1⁄2 before January 1, 2020).

Used with the EDB optional benefit, our automated required minimum distribution service can help You fulfill minimum distribution requirements with respect to your Contract without reducing the Death Benefit Base on a proportionate basis. (Reducing the Death Benefit Base on a proportionate basis could have the effect of reducing or eliminating the value of the death benefit provided by the EDB optional benefit.) The automated required minimum distribution service calculates minimum distribution requirements with respect to your Contract and makes payments to You on a monthly, quarterly, semi-annual or annual basis.
Alternatively, You may choose to enroll in both the automated required minimum distribution service and the Systematic Withdrawal Program (see “Access to Your Money — Systematic Withdrawal Program”). In order to avoid taking withdrawals that could reduce the Death Benefit Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed the EDB Dollar-for-Dollar Withdrawal Rate at the beginning of the Contract Year. Any amounts above the EDB Dollar-for-Dollar Withdrawal Rate that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the automated required minimum distribution service. For example, if You elected the EDB, enroll in the Systematic Withdrawal Program, and elect to receive monthly payments equal to the EDB Dollar-for-Dollar Withdrawal Rate multiplied by the Annual Increase Amount, You should also enroll in the automated required minimum distribution service and elect to receive your automated required minimum distribution service payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.
If You enroll in either the automated required minimum distribution service or both the automated required minimum distribution service and the Systematic Withdrawal Program, You should not make additional withdrawals outside the programs. Additional withdrawals may result in the Death Benefit Base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of the death benefit provided by the EDB optional benefit.
To enroll in the automated required minimum distribution service and/or the Systematic Withdrawal Program, please contact your Administrative Office.
The EDB Optional Benefit and Annuitization.    Since the Annuity Date at the time You purchase the Contract is the later of age 90 of the Annuitant or 10 years after issue of your Contract, You must make an election if You would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state and our current established administrative procedures). If You elect to extend your Annuity Date to the latest date permitted, and that date is reached, your Contract must be annuitized (see “Pay-Out Options (or Income Options)”), or You must make a complete withdrawal of your Account Value. Generally, once your Contract is annuitized, You are ineligible to receive the death benefit selected. However, for Contracts purchased with an EDB optional benefit, if You annuitize at the latest date permitted, You must elect one of the following options:
(1)	Annuitize the Account Value under the Contract’s annuity provisions; or
(2)	Elect to receive annuity payments determined by applying the Death Benefit Base to the greater of the guaranteed income payment type rates for the Contract at the time of purchase or the current income payment type rates applicable to this class of Contract. If You die before the complete return of the Death Benefit Base, your Beneficiary will receive a lump sum equal to the death benefit determined at annuitization less income payments already paid to the Contract Owner.

If You fail to select one of the above options, we will annuitize your Contract under the Lifetime Income Annuity with a 10-Year Guarantee Period, unless the payment under option (2) above is greater, in which case we will apply option (2) to your Contract.
EDB Rate Table
Using the EDB Rate Table.    The EDB Rate Table indicates the date each version was first offered (“Date Introduced”). When a new version of the EDB is introduced it generally will replace the prior version once approved in a state. However, some states may take more time than others to approve the new version.
If You have already purchased a Contract, to determine which version of the EDB (if any) You purchased with your Contract, You should refer to the copy of the Contract You received after You purchased it. If You would like another copy of your Contract, including any applicable EDB optional benefit, please call your Administrative Office at 1-800-638-7732. If You are purchasing a Contract, to determine which version of the optional benefit is currently being offered in your state, You should ask your registered representative.
If we introduce a new version of the optional benefit, we generally will do so by updating the EDB Rate Table. Changes to the EDB Rate Table after the date of this Prospectus, reflecting a new version of the optional benefit, will be made in a supplement to the Prospectus.
The EDB Rate Table lists the following for each version of the EDB:
•	the EDB Annual Increase Rate, which is the minimum rate at which the Annual Increase Amount is increased at each Contract Anniversary (see “ Operation of the EDB — Income Base”);
•	the EDB Dollar-for-Dollar Withdrawal Rate: in each Contract Year, if You make withdrawals that do not exceed the EDB Dollar-for-Dollar Withdrawal Rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, those withdrawals will reduce the Annual Increase Amount on a dollar-for-dollar basis instead of a proportionate basis. That is, the withdrawals will reduce the Annual Increase Amount by an amount equal to the dollar amount of the withdrawals, instead of reducing the Annual Increase Amount in the same proportion that the withdrawals reduced the Account Value. (Reducing the Annual Increase Amount on a proportional basis may have a significant negative impact on the value of the benefits available under the EDB — see “Operation of the EDB — Withdrawal Adjustments.”) For IRAs and other qualified Contracts, also see “Operation of the EDB — Required Minimum Distribution Rate.”

EDB Rate Table
EDB Optional Benefit	EDB Annual Increase Rate	EDB Dollar-for-Dollar Withdrawal Rate
EDB Max V	4.0%	4.0%
EDB Max IV	5.0%	4.5% if first withdrawal prior to 5th Contract Anniversary[1] or 5.0% if first withdrawal on or after 5th Contract Anniversary[1]
EDB Max III	5.0%	5.0%
EDB Max II	5.5%	5.5%
EDB III	4.5%	4.5%
EDB II	5.0%	5.0%

(1)	For EDB Max IV only, the EDB Dollar-for-Dollar Withdrawal Rate, and therefore the Dollar-for-Dollar Withdrawal Percentage, will be higher if You wait to take your first withdrawal on or after the fifth Contract Anniversary. A higher Dollar-for-Dollar Withdrawal Percentage allows You to withdraw a larger amount each Contract Year while receiving dollar-for-dollar treatment of the withdrawals, which is generally more favorable than a proportional adjustment. Under certain circumstances a proportional adjustment could have the effect of reducing or eliminating the value of income payments under the EDB Max IV (see “Operation of the EDB — Withdrawal Adjustments”).
EDB Version Availability By State
Optional Benefit Version	All States except FL, NV and NJ1	Florida	Nevada	New Jersey
EDB Max V	02/04/13 - 02/19/16	02/25/13 - 02/19/16	02/25/13 - 02/19/16	02/25/13 - 02/19/16
EDB Max IV	08/20/12 - 02/03/13	08/20/12 - 02/24/13	11/12/12 - 02/24/13	11/19/12 - 02/24/13
EDB Max III	01/03/12 - 08/17/12	01/03/12 - 08/17/12	02/27/12 - 11/09/12	01/03/12 - 11/16/12
EDB Max II	10/10/11 - 12/30/11	10/10/11 - 12/30/11	N/A	10/10/11 - 12/30/11
EDB III	10/10/11 - 02/24/12	10/10/11 - 02/24/12	N/A	10/10/11 - 02/24/12
EDB II	N/A	N/A	10/10/11 - 02/24/12	N/A

(1)	All versions of the EDB are not available with a B Plus Class or C Class Contract in Washington State or New York State.
Guaranteed Lifetime Withdrawal Benefit — Death Benefit (the “GLWB Death Benefit”)
The GLWB Death Benefit is not available for purchase. In states where approved, You could elect the GLWB Death Benefit when You elected the GLWB optional benefit if You were at least age 50 and not older than age 65 at the effective date of your Contract. The GLWB Death Benefit was not available for purchase in New York and Washington. The GLWB Death Benefit was available for purchase in Minnesota and Pennsylvania starting on May 4, 2015. The GLWB Death Benefit was available for purchase in all other states starting on February 14, 2015.
Under the GLWB Death Benefit, we calculate a “GLWB Death Benefit Base”, as defined later in this Prospectus that, if greater than the Standard Death Benefit, at the time the death benefit is calculated determines the death benefit amount.
For a more detailed explanation of the operation of the GLWB Death Benefit see “Living Benefits — Guaranteed Lifetime Withdrawal Benefit — Death Benefit.”

(See Appendix H for examples of the GLWB Death Benefit.)
Earnings Preservation Benefit
You could have purchased this benefit at application. The Earnings Preservation Benefit is intended to provide additional amounts at death to pay expenses that may be due upon your death. We do not guarantee that the amounts provided by the Earnings Preservation Benefit will be sufficient to cover any such expenses that your heirs may have to pay. If You selected the Earnings Preservation Benefit, You could not have selected an EDB.
This benefit provides that an additional death benefit is payable equal to:
The difference between
1.	Your death benefit (either the standard death benefit or an optional death benefit for which You pay an additional charge); and
2.	Total purchase payments not withdrawn. In this case, partial withdrawals are first applied against earnings and then purchase payments, or
On or after the Contract Anniversary immediately preceding your 81st birthday, the additional death benefit that is payable is equal to:
1.	The difference between
a.	Your death benefit amount on the Contract Anniversary immediately preceding your 81st birthday, plus subsequent purchase payments made after each Contract Anniversary, reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable Withdrawal Charge); and
b.	Total purchase payments not withdrawn. In this case, partial withdrawals are first applied against earnings and then purchase payments.
2.	In each case, multiplied by the following percentage, depending upon your age when You purchased the Contract:

Purchase Age	Percentage
Ages 69 or younger	40%
Ages 70-77	25%
Ages 78 and above	0%

You could not have purchased this benefit if You were 78 years of age or older.
If the spouse continues the Contract, the spouse can choose one of the following two options:
•	Continue the Earnings Preservation Benefit. Then the additional death benefit is calculated in the same manner as above except the calculation takes into account the surviving spouse’s age for purposes of determining what is the Contract Anniversary prior to the 81st birthday. In this case, the benefit is paid as of the death of the surviving spouse, rather than the first spouse.
•	Stop the Earnings Preservation Benefit. Then, the Account Value is reset to equal the death benefit plus the additional death benefit on the date the spouse continues the Contract. The Earnings Preservation Benefit will cease and the Separate Account charge will be reduced by 0.25%.

If we do not receive notification from the surviving spouse either to elect to continue or to discontinue the Earnings Preservation Benefit within 90 days of notice to us of the death of a spouse, we will treat the absence of a notification as if the Earnings Preservation Benefit had been discontinued and the amount of the benefits will be added to the Account Value.
If You are a natural person and You change ownership of the Contract to someone other than your spouse, this benefit is calculated in the same manner except (1) purchase payments (for the purpose of calculating the Earnings Preservation Benefit) are set equal to the Account Value on the date of the change in Contract Owners (gain is effectively reset to zero) and (2) the percentage from the table above is based on the age of the new Contract Owner as of the date of the change in Contract Owner.
If You are a non-natural person, the life of the Annuitant is the basis for determining the additional death benefit. If there are Joint Contract Owners, the oldest of the two will be used as a basis for determining the additional death benefit.
The Earnings Preservation Benefit was available for an additional charge of 0.25% annually of the average daily value of the amount You have in the Separate Account.
Example:
		Date	Amount
A	Purchase Payments Not Withdrawn	10/1/2018	$100,000
B	Death Benefit	10/1/2019	$105,000
C	Additional Death Benefit	10/1/2019	$2,000 (= 40% × (B – A))
D	Account Value	10/1/2020	$90,000
E	Withdrawal	10/2/2020	$9,000
F	Account Value after Withdrawal	10/2/2020	$81,000 (= D – E)
G	Purchase Payments Not Withdrawn	10/2/2020	$91,000
			(= A – E, because there is no gain at time of withdrawal)
H	Death Benefit	10/2/2020	$99,238
I	Additional Death Benefit		$3,295 (= 40% × (H – G))

Notes to Example:
Purchaser is age 60 at issue.
Any Withdrawal Charge from the Account Value is included when determining the percentage of Account Value withdrawn.
The Account Values on 10/1/2020 and 10/2/2020 are assumed to be equal prior to the withdrawal.

All amounts are rounded to the nearest dollar.
Living Benefits
Overview of Living Benefit Optional Benefits
We offered optional living benefits that, for certain additional charges, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). Only one of these optional benefits could be elected, and the optional benefits must have been elected at Contract issue. These optional benefits are described briefly below. There may be versions of each optional living benefit that vary by issue date and state availability. In addition, a version of an optional living benefit may have become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) were available in your state. Please check your Contract and optional living benefits for the specific provisions applicable to You, and see the more detailed description that follows for important information on the costs, restrictions and availability of each optional benefit. We offered three types of living benefits — a guaranteed withdrawal benefit, a guaranteed lifetime withdrawal benefit, and guaranteed income benefits.
Guaranteed Income Benefits
•	GMIB Max (GMIB Max V, GMIB Max IV, GMIB Max III and GMIB Max II)
•	Guaranteed Minimum Income Benefit Plus (GMIB Plus IV and GMIB Plus III)
Our guaranteed income benefit optional benefits are designed to allow You to invest your Account Value in the market while at the same time assuring a specified guaranteed level of minimum fixed income payments if You elect the pay-out phase. The fixed income payment amount is guaranteed regardless of investment performance or the actual Account Value at the time You annuitize. Prior to exercising the optional benefit and annuitizing your Contract, You may make withdrawals up to a maximum level specified in the optional benefit and still maintain the benefit amount.
Guaranteed Withdrawal Benefit (“GWB v1”)
The Guaranteed Withdrawal Benefit is designed to allow You to invest your Account Value in the investment portfolios, while guaranteeing that at least the entire amount of purchase payments You make will be returned to You through a series of withdrawals, provided withdrawals in any Contract Year do not exceed the maximum amount allowed under the optional benefit.
Guaranteed Lifetime Withdrawal Benefit (“GLWB”)
The GLWB rider is designed to allow You to invest your Account Value in the investment portfolios, while guaranteeing that You will receive lifetime income regardless of investment performance. The guarantee is subject to the conditions described in “Guaranteed Lifetime Withdrawal Benefit — Operation of the GLWB,” including the condition that withdrawals before a defined age or withdrawals that exceed the maximum amount allowed under the rider in a Contract Year will reduce or eliminate the guarantee. In states where approved, You could also elect the GLWB Death Benefit for an additional charge if You elected the GLWB rider.

Guaranteed Minimum Income Benefit (“GMIB”)
If You wanted to invest your Account Value in the investment portfolio(s) during the pay-in phase, but You also wanted to assure a specified guaranteed level of minimum fixed income payments during the pay-out phase, we offered an optional benefit for an additional charge, called the Guaranteed Minimum Income Benefit (“GMIB”). The purpose of the GMIB is to provide protection against market risk (the risk that the Account Value allocated to the investment portfolio(s) may decline in value or underperform your expectations).
As described in more detail in “Pay-Out Options (or Income Options),” You can choose to apply your Account Value to fixed income payments, variable income payment types, or a combination of both. The dollar amount of your income payments will vary to a significant degree based on the market performance of the investment portfolio(s) to which You had allocated Account Value during the pay-in phase (and based on market performance during the pay-out phase, in the case of variable income payments).
With the GMIB, the minimum amount of each fixed income payment You receive during the pay-out phase is guaranteed regardless of the investment performance of the investment portfolios during the pay-in phase or your actual Account Value at the time You elect the pay-out phase. Prior to exercising the optional benefit, You may make specified withdrawals that reduce your Income Base (as explained below) during the pay-in phase and still leave the optional benefit guarantees intact, provided the conditions of the optional benefit are met. Your registered representative can provide You an illustration of the amounts You would receive, with or without withdrawals, if You exercise the optional benefit.
In states where approved, You could have purchased the GMIB if You were age 78 or younger on the effective date of your Contract. You could not have this benefit and another living benefit (Guaranteed Withdrawal Benefit or Guaranteed Lifetime Withdrawal Benefit) in effect at the same time. Once elected, the GMIB may not be terminated except as stated below. Please see “GMIB Version Availability By State” below for information about the availability of a GMIB optional benefit.
Summary of the GMIB
The following section provides a summary of how the GMIB works. A more detailed explanation of the operation of the GMIB is provided in the section below called “Operation of the GMIB.”
Under the GMIB, we calculate an “Income Base” that determines, in part, the minimum amount You receive as fixed income payments under the GMIB if You elect the pay-out phase. The Income Base is the greater of two calculated values, the Annual Increase Amount or the Highest Anniversary Value (see “Operation of the GMIB — Income Base”). We then will apply the Income Base calculated at the time the GMIB optional benefit is exercised to the conservative GMIB Annuity Table specified in your GMIB optional benefit in order to determine your minimum guaranteed lifetime fixed monthly income payments. (However, your actual payment may be higher than this minimum if, as discussed below, income payments during the pay-out phase of the Contract based on the Account Value would produce a higher payment.)
It is important to recognize that this Income Base is not available for cash withdrawals and does not establish or guarantee your Account Value or a minimum return for any investment portfolio. The GMIB may be exercised after a 10-year waiting period and then only within 30 days following a Contract Anniversary, provided that the exercise must occur not later than the 30-day period following the Contract Anniversary prior to the Contract Owner’s 91st birthday. If at the time You elect the pay-out phase, applying your actual Account Value to then current annuity purchase rates (independent of the GMIB optional benefit) produces higher income payments, You will receive the higher income payments, and thus You will have paid for the optional benefit even though it was not used.

Different Versions of the GMIB. From time to time, we introduce new versions of the GMIB. Each version of the GMIB we have offered with the Contract, and the versions we may currently be offering (if any), are listed in the “GMIB Rate Table” immediately following the “Operation of the GMIB” section below. The principal differences between the different versions of the GMIB described in this Prospectus are the items listed in the GMIB Rate Table and the investment portfolios to which You are permitted to allocate Account Value while the GMIB optional benefit is in effect (see “Operation of the GMIB — Investment Allocation Restrictions”).
Operation of the GMIB
The following section describes how the GMIB operates. When reading the following descriptions of the operation of the GMIB (for example, the “Annual Increase Rate,” “Dollar-for-Dollar Withdrawal Percentage,” and “Enhanced Payout Rate” sections), refer to the GMIB Rate Table below for the specific rates and other terms applicable to your version of the GMIB.
Income Base.    The Income Base is the greater of (a) or (b) below.
(a)	Highest Anniversary Value: On the issue date, the “Highest Anniversary Value” is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable Withdrawal Charge). On each Contract Anniversary prior to the Contract Owner’s 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.
The Highest Anniversary Value does not change after the Contract Anniversary immediately preceding the Contract Owner’s 81st birthday, except that it is increased for each subsequent purchase payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable Withdrawal Charge).
(b)	Annual Increase Amount: On the date we issue your Contract, the “Annual Increase Amount” is equal to your initial purchase payment. All purchase payments received within 120 days of the date we issue your Contract will be treated as part of the initial purchase payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:
(i)	is purchase payments accumulated at the Annual Increase Rate (as defined below) from the date the purchase payment is made; and
(ii)	is withdrawal adjustments (as defined below) accumulated at the Annual Increase Rate.
The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See “Optional Step-Up” below for a feature that can be used to reset the Annual Increase Amount to the Account Value.
For Contracts issued in New York State only.    Annual Increase Amount Limit.    The Annual Increase Amount is limited to the Annual Increase Amount Limit (see “GMIB Rate Table” below) multiplied by the greater of: (a) your purchase payments or (b) the Annual Increase Amount as increased by the most recent Optional Step-Up (see “Optional Step-Up” below). Each time the Annual Increase Amount is increased by an Optional Step-Up, the limit on the Annual Increase Amount is raised to the Annual Increase Amount Limit multiplied by the new, higher Annual Increase Amount, if it is greater than the Annual Increase Amount Limit multiplied by total purchase payments.

Annual Increase Rate.    As noted above, we calculate an Income Base under the GMIB optional benefit that helps determine the minimum amount You receive as an income payment upon exercising the optional benefit. One of the factors used in calculating the Income Base is called the “annual increase rate.”
Through the Contract Anniversary immediately prior to the Contract Owner’s 91st birthday, the Annual Increase Rate is the greater of:
(a)	the GMIB Annual Increase Rate; or
(b)	the Required Minimum Distribution Rate (as defined below).
Item (b) only applies to IRAs and other Contracts subject to Section 401(a)(9) of the Code.
Required Minimum Distribution Rate.    The Required Minimum Distribution Rate equals the greater of:
(1)	the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent purchase payments received during the Contract Year before the end of the calendar year;
(2a)	if You enroll only in the automated required minimum distribution service, the total withdrawals during the Contract Year under the automated required minimum distribution service, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent purchase payments received during the Contract Year before the end of the calendar year; or
(2b) if You enroll in both the Systematic Withdrawal Program and the automated required minimum distribution service, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of the GMIB Annual Increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year) and (II) the automated required minimum distribution service (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent purchase payments received during the Contract Year before the end of the calendar year.
On the first Contract Anniversary, “at the beginning of the Contract Year” means on the issue date; on a later Contract Anniversary, “at the beginning of the Contract Year” means on the prior Contract Anniversary. All purchase payments received within 120 days of the issue date are treated as part of the initial purchase payment for this purpose, and therefore are included in the Annual Increase Amount on the issue date, instead of being treated as subsequent purchase payments. (See description of Operation of GMIB Income Base.)
See “Use of Automated Required Minimum Distribution Service and Systematic Withdrawal Program With GMIB” below for more information on the automated required minimum distribution service and the Systematic Withdrawal Program.
If item (b) above (the Required Minimum Distribution Rate) is greater than item (a) above (the GMIB Annual Increase Rate), and your total withdrawals during a Contract Year, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent purchase payments received during the Contract Year before the end of the calendar year, exceed the Required Minimum Distribution Rate, the Required Minimum Distribution Rate is not used to calculate the Annual Increase Rate, and the Annual Increase Rate will be reduced to the GMIB Annual Increase Rate (item (a) above). Therefore, the Annual Increase Rate for that Contract Year will be lower than the Required Minimum Distribution Rate, which could have the effect of reducing the value of income payments under the GMIB.

During the 30-day period following the Contract Anniversary immediately prior to the Contract Owner’s 91st birthday, the Annual Increase Rate is 0%.
Dollar-for-Dollar Withdrawal Percentage.    One of the factors used in calculating withdrawal adjustments is called the “Dollar-for-Dollar Withdrawal Percentage.” The Dollar-for-Dollar Withdrawal Percentage is the greater of:
(a)	the GMIB Dollar-for-Dollar Withdrawal Rate; or
(b)	the Required Minimum Distribution Rate (as defined above under “Annual Increase Rate”).
Item (b) only applies to IRAs and other Contracts subject to Section 401(a)(9) of the Code.
During the 30-day period following the Contract Anniversary immediately prior to the Contract Owner’s 91st birthday, the Dollar-for-Dollar Withdrawal Percentage is 0%.
For GMIB Max IV only, the GMIB Dollar-for-Dollar Withdrawal Rate, and therefore the Dollar-for-Dollar Withdrawal Percentage, will be higher if You wait to take your first withdrawal after a certain number of Contract Years. Once it is determined by the timing of the first withdrawal, the GMIB Dollar-for-Dollar Withdrawal Rate will never increase or decrease. A higher Dollar-for-Dollar Withdrawal Percentage allows You to withdraw a larger amount each Contract Year while receiving dollar-for-dollar treatment of the withdrawals rather than a proportional adjustment. As discussed below, depending on the relative amounts of the Annual Increase Amount and the Account Value, a “dollar-for-dollar treatment” withdrawal adjustment may be more favorable than a “proportional reduction” withdrawal adjustment.
Withdrawal Adjustments.    Withdrawal adjustments in a Contract Year are determined according to (a) or (b):
(a)	proportional reduction: if total withdrawals in a Contract Year are greater than the Annual Increase Amount at the beginning of the Contract Year multiplied by the Dollar-for-Dollar Withdrawal Percentage (as defined above), or if the withdrawals are not paid to You (or to the Annuitant, if the Contract is owned by a non-natural person) or to another payee we agree to, the withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributed to that withdrawal (including any applicable Withdrawal Charge); or
(b)	dollar-for-dollar treatment: if total withdrawals in a Contract Year are not greater than the Annual Increase Amount at the beginning of the Contract Year multiplied by the Dollar-for-Dollar Withdrawal Percentage, and if these withdrawals are paid to You (or to the Annuitant, if the Contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable Withdrawal Charge) in that Contract Year.
These withdrawal adjustments will be treated as though the corresponding withdrawals occurred at the end of that Contract Year.
As described in (a) immediately above, if in any Contract Year You take cumulative withdrawals that exceed the Annual Increase Amount at the beginning of the Contract Year multiplied by the Dollar-for-Dollar Withdrawal Percentage, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal (including any applicable Withdrawal Charge) reduced the Account Value. Depending on the relative amounts of the Annual Increase Amount and the Account Value, such a proportional reduction may result in a significant reduction in the Annual Increase Amount (particularly when the Account Value is lower than the Annual Increase Amount), and could have the effect of reducing or eliminating the value of income payments under the GMIB rider.

Complying with the two conditions described in (b) immediately above (including limiting your cumulative withdrawals during a Contract Year to not more than the Annual Increase Amount at the beginning of the Contract Year multiplied by the Dollar-for-Dollar Withdrawal Percentage) will result in dollar-for-dollar treatment of the withdrawals.
Example:
•	Dollar-for-Dollar withdrawals reduce the Annual Increase Amount by the same dollar amount as the withdrawal amount. For example, if You owned a GMIB optional benefit with a 4.5% GMIB Dollar-for-Dollar Withdrawal Rate and took a $4,500 withdrawal in the first Contract Year, the withdrawal will reduce both the Account Value and Annual Increase Amount by $4,500.
•	Proportionate withdrawals reduce the Annual Increase Amount by the same proportion that the withdrawal reduced the Account Value. For example, if You took a withdrawal during the first Contract Year equal to 10% of the Account Value, that withdrawal will reduce both the Account Value and the Annual Increase Amount by 10% in that year.
In determining the GMIB income payments, an amount equal to the Withdrawal Charge that would be assessed upon a complete withdrawal and the amount of any premium taxes and other taxes that may apply will be deducted from the Income Base.
Optional Step-Up.    On each Contract Anniversary as permitted, You may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the GMIB Annual Increase Rate. As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the Annual Increase Rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. However, if You elect to reset the Annual Increase Amount, we will also restart the 10-year waiting period. In addition, we may reset the optional benefit charge to a rate that does not exceed the lower of: (a) the maximum Optional Step-Up charge or (b) the current rate that we would charge for the same optional benefit available for new Contract purchases at the time of the Optional Step-Up.
An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or oldest Joint Owner or Annuitant if the Contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.
You may elect either: (1) a one-time Optional Step-Up at any Contract Anniversary provided the above requirements are met, or (2) Optional Step-Up to occur under the Automatic Annual Step-Up. If You elect Automatic Annual Step-Up, on any Contract Anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at your Administrative Office (or by any other method acceptable to us), at least 30 days prior to the Contract Anniversary on which a step-up may otherwise occur. Otherwise, it will remain in effect through the seventh Contract Anniversary following the date You make this election, at which point You must make a new election if You want Automatic Annual Step-Up to continue. If You discontinue or do not re-elect the Automatic Annual Step-Up, no Optional Step-Up will occur automatically on any subsequent Contract Anniversary unless You make a new election under the terms described above. (If You discontinue Automatic Annual Step-Up, the optional benefit (and the optional benefit charge) will continue, and You may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Up as described above.)

We must receive your request to exercise the Optional Step-Up in writing, at your Administrative Office, or by any other method acceptable to us. We must receive your request prior to the Contract Anniversary for an Optional Step-Up to occur on that Contract Anniversary.
Each Optional Step-Up:
(1)	resets the Annual Increase Amount to the Account Value on the Contract Anniversary following the receipt of an Optional Step-Up election;
(2)	resets the waiting period to exercise the optional benefit to the 10th Contract Anniversary following the date the Optional Step-Up took effect;
(3)	For Contracts issued in New York State only, resets the maximum Annual Increase Amount to an Annual Increase Amount Limit multiplied by the Annual Increase Amount calculated in (1) above, if greater than the maximum Annual Increase Amount immediately before the Optional Step-Up; and
(4)	may reset the optional benefit charge to a rate that does not exceed the lower of: (a) the maximum Optional Step-Up charge or (b) the current rate that we would charge for the same optional benefit available for new Contract purchases at the time of the Optional Step-Up.
In the event that the charge applicable to Contract purchases at the time of the step-up is higher than your current optional benefit charge, You will be notified in writing a minimum of 30 days in advance of the applicable Contract Anniversary and be informed that You may choose to decline the Automatic Annual Step-Up. If You decline the Automatic Annual Step-Up, You must notify us in accordance with your administrative procedures (currently we require You to submit your request in writing to your Administrative Office no less than seven calendar days prior to the applicable Contract Anniversary). Once You notify us of your decision to decline the Automatic Annual Step-Up, You will no longer be eligible for future Automatic Annual Step-Up until You notify us in writing at your Administrative Office that You wish to reinstate the Automatic Annual Step-Up. This reinstatement will take effect at the next Contract Anniversary after we receive your request for reinstatement.
On the date of the Optional Step-Up, the Account Value on that day will be treated as a single purchase payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the step-up. All purchase payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.
Guaranteed Principal Option.    On each Contract Anniversary, starting with the tenth Contract Anniversary and through the Contract Anniversary prior to the Contract Owner’s 91st birthday, You may exercise the Guaranteed Principal Option. If the Contract Owner is a non-natural person, the Annuitant’s age is the basis for determining the birthday. If there are Joint Contract Owners, the age of the oldest Contract Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the eligible Contract Anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that Contract Anniversary.
By exercising the Guaranteed Principal Option, You elect to receive an additional amount to be added to your Account Value intended to restore your initial investment in the Contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to (a) minus (b) where:
(a)	is purchase payments credited within 120 days of the date we issued the Contract (reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including applicable Withdrawal Charges) prior to the exercise of the Guaranteed Principal Option); and
(b)	the Account Value on the Contract Anniversary immediately preceding exercise of the Guaranteed Principal Option.

The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable Division in the ratio the portion of the Account Value in such Division bears to the total Account Value in all Divisions. It is important to note that only purchase payments made during the first 120 days that You hold the Contract are taken into consideration in determining the Guaranteed Principal Adjustment. If You anticipate making purchase payments after 120 days, You should understand that such payments will not increase the Guaranteed Principal Adjustment. However, because purchase payments made after 120 days will increase your Account Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, the GMIB optional benefit may not be appropriate for You if You intend to make additional purchase payments after the 120-day period and are purchasing the optional benefit for this feature.
The Guaranteed Principal Adjustment will never be less than zero. If the Guaranteed Principal Option is exercised, the GMIB optional benefit will terminate as of the date the option takes effect and no additional GMIB optional benefit charges will apply thereafter. The Contract, however, will continue. If You only elected a GMIB optional benefit, the investment allocation restrictions and any subsequent purchase payment restrictions described in “Your Investment Choices — Investment Allocation Restrictions For Certain Optional Benefits” will no longer apply, and You will be permitted to allocate subsequent purchase payments or transfer Account Value to any of the available Divisions. (However, if You elected a GMIB Max optional benefit, You will not by permitted to allocate subsequent purchase payments or transfer Account Value to the Fixed Account.) If You elected both a GMIB optional benefit and an EDB optional benefit, the investment allocation restrictions and any subsequent purchase payment restrictions applicable to the EDB optional benefit will continue to apply.
Exercising the GMIB .    If You exercise the GMIB optional benefit, You must select to receive income payments under one of the following income types:
(1)	Lifetime Income Annuity with a 5-Year Guarantee Period.
(2)	Lifetime Income Annuity for Two with a 5-Year Guarantee Period. Based on Federal tax rules, this option is not available for qualified Contracts where the difference in ages of the Joint Annuitants, who are non-spouses, is greater than 10 years. (See “Pay-Out Options (or Income Options).”) For Contracts issued in New York State only, this income payment type is only available if the youngest Annuitant’s attained age is 35 or older.
These options are described in the Contract and the GMIB optional benefit.
The GMIB Annuity Table.    When the Contract is annuitized, income payments under the GMIB optional benefit will be determined by applying the income base to the rates in the GMIB Annuity Table. The GMIB Annuity Table Basis is specified in the optional benefit and the GMIB Rate Table.
As with other payout types, the amount You receive as an income payment also depends on the income payment type You select, your age and your sex. The annuity rates in the GMIB Annuity Table are conservative and a Withdrawal Charge may be applicable, so the amount of guaranteed minimum lifetime income that the GMIB produces may be less than the amount of income payments that would be provided by applying your Account Value on your annuity date to the then-current annuity purchase rates.
If You exercise the GMIB optional benefit, your income payments will be the greater of:
•	the income payment determined by applying the amount of the income base to the GMIB Annuity Table, or
•	the income payment determined for the same income payment type in accordance with the base Contract. (See “Pay-Out Options (or Income Options).”)

If You choose not to receive income payments as guaranteed under the GMIB, You may elect any of the income payment types available under the Contract.
If the amount of the guaranteed minimum lifetime income that the GMIB produces is less than the amount of income payments that would be provided by applying Account Value on the Annuity Date to the then current annuity purchase rates, then You would have paid for a benefit You did not use.
If You take a full withdrawal of your Account Value, your Contract is terminated by us due to its small Account Value and inactivity (see “When We Can Cancel Your Contract”), or your Contract lapses and there remains any income base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the income base after any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.
Enhanced Payout Rates.    The GMIB payout rates are enhanced under the following circumstances.
If You selected the GMIB and if:
•	For Contracts issued in New York State only, your Contract was issued on or after the Minimum Enhanced Payout Issue Age;
•	You take no withdrawals prior to the Minimum Enhanced Payout Withdrawal Age;
•	your Account Value is fully withdrawn or decreases to zero at or after You reach the Minimum Enhanced Payout Withdrawal Age and there is an income base remaining; and
•	the income type You select is the Lifetime Income Annuity with a 5-Year Guarantee Period;
then the annual income payments under the GMIB will equal or exceed the applicable Enhanced Payout Rate multiplied by the income base (calculated on the date the payments are determined).
If a Contract Owner dies and the Contract Owner’s spouse (age 89 or younger) is the Beneficiary of the Contract, the spouse may elect to continue the Contract and the GMIB optional benefit. If the spouse elects to continue the Contract and the Contract Owner had begun to take withdrawals prior to his or her death, and the Contract Owner was older than the spouse, the spouse’s eligibility for the Enhanced Payout Rates described above is based on the Contract Owner’s age when the withdrawals began. For example, if a Contract Owner had begun to take withdrawals at the applicable Minimum Enhanced Payout Withdrawal Age and subsequently died, if that Contract Owner’s spouse continued the Contract and the GMIB optional benefit, the spouse would be eligible for the Enhanced Payout Rate as described above, even if the spouse were younger than the Minimum Enhanced Payout Withdrawal Age at the time the Contract was continued. If the spouse elects to continue the Contract and the Contract Owner had not taken any withdrawals prior to his or her death, the spouse’s eligibility for the Enhanced Payout Rates is based on the spouse’s age when the spouse begins to take withdrawals.
Investment Allocation Restrictions.    For a detailed description of the GMIB investment allocation restrictions, see the applicable subsection of “Your Investment Choices — Investment Allocation Restrictions For Certain Optional Benefits.”
Restrictions on Subsequent Purchase Payments.    For a detailed description of the restrictions or potential restrictions on subsequent purchase payments that may apply for your version of the GMIB, see the applicable subsection of “Your Investment Choices — Investment Allocation Restrictions For Certain Optional Benefits.”
Taxes.   Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1⁄2, a 10% Federal income tax penalty may apply.

Ownership.     If You, the Owner, are a natural person, You must also be the Annuitant. If a non-natural person owns the Contract, then the Annuitant will be considered the Contract Owner in determining the income base and GMIB Annuity Payments. If Joint Contract Owners are named, the age of the older Joint Contract Owner will be used to determine the Income Base and GMIB Annuity Payments. For the purposes of the Guaranteed Minimum Income Benefit section of the Prospectus, “You” always means the Contract Owner, older Joint Contract Owner or the Annuitant, if the Contract Owner is a non-natural person.
GMIB and Decedent Contracts.    If You purchased this Contract with a nontaxable transfer of the death benefit proceeds of any annuity Contract or IRA (or any other tax-qualified arrangement) of which You were the Beneficiary and You are “stretching” the distributions under the Internal Revenue Service required distribution rules, You could not have purchased a GMIB optional benefit.
Terminating the GMIB Optional Benefit.    Except as otherwise provided in the GMIB optional benefit, the optional benefit will terminate upon the earliest of:
(a) The 30th day following the Contract Anniversary prior to your 91st birthday;
(b) The date You make a complete withdrawal of your Account Value (if there is an income base remaining You will receive payments based on the remaining income base) (a pro rata portion of the optional benefit charge will be assessed);
(c) The date You elect to receive income payments under the Contract and You do not elect to receive payments under the GMIB (a pro rata portion of the optional benefit charge will be assessed);
(d) Death of the Contract Owner or Joint Contract Owner (unless the spouse (age 89 or younger) is the Beneficiary and elects to continue the Contract), or death of the Annuitant if a non-natural person owns the Contract;
(e) A change for any reason of the Contract Owner or Joint Contract Owner (or the Annuitant, if a non-natural person owns the Contract), subject to our administrative procedures (a pro rata portion of the optional benefit charge will be assessed);
(f) The effective date of the Guaranteed Principal Option; or
(g) The date You assign your Contract, subject to our administrative procedures (a pro rata portion of the optional benefit charge will be assessed). (Does not apply to Contracts issued in New York State with the GMIB Max V or GMIB Max IV.)
If a Contract Owner or Joint Contract Owner dies and:
•	the spouse elects to continue the Contract and the GMIB optional benefit under termination provision (d) above; and
•	before the 10-year waiting period to exercise the GMIB optional benefit has elapsed, the GMIB optional benefit will terminate under termination provision (a) above (because it is the 30th day following the Contract Anniversary prior to the spouse’s 91st birthday);
we will permit the spouse to exercise the GMIB optional benefit within the 30 days following the Contract Anniversary prior to his or her 91st birthday, even though the 10-year waiting period has not elapsed.

Under our current administrative procedures, we will waive the termination of the GMIB optional benefit if You assign a portion of the Contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Code to fund premiums for a long term care insurance policy or purchase payments for an annuity Contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable Withdrawal Charges.
When the GMIB optional benefit terminates, the corresponding GMIB optional benefit charge terminates and the GMIB investment restrictions allocation and any subsequent purchase payment restrictions will no longer apply (except for the restrictions applicable to the GMIB Max optional benefits described under “Your Investment Choices — Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max, the EDB Max and the GWB v1 — Restrictions on Investment Allocations after the Optional Benefit Terminates”). However, if you elected both a GMIB optional benefit and the corresponding EDB optional benefit, and only the GMIB optional benefit has terminated, the investment allocation restrictions and any subsequent purchase payment restrictions applicable to the EDB optional benefit will continue to apply.
(See Appendix E for examples of the GMIB.)
Use of Automated Required Minimum Distribution Service and Systematic Withdrawal Program With GMIB
For IRAs and other Contracts subject to Section 401(a)(9) of the Code, You may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 72 (70 1⁄2 if you were 70 1⁄2 before January 1, 2020).
Used with the GMIB optional benefit, our automated required minimum distribution service can help You fulfill minimum distribution requirements with respect to your Contract without reducing the income base on a proportionate basis. (Reducing the income base on a proportionate basis could have the effect of reducing or eliminating the value of income payments under the GMIB optional benefit.) The automated required minimum distribution service calculates minimum distribution requirements with respect to your Contract and makes payments to You on a monthly, quarterly, semi-annual or annual basis.
Alternatively, You may choose to enroll in both the automated required minimum distribution service and the Systematic Withdrawal Program (see “Access to Your Money — Systematic Withdrawal Program”). In order to avoid taking withdrawals that could reduce the income base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed the GMIB Dollar-for-Dollar Withdrawal Rate at the beginning of the Contract Year. Any amounts above the GMIB Dollar-for-Dollar Withdrawal Rate that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the automated required minimum distribution service. For example, if You elected the GMIB, enroll in the Systematic Withdrawal Program, and elect to receive monthly payments equal to the GMIB Dollar-for-Dollar Withdrawal Rate multiplied by the Annual Increase Amount, You should also enroll in the automated required minimum distribution service and elect to receive your automated required minimum distribution service payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.
If You enroll in either the automated required minimum distribution service or both the automated required minimum distribution service and the Systematic Withdrawal Program, You should not make additional withdrawals outside the programs. Additional withdrawals may result in the income base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of income payments under the GMIB optional benefit.

To enroll in the automated required minimum distribution service and/or the Systematic Withdrawal Program, please contact your Administrative Office.
GMIB Rate Table
Using the GMIB Rate Table.    The GMIB Rate Table indicates the date each version was first offered (“Date Introduced”). When a new version of the GMIB is introduced, it generally will replace the prior version once approved in a state. However, some states may take more time than others to approve the new version.
If You have already purchased a Contract, to determine which version of the GMIB (if any) You purchased with your Contract, You should refer to the copy of the Contract You received after You purchased it. If You would like another copy of your Contract, including any applicable GMIB optional benefit please call your Administrative Office at 1-800-638-7732. If You are purchasing a Contract to determine which version of the optional benefit is currently being offered in your state, You should ask your registered representative.
If we introduce a new version of the optional benefit we generally will do so by updating the GMIB Rate Table. Changes to the GMIB Rate Table after the date of this Prospectus reflecting a new version of the optional benefit will be made in a supplement to the Prospectus.
The GMIB Rate Table lists the following for each version of the GMIB:
•	the GMIB Annual Increase Rate, which is the minimum rate at which the Annual Increase Amount is increased at each Contract Anniversary (see “Operation of the GMIB — Income Base”);
•	the GMIB Dollar-for-Dollar Withdrawal Rate: in each Contract Year, if You make withdrawals that do not exceed the GMIB Dollar-for-Dollar Withdrawal Rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, those withdrawals will reduce the Annual Increase Amount on a dollar-for-dollar basis instead of a proportionate basis. That is, the withdrawals will reduce the Annual Increase Amount by an amount equal to the dollar amount of the withdrawals, instead of reducing the Annual Increase Amount in the same proportion that the withdrawals reduced the Account Value. (Reducing the Annual Increase Amount on a proportional basis may have a significant negative impact on the value of the benefits available under the GMIB — see “Operation of the GMIB — Withdrawal Adjustments.”) For IRAs and other qualified Contracts, also see “Operation of the GMIB — Required Minimum Distribution Rate.”;
•	For Contracts issued in New York State only, the Annual Increase Amount Limit — the Annual Increase Amount (see “Annual Increase Amount” above for a definition) is limited to the Annual Increase Amount Limit multiplied by the greater of: (a) your purchase payments or (b) the Annual Increase Amount as increased by the most recent Optional Step-Up (see “Operation of the GMIB — Optional Step-Up”);
•	the Enhanced Payout Rates, which may be available upon exercise of the GMIB, for Contracts issued in New York State only, depending on your age at the time your Contract was issued (the “Minimum Enhanced Payout Issue Age”) and your age at the time You took your first withdrawal (the “Minimum Enhanced Payout Withdrawal Age”) (see “Operation of the GMIB — Enhanced Payout Rates”); and
•	the GMIB Annuity Table Basis is specified in your optional benefit and is used to determine the amount of GMIB income payments depending on your age, your sex, and the income type You select. Please note the annuity rates in the GMIB Annuity Table are conservative and a Withdrawal Charge may be applicable, so that amount of guaranteed minimum lifetime income that the GMIB produces may be less than the amount of income payments that would be provided by applying your Account Value on your annuity date to the then-current annuity purchase rates.

For Contracts issued in all states other than New York State.
GMIB RATE TABLE
GMIB Optional Benefit	GMIB Annual Increase Rate	GMIB Dollar-for- Dollar Withdrawal Rate	Enhanced Payout Rates		GMIB Annuity Table Basis
			Minimum Enhanced Payout Withdrawal Age	Enhanced Payout Rate
GMIB Max V	4.0%	4.0%	60	4.0%	Annuity 2000 Mortality Table, 10 years of mortality improvement based on projection Scale AA, 10-year age set back with interest of 0.5% per annum
GMIB Max IV	5.0%	4.5% if first withdrawal prior to 5th Contract Anniversary[1] or 5.0% if first withdrawal on or after 5th Contract Anniversary[1]	62	4.5%	Annuity 2000 Mortality Table, 10 years of mortality improvement based on projection Scale AA, 10-year age set back with interest of 0.5% per annum
			67	5.0%
GMIB Max III	5.0%	5.0%	62	5.0%	Annuity 2000 Mortality Table, 10 years of mortality improvement based on projection Scale AA, 10-year age set back with interest of 1.0% per annum
GMIB Max II	5.5%	5.5%	62	5.0%	Annuity 2000 Mortality Table, 10 years of mortality improvement based on projection Scale AA, 10-year age set back with interest of 1.0% per annum
			67	5.5%
GMIB Plus IV	4.5%	4.5%	60	4.5%	Annuity 2000 Mortality Table, 10 years of mortality improvement based on projection Scale AA, 10-year age set back with interest of 1.0% per annum
GMIB Plus III	5.0%	5.0%	60	5.0%	Annuity 2000 Mortality Table, 10-year age set back with interest of 1.5% per annum
			62	5.5%

(1)	For GMIB Max IV only, the GMIB Dollar-for-Dollar Withdrawal Rate and therefore the Dollar-for-Dollar Withdrawal Percentage will be higher if You wait to take your first withdrawal on or after the fifth Contract Anniversary. A higher Dollar-for-Dollar Withdrawal Percentage allows You to withdraw a larger amount each Contract Year while receiving dollar-for-dollar treatment of the withdrawals, which is generally more favorable than a proportional adjustment. Under certain circumstances a proportional adjustment could have the effect of reducing or eliminating the value of income payments under GMIB Max IV (see “Operation of the GMIB — Withdrawal Adjustments”).

GMIB VERSION AVAILABILITY BY STATE
Optional Benefit Version	All States except FL, NV and NJ	Florida	Nevada	New Jersey
GMIB Max V	02/04/13 - 02/19/16	02/25/13 - 02/19/16	02/25/13 - 02/19/16	02/25/13 - 02/19/16
GMIB Max IV	08/20/12 - 02/03/13	08/20/12 - 02/24/13	11/12/12 - 02/24/13	11/19/12 - 02/24/13
GMIB Max III	01/03/12 - 08/17/12	01/03/12 - 08/17/12	02/27/12 - 11/09/12	01/03/12 - 11/16/12
GMIB Max II	10/10/11 - 12/30/11	10/10/11 - 12/30/11	N/A	10/10/11 - 12/30/11
GMIB Plus IV	10/10/11 - 02/24/12	10/10/11 - 02/24/12	N/A	10/10/11 - 02/24/12
GMIB Plus III	N/A	N/A	10/10/11 - 02/24/12	N/A

For Contracts issued in New York State only.
GMIB RATE TABLE
GMIB Optional Benefit	Date First Available	Date Last Available	GMIB Annual Increase Rate	GMIB Dollar-for- Dollar Withdrawal Rate	Annual Increase Amount Limit	Enhanced Payout Rates			GMIB Annuity Table Basis
						Minimum Enhanced Payout Issue Age	Minimum Enhanced Payout Withdrawal Age	Enhanced Payout Rate
GMIB Max V	04/29/13	02/19/16	4.0%	4.0%	400%	48	60	4.0%	Annuity 2000 Mortality Table, 10 years of mortality improvement based on projection Scale AA, 10-year age set back with interest of 0.5% per annum
GMIB Max IV	08/20/12	04/28/13	5.0%	4.5% if first withdrawal prior to 5th Contract Anniversary[1] or 5.0% if first withdrawal on or after 5th Contract Anniversary[1]	400%	55	62	4.5%	Annuity 2000 Mortality Table, 10 years of mortality improvement based on projection Scale AA, 10-year age set back with interest of 0.5% per annum
						55	67	5.0%
GMIB Max III	01/03/12	08/17/12	5.0%	5.0%	325%	57	62	5.0%	Annuity 2000 Mortality Table, 10 years of mortality improvement based on projection Scale AA, 10-year age set back with interest of 1.0% per annum
GMIB Max II	10/10/11	12/30/11	5.5%	5.5%	275%	62	62	5.0%	Annuity 2000 Mortality Table, 10 years of mortality improvement based on projection Scale AA, 10-year age set back with interest of 1.0% per annum
GMIB Plus IV	10/10/11	02/24/12	4.5%	4.5%	400%	48	60	4.5%	Annuity 2000 Mortality Table, 10 years of mortality improvement based on projection Scale AA, 10-year age set back with interest of 1.0% per annum

(1)	For the GMIB Max IV only, the GMIB Withdrawal Rate, and therefore the Dollar-for-Dollar Withdrawal Percentage, will be higher if You wait to take your first withdrawal on or after the fifth Contract Anniversary. A higher Dollar-for-Dollar Withdrawal Percentage allows You to withdraw a larger amount each

Contract Year while receiving dollar-for-dollar treatment of the withdrawals, which is generally more favorable than a proportional adjustment. Under certain circumstances a proportional adjustment could have the effect of reducing or eliminating the value of income payments under the GMIB Max IV (see “Operation of the GMIB — Withdrawal Adjustments”).
Guaranteed Withdrawal Benefit
If You wanted to invest your Account Value in the investment portfolio(s) during the pay-in phase, but also wanted to assure that your entire purchase payment will be guaranteed to be returned to You, we offered an optional benefit for an additional charge, called the Guaranteed Withdrawal Benefit (“GWB”). The purpose of the GWB is to provide protection against market risk (the risk that the Account Value allocated to the investment portfolio(s) may decline in value or underperform your expectations).
The GWB is designed to allow You to invest your Account Value in the investment portfolios, while guaranteeing that at least the entire amount of purchase payments You make will be returned to You through a series of withdrawals, provided withdrawals in any Contract Year do not exceed the maximum amount allowed under the optional benefit. You may begin taking withdrawals under the GWB immediately or at a later time. This means that, regardless of negative investment performance, You can take specified annual withdrawals until the entire amount of the purchase payments You made during the time period specified in your optional benefit has been returned to You.
In states where approved You could purchase the GWB if You were age 80 or younger on the effective date of your Contract. You may not have this benefit and another living benefit (GMIB or GLWB) or an Enhanced Death Benefit in effect at the same time. Once elected the GWB may not be terminated except as stated below.
Summary of the GWB
The following section provides a summary of how the GWB works. A more detailed explanation of the operation of the GWB is provided in the section below called “Operation of the GWB”.
The GWB guarantees that the entire amount of purchase payments You make will be returned to You through a series of withdrawals over time. The GWB does not guarantee withdrawals for your lifetime.
Under the GWB, we calculate a “Total Guaranteed Withdrawal Amount” (“TGWA”) that determines, in part, the maximum amount You may receive as withdrawals each year (“Annual Benefit Payment”) without reducing your guarantee. The TGWA is multiplied by the applicable withdrawal rate to determine your Annual Benefit Payment. The optional benefit guarantee may be reduced if your annual withdrawals are greater than the Annual Benefit Payment. For purposes of calculating the TGWA, purchase payment credits (i.e., Bonus payments) are not included. In any event, withdrawals under a GWB will reduce your Account Value and death benefit.
It is important to recognize that the TGWA is not available to be taken as a lump sum and does not establish or guarantee your Account Value or a minimum return for any investment portfolio. However, if You cancel the GWB after a waiting period of at least fifteen years the Guaranteed Principal Adjustment will increase your Account Value to the purchase payments credited within the first 120 days of the date that we issue the Contract reduced proportionately for any withdrawals. (See “Operation of the GWB Cancellation and Guaranteed Principal Adjustment” below.)

While the GWB is in effect, You may only make subsequent Purchase Payments during the GWB purchase payment Period. (See “Restrictions on Subsequent Purchase Payments” below.)
Operation of the GWB
The following section describes how the GWB operates. When reading the following descriptions of the operation of the GWB (for example, the “Total Guaranteed Withdrawal Amount,” “Annual Benefit Payment” and “Payment Enhancement Rate” sections), refer to the GWB Rate Table at the end of this section for the specific rates and other terms applicable to your GWB optional benefit.
(See Appendix F for examples illustrating the operation of the GWB.)
Total Guaranteed Withdrawal Amount.    While the GWB is in effect, we guarantee that You will receive a minimum amount over time. We refer to this minimum amount as the Total Guaranteed Withdrawal Amount. The initial Total Guaranteed Withdrawal Amount is equal to your initial purchase payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $5,000,000) by each additional purchase payment received during the GWB purchase payment period (see “Restriction on Subsequent Purchase Payments” below). If You take a withdrawal that does not exceed the Annual Benefit Payment (see “Annual Benefit Payment” below), then we will not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. If, however, You take a withdrawal that results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment, then we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the entire withdrawal (including any applicable Withdrawal Charges) reduced the Account Value. We refer to this type of withdrawal as an Excess Withdrawal. Depending on the relative amounts of the Total Guaranteed Withdrawal Amount and the Account Value, such a proportional reduction may result in a significant reduction in the Total Guaranteed Withdrawal Amount (particularly when the Account Value is lower than the Total Guaranteed Withdrawal Amount), and could have the effect of reducing or eliminating the total amount You are guaranteed to receive over time under the GWB optional benefit (see “Managing Your Withdrawals” below). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals.
Remaining Guaranteed Withdrawal Amount.    The “Remaining Guaranteed Withdrawal Amount” is the remaining amount You are guaranteed to receive over time. The initial Remaining Guaranteed Withdrawal Amount is equal to the initial Total Guaranteed Withdrawal Amount. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $5,000,000) by additional purchase payments received during the GWB purchase payment Period (see “Restrictions on Subsequent Purchase Payments” below), and we decrease the Remaining Guaranteed Withdrawal Amount by withdrawals. If You take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount, dollar-for-dollar, by the amount of the Non-Excess Withdrawal (including any applicable withdrawal charges). If, however, You take an Excess Withdrawal then we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal (including any applicable Withdrawal Charges) reduces the Account Value. Depending on the relative amounts of the Remaining Guaranteed Withdrawal Amount and the Account Value, such a proportional reduction may result in a significant reduction in the Remaining Guaranteed Withdrawal Amount (particularly when the Account Value is lower than the Remaining Guaranteed Withdrawal Amount), and could have the effect of reducing or eliminating the remaining amount You are guaranteed to receive over time under the GWB optional benefit (see “Managing Your Withdrawals” below). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals. The Remaining Guaranteed Withdrawal Amount is also used to calculate an alternate death benefit available under the GWB optional benefit (see “Additional Information” below).

Annual Benefit Payment.    The initial Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the “GWB Withdrawal Rate”. If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of the Automatic Annual Step-Up or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the GWB Withdrawal Rate. (See “Payment Enhancement Rate” below for a feature which may allow You to increase your Annual Benefit Payment during a Contract Year if You are confined to a nursing home.)
You may choose to receive your Annual Benefit Payment through the optional Systematic Withdrawal Program (see “Access To Your Money — Systematic Withdrawal Program”). While the GWB is in effect, your withdrawals through the Systematic Withdrawal Program may not exceed your Annual Benefit Payment. There is no charge for the Systematic Withdrawal Program and You may terminate your participation at any time.
It is important to note:
•	We will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your Account Value declines to zero. This means if your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the optional benefit charge, and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay You the remaining Annual Benefit Payment, if any, not yet withdrawn during the Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to You each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that You will receive your purchase payments even if your Account Value declines to zero due to market performance, so long as You do not take Excess Withdrawals.
•	If You have elected the GWB, You should carefully consider when to begin taking withdrawals. If You begin taking withdrawals too soon, You may limit the value of the GWB, because the GWB Withdrawal Rate is determined by when You take your first withdrawal (see “GWB Rate Table”). As shown in the GWB Rate Table, waiting to take your first withdrawal will result in a higher GWB Withdrawal Rate. The GWB Withdrawal Rate is used to determine the amount of your Annual Benefit Payment, as described above. Once your GWB Withdrawal Rate has been determined, it will never increase or decrease.
Managing Your Withdrawals.    It is important that You carefully manage your annual withdrawals. To retain the full guarantees of this optional benefit, your annual withdrawals (including any Withdrawal Charge) cannot exceed the Annual Benefit Payment each Contract Year. In other words, You should not take Excess Withdrawals. If You do take an Excess Withdrawal, we will recalculate the Total Guaranteed Withdrawal Amount and reduce the Annual Benefit Payment to the new Total Guaranteed Withdrawal Amount multiplied by the GWB Withdrawal Rate.
In addition, as noted above, if You take an Excess Withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value. These reductions in the Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount may be significant. You are still eligible to receive the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your Account Value to decline to zero. An Excess Withdrawal that reduces the Account Value to zero will terminate the Contract.
If You take an Excess Withdrawal in a Contract Year, You may be able to reduce the impact of the Excess Withdrawal on Your Total Guaranteed Withdrawal Amount, Remaining Guarantee Withdrawal Amount and Annual Benefit Payment by making two separate withdrawals (on different days) instead of a single withdrawal. The first withdrawal should be equal to Your Annual Benefit Payment (or remaining Annual Benefit Payment if withdrawals have already occurred in the Contract Year); this withdrawal will not reduce Your Total Guaranteed Withdrawal Amount or Annual Benefit Payment but will reduce the Remaining Guaranteed Withdrawal Amount. The second withdrawal (on a subsequent day) should be for the amount in excess of the Annual Benefit Payment (or remaining Annual Benefit Payment); this withdrawal will reduce Your Total Guaranteed Withdrawal Amount, Annual Benefit Payment and Remaining Guaranteed Withdrawal Amount. For an example of taking multiple withdrawals in this situation, see Appendix F, “GWB — Excess Withdrawals — Single Withdrawal vs. Multiple Withdrawals.”
You can always take Non-Excess Withdrawals. However, if You choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 4% of your Total Guaranteed Withdrawal Amount You cannot withdraw 2% of the Total Guaranteed Withdrawal Amount in one year and then withdraw 6% of the Total Guaranteed Withdrawal Amount the next year without making an Excess Withdrawal in the second year.
Income taxes and penalties may apply to your withdrawals and Withdrawal Charges may apply to withdrawals during the first Contract Year unless You take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal Charges will also apply to withdrawals of purchase payments that exceed the free withdrawal amount. (See “Charges — Withdrawal Charges.”)
Required Minimum Distributions.    For IRAs and other Contracts subject to Section 401(a)(9) of the Code, You may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 72 (70 1⁄2 if you were 70 1⁄2 before January 1, 2020). If your Contract is an IRA or other Contract subject to Section 401(a)(9) of the Code, and the required distributions are larger than the Total Guaranteed Withdrawal Amount multiplied by the GWB withdrawal Rate, we will increase your Annual Benefit Payment to the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater).
If:
(1)	You are enrolled in the automated required minimum distribution service or in both the automated required minimum distribution service and the Systematic Withdrawal Program,
(2)	You do not take additional withdrawals outside of these two programs, and
(3)	your remaining Annual Benefit Payment for the Contract Year is equal to zero;
we will increase your Annual Benefit Payment by the amount of the withdrawals that remain to be taken in that Contract Year under the program or programs in which You are enrolled. This will prevent the withdrawal from exceeding the Annual Benefit Payment.
See “Use of Automated Required Minimum Distribution Service and Systematic Withdrawal Program With GWB” below for more information on the automated required minimum distribution service and the Systematic Withdrawal Program.
Automatic Annual Step-up.    On each Contract Anniversary prior to the Contract Owner’s 86th birthday, an Automatic Annual Step-Up will occur, provided that the Account Value exceeds the Total Guaranteed Withdrawal Amount immediately before the step-up (and provided that You have not chosen to decline the step-up as described below).
The Automatic Annual Step-Up:
•	resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Account Value on the date of the step-up, up to a maximum of $5,000,000, regardless of whether or not You have taken any withdrawals;

•	resets the Annual Benefit Payment equal to the GWB Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount after the step-up; and
•	may reset the GWB optional benefit charge to a rate that does not exceed the lower of: (a) the GWB Maximum Fee Rate (1.80%) or (b) the current rate that we would charge for the same optional benefit available for new Contract purchases at the time of the Automatic Annual Step-Up.
In the event that the charge applicable to Contract purchases at the time of the step-up is higher than your current GWB optional benefit charge, we will notify You in writing a minimum of 30 days in advance of the applicable Contract Anniversary and inform You that You may choose to decline the Automatic Annual Step-Up. If You choose to decline the Automatic Annual Step-Up, You must notify us in writing at your Administrative Office no less than seven calendar days prior to the applicable Contract Anniversary). Once You notify us of your decision to decline the Automatic Annual Step-Up, You will no longer be eligible for future Automatic Annual Step-Ups until You notify us in writing at your Administrative Office that You wish to reinstate the step-ups. This reinstatement will take effect at the next Contract Anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if You intend to make purchase payments that would cause your Account Value to approach $5,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $5,000,000.
Payment Enhancement Feature. The Payment Enhancement Feature may allow You to increase your Annual Benefit Payment for a Contract Year if You are confined to a nursing home. Beginning in the fourth Contract Year, You may request that your GWB Withdrawal Rate be multiplied by the Payment Enhancement Rate once each Contract Year, if:
(1)	You are confined to a nursing home for at least 90 consecutive days;
(2)	your request is received by the Contract Anniversary after the oldest Contract Owner’s 80th birthday (However, if we received a request from You by this Contract Anniversary and we approved it, You are permitted to submit additional requests after this Contract Anniversary);
(3)	You have not taken withdrawals in that Contract Year in excess of the Annual Benefit Payment at the time the request is approved;
(4)	the request and proof satisfactory to us of confinement are received by us at your Administrative Office while You are confined;
(5)	your Account Value is greater than zero at the time the request is approved; and
(6)	the GWB optional benefit has not been terminated.
In the case of Joint Contract Owners, the Payment Enhancement Feature applies to either Joint Contract Owner. If the Contract Owner is not a natural person, the Payment Enhancement Feature applies to the Annuitant.
If You meet the requirements, your Annual Benefit Payment for that Contract Year is recalculated to the greater of:
(a)	the GWB Withdrawal Rate multiplied by the Payment Enhancement Rate and then multiplied by the Total Guaranteed Withdrawal Amount; or;
(b)	your Annual Benefit Payment before the acceptance of your request.
Your remaining Annual Benefit Payment in that year is the new Annual Benefit Payment less any withdrawals already taken in that Contract Year.

The Payment Enhancement Feature may allow You to receive a larger Annual Benefit Payment for a Contract Year without taking an Excess Withdrawal (see “Managing Your Withdrawals” above). The Payment Enhancement Feature does not increase the Total Guaranteed Withdrawal Amount (the minimum total amount you are guaranteed to receive over time under the GWB optional benefit) or the Remaining Guaranteed Withdrawal Amount (the remaining amount you are guaranteed to receive over time under the GWB optional benefit.)
At the end of the Contract Year, your GWB Withdrawal Rate will be reset to what it was prior to the acceptance of your request. In subsequent Contract Years, You may request that your GWB Withdrawal Rate be increased by the Payment Enhancement Rate if You meet the conditions above.
The Payment Enhancement Feature is only available if the oldest Contract Owner is age 75 or younger at the Contract issue date. The Payment Enhancement Feature is not available in Connecticut, Illinois or South Dakota. As of the date of this prospectus, the Payment Enhancement Feature is available in all other states in which the GWB optional benefit is available for purchase.
Cancellation and Guaranteed Principal Adjustment.    You may elect to cancel the GWB on the Contract Anniversary every five Contract Years for the first fifteen Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable Contract Anniversary in accordance with our administrative procedures (currently we require You to submit your request in writing to your Administrative Office). The cancellation will take effect upon our receipt of your request. If cancelled , the GWB will terminate we will no longer deduct the GWB optional benefit charge, and the investment allocation restrictions and subsequent purchase payment restrictions described in “Your Investment Choices — Investment Allocation Restrictions For Certain Optional Benefits — Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max, the EDB Max and the GWB v1” will no longer apply. The Contract, however, will continue.
If You cancel the GWB optional benefit on the 15th Contract Anniversary or any Contract Anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account Value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the Contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) – (b) where:
(a)	is purchase payments credited within 120 days of the date that we issued the Contract, reduced proportionately by the percentage reduction in Account Value attributable to any partial withdrawals taken (including any applicable Withdrawal Charges); and
(b)	is the Account Value on the date of cancellation.
The Guaranteed Principal Adjustment will be added to each applicable investment portfolio in the ratio the portion of the Account Value in such investment portfolio bears to the total Account Value in all investment portfolios. The Guaranteed Principal Adjustment will never be less than zero.
It is important to note that only purchase payments made during the first 120 days that You hold the Contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract Owners who anticipate making purchase payments after 120 days (if permitted under the GWB: see “Restrictions on Subsequent Purchase Payments” below) should understand that such payments will not increase the Guaranteed Principal Adjustment. However, because payments made after 120 days will increase your Account Value such purchase payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, the GWB may not be appropriate for You if You intend to make additional purchase payments after the 120-day period and are purchasing the GWB for its Guaranteed Principal Adjustment feature.

Investment Allocation Restrictions.    For a detailed description of the GWB investment allocation restrictions see “Your Investment Choices — Investment Allocation Restrictions For Certain Optional Benefits — Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max, the EDB Max and the GWB v1.”
Restrictions on Subsequent Purchase Payments.    While the GWB optional benefit is in effect, You are limited to making purchase payments within the GWB purchase payment Period (see the GWB Rate Table). If the GWB optional benefit is cancelled (see “Cancellation and Guaranteed Principal Adjustment” above) or terminated (see “Termination of the GWB Optional Benefit” below), this restriction on subsequent purchase payments no longer applies.
Withdrawal Charge.    We will apply a Withdrawal Charge to withdrawals from purchase payments as described in “Charges — Withdrawal Charges” (also see “Charges — Withdrawal Charges — Free Withdrawal Amount” and “Access to Your Money — Systematic Withdrawal Program”).
Taxes.     Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1⁄2, a 10% Federal income tax penalty may apply.
Tax Treatment.    The tax treatment of withdrawals under the GWB optional benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the Remaining Guaranteed Withdrawal Amount under the GWB optional benefit at the time of the withdrawal, if the Remaining Guaranteed Withdrawal Amount is greater than the Account Value (prior to Withdrawal Charges, if applicable). This could result in a greater amount of taxable income reported under a withdrawal and conceivably a limited ability to recover any remaining basis if there is a loss on surrender of the Contract. Consult your tax adviser prior to purchase.
GWB and Decedent Contracts.    If You are purchasing the Contract with a nontaxable transfer of the death benefit proceeds of any annuity Contract or IRA (or any other tax-qualified arrangement) of which You were the Eligible Designated Beneficiary and You are “stretching” the distributions under the IRS required distribution rules, You may purchase the GWB optional benefit.
If You are purchasing the Contract with a nontaxable transfer of the death benefit proceeds of any Non-Qualified annuity Contract of which You were the Beneficiary and You are “stretching” the distributions under the IRS required distribution rules, You may not purchase the GWB optional benefit.
Termination of the GWB Optional Benefit.    The GWB optional benefit will terminate upon the earliest of:
(1)	the date of a full withdrawal of the Account Value (You are still eligible to receive the Remaining Guaranteed Withdrawal Amount, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the optional benefit have been met) (a pro rata portion of the optional benefit charge will be assessed);
(2)	the date all of the Account Value is applied to an income payment type (a pro rata portion of the optional benefit charge will be assessed.);
(3)	the date there are insufficient funds to deduct the GWB optional benefit charge from the Account Value and your Contract is thereby terminated (whatever Account Value is available will be applied to pay the optional benefit charge and You are still eligible to receive the Remaining Guaranteed Withdrawal Amount, provided the provisions and conditions of the optional benefit have been met; however, You will have no other benefits under the Contract);

(4)	the death of the Contract Owner or Joint Contract Owner (or the Annuitant if the Contract Owner is a non-natural person), except where the primary Beneficiary is the spouse, the spouse is age 80 or younger, and the spouse elects to continue the Contract under the spousal continuation provisions of the Contract;
(5)	a change of the Contract Owner or Joint Contract Owner for any reason subject to our administrative procedures (a pro rata portion of the optional benefit charge will be assessed);
(6)	the effective date of the cancellation of the optional benefit;
(7)	the termination of the Contract to which the optional benefit is attached, other than due to death (a pro rata portion or the optional benefit charge will be assessed); or
(8)	the date You assign your Contract, subject to our administrative procedures (a pro rata portion of the optional benefit charge will be assessed). (Does not apply to Contracts issued in New York state with GWB v1.)
Under our current administrative procedures, we will waive the termination of the GWB optional benefit if You assign a portion of the Contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Code to fund premiums for a long term care insurance policy or purchase payments for an annuity Contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable Withdrawal Charges.
Once the optional benefit is terminated, the GWB optional benefit charge will no longer be deducted the GWB investment allocation restrictions will no longer apply, and the GWB restrictions on subsequent purchase payments will no longer apply.
Additional Information.    The GWB optional benefit may affect the death benefit available under your Contract. If the Contract Owner or Joint Contract Owner should die while the GWB optional benefit is in effect, the Beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The Beneficiary’s withdrawal rights then come to an end. Currently , there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit. Otherwise, the provisions of that contractual death benefit will determine the amount of the death benefit. Except as may be required by the Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary’s estate unless we have agreed to another payee in writing. If the Contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Code. If the Contract Owner (or the Annuitant, if the Contract Owner is not a natural person ) dies prior to the “annuity starting date” (as defined under the Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.
We reserve the right to accelerate any payment, in a lump sum that is less than $500 or to comply with requirements under the Code (including minimum distribution requirements for IRAs and other Contracts subject to section 401(a)(9) of the Code and Non-Qualified Contracts subject to Section 72(s)). If You terminate the GWB optional benefit because (1) You make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the GWB optional benefit charge; or (3) the Contract Owner dies except where the Beneficiary or Joint Contract Owner is the spouse of the Contract Owner and the spouse elects to continue the Contract. You may not make additional purchase payments under the Contract.
Guaranteed Withdrawal Benefit and Annuitization.    Since the Annuity Date at the time You purchase the Contract is the later of age 90 of the Annuitant or 10 years from Contract Issue, You must make an election if You would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, and our current established administrative procedures). If You elect to extend your Annuity Date to the latest date permitted, and that date is reached, your Contract must be annuitized (see “Pay-Out Options (or Income Options)”), or You must make a complete withdrawal of your Account Value. If You annuitize at the latest date permitted, You must elect one of the following options:
(1)	Annuitize the Account Value under the Contract’s annuity provisions.
(2)	Elect to receive the Annual Benefit Payment under the GWB optional benefit paid each year until the Remaining Guaranteed Withdrawal Amount (“RGWA”) is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the RGWA to zero.
If You do not select an income payment type or elect to receive payments under the GWB optional benefit, we will annuitize your Contract under the Lifetime Income Annuity with a 10-Year Guarantee period income payment type. However, if we do, we will adjust your payment or income payment type, if necessary, so your aggregate payments will not be less than what You would have received under the GWB optional benefit.
(See “Appendix F” for examples of the GWB.)
Use of Automated Required Minimum Distribution Service and Systematic Withdrawal Program With GWB
For IRAs and other Contracts subject to Section 401(a)(9) of the Code, You may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 72 (70 1⁄2 if you were 70 1⁄2 before January 1, 2020).
Used with the GWB optional benefit, our automated required minimum distribution service can help You fulfill minimum distribution requirements with respect to your Contract without reducing the Total Guaranteed Withdrawal Amount (“TGWA”) and RGWA on a proportionate basis. (Reducing the TGWA and RGWA on a proportionate basis could have the effect of reducing or eliminating the guarantees of the GWB optional benefit.) The automated required minimum distribution service calculates minimum distribution requirements with respect to your Contract and makes payments to You on a monthly, quarterly, semi-annual or annual basis.
Alternatively, You may choose to enroll in the both the automated required minimum distribution service and the Systematic Withdrawal Program (see “Access to Your Money — Systematic Withdrawal Program”). In order to avoid taking withdrawals that could reduce the TGWA and RGWA on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed the GWB Withdrawal Rate multiplied by the TGWA each Contract Year. Any amounts above the GWB Withdrawal Rate multiplied by the TGWA that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the automated required minimum distribution service. For example, if You elect the GWB, enroll in the Systematic Withdrawal Program and elect to receive monthly payments equal to the GWB Withdrawal Rate multiplied by the TGWA, You should also enroll in the automated required minimum distribution service and elect to receive Your automated required minimum distribution service payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.

If You enroll in either the automated required minimum distribution service or both the automated required minimum distribution service and the Systematic Withdrawal Program, You should not make additional withdrawals outside the programs. Additional withdrawals may result in the TGWA, RGWA and Annual Benefit Payment being reduced.
To enroll the automated required minimum distribution service and/or the Systematic Withdrawal Program, please contact your Administrative Office.
GWB Rate Table
The GWB Rate Table lists the following for the GWB.
•	GWB Withdrawal Rate: if You take withdrawals that do not exceed the GWB Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount those withdrawals will not reduce the Total Guaranteed Withdrawal Amount and Annual Benefit Payment. (Taking withdrawals that do exceed the GWB Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount will reduce the Total Guaranteed Withdrawal Amount and Annual Benefit Payment and may have a significant negative impact on the value of the benefits available under GWB — see “Operation of the GWB — Managing Your Withdrawals.”) For IRAs and other qualified Contracts, also see “Operation of the GWB — Required Minimum Distributions.”
•	GWB purchase payment Period: the period of time following the Contract issue date during which You may make subsequent purchase payments (see “ Operation of the GWB — Restrictions on Subsequent Purchase Payments”); and
•	Payment Enhancement Rate: the percentage by which the GWB Withdrawal Rate will be increased if You request and meet the requirements of the Payment Enhancement Feature under the GWB optional benefit (see “Operation of the GWB — Payment Enhancement Rate”).

Different Versions of the GWB.    From time to time, we may introduce new versions of the GWB. If we introduce a new version of the optional benefit, we generally will do so by updating the GWB Rate Table to show the new version, together with any prior versions, the dates each optional benefit version was offered, and the specific rates and other terms applicable to each version. Changes to the GWB Rate Table after the date of this Prospectus, reflecting a new version of the optional benefit, will be made in a supplement to the Prospectus.
GWB RATE TABLE
	Date First Available	Date Last Available	GWB Withdrawal Rate		GWB Purchase Payment Period	Payment Enhancement Rate[2]
GWB v1[1]	04/29/13	06/22/16	if first withdrawal taken before 5th Contract Anniversary	5.0%	120 days from Contract issue date	150%
			if first withdrawal taken on or after 5th Contract Anniversary but before 10th Contract Anniversary	6.0%
			if first withdrawal taken on or after 10th Contract Anniversary	7.0%

(1)	The GWB v1 was available for purchase in all states except California and Vermont.
(2)	The Payment Enhancement Feature is not available in Connecticut, Illinois or South Dakota.
Guaranteed Lifetime Withdrawal Benefit
If You wanted to invest your Account Value in the investment portfolio(s) during the pay-in phase, but also wanted to guarantee that You would receive lifetime income regardless of investment performance, subject to the conditions described in “Operation of the GLWB” below (including the condition that withdrawals before the Lifetime Withdrawal Age or Excess Withdrawals will reduce the payments under the guarantee or, if such withdrawals reduce the Account Value to zero, eliminate the guarantee), we offered an optional benefit for an additional charge, called the Guaranteed Lifetime Withdrawal Benefit (the “GLWB”). We offered two variations of the GLWB optional benefit: FlexChoice Level and FlexChoice Expedite (see “GLWB Variations” below.)
The GLWB optional benefit is designed to allow You to invest your Account Value in the investment portfolios, while guaranteeing that You will receive lifetime income regardless of investment performance, subject to the conditions described in “Operation of the GLWB” below. You may begin taking withdrawals under the GLWB optional benefit immediately or at a later time; however, any withdrawals taken prior to the Lifetime Withdrawal Age will reduce the Benefit Base (see “Managing Your Withdrawals” below.)
In states where approved, You could purchase the GLWB optional benefit if You were at least the Minimum Issue Age (see “GLWB Rate Table” below) and not older than age 85 on the effective date of your Contract. You could not elect this optional benefit together with the Earnings Preservation Benefit, the optional Annual Step-Up Death

Benefit or the GWB v1. Once elected, the GLWB optional benefit may not be terminated except as stated below. The GLWB was available for purchase in Minnesota and Pennsylvania starting on May 4, 2015 and New York starting on August 31, 2015. The GLWB was available for purchase in all other states starting on February 14, 2015.
Summary of the GLWB
The following section provides a summary of how the GLWB optional benefit works. A more detailed explanation of the operation of the GLWB optional benefit is provided in the section below called “Operation of the GLWB”.
The GLWB optional benefit guarantees that You will receive lifetime income regardless of investment performance, subject to the conditions described in “Operation of the GLWB” below (including the condition that withdrawals before the Lifetime Withdrawal Age or Excess Withdrawals may reduce the payments under the guarantee or, if such withdrawals reduce the Account Value to zero, eliminate the guarantee). The GLWB optional benefit does not guarantee lifetime income if your Account Value is reduced to zero due to a withdrawal prior to the Lifetime Withdrawal Age or a withdrawal that is an Excess Withdrawal (see “Managing Your Withdrawals” below).
Under the GLWB optional benefit, we calculate a Benefit Base (the “Benefit Base”) that determines the maximum amount You may receive as withdrawals each Contract Year after the Lifetime Withdrawal Age (the “Annual Benefit Payment”) without reducing your Benefit Base, and determines the amount of any lifetime payments if the Account Value is reduced to zero. The Benefit Base is multiplied by the applicable GLWB Withdrawal Rate while the Account Value is greater than zero to determine your Annual Benefit Payment. The Benefit Base is multiplied by the applicable GLWB Lifetime Guarantee Rate to determine your Annual Benefit Payment if your Account Value is reduced to zero and lifetime payments are to begin. The Benefit Base will be reduced for any withdrawal prior to the Lifetime Withdrawal Age or any Excess Withdrawal (and any subsequent withdrawals in the Contract Year that an Excess Withdrawal occurs). For purposes of calculating the Benefit Base, purchase payment credits (i.e., Bonus payments) are not included. In any event, withdrawals under the GLWB optional benefit will reduce your Account Value and death benefits.
It is important to recognize that the Benefit Base is not available to be taken as a lump sum or paid as a death benefit and does not establish or guarantee your Account Value or a minimum return for any investment portfolio. However, if You cancel the GLWB optional benefit after a waiting period of at least ten (10) years (the “Guaranteed Principal Adjustment Eligibility Date”) the Guaranteed Principal Adjustment will increase your Account Value to the purchase payments credited within the first 120 days of the date that we issue the Contract reduced proportionately for any withdrawals, if greater than the Account Value at the time of the cancellation. (See “Cancellation and Guaranteed Principal Adjustment” below.)

While the GLWB optional benefit is in effect, we may reject subsequent Purchase Payments by sending advance written Notice if any of the changes listed in the section “Investment Allocation Restrictions For Certain Optional Benefits — Investment Allocation and Other Purchase Payment Restrictions for the GLWB — Potential Restrictions on Subsequent Purchase Payments” occur. Restrictions on subsequent Purchase Payments will remain in effect until the GLWB optional benefit is terminated unless the Company provides advance written Notice to you otherwise.
Operation of the GLWB
The following section describes how the GLWB operates. When reading the following description of the operation of the GLWB optional benefit (for example, the “Benefit Base” and “Annual Benefit Payment” sections), refer to the GLWB Rate Table at the end of this section for the specific rates and other terms applicable to your GLWB optional benefit.
(See Appendix G for examples illustrating the operation of the GLWB.)
Benefit Base.    While the GLWB optional benefit is in effect, we guarantee that You will receive lifetime income regardless of investment performance, subject to the conditions described below. To determine the maximum amount that may be withdrawn in the current Contract Year (the “Annual Benefit Payment”), we multiply the Benefit Base by the GLWB Withdrawal Rate (see “GLWB Rate Table”) while the Account Value is greater than zero. The initial Benefit Base is equal to your initial purchase payment. We increase the Benefit Base by each additional purchase payment. Any withdrawals taken prior to the date You reach the Lifetime Withdrawal Age (see “GLWB Rate Table” below) will reduce the Benefit Base in the same proportion that such withdrawal (including Withdrawal Charges, if any) reduces the Account Value (a “Proportional Adjustment”). For example, if the Benefit Base is $120,000, the Account Value is $100,000 and you withdraw $10,000 (including any Withdrawal Charge), then your Benefit Base is decreased by $12,000 to $108,000 [$120,000 x ($10,000/$100,000) = $12,000]. Any withdrawals taken after the Lifetime Withdrawal Age that do not exceed, or cause the cumulative withdrawals in the Contract Year to exceed, the Annual Benefit Payment, will not reduce the Benefit Base. We refer to this type of withdrawal as a “Non-Excess Withdrawal.” If, however, You take a withdrawal that exceeds or results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment, then such withdrawal, and any subsequent withdrawals that occur in that Contract Year, will trigger a Proportional Adjustment to the Benefit Base. We refer to this type of withdrawal as an “Excess Withdrawal.” Depending on the relative amounts of the Benefit Base and the Account Value, such Proportional Adjustment may result in a significant reduction to the Benefit Base (particularly when the Account Value is lower than the Benefit Base), and could have the effect of reducing or eliminating the total amount You are guaranteed to receive under the GLWB optional benefit (see “Managing Your Withdrawals” below).
On each Contract Anniversary on or before the Rollup Rate Period End Date (see “GLWB Rate Table”), if no withdrawals occurred in the previous Contract Year, the Benefit Base will be increased by an amount equal to the Rollup Rate (see “GLWB Rate Table”) multiplied by the Benefit Base before such increase. The Benefit Base will not be increased by the Rollup Rate if: (1) a withdrawal has occurred in the Contract Year ending immediately prior to that Contract Anniversary, or (2) after the Rollup Rate Period End Date. The Rollup Rate, if applicable, is applied before deducting any optional benefit charge and before taking into account any Automatic Step-Up occurring on such Contract Anniversary (see “Automatic Step-Up” below).
Annual Benefit Payment.    After the Lifetime Withdrawal Age, the Annual Benefit Payment is the maximum amount that may be withdrawn in the current Contract Year without triggering a Proportional Adjustment to the Benefit Base (prior to the Lifetime Withdrawal Age, there is no Annual Benefit Payment). After the Lifetime Withdrawal Age, the initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the applicable

GLWB Withdrawal Rate. Your GLWB Withdrawal Rate is determined by when You take your first withdrawal after the Lifetime Withdrawal Age (see “GWB Rate Table”). As shown in the GLWB Rate Table, waiting to take your first withdrawal will result in a higher GLWB Withdrawal Rate. The GLWB Withdrawal Rate will not change once determined. If the Benefit Base is later recalculated (for example, because of additional purchase payments, the Automatic Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Benefit Base multiplied by the GLWB Withdrawal Rate.
Each time a withdrawal is made in a Contract Year, we decrease the Annual Benefit Payment for that Contract Year by such withdrawal and the remaining amount is the “Remaining Annual Benefit Payment.” If the Benefit Base is increased due to a subsequent Purchase Payment, causing the Annual Benefit Payment to increase, the Remaining Annual Benefit Payment will increase by the same amount the Annual Benefit Payment increased.
As long as your Account Value has not been reduced to zero, your Annual Benefit Payment equals the applicable GLWB Withdrawal Rate multiplied by the Benefit Base.
If your Contract is subject to Required Minimum Distributions (see “Required Minimum Distributions” below), your Annual Benefit Payment will be set equal to your Required Minimum Distribution Amount, if greater than the Annual Benefit Payment calculated as described above.
You may choose to receive your Annual Benefit Payment through the optional Systematic Withdrawal Program (see “Access To Your Money — Systematic Withdrawal Program”). While the GLWB optional benefit is in effect, your withdrawals through the Systematic Withdrawal Program may not exceed your Annual Benefit Payment. There is no charge for the Systematic Withdrawal Program and You may terminate your participation at any time.
It is important to note:
•	If your Account Value is reduced to zero on or after the Lifetime Withdrawal Age because you make a Non-Excess Withdrawal, we will first pay you any Remaining Annual Benefit Payment in effect at the time the Account Value is reduced to zero. Effective as of your next Contract Anniversary, we will then begin making monthly payments, using the applicable GLWB Lifetime Guarantee Rate (see “GLWB Rate Table”) multiplied by the Benefit Base, to you for the rest of your life. If, however, your Account Value is reduced to zero on or after the Lifetime Withdrawal Age because there are insufficient funds to deduct any GLWB optional benefit charge from your Account Value, we will begin making monthly payments, using the applicable GLWB Lifetime Guarantee Rate, to You for the rest of your life.
•	If your Account Value is reduced to zero prior to the Lifetime Withdrawal Age because there are insufficient funds to deduct any GLWB optional benefit charge from your Account Value, we will begin making monthly payments, using the GLWB Lifetime Guarantee Rate that corresponds to the Lifetime Withdrawal Age to you for the rest of your life.
•	If your Account Value is reduced to zero due to a withdrawal prior to the Lifetime Withdrawal Age or because you make an Excess Withdrawal, lifetime payments are not available, no further benefits will be payable under the GLWB optional benefit, and the GLWB optional benefit will terminate.
•	If your Contract has not been continued under spousal continuation described below, You may elect to have your Annual Benefit Payments paid for the life of You and your spouse, provided your spouse is no younger than the Minimum Spousal Age, using the applicable Joint Lifetime Guarantee Rate (see “GLWB Rate Table”.)
•	In all states other than New York: You may elect to receive a lump sum in lieu of lifetime payments. The lump sum value will be determined as of the date the Account Value is reduced to zero and will be a value determined based on the Annual Benefit Payments due to You, not including any Remaining Annual Benefit Payment payable in the current Contract Year. You will have a minimum of 30 days from the date of the Notice of this option to make this election. The lump sum will be payable on the Business Day the Notice is received. Payment of the lump sum will terminate the Contract and all obligations of the Company.
•	In New York only: You may elect to receive the commuted value of lifetime payments under the GLWB rider in a lump sum instead of lifetime payments. We will determine the amount of the lump sum as of the date the Account Value is reduced to zero, based on the Annual Benefit Payments due to You, not including any Remaining Annual Benefit Payment payable in the current Contract Year. When we determine the amount of the lump sum, we will calculate the present value by discounting the value of the stream of Annual Benefit Payments that would have been payable to You over your expected lifetime. In calculating the present value, we will determine the amount and number of Annual Benefit Payments (that is, the number of payments You would have received over your expected lifetime), and the discount rate for calculating the present value of those payments, based on life expectancy assumptions and interest rate conditions at the time of the calculation. The lump sum we offer You will be at least 90% of the present value that was calculated and will be determined in a nondiscriminatory manner. We will send You a Notice that specifies the amount of the Annual Benefit Payments, on the one hand, and the amount of the lump sum offered, on the other, so that You can make your decision as to which option to elect. You will have at least 45 days from the date of the Notice of this option to make this election. The lump sum will be payable on the Business Day the Notice is received. Payment of the lump sum will terminate the Contract and all obligations of the Company.
•	While we are making Annual Benefit Payments after the Account Value is reduced to zero, no death benefit will be available.
•	If You have elected the GLWB optional benefit, You should carefully consider when to begin taking withdrawals. If You begin taking withdrawals too soon, You may limit the value of the GLWB optional benefit, because the Benefit Base may not be increased by the Rollup Rate and the GLWB Withdrawal Rate is determined by when you take your first withdrawal after the Lifetime Withdrawal Age (see “GLWB Rate Table”). As shown in the GLWB Rate Table, waiting to take your first withdrawal may result in a higher GLWB Withdrawal Rate. If You delay taking withdrawals for too long, You may limit the number of years available for You to take withdrawals in the future (due to life expectancy) and You may be paying for a benefit You are not using.
•	At any time during the pay-in phase, You can elect to annuitize under current annuity rates in lieu of continuing the GLWB optional benefit. Annuitization may provide higher income amounts if the current annuity option rates applied to the Account Value on the date payments begin exceed the payments under the GLWB optional benefit. Also, income provided by annuitizing under current annuity rates may be higher due to different tax treatment of this income compared to the tax treatment of the payments received under the GLWB optional benefit.
GLWB Variations.    We offered two different variations of the GLWB optional benefit. The two variations of the Contract are FlexChoice Level and FlexChoice Expedite. The GLWB Withdrawal Rate and GLWB Lifetime Guarantee Rate vary depending on the variation You chose. Depending on your expectations and preferences, You could choose the variation that would best meet your needs.
Prior to issuance, You could select either:
•	FlexChoice Level: offers a steady GLWB Withdrawal Rate and GLWB Lifetime Guarantee Rate throughout your lifetime; or

•	FlexChoice Expedite: offers a higher GLWB Withdrawal Rate while your Account Value is greater than zero and a reduced GLWB Lifetime Guarantee Rate if your Account Value is reduced to zero.
For both variations, You may elect to have your Annual Benefit Payments paid for the life of You and your spouse, provided your spouse is no younger than the Minimum Spousal Age, using the applicable Joint Lifetime Guarantee Rate (see “GLWB Rate Table”).
Managing Your Withdrawals.    It is important that You carefully manage your annual withdrawals. To retain the full guarantees of this optional benefit, your annual withdrawals (including any Withdrawal Charge) cannot exceed the Annual Benefit Payment each Contract Year. In other words, You should not take Excess Withdrawals. If You do take an Excess Withdrawal, we will recalculate the Benefit Base in the same proportion that the Withdrawal (including any Withdrawal Charge) reduces the Account Value and reduce the Annual Benefit Payment to the new Benefit Base multiplied by the applicable GLWB Withdrawal Rate. In addition, You should not take withdrawals of any amount prior to the Lifetime Withdrawal Age. If You take a withdrawal prior to the Lifetime Withdrawal Age, we will recalculate the Benefit Base in the same proportion that the withdrawal (including any Withdrawal Charge) reduces the Account Value. These reductions in the Benefit Base caused by withdrawals prior to the Lifetime Withdrawal Age, and in the Benefit Base and the Annual Benefit Payment caused by Excess Withdrawals, may be significant. You are still eligible to receive lifetime payments so long as the Excess Withdrawal, or withdrawal prior to the Lifetime Withdrawal Age did not cause your Account Value to decline to zero. An Excess Withdrawal (or any withdrawal prior to the Lifetime Withdrawal Age) that reduces the Account Value to zero will terminate the Contract and cause lifetime payments to not be available.
If You take an Excess Withdrawal in a Contract Year, You may be able to reduce the impact of the Excess Withdrawal on Your Benefit Base and Annual Benefit Payment by making two separate withdrawals (on different days) instead of a single withdrawal. The first withdrawal should be equal to your Annual Benefit Payment (or Remaining Annual Benefit Payment if withdrawals have already occurred in the Contract Year); this withdrawal will not reduce your Benefit Base (and Annual Benefit Payment). The second withdrawal (on a subsequent day) should be for the amount in excess of the Annual Benefit Payment (or Remaining Annual Benefit Payment); this withdrawal will reduce Your Benefit Base and Annual Benefit Payment. For an example of taking multiple withdrawals in this situation, see Appendix G, “Withdrawals — Withdrawals After the Lifetime Withdrawal Age — Excess Withdrawals.”
You can always make Non-Excess Withdrawals. However, if You choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Remaining Annual Benefit Payment does not carry over into subsequent Contract Years. For example, if your Annual Benefit Payment is 4% of your Benefit Base, You cannot withdraw 2% in one year and then withdraw 6% the next year without making an Excess Withdrawal in the second year.
Income taxes and penalties may apply to your withdrawals. Withdrawal Charges may apply to withdrawals during the first Contract Year unless You take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal Charges will also apply to withdrawals of purchase payments that exceed the free withdrawal amount in any Contract Year. (See “Charges — Withdrawal Charges.”)
Required Minimum Distributions.    For IRAs and other Contracts subject to Section 401(a)(9) of the Code, You may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 72 (70 1⁄2 if you were 70 1⁄2 before January 1, 2020). If your Contract is an IRA or other Contract subject to Section 401(a)(9) of the Code, and the required distributions are larger than the Annual Benefit Payment, we will increase your Annual Benefit Payment to the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater).

If:
(1)	You are enrolled in the automated required minimum distribution service or in both the automated required minimum distribution service and the Systematic Withdrawal Program;
(2)	You do not take additional withdrawals outside of these two programs; and
(3)	your Remaining Annual Benefit Payment for the Contract Year is equal to zero;
we will increase your Annual Benefit Payment by the amount of the withdrawals that remain to be taken in that Contract Year under the program or programs in which You are enrolled. This will prevent the withdrawal from exceeding the Annual Benefit Payment.
See “Use of Automated Required Minimum Distribution Service and Systematic Withdrawal Program With GLWB” below for more information on the automated required minimum distribution service and the Systematic Withdrawal Program.
Automatic Step-Up.    On each Contract Anniversary prior to the Contract Owner’s 91st birthday, an Automatic Step-Up will occur, provided that the Account Value on that date exceeds the Benefit Base immediately before the Automatic Step-Up (and provided that You have not chosen to decline the Automatic Step-Up as described below).
The Automatic Step-Up:
•	will increase the Benefit Base to the Account Value on the date of the Automatic Step-Up regardless of whether or not You have taken any withdrawals;
•	will increase the Annual Benefit Payment to equal the applicable GLWB Withdrawal Rate multiplied by the Benefit Base after the Automatic Step-Up; and
•	may increase the GLWB optional benefit charge to a rate that does not exceed the lower of: (a) the GLWB optional benefit maximum charge (2.00%) or (b) the current rate that we would charge for the same optional benefit with the same benefits, if available for new contract purchases at the time of the Automatic Step-Up.
In the event that your GLWB optional benefit charge would increase with the Automatic Step-Up, we will notify You in writing a minimum of 30 days in advance of the applicable Contract Anniversary and inform You that You may choose to decline the Automatic Step-Up and related increased GLWB optional benefit charge. If You elect to decline the Automatic Step-Up, You must notify us in writing at your Administrative Office no less than seven calendar days prior to the applicable Contract Anniversary. Once You notify us of your decision to decline the Automatic Step-Up, You will no longer be eligible for future Automatic Step-Ups until You notify us in writing at your Administrative Office that You wish to reinstate the Automatic Step-Ups. This reinstatement will take effect at the next Contract Anniversary after we receive your request for reinstatement. If your Contract has both the GLWB optional benefit and the GLWB Death Benefit (see “Guaranteed Lifetime Withdrawal Benefit — Death Benefit” below), and You choose to decline the Automatic Step-Up, the Automatic Step-Up for both the Benefit Base and the GLWB Death Benefit Base will no longer be eligible for future Automatic Step-Ups until You elect to reinstate the Automatic Step-Ups. You may not elect to decline the Automatic Step-Up for only one of the two optional benefits.
Cancellation and Guaranteed Principal Adjustment.    You may elect to cancel the GLWB optional benefit on the Contract Anniversary every five Contract Years for the first 10 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable Contract Anniversary in accordance with our administrative procedures (currently we require You to submit your request in writing to your Administrative Office). The cancellation will take effect upon our receipt of your request. If cancelled, the GLWB optional benefit will terminate, we will no longer deduct the GLWB optional benefit charge, and the investment allocation restrictions described in “Your Investment Choices — Investment Allocation Restrictions For Certain Optional Benefits — Investment Allocation and Other Purchase Payment Restrictions for the GLWB” will no longer apply. The Contract, however, will continue.
If You cancel the GLWB optional benefit on the 10th Contract Anniversary or any Contract Anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account Value if (a) exceeds (b), as defined below. The Guaranteed Principal Adjustment is intended to restore your initial investment in the Contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) – (b) where:
(a)	is purchase payments credited within 120 days of the date that we issued the Contract, reduced by the Proportional Adjustment attributable to any partial withdrawals taken (including any applicable Withdrawal Charges); and
(b)	is the Account Value on the date of cancellation.
The Guaranteed Principal Adjustment will be added to each applicable Division in the ratio the portion of the Account Value in such Division bears to the total Account Value in all Divisions. The Guaranteed Principal Adjustment will never be less than zero.
It is important to note that only purchase payments made during the first 120 days that You hold the Contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract Owners who anticipate making purchase payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. However, because purchase payments made after 120 days will increase your Account Value such purchase payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, the GLWB optional benefit may not be appropriate for You if You intend to make additional purchase payments after the 120-day period and are purchasing the GLWB optional benefit for its Guaranteed Principal Adjustment feature.
Investment Allocation Restrictions.    For a detailed description of the GLWB investment allocation restrictions see “Your Investment Choices — Investment Allocation Restrictions For Certain Optional Benefits — Investment Allocation and Other Purchase Payment Restrictions for the GLWB.”
Restrictions on Subsequent Purchase Payments.    For a detailed description of the restrictions or potential restrictions on subsequent purchase payments that may apply for your version of the GLWB, see the applicable subsection of “Your Investment Choices — Investment Allocation Restrictions For Certain Optional Benefits — Investment Allocation and Other Purchase Payment Restrictions for the GLWB.”
Withdrawal Charge.    We will apply a Withdrawal Charge to withdrawals from purchase payments as described in “Charges — Withdrawal Charges” (also see “Charges — Withdrawal Charges — Free Withdrawal Amount” and “Access to Your Money — Systematic Withdrawal Program”).
Taxes.     Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1⁄2, a 10% Federal income tax penalty may apply.
Tax Treatment.    The tax treatment of withdrawals under the GLWB optional benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the Benefit Base under the GLWB optional benefit at the time of the withdrawal, if the Benefit Base is greater than the Account Value (prior to Withdrawal Charges, if applicable). This could result in a greater amount of taxable income reported under a withdrawal and conceivably a limited ability to recover any remaining basis if there is a loss on surrender of the Contract. Consult your tax adviser prior to purchase.

Ownership.     If You, the Owner, are a natural person, You must also be the Annuitant. If a non-natural person owns the Contract, then the Annuitant will be considered the Contract Owner in determining the issue age and Annual Benefit Payment. If Joint Contract Owners are named, the age of the older Joint Contract Owner will be used to determine the issue age and Annual Benefit Payment. For the purposes of the Guaranteed Lifetime Withdrawal Benefit section of the Prospectus, “You” always means the Contract Owner, older Joint Contract Owner or the Annuitant, if the Contract Owner is a non-natural person.
GLWB and Decedent Contracts.    If You are purchasing this Contract with a nontaxable transfer of the death benefit proceeds of any annuity Contract or IRA (or any other tax-qualified arrangement) of which You were the Eligible Designated Beneficiary and You are “stretching” the distributions under the Internal Revenue Service required distribution rules, You may not purchase a GLWB optional benefit.
Termination of the GLWB Optional Benefit.    The GLWB optional benefit will terminate upon the earliest of:
(1)	the date of a full withdrawal of the Account Value that is: (a) an Excess Withdrawal or a withdrawal prior to the Lifetime Withdrawal Age (a pro rata portion of the optional benefit charge will be assessed); or (b) a Non-Excess Withdrawal (You are still eligible to receive the Annual Benefit Payment, provided the provisions and conditions of the optional benefit have been met) (a pro rata portion of the optional benefit charge will not be assessed);
(2)	the date You apply any portion of the Account Value to an income payment type (a pro rata portion of the optional benefit charge will be assessed);
(3)	the date there are insufficient funds to deduct the GLWB optional benefit charge from the Account Value and your Contract is thereby terminated (whatever Account Value is available will be applied to pay the optional benefit charge and You are still eligible to receive the Annual Benefit Payment, provided the provisions and conditions of the optional benefit have been met; however, You will have no other benefits under the Contract);
(4)	the death of the Contract Owner or Joint Contract Owner (or the Annuitant if the Contract Owner is a non-natural person), except where the primary Beneficiary is the spouse and the spouse elects to continue the Contract under the spousal continuation provisions of the Contract (see “Spousal Continuation” below);
(5)	the death of the Contract Owner after the first spousal continuation;
(6)	a change of the Contract Owner or Joint Contract Owner for any reason subject to our administrative procedures (a pro rata portion of the optional benefit charge will be assessed);
(7)	the date You assign your Contract, subject to our administrative procedures (a pro rata portion of the optional benefit charge will be assessed);
(8)	the effective date of the cancellation of the optional benefit; or
(9)	the termination of the Contract to which the optional benefit is attached, other than due to death (a pro rata portion of the optional benefit charge will be assessed).
Under our current administrative procedures, we will waive the termination of the GLWB optional benefit if You assign a portion of the Contract under the following limited circumstances: if the new Contract Owner or assignee assumes full ownership of the Contract and is essentially the same person or if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Code to fund premiums for a long term care insurance policy or purchase payments for an annuity Contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable Withdrawal Charges.

Once the optional benefit is terminated, the GLWB optional benefit charge will no longer be deducted and the GLWB investment allocation restrictions and any purchase payment restrictions will no longer apply.
Spousal Continuation.    Subject to the Minimum Spousal Age (see “GLWB Rate Table”), if your spouse continues the Contract under the spousal continuation provisions of the Contract, and the GLWB is in effect at the time of the continuation, then the same terms and conditions that applied to the Contract Owner under the GLWB will continue to apply to the surviving spouse, and the surviving spouse is guaranteed to receive lifetime income regardless of investment performance, subject to the conditions described in “Operation of the GLWB” and, provided the GLWB is not terminated or cancelled (see “Termination of the GLWB Optional Benefit” above). If your spouse is younger than the Minimum Spousal Age, your spouse may continue the Contract; however, the GLWB will terminate.
If no withdrawal has been made after the Lifetime Withdrawal Age and the Contract has been continued under spousal continuation, then the first withdrawal by the new Contract Owner after the new Contract Owner reaches the Lifetime Withdrawal Age will determine the GLWB Withdrawal Rate. However, if a withdrawal has been made after the Lifetime Withdrawal Age by the Contract Owner prior to the Contract Owner’s death, the GLWB Withdrawal Rate that applies after spousal continuation will be the same as the GLWB Withdrawal Rate in effect prior to spousal continuation.
If the GLWB is continued under Spousal Continuation and the Account Value is subsequently reduced to zero because of a Non-Excess Withdrawal, or because there are insufficient funds to deduct any GLWB optional benefit charge from the Account Value, lifetime payments will be made using the applicable Single Lifetime Guarantee Rate (see “GLWB Rate Table”) to your spouse (the new Contract Owner) for the rest of his or her life. The Joint Lifetime Guarantee Rate is not available after Spousal Continuation (see “GLWB Rate Table”).
The GLWB will not terminate upon the first Spousal Continuation of the Contract; however, it will terminate upon any subsequent Spousal Continuations.
Guaranteed Lifetime Withdrawal Benefit and Annuitization. Since the Annuity Date at the time You purchase the Contract is the later of age 90 of the Annuitant or 10 years from Contract Issue, You must make an election if You would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, and our current established administrative procedures). If You elect to extend your Annuity Date to the latest date permitted, and that date is reached, your Contract must be annuitized (see “Pay-Out Options (or Income Options)”), or You must make a complete withdrawal of your Account Value. Annuitization may provide higher income amounts than the payments under the GLWB, depending on the applicable annuity rates and your Account Value on the Annuity Date. Also, income provided by annuitizing under the applicable annuity rates may be higher due to different tax treatment of this income compared to the tax treatment of the payments received under the GLWB optional benefit.
If You annuitize at the latest date permitted, You must elect one of the following options:
(1) Annuitize the Account Value under the Contract’s annuity provisions.
(2) If you are eligible for lifetime withdrawals under the GLWB, elect to receive the Annual Benefit Payment paid each year until your death (or the later of You and your spousal Beneficiary’s death).
If You do not select an income payment type or elect to receive payments under the GLWB optional benefit, we will annuitize your Contract under the Lifetime Income Annuity with a 10-Year Guarantee period income payment type. However, if we do, we will adjust your payment or income payment type, if necessary, so your aggregate payments will not be less than what You would have received under the GLWB optional benefit.

(See Appendix G for examples of the GLWB.)
Use of Automated Required Minimum Distribution Service and Systematic Withdrawal Program With GLWB
For IRAs and other Contracts subject to Section 401(a)(9) of the Code, You may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 72 (70 1⁄2 if you were 70 1⁄2 before January 1, 2020).
Used with the GLWB optional benefit, our automated required minimum distribution service can help You fulfill minimum distribution requirements with respect to your Contract without reducing the Benefit Base on a proportionate basis. (Reducing the Benefit Base on a proportionate basis could have the effect of reducing or eliminating the guarantees of the GLWB optional benefit.) The automated required minimum distribution service calculates minimum distribution requirements with respect to your Contract and makes payments to You on a monthly, quarterly, semi-annual or annual basis.
Alternatively, You may choose to enroll in the both the automated required minimum distribution service and the Systematic Withdrawal Program (see “Access to Your Money — Systematic Withdrawal Program”). In order to avoid taking withdrawals that could reduce the Benefit Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed the Annual Benefit Payment each Contract Year. Any amounts above the Annual Benefit Payment that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the automated required minimum distribution service. For example, if You elect the GLWB optional benefit, enroll in the Systematic Withdrawal Program and elect to receive monthly payments equal to the Annual Benefit Payment, You should also enroll in the automated required minimum distribution service and elect to receive your automated required minimum distribution service payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.
If You enroll in either the automated required minimum distribution service or both the automated required minimum distribution service and the Systematic Withdrawal Program, You should not make additional withdrawals outside the programs. Additional withdrawals may result in the Benefit Base and Annual Benefit Payment being reduced.
To enroll the automated required minimum distribution service and/or the Systematic Withdrawal Program, please contact your Administrative Office.
Guaranteed Lifetime Withdrawal Benefit — Death Benefit (the “GLWB Death Benefit”)
If You elected the GLWB optional benefit, You will receive the Standard Death Benefit, as described under “Death Benefit — Generally — Standard Death Benefit.” However, in states where approved, you could also elect the GLWB Death Benefit for an additional charge when you elected the GLWB optional benefit if You were at least age 50 and not older than age 65 at the effective date of your Contract.
The GLWB Death Benefit was not available for purchase in New York or Washington. The GLWB Death Benefit was available for purchase in Minnesota and Pennsylvania starting on May 4, 2015 and in all other states starting on February 14, 2015.

You should understand that by electing both the GLWB optional benefit and the GLWB Death Benefit, You are paying for and receiving both a living benefit and a death benefit and the cost of the combined optional benefits is higher than the cost of either a GLWB optional benefit or other available death benefits individually. Please note that other standard or optional death benefits are available under the Contract. You should also understand that once GLWB optional benefit lifetime payments begin or the GLWB optional benefit terminates, the GLWB Death Benefit will be terminated.
Summary of the GLWB Death Benefit
Under the GLWB Death Benefit, we calculate a “GLWB Death Benefit Base” that, if greater than the Standard Death Benefit, then this death benefit amount will be paid instead of the Standard Death Benefit. All other provisions of your Contract’s death benefit will apply.
(See Appendix H for examples illustrating the operation of the GLWB Death Benefit.)
Operation of the GLWB Death Benefit
The following section describes how the GLWB Death Benefit operates. When reading the following descriptions of the operation of the GLWB Death Benefit (for example, “Excess Withdrawals,” “Non-Excess Withdrawals,” “Rollup Rate,” “Rollup Rate Period End Date,” “Automatic Step-Up” and “Benefit Base”), refer to the “Guaranteed Lifetime Withdrawal Benefit” section above.
If You elect the GLWB Death Benefit, the amount of the death benefit will be the greater of:
(1)	the GLWB Death Benefit Base; and
(2)	the Standard Death Benefit calculated under your Contract.
(See Appendix H for examples illustrating the operation of the GLWB Death Benefit.)
GLWB Death Benefit Base.    The GLWB Death Benefit Base is an amount used to determine your death benefit, and is also the amount the GLWB Death Benefit optional benefit charge is applied. As of the Issue Date, the initial GLWB Death Benefit Base is equal to your initial purchase payment. The GLWB Death Benefit Base will be increased by the amount of each purchase payment made, and reduced for all withdrawals as described below.
The GLWB Death Benefit Base cannot be withdrawn in a lump sum.
Managing Your Withdrawals.    It is important that You carefully manage your annual withdrawals to retain the full benefit of this optional benefit. In other words, You should not take Excess Withdrawals.
If You take an Excess Withdrawal, we will reduce the GLWB Death Benefit Base in the same proportion that the withdrawal (including any Withdrawal Charge) reduces the Account Value. The reduction in the GLWB Death Benefit Base may be significant. You are still eligible to receive the death benefit so long as the Account Value does not decline to zero.
Any withdrawals taken prior to the date you reach the Lifetime Withdrawal Age will trigger a Proportional Adjustment to the GLWB Death Benefit Base.
After the Lifetime Withdrawal Age, the GLWB Death Benefit Base will be reduced for all withdrawals. Non-Excess Withdrawals reduce the GLWB Death Benefit Base by the amount of the withdrawal. Excess Withdrawals, and any subsequent withdrawals that occur in that Contract Year, trigger a Proportional Adjustment to the GLWB Death Benefit Base.

If You take an Excess Withdrawal in a Contract Year, You may be able to reduce the impact of the Excess Withdrawal on your GLWB Death Benefit Base by making two separate withdrawals (on different days) instead of a single withdrawal. The first withdrawal should be equal to your Annual Benefit Payment (or Remaining Annual Benefit Payment if withdrawals have already occurred in the Contract Year); this withdrawal will reduce your GLWB Death Benefit Base by the amount of the withdrawal. The second withdrawal (on a subsequent day) should be for the amount in excess of the Annual Benefit Payment (or remaining Annual Benefit Payment); this withdrawal will cause a Proportional Adjustment to your GLWB Death Benefit Base. For an example of taking multiple withdrawals in this situation, see Appendix H, Withdrawals — Withdrawals After the Lifetime Withdrawal Age — Excess Withdrawals.”
On each Contract Anniversary on or before the Rollup Rate Period End Date, if no withdrawals occurred in the previous Contract Year, the GLWB Death Benefit Base will be increased by an amount equal to the Rollup Rate multiplied by the GLWB Death Benefit Base before such increase. The GLWB Death Benefit Base will not be increased by the Rollup Rate if: (1) a withdrawal has occurred in the Contract Year ending immediately prior to that Contract Anniversary, or (2) after the Rollup Rate Period End Date.
The Rollup Rate, if applicable, is applied before deducting any optional benefit charge and before taking into account any Automatic Step-Up occurring on such Contract Anniversary. The GLWB Death Benefit Base may also increase due to an Automatic Step-Up.
Automatic Step-Up. If an Automatic Step-Up increases the Benefit Base to the Account Value on the date of the Automatic Step-Up (see “Guaranteed Lifetime Withdrawal Benefit — Automatic Step-Up”), the GLWB Death Benefit Base will also increase to the Account Value, after deducting any optional benefit charge but prior to processing any transactions on such date.
The Automatic Step-Up:
•	will increase the GLWB Death Benefit Base to the Account Value on the date of the Automatic Step-Up regardless of whether or not You have taken any withdrawals; and
•	may increase the GLWB Death Benefit optional benefit charge to a rate that does not exceed the lower of: (a) the GLWB maximum optional benefit charge (1.20%) or (b) the current rate that we would charge for the same optional benefit with the same benefits, if available for new Contract purchases at the time of the Automatic Step-Up.
If however, the GLWB Death Benefit optional benefit charge currently applicable to such Automatic Step-Up is less than or equal to your GLWB Death Benefit optional benefit charge your rate will not change.
You may choose to decline the Automatic Step-Up and related increased GLWB Death Benefit optional benefit charge. Once You notify us of your decision to decline the Automatic Step-Up, You will no longer be eligible for future Automatic Step-Ups until You notify us in writing at your Administrative Office that You wish to reinstate the Automatic Step-Ups (see “Guaranteed Lifetime Withdrawal Benefit — Automatic Step-Up” above.)
Termination of the GLWB Death Benefit.    If the GLWB optional benefit is cancelled or terminated as described above under “Guaranteed Lifetime Withdrawal Benefit — Termination of the GLWB Optional Benefit”, the GLWB Death Benefit will terminate and the GLWB Death Benefit charge will no longer be deducted.

Spousal Continuation.    For information on Spousal Continuation, see the “Operation of the GLWB — Spousal Continuation” section.
GLWB Rate Table
The GLWB Rate Table lists the following for the GLWB optional benefit.
•	Rollup Rate: Prior to the Rollup Rate Period End Date, the minimum rate at which the Benefit Base is increased at each Contract Anniversary if a withdrawal has not occurred in the previous Contract Year.
•	Rollup Rate Period End Date: The period of time following the Contract issue date during which the Benefit Base (and the GLWB Death Benefit Base, if applicable), will be increased by an amount equal to the Rollup Rate multiplied by the Benefit Base (or GLWB Death Benefit Base, if applicable).
•	GLWB Withdrawal Rate: After the Lifetime Withdrawal Age, if You take withdrawals that do not exceed the GLWB Withdrawal Rate multiplied by the Benefit Base (the “Annual Benefit Payment”) such withdrawals will not reduce the Benefit Base and Annual Benefit Payment. (Taking withdrawals that exceed the Annual Benefit Payment will reduce the Benefit Base and Annual Benefit Payment and may have a significant negative impact on the value of the benefits available under the GLWB — see “Operation of the GLWB — Managing your Withdrawals.”) For IRAs and other qualified Contracts, also see “Operation of the GLWB — Required Minimum Distributions.”
•	GLWB Lifetime Guarantee Rate: If your Account Value is reduced to zero after the Lifetime Withdrawal Age because you make a Non-Excess Withdrawal, we will first pay you any Remaining Annual Benefit Payment in effect at the time the Account Value is reduced to zero (see “Annual Benefit Payment” above). Effective as of your next Contract Anniversary, we will then begin making monthly payments, using the applicable GLWB Lifetime Guarantee Rate multiplied by the Benefit Base, to you for the rest of your life. If your Account Value is reduced to zero after the Lifetime Withdrawal Age because there are insufficient funds to deduct any optional benefit charge from your Account Value, we will begin making monthly payments, using the applicable GLWB Lifetime Guarantee Rate, to You for the rest of your life.
Different Versions of the GLWB.    From time to time, we may introduce new versions of the GLWB optional benefit. If we introduce a new version of the optional benefit, we generally will do so by updating the GLWB Rate Table to show the new version, together with any prior versions, the dates each optional benefit version was offered, and the specific rates and other terms applicable to each version. Changes to the GLWB Rate Table after the date of this prospectus, reflecting a new version of the optional benefit, will be made in a supplement to the Prospectus.
GLWB Rate Table
FlexChoice Level
Offers a steady GLWB Withdrawal Rate and GLWB Lifetime Guarantee Rate throughout your lifetime.

For Contracts issued in all states other than New York State.
Date First Available	Date Last Available	Rollup Rate	Rollup Rate Period End Date	Lifetime Withdrawal Age	Minimum Issue Age/Minimum Spousal Age	GLWB Withdrawal Rate (When Account Value is greater than $0)		GLWB Lifetime Guarantee Rate (When Account Value is reduced to $0)
02/14/15	06/22/16	5.00%	10th Contract Anniversary	59 1⁄2	Minimum Issue Age: You must be at least 50 years old at Contract issue. Minimum Spousal Age: Your Spouse’s Date of Birth may not be more than 10 years after your Date of Birth.	Age at 1st Withdrawal After Age 59 1⁄2	Withdrawal Rate	Single Lifetime Guarantee Rate	Joint Lifetime Guarantee Rate
						59 1⁄2 to less than 65	4.00%	4.00%	3.00%
						65 to less than 75	5.00%	5.00%	4.00%
						75 to less than 80	5.25%	5.25%	4.25%
						80+	5.75%	5.75%	4.75%

For Contracts issued in New York State only.
Date First Available	Date Last Available	Rollup Rate	Rollup Rate Period End Date	Lifetime Withdrawal Age	Minimum Issue Age/Minimum Spousal Age	GLWB Withdrawal Rate (When Account Value is greater than $0)		GLWB Lifetime Guarantee Rate (When Account Value is reduced to $0)
02/14/15	06/22/16	5.00%	10th Contract Anniversary	59 1⁄2	Minimum Issue Age: You must be at least 60 years old at Contract issue. Minimum Spousal Age: Your Spouse’s Date of Birth may not be more than 4 years after your Date of Birth.	Age at 1st Withdrawal After Age 59 1⁄2	Withdrawal Rate	Single Lifetime Guarantee Rate	Joint Lifetime Guarantee Rate
						59 1⁄2 to less than 65	4.00%	4.00%	3.00%
						65 to less than 75	5.00%	5.00%	3.60%
						75 to less than 80	5.25%	5.25%	4.25%
						80+	5.75%	5.75%	4.75%

FlexChoice Expedite
Offers a higher GLWB Withdrawal Rate while your Account Value is greater than zero and a reduced GLWB Lifetime Guarantee Rate if your Account Value is reduced to zero.

For Contracts issued in all states other than New York State.
Date First Available	Date Last Available	Rollup Rate	Rollup Rate Period End Date	Lifetime Withdrawal Age	Minimum Issue Age/Minimum Spousal Age	GLWB Withdrawal Rate (When Account Value is greater than $0)		GLWB Lifetime Guarantee Rate (When Account Value is reduced to $0)
02/14/15	06/22/16	5.00%	10th Contract Anniversary	59 1⁄2	Minimum Issue Age: You must be at least 50 years old at Contract issue. Minimum Spousal Age: Your Spouse’s Date of Birth may not be more than 10 years after your Date of Birth.	Age at 1st Withdrawal After Age 59 1⁄2	Withdrawal Rate	Age When Account Value is Reduced to Zero	Single Lifetime Guarantee Rate	Joint Lifetime Guarantee Rate
						59 1⁄2 to less than 65	5.00%	79 or younger	3.00%	2.00%
								80 or older	3.25%	2.25%
						65 to less than 75	6.00%	79 or younger	4.00%	3.00%
								80 or older	4.25%	3.25%
						75 to less than 80	6.00%	79 or younger	4.00%	3.00%
								80 or older	4.25%	3.25%
						80+	6.75%	79 or younger	N/A	N/A
								80 or older	5.00%	4.00%

For Contracts issued in New York State only.
Date First Available	Date Last Available	Rollup Rate	Rollup Rate Period End Date	Lifetime Withdrawal Age	Minimum Issue Age/Minimum Spousal Age	GLWB Withdrawal Rate (When Account Value is greater than $0)		GLWB Lifetime Guarantee Rate (When Account Value is reduced to $0)
02/14/15	06/22/16	5.00%	10th Contract Anniversary	59 1⁄2	Minimum Issue Age: You must be at least 60 years old at Contract issue. Minimum Spousal Age: Your Spouse’s Date of Birth may not be more than 4 years after your Date of Birth.	Age at 1st Withdrawal After Age 59 1⁄2	Withdrawal Rate	Age When Account Value is Reduced to Zero	Single Lifetime Guarantee Rate	Joint Lifetime Guarantee Rate
						59 1⁄2 to less than 65	5.00%	79 or younger	3.00%	2.00%
								80 or older	3.25%	2.25%
						65 to less than 75	6.00%	79 or younger	4.00%	3.00%
								80 or older	4.25%	3.25%
						75 to less than 80	6.00%	79 or younger	4.00%	3.00%
								80 or older	4.25%	3.25%
						80+	6.75%	79 or younger	N/A	N/A
								80 or older	5.00%	4.00%

(1)	The GLWB was available for purchase in Minnesota and Pennsylvania starting on May 4, 2015 and New York starting on August 31, 2015. The GLWB was available for purchase in all other states starting on February 14, 2015. The GLWB Death Benefit was not available for purchase in Washington or New York. The GLWB Death Benefit was available for purchase in Minnesota and Pennsylvania starting on May 4, 2015. The GLWB Death Benefit was available for purchase in all other states starting on February 14, 2015.

Pay-Out Options (or Income Options)
Y	ou may convert your Contract into a regular stream of income after your “pay-in” or “accumulation” phase. The pay-out phase is often referred to as either “annuitizing” your Contract or taking an income annuity. When You select your pay-out option, You will be able to choose from the range of options we then have available. You have the flexibility to select a stream of income to meet your needs. If You decide You want a pay-out option, we withdraw some or all of your Account Value (less any premium taxes and applicable Contract fees), then we apply the net amount to the option. See “Federal Tax Considerations” for a discussion of partial annuitization. You are required to hold your Contract for at least 30 days (one year for the Class B Plus Contract) from the date we issue the Contract before You annuitize. When You purchase the Contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant’s 90th birthday or 10 years from the date your Contract was issued. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us (subject to restrictions that may apply in your state, and our current established administrative procedures). Although guaranteed annuity purchase rates for the B Plus Class are the same as those for the other classes of the Contract, current annuity purchase rates for the B Plus Class may be lower than the other classes of the Contract. You must convert at least $5,000 of your Account Value to receive income payments. Please be aware that once your Contract is annuitized, You are ineligible to receive the death benefit You have selected. Additionally, if You have selected an optional living benefit, such as a GMIB, GWB or GLWB, annuitizing your Contract terminates the optional benefit, including any death benefit provided by the optional benefit and any Guaranteed Principal Option (or the Guaranteed Principal Adjustment for GLWB) that may also be provided by the optional benefit.
When considering a pay-out option, You should think about whether You want:
■	Payments guaranteed by us for the rest of your life (or for the rest of two lives) or the rest of your life (or for the rest of two lives) with a guaranteed period; and
■	A fixed dollar payment or a variable payment.
Your income option provides You with a regular stream of payments for either your lifetime or your lifetime with a guaranteed period.
You may choose the frequency of your income payments (choosing less frequent payments will result in each income payment being larger). For example, You may receive your payments on a monthly, quarterly, semiannual or annual basis.
Your income payment amount will depend upon your choices. For lifetime options, the age and sex (where permitted), of the measuring lives (Annuitants) will also be considered. For example, if You select a pay-out option guaranteeing payments for your lifetime and your spouse’s lifetime, your payments will typically be lower than if You select a pay-out option with payments over only your lifetime. Income payment types that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or Joint Annuitant is alive (such as Lifetime Income Annuity with a Guarantee Period and Lifetime Income Annuity for Two with a Guarantee Period, as defined below) result in income payments that are smaller than with income payment types without such a guarantee (such as Lifetime Income Annuity and Lifetime Income Annuity for Two, as defined below). In addition, to the extent the income payment type has a guarantee period, choosing a shorter guarantee period will result in each income payment being larger.

We do not guarantee that your variable payments will be a specific amount of money. You may choose to have a portion of the payment fixed and guaranteed under the Fixed Income Option. Should our current annuity rates for a fixed pay-out option for your class of the Contract provide for greater payments than those guaranteed in your Contract, the greater payment will be made.
Income Payment Types
C	urrently, we provide You with a wide variety of income payment types to suit a range of personal preferences. You decide the income pay-out type when You decide to take a pay-out option. Your decision is irrevocable.
There are three people who are involved in payments under your pay-out option:
■	Contract Owner: the person or entity which has all rights including the right to direct who receives payment.
■	Annuitant: the natural person whose life is the measure for determining the duration and the dollar amount of payments.
■	Beneficiary: the person who receives continuing payments or a lump sum payment, if any, if the Contract Owner dies.
Many times, the Contract Owner and the Annuitant are the same person.
When deciding how to receive income, consider:
■	The amount of income You need;
■	The amount You expect to receive from other sources;
■	The growth potential of other investments; and
■	How long You would like your income to be guaranteed.
The following income payment types are currently available. We may make available other income payment types if You so request and we agree. Where required by state law or under a qualified retirement plan, the Annuitant’s sex will not be taken into account in calculating income payments. Annuity rates will not be less than the rates guaranteed in the Contract at the time of purchase for the AIR and income payment type elected. Due to underwriting, administrative or Code considerations, the choice of the percentage reduction and/or the duration of the guarantee period may be limited. Tax rules with respect to decedent Contracts may prohibit election of Lifetime Income Annuity for Two income types and/or may also prohibit payments for as long as the owner’s life in certain circumstances.
Lifetime Income Annuity: A variable income that is paid as long as the Annuitant is living.
Lifetime Income Annuity with a Guarantee Period: A variable income that continues as long as the Annuitant is living but is guaranteed to be paid for a number of years. If the Annuitant dies before all of the guaranteed payments have been made, payments are made to the Contract Owner of the annuity until the end of the guarantee period. If the Contract Owner dies during the guarantee period, payments will be made to the beneficiary in accordance with the Code. No payments are made once the guarantee period has expired and the Annuitant is no longer living.
Lifetime Income Annuity for Two: A variable income that is paid to the Annuitant(s) as long as the Contract Owner is living. After the Contract Owner dies, payments continue to be made to the Annuitant(s) either for (1) life (provided certain Federal tax law requirements are met) or (2) ten (10) years. Payments made for life to the

Annuitant after the death of the Contract Owner may be the same as those made while the Contract Owner was living or may be a smaller percentage that is selected when the annuity is first converted to an income stream. No payments are made once the Annuitants are no longer living.
Lifetime Income Annuity for Two with a Guarantee Period: A variable income that continues as long as either of the two Annuitants is living but is guaranteed to be paid (unreduced by any percentage selected) for a number of years. If both Annuitants die before all of the guaranteed payments have been made, payments are made to the Contract Owner of the annuity until the end of the guaranteed period. If the Contract Owner dies during the guarantee period, payments will be made to the beneficiary in accordance with the Code. If one Annuitant dies after the guarantee period has expired, payments continue to be made as long as the other Annuitant is living. In that event, payments may be the same as those made while both Annuitants were living or may be a smaller percentage that is selected when the annuity is first converted to an income stream. No payments are made once the guarantee period has expired and both Annuitants are no longer living.
Allocation
Y	ou decide how your money is allocated among the Fixed Income Option and the Divisions.
Minimum Size of Your Income Payment
Y	our initial income payment must be at least $100. This means that the amount used from a Contract to provide a pay-out option must be large enough to produce this minimum initial income payment. We may reduce the frequency of your income payments to produce a payment of at least $100, in which case your payment will be made at least annually.
The Value of Your Income Payments
Amount of Income Payments
Variable Income Payments from a Division will depend upon the number of Annuity Units held in that Division (described below) and the Annuity Unit Value (described later) as of the 10th day prior to a payment date.
The initial variable income payment is computed based on the amount of the purchase payment applied to the specific Division (net any applicable premium tax owed or Contract charge), the AIR, the age of the measuring lives and the income payment type selected. The initial payment amount is then divided by the Annuity Unit Value for the Division to determine the number of Annuity Units held in that Division. The number of Annuity Units held remains the same for duration of the Contract if no reallocations are made.
The dollar amount of subsequent variable income payments will vary with the amount by which investment performance less the Separate Account Charge is greater or less than the AIR.

Each Contract provides that, when a pay-out option is chosen, the payment will not be less than the payment produced by the then current Fixed Income Option purchase rates for that Contract class. The purpose of this provision is to assure the Owner that, at retirement, if the Fixed Income Option purchase rates for new Contracts are significantly more favorable than the rates guaranteed by a Contract of the same class, the Owner will be given the benefit of the higher rates.
Annuity Units
Annuity Units are credited to You when You first convert your Contract into an income stream or make a reallocation of your income payment into a Division during the pay-out phase. Before we determine the number of Annuity Units to credit to You, we reduce your Account Value by any premium taxes and the Annual Contract Fee, if applicable. (The premium taxes and the Annual Contract Fee are not applied against reallocations.) We then compute an initial income payment amount using the AIR, your income payment type and the age and sex (where permitted) of the measuring lives. We then divide the initial income payment (allocated to a Division) by the Annuity Unit Value on the date of the transaction. The result is the number of Annuity Units credited for that Division. The initial variable income payment is a hypothetical payment which is calculated based on the AIR. This initial variable income payment is used to establish the number of Annuity Units. It is not the amount of your actual first variable income payment unless your first income payment happens to be within 10 days after the date You convert your Contract into an income stream. When You reallocate an income payment from a Division, Annuity Units supporting that portion of your income payment in that Division are liquidated.
AIR
Your income payments are determined by using the AIR to benchmark the investment experience of the Divisions You select. We currently offer an AIR of 3% and 4%. Certain states may require a different AIR or a cap on what AIR may be chosen. The higher your AIR, the higher your initial variable income payment will be. Your next payment will increase approximately in proportion to the amount by which the investment experience (for the time period between the payments) for the underlying Portfolio minus the Standard Death Benefit Separate Account charge (the resulting number is the net investment return) exceeds the AIR (for the time period between the payments). Likewise, your next payment will decrease to the approximate extent the investment experience (for the time period between the payments) for the underlying Portfolio minus the Standard Death Benefit Separate Account (the net investment return) charge is less than the AIR (for the time period between the payments). A lower AIR will result in a lower initial variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly than if You had elected a higher AIR as changes occur in the investment experience of the Divisions.
The amount of each variable income payment is determined 10 days prior to your income payment date. If your first income payment is scheduled to be paid less than 10 days after You convert your Contract to an income stream, then the amount of that payment will be determined on the date You convert your Contract to a pay-out option.
Valuation
This is how we calculate the Annuity Unit Value for each Division:
■	First, we determine the change in investment experience (which reflects the deduction for any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;
■	Next, we subtract the daily equivalent of the Standard Death Benefit Separate Account charge for each day since the last day the Annuity Unit Value was calculated; the resulting number is the net investment return.

■	Then, we multiply by an adjustment based on your AIR for each day since the last Annuity Unit Value was calculated; and
■	Finally, we multiply the previous Annuity Unit Value by this result.
Reallocation Privilege
D	uring the pay-out phase of the Contract, You may make reallocations among Divisions or from the Divisions to the Fixed Income Option. Each reallocation must be at least $500 or, if less, your entire income payment allocated to the Division. Once You reallocate your income payment into the Fixed Income Option, You may not later reallocate it into a Division. There is no Withdrawal Charge to make a reallocation.
For us to process a reallocation, You must tell us:
■	The percentage of the income payment to be reallocated;
■	The Divisions (or Fixed Income Option) to which You want to reallocate your income payment; and
■	The Divisions from which You want to reallocate your income payment.
We may require that You use our original forms to make reallocations.
Reallocations will be made at the end of the business day, at the close of the Exchange, if received in Good Order prior to the close of the Exchange, on that business day. All other reallocation requests will be processed on the next business day.
When You request a reallocation from a Division to the Fixed Income Option, the payment amount will be adjusted at the time of reallocation. Your payment may either increase or decrease due to this adjustment. The adjusted payment will be calculated in the following manner.
•	First, we update the income payment amount to be reallocated from the Division based upon the applicable Annuity Unit Value at the time of the reallocation;
•	Second, we use the AIR to calculate an updated annuity purchase rate based upon your age, if applicable, and expected future income payments at the time of the reallocation;
•	Third, we calculate another updated annuity purchase rate using our current annuity purchase rates for the Fixed Income Option on the date of your reallocation;
•	Finally, we determine the adjusted payment amount by multiplying the updated income amount determined in the first step by the ratio of the annuity purchase rate determined in the second step divided by the annuity purchase rate determined in the third step.
When You request a reallocation from one Division to another, Annuity Units in one Division are liquidated and Annuity Units in the other Division are credited to You. There is no adjustment to the income payment amount. Future income payment amounts will be determined based on the Annuity Unit Value for the Division to which You have reallocated.
You generally may make a reallocation on any day the Exchange is open. At a future date we may limit the number of reallocations You may make, but never to fewer than one a month. If we do so, we will give You advance written notice. We may limit a Beneficiary’s ability to make a reallocation.
Here are examples of the effect of a reallocation on the income payment:

•	Suppose You choose to reallocate 40% of your income payment supported by Division A to the Fixed Income Option and the recalculated income payment supported by Division A is $100. Assume that the updated annuity purchase rate based on the AIR is $125, while the updated annuity purchase rate based on fixed income annuity pricing is $100. In that case, your income payment from the Fixed Income Option will be increased by $40 x ($125/$100) or $50, and your income payment supported by Division A will be decreased by $40. (The number of Annuity Units in Division A will be decreased as well.)
•	Suppose You choose to reallocate 40% of your income payment supported by Division A to Division B and the recalculated income payment supported by Division A is $100. Then, your income payment supported by Division B will be increased by $40 and your income payment supported by Division A will be decreased by $40. (Changes will also be made to the number of Annuity Units in both Divisions as well.)
Please see the “Transfer Privilege” section regarding our transfer restriction policies and procedures.
Charges
Y	ou pay the Standard Death Benefit Separate Account charge for your Contract class during the pay-out phase of the Contract except that the Separate Account charge during the pay-out phase for the B Plus Class is 1.25% (1.50% for amounts allocated to the American Funds Growth-Income or American Funds Global Small Capitalization Divisions). In addition, You pay the applicable investment-related charge during the pay-out phase of your Contract. During the pay-out phase, we reserve the right to deduct the $30 Annual Contract Fee. If we do so, it will be deducted pro-rata from each income payment. The Separate Account charge You pay will not reduce the number of Annuity Units credited to You. Instead, we deduct the charges as part of the calculation of the Annuity Unit Value.

General Information
Administration
All transactions will be processed in the manner described below.
Purchase Payments
Send your purchase payments, by check, cashier’s check or certified check, made payable to “MetLife,” to the appropriate address below.
(We reserve the right to receive purchase payments by other means acceptable to us.)
Regular Mail	Express Mail
MetLife Preference Premier PO Box 10342 Des Moines, IA 50306-0342	MetLife Preference Premier 4700 Westown Parkway, Suite 200 West Des Moines, IA 50266

We also permit purchase payments to be made directly from your personal checking account. We do not accept cash, money orders or traveler’s checks. We will provide You with all necessary forms. We must have all documents in Good Order to credit your purchase payments. If You send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to You, or there may be delay in applying the purchase payment or transaction to your Contract.
We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled.
Purchase payments (including any portion of your Account Value under a Contract which You apply to a pay-out option) are effective and valued as of the close of the Exchange on the day we receive them in Good Order at your Administrative Office, except when they are received:
■	On a day when the Accumulation Unit Value/Annuity Unit Value is not calculated, or
■	After the close of the Exchange.
In those cases, the purchase payments will be effective the next day the Accumulation Unit Value or Annuity Unit Value, as applicable, is calculated.
We reserve the right to credit your initial purchase payment to You within two days after its receipt at your Administrative Office or MetLife sales office, if applicable. However, if You fill out our forms incorrectly or incompletely or other documentation is not completed properly or otherwise not in Good Order, we have up to five business days to credit the payment. If the problem cannot be resolved by the fifth business day, we will notify You and give You the reasons for the delay. At that time, You will be asked whether You agree to let us keep your money until the problem is resolved. If You do not agree or we cannot reach You by the fifth business day, your money will be returned.
Confirming Transactions
You will receive a written statement confirming that a transaction was recently completed. Certain transactions made on a periodic basis, such as check-o-matic, Systematic Withdrawal Program payments, and automated investment strategy transfers, may be confirmed quarterly. Unless You inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.
Processing Transactions
We permit You to request transactions by mail, telephone and Internet. We may suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right not to accept requests for transactions by facsimile.
If mandated by applicable law, including, but not limited to, Federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block a Contract Owner’s account and, consequently, refuse to implement requests for transfers, withdrawals, surrenders or death benefits, until instructions are received from the appropriate governmental authority.
By Telephone or Internet
You may obtain information and initiate a variety of transactions by telephone or the Internet virtually 24 hours a day, 7 days a week, unless prohibited by state law. Some of the information and transactions accessible to You include:
■	Account Value
■	Unit Values
■	Current rates for the Fixed Account
■	Transfers
■	Changes to investment strategies
■	Changes in the allocation of future purchase payments.
Your transaction must be in Good Order and completed prior to the close of the Exchange on one of our business days if You want the transaction to be valued and effective on that day. Transactions will not be valued and effective on a day when the Accumulation or Annuity Unit Value is not calculated or after the close of the Exchange. We will value and make effective these transactions on our next business day.
We have put into place reasonable security procedures to ensure that instructions communicated by telephone or Internet are genuine. For example, all telephone calls are recorded. Also, You will be asked to provide some personal data prior to giving your instructions over the telephone or through the Internet. When someone contacts us by telephone or Internet and follows our security procedures, we will assume that You are authorizing us to act upon those instructions. Neither the Separate Account nor MetLife will be liable for any loss, expense or cost arising out of any requests that we or the Separate Account reasonably believe to be authentic. In the unlikely event that You have trouble reaching us, requests should be made in writing to your Administrative Office.

We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, You will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your Contract must be in writing signed by the proper party, must include any necessary documentation and must be received at your Administrative Office to be effective. If acceptable to us, requests or elections relating to Beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.
Response times for the telephone or Internet may vary due to a variety of factors, including volumes, market conditions and performance of the systems. We are not responsible or liable for:
■	any inaccuracy, error, or delay in or omission of any information You transmit or deliver to us; or
■	any loss or damage You may incur because of such inaccuracy, error, delay or omission; non-performance; or any interruption of information beyond our control.
Telephone and Computer Systems
Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider’s, your agent’s, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to your Administrative Office.
After Your Death
If we are presented with notification of your death before any requested transaction is completed (including transactions under automated investment strategies, the Enhanced Dollar Cost Averaging Program and other dollar cost averaging programs, the minimum distribution program and the Systematic Withdrawal Program), we will cancel the request. As described above, the death benefit will be determined when we receive due proof of death and an election for the payment method. If the Beneficiary is your spouse, the spouse may be substituted as the Owner of the Contract and continue the Contract. We permit the Beneficiary of a Traditional IRA Contract to hold the Contract in your name for his/her benefit. If You are receiving income payments, we will cancel the request and continue making payments to your Beneficiary if your income type so provides. Or, depending on the income type, we may continue making payments to a Joint Annuitant.
Abandoned Property Requirements
Every state has unclaimed property laws that generally declare non-ERISA (“Employee Retirement Income Security Act”) annuity contracts to be abandoned after a period of inactivity of three to five years from the Contract’s maturity date (the latest day on which income payments may begin under the Contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or You last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation and within certain mandated time periods. To prevent your Contract’s proceeds from being paid to the state abandoned or unclaimed property office, it is important that You update your Beneficiary designations, including addresses, if and as they change. Please call 1-800-638-7722 to make such changes.
Misstatement
We may require proof of age or sex (where permitted) of the Owner, Annuitant or Beneficiary before making any payments under this Contract that are measured by the Owner’s, Annuitant’s or Beneficiary’s life. If the age or sex (where permitted) of the measuring life has been misstated, the amount payable will be the amount that would have been provided at the correct age and sex (where permitted).
Once income payments have begun, any overpayments or underpayments will be made up in one sum with the next income payment in a manner agreed to by us. Any overpayments will be deducted first from future income payments. In certain states we may be required to pay interest on any underpayment.
Third Party Requests
Generally, we only accept requests for transactions or information from You. In addition, we reserve the right not to accept or to process transactions requested on your behalf by third parties. This includes processing transactions by an agent You designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of transfers/reallocations for a number of other Contract Owners and who simultaneously makes the same request or series of requests on behalf of other Contract Owners.
Valuation —  Suspension of Payments
We separately determine the Accumulation Unit Value and Annuity Unit Value, as applicable, for each Division once each day when the Exchange is open for trading. If permitted by law, we may change the period between calculations but we will give You 30 days notice.
When You request a transaction, we will process the transaction on the basis of the Accumulation Unit Value or Annuity Unit Value next determined after receipt of the request. Subject to our procedure, we will make withdrawals and transfers/ reallocations at a later date, if You request. If your withdrawal request is to elect a variable pay-out option under your Contract, we base the number of Annuity Units You receive on the next available Annuity Unit Value.
We reserve the right to suspend or postpone payment for a withdrawal or transfer/reallocation when:
■	rules of the SEC so permit (trading on the Exchange is restricted, the Exchange is closed other than for customary weekend or holiday closings or an emergency exists which makes pricing or sale of securities not practicable); or
■	during any other period when the SEC by order so permits.
Cybersecurity Risks
O	ur variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners’ requests and elections and day-to-day record keeping, are all executed through computer networks and systems.

We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on MetLife and the Separate Account, as well as Contract Owners and their Contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.
Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Portfolios; impact our ability to calculate Accumulation Unit Values; cause the release and possible destruction of confidential Contract Owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.
Other Matters
The novel coronavirus COVID-19 pandemic is causing illnesses and deaths. This pandemic, other pandemics, and their related major public health issues are having a major impact on the global economy and financial markets. Governmental and non-governmental organizations may not effectively combat the spread and severity of such a pandemic, increasing its harm to the Company. Any of these events could materially adversely affect the Company’s operations, business, financial results, or financial condition.
Advertising Performance
W	e periodically advertise the performance of the Divisions. You may get performance information from a variety of sources including your quarterly statements, your MetLife representative, the Internet, annual reports and semiannual reports. All performance numbers are based upon historical earnings. These numbers are not intended to indicate future results.
We may state performance in terms of “yield,” “change in Accumulation Unit Value/Annuity Unit Value,” “average annual total return” or some combination of these terms.
Yield is the net income generated by an investment in a particular Division for 30 days or a month. These figures are expressed as percentages. This percentage yield is compounded semiannually. The yield of the money market Divisions refers to the income generated by an investment in the Division over a seven-day period. This income is then annualized, by assuming that the same amount of income is generated each week over a 52-week period, and the total income is shown as a percentage of the investment.
Change in Accumulation/Annuity Unit Value (“Non-Standard Performance”) is calculated by determining the percentage change in the value of an Accumulation or Annuity Unit for a certain period. These numbers may also be annualized. Change in Accumulation/Annuity Unit Value may be used to demonstrate performance for a hypothetical investment (such as $10,000) over a specified period. These performance numbers reflect the deduction of the Separate Account charges (with the Standard Death Benefit), the additional Separate Account charge for the American Funds Growth-Income and American Funds Global Small Capitalization Divisions and the

Annual Contract Fee; however, yield and change in Accumulation/Annuity Unit Value performance do not reflect the possible imposition of Withdrawal Charges and the charge for the EDB, the Earnings Preservation Benefit, the GWB or the GLWB. Withdrawal Charges would reduce performance experience.
Average annual total return (“Standard Performance”) calculations reflect the Separate Account charge, the additional Separate Account charge for the American Funds Growth-Income and American Funds Global Small Capitalization Divisions and the Annual Contract Fee and applicable Withdrawal Charges since the Division inception date, which is the date the corresponding Portfolio or predecessor Portfolio was first offered under the Separate Account that funds the Contract. These figures also assume a steady annual rate of return. They assume that combination of optional benefits that would produce the greatest total Separate Account charge.
Performance figures will vary among the various classes of the Contracts and the Divisions as a result of different Separate Account charges and Withdrawal Charges.
We may calculate performance for certain investment strategies including Equity Generator and each asset allocation model of the Index Selector. We calculate the performance as a percentage by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value based on historical performance at the end of that period. We assume the Separate Account charge reflects the Standard Death Benefit. The information does not assume the charges for the EDB, the Earnings Preservation Benefit, the GWB or the GLWB. This percentage return assumes that there have been no withdrawals or other unrelated transactions.
For purposes of presentation of Non-Standard Performance, we may assume the Contracts were in existence prior to the inception date of the Divisions that funds the Contract. In these cases, we calculate performance based on the historical performance of the underlying Brighthouse Trust I, Brighthouse Trust II, and American Funds® Portfolios since the Portfolio inception date. We use the actual Accumulation Unit or Annuity Unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the Division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Contract had been introduced as of the Portfolio inception date.
We may also present average annual total return calculations which reflect all Separate Account charges and applicable Withdrawal Charges since the Portfolio inception date. We use the actual Accumulation Unit or Annuity Unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the Division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Contracts had been introduced as of the Portfolio inception date.
Past performance is no guarantee of future results.
We may demonstrate hypothetical future values of Account Values over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios. These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.
We may demonstrate hypothetical future values of Account Values for a specific Portfolio based upon the assumed rates of return previously described, the deduction of the Separate Account charge and the Annual Contract Fee, if any, and the investment-related charges for the specific Portfolio to depict investment-related charges.

We may demonstrate the hypothetical historical value of each optional benefit for a specified period based on historical net asset values of the Portfolios and the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the investment-related charge and the charge for the optional benefit being illustrated.
We may demonstrate hypothetical future values of each optional benefit over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the weighted average of investment-related charges for all Portfolios to depict investment-related charges and the charge for the optional benefit being illustrated.
We may demonstrate hypothetical values of income payments over a specified period based on historical net asset values of the Portfolios and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the investment-related charge and the Annual Contract Fee, if any.
We may demonstrate hypothetical future values of income payments over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.
Any illustration should not be relied on as a guarantee of future results.
Changes to Your Contract
W	e have the right to make certain changes to your Contract, but only as permitted by law. We make changes when we think they would best serve the interest of annuity Contract Owners or would be appropriate in carrying out the purposes of the Contract. If the law requires, we will also get your approval and the approval of any appropriate regulatory authorities. Examples of the changes we may make include:
■	To operate the Separate Account in any form permitted by law.
■	To take any action necessary to comply with or obtain and continue any exemptions under the law (including favorable treatment under the Federal income tax laws) including limiting the number, frequency or types of transfers/reallocations permitted.
■	To transfer any assets in a Division to another Division, or to one or more Separate Accounts, or to our general account, or to add, combine or remove Divisions in the Separate Account.
■	To substitute for the Portfolio shares in any Division, the shares of another class of Brighthouse Trust I, Brighthouse Trust II, or the shares of another investment company or any other investment permitted by law.
■	To change the way we assess charges, but without increasing the aggregate amount charged to the Separate Account and any currently available Portfolio in connection with the Deferred Annuities or Income Annuities.
■	To make any necessary technical changes in the Contracts in order to conform with any of the above-described actions.

If any changes result in a material change in the underlying investments of a Division in which You have a balance or an allocation, we will notify You of the change. You may then make a new choice of Divisions. For Contracts issued in Pennsylvania, we will ask your approval before making any technical changes. We will notify you of any changes to the Separate Account.
Voting Rights
B	ased on our current view of applicable law, You have voting interests under your Contract concerning Brighthouse Trust I, Brighthouse Trust II, or American Funds® proposals that are subject to a shareholder vote. Therefore, You are entitled to give us instructions for the number of shares which are deemed attributable to your Contract.
We will vote the shares of each of the underlying Portfolios held by the Separate Account based on instructions we receive from those having a voting interest in the corresponding Divisions. However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio’s shares based on our own judgment.
You are entitled to give instructions regarding the votes attributable to your Contract in your sole discretion.
There are certain circumstances under which we may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report. If we do not receive your voting instructions, we will vote your interest in the same proportion as represented by the votes we receive from other investors. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Shares of Brighthouse Trust I, Brighthouse Trust II, or the American Funds® that are owned by our general account or by any of our unregistered separate accounts will be voted in the same proportion as the aggregate of:
■	The shares for which voting instructions are received, and
■	The shares that are voted in proportion to such voting instructions.
However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio’s shares based on our judgment.
Who Sells the Contracts
MetLife Investors Distribution Company (“MLIDC”) is the principal underwriter and distributor of the securities offered through this Prospectus. MLIDC, which is our affiliate, also acts as the principal underwriter and distributor of some of the other variable annuity contracts and variable life insurance policies we and our affiliated companies issue. We reimburse MLIDC for expenses MLIDC incurs in distributing the Contracts (e.g., commissions payable to the retail broker-dealers who sell the Contracts). MLIDC does not retain any fees under the Contracts.
MLIDC’s principal executive offices are located at 200 Park Avenue, New York, NY 10166. MLIDC is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 as amended (the “Exchange Act”), as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (“FINRA”). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

MLIDC and in certain cases, we, have entered into selling agreements with unaffiliated broker-dealers who are registered with the SEC under the Exchange Act and are members of FINRA. We no longer offer the Contracts to new purchasers, but continue to accept purchase payments from existing Contract Owners. The Contracts may also be sold through the mail, the Internet or by telephone.
There is no front-end sales load deducted from purchase payments to pay sales commissions. Distribution costs are recovered through the charges and deductions under the Contracts.
MLIDC pays compensation based upon a ‘gross dealer concession’ model. With respect to the Contracts, the maximum gross dealer concession ranges from 0.00% to 7.15% (depending on class purchased) of each purchase payment each year the Contract is in force and, starting in the second Contract Year, ranges from 0.00% to 1.00% (depending on the class purchased) of the Account Value each year that the Contract is in force for servicing the Contract. Gross dealer concession may also be credited when the Contract is annuitized. The amount of gross dealer concession credited upon annuitization depends on several factors, including the number of years the Contract has been in force.
Broker-dealers pay their sales representatives all or a portion of the commissions received for their sales of the Contracts. Some firms may retain a portion of commissions. The amount that the broker-dealer passes on to its sales representatives is determined in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Sales representatives of these selling firms may also receive non-cash compensation pursuant to their firm’s guidelines, directly from us or the Distributor. An unaffiliated broker-dealer or sales representatives of an unaffiliated broker-dealer may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates. Ask your sales representative from the unaffiliated broker-dealer for further information about what your sales representative and the broker-dealer for which he or she works may receive in connection with your purchase of a Contract.
Financial Statements
Our financial statements and the financial statements of the Separate Account have been included in the SAI.
When We Can Cancel Your Contract
We may cancel your Contract only if we do not receive any purchase payments from You for 24 consecutive months and your Account Value is less than $2,000. Accordingly, no Contract will be terminated due solely to negative investment performance. We will only do so to the extent allowed by law. If we do so, we will return the full Account Value. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA or Roth IRA Contract. We will not terminate any Contract that includes a GMIB, GWB, GLWB or a guaranteed death benefit if at the time the termination would otherwise occur the Income Base of the GMIB, the RGWA of the GWB, the Benefit Base of the GLWB or the guaranteed amount under any death benefit, is greater than the Account Value. For all other Contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals. We will not exercise this provision under Contracts issued in New York.

Federal Tax Considerations
Introduction
T	he following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code (“Code”) and the provisions of the Code that govern the Contract are complex and subject to change. The applicability of Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect You and your Contract. Nor does this discussion address other Federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the Contract. As a result, You should always consult a tax adviser for complete information and advice applicable to your individual situation.
We do not expect to incur Federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.
To the extent permitted under Federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.
Any Code reference to “spouse” includes those persons who enter into lawful marriages under state law, regardless of sex.
Non-Qualified Annuity Contracts
This discussion assumes the Contract is an annuity Contract for Federal income tax purposes that is not held in a tax qualified plan. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (“TSA”), 408 or “IRAs” , 408A or “Roth IRAs” or 457(b) or governmental 457(b) plans. Contracts owned through such plans are referred to below as “qualified” contracts.
Accumulation
Generally, an Owner of a non-qualified annuity Contract is not taxed on increases in the value of the Contract until there is a distribution from the Contract, i.e., surrender, partial withdrawal, income payment or commutation. This deferral of taxation on Accumulated Value in the Contract is limited to Contracts owned by or held for the benefit of “natural persons.” A Contract will be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the Contract as an agent for the exclusion benefit of a natural person.
In contrast, a Contract owned or not treated as held by a “natural person,” such as a corporation, partnership, trust or other entity, will be taxed currently on the increase in Accumulated Value in the Contract in the year earned. Note that in this regard, an employer which is the Owner of an annuity Contract under a non-qualified deferred compensation arrangement for its employees, or otherwise, is considered a non-natural Owner and any annual increase in the Account Value will be subject to current income taxation.

Surrenders or Withdrawals — Early Distribution
If You take a withdrawal from your Contract, or surrender your Contract prior to the date You commence taking annuity or “income” payments (the “Annuity Starting Date”), the amount You receive will be treated first as coming from earnings, if any, (and thus subject to income tax) and then from your purchase payments (which are not subject to income tax).
The portion of any withdrawal from an annuity Contract that is subject to income tax will also be subject to a 10% Federal income tax penalty for “early” distribution if such withdrawal is taken prior to You reaching age 59 1⁄2, unless an exception applies. Exceptions include distributions made:
(a)	on account of your death or disability,
(b)	as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (joint life expectancies) of You and your designated Beneficiary, or
(c)	under certain immediate income annuities providing for substantially equal payments made at least annually.
If You receive systematic payments that You intend to qualify for the “substantially equal periodic payments” exception noted above, any modifications (except due to death or disability) to your payment before age 59 1⁄2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% Federal income tax penalty with interest. Such modifications may include but are not limited to additional purchase payments to the Contract (including tax-free transfers or rollovers) and additional withdrawals from the Contract.
Amounts received as a partial withdrawal may be fully includable in taxable income to the extent of gain in the Contract.
If your Contract has been purchased with an Optional Two Year Withdrawal Feature or is for a guaranteed period only (term certain) annuity, and is terminated as a result of the exercise of the withdrawal feature, the taxable portion of the payment will generally be the excess of the proceeds received over your remaining after-tax purchase payment.
Treatment of Separate Account Charges
It is possible that at some future date the Internal Revenue Service (“IRS”) may consider that Contract charges attributable to certain guaranteed death benefits and certain living benefits are to be treated as distributions from the Contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the Contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% Federal income tax penalty as an early distribution, as described above.
Guaranteed Withdrawal Benefits and Guaranteed Lifetime Withdrawal Benefits
If You have purchased the GWB v1 or the GLWB, where otherwise made available, note the following:
The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to Withdrawal Charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, MetLife intends to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GWB or the GLWB exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.
In the event that the Account Value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out under the GWB v1 in fixed installments or the Annual Benefit Payment is paid under the GLWB for life, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments. (See “Taxation of Payments in Annuity Form” below.)
MetLife reserves the right to change its tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).
Aggregation
If You purchase two or more deferred annuity Contracts from MetLife (or its affiliates) during the same calendar year, the law requires that all such Contracts must be treated as a single Contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% Federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, You should consult a tax adviser if You are purchasing more than one annuity Contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (see “Taxation of Payments in Annuity Form” below).
Exchanges/Transfers
The annuity Contract may be exchanged tax-free in whole or in part for another annuity contract or a long-term care insurance policy. The partial exchange of an annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange – other than annuity payments made for life, joint lives, or for a term of 10 years or more. Otherwise, a withdrawal or “deemed” distribution may be includible in your taxable income (plus a 10% Federal income tax penalty) to the extent that the Accumulated Value of your annuity exceeds your investment in the Contract (your “gain”). Some of the ramifications of a partial exchange remain unclear. If the annuity Contract is exchanged in part for an additional annuity contract, a distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. It is not clear whether this guidance applies to a partial exchange involving long-term care contracts. Consult your tax adviser prior to a partial exchange.
A transfer of ownership of the Contract, or the designation of an Annuitant or other Beneficiary who is not also the Contract Owner, may result in income or gift tax consequences to the Contract Owner. You should consult your tax adviser if You are considering such a transfer or assignment.
Death Benefits
The death benefit is taxable to the recipient in the same manner as if paid to the Contract Owner (under the rules for withdrawals or income payments, whichever is applicable).
After your death, any death benefit determined under the Contract must be distributed in accordance with Section 72(s) of the Code. The method of distribution that is required depends on whether You die before or after the Annuity Starting Date.

If You die on or after the Annuity Starting Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.
If You die before the Annuity Starting Date, the entire interest in the Contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death) and the Beneficiary must be a natural person.
Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the Contract may be continued with your spouse as the Owner.
For Contracts owned by a non-natural person, the required distribution rules apply upon the death or change in the primary Annuitant. If there is more than one Annuitant of a Contract held by a non-natural person, then such required distributions will be triggered by the death of the first Joint Annuitant.
Investor Control
In certain circumstances, Owners of variable annuity non-qualified contracts have been considered to be the Owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of Portfolios available and the flexibility of the Contract Owner to allocate purchase payments and transfer amounts among the Portfolios have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the Owner of the Separate Account assets supporting the Contract.
Taxation of Payments in Annuity Form
Payments received from the Contract in the form of an annuity are taxed differently depending on whether You select a fixed or variable annuity payment option. For fixed annuity payments, payments are taxable as ordinary income to the extent they exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio determined at the time the Contract is annuitized (i.e., the Accumulated Value is converted to an annuity form of distribution. Generally, the applicable exclusion ratio is your investment in the Contract divided by the total payments You expect to receive based on IRS factors, such as the form of annuity and mortality. The exclusion ratio is applied to each fixed annuity payment to determine the portion that is a non-taxable return of investment in the Contract and it is excludable from your taxable income until your investment in the Contract is fully recovered.
Variable annuity payments are expected to fluctuate and the amount You may receive is uncertain. Variable annuity payments are taxable as ordinary income to the extent they exceed the portion of each annuity payment that is determined to be a non-taxable return of your investment in the Contract. The non-taxable return of your investment in the Contract is determined by dividing the investment in the Contract (with adjustment) by the number of years over which it is anticipated the annuity will be paid. In general, your investment in the Contract is recovered pro-rata over the expected payment period.
We will make this calculation for You. However, it is possible that the IRS could conclude that the taxable portion of income payments under a non-qualified Contract is an amount greater — or less — than the taxable amount determined by us and reported by us to You and the IRS.

Once You have recovered the investment in the Contract, further annuity payments are fully taxable.
If You die before your investment in the Contract is fully recovered, the balance of your investment may be deducted on your last tax return, or if annuity payments continue after your death, the balance may be recovered by your Beneficiary.
The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and Divisions, as well as transfers between investment options after the Annuity Starting Date.
Once annuity payments have commenced, You may not be able to transfer withdrawals to another non-qualified annuity contract or a long-term care contract as part of a tax-free exchange.
If the Contract allows, You may elect to convert less than the full value of your Contract to an annuity form of pay-out (i.e., “partial annuitization.”) In this case, your investment in the Contract will be pro-rated between the annuitized portion of the Contract and the deferred portion. An exclusion ratio or excludable amount will apply to the annuity payments as described above, provided the annuity form You elect is payable for at least 10 years or for the life of one or more individuals.
3.8% Tax on Net Investment Income
Federal tax law imposes a 3.8% Medicare tax on the lesser of:
(1)	the taxpayer’s “net investment income,” (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or
(2)	the taxpayer’s modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly and qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers).
“Net investment income” in Item 1 above does not include distributions from tax qualified plans, (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A or 457(b), but such income will increase modified adjusted gross income in Item 2 above.
You should consult your tax adviser regarding the applicability of this tax to income under your annuity Contract.
Puerto Rico Tax Considerations
The Puerto Rico Internal Revenue Code of 2011 (the “2011 PR Code”) taxes distributions from non-qualified annuity contracts differently than in the U.S.
Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.
The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences.
You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity Contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if You are a resident of Puerto Rico.
Qualified Annuity Contracts
Introduction
T	he Contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code (“tax qualified plans”). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (“TSA”), 408 or “IRAs” , 408A or “Roth IRAs” or 457 (b) nongovernmental or 457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity Contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the Contract with the various types of qualified plans. Adverse tax consequences may result if You do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.
The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the Contract.
We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.
All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.
A Contract may also be available in connection with an employer’s non-qualified deferred compensation plan or qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex; please consult your tax adviser about your particular situation.
Accumulation
The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that You may claim for that contribution under qualified plans are limited under the Code. See the SAI for a description of qualified plan types and annual current contribution limitations which are subject to change from year-to-year.

Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a “before tax” basis entitle You to a tax deduction or are not subject to current income tax. Purchase payments made on an “after tax” basis do not reduce your taxable income or give You a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.
The Contract will accept as a single purchase payment a transfer or rollover from another IRA or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b) or governmental 457(b) plan) It will also accept a rollover or transfer from a SIMPLE IRA after the taxpayer has participated in such arrangement for at least two years. As part of the single purchase payment, the IRA Contract will also accept an IRA contribution subject to the Code limits for the year of purchase.
Taxation of Annuity Distributions
If contributions are made on a “before tax” basis, You generally pay income taxes on the full amount of money You receive under the Contract. Withdrawals attributable to any after-tax contributions are basis in the Contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).
Under current Federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.
If You meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings can be received free of Federal income taxes.
With respect to IRA Contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless You elect otherwise. The amount we will withhold is determined by the Code.
Guaranteed Withdrawal Benefits and Guaranteed Lifetime Withdrawal Benefits
If You have purchased the GWB v1 or the GLWB, where otherwise made available, note the following:
The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to Withdrawal Charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, MetLife intends to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GWB or the GLWB exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.
In the event that the Account Value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out under the GWB v1 in fixed installments or the Annual Benefit Payment is paid under the GLWB for life, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

MetLife reserves the right to change its tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).
Withdrawals Prior to Age 59 1⁄2
A taxable withdrawal from a qualified plan which is subject to income tax may also be subject to a 10% Federal income tax penalty for “early” distribution if taken prior to age 59 1⁄2, unless an exception applies.
These exceptions include but are not limited to withdrawals made:
(a)	on account of your death or disability, or
(b)	as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (or life expectancies) of You and your designated Beneficiary and You are separated from employment.
If You receive systematic payments that You intend to qualify for the “substantially equal periodic payments” exception noted above, any modifications (except due to death or disability) to your payment before age 59 1⁄2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% Federal income tax penalty with interest. Such modifications may include but are not limited to additional purchase payments to the Contract (including tax-free transfers or rollovers) and additional withdrawals from the Contract.
Other exceptions may be applicable under certain circumstances and special rules may apply or may become applicable in connection with the exceptions enumerated above. You should consult with your tax advisor for further details.
Rollovers
Your Contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., You may not transfer it to someone else).
Under certain circumstances, You may be able to transfer amounts distributed from your Contract to another eligible retirement plan or IRA. Federal tax law limits You to making only one rollover from an IRA to another IRA (or the same IRA) in any 12 month period and the limit is applied across all IRAs that You own.
Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:
(a) minimum distribution requirements,
(b) financial hardship, or
(c) for a period of ten or more years or for life.
20% Withholding on Eligible Rollover Distributions
For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an “eligible rollover distribution” for Federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if You directly transfer a withdrawal from this Contract to another qualified plan or IRA. Similarly, You may be able to avoid withholding on a transfer into the Contract from an existing qualified plan You may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not “eligible rollover distributions,” the Code imposes different withholding rules to determine the withholding percentage.
Death Benefits
The death benefit is taxable to the recipient in the same manner as if paid to the Contract Owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).
Contracts annuitized on or before 12/20/19 and deaths occurring on or before 12/31/19
Distributions required from a qualified annuity Contract following your death depend on whether You die before You had converted your Contract to an annuity form and started taking annuity payments (your Annuity Starting Date).
If You die on or after your Annuity Starting Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.
If You die before your Annuity Starting Date, the entire interest in the Contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death).
Your designated beneficiary is the person to whom benefit rights under the Contract pass by reason of death; the Beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.
If the IRA is payable to (or for the benefit of) your surviving spouse, that portion of the Contract may be continued with your spouse as the Owner. If your Contract permits, your Beneficiary spouse may delay the start of these payments until December 31 of the year in which You would have reached age 70 1⁄2.
Your spouse may elect to roll over the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, he or she may elect to roll over the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.
If your Beneficiary is not your spouse and your plan and Contract permit, your Beneficiary may be able to roll over the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse Beneficiary may not treat the inherited IRA as his or her own IRA.
Contracts annuitized after 12/20/19 and deaths occurring after 12/31/19
Distributions required from a qualified Contract following Your death must be distributed to designated Beneficiaries within ten (10) years after the date of death. This distribution period applies regardless of whether You die before, on, or after the Annuity Starting Date, unless the designated Beneficiary is an Eligible Designated Beneficiary (EDB).
An Eligible Designated Beneficiary is an individual who, on the date of death, is:
(1) Your surviving spouse;
(2) Your child who has not yet reached the age of majority (as defined by federal tax law);

(3) a chronically ill individual as defined by the Code; or
(4) any other individual who is not more than ten (10) years younger than You.
An Eligible Designated Beneficiary may receive the remaining portion of the interest in the Contract over his/her life or life expectancy, beginning in the year following the year of death.
If your contract permits, your Eligible Designated Beneficiary spouse may delay the start of these payments until December 31 of the year You would have reached age 72 (70 1⁄2 if you were 70 1⁄2 before January 1, 2020)..
Following the death of an Eligible Designated Beneficiary, the remaining interest in the Contract must be distributed within ten (10) years. In addition, a child who is an Eligible Designated Beneficiary because he or she has not yet reached the age of majority must have the the remaining interest in the Contract fully distributed within ten (10) years after reaching the age of majority.
Your spouse may elect to roll over the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, he or she may elect to roll over the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.
If your Beneficiary is not your spouse and your plan and Deferred Annuity permit, your Beneficiary may be able to roll over the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse Beneficiary may not treat the inherited IRA as his or her own IRA.
Non-designated beneficiaries
Distributions required from a qualified Contract following your death must generally be distributed to Nondesignated beneficiaries (for example, charitable organizations or nonqualified trusts) within five (5) years of the date of death. However, if your death occurs after the Annuity Starting Date, the benefits may be paid out to the nondesignated beneficiary at least as rapidly as under the method of distribution being used as of the date of death.
Required Minimum Distributions
Generally, You must begin receiving amounts from your retirement plan by April 1 following the latter of:
(a) the calendar year in which You reach age 72 (70 1⁄2 if you were 70 1⁄2 before January 1, 2020), or
(b) the calendar year You retire, provided You do not own more than 5% of the outstanding stock, capital, or profits of your employer.
For IRAs (including SEPs and SIMPLEs), You must begin receiving withdrawals by April 1 of the year after You reach age 72 (70 1⁄2 if you were 70 1⁄2 before January 1, 2020) even if You have not retired.
Your required minimum distribution request must be in Good Order and payment must be processed by MetLife prior to the due date (generally the end of the calendar year or April 1st of the year after You reach age 72 (70 1⁄2 if you were 70 1⁄2 before January 1, 2020)) in order to satisfy the requirement for the applicable tax year.
A tax penalty of 50% applies to the shortfall of any required minimum distributions You fail to receive.
You may not satisfy minimum distributions for one employer’s qualified plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEPs and SIMPLEs). The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs.

Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the portfolios but also with respect to actuarial gains.
The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of Account Value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide You with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.
If You intend to receive your minimum distributions which are payable over the joint lives of You and a Beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of You and your non-spousal Beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the Beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult your own tax adviser as to how these rules affect your own Contract.
Required minimum distribution rules that apply to other types of IRAs while You are alive do not apply to Roth IRAs. However, in general, the IRA post-death rules with respect to minimum distributions do apply to beneficiaries of Roth IRAs.
Additional Information regarding IRAs
Purchase Payments
E	xcept for permissible rollovers and direct transfers, purchase payments for individuals are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code. A purchase payment up to the deductible amount can also be made for a non-working spouse provided the couple’s compensation is at least equal to their aggregate contributions. If you have compensation, you can continue to make purchase payments after beginning required minimum distributions. Individuals age 50 and older are permitted to make additional “catch-up” contributions if they have sufficient compensation. If You or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If You exceed purchase payment limits You may be subject to a tax penalty.
Roth IRA purchase payments for individuals are non-deductible (made on an “after tax” basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional “catch-up” purchase payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual purchase payment limit if your modified adjusted gross income does not exceed certain limits. If You exceed purchase payment limits, You may be subject to a tax penalty.
Withdrawals
If and to the extent that Traditional IRA purchase payments are made on an “after tax” basis, withdrawals would be included in income except for the portion that represents a return of non-deductible purchase payments. This portion is generally determined based upon the ratio of all non-deductible purchase payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless You elect otherwise. The amount we withhold is determined by the Code.

Generally, withdrawal of earnings from Roth IRAs are free from Federal income tax if (1) they are made at least five taxable years after the tax year for which you made your first purchase payment to a Roth IRA; and (2) they are made on or after the date You reach age 59 1⁄2 or upon your death, disability or for a qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from purchase payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless You elect otherwise. The amount will be determined by the Code.
Conversion
Traditional IRAs may be converted to Roth IRAs. Except to the extent You have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% Federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the Account Value; as well as adding back certain loads and charges incurred during the prior twelve month period. Your Contract may include such benefits and applicable charges. Accordingly, if You are considering such conversion of your annuity Contract, please consult your tax adviser. The taxable amount may exceed the Account Value at the date of conversion.
A conversion from a traditional IRA, SEP or SIMPLE to a Roth IRA made on or after January 1, 2018 cannot be recharacterized. Please consult your tax adviser.
Distinction for Puerto Rico Code
A Puerto Rico qualified retirement plan trust may be exempted from income taxation pursuant to 2011 PR Code Section 1081.01 and Section 1022(i) of the Employee Retirement Income Security Act of 1974, as amended (ERISA). If a variable annuity contract is acquired by said trust, the earnings accumulated or distributed under such contract or any income realized from the sale or exchange of the contract may not be subject to current income taxation due to the income tax exemption that the trust is entitled to. Whether a Puerto Rico retirement plan trust is qualified under 2011 PR Code Section 1081.01 depends on the facts and circumstances of each case. Each fiduciary of a Puerto Rico retirement plan should ascertain the qualified status of the retirement plan trust, and thus, that it enjoys the benefits of income tax exemption before investing in the variable annuity contract.
Contributions
The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.
Distributions
Any amount received or made available to the employee under the qualified plan is generally includible in the gross income of the employee in the taxable year in which received or made available. However, Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate to be withheld at the source for distributions made before January 1, 2018. For distributions occurring after December 31, 2017 but before January 1, 2019, a 20% ordinary income tax rate may have applied to the total distribution if the payor withheld the 10% tax prescribed by the statute and deposited the withheld amount with the Puerto Rico Treasury within the required time frame required by the 2011 PR Code. However, the distribution of benefits in one lump-sum payment due to separation of employment or termination of a retirement plan occurring on or after January 1, 2019 will be treated as ordinary income subject to a withholding tax rate of 20%.
A special rate of 10% may apply instead, if the plan satisfies the following requirements: (1) the plan’s trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and (2) 10% of all plan’s trust assets (calculated based on the average balance of the investments of the trust) attributable to participants which are Puerto Rico residents must be invested in “property located in Puerto Rico” for a three-year period. If those two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three- year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes Shares of stock of a Puerto Rico Registered Investment Company (RIC), Fixed or Variable Annuities issued by a domestic insurance company or by a foreign insurance company that derives more than 80% of its gross income from sources within Puerto Rico, bank deposits. The 2011 PR Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.
In the case of distributions from a qualified plan in the form of annuity installments as a result of termination of employment, amounts received are taxable in an amount equal to 3% of the after-tax contributions not previously distributed, which would be considered the tax cost. The remaining portion is not taxable until you have recovered the total after-tax contributions made to the qualified plan. You may be able to exclude from gross income up to $11,000, if you are less than 60 years of age, or up to $15,000, if you are at least 60 years of age, of the taxable portion of the installment payments received every year.
You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution if you are a resident of Puerto Rico.
Rollover
D	eferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee’s benefit no later than sixty (60) days after the distribution.
ERISA Considerations
In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the IRS has recently held that a Puerto Rico retirement plan described in ERISA Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.

Similar to the IRS Revenue Ruling 2013-17, the U.S. Department of Labor issued DOL Technical Release No. 2013-04 on September 18, 2013 providing that, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term “spouse” spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as Federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.

Legal Proceedings
I	n the ordinary course of business, MetLife, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and Federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.
It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of MetLife to meet its obligations under the Contracts.

Table of Contents for the Statement of Additional Information
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PRINCIPAL UNDERWRITER
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT
Reduction or Elimination of the Withdrawal Charge
CUSTODIAN
EXPERIENCE FACTOR
VARIABLE INCOME PAYMENTS
Assumed Investment Return
Amount of Income Payments
Annuity Unit Value
Reallocation Privilege
CALCULATING THE ANNUITY UNIT VALUE
Determining the Variable Income Payment
ADVERTISEMENT OF THE SEPARATE ACCOUNT
VOTING RIGHTS
Disregarding Voting Instructions
TAXES
Non-Qualified Annuity Contracts
Qualified Annuity Contracts
Types of Qualified Plans
ERISA
Federal Estate Taxes
Generation-Skipping Transfer Tax
Annuity Purchase Payments By Nonresident Aliens and Foreign Corporations
WITHDRAWALS
ACCUMULATION UNIT VALUES TABLES
FINANCIAL STATEMENTS OF SEPARATE ACCOUNT
FINANCIAL STATEMENTS OF METLIFE

Appendix A
Premium Tax Table
If You are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to your annuity.
	Non-Qualified Annuities	Qualified Annuities
California(1)	2.35%	0.50%
Florida(2)	1.00%	1.00%
Maine(3)	2.00%	0.00%
Nevada(4)	3.50%	0.00%
Puerto Rico(5)	1.00%	1.00%
South Dakota(6)	1.25%	0.00%
West Virginia	1.00%	1.00%
Wyoming(4)	1.00%	0.00%

1	California applies the qualified tax rate to plans that qualify under the following Code sections: 401(a), 403(b), 404, 408(b) and 501(a).
2	Annuity purchase payments are exempt from taxation provided the tax savings are passed back to the Contract Owners. Otherwise, they are taxable at 1%.
3	Maine applies the qualified tax rate to plans that qualify under the following Code sections: 401, 403, 403(b), 404, 408, 457 and 501.
4	Nevada and Wyoming apply the qualified tax rate to plans that qualify under the following Code sections: 401, 403, 404, 408, 457 and 501.
5	We will not deduct premium taxes paid by us to Puerto Rico from purchase payments, Account Value, withdrawals, death benefits or income payments.
6	Special rate applies for large case annuity policies. Rate is 0.08% for that portion of the annuity considerations received on a contract exceeding $500,000 annually. Special rate on large case policies is not subject to retaliation. South Dakota applies the qualified tax rate to plans that qualify under the following Code sections: 401, 403(b), 404, 408, 457 and 501(a).

Appendix B
Accumulation Unit Values For Each Division
These tables show fluctuations in the Accumulation Unit Values for two of the possible combinations offered within the Contract for each Division from year end to year end. The information in these tables has been derived from the Separate Account’s full financial statements or other reports (such as the annual report). Please note the tables below and in the SAI are arranged by level of Annual Separate Account Charge and Optional Death Benefit Charges for all Divisions except the American Funds Growth-Income and American Funds Global Small Capitalization Divisions (see “Table of Expenses — Table 2(b) — Separate Account Charge”). For any Contract, we currently charge an additional Separate Account charge of 0.25% of average daily net assets in the American Funds Growth-Income and American Funds Global Small Capitalization Divisions. Each table below and in the SAI also includes the corresponding Accumulation Unit Values for the American Funds Growth-Income and American Funds Global Small Capitalization Divisions, reflecting the higher Separate Account charge. See “Charges — Separate Account Charge” for more information. The first table shows the Contract that bears the total lowest charge, The second table shows the Contract that bears the total highest charge. The Contract with the total highest charge has these features: Bonus Class, the optional Annual Step-Up Death Benefit and the optional Earnings Preservation Benefit. Charges for the optional EDBs, the optional GMIBs, the optional GWB and the optional GLWB are made by canceling Accumulation Units and, therefore, these charges are not reflected in the Accumulation Unit Value. However, purchasing the optional EDB Max in lieu of the optional Annual Step-Up Benefit and the optional GMIB Max will result in a higher overall charge. The mix with the total lowest charge has these features: R Class and no optional benefit. All other possible combination for each Division within the Contract appear in the SAI, which is available upon request without charge by calling 1-800-638-7732.
1.15 Separate Account Charge
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
AB Global Dynamic Allocation Investment Division (Class B) (10/7/2011)	2011	9.44	9.75	18,716,136.30
	2012	9.75	10.61	40,378,382.48
	2013	10.61	11.66	48,944,933.33
	2014	11.66	12.37	47,721,353.41
	2015	12.37	12.30	47,048,302.44
	2016	12.30	12.60	45,481,714.85
	2017	12.60	14.15	41,813,754.52
	2018	14.15	13.01	37,747,117.61
	2019	13.01	15.19	33,991,507.96
American Funds® Balanced Allocation Investment Division (Class C) (10/7/2011)	2011	9.22	9.63	17,327,596.33
	2012	9.63	10.81	17,211,574.51
	2013	10.81	12.66	17,115,125.46
	2014	12.66	13.28	16,657,213.31
	2015	13.28	13.03	16,659,580.97
	2016	13.03	13.89	16,790,870.88
	2017	13.89	16.05	15,802,067.85
	2018	16.05	15.18	14,465,476.57
	2019	15.18	17.93	12,664,497.20

American Funds® Growth Allocation Investment Division (Class C) (10/7/2011)	2011	8.46	8.91	3,246,936.34
	2012	8.91	10.24	3,279,426.77
	2013	10.24	12.66	3,445,369.19
	2014	12.66	13.32	3,423,749.77
	2015	13.32	13.06	3,330,626.36
	2016	13.06	14.07	3,264,621.03
	2017	14.07	16.88	3,101,362.74
	2018	16.88	15.73	2,806,317.50
	2019	15.73	19.22	2,532,316.04
American Funds® Growth Investment Division (Class C) (10/7/2011)	2011	8.23	8.73	8,879,349.57
	2012	8.73	10.14	8,758,362.14
	2013	10.14	13.01	7,914,399.72
	2014	13.01	13.91	7,369,532.82
	2015	13.91	14.65	6,686,962.54
	2016	14.65	15.80	6,141,059.90
	2017	15.80	19.98	5,318,373.99
	2018	19.98	19.65	4,483,755.40
	2019	19.65	25.32	3,656,540.11
American Funds® Moderate Allocation Investment Division (Class C) (10/7/2011)	2011	9.75	10.10	16,278,678.46
	2012	10.10	11.07	15,969,421.99
	2013	11.07	12.42	15,214,590.76
	2014	12.42	13.03	14,694,724.71
	2015	13.03	12.79	14,107,758.86
	2016	12.79	13.53	13,702,010.15
	2017	13.53	15.11	12,478,924.48
	2018	15.11	14.42	10,711,524.60
	2019	14.42	16.56	9,291,996.18
AQR Global Risk Balanced Investment Division (Class B) (10/7/2011)	2011	10.21	10.62	22,537,406.42
	2012	10.62	11.61	55,835,472.85
	2013	11.61	11.08	55,920,324.20
	2014	11.08	11.39	49,667,248.31
	2015	11.39	10.19	44,408,937.62
	2016	10.19	10.97	40,497,791.77
	2017	10.97	11.91	36,445,909.32
	2018	11.91	11.03	32,408,981.14
	2019	11.03	13.07	28,990,045.94
Baillie Gifford International Stock Investment Division (Class B) (10/7/2011)	2011	11.21	11.24	528,565.85
	2012	11.24	13.27	528,005.73
	2013	13.27	15.10	466,984.50
	2014	15.10	14.43	493,795.24
	2015	14.43	13.96	476,695.26
	2016	13.96	14.49	457,066.50
	2017	14.49	19.33	388,287.17
	2018	19.33	15.82	373,821.38
	2019	15.82	20.71	313,754.41
BlackRock Bond Income Investment Division (Class B) (10/7/2011)	2011	58.50	59.49	584,337.99
	2012	59.49	63.09	654,819.42
	2013	63.09	61.74	700,740.31
	2014	61.74	65.19	819,284.22
	2015	65.19	64.67	837,129.27
	2016	64.67	65.76	849,102.49
	2017	65.76	67.51	846,285.10
	2018	67.51	66.33	746,546.00
	2019	66.33	71.83	653,673.11

BlackRock Capital Appreciation Investment Division (Class B) (10/7/2011)	2011	28.47	29.63	702,015.42
	2012	29.63	33.41	705,716.79
	2013	33.41	44.22	608,725.00
	2014	44.22	47.49	542,859.78
	2015	47.49	49.77	487,281.67
	2016	49.77	49.13	455,398.07
	2017	49.13	64.88	375,084.52
	2018	64.88	65.53	309,203.06
	2019	65.53	85.84	253,935.34
BlackRock Global Tactical Strategies Investment Division (Class B) (10/7/2011)	2011	9.28	9.58	29,055,249.94
	2012	9.58	10.34	57,152,291.83
	2013	10.34	11.27	63,509,038.38
	2014	11.27	11.80	61,651,076.56
	2015	11.80	11.65	60,576,984.86
	2016	11.65	12.03	57,820,433.13
	2017	12.03	13.48	52,769,091.70
	2018	13.48	12.37	47,811,495.82
	2019	12.37	14.75	42,999,033.40
BlackRock Ultra-Short Term Bond Investment Division (Class B) (10/7/2011)	2011	24.61	24.55	71,338.50
	2012	24.55	24.27	76,167.88
	2013	24.27	23.99	85,274.79
	2014	23.99	23.72	50,999.79
	2015	23.72	23.44	64,138.94
	2016	23.44	23.20	58,534.41
	2017	23.20	23.08	58,583.64
	2018	23.08	23.17	79,517.52
	2019	23.17	23.34	57,488.49
Brighthouse Asset Allocation 100 Investment Division (Class B) (10/7/2011)	2011	9.98	10.59	227,079.19
	2012	10.59	12.22	251,505.90
	2013	12.22	15.64	366,084.87
	2014	15.64	16.25	319,942.15
	2015	16.25	15.74	359,344.76
	2016	15.74	16.96	312,529.50
	2017	16.96	20.61	293,207.10
	2018	20.61	18.32	277,703.58
	2019	18.32	23.09	252,816.10
Brighthouse Asset Allocation 20 Investment Division (Class B) (10/7/2011)	2011	12.41	12.74	3,116,016.85
	2012	12.74	13.74	3,522,958.69
	2013	13.74	14.17	3,197,581.49
	2014	14.17	14.63	2,796,788.82
	2015	14.63	14.38	2,578,679.44
	2016	14.38	14.86	2,456,917.57
	2017	14.86	15.71	2,104,305.87
	2018	15.71	15.13	1,873,386.42
	2019	15.13	16.71	1,685,859.52
Brighthouse Asset Allocation 40 Investment Division (Class B) (10/7/2011)	2011	11.90	12.32	8,966,072.22
	2012	12.32	13.57	9,323,885.52
	2013	13.57	14.88	8,995,729.77
	2014	14.88	15.44	8,765,918.63
	2015	15.44	15.10	8,159,934.68
	2016	15.10	15.83	7,514,445.56
	2017	15.83	17.32	6,933,103.87
	2018	17.32	16.37	6,005,920.31
	2019	16.37	18.70	5,299,962.86

Brighthouse Asset Allocation 60 Investment Division (Class B) (10/7/2011)	2011	11.32	11.81	44,123,641.56
	2012	11.81	13.23	43,224,999.77
	2013	13.23	15.43	41,744,682.10
	2014	15.43	16.02	39,582,756.36
	2015	16.02	15.64	37,277,012.35
	2016	15.64	16.56	35,160,042.65
	2017	16.56	18.78	32,552,766.76
	2018	18.78	17.43	28,505,001.30
	2019	17.43	20.57	23,828,589.36
Brighthouse Asset Allocation 80 Investment Division (Class A) (formerly MetLife Growth Strategy Investment Division (Class B)) (4/29/2013)	2013	11.77	13.44	361,586.21
	2014	13.44	13.40	0.00
Brighthouse Asset Allocation 80 Investment Division (Class B) (10/7/2011)	2011	10.67	11.25	3,512,499.97
	2012	11.25	12.83	3,546,537.11
	2013	12.83	15.76	3,520,855.12
	2014	15.76	16.40	3,785,397.70
	2015	16.40	15.94	3,659,009.61
	2016	15.94	17.04	3,420,469.09
	2017	17.04	20.07	3,259,231.84
	2018	20.07	18.23	2,836,186.18
	2019	18.23	22.30	2,505,096.46
Brighthouse Asset Allocation 80 Investment Division (formerly Met/Franklin Templeton Founding Strategy Investment Division (Class B)) (4/28/2008)	2011	8.85	9.46	338,351.64
	2012	9.46	10.85	307,635.24
	2013	10.85	11.69	0.00
Brighthouse Balanced Plus Investment Division (Class B) (10/7/2011)	2011	9.20	9.39	21,731,454.12
	2012	9.39	10.50	47,291,196.90
	2013	10.50	11.88	74,426,994.74
	2014	11.88	12.87	81,286,547.56
	2015	12.87	12.21	83,123,580.79
	2016	12.21	13.08	82,103,465.30
	2017	13.08	15.30	79,155,170.23
	2018	15.30	14.01	75,954,530.70
	2019	14.01	17.11	70,340,202.89
Brighthouse/Aberdeen Emerging Markets Equity Investment Division (Class B) (10/7/2011)	2011	9.91	10.22	1,346,341.27
	2012	10.22	12.01	1,430,468.92
	2013	12.01	11.28	1,592,603.98
	2014	11.28	10.43	1,699,327.40
	2015	10.43	8.88	1,823,459.53
	2016	8.88	9.79	1,693,060.42
	2017	9.79	12.42	1,550,785.55
	2018	12.42	10.54	1,532,559.57
	2019	10.54	12.58	1,273,073.48
Brighthouse/Artisan Mid Cap Value Investment Division (Class B) (10/7/2011)	2011	29.97	33.00	165,257.34
	2012	33.00	36.40	185,283.83
	2013	36.40	49.12	201,490.15
	2014	49.12	49.38	219,626.00
	2015	49.38	44.09	220,742.45
	2016	44.09	53.46	227,354.74
	2017	53.46	59.48	202,912.65
	2018	59.48	50.91	170,213.63
	2019	50.91	62.12	141,970.92

Brighthouse/Dimensional International Small Company Investment Division (Class B) (10/7/2011)	2011	14.32	14.35	95,189.03
	2012	14.35	16.72	105,113.19
	2013	16.72	21.10	99,537.23
	2014	21.10	19.46	133,068.35
	2015	19.46	20.35	131,481.22
	2016	20.35	21.28	139,169.63
	2017	21.28	27.45	121,836.52
	2018	27.45	21.55	108,730.29
	2019	21.55	26.22	91,978.18
Brighthouse/Eaton Vance Floating Rate Investment Division (Class B) (10/7/2011)	2011	10.04	10.32	254,726.02
	2012	10.32	10.95	321,820.59
	2013	10.95	11.24	486,222.11
	2014	11.24	11.19	495,277.10
	2015	11.19	10.97	446,508.08
	2016	10.97	11.85	483,566.07
	2017	11.85	12.15	481,892.62
	2018	12.15	12.05	509,565.51
	2019	12.05	12.75	431,489.37
Brighthouse/Franklin Low Duration Total Return Investment Division (Class B) (10/7/2011)	2011	9.72	9.78	115,895.24
	2012	9.78	10.09	233,018.37
	2013	10.09	10.09	1,323,087.46
	2014	10.09	10.08	1,624,351.14
	2015	10.08	9.90	1,500,726.20
	2016	9.90	10.10	1,312,932.78
	2017	10.10	10.12	1,443,006.49
	2018	10.12	10.04	1,382,205.30
	2019	10.04	10.39	1,252,341.58
Brighthouse/Templeton International Bond Investment Division (Class B) (10/7/2011)	2011	12.01	12.07	175,551.90
	2012	12.07	13.63	181,670.49
	2013	13.63	13.62	196,329.70
	2014	13.62	13.62	186,470.80
	2015	13.62	12.90	186,492.57
	2016	12.90	12.86	186,040.49
	2017	12.86	12.73	182,721.00
	2018	12.73	12.71	163,192.98
	2019	12.71	12.72	148,429.79
Brighthouse/Wellington Core Equity Opportunities Investment Division (Class B) (10/7/2011)	2011	29.70	32.51	1,266,027.80
	2012	32.51	36.19	1,230,138.13
	2013	36.19	47.71	1,101,731.84
	2014	47.71	52.05	985,641.98
	2015	52.05	52.56	901,936.26
	2016	52.56	55.62	875,185.59
	2017	55.62	65.33	781,147.00
	2018	65.33	64.36	639,181.35
	2019	64.36	83.12	505,045.00
Brighthouse/Wellington Large Cap Research Investment Division (Class B) (10/7/2011)	2011	8.88	9.60	1,249,088.17
	2012	9.60	10.75	1,193,672.07
	2013	10.75	14.26	1,120,989.92
	2014	14.26	15.99	1,013,433.72
	2015	15.99	16.51	895,987.36
	2016	16.51	17.66	803,402.58
	2017	17.66	21.27	712,673.23
	2018	21.27	19.68	608,526.63
	2019	19.68	25.62	507,828.63

Clarion Global Real Estate Investment Division (Class B) (10/7/2011)	2011	12.67	13.53	812,958.23
	2012	13.53	16.85	840,752.55
	2013	16.85	17.25	914,368.22
	2014	17.25	19.32	933,153.52
	2015	19.32	18.83	910,186.75
	2016	18.83	18.78	890,891.90
	2017	18.78	20.56	853,040.70
	2018	20.56	18.56	764,414.93
	2019	18.56	22.90	604,813.18
Frontier Mid Cap Growth Investment Division (Class B) (10/7/2011)	2011	42.31	45.45	256,422.42
	2012	45.45	49.74	258,786.24
	2013	49.74	65.12	221,409.88
	2014	65.12	71.37	207,119.71
	2015	71.37	72.40	188,962.26
	2016	72.40	75.26	185,645.15
	2017	75.26	92.95	162,201.92
	2018	92.95	86.46	136,824.37
	2019	86.46	113.55	107,676.67
Harris Oakmark International Investment Division (Class B) (10/7/2011)	2011	17.26	17.30	2,644,486.87
	2012	17.30	22.10	2,555,240.97
	2013	22.10	28.52	2,414,785.11
	2014	28.52	26.56	2,603,624.35
	2015	26.56	25.07	2,599,548.05
	2016	25.07	26.81	2,400,996.40
	2017	26.81	34.57	2,022,625.15
	2018	34.57	25.98	2,039,707.48
	2019	25.98	31.98	1,741,679.35
Invesco Balanced-Risk Allocation Investment Division (Class B) (4/30/2012)	2012	1.01	1.04	72,210,858.82
	2013	1.04	1.05	123,614,083.37
	2014	1.05	1.10	122,831,586.66
	2015	1.10	1.04	127,388,151.90
	2016	1.04	1.15	136,205,501.78
	2017	1.15	1.25	134,455,115.23
	2018	1.25	1.16	122,900,770.48
	2019	1.16	1.32	109,532,473.77
Invesco Global Equity Investment Division (Class B) (formerly Oppenheimer Global Equity Investment Division (Class B) (10/7/2011))	2011	16.96	17.51	625,364.43
	2012	17.51	20.97	623,717.96
	2013	20.97	26.36	775,718.47
	2014	26.36	26.61	778,536.61
	2015	26.61	27.34	782,548.26
	2016	27.34	27.09	725,802.78
	2017	27.09	36.63	619,431.35
	2018	36.63	31.45	592,714.41
	2019	31.45	40.90	492,237.91
Invesco Global Equity Investment Division (Class B) (formerly Oppenheimer Global Equity Investment Division (Class B) and before that Met/Templeton Growth Investment Division (Class B)) (10/7/2011)	2011	8.07	8.45	455,855.42
	2012	8.45	10.20	446,269.99
	2013	10.20	10.86	0.00

Invesco Small Cap Growth Investment Division (Class B) (10/7/2011)	2011	14.62	15.91	128,334.65
	2012	15.91	18.60	142,739.51
	2013	18.60	25.77	149,954.23
	2014	25.77	27.49	153,361.74
	2015	27.49	26.71	148,484.30
	2016	26.71	29.43	134,244.90
	2017	29.43	36.46	125,468.71
	2018	36.46	32.78	124,485.68
	2019	32.78	40.32	105,712.75
Jennison Growth Investment Division (Class B) (10/7/2011)	2011	11.97	12.46	764,641.21
	2012	12.46	14.24	1,431,450.15
	2013	14.24	19.25	1,317,470.48
	2014	19.25	20.69	1,255,596.88
	2015	20.69	22.61	1,196,686.42
	2016	22.61	22.32	1,137,587.94
	2017	22.32	30.23	941,370.96
	2018	30.23	29.92	821,625.91
	2019	29.92	39.19	691,615.98
Jennison Growth Investment Division (Class B) (formerly Oppenheimer Capital Appreciation Investment Division (Class B)) (10/7/2011)	2011	7.87	8.40	701,769.74
	2012	8.40	9.46	0.00
JPMorgan Core Bond Investment Division (Class B) (4/29/2013)	2013	11.37	10.83	2,216,738.28
	2014	10.83	11.26	2,176,265.44
	2015	11.26	11.18	2,147,577.02
	2016	11.18	11.30	2,118,489.42
	2017	11.30	11.54	2,184,141.45
	2018	11.54	11.41	1,906,211.35
	2019	11.41	12.21	1,620,021.45
JPMorgan Core Bond Investment Division (Class B) (formerly American Funds® Bond Investment Division (Class C)) (10/7/2011)	2011	10.75	10.90	1,817,300.15
	2012	10.90	11.30	1,988,219.10
	2013	11.30	11.27	0.00
JPMorgan Global Active Allocation Investment Division (Class B) (4/30/2012)	2012	1.01	1.05	51,981,892.96
	2013	1.05	1.15	164,056,074.15
	2014	1.15	1.22	191,336,506.58
	2015	1.22	1.21	215,897,009.63
	2016	1.21	1.23	220,112,071.17
	2017	1.23	1.42	203,996,059.92
	2018	1.42	1.31	207,462,401.49
	2019	1.31	1.51	186,938,611.40
JPMorgan Global Active Allocation Investment Division (Class B) (formerly Allianz Global Investors Dynamic Multi-Asset Plus investment Division (Class B)) (4/28/2014)	2014	0.99	1.04	3,018,524.35
	2015	1.04	1.02	17,931,166.22
	2016	1.02	1.02	23,279,878.44
	2017	1.02	1.17	22,523,224.69
	2018	1.17	1.14	0.00
JPMorgan Small Cap Value Investment Division (Class B) (10/7/2011)	2011	11.89	13.21	316,902.24
	2012	13.21	15.06	326,392.20
	2013	15.06	19.79	291,410.27
	2014	19.79	20.42	297,061.00
	2015	20.42	18.68	294,281.55
	2016	18.68	24.10	324,240.78
	2017	24.10	24.62	308,579.31
	2018	24.62	20.95	258,613.80
	2019	20.95	24.68	231,907.18

Loomis Sayles Global Allocation Investment Division (Class B) (formerly Loomis Sayles Global Markets Investment Division (Class B)) (4/29/2019)	2011	12.17	12.85	671,450.07
	2012	12.85	14.85	709,024.20
	2013	14.85	17.20	1,238,206.94
	2014	17.20	17.59	1,166,745.23
	2015	17.59	17.60	1,122,402.18
	2016	17.60	18.23	1,026,126.01
	2017	18.23	22.17	885,571.09
	2018	22.17	20.73	711,267.33
	2019	20.73	26.13	586,403.44
Loomis Sayles Global Allocation Investment Division (Class B) (formerly Loomis Sayles Global Markets Investment Division (Class B) (formerly Met/Franklin Income Investment Division (Class B))) (4/28/2008)	2011	10.53	11.28	816,958.20
	2012	11.28	12.54	826,664.89
	2013	12.54	13.10	0.00
Loomis Sayles Growth Investment Division (Class B) (formerly ClearBridge Aggressive Growth Investment Division (Class B)) (10/7/2011)	2011	7.28	7.90	1,218,407.70
	2012	7.90	9.26	1,293,947.09
	2013	9.26	13.33	1,802,316.10
	2014	13.33	15.66	5,806,780.93
	2015	15.66	14.86	5,705,292.18
	2016	14.86	15.08	5,235,571.30
	2017	15.08	17.66	4,700,360.26
	2018	17.66	16.22	3,901,985.53
	2019	16.22	19.82	3,324,117.16
Loomis Sayles Growth Investment Division (Class B) (formerly ClearBridge Aggressive Growth II Investment Division (Class B)) (10/7/2011)	2011	147.22	152.72	293,839.16
	2012	152.72	184.96	281,888.96
	2013	184.96	235.48	248,702.49
	2014	235.48	245.40	0.00
Loomis Sayles Small Cap Core Investment Division (Class B) (10/7/2011)	2011	32.82	36.95	250,380.86
	2012	36.95	41.74	268,374.96
	2013	41.74	58.05	243,004.55
	2014	58.05	59.40	241,648.36
	2015	59.40	57.70	229,676.73
	2016	57.70	67.86	208,567.96
	2017	67.86	77.12	190,804.20
	2018	77.12	67.62	164,850.26
	2019	67.62	83.72	140,009.79
MetLife Aggregate Bond Index Investment Division (Class B) (10/7/2011)	2011	16.76	16.97	5,938,826.89
	2012	16.97	17.38	6,399,021.37
	2013	17.38	16.75	7,233,346.84
	2014	16.75	17.46	7,571,768.73
	2015	17.46	17.28	7,630,252.34
	2016	17.28	17.45	7,942,019.13
	2017	17.45	17.76	7,767,609.62
	2018	17.76	17.48	6,878,204.34
	2019	17.48	18.72	6,092,337.32
MetLife Mid Cap Stock Index Investment Division (Class B) (10/7/2011)	2011	15.70	17.27	1,463,657.58
	2012	17.27	20.03	1,540,647.30
	2013	20.03	26.30	1,434,749.73
	2014	26.30	28.40	1,458,859.71
	2015	28.40	27.34	1,440,262.64
	2016	27.34	32.47	1,338,988.11
	2017	32.47	37.12	1,239,311.73
	2018	37.12	32.47	1,102,138.66
	2019	32.47	40.31	961,137.84

MetLife MSCI EAFE® Index Investment Division (Class B) (10/7/2011)	2011	11.27	11.40	2,734,050.21
	2012	11.40	13.30	2,832,194.87
	2013	13.30	15.98	2,706,566.84
	2014	15.98	14.81	2,981,046.37
	2015	14.81	14.45	3,028,845.24
	2016	14.45	14.43	3,079,922.08
	2017	14.43	17.77	2,705,961.53
	2018	17.77	15.09	2,578,201.86
	2019	15.09	18.14	2,202,962.32
MetLife Multi-Index Targeted Risk Investment Division (Class B) (11/12/2012)	2012	0.98	1.01	2,227,200.47
	2013	1.01	1.13	84,236,317.46
	2014	1.13	1.22	149,812,332.73
	2015	1.22	1.19	223,171,380.46
	2016	1.19	1.23	245,812,136.76
	2017	1.23	1.40	233,560,827.23
	2018	1.40	1.29	219,251,649.00
	2019	1.29	1.55	200,976,920.89
MetLife Russell 2000® Index Investment Division (Class B) (10/7/2011)	2011	15.57	17.59	495,214.45
	2012	17.59	20.17	537,110.41
	2013	20.17	27.56	507,144.46
	2014	27.56	28.55	544,526.32
	2015	28.55	26.95	578,459.05
	2016	26.95	32.23	570,620.73
	2017	32.23	36.45	568,288.02
	2018	36.45	32.00	527,635.56
	2019	32.00	39.64	461,617.54
MetLife Stock Index Investment Division (Class B) (10/7/2011)	2011	37.44	40.80	2,429,677.89
	2012	40.80	46.56	2,348,110.59
	2013	46.56	60.61	2,111,322.25
	2014	60.61	67.77	2,002,870.50
	2015	67.77	67.61	1,928,133.10
	2016	67.61	74.44	1,808,622.08
	2017	74.44	89.22	1,612,405.18
	2018	89.22	83.93	1,375,441.99
	2019	83.93	108.53	1,137,784.42
MFS® Research International Investment Division (Class B) (10/7/2011)	2011	12.92	13.12	1,114,555.17
	2012	13.12	15.14	1,144,364.66
	2013	15.14	17.85	1,103,011.68
	2014	17.85	16.42	1,155,236.25
	2015	16.42	15.94	1,156,074.79
	2016	15.94	15.62	1,141,684.45
	2017	15.62	19.79	989,917.03
	2018	19.79	16.83	890,897.33
	2019	16.83	21.35	698,450.63
MFS® Total Return Investment Division (Class B) (10/7/2011)	2011	44.97	47.61	129,686.37
	2012	47.61	52.39	137,061.67
	2013	52.39	61.47	127,733.43
	2014	61.47	65.85	136,972.14
	2015	65.85	64.84	131,957.07
	2016	64.84	69.82	127,170.61
	2017	69.82	77.42	116,842.62
	2018	77.42	72.08	101,206.21
	2019	72.08	85.56	86,197.76

MFS® Value Investment Division (Class B) (10/7/2011)	2011	13.66	14.91	987,913.48
	2012	14.91	17.14	1,107,181.48
	2013	17.14	22.95	1,764,616.91
	2014	22.95	25.08	1,731,882.36
	2015	25.08	24.70	1,656,897.09
	2016	24.70	27.86	1,614,017.44
	2017	27.86	32.39	1,450,482.83
	2018	32.39	28.74	1,982,257.42
	2019	28.74	36.89	1,626,161.47
MFS® Value Investment Division (Class B) (formerly BlackRock Large Cap Value Investment Division (Class B)) (10/7/2011)	2011	10.31	11.38	1,626,358.14
	2012	11.38	12.82	1,677,535.30
	2013	12.82	16.69	1,547,442.34
	2014	16.69	18.10	1,552,710.50
	2015	18.10	16.79	1,517,762.92
	2016	16.79	19.60	1,401,137.53
	2017	19.60	20.80	1,328,936.26
	2018	20.80	20.08	0.00
MFS® Value Investment Division (Class B) (formerly Met/Franklin Mutual Shares Investment Division (Class B)) (10/7/2011)	2011	8.11	8.80	1,347,305.33
	2012	8.80	9.91	1,333,093.55
	2013	9.91	10.87	0.00
Morgan Stanley Discovery Investment Division (Class B) (formerly Morgan Stanley Mid Cap Growth Investment Division (Class B)) (4/29/2019)	2011	14.02	14.24	287,795.21
	2012	14.24	15.38	363,919.68
	2013	15.38	21.14	332,922.65
	2014	21.14	21.11	313,188.10
	2015	21.11	19.82	319,209.69
	2016	19.82	17.94	315,009.90
	2017	17.94	24.81	285,902.69
	2018	24.81	27.02	268,124.17
	2019	27.02	37.43	236,647.69
Neuberger Berman Genesis Investment Division (Class B) (10/7/2011)	2011	15.85	17.49	110,219.26
	2012	17.49	18.97	121,629.77
	2013	18.97	25.92	278,935.36
	2014	25.92	25.55	269,891.12
	2015	25.55	25.35	252,025.01
	2016	25.35	29.67	237,482.87
	2017	29.67	33.88	217,406.43
	2018	33.88	31.15	190,233.71
	2019	31.15	39.85	164,266.74
Neuberger Berman Genesis Investment Division (Class B) (formerly MLA Mid Cap Investment Division (Class B)) (10/7/2011)	2011	13.67	14.93	231,703.10
	2012	14.93	15.54	255,508.97
	2013	15.54	16.87	0.00
PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014)	2014	0.99	1.03	1,688,971.05
	2015	1.03	0.96	7,588,278.65
	2016	0.96	1.06	26,264,415.02
	2017	1.06	1.18	27,417,970.92
	2018	1.18	1.08	22,234,377.91
	2019	1.08	1.30	23,233,820.27

PIMCO Inflation Protected Bond Investment Division (Class B) (10/7/2011)	2011	15.13	15.42	5,116,845.00
	2012	15.42	16.64	5,782,119.58
	2013	16.64	14.92	5,940,458.22
	2014	14.92	15.18	5,632,303.83
	2015	15.18	14.54	5,429,758.47
	2016	14.54	15.09	5,169,244.14
	2017	15.09	15.43	5,292,611.85
	2018	15.43	14.89	4,672,900.50
	2019	14.89	15.94	3,989,144.25
PIMCO Total Return Investment Division (Class B) (10/7/2011)	2011	16.74	17.12	7,692,459.93
	2012	17.12	18.49	8,349,388.74
	2013	18.49	17.93	9,048,919.03
	2014	17.93	18.47	8,686,332.32
	2015	18.47	18.26	8,356,511.39
	2016	18.26	18.52	7,892,937.04
	2017	18.52	19.14	7,937,625.94
	2018	19.14	18.87	7,030,845.34
	2019	18.87	20.24	6,008,993.48
Schroders Global Multi-Asset Investment Division (Class B) (4/30/2012)	2012	1.01	1.06	39,320,823.75
	2013	1.06	1.16	107,055,296.88
	2014	1.16	1.24	122,473,708.86
	2015	1.24	1.21	144,352,438.02
	2016	1.21	1.26	146,629,401.75
	2017	1.26	1.43	136,953,019.87
	2018	1.43	1.28	199,723,032.06
	2019	1.28	1.54	175,858,622.48
Schroders Global Multi-Asset Investment Division (Class B) (formerly Pyramis® Managed Risk Investment Division (Class B)) (4/29/2013)	2013	10.21	10.77	1,848,482.75
	2014	10.77	11.56	3,534,460.25
	2015	11.56	11.29	8,241,260.95
	2016	11.29	11.67	9,401,901.97
	2017	11.67	13.44	9,415,221.25
	2018	13.44	12.86	0.00
SSGA Growth and Income ETF Investment Division (Class B) (10/7/2011)	2011	11.17	11.82	18,884,110.88
	2012	11.82	13.19	18,948,745.89
	2013	13.19	14.72	17,907,381.01
	2014	14.72	15.40	16,897,591.45
	2015	15.40	14.93	16,406,339.99
	2016	14.93	15.61	15,334,405.30
	2017	15.61	17.88	13,842,210.02
	2018	17.88	16.52	12,390,065.05
	2019	16.52	19.53	10,422,724.06
SSGA Growth ETF Investment Division (Class B) (10/7/2011))	2011	10.38	11.03	1,547,797.47
	2012	11.03	12.55	1,500,332.65
	2013	12.55	14.65	1,628,466.91
	2014	14.65	15.26	1,684,313.72
	2015	15.26	14.74	1,584,576.85
	2016	14.74	15.57	1,435,996.68
	2017	15.57	18.42	1,373,052.59
	2018	18.42	16.61	1,250,554.45
	2019	16.61	20.11	1,117,315.34

T. Rowe Price Large Cap Growth Investment Division (Class B)	2013	7.36	9.31	1,598,409.38
	2014	9.31	10.02	1,846,275.32
	2015	10.02	10.95	2,248,139.77
	2016	10.95	10.99	2,599,735.10
	2017	10.99	14.50	2,499,564.01
	2018	14.50	14.17	2,311,986.08
	2019	14.17	18.29	1,989,351.20
T. Rowe Price Large Cap Growth Investment Division (Class B) (formerly RCM Technology Investment Division (Class B)) (10/7/2011)	2011	6.27	6.31	1,387,810.10
	2012	6.31	7.00	1,467,986.52
	2013	7.00	7.33	0.00
T. Rowe Price Mid Cap Growth Investment Division (Class B) (10/7/2011)	2011	9.72	10.44	2,813,703.76
	2012	10.44	11.73	2,946,419.54
	2013	11.73	15.85	2,835,378.70
	2014	15.85	17.67	2,767,850.82
	2015	17.67	18.63	2,767,778.96
	2016	18.63	19.56	2,642,415.26
	2017	19.56	24.13	2,392,874.41
	2018	24.13	23.33	2,054,842.03
	2019	23.33	30.22	1,688,814.96
T. Rowe Price Small Cap Growth Investment Division (Class B) (10/7/2011)	2011	16.86	18.82	691,790.85
	2012	18.82	21.56	720,744.61
	2013	21.56	30.74	728,242.55
	2014	30.74	32.40	768,049.45
	2015	32.40	32.82	839,609.94
	2016	32.82	36.17	785,031.83
	2017	36.17	43.82	739,691.33
	2018	43.82	40.38	664,930.86
	2019	40.38	53.03	578,234.07
VanEck Global Natural Resources Investment Division (Class B) (10/7/2011)	2011	14.91	15.58	790,901.19
	2012	15.58	15.80	920,281.74
	2013	15.80	17.29	873,198.13
	2014	17.29	13.88	948,752.88
	2015	13.88	9.22	1,265,184.94
	2016	9.22	13.11	1,034,974.81
	2017	13.11	12.86	1,141,185.75
	2018	12.86	9.04	1,105,623.82
	2019	9.04	10.05	1,135,413.63
Victory Sycamore Mid Cap Value Investment Division (Class B)	2012	26.19	26.97	842,850.89
	2013	26.97	34.74	723,476.85
	2014	34.74	37.65	664,775.80
	2015	37.65	33.88	657,559.90
	2016	33.88	38.69	590,646.94
	2017	38.69	41.87	558,023.54
	2018	41.87	37.19	476,756.37
	2019	37.19	47.42	389,812.54
Victory Sycamore Mid Cap Value Investment Division (Class B) (formerly Neuberger Berman Mid Cap Value Investment Division (Class B)) (10/07/2011)	2011	21.43	23.78	877,025.26
	2012	23.78	26.32	0.00

Western Asset Management Government Income Investment Division (Class B) (formerly Fidelity Institutional Asset Management® Government Income Portfolio (Class B)) (4/30/2012)	2012	10.79	10.98	16,077,172.81
	2013	10.98	10.36	14,522,524.64
	2014	10.36	11.02	13,597,014.88
	2015	11.02	10.94	12,812,957.90
	2016	10.94	10.96	12,885,696.89
	2017	10.96	11.11	11,596,369.77
	2018	11.11	10.98	10,340,730.36
	2019	10.98	11.67	9,617,751.27
Western Asset Management Strategic Bond Opportunities Investment Division (Class B)	2016	31.64	32.88	620,798.29
	2017	32.88	35.08	629,001.16
	2018	35.08	33.28	550,942.65
	2019	33.28	37.58	489,324.34
Western Asset Management Strategic Bond Opportunities Investment Division (Class B) (formerly Lord Abbett Bond Debenture Investment Division (Class B)) (10/7/2011)	2011	23.46	24.85	577,074.62
	2012	24.85	27.74	668,481.29
	2013	27.74	29.61	705,889.42
	2014	29.61	30.69	725,188.26
	2015	30.69	29.68	744,106.93
	2016	29.68	30.60	0.00
Western Asset Management Strategic Bond Opportunities Investment Division (Class E)	2016	32.29	33.58	471,832.03
	2017	33.58	35.84	427,938.19
	2018	35.84	34.04	373,638.83
	2019	34.04	38.47	289,613.38
Western Asset Management Strategic Bond Opportunities Investment Division (Class E) (formerly Pioneer Strategic Income Investment Division (Class E)) (10/7/2011)	2011	25.97	26.63	465,357.53
	2012	26.63	29.34	478,766.79
	2013	29.34	29.42	487,714.18
	2014	29.42	30.37	540,582.29
	2015	30.37	29.59	574,891.53
	2016	29.59	30.35	0.00
Western Asset Management U.S. Government Investment Division (Class B) (10/7/2011)	2011	18.70	18.82	849,935.44
	2012	18.82	19.18	913,862.74
	2013	19.18	18.78	922,654.79
	2014	18.78	19.04	899,243.06
	2015	19.04	18.88	848,943.50
	2016	18.88	18.86	825,698.69
	2017	18.86	18.96	814,919.03
	2018	18.96	18.87	709,649.70
	2019	18.87	19.73	615,184.53

	At 1.40 Separate Account Charge:
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
American Funds Global Small Capitalization Investment Division (Class 2) (10/7/2011)	2011	24.03	24.79	975,850.58
	2012	24.79	28.89	975,463.20
	2013	28.89	36.54	895,201.06
	2014	36.54	36.80	894,156.80
	2015	36.80	36.38	856,385.45
	2016	36.38	36.63	806,147.05
	2017	36.63	45.48	702,569.80
	2018	45.48	40.11	616,843.33
	2019	40.11	52.02	496,694.77

	At 1.40 Separate Account Charge:
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
American Funds Growth-Income Investment Division (Class 2) (10/7/2011)	2011	94.60	101.26	338,798.10
	2012	101.26	117.30	327,601.24
	2013	117.30	154.43	310,504.27
	2014	154.43	168.47	296,454.80
	2015	168.47	168.55	284,565.49
	2016	168.55	185.36	263,369.91
	2017	185.36	223.70	236,308.39
	2018	223.70	216.63	204,808.24
	2019	216.63	269.45	168,457.62

2.25 Separate Account Charge
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
AB Global Dynamic Allocation Investment Division (Class B) (10/7/2011)	2011	9.39	9.68	0.00
	2012	9.68	10.41	0.00
	2013	10.41	11.32	0.00
	2014	11.32	11.88	0.00
	2015	11.88	11.68	0.00
	2016	11.68	11.83	0.00
	2017	11.83	13.15	0.00
	2018	13.15	11.96	0.00
	2019	11.96	13.80	0.00
American Funds® Balanced Allocation Investment Division (Class C) (10/7/2011)	2011	8.88	9.25	0.00
	2012	9.25	10.26	0.00
	2013	10.26	11.89	0.00
	2014	11.89	12.33	0.00
	2015	12.33	11.97	0.00
	2016	11.97	12.62	0.00
	2017	12.62	14.42	0.00
	2018	14.42	13.49	0.00
	2019	13.49	15.77	0.00
American Funds® Growth Allocation Investment Division (Class C) (10/7/2011)	2011	8.14	8.56	0.00
	2012	8.56	9.72	0.00
	2013	9.72	11.89	0.00
	2014	11.89	12.37	0.00
	2015	12.37	12.00	0.00
	2016	12.00	12.79	0.00
	2017	12.79	15.18	0.00
	2018	15.18	13.98	0.00
	2019	13.98	16.90	0.00
American Funds® Growth Investment Division (Class C) (10/7/2011)	2011	7.93	8.39	3,255.23
	2012	8.39	9.63	1,131.86
	2013	9.63	12.22	1,822.96
	2014	12.22	12.92	1,795.00
	2015	12.92	13.46	5,578.77
	2016	13.46	14.36	2,280.29
	2017	14.36	17.96	2,102.84
	2018	17.96	17.47	2,556.61
	2019	17.47	22.26	1,807.92

American Funds® Moderate Allocation Investment Division (Class C) (10/7/2011)	2011	9.38	9.70	0.00
	2012	9.70	10.51	0.00
	2013	10.51	11.67	0.00
	2014	11.67	12.10	0.00
	2015	12.10	11.75	0.00
	2016	11.75	12.29	0.00
	2017	12.29	13.58	0.00
	2018	13.58	12.82	0.00
	2019	12.82	14.56	0.00
AQR Global Risk Balanced Investment Division (Class B) (10/7/2011)	2011	10.16	10.54	0.00
	2012	10.54	11.39	0.00
	2013	11.39	10.76	0.00
	2014	10.76	10.94	0.00
	2015	10.94	9.67	0.00
	2016	9.67	10.30	0.00
	2017	10.30	11.06	0.00
	2018	11.06	10.13	0.00
	2019	10.13	11.88	0.00
Baillie Gifford International Stock Investment Division (Class B) (10/7/2011)	2011	8.95	8.95	0.00
	2012	8.95	10.45	0.00
	2013	10.45	11.77	0.00
	2014	11.77	11.12	0.00
	2015	11.12	10.63	0.00
	2016	10.63	10.92	0.00
	2017	10.92	14.41	0.00
	2018	14.41	11.66	0.00
	2019	11.66	15.10	0.00
BlackRock Bond Income Investment Division (Class B) (10/7/2011)	2011	42.93	43.55	375.80
	2012	43.55	45.68	375.80
	2013	45.68	44.21	375.80
	2014	44.21	46.17	375.80
	2015	46.17	45.30	972.35
	2016	45.30	45.56	330.37
	2017	45.56	46.26	67.24
	2018	46.26	44.95	72.97
	2019	44.95	48.15	73.08
BlackRock Capital Appreciation Investment Division (Class B) (10/7/2011)	2011	23.63	24.52	1,023.33
	2012	24.52	27.35	314.00
	2013	27.35	35.81	566.76
	2014	35.81	38.04	470.14
	2015	38.04	39.43	446.50
	2016	39.43	38.49	458.16
	2017	38.49	50.28	435.86
	2018	50.28	50.22	1,605.90
	2019	50.22	65.07	1,308.95
BlackRock Global Tactical Strategies Investment Division (Class B) (10/7/2011)	2011	9.23	9.51	0.00
	2012	9.51	10.15	0.00
	2013	10.15	10.94	0.00
	2014	10.94	11.33	0.00
	2015	11.33	11.07	0.00
	2016	11.07	11.30	0.00
	2017	11.30	12.52	0.00
	2018	12.52	11.36	0.00
	2019	11.36	13.40	0.00

BlackRock Ultra-Short Term Bond Investment Division (Class B) (10/7/2011)	2011	18.13	18.04	1,202.87
	2012	18.04	17.64	1,246.30
	2013	17.64	17.24	1,408.72
	2014	17.24	16.86	0.00
	2015	16.86	16.48	0.00
	2016	16.48	16.13	0.00
	2017	16.13	15.88	0.00
	2018	15.88	15.76	0.00
	2019	15.76	15.70	0.00
Brighthouse Asset Allocation 100 Investment Division (Class B) (10/7/2011)	2011	9.29	9.84	0.00
	2012	9.84	11.23	0.00
	2013	11.23	14.22	0.00
	2014	14.22	14.61	0.00
	2015	14.61	14.00	0.00
	2016	14.00	14.91	0.00
	2017	14.91	17.93	0.00
	2018	17.93	15.76	0.00
	2019	15.76	19.65	0.00
Brighthouse Asset Allocation 20 Investment Division (Class B) (10/7/2011)	2011	11.56	11.83	31,442.37
	2012	11.83	12.63	31,212.47
	2013	12.63	12.88	30,976.54
	2014	12.88	13.16	30,736.32
	2015	13.16	12.79	29,476.87
	2016	12.79	13.07	27,301.54
	2017	13.07	13.67	25,198.80
	2018	13.67	13.01	2,215.14
	2019	13.01	14.22	0.00
Brighthouse Asset Allocation 40 Investment Division (Class B) (10/7/2011)	2011	11.08	11.45	30,050.29
	2012	11.45	12.47	28,451.10
	2013	12.47	13.53	24,829.89
	2014	13.53	13.88	24,607.65
	2015	13.88	13.42	24,376.38
	2016	13.42	13.92	23,195.27
	2017	13.92	15.07	22,086.55
	2018	15.07	14.08	0.00
	2019	14.08	15.91	0.00
Brighthouse Asset Allocation 60 Investment Division (Class B) (10/7/2011)	2011	10.54	10.98	0.00
	2012	10.98	12.15	0.00
	2013	12.15	14.02	0.00
	2014	14.02	14.40	0.00
	2015	14.40	13.90	0.00
	2016	13.90	14.56	0.00
	2017	14.56	16.33	0.00
	2018	16.33	14.99	0.00
	2019	14.99	17.51	0.00
Brighthouse Asset Allocation 80 Investment Division (Class A) (formerly MetLife Growth Strategy Investment Division (Class B)) (4/29/2013)	2013	11.14	12.62	0.00
	2014	12.62	12.54	0.00

Brighthouse Asset Allocation 80 Investment Division (Class B) (10/7/2011)	2011	9.93	10.45	55,116.54
	2012	10.45	11.79	54,539.66
	2013	11.79	14.33	52,136.76
	2014	14.33	14.74	49,493.74
	2015	14.74	14.17	46,925.95
	2016	14.17	14.98	44,250.07
	2017	14.98	17.46	41,868.80
	2018	17.46	15.68	0.00
	2019	15.68	18.97	0.00
Brighthouse Asset Allocation 80 Investment Division (formerly Met/Franklin Templeton Founding Strategy Investment Division (Class B)) (4/28/2008)	2011	8.52	9.08	0.00
	2012	9.08	10.31	0.00
	2013	10.31	11.07	0.00
Brighthouse Balanced Plus Investment Division (Class B) (10/7/2011)	2011	9.15	9.32	0.00
	2012	9.32	10.31	0.00
	2013	10.31	11.53	0.00
	2014	11.53	12.36	0.00
	2015	12.36	11.59	0.00
	2016	11.59	12.28	0.00
	2017	12.28	14.21	0.00
	2018	14.21	12.87	0.00
	2019	12.87	15.55	0.00
Brighthouse/Aberdeen Emerging Markets Equity Investment Division (Class B) (10/7/2011)	2011	9.34	9.60	2,295.85
	2012	9.60	11.16	584.33
	2013	11.16	10.37	1,525.07
	2014	10.37	9.48	1,734.07
	2015	9.48	7.98	4,905.05
	2016	7.98	8.70	1,912.29
	2017	8.70	10.92	2,014.85
	2018	10.92	9.16	758.27
	2019	9.16	10.82	758.27
Brighthouse/Artisan Mid Cap Value Investment Division (Class B) (10/7/2011)	2011	24.46	26.87	0.00
	2012	26.87	29.31	0.00
	2013	29.31	39.13	0.00
	2014	39.13	38.90	292.49
	2015	38.90	34.35	292.49
	2016	34.35	41.20	292.49
	2017	41.20	45.34	292.49
	2018	45.34	38.38	292.49
	2019	38.38	46.32	0.00
Brighthouse/Dimensional International Small Company Investment Division (Class B) (10/7/2011)	2011	13.87	13.86	0.00
	2012	13.86	15.97	0.00
	2013	15.97	19.93	0.00
	2014	19.93	18.18	0.00
	2015	18.18	18.80	0.00
	2016	18.80	19.45	0.00
	2017	19.45	24.82	0.00
	2018	24.82	19.27	0.00
	2019	19.27	23.18	0.00

Brighthouse/Eaton Vance Floating Rate Investment Division (Class B) (10/7/2011)	2011	9.88	10.13	0.00
	2012	10.13	10.63	0.00
	2013	10.63	10.80	0.00
	2014	10.80	10.63	0.00
	2015	10.63	10.31	0.00
	2016	10.31	11.01	0.00
	2017	11.01	11.17	0.00
	2018	11.17	10.95	0.00
	2019	10.95	11.46	0.00
Brighthouse/Franklin Low Duration Total Return Investment Division (Class B) (10/7/2011)	2011	9.68	9.71	0.00
	2012	9.71	9.91	0.00
	2013	9.91	9.80	0.00
	2014	9.80	9.68	0.00
	2015	9.68	9.41	0.00
	2016	9.41	9.49	0.00
	2017	9.49	9.40	0.00
	2018	9.40	9.23	0.00
	2019	9.23	9.44	0.00
Brighthouse/Templeton International Bond Investment Division (Class B) (10/7/2011)	2011	11.70	11.72	0.00
	2012	11.72	13.09	0.00
	2013	13.09	12.93	0.00
	2014	12.93	12.79	0.00
	2015	12.79	11.99	0.00
	2016	11.99	11.82	0.00
	2017	11.82	11.58	0.00
	2018	11.58	11.43	0.00
	2019	11.43	11.31	0.00
Brighthouse/Wellington Core Equity Opportunities Investment Division (Class B) (10/7/2011)	2011	24.65	26.91	155.18
	2012	26.91	29.63	154.93
	2013	29.63	38.64	135.91
	2014	38.64	41.69	1,682.05
	2015	41.69	41.64	2,251.76
	2016	41.64	43.58	232.29
	2017	43.58	50.63	122.46
	2018	50.63	49.32	1,201.45
	2019	49.32	63.01	1,298.92
Brighthouse/Wellington Large Cap Research Investment Division (Class B) (10/7/2011)	2011	45.64	49.23	0.00
	2012	49.23	54.58	0.00
	2013	54.58	71.67	0.00
	2014	71.67	79.54	0.00
	2015	79.54	81.26	0.00
	2016	81.26	86.03	0.00
	2017	86.03	102.58	0.00
	2018	102.58	93.95	0.00
	2019	93.95	121.07	0.00
Clarion Global Real Estate Investment Division (Class B) (10/7/2011)	2011	11.68	12.43	105.67
	2012	12.43	15.32	96.57
	2013	15.32	15.51	103.13
	2014	15.51	17.18	98.62
	2015	17.18	16.56	1,912.82
	2016	16.56	16.33	1,225.74
	2017	16.33	17.68	474.11
	2018	17.68	15.79	418.55
	2019	15.79	19.27	381.34

Frontier Mid Cap Growth Investment Division (Class B) (10/7/2011)	2011	32.68	35.03	59.80
	2012	35.03	37.90	59.81
	2013	37.90	49.08	52.90
	2014	49.08	53.21	607.03
	2015	53.21	53.38	1,687.71
	2016	53.38	54.89	83.45
	2017	54.89	67.05	0.00
	2018	67.05	61.68	976.23
	2019	61.68	80.12	1,025.58
Harris Oakmark International Investment Division (Class B) (10/7/2011)	2011	15.46	15.46	0.00
	2012	15.46	19.53	0.00
	2013	19.53	24.92	0.00
	2014	24.92	22.96	452.66
	2015	22.96	21.43	1,562.05
	2016	21.43	22.67	1,007.93
	2017	22.67	28.91	452.66
	2018	28.91	21.49	3,088.05
	2019	21.49	26.16	279.58
Invesco Balanced-Risk Allocation Investment Division (Class B) (4/30/2012)	2012	1.01	1.04	0.00
	2013	1.04	1.03	0.00
	2014	1.03	1.07	0.00
	2015	1.07	1.00	0.00
	2016	1.00	1.09	0.00
	2017	1.09	1.17	0.00
	2018	1.17	1.07	0.00
	2019	1.07	1.21	0.00
Invesco Global Equity Investment Division (Class B) (formerly Oppenheimer Global Equity Investment Division (Class B) (10/7/2011))	2011	14.44	14.87	0.00
	2012	14.87	17.62	0.00
	2013	17.62	21.90	0.00
	2014	21.90	21.87	0.00
	2015	21.87	22.22	0.00
	2016	22.22	21.78	0.00
	2017	21.78	29.12	0.00
	2018	29.12	24.73	0.00
	2019	24.73	31.81	0.00
Invesco Global Equity Investment Division (Class B) (formerly Oppenheimer Global Equity Investment Division (Class B) and before that Met/Templeton Growth Investment Division (Class B)) (10/7/2011)	2011	7.77	8.11	0.00
	2012	8.11	9.69	0.00
	2013	9.69	10.28	0.00
Invesco Small Cap Growth Investment Division (Class B) (10/7/2011)	2011	13.09	14.22	149.24
	2012	14.22	16.43	139.70
	2013	16.43	22.52	117.01
	2014	22.52	23.77	0.00
	2015	23.77	22.84	101.67
	2016	22.84	24.89	0.00
	2017	24.89	30.50	0.00
	2018	30.50	27.12	0.00
	2019	27.12	32.99	0.00

Jennison Growth Investment Division (Class B) (10/7/2011)	2011	4.41	4.59	0.00
	2012	4.59	5.18	0.00
	2013	5.18	6.93	0.00
	2014	6.93	7.37	1,621.04
	2015	7.37	7.96	1,621.04
	2016	7.96	7.78	1,621.04
	2017	7.78	10.42	1,621.04
	2018	10.42	10.20	14,841.11
	2019	10.20	13.21	12,425.80
Jennison Growth Investment Division (Class B) (formerly Oppenheimer Capital Appreciation Investment Division (Class B)) (10/7/2011)	2011	7.00	7.45	0.00
	2012	7.45	8.36	0.00
JPMorgan Core Bond Investment Division (Class B) (4/29/2013)	2013	10.76	10.18	1,555.36
	2014	10.18	10.46	1,555.36
	2015	10.46	10.27	1,555.36
	2016	10.27	10.27	0.00
	2017	10.27	10.37	0.00
	2018	10.37	10.14	0.00
	2019	10.14	10.73	0.00
JPMorgan Core Bond Investment Division (Class B) (formerly American Funds® Bond Investment Division (Class C)) (10/7/2011)	2011	10.35	10.47	1,555.36
	2012	10.47	10.73	1,555.36
	2013	10.73	10.71	0.00
JPMorgan Global Active Allocation Investment Division (Class B) (4/30/2012)	2012	1.01	1.04	0.00
	2013	1.04	1.13	0.00
	2014	1.13	1.18	0.00
	2015	1.18	1.16	0.00
	2016	1.16	1.17	0.00
	2017	1.17	1.34	0.00
	2018	1.34	1.21	0.00
	2019	1.21	1.39	0.00
JPMorgan Global Active Allocation Investment Division (Class B) (formerly Allianz Global Investors Dynamic Multi-Asset Plus investment Division (Class B)) (4/28/2014)	2014	0.99	1.03	0.00
	2015	1.03	1.00	0.00
	2016	1.00	0.99	0.00
	2017	0.99	1.12	0.00
	2018	1.12	1.09	0.00
JPMorgan Small Cap Value Investment Division (Class B) (10/7/2011)	2011	11.08	12.27	0.00
	2012	12.27	13.84	0.00
	2013	13.84	17.99	0.00
	2014	17.99	18.36	0.00
	2015	18.36	16.61	0.00
	2016	16.61	21.20	0.00
	2017	21.20	21.42	0.00
	2018	21.42	18.02	0.00
	2019	18.02	21.00	0.00
Loomis Sayles Global Allocation Investment Division (Class B) (formerly Loomis Sayles Global Markets Investment Division (Class B)) (4/29/2019)	2011	11.46	12.07	1,911.30
	2012	12.07	13.80	458.06
	2013	13.80	15.80	1,357.57
	2014	15.80	15.99	1,384.37
	2015	15.99	15.82	1,395.23
	2016	15.82	16.21	1,094.42
	2017	16.21	19.49	1,120.73
	2018	19.49	18.03	0.00
	2019	18.03	22.48	0.00

Loomis Sayles Global Allocation Investment Division (Class B) (formerly Loomis Sayles Global Markets Investment Division (Class B) (formerly Met/Franklin Income Investment Division (Class B))) (4/28/2008)	2011	10.13	10.83	404.53
	2012	10.83	11.91	372.53
	2013	11.91	12.40	0.00
Loomis Sayles Growth Investment Division (Class B) (formerly ClearBridge Aggressive Growth Investment Division (Class B)) (10/7/2011)	2011	6.47	7.01	3,341.55
	2012	7.01	8.12	771.01
	2013	8.12	11.56	1,476.00
	2014	11.56	13.44	7,082.56
	2015	13.44	12.61	8,115.93
	2016	12.61	12.66	2,768.66
	2017	12.66	14.66	2,421.59
	2018	14.66	13.32	16,391.50
	2019	13.32	16.10	6,032.80
Loomis Sayles Growth Investment Division (Class B) (formerly ClearBridge Aggressive Growth II Investment Division (Class B)) (10/7/2011)	2011	106.34	110.04	18.86
	2012	110.04	131.80	17.27
	2013	131.80	165.97	15.79
	2014	165.97	172.36	0.00
Loomis Sayles Small Cap Core Investment Division (Class B) (10/7/2011)	2011	27.09	30.42	867.57
	2012	30.42	33.99	254.15
	2013	33.99	46.75	420.37
	2014	46.75	47.31	650.54
	2015	47.31	45.45	2,418.34
	2016	45.45	52.88	592.36
	2017	52.88	59.44	475.43
	2018	59.44	51.54	1,211.29
	2019	51.54	63.11	1,416.49
MetLife Aggregate Bond Index Investment Division (Class B) (10/7/2011)	2011	14.54	14.68	5,706.46
	2012	14.68	14.88	8,371.45
	2013	14.88	14.18	8,737.15
	2014	14.18	14.62	8,699.36
	2015	14.62	14.31	8,434.17
	2016	14.31	14.29	8,120.83
	2017	14.29	14.39	10,441.93
	2018	14.39	14.00	9,322.41
	2019	14.00	14.83	9,007.32
MetLife Mid Cap Stock Index Investment Division (Class B) (10/7/2011)	2011	13.87	15.22	337.07
	2012	15.22	17.46	1,891.46
	2013	17.46	22.67	1,658.65
	2014	22.67	24.21	1,601.11
	2015	24.21	23.06	1,611.66
	2016	23.06	27.08	1,449.39
	2017	27.08	30.62	1,972.55
	2018	30.62	26.49	2,416.34
	2019	26.49	32.52	2,174.98
MetLife MSCI EAFE® Index Investment Division (Class B) (10/7/2011)	2011	9.78	9.86	1,234.26
	2012	9.86	11.38	5,469.63
	2013	11.38	13.52	5,220.91
	2014	13.52	12.39	5,510.45
	2015	12.39	11.96	5,581.91
	2016	11.96	11.81	5,987.67
	2017	11.81	14.40	7,541.47
	2018	14.40	12.09	7,753.74
	2019	12.09	14.37	7,263.77

MetLife Multi-Index Targeted Risk Investment Division (Class B) (11/12/2012)	2012	0.98	1.01	0.00
	2013	1.01	1.11	0.00
	2014	1.11	1.19	0.00
	2015	1.19	1.15	0.00
	2016	1.15	1.17	0.00
	2017	1.17	1.32	0.00
	2018	1.32	1.20	0.00
	2019	1.20	1.43	0.00
MetLife Russell 2000® Index Investment Division (Class B) (10/7/2011)	2011	13.51	15.22	0.00
	2012	15.22	17.26	945.92
	2013	17.26	23.33	824.82
	2014	23.33	23.90	4,080.57
	2015	23.90	22.32	5,262.44
	2016	22.32	26.40	1,453.45
	2017	26.40	29.53	1,576.47
	2018	29.53	25.64	3,833.01
	2019	25.64	31.41	4,130.09
MetLife Stock Index Investment Division (Class B) (10/7/2011)	2011	29.57	32.14	1,444.15
	2012	32.14	36.28	3,125.96
	2013	36.28	46.71	2,573.89
	2014	46.71	51.66	2,591.05
	2015	51.66	50.97	2,954.28
	2016	50.97	55.51	2,155.52
	2017	55.51	65.80	2,731.03
	2018	65.80	61.22	4,554.69
	2019	61.22	78.30	4,252.29
MFS® Research International Investment Division (Class B) (10/7/2011)	2011	11.49	11.64	0.00
	2012	11.64	13.28	0.00
	2013	13.28	15.49	0.00
	2014	15.49	14.09	0.00
	2015	14.09	13.53	0.00
	2016	13.53	13.12	0.00
	2017	13.12	16.44	0.00
	2018	16.44	13.82	0.00
	2019	13.82	17.34	0.00
MFS® Total Return Investment Division (Class B) (10/7/2011)	2011	34.37	36.29	0.00
	2012	36.29	39.49	0.00
	2013	39.49	45.83	0.00
	2014	45.83	48.56	0.00
	2015	48.56	47.29	0.00
	2016	47.29	50.37	0.00
	2017	50.37	55.24	0.00
	2018	55.24	50.87	0.00
	2019	50.87	59.72	0.00
MFS® Value Investment Division (Class B) (10/7/2011)	2011	9.69	10.56	0.00
	2012	10.56	12.01	0.00
	2013	12.01	15.90	0.00
	2014	15.90	17.18	0.00
	2015	17.18	16.74	0.00
	2016	16.74	18.68	0.00
	2017	18.68	21.47	0.00
	2018	21.47	18.84	627.34
	2019	18.84	23.92	0.00

MFS® Value Investment Division (Class B) (formerly BlackRock Large Cap Value Investment Division (Class B)) (10/7/2011)	2011	9.29	10.23	0.00
	2012	10.23	11.40	0.00
	2013	11.40	14.68	0.00
	2014	14.68	15.75	769.87
	2015	15.75	14.44	769.87
	2016	14.44	16.68	769.87
	2017	16.68	17.51	769.87
	2018	17.51	16.84	0.00
MFS® Value Investment Division (Class B) (formerly Met/Franklin Mutual Shares Investment Division (Class B)) (10/7/2011)	2011	7.80	8.45	0.00
	2012	8.45	9.41	0.00
	2013	9.41	10.29	0.00
Morgan Stanley Discovery Investment Division (Class B) (formerly Morgan Stanley Mid Cap Growth Investment Division (Class B)) (4/29/2019)	2011	11.93	12.09	0.00
	2012	12.09	12.92	0.00
	2013	12.92	17.56	0.00
	2014	17.56	17.35	719.27
	2015	17.35	16.11	5,959.70
	2016	16.11	14.42	682.16
	2017	14.42	19.73	328.11
	2018	19.73	21.24	4,244.04
	2019	21.24	29.11	3,631.15
Neuberger Berman Genesis Investment Division (Class B) (10/7/2011)	2011	14.00	15.41	0.00
	2012	15.41	16.53	0.00
	2013	16.53	22.34	0.00
	2014	22.34	21.78	0.00
	2015	21.78	21.38	0.00
	2016	21.38	24.75	0.00
	2017	24.75	27.95	0.00
	2018	27.95	25.41	0.00
	2019	25.41	32.15	0.00
Neuberger Berman Genesis Investment Division (Class B) (formerly MLA Mid Cap Investment Division (Class B)) (10/7/2011)	2011	12.24	13.34	0.00
	2012	13.34	13.74	0.00
	2013	13.74	14.85	0.00
PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014)	2014	0.99	1.02	0.00
	2015	1.02	0.95	0.00
	2016	0.95	1.03	0.00
	2017	1.03	1.13	0.00
	2018	1.13	1.02	0.00
	2019	1.02	1.22	0.00
PIMCO Inflation Protected Bond Investment Division (Class B) (10/7/2011)	2011	13.78	14.02	1,642.70
	2012	14.02	14.96	414.03
	2013	14.96	13.27	1,197.63
	2014	13.27	13.35	1,287.95
	2015	13.35	12.65	1,396.31
	2016	12.65	12.98	1,331.28
	2017	12.98	13.13	1,642.08
	2018	13.13	12.53	0.00
	2019	12.53	13.26	0.00

PIMCO Total Return Investment Division (Class B) (10/7/2011)	2011	14.89	15.19	524.61
	2012	15.19	16.23	524.61
	2013	16.23	15.56	524.61
	2014	15.56	15.85	524.61
	2015	15.85	15.50	2,448.24
	2016	15.50	15.55	1,151.56
	2017	15.55	15.89	391.09
	2018	15.89	15.50	421.26
	2019	15.50	16.44	425.00
Schroders Global Multi-Asset Investment Division (Class B) (4/30/2012)	2012	1.01	1.06	0.00
	2013	1.06	1.14	0.00
	2014	1.14	1.20	0.00
	2015	1.20	1.16	0.00
	2016	1.16	1.20	0.00
	2017	1.20	1.34	0.00
	2018	1.34	1.19	0.00
	2019	1.19	1.41	0.00
Schroders Global Multi-Asset Investment Division (Class B) (formerly Pyramis® Managed Risk Investment Division (Class B)) (4/29/2013)	2013	10.21	10.68	0.00
	2014	10.68	11.35	0.00
	2015	11.35	10.96	0.00
	2016	10.96	11.20	0.00
	2017	11.20	12.76	0.00
	2018	12.76	12.17	0.00
SSGA Growth and Income ETF Investment Division (Class B) (10/7/2011)	2011	10.46	11.04	0.00
	2012	11.04	12.17	0.00
	2013	12.17	13.44	0.00
	2014	13.44	13.91	0.00
	2015	13.91	13.33	0.00
	2016	13.33	13.79	0.00
	2017	13.79	15.62	0.00
	2018	15.62	14.28	0.00
	2019	14.28	16.70	0.00
SSGA Growth ETF Investment Division (Class B) (10/7/2011))	2011	9.71	10.30	0.00
	2012	10.30	11.58	0.00
	2013	11.58	13.37	0.00
	2014	13.37	13.78	0.00
	2015	13.78	13.16	0.00
	2016	13.16	13.76	0.00
	2017	13.76	16.09	0.00
	2018	16.09	14.36	0.00
	2019	14.36	17.19	0.00
T. Rowe Price Large Cap Growth Investment Division (Class B)	2013	15.39	19.33	890.45
	2014	19.33	20.57	2,530.21
	2015	20.57	22.22	2,993.05
	2016	22.22	22.06	1,866.58
	2017	22.06	28.80	1,563.70
	2018	28.80	27.83	3,833.81
	2019	27.83	35.53	3,132.25
T. Rowe Price Large Cap Growth Investment Division (Class B) (formerly RCM Technology Investment Division (Class B)) (10/7/2011)	2011	5.58	5.60	3,927.45
	2012	5.60	6.14	1,017.82
	2013	6.14	6.40	0.00

T. Rowe Price Mid Cap Growth Investment Division (Class B) (10/7/2011)	2011	8.65	9.26	2,865.34
	2012	9.26	10.29	944.02
	2013	10.29	13.75	1,525.09
	2014	13.75	15.16	2,090.18
	2015	15.16	15.81	1,999.74
	2016	15.81	16.42	2,011.03
	2017	16.42	20.03	1,975.50
	2018	20.03	19.16	803.73
	2019	19.16	24.55	803.73
T. Rowe Price Small Cap Growth Investment Division (Class B) (10/7/2011)	2011	14.35	15.98	1,481.37
	2012	15.98	18.11	347.31
	2013	18.11	25.54	675.65
	2014	25.54	26.63	1,117.15
	2015	26.63	26.68	1,094.52
	2016	26.68	29.08	1,105.06
	2017	29.08	34.84	1,083.64
	2018	34.84	31.75	1,225.81
	2019	31.75	41.24	445.86
VanEck Global Natural Resources Investment Division (Class B) (10/7/2011)	2011	14.44	15.04	0.00
	2012	15.04	15.09	0.00
	2013	15.09	16.34	0.00
	2014	16.34	12.97	0.00
	2015	12.97	8.52	0.00
	2016	8.52	11.98	0.00
	2017	11.98	11.63	0.00
	2018	11.63	8.09	0.00
	2019	8.09	8.88	0.00
Victory Sycamore Mid Cap Value Investment Division (Class B)	2012	22.58	23.08	0.00
	2013	23.08	29.40	0.00
	2014	29.40	31.52	0.00
	2015	31.52	28.05	192.88
	2016	28.05	31.68	199.33
	2017	31.68	33.91	192.05
	2018	33.91	29.79	194.06
	2019	29.79	37.57	197.97
Victory Sycamore Mid Cap Value Investment Division (Class B) (formerly Neuberger Berman Mid Cap Value Investment Division (Class B)) (10/07/2011)	2011	18.59	20.57	0.00
	2012	20.57	22.69	0.00
Western Asset Management Government Income Investment Division (Class B) (formerly Fidelity Institutional Asset Management® Government Income Portfolio (Class B)) (4/30/2012)	2012	10.68	10.78	0.00
	2013	10.78	10.06	0.00
	2014	10.06	10.58	0.00
	2015	10.58	10.39	0.00
	2016	10.39	10.29	0.00
	2017	10.29	10.33	0.00
	2018	10.33	10.09	0.00
	2019	10.09	10.60	0.00
Western Asset Management Strategic Bond Opportunities Investment Division (Class B)	2016	24.97	25.76	534.79
	2017	25.76	27.19	56.04
	2018	27.19	25.51	0.00
	2019	25.51	28.49	0.00

Western Asset Management Strategic Bond Opportunities Investment Division (Class B) (formerly Lord Abbett Bond Debenture Investment Division (Class B)) (10/7/2011)	2011	19.79	20.91	50.76
	2012	20.91	23.09	49.07
	2013	23.09	24.38	52.68
	2014	24.38	24.99	53.95
	2015	24.99	23.90	1,051.72
	2016	23.90	24.56	0.00
Western Asset Management Strategic Bond Opportunities Investment Division (Class E)	2016	25.48	26.31	0.00
	2017	26.31	27.78	0.00
	2018	27.78	26.09	0.00
	2019	26.09	29.16	0.00
Western Asset Management Strategic Bond Opportunities Investment Division (Class E) (formerly Pioneer Strategic Income Investment Division (Class E)) (10/7/2011)	2011	21.46	21.96	0.00
	2012	21.96	23.92	0.00
	2013	23.92	23.72	0.00
	2014	23.72	24.23	0.00
	2015	24.23	23.34	0.00
	2016	23.34	23.85	0.00
Western Asset Management U.S. Government Investment Division (Class B) (10/7/2011)	2011	15.52	15.58	339.24
	2012	15.58	15.70	357.23
	2013	15.70	15.21	417.87
	2014	15.21	15.25	441.59
	2015	15.25	14.96	453.06
	2016	14.96	14.77	465.84
	2017	14.77	14.69	518.79
	2018	14.69	14.46	0.00
	2019	14.46	14.96	0.00

	At 2.50 Separate Account Charge:
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
American Funds Global Small Capitalization Investment Division (Class 2) (10/7/2011)	2011	20.59	21.18	16,878.39
	2012	21.18	24.40	6,976.44
	2013	24.40	30.51	2,349.77
	2014	30.51	30.37	0.00
	2015	30.37	29.69	0.00
	2016	29.69	29.55	0.00
	2017	29.55	36.26	0.00
	2018	36.26	31.62	0.00
	2019	31.62	40.54	0.00
American Funds Growth-Income Investment Division (Class 2) (10/7/2011)	2011	68.81	73.46	5,286.13
	2012	73.46	84.12	1,344.56
	2013	84.12	109.48	459.97
	2014	109.48	118.07	0.00
	2015	118.07	116.77	0.00
	2016	116.77	126.95	0.00
	2017	126.95	151.46	0.00
	2018	151.46	144.99	0.00
	2019	144.99	178.28	0.00

The assets of the BlackRock Large Cap Value Portfolio of Brighthouse Funds Trust II merged into MFS® Value Investment Division of Brighthouse Funds Trust II on April 30, 2018. Accumulation Unit Values prior to April 30, 2018 are those of the BlackRock Large Cap Value Portfolio.

The assets of the Pyramis® Managed Risk Portfolio of Brighthouse Funds Trust I merged into Schroders Global Multi-Asset Portfolio of Brighthouse Funds Trust I on April 30, 2018. Accumulation Unit Values prior to April 30, 2018 are those of the Pyramis® Managed Risk Portfolio.
The assets of the Allianz Global Investors Dynamic Multi-Asset Plus Portfolio of Brighthouse Funds Trust I merged into JPMorgan Global Active Allocation Portfolio of Brighthouse Funds Trust I on April 30, 2018. Accumulation Unit Values prior to April 30, 2018 are those of the Allianz Global Investors Dynamic Multi-Asset Plus Portfolio.
The assets of the Lord Abbett Bond Debenture Investment Division of the Met Investors Fund merged into Western Asset Management Strategic Bond Opportunities Investment Division of the Metropolitan Fund on May 2, 2016. Accumulation Unit Values prior to May 2, 2016 are those of the Lord Abbett Bond Debenture Investment Division.
The assets of the Pioneer Strategic Income Investment Division of the Met Investors Fund merged into Western Asset Management Strategic Bond Opportunities Investment Division of the Metropolitan Fund on May 2, 2016. Accumulation Unit Values prior to May 2, 2016 are those of the Pioneer Strategic Income Investment Division.
The assets of the ClearBridge Aggressive Growth II Investment Division of the Met Investors Fund merged into ClearBridge Aggressive Growth Investment Division of the Met Investors Fund on April 28, 2014. Accumulation Unit Values prior to April 28, 2014 are those of the ClearBridge Aggressive Growth II Investment Division.
The assets of the MetLife Growth Strategy Investment Division of the Met Investors Fund merged into MetLife Asset Allocation 80 Investment Division of the Metropolitan Fund on April 28, 2014. Accumulation Unit Values prior to April 28, 2014 are those of the MetLife Growth Strategy Investment Division.
The assets of the Met/Franklin Income Investment Division of the Met Investors Fund were merged into Loomis Sayles Global Markets Investment Division of the Met Investors Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Met/Franklin Income Investment Division.
The assets of the Met/Franklin Mutual Shares Investment Division of the Met Investors Fund were merged into MFS® Value Investment Division of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Met/Franklin Mutual Shares Investment Division.
The assets of the Met/Franklin Templeton Founding Strategy Investment Division of the Met Investors Fund were merged into MetLife Growth Strategy Investment Division of the Met Investors Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Met/Franklin Templeton Founding Strategy Investment Division.
The assets of the MLA Mid Cap Investment Division of the Met Investors Fund were merged into Neuberger Berman Genesis Investment Division of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the MLA Mid Cap Investment Division.
The assets of the RCM Technology Investment Division of the Met Investors Fund were merged into T. Rowe Price Large Cap Growth Investment Division of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the RCM Technology Investment Division.
The assets of the Met/Templeton Growth Investment Division of the Met Investors Fund were merged into Oppenheimer Global Equity Investment Division of the Met Investors Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Met/Templeton Growth Investment Division.

The assets of the Oppenheimer Global Equity Investment Division of the Metropolitan Fund were merged into Oppenheimer Global Equity Investment Division of the Met Investors Trust on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Oppenheimer Global Equity Portfolio of the Metropolitan Fund.
The C Class shares of the JP Morgan Core Bond Investment Division of the Met Investors Fund were exchanged for B Class shares of the JP Morgan Core Bond Investment Division of the Met Investors Fund on April 29, 2013.
The assets of the Oppenheimer Capital Appreciation Investment Division of the Met Investors Fund were merged into the Jennison Growth Investment Division of the Metropolitan Fund on April 30, 2012. Accumulation Unit Values prior to April 30, 2012 are those of the Oppenheimer Capital Appreciation Investment Division.
The assets of the Lord Abbett Mid Cap Value Investment Division (formerly the Neuberger Berman Mid Cap Value Division) of the Metropolitan Fund were merged into the Lord Abbett Mid Cap Value Investment Division of the Met Investors Fund on April 30, 2012. Accumulation Unit Values prior to April 30, 2012 are those of the Lord Abbett Mid Cap Value Investment Division of the Metropolitan Fund.

Appendix C
Portfolio Legal and Marketing Names
Series Fund/Trust	Legal Name of Portfolio Series	Marketing Name
American Funds Insurance Series®	Global Small Capitalization Fund	American Funds Global Small Capitalization Fund
American Funds Insurance Series®	Growth - Income Fund	American Funds Growth-Income Fund

Appendix D
Enhanced Death Benefit (“EDB”) Examples
The purpose of these examples is to illustrate the operation of the EDB. Example (5) shows how required minimum distributions affect the Death Benefit Base when an EDB is elected with an IRA Contract (or another Contract subject to Section 401(a)(9) of the Code).
(1)	The Annual Increase Amount
Graphic Example: Determining a death benefit based on the Annual Increase Amount
Assume that You make an initial purchase payment of $100,000. While you own the Contract, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the investment options You selected. Your purchase payments accumulate at the EDB Annual Increase Rate (See “Death Benefit — Generally Optional Death Benefits — Enhanced Death Benefits — EDB Rate Table”), until the Contract Anniversary prior to the Contract Owner’s 91st birthday. Your purchase payments are also adjusted for any withdrawals (including any applicable Withdrawal Charge) made during this period. The line (your purchase payments accumulated at the EDB Annual Increase Rate, adjusted for withdrawals and charges — “the Annual Increase Amount”) is the value upon which the death benefit can be based.
In this example, at the time the death benefit is determined, the Annual Increase Amount is higher than the Account Value. Assume that the Annual Increase Amount is also higher than the Highest Anniversary Value (the other calculation used to determine the death benefit under the EDB — see Example (2) below). Because the Annual Increase Amount is higher than the Account Value and the Highest Anniversary Value, the death benefit will be equal to the Annual Increase Amount.
(2)	The Highest Anniversary Value (HAV)
Graphic Example: Determining a death benefit based on the Highest Anniversary Value
While You own the Contract, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each Contract Anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the Contract Anniversary immediately prior to the Contract Owner’s 81st birthday. The Highest Anniversary Value is also adjusted for any withdrawals taken (including any applicable Withdrawal Charge) or any additional purchase payments made. The Highest Anniversary Value line is the value upon which the death benefit can be based.
In this example, at the time the death benefit is determined, the Highest Anniversary Value is higher than the Account Value. Assume that the Highest Anniversary Value is also higher than the Annual Increase Amount. Because the Highest Anniversary Value is higher than the Account Value and the Annual Increase Amount, the death benefit will be equal to the Highest Anniversary Value.
(3)	Putting It All Together
Graphic Example: Determining a death benefit based on the Annual Increase Amount and the Highest Anniversary Value
While You own the Contract, the two calculations (the Annual Increase Amount and the Highest Anniversary Value) work together to protect your future death benefit. As shown in the graphic below, the death benefit will be the greatest of the Annual Increase Amount, the Highest Anniversary Value, and the Account Value.
If at the time the death benefit is determined your Account Value would provide a larger death benefit than would the Annual Increase Amount or Highest Anniversary Value, You will have paid for the EDB although it was never used.
(4)	The Optional Step-Up: Automatic Annual Step-Up
Assume your initial investment is $100,000 and no withdrawals are taken. The Annual Increase Amount will be increased by the EDB Annual Increase Rate on the first Contract Anniversary. Assume your Account Value at the first Contract Anniversary is $110,000 due to good market performance, and $110,000 is greater than the Annual Increase Amount increased by the EDB Annual Increase Rate. Also assume that prior to the first Contract Anniversary, You elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur on the first Contract Anniversary. (An Optional Step-Up is permitted on any Contract Anniversary when the Contract Owner (or older Joint Contract Owner, or Annuitant if the Contract is owned by a non-natural person) is age 80 or younger).
The effect of the Optional Step-Up is:
(1)	The Annual Increase Amount automatically increases to $110,000; and
(2)	The EDB optional benefit charge may be reset to the fee we would charge new Contract Owners for the same EDB at that time.
Assume your Account Value at the second Contract Anniversary is $120,000 due to good market performance, and You have not discontinued the Automatic Annual Step-Up feature. If your $120,000 Account Value is higher than your Annual Increase Amount (calculated on the second Contract Anniversary using the EDB Annual Increase Rate), an Optional Step-Up will automatically occur on the second Contract Anniversary.
The effect of the Optional Step-Up is:
(1)	The Annual Increase Amount automatically increases to $120,000; and
(2)	The EDB optional benefit charge may be reset to the fee we would charge new Contract Owners for the same EDB at that time.
Assume your Account Value increases by $10,000 at each Contract Anniversary in years three through seven. If on each Contract Anniversary your Account Value exceeds the Annual Increase Amount, an Optional Step-Up would automatically occur (provided You had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).
The effect of each Optional Step-Up is:
(1)	The Annual Increase Amount automatically resets to the higher Account Value; and
(2)	The EDB optional benefit charge may be reset to the fee we would charge new Contract Owners for the same EDB at that time.
After the seventh Contract Anniversary, the initial Automatic Annual Step-Up election expires. Assume You do not make a new election of the Automatic Annual Step-Up.
Assume your Account Value at the eighth Contract Anniversary has decreased to $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. The Annual Increase Amount will, however, be increased by the EDB Annual Increase Rate on the eighth Contract Anniversary. Furthermore, if poor market performance prevents your Account Value from exceeding your Annual Increase Amount on future Contract Anniversaries, the Annual Increase Amount will continue to grow at the EDB Annual Increase Rate annually (provided the EDB continues in effect, and subject to adjustments for additional Purchase Payments and/or withdrawals) through the Contract Anniversary prior to your 91st birthday. Also, because there are no further Optional Step-Ups, the EDB optional benefit charge will remain at its current level.
(5)	Required Minimum Distribution Examples
The following examples only apply to IRAs and other contracts subject to Section 401(a)(9) of the Code. Assume an IRA Contract is issued on September 1, 2018 and the EDB is selected. Assume that on the first Contract Anniversary (September 1, 2019), the Annual Increase Amount is $100,000. Assume the required minimum distribution amount for 2019 with respect to this Contract is $6,000, and the required minimum distribution amount for 2020 with respect to this Contract is $7,200. Assume that on both the first Contract Anniversary (September 1, 2019) and the second Contract Anniversary (September 1, 2020) the Account Value is $100,000. On the second Contract Anniversary, the annual increase rate is the greater of:
(a)	the EDB Annual Increase Rate; or
(b)	the required minimum distribution rate (as defined below).
(1)	the required minimum distribution amount for 2019 ($6,000) or for 2020 ($7,200), whichever is greater, divided by the sum of: (i) the Annual Increase Amount as of September 1 , 2019 ($100,000) and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year ($0);
(2a)	if the Contract Owner enrolls only in the Automated Required Minimum Distribution Service, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Service, divided by the sum of (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or
(2b)	if the Contract Owner enrolls in both the Systematic Withdrawal Program and the Automated Required Minimum Distribution Service, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of the EDB Annual Increase Rate as a percentage of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Service (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.
Because $7,200 (the required minimum distribution amount for 2019) is greater than $6,000 (the required minimum distribution amount for 2020), item (1) above is equal to $7,200 divided by $100,000, or 7.2%.

(i)	Withdrawals Through the Automated Required Minimum Distribution Service
If the Contract Owner enrolls in the Automated Required Minimum Distribution Service and elects monthly withdrawals, the Owner will receive $6,800 over the second Contract Year (from September 2019 through August 2020). Assuming the Owner makes no withdrawals outside the Automated Required Minimum Distribution Service, on September 1, 2020, the Annual Increase Amount will be increased to $100,400. This is calculated by increasing the Annual Increase Amount from September 1, 2019 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn through the Automated Required Minimum Distribution Service ($6,800): $100,000 increased by 7.2% = $107,200; $107,200 - $6,800 = $100,400.
(Why does the Contract Owner receive $6,800 under the Automated Required Minimum Distribution Service in this example? From September through December 2018, the Owner receives $500 per month ($500 equals the $6,000 required minimum distribution amount for 2018 divided by 12). From January through August 2018, the Owner receives $600 per month ($600 equals the $7,200 required minimum distribution amount for 2018 divided by 12). The Owner receives $2,000 in 2018 and $4,800 in 2018, for a total of $6,800.)
(ii)	Withdrawals Outside the Automated Required Minimum Distribution Service
If the Contract Owner withdraws the $6,000 required minimum distribution amount for 2018 in December 2018 and makes no other withdrawals from September 2018 through August 2018, the Annual Increase Amount on September 1, 2018 will be $101,200. This is calculated by increasing the Annual Increase Amount from September 1, 2018 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($6,000): $100,000 increased by 7.2% = $107,200; $107,200 - $6,000 = $101,200.
If the Contract Owner withdraws the $7,200 required minimum distribution amount for 2018 in January 2018 and makes no other withdrawals from September 2018 through August 2018, the Annual Increase Amount on September 1, 2018 will be $100,000. This is calculated by increasing the Annual Increase Amount from September 1, 2018 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($7,200): $100,000 increased by 7.2% = $107,200; $107,200 - $7,200 =100,000.
(iii)	Withdrawals in Excess of the Required Minimum Distribution Amounts
Assume the Contract Owner withdraws $7,250 on September 1, 2018 and makes no other withdrawals before the second Contract Anniversary. Because the $7,250 withdrawal exceeds the required minimum distribution amounts for 2018 and 2018, the annual increase rate will be equal to the EDB Annual Increase Rate (as shown in the EDB Rate Table). On September 1, 2018, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($100,000) multiplied by the percentage reduction in the Account Value attributed to the withdrawal (7.25%). Therefore, the new Annual Increase Amount is $92,750 ($100,000 x 7.25% = $7,250; $100,000 - $7,250 = $92,750). Assuming no other Purchase Payments or withdrawals are made before the second Contract Anniversary, the Annual Increase Amount on the second Contract Anniversary (September 1, 2018) will be $92,750 increased by the EDB Annual Increase Rate.
(iv)	No Withdrawals
If the Contract Owner fulfills the minimum distribution requirements by making withdrawals from other IRA accounts and does not make any withdrawals from this Contract, the Annual Increase Amount on September 1, 2018 will be $107,200. This is calculated by increasing the Annual Increase Amount from September 1, 2018 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn from the Contract ($0).

Appendix E
Guaranteed Minimum Income Benefit (“GMIB”) Examples and Examples of The Maximum Free Withdrawal Amount
The purpose of the examples in items (1) – (6) is to illustrate the operation of the GMIB optional benefits. The example in item (6) shows how required minimum distributions affect the Income Base when a GMIB optional benefit is elected with an IRA Contract (or another Contract subject to Section 401(a)(9) of the Code). The examples in item (7) Show the maximum amount that may be withdrawn without incurring a withdrawal charge.
The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Portfolios chosen. The examples do not reflect the deduction of fees and charges, Withdrawal Charges or income taxes and tax penalties.
(1)	The Annual Increase Amount
Graphic Example: Determining a value upon which future income payments can be based
Assume that You make an initial purchase payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial purchase payment depending on the investment performance of the investment options You selected. Your purchase payments accumulate at the GMIB Annual Increase Rate (see “Living Benefits — Guaranteed Minimum Income Benefit (“GMIB”) — GMIB Rate Table”), until the Contract Anniversary prior to the Contract Owner’s 91st birthday (Note: For New York state only - subject to the Annual Increase Amount Limit (see “Living Benefits — Operation of the GMIB — Annual Increase Amount Limit”). Your purchase payments are also adjusted for any withdrawals (including any applicable Withdrawal Charge) made during this period. The line (your purchase payments accumulated at the GMIB Annual Increase Rate, adjusted for withdrawals and charges — “the Annual Increase Amount”) is the value upon which future income payments can be based.
Graphic Example: Determining your guaranteed lifetime income stream
Assume that You decide to annuitize your Contract and begin taking Annuity Payments after 20 years. In this example, your Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the Annual Increase Amount will be applied to the annuity pay-out rates in the GMIB Annuity Table to determine your lifetime Annuity Payments. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the GMIB payment and the charge for the benefit.
(2)	The Highest Anniversary Value (HAV)
Graphic Example: Determining a value upon which future income payments can be based
Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each Contract Anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the Contract Anniversary immediately prior to the Contract Owner’s 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable Withdrawal Charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.
Graphic Example: Determining your guaranteed lifetime income stream
Assume that You decide to annuitize your Contract and begin taking Annuity Payments after 20 years. In this example, the Highest Anniversary Value is higher than the Account Value. Assume that the Highest Anniversary Value is also higher than the Annual Increase Amount. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the GMIB Annuity Table to determine your lifetime

Annuity Payments. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the GMIB payment and the charge for the benefit.
(3)	Putting It All Together
Graphic Example
Prior to annuitization, the two calculations (the Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. (Note: For New York state only — the Annual Increase Amount is subject to the Annual Increase Amount Limit. See “Living Benefits — Operation of the GMIB — Annual Increase Amount Limit.”) Upon annuitization of the Contract, You will receive income payments for life and the Income Bases and the Account Value will cease to exist. Also, the GMIB may only be exercised no later than the Contract Anniversary prior to the Contract Owner’s 91st birthday, after a 10 year waiting period, and then only within a 30 day period following the Contract Anniversary.
With the GMIB, the Income Base is applied to special, conservative GMIB annuity purchase factors, which are guaranteed at the time the Contract is issued. However, if then-current annuity purchase factors applied to the Account Value would produce a greater amount of income, then You will receive the greater amount. In other words, when You annuitize your Contract You will receive whatever amount produces the greatest income payment. Therefore, if your Account Value would provide greater income than would the amount provided under the GMIB, You will have paid for the GMIB although it was never used.
(4)	The Guaranteed Principal Option
Assume your initial purchase payment is $100,000 and no withdrawals are taken. Assume that the Account Value at the 10th Contract Anniversary is $50,000 due to poor market performance, and You exercise the Guaranteed Principal Option at this time.
The effects of exercising the Guaranteed Principal Option are:
(1)	A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the Account Value 30 days after the 10th Contract Anniversary bringing the Account Value back up to $100,000.
(2)	The GMIB and optional benefit charge terminate as of the date that the adjustment is made to the Account Value; the variable annuity Contract continues.
(3)	The GMIB allocation and transfer restrictions terminate as of the date that the adjustment is made to the Account Value.
*	Withdrawals reduce the original purchase payment (i.e. those payments credited within 120 days of Contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.
(5)	The Optional Step-Up: Automatic Annual Step-Up
Assume your initial investment is $100,000 and no withdrawals are taken. The Annual Increase Amount will be increased by the GMIB Annual Increase Rate on the first anniversary. Assume your Account Value at the first Contract Anniversary is $110,000 due to good market performance, and $110,000 is greater than the Annual Increase Amount increased by the GMIB Annual Increase Rate. Also assume that prior to the first Contract Anniversary, You elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.
The effect of the Optional Step-Up is:
(1)	The Annual Increase Amount automatically increases to $110,000;

(2)	The 10-year waiting period to annuitize the Contract under the GMIB is reset to 10 years from the first Contract Anniversary;
(3)	The GMIB optional benefit charge may be reset to the fee we would charge new Contract Owners for the same GMIB at that time; and
(4)	The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.
Assume your Account Value at the second Contract Anniversary is $120,000 due to good market performance, and You have not discontinued the Automatic Annual Step-Up feature. If your $120,000 Account Value is higher than your Annual Increase Amount (calculated on the second Contract Anniversary using the GMIB Annual Increase Rate), an Optional Step-Up will automatically occur.
The effect of the Optional Step-Up is:
(1)	The Annual Increase Amount automatically increases to $120,000;
(2)	The 10-year waiting period to annuitize the Contract under the GMIB is reset to 10 years from the second Contract Anniversary;
(3)	The GMIB optional benefit charge may be reset to the fee we would charge new Contract Owners for the same GMIB at that time; and
(4)	The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.
Assume your Account Value increases by $10,000 at each Contract Anniversary in years three through seven. If on each Contract Anniversary your Account Value exceeds the Annual Increase Amount, an Optional Step-Up would automatically occur (provided You had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).
The effect of each Optional Step-Up is:
(1)	The Annual Increase Amount automatically resets to the higher Account Value;
(2)	The 10-year waiting period to annuitize the Contract under the GMIB is reset to 10 years from the date of the Optional Step-Up;
(3)	The GMIB optional benefit charge may be reset to the fee we would charge new Contract Owners for the same GMIB at that time; and
(4)	The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.
After the seventh Contract Anniversary, the initial Automatic Annual Step-Up election expires. Assume You do not make a new election of the Automatic Annual Step-Up.
Assume your Account Value at the eighth Contract Anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. The Annual Increase Amount will, however, be increased by the GMIB Annual Increase Rate on the eighth Contract Anniversary. Furthermore, if poor market performance prevents your Account Value from exceeding your Annual Increase Amount on future Contract Anniversaries, the Annual Increase Amount will continue to grow at the GMIB Annual Increase Rate annually (provided the GMIB continues in effect, and subject to adjustments for additional purchase payments and/or withdrawals) through the Contract Anniversary prior to your 91st birthday. (Note: For New York state only - subject to the Annual Increase Amount Limit (see “Living Benefits — Operation of the GMIB — Annual Increase Amount Limit”). Also, please note:

(1)	The 10-year waiting period to annuitize the Contract under the GMIB remains at the 17th Contract Anniversary (10 years from the date of the last Optional Step-Up);
(2)	The GMIB optional benefit charge remains at its current level; and
(3)	The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.
(6)	Required Minimum Distribution Examples
The following examples only apply to IRAs and other contracts subject to Section 401(a)(9) of the Code. Assume an IRA Contract is issued on September 1, 2015 and a GMIB is selected. Assume that on the first Contract Anniversary (September 1, 2016), the Annual Increase Amount is $100,000. Assume the required minimum distribution amount for 2016 with respect to this Contract is $6,000, and the required minimum distribution amount for 2017 with respect to this Contract is $7,200. Assume that on both the first Contract Anniversary (September 1, 2016) and the second Contract Anniversary (September 1, 2017) the Account Value is $100,000. On the second Contract Anniversary, the annual increase rate is the greater of:
(a)	the GMIB Annual Increase Rate; or
(b)	the required minimum distribution rate (as defined below).
The required minimum distribution rate equals the greater of:
(1)	the required minimum distribution amount for 2016 ($6,000) or for 2017 ($7,200), whichever is greater, divided by the sum of: (i) the Annual Increase Amount as of September 1, 2016 ($100,000) and any subsequent purchase payments received during the Contract Year before the end of the calendar year ($0);
(2a)	if the Contract Owner enrolls only in the Automated Required Minimum Distribution Service, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Service, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent purchase payments received during the Contract Year before the end of the calendar year; or
(2b)	if the Contract Owner enrolls in both the Systematic Withdrawal Program and the Automated Required Minimum Distribution Service, the total withdrawals during the Contract Year under (i) the Systematic Withdrawal Program (up to a maximum of the GMIB Annual Increase Rate as a percentage of the Annual Increase Amount at the beginning of the Contract Year) and (ii) the Automated Required Minimum Distribution Service (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent purchase payments received during the Contract Year before the end of the calendar year;
Because $7,200 (the required minimum distribution amount for 2017) is greater than $6,000 (the required minimum distribution amount for 2016), item (1) above is equal to $7,200 divided by $100,000, or 7.2%.
(i)	Withdrawals Through the Automated Required Minimum Distribution Service
If the Contract Owner enrolls in the Automated Required Minimum Distribution Service and elects monthly withdrawals, the Owner will receive $6,800 over the second Contract Year (from September 2016 through August 2017). Assuming the Owner makes no withdrawals outside the Automated Required Minimum Distribution Service, on September 1, 2017, the Annual Increase Amount will be increased to $100,400. This is calculated by increasing the Annual Increase Amount from September 1, 2016 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn through the Automated Required Minimum Distribution Service ($6,800): $100,000 increased by 7.2% = $107,200; $107,200 - $6,800 = $100,400.
(Why does the Contract Owner receive $6,800 under the Automated Required Minimum Distribution Service in this example? From September through December 2016, the Contract Owner receives $500 per month ($500 equals the $6,000 required minimum distribution amount for 2016 divided by 12). From January through August 2017, the Owner receives $600 per month ($600 equals the $7,200 required minimum distribution amount for 2017 divided by 12). The Owner receives $2,000 in 2018 and $4,800 in 2017, for a total of $6,800.)
(ii)	Withdrawals Outside the Automated Required Minimum Distribution Service
If the Contract Owner withdraws the $6,000 required minimum distribution amount for 2016 in December 2016 and makes no other withdrawals from September 2016 through August 2017, the Annual Increase Amount on September 1, 2017 will be $101,200. This is calculated by increasing the Annual Increase Amount from September 1, 2016 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($6,000): $100,000 increased by 7.2% = $107,200; $107,200 - $6,000 = $101,200.
If the Contract Owner withdraws the $7,200 required minimum distribution amount for 2017 in January 2017 and makes no other withdrawals from September 2016 through August 2017, the Annual Increase Amount on September 1, 2017 will be $100,000. This is calculated by increasing the Annual Increase Amount from September 1, 2016 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($7,200): $100,000 increased by 7.2% = $107,200; $107,200 - $7,200 = $100,000.
(iii)	Withdrawals in Excess of the Required Minimum Distribution Amounts
Assume the Contract Owner withdraws $7,250 on September 1, 2016 and makes no other withdrawals before the second Contract Anniversary. Because the $7,250 withdrawal exceeds the required minimum distribution amounts for 2016 and 2017, the annual increase rate will be equal to the GMIB Annual Increase Rate (as shown in the GMIB Rate Table). On September 1, 2016, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($100,000) multiplied by the percentage reduction in the Account Value attributed to the withdrawal (7.25%). Therefore, the new Annual Increase Amount is $92,750 ($100,000 × 7.25% = $7,250; $100,000 - $7,250 = $92,750). Assuming no other purchase payments or withdrawals are made before the second Contract Anniversary, the Annual Increase Amount on the second Contract Anniversary (September 1, 2017) will be $92,750 increased by the GMIB Annual Increase Rate.

(iv)	No Withdrawals
If the Contract Owner fulfills the minimum distribution requirements by making withdrawals from other IRA accounts and does not make any withdrawals from this Contract, the Annual Increase Amount on September 1, 2017 will be $107,200. This is calculated by increasing the Annual Increase Amount from September 1, 2016 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn from the Contract ($0).
For New York State only - Under the GMIB, the Annual Increase Amount is limited to a maximum percentage of your purchase payments or, if greater, the same percentage of the Annual Increase Amount as increased by the most recent Optional Step-Up. See “Living Benefits — Operation of the GMIB — Annual Increase Amount Limit.”
(7)	Example illustrating maximum amount that may be withdrawn, without incurring a withdrawal charge
The following hypothetical examples assume that (a) the Contract Owner owns the B Class of the Preference Premier variable annuity (featuring a 7 year withdrawal charge schedule) (b) only the first purchase payment, made on 1/1/2009, is out of the withdrawal charge period (c) no withdrawals were taken prior to 1/2/2016. These examples are designed to illustrate amounts that can be withdrawn, without imposition of the withdrawal charge.
Example 1:
First purchase payment equal to $10,000 dated 1/1/2009, second purchase payment equal to $239,500 dated 1/1/2010, third purchase payment equal to $118 dated 1/1/2011

Date	Total Purchase Payments	Account Value	Earnings [1]	10% Free Amount[2]	Purchase payment not subject to Withdrawal Charge	Maximum Amount Allowed Without Withdrawal Charge[3]
1/2/2016	$249,618.00	$294,618.00	$45,000.00	$24,961.80	$10,000.00	$69,961.80

Example 2:
First purchase payment equal to $150,000 dated 1/1/2009, second purchase payment equal to $99,500 dated 1/1/2010, third purchase payment equal to $118 dated 1/1/2011
Date	Total Purchase Payments	Account Value	Earnings [1]	10% Free Amount[2]	Purchase payment not subject to Withdrawal Charge	Maximum Amount Allowed Without Withdrawal Charge[3]
1/2/2016	$249,618.00	$294,618.00	$45,000.00	$24,961.80	$150,000.00	$195,000.00

[1]	Earnings = Account Value less Total Purchase Payments
[2]	10% Free Amount = 10% x total Purchase Payments
[3]	Maximum Amount Allowed Without Withdrawal Charge = Earnings + Max (10% Free Amount, Purchase Payment not subject to Withdrawal Charge)

Appendix F
Guaranteed Withdrawal Benefit (“GWB”) Examples
The purpose of these examples is to illustrate the operation of the GWB. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Portfolios chosen. The examples do not reflect the deduction of fees and charges, Withdrawal Charges or income taxes and tax penalties. The GWB does not establish or guarantee an Account Value or minimum return for any Portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount cannot be taken as a lump sum.
A.	GWB — Annual Benefit Payment Continuing When Account Value Reaches Zero
When You purchase a Contract and elect the optional GWB:
•	your initial Account Value is equal to your initial purchase payment;
•	your initial Total Guaranteed Withdrawal Amount (the minimum amount You are guaranteed to receive over time) is equal to your initial purchase payment;
•	your initial Remaining Guaranteed Withdrawal Amount (the remaining minimum amount You are guaranteed to receive over time) is equal to the Total Guaranteed Withdrawal Amount; and
•	your initial Annual Benefit Payment (the amount You may withdraw each Contract Year without taking an Excess Withdrawal) is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the applicable GWB Withdrawal Rate (see “Living Benefits — Guaranteed Withdrawal Benefits — GWB Rate Table”).
The graphic example below shows how withdrawing the Annual Benefit Payment each Contract Year reduces the Remaining Guaranteed Withdrawal Amount and Account Value. Assume the over time the Account Value is reduced to zero by the effects of withdrawing the Annual Benefit Payment and poor market performance. If the Account

Value reaches zero while a Remaining Guaranteed Withdrawal Amount still remains, we will begin making payments to You (equal, on a annual basis, to the Annual Benefit Payment) until the Remaining Guaranteed Withdrawal Amount is exhausted. The total amount withdrawn over the life of the Contract will be equal to the initial Total Guaranteed Withdrawal Amount.
B.	GWB — Effect of an Excess Withdrawal
A withdrawal that causes your total withdrawals in a Contract Year to exceed the Annual Benefit Payment is called an “Excess Withdrawal.”
As described in Example A above, if You do not take Excess Withdrawals, the GWB guarantees that the entire amount of purchase payments You make will be returned to You through a series of withdrawals over time, even if your Account Value is reduced to zero. Non-Excess Withdrawals do not decrease the Total Guaranteed Withdrawal Amount or Annual Benefit Payment, and decrease the Remaining Guaranteed Withdrawal Amount by the dollar amount of the withdrawal.
If You do take an Excess Withdrawal, You will reduce the amount guaranteed be returned to You under the GWB. If You take an Excess Withdrawal, we will:
•	reduce the Total Guaranteed Withdrawal Amount in the same proportion that the Excess Withdrawal reduced the Account Value;
•	reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the Excess Withdrawal reduces the Account Value; and
•	reduce the Annual Benefit Payment to the new Total Guaranteed Withdrawal Amount multiplied by the GWB Withdrawal Rate.
For example, if an Excess Withdrawal is equal to 10% of the Account Value, that Excess Withdrawal will reduce both the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by 10%, and the new Annual Benefit Payment will be calculated based on the reduced Total Guaranteed Withdrawal Amount.

These reductions is the Total Guaranteed Withdrawal Amount, Remaining Guaranteed Withdrawal Amount, and Annual Benefit Payment may be significant, particularly when the Account Value at the time of the Excess Withdrawal is lower than the Total Guaranteed Withdrawal Amount. An Excess Withdrawal that reduces the Account Value to zero will terminate the Contract.
C.	GWB — Excess Withdrawals — Single Withdrawal vs. Multiple Withdrawals
Assume You make an initial purchase payment of $100,000. Your initial Account Value would be $100,000, Your initial Total Guaranteed Withdrawal Amount would be $100,000, and Your initial Remaining Guaranteed Withdrawal Amount is 100,000. Also assume the GWB Withdrawal Rate is 5%, making Your Annual Benefit Payment $5,000 ($100,000 x 5%).
Assume due to poor market performance Your Account Value is reduced to $80,000 and You decide to make a $10,000 withdrawal, which reduces Your Account Value to $70,000 ($80,000 – $10,000). Since Your $10,000 withdrawal exceeds Your Annual Benefit Payment of $5,000, Your Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount will be reduced in the same proportion that the withdrawal reduced the Account Value. The reduction is equal to the withdrawal amount ($10,000) divided by the Account Value before such withdrawal ($80,000), which equals 12.5%. The Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). In addition, after such withdrawal, the Annual Benefit Payment would be reset equal to $4,375 (5% x $87,500).
Assume instead that You withdrew $10,000 in two separate withdrawals (on different days) of $5,000 and $5,000. Your first withdrawal of $5,000 reduces Your Account Value to $75,000 ($80,000 – $5,000). Since Your first withdrawal of $5,000 does not exceed Your Annual Benefit Payment of $5,000, Your Total Guaranteed Withdrawal Amount is not reduced, and the Remaining Guaranteed Withdrawal Amount is reduced by such withdrawal to $95,000. Your second withdrawal (on a subsequent day) of $5,000 reduces Your Account Value to $70,000 ($75,000 – $5,000). Since Your second withdrawal causes Your cumulative withdrawals ($5,000 + $5,000 = $10,000) for the current Contract Year to exceed the Annual Benefit Payment of $5,000, Your Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount will be reduced in the same proportion that the second withdrawal reduced the Account Value. The reduction is equal to the entire amount of the second withdrawal ($5,000) divided by the Account Value before such withdrawal ($75,000), which equals 6.7%. The Total Guaranteed Withdrawal Amount would be reduced to $93,300 ($100,000 reduced by 6.7%), and the Remaining Guaranteed Withdrawal Amount would be reduced to $88,635 ($96,000 reduced by 6.7%). In addition, after the second withdrawal, the Annual Benefit Payment would be reset equal to $4,665 (5% x $93,300).
D.	GWB — How the Automatic Annual Step-Up Works
As described in Example A above, when You purchase a Contract and elect the optional GWB, the initial Account Value and Total Guaranteed Withdrawal Amount are equal to the initial purchase payment. The initial Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by your GWB Withdrawal Rate.
Assume that on the first Contract Anniversary the Account Value is greater than the Total Guaranteed Withdrawal Amount. As shown in the graphic example below, the Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount to equal the Account Value. The Remaining Guaranteed Withdrawal Amount will also be increased to equal the Account Value. The Annual Benefit Payment will be set equal to the newly recalculated Total Guaranteed Withdrawal Amount multiplied by the GWB Withdrawal Rate.

Assume that on the second Contract Anniversary the Account Value is one again greater than the Total Guaranteed Withdrawal Amount. As shown in the graphic example below, the Automatic Annual Step-Up will again increase the Total Guaranteed Withdrawal Amount to equal the Account Value. The Remaining Guaranteed Withdrawal Amount will also be increased to equal the Account Value. The Annual Benefit Payment will be set equal to the newly recalculated Total Guaranteed Withdrawal Amount multiplied by the GWB Withdrawal Rate.
Even if the Account Value decreases after the second Contract Anniversary, the Total Guaranteed Withdrawal Amount and Annual Benefit Payment will not decrease as long as You do not take Excess Withdrawals.
The graphic example below shows how the Automatic Annual Step-Ups on the first and second Contract Anniversaries increase the Total Guaranteed Withdrawal Amount. It also shows the Contract Owner choosing to begin withdrawals of the Annual Benefit Payment on the fifth Contract Anniversary.
Automatic Annual Step-Ups may only occur on Contract Anniversaries prior to the Contract Owner’s 86th birthday. If an Automatic Annual Step-Up occurs, we may reset the GWB optional benefit charge to a rate that does not exceed the lower of: (a) the GWB Maximum Fee Rate (1.80%) or (b) the current rate that we would charge for the same optional benefit available for new Contract purchases at the time of the Automatic Annual Step-Up. If an Automatic Annual Step-Up would result in an increase in your GWB optional benefit charge, we will notify You in writing a minimum of 30 days in advance of the applicable Contract Anniversary and inform You that You may choose to decline the Automatic Annual Step-Up.

Appendix G
Guaranteed Lifetime Withdrawal Benefit (“GLWB”) Examples
The purpose of these examples is to illustrate the operation of the GLWB optional benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Portfolios chosen. The examples do not reflect the deduction of fees and charges, Withdrawal Charges or income taxes and tax penalties. The GLWB optional benefit does not establish or guarantee an Account Value or minimum return for any Portfolio. The Benefit Base cannot be taken as a lump sum. Values are rounded for display purposes only.
Benefit Base
The initial Benefit Base is equal to your initial purchase payment. The Benefit Base is increased by any additional purchase payments. The Benefit Base may also increase by the Rollup Rate, if applicable, and any Automatic Step-Ups, as described below. The Benefit Base may be reduced for certain types of withdrawals, as described below.
A. Withdrawals
Withdrawals Prior to the Lifetime Withdrawal Age
There is no Annual Benefit Payment prior to the Lifetime Withdrawal Age, so any withdrawal that occurs prior to the Lifetime Withdrawal Age will decrease the Benefit Base in the same proportion that the withdrawal reduces the Account Value; this adjustment is calculated using the amount of the withdrawal (including Withdrawal Charges, if any) divided by the Account Value prior to the withdrawal (a “Proportional Adjustment”).
Example:
Assume You make an initial purchase payment of $100,000. Your initial Account Value would be $100,000 and your initial Benefit Base would be $100,000. Assume due to poor market performance your Account Value is reduced to $80,000 and You decide to make a $10,000 withdrawal. Since this withdrawal is made prior to the Lifetime Withdrawal Age, there will be a Proportional Adjustment to the Benefit Base. The Proportional Adjustment is equal to your withdrawal amount ($10,000) divided by your Account Value before such withdrawal ($80,000), which equals 12.5%. Your Benefit Base would be reduced to $87,500 ($100,000 reduced by 12.5%).
Withdrawals After the Lifetime Withdrawal Age
Any withdrawal that occurs after the Lifetime Withdrawal Age is either a Non-Excess Withdrawal or an Excess Withdrawal.
A “Non-Excess Withdrawal” is a withdrawal that does not exceed or cause the cumulative withdrawals for the current Contract Year to exceed the Annual Benefit Payment. Non-Excess Withdrawals do not reduce the Benefit Base, but reduce your Account Value by the amount of each withdrawal.

An “Excess Withdrawal” is a withdrawal that exceeds, or causes the cumulative withdrawals for the current Contract Year to exceed the Annual Benefit Payment. Any Excess Withdrawal(s), and any subsequent withdrawals that occur in that Contract Year, will result in a Proportional Adjustment to the Benefit Base.
The Benefit Base is multiplied by the applicable GLWB Withdrawal Rate while the Account Value is greater than zero to determine your Annual Benefit Payment. The Benefit Base is multiplied by the applicable GLWB Lifetime Guarantee Rate to determine your Annual Benefit Payment if your Account Value is reduced to zero and lifetime payments are to begin.
Examples:
Assume You make an initial purchase payment of $100,000. Your initial Account Value would be $100,000 and your initial Benefit Base would be $100,000. Also assume the GLWB Withdrawal Rate is 5%, making your Annual Benefit Payment $5,000 ($100,000 x 5%).
Non-Excess Withdrawals
You decide to make a $5,000 withdrawal. Since this withdrawal is made after the Lifetime Withdrawal Age and does not exceed the Annual Benefit Payment of $5,000, your Benefit Base of $100,000 is not reduced by such withdrawal.
Excess Withdrawals
Assume due to poor market performance your Account Value is reduced to $80,000 and You decide to make a $10,000 withdrawal, which reduces your Account Value to $70,000 ($80,000 – $10,000). Since your $10,000 withdrawal exceeds your Annual Benefit Payment of $5,000, there will be a Proportional Adjustment to your Benefit Base. The Proportional Adjustment is equal to the withdrawal amount ($10,000) divided by the Account Value before such withdrawal ($80,000), which equals 12.5%. The Benefit Base would be reduced to $87,500 ($100,000 reduced by 12.5%). In addition, after such withdrawal, the Annual Benefit Payment would be reset equal to $4,375 (5% x $87,500).
Assume instead that you withdrew $10,000 in two separate withdrawals (on different days) of $5,000 and $5,000. Your first withdrawal of $5,000 reduces your Account Value to $75,000 ($80,000 – $5,000). Since your first withdrawal of $5,000 does not exceed your Annual Benefit Payment of $5,000, there is no Proportional Adjustment to your Benefit Base. Your second withdrawal (on a subsequent day) of $5,000 reduces your Account Value to $70,000 ($75,000 – $5,000). Since such withdrawal causes your cumulative withdrawals ($5,000 + $5,000 = $10,000) for the current Contract Year to exceed the Annual Benefit Payment of $5,000, there will be a Proportional Adjustment to the Benefit Base. The Proportional Adjustment is equal to the entire amount of the second withdrawal ($5,000) divided by the Account Value before such withdrawal ($75,000), which equals 6.7%. The Benefit Base would be reduced to $93,300 ($100,000 reduced by 6.7%).
B. Rollup Rate
On each Contract Anniversary on or before the Rollup Rate Period End Date, if no withdrawals occurred in the previous Contract Year, the Benefit Base will be increased by an amount equal to the Rollup Rate multiplied by the Benefit Base before such increase.

The Benefit Base will not be increased by the Rollup Rate if: (1) a withdrawal has occurred in the Contract Year ending immediately prior to that Contract Anniversary, or (2) after the Rollup Rate Period End Date. The Rollup Rate is applied before deducting any optional benefit charge and before taking into account any Automatic Step-Up occurring on such Contract Anniversary.
Example:
Assume You make an initial purchase payment of $100,000. Your initial Account Value would be $100,000 and your initial Benefit Base would be $100,000. Also assume the GLWB Withdrawal Rate is 5%, making your Annual Benefit Payment $5,000 ($100,000 x 5%).
If your Rollup Rate is 5%, your Benefit Base will increase by 5% on each Contract Anniversary until the Rollup Rate Period End Date, provided that no withdrawals occur in the previous Contract Year. If a withdrawal is not taken in the first Contract Year, your Benefit Base would increase to $105,000 ($100,000 x 105%). Also, if the Benefit Base is increased by the Rollup Rate, the Annual Benefit Payment will be recalculated to $5,250 ($105,000 × 5%).
If a withdrawal is taken in any Contract Year prior to the Rollup Rate Period End Date, the Benefit Base would not be increased by the Rollup Rate on the following Contract Anniversary.
After the Rollup Rate Period End Date, the Benefit Base is not increased by the Rollup Rate.
C. Automatic Step-Up
On each Contract Anniversary prior to your 91st birthday, an Automatic Step-Up will occur if the Account Value on that date exceeds the Benefit Base immediately before the Automatic Step-Up. An Automatic Step-Up will (1) increase the Benefit Base to the Account Value, (2) increase the Annual Benefit Payment to equal the GLWB Withdrawal Rate multiplied by the Benefit Base after the Automatic Step-Up, (3) and may increase the optional benefit charge.
Example:
Assume You make an initial purchase payment of $100,000. Your initial Account Value would be $100,000 and your initial Benefit Base would be $100,000. Also assume your Annual Benefit Payment $5,000 ($100,000 x 5%) but no withdrawals have been made so the GLWB Withdrawal Rate is not determined for the life of the optional benefit by the first withdrawal. At the first Contract Anniversary, assume your Account Value has increased to $110,000 due to good market performance. The Automatic Step-Up will increase the Benefit Base from $100,000 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).
At the second Contract Anniversary, assume your Account Value has increased to $120,000 due to good market performance. The Automatic Step-Up will increase the Benefit Base from $110,000 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).
On the third through the eighth Contract Anniversaries, assume your Account Value does not exceed the Benefit Base due to poor market performance and no withdrawals are made. No Automatic Step-Up will take place on any of the third through eighth Contract Anniversaries; however, the Benefit Base would increase by the Rollup Rate, as described above.

At the ninth Contract Anniversary, assume your Account Value has increased to $150,000 due to good market performance, which is greater than the Benefit Base immediately before the Contract Anniversary. The Automatic Step-Up will increase the Benefit Base from $120,000 to $150,000. Also assume that you are now at an age that the GLWB Withdrawal Rate has increased from 5% to 6%. Your Annual Benefit Payment will be reset to $9,000 ($150,000 x 6%).
Illustrative GLWB Example
The graph below is an illustration that incorporates several concepts of the GLWB optional benefit.
Please note:
—	The graph assumes no withdrawals occur until after the Lifetime Withdrawal Age.
—	The graph assumes no withdrawals occur until the Rollup Rate Period End Date is reached.
—	The graph assumes Account Value fluctuation in order to illustrate Automatic Step-Ups, followed by Account Value decline, reducing to zero in order to illustrate lifetime income payments.
—	The graph assumes that the no change in the Annual Benefit Payment when the Account Value is reduced to zero (the GLWB Withdrawal Rate and GLWB Lifetime Guarantee Rate are assumed to be the same).
—	The graph shows the “Benefit Base had Automatic Step-Ups not occurred” for the purposes of illustrating the impact of Automatic Step-Ups only (i.e., Benefit Base only increased by the Rollup Rate).

Appendix H
Guaranteed Lifetime Withdrawal Benefit – Death Benefit (“GLWB Death Benefit”) Examples
The purpose of these examples is to illustrate the operation of the GLWB Death Benefit. The GLWB Death Benefit may only be elected if you elect the GLWB optional benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Portfolios chosen. The examples do not reflect the deduction of fees and charges, Withdrawal Charges or income taxes and tax penalties. The GLWB Death Benefit Base cannot be taken as a lump sum. Values are rounded for display purposes only.
GLWB Death Benefit Base
The initial GLWB Death Benefit Base is equal to your initial purchase payment. The GLWB Death Benefit Base is increased by any additional purchase payments. The GLWB Death Benefit Base may also increase by the Rollup Rate, if applicable, and any Automatic Step-Ups, as described below. The GLWB Death Benefit Base is reduced for all withdrawals, as described below.
Annual Benefit Payments below are calculated using the Benefit Base as described in the previous Appendix G examples for the GLWB optional benefit.
A. Withdrawals
Withdrawals Prior to the Lifetime Withdrawal Age
There is no Annual Benefit Payment prior to the Lifetime Withdrawal Age, so any withdrawal that occurs prior to the Lifetime Withdrawal Age will decrease the GLWB Death Benefit Base in the same proportion that the withdrawal reduces the Account Value, This adjustment is calculated using the amount of the withdrawal (including Withdrawal Charges, if any) divided by the Account Value prior to the withdrawal (a “Proportional Adjustment”).
Example:
Assume You make an initial purchase payment of $100,000. Your initial Account Value would be $100,000 and your initial GLWB Death Benefit Base would be $100,000. Assume due to poor market performance your Account Value is reduced to $80,000 and You decide to make a $10,000 withdrawal. Since this withdrawal is made prior to the Lifetime Withdrawal Age, there will be a Proportional Adjustment to the Benefit Base. The Proportional Adjustment is equal to your withdrawal amount ($10,000) divided by your Account Value before such withdrawal ($80,000), which equals 12.5%. Your GLWB Death Benefit Base would be reduced to $87,500 ($100,000 reduced by 12.5%).
Withdrawals After the Lifetime Withdrawal Age
Any withdrawal that occurs after the Lifetime Withdrawal Age is either a Non-Excess Withdrawal or an Excess Withdrawal.

A “Non-Excess Withdrawal” is a withdrawal that does not exceed or cause the cumulative withdrawals for the current Contract Year to exceed the Annual Benefit Payment. Non-Excess Withdrawals reduce the GLWB Death Benefit Base by the amount of each withdrawal.
An “Excess Withdrawal” is a withdrawal that exceeds, or causes the cumulative withdrawals for the current Contract Year to exceed the Annual Benefit Payment. Any Excess Withdrawal(s), and any subsequent withdrawals that occur in that Contract Year, will result in a Proportional Adjustment to the GLWB Death Benefit Base.
Examples:
Assume You make an initial purchase payment of $100,000. Your initial Account Value would be $100,000 and your initial GLWB Death Benefit Base would be $100,000. Also assume your Annual Benefit Payment is $5,000.
Non-Excess Withdrawals
You decide to make a $5,000 withdrawal. Since this withdrawal is made after the Lifetime Withdrawal Age and does not exceed the Annual Benefit Payment of $5,000, your GLWB Death Benefit Base of $100,000 is reduced by such withdrawal to $95,000.
Excess Withdrawals
Assume due to poor market performance your Account Value is reduced to $80,000 and You decide to make a $10,000 withdrawal, which reduces your Account Value to $70,000 ($80,000 – $10,000). Since your $10,000 withdrawal exceeds your Annual Benefit Payment of $5,000, there will be a Proportional Adjustment to your Benefit Base. The Proportional Adjustment is equal to the withdrawal amount ($10,000) divided by the Account Value before such withdrawal ($80,000), which equals 12.5%. The GLWB Death Benefit Base would be reduced to $87,500 ($100,000 reduced by 12.5%).
Assume instead that you withdrew $10,000 in two separate withdrawals (on different days) of $5,000 and $5,000. Your first withdrawal of $5,000 reduces your Account Value to $75,000 ($80,000 – $5,000). Since your first withdrawal of $5,000 does not exceed your Annual Benefit Payment of $5,000, the GLWB Death Benefit Base is reduced by such withdrawal to $95,000. Your second withdrawal (on a subsequent day) of $5,000 reduces your Account Value to $70,000 ($75,000 – $5,000). Since such withdrawal causes your cumulative withdrawals ($5,000 + $5,000 = $10,000) for the current Contract Year to exceed the Annual Benefit Payment of $5,000, there will be a Proportional Adjustment to the GLWB Death Benefit Base. The Proportional Adjustment is equal to the entire amount of the second withdrawal ($5,000) divided by the Account Value before such withdrawal ($75,000), which equals 6.7%. The GLWB Death Benefit Base would be reduced to $88,635 ($95,000 reduced by 6.7%).
B. Rollup Rate
On each Contract Anniversary on or before the Rollup Rate Period End Date, if no withdrawals occurred in the previous Contract Year, the GLWB Death Benefit Base will be increased by an amount equal to the Rollup Rate multiplied by the GLWB Death Benefit Base before such increase.
The GLWB Death Benefit Base will not be increased by the Rollup Rate if: (1) a withdrawal has occurred in the Contract Year ending immediately prior to that Contract Anniversary, or (2) after the Rollup Rate Period End Date. The Rollup Rate is applied before deducting any optional benefit charge and before taking into account any Automatic Step-Up occurring on such Contract Anniversary.

Example:
Assume You make an initial purchase payment of $100,000. Your initial Account Value would be $100,000 and your initial GLWB Death Benefit Base would be $100,000.
If your Rollup Rate is 5%, your GLWB Death Benefit Base will increase by 5% on Contract Anniversaries until the Rollup Rate Period End Date, provided that no withdrawals occur in the previous Contract Year. If a withdrawal is not taken in the first Contract Year, your GLWB Death Benefit Base would increase to $105,000 ($100,000 x 105%).
If a withdrawal is taken in any Contract Year prior to the Rollup Rate Period End Date, the GLWB Death Benefit Base would not be increased by the Rollup Rate on the following Contract Anniversary.
After the Rollup Rate Period End Date, the GLWB Death Benefit Base is not increased by the Rollup Rate.
C. Automatic Step-Up
On each Contract Anniversary prior to your 91st birthday, an Automatic Step-Up will occur if the Account Value on that date exceeds the Benefit Base of the GLWB optional benefit immediately before the Automatic Step-Up. An Automatic Step-Up will (1) increase the GLWB Death Benefit Base to the Account Value and (2) may increase the GLWB Death Benefit optional benefit charge.
Example:
Assume You make an initial purchase payment of $100,000. Your initial Account Value would be $100,000 and your initial GLWB Death Benefit Base would be $100,000. Also assume your Annual Benefit Payment is $5,000 but no withdrawals are taken so the GLWB Withdrawal Rate is not determined for the life of the optional benefit by the first withdrawal. At the first Contract Anniversary, assume your Account Value has increased to $110,000 due to good market performance. The Automatic Step-Up will increase the GLWB Death Benefit Base from $100,000 to $110,000.
At the second Contract Anniversary, assume your Account Value has increased to $120,000 due to good market performance. The Automatic Step-Up will increase the GLWB Death Benefit Base from $110,000 to $120,000.
On the third through the eighth Contract Anniversaries, assume your Account Value does not exceed the Benefit Base of the GLWB optional benefit due to poor market performance and no withdrawals are made. No Automatic Step-Up will take place on any of the third through eighth Contract Anniversaries; however, the GLWB Death Benefit Base would increase by the Rollup Rate, as described above.
At the ninth Contract Anniversary, assume your Account Value has increased to $150,000 due to good market performance, which is greater than the Benefit Base of the GLWB optional benefit immediately before the Contract Anniversary. The Automatic Step-Up will increase the GLWB Death Benefit Base from $120,000 to $150,000.

Appendix I
Additional Information Regarding the Portfolios
Certain Portfolios and trusts were subject to a name change. The chart below identifies the former name and new name of each of these Portfolios, and where applicable, the former name and the new name of the trust of which the Portfolio is a part.
Portfolio Name Changes
The following Portfolios were renamed.
Former Name	New Name
Brighthouse Funds Trust I	Brighthouse Funds Trust I
ClearBridge Aggressive Growth Portfolio	Loomis Sayles Growth Portfolio
Oppenheimer Global Equity Portfolio	Invesco Global Equity Portfolio

Request For a Statement of
Additional Information/Change of Address
If You would like any of the following Statements of Additional Information, or have changed your address, please check the appropriate box below and return to the address below.
☐    Preference Premier (offered on and after October 7, 2011)
☐    Brighthouse Funds Trust I
☐    Brighthouse Funds Trust II
☐    American Funds Insurance Series®
☐    I have changed my address. My current address is:
(Contract Number)	Name
Address
(Signature)	zip

Metropolitan Life Insurance Company
Attn: Fulfillment Unit – Preference Premier (offered on and after October 7, 2011)
P.O. Box 10342
Des Moines, IA 50306-0342

METROPOLITAN LIFE INSURANCE COMPANY
METROPOLITAN LIFE SEPARATE ACCOUNT E
PREFERENCE Premier® VARIABLE ANNUITY CONTRACTS
(Preference Premier® Variable Annuity Contracts
Issued by Metropolitan Life Insurance Company
(offered on and after October 7, 2011)
STATEMENT OF ADDITIONAL INFORMATION
FORM N-4 PART B
May 1, 2020
This Statement of Additional Information is not a prospectus but contains information in addition to and more detailed than that set forth in the Prospectus for Preference Premier Contracts dated May 1, 2020, and should be read in conjunction with the Prospectus. Copies of the Prospectus may be obtained from Metropolitan Life Insurance Company, Attn: Fulfillment Unit-Preference Premier, PO Box 10342, Des Moines, IA 50306-0342.
Unless otherwise indicated, the Statement of Additional Information continues the use of certain terms as set forth in the section entitled “Important Terms You Should Know” of the Prospectus for Preference Premier Contracts dated May 1, 2020.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The financial statements comprising each of the Divisions of Metropolitan Life Separate Account E included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.
The consolidated financial statements and related financial statement schedules of Metropolitan Life Insurance Company and subsidiaries included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such consolidated financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.
The principal business address of Deloitte & Touche LLP is 30 Rockefeller Plaza, New York, New York 10112-0015.
PRINCIPAL UNDERWRITER
MetLife Investors Distribution Company (“MLIDC”) serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDC’s principal executive offices are located at 200 Park Avenue, New York, NY 10166. MLIDC is affiliated with the Company and the Separate Account.
Distribution and Principal Underwriting Agreement
Information about the distribution of the Contracts is contained in the Prospectus (see “Who Sells the Contracts”). Additional information is provided below.
Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDC and the Company, MLIDC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDC for certain sales and overhead expenses connected with sales functions.
The following table shows the amount of commissions paid to and the amount of commissions retained by the Distributor and Principal Underwriter over the past three years.
Underwriting Commissions
Year	Underwriting Commissions Paid to the Distributor by the Company	Amount of Underwriting Commissions Retained by the Distributor
2019	$ 44,403,101	$0
2018	$ 55,872,532	$0
2017	$ 84,338,194	$0
Reduction or Elimination of the Withdrawal Charge
We may reduce or eliminate the withdrawal charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.
CUSTODIAN
Metropolitan Life Insurance Company (“MetLife”), 200 Park Avenue, New York, NY 10166, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.
2

EXPERIENCE FACTOR
We use the term “experience factor” to describe investment performance for a Division. We calculate Accumulation Unit Values once a day on every day the Exchange is open for trading. We call the time between two consecutive Accumulation Unit Value calculations the “Valuation Period.” We have the right to change the basis for the Valuation Period, on 30 days’ notice, as long as it is consistent with law. All purchase payments and transfers are valued as of the end of the Valuation Period during which the transaction occurred.
The experience factor changes from Valuation Period to Valuation Period to reflect the upward or downward performance of the assets in the underlying Portfolios. The experience factor is calculated as of the end of each Valuation Period using the net asset value per share of the underlying Portfolio. The net asset value includes the per share amount of any dividend or capital gain distribution paid by the Portfolio during the current Valuation Period, and subtracts any per share charges for taxes and reserve for taxes. We then divide that amount by the net asset value per share as of the end of the last Valuation Period to obtain a factor that reflects investment performance. We then subtract a charge for each day in the Valuation Period which is the daily equivalent of the Separate Account charge. This charge varies, depending on the class of the Contract.
Below is a chart of the daily factors for each class of the Contract and the various death benefits and Earnings Preservation Benefit:
Separate Account charges for all Divisions except the American Funds® Growth-Income and the American Funds® Global Small Capitalization (Daily Factor) are:
	B Class	Bonus Class (Years 1-9)*	C Class	L Class	R Class
Basic Death Benefit	0.000034247	0.000049315	0.000045205	0.000041096	0.000031507
Annual Step-Up Death Benefit	0.000039726	0.000054795	0.000050685	0.000046575	0.000036986
Additional Charge for Earnings Preservation Benefit	0.000006849	0.000006849	0.000006849	0.000006849	0.000006849

*	Applies only for the first seven years; Separate Account charges are reduced after nine years to those of B Class.
Separate Account charges for the American Funds® Growth-Income and the American Funds® Global Small Capitalization Divisions (Daily Factor) are:
	B Class	Bonus Class (Years 1-9)*	C Class	L Class	R Class
Basic Death Benefit	0.000041096	0.000056164	0.000052055	0.000047945	0.000038356
Annual Step-Up Death Benefit	0.000046575	0.000061644	0.000057534	0.000053425	0.000043836
Additional Charge for Earnings Preservation Benefit	0.000006849	0.000006849	0.000006849	0.000006849	0.000006849

*	Applies only for the first seven years; Separate Account charges are reduced after nine years to those of B Class.
VARIABLE INCOME PAYMENTS
Assumed Investment Return (AIR)
The following discussion concerning the amount of variable income payments is based on an Assumed Investment Return of 4% per year. It should not be inferred that such rates will bear any relationship to the actual net investment experience of the Separate Account.
Amount of Income Payments
The cash You receive periodically from a Division (after your first payment if paid within 10 days of the issue date) will depend upon the number of Annuity Units held in that Division (described below) and the Annuity Unit Value (described later) as of the 10th day prior to a payment date.
3

The Contract specifies the dollar amount of the initial variable income payment for each Division (this equals the first payment amount if paid within 10 days of the issue date). This initial variable income payment is computed based on the amount of the purchase payment applied to the specific Division (net any applicable premium tax owed or Contract charge), the AIR, the age and/or sex (where permitted) of the measuring lives and the income payment type selected. The initial payment amount is then divided by the Annuity Unit Value for the Division to determine the number of Annuity Units held in that Division. The number of Annuity Units held remains fixed for the duration of the Contract (if no reallocations are made).
The dollar amount of subsequent variable income payments will vary with the amount by which investment performance is greater or less than the AIR and Separate Account charges.
Each Contract provides that, when a pay-out option is chosen, the payment will not be less than the payment produced by the then current Fixed Income Option purchase rates for that Contract class. The purpose of this provision is to assure the Owner that, at retirement, if the Fixed Income Option purchase rates for new Contracts are significantly more favorable than the rates guaranteed by a Contract of the same class, the Owner will be given the benefit of the higher rates. Although guaranteed annuity rates for the Bonus Class are the same as for the other classes of the Contract, current rates for the Bonus Class may be lower than the other classes of the Contract and may be less than the currently issued Contract rates.
Annuity Unit Value
The Annuity Unit Value is calculated at the same time that the Accumulation Unit Value for Contracts is calculated and is based on the same change in investment performance in the Separate Account. (See “The Value of Your Income Payments” in the Prospectus.)
Reallocation Privilege
The annuity purchase rate is the dollar amount You would need when You annuitize Your Contract to receive $1 per payment period. For example, if it would cost $50 to buy an annuity that pays You $1 a month for the rest of Your life, then the annuity purchase rate for that life income annuity is $50. The annuity purchase rate is based on the annuity income payment type You choose, an interest rate, and Your age, sex (where permitted) and number of payments remaining. The annuity purchase rate is reset each valuation date to reflect any changes in these components. The reset annuity purchase rate represents the cost You would incur if You were choosing the same income option You have in light of this updated information.
When You request a reallocation from a Division to the Fixed Income Option, the payment amount will be adjusted at the time of reallocation. Your payment may either increase or decrease due to this adjustment. The adjusted payment will be calculated in the following manner.
•	First, we update the income payment amount to be reallocated from the Division based upon the applicable Annuity Unit Value at the time of the reallocation;
•	Second, we use the AIR to calculate an updated annuity purchase rate based upon your age, if applicable, and expected future income payments at the time of the reallocation;
•	Third, we calculate another updated annuity purchase rate using our current annuity purchase rates for the Fixed Income Option on the date of your reallocation;
•	Finally, we determine the adjusted payment amount by multiplying the updated income amount determined in the first step by the ratio of the annuity purchase rate determined in the second step divided by the annuity purchase rate determined in the third step.
When You request a reallocation from one Division to another, Annuity Units in one Division are liquidated and Annuity Units in the other Division are credited to You. There is no adjustment to the income payment amount. Future income payment amounts will be determined based on the Annuity Unit Value for the Division to which You have reallocated.
You generally may make a reallocation on any day the Exchange is open. At a future date We may limit the number of reallocations You may make, but never to fewer than one a month. If We do so, We will give You advance written notice. We may limit a Beneficiary's ability to make a reallocation.
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Here are examples of the effect of a reallocation on the income payment:
•	Suppose You choose to reallocate 40% of your income payment supported by Division A to the Fixed Income Option and the recalculated income payment supported by Division A is $100. Assume that the updated annuity purchase rate based on the AIR is $125, while the updated annuity purchase rate based on fixed income annuity pricing is $100. In that case, your income payment from the Fixed Income Option will be increased by $40 × ($125 ÷ $100) or $50, and your income payment supported by Division A will be decreased by $40. (The number of Annuity Units in Division A will be decreased as well.)
•	Suppose You choose to reallocate 40% of your income payment supported by Division A to Division B and the recalculated income payment supported by Division A is $100. Then, your income payment supported by Division B will be increased by $40 and your income payment supported by Division A will be decreased by $40. (Changes will also be made to the number of Annuity Units in both Divisions as well.)
CALCULATING THE ANNUITY UNIT VALUE
We calculate Annuity Unit Values once a day on every day the Exchange is open for trading. We call the time between two consecutive Annuity Unit Value calculations the “Valuation Period.” We have the right to change the basis for the Valuation Period, on 30 days’ notice, as long as it is consistent with the law. All purchase payments and reallocations are valued as of the end of the Valuation Period during which the transaction occurred. The Annuity Unit Values can increase or decrease, based on the investment performance of the corresponding underlying Portfolios. If the investment performance is positive, after payment of Separate Account charges and the deduction for the AIR, Annuity Unit Values will go up. Conversely, if the investment performance is negative, after payment of Separate Account charges and the deduction for the AIR, Annuity Unit Values will go down.
To calculate an Annuity Unit Value, we multiply the experience factor for the period by a factor based on the AIR and the number of days in the Valuation Period. Next, we subtract the daily equivalent of your insurance-related charge or Separate Account charge (general administrative expenses and mortality and expense risk charges) for each day since the last day the Annuity Unit Value was calculated; the resulting number is the net investment return. For an AIR of 4% and a one day Valuation Period, the factor is .99989255, which is the daily discount factor for an effective annual rate of 4%. (The AIR may be in the range of 3% to 6%, as defined in Your Contract and the laws in your state.) The resulting number is then multiplied by the last previously calculated Annuity Unit Value to produce the new Annuity Unit Value to produce the new Annuity Unit Value.
The following illustrations show, by use of hypothetical examples, the method of determining the Annuity Unit Value and the amount of variable income payments upon annuitization.
Illustration of Calculation of Annuity Unit Value
1.	Annuity Unit Value, beginning of period	$10.20000
2.	“Experience factor” for period	1.023558
3.	Daily adjustment for 4% Assumed Investment Return	.99989255
4.	(2) x (3)	1.023448
5.	Annuity Unit Value, end of period (1) x (4)	$10.43917
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Illustration of Annuity Payments
(Assumes the first monthly payment is made within 10 days of the issue date of the Income Annuity)
Annuitant age 65, Life Annuity with 120 Payments Guaranteed
1.	Number of Accumulation Units as of Annuity Date	1,500.00
2.	Accumulation Unit Value	$11.80000
3.	Accumulation Unit Value of the Contract (1) x (2)	$17,700.00
4.	First monthly income payment per $1,000 of Accumulation Value	$5.63
5.	First monthly income payment (3) × (4) ÷ 1,000	$99.65
6.	Assume Annuity Unit Value as of Annuity Date equal to	$10.80000
7.	Number of Annuity Units (5) ÷ (6)	9.2269
8.	Assume Annuity Unit Value for the second month equal to (10 days prior to payment)	$10.97000
9.	Second monthly Annuity Payment (7) × (8)	$101.22
10.	Assume Annuity Unit Value for third month equal to	$10.52684
11.	Next monthly Annuity Payment (7) × (10)	$97.13
Determining the Variable Income Payment
Variable income payments can go up or down based upon the investment performance of the Divisions. AIR is the rate used to determine the first variable income payment and serves as a benchmark against which the investment performance of the Divisions is compared. The higher the AIR, the higher the first variable income payment will be. Subsequent variable income payments will increase only to the extent that the investment performance of the Divisions exceeds the AIR (and Separate Account charges). Variable income payments will decline if the investment performance of the Separate Account does not exceed the AIR (and Separate Account charges). A lower AIR will result in a lower initial variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly as changes occur in the investment performance of the Divisions.
ADVERTISEMENT OF THE SEPARATE ACCOUNT
From time to time We advertise the performance of Divisions. For the Divisions, this performance will be stated in terms of either “yield,” “change in Accumulation Unit Value,” “change in Annuity Unit Value” or “average annual total return” or some combination of the foregoing. Yield, change in Accumulation Unit Value, change in Annuity Unit Value and average annual total return figures are based on historical earnings and are not intended to indicate future performance. Yield figures quoted in advertisements state the net income generated by an investment in a particular Division for a thirty-day period or month, which will be specified in the advertisement, and then expressed as a percentage yield of that investment. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to: 2[(a-b/cd+1)6-1], where “a” represents dividends and interest earned during the period; “b” represents expenses accrued for the period (net of reimbursements); “c” represents the average daily number of shares outstanding during the period that were entitled to receive dividends; and “d” represents the maximum offering price per share on the last day of the period. This percentage yield is then compounded semiannually. Change in Accumulation Unit Value or Annuity Unit Value (“Non-Standard Performance”) refers to the comparison between values of Accumulation Units or Annuity Units over specified periods in which a Division has been in operation, expressed as a percentages and may also be expressed as an annualized figure. In addition, change in Accumulation Unit Value or Annuity Unit Value may be used to illustrate performance for a hypothetical investment (such as $10,000) over the time period specified. Change in Accumulation Unit Value is expressed by this formula [UV\1\/UV\0\ (annualization factor)]-1, where UV\1\ represents the current unit value and UV\0\ represents the prior unit value. The annualization factor can be either (1/number of years) or (365/number of days). Yield and change in Accumulation Unit Value figures do not reflect the possible imposition of a Withdrawal Charge for the Contracts, of up to 9% of the amount withdrawn attributable to a purchase payment, which may result in a lower figure being experienced by the investor. Average annual total return (“Standard Performance”) differs from the change in Accumulation Unit Value and Annuity Unit Value because it assumes a steady rate of return and reflects all expenses and applicable withdrawal charges. Average annual total return is calculated by finding the
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average annual compounded rates of return over the 1-, 5-, and 10-year periods that would equate the initial amount invested to the ending redeemable value, according to this formula P(1+T)n=ERV, where “P” represents a hypothetical initial payment of $1,000; “T” represents average annual total return; “n” represents number of years; and “ERV” represents ending redeemable value of a hypothetical $1,000 payment made at the beginning of 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year period (or fractional portion). Performance figures will vary among the various classes of the Contracts and the Divisions as a result of different Separate Account charges and withdrawal charges since the Division inception date, which is the date the corresponding Portfolio or predecessor Portfolio was first offered under the Separate Account that funds the Contract.
Performance may be calculated based upon historical performance of the underlying Portfolios of the Brighthouse Funds Trust I, Brighthouse Funds Trust II, and American Funds® and may assume that the Contracts were in existence prior to their inception date. After the inception date, actual Accumulation Unit or Annuity Unit data is used.
Historical performance information should not be relied on as a guarantee of future performance results.
Advertisements regarding the Separate Account may contain comparisons of hypothetical after-tax returns of currently taxable investments versus returns of tax deferred investments. From time to time, the Separate Account may compare the performance of its Divisions with the performance of common stocks, long-term government bonds, long-term corporate bonds, intermediate-term government bonds, Treasury Bills, certificates of deposit and savings accounts. The Separate Account may use the Consumer Price Index in its advertisements as a measure of inflation for comparison purposes. From time to time, the Separate Account may advertise its performance ranking among similar investments or compare its performance to averages as compiled by independent organizations, such as Lipper Analytical Services, Inc., Morningstar, Inc., VARDS® and The Wall Street Journal. The Separate Account may also advertise its performance in comparison to appropriate indices, such as the Standard & Poor’s 500 Composite Stock Price Index, the Standard & Poor’s Mid Cap 400 Index, the Standard & Poor’s North American Technology Sector Index, the Standard & Poor’s North American Natural Resources Sector Index, the S&P/LSTA Leveraged Loan Index, the Russell 3000 Growth Index, the Russell 3000 Value Index, the Russell 2000® Index, the Russell MidCap Index, the Russell MidCap Growth Index, the Russell MidCap Value Index, the Russell 2000® Growth Index, the Russell 2000® Value Index, the Russell 1000 Index, the Russell 1000 Growth Index, the Russell 1000 Value Index, the NASDAQ Composite Index, the MSCI World Index, the MSCI All Country World Index, the MSCI All Country World ex-U.S. Index, the MSCI World ex-U.S. Small Cap Index, the MSCI All Country World Small Cap Index, the MSCI U.S. Small Cap Growth Index, the MSCI Emerging Markets Index, the MSCI EAFE® Index, the Lipper Intermediate Investment Grade Debt Funds Average, the Lipper Global Small-Cap Funds Average, the Lipper Capital Appreciation Funds Index, the Lipper Growth Funds Index, the Lipper Growth & Income Funds Index, the Dow Jones Moderate Index, the Dow Jones Moderately Aggressive Index, the Dow Jones Moderately Conservative Index, the Dow Jones Aggressive Index, the Dow Jones Conservative Index, the Dow Jones U.S. Small-Cap Total Stock Market Index, the Citigroup World Government Bond Index, the Citigroup World Government Bond Index (WGBI) ex-U.S., the Bloomberg Barclays U.S. Aggregate Bond Index, the Bloomberg Barclays U.S. Credit Index, the Bloomberg Barclays U.S. Government/Credit 1-3 Year Index, the Bloomberg Barclays U.S. TIPS Index, the Bloomberg Barclays U.S. Universal Index, the Bloomberg Barclays U.S. Government Bond Index, the Bloomberg Barclays U.S. Intermediate Government Bond Index, the Bank of America Merrill Lynch High Yield Master II Constrained Index and Hybrid Index and the Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index.
For purposes of presentation of Non-Standard Performance, We may assume the Contracts were in existence prior to the inception date of the Divisions in the Separate Account that funds the Contract. In these cases, We calculate performance based on the historical performance of Brighthouse Trust I, Brighthouse Trust II, and American Funds® Portfolios since the Portfolio inception date. We use the actual Accumulation Unit or Annuity Unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the Division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Contract had been introduced as of the Portfolio inception date. We may also present average annual total return calculations which reflect all Separate Account charges and applicable withdrawal charges since the Portfolio inception date. We use the actual Accumulation Unit or Annuity Unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the Division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Contracts had been introduced as of the Portfolio inception date.
Past performance is no guarantee of future results.
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We may demonstrate hypothetical future values of Account Value over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios. These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.
We may demonstrate hypothetical future values of Account Value for a specific Portfolio based upon the assumed rates of return previously described, the deduction of the Separate Account charge and the Annual Contract Fee, if any, and the investment-related charges for the specific Portfolio to depict investment-related charges.
We may demonstrate the hypothetical historical value of each optional benefit for a specified period based on historical net asset values of the Portfolios and the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the investment-related charge and the charge for the optional benefit being illustrated.
We may demonstrate hypothetical future values of each optional benefit over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the weighted average of investment-related charges for all Portfolios to depict investment-related charges and the charge for the optional benefit being illustrated.
We may demonstrate hypothetical values of income payments over a specified period based on historical net asset values of the Portfolios and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the investment-related charge and the Annual Contract Fee, if any.
We may demonstrate hypothetical future values of income payments over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.
Any illustration should not be relied on as a guarantee of future results.
VOTING RIGHTS
In accordance with our view of the present applicable law, we will vote the shares of each of the Portfolios held by the Separate Account (which are deemed attributable to all the Contracts described in the Prospectus) at regular and special meetings of the shareholders of the Portfolio based on instructions received from those having voting interests in the corresponding Divisions of the Separate Account. However, if the 1940 Act or any rules thereunder should be amended or if the present interpretation thereof should change, and, as a result, we determine that we are permitted to vote the shares of the Portfolios in our own right, we may elect to do so.
Accordingly, You have voting interests under all the Contracts described in the Prospectus. The number of shares held in each Division deemed attributable to You is determined by dividing the value of Accumulation or Annuity Units attributable to You in that Division, if any, by the net asset value of one share in the Portfolio in which the assets in that Division are invested. Fractional votes will be counted. The number of shares for which You have the right to give instructions will be determined as of the record date for the meeting.
Portfolio shares held in each registered separate account of MetLife or any affiliate that are or are not attributable to life insurance policies or annuities (including all the Contracts described in the Prospectus) and for which no timely instructions are received will be voted in the same proportion as the shares for which voting instructions are received by that separate account. Portfolio shares held in the general accounts or unregistered separate accounts of MetLife or its affiliates will be voted in the same proportion as the aggregate of (i) the shares for which voting instructions are received and (ii) the shares that are voted in proportion to such voting instructions. However, if we or an affiliate determine that we are permitted to vote any such shares, in our own right, we may elect to do so subject to the then current interpretation of the 1940 Act or any rules thereunder.
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Qualified retirement plans which invest directly in the Portfolios do not have voting interests through life insurance or annuity contracts and do not vote these interests based upon the number of shares held in the Division deemed attributable to those qualified retirement plans. Shares are held by the plans themselves and are voted directly; the instruction process does not apply.
You will be entitled to give instructions regarding the votes attributable to your Contract, in your sole discretion.
You may give instructions regarding, among other things, the election of the board of directors, ratification of the election of an independent registered public accounting firm, and the approval of investment and sub-investment managers.
Disregarding Voting Instructions
MetLife may disregard voting instructions under the following circumstances (1) to make or refrain from making any change in the investments or investment policies for any Portfolio if required by any insurance regulatory authority; (2) to refrain from making any change in the investment policies or any investment manager or principal underwriter or any Portfolio which may be initiated by those having voting interests or the Brighthouse Trust I’s, Brighthouse Trust II’s, American Funds’®, and Fidelity® Funds’ boards of directors, provided MetLife’s disapproval of the change is reasonable and, in the case of a change in investment policies or investment manager, based on a good faith determination that such change would be contrary to state law or otherwise inappropriate in light of the Portfolio’s objective and purposes; or (3) to enter into or refrain from entering into any advisory agreement or underwriting contract, if required by any insurance regulatory authority.
In the event that MetLife does disregard voting instructions, a summary of the action and the reasons for such action will be included in the next semiannual report.
TAXES
Non-Qualified Annuity Contracts
Diversification
In order for your non-qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the Contract. We believe that we satisfy and will continue to satisfy these diversification standards. Failure to meet these standards would result in immediate taxation to Contract Owners of gains under their Contracts. Inadvertent failure to meet these standards may be correctable.
Changes to Tax Rules and Interpretations
Changes to applicable tax rules and interpretations can adversely affect the tax treatment of your Contract. These changes may take effect retroactively.
We reserve the right to amend your Contract where necessary to maintain its status as a Variable Annuity Contract under federal tax law and to protect You and other Contract Owners in the Divisions from adverse tax consequences.
3.8 % Medicare Tax
The 3.8 % Medicare tax applies to the lesser of (1) “net investment income” or (2) the excess of the modified adjusted gross income over the applicable threshold amount, $250,000 for married couples filing jointly and qualifying widows, $125,000 for married couples filing separately and $200,000 for single filers and will result in the following top tax rates on investment income:
Capital Gains	Dividends	Other
23.8%	40.8%	40.8%
Qualified Annuity Contracts
Annuity contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for Contract Owners and plan participants.
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Types of Qualified Plans
The following list includes individual account-type plans which may hold an annuity Contract as described in the Prospectus. Except for Traditional IRAs, they are established by an employer for participation of its employees.
Traditional IRA
Established by an individual, or employer as part of an employer plan.
ROTH IRA/Designated Roth Accounts
Individual or employee plan contributions made to certain plans on an after-tax basis. An IRA may be established as a Roth IRA, and 401(k), 403(b) and 457(b) plans may provide for Roth accounts.
ERISA
If your plan is subject to ERISA and You are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your Contract may be subject to your spouse’s rights as described below.
Generally, the spouse must give qualified consent whenever You elect to:
(a)	Choose income payments other than on a qualified joint and survivor annuity basis (“QJSA”) (one under which we make payments to You during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit (“QPSA”) (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);
(b)	Make certain withdrawals under plans for which a qualified consent is required;
(c)	Name someone other than the spouse as your beneficiary; or
(d)	Use your accrued benefit as security for a loan exceeding $5,000.
Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated beneficiary and the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If You die before benefits commence, your surviving spouse will be your beneficiary unless he or she has given a qualified consent otherwise.
The qualified consent to waive the QPSA benefit and the beneficiary designation must be made in writing that acknowledges the designated beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the QPSA benefit generally may not be given until the plan year in which You attain age 35. The waiver period for the QPSA ends on the date of your death.
If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.
Plan Limits for Individual Contributions:
Plan Type	Elective Contribution	Catch-up Contribution
IRA (Traditional and Roth)	$6,000	$1,000
Dollar limits are for 2020 and subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans (other than 457(b) plans) may provide for additional employer contributions such that the total annual plan contributions do not exceed the lesser of $57,000 or 100% of an employee’s compensation for 2020.
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Federal Estate Taxes
While no attempt is being made to discuss the Federal estate tax implications of the Contract, You should bear in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.
Generation-Skipping Transfer Tax
Under certain circumstances, the Code may impose a “generation-skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
Annuity Purchase Payments By Nonresident Aliens and Foreign Corporations
The discussion above provides general information regarding U.S. Federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity Contract purchase.
WITHDRAWALS
We will normally pay withdrawal proceeds within seven days after receipt of a request for a withdrawal at your Administrative Office, but We may delay payment as permitted by law, under certain circumstances. (See “Valuation — Suspension of Payments” in the Prospectus.) We reserve the right to defer payment for a partial withdrawal, withdrawal or transfer from the Fixed Account for the period permitted by law, but for not more than six months.
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ACCUMULATION UNIT VALUES TABLES
These tables show fluctuations in the Accumulation Unit Values for the possible mixes offered in the Contract for each Division from year-end to year-end (except the highest possible and lowest possible mix which are in the Prospectus).
Metropolitan Fund and Met Investors Fund Share Class B Portfolios
and
American Funds® Class 2 Portfolios
Please note the tables below are arranged by level of “Annual Separate Account Charge and Optional Death Benefit Charges for all Divisions except the American Funds Growth-Income and American Funds Global Small Capitalization Divisions” (see “Table of Expenses — Table 2(b) — Separate Account Charge” in the prospectus). We currently charge an additional Separate Account charge of 0.25% of average daily net assets in the American Funds Growth-Income and American Funds Global Small Capitalization Divisions. Each table below and in the SAI also includes the corresponding Accumulation Unit Values for the American Funds Growth-Income and American Funds Global Small Capitalization Divisions, reflecting the higher Separate Account charge. See “Charges — Separate Account Charge” in the prospectus for more information. Charges for the Optional EDBs the optional GMIBs the optional GWB and the optional GLWB are made by canceling Accumulation Units and, therefore, these charges are not reflected in the Accumulation Unit Value. However, purchasing the optional EDB Max in lieu of the optional Annual Step-Up Benefit and the optional GMIB Max will result in a higher overall charge.
1.25 Separate Account Charge
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
AB Global Dynamic Allocation Investment Division (Class B) (10/7/2011)	2011	9.43	9.74	26,651,689.62
	2012	9.74	10.59	60,586,664.86
	2013	10.59	11.62	73,636,545.32
	2014	11.62	12.32	72,314,576.52
	2015	12.32	12.24	72,307,157.69
	2016	12.24	12.52	71,680,389.69
	2017	12.52	14.05	65,361,202.43
	2018	14.05	12.91	57,059,404.42
	2019	12.91	15.06	48,633,768.46
American Funds® Balanced Allocation Investment Division (Class C) (10/7/2011)	2011	9.19	9.59	34,428,136.42
	2012	9.59	10.76	34,368,920.55
	2013	10.76	12.59	34,112,341.02
	2014	12.59	13.19	33,938,168.22
	2015	13.19	12.93	33,828,442.12
	2016	12.93	13.77	33,880,775.79
	2017	13.77	15.89	31,407,539.48
	2018	15.89	15.02	27,427,456.63
	2019	15.02	17.73	24,123,478.89
American Funds® Growth Allocation Investment Division (Class C) (10/7/2011)	2011	8.43	8.88	21,607,932.95
	2012	8.88	10.19	20,505,386.56
	2013	10.19	12.59	20,509,966.01
	2014	12.59	13.23	19,984,564.54
	2015	13.23	12.96	19,106,550.17
	2016	12.96	13.95	18,340,474.94
	2017	13.95	16.72	17,054,732.40
	2018	16.72	15.56	15,357,085.75
	2019	15.56	19.00	13,929,047.77
American Funds® Growth Investment Division (Class C) (10/7/2011)	2011	8.21	8.70	17,290,974.41
	2012	8.70	10.09	17,089,516.25
	2013	10.09	12.93	16,072,707.47
	2014	12.93	13.82	15,511,193.62
	2015	13.82	14.53	14,288,640.36
	2016	14.53	15.66	13,272,769.35
	2017	15.66	19.78	11,056,932.11
	2018	19.78	19.44	8,791,715.21
	2019	19.44	25.02	7,298,648.42
American Funds® Moderate Allocation Investment Division (Class C) (10/7/2011)	2011	9.71	10.06	52,439,006.83
	2012	10.06	11.02	50,094,945.18
	2013	11.02	12.35	47,762,949.99
	2014	12.35	12.94	46,087,901.42
	2015	12.94	12.69	45,153,137.72
	2016	12.69	13.41	43,000,996.78
	2017	13.41	14.96	38,557,894.05
	2018	14.96	14.27	33,186,614.92
12

1.25 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2019	14.27	16.37	29,078,392.25
AQR Global Risk Balanced Investment Division (Class B) (10/7/2011)	2011	10.20	10.61	29,489,897.74
	2012	10.61	11.59	81,387,523.32
	2013	11.59	11.05	83,525,799.94
	2014	11.05	11.35	76,150,961.72
	2015	11.35	10.14	70,549,776.99
	2016	10.14	10.91	65,323,644.62
	2017	10.91	11.83	58,833,663.90
	2018	11.83	10.94	51,277,466.89
	2019	10.94	12.96	43,911,702.69
Baillie Gifford International Stock Investment Division (Class B) (10/7/2011)	2011	10.99	11.01	3,776,314.57
	2012	11.01	12.98	3,507,363.06
	2013	12.98	14.76	3,211,140.18
	2014	14.76	14.09	3,020,989.18
	2015	14.09	13.61	2,721,144.11
	2016	13.61	14.12	2,502,978.49
	2017	14.12	18.82	2,095,013.75
	2018	18.82	15.39	1,943,481.87
	2019	15.39	20.12	1,653,567.56
BlackRock Bond Income Investment Division (Class B) (10/7/2011)	2011	56.88	57.83	2,858,684.31
	2012	57.83	61.27	2,913,383.40
	2013	61.27	59.90	2,897,846.65
	2014	59.90	63.18	2,982,274.59
	2015	63.18	62.61	2,975,051.16
	2016	62.61	63.60	2,932,159.49
	2017	63.60	65.23	2,800,382.08
	2018	65.23	64.02	2,410,699.96
	2019	64.02	69.27	2,153,887.98
BlackRock Capital Appreciation Investment Division (Class B) (10/7/2011)	2011	27.99	29.12	2,541,342.82
	2012	29.12	32.81	2,406,118.40
	2013	32.81	43.38	2,078,319.03
	2014	43.38	46.55	1,881,107.25
	2015	46.55	48.73	1,728,266.33
	2016	48.73	48.05	1,577,683.15
	2017	48.05	63.39	1,357,310.59
	2018	63.39	63.96	1,176,716.01
	2019	63.96	83.71	997,266.36
BlackRock Global Tactical Strategies Investment Division (Class B) (10/7/2011)	2011	9.27	9.57	39,142,427.78
	2012	9.57	10.32	85,443,566.94
	2013	10.32	11.24	98,794,182.84
	2014	11.24	11.76	97,374,890.82
	2015	11.76	11.60	97,895,507.55
	2016	11.60	11.96	95,214,020.41
	2017	11.96	13.39	86,796,617.68
	2018	13.39	12.27	76,871,482.36
	2019	12.27	14.62	65,805,753.69
BlackRock Ultra-Short Term Bond Investment Division (Class B) (10/7/2011)	2011	24.02	23.96	1,804,163.17
	2012	23.96	23.66	2,197,866.28
	2013	23.66	23.36	2,092,136.92
	2014	23.36	23.07	1,729,390.14
	2015	23.07	22.79	1,568,875.74
	2016	22.79	22.53	1,611,516.49
	2017	22.53	22.39	1,484,547.40
	2018	22.39	22.45	1,318,471.93
	2019	22.45	22.59	1,156,273.15
Brighthouse Asset Allocation 100 Investment Division (Class B) (10/7/2011)	2011	9.91	10.51	3,213,867.32
	2012	10.51	12.12	3,174,538.90
	2013	12.12	15.51	3,085,476.41
	2014	15.51	16.09	3,096,472.25
	2015	16.09	15.57	2,882,590.10
	2016	15.57	16.76	2,646,216.00
	2017	16.76	20.35	2,503,530.05
	2018	20.35	18.07	2,183,137.65
	2019	18.07	22.76	1,862,844.35
Brighthouse Asset Allocation 20 Investment Division (Class B) (10/7/2011)	2011	12.33	12.65	26,465,409.52
	2012	12.65	13.64	27,845,228.02
	2013	13.64	14.05	25,190,572.09
	2014	14.05	14.49	23,525,533.50
	2015	14.49	14.23	21,819,677.53
	2016	14.23	14.69	19,883,138.72
	2017	14.69	15.51	17,291,486.96
	2018	15.51	14.92	14,626,189.65
	2019	14.92	16.46	12,662,344.37
Brighthouse Asset Allocation 40 Investment Division (Class B) (10/7/2011)	2011	11.82	12.24	69,578,602.61
13

1.25 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2012	12.24	13.47	68,625,951.23
	2013	13.47	14.76	65,491,836.50
	2014	14.76	15.29	60,893,404.39
	2015	15.29	14.94	55,402,426.59
	2016	14.94	15.65	50,201,094.34
	2017	15.65	17.10	43,235,218.97
	2018	17.10	16.14	36,288,810.13
	2019	16.14	18.43	30,882,629.32
Brighthouse Asset Allocation 60 Investment Division (Class B) (10/7/2011)	2011	11.25	11.74	186,589,260.69
	2012	11.74	13.12	179,133,091.06
	2013	13.12	15.29	174,250,653.46
	2014	15.29	15.87	163,949,907.27
	2015	15.87	15.47	152,393,940.35
	2016	15.47	16.36	139,296,066.71
	2017	16.36	18.54	122,963,759.48
	2018	18.54	17.19	104,554,973.36
	2019	17.19	20.27	89,827,958.75
Brighthouse Asset Allocation 80 Investment Division (Class A) (formerly MetLife Growth Strategy Investment Division (Class B)) (4/29/2013)	2013	11.71	13.36	4,090,927.70
	2014	13.36	13.32	0.00
Brighthouse Asset Allocation 80 Investment Division (Class B) (10/7/2011)	2011	10.60	11.17	86,864,544.96
	2012	11.17	12.73	80,829,336.58
	2013	12.73	15.63	77,299,106.53
	2014	15.63	16.24	76,437,672.23
	2015	16.24	15.77	70,626,113.84
	2016	15.77	16.84	63,881,425.02
	2017	16.84	19.82	57,080,103.88
	2018	19.82	17.98	48,587,078.70
	2019	17.98	21.97	42,653,620.91
Brighthouse Asset Allocation 80 Investment Division (formerly Met/Franklin Templeton Founding Strategy Investment Division (Class B)) (4/28/2008)	2011	8.82	9.42	4,215,602.89
	2012	9.42	10.80	4,034,161.72
	2013	10.80	11.64	0.00
Brighthouse Balanced Plus Investment Division (Class B) (10/7/2011)	2011	9.19	9.39	36,775,185.96
	2012	9.39	10.49	85,936,719.25
	2013	10.49	11.84	136,462,242.32
	2014	11.84	12.83	152,347,296.18
	2015	12.83	12.15	162,793,561.11
	2016	12.15	13.00	162,865,165.74
	2017	13.00	15.20	154,289,741.43
	2018	15.20	13.90	142,715,943.50
	2019	13.90	16.96	125,484,030.42
Brighthouse/Aberdeen Emerging Markets Equity Investment Division (Class B) (10/7/2011)	2011	9.86	10.16	2,124,917.48
	2012	10.16	11.93	2,169,962.76
	2013	11.93	11.20	2,446,839.30
	2014	11.20	10.34	2,625,897.30
	2015	10.34	8.80	2,918,722.26
	2016	8.80	9.69	2,750,799.40
	2017	9.69	12.28	2,477,873.73
	2018	12.28	10.40	2,353,520.12
	2019	10.40	12.41	1,926,260.50
Brighthouse/Artisan Mid Cap Value Investment Division (Class B) (10/7/2011)	2011	29.42	32.39	1,530,638.68
	2012	32.39	35.69	1,486,443.05
	2013	35.69	48.12	1,463,616.68
	2014	48.12	48.32	1,385,658.28
	2015	48.32	43.10	1,254,997.65
	2016	43.10	52.21	1,232,925.24
	2017	52.21	58.03	1,068,348.04
	2018	58.03	49.62	940,072.60
	2019	49.62	60.49	833,672.17
Brighthouse/Dimensional International Small Company Investment Division (Class B) (10/7/2011)	2011	14.28	14.30	130,684.98
	2012	14.30	16.65	115,843.51
	2013	16.65	20.99	118,025.32
	2014	20.99	19.34	155,102.73
	2015	19.34	20.20	167,661.11
	2016	20.20	21.11	172,650.70
	2017	21.11	27.20	154,636.93
	2018	27.20	21.34	156,405.94
	2019	21.34	25.93	139,420.17
Brighthouse/Eaton Vance Floating Rate Investment Division (Class B) (10/7/2011)	2011	10.02	10.30	228,398.91
	2012	10.30	10.92	248,586.92
14

1.25 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2013	10.92	11.20	769,824.25
	2014	11.20	11.14	917,763.51
	2015	11.14	10.91	933,770.90
	2016	10.91	11.78	931,037.31
	2017	11.78	12.06	940,246.30
	2018	12.06	11.94	963,031.13
	2019	11.94	12.62	847,478.17
Brighthouse/Franklin Low Duration Total Return Investment Division (Class B) (10/7/2011)	2011	9.72	9.77	371,470.99
	2012	9.77	10.07	757,543.49
	2013	10.07	10.06	4,409,494.93
	2014	10.06	10.04	5,652,841.81
	2015	10.04	9.86	4,824,691.54
	2016	9.86	10.04	4,686,067.15
	2017	10.04	10.05	4,726,696.04
	2018	10.05	9.97	4,155,325.89
	2019	9.97	10.30	4,036,832.74
Brighthouse/Templeton International Bond Investment Division (Class B) (10/7/2011)	2011	11.99	12.03	334,312.02
	2012	12.03	13.58	360,242.72
	2013	13.58	13.55	360,288.94
	2014	13.55	13.54	336,569.35
	2015	13.54	12.81	322,931.15
	2016	12.81	12.77	318,339.18
	2017	12.77	12.62	307,691.50
	2018	12.62	12.59	245,435.70
	2019	12.59	12.58	214,385.70
Brighthouse/Wellington Core Equity Opportunities Investment Division (Class B) (10/7/2011)	2011	29.20	31.96	7,861,376.38
	2012	31.96	35.54	7,323,440.01
	2013	35.54	46.81	6,541,614.76
	2014	46.81	51.01	5,697,578.70
	2015	51.01	51.46	5,008,149.42
	2016	51.46	54.40	4,594,241.81
	2017	54.40	63.84	3,968,979.21
	2018	63.84	62.82	3,207,959.68
	2019	62.82	81.05	2,669,213.92
Brighthouse/Wellington Large Cap Research Investment Division (Class B) (10/7/2011)	2011	60.58	65.49	389,135.33
	2012	65.49	73.35	352,713.46
	2013	73.35	97.27	325,123.73
	2014	97.27	109.03	287,205.87
	2015	109.03	112.52	251,994.39
	2016	112.52	120.32	218,169.77
	2017	120.32	144.90	193,092.58
	2018	144.90	134.04	158,182.87
	2019	134.04	174.48	135,051.24
Clarion Global Real Estate Investment Division (Class B) (10/7/2011)	2011	12.58	13.43	8,200,052.38
	2012	13.43	16.71	7,497,653.11
	2013	16.71	17.08	7,486,754.52
	2014	17.08	19.11	6,809,334.82
	2015	19.11	18.61	6,136,271.00
	2016	18.61	18.54	5,715,935.48
	2017	18.54	20.28	5,178,457.34
	2018	20.28	18.29	4,449,503.24
	2019	18.29	22.55	3,763,794.31
Frontier Mid Cap Growth Investment Division (Class B) (10/7/2011)	2011	41.33	44.39	925,176.40
	2012	44.39	48.52	892,201.48
	2013	48.52	63.47	798,097.82
	2014	63.47	69.49	737,382.54
	2015	69.49	70.42	691,455.09
	2016	70.42	73.13	609,099.12
	2017	73.13	90.23	549,395.48
	2018	90.23	83.85	457,055.67
	2019	83.85	110.00	385,715.74
Harris Oakmark International Investment Division (Class B) (10/7/2011)	2011	17.08	17.12	10,899,004.55
	2012	17.12	21.86	10,001,942.39
	2013	21.86	28.17	9,506,036.94
	2014	28.17	26.21	9,334,364.77
	2015	26.21	24.71	8,963,313.41
	2016	24.71	26.40	8,135,215.11
	2017	26.40	34.01	6,858,887.51
	2018	34.01	25.53	6,511,321.41
	2019	25.53	31.40	5,572,964.45
Invesco Balanced-Risk Allocation Investment Division (Class B) (4/30/2012)	2012	1.01	1.04	145,166,223.98
15

1.25 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2013	1.04	1.05	239,868,056.76
	2014	1.05	1.10	246,256,722.78
	2015	1.10	1.04	262,824,334.48
	2016	1.04	1.14	274,419,891.49
	2017	1.14	1.24	268,184,961.36
	2018	1.24	1.15	240,518,629.77
	2019	1.15	1.31	209,137,734.78
Invesco Global Equity Investment Division (Class B) (formerly Oppenheimer Global Equity Investment Division (Class B) (10/7/2011))	2011	16.71	17.25	3,539,470.40
	2012	17.25	20.64	3,291,982.18
	2013	20.64	25.92	3,718,443.28
	2014	25.92	26.14	3,583,443.08
	2015	26.14	26.83	3,470,615.39
	2016	26.83	26.56	3,093,920.82
	2017	26.56	35.87	2,571,026.45
	2018	35.87	30.77	2,363,555.51
	2019	30.77	39.98	2,054,395.68
Invesco Global Equity Investment Division (Class B) (formerly Oppenheimer Global Equity Investment Division (Class B) and before that Met/Templeton Growth Investment Division (Class B)) (10/7/2011)	2011	8.05	8.42	1,415,850.80
	2012	8.42	10.16	1,346,063.32
	2013	10.16	10.80	0.00
Invesco Small Cap Growth Investment Division (Class B) (10/7/2011)	2011	14.47	15.75	883,526.54
	2012	15.75	18.39	836,820.13
	2013	18.39	25.46	775,718.86
	2014	25.46	27.13	738,783.76
	2015	27.13	26.34	707,621.89
	2016	26.34	28.98	635,894.55
	2017	28.98	35.88	567,383.24
	2018	35.88	32.22	509,682.11
	2019	32.22	39.59	433,290.91
Jennison Growth Investment Division (Class B) (10/7/2011)	2011	4.95	5.15	7,348,067.70
	2012	5.15	5.88	12,237,786.15
	2013	5.88	7.95	10,549,695.81
	2014	7.95	8.53	9,409,055.76
	2015	8.53	9.32	8,639,367.82
	2016	9.32	9.19	7,815,670.86
	2017	9.19	12.43	6,833,086.20
	2018	12.43	12.29	6,089,868.01
	2019	12.29	16.09	5,177,284.82
Jennison Growth Investment Division (Class B) (formerly Oppenheimer Capital Appreciation Investment Division (Class B)) (10/7/2011)	2011	7.79	8.31	2,875,553.19
	2012	8.31	9.35	0.00
JPMorgan Core Bond Investment Division (Class B) (4/29/2013)	2013	11.31	10.77	4,380,663.03
	2014	10.77	11.18	4,453,479.48
	2015	11.18	11.09	4,518,900.43
	2016	11.09	11.20	4,411,569.87
	2017	11.20	11.43	4,178,678.52
	2018	11.43	11.29	3,488,565.73
	2019	11.29	12.06	3,000,125.29
JPMorgan Core Bond Investment Division (Class B) (formerly American Funds® Bond Investment Division (Class C)) (10/7/2011)	2011	10.71	10.86	3,903,470.13
	2012	10.86	11.25	4,221,144.52
	2013	11.25	11.22	0.00
JPMorgan Global Active Allocation Investment Division (Class B) (4/30/2012)	2012	1.01	1.05	98,278,267.87
	2013	1.05	1.15	266,300,003.77
	2014	1.15	1.21	302,816,471.27
	2015	1.21	1.21	356,682,896.05
	2016	1.21	1.23	381,782,656.96
	2017	1.23	1.41	351,517,497.60
	2018	1.41	1.30	349,075,502.98
	2019	1.30	1.50	305,816,976.20
JPMorgan Global Active Allocation Investment Division (Class B) (formerly Allianz Global Investors Dynamic Multi-Asset Plus investment Division (Class B)) (4/28/2014)	2014	0.99	1.04	7,040,798.30
	2015	1.04	1.01	32,950,226.75
	2016	1.01	1.02	43,845,741.13
	2017	1.02	1.17	40,145,052.27
	2018	1.17	1.14	0.00
JPMorgan Small Cap Value Investment Division (Class B) (10/7/2011)	2011	11.82	13.12	583,006.55
	2012	13.12	14.94	604,712.57
	2013	14.94	19.62	560,276.59
	2014	19.62	20.22	569,462.31
	2015	20.22	18.48	568,863.68
16

1.25 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2016	18.48	23.83	593,422.44
	2017	23.83	24.31	524,739.18
	2018	24.31	20.67	440,273.15
	2019	20.67	24.32	401,971.19
Loomis Sayles Global Allocation Investment Division (Class B) (formerly Loomis Sayles Global Markets Investment Division (Class B)) (4/29/2019)	2011	12.10	12.77	866,891.11
	2012	12.77	14.75	888,380.33
	2013	14.75	17.07	4,137,910.13
	2014	17.07	17.44	3,856,491.64
	2015	17.44	17.43	3,470,888.36
	2016	17.43	18.04	3,547,920.03
	2017	18.04	21.91	2,986,842.73
	2018	21.91	20.47	2,473,447.77
	2019	20.47	25.78	2,090,436.22
Loomis Sayles Global Allocation Investment Division (Class B) (formerly Loomis Sayles Global Markets Investment Division (Class B) (formerly Met/Franklin Income Investment Division (Class B))) (4/28/2008)	2010	10.49	11.14	3,115,137.26
	2011	11.14	11.24	4,545,106.28
	2012	11.24	12.48	4,504,444.08
	2013	12.48	13.04	0.00
Loomis Sayles Growth Investment Division (Class B) (formerly ClearBridge Aggressive Growth Investment Division (Class B)) (10/7/2011)	2011	7.20	7.82	4,333,191.00
	2012	7.82	9.15	4,198,132.99
	2013	9.15	13.16	5,569,813.70
	2014	13.16	15.45	20,511,102.73
	2015	15.45	14.64	19,715,439.19
	2016	14.64	14.85	17,397,574.67
	2017	14.85	17.36	15,148,819.03
	2018	17.36	15.93	12,292,275.16
	2019	15.93	19.45	10,539,107.34
Loomis Sayles Growth Investment Division (Class B) (formerly ClearBridge Aggressive Growth II Investment Division (Class B)) (10/7/2011)	2011	142.93	148.24	1,179,824.64
	2012	148.24	179.35	1,110,485.64
	2013	179.35	228.11	970,782.77
	2014	228.11	237.65	0.00
Loomis Sayles Small Cap Core Investment Division (Class B) (10/7/2011)	2011	32.26	36.31	1,663,955.46
	2012	36.31	40.97	1,536,877.57
	2013	40.97	56.92	1,431,061.28
	2014	56.92	58.18	1,356,509.04
	2015	58.18	56.46	1,236,890.52
	2016	56.46	66.34	1,117,660.96
	2017	66.34	75.32	1,000,031.39
	2018	75.32	65.97	865,738.31
	2019	65.97	81.59	756,967.89
MetLife Aggregate Bond Index Investment Division (Class B) (10/7/2011)	2011	16.54	16.75	28,884,760.83
	2012	16.75	17.14	29,905,111.71
	2013	17.14	16.50	32,334,133.11
	2014	16.50	17.18	32,080,491.89
	2015	17.18	16.99	32,108,192.20
	2016	16.99	17.13	31,750,480.02
	2017	17.13	17.42	30,039,770.74
	2018	17.42	17.13	26,430,715.32
	2019	17.13	18.33	23,528,451.56
MetLife Mid Cap Stock Index Investment Division (Class B) (10/7/2011)	2011	15.52	17.07	8,144,543.01
	2012	17.07	19.78	7,896,397.33
	2013	19.78	25.95	7,508,378.40
	2014	25.95	27.99	7,247,852.53
	2015	27.99	26.92	6,995,922.57
	2016	26.92	31.94	6,338,225.95
	2017	31.94	36.48	5,675,219.01
	2018	36.48	31.88	4,898,822.03
	2019	31.88	39.53	4,302,888.75
MetLife MSCI EAFE® Index Investment Division (Class B) (10/7/2011)	2011	11.13	11.25	14,595,718.30
	2012	11.25	13.11	14,435,971.24
	2013	13.11	15.74	13,451,974.55
	2014	15.74	14.57	13,926,384.22
	2015	14.57	14.20	14,030,882.55
	2016	14.20	14.17	13,798,232.15
	2017	14.17	17.44	11,592,961.34
	2018	17.44	14.79	10,802,159.11
	2019	14.79	17.76	9,533,384.81
MetLife Multi-Index Targeted Risk Investment Division (Class B) (11/12/2012)	2012	0.98	1.01	3,444,590.00
	2013	1.01	1.13	125,232,192.04
	2014	1.13	1.22	223,560,130.68
17

1.25 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2015	1.22	1.19	369,143,477.21
	2016	1.19	1.22	430,274,898.87
	2017	1.22	1.40	404,068,059.31
	2018	1.40	1.28	374,137,525.85
	2019	1.28	1.54	333,160,459.65
MetLife Russell 2000® Index Investment Division (Class B) (10/7/2011)	2011	15.37	17.36	4,329,427.86
	2012	17.36	19.89	4,195,443.26
	2013	19.89	27.15	3,985,416.76
	2014	27.15	28.09	3,973,488.34
	2015	28.09	26.50	3,885,321.94
	2016	26.50	31.65	3,573,512.20
	2017	31.65	35.76	3,258,408.10
	2018	35.76	31.36	2,870,132.88
	2019	31.36	38.81	2,551,469.99
MetLife Stock Index Investment Division (Class B) (10/7/2011)	2011	36.64	39.93	14,624,119.22
	2012	39.93	45.51	13,800,270.63
	2013	45.51	59.20	12,439,421.12
	2014	59.20	66.12	11,401,442.90
	2015	66.12	65.89	10,795,176.31
	2016	65.89	72.48	10,011,920.13
	2017	72.48	86.79	8,672,269.82
	2018	86.79	81.56	7,384,618.68
	2019	81.56	105.36	6,341,126.82
MFS® Research International Investment Division (Class B) (10/7/2011)	2011	12.78	12.98	6,669,158.46
	2012	12.98	14.96	6,199,776.38
	2013	14.96	17.62	5,699,568.82
	2014	17.62	16.19	5,493,187.14
	2015	16.19	15.71	5,108,848.62
	2016	15.71	15.38	4,751,117.44
	2017	15.38	19.46	3,995,150.88
	2018	19.46	16.53	3,500,704.66
	2019	16.53	20.95	2,905,079.42
MFS® Total Return Investment Division (Class B) (10/7/2011)	2011	43.89	46.45	826,082.65
	2012	46.45	51.06	805,689.47
	2013	51.06	59.85	795,649.97
	2014	59.85	64.05	768,192.95
	2015	64.05	63.01	702,453.20
	2016	63.01	67.78	688,148.35
	2017	67.78	75.08	612,638.79
	2018	75.08	69.84	526,841.49
	2019	69.84	82.81	464,820.20
MFS® Value Investment Division (Class B) (10/7/2011)	2011	11.03	12.04	7,522,386.23
	2012	12.04	13.83	7,315,037.13
	2013	13.83	18.50	10,581,680.77
	2014	18.50	20.20	9,721,609.85
	2015	20.20	19.87	8,713,694.38
	2016	19.87	22.39	8,161,287.83
	2017	22.39	26.01	7,044,638.20
	2018	26.01	23.05	9,979,138.70
	2019	23.05	29.56	8,500,755.19
MFS® Value Investment Division (Class B) (formerly BlackRock Large Cap Value Investment Division (Class B)) (10/7/2011)	2011	10.21	11.27	9,709,297.06
	2012	11.27	12.68	9,104,671.74
	2013	12.68	16.50	8,477,029.46
	2014	16.50	17.88	7,885,049.94
	2015	17.88	16.56	7,421,248.63
	2016	16.56	19.32	6,727,260.33
	2017	19.32	20.48	6,204,490.93
	2018	20.48	19.76	0.00
Morgan Stanley Discovery Investment Division (Class B) (formerly Morgan Stanley Mid Cap Growth Investment Division (Class B)) (4/29/2019)	2011	13.81	14.03	2,843,297.98
	2012	14.03	15.14	2,692,713.11
	2013	15.14	20.79	2,297,231.09
	2014	20.79	20.74	2,209,248.85
	2015	20.74	19.45	2,061,789.43
	2016	19.45	17.58	1,936,946.48
	2017	17.58	24.30	1,651,653.50
	2018	24.30	26.43	1,488,972.15
	2019	26.43	36.58	1,287,486.47
Neuberger Berman Genesis Investment Division (Class B) (10/7/2011)	2011	15.67	17.29	3,242,629.17
	2012	17.29	18.74	3,027,293.41
	2013	18.74	25.57	3,595,800.35
	2014	25.57	25.18	3,266,027.56
	2015	25.18	24.96	2,876,496.39
	2016	24.96	29.19	2,577,970.08
18

1.25 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2017	29.19	33.29	2,308,787.04
	2018	33.29	30.58	1,944,245.70
	2019	30.58	39.08	1,701,380.36
Neuberger Berman Genesis Investment Division (Class B) (formerly MLA Mid Cap Investment Division (Class B)) (10/7/2011)	2011	13.53	14.78	1,486,644.47
	2012	14.78	15.37	1,344,367.91
	2013	15.37	16.67	0.00
PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014)	2014	0.99	1.03	3,855,645.65
	2015	1.03	0.96	16,973,682.53
	2016	0.96	1.06	41,231,237.10
	2017	1.06	1.18	45,428,283.50
	2018	1.18	1.07	38,673,400.53
	2019	1.07	1.29	35,828,573.74
PIMCO Inflation Protected Bond Investment Division (Class B) (10/7/2011)	2011	15.00	15.29	22,060,834.54
	2012	15.29	16.48	23,103,607.27
	2013	16.48	14.76	20,921,626.20
	2014	14.76	15.00	18,776,351.61
	2015	15.00	14.36	17,352,657.26
	2016	14.36	14.88	15,970,778.59
	2017	14.88	15.21	15,194,383.64
	2018	15.21	14.66	12,707,564.46
	2019	14.66	15.67	11,145,975.21
PIMCO Total Return Investment Division (Class B) (10/7/2011)	2011	16.56	16.94	32,720,206.08
	2012	16.94	18.28	33,459,538.47
	2013	18.28	17.70	33,294,516.54
	2014	17.70	18.22	30,162,776.71
	2015	18.22	17.99	27,944,679.28
	2016	17.99	18.23	25,398,948.88
	2017	18.23	18.82	24,139,131.37
	2018	18.82	18.54	19,937,854.07
	2019	18.54	19.86	17,511,075.94
Schroders Global Multi-Asset Investment Division (Class B) (4/30/2012)	2012	1.01	1.06	67,974,801.15
	2013	1.06	1.16	167,476,225.23
	2014	1.16	1.23	186,926,839.25
	2015	1.23	1.21	228,593,841.12
	2016	1.21	1.26	240,613,022.67
	2017	1.26	1.42	223,663,272.66
	2018	1.42	1.27	356,011,518.05
	2019	1.27	1.53	309,102,211.88
Schroders Global Multi-Asset Investment Division (Class B) (formerly Pyramis® Managed Risk Investment Division (Class B)) (4/29/2013)	2013	10.21	10.76	2,942,032.89
	2014	10.76	11.54	6,462,747.17
	2015	11.54	11.26	17,140,291.91
	2016	11.26	11.63	20,799,330.20
	2017	11.63	13.37	19,853,789.36
	2018	13.37	12.80	0.00
SSGA Growth and Income ETF Investment Division (Class B) (10/7/2011)	2011	11.10	11.75	39,524,198.83
	2012	11.75	13.09	40,225,522.76
	2013	13.09	14.60	38,653,105.18
	2014	14.60	15.26	36,167,858.36
	2015	15.26	14.77	34,085,827.28
	2016	14.77	15.43	32,122,186.00
	2017	15.43	17.66	27,978,937.46
	2018	17.66	16.30	23,097,783.49
	2019	16.30	19.26	19,523,135.11
SSGA Growth ETF Investment Division (Class B) (10/7/2011))	2011	10.32	10.97	4,758,320.83
	2012	10.97	12.46	5,212,125.54
	2013	12.46	14.53	5,780,859.59
	2014	14.53	15.12	5,831,845.05
	2015	15.12	14.59	5,624,540.44
	2016	14.59	15.40	5,188,070.73
	2017	15.40	18.19	4,585,522.22
	2018	18.19	16.39	4,135,111.90
	2019	16.39	19.82	3,649,637.87
T. Rowe Price Large Cap Growth Investment Division (Class B)	2013	17.79	22.49	6,484,456.47
	2014	22.49	24.17	6,147,922.34
	2015	24.17	26.38	6,380,378.67
	2016	26.38	26.46	6,304,089.17
	2017	26.46	34.88	5,814,440.79
	2018	34.88	34.04	5,166,723.09
	2019	34.04	43.91	4,582,732.82
T. Rowe Price Large Cap Growth Investment Division (Class B) (formerly RCM Technology Investment Division (Class B)) (10/7/2011)	2011	6.21	6.25	8,293,969.11
	2012	6.25	6.92	7,942,344.23
	2013	6.92	7.24	0.00
19

1.25 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
T. Rowe Price Mid Cap Growth Investment Division (Class B) (10/7/2011)	2011	9.62	10.33	11,726,128.73
	2012	10.33	11.60	11,397,693.54
	2013	11.60	15.64	10,844,895.76
	2014	15.64	17.42	10,327,747.97
	2015	17.42	18.35	10,275,764.81
	2016	18.35	19.25	9,539,705.33
	2017	19.25	23.72	8,490,169.13
	2018	23.72	22.91	7,172,584.32
	2019	22.91	29.66	6,073,888.75
T. Rowe Price Small Cap Growth Investment Division (Class B) (10/7/2011)	2011	16.61	18.54	3,448,513.28
	2012	18.54	21.23	3,334,995.65
	2013	21.23	30.22	3,293,870.13
	2014	30.22	31.83	3,163,635.81
	2015	31.83	32.21	3,305,734.92
	2016	32.21	35.46	3,029,777.84
	2017	35.46	42.92	2,783,899.03
	2018	42.92	39.51	2,393,824.72
	2019	39.51	51.83	2,064,715.54
VanEck Global Natural Resources Investment Division (Class B) (10/7/2011)	2011	14.87	15.53	1,148,333.46
	2012	15.53	15.73	1,306,977.27
	2013	15.73	17.21	1,186,585.15
	2014	17.21	13.79	1,314,208.63
	2015	13.79	9.16	1,712,109.92
	2016	9.16	13.00	1,328,155.69
	2017	13.00	12.74	1,379,767.99
	2018	12.74	8.95	1,230,889.36
	2019	8.95	9.93	1,253,443.33
Victory Sycamore Mid Cap Value Investment Division (Class B)	2012	25.84	26.59	6,561,328.53
	2013	26.59	34.22	5,868,523.88
	2014	34.22	37.05	5,282,697.59
	2015	37.05	33.30	4,962,252.48
	2016	33.30	37.99	4,457,585.35
	2017	37.99	41.08	4,055,704.76
	2018	41.08	36.45	3,413,984.19
	2019	36.45	46.43	2,927,556.17
Victory Sycamore Mid Cap Value Investment Division (Class B) (formerly Neuberger Berman Mid Cap Value Investment Division (Class B)) (10/07/2011)	2011	21.16	23.47	7,124,065.55
	2012	23.47	25.96	0.00
Western Asset Management Government Income Investment Division (Class B) (formerly Fidelity Institutional Asset Management® Government Income Portfolio (Class B)) (4/30/2012)	2012	10.78	10.96	32,068,305.21
	2013	10.96	10.34	31,404,922.55
	2014	10.34	10.98	29,122,721.93
	2015	10.98	10.89	28,501,250.41
	2016	10.89	10.90	28,621,046.95
	2017	10.90	11.04	25,296,375.98
	2018	11.04	10.90	22,121,594.69
	2019	10.90	11.57	19,349,181.17
Western Asset Management Strategic Bond Opportunities Investment Division (Class B)	2016	30.97	32.15	6,284,359.42
	2017	32.15	34.28	5,679,363.63
	2018	34.28	32.49	4,949,953.03
	2019	32.49	36.65	4,348,361.68
Western Asset Management Strategic Bond Opportunities Investment Division (Class B) (formerly Lord Abbett Bond Debenture Investment Division (Class B)) (10/7/2011)	2011	23.10	24.46	5,522,429.14
	2012	24.46	27.28	5,370,333.81
	2013	27.28	29.09	5,443,285.29
	2014	29.09	30.12	5,271,936.00
	2015	30.12	29.10	4,743,807.12
	2016	29.10	30.00	0.00
Western Asset Management Strategic Bond Opportunities Investment Division (Class E)	2016	31.60	32.84	2,003,388.81
	2017	32.84	35.02	1,730,313.25
	2018	35.02	33.23	1,448,462.86
	2019	33.23	37.51	1,259,568.54
Western Asset Management Strategic Bond Opportunities Investment Division (Class E) (formerly Pioneer Strategic Income Investment Division (Class E)) (10/7/2011)	2011	25.52	26.17	1,217,423.97
	2012	26.17	28.80	1,440,256.83
	2013	28.80	28.85	1,393,849.45
	2014	28.85	29.75	1,463,817.53
	2015	29.75	28.96	1,463,715.54
	2016	28.96	29.69	0.00
20

1.25 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
Western Asset Management U.S. Government Investment Division (Class B) (10/7/2011)	2011	18.39	18.50	6,310,303.78
	2012	18.50	18.83	6,276,242.56
	2013	18.83	18.43	6,066,931.54
	2014	18.43	18.66	5,524,684.17
	2015	18.66	18.49	5,014,789.22
	2016	18.49	18.44	4,676,725.91
	2017	18.44	18.52	4,463,477.63
	2018	18.52	18.42	3,764,852.28
	2019	18.42	19.24	3,328,827.50

	At 1.50 Separate Account Charge:
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
American Funds Global Small Capitalization Investment Division (Class 2) (10/7/2011)	2011	23.71	24.45	8,041,761.60
	2012	24.45	28.46	7,363,012.38
	2013	28.46	35.97	6,676,357.08
	2014	35.97	36.19	6,275,974.03
	2015	36.19	35.74	5,723,908.81
	2016	35.74	35.95	5,200,970.75
	2017	35.95	44.59	4,520,969.90
	2018	44.59	39.29	3,910,224.16
	2019	39.29	50.90	3,312,804.08
American Funds Growth-Income Investment Division (Class 2) (10/7/2011)	2011	92.02	98.48	2,636,733.23
	2012	98.48	113.96	2,481,403.31
	2013	113.96	149.88	2,235,737.74
	2014	149.88	163.35	2,065,971.05
	2015	163.35	163.26	1,909,121.24
	2016	163.26	179.35	1,747,404.24
	2017	179.35	216.24	1,520,990.32
	2018	216.24	209.20	1,268,878.11
	2019	209.20	259.95	1,104,637.24

1.35 Separate Account Charge
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
AB Global Dynamic Allocation Investment Division (Class B) (10/7/2011)	2011	9.43	9.73	700,497.55
	2012	9.73	10.57	1,598,037.97
	2013	10.57	11.59	1,909,287.19
	2014	11.59	12.28	1,920,754.96
	2015	12.28	12.18	1,888,053.26
	2016	12.18	12.45	1,748,681.66
	2017	12.45	13.96	1,622,796.08
	2018	13.96	12.81	1,467,144.93
	2019	12.81	14.93	1,329,506.12
American Funds® Balanced Allocation Investment Division (Class C) (10/7/2011)	2011	9.16	9.56	1,224,203.58
	2012	9.56	10.71	1,032,316.71
	2013	10.71	12.52	1,071,140.63
	2014	12.52	13.10	1,026,928.88
	2015	13.10	12.83	988,796.80
	2016	12.83	13.65	1,010,668.98
	2017	13.65	15.74	916,729.25
	2018	15.74	14.86	727,181.59
	2019	14.86	17.52	689,595.33
American Funds® Growth Allocation Investment Division (Class C) (10/7/2011)	2011	8.40	8.85	317,356.58
	2012	8.85	10.14	428,344.81
	2013	10.14	12.52	435,043.15
	2014	12.52	13.14	377,062.65
	2015	13.14	12.87	354,912.53
	2016	12.87	13.83	356,002.55
	2017	13.83	16.56	343,040.24
	2018	16.56	15.39	309,049.47
21

1.35 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2019	15.39	18.78	271,916.54
American Funds® Growth Investment Division (Class C) (10/7/2011)	2011	8.18	8.67	939,838.48
	2012	8.67	10.04	944,438.60
	2013	10.04	12.86	888,053.52
	2014	12.86	13.73	825,682.01
	2015	13.73	14.42	763,974.02
	2016	14.42	15.52	762,728.04
	2017	15.52	19.59	626,213.60
	2018	19.59	19.23	512,684.43
	2019	19.23	24.73	429,457.78
American Funds® Moderate Allocation Investment Division (Class C) (10/7/2011)	2011	9.68	10.03	1,722,907.35
	2012	10.03	10.96	1,696,678.62
	2013	10.96	12.28	1,615,230.87
	2014	12.28	12.85	1,526,132.72
	2015	12.85	12.59	1,347,645.81
	2016	12.59	13.29	1,286,183.59
	2017	13.29	14.82	1,166,684.04
	2018	14.82	14.12	975,900.07
	2019	14.12	16.18	751,854.37
AQR Global Risk Balanced Investment Division (Class B) (10/7/2011)	2011	10.20	10.60	798,707.65
	2012	10.60	11.57	1,962,454.26
	2013	11.57	11.02	2,210,992.80
	2014	11.02	11.31	2,026,748.02
	2015	11.31	10.09	1,919,263.99
	2016	10.09	10.85	1,766,859.79
	2017	10.85	11.75	1,666,423.82
	2018	11.75	10.86	1,520,070.13
	2019	10.86	12.85	1,387,178.54
Baillie Gifford International Stock Investment Division (Class B) (10/7/2011)	2011	10.77	10.79	52,318.52
	2012	10.79	12.70	48,827.19
	2013	12.70	14.43	46,118.50
	2014	14.43	13.76	46,795.70
	2015	13.76	13.28	45,741.58
	2016	13.28	13.77	43,895.50
	2017	13.77	18.32	37,253.90
	2018	18.32	14.97	38,235.94
	2019	14.97	19.55	31,759.79
BlackRock Bond Income Investment Division (Class B) (10/7/2011)	2011	55.30	56.21	69,143.50
	2012	56.21	59.49	75,005.18
	2013	59.49	58.10	81,741.44
	2014	58.10	61.23	100,075.27
	2015	61.23	60.61	101,628.40
	2016	60.61	61.51	99,854.88
	2017	61.51	63.03	103,253.26
	2018	63.03	61.80	93,844.13
	2019	61.80	66.79	80,912.31
BlackRock Capital Appreciation Investment Division (Class B) (10/7/2011)	2011	27.52	28.63	62,047.96
	2012	28.63	32.21	64,372.08
	2013	32.21	42.56	53,323.00
	2014	42.56	45.62	52,752.57
	2015	45.62	47.71	50,488.20
	2016	47.71	47.00	49,100.21
	2017	47.00	61.94	41,974.70
	2018	61.94	62.43	41,336.49
	2019	62.43	81.63	32,221.88
BlackRock Global Tactical Strategies Investment Division (Class B) (10/7/2011)	2011	9.27	9.57	970,654.11
	2012	9.57	10.30	2,069,694.85
	2013	10.30	11.21	2,446,192.58
	2014	11.21	11.72	2,373,101.21
	2015	11.72	11.55	2,416,857.23
	2016	11.55	11.90	2,245,048.38
	2017	11.90	13.30	2,060,710.33
	2018	13.30	12.18	1,894,118.66
	2019	12.18	14.49	1,726,116.89
BlackRock Ultra-Short Term Bond Investment Division (Class B) (10/7/2011)	2011	23.36	23.29	16,827.58
	2012	23.29	22.97	13,519.93
	2013	22.97	22.66	30,555.47
	2014	22.66	22.36	30,416.98
	2015	22.36	22.06	17,459.86
	2016	22.06	21.79	19,225.20
	2017	21.79	21.63	18,878.56
	2018	21.63	21.67	18,311.01
	2019	21.67	21.78	19,607.60
22

1.35 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
Brighthouse Asset Allocation 100 Investment Division (Class B) (10/7/2011)	2011	9.85	10.44	84,103.05
	2012	10.44	12.03	78,050.38
	2013	12.03	15.37	82,992.33
	2014	15.37	15.94	120,479.68
	2015	15.94	15.41	94,254.97
	2016	15.41	16.57	86,484.59
	2017	16.57	20.09	70,495.72
	2018	20.09	17.83	69,216.20
	2019	17.83	22.42	64,817.07
Brighthouse Asset Allocation 20 Investment Division (Class B) (10/7/2011)	2011	12.26	12.57	220,866.70
	2012	12.57	13.54	252,850.55
	2013	13.54	13.93	247,543.87
	2014	13.93	14.35	204,308.80
	2015	14.35	14.08	186,552.40
	2016	14.08	14.52	142,230.56
	2017	14.52	15.32	125,544.53
	2018	15.32	14.72	113,087.14
	2019	14.72	16.22	129,455.49
Brighthouse Asset Allocation 40 Investment Division (Class B) (10/7/2011)	2011	11.74	12.15	871,059.68
	2012	12.15	13.37	922,064.88
	2013	13.37	14.63	984,633.26
	2014	14.63	15.14	943,822.45
	2015	15.14	14.78	869,035.68
	2016	14.78	15.47	799,052.37
	2017	15.47	16.89	726,371.31
	2018	16.89	15.93	635,578.80
	2019	15.93	18.16	540,121.91
Brighthouse Asset Allocation 60 Investment Division (Class B) (10/7/2011)	2011	11.17	11.66	4,493,700.87
	2012	11.66	13.02	4,221,672.84
	2013	13.02	15.16	4,160,510.92
	2014	15.16	15.71	4,040,729.45
	2015	15.71	15.31	3,828,951.58
	2016	15.31	16.17	3,534,682.29
	2017	16.17	18.31	3,193,079.72
	2018	18.31	16.96	2,679,085.94
	2019	16.96	19.98	2,325,927.18
Brighthouse Asset Allocation 80 Investment Division (Class A) (formerly MetLife Growth Strategy Investment Division (Class B)) (4/29/2013)	2013	11.65	13.29	88,887.62
	2014	13.29	13.24	0.00
Brighthouse Asset Allocation 80 Investment Division (Class B) (10/7/2011)	2011	10.53	11.10	486,394.82
	2012	11.10	12.63	487,664.41
	2013	12.63	15.49	573,235.33
	2014	15.49	16.08	615,272.77
	2015	16.08	15.60	571,572.62
	2016	15.60	16.64	576,875.97
	2017	16.64	19.57	508,381.52
	2018	19.57	17.74	407,077.03
	2019	17.74	21.65	315,059.81
Brighthouse Asset Allocation 80 Investment Division (formerly Met/Franklin Templeton Founding Strategy Investment Division (Class B)) (4/28/2008)	2011	8.79	9.39	86,338.59
	2012	9.39	10.75	94,859.59
	2013	10.75	11.58	0.00
Brighthouse Balanced Plus Investment Division (Class B) (10/7/2011)	2011	9.19	9.38	700,305.13
	2012	9.38	10.47	1,914,684.68
	2013	10.47	11.81	3,193,820.29
	2014	11.81	12.78	3,814,057.40
	2015	12.78	12.09	3,599,476.20
	2016	12.09	12.93	3,526,139.77
	2017	12.93	15.09	3,342,194.14
	2018	15.09	13.79	3,162,486.84
	2019	13.79	16.82	3,067,273.23
Brighthouse/Aberdeen Emerging Markets Equity Investment Division (Class B) (10/7/2011)	2011	9.81	10.10	122,880.91
	2012	10.10	11.85	134,237.27
	2013	11.85	11.11	160,429.11
	2014	11.11	10.25	182,371.41
	2015	10.25	8.71	211,859.42
	2016	8.71	9.58	215,878.91
	2017	9.58	12.14	188,553.17
	2018	12.14	10.27	194,140.94
	2019	10.27	12.24	168,654.63
Brighthouse/Artisan Mid Cap Value Investment Division (Class B) (10/7/2011)	2011	28.88	31.79	20,131.07
	2012	31.79	35.00	18,636.38
	2013	35.00	47.13	17,496.54
23

1.35 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2014	47.13	47.28	22,895.64
	2015	47.28	42.14	22,459.10
	2016	42.14	50.99	20,698.95
	2017	50.99	56.62	19,815.05
	2018	56.62	48.36	18,475.13
	2019	48.36	58.89	17,153.73
Brighthouse/Dimensional International Small Company Investment Division (Class B) (10/7/2011)	2011	14.24	14.26	16,064.16
	2012	14.26	16.59	16,377.23
	2013	16.59	20.88	15,078.27
	2014	20.88	19.22	18,528.42
	2015	19.22	20.06	19,781.43
	2016	20.06	20.94	22,206.04
	2017	20.94	26.95	16,339.39
	2018	26.95	21.12	15,627.12
	2019	21.12	25.64	13,836.00
Brighthouse/Eaton Vance Floating Rate Investment Division (Class B) (10/7/2011)	2011	10.01	10.29	6,640.87
	2012	10.29	10.89	10,262.36
	2013	10.89	11.16	33,468.50
	2014	11.16	11.09	46,665.68
	2015	11.09	10.85	55,660.37
	2016	10.85	11.70	55,031.81
	2017	11.70	11.97	54,840.35
	2018	11.97	11.84	107,102.75
	2019	11.84	12.50	82,631.51
Brighthouse/Franklin Low Duration Total Return Investment Division (Class B) (10/7/2011)	2011	9.72	9.77	10,452.94
	2012	9.77	10.06	32,813.30
	2013	10.06	10.04	188,388.01
	2014	10.04	10.01	243,143.67
	2015	10.01	9.81	211,005.96
	2016	9.81	9.98	201,790.55
	2017	9.98	9.98	238,764.45
	2018	9.98	9.89	234,277.20
	2019	9.89	10.21	202,296.11
Brighthouse/Templeton International Bond Investment Division (Class B) (10/7/2011)	2011	11.96	12.00	14,876.84
	2012	12.00	13.53	18,404.79
	2013	13.53	13.49	17,128.40
	2014	13.49	13.46	16,338.63
	2015	13.46	12.73	16,112.71
	2016	12.73	12.67	15,862.24
	2017	12.67	12.52	14,760.23
	2018	12.52	12.47	14,240.76
	2019	12.47	12.45	12,505.68
Brighthouse/Wellington Core Equity Opportunities Investment Division (Class B) (10/7/2011)	2011	28.71	31.41	130,860.23
	2012	31.41	34.90	127,191.21
	2013	34.90	45.92	113,955.38
	2014	45.92	49.99	107,312.86
	2015	49.99	50.38	97,375.24
	2016	50.38	53.21	92,110.64
	2017	53.21	62.38	78,080.77
	2018	62.38	61.32	65,233.03
	2019	61.32	79.03	52,029.97
Brighthouse/Wellington Large Cap Research Investment Division (Class B) (10/7/2011)	2011	58.89	63.65	0.00
	2012	63.65	71.21	0.00
	2013	71.21	94.34	0.00
	2014	94.34	105.65	0.00
	2015	105.65	108.92	0.00
	2016	108.92	116.35	0.00
	2017	116.35	139.98	0.00
	2018	139.98	129.36	0.00
	2019	129.36	168.22	0.00
Clarion Global Real Estate Investment Division (Class B) (10/7/2011)	2011	12.49	13.32	153,001.73
	2012	13.32	16.56	140,643.64
	2013	16.56	16.92	159,038.72
	2014	16.92	18.91	153,460.53
	2015	18.91	18.39	145,660.28
	2016	18.39	18.30	142,723.11
	2017	18.30	20.00	139,216.68
	2018	20.00	18.03	116,951.74
	2019	18.03	22.20	96,970.94
24

1.35 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
Frontier Mid Cap Growth Investment Division (Class B) (10/7/2011)	2011	40.37	43.35	24,297.29
	2012	43.35	47.34	26,979.85
	2013	47.34	61.86	24,368.94
	2014	61.86	67.66	23,968.25
	2015	67.66	68.49	24,315.58
	2016	68.49	71.06	26,219.24
	2017	71.06	87.60	21,832.17
	2018	87.60	81.31	18,010.54
	2019	81.31	106.57	14,513.34
Harris Oakmark International Investment Division (Class B) (10/7/2011)	2011	16.91	16.95	271,704.84
	2012	16.95	21.61	264,584.11
	2013	21.61	27.83	236,602.74
	2014	27.83	25.86	261,717.45
	2015	25.86	24.36	272,001.72
	2016	24.36	26.00	269,383.28
	2017	26.00	33.46	232,381.74
	2018	33.46	25.10	248,821.34
	2019	25.10	30.83	210,520.93
Invesco Balanced-Risk Allocation Investment Division (Class B) (4/30/2012)	2012	1.01	1.04	3,583,816.56
	2013	1.04	1.05	6,063,904.68
	2014	1.05	1.09	5,467,799.47
	2015	1.09	1.03	5,390,595.80
	2016	1.03	1.14	5,727,690.76
	2017	1.14	1.24	5,557,170.31
	2018	1.24	1.14	5,363,636.61
	2019	1.14	1.30	4,776,326.44
Invesco Global Equity Investment Division (Class B) (formerly Oppenheimer Global Equity Investment Division (Class B) (10/7/2011))	2011	16.47	17.00	86,262.48
	2012	17.00	20.32	86,740.33
	2013	20.32	25.48	110,315.38
	2014	25.48	25.68	120,802.06
	2015	25.68	26.33	115,047.74
	2016	26.33	26.04	112,174.57
	2017	26.04	35.13	83,974.40
	2018	35.13	30.10	80,887.11
	2019	30.10	39.07	73,060.00
Invesco Global Equity Investment Division (Class B) (formerly Oppenheimer Global Equity Investment Division (Class B) and before that Met/Templeton Growth Investment Division (Class B)) (10/7/2011)	2011	8.02	8.38	60,852.97
	2012	8.38	10.11	59,820.94
	2013	10.11	10.75	0.00
Invesco Small Cap Growth Investment Division (Class B) (10/7/2011)	2011	14.33	15.59	15,181.29
	2012	15.59	18.18	13,109.11
	2013	18.18	25.15	17,693.71
	2014	25.15	26.77	18,719.47
	2015	26.77	25.96	19,467.70
	2016	25.96	28.54	20,027.63
	2017	28.54	35.30	19,441.83
	2018	35.30	31.67	19,221.19
	2019	31.67	38.87	17,610.09
Jennison Growth Investment Division (Class B) (10/7/2011)	2011	4.89	5.09	182,276.94
	2012	5.09	5.81	307,229.22
	2013	5.81	7.84	309,583.58
	2014	7.84	8.41	263,546.94
	2015	8.41	9.17	270,036.72
	2016	9.17	9.04	270,036.31
	2017	9.04	12.22	223,091.21
	2018	12.22	12.06	217,794.65
	2019	12.06	15.77	181,885.50
Jennison Growth Investment Division (Class B) (formerly Oppenheimer Capital Appreciation Investment Division (Class B)) (10/7/2011)	2011	7.71	8.22	71,696.93
	2012	8.22	9.25	0.00
JPMorgan Core Bond Investment Division (Class B) (4/29/2013)	2013	11.26	10.71	297,634.22
	2014	10.71	11.11	298,570.71
	2015	11.11	11.01	286,169.45
	2016	11.01	11.10	287,366.84
	2017	11.10	11.32	270,089.26
	2018	11.32	11.17	244,746.70
	2019	11.17	11.92	209,132.35
JPMorgan Core Bond Investment Division (Class B) (formerly American Funds® Bond Investment Division (Class C)) (10/7/2011)	2011	10.67	10.82	246,741.63
	2012	10.82	11.20	267,844.25
	2013	11.20	11.17	0.00
JPMorgan Global Active Allocation Investment Division (Class B) (4/30/2012)	2012	1.01	1.05	1,690,213.53
25

1.35 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2013	1.05	1.15	6,548,971.71
	2014	1.15	1.21	7,681,427.53
	2015	1.21	1.20	8,295,172.71
	2016	1.20	1.22	7,685,068.40
	2017	1.22	1.41	7,011,421.68
	2018	1.41	1.29	7,028,778.90
	2019	1.29	1.49	6,308,075.74
JPMorgan Global Active Allocation Investment Division (Class B) (formerly Allianz Global Investors Dynamic Multi-Asset Plus investment Division (Class B)) (4/28/2014)	2014	0.99	1.04	137,400.36
	2015	1.04	1.01	676,517.47
	2016	1.01	1.02	583,135.73
	2017	1.02	1.16	608,961.88
	2018	1.16	1.13	0.00
JPMorgan Small Cap Value Investment Division (Class B) (10/7/2011)	2011	11.74	13.03	23,700.49
	2012	13.03	14.83	25,562.96
	2013	14.83	19.45	21,848.72
	2014	19.45	20.03	27,233.04
	2015	20.03	18.29	29,410.04
	2016	18.29	23.55	36,912.28
	2017	23.55	24.00	34,182.48
	2018	24.00	20.39	31,267.28
	2019	20.39	23.96	28,844.51
Loomis Sayles Global Allocation Investment Division (Class B) (formerly Loomis Sayles Global Markets Investment Division (Class B)) (4/29/2019)	2011	12.03	12.70	54,405.50
	2012	12.70	14.65	60,020.73
	2013	14.65	16.93	126,849.29
	2014	16.93	17.29	113,926.95
	2015	17.29	17.26	111,570.05
	2016	17.26	17.85	98,857.15
	2017	17.85	21.65	92,701.70
	2018	21.65	20.21	88,175.42
	2019	20.21	25.43	70,642.53
Loomis Sayles Global Allocation Investment Division (Class B) (formerly Loomis Sayles Global Markets Investment Division (Class B) (formerly Met/Franklin Income Investment Division (Class B))) (4/28/2008)	2010	10.45	11.11	45,208.76
	2011	11.11	11.20	77,002.11
	2012	11.20	12.43	101,112.78
	2013	12.43	12.97	0.00
Loomis Sayles Growth Investment Division (Class B) (formerly ClearBridge Aggressive Growth Investment Division (Class B)) (10/7/2011)	2011	7.12	7.73	114,121.94
	2012	7.73	9.04	124,366.49
	2013	9.04	12.99	150,366.16
	2014	12.99	15.23	547,261.68
	2015	15.23	14.42	554,022.96
	2016	14.42	14.61	534,830.11
	2017	14.61	17.07	476,735.72
	2018	17.07	15.65	413,143.91
	2019	15.65	19.08	352,815.23
Loomis Sayles Growth Investment Division (Class B) (formerly ClearBridge Aggressive Growth II Investment Division (Class B)) (10/7/2011)	2011	138.77	143.89	30,783.56
	2012	143.89	173.91	30,120.49
	2013	173.91	220.97	26,947.54
	2014	220.97	230.13	0.00
Loomis Sayles Small Cap Core Investment Division (Class B) (10/7/2011)	2011	31.70	35.67	24,581.11
	2012	35.67	40.21	26,722.38
	2013	40.21	55.81	23,846.43
	2014	55.81	56.99	26,324.35
	2015	56.99	55.25	27,619.48
	2016	55.25	64.85	25,487.69
	2017	64.85	73.55	22,509.49
	2018	73.55	64.37	22,257.19
	2019	64.37	79.52	19,603.94
MetLife Aggregate Bond Index Investment Division (Class B) (10/7/2011)	2011	16.33	16.53	624,973.55
	2012	16.53	16.90	687,266.75
	2013	16.90	16.25	750,682.91
	2014	16.25	16.91	779,866.02
	2015	16.91	16.70	748,202.63
	2016	16.70	16.83	761,967.51
	2017	16.83	17.09	757,337.04
	2018	17.09	16.79	666,939.16
	2019	16.79	17.94	569,090.43
MetLife Mid Cap Stock Index Investment Division (Class B) (10/7/2011)	2011	15.35	16.88	129,360.48
	2012	16.88	19.54	135,393.62
	2013	19.54	25.60	131,037.27
26

1.35 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2014	25.60	27.59	133,067.26
	2015	27.59	26.51	138,797.12
	2016	26.51	31.42	129,507.80
	2017	31.42	35.84	119,554.00
	2018	35.84	31.29	104,035.07
	2019	31.29	38.77	88,112.78
MetLife MSCI EAFE® Index Investment Division (Class B) (10/7/2011)	2011	10.98	11.10	279,685.96
	2012	11.10	12.93	289,482.00
	2013	12.93	15.50	258,581.69
	2014	15.50	14.33	274,703.89
	2015	14.33	13.96	274,608.38
	2016	13.96	13.91	284,240.00
	2017	13.91	17.10	246,899.51
	2018	17.10	14.50	215,876.31
	2019	14.50	17.39	197,729.39
MetLife Multi-Index Targeted Risk Investment Division (Class B) (11/12/2012)	2012	0.98	1.01	70,593.47
	2013	1.01	1.12	2,935,952.74
	2014	1.12	1.21	7,249,284.29
	2015	1.21	1.18	11,182,752.27
	2016	1.18	1.22	10,935,905.00
	2017	1.22	1.39	9,986,993.44
	2018	1.39	1.27	9,328,745.44
	2019	1.27	1.53	7,098,567.08
MetLife Russell 2000® Index Investment Division (Class B) (10/7/2011)	2011	15.18	17.13	63,220.27
	2012	17.13	19.61	68,575.61
	2013	19.61	26.74	64,937.25
	2014	26.74	27.64	61,477.58
	2015	27.64	26.04	64,709.23
	2016	26.04	31.08	60,983.55
	2017	31.08	35.08	55,430.54
	2018	35.08	30.74	48,848.44
	2019	30.74	38.00	44,607.82
MetLife Stock Index Investment Division (Class B) (10/7/2011)	2011	35.87	39.07	268,726.58
	2012	39.07	44.49	263,680.43
	2013	44.49	57.81	236,194.61
	2014	57.81	64.51	220,248.55
	2015	64.51	64.22	209,239.36
	2016	64.22	70.57	198,538.27
	2017	70.57	84.42	183,840.25
	2018	84.42	79.25	145,390.26
	2019	79.25	102.28	113,480.47
MFS® Research International Investment Division (Class B) (10/7/2011)	2011	12.65	12.84	89,309.20
	2012	12.84	14.78	89,427.86
	2013	14.78	17.39	85,675.62
	2014	17.39	15.97	100,121.35
	2015	15.97	15.47	108,526.63
	2016	15.47	15.13	120,387.89
	2017	15.13	19.14	101,418.68
	2018	19.14	16.24	95,819.41
	2019	16.24	20.55	73,727.67
MFS® Total Return Investment Division (Class B) (10/7/2011)	2011	42.83	45.32	19,864.37
	2012	45.32	49.76	23,721.16
	2013	49.76	58.28	22,722.25
	2014	58.28	62.31	22,648.37
	2015	62.31	61.22	23,784.46
	2016	61.22	65.79	24,584.06
	2017	65.79	72.81	22,299.19
	2018	72.81	67.66	18,055.31
	2019	67.66	80.15	16,863.13
MFS® Value Investment Division (Class B) (10/7/2011)	2011	10.89	11.88	86,797.73
	2012	11.88	13.64	89,917.61
	2013	13.64	18.22	214,582.97
	2014	18.22	19.87	207,099.44
	2015	19.87	19.54	197,406.32
	2016	19.54	21.99	186,739.90
	2017	21.99	25.51	156,008.68
	2018	25.51	22.59	223,431.60
	2019	22.59	28.94	183,407.64
MFS® Value Investment Division (Class B) (formerly BlackRock Large Cap Value Investment Division (Class B)) (10/7/2011)	2011	10.12	11.16	116,109.80
	2012	11.16	12.55	123,733.52
	2013	12.55	16.31	113,765.89
	2014	16.31	17.65	118,175.53
	2015	17.65	16.34	122,088.84
27

1.35 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2016	16.34	19.04	115,019.52
	2017	19.04	20.16	108,318.08
	2018	20.16	19.45	0.00
Morgan Stanley Discovery Investment Division (Class B) (formerly Morgan Stanley Mid Cap Growth Investment Division (Class B)) (4/29/2019)	2011	13.61	13.82	42,329.04
	2012	13.82	14.90	44,659.56
	2013	14.90	20.44	37,202.20
	2014	20.44	20.37	33,645.26
	2015	20.37	19.09	33,334.51
	2016	19.09	17.24	35,727.59
	2017	17.24	23.80	37,401.73
	2018	23.80	25.86	34,897.26
	2019	25.86	35.75	32,436.86
Neuberger Berman Genesis Investment Division (Class B) (10/7/2011)	2011	15.50	17.09	7,179.09
	2012	17.09	18.50	10,055.04
	2013	18.50	25.23	29,332.80
	2014	25.23	24.82	30,314.30
	2015	24.82	24.58	28,856.89
	2016	24.58	28.71	30,092.42
	2017	28.71	32.71	28,404.87
	2018	32.71	30.02	27,217.09
	2019	30.02	38.32	22,974.98
Neuberger Berman Genesis Investment Division (Class B) (formerly MLA Mid Cap Investment Division (Class B)) (10/7/2011)	2011	13.40	14.63	26,447.93
	2012	14.63	15.20	27,589.52
	2013	15.20	16.48	0.00
PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014)	2014	0.99	1.03	98,829.01
	2015	1.03	0.96	291,351.18
	2016	0.96	1.05	1,009,945.80
	2017	1.05	1.17	1,066,395.49
	2018	1.17	1.07	1,019,931.23
	2019	1.07	1.29	663,117.12
PIMCO Inflation Protected Bond Investment Division (Class B) (10/7/2011)	2011	14.87	15.16	591,119.67
	2012	15.16	16.32	620,731.01
	2013	16.32	14.61	608,119.67
	2014	14.61	14.83	558,516.04
	2015	14.83	14.18	536,506.36
	2016	14.18	14.68	493,607.22
	2017	14.68	14.99	497,031.99
	2018	14.99	14.43	439,296.59
	2019	14.43	15.41	391,249.23
PIMCO Total Return Investment Division (Class B) (10/7/2011)	2011	16.38	16.75	769,647.90
	2012	16.75	18.06	845,199.99
	2013	18.06	17.48	918,726.14
	2014	17.48	17.97	841,898.54
	2015	17.97	17.72	819,208.44
	2016	17.72	17.94	828,587.40
	2017	17.94	18.50	827,133.10
	2018	18.50	18.21	722,631.34
	2019	18.21	19.49	631,221.37
Schroders Global Multi-Asset Investment Division (Class B) (4/30/2012)	2012	1.01	1.06	1,357,517.74
	2013	1.06	1.16	4,953,208.49
	2014	1.16	1.23	5,976,973.46
	2015	1.23	1.20	6,024,445.02
	2016	1.20	1.25	5,973,044.62
	2017	1.25	1.41	5,640,759.27
	2018	1.41	1.26	6,648,914.30
	2019	1.26	1.51	6,012,905.44
Schroders Global Multi-Asset Investment Division (Class B) (formerly Pyramis® Managed Risk Investment Division (Class B)) (4/29/2013)	2013	10.21	10.75	69,071.59
	2014	10.75	11.52	112,883.42
	2015	11.52	11.23	240,582.93
	2016	11.23	11.58	201,071.96
	2017	11.58	13.31	236,408.78
	2018	13.31	12.73	0.00
SSGA Growth and Income ETF Investment Division (Class B) (10/7/2011)	2011	11.04	11.67	1,292,160.03
	2012	11.67	13.00	1,325,412.37
	2013	13.00	14.48	1,290,443.73
	2014	14.48	15.12	1,241,487.10
	2015	15.12	14.62	1,179,700.16
	2016	14.62	15.26	1,101,537.76
	2017	15.26	17.45	1,018,408.11
	2018	17.45	16.09	881,848.11
	2019	16.09	18.99	808,213.20
SSGA Growth ETF Investment Division (Class B) (10/7/2011))	2011	10.25	10.90	240,863.95
28

1.35 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2012	10.90	12.37	195,538.71
	2013	12.37	14.41	196,038.85
	2014	14.41	14.98	165,849.88
	2015	14.98	14.44	149,705.86
	2016	14.44	15.22	131,678.92
	2017	15.22	17.97	109,034.68
	2018	17.97	16.18	95,856.70
	2019	16.18	19.54	67,241.30
T. Rowe Price Large Cap Growth Investment Division (Class B)	2013	17.54	22.15	66,096.57
	2014	22.15	23.79	87,878.62
	2015	23.79	25.94	98,813.21
	2016	25.94	25.98	111,872.24
	2017	25.98	34.21	107,363.82
	2018	34.21	33.36	101,899.88
	2019	33.36	42.99	87,464.65
T. Rowe Price Large Cap Growth Investment Division (Class B) (formerly RCM Technology Investment Division (Class B)) (10/7/2011)	2011	6.14	6.18	131,758.98
	2012	6.18	6.83	147,780.33
	2013	6.83	7.15	0.00
T. Rowe Price Mid Cap Growth Investment Division (Class B) (10/7/2011)	2011	9.52	10.22	299,055.09
	2012	10.22	11.46	317,542.87
	2013	11.46	15.44	304,391.38
	2014	15.44	17.18	308,232.81
	2015	17.18	18.08	297,511.40
	2016	18.08	18.95	288,284.20
	2017	18.95	23.32	257,985.08
	2018	23.32	22.51	234,851.19
	2019	22.51	29.10	189,649.69
T. Rowe Price Small Cap Growth Investment Division (Class B) (10/7/2011)	2011	16.37	18.27	51,256.32
	2012	18.27	20.89	56,117.63
	2013	20.89	29.72	64,501.27
	2014	29.72	31.27	71,529.88
	2015	31.27	31.61	77,074.75
	2016	31.61	34.77	79,197.54
	2017	34.77	42.03	67,819.87
	2018	42.03	38.65	60,563.11
	2019	38.65	50.66	54,037.59
VanEck Global Natural Resources Investment Division (Class B) (10/7/2011)	2011	14.82	15.48	72,618.13
	2012	15.48	15.66	83,318.95
	2013	15.66	17.12	81,662.54
	2014	17.12	13.71	92,060.18
	2015	13.71	9.09	128,126.45
	2016	9.09	12.90	94,269.85
	2017	12.90	12.63	102,235.59
	2018	12.63	8.86	102,735.62
	2019	8.86	9.82	104,726.63
Victory Sycamore Mid Cap Value Investment Division (Class B)	2012	25.49	26.21	90,739.87
	2013	26.21	33.70	77,323.83
	2014	33.70	36.46	75,542.35
	2015	36.46	32.74	77,262.68
	2016	32.74	37.31	77,106.26
	2017	37.31	40.30	64,649.01
	2018	40.30	35.72	56,971.69
	2019	35.72	45.45	48,274.09
Victory Sycamore Mid Cap Value Investment Division (Class B) (formerly Neuberger Berman Mid Cap Value Investment Division (Class B)) (10/07/2011)	2011	20.88	23.16	88,624.27
	2012	23.16	25.62	0.00
Western Asset Management Government Income Investment Division (Class B) (formerly Fidelity Institutional Asset Management® Government Income Portfolio (Class B)) (4/30/2012)	2012	10.77	10.94	722,195.98
	2013	10.94	10.31	745,020.36
	2014	10.31	10.94	712,883.49
	2015	10.94	10.84	681,605.74
	2016	10.84	10.83	683,405.55
	2017	10.83	10.97	616,929.57
	2018	10.97	10.81	517,682.76
	2019	10.81	11.47	507,451.57
Western Asset Management Strategic Bond Opportunities Investment Division (Class B)	2016	30.31	31.45	103,939.37
	2017	31.45	33.49	105,394.39
	2018	33.49	31.71	103,194.02
	2019	31.71	35.74	99,563.82
29

1.35 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
Western Asset Management Strategic Bond Opportunities Investment Division (Class B) (formerly Lord Abbett Bond Debenture Investment Division (Class B)) (10/7/2011)	2011	22.74	24.08	66,023.15
	2012	24.08	26.83	80,608.52
	2013	26.83	28.58	98,257.50
	2014	28.58	29.56	107,730.12
	2015	29.56	28.53	112,375.82
	2016	28.53	29.40	0.00
Western Asset Management Strategic Bond Opportunities Investment Division (Class E)	2016	30.93	32.12	113,916.24
	2017	32.12	34.22	109,432.84
	2018	34.22	32.44	101,608.14
	2019	32.44	36.58	91,228.10
Western Asset Management Strategic Bond Opportunities Investment Division (Class E) (formerly Pioneer Strategic Income Investment Division (Class E)) (10/7/2011)	2011	25.08	25.71	45,485.11
	2012	25.71	28.27	53,224.70
	2013	28.27	28.29	52,567.48
	2014	28.29	29.15	62,131.63
	2015	29.15	28.34	56,200.35
	2016	28.34	29.05	0.00
Western Asset Management U.S. Government Investment Division (Class B) (10/7/2011)	2011	18.08	18.19	183,151.82
	2012	18.19	18.49	172,589.92
	2013	18.49	18.08	119,247.69
	2014	18.08	18.29	126,457.93
	2015	18.29	18.10	114,523.18
	2016	18.10	18.04	128,484.99
	2017	18.04	18.10	115,713.40
	2018	18.10	17.98	102,064.85
	2019	17.98	18.76	85,502.10

	At 1.60 Separate Account Charge:
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
American Funds Global Small Capitalization Investment Division (Class 2) (10/7/2011)	2011	23.39	24.12	132,698.77
	2012	24.12	28.05	132,130.23
	2013	28.05	35.41	124,519.21
	2014	35.41	35.59	122,329.46
	2015	35.59	35.12	117,616.19
	2016	35.12	35.29	117,699.49
	2017	35.29	43.72	100,353.91
	2018	43.72	38.48	90,732.00
	2019	38.48	49.81	69,252.05
American Funds Growth-Income Investment Division (Class 2) (10/7/2011)	2011	89.50	95.77	36,229.64
	2012	95.77	110.71	37,762.23
	2013	110.71	145.46	35,331.39
	2014	145.46	158.38	33,233.12
	2015	158.38	158.13	33,043.91
	2016	158.13	173.55	33,607.57
	2017	173.55	209.03	29,506.25
	2018	209.03	202.02	24,301.09
	2019	202.02	250.78	20,325.03

1.40 Separate Account Charge
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
AB Global Dynamic Allocation Investment Division (Class B) (10/7/2011)	2011	9.43	9.73	173.34
	2012	9.73	10.56	13,335.28
	2013	10.56	11.58	36,373.07
	2014	11.58	12.26	36,876.05
	2015	12.26	12.16	45,666.16
	2016	12.16	12.42	44,592.61
	2017	12.42	13.91	41,581.51
30

1.40 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2018	13.91	12.76	36,752.93
	2019	12.76	14.86	34,000.85
American Funds® Balanced Allocation Investment Division (Class C) (10/7/2011)	2011	9.15	9.54	304,131.75
	2012	9.54	10.68	306,775.76
	2013	10.68	12.48	311,488.59
	2014	12.48	13.06	299,227.45
	2015	13.06	12.78	260,559.05
	2016	12.78	13.59	268,675.91
	2017	13.59	15.66	254,212.58
	2018	15.66	14.78	226,171.41
	2019	14.78	17.42	203,641.23
American Funds® Growth Allocation Investment Division (Class C) (10/7/2011)	2011	8.38	8.83	14,120.95
	2012	8.83	10.12	14,244.66
	2013	10.12	12.48	12,329.96
	2014	12.48	13.10	12,214.96
	2015	13.10	12.82	12,207.09
	2016	12.82	13.77	12,198.40
	2017	13.77	16.48	19,890.84
	2018	16.48	15.31	13,141.48
	2019	15.31	18.67	11,716.44
American Funds® Growth Investment Division (Class C) (10/7/2011)	2011	8.16	8.65	151,751.98
	2012	8.65	10.02	143,567.59
	2013	10.02	12.82	112,965.31
	2014	12.82	13.68	106,978.36
	2015	13.68	14.37	108,626.30
	2016	14.37	15.46	101,010.69
	2017	15.46	19.50	92,017.93
	2018	19.50	19.13	78,348.33
	2019	19.13	24.59	72,466.81
American Funds® Moderate Allocation Investment Division (Class C) (10/7/2011)	2011	9.66	10.01	348,617.80
	2012	10.01	10.94	309,816.32
	2013	10.94	12.25	294,567.59
	2014	12.25	12.81	283,982.73
	2015	12.81	12.54	276,257.73
	2016	12.54	13.24	255,170.32
	2017	13.24	14.74	239,178.13
	2018	14.74	14.04	211,509.37
	2019	14.04	16.08	203,351.16
AQR Global Risk Balanced Investment Division (Class B) (10/7/2011)	2011	10.20	10.60	161.29
	2012	10.60	11.56	50,028.71
	2013	11.56	11.01	48,611.89
	2014	11.01	11.29	46,215.88
	2015	11.29	10.07	40,283.47
	2016	10.07	10.82	37,988.88
	2017	10.82	11.71	41,495.05
	2018	11.71	10.82	37,812.12
	2019	10.82	12.79	35,658.38
Baillie Gifford International Stock Investment Division (Class B) (10/7/2011)	2011	10.66	10.68	5,054.19
	2012	10.68	12.57	2,710.61
	2013	12.57	14.27	2,059.52
	2014	14.27	13.60	2,094.61
	2015	13.60	13.12	1,988.12
	2016	13.12	13.59	1,680.50
	2017	13.59	18.08	1,413.11
	2018	18.08	14.76	2,139.44
	2019	14.76	19.28	1,657.00
BlackRock Bond Income Investment Division (Class B) (10/7/2011)	2011	54.53	55.42	14,578.22
	2012	55.42	58.63	12,631.31
	2013	58.63	57.23	15,549.34
	2014	57.23	60.28	15,948.05
	2015	60.28	59.64	16,671.26
	2016	59.64	60.50	15,760.26
	2017	60.50	61.95	13,859.06
	2018	61.95	60.71	12,374.51
	2019	60.71	65.59	11,516.37
BlackRock Capital Appreciation Investment Division (Class B) (10/7/2011)	2011	27.29	28.38	21,415.40
	2012	28.38	31.92	20,628.34
	2013	31.92	42.15	18,931.18
	2014	42.15	45.16	17,165.66
	2015	45.16	47.21	15,793.61
	2016	47.21	46.48	14,874.57
	2017	46.48	61.23	11,274.32
31

1.40 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2018	61.23	61.68	9,813.76
	2019	61.68	80.61	9,209.05
BlackRock Global Tactical Strategies Investment Division (Class B) (10/7/2011)	2011	9.27	9.56	195.75
	2012	9.56	10.29	19,809.18
	2013	10.29	11.20	37,552.84
	2014	11.20	11.69	43,798.13
	2015	11.69	11.52	60,901.78
	2016	11.52	11.86	45,308.30
	2017	11.86	13.25	41,205.15
	2018	13.25	12.13	39,349.31
	2019	12.13	14.43	36,841.53
BlackRock Ultra-Short Term Bond Investment Division (Class B) (10/7/2011)	2011	22.94	22.87	0.00
	2012	22.87	22.55	0.00
	2013	22.55	22.24	0.00
	2014	22.24	21.93	0.00
	2015	21.93	21.62	0.00
	2016	21.62	21.34	0.00
	2017	21.34	21.18	0.00
	2018	21.18	21.21	0.00
	2019	21.21	21.31	0.00
Brighthouse Asset Allocation 100 Investment Division (Class B) (10/7/2011)	2011	9.82	10.41	757.11
	2012	10.41	11.98	755.80
	2013	11.98	15.31	754.61
	2014	15.31	15.86	753.61
	2015	15.86	15.33	752.69
	2016	15.33	16.47	751.67
	2017	16.47	19.97	751.67
	2018	19.97	17.71	750.06
	2019	17.71	22.26	749.30
Brighthouse Asset Allocation 20 Investment Division (Class B) (10/7/2011)	2011	12.22	12.52	169,412.39
	2012	12.52	13.48	186,299.18
	2013	13.48	13.87	159,730.64
	2014	13.87	14.28	154,685.37
	2015	14.28	14.00	140,499.09
	2016	14.00	14.43	136,056.22
	2017	14.43	15.22	130,916.03
	2018	15.22	14.62	147,496.89
	2019	14.62	16.11	120,694.76
Brighthouse Asset Allocation 40 Investment Division (Class B) (10/7/2011)	2011	11.71	12.11	261,191.92
	2012	12.11	13.31	273,111.43
	2013	13.31	14.56	257,108.63
	2014	14.56	15.07	254,770.09
	2015	15.07	14.70	221,333.56
	2016	14.70	15.38	209,180.01
	2017	15.38	16.78	191,076.40
	2018	16.78	15.82	196,988.09
	2019	15.82	18.03	177,460.57
Brighthouse Asset Allocation 60 Investment Division (Class B) (10/7/2011)	2011	11.14	11.62	1,333,340.76
	2012	11.62	12.97	1,361,807.32
	2013	12.97	15.10	1,302,410.08
	2014	15.10	15.64	1,243,964.93
	2015	15.64	15.22	1,209,424.28
	2016	15.22	16.08	1,147,596.15
	2017	16.08	18.19	1,011,320.97
	2018	18.19	16.84	886,207.16
	2019	16.84	19.83	824,634.11
Brighthouse Asset Allocation 80 Investment Division (Class A) (formerly MetLife Growth Strategy Investment Division (Class B)) (4/29/2013)	2013	11.62	13.25	925.79
	2014	13.25	13.20	0.00
Brighthouse Asset Allocation 80 Investment Division (Class B) (10/7/2011)	2011	10.49	11.06	28,659.10
	2012	11.06	12.58	32,192.15
	2013	12.58	15.43	46,215.72
	2014	15.43	16.01	52,194.13
	2015	16.01	15.52	50,119.28
	2016	15.52	16.55	27,133.92
	2017	16.55	19.44	26,834.83
	2018	19.44	17.62	47,841.71
	2019	17.62	21.50	46,462.55
Brighthouse Asset Allocation 80 Investment Division (formerly Met/Franklin Templeton Founding Strategy Investment Division (Class B)) (4/28/2008)	2011	8.78	9.37	4,839.80
	2012	9.37	10.73	2,194.07
	2013	10.73	11.55	0.00
Brighthouse Balanced Plus Investment Division (Class B) (10/7/2011)	2011	9.19	9.38	174.60
	2012	9.38	10.46	17,118.53
32

1.40 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2013	10.46	11.80	43,164.61
	2014	11.80	12.76	77,170.13
	2015	12.76	12.06	106,305.54
	2016	12.06	12.89	98,531.65
	2017	12.89	15.04	96,460.02
	2018	15.04	13.74	105,777.59
	2019	13.74	16.74	102,228.33
Brighthouse/Aberdeen Emerging Markets Equity Investment Division (Class B) (10/7/2011)	2011	9.78	10.08	24,822.94
	2012	10.08	11.81	17,715.23
	2013	11.81	11.07	18,386.69
	2014	11.07	10.20	18,660.21
	2015	10.20	8.67	20,243.30
	2016	8.67	9.53	18,270.31
	2017	9.53	12.07	16,527.91
	2018	12.07	10.21	17,129.55
	2019	10.21	12.16	16,365.29
Brighthouse/Artisan Mid Cap Value Investment Division (Class B) (10/7/2011)	2011	28.62	31.50	4,615.25
	2012	31.50	34.65	4,763.25
	2013	34.65	46.65	3,470.50
	2014	46.65	46.77	3,812.65
	2015	46.77	41.66	3,372.64
	2016	41.66	50.39	3,107.69
	2017	50.39	55.92	3,092.61
	2018	55.92	47.74	3,276.03
	2019	47.74	58.11	2,989.12
Brighthouse/Dimensional International Small Company Investment Division (Class B) (10/7/2011)	2011	14.22	14.24	1,359.73
	2012	14.24	16.55	1,393.82
	2013	16.55	20.83	2,591.35
	2014	20.83	19.16	1,167.07
	2015	19.16	19.98	1,023.87
	2016	19.98	20.85	795.85
	2017	20.85	26.83	1,522.77
	2018	26.83	21.01	7,553.60
	2019	21.01	25.49	7,878.90
Brighthouse/Eaton Vance Floating Rate Investment Division (Class B) (10/7/2011)	2011	10.00	10.28	5,193.73
	2012	10.28	10.88	5,089.56
	2013	10.88	11.14	8,358.22
	2014	11.14	11.06	8,156.79
	2015	11.06	10.82	6,713.08
	2016	10.82	11.66	6,509.97
	2017	11.66	11.92	5,966.71
	2018	11.92	11.79	5,580.19
	2019	11.79	12.44	2,428.89
Brighthouse/Franklin Low Duration Total Return Investment Division (Class B) (10/7/2011)	2011	9.71	9.76	396.19
	2012	9.76	10.05	1,276.68
	2013	10.05	10.02	18,184.23
	2014	10.02	9.99	26,209.10
	2015	9.99	9.79	11,887.46
	2016	9.79	9.96	13,190.68
	2017	9.96	9.95	13,031.45
	2018	9.95	9.85	14,470.20
	2019	9.85	10.17	9,783.01
Brighthouse/Templeton International Bond Investment Division (Class B) (10/7/2011)	2011	11.94	11.99	6,900.17
	2012	11.99	13.51	6,875.23
	2013	13.51	13.46	7,157.54
	2014	13.46	13.42	7,114.92
	2015	13.42	12.69	7,221.96
	2016	12.69	12.62	6,571.57
	2017	12.62	12.46	6,564.34
	2018	12.46	12.41	5,988.04
	2019	12.41	12.38	1,907.58
Brighthouse/Wellington Core Equity Opportunities Investment Division (Class B) (10/7/2011)	2011	28.46	31.14	20,100.64
	2012	31.14	34.58	19,690.04
	2013	34.58	45.48	17,883.08
	2014	45.48	49.49	17,026.43
	2015	49.49	49.85	15,449.70
	2016	49.85	52.62	14,561.55
	2017	52.62	61.66	13,405.36
33

1.40 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2018	61.66	60.58	12,285.70
	2019	60.58	78.05	9,861.26
Brighthouse/Wellington Large Cap Research Investment Division (Class B) (10/7/2011)	2011	8.58	9.27	26,110.47
	2012	9.27	10.36	23,346.66
	2013	10.36	13.71	26,500.55
	2014	13.71	15.34	24,434.06
	2015	15.34	15.79	22,688.16
	2016	15.79	16.85	21,490.37
	2017	16.85	20.24	19,493.84
	2018	20.24	18.68	17,807.80
	2019	18.68	24.26	15,817.83
Clarion Global Real Estate Investment Division (Class B) (10/7/2011)	2011	12.44	13.27	13,586.18
	2012	13.27	16.49	11,119.42
	2013	16.49	16.84	11,826.74
	2014	16.84	18.81	11,263.58
	2015	18.81	18.29	14,231.73
	2016	18.29	18.19	14,468.36
	2017	18.19	19.86	14,534.53
	2018	19.86	17.89	10,784.05
	2019	17.89	22.02	7,934.21
Frontier Mid Cap Growth Investment Division (Class B) (10/7/2011)	2011	39.90	42.84	6,884.44
	2012	42.84	46.76	6,178.78
	2013	46.76	61.07	5,319.17
	2014	61.07	66.77	5,375.35
	2015	66.77	67.55	4,499.36
	2016	67.55	70.05	4,378.15
	2017	70.05	86.31	3,927.02
	2018	86.31	80.08	3,757.77
	2019	80.08	104.90	3,362.69
Harris Oakmark International Investment Division (Class B) (10/7/2011)	2011	16.83	16.86	46,883.06
	2012	16.86	21.49	42,066.07
	2013	21.49	27.66	42,859.63
	2014	27.66	25.69	43,618.22
	2015	25.69	24.19	44,647.35
	2016	24.19	25.80	46,683.73
	2017	25.80	33.19	40,768.53
	2018	33.19	24.88	40,028.43
	2019	24.88	30.55	34,555.74
Invesco Balanced-Risk Allocation Investment Division (Class B) (4/30/2012)	2012	1.01	1.04	267,341.06
	2013	1.04	1.05	322,571.67
	2014	1.05	1.09	310,915.02
	2015	1.09	1.03	307,987.05
	2016	1.03	1.14	384,876.61
	2017	1.14	1.23	411,556.48
	2018	1.23	1.14	202,817.32
	2019	1.14	1.29	193,509.38
Invesco Global Equity Investment Division (Class B) (formerly Oppenheimer Global Equity Investment Division (Class B) (10/7/2011))	2011	16.35	16.87	13,360.53
	2012	16.87	20.16	11,004.61
	2013	20.16	25.27	10,364.42
	2014	25.27	25.45	11,895.83
	2015	25.45	26.09	11,184.81
	2016	26.09	25.78	11,490.43
	2017	25.78	34.77	9,565.98
	2018	34.77	29.77	9,919.45
	2019	29.77	38.63	7,811.40
Invesco Global Equity Investment Division (Class B) (formerly Oppenheimer Global Equity Investment Division (Class B) and before that Met/Templeton Growth Investment Division (Class B)) (10/7/2011)	2011	8.00	8.37	2,333.68
	2012	8.37	10.09	2,171.83
	2013	10.09	10.72	0.00
Invesco Small Cap Growth Investment Division (Class B) (10/7/2011)	2011	14.26	15.51	1,982.54
	2012	15.51	18.08	2,975.03
	2013	18.08	24.99	2,524.23
	2014	24.99	26.60	2,678.36
	2015	26.60	25.78	2,503.49
	2016	25.78	28.33	2,406.59
	2017	28.33	35.01	2,420.34
	2018	35.01	31.40	1,578.75
	2019	31.40	38.52	1,569.55
Jennison Growth Investment Division (Class B) (10/7/2011)	2011	11.69	12.17	24,210.48
	2012	12.17	13.86	46,965.18
	2013	13.86	18.69	38,934.05
	2014	18.69	20.04	36,052.46
34

1.40 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2015	20.04	21.85	33,819.20
	2016	21.85	21.52	35,661.45
	2017	21.52	29.07	27,120.84
	2018	29.07	28.70	32,509.90
	2019	28.70	37.49	30,480.55
Jennison Growth Investment Division (Class B) (formerly Oppenheimer Capital Appreciation Investment Division (Class B)) (10/7/2011)	2011	7.67	8.17	24,142.86
	2012	8.17	9.20	0.00
JPMorgan Core Bond Investment Division (Class B) (4/29/2013)	2013	11.23	10.68	32,322.14
	2014	10.68	11.07	30,872.16
	2015	11.07	10.97	30,891.28
	2016	10.97	11.06	30,360.86
	2017	11.06	11.26	33,006.06
	2018	11.26	11.11	32,942.22
	2019	11.11	11.85	31,429.16
JPMorgan Core Bond Investment Division (Class B) (formerly American Funds® Bond Investment Division (Class C)) (10/7/2011)	2011	10.66	10.80	43,706.46
	2012	10.80	11.17	40,507.02
	2013	11.17	11.14	0.00
JPMorgan Global Active Allocation Investment Division (Class B) (4/30/2012)	2012	1.01	1.05	33,742.22
	2013	1.05	1.14	202,407.70
	2014	1.14	1.21	390,165.01
	2015	1.21	1.20	414,206.32
	2016	1.20	1.22	370,688.68
	2017	1.22	1.40	348,714.29
	2018	1.40	1.28	395,445.56
	2019	1.28	1.48	385,934.30
JPMorgan Global Active Allocation Investment Division (Class B) (formerly Allianz Global Investors Dynamic Multi-Asset Plus investment Division (Class B)) (4/28/2014)	2014	0.99	1.04	116,184.88
	2015	1.04	1.01	29,312.23
	2016	1.01	1.02	16,931.65
	2017	1.02	1.16	15,964.30
	2018	1.16	1.13	0.00
JPMorgan Small Cap Value Investment Division (Class B) (10/7/2011)	2011	11.70	12.99	3,971.72
	2012	12.99	14.77	5,701.52
	2013	14.77	19.36	5,465.75
	2014	19.36	19.93	6,603.27
	2015	19.93	18.19	5,612.76
	2016	18.19	23.41	5,199.00
	2017	23.41	23.85	4,985.82
	2018	23.85	20.25	4,980.52
	2019	20.25	23.79	5,361.84
Loomis Sayles Global Allocation Investment Division (Class B) (formerly Loomis Sayles Global Markets Investment Division (Class B)) (4/29/2019)	2011	12.00	12.67	15,970.54
	2012	12.67	14.61	13,353.95
	2013	14.61	16.87	18,716.72
	2014	16.87	17.21	18,246.58
	2015	17.21	17.18	17,471.05
	2016	17.18	17.75	18,366.71
	2017	17.75	21.53	15,901.73
	2018	21.53	20.08	14,751.10
	2019	20.08	25.26	8,799.32
Loomis Sayles Global Allocation Investment Division (Class B) (formerly Loomis Sayles Global Markets Investment Division (Class B) (formerly Met/Franklin Income Investment Division (Class B))) (4/28/2008)	2010	10.44	11.10	4,205.28
	2011	11.10	11.18	11,070.14
	2012	11.18	12.40	8,075.48
	2013	12.40	12.94	0.00
Loomis Sayles Growth Investment Division (Class B) (formerly ClearBridge Aggressive Growth Investment Division (Class B)) (10/7/2011)	2011	7.09	7.69	27,927.13
	2012	7.69	8.99	28,265.68
	2013	8.99	12.90	30,366.32
	2014	12.90	15.13	107,350.07
	2015	15.13	14.32	109,724.80
	2016	14.32	14.49	101,110.21
	2017	14.49	16.93	93,103.73
	2018	16.93	15.51	84,567.14
	2019	15.51	18.90	81,033.80
Loomis Sayles Growth Investment Division (Class B) (formerly ClearBridge Aggressive Growth II Investment Division (Class B)) (10/7/2011)	2011	136.73	141.76	7,164.15
	2012	141.76	171.25	5,898.17
	2013	171.25	217.48	5,546.97
	2014	217.48	226.47	0.00
35

1.40 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
Loomis Sayles Small Cap Core Investment Division (Class B) (10/7/2011)	2011	31.42	35.36	7,805.84
	2012	35.36	39.84	7,776.80
	2013	39.84	55.27	5,425.94
	2014	55.27	56.41	5,309.25
	2015	56.41	54.65	5,224.13
	2016	54.65	64.12	4,981.54
	2017	64.12	72.69	4,985.69
	2018	72.69	63.58	4,859.00
	2019	63.58	78.51	4,283.45
MetLife Aggregate Bond Index Investment Division (Class B) (10/7/2011)	2011	16.23	16.42	177,373.38
	2012	16.42	16.78	191,560.95
	2013	16.78	16.13	199,277.11
	2014	16.13	16.77	185,014.81
	2015	16.77	16.55	175,216.27
	2016	16.55	16.67	169,762.41
	2017	16.67	16.93	165,162.74
	2018	16.93	16.62	154,720.71
	2019	16.62	17.75	141,571.86
MetLife Mid Cap Stock Index Investment Division (Class B) (10/7/2011)	2011	15.26	16.78	34,474.81
	2012	16.78	19.41	36,542.52
	2013	19.41	25.43	34,093.59
	2014	25.43	27.39	37,211.20
	2015	27.39	26.30	38,146.96
	2016	26.30	31.16	30,003.75
	2017	31.16	35.53	27,706.54
	2018	35.53	31.00	26,309.37
	2019	31.00	38.39	24,481.02
MetLife MSCI EAFE® Index Investment Division (Class B) (10/7/2011)	2011	10.91	11.03	62,715.85
	2012	11.03	12.84	64,198.01
	2013	12.84	15.38	56,867.93
	2014	15.38	14.22	61,901.25
	2015	14.22	13.84	59,129.02
	2016	13.84	13.79	59,773.26
	2017	13.79	16.94	47,330.01
	2018	16.94	14.35	47,402.60
	2019	14.35	17.20	43,805.28
MetLife Multi-Index Targeted Risk Investment Division (Class B) (11/12/2012)	2012	0.98	1.01	0.00
	2013	1.01	1.12	99,843.12
	2014	1.12	1.21	172,419.24
	2015	1.21	1.18	304,178.92
	2016	1.18	1.21	281,107.61
	2017	1.21	1.38	267,120.67
	2018	1.38	1.27	251,192.83
	2019	1.27	1.52	246,488.92
MetLife Russell 2000® Index Investment Division (Class B) (10/7/2011)	2011	15.08	17.02	16,162.29
	2012	17.02	19.47	15,889.01
	2013	19.47	26.54	14,136.08
	2014	26.54	27.42	19,253.15
	2015	27.42	25.82	20,569.44
	2016	25.82	30.80	16,367.16
	2017	30.80	34.75	15,982.03
	2018	34.75	30.43	14,482.08
	2019	30.43	37.60	14,739.73
MetLife Stock Index Investment Division (Class B) (10/7/2011)	2011	35.48	38.65	67,254.89
	2012	38.65	43.99	66,976.00
	2013	43.99	57.13	58,913.48
	2014	57.13	63.72	53,876.06
	2015	63.72	63.40	52,577.23
	2016	63.40	69.64	46,460.80
	2017	69.64	83.26	40,522.36
	2018	83.26	78.13	34,285.52
	2019	78.13	100.77	28,859.99
MFS® Research International Investment Division (Class B) (10/7/2011)	2011	12.58	12.77	19,581.50
	2012	12.77	14.70	23,778.66
	2013	14.70	17.28	23,029.68
	2014	17.28	15.86	24,852.40
	2015	15.86	15.36	24,772.03
	2016	15.36	15.01	26,993.82
	2017	15.01	18.98	23,755.59
	2018	18.98	16.09	23,621.12
	2019	16.09	20.36	22,641.32
MFS® Total Return Investment Division (Class B) (10/7/2011)	2011	42.31	44.76	4,725.22
	2012	44.76	49.13	5,383.55
	2013	49.13	57.50	4,253.09
36

1.40 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2014	57.50	61.45	4,112.68
	2015	61.45	60.35	4,022.39
	2016	60.35	64.82	4,124.78
	2017	64.82	71.70	4,074.87
	2018	71.70	66.59	3,878.42
	2019	66.59	78.85	3,469.26
MFS® Value Investment Division (Class B) (10/7/2011)	2011	13.21	14.42	17,131.30
	2012	14.42	16.53	19,138.59
	2013	16.53	22.08	22,233.01
	2014	22.08	24.07	20,945.51
	2015	24.07	23.65	19,713.15
	2016	23.65	26.61	16,764.96
	2017	26.61	30.85	19,483.46
	2018	30.85	27.30	33,251.70
	2019	27.30	34.96	29,860.17
MFS® Value Investment Division (Class B) (formerly BlackRock Large Cap Value Investment Division (Class B)) (10/7/2011)	2011	10.07	11.10	32,826.28
	2012	11.10	12.48	21,904.39
	2013	12.48	16.21	26,761.73
	2014	16.21	17.54	28,353.80
	2015	17.54	16.23	32,895.67
	2016	16.23	18.90	24,458.02
	2017	18.90	20.01	23,770.44
	2018	20.01	19.29	0.00
Morgan Stanley Discovery Investment Division (Class B) (formerly Morgan Stanley Mid Cap Growth Investment Division (Class B)) (4/29/2019)	2011	13.51	13.72	6,509.23
	2012	13.72	14.78	7,224.88
	2013	14.78	20.27	6,565.36
	2014	20.27	20.19	6,364.14
	2015	20.19	18.91	8,051.82
	2016	18.91	17.07	5,545.99
	2017	17.07	23.55	4,524.83
	2018	23.55	25.58	3,558.83
	2019	25.58	35.35	3,047.55
Neuberger Berman Genesis Investment Division (Class B) (10/7/2011)	2011	15.41	16.99	638.08
	2012	16.99	18.39	1,952.77
	2013	18.39	25.06	7,679.96
	2014	25.06	24.64	9,081.06
	2015	24.64	24.39	7,897.73
	2016	24.39	28.47	6,223.03
	2017	28.47	32.43	5,630.13
	2018	32.43	29.74	5,187.20
	2019	29.74	37.95	4,780.01
Neuberger Berman Genesis Investment Division (Class B) (formerly MLA Mid Cap Investment Division (Class B)) (10/7/2011)	2011	13.33	14.56	7,146.54
	2012	14.56	15.11	7,274.67
	2013	15.11	16.39	0.00
PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014)	2014	0.99	1.03	39,100.21
	2015	1.03	0.96	36,847.80
	2016	0.96	1.05	73,906.37
	2017	1.05	1.17	118,370.56
	2018	1.17	1.07	56,502.24
	2019	1.07	1.28	53,968.12
PIMCO Inflation Protected Bond Investment Division (Class B) (10/7/2011)	2011	14.81	15.09	109,175.58
	2012	15.09	16.24	114,893.31
	2013	16.24	14.53	128,760.50
	2014	14.53	14.74	112,303.51
	2015	14.74	14.09	114,684.72
	2016	14.09	14.58	112,585.94
	2017	14.58	14.88	127,423.31
	2018	14.88	14.32	122,372.88
	2019	14.32	15.29	115,861.98
PIMCO Total Return Investment Division (Class B) (10/7/2011)	2011	16.30	16.66	182,183.85
	2012	16.66	17.95	186,040.34
	2013	17.95	17.36	197,459.57
	2014	17.36	17.84	181,620.59
	2015	17.84	17.59	183,778.63
	2016	17.59	17.80	178,020.75
	2017	17.80	18.35	190,770.67
	2018	18.35	18.05	183,468.87
	2019	18.05	19.30	162,704.66
Schroders Global Multi-Asset Investment Division (Class B) (4/30/2012)	2012	1.01	1.06	25,085.31
	2013	1.06	1.15	224,505.28
	2014	1.15	1.23	221,381.89
	2015	1.23	1.20	230,659.71
37

1.40 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2016	1.20	1.25	208,253.69
	2017	1.25	1.41	178,875.78
	2018	1.41	1.26	302,181.17
	2019	1.26	1.51	294,126.87
Schroders Global Multi-Asset Investment Division (Class B) (formerly Pyramis® Managed Risk Investment Division (Class B)) (4/29/2013)	2013	10.21	10.75	341.05
	2014	10.75	11.51	11,574.00
	2015	11.51	11.21	9,893.37
	2016	11.21	11.56	9,939.77
	2017	11.56	13.28	10,142.41
	2018	13.28	12.70	0.00
SSGA Growth and Income ETF Investment Division (Class B) (10/7/2011)	2011	11.01	11.64	575,678.49
	2012	11.64	12.95	602,259.13
	2013	12.95	14.42	551,926.67
	2014	14.42	15.05	536,529.17
	2015	15.05	14.55	494,215.19
	2016	14.55	15.18	456,227.98
	2017	15.18	17.34	326,534.32
	2018	17.34	15.98	308,132.71
	2019	15.98	18.85	286,178.65
SSGA Growth ETF Investment Division (Class B) (10/7/2011))	2011	10.22	10.86	8,851.22
	2012	10.86	12.32	8,114.12
	2013	12.32	14.35	6,332.57
	2014	14.35	14.91	5,462.91
	2015	14.91	14.36	14,317.56
	2016	14.36	15.14	14,163.68
	2017	15.14	17.86	14,063.07
	2018	17.86	16.07	13,967.81
	2019	16.07	19.40	13,868.17
T. Rowe Price Large Cap Growth Investment Division (Class B)	2013	7.14	9.02	27,827.90
	2014	9.02	9.68	33,104.11
	2015	9.68	10.55	69,903.26
	2016	10.55	10.56	69,729.09
	2017	10.56	13.90	63,458.39
	2018	13.90	13.55	53,446.21
	2019	13.55	17.45	38,467.27
T. Rowe Price Large Cap Growth Investment Division (Class B) (formerly RCM Technology Investment Division (Class B)) (10/7/2011)	2011	6.11	6.15	21,560.45
	2012	6.15	6.79	25,279.65
	2013	6.79	7.10	0.00
T. Rowe Price Mid Cap Growth Investment Division (Class B) (10/7/2011)	2011	9.47	10.16	43,393.98
	2012	10.16	11.39	47,141.38
	2013	11.39	15.34	48,455.69
	2014	15.34	17.06	47,437.82
	2015	17.06	17.95	59,183.15
	2016	17.95	18.80	50,681.84
	2017	18.80	23.13	49,268.96
	2018	23.13	22.30	37,208.32
	2019	22.30	28.83	28,580.55
T. Rowe Price Small Cap Growth Investment Division (Class B) (10/7/2011)	2011	16.25	18.13	10,619.42
	2012	18.13	20.73	11,584.16
	2013	20.73	29.47	12,713.83
	2014	29.47	30.99	15,118.09
	2015	30.99	31.31	24,011.98
	2016	31.31	34.42	21,291.43
	2017	34.42	41.60	19,744.96
	2018	41.60	38.23	15,059.66
	2019	38.23	50.08	10,509.84
VanEck Global Natural Resources Investment Division (Class B) (10/7/2011)	2011	14.80	15.45	15,631.83
	2012	15.45	15.63	14,881.59
	2013	15.63	17.07	15,788.93
	2014	17.07	13.66	14,956.43
	2015	13.66	9.06	18,028.66
	2016	9.06	12.84	14,243.43
	2017	12.84	12.57	17,438.16
	2018	12.57	8.82	19,036.15
	2019	8.82	9.77	20,652.52
Victory Sycamore Mid Cap Value Investment Division (Class B)	2012	25.32	26.03	16,340.61
	2013	26.03	33.45	13,905.29
	2014	33.45	36.16	11,969.48
	2015	36.16	32.46	12,738.22
	2016	32.46	36.97	10,143.84
	2017	36.97	39.91	9,625.84
	2018	39.91	35.36	9,056.55
	2019	35.36	44.98	7,710.84
38

1.40 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
Victory Sycamore Mid Cap Value Investment Division (Class B) (formerly Neuberger Berman Mid Cap Value Investment Division (Class B)) (10/07/2011)	2011	20.75	23.01	19,657.86
	2012	23.01	25.44	0.00
Western Asset Management Government Income Investment Division (Class B) (formerly Fidelity Institutional Asset Management® Government Income Portfolio (Class B)) (4/30/2012)	2012	10.77	10.93	1,140.50
	2013	10.93	10.29	2,414.40
	2014	10.29	10.92	2,065.60
	2015	10.92	10.81	7,476.51
	2016	10.81	10.80	33,670.04
	2017	10.80	10.93	17,500.99
	2018	10.93	10.77	16,252.68
	2019	10.77	11.42	1,752.93
Western Asset Management Strategic Bond Opportunities Investment Division (Class B)	2016	29.99	31.10	13,430.27
	2017	31.10	33.10	16,350.55
	2018	33.10	31.33	15,193.62
	2019	31.33	35.29	14,490.58
Western Asset Management Strategic Bond Opportunities Investment Division (Class B) (formerly Lord Abbett Bond Debenture Investment Division (Class B)) (10/7/2011)	2011	22.57	23.89	12,734.80
	2012	23.89	26.61	10,618.45
	2013	26.61	28.33	10,687.98
	2014	28.33	29.29	11,927.19
	2015	29.29	28.25	23,024.69
	2016	28.25	29.11	0.00
Western Asset Management Strategic Bond Opportunities Investment Division (Class E)	2016	30.60	31.77	9,087.78
	2017	31.77	33.83	6,187.54
	2018	33.83	32.05	5,882.03
	2019	32.05	36.12	3,565.43
Western Asset Management Strategic Bond Opportunities Investment Division (Class E) (formerly Pioneer Strategic Income Investment Division (Class E)) (10/7/2011)	2011	24.87	25.49	8,175.17
	2012	25.49	28.01	8,171.00
	2013	28.01	28.01	8,527.00
	2014	28.01	28.85	9,210.29
	2015	28.85	28.03	11,385.76
	2016	28.03	28.73	0.00
Western Asset Management U.S. Government Investment Division (Class B) (10/7/2011)	2011	17.93	18.03	15,499.68
	2012	18.03	18.32	15,634.78
	2013	18.32	17.91	15,417.22
	2014	17.91	18.11	14,927.62
	2015	18.11	17.91	14,623.14
	2016	17.91	17.84	13,525.57
	2017	17.84	17.89	13,295.80
	2018	17.89	17.76	11,250.90
	2019	17.76	18.53	5,978.81

	At 1.65 Separate Account Charge:
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
American Funds Global Small Capitalization Investment Division (Class 2) (10/7/2011)	2011	23.24	23.95	19,441.96
	2012	23.95	27.84	19,174.92
	2013	27.84	35.14	15,877.79
	2014	35.14	35.29	16,334.01
	2015	35.29	34.81	18,063.80
	2016	34.81	34.96	15,151.93
	2017	34.96	43.29	13,998.86
	2018	43.29	38.09	11,498.72
	2019	38.09	49.27	10,696.71
American Funds Growth-Income Investment Division (Class 2) (10/7/2011)	2011	88.27	94.44	6,351.11
	2012	94.44	109.12	5,703.56
	2013	109.12	143.30	5,033.93
	2014	143.30	155.95	5,021.11
	2015	155.95	155.62	4,883.13
	2016	155.62	170.72	4,397.17
39

	At 1.65 Separate Account Charge:
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2017	170.72	205.52	4,291.35
	2018	205.52	198.52	3,872.83
	2019	198.52	246.32	3,487.50

1.45 Separate Account Charge
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
AB Global Dynamic Allocation Investment Division (Class B) (10/7/2011)	2011	9.42	9.73	1,270,161.57
	2012	9.73	10.55	2,926,135.30
	2013	10.55	11.56	3,876,664.92
	2014	11.56	12.23	3,792,910.00
	2015	12.23	12.13	3,743,436.80
	2016	12.13	12.38	3,524,290.05
	2017	12.38	13.87	3,208,295.08
	2018	13.87	12.71	2,786,489.08
	2019	12.71	14.80	2,302,327.06
American Funds® Balanced Allocation Investment Division (Class C) (10/7/2011)	2011	9.13	9.52	3,313,456.04
	2012	9.52	10.66	3,187,551.86
	2013	10.66	12.45	3,295,052.51
	2014	12.45	13.01	3,232,111.79
	2015	13.01	12.73	3,080,255.05
	2016	12.73	13.53	2,885,703.84
	2017	13.53	15.59	2,542,589.27
	2018	15.59	14.70	2,427,344.15
	2019	14.70	17.32	2,124,759.26
American Funds® Growth Allocation Investment Division (Class C) (10/7/2011)	2011	8.37	8.82	2,155,405.09
	2012	8.82	10.09	1,902,389.97
	2013	10.09	12.45	1,838,284.35
	2014	12.45	13.05	1,890,133.38
	2015	13.05	12.77	1,851,401.45
	2016	12.77	13.71	1,849,646.97
	2017	13.71	16.40	1,687,105.63
	2018	16.40	15.23	1,460,986.01
	2019	15.23	18.56	1,281,829.88
American Funds® Growth Investment Division (Class C) (10/7/2011)	2011	8.15	8.64	1,831,408.65
	2012	8.64	10.00	1,825,669.19
	2013	10.00	12.79	1,786,929.66
	2014	12.79	13.64	1,772,519.45
	2015	13.64	14.31	1,694,929.52
	2016	14.31	15.39	1,569,944.14
	2017	15.39	19.40	1,271,048.38
	2018	19.40	19.03	1,020,325.34
	2019	19.03	24.44	867,644.87
American Funds® Moderate Allocation Investment Division (Class C) (10/7/2011)	2011	9.65	9.99	6,023,795.43
	2012	9.99	10.91	5,991,561.61
	2013	10.91	12.21	5,674,932.16
	2014	12.21	12.77	5,378,603.24
	2015	12.77	12.49	5,003,825.96
	2016	12.49	13.18	4,316,430.80
	2017	13.18	14.67	3,706,620.23
	2018	14.67	13.97	3,183,068.62
	2019	13.97	15.99	2,847,679.25
AQR Global Risk Balanced Investment Division (Class B) (10/7/2011)	2011	10.20	10.60	1,358,836.70
	2012	10.60	11.55	4,042,465.08
	2013	11.55	10.99	4,516,696.54
	2014	10.99	11.27	4,243,897.23
	2015	11.27	10.04	3,986,918.36
	2016	10.04	10.79	3,596,765.36
	2017	10.79	11.67	3,243,256.81
	2018	11.67	10.77	2,886,582.53
	2019	10.77	12.73	2,415,014.41
Baillie Gifford International Stock Investment Division (Class B) (10/7/2011)	2011	10.55	10.57	500,619.17
	2012	10.57	12.43	456,862.29
	2013	12.43	14.11	391,419.37
	2014	14.11	13.44	363,175.15
	2015	13.44	12.96	341,184.29
	2016	12.96	13.42	314,161.05
40

1.45 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2017	13.42	17.84	280,560.39
	2018	17.84	14.56	253,170.48
	2019	14.56	19.00	222,542.50
BlackRock Bond Income Investment Division (Class B) (10/7/2011)	2011	53.77	54.64	399,462.79
	2012	54.64	57.77	396,075.88
	2013	57.77	56.37	410,153.92
	2014	56.37	59.34	402,870.48
	2015	59.34	58.68	425,425.27
	2016	58.68	59.50	418,332.76
	2017	59.50	60.90	389,514.43
	2018	60.90	59.65	347,087.81
	2019	59.65	64.41	310,685.61
BlackRock Capital Appreciation Investment Division (Class B) (10/7/2011)	2011	27.06	28.14	349,149.32
	2012	28.14	31.63	317,405.84
	2013	31.63	41.75	278,831.45
	2014	41.75	44.70	263,782.91
	2015	44.70	46.71	251,831.77
	2016	46.71	45.97	216,622.26
	2017	45.97	60.52	182,893.06
	2018	60.52	60.94	162,212.11
	2019	60.94	79.60	137,121.11
BlackRock Global Tactical Strategies Investment Division (Class B) (10/7/2011)	2011	9.27	9.56	2,036,954.15
	2012	9.56	10.28	4,561,809.47
	2013	10.28	11.18	5,383,823.09
	2014	11.18	11.67	5,211,699.64
	2015	11.67	11.49	5,111,720.74
	2016	11.49	11.83	4,728,190.54
	2017	11.83	13.21	4,291,175.05
	2018	13.21	12.08	3,800,300.49
	2019	12.08	14.37	3,170,782.54
BlackRock Ultra-Short Term Bond Investment Division (Class B) (10/7/2011)	2011	22.71	22.63	353,516.24
	2012	22.63	22.31	351,871.60
	2013	22.31	21.99	293,001.36
	2014	21.99	21.67	294,342.89
	2015	21.67	21.36	220,512.69
	2016	21.36	21.07	237,628.95
	2017	21.07	20.90	213,835.90
	2018	20.90	20.92	187,974.10
	2019	20.92	21.00	171,680.32
Brighthouse Asset Allocation 100 Investment Division (Class B) (10/7/2011)	2011	9.78	10.38	775,315.08
	2012	10.38	11.94	654,096.70
	2013	11.94	15.24	601,649.31
	2014	15.24	15.78	622,250.13
	2015	15.78	15.24	560,624.47
	2016	15.24	16.37	514,078.29
	2017	16.37	19.84	486,640.42
	2018	19.84	17.59	437,234.24
	2019	17.59	22.10	428,147.16
Brighthouse Asset Allocation 20 Investment Division (Class B) (10/7/2011)	2011	12.18	12.48	2,504,571.13
	2012	12.48	13.43	2,818,239.91
	2013	13.43	13.81	2,716,853.79
	2014	13.81	14.22	2,433,972.31
	2015	14.22	13.93	2,360,290.51
	2016	13.93	14.35	2,020,104.22
	2017	14.35	15.13	1,632,799.65
	2018	15.13	14.52	1,385,052.40
	2019	14.52	15.99	1,172,972.11
Brighthouse Asset Allocation 40 Investment Division (Class B) (10/7/2011)	2011	11.67	12.07	7,475,816.82
	2012	12.07	13.26	7,656,285.76
	2013	13.26	14.50	6,915,137.76
	2014	14.50	15.00	6,270,450.77
	2015	15.00	14.62	5,595,382.31
	2016	14.62	15.29	5,073,471.30
	2017	15.29	16.67	4,532,089.96
	2018	16.67	15.71	3,833,954.47
	2019	15.71	17.90	3,324,454.63
Brighthouse Asset Allocation 60 Investment Division (Class B) (10/7/2011)	2011	11.10	11.58	22,147,558.60
	2012	11.58	12.92	21,780,778.59
	2013	12.92	15.03	20,829,467.27
	2014	15.03	15.56	19,567,048.48
	2015	15.56	15.14	18,205,843.53
	2016	15.14	15.99	16,443,699.69
	2017	15.99	18.08	14,161,223.33
	2018	18.08	16.73	11,860,405.20
41

1.45 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2019	16.73	19.69	10,053,392.42
Brighthouse Asset Allocation 80 Investment Division (Class A) (formerly MetLife Growth Strategy Investment Division (Class B)) (4/29/2013)	2013	11.59	13.21	404,819.81
	2014	13.21	13.16	0.00
Brighthouse Asset Allocation 80 Investment Division (Class B) (10/7/2011)	2011	10.46	11.02	10,096,614.72
	2012	11.02	12.53	9,083,118.91
	2013	12.53	15.36	8,791,780.80
	2014	15.36	15.93	8,717,827.12
	2015	15.93	15.43	8,071,378.78
	2016	15.43	16.45	7,392,872.71
	2017	16.45	19.32	6,615,239.66
	2018	19.32	17.50	5,677,155.34
	2019	17.50	21.34	4,897,388.73
Brighthouse Asset Allocation 80 Investment Division (formerly Met/Franklin Templeton Founding Strategy Investment Division (Class B)) (4/28/2008)	2011	8.76	9.35	392,549.81
	2012	9.35	10.70	371,044.59
	2013	10.70	11.52	0.00
Brighthouse Balanced Plus Investment Division (Class B) (10/7/2011)	2011	9.19	9.38	1,804,482.43
	2012	9.38	10.45	4,458,350.10
	2013	10.45	11.78	7,739,773.26
	2014	11.78	12.73	8,613,204.85
	2015	12.73	12.04	8,542,938.88
	2016	12.04	12.85	8,035,082.79
	2017	12.85	14.99	7,594,875.38
	2018	14.99	13.69	6,832,132.30
	2019	13.69	16.67	5,732,146.57
Brighthouse/Aberdeen Emerging Markets Equity Investment Division (Class B) (10/7/2011)	2011	9.75	10.05	245,529.91
	2012	10.05	11.77	243,762.94
	2013	11.77	11.03	294,025.06
	2014	11.03	10.16	327,333.55
	2015	10.16	8.63	386,417.60
	2016	8.63	9.48	388,511.71
	2017	9.48	11.99	298,178.85
	2018	11.99	10.14	271,919.79
	2019	10.14	12.07	228,234.84
Brighthouse/Artisan Mid Cap Value Investment Division (Class B) (10/7/2011)	2011	28.35	31.20	262,737.90
	2012	31.20	34.31	244,245.87
	2013	34.31	46.17	233,879.06
	2014	46.17	46.27	225,285.56
	2015	46.27	41.19	198,546.70
	2016	41.19	49.80	194,629.88
	2017	49.80	55.24	170,213.49
	2018	55.24	47.13	146,845.71
	2019	47.13	57.34	126,524.87
Brighthouse/Dimensional International Small Company Investment Division (Class B) (10/7/2011)	2011	14.20	14.21	19,490.86
	2012	14.21	16.52	22,289.57
	2013	16.52	20.77	25,242.50
	2014	20.77	19.10	31,356.37
	2015	19.10	19.91	34,802.85
	2016	19.91	20.77	31,540.99
	2017	20.77	26.71	31,221.70
	2018	26.71	20.91	31,353.19
	2019	20.91	25.35	30,849.45
Brighthouse/Eaton Vance Floating Rate Investment Division (Class B) (10/7/2011)	2011	9.99	10.27	46,500.83
	2012	10.27	10.86	53,880.72
	2013	10.86	11.12	120,350.30
	2014	11.12	11.04	153,202.93
	2015	11.04	10.79	155,297.06
	2016	10.79	11.62	178,256.05
	2017	11.62	11.87	158,225.41
	2018	11.87	11.74	176,060.05
	2019	11.74	12.38	153,851.81
Brighthouse/Franklin Low Duration Total Return Investment Division (Class B) (10/7/2011)	2011	9.71	9.76	40,149.93
	2012	9.76	10.04	94,628.08
	2013	10.04	10.01	581,968.93
	2014	10.01	9.97	786,455.07
	2015	9.97	9.77	779,477.26
	2016	9.77	9.93	761,194.47
	2017	9.93	9.92	782,433.59
	2018	9.92	9.81	643,747.28
42

1.45 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2019	9.81	10.12	624,555.10
Brighthouse/Templeton International Bond Investment Division (Class B) (10/7/2011)	2011	11.93	11.97	29,195.65
	2012	11.97	13.48	47,970.68
	2013	13.48	13.43	47,949.64
	2014	13.43	13.39	47,606.00
	2015	13.39	12.64	50,391.31
	2016	12.64	12.57	50,444.75
	2017	12.57	12.41	45,194.23
	2018	12.41	12.35	31,805.02
	2019	12.35	12.31	29,433.90
Brighthouse/Wellington Core Equity Opportunities Investment Division (Class B) (10/7/2011)	2011	28.22	30.88	1,042,758.28
	2012	30.88	34.27	972,821.16
	2013	34.27	45.05	914,654.47
	2014	45.05	48.99	803,472.54
	2015	48.99	49.32	710,403.93
	2016	49.32	52.04	645,780.74
	2017	52.04	60.95	553,874.29
	2018	60.95	59.85	450,819.50
	2019	59.85	77.07	374,507.89
Brighthouse/Wellington Large Cap Research Investment Division (Class B) (10/7/2011)	2011	57.24	61.85	74,751.61
	2012	61.85	69.14	65,177.50
	2013	69.14	91.50	58,863.82
	2014	91.50	102.37	50,934.53
	2015	102.37	105.43	40,503.33
	2016	105.43	112.51	32,556.35
	2017	112.51	135.23	27,129.11
	2018	135.23	124.84	24,263.05
	2019	124.84	162.18	21,535.00
Clarion Global Real Estate Investment Division (Class B) (10/7/2011)	2011	12.39	13.22	1,330,824.80
	2012	13.22	16.42	1,207,525.70
	2013	16.42	16.76	1,259,911.15
	2014	16.76	18.71	1,115,378.33
	2015	18.71	18.18	1,028,045.22
	2016	18.18	18.07	961,617.77
	2017	18.07	19.73	846,789.11
	2018	19.73	17.76	735,359.09
	2019	17.76	21.85	616,903.06
Frontier Mid Cap Growth Investment Division (Class B) (10/7/2011)	2011	39.43	42.34	132,375.01
	2012	42.34	46.19	133,269.52
	2013	46.19	60.29	115,322.94
	2014	60.29	65.88	109,145.81
	2015	65.88	66.62	105,319.41
	2016	66.62	69.05	99,573.28
	2017	69.05	85.03	85,879.36
	2018	85.03	78.86	71,745.93
	2019	78.86	103.24	58,051.90
Harris Oakmark International Investment Division (Class B) (10/7/2011)	2011	16.75	16.78	1,181,783.78
	2012	16.78	21.37	1,075,490.80
	2013	21.37	27.49	1,124,581.34
	2014	27.49	25.52	1,129,054.96
	2015	25.52	24.02	1,102,172.32
	2016	24.02	25.61	997,642.99
	2017	25.61	32.92	812,603.16
	2018	32.92	24.67	771,189.97
	2019	24.67	30.27	656,787.61
Invesco Balanced-Risk Allocation Investment Division (Class B) (4/30/2012)	2012	1.01	1.04	8,629,951.35
	2013	1.04	1.05	15,039,114.47
	2014	1.05	1.09	15,479,371.73
	2015	1.09	1.03	15,154,199.20
	2016	1.03	1.13	15,044,103.13
	2017	1.13	1.23	15,638,105.31
	2018	1.23	1.13	13,086,810.13
	2019	1.13	1.29	12,014,445.60
Invesco Global Equity Investment Division (Class B) (formerly Oppenheimer Global Equity Investment Division (Class B) (10/7/2011))	2011	16.23	16.75	509,612.12
	2012	16.75	20.00	483,451.77
	2013	20.00	25.06	538,295.09
	2014	25.06	25.23	513,838.26
	2015	25.23	25.84	498,359.83
	2016	25.84	25.53	458,671.24
	2017	25.53	34.41	380,529.09
	2018	34.41	29.45	334,800.90
43

1.45 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2019	29.45	38.19	291,154.65
Invesco Global Equity Investment Division (Class B) (formerly Oppenheimer Global Equity Investment Division (Class B) and before that Met/Templeton Growth Investment Division (Class B)) (10/7/2011)	2011	7.99	8.35	206,905.28
	2012	8.35	10.06	210,755.65
	2013	10.06	10.70	0.00
Invesco Small Cap Growth Investment Division (Class B) (10/7/2011)	2011	14.18	15.43	165,431.97
	2012	15.43	17.98	148,820.52
	2013	17.98	24.84	147,459.47
	2014	24.84	26.42	154,209.27
	2015	26.42	25.60	144,773.74
	2016	25.60	28.11	130,963.25
	2017	28.11	34.73	115,284.34
	2018	34.73	31.13	100,836.15
	2019	31.13	38.17	81,797.24
Jennison Growth Investment Division (Class B) (10/7/2011)	2011	4.84	5.04	1,250,011.20
	2012	5.04	5.74	2,042,580.49
	2013	5.74	7.73	1,561,084.17
	2014	7.73	8.29	1,402,325.63
	2015	8.29	9.03	1,286,784.15
	2016	9.03	8.89	1,211,092.96
	2017	8.89	12.00	1,008,014.63
	2018	12.00	11.84	866,667.90
	2019	11.84	15.46	757,403.38
Jennison Growth Investment Division (Class B) (formerly Oppenheimer Capital Appreciation Investment Division (Class B)) (10/7/2011)	2011	7.63	8.13	538,585.95
	2012	8.13	9.14	0.00
JPMorgan Core Bond Investment Division (Class B) (4/29/2013)	2013	11.20	10.65	619,815.36
	2014	10.65	11.03	649,920.00
	2015	11.03	10.93	652,075.04
	2016	10.93	11.01	633,075.88
	2017	11.01	11.21	545,166.33
	2018	11.21	11.05	509,138.17
	2019	11.05	11.79	491,941.90
JPMorgan Core Bond Investment Division (Class B) (formerly American Funds® Bond Investment Division (Class C)) (10/7/2011)	2011	10.64	10.78	542,176.12
	2012	10.78	11.14	574,371.07
	2013	11.14	11.12	0.00
JPMorgan Global Active Allocation Investment Division (Class B) (4/30/2012)	2012	1.01	1.04	6,485,546.48
	2013	1.04	1.14	18,644,869.08
	2014	1.14	1.21	20,077,900.17
	2015	1.21	1.20	20,501,365.87
	2016	1.20	1.22	19,686,336.03
	2017	1.22	1.40	18,051,797.08
	2018	1.40	1.28	16,726,999.65
	2019	1.28	1.47	14,354,013.32
JPMorgan Global Active Allocation Investment Division (Class B) (formerly Allianz Global Investors Dynamic Multi-Asset Plus investment Division (Class B)) (4/28/2014)	2014	0.99	1.04	496,007.42
	2015	1.04	1.01	1,173,630.08
	2016	1.01	1.02	1,046,005.63
	2017	1.02	1.16	1,082,679.17
	2018	1.16	1.13	0.00
JPMorgan Small Cap Value Investment Division (Class B) (10/7/2011)	2011	11.66	12.94	75,142.90
	2012	12.94	14.72	65,499.19
	2013	14.72	19.28	69,140.51
	2014	19.28	19.83	79,106.53
	2015	19.83	18.09	89,197.94
	2016	18.09	23.28	91,180.11
	2017	23.28	23.70	83,777.25
	2018	23.70	20.11	80,571.96
	2019	20.11	23.61	78,038.24
Loomis Sayles Global Allocation Investment Division (Class B) (formerly Loomis Sayles Global Markets Investment Division (Class B)) (4/29/2019)	2011	11.97	12.63	96,524.90
	2012	12.63	14.56	99,532.95
	2013	14.56	16.80	417,987.22
	2014	16.80	17.14	392,520.27
	2015	17.14	17.10	376,237.30
	2016	17.10	17.66	359,190.19
	2017	17.66	21.40	296,690.39
	2018	21.40	19.96	264,338.70
	2019	19.96	25.08	230,101.63
44

1.45 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
Loomis Sayles Global Allocation Investment Division (Class B) (formerly Loomis Sayles Global Markets Investment Division (Class B) (formerly Met/Franklin Income Investment Division (Class B))) (4/28/2008)	2010	10.42	11.08	295,666.38
	2011	11.08	11.15	425,592.19
	2012	11.15	12.37	416,458.13
	2013	12.37	12.91	0.00
Loomis Sayles Growth Investment Division (Class B) (formerly ClearBridge Aggressive Growth Investment Division (Class B)) (10/7/2011)	2011	7.05	7.65	660,360.01
	2012	7.65	8.93	657,588.80
	2013	8.93	12.82	773,449.19
	2014	12.82	15.02	2,674,139.36
	2015	15.02	14.21	2,652,948.34
	2016	14.21	14.38	2,403,792.14
	2017	14.38	16.78	2,091,089.91
	2018	16.78	15.37	1,763,974.82
	2019	15.37	18.72	1,474,021.47
Loomis Sayles Growth Investment Division (Class B) (formerly ClearBridge Aggressive Growth II Investment Division (Class B)) (10/7/2011)	2011	134.73	139.66	174,889.46
	2012	139.66	168.63	161,181.06
	2013	168.63	214.05	131,693.17
	2014	214.05	222.86	0.00
Loomis Sayles Small Cap Core Investment Division (Class B) (10/7/2011)	2011	31.15	35.04	217,256.18
	2012	35.04	39.47	197,627.20
	2013	39.47	54.73	187,336.29
	2014	54.73	55.83	176,465.64
	2015	55.83	54.06	157,701.74
	2016	54.06	63.40	144,004.66
	2017	63.40	71.83	123,124.70
	2018	71.83	62.80	105,396.82
	2019	62.80	77.51	88,375.93
MetLife Aggregate Bond Index Investment Division (Class B) (10/7/2011)	2011	16.12	16.31	4,173,734.13
	2012	16.31	16.66	4,398,212.21
	2013	16.66	16.00	4,800,501.63
	2014	16.00	16.64	4,745,608.71
	2015	16.64	16.41	4,531,833.91
	2016	16.41	16.52	4,337,161.57
	2017	16.52	16.77	4,142,077.04
	2018	16.77	16.45	3,747,767.99
	2019	16.45	17.57	3,236,170.63
MetLife Mid Cap Stock Index Investment Division (Class B) (10/7/2011)	2011	15.18	16.68	1,068,023.86
	2012	16.68	19.29	1,061,147.98
	2013	19.29	25.26	1,148,417.94
	2014	25.26	27.19	1,091,745.65
	2015	27.19	26.10	1,006,538.89
	2016	26.10	30.91	914,913.20
	2017	30.91	35.22	775,885.65
	2018	35.22	30.72	673,528.28
	2019	30.72	38.02	592,050.71
MetLife MSCI EAFE® Index Investment Division (Class B) (10/7/2011)	2011	10.84	10.96	2,175,900.58
	2012	10.96	12.75	2,173,357.36
	2013	12.75	15.27	2,071,226.44
	2014	15.27	14.10	2,149,360.62
	2015	14.10	13.72	2,092,279.54
	2016	13.72	13.66	2,068,090.39
	2017	13.66	16.78	1,753,299.63
	2018	16.78	14.21	1,682,183.08
	2019	14.21	17.02	1,432,076.01
MetLife Multi-Index Targeted Risk Investment Division (Class B) (11/12/2012)	2012	0.98	1.01	212,281.01
	2013	1.01	1.12	6,253,847.07
	2014	1.12	1.21	9,972,585.05
	2015	1.21	1.18	16,382,424.11
	2016	1.18	1.21	15,592,462.84
	2017	1.21	1.38	12,689,440.43
	2018	1.38	1.26	11,253,712.30
	2019	1.26	1.52	10,037,648.76
MetLife Russell 2000® Index Investment Division (Class B) (10/7/2011)	2011	14.98	16.90	609,813.85
	2012	16.90	19.34	612,648.13
	2013	19.34	26.34	589,850.95
	2014	26.34	27.20	612,210.85
	2015	27.20	25.60	583,272.95
	2016	25.60	30.52	544,378.17
	2017	30.52	34.42	453,443.55
	2018	34.42	30.12	413,686.81
	2019	30.12	37.20	366,481.94
45

1.45 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
MetLife Stock Index Investment Division (Class B) (10/7/2011)	2011	35.11	38.23	2,276,452.07
	2012	38.23	43.49	2,156,879.22
	2013	43.49	56.46	1,970,951.96
	2014	56.46	62.93	1,808,587.56
	2015	62.93	62.59	1,697,630.61
	2016	62.59	68.72	1,538,432.20
	2017	68.72	82.11	1,321,085.87
	2018	82.11	77.01	1,151,813.17
	2019	77.01	99.28	979,189.48
MFS® Research International Investment Division (Class B) (10/7/2011)	2011	12.51	12.70	843,429.54
	2012	12.70	14.61	773,041.51
	2013	14.61	17.17	690,792.43
	2014	17.17	15.75	671,126.02
	2015	15.75	15.25	629,577.57
	2016	15.25	14.89	600,220.17
	2017	14.89	18.82	467,789.65
	2018	18.82	15.95	389,850.86
	2019	15.95	20.17	332,103.91
MFS® Total Return Investment Division (Class B) (10/7/2011)	2011	41.79	44.21	126,149.10
	2012	44.21	48.50	116,717.03
	2013	48.50	56.74	122,190.70
	2014	56.74	60.60	117,112.94
	2015	60.60	59.49	114,910.59
	2016	59.49	63.87	116,384.53
	2017	63.87	70.61	106,267.57
	2018	70.61	65.55	91,303.43
	2019	65.55	77.57	84,542.43
MFS® Value Investment Division (Class B) (10/7/2011)	2011	10.75	11.73	978,775.54
	2012	11.73	13.45	867,384.44
	2013	13.45	17.94	1,471,057.63
	2014	17.94	19.56	1,242,550.97
	2015	19.56	19.20	1,124,546.09
	2016	19.20	21.60	1,067,333.70
	2017	21.60	25.03	943,642.11
	2018	25.03	22.14	1,324,168.75
	2019	22.14	28.33	1,105,085.70
MFS® Value Investment Division (Class B) (formerly BlackRock Large Cap Value Investment Division (Class B)) (10/7/2011)	2011	10.02	11.05	1,180,555.02
	2012	11.05	12.41	1,145,938.85
	2013	12.41	16.12	1,051,379.58
	2014	16.12	17.43	1,004,100.42
	2015	17.43	16.12	927,433.93
	2016	16.12	18.76	888,388.82
	2017	18.76	19.85	771,457.32
	2018	19.85	19.14	0.00
Morgan Stanley Discovery Investment Division (Class B) (formerly Morgan Stanley Mid Cap Growth Investment Division (Class B)) (4/29/2019)	2011	13.41	13.62	688,742.46
	2012	13.62	14.67	641,624.81
	2013	14.67	20.10	437,422.06
	2014	20.10	20.01	399,285.65
	2015	20.01	18.73	368,247.04
	2016	18.73	16.90	344,539.67
	2017	16.90	23.31	316,639.21
	2018	23.31	25.30	275,125.02
	2019	25.30	34.95	234,151.35
Neuberger Berman Genesis Investment Division (Class B) (10/7/2011)	2011	15.32	16.89	555,461.98
	2012	16.89	18.27	505,309.98
	2013	18.27	24.89	639,957.94
	2014	24.89	24.46	571,658.65
	2015	24.46	24.20	512,650.85
	2016	24.20	28.24	460,565.23
	2017	28.24	32.15	415,306.18
	2018	32.15	29.47	355,084.13
	2019	29.47	37.58	295,755.22
Neuberger Berman Genesis Investment Division (Class B) (formerly MLA Mid Cap Investment Division (Class B)) (10/7/2011)	2011	13.26	14.48	286,100.44
	2012	14.48	15.03	276,116.60
	2013	15.03	16.29	0.00
PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014)	2014	0.99	1.03	261,751.86
	2015	1.03	0.96	681,157.46
	2016	0.96	1.05	1,820,573.85
	2017	1.05	1.17	2,509,404.45
	2018	1.17	1.06	1,435,101.79
	2019	1.06	1.28	1,385,841.44
PIMCO Inflation Protected Bond Investment Division (Class B) (10/7/2011)	2011	14.75	15.03	3,484,395.56
46

1.45 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2012	15.03	16.16	3,624,058.83
	2013	16.16	14.45	2,823,168.42
	2014	14.45	14.66	2,491,064.59
	2015	14.66	14.00	2,263,221.26
	2016	14.00	14.48	2,071,900.09
	2017	14.48	14.77	1,907,449.67
	2018	14.77	14.21	1,581,875.36
	2019	14.21	15.16	1,361,980.02
PIMCO Total Return Investment Division (Class B) (10/7/2011)	2011	16.21	16.57	4,419,373.15
	2012	16.57	17.85	4,551,312.30
	2013	17.85	17.25	4,298,846.85
	2014	17.25	17.72	3,904,604.00
	2015	17.72	17.46	3,613,501.93
	2016	17.46	17.66	3,364,445.48
	2017	17.66	18.19	3,120,001.29
	2018	18.19	17.89	2,651,249.90
	2019	17.89	19.12	2,345,367.15
Schroders Global Multi-Asset Investment Division (Class B) (4/30/2012)	2012	1.01	1.06	4,940,453.63
	2013	1.06	1.15	12,034,917.75
	2014	1.15	1.23	12,734,835.97
	2015	1.23	1.20	13,743,972.76
	2016	1.20	1.25	13,222,066.99
	2017	1.25	1.41	12,418,923.30
	2018	1.41	1.25	15,783,001.51
	2019	1.25	1.50	13,257,519.24
Schroders Global Multi-Asset Investment Division (Class B) (formerly Pyramis® Managed Risk Investment Division (Class B)) (4/29/2013)	2013	10.21	10.74	214,392.13
	2014	10.74	11.51	356,530.16
	2015	11.51	11.20	679,958.80
	2016	11.20	11.54	666,515.82
	2017	11.54	13.25	674,004.74
	2018	13.25	12.67	0.00
SSGA Growth and Income ETF Investment Division (Class B) (10/7/2011)	2011	10.97	11.60	3,324,555.27
	2012	11.60	12.90	3,328,335.00
	2013	12.90	14.36	3,089,889.64
	2014	14.36	14.98	2,866,468.30
	2015	14.98	14.47	2,604,970.33
	2016	14.47	15.09	2,492,343.35
	2017	15.09	17.23	2,169,269.34
	2018	17.23	15.88	1,688,767.80
	2019	15.88	18.72	1,468,345.63
SSGA Growth ETF Investment Division (Class B) (10/7/2011))	2011	10.19	10.83	328,302.17
	2012	10.83	12.28	342,949.93
	2013	12.28	14.29	494,356.99
	2014	14.29	14.84	489,662.58
	2015	14.84	14.29	544,228.38
	2016	14.29	15.05	491,781.14
	2017	15.05	17.75	449,331.47
	2018	17.75	15.96	388,429.33
	2019	15.96	19.27	350,991.29
T. Rowe Price Large Cap Growth Investment Division (Class B)	2013	17.29	21.82	984,673.60
	2014	21.82	23.41	947,207.95
	2015	23.41	25.49	1,012,169.15
	2016	25.49	25.51	918,886.61
	2017	25.51	33.56	833,160.37
	2018	33.56	32.70	721,129.18
	2019	32.70	42.09	625,004.86
T. Rowe Price Large Cap Growth Investment Division (Class B) (formerly RCM Technology Investment Division (Class B)) (10/7/2011)	2011	6.07	6.11	1,493,606.86
	2012	6.11	6.75	1,469,983.29
	2013	6.75	7.06	0.00
T. Rowe Price Mid Cap Growth Investment Division (Class B) (10/7/2011)	2011	9.42	10.11	1,486,930.40
	2012	10.11	11.32	1,485,226.94
	2013	11.32	15.24	1,436,722.82
	2014	15.24	16.94	1,422,341.93
	2015	16.94	17.82	1,452,698.99
	2016	17.82	18.65	1,363,173.25
	2017	18.65	22.93	1,187,447.33
	2018	22.93	22.11	1,014,364.73
	2019	22.11	28.56	860,040.01
T. Rowe Price Small Cap Growth Investment Division (Class B) (10/7/2011)	2011	16.13	18.00	464,082.83
	2012	18.00	20.56	462,198.64
	2013	20.56	29.22	490,050.76
	2014	29.22	30.71	471,469.09
	2015	30.71	31.02	483,285.63
47

1.45 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2016	31.02	34.08	451,900.61
	2017	34.08	41.17	391,286.00
	2018	41.17	37.82	347,950.89
	2019	37.82	49.51	308,744.70
VanEck Global Natural Resources Investment Division (Class B) (10/7/2011)	2011	14.78	15.43	104,535.58
	2012	15.43	15.60	123,929.08
	2013	15.60	17.03	107,019.35
	2014	17.03	13.62	110,439.28
	2015	13.62	9.03	137,937.17
	2016	9.03	12.79	122,246.16
	2017	12.79	12.51	130,556.11
	2018	12.51	8.77	102,249.17
	2019	8.77	9.71	99,156.20
Victory Sycamore Mid Cap Value Investment Division (Class B)	2012	25.15	25.85	858,449.46
	2013	25.85	33.20	786,274.20
	2014	33.20	35.87	692,331.51
	2015	35.87	32.18	654,611.14
	2016	32.18	36.64	579,269.65
	2017	36.64	39.53	521,889.28
	2018	39.53	35.01	444,194.27
	2019	35.01	44.50	381,095.03
Victory Sycamore Mid Cap Value Investment Division (Class B) (formerly Neuberger Berman Mid Cap Value Investment Division (Class B)) (10/07/2011)	2011	20.62	22.86	952,078.56
	2012	22.86	25.27	0.00
Western Asset Management Government Income Investment Division (Class B) (formerly Fidelity Institutional Asset Management® Government Income Portfolio (Class B)) (4/30/2012)	2012	10.76	10.92	1,945,436.62
	2013	10.92	10.28	1,860,467.52
	2014	10.28	10.90	1,718,186.69
	2015	10.90	10.79	1,562,119.57
	2016	10.79	10.77	1,499,211.02
	2017	10.77	10.89	1,378,906.41
	2018	10.89	10.73	1,227,895.55
	2019	10.73	11.37	1,046,943.85
Western Asset Management Strategic Bond Opportunities Investment Division (Class B)	2016	29.67	30.76	1,018,387.05
	2017	30.76	32.72	918,685.76
	2018	32.72	30.95	790,725.06
	2019	30.95	34.85	703,490.91
Western Asset Management Strategic Bond Opportunities Investment Division (Class B) (formerly Lord Abbett Bond Debenture Investment Division (Class B)) (10/7/2011)	2011	22.39	23.70	929,050.20
	2012	23.70	26.39	889,209.15
	2013	26.39	28.08	919,199.51
	2014	28.08	29.01	853,824.75
	2015	29.01	27.97	791,251.88
	2016	27.97	28.82	0.00
Western Asset Management Strategic Bond Opportunities Investment Division (Class E)	2016	30.27	31.42	344,282.67
	2017	31.42	33.44	317,776.41
	2018	33.44	31.66	260,671.01
	2019	31.66	35.67	218,088.52
Western Asset Management Strategic Bond Opportunities Investment Division (Class E) (formerly Pioneer Strategic Income Investment Division (Class E)) (10/7/2011)	2011	24.65	25.27	214,494.92
	2012	25.27	27.75	239,293.29
	2013	27.75	27.74	243,696.59
	2014	27.74	28.56	244,107.44
	2015	28.56	27.73	262,319.62
	2016	27.73	28.42	0.00
Western Asset Management U.S. Government Investment Division (Class B) (10/7/2011)	2011	17.78	17.88	798,682.88
	2012	17.88	18.16	781,479.28
	2013	18.16	17.73	723,944.31
	2014	17.73	17.92	641,221.93
	2015	17.92	17.72	584,927.60
	2016	17.72	17.64	539,533.61
	2017	17.64	17.68	503,660.69
	2018	17.68	17.55	444,471.69
	2019	17.55	18.30	406,298.08

48

	At 1.70 Separate Account Charge:
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
American Funds Global Small Capitalization Investment Division (Class 2) (10/7/2011)	2011	23.08	23.79	1,077,280.00
	2012	23.79	27.64	964,772.85
	2013	27.64	34.86	884,672.45
	2014	34.86	35.00	850,397.85
	2015	35.00	34.50	793,369.09
	2016	34.50	34.63	723,967.35
	2017	34.63	42.87	630,898.38
	2018	42.87	37.70	543,705.23
	2019	37.70	48.74	463,919.28
American Funds Growth-Income Investment Division (Class 2) (10/7/2011)	2011	87.06	93.13	423,179.38
	2012	93.13	107.56	395,509.51
	2013	107.56	141.17	357,771.29
	2014	141.17	153.55	326,918.44
	2015	153.55	153.16	300,616.66
	2016	153.16	167.93	272,896.05
	2017	167.93	202.06	230,637.50
	2018	202.06	195.09	194,178.76
	2019	195.09	241.93	169,548.05

1.50 Separate Account Charge
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
AB Global Dynamic Allocation Investment Division (Class B) (10/7/2011)	2011	9.42	9.72	354,625.73
	2012	9.72	10.55	719,244.94
	2013	10.55	11.55	829,527.04
	2014	11.55	12.21	736,876.01
	2015	12.21	12.10	666,677.50
	2016	12.10	12.35	595,002.82
	2017	12.35	13.82	501,548.92
	2018	13.82	12.67	412,574.95
	2019	12.67	14.73	354,136.14
American Funds® Balanced Allocation Investment Division (Class C) (10/7/2011)	2011	9.11	9.51	715,201.03
	2012	9.51	10.63	652,169.46
	2013	10.63	12.41	575,958.03
	2014	12.41	12.97	579,459.66
	2015	12.97	12.69	540,139.02
	2016	12.69	13.47	589,557.68
	2017	13.47	15.51	455,226.88
	2018	15.51	14.62	427,356.45
	2019	14.62	17.21	394,510.05
American Funds® Growth Allocation Investment Division (Class C) (10/7/2011)	2011	8.35	8.80	592,500.82
	2012	8.80	10.07	521,805.64
	2013	10.07	12.41	426,860.41
	2014	12.41	13.01	439,156.60
	2015	13.01	12.72	450,708.75
	2016	12.72	13.65	452,136.50
	2017	13.65	16.32	428,176.79
	2018	16.32	15.15	360,210.28
	2019	15.15	18.45	316,395.73
American Funds® Growth Investment Division (Class C) (10/7/2011)	2011	8.13	8.62	383,966.45
	2012	8.62	9.97	347,605.73
	2013	9.97	12.75	334,731.76
	2014	12.75	13.59	317,620.88
	2015	13.59	14.26	296,346.82
	2016	14.26	15.32	286,672.28
	2017	15.32	19.31	250,560.80
	2018	19.31	18.93	198,359.16
	2019	18.93	24.30	177,829.58
American Funds® Moderate Allocation Investment Division (Class C) (10/7/2011)	2011	9.63	9.97	1,124,128.52
	2012	9.97	10.89	1,056,159.57
	2013	10.89	12.18	934,254.08
	2014	12.18	12.73	914,664.99
	2015	12.73	12.45	808,523.84
	2016	12.45	13.12	787,885.74
	2017	13.12	14.60	681,383.68
	2018	14.60	13.89	590,060.86
49

1.50 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2019	13.89	15.90	594,886.36
AQR Global Risk Balanced Investment Division (Class B) (10/7/2011)	2011	10.19	10.59	409,083.46
	2012	10.59	11.54	945,784.87
	2013	11.54	10.98	975,528.07
	2014	10.98	11.25	934,220.09
	2015	11.25	10.02	826,374.84
	2016	10.02	10.75	736,849.70
	2017	10.75	11.63	618,143.22
	2018	11.63	10.73	518,525.82
	2019	10.73	12.68	446,793.10
Baillie Gifford International Stock Investment Division (Class B) (10/7/2011)	2011	10.44	10.46	86,882.44
	2012	10.46	12.30	83,195.34
	2013	12.30	13.95	70,249.66
	2014	13.95	13.28	71,570.42
	2015	13.28	12.80	67,063.38
	2016	12.80	13.25	60,741.98
	2017	13.25	17.60	46,995.61
	2018	17.60	14.36	46,882.96
	2019	14.36	18.73	42,198.15
BlackRock Bond Income Investment Division (Class B) (10/7/2011)	2011	53.01	53.87	72,516.04
	2012	53.87	56.93	67,964.73
	2013	56.93	55.52	66,524.31
	2014	55.52	58.42	60,988.17
	2015	58.42	57.74	62,313.03
	2016	57.74	58.51	60,308.57
	2017	58.51	59.86	61,872.05
	2018	59.86	58.60	55,205.43
	2019	58.60	63.25	49,792.64
BlackRock Capital Appreciation Investment Division (Class B) (10/7/2011)	2011	26.83	27.90	56,584.75
	2012	27.90	31.35	50,397.68
	2013	31.35	41.35	42,849.73
	2014	41.35	44.25	34,509.06
	2015	44.25	46.22	33,400.06
	2016	46.22	45.46	33,746.49
	2017	45.46	59.82	27,876.78
	2018	59.82	60.21	25,261.00
	2019	60.21	78.60	20,180.63
BlackRock Global Tactical Strategies Investment Division (Class B) (10/7/2011)	2011	9.26	9.56	532,761.19
	2012	9.56	10.27	932,599.55
	2013	10.27	11.17	1,147,919.67
	2014	11.17	11.65	1,086,963.97
	2015	11.65	11.46	1,093,076.64
	2016	11.46	11.79	979,191.15
	2017	11.79	13.17	859,714.67
	2018	13.17	12.04	681,672.08
	2019	12.04	14.30	555,484.67
BlackRock Ultra-Short Term Bond Investment Division (Class B) (10/7/2011)	2011	22.39	22.32	3,301.21
	2012	22.32	21.98	4,449.62
	2013	21.98	21.65	2,943.55
	2014	21.65	21.33	2,458.22
	2015	21.33	21.01	2,494.31
	2016	21.01	20.72	2,098.88
	2017	20.72	20.55	489.07
	2018	20.55	20.55	494.95
	2019	20.55	20.63	540.38
Brighthouse Asset Allocation 100 Investment Division (Class B) (10/7/2011)	2011	9.75	10.34	60,419.27
	2012	10.34	11.89	82,883.83
	2013	11.89	15.17	50,617.33
	2014	15.17	15.71	48,353.19
	2015	15.71	15.16	41,032.62
	2016	15.16	16.28	62,085.46
	2017	16.28	19.72	43,981.70
	2018	19.72	17.47	39,052.83
	2019	17.47	21.94	38,861.90
Brighthouse Asset Allocation 20 Investment Division (Class B) (10/7/2011)	2011	12.14	12.44	845,359.90
	2012	12.44	13.38	939,109.22
	2013	13.38	13.75	896,024.37
	2014	13.75	14.15	818,850.80
	2015	14.15	13.85	700,059.57
	2016	13.85	14.27	675,833.41
	2017	14.27	15.03	581,067.45
	2018	15.03	14.42	453,965.79
	2019	14.42	15.87	410,914.60
Brighthouse Asset Allocation 40 Investment Division (Class B) (10/7/2011)	2011	11.63	12.03	1,931,443.06
50

1.50 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2012	12.03	13.21	1,871,784.00
	2013	13.21	14.44	1,679,896.64
	2014	14.44	14.92	1,436,320.51
	2015	14.92	14.54	1,287,153.81
	2016	14.54	15.20	1,125,273.38
	2017	15.20	16.57	996,693.95
	2018	16.57	15.60	879,353.86
	2019	15.60	17.77	794,675.15
Brighthouse Asset Allocation 60 Investment Division (Class B) (10/7/2011)	2011	11.07	11.54	3,408,700.83
	2012	11.54	12.87	3,275,251.30
	2013	12.87	14.97	3,066,135.41
	2014	14.97	15.49	2,843,108.44
	2015	15.49	15.06	2,584,687.92
	2016	15.06	15.89	2,285,078.14
	2017	15.89	17.96	2,029,647.44
	2018	17.96	16.61	1,755,853.89
	2019	16.61	19.54	1,559,912.09
Brighthouse Asset Allocation 80 Investment Division (Class A) (formerly MetLife Growth Strategy Investment Division (Class B)) (4/29/2013)	2013	11.57	13.18	146,649.19
	2014	13.18	13.12	0.00
Brighthouse Asset Allocation 80 Investment Division (Class B) (10/7/2011)	2011	10.43	10.99	834,393.41
	2012	10.99	12.49	759,978.37
	2013	12.49	15.29	769,651.75
	2014	15.29	15.85	836,857.84
	2015	15.85	15.35	803,031.96
	2016	15.35	16.35	713,257.30
	2017	16.35	19.20	641,320.10
	2018	19.20	17.38	501,741.57
	2019	17.38	21.18	413,943.92
Brighthouse Asset Allocation 80 Investment Division (formerly Met/Franklin Templeton Founding Strategy Investment Division (Class B)) (4/28/2008)	2011	8.75	9.33	85,034.50
	2012	9.33	10.68	80,555.94
	2013	10.68	11.49	0.00
Brighthouse Balanced Plus Investment Division (Class B) (10/7/2011)	2011	9.18	9.37	435,649.38
	2012	9.37	10.44	1,059,337.87
	2013	10.44	11.77	1,820,476.44
	2014	11.77	12.71	1,907,021.16
	2015	12.71	12.01	1,826,932.70
	2016	12.01	12.82	1,618,896.92
	2017	12.82	14.94	1,487,220.53
	2018	14.94	13.64	1,285,135.26
	2019	13.64	16.60	1,102,841.82
Brighthouse/Aberdeen Emerging Markets Equity Investment Division (Class B) (10/7/2011)	2011	9.73	10.02	82,986.42
	2012	10.02	11.73	72,210.39
	2013	11.73	10.98	68,094.35
	2014	10.98	10.11	70,502.08
	2015	10.11	8.59	76,993.90
	2016	8.59	9.43	68,304.40
	2017	9.43	11.92	57,911.36
	2018	11.92	10.08	64,352.44
	2019	10.08	11.99	66,598.91
Brighthouse/Artisan Mid Cap Value Investment Division (Class B) (10/7/2011)	2011	28.09	30.91	25,481.23
	2012	30.91	33.98	21,192.87
	2013	33.98	45.69	21,095.67
	2014	45.69	45.77	19,693.66
	2015	45.77	40.73	17,769.93
	2016	40.73	49.21	15,907.60
	2017	49.21	54.56	15,122.51
	2018	54.56	46.53	13,270.13
	2019	46.53	56.58	12,483.52
Brighthouse/Dimensional International Small Company Investment Division (Class B) (10/7/2011)	2011	14.18	14.19	5,272.29
	2012	14.19	16.48	6,093.17
	2013	16.48	20.72	5,321.44
	2014	20.72	19.04	4,636.28
	2015	19.04	19.84	4,649.38
	2016	19.84	20.68	3,123.56
	2017	20.68	26.58	2,031.82
	2018	26.58	20.80	764.51
	2019	20.80	25.21	774.95
Brighthouse/Eaton Vance Floating Rate Investment Division (Class B) (10/7/2011)	2011	9.99	10.26	14,803.09
	2012	10.26	10.85	16,714.76
51

1.50 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2013	10.85	11.10	24,145.91
	2014	11.10	11.01	29,927.17
	2015	11.01	10.76	30,102.82
	2016	10.76	11.58	28,646.10
	2017	11.58	11.83	32,260.43
	2018	11.83	11.69	27,680.17
	2019	11.69	12.32	26,417.93
Brighthouse/Franklin Low Duration Total Return Investment Division (Class B) (10/7/2011)	2011	9.71	9.76	11,656.92
	2012	9.76	10.03	12,945.04
	2013	10.03	10.00	45,540.79
	2014	10.00	9.95	53,396.88
	2015	9.95	9.74	41,231.63
	2016	9.74	9.90	39,580.92
	2017	9.90	9.88	38,211.14
	2018	9.88	9.78	33,157.20
	2019	9.78	10.08	33,077.91
Brighthouse/Templeton International Bond Investment Division (Class B) (10/7/2011)	2011	11.91	11.95	9,184.44
	2012	11.95	13.46	12,476.84
	2013	13.46	13.40	12,497.05
	2014	13.40	13.35	10,705.38
	2015	13.35	12.60	10,847.33
	2016	12.60	12.52	6,843.95
	2017	12.52	12.35	6,661.88
	2018	12.35	12.29	4,783.70
	2019	12.29	12.25	4,841.48
Brighthouse/Wellington Core Equity Opportunities Investment Division (Class B) (10/7/2011)	2011	27.99	30.61	117,517.98
	2012	30.61	33.96	99,703.63
	2013	33.96	44.62	82,217.72
	2014	44.62	48.50	70,499.04
	2015	48.50	48.80	59,058.84
	2016	48.80	51.47	52,946.90
	2017	51.47	60.24	46,926.11
	2018	60.24	59.13	35,163.57
	2019	59.13	76.10	31,303.31
Brighthouse/Wellington Large Cap Research Investment Division (Class B) (10/7/2011)	2011	56.44	60.98	5,743.03
	2012	60.98	68.12	6,745.64
	2013	68.12	90.12	6,480.24
	2014	90.12	100.77	7,503.51
	2015	100.77	103.73	5,588.73
	2016	103.73	110.64	4,603.21
	2017	110.64	132.92	3,686.22
	2018	132.92	122.65	2,041.90
	2019	122.65	159.25	1,888.24
Clarion Global Real Estate Investment Division (Class B) (10/7/2011)	2011	12.35	13.17	159,733.04
	2012	13.17	16.35	162,436.52
	2013	16.35	16.68	143,425.61
	2014	16.68	18.61	122,316.09
	2015	18.61	18.07	109,144.70
	2016	18.07	17.96	103,042.52
	2017	17.96	19.59	94,077.76
	2018	19.59	17.63	77,863.29
	2019	17.63	21.68	71,512.96
Frontier Mid Cap Growth Investment Division (Class B) (10/7/2011)	2011	38.97	41.84	30,568.49
	2012	41.84	45.62	23,063.68
	2013	45.62	59.52	17,466.11
	2014	59.52	65.01	16,943.26
	2015	65.01	65.71	16,982.70
	2016	65.71	68.07	14,139.95
	2017	68.07	83.78	11,772.86
	2018	83.78	77.65	10,031.88
	2019	77.65	101.62	6,229.44
Harris Oakmark International Investment Division (Class B) (10/7/2011)	2011	16.66	16.69	185,328.08
	2012	16.69	21.25	164,706.41
	2013	21.25	27.32	148,986.84
	2014	27.32	25.36	159,990.00
	2015	25.36	23.85	150,941.64
	2016	23.85	25.41	144,824.08
	2017	25.41	32.66	122,243.87
	2018	32.66	24.45	117,547.08
	2019	24.45	30.00	104,437.02
Invesco Balanced-Risk Allocation Investment Division (Class B) (4/30/2012)	2012	1.01	1.04	2,274,024.35
52

1.50 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2013	1.04	1.05	4,394,985.88
	2014	1.05	1.09	3,773,815.18
	2015	1.09	1.03	3,442,920.50
	2016	1.03	1.13	2,625,038.18
	2017	1.13	1.23	2,228,110.95
	2018	1.23	1.13	1,810,092.30
	2019	1.13	1.28	1,395,478.49
Invesco Global Equity Investment Division (Class B) (formerly Oppenheimer Global Equity Investment Division (Class B) (10/7/2011))	2011	16.11	16.62	81,434.96
	2012	16.62	19.84	81,886.06
	2013	19.84	24.85	99,560.62
	2014	24.85	25.00	101,318.51
	2015	25.00	25.60	79,917.80
	2016	25.60	25.28	69,547.53
	2017	25.28	34.05	56,350.79
	2018	34.05	29.13	52,568.49
	2019	29.13	37.76	41,031.20
Invesco Global Equity Investment Division (Class B) (formerly Oppenheimer Global Equity Investment Division (Class B) and before that Met/Templeton Growth Investment Division (Class B)) (10/7/2011)	2011	7.98	8.34	62,533.62
	2012	8.34	10.04	62,228.00
	2013	10.04	10.67	0.00
Invesco Small Cap Growth Investment Division (Class B) (10/7/2011)	2011	14.11	15.35	25,669.97
	2012	15.35	17.88	21,714.28
	2013	17.88	24.69	22,986.91
	2014	24.69	26.25	21,968.48
	2015	26.25	25.41	20,142.52
	2016	25.41	27.90	17,153.34
	2017	27.90	34.45	16,617.00
	2018	34.45	30.86	14,998.24
	2019	30.86	37.83	11,815.68
Jennison Growth Investment Division (Class B) (10/7/2011)	2011	4.81	5.01	160,650.72
	2012	5.01	5.70	287,794.25
	2013	5.70	7.68	234,618.04
	2014	7.68	8.23	233,825.56
	2015	8.23	8.96	253,623.23
	2016	8.96	8.81	213,642.68
	2017	8.81	11.90	162,988.23
	2018	11.90	11.73	152,846.01
	2019	11.73	15.31	128,640.57
Jennison Growth Investment Division (Class B) (formerly Oppenheimer Capital Appreciation Investment Division (Class B)) (10/7/2011)	2011	7.59	8.09	95,345.31
	2012	8.09	9.09	0.00
JPMorgan Core Bond Investment Division (Class B) (4/29/2013)	2013	11.17	10.62	136,941.95
	2014	10.62	10.99	127,055.16
	2015	10.99	10.88	128,752.76
	2016	10.88	10.96	117,598.10
	2017	10.96	11.16	105,941.78
	2018	11.16	10.99	98,201.07
	2019	10.99	11.72	95,900.92
JPMorgan Core Bond Investment Division (Class B) (formerly American Funds® Bond Investment Division (Class C)) (10/7/2011)	2011	10.62	10.76	140,268.94
	2012	10.76	11.12	149,029.86
	2013	11.12	11.09	0.00
JPMorgan Global Active Allocation Investment Division (Class B) (4/30/2012)	2012	1.01	1.04	992,280.82
	2013	1.04	1.14	3,152,528.62
	2014	1.14	1.20	3,628,250.41
	2015	1.20	1.20	3,505,400.88
	2016	1.20	1.21	3,117,892.95
	2017	1.21	1.39	2,786,683.60
	2018	1.39	1.27	2,509,337.77
	2019	1.27	1.47	2,089,237.34
JPMorgan Global Active Allocation Investment Division (Class B) (formerly Allianz Global Investors Dynamic Multi-Asset Plus investment Division (Class B)) (4/28/2014)	2014	0.99	1.03	22,136.39
	2015	1.03	1.01	150,046.17
	2016	1.01	1.01	223,886.75
	2017	1.01	1.15	209,226.39
	2018	1.15	1.13	0.00
JPMorgan Small Cap Value Investment Division (Class B) (10/7/2011)	2011	11.63	12.90	19,039.31
	2012	12.90	14.66	15,358.14
	2013	14.66	19.20	13,014.04
	2014	19.20	19.74	13,075.37
	2015	19.74	18.00	9,846.74
53

1.50 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2016	18.00	23.14	8,805.28
	2017	23.14	23.55	8,322.81
	2018	23.55	19.97	6,670.09
	2019	19.97	23.44	15,446.54
Loomis Sayles Global Allocation Investment Division (Class B) (formerly Loomis Sayles Global Markets Investment Division (Class B)) (4/29/2019)	2011	11.94	12.59	28,492.20
	2012	12.59	14.51	32,324.14
	2013	14.51	16.74	116,284.15
	2014	16.74	17.06	99,983.87
	2015	17.06	17.02	87,754.96
	2016	17.02	17.56	63,591.96
	2017	17.56	21.28	47,852.51
	2018	21.28	19.83	43,886.76
	2019	19.83	24.91	45,280.03
Loomis Sayles Global Allocation Investment Division (Class B) (formerly Loomis Sayles Global Markets Investment Division (Class B) (formerly Met/Franklin Income Investment Division (Class B))) (4/28/2008)	2010	10.40	11.07	91,514.04
	2011	11.07	11.13	121,733.09
	2012	11.13	12.34	111,211.70
	2013	12.34	12.87	0.00
Loomis Sayles Growth Investment Division (Class B) (formerly ClearBridge Aggressive Growth Investment Division (Class B)) (10/7/2011)	2011	7.01	7.61	106,870.94
	2012	7.61	8.88	157,808.33
	2013	8.88	12.74	187,342.66
	2014	12.74	14.92	556,728.26
	2015	14.92	14.10	524,221.42
	2016	14.10	14.27	452,652.66
	2017	14.27	16.64	356,630.91
	2018	16.64	15.24	275,371.50
	2019	15.24	18.55	224,766.03
Loomis Sayles Growth Investment Division (Class B) (formerly ClearBridge Aggressive Growth II Investment Division (Class B)) (10/7/2011)	2011	132.75	137.60	33,538.32
	2012	137.60	166.06	31,668.19
	2013	166.06	210.68	25,264.07
	2014	210.68	219.31	0.00
Loomis Sayles Small Cap Core Investment Division (Class B) (10/7/2011)	2011	30.88	34.74	19,998.60
	2012	34.74	39.10	20,078.39
	2013	39.10	54.19	15,215.04
	2014	54.19	55.25	13,775.34
	2015	55.25	53.48	14,509.44
	2016	53.48	62.68	10,522.33
	2017	62.68	70.99	8,724.63
	2018	70.99	62.03	7,132.85
	2019	62.03	76.52	6,362.16
MetLife Aggregate Bond Index Investment Division (Class B) (10/7/2011)	2011	16.02	16.21	588,724.26
	2012	16.21	16.54	607,450.69
	2013	16.54	15.88	622,779.47
	2014	15.88	16.50	602,671.58
	2015	16.50	16.27	591,351.01
	2016	16.27	16.37	545,671.95
	2017	16.37	16.61	512,061.23
	2018	16.61	16.29	437,133.74
	2019	16.29	17.38	383,322.84
MetLife Mid Cap Stock Index Investment Division (Class B) (10/7/2011)	2011	15.09	16.59	134,954.72
	2012	16.59	19.17	140,104.32
	2013	19.17	25.09	127,547.25
	2014	25.09	27.00	120,070.41
	2015	27.00	25.90	123,813.77
	2016	25.90	30.65	114,557.37
	2017	30.65	34.92	97,766.79
	2018	34.92	30.43	83,711.51
	2019	30.43	37.65	77,581.61
MetLife MSCI EAFE® Index Investment Division (Class B) (10/7/2011)	2011	10.77	10.89	235,444.24
	2012	10.89	12.66	226,570.43
	2013	12.66	15.15	207,490.64
	2014	15.15	13.99	206,747.97
	2015	13.99	13.61	229,552.85
	2016	13.61	13.54	215,216.20
	2017	13.54	16.62	179,026.28
	2018	16.62	14.07	163,347.12
	2019	14.07	16.84	154,971.96
MetLife Multi-Index Targeted Risk Investment Division (Class B) (11/12/2012)	2012	0.98	1.01	4,144.67
	2013	1.01	1.12	1,974,018.55
	2014	1.12	1.21	3,061,250.78
54

1.50 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2015	1.21	1.18	4,936,699.39
	2016	1.18	1.21	4,880,968.45
	2017	1.21	1.38	4,519,191.05
	2018	1.38	1.26	3,797,122.64
	2019	1.26	1.51	3,104,232.96
MetLife Russell 2000® Index Investment Division (Class B) (10/7/2011)	2011	14.89	16.79	81,213.05
	2012	16.79	19.20	79,165.33
	2013	19.20	26.14	58,088.96
	2014	26.14	26.98	59,369.68
	2015	26.98	25.38	57,336.78
	2016	25.38	30.25	55,425.14
	2017	30.25	34.09	48,068.53
	2018	34.09	29.82	45,130.88
	2019	29.82	36.81	40,768.59
MetLife Stock Index Investment Division (Class B) (10/7/2011)	2011	34.73	37.82	260,646.69
	2012	37.82	43.00	248,834.96
	2013	43.00	55.79	221,405.71
	2014	55.79	62.16	206,734.88
	2015	62.16	61.80	198,684.30
	2016	61.80	67.81	178,855.31
	2017	67.81	80.98	157,180.45
	2018	80.98	75.92	130,160.92
	2019	75.92	97.82	114,763.09
MFS® Research International Investment Division (Class B) (10/7/2011)	2011	12.45	12.63	108,824.82
	2012	12.63	14.52	86,420.65
	2013	14.52	17.06	68,713.25
	2014	17.06	15.64	57,929.28
	2015	15.64	15.13	53,500.24
	2016	15.13	14.78	44,899.02
	2017	14.78	18.66	33,991.21
	2018	18.66	15.80	32,280.67
	2019	15.80	19.98	26,909.68
MFS® Total Return Investment Division (Class B) (10/7/2011)	2011	41.29	43.67	20,510.69
	2012	43.67	47.88	22,811.63
	2013	47.88	55.99	20,666.18
	2014	55.99	59.77	17,478.95
	2015	59.77	58.65	16,180.17
	2016	58.65	62.93	16,102.93
	2017	62.93	69.54	14,199.04
	2018	69.54	64.52	7,762.30
	2019	64.52	76.31	7,904.82
MFS® Value Investment Division (Class B) (10/7/2011)	2011	10.68	11.65	127,058.25
	2012	11.65	13.35	116,843.82
	2013	13.35	17.81	196,784.60
	2014	17.81	19.40	164,566.18
	2015	19.40	19.04	161,051.69
	2016	19.04	21.40	163,445.55
	2017	21.40	24.79	135,688.44
	2018	24.79	21.92	164,816.03
	2019	21.92	28.04	147,722.48
MFS® Value Investment Division (Class B) (formerly BlackRock Large Cap Value Investment Division (Class B)) (10/7/2011)	2011	9.97	11.00	121,689.78
	2012	11.00	12.35	130,003.20
	2013	12.35	16.02	126,620.11
	2014	16.02	17.32	126,043.51
	2015	17.32	16.01	116,505.19
	2016	16.01	18.62	112,199.64
	2017	18.62	19.69	100,172.84
	2018	19.69	18.99	0.00
Morgan Stanley Discovery Investment Division (Class B) (formerly Morgan Stanley Mid Cap Growth Investment Division (Class B)) (4/29/2019)	2011	13.32	13.52	65,707.22
	2012	13.52	14.55	62,094.56
	2013	14.55	19.93	53,138.19
	2014	19.93	19.83	54,438.24
	2015	19.83	18.56	44,232.33
	2016	18.56	16.73	46,813.17
	2017	16.73	23.06	33,933.03
	2018	23.06	25.03	32,687.61
	2019	25.03	34.55	28,665.34
Neuberger Berman Genesis Investment Division (Class B) (10/7/2011)	2011	15.24	16.80	41,317.92
	2012	16.80	18.16	37,860.75
	2013	18.16	24.72	46,149.74
	2014	24.72	24.28	38,899.04
	2015	24.28	24.01	32,390.96
	2016	24.01	28.01	33,755.74
55

1.50 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2017	28.01	31.87	30,274.71
	2018	31.87	29.20	27,650.09
	2019	29.20	37.22	23,984.62
Neuberger Berman Genesis Investment Division (Class B) (formerly MLA Mid Cap Investment Division (Class B)) (10/7/2011)	2011	13.20	14.41	21,863.71
	2012	14.41	14.94	20,670.83
	2013	14.94	16.20	0.00
PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014)	2014	0.99	1.03	3,574.04
	2015	1.03	0.96	96,373.53
	2016	0.96	1.05	382,770.86
	2017	1.05	1.17	437,109.97
	2018	1.17	1.06	382,030.22
	2019	1.06	1.28	379,288.25
PIMCO Inflation Protected Bond Investment Division (Class B) (10/7/2011)	2011	14.69	14.96	572,264.49
	2012	14.96	16.09	621,060.60
	2013	16.09	14.38	533,132.64
	2014	14.38	14.57	476,770.03
	2015	14.57	13.91	427,570.49
	2016	13.91	14.38	377,774.05
	2017	14.38	14.66	356,749.91
	2018	14.66	14.09	287,968.47
	2019	14.09	15.03	258,593.96
PIMCO Total Return Investment Division (Class B) (10/7/2011)	2011	16.12	16.48	607,907.44
	2012	16.48	17.74	701,335.88
	2013	17.74	17.14	683,091.33
	2014	17.14	17.59	575,186.85
	2015	17.59	17.33	526,355.58
	2016	17.33	17.52	461,206.77
	2017	17.52	18.04	460,882.27
	2018	18.04	17.73	366,442.40
	2019	17.73	18.94	375,799.06
Schroders Global Multi-Asset Investment Division (Class B) (4/30/2012)	2012	1.01	1.06	573,694.08
	2013	1.06	1.15	2,207,019.88
	2014	1.15	1.22	2,653,055.05
	2015	1.22	1.19	2,759,201.18
	2016	1.19	1.24	2,555,697.42
	2017	1.24	1.40	2,338,154.70
	2018	1.40	1.25	2,888,490.93
	2019	1.25	1.50	2,354,807.36
Schroders Global Multi-Asset Investment Division (Class B) (formerly Pyramis® Managed Risk Investment Division (Class B)) (4/29/2013)	2013	10.21	10.74	48,987.52
	2014	10.74	11.50	68,300.91
	2015	11.50	11.18	206,937.09
	2016	11.18	11.52	208,905.78
	2017	11.52	13.22	152,091.37
	2018	13.22	12.64	0.00
SSGA Growth and Income ETF Investment Division (Class B) (10/7/2011)	2011	10.94	11.57	989,652.61
	2012	11.57	12.86	1,013,144.06
	2013	12.86	14.30	970,614.76
	2014	14.30	14.91	835,298.92
	2015	14.91	14.40	817,914.09
	2016	14.40	15.01	749,474.15
	2017	15.01	17.13	688,556.65
	2018	17.13	15.77	531,000.34
	2019	15.77	18.58	467,713.53
SSGA Growth ETF Investment Division (Class B) (10/7/2011))	2011	10.16	10.80	93,111.19
	2012	10.80	12.23	66,820.74
	2013	12.23	14.23	97,485.51
	2014	14.23	14.77	84,448.11
	2015	14.77	14.22	86,804.47
	2016	14.22	14.97	81,688.37
	2017	14.97	17.64	79,115.84
	2018	17.64	15.86	50,794.67
	2019	15.86	19.13	42,346.58
T. Rowe Price Large Cap Growth Investment Division (Class B)	2013	17.16	21.66	155,553.58
	2014	21.66	23.22	154,559.81
	2015	23.22	25.28	163,349.35
	2016	25.28	25.28	151,709.52
	2017	25.28	33.25	122,467.88
	2018	33.25	32.37	106,477.96
	2019	32.37	41.64	75,350.79
T. Rowe Price Large Cap Growth Investment Division (Class B) (formerly RCM Technology Investment Division (Class B)) (10/7/2011)	2011	6.04	6.08	269,936.66
	2012	6.08	6.71	227,163.66
	2013	6.71	7.02	0.00
56

1.50 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
T. Rowe Price Mid Cap Growth Investment Division (Class B) (10/7/2011)	2011	9.37	10.05	231,521.01
	2012	10.05	11.26	197,074.27
	2013	11.26	15.15	195,953.98
	2014	15.15	16.83	198,466.32
	2015	16.83	17.68	208,839.49
	2016	17.68	18.50	189,062.80
	2017	18.50	22.74	159,073.87
	2018	22.74	21.91	137,119.20
	2019	21.91	28.29	125,278.78
T. Rowe Price Small Cap Growth Investment Division (Class B) (10/7/2011)	2011	16.02	17.87	63,179.05
	2012	17.87	20.40	68,059.25
	2013	20.40	28.98	67,436.69
	2014	28.98	30.44	68,688.51
	2015	30.44	30.73	66,040.84
	2016	30.73	33.75	63,908.22
	2017	33.75	40.74	50,941.32
	2018	40.74	37.41	44,941.09
	2019	37.41	48.95	38,022.95
VanEck Global Natural Resources Investment Division (Class B) (10/7/2011)	2011	14.76	15.41	32,332.05
	2012	15.41	15.57	36,590.62
	2013	15.57	16.98	35,096.90
	2014	16.98	13.58	41,105.14
	2015	13.58	8.99	59,030.02
	2016	8.99	12.74	39,943.89
	2017	12.74	12.46	43,300.98
	2018	12.46	8.73	43,408.20
	2019	8.73	9.66	46,917.47
Victory Sycamore Mid Cap Value Investment Division (Class B)	2012	24.98	25.66	135,075.00
	2013	25.66	32.94	114,104.70
	2014	32.94	35.58	97,374.27
	2015	35.58	31.91	82,897.78
	2016	31.91	36.30	71,041.64
	2017	36.30	39.15	61,222.17
	2018	39.15	34.65	52,411.69
	2019	34.65	44.03	48,150.16
Victory Sycamore Mid Cap Value Investment Division (Class B) (formerly Neuberger Berman Mid Cap Value Investment Division (Class B)) (10/07/2011)	2011	20.48	22.71	144,793.52
	2012	22.71	25.10	0.00
Western Asset Management Government Income Investment Division (Class B) (formerly Fidelity Institutional Asset Management® Government Income Portfolio (Class B)) (4/30/2012)	2012	10.76	10.92	653,967.97
	2013	10.92	10.27	600,141.41
	2014	10.27	10.88	533,130.85
	2015	10.88	10.76	453,172.68
	2016	10.76	10.74	413,707.68
	2017	10.74	10.86	347,278.86
	2018	10.86	10.69	299,584.35
	2019	10.69	11.32	229,214.12
Western Asset Management Strategic Bond Opportunities Investment Division (Class B)	2016	29.35	30.42	113,079.54
	2017	30.42	32.35	109,624.93
	2018	32.35	30.58	91,796.39
	2019	30.58	34.41	102,298.37
Western Asset Management Strategic Bond Opportunities Investment Division (Class B) (formerly Lord Abbett Bond Debenture Investment Division (Class B)) (10/7/2011)	2011	22.22	23.52	120,620.48
	2012	23.52	26.17	109,217.65
	2013	26.17	27.83	117,133.99
	2014	27.83	28.74	104,665.32
	2015	28.74	27.70	93,766.92
	2016	27.70	28.53	0.00
Western Asset Management Strategic Bond Opportunities Investment Division (Class E)	2016	29.95	31.07	59,719.77
	2017	31.07	33.05	48,782.92
	2018	33.05	31.28	42,161.77
	2019	31.28	35.22	51,400.48
Western Asset Management Strategic Bond Opportunities Investment Division (Class E) (formerly Pioneer Strategic Income Investment Division (Class E)) (10/7/2011)	2011	24.44	25.05	28,591.84
	2012	25.05	27.50	36,641.71
	2013	27.50	27.47	41,114.53
	2014	27.47	28.26	36,527.08
	2015	28.26	27.44	34,046.73
	2016	27.44	28.11	0.00
57

1.50 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
Western Asset Management U.S. Government Investment Division (Class B) (10/7/2011)	2011	17.63	17.73	104,343.44
	2012	17.73	17.99	103,995.91
	2013	17.99	17.57	103,818.11
	2014	17.57	17.74	87,799.30
	2015	17.74	17.53	80,150.80
	2016	17.53	17.45	72,761.02
	2017	17.45	17.48	71,660.69
	2018	17.48	17.34	60,021.04
	2019	17.34	18.07	60,621.57

	At 1.75 Separate Account Charge:
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
American Funds Global Small Capitalization Investment Division (Class 2) (10/7/2011)	2011	22.93	23.63	151,964.78
	2012	23.63	27.44	121,669.04
	2013	27.44	34.59	101,297.65
	2014	34.59	34.71	95,214.87
	2015	34.71	34.20	87,279.75
	2016	34.20	34.31	79,499.55
	2017	34.31	42.45	70,458.28
	2018	42.45	37.31	55,726.64
	2019	37.31	48.22	57,462.07
American Funds Growth-Income Investment Division (Class 2) (10/7/2011)	2011	85.86	91.84	53,940.17
	2012	91.84	106.01	51,013.23
	2013	106.01	139.08	47,164.14
	2014	139.08	151.20	41,699.05
	2015	151.20	150.74	35,010.39
	2016	150.74	165.19	32,178.42
	2017	165.19	198.67	28,864.87
	2018	198.67	191.71	24,207.15
	2019	191.71	237.63	20,051.67

1.60 Separate Account Charge
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
AB Global Dynamic Allocation Investment Division (Class B) (10/7/2011)	2011	9.42	9.72	0.00
	2012	9.72	10.53	53,306.17
	2013	10.53	11.52	82,608.78
	2014	11.52	12.17	74,114.24
	2015	12.17	12.04	73,009.56
	2016	12.04	12.28	74,501.14
	2017	12.28	13.73	58,448.82
	2018	13.73	12.57	47,858.81
	2019	12.57	14.61	42,424.61
American Funds® Balanced Allocation Investment Division (Class C) (10/7/2011)	2011	9.08	9.47	625,136.28
	2012	9.47	10.58	268,817.67
	2013	10.58	12.34	252,817.46
	2014	12.34	12.88	229,764.57
	2015	12.88	12.59	213,551.45
	2016	12.59	13.36	196,821.93
	2017	13.36	15.36	202,677.89
	2018	15.36	14.46	197,311.89
	2019	14.46	17.01	180,207.77
American Funds® Growth Allocation Investment Division (Class C) (10/7/2011)	2011	8.33	8.77	458,398.08
	2012	8.77	10.02	361,370.63
	2013	10.02	12.34	408,519.16
	2014	12.34	12.92	404,478.84
	2015	12.92	12.62	385,040.32
	2016	12.62	13.53	362,305.08
	2017	13.53	16.16	392,198.66
	2018	16.16	14.99	382,157.32
58

1.60 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2019	14.99	18.24	333,048.38
American Funds® Growth Investment Division (Class C) (10/7/2011)	2011	8.11	8.59	17,046.83
	2012	8.59	9.93	18,025.72
	2013	9.93	12.68	15,133.66
	2014	12.68	13.50	15,307.17
	2015	13.50	14.15	15,291.78
	2016	14.15	15.19	16,655.16
	2017	15.19	19.12	16,079.79
	2018	19.12	18.72	15,381.57
	2019	18.72	24.02	15,211.20
American Funds® Moderate Allocation Investment Division (Class C) (10/7/2011)	2011	9.60	9.94	344,030.86
	2012	9.94	10.84	370,572.54
	2013	10.84	12.11	323,712.52
	2014	12.11	12.64	316,066.40
	2015	12.64	12.35	344,058.74
	2016	12.35	13.01	303,518.63
	2017	13.01	14.46	286,852.45
	2018	14.46	13.74	257,067.63
	2019	13.74	15.71	239,728.64
AQR Global Risk Balanced Investment Division (Class B) (10/7/2011)	2011	10.19	10.59	0.00
	2012	10.59	11.52	162,046.77
	2013	11.52	10.95	112,691.46
	2014	10.95	11.21	93,142.05
	2015	11.21	9.97	78,457.45
	2016	9.97	10.69	99,649.78
	2017	10.69	11.56	65,630.41
	2018	11.56	10.65	53,773.45
	2019	10.65	12.57	46,282.56
Baillie Gifford International Stock Investment Division (Class B) (10/7/2011)	2011	10.23	10.24	114,154.96
	2012	10.24	12.03	110,480.30
	2013	12.03	13.64	225,321.64
	2014	13.64	12.97	210,012.82
	2015	12.97	12.49	201,537.53
	2016	12.49	12.91	188,450.52
	2017	12.91	17.14	179,812.64
	2018	17.14	13.97	167,808.27
	2019	13.97	18.20	159,162.19
BlackRock Bond Income Investment Division (Class B) (10/7/2011)	2011	51.54	52.37	90,560.85
	2012	52.37	55.28	88,815.05
	2013	55.28	53.86	80,782.88
	2014	53.86	56.61	72,134.52
	2015	56.61	55.90	64,390.30
	2016	55.90	56.59	60,976.19
	2017	56.59	57.84	53,759.25
	2018	57.84	56.57	49,066.19
	2019	56.57	60.99	46,663.58
BlackRock Capital Appreciation Investment Division (Class B) (10/7/2011)	2011	26.38	27.42	65,183.77
	2012	27.42	30.78	60,974.58
	2013	30.78	40.57	58,392.36
	2014	40.57	43.37	51,355.67
	2015	43.37	45.25	53,029.93
	2016	45.25	44.46	49,251.87
	2017	44.46	58.45	46,663.83
	2018	58.45	58.77	44,733.41
	2019	58.77	76.65	41,165.97
BlackRock Global Tactical Strategies Investment Division (Class B) (10/7/2011)	2011	9.26	9.55	0.00
	2012	9.55	10.26	93,570.55
	2013	10.26	11.14	106,319.13
	2014	11.14	11.61	89,783.11
	2015	11.61	11.41	81,692.41
	2016	11.41	11.73	70,621.00
	2017	11.73	13.08	63,467.42
	2018	13.08	11.94	53,140.73
	2019	11.94	14.18	48,994.38
BlackRock Ultra-Short Term Bond Investment Division (Class B) (10/7/2011)	2011	21.77	21.69	44.53
	2012	21.69	21.35	1,121.69
	2013	21.35	21.01	0.00
	2014	21.01	20.67	0.00
	2015	20.67	20.34	0.00
	2016	20.34	20.04	0.00
	2017	20.04	19.85	0.00
	2018	19.85	19.84	0.00
	2019	19.84	19.89	0.00
59

1.60 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
Brighthouse Asset Allocation 100 Investment Division (Class B) (10/7/2011)	2011	9.69	10.27	201,197.36
	2012	10.27	11.80	181,854.71
	2013	11.80	15.04	193,173.59
	2014	15.04	15.56	246,243.59
	2015	15.56	15.00	256,600.55
	2016	15.00	16.09	244,574.52
	2017	16.09	19.47	239,369.06
	2018	19.47	17.23	207,690.52
	2019	17.23	21.62	200,600.45
Brighthouse Asset Allocation 20 Investment Division (Class B) (10/7/2011)	2011	12.06	12.36	693,399.32
	2012	12.36	13.28	671,739.80
	2013	13.28	13.63	619,284.17
	2014	13.63	14.01	579,978.66
	2015	14.01	13.71	495,054.95
	2016	13.71	14.10	450,542.58
	2017	14.10	14.84	443,085.73
	2018	14.84	14.22	400,134.95
	2019	14.22	15.64	375,163.62
Brighthouse Asset Allocation 40 Investment Division (Class B) (10/7/2011)	2011	11.56	11.95	1,881,823.46
	2012	11.95	13.11	1,827,206.11
	2013	13.11	14.31	1,742,279.70
	2014	14.31	14.78	1,596,035.61
	2015	14.78	14.39	1,423,644.61
	2016	14.39	15.02	1,295,820.04
	2017	15.02	16.36	1,173,650.55
	2018	16.36	15.39	1,025,752.03
	2019	15.39	17.51	926,935.24
Brighthouse Asset Allocation 60 Investment Division (Class B) (10/7/2011)	2011	11.00	11.46	4,212,109.36
	2012	11.46	12.78	3,916,510.83
	2013	12.78	14.84	3,849,805.21
	2014	14.84	15.34	3,460,952.75
	2015	15.34	14.90	3,138,727.70
	2016	14.90	15.71	2,756,916.87
	2017	15.71	17.74	2,306,338.02
	2018	17.74	16.39	1,995,177.63
	2019	16.39	19.26	1,651,956.17
Brighthouse Asset Allocation 80 Investment Division (Class A) (formerly MetLife Growth Strategy Investment Division (Class B)) (4/29/2013)	2013	11.51	13.10	84,466.47
	2014	13.10	13.04	0.00
Brighthouse Asset Allocation 80 Investment Division (Class B) (10/7/2011)	2011	10.36	10.91	3,234,319.70
	2012	10.91	12.39	2,989,661.01
	2013	12.39	15.16	2,776,014.48
	2014	15.16	15.70	2,829,064.72
	2015	15.70	15.19	2,550,335.29
	2016	15.19	16.16	2,273,122.02
	2017	16.16	18.96	2,029,994.25
	2018	18.96	17.14	1,834,442.57
	2019	17.14	20.87	1,620,868.19
Brighthouse Asset Allocation 80 Investment Division (formerly Met/Franklin Templeton Founding Strategy Investment Division (Class B)) (4/28/2008)	2011	8.72	9.30	118,235.45
	2012	9.30	10.63	81,887.81
	2013	10.63	11.43	0.00
Brighthouse Balanced Plus Investment Division (Class B) (10/7/2011)	2011	9.18	9.37	0.00
	2012	9.37	10.43	37,577.60
	2013	10.43	11.73	134,912.15
	2014	11.73	12.66	235,534.34
	2015	12.66	11.95	187,082.17
	2016	11.95	12.75	277,346.18
	2017	12.75	14.84	241,315.16
	2018	14.84	13.53	203,149.10
	2019	13.53	16.46	179,221.68
Brighthouse/Aberdeen Emerging Markets Equity Investment Division (Class B) (10/7/2011)	2011	9.67	9.96	2,084.57
	2012	9.96	11.66	4,652.08
	2013	11.66	10.90	5,079.63
	2014	10.90	10.03	5,489.36
	2015	10.03	8.50	6,147.90
	2016	8.50	9.33	6,048.74
	2017	9.33	11.79	5,688.12
	2018	11.79	9.95	6,053.04
	2019	9.95	11.83	5,849.51
Brighthouse/Artisan Mid Cap Value Investment Division (Class B) (10/7/2011)	2011	27.58	30.34	85,043.81
	2012	30.34	33.31	72,002.19
	2013	33.31	44.76	70,912.01
60

1.60 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2014	44.76	44.78	61,267.45
	2015	44.78	39.81	50,837.31
	2016	39.81	48.06	45,503.05
	2017	48.06	53.23	41,385.22
	2018	53.23	45.35	37,807.15
	2019	45.35	55.09	32,774.86
Brighthouse/Dimensional International Small Company Investment Division (Class B) (10/7/2011)	2011	14.13	14.15	0.00
	2012	14.15	16.41	0.00
	2013	16.41	20.61	0.00
	2014	20.61	18.93	500.29
	2015	18.93	19.70	500.29
	2016	19.70	20.52	500.29
	2017	20.52	26.34	500.29
	2018	26.34	20.59	500.29
	2019	20.59	24.93	500.29
Brighthouse/Eaton Vance Floating Rate Investment Division (Class B) (10/7/2011)	2011	9.97	10.24	0.00
	2012	10.24	10.82	198.66
	2013	10.82	11.06	2,294.25
	2014	11.06	10.96	2,294.25
	2015	10.96	10.70	2,294.25
	2016	10.70	11.50	2,294.25
	2017	11.50	11.74	2,294.25
	2018	11.74	11.59	2,095.59
	2019	11.59	12.20	2,095.59
Brighthouse/Franklin Low Duration Total Return Investment Division (Class B) (10/7/2011)	2011	9.71	9.75	0.00
	2012	9.75	10.02	3,976.94
	2013	10.02	9.97	37,430.75
	2014	9.97	9.92	46,891.68
	2015	9.92	9.70	56,062.50
	2016	9.70	9.84	40,734.58
	2017	9.84	9.82	42,430.37
	2018	9.82	9.70	46,090.72
	2019	9.70	9.99	44,075.92
Brighthouse/Templeton International Bond Investment Division (Class B) (10/7/2011)	2011	11.88	11.92	0.00
	2012	11.92	13.41	0.00
	2013	13.41	13.33	0.00
	2014	13.33	13.27	0.00
	2015	13.27	12.52	0.00
	2016	12.52	12.43	0.00
	2017	12.43	12.25	0.00
	2018	12.25	12.17	0.00
	2019	12.17	12.12	0.00
Brighthouse/Wellington Core Equity Opportunities Investment Division (Class B) (10/7/2011)	2011	27.52	30.09	232,569.13
	2012	30.09	33.35	215,824.92
	2013	33.35	43.77	184,667.89
	2014	43.77	47.53	159,563.74
	2015	47.53	47.78	138,447.95
	2016	47.78	50.34	119,022.16
	2017	50.34	58.86	98,740.45
	2018	58.86	57.72	86,481.41
	2019	57.72	74.21	76,640.47
Brighthouse/Wellington Large Cap Research Investment Division (Class B) (10/7/2011)	2011	54.86	59.26	20,092.73
	2012	59.26	66.14	19,538.65
	2013	66.14	87.41	18,514.71
	2014	87.41	97.64	18,071.62
	2015	97.64	100.41	16,236.69
	2016	100.41	106.99	14,230.56
	2017	106.99	128.40	11,826.72
	2018	128.40	118.36	9,995.13
	2019	118.36	153.54	8,878.38
Clarion Global Real Estate Investment Division (Class B) (10/7/2011)	2011	12.26	13.07	379,396.52
	2012	13.07	16.21	351,309.43
	2013	16.21	16.52	337,121.33
	2014	16.52	18.41	286,256.41
	2015	18.41	17.86	259,140.01
	2016	17.86	17.73	236,263.01
	2017	17.73	19.33	200,298.25
	2018	19.33	17.38	177,451.77
	2019	17.38	21.34	149,530.49
61

1.60 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
Frontier Mid Cap Growth Investment Division (Class B) (10/7/2011)	2011	38.07	40.86	34,230.45
	2012	40.86	44.51	30,165.84
	2013	44.51	58.01	26,795.44
	2014	58.01	63.29	23,383.95
	2015	63.29	63.91	21,905.71
	2016	63.91	66.14	18,043.92
	2017	66.14	81.33	14,152.68
	2018	81.33	75.31	9,896.53
	2019	75.31	98.45	9,737.82
Harris Oakmark International Investment Division (Class B) (10/7/2011)	2011	16.50	16.52	428,563.44
	2012	16.52	21.01	413,396.27
	2013	21.01	26.99	404,858.25
	2014	26.99	25.02	360,517.54
	2015	25.02	23.51	347,351.94
	2016	23.51	25.03	319,034.36
	2017	25.03	32.13	296,443.06
	2018	32.13	24.04	283,330.56
	2019	24.04	29.46	263,079.59
Invesco Balanced-Risk Allocation Investment Division (Class B) (4/30/2012)	2012	1.01	1.04	743,438.84
	2013	1.04	1.04	1,225,191.24
	2014	1.04	1.09	1,086,014.92
	2015	1.09	1.02	923,028.77
	2016	1.02	1.12	1,065,140.30
	2017	1.12	1.22	766,073.29
	2018	1.22	1.12	632,785.85
	2019	1.12	1.27	540,405.97
Invesco Global Equity Investment Division (Class B) (formerly Oppenheimer Global Equity Investment Division (Class B) (10/7/2011))	2011	15.88	16.38	81,469.99
	2012	16.38	19.53	71,670.87
	2013	19.53	24.43	75,606.98
	2014	24.43	24.56	64,482.73
	2015	24.56	25.12	59,783.67
	2016	25.12	24.78	48,704.68
	2017	24.78	33.35	42,820.13
	2018	33.35	28.50	42,834.62
	2019	28.50	36.90	37,511.88
Invesco Global Equity Investment Division (Class B) (formerly Oppenheimer Global Equity Investment Division (Class B) and before that Met/Templeton Growth Investment Division (Class B)) (10/7/2011)	2011	7.95	8.31	14,055.43
	2012	8.31	9.99	11,703.09
	2013	9.99	10.62	0.00
Invesco Small Cap Growth Investment Division (Class B) (10/7/2011)	2011	13.97	15.19	45,471.31
	2012	15.19	17.68	70,471.03
	2013	17.68	24.39	42,555.94
	2014	24.39	25.90	33,765.00
	2015	25.90	25.06	29,261.28
	2016	25.06	27.48	26,651.80
	2017	27.48	33.89	21,870.36
	2018	33.89	30.33	18,763.22
	2019	30.33	37.14	14,830.21
Jennison Growth Investment Division (Class B) (10/7/2011)	2011	4.76	4.95	262,756.56
	2012	4.95	5.63	484,165.29
	2013	5.63	7.57	391,814.88
	2014	7.57	8.11	353,526.29
	2015	8.11	8.82	344,882.05
	2016	8.82	8.67	317,554.41
	2017	8.67	11.69	293,360.12
	2018	11.69	11.51	272,292.69
	2019	11.51	15.01	221,810.49
Jennison Growth Investment Division (Class B) (formerly Oppenheimer Capital Appreciation Investment Division (Class B)) (10/7/2011)	2011	7.50	8.00	115,159.09
	2012	8.00	8.99	0.00
JPMorgan Core Bond Investment Division (Class B) (4/29/2013)	2013	11.12	10.56	4,640.21
	2014	10.56	10.92	4,787.52
	2015	10.92	10.80	4,736.83
	2016	10.80	10.87	4,780.57
	2017	10.87	11.05	5,101.86
	2018	11.05	10.87	4,936.71
	2019	10.87	11.58	134.79
JPMorgan Core Bond Investment Division (Class B) (formerly American Funds® Bond Investment Division (Class C)) (10/7/2011)	2011	10.58	10.72	3,578.50
	2012	10.72	11.07	3,902.67
	2013	11.07	11.04	0.00
JPMorgan Global Active Allocation Investment Division (Class B) (4/30/2012)	2012	1.01	1.04	141,760.02
62

1.60 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2013	1.04	1.14	465,208.71
	2014	1.14	1.20	545,536.95
	2015	1.20	1.19	500,885.87
	2016	1.19	1.21	450,563.36
	2017	1.21	1.39	338,823.09
	2018	1.39	1.27	307,612.49
	2019	1.27	1.46	291,343.28
JPMorgan Global Active Allocation Investment Division (Class B) (formerly Allianz Global Investors Dynamic Multi-Asset Plus investment Division (Class B)) (4/28/2014)	2014	0.99	1.03	13,153.47
	2015	1.03	1.01	13,398.18
	2016	1.01	1.01	28,041.18
	2017	1.01	1.15	25,144.86
	2018	1.15	1.12	0.00
JPMorgan Small Cap Value Investment Division (Class B) (10/7/2011)	2011	11.55	12.82	0.00
	2012	12.82	14.55	0.00
	2013	14.55	19.03	0.00
	2014	19.03	19.55	96.61
	2015	19.55	17.81	96.49
	2016	17.81	22.87	96.38
	2017	22.87	23.25	96.29
	2018	23.25	19.70	96.20
	2019	19.70	23.10	96.12
Loomis Sayles Global Allocation Investment Division (Class B) (formerly Loomis Sayles Global Markets Investment Division (Class B)) (4/29/2019)	2011	11.87	12.52	668.28
	2012	12.52	14.41	2,198.75
	2013	14.41	16.61	57,871.35
	2014	16.61	16.92	46,893.48
	2015	16.92	16.85	39,231.62
	2016	16.85	17.38	31,421.76
	2017	17.38	21.03	30,569.18
	2018	21.03	19.58	26,155.63
	2019	19.58	24.57	23,334.70
Loomis Sayles Global Allocation Investment Division (Class B) (formerly Loomis Sayles Global Markets Investment Division (Class B) (formerly Met/Franklin Income Investment Division (Class B))) (4/28/2008)	2010	10.36	11.04	42,385.77
	2011	11.04	11.09	64,419.92
	2012	11.09	12.28	74,275.04
	2013	12.28	12.81	0.00
Loomis Sayles Growth Investment Division (Class B) (formerly ClearBridge Aggressive Growth Investment Division (Class B)) (10/7/2011)	2011	6.94	7.52	80,192.49
	2012	7.52	8.77	83,579.26
	2013	8.77	12.57	95,987.86
	2014	12.57	14.71	360,568.20
	2015	14.71	13.90	342,924.73
	2016	13.90	14.04	286,707.65
	2017	14.04	16.36	250,715.22
	2018	16.36	14.97	212,454.68
	2019	14.97	18.20	180,504.85
Loomis Sayles Growth Investment Division (Class B) (formerly ClearBridge Aggressive Growth II Investment Division (Class B)) (10/7/2011)	2011	128.88	133.56	26,458.06
	2012	133.56	161.02	24,262.05
	2013	161.02	204.08	21,801.49
	2014	204.08	212.38	0.00
Loomis Sayles Small Cap Core Investment Division (Class B) (10/7/2011)	2011	30.34	34.13	55,181.47
	2012	34.13	38.38	52,532.59
	2013	38.38	53.13	50,028.12
	2014	53.13	54.12	42,538.86
	2015	54.12	52.33	36,046.68
	2016	52.33	61.28	29,767.48
	2017	61.28	69.33	26,022.03
	2018	69.33	60.51	21,466.38
	2019	60.51	74.58	18,778.61
MetLife Aggregate Bond Index Investment Division (Class B) (10/7/2011)	2011	15.81	15.99	960,627.22
	2012	15.99	16.31	992,619.62
	2013	16.31	15.64	1,001,308.35
	2014	15.64	16.24	900,504.49
	2015	16.24	16.00	717,179.58
	2016	16.00	16.08	746,438.83
	2017	16.08	16.29	732,671.70
	2018	16.29	15.96	667,433.26
	2019	15.96	17.02	608,693.66
MetLife Mid Cap Stock Index Investment Division (Class B) (10/7/2011)	2011	14.92	16.40	248,258.06
	2012	16.40	18.94	246,612.80
	2013	18.94	24.75	226,602.35
63

1.60 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2014	24.75	26.61	193,235.07
	2015	26.61	25.50	176,633.99
	2016	25.50	30.15	168,752.51
	2017	30.15	34.31	144,284.35
	2018	34.31	29.88	126,050.50
	2019	29.88	36.92	109,061.77
MetLife MSCI EAFE® Index Investment Division (Class B) (10/7/2011)	2011	10.63	10.74	493,952.54
	2012	10.74	12.48	443,217.81
	2013	12.48	14.93	381,437.50
	2014	14.93	13.77	367,482.10
	2015	13.77	13.38	314,677.71
	2016	13.38	13.29	342,984.54
	2017	13.29	16.30	289,653.19
	2018	16.30	13.78	278,894.36
	2019	13.78	16.49	257,955.63
MetLife Multi-Index Targeted Risk Investment Division (Class B) (11/12/2012)	2012	0.98	1.01	0.00
	2013	1.01	1.12	181,580.92
	2014	1.12	1.21	668,695.18
	2015	1.21	1.17	1,005,310.87
	2016	1.17	1.20	887,898.56
	2017	1.20	1.37	753,018.61
	2018	1.37	1.25	537,637.47
	2019	1.25	1.50	452,228.76
MetLife Russell 2000® Index Investment Division (Class B) (10/7/2011)	2011	14.69	16.57	150,708.05
	2012	16.57	18.93	143,094.71
	2013	18.93	25.74	132,417.34
	2014	25.74	26.55	127,238.48
	2015	26.55	24.95	111,590.49
	2016	24.95	29.70	101,182.59
	2017	29.70	33.44	86,142.08
	2018	33.44	29.23	75,650.03
	2019	29.23	36.04	69,220.89
MetLife Stock Index Investment Division (Class B) (10/7/2011)	2011	33.99	37.01	651,882.86
	2012	37.01	42.04	635,176.46
	2013	42.04	54.49	496,068.29
	2014	54.49	60.65	430,697.22
	2015	60.65	60.23	360,321.85
	2016	60.23	66.02	355,379.01
	2017	66.02	78.77	320,004.42
	2018	78.77	73.77	272,245.24
	2019	73.77	94.96	251,215.60
MFS® Research International Investment Division (Class B) (10/7/2011)	2011	12.32	12.49	324,836.53
	2012	12.49	14.35	318,273.89
	2013	14.35	16.84	307,061.98
	2014	16.84	15.42	272,869.55
	2015	15.42	14.91	267,478.97
	2016	14.91	14.54	257,925.28
	2017	14.54	18.34	244,072.00
	2018	18.34	15.52	237,030.26
	2019	15.52	19.61	231,940.25
MFS® Total Return Investment Division (Class B) (10/7/2011)	2011	40.29	42.61	38,843.68
	2012	42.61	46.67	39,502.43
	2013	46.67	54.52	32,797.29
	2014	54.52	58.14	27,678.75
	2015	58.14	56.99	22,645.39
	2016	56.99	61.09	20,498.24
	2017	61.09	67.44	17,630.13
	2018	67.44	62.50	13,722.00
	2019	62.50	73.86	11,222.73
MFS® Value Investment Division (Class B) (10/7/2011)	2011	10.54	11.50	241,492.65
	2012	11.50	13.16	228,041.64
	2013	13.16	17.54	423,903.26
	2014	17.54	19.09	368,080.10
	2015	19.09	18.72	338,720.22
	2016	18.72	21.02	309,156.95
	2017	21.02	24.32	284,573.93
	2018	24.32	21.48	351,235.61
	2019	21.48	27.45	343,150.56
MFS® Value Investment Division (Class B) (formerly BlackRock Large Cap Value Investment Division (Class B)) (10/7/2011)	2011	9.88	10.89	255,339.11
	2012	10.89	12.21	238,135.77
	2013	12.21	15.84	239,108.96
	2014	15.84	17.10	203,663.54
	2015	17.10	15.79	194,208.29
64

1.60 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2016	15.79	18.35	170,300.76
	2017	18.35	19.39	141,148.23
	2018	19.39	18.69	0.00
Morgan Stanley Discovery Investment Division (Class B) (formerly Morgan Stanley Mid Cap Growth Investment Division (Class B)) (4/29/2019)	2011	13.12	13.32	122,560.15
	2012	13.32	14.32	123,278.06
	2013	14.32	19.60	116,172.00
	2014	19.60	19.48	97,193.09
	2015	19.48	18.21	88,615.15
	2016	18.21	16.40	72,651.26
	2017	16.40	22.59	59,699.89
	2018	22.59	24.49	57,912.45
	2019	24.49	33.77	53,899.98
Neuberger Berman Genesis Investment Division (Class B) (10/7/2011)	2011	15.06	16.61	197,376.09
	2012	16.61	17.94	181,866.96
	2013	17.94	24.39	188,037.50
	2014	24.39	23.93	169,195.81
	2015	23.93	23.64	149,426.99
	2016	23.64	27.55	131,314.03
	2017	27.55	31.31	116,480.22
	2018	31.31	28.66	107,070.51
	2019	28.66	36.50	96,104.41
Neuberger Berman Genesis Investment Division (Class B) (formerly MLA Mid Cap Investment Division (Class B)) (10/7/2011)	2011	13.07	14.26	35,294.31
	2012	14.26	14.78	38,338.21
	2013	14.78	16.01	0.00
PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014)	2014	0.99	1.03	931.73
	2015	1.03	0.96	44,019.93
	2016	0.96	1.05	226,738.58
	2017	1.05	1.16	167,585.97
	2018	1.16	1.06	127,493.89
	2019	1.06	1.27	190,432.58
PIMCO Inflation Protected Bond Investment Division (Class B) (10/7/2011)	2011	14.56	14.83	375,395.10
	2012	14.83	15.93	398,156.01
	2013	15.93	14.22	299,025.81
	2014	14.22	14.40	260,031.26
	2015	14.40	13.73	227,155.33
	2016	13.73	14.19	199,164.86
	2017	14.19	14.45	153,407.91
	2018	14.45	13.87	134,880.02
	2019	13.87	14.78	106,894.00
PIMCO Total Return Investment Division (Class B) (10/7/2011)	2011	15.95	16.30	578,370.15
	2012	16.30	17.53	596,834.07
	2013	17.53	16.92	498,548.19
	2014	16.92	17.35	403,877.20
	2015	17.35	17.08	342,977.94
	2016	17.08	17.24	301,214.74
	2017	17.24	17.74	272,182.20
	2018	17.74	17.41	216,257.85
	2019	17.41	18.59	195,446.04
Schroders Global Multi-Asset Investment Division (Class B) (4/30/2012)	2012	1.01	1.06	139,584.42
	2013	1.06	1.15	428,329.28
	2014	1.15	1.22	514,423.95
	2015	1.22	1.19	262,871.41
	2016	1.19	1.24	346,044.53
	2017	1.24	1.39	251,644.87
	2018	1.39	1.24	452,039.87
	2019	1.24	1.49	397,322.52
Schroders Global Multi-Asset Investment Division (Class B) (formerly Pyramis® Managed Risk Investment Division (Class B)) (4/29/2013)	2013	10.21	10.73	9,948.99
	2014	10.73	11.48	13,826.12
	2015	11.48	11.15	20,655.12
	2016	11.15	11.48	19,826.39
	2017	11.48	13.16	27,050.78
	2018	13.16	12.57	0.00
SSGA Growth and Income ETF Investment Division (Class B) (10/7/2011)	2011	10.87	11.49	274,825.40
	2012	11.49	12.76	310,451.12
	2013	12.76	14.19	456,325.24
	2014	14.19	14.77	399,489.73
	2015	14.77	14.25	268,950.62
	2016	14.25	14.84	188,614.77
	2017	14.84	16.92	130,093.60
	2018	16.92	15.56	125,630.73
	2019	15.56	18.32	124,828.18
SSGA Growth ETF Investment Division (Class B) (10/7/2011))	2011	10.10	10.73	145,727.00
65

1.60 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2012	10.73	12.14	141,766.85
	2013	12.14	14.11	99,290.55
	2014	14.11	14.64	87,173.98
	2015	14.64	14.07	68,205.32
	2016	14.07	14.80	50,700.29
	2017	14.80	17.43	42,812.89
	2018	17.43	15.65	40,607.86
	2019	15.65	18.86	40,142.15
T. Rowe Price Large Cap Growth Investment Division (Class B)	2013	16.91	21.33	329,949.87
	2014	21.33	22.84	306,743.28
	2015	22.84	24.85	304,653.21
	2016	24.85	24.83	269,065.89
	2017	24.83	32.61	243,738.44
	2018	32.61	31.72	221,668.20
	2019	31.72	40.77	188,389.47
T. Rowe Price Large Cap Growth Investment Division (Class B) (formerly RCM Technology Investment Division (Class B)) (10/7/2011)	2011	5.98	6.01	303,932.87
	2012	6.01	6.63	281,002.42
	2013	6.63	6.93	0.00
T. Rowe Price Mid Cap Growth Investment Division (Class B) (10/7/2011)	2011	9.27	9.94	246,838.05
	2012	9.94	11.12	218,366.58
	2013	11.12	14.95	212,814.14
	2014	14.95	16.60	206,983.53
	2015	16.60	17.42	201,558.01
	2016	17.42	18.21	174,333.32
	2017	18.21	22.36	143,963.16
	2018	22.36	21.52	123,362.65
	2019	21.52	27.76	113,851.65
T. Rowe Price Small Cap Growth Investment Division (Class B) (10/7/2011)	2011	15.78	17.60	101,552.06
	2012	17.60	20.08	90,749.18
	2013	20.08	28.49	87,952.80
	2014	28.49	29.90	76,160.57
	2015	29.90	30.15	77,376.98
	2016	30.15	33.08	72,044.57
	2017	33.08	39.90	62,778.67
	2018	39.90	36.60	54,350.33
	2019	36.60	47.85	43,979.04
VanEck Global Natural Resources Investment Division (Class B) (10/7/2011)	2011	14.72	15.36	181.88
	2012	15.36	15.50	36.27
	2013	15.50	16.90	37.17
	2014	16.90	13.50	44.15
	2015	13.50	8.93	60.22
	2016	8.93	12.63	54.95
	2017	12.63	12.34	65.41
	2018	12.34	8.64	68.66
	2019	8.64	9.55	86.67
Victory Sycamore Mid Cap Value Investment Division (Class B)	2012	24.65	25.30	228,120.83
	2013	25.30	32.45	203,212.00
	2014	32.45	35.01	180,862.55
	2015	35.01	31.36	159,778.74
	2016	31.36	35.65	139,621.00
	2017	35.65	38.41	124,761.61
	2018	38.41	33.96	106,014.44
	2019	33.96	43.11	94,662.28
Victory Sycamore Mid Cap Value Investment Division (Class B) (formerly Neuberger Berman Mid Cap Value Investment Division (Class B)) (10/07/2011)	2011	20.22	22.41	238,737.31
	2012	22.41	24.77	0.00
Western Asset Management Government Income Investment Division (Class B) (formerly Fidelity Institutional Asset Management® Government Income Portfolio (Class B)) (4/30/2012)	2012	10.75	10.90	17,925.76
	2013	10.90	10.24	17,427.65
	2014	10.24	10.84	43,330.55
	2015	10.84	10.71	20,852.97
	2016	10.71	10.68	67,618.89
	2017	10.68	10.79	21,559.66
	2018	10.79	10.61	17,770.97
	2019	10.61	11.22	17,230.66
Western Asset Management Strategic Bond Opportunities Investment Division (Class B)	2016	28.72	29.75	211,811.84
	2017	29.75	31.61	183,340.19
	2018	31.61	29.85	155,774.03
	2019	29.85	33.56	139,538.26
66

1.60 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
Western Asset Management Strategic Bond Opportunities Investment Division (Class B) (formerly Lord Abbett Bond Debenture Investment Division (Class B)) (10/7/2011)	2011	21.88	23.15	185,375.17
	2012	23.15	25.73	174,088.59
	2013	25.73	27.35	161,214.69
	2014	27.35	28.21	153,955.54
	2015	28.21	27.16	137,178.86
	2016	27.16	27.97	0.00
Western Asset Management Strategic Bond Opportunities Investment Division (Class E)	2016	29.31	30.39	68,427.30
	2017	30.39	32.29	52,422.78
	2018	32.29	30.53	48,790.87
	2019	30.53	34.35	40,229.35
Western Asset Management Strategic Bond Opportunities Investment Division (Class E) (formerly Pioneer Strategic Income Investment Division (Class E)) (10/7/2011)	2011	24.02	24.61	2,782.74
	2012	24.61	26.99	5,203.24
	2013	26.99	26.94	4,342.26
	2014	26.94	27.69	4,372.94
	2015	27.69	26.85	4,600.11
	2016	26.85	27.50	0.00
Western Asset Management U.S. Government Investment Division (Class B) (10/7/2011)	2011	17.33	17.42	210,771.08
	2012	17.42	17.67	205,205.44
	2013	17.67	17.23	192,792.80
	2014	17.23	17.39	162,002.75
	2015	17.39	17.17	149,486.46
	2016	17.17	17.07	138,577.66
	2017	17.07	17.08	130,596.61
	2018	17.08	16.92	114,840.29
	2019	16.92	17.62	101,968.19

	At 1.85 Separate Account Charge:
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
American Funds Global Small Capitalization Investment Division (Class 2) (10/7/2011)	2011	22.62	23.31	296,003.82
	2012	23.31	27.04	274,985.36
	2013	27.04	34.05	252,109.23
	2014	34.05	34.14	218,405.43
	2015	34.14	33.60	197,683.97
	2016	33.60	33.67	166,851.39
	2017	33.67	41.62	145,959.17
	2018	41.62	36.54	129,466.68
	2019	36.54	47.18	112,525.13
American Funds Growth-Income Investment Division (Class 2) (10/7/2011)	2011	83.52	89.31	107,196.01
	2012	89.31	102.99	105,246.29
	2013	102.99	134.98	93,562.95
	2014	134.98	146.60	81,595.94
	2015	146.60	146.00	70,001.13
	2016	146.00	159.84	63,459.98
	2017	159.84	192.04	53,556.18
	2018	192.04	185.13	46,395.36
	2019	185.13	229.24	41,162.62

1.65 Separate Account Charge
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
AB Global Dynamic Allocation Investment Division (Class B) (10/7/2011)	2011	9.42	9.71	58,398.55
	2012	9.71	10.52	187,622.64
	2013	10.52	11.50	183,445.63
	2014	11.50	12.14	170,567.05
	2015	12.14	12.01	143,938.92
	2016	12.01	12.24	121,767.69
	2017	12.24	13.68	108,474.02
67

1.65 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2018	13.68	12.52	88,865.04
	2019	12.52	14.54	80,917.05
American Funds® Balanced Allocation Investment Division (Class C) (10/7/2011)	2011	9.07	9.45	25,977.29
	2012	9.45	10.56	19,432.98
	2013	10.56	12.31	23,174.93
	2014	12.31	12.84	40,969.04
	2015	12.84	12.54	49,256.83
	2016	12.54	13.30	43,322.71
	2017	13.30	15.29	62,179.43
	2018	15.29	14.39	46,506.19
	2019	14.39	16.92	54,181.14
American Funds® Growth Allocation Investment Division (Class C) (10/7/2011)	2011	8.31	8.75	37,674.58
	2012	8.75	10.00	42,544.77
	2013	10.00	12.31	21,860.96
	2014	12.31	12.88	28,549.55
	2015	12.88	12.57	33,197.93
	2016	12.57	13.47	22,801.98
	2017	13.47	16.08	39,494.73
	2018	16.08	14.91	70,858.63
	2019	14.91	18.13	65,098.85
American Funds® Growth Investment Division (Class C) (10/7/2011)	2011	8.09	8.57	53,445.80
	2012	8.57	9.90	48,781.11
	2013	9.90	12.64	45,491.23
	2014	12.64	13.45	38,050.53
	2015	13.45	14.09	37,087.26
	2016	14.09	15.12	36,174.34
	2017	15.12	19.03	33,235.51
	2018	19.03	18.62	23,748.38
	2019	18.62	23.88	22,190.87
American Funds® Moderate Allocation Investment Division (Class C) (10/7/2011)	2011	9.58	9.92	127,149.49
	2012	9.92	10.81	121,233.87
	2013	10.81	12.07	73,182.11
	2014	12.07	12.60	76,374.15
	2015	12.60	12.30	55,521.35
	2016	12.30	12.95	85,419.70
	2017	12.95	14.39	82,248.99
	2018	14.39	13.67	75,043.96
	2019	13.67	15.62	51,691.64
AQR Global Risk Balanced Investment Division (Class B) (10/7/2011)	2011	10.19	10.58	76,461.81
	2012	10.58	11.51	291,294.97
	2013	11.51	10.93	269,266.64
	2014	10.93	11.19	235,295.05
	2015	11.19	9.95	166,747.28
	2016	9.95	10.66	130,679.54
	2017	10.66	11.52	114,765.32
	2018	11.52	10.61	92,679.43
	2019	10.61	12.51	78,305.89
Baillie Gifford International Stock Investment Division (Class B) (10/7/2011)	2011	10.12	10.14	10,044.05
	2012	10.14	11.90	8,690.17
	2013	11.90	13.48	8,438.05
	2014	13.48	12.82	8,153.64
	2015	12.82	12.33	6,199.51
	2016	12.33	12.75	3,440.39
	2017	12.75	16.91	2,859.13
	2018	16.91	13.77	2,822.80
	2019	13.77	17.94	2,298.21
BlackRock Bond Income Investment Division (Class B) (10/7/2011)	2011	50.82	51.63	19,655.22
	2012	51.63	54.48	24,634.81
	2013	54.48	53.04	24,258.62
	2014	53.04	55.73	20,762.55
	2015	55.73	55.01	28,891.16
	2016	55.01	55.66	27,500.43
	2017	55.66	56.85	23,738.66
	2018	56.85	55.57	27,241.33
	2019	55.57	59.89	23,657.29
BlackRock Capital Appreciation Investment Division (Class B) (10/7/2011)	2011	26.15	27.19	10,262.52
	2012	27.19	30.50	11,508.36
	2013	30.50	40.18	10,889.51
	2014	40.18	42.94	8,564.29
	2015	42.94	44.77	7,217.32
	2016	44.77	43.97	4,779.74
	2017	43.97	57.78	4,166.52
68

1.65 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2018	57.78	58.06	2,064.51
	2019	58.06	75.69	1,869.57
BlackRock Global Tactical Strategies Investment Division (Class B) (10/7/2011)	2011	9.26	9.55	103,682.93
	2012	9.55	10.25	196,460.07
	2013	10.25	11.12	222,795.95
	2014	11.12	11.59	166,436.48
	2015	11.59	11.38	154,072.55
	2016	11.38	11.69	135,377.79
	2017	11.69	13.04	117,396.94
	2018	13.04	11.90	100,259.63
	2019	11.90	14.12	89,239.59
BlackRock Ultra-Short Term Bond Investment Division (Class B) (10/7/2011)	2011	21.47	21.39	317,520.61
	2012	21.39	21.03	207,757.64
	2013	21.03	20.69	217,008.22
	2014	20.69	20.35	202,030.75
	2015	20.35	20.02	163,814.33
	2016	20.02	19.71	134,794.02
	2017	19.71	19.51	106,688.28
	2018	19.51	19.49	78,758.30
	2019	19.49	19.53	73,277.22
Brighthouse Asset Allocation 100 Investment Division (Class B) (10/7/2011)	2011	9.66	10.24	8,339.65
	2012	10.24	11.76	8,120.98
	2013	11.76	14.98	1,131.82
	2014	14.98	15.48	1,125.48
	2015	15.48	14.92	729.76
	2016	14.92	16.00	1,209.10
	2017	16.00	19.34	1,204.02
	2018	19.34	17.11	7,740.19
	2019	17.11	21.46	7,700.60
Brighthouse Asset Allocation 20 Investment Division (Class B) (10/7/2011)	2011	12.02	12.32	367,204.20
	2012	12.32	13.23	403,006.22
	2013	13.23	13.57	385,103.45
	2014	13.57	13.94	391,989.43
	2015	13.94	13.63	280,913.99
	2016	13.63	14.02	295,960.98
	2017	14.02	14.75	205,663.43
	2018	14.75	14.12	170,788.61
	2019	14.12	15.52	138,759.23
Brighthouse Asset Allocation 40 Investment Division (Class B) (10/7/2011)	2011	11.52	11.91	362,177.58
	2012	11.91	13.06	356,238.35
	2013	13.06	14.25	324,721.08
	2014	14.25	14.71	282,339.09
	2015	14.71	14.31	270,492.64
	2016	14.31	14.94	255,788.62
	2017	14.94	16.26	213,993.17
	2018	16.26	15.28	166,868.76
	2019	15.28	17.38	136,408.88
Brighthouse Asset Allocation 60 Investment Division (Class B) (10/7/2011)	2011	10.96	11.43	838,757.28
	2012	11.43	12.73	746,282.24
	2013	12.73	14.77	693,491.64
	2014	14.77	15.26	603,055.37
	2015	15.26	14.82	560,286.05
	2016	14.82	15.62	495,138.29
	2017	15.62	17.63	457,543.54
	2018	17.63	16.27	383,743.34
	2019	16.27	19.12	341,456.44
Brighthouse Asset Allocation 80 Investment Division (Class A) (formerly MetLife Growth Strategy Investment Division (Class B)) (4/29/2013)	2013	11.48	13.06	13,138.03
	2014	13.06	13.00	0.00
Brighthouse Asset Allocation 80 Investment Division (Class B) (10/7/2011)	2011	10.33	10.88	356,383.45
	2012	10.88	12.34	226,623.31
	2013	12.34	15.09	186,422.80
	2014	15.09	15.62	187,034.22
	2015	15.62	15.11	142,688.24
	2016	15.11	16.07	141,052.13
	2017	16.07	18.84	127,770.84
	2018	18.84	17.02	117,491.98
	2019	17.02	20.72	80,126.23
Brighthouse Asset Allocation 80 Investment Division (formerly Met/Franklin Templeton Founding Strategy Investment Division (Class B)) (4/28/2008)	2011	8.70	9.28	9,548.87
	2012	9.28	10.60	9,106.65
	2013	10.60	11.41	0.00
Brighthouse Balanced Plus Investment Division (Class B) (10/7/2011)	2011	9.18	9.36	79,729.72
	2012	9.36	10.42	201,765.55
69

1.65 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2013	10.42	11.72	348,560.53
	2014	11.72	12.64	385,824.70
	2015	12.64	11.92	334,717.47
	2016	11.92	12.71	295,180.55
	2017	12.71	14.80	261,707.07
	2018	14.80	13.48	202,518.22
	2019	13.48	16.39	163,077.65
Brighthouse/Aberdeen Emerging Markets Equity Investment Division (Class B) (10/7/2011)	2011	9.65	9.93	7,513.65
	2012	9.93	11.62	6,435.01
	2013	11.62	10.86	5,881.20
	2014	10.86	9.98	5,503.24
	2015	9.98	8.46	9,124.69
	2016	8.46	9.28	5,859.01
	2017	9.28	11.72	4,909.01
	2018	11.72	9.89	3,666.32
	2019	9.89	11.75	3,470.23
Brighthouse/Artisan Mid Cap Value Investment Division (Class B) (10/7/2011)	2011	27.33	30.06	6,503.90
	2012	30.06	32.99	5,174.05
	2013	32.99	44.30	5,100.21
	2014	44.30	44.30	3,800.61
	2015	44.30	39.36	3,025.16
	2016	39.36	47.49	2,666.63
	2017	47.49	52.58	2,004.54
	2018	52.58	44.77	1,914.46
	2019	44.77	54.36	2,114.40
Brighthouse/Dimensional International Small Company Investment Division (Class B) (10/7/2011)	2011	14.11	14.12	2,965.54
	2012	14.12	16.38	2,938.93
	2013	16.38	20.56	2,689.74
	2014	20.56	18.87	2,186.73
	2015	18.87	19.63	653.99
	2016	19.63	20.43	651.13
	2017	20.43	26.22	648.72
	2018	26.22	20.48	977.10
	2019	20.48	24.79	940.34
Brighthouse/Eaton Vance Floating Rate Investment Division (Class B) (10/7/2011)	2011	9.96	10.24	2,075.00
	2012	10.24	10.81	5,451.18
	2013	10.81	11.04	44,150.74
	2014	11.04	10.94	52,780.14
	2015	10.94	10.67	29,303.10
	2016	10.67	11.46	27,026.33
	2017	11.46	11.69	26,993.47
	2018	11.69	11.54	37,178.67
	2019	11.54	12.14	37,136.38
Brighthouse/Franklin Low Duration Total Return Investment Division (Class B) (10/7/2011)	2011	9.70	9.75	16,056.26
	2012	9.75	10.01	59,136.25
	2013	10.01	9.96	61,431.63
	2014	9.96	9.90	76,358.90
	2015	9.90	9.68	51,796.33
	2016	9.68	9.82	22,512.01
	2017	9.82	9.78	20,310.63
	2018	9.78	9.66	10,418.55
	2019	9.66	9.95	12,901.16
Brighthouse/Templeton International Bond Investment Division (Class B) (10/7/2011)	2011	11.87	11.91	0.00
	2012	11.91	13.39	0.00
	2013	13.39	13.30	0.00
	2014	13.30	13.23	0.00
	2015	13.23	12.48	0.00
	2016	12.48	12.38	0.00
	2017	12.38	12.19	0.00
	2018	12.19	12.11	0.00
	2019	12.11	12.05	0.00
Brighthouse/Wellington Core Equity Opportunities Investment Division (Class B) (10/7/2011)	2011	27.28	29.83	22,395.86
	2012	29.83	33.05	14,901.85
	2013	33.05	43.35	14,147.84
	2014	43.35	47.06	11,637.71
	2015	47.06	47.28	10,925.23
	2016	47.28	49.79	9,694.61
	2017	49.79	58.19	10,272.53
70

1.65 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2018	58.19	57.03	9,268.74
	2019	57.03	73.28	7,852.22
Brighthouse/Wellington Large Cap Research Investment Division (Class B) (10/7/2011)	2011	54.09	58.42	1,806.56
	2012	58.42	65.17	1,154.02
	2013	65.17	86.08	1,100.07
	2014	86.08	96.11	726.81
	2015	96.11	98.79	301.33
	2016	98.79	105.21	0.00
	2017	105.21	126.20	0.00
	2018	126.20	116.28	0.00
	2019	116.28	150.76	0.00
Clarion Global Real Estate Investment Division (Class B) (10/7/2011)	2011	12.21	13.02	40,306.61
	2012	13.02	16.14	37,122.74
	2013	16.14	16.44	54,129.32
	2014	16.44	18.31	35,022.58
	2015	18.31	17.76	29,355.03
	2016	17.76	17.62	25,585.17
	2017	17.62	19.20	21,838.06
	2018	19.20	17.25	19,162.31
	2019	17.25	21.18	17,888.97
Frontier Mid Cap Growth Investment Division (Class B) (10/7/2011)	2011	37.62	40.38	3,451.97
	2012	40.38	43.96	2,462.23
	2013	43.96	57.27	2,135.58
	2014	57.27	62.46	2,955.21
	2015	62.46	63.03	2,832.95
	2016	63.03	65.20	1,918.40
	2017	65.20	80.13	1,575.03
	2018	80.13	74.16	1,315.48
	2019	74.16	96.90	1,234.97
Harris Oakmark International Investment Division (Class B) (10/7/2011)	2011	16.41	16.44	33,109.16
	2012	16.44	20.90	31,381.76
	2013	20.90	26.82	29,408.92
	2014	26.82	24.86	22,526.74
	2015	24.86	23.34	20,025.08
	2016	23.34	24.84	14,215.26
	2017	24.84	31.87	11,020.43
	2018	31.87	23.83	10,460.57
	2019	23.83	29.19	8,873.10
Invesco Balanced-Risk Allocation Investment Division (Class B) (4/30/2012)	2012	1.01	1.04	468,572.00
	2013	1.04	1.04	467,431.98
	2014	1.04	1.08	394,745.96
	2015	1.08	1.02	336,791.93
	2016	1.02	1.12	304,224.75
	2017	1.12	1.21	303,847.52
	2018	1.21	1.12	251,357.12
	2019	1.12	1.27	216,413.15
Invesco Global Equity Investment Division (Class B) (formerly Oppenheimer Global Equity Investment Division (Class B) (10/7/2011))	2011	15.76	16.26	8,439.75
	2012	16.26	19.38	8,547.36
	2013	19.38	24.23	12,205.61
	2014	24.23	24.34	12,557.51
	2015	24.34	24.89	10,003.21
	2016	24.89	24.53	7,531.84
	2017	24.53	33.00	6,241.09
	2018	33.00	28.19	5,865.91
	2019	28.19	36.48	4,196.11
Invesco Global Equity Investment Division (Class B) (formerly Oppenheimer Global Equity Investment Division (Class B) and before that Met/Templeton Growth Investment Division (Class B)) (10/7/2011)	2011	7.93	8.29	2,115.55
	2012	8.29	9.97	5,813.29
	2013	9.97	10.59	0.00
Invesco Small Cap Growth Investment Division (Class B) (10/7/2011)	2011	13.90	15.12	2,054.73
	2012	15.12	17.58	557.18
	2013	17.58	24.24	1,700.55
	2014	24.24	25.73	2,181.34
	2015	25.73	24.88	1,446.42
	2016	24.88	27.27	2,691.73
	2017	27.27	33.62	2,702.69
	2018	33.62	30.07	4,044.24
	2019	30.07	36.80	2,450.58
Jennison Growth Investment Division (Class B) (10/7/2011)	2011	4.73	4.92	10,168.70
	2012	4.92	5.59	39,629.07
	2013	5.59	7.52	22,124.33
	2014	7.52	8.05	24,213.68
71

1.65 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2015	8.05	8.75	26,962.82
	2016	8.75	8.60	18,818.81
	2017	8.60	11.58	16,298.77
	2018	11.58	11.41	23,614.44
	2019	11.41	14.87	16,380.05
Jennison Growth Investment Division (Class B) (formerly Oppenheimer Capital Appreciation Investment Division (Class B)) (10/7/2011)	2011	7.47	7.95	19,258.26
	2012	7.95	8.94	0.00
JPMorgan Core Bond Investment Division (Class B) (4/29/2013)	2013	11.09	10.53	44,113.84
	2014	10.53	10.88	34,528.56
	2015	10.88	10.76	29,356.00
	2016	10.76	10.82	29,277.70
	2017	10.82	10.99	29,710.98
	2018	10.99	10.82	27,019.19
	2019	10.82	11.51	18,926.45
JPMorgan Core Bond Investment Division (Class B) (formerly American Funds® Bond Investment Division (Class C)) (10/7/2011)	2011	10.56	10.70	31,173.38
	2012	10.70	11.04	54,846.96
	2013	11.04	11.01	0.00
JPMorgan Global Active Allocation Investment Division (Class B) (4/30/2012)	2012	1.01	1.04	194,176.61
	2013	1.04	1.14	639,945.56
	2014	1.14	1.20	781,878.73
	2015	1.20	1.19	677,822.08
	2016	1.19	1.20	639,606.45
	2017	1.20	1.38	505,099.26
	2018	1.38	1.26	446,069.05
	2019	1.26	1.45	333,135.52
JPMorgan Global Active Allocation Investment Division (Class B) (formerly Allianz Global Investors Dynamic Multi-Asset Plus investment Division (Class B)) (4/28/2014)	2014	0.99	1.03	41,417.89
	2015	1.03	1.01	62,447.34
	2016	1.01	1.01	26,213.56
	2017	1.01	1.15	23,967.80
	2018	1.15	1.12	0.00
JPMorgan Small Cap Value Investment Division (Class B) (10/7/2011)	2011	11.52	12.77	1,331.61
	2012	12.77	14.49	1,351.94
	2013	14.49	18.95	607.74
	2014	18.95	19.45	1,044.54
	2015	19.45	17.71	695.46
	2016	17.71	22.74	863.84
	2017	22.74	23.11	1,990.49
	2018	23.11	19.57	1,889.07
	2019	19.57	22.93	1,584.42
Loomis Sayles Global Allocation Investment Division (Class B) (formerly Loomis Sayles Global Markets Investment Division (Class B)) (4/29/2019)	2011	11.84	12.49	1,846.54
	2012	12.49	14.36	2,086.83
	2013	14.36	16.55	17,268.28
	2014	16.55	16.84	16,104.50
	2015	16.84	16.77	14,553.02
	2016	16.77	17.28	11,498.78
	2017	17.28	20.91	9,495.61
	2018	20.91	19.46	5,434.65
	2019	19.46	24.41	4,364.56
Loomis Sayles Global Allocation Investment Division (Class B) (formerly Loomis Sayles Global Markets Investment Division (Class B) (formerly Met/Franklin Income Investment Division (Class B))) (4/28/2008)	2010	10.35	11.02	22,374.70
	2011	11.02	11.07	29,960.18
	2012	11.07	12.25	22,368.69
	2013	12.25	12.78	0.00
Loomis Sayles Growth Investment Division (Class B) (formerly ClearBridge Aggressive Growth Investment Division (Class B)) (10/7/2011)	2011	6.90	7.48	11,470.45
	2012	7.48	8.72	21,676.68
	2013	8.72	12.49	23,249.58
	2014	12.49	14.61	75,974.95
	2015	14.61	13.79	69,012.16
	2016	13.79	13.93	47,346.14
	2017	13.93	16.23	37,667.55
	2018	16.23	14.83	34,988.33
	2019	14.83	18.03	32,468.88
Loomis Sayles Growth Investment Division (Class B) (formerly ClearBridge Aggressive Growth II Investment Division (Class B)) (10/7/2011)	2011	126.99	131.58	6,397.57
	2012	131.58	158.56	6,238.36
	2013	158.56	200.86	5,200.80
	2014	200.86	209.00	0.00
72

1.65 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
Loomis Sayles Small Cap Core Investment Division (Class B) (10/7/2011)	2011	30.08	33.83	4,008.23
	2012	33.83	38.02	3,093.54
	2013	38.02	52.61	2,387.16
	2014	52.61	53.56	2,339.22
	2015	53.56	51.77	1,885.64
	2016	51.77	60.58	1,391.81
	2017	60.58	68.51	1,411.39
	2018	68.51	59.77	1,295.08
	2019	59.77	73.63	717.93
MetLife Aggregate Bond Index Investment Division (Class B) (10/7/2011)	2011	15.71	15.89	165,580.14
	2012	15.89	16.19	203,375.88
	2013	16.19	15.53	183,296.20
	2014	15.53	16.11	186,130.30
	2015	16.11	15.86	181,844.68
	2016	15.86	15.93	140,837.73
	2017	15.93	16.14	123,657.53
	2018	16.14	15.80	86,937.57
	2019	15.80	16.84	75,567.66
MetLife Mid Cap Stock Index Investment Division (Class B) (10/7/2011)	2011	14.84	16.31	32,458.21
	2012	16.31	18.82	35,346.48
	2013	18.82	24.59	35,836.03
	2014	24.59	26.42	37,855.61
	2015	26.42	25.30	39,448.89
	2016	25.30	29.90	24,804.46
	2017	29.90	34.01	21,286.81
	2018	34.01	29.60	13,986.31
	2019	29.60	36.56	12,574.43
MetLife MSCI EAFE® Index Investment Division (Class B) (10/7/2011)	2011	10.56	10.67	71,557.02
	2012	10.67	12.39	63,474.31
	2013	12.39	14.81	51,457.47
	2014	14.81	13.66	49,094.51
	2015	13.66	13.26	57,405.74
	2016	13.26	13.17	43,173.29
	2017	13.17	16.15	36,000.51
	2018	16.15	13.65	26,459.85
	2019	13.65	16.32	22,714.07
MetLife Multi-Index Targeted Risk Investment Division (Class B) (11/12/2012)	2012	0.98	1.01	10,927.33
	2013	1.01	1.12	418,742.16
	2014	1.12	1.20	653,183.59
	2015	1.20	1.17	643,673.70
	2016	1.17	1.20	551,043.15
	2017	1.20	1.37	458,642.25
	2018	1.37	1.25	361,452.64
	2019	1.25	1.49	326,115.35
MetLife Russell 2000® Index Investment Division (Class B) (10/7/2011)	2011	14.60	16.47	17,496.95
	2012	16.47	18.80	19,657.11
	2013	18.80	25.55	23,621.12
	2014	25.55	26.33	24,991.31
	2015	26.33	24.74	28,901.84
	2016	24.74	29.43	13,491.33
	2017	29.43	33.12	8,354.01
	2018	33.12	28.93	7,197.38
	2019	28.93	35.66	6,082.90
MetLife Stock Index Investment Division (Class B) (10/7/2011)	2011	33.63	36.61	55,533.46
	2012	36.61	41.56	53,948.87
	2013	41.56	53.85	47,027.06
	2014	53.85	59.90	45,364.42
	2015	59.90	59.46	42,395.88
	2016	59.46	65.15	38,125.23
	2017	65.15	77.69	31,351.71
	2018	77.69	72.72	25,742.99
	2019	72.72	93.56	23,149.69
MFS® Research International Investment Division (Class B) (10/7/2011)	2011	12.25	12.43	11,573.46
	2012	12.43	14.26	8,975.23
	2013	14.26	16.73	6,693.48
	2014	16.73	15.32	4,572.64
	2015	15.32	14.80	3,201.87
	2016	14.80	14.43	2,948.05
	2017	14.43	18.19	2,506.92
	2018	18.19	15.39	2,088.90
	2019	15.39	19.42	1,649.26
MFS® Total Return Investment Division (Class B) (10/7/2011)	2011	39.80	42.08	3,737.38
	2012	42.08	46.07	3,504.08
	2013	46.07	53.79	4,797.06
73

1.65 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2014	53.79	57.34	3,835.30
	2015	57.34	56.18	5,084.73
	2016	56.18	60.19	5,437.20
	2017	60.19	66.41	3,722.51
	2018	66.41	61.52	3,271.65
	2019	61.52	72.66	2,465.93
MFS® Value Investment Division (Class B) (10/7/2011)	2011	10.48	11.42	14,636.11
	2012	11.42	13.07	12,870.38
	2013	13.07	17.41	22,671.86
	2014	17.41	18.93	21,063.58
	2015	18.93	18.56	19,457.58
	2016	18.56	20.83	29,166.96
	2017	20.83	24.09	28,261.68
	2018	24.09	21.26	34,892.10
	2019	21.26	27.16	28,685.56
MFS® Value Investment Division (Class B) (formerly BlackRock Large Cap Value Investment Division (Class B)) (10/7/2011)	2011	9.83	10.84	21,281.63
	2012	10.84	12.15	21,349.26
	2013	12.15	15.75	19,884.69
	2014	15.75	16.99	34,378.76
	2015	16.99	15.68	28,460.86
	2016	15.68	18.22	18,687.60
	2017	18.22	19.24	12,847.21
	2018	19.24	18.54	0.00
Morgan Stanley Discovery Investment Division (Class B) (formerly Morgan Stanley Mid Cap Growth Investment Division (Class B)) (4/29/2019)	2011	13.03	13.22	12,568.14
	2012	13.22	14.21	9,509.04
	2013	14.21	19.43	10,632.96
	2014	19.43	19.31	9,322.34
	2015	19.31	18.04	5,766.81
	2016	18.04	16.24	5,986.44
	2017	16.24	22.35	5,357.11
	2018	22.35	24.22	6,696.45
	2019	24.22	33.38	4,571.29
Neuberger Berman Genesis Investment Division (Class B) (10/7/2011)	2011	14.98	16.51	8,078.86
	2012	16.51	17.82	6,354.72
	2013	17.82	24.23	7,507.72
	2014	24.23	23.76	7,653.43
	2015	23.76	23.46	6,619.95
	2016	23.46	27.32	6,364.69
	2017	27.32	31.04	7,660.91
	2018	31.04	28.40	7,143.77
	2019	28.40	36.15	5,023.04
Neuberger Berman Genesis Investment Division (Class B) (formerly MLA Mid Cap Investment Division (Class B)) (10/7/2011)	2011	13.00	14.19	2,374.96
	2012	14.19	14.69	2,025.78
	2013	14.69	15.92	0.00
PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014)	2014	0.99	1.03	16,821.27
	2015	1.03	0.96	47,571.82
	2016	0.96	1.05	157,556.93
	2017	1.05	1.16	88,979.72
	2018	1.16	1.05	86,337.90
	2019	1.05	1.26	79,926.99
PIMCO Inflation Protected Bond Investment Division (Class B) (10/7/2011)	2011	14.50	14.77	185,064.63
	2012	14.77	15.85	249,001.07
	2013	15.85	14.15	172,267.39
	2014	14.15	14.32	163,227.06
	2015	14.32	13.65	150,723.07
	2016	13.65	14.09	149,071.47
	2017	14.09	14.34	124,988.54
	2018	14.34	13.77	104,884.97
	2019	13.77	14.66	96,043.57
PIMCO Total Return Investment Division (Class B) (10/7/2011)	2011	15.87	16.21	162,544.82
	2012	16.21	17.43	190,533.63
	2013	17.43	16.81	178,916.36
	2014	16.81	17.23	143,557.12
	2015	17.23	16.95	124,811.52
	2016	16.95	17.11	127,671.54
	2017	17.11	17.59	116,825.11
	2018	17.59	17.26	82,464.78
	2019	17.26	18.41	69,836.45
Schroders Global Multi-Asset Investment Division (Class B) (4/30/2012)	2012	1.01	1.06	229,272.71
	2013	1.06	1.15	577,903.04
	2014	1.15	1.22	620,119.68
	2015	1.22	1.19	383,332.97
74

1.65 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2016	1.19	1.24	380,311.89
	2017	1.24	1.39	311,302.28
	2018	1.39	1.24	436,995.27
	2019	1.24	1.48	329,366.11
Schroders Global Multi-Asset Investment Division (Class B) (formerly Pyramis® Managed Risk Investment Division (Class B)) (4/29/2013)	2013	10.21	10.73	2,450.45
	2014	10.73	11.47	6,319.25
	2015	11.47	11.14	18,493.13
	2016	11.14	11.46	24,087.35
	2017	11.46	13.13	22,866.09
	2018	13.13	12.54	0.00
SSGA Growth and Income ETF Investment Division (Class B) (10/7/2011)	2011	10.84	11.46	68,826.88
	2012	11.46	12.72	67,111.05
	2013	12.72	14.13	78,298.71
	2014	14.13	14.70	65,570.65
	2015	14.70	14.18	90,979.55
	2016	14.18	14.75	86,373.62
	2017	14.75	16.82	32,857.05
	2018	16.82	15.46	22,915.44
	2019	15.46	18.19	12,017.34
SSGA Growth ETF Investment Division (Class B) (10/7/2011))	2011	10.07	10.69	19,725.38
	2012	10.69	12.10	25,036.59
	2013	12.10	14.05	21,988.88
	2014	14.05	14.57	18,672.08
	2015	14.57	14.00	18,759.70
	2016	14.00	14.72	20,766.22
	2017	14.72	17.32	19,816.06
	2018	17.32	15.54	15,247.86
	2019	15.54	18.72	6,897.13
T. Rowe Price Large Cap Growth Investment Division (Class B)	2013	16.79	21.17	28,289.83
	2014	21.17	22.66	31,851.53
	2015	22.66	24.63	51,043.02
	2016	24.63	24.60	42,072.13
	2017	24.60	32.30	33,427.80
	2018	32.30	31.41	31,363.58
	2019	31.41	40.34	30,806.24
T. Rowe Price Large Cap Growth Investment Division (Class B) (formerly RCM Technology Investment Division (Class B)) (10/7/2011)	2011	5.95	5.98	39,014.47
	2012	5.98	6.59	25,207.82
	2013	6.59	6.89	0.00
T. Rowe Price Mid Cap Growth Investment Division (Class B) (10/7/2011)	2011	9.22	9.89	31,667.89
	2012	9.89	11.06	32,106.37
	2013	11.06	14.86	33,000.88
	2014	14.86	16.48	32,795.16
	2015	16.48	17.29	32,419.84
	2016	17.29	18.07	25,790.81
	2017	18.07	22.17	22,475.48
	2018	22.17	21.33	17,301.42
	2019	21.33	27.50	15,003.76
T. Rowe Price Small Cap Growth Investment Division (Class B) (10/7/2011)	2011	15.67	17.47	7,151.98
	2012	17.47	19.92	8,349.10
	2013	19.92	28.25	9,951.21
	2014	28.25	29.64	8,609.31
	2015	29.64	29.87	9,656.41
	2016	29.87	32.76	9,039.15
	2017	32.76	39.48	8,535.38
	2018	39.48	36.20	6,471.58
	2019	36.20	47.30	5,155.99
VanEck Global Natural Resources Investment Division (Class B) (10/7/2011)	2011	14.69	15.33	7,182.36
	2012	15.33	15.47	1,124.38
	2013	15.47	16.85	831.27
	2014	16.85	13.46	706.04
	2015	13.46	8.90	952.80
	2016	8.90	12.58	345.23
	2017	12.58	12.29	380.55
	2018	12.29	8.60	374.93
	2019	8.60	9.50	263.82
Victory Sycamore Mid Cap Value Investment Division (Class B)	2012	24.48	25.12	19,745.98
	2013	25.12	32.20	26,940.12
	2014	32.20	34.73	20,966.11
	2015	34.73	31.10	17,333.42
	2016	31.10	35.33	14,581.67
	2017	35.33	38.05	15,709.94
	2018	38.05	33.62	13,582.37
	2019	33.62	42.66	10,241.04
75

1.65 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
Victory Sycamore Mid Cap Value Investment Division (Class B) (formerly Neuberger Berman Mid Cap Value Investment Division (Class B)) (10/07/2011)	2011	20.09	22.26	23,605.91
	2012	22.26	24.60	0.00
Western Asset Management Government Income Investment Division (Class B) (formerly Fidelity Institutional Asset Management® Government Income Portfolio (Class B)) (4/30/2012)	2012	10.74	10.89	120,267.49
	2013	10.89	10.23	78,396.37
	2014	10.23	10.82	116,894.36
	2015	10.82	10.69	175,356.63
	2016	10.69	10.65	67,069.33
	2017	10.65	10.75	52,904.99
	2018	10.75	10.57	43,862.29
	2019	10.57	11.17	36,415.96
Western Asset Management Strategic Bond Opportunities Investment Division (Class B)	2016	28.42	29.43	30,415.65
	2017	29.43	31.24	29,520.41
	2018	31.24	29.49	23,522.63
	2019	29.49	33.14	20,611.56
Western Asset Management Strategic Bond Opportunities Investment Division (Class B) (formerly Lord Abbett Bond Debenture Investment Division (Class B)) (10/7/2011)	2011	21.71	22.97	97,182.64
	2012	22.97	25.52	41,561.26
	2013	25.52	27.11	35,958.54
	2014	27.11	27.95	35,235.14
	2015	27.95	26.89	32,574.98
	2016	26.89	27.69	0.00
Western Asset Management Strategic Bond Opportunities Investment Division (Class E)	2016	29.00	30.05	29,870.70
	2017	30.05	31.92	21,011.57
	2018	31.92	30.17	15,808.37
	2019	30.17	33.92	13,969.07
Western Asset Management Strategic Bond Opportunities Investment Division (Class E) (formerly Pioneer Strategic Income Investment Division (Class E)) (10/7/2011)	2011	23.81	24.39	15,235.11
	2012	24.39	26.74	18,748.71
	2013	26.74	26.68	29,857.56
	2014	26.68	27.41	26,873.49
	2015	27.41	26.56	22,944.52
	2016	26.56	27.20	0.00
Western Asset Management U.S. Government Investment Division (Class B) (10/7/2011)	2011	17.18	17.28	63,750.08
	2012	17.28	17.51	63,708.41
	2013	17.51	17.07	51,429.53
	2014	17.07	17.22	42,044.37
	2015	17.22	16.99	60,332.22
	2016	16.99	16.88	37,969.32
	2017	16.88	16.88	31,484.52
	2018	16.88	16.72	31,688.88
	2019	16.72	17.40	22,525.04

	At 1.90 Separate Account Charge:
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
American Funds Global Small Capitalization Investment Division (Class 2) (10/7/2011)	2011	22.47	23.15	28,516.35
	2012	23.15	26.84	23,609.19
	2013	26.84	33.78	20,507.66
	2014	33.78	33.85	18,950.66
	2015	33.85	33.30	15,053.64
	2016	33.30	33.36	14,185.36
	2017	33.36	41.21	11,429.85
	2018	41.21	36.17	11,670.33
	2019	36.17	46.67	8,287.60
American Funds Growth-Income Investment Division (Class 2) (10/7/2011)	2011	82.37	88.07	10,554.48
	2012	88.07	101.52	9,249.29
	2013	101.52	132.98	9,593.01
	2014	132.98	144.35	8,261.54
	2015	144.35	143.69	7,771.04
	2016	143.69	157.23	6,802.44
76

	At 1.90 Separate Account Charge:
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2017	157.23	188.81	5,494.94
	2018	188.81	181.93	3,673.19
	2019	181.93	225.16	3,045.78

1.70 Separate Account Charge
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
AB Global Dynamic Allocation Investment Division (Class B) (10/7/2011)	2011	9.41	9.71	22,073.53
	2012	9.71	10.51	113,483.00
	2013	10.51	11.49	111,089.24
	2014	11.49	12.12	65,222.30
	2015	12.12	11.99	54,135.25
	2016	11.99	12.21	36,852.56
	2017	12.21	13.64	25,617.07
	2018	13.64	12.47	12,651.39
	2019	12.47	14.48	10,571.89
American Funds® Balanced Allocation Investment Division (Class C) (10/7/2011)	2011	9.05	9.44	690,630.79
	2012	9.44	10.53	522,800.24
	2013	10.53	12.27	385,100.94
	2014	12.27	12.80	164,044.58
	2015	12.80	12.49	90,546.27
	2016	12.49	13.24	85,856.24
	2017	13.24	15.21	74,304.67
	2018	15.21	14.31	72,323.99
	2019	14.31	16.82	66,938.55
American Funds® Growth Allocation Investment Division (Class C) (10/7/2011)	2011	8.30	8.74	1,121,832.05
	2012	8.74	9.98	931,006.43
	2013	9.98	12.27	910,859.70
	2014	12.27	12.84	726,366.09
	2015	12.84	12.52	288,422.20
	2016	12.52	13.42	48,168.13
	2017	13.42	16.01	50,542.36
	2018	16.01	14.83	38,284.20
	2019	14.83	18.02	37,374.52
American Funds® Growth Investment Division (Class C) (10/7/2011)	2011	8.08	8.56	108,510.89
	2012	8.56	9.88	128,898.43
	2013	9.88	12.61	65,960.75
	2014	12.61	13.41	60,873.16
	2015	13.41	14.04	47,106.94
	2016	14.04	15.06	46,915.08
	2017	15.06	18.94	41,898.40
	2018	18.94	18.52	37,632.90
	2019	18.52	23.74	34,484.13
American Funds® Moderate Allocation Investment Division (Class C) (10/7/2011)	2011	9.56	9.90	1,114,620.29
	2012	9.90	10.79	804,485.60
	2013	10.79	12.04	609,576.24
	2014	12.04	12.56	530,118.44
	2015	12.56	12.26	232,721.81
	2016	12.26	12.89	170,822.74
	2017	12.89	14.32	156,255.81
	2018	14.32	13.60	149,432.51
	2019	13.60	15.53	137,321.74
AQR Global Risk Balanced Investment Division (Class B) (10/7/2011)	2011	10.18	10.58	17,426.97
	2012	10.58	11.50	223,028.66
	2013	11.50	10.92	129,508.35
	2014	10.92	11.16	74,015.39
	2015	11.16	9.93	50,010.13
	2016	9.93	10.63	33,643.63
	2017	10.63	11.48	26,069.66
	2018	11.48	10.57	15,190.67
	2019	10.57	12.46	12,294.01
Baillie Gifford International Stock Investment Division (Class B) (10/7/2011)	2011	10.02	10.03	212,082.93
	2012	10.03	11.77	135,547.35
	2013	11.77	13.33	66,198.46
	2014	13.33	12.67	38,210.53
	2015	12.67	12.18	21,835.06
	2016	12.18	12.58	14,348.11
77

1.70 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2017	12.58	16.69	11,229.24
	2018	16.69	13.58	16,170.94
	2019	13.58	17.68	8,023.61
BlackRock Bond Income Investment Division (Class B) (10/7/2011)	2011	50.11	50.90	168,420.66
	2012	50.90	53.68	100,728.69
	2013	53.68	52.25	53,981.00
	2014	52.25	54.86	40,306.96
	2015	54.86	54.12	22,235.42
	2016	54.12	54.73	13,222.45
	2017	54.73	55.89	13,510.76
	2018	55.89	54.60	14,522.95
	2019	54.60	58.81	12,537.89
BlackRock Capital Appreciation Investment Division (Class B) (10/7/2011)	2011	25.93	26.95	134,915.21
	2012	26.95	30.23	88,372.56
	2013	30.23	39.80	57,950.50
	2014	39.80	42.50	35,989.33
	2015	42.50	44.30	16,381.61
	2016	44.30	43.49	5,730.54
	2017	43.49	57.11	4,826.87
	2018	57.11	57.37	3,045.21
	2019	57.37	74.74	3,202.66
BlackRock Global Tactical Strategies Investment Division (Class B) (10/7/2011)	2011	9.25	9.54	28,101.93
	2012	9.54	10.24	132,028.62
	2013	10.24	11.11	122,712.31
	2014	11.11	11.57	77,907.80
	2015	11.57	11.36	70,606.78
	2016	11.36	11.66	44,240.29
	2017	11.66	12.99	38,911.61
	2018	12.99	11.85	34,207.96
	2019	11.85	14.06	31,015.84
BlackRock Ultra-Short Term Bond Investment Division (Class B) (10/7/2011)	2011	21.17	21.08	132,390.45
	2012	21.08	20.73	85,708.31
	2013	20.73	20.38	32,356.36
	2014	20.38	20.03	22,500.47
	2015	20.03	19.70	3,935.63
	2016	19.70	19.39	0.00
	2017	19.39	19.18	0.00
	2018	19.18	19.15	0.00
	2019	19.15	19.18	0.00
Brighthouse Asset Allocation 100 Investment Division (Class B) (10/7/2011)	2011	9.63	10.20	289,597.47
	2012	10.20	11.71	184,209.57
	2013	11.71	14.91	138,079.27
	2014	14.91	15.41	39,344.04
	2015	15.41	14.84	6,670.97
	2016	14.84	15.90	9,120.00
	2017	15.90	19.22	9,432.86
	2018	19.22	16.99	9,655.12
	2019	16.99	21.30	6,025.47
Brighthouse Asset Allocation 20 Investment Division (Class B) (10/7/2011)	2011	11.98	12.28	1,060,803.91
	2012	12.28	13.18	887,677.65
	2013	13.18	13.51	602,159.54
	2014	13.51	13.88	384,863.81
	2015	13.88	13.56	159,221.55
	2016	13.56	13.94	57,394.48
	2017	13.94	14.65	38,804.24
	2018	14.65	14.03	54,706.64
	2019	14.03	15.41	45,427.12
Brighthouse Asset Allocation 40 Investment Division (Class B) (10/7/2011)	2011	11.48	11.87	3,049,295.30
	2012	11.87	13.01	2,238,591.42
	2013	13.01	14.19	1,489,280.85
	2014	14.19	14.64	811,846.84
	2015	14.64	14.24	441,385.58
	2016	14.24	14.85	345,740.06
	2017	14.85	16.15	293,918.31
	2018	16.15	15.18	232,463.85
	2019	15.18	17.25	211,837.61
Brighthouse Asset Allocation 60 Investment Division (Class B) (10/7/2011)	2011	10.92	11.39	7,153,548.23
	2012	11.39	12.68	6,196,519.96
	2013	12.68	14.71	4,485,974.01
	2014	14.71	15.19	2,449,800.55
	2015	15.19	14.74	934,328.08
	2016	14.74	15.53	314,687.04
	2017	15.53	17.51	264,866.01
	2018	17.51	16.16	205,698.13
78

1.70 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2019	16.16	18.98	148,630.44
Brighthouse Asset Allocation 80 Investment Division (Class A) (formerly MetLife Growth Strategy Investment Division (Class B)) (4/29/2013)	2013	11.45	13.03	166,765.61
	2014	13.03	12.96	0.00
Brighthouse Asset Allocation 80 Investment Division (Class B) (10/7/2011)	2011	10.29	10.84	5,379,939.70
	2012	10.84	12.30	4,530,421.79
	2013	12.30	15.03	3,004,529.56
	2014	15.03	15.55	1,503,956.10
	2015	15.55	15.03	460,533.19
	2016	15.03	15.98	204,375.29
	2017	15.98	18.72	189,436.73
	2018	18.72	16.91	182,289.38
	2019	16.91	20.57	161,954.16
Brighthouse Asset Allocation 80 Investment Division (formerly Met/Franklin Templeton Founding Strategy Investment Division (Class B)) (4/28/2008)	2011	8.69	9.27	176,923.24
	2012	9.27	10.58	172,285.84
	2013	10.58	11.38	0.00
Brighthouse Balanced Plus Investment Division (Class B) (10/7/2011)	2011	9.18	9.36	33,057.57
	2012	9.36	10.41	101,664.95
	2013	10.41	11.70	225,014.04
	2014	11.70	12.62	259,688.78
	2015	12.62	11.90	125,931.02
	2016	11.90	12.67	93,029.51
	2017	12.67	14.75	74,492.51
	2018	14.75	13.43	53,105.10
	2019	13.43	16.31	47,800.84
Brighthouse/Aberdeen Emerging Markets Equity Investment Division (Class B) (10/7/2011)	2011	9.62	9.90	6,735.36
	2012	9.90	11.58	6,758.03
	2013	11.58	10.82	7,962.52
	2014	10.82	9.94	5,945.58
	2015	9.94	8.42	6,520.98
	2016	8.42	9.23	5,612.50
	2017	9.23	11.65	1,900.99
	2018	11.65	9.83	2,151.67
	2019	9.83	11.67	2,049.93
Brighthouse/Artisan Mid Cap Value Investment Division (Class B) (10/7/2011)	2011	27.08	29.78	129,478.03
	2012	29.78	32.67	53,003.37
	2013	32.67	43.84	32,335.67
	2014	43.84	43.82	9,886.63
	2015	43.82	38.92	5,162.42
	2016	38.92	46.93	5,016.53
	2017	46.93	51.93	4,109.36
	2018	51.93	44.20	3,038.97
	2019	44.20	53.64	2,585.93
Brighthouse/Dimensional International Small Company Investment Division (Class B) (10/7/2011)	2011	14.09	14.10	469.41
	2012	14.10	16.35	474.97
	2013	16.35	20.51	428.28
	2014	20.51	18.81	554.99
	2015	18.81	19.56	535.18
	2016	19.56	20.35	511.24
	2017	20.35	26.10	473.99
	2018	26.10	20.38	515.83
	2019	20.38	24.65	531.79
Brighthouse/Eaton Vance Floating Rate Investment Division (Class B) (10/7/2011)	2011	9.96	10.23	4,699.89
	2012	10.23	10.79	17.74
	2013	10.79	11.02	2,859.51
	2014	11.02	10.91	6,922.22
	2015	10.91	10.64	6,897.58
	2016	10.64	11.43	8,034.79
	2017	11.43	11.65	9,683.69
	2018	11.65	11.49	10,574.97
	2019	11.49	12.09	6,827.56
Brighthouse/Franklin Low Duration Total Return Investment Division (Class B) (10/7/2011)	2011	9.70	9.74	19,294.14
	2012	9.74	10.00	14,036.23
	2013	10.00	9.94	76,608.50
	2014	9.94	9.88	50,603.67
	2015	9.88	9.65	26,338.94
	2016	9.65	9.79	14,333.44
	2017	9.79	9.75	14,881.67
	2018	9.75	9.63	14,971.29
79

1.70 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2019	9.63	9.90	11,314.65
Brighthouse/Templeton International Bond Investment Division (Class B) (10/7/2011)	2011	11.85	11.89	320.99
	2012	11.89	13.36	320.66
	2013	13.36	13.27	366.18
	2014	13.27	13.20	371.75
	2015	13.20	12.43	382.12
	2016	12.43	12.33	394.98
	2017	12.33	12.14	447.06
	2018	12.14	12.06	386.00
	2019	12.06	11.99	436.63
Brighthouse/Wellington Core Equity Opportunities Investment Division (Class B) (10/7/2011)	2011	27.05	29.58	422,176.75
	2012	29.58	32.75	252,061.83
	2013	32.75	42.94	121,485.96
	2014	42.94	46.58	52,348.18
	2015	46.58	46.78	16,255.27
	2016	46.78	49.24	13,456.79
	2017	49.24	57.51	7,849.83
	2018	57.51	56.34	6,972.93
	2019	56.34	72.37	6,043.99
Brighthouse/Wellington Large Cap Research Investment Division (Class B) (10/7/2011)	2011	53.33	57.60	33,670.67
	2012	57.60	64.22	20,167.00
	2013	64.22	84.78	11,360.72
	2014	84.78	94.61	8,228.92
	2015	94.61	97.19	3,316.23
	2016	97.19	103.46	1,419.33
	2017	103.46	124.04	2,637.29
	2018	124.04	114.23	2,340.84
	2019	114.23	148.03	2,107.65
Clarion Global Real Estate Investment Division (Class B) (10/7/2011)	2011	12.17	12.97	590,151.12
	2012	12.97	16.07	333,318.97
	2013	16.07	16.36	147,654.54
	2014	16.36	18.21	66,880.39
	2015	18.21	17.66	35,213.01
	2016	17.66	17.51	25,529.58
	2017	17.51	19.07	20,290.72
	2018	19.07	17.12	21,113.97
	2019	17.12	21.01	18,294.58
Frontier Mid Cap Growth Investment Division (Class B) (10/7/2011)	2011	37.19	39.90	56,216.66
	2012	39.90	43.42	39,600.24
	2013	43.42	56.54	24,125.83
	2014	56.54	61.63	12,756.09
	2015	61.63	62.17	4,938.94
	2016	62.17	64.27	1,727.81
	2017	64.27	78.95	1,566.76
	2018	78.95	73.03	1,516.77
	2019	73.03	95.38	1,453.92
Harris Oakmark International Investment Division (Class B) (10/7/2011)	2011	16.33	16.35	568,707.64
	2012	16.35	20.78	342,618.65
	2013	20.78	26.66	194,705.44
	2014	26.66	24.69	78,831.72
	2015	24.69	23.18	42,283.66
	2016	23.18	24.65	24,393.64
	2017	24.65	31.61	16,991.35
	2018	31.61	23.63	14,874.88
	2019	23.63	28.92	14,025.55
Invesco Balanced-Risk Allocation Investment Division (Class B) (4/30/2012)	2012	1.01	1.04	1,573,105.13
	2013	1.04	1.04	959,479.72
	2014	1.04	1.08	577,042.67
	2015	1.08	1.02	488,641.89
	2016	1.02	1.12	187,406.23
	2017	1.12	1.21	84,676.79
	2018	1.21	1.11	77,869.30
	2019	1.11	1.26	72,977.63
Invesco Global Equity Investment Division (Class B) (formerly Oppenheimer Global Equity Investment Division (Class B) (10/7/2011))	2011	15.65	16.14	182,740.84
	2012	16.14	19.22	138,424.65
	2013	19.22	24.02	79,536.63
	2014	24.02	24.12	41,134.89
	2015	24.12	24.65	15,659.75
	2016	24.65	24.29	9,364.22
	2017	24.29	32.66	12,543.67
	2018	32.66	27.88	12,235.80
80

1.70 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2019	27.88	36.07	10,950.31
Invesco Global Equity Investment Division (Class B) (formerly Oppenheimer Global Equity Investment Division (Class B) and before that Met/Templeton Growth Investment Division (Class B)) (10/7/2011)	2011	7.92	8.28	39,722.38
	2012	8.28	9.94	38,155.90
	2013	9.94	10.56	0.00
Invesco Small Cap Growth Investment Division (Class B) (10/7/2011)	2011	13.83	15.04	50,847.28
	2012	15.04	17.48	33,799.64
	2013	17.48	24.09	18,951.70
	2014	24.09	25.56	12,045.14
	2015	25.56	24.70	5,233.51
	2016	24.70	27.06	2,508.98
	2017	27.06	33.35	2,413.48
	2018	33.35	29.82	2,237.78
	2019	29.82	36.47	1,801.03
Jennison Growth Investment Division (Class B) (10/7/2011)	2011	4.70	4.89	265,087.27
	2012	4.89	5.56	364,736.37
	2013	5.56	7.47	151,686.52
	2014	7.47	7.99	83,324.44
	2015	7.99	8.68	49,442.42
	2016	8.68	8.52	34,188.52
	2017	8.52	11.48	34,490.50
	2018	11.48	11.30	31,289.88
	2019	11.30	14.72	23,837.96
Jennison Growth Investment Division (Class B) (formerly Oppenheimer Capital Appreciation Investment Division (Class B)) (10/7/2011)	2011	7.43	7.91	171,418.41
	2012	7.91	8.89	0.00
JPMorgan Core Bond Investment Division (Class B) (4/29/2013)	2013	11.06	10.50	8,447.74
	2014	10.50	10.85	4,857.77
	2015	10.85	10.72	6,224.36
	2016	10.72	10.77	6,019.83
	2017	10.77	10.94	6,057.57
	2018	10.94	10.76	5,829.64
	2019	10.76	11.45	5,012.51
JPMorgan Core Bond Investment Division (Class B) (formerly American Funds® Bond Investment Division (Class C)) (10/7/2011)	2011	10.55	10.68	6,558.91
	2012	10.68	11.02	8,477.33
	2013	11.02	10.99	0.00
JPMorgan Global Active Allocation Investment Division (Class B) (4/30/2012)	2012	1.01	1.04	985,411.83
	2013	1.04	1.14	982,469.48
	2014	1.14	1.20	507,926.94
	2015	1.20	1.19	480,740.59
	2016	1.19	1.20	354,407.15
	2017	1.20	1.38	305,792.45
	2018	1.38	1.26	160,725.91
	2019	1.26	1.45	117,704.02
JPMorgan Global Active Allocation Investment Division (Class B) (formerly Allianz Global Investors Dynamic Multi-Asset Plus investment Division (Class B)) (4/28/2014)	2014	0.99	1.03	4,304.23
	2015	1.03	1.01	32,442.47
	2016	1.01	1.01	47,955.86
	2017	1.01	1.15	36,058.67
	2018	1.15	1.12	0.00
JPMorgan Small Cap Value Investment Division (Class B) (10/7/2011)	2011	11.48	12.73	2,338.65
	2012	12.73	14.44	2,185.08
	2013	14.44	18.87	1,682.14
	2014	18.87	19.36	965.58
	2015	19.36	17.62	1,203.79
	2016	17.62	22.61	1,609.39
	2017	22.61	22.96	1,640.31
	2018	22.96	19.43	837.88
	2019	19.43	22.76	868.15
Loomis Sayles Global Allocation Investment Division (Class B) (formerly Loomis Sayles Global Markets Investment Division (Class B)) (4/29/2019)	2011	11.81	12.45	8,845.77
	2012	12.45	14.32	11,454.45
	2013	14.32	16.49	54,090.20
	2014	16.49	16.77	40,788.65
	2015	16.77	16.69	14,481.09
	2016	16.69	17.19	11,842.39
	2017	17.19	20.79	8,548.68
	2018	20.79	19.33	6,842.22
	2019	19.33	24.24	6,150.73
81

1.70 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
Loomis Sayles Global Allocation Investment Division (Class B) (formerly Loomis Sayles Global Markets Investment Division (Class B) (formerly Met/Franklin Income Investment Division (Class B))) (4/28/2008)	2010	10.33	11.01	143,548.29
	2011	11.01	11.05	176,890.14
	2012	11.05	12.22	140,691.56
	2013	12.22	12.75	0.00
Loomis Sayles Growth Investment Division (Class B) (formerly ClearBridge Aggressive Growth Investment Division (Class B)) (10/7/2011)	2011	6.86	7.44	251,646.93
	2012	7.44	8.67	177,177.38
	2013	8.67	12.41	153,210.77
	2014	12.41	14.51	408,679.75
	2015	14.51	13.69	161,861.16
	2016	13.69	13.82	89,506.47
	2017	13.82	16.09	69,734.68
	2018	16.09	14.70	57,205.56
	2019	14.70	17.86	46,384.37
Loomis Sayles Growth Investment Division (Class B) (formerly ClearBridge Aggressive Growth II Investment Division (Class B)) (10/7/2011)	2011	125.13	129.64	58,689.29
	2012	129.64	156.14	44,301.64
	2013	156.14	197.69	28,378.27
	2014	197.69	205.67	0.00
Loomis Sayles Small Cap Core Investment Division (Class B) (10/7/2011)	2011	29.82	33.53	100,455.61
	2012	33.53	37.66	68,799.12
	2013	37.66	52.10	34,433.06
	2014	52.10	53.01	14,176.27
	2015	53.01	51.21	4,498.57
	2016	51.21	59.90	2,936.08
	2017	59.90	67.70	3,167.53
	2018	67.70	59.04	2,942.50
	2019	59.04	72.69	2,648.55
MetLife Aggregate Bond Index Investment Division (Class B) (10/7/2011)	2011	15.61	15.79	2,047,871.67
	2012	15.79	16.08	1,160,811.31
	2013	16.08	15.41	717,129.55
	2014	15.41	15.98	365,493.21
	2015	15.98	15.72	161,744.10
	2016	15.72	15.79	70,904.50
	2017	15.79	15.98	71,770.85
	2018	15.98	15.64	66,816.93
	2019	15.64	16.66	60,127.17
MetLife Mid Cap Stock Index Investment Division (Class B) (10/7/2011)	2011	14.75	16.21	516,917.97
	2012	16.21	18.70	295,786.90
	2013	18.70	24.42	163,540.78
	2014	24.42	26.23	82,674.32
	2015	26.23	25.11	38,230.63
	2016	25.11	29.66	20,224.75
	2017	29.66	33.72	13,776.60
	2018	33.72	29.33	14,017.20
	2019	29.33	36.21	11,844.86
MetLife MSCI EAFE® Index Investment Division (Class B) (10/7/2011)	2011	10.50	10.60	1,113,726.53
	2012	10.60	12.30	651,851.98
	2013	12.30	14.70	359,521.98
	2014	14.70	13.55	197,022.51
	2015	13.55	13.15	72,233.03
	2016	13.15	13.06	37,349.10
	2017	13.06	16.00	32,968.24
	2018	16.00	13.51	27,867.40
	2019	13.51	16.14	23,889.99
MetLife Multi-Index Targeted Risk Investment Division (Class B) (11/12/2012)	2012	0.98	1.01	0.00
	2013	1.01	1.12	168,917.77
	2014	1.12	1.20	393,282.89
	2015	1.20	1.17	884,068.63
	2016	1.17	1.20	341,271.72
	2017	1.20	1.36	116,597.78
	2018	1.36	1.24	100,342.15
	2019	1.24	1.49	188,193.28
MetLife Russell 2000® Index Investment Division (Class B) (10/7/2011)	2011	14.51	16.36	352,163.58
	2012	16.36	18.66	190,449.09
	2013	18.66	25.36	100,173.54
	2014	25.36	26.12	42,190.53
	2015	26.12	24.53	20,726.98
	2016	24.53	29.17	9,636.95
	2017	29.17	32.81	8,661.43
	2018	32.81	28.64	5,626.53
	2019	28.64	35.29	4,630.40
82

1.70 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
MetLife Stock Index Investment Division (Class B) (10/7/2011)	2011	33.27	36.22	1,245,019.27
	2012	36.22	41.10	668,960.47
	2013	41.10	53.21	356,058.57
	2014	53.21	59.17	186,299.45
	2015	59.17	58.70	90,525.62
	2016	58.70	64.28	43,048.42
	2017	64.28	76.62	28,367.91
	2018	76.62	71.68	22,483.30
	2019	71.68	92.18	20,647.30
MFS® Research International Investment Division (Class B) (10/7/2011)	2011	12.19	12.36	346,186.10
	2012	12.36	14.18	236,632.71
	2013	14.18	16.63	134,083.05
	2014	16.63	15.21	73,605.70
	2015	15.21	14.69	22,499.44
	2016	14.69	14.31	11,767.41
	2017	14.31	18.04	6,702.67
	2018	18.04	15.25	6,673.17
	2019	15.25	19.24	6,363.32
MFS® Total Return Investment Division (Class B) (10/7/2011)	2011	39.31	41.57	54,926.07
	2012	41.57	45.48	31,372.88
	2013	45.48	53.08	23,627.07
	2014	53.08	56.55	13,420.40
	2015	56.55	55.38	8,106.18
	2016	55.38	59.30	5,323.26
	2017	59.30	65.40	6,116.74
	2018	65.40	60.55	4,435.04
	2019	60.55	71.48	2,061.49
MFS® Value Investment Division (Class B) (10/7/2011)	2011	10.41	11.35	334,795.09
	2012	11.35	12.98	193,001.23
	2013	12.98	17.28	195,661.30
	2014	17.28	18.78	101,103.96
	2015	18.78	18.40	46,059.15
	2016	18.40	20.64	38,384.30
	2017	20.64	23.86	22,715.13
	2018	23.86	21.05	28,703.39
	2019	21.05	26.87	19,515.43
MFS® Value Investment Division (Class B) (formerly BlackRock Large Cap Value Investment Division (Class B)) (10/7/2011)	2011	9.79	10.79	439,855.08
	2012	10.79	12.08	313,028.59
	2013	12.08	15.65	188,274.33
	2014	15.65	16.88	102,594.06
	2015	16.88	15.57	24,554.56
	2016	15.57	18.08	17,754.24
	2017	18.08	19.09	16,247.09
	2018	19.09	18.39	0.00
Morgan Stanley Discovery Investment Division (Class B) (formerly Morgan Stanley Mid Cap Growth Investment Division (Class B)) (4/29/2019)	2011	12.93	13.12	149,387.78
	2012	13.12	14.10	105,930.46
	2013	14.10	19.27	49,616.52
	2014	19.27	19.14	29,824.59
	2015	19.14	17.87	17,202.72
	2016	17.87	16.08	11,338.33
	2017	16.08	22.12	12,691.15
	2018	22.12	23.96	8,622.18
	2019	23.96	33.01	7,940.59
Neuberger Berman Genesis Investment Division (Class B) (10/7/2011)	2011	14.90	16.42	216,512.39
	2012	16.42	17.71	68,808.14
	2013	17.71	24.07	60,773.35
	2014	24.07	23.59	27,480.22
	2015	23.59	23.28	15,465.97
	2016	23.28	27.10	14,727.47
	2017	27.10	30.77	12,851.79
	2018	30.77	28.13	10,933.08
	2019	28.13	35.80	9,731.23
Neuberger Berman Genesis Investment Division (Class B) (formerly MLA Mid Cap Investment Division (Class B)) (10/7/2011)	2011	12.94	14.12	84,642.29
	2012	14.12	14.61	54,586.62
	2013	14.61	15.83	0.00
PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014)	2014	0.99	1.03	4,286.89
	2015	1.03	0.96	46,598.22
	2016	0.96	1.04	19,444.04
	2017	1.04	1.16	61,954.63
	2018	1.16	1.05	61,288.09
	2019	1.05	1.26	55,553.13
PIMCO Inflation Protected Bond Investment Division (Class B) (10/7/2011)	2011	14.44	14.71	757,531.33
83

1.70 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2012	14.71	15.78	566,761.97
	2013	15.78	14.07	362,620.81
	2014	14.07	14.24	230,457.18
	2015	14.24	13.56	105,451.59
	2016	13.56	14.00	77,670.79
	2017	14.00	14.24	52,078.10
	2018	14.24	13.66	43,001.11
	2019	13.66	14.54	30,057.88
PIMCO Total Return Investment Division (Class B) (10/7/2011)	2011	15.78	16.13	1,199,554.25
	2012	16.13	17.32	765,903.42
	2013	17.32	16.71	418,754.92
	2014	16.71	17.11	231,519.92
	2015	17.11	16.82	108,951.23
	2016	16.82	16.97	72,772.58
	2017	16.97	17.44	54,664.37
	2018	17.44	17.10	48,355.30
	2019	17.10	18.24	43,641.18
Schroders Global Multi-Asset Investment Division (Class B) (4/30/2012)	2012	1.01	1.06	228,265.43
	2013	1.06	1.15	272,044.50
	2014	1.15	1.22	159,394.32
	2015	1.22	1.19	196,670.85
	2016	1.19	1.23	127,919.75
	2017	1.23	1.39	106,163.65
	2018	1.39	1.23	135,144.84
	2019	1.23	1.47	104,534.74
Schroders Global Multi-Asset Investment Division (Class B) (formerly Pyramis® Managed Risk Investment Division (Class B)) (4/29/2013)	2013	10.21	10.73	6,873.72
	2014	10.73	11.46	4,193.86
	2015	11.46	11.12	20,329.51
	2016	11.12	11.43	9,564.68
	2017	11.43	13.09	23,256.14
	2018	13.09	12.51	0.00
SSGA Growth and Income ETF Investment Division (Class B) (10/7/2011)	2011	10.81	11.42	802,882.00
	2012	11.42	12.67	624,066.59
	2013	12.67	14.07	344,615.38
	2014	14.07	14.64	218,974.76
	2015	14.64	14.11	108,503.98
	2016	14.11	14.67	77,353.37
	2017	14.67	16.71	35,703.56
	2018	16.71	15.36	31,259.87
	2019	15.36	18.06	29,320.67
SSGA Growth ETF Investment Division (Class B) (10/7/2011))	2011	10.04	10.66	150,488.40
	2012	10.66	12.06	109,867.55
	2013	12.06	14.00	84,749.84
	2014	14.00	14.50	56,950.22
	2015	14.50	13.93	21,241.50
	2016	13.93	14.63	7,402.51
	2017	14.63	17.21	12,088.16
	2018	17.21	15.44	5,207.46
	2019	15.44	18.59	90.31
T. Rowe Price Large Cap Growth Investment Division (Class B)	2013	16.67	21.01	210,410.45
	2014	21.01	22.48	110,144.47
	2015	22.48	24.42	43,831.28
	2016	24.42	24.38	25,969.48
	2017	24.38	32.00	20,412.54
	2018	32.00	31.09	18,313.34
	2019	31.09	39.92	16,900.73
T. Rowe Price Large Cap Growth Investment Division (Class B) (formerly RCM Technology Investment Division (Class B)) (10/7/2011)	2011	5.91	5.95	656,456.55
	2012	5.95	6.56	375,174.75
	2013	6.56	6.85	0.00
T. Rowe Price Mid Cap Growth Investment Division (Class B) (10/7/2011)	2011	9.17	9.83	715,781.96
	2012	9.83	10.99	481,721.39
	2013	10.99	14.76	296,056.46
	2014	14.76	16.37	176,996.27
	2015	16.37	17.16	78,848.82
	2016	17.16	17.92	50,945.68
	2017	17.92	21.98	41,209.67
	2018	21.98	21.14	39,741.85
	2019	21.14	27.24	33,382.19
T. Rowe Price Small Cap Growth Investment Division (Class B) (10/7/2011)	2011	15.55	17.34	169,744.18
	2012	17.34	19.76	110,211.97
	2013	19.76	28.02	68,771.11
	2014	28.02	29.37	44,349.09
	2015	29.37	29.59	24,478.09
84

1.70 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2016	29.59	32.43	15,940.05
	2017	32.43	39.08	17,021.28
	2018	39.08	35.81	16,659.01
	2019	35.81	46.77	14,468.38
VanEck Global Natural Resources Investment Division (Class B) (10/7/2011)	2011	14.67	15.31	3,173.04
	2012	15.31	15.44	3,357.28
	2013	15.44	16.81	3,179.01
	2014	16.81	13.41	3,956.75
	2015	13.41	8.87	4,792.26
	2016	8.87	12.53	3,366.70
	2017	12.53	12.23	3,728.58
	2018	12.23	8.55	4,063.06
	2019	8.55	9.45	4,211.60
Victory Sycamore Mid Cap Value Investment Division (Class B)	2012	24.32	24.95	268,864.60
	2013	24.95	31.96	126,575.87
	2014	31.96	34.45	45,960.63
	2015	34.45	30.83	20,229.65
	2016	30.83	35.01	14,240.21
	2017	35.01	37.68	11,914.37
	2018	37.68	33.28	10,102.42
	2019	33.28	42.21	8,896.01
Victory Sycamore Mid Cap Value Investment Division (Class B) (formerly Neuberger Berman Mid Cap Value Investment Division (Class B)) (10/07/2011)	2011	19.96	22.12	513,179.82
	2012	22.12	24.44	0.00
Western Asset Management Government Income Investment Division (Class B) (formerly Fidelity Institutional Asset Management® Government Income Portfolio (Class B)) (4/30/2012)	2012	10.74	10.88	104,850.43
	2013	10.88	10.21	104,268.97
	2014	10.21	10.80	71,003.20
	2015	10.80	10.66	40,129.24
	2016	10.66	10.62	21,786.63
	2017	10.62	10.71	15,923.69
	2018	10.71	10.53	8,513.13
	2019	10.53	11.12	7,362.85
Western Asset Management Strategic Bond Opportunities Investment Division (Class B)	2016	28.11	29.10	33,692.39
	2017	29.10	30.88	27,492.86
	2018	30.88	29.14	20,583.14
	2019	29.14	32.72	19,097.85
Western Asset Management Strategic Bond Opportunities Investment Division (Class B) (formerly Lord Abbett Bond Debenture Investment Division (Class B)) (10/7/2011)	2011	21.55	22.79	335,826.21
	2012	22.79	25.31	208,246.14
	2013	25.31	26.87	118,851.81
	2014	26.87	27.69	63,370.42
	2015	27.69	26.63	34,505.36
	2016	26.63	27.41	0.00
Western Asset Management Strategic Bond Opportunities Investment Division (Class E)	2016	28.69	29.72	13,218.37
	2017	29.72	31.55	12,652.27
	2018	31.55	29.81	12,543.27
	2019	29.81	33.49	11,353.22
Western Asset Management Strategic Bond Opportunities Investment Division (Class E) (formerly Pioneer Strategic Income Investment Division (Class E)) (10/7/2011)	2011	23.61	24.18	5,288.97
	2012	24.18	26.50	7,236.25
	2013	26.50	26.42	5,811.74
	2014	26.42	27.13	5,805.75
	2015	27.13	26.28	6,661.60
	2016	26.28	26.90	0.00
Western Asset Management U.S. Government Investment Division (Class B) (10/7/2011)	2011	17.04	17.13	337,356.88
	2012	17.13	17.35	172,118.84
	2013	17.35	16.90	89,147.03
	2014	16.90	17.04	60,550.26
	2015	17.04	16.81	44,935.38
	2016	16.81	16.69	36,428.53
	2017	16.69	16.69	31,898.50
	2018	16.69	16.52	24,208.72
	2019	16.52	17.18	17,268.12

85

	At 1.95 Separate Account Charge:
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
American Funds Global Small Capitalization Investment Division (Class 2) (10/7/2011)	2011	22.32	22.99	555,102.58
	2012	22.99	26.64	340,259.51
	2013	26.64	33.52	182,666.67
	2014	33.52	33.57	87,027.54
	2015	33.57	33.01	33,540.33
	2016	33.01	33.05	18,024.45
	2017	33.05	40.81	14,981.73
	2018	40.81	35.80	14,137.13
	2019	35.80	46.17	13,349.45
American Funds Growth-Income Investment Division (Class 2) (10/7/2011)	2011	81.24	86.85	211,540.78
	2012	86.85	100.06	118,218.96
	2013	100.06	131.00	62,145.07
	2014	131.00	142.13	32,269.69
	2015	142.13	141.42	15,357.17
	2016	141.42	154.67	8,841.55
	2017	154.67	185.64	6,354.05
	2018	185.64	178.78	5,836.84
	2019	178.78	221.16	5,075.62

1.75 Separate Account Charge
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
AB Global Dynamic Allocation Investment Division (Class B) (10/7/2011)	2011	9.41	9.71	0.00
	2012	9.71	10.50	1,506.50
	2013	10.50	11.47	1,355.73
	2014	11.47	12.10	1,213.34
	2015	12.10	11.96	0.00
	2016	11.96	12.17	0.00
	2017	12.17	13.59	0.00
	2018	13.59	12.42	0.00
	2019	12.42	14.42	229.12
American Funds® Balanced Allocation Investment Division (Class C) (10/7/2011)	2011	9.04	9.42	76,930.92
	2012	9.42	10.51	5,279.00
	2013	10.51	12.24	7,066.48
	2014	12.24	12.75	10,413.56
	2015	12.75	12.44	8,965.16
	2016	12.44	13.18	3,903.70
	2017	13.18	15.14	9,609.21
	2018	15.14	14.23	9,603.12
	2019	14.23	16.72	3,846.16
American Funds® Growth Allocation Investment Division (Class C) (10/7/2011)	2011	8.28	8.72	65,253.51
	2012	8.72	9.95	64,206.73
	2013	9.95	12.24	63,466.82
	2014	12.24	12.79	60,878.93
	2015	12.79	12.48	57,061.39
	2016	12.48	13.36	53,352.06
	2017	13.36	15.93	77,202.15
	2018	15.93	14.75	50,001.10
	2019	14.75	17.92	41,049.02
American Funds® Growth Investment Division (Class C) (10/7/2011)	2011	8.06	8.54	5,904.77
	2012	8.54	9.86	5,923.87
	2013	9.86	12.57	5,386.58
	2014	12.57	13.36	5,189.30
	2015	13.36	13.99	1,480.95
	2016	13.99	14.99	1,452.02
	2017	14.99	18.85	1,411.27
	2018	18.85	18.43	1,363.46
	2019	18.43	23.60	1,379.56
American Funds® Moderate Allocation Investment Division (Class C) (10/7/2011)	2011	9.55	9.88	44,954.67
	2012	9.88	10.76	38,365.83
	2013	10.76	12.00	35,221.04
	2014	12.00	12.52	19,682.86
	2015	12.52	12.21	19,612.57
	2016	12.21	12.84	16,537.66
	2017	12.84	14.25	16,459.35
	2018	14.25	13.53	14,993.20
86

1.75 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2019	13.53	15.44	14,898.37
AQR Global Risk Balanced Investment Division (Class B) (10/7/2011)	2011	10.18	10.57	0.00
	2012	10.57	11.49	4,341.85
	2013	11.49	10.90	4,204.44
	2014	10.90	11.14	1,105.80
	2015	11.14	9.90	0.00
	2016	9.90	10.60	0.00
	2017	10.60	11.44	0.00
	2018	11.44	10.53	0.00
	2019	10.53	12.41	0.00
Baillie Gifford International Stock Investment Division (Class B) (10/7/2011)	2011	9.92	9.93	4,102.42
	2012	9.93	11.65	3,963.75
	2013	11.65	13.18	3,879.41
	2014	13.18	12.52	4,046.52
	2015	12.52	12.03	173.99
	2016	12.03	12.42	164.68
	2017	12.42	16.47	155.62
	2018	16.47	13.40	146.20
	2019	13.40	17.43	137.73
BlackRock Bond Income Investment Division (Class B) (10/7/2011)	2011	49.41	50.18	1,042.77
	2012	50.18	52.90	1,069.87
	2013	52.90	51.46	1,057.68
	2014	51.46	54.01	1,068.43
	2015	54.01	53.25	157.98
	2016	53.25	53.83	162.51
	2017	53.83	54.93	178.87
	2018	54.93	53.64	194.31
	2019	53.64	57.75	184.97
BlackRock Capital Appreciation Investment Division (Class B) (10/7/2011)	2011	25.72	26.72	4,297.62
	2012	26.72	29.95	3,477.78
	2013	29.95	39.42	2,585.99
	2014	39.42	42.08	2,298.35
	2015	42.08	43.83	2,325.36
	2016	43.83	43.01	2,287.69
	2017	43.01	56.45	1,822.11
	2018	56.45	56.68	1,506.64
	2019	56.68	73.80	1,214.00
BlackRock Global Tactical Strategies Investment Division (Class B) (10/7/2011)	2011	9.25	9.54	0.00
	2012	9.54	10.23	24,066.00
	2013	10.23	11.09	4,040.50
	2014	11.09	11.54	3,913.57
	2015	11.54	11.33	3,157.27
	2016	11.33	11.63	3,025.53
	2017	11.63	12.95	0.00
	2018	12.95	11.81	0.00
	2019	11.81	14.00	0.00
BlackRock Ultra-Short Term Bond Investment Division (Class B) (10/7/2011)	2011	20.87	20.79	0.00
	2012	20.79	20.42	0.00
	2013	20.42	20.07	0.00
	2014	20.07	19.72	0.00
	2015	19.72	19.38	0.00
	2016	19.38	19.07	0.00
	2017	19.07	18.85	0.00
	2018	18.85	18.81	0.00
	2019	18.81	18.83	0.00
Brighthouse Asset Allocation 100 Investment Division (Class B) (10/7/2011)	2011	9.60	10.17	0.00
	2012	10.17	11.67	0.00
	2013	11.67	14.85	0.00
	2014	14.85	15.33	0.00
	2015	15.33	14.76	0.00
	2016	14.76	15.81	0.00
	2017	15.81	19.10	0.00
	2018	19.10	16.88	0.00
	2019	16.88	21.14	0.00
Brighthouse Asset Allocation 20 Investment Division (Class B) (10/7/2011)	2011	11.94	12.24	4,740.14
	2012	12.24	13.13	4,738.05
	2013	13.13	13.45	7,222.41
	2014	13.45	13.81	4,734.33
	2015	13.81	13.49	6,475.62
	2016	13.49	13.86	5,601.03
	2017	13.86	14.56	4,728.75
	2018	14.56	13.93	4,435.16
	2019	13.93	15.30	4,435.16
Brighthouse Asset Allocation 40 Investment Division (Class B) (10/7/2011)	2011	11.45	11.83	31,656.67
87

1.75 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2012	11.83	12.96	35,897.58
	2013	12.96	14.13	47,826.99
	2014	14.13	14.57	45,893.40
	2015	14.57	14.16	35,427.41
	2016	14.16	14.76	34,138.26
	2017	14.76	16.05	27,157.47
	2018	16.05	15.08	26,954.55
	2019	15.08	17.13	18,871.35
Brighthouse Asset Allocation 60 Investment Division (Class B) (10/7/2011)	2011	10.89	11.35	138,581.05
	2012	11.35	12.63	145,923.16
	2013	12.63	14.64	151,323.36
	2014	14.64	15.12	140,345.65
	2015	15.12	14.67	134,655.43
	2016	14.67	15.44	116,859.27
	2017	15.44	17.40	27,885.62
	2018	17.40	16.05	15,048.11
	2019	16.05	18.84	13,375.95
Brighthouse Asset Allocation 80 Investment Division (Class A) (formerly MetLife Growth Strategy Investment Division (Class B)) (4/29/2013)	2013	11.42	12.99	0.00
	2014	12.99	12.92	0.00
Brighthouse Asset Allocation 80 Investment Division (Class B) (10/7/2011)	2011	10.26	10.80	52,642.71
	2012	10.80	12.25	53,414.87
	2013	12.25	14.96	54,249.98
	2014	14.96	15.47	59,233.89
	2015	15.47	14.95	56,021.71
	2016	14.95	15.88	55,385.75
	2017	15.88	18.60	67,950.72
	2018	18.60	16.79	18,725.47
	2019	16.79	20.42	17,779.76
Brighthouse Asset Allocation 80 Investment Division (formerly Met/Franklin Templeton Founding Strategy Investment Division (Class B)) (4/28/2008)	2011	8.67	9.25	0.00
	2012	9.25	10.55	0.00
	2013	10.55	11.35	0.00
Brighthouse Balanced Plus Investment Division (Class B) (10/7/2011)	2011	9.17	9.36	0.00
	2012	9.36	10.40	1,522.78
	2013	10.40	11.69	37,846.68
	2014	11.69	12.59	36,853.54
	2015	12.59	11.87	37,704.40
	2016	11.87	12.64	35,614.35
	2017	12.64	14.70	66,176.10
	2018	14.70	13.38	16,776.63
	2019	13.38	16.24	15,893.99
Brighthouse/Aberdeen Emerging Markets Equity Investment Division (Class B) (10/7/2011)	2011	9.60	9.88	2,281.54
	2012	9.88	11.54	2,399.17
	2013	11.54	10.77	2,626.17
	2014	10.77	9.90	2,797.78
	2015	9.90	8.38	449.12
	2016	8.38	9.18	446.47
	2017	9.18	11.58	444.12
	2018	11.58	9.76	441.91
	2019	9.76	11.59	439.60
Brighthouse/Artisan Mid Cap Value Investment Division (Class B) (10/7/2011)	2011	26.83	29.50	0.00
	2012	29.50	32.35	0.00
	2013	32.35	43.39	0.00
	2014	43.39	43.35	0.00
	2015	43.35	38.48	0.00
	2016	38.48	46.38	0.00
	2017	46.38	51.29	0.00
	2018	51.29	43.64	0.00
	2019	43.64	52.93	0.00
Brighthouse/Dimensional International Small Company Investment Division (Class B) (10/7/2011)	2011	14.07	14.08	0.00
	2012	14.08	16.31	0.00
	2013	16.31	20.45	0.00
	2014	20.45	18.75	0.00
	2015	18.75	19.49	0.00
	2016	19.49	20.27	0.00
	2017	20.27	25.98	0.00
	2018	25.98	20.28	0.00
	2019	20.28	24.52	0.00
Brighthouse/Eaton Vance Floating Rate Investment Division (Class B) (10/7/2011)	2011	9.95	10.22	0.00
	2012	10.22	10.78	0.00
88

1.75 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2013	10.78	11.00	0.00
	2014	11.00	10.88	0.00
	2015	10.88	10.61	0.00
	2016	10.61	11.39	0.00
	2017	11.39	11.60	0.00
	2018	11.60	11.44	0.00
	2019	11.44	12.03	0.00
Brighthouse/Franklin Low Duration Total Return Investment Division (Class B) (10/7/2011)	2011	9.70	9.74	0.00
	2012	9.74	9.99	0.00
	2013	9.99	9.93	0.00
	2014	9.93	9.86	0.00
	2015	9.86	9.63	0.00
	2016	9.63	9.76	0.00
	2017	9.76	9.72	0.00
	2018	9.72	9.59	0.00
	2019	9.59	9.86	0.00
Brighthouse/Templeton International Bond Investment Division (Class B) (10/7/2011)	2011	11.84	11.88	0.00
	2012	11.88	13.34	0.00
	2013	13.34	13.24	0.00
	2014	13.24	13.16	0.00
	2015	13.16	12.39	0.00
	2016	12.39	12.28	0.00
	2017	12.28	12.09	0.00
	2018	12.09	12.00	0.00
	2019	12.00	11.93	0.00
Brighthouse/Wellington Core Equity Opportunities Investment Division (Class B) (10/7/2011)	2011	26.83	29.33	551.92
	2012	29.33	32.45	490.79
	2013	32.45	42.53	444.65
	2014	42.53	46.12	415.28
	2015	46.12	46.29	396.64
	2016	46.29	48.69	375.71
	2017	48.69	56.85	356.91
	2018	56.85	55.66	332.57
	2019	55.66	71.46	312.73
Brighthouse/Wellington Large Cap Research Investment Division (Class B) (10/7/2011)	2011	52.58	56.78	0.00
	2012	56.78	63.27	0.00
	2013	63.27	83.49	0.00
	2014	83.49	93.13	0.00
	2015	93.13	95.62	0.00
	2016	95.62	101.74	0.00
	2017	101.74	121.92	0.00
	2018	121.92	112.22	0.00
	2019	112.22	145.35	0.00
Clarion Global Real Estate Investment Division (Class B) (10/7/2011)	2011	12.12	12.92	9,389.31
	2012	12.92	16.00	10,302.57
	2013	16.00	16.28	9,239.60
	2014	16.28	18.12	7,332.72
	2015	18.12	17.55	6,992.43
	2016	17.55	17.40	5,972.37
	2017	17.40	18.94	5,096.60
	2018	18.94	17.00	4,939.77
	2019	17.00	20.85	3,962.67
Frontier Mid Cap Growth Investment Division (Class B) (10/7/2011)	2011	36.75	39.43	19.30
	2012	39.43	42.89	18.12
	2013	42.89	55.81	16.42
	2014	55.81	60.81	16.16
	2015	60.81	61.31	14.82
	2016	61.31	63.36	14.93
	2017	63.36	77.79	13.80
	2018	77.79	71.92	12.82
	2019	71.92	93.88	13.08
Harris Oakmark International Investment Division (Class B) (10/7/2011)	2011	16.25	16.27	107.19
	2012	16.27	20.66	105.71
	2013	20.66	26.50	83.80
	2014	26.50	24.53	92.99
	2015	24.53	23.01	100.86
	2016	23.01	24.46	102.46
	2017	24.46	31.36	84.13
	2018	31.36	23.42	97.06
	2019	23.42	28.66	109.98
Invesco Balanced-Risk Allocation Investment Division (Class B) (4/30/2012)	2012	1.01	1.04	99,549.16
89

1.75 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2013	1.04	1.04	13,437.90
	2014	1.04	1.08	12,026.56
	2015	1.08	1.02	0.00
	2016	1.02	1.12	18,023.44
	2017	1.12	1.21	35,576.90
	2018	1.21	1.11	0.00
	2019	1.11	1.26	0.00
Invesco Global Equity Investment Division (Class B) (formerly Oppenheimer Global Equity Investment Division (Class B) (10/7/2011))	2011	15.53	16.02	0.00
	2012	16.02	19.07	0.00
	2013	19.07	23.82	0.00
	2014	23.82	23.91	0.00
	2015	23.91	24.42	0.00
	2016	24.42	24.05	0.00
	2017	24.05	32.32	0.00
	2018	32.32	27.58	0.00
	2019	27.58	35.66	0.00
Invesco Global Equity Investment Division (Class B) (formerly Oppenheimer Global Equity Investment Division (Class B) and before that Met/Templeton Growth Investment Division (Class B)) (10/7/2011)	2011	7.91	8.26	456.54
	2012	8.26	9.92	456.54
	2013	9.92	10.54	0.00
Invesco Small Cap Growth Investment Division (Class B) (10/7/2011)	2011	13.76	14.96	0.00
	2012	14.96	17.38	0.00
	2013	17.38	23.95	0.00
	2014	23.95	25.39	0.00
	2015	25.39	24.53	0.00
	2016	24.53	26.86	0.00
	2017	26.86	33.08	0.00
	2018	33.08	29.56	0.00
	2019	29.56	36.14	0.00
Jennison Growth Investment Division (Class B) (10/7/2011)	2011	4.67	4.86	0.00
	2012	4.86	5.52	3,852.78
	2013	5.52	7.42	3,798.40
	2014	7.42	7.93	3,749.83
	2015	7.93	8.61	3,709.07
	2016	8.61	8.45	607.40
	2017	8.45	11.38	530.10
	2018	11.38	11.19	444.71
	2019	11.19	14.58	478.68
Jennison Growth Investment Division (Class B) (formerly Oppenheimer Capital Appreciation Investment Division (Class B)) (10/7/2011)	2011	7.39	7.87	2,563.09
	2012	7.87	8.84	0.00
JPMorgan Core Bond Investment Division (Class B) (4/29/2013)	2013	11.03	10.47	4,463.33
	2014	10.47	10.81	4,620.29
	2015	10.81	10.68	0.00
	2016	10.68	10.72	0.00
	2017	10.72	10.89	0.00
	2018	10.89	10.70	0.00
	2019	10.70	11.38	0.00
JPMorgan Core Bond Investment Division (Class B) (formerly American Funds® Bond Investment Division (Class C)) (10/7/2011)	2011	10.53	10.66	3,497.60
	2012	10.66	10.99	3,828.23
	2013	10.99	10.96	0.00
JPMorgan Global Active Allocation Investment Division (Class B) (4/30/2012)	2012	1.01	1.04	108,701.06
	2013	1.04	1.14	100,507.52
	2014	1.14	1.20	63,928.78
	2015	1.20	1.19	79,144.78
	2016	1.19	1.20	74,649.83
	2017	1.20	1.38	67,360.62
	2018	1.38	1.25	0.00
	2019	1.25	1.44	0.00
JPMorgan Global Active Allocation Investment Division (Class B) (formerly Allianz Global Investors Dynamic Multi-Asset Plus investment Division (Class B)) (4/28/2014)	2014	0.99	1.03	0.00
	2015	1.03	1.00	0.00
	2016	1.00	1.01	0.00
	2017	1.01	1.14	0.00
	2018	1.14	1.11	0.00
JPMorgan Small Cap Value Investment Division (Class B) (10/7/2011)	2011	11.44	12.69	0.00
	2012	12.69	14.38	0.00
	2013	14.38	18.78	0.00
	2014	18.78	19.27	0.00
	2015	19.27	17.52	0.00
90

1.75 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2016	17.52	22.47	0.00
	2017	22.47	22.82	0.00
	2018	22.82	19.30	0.00
	2019	19.30	22.60	0.00
Loomis Sayles Global Allocation Investment Division (Class B) (formerly Loomis Sayles Global Markets Investment Division (Class B)) (4/29/2019)	2011	11.77	12.42	3,125.89
	2012	12.42	14.27	3,029.94
	2013	14.27	16.42	6,870.02
	2014	16.42	16.70	6,861.93
	2015	16.70	16.61	2,491.83
	2016	16.61	17.10	2,482.31
	2017	17.10	20.67	2,472.78
	2018	20.67	19.21	2,467.03
	2019	19.21	24.07	2,434.00
Loomis Sayles Global Allocation Investment Division (Class B) (formerly Loomis Sayles Global Markets Investment Division (Class B) (formerly Met/Franklin Income Investment Division (Class B))) (4/28/2008)	2010	10.31	10.99	312.24
	2011	10.99	11.03	6,926.28
	2012	11.03	12.19	12,579.99
	2013	12.19	12.71	0.00
Loomis Sayles Growth Investment Division (Class B) (formerly ClearBridge Aggressive Growth Investment Division (Class B)) (10/7/2011)	2011	6.83	7.40	0.00
	2012	7.40	8.62	0.00
	2013	8.62	12.33	0.00
	2014	12.33	14.41	3,424.07
	2015	14.41	13.59	0.00
	2016	13.59	13.71	0.00
	2017	13.71	15.95	0.00
	2018	15.95	14.57	0.00
	2019	14.57	17.69	0.00
Loomis Sayles Growth Investment Division (Class B) (formerly ClearBridge Aggressive Growth II Investment Division (Class B)) (10/7/2011)	2011	123.29	127.72	1,703.39
	2012	127.72	153.75	2,297.07
	2013	153.75	194.57	1,558.46
	2014	194.57	202.39	0.00
Loomis Sayles Small Cap Core Investment Division (Class B) (10/7/2011)	2011	29.56	33.23	608.75
	2012	33.23	37.31	587.41
	2013	37.31	51.59	470.62
	2014	51.59	52.47	476.46
	2015	52.47	50.66	0.00
	2016	50.66	59.23	0.00
	2017	59.23	66.91	0.00
	2018	66.91	58.31	0.00
	2019	58.31	71.76	0.00
MetLife Aggregate Bond Index Investment Division (Class B) (10/7/2011)	2011	15.51	15.68	4,825.32
	2012	15.68	15.97	4,884.55
	2013	15.97	15.29	5,155.12
	2014	15.29	15.85	5,071.41
	2015	15.85	15.59	4,812.30
	2016	15.59	15.65	4,622.71
	2017	15.65	15.83	4,721.28
	2018	15.83	15.49	4,629.55
	2019	15.49	16.49	2,653.98
MetLife Mid Cap Stock Index Investment Division (Class B) (10/7/2011)	2011	14.67	16.12	628.91
	2012	16.12	18.58	641.61
	2013	18.58	24.26	558.68
	2014	24.26	26.04	540.55
	2015	26.04	24.91	518.15
	2016	24.91	29.41	488.85
	2017	29.41	33.42	460.03
	2018	33.42	29.06	442.64
	2019	29.06	35.86	256.33
MetLife MSCI EAFE® Index Investment Division (Class B) (10/7/2011)	2011	10.43	10.53	1,654.64
	2012	10.53	12.22	1,696.45
	2013	12.22	14.59	1,579.21
	2014	14.59	13.44	1,712.95
	2015	13.44	13.04	1,630.84
	2016	13.04	12.94	1,742.38
	2017	12.94	15.84	1,598.93
	2018	15.84	13.37	1,711.61
	2019	13.37	15.97	380.60
MetLife Multi-Index Targeted Risk Investment Division (Class B) (11/12/2012)	2012	0.98	1.01	0.00
	2013	1.01	1.12	0.00
	2014	1.12	1.20	0.00
91

1.75 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2015	1.20	1.17	0.00
	2016	1.17	1.20	0.00
	2017	1.20	1.36	0.00
	2018	1.36	1.24	0.00
	2019	1.24	1.48	0.00
MetLife Russell 2000® Index Investment Division (Class B) (10/7/2011)	2011	14.41	16.25	258.61
	2012	16.25	18.53	254.59
	2013	18.53	25.16	220.61
	2014	25.16	25.91	221.71
	2015	25.91	24.32	222.43
	2016	24.32	28.90	202.61
	2017	28.90	32.49	202.63
	2018	32.49	28.36	196.40
	2019	28.36	34.92	0.00
MetLife Stock Index Investment Division (Class B) (10/7/2011)	2011	32.92	35.83	2,668.71
	2012	35.83	40.63	2,458.77
	2013	40.63	52.59	2,198.25
	2014	52.59	58.44	2,000.44
	2015	58.44	57.95	1,768.65
	2016	57.95	63.43	1,676.95
	2017	63.43	75.57	1,535.60
	2018	75.57	70.66	1,400.08
	2019	70.66	90.83	493.57
MFS® Research International Investment Division (Class B) (10/7/2011)	2011	12.12	12.29	143.50
	2012	12.29	14.10	144.16
	2013	14.10	16.52	134.13
	2014	16.52	15.10	144.68
	2015	15.10	14.58	157.16
	2016	14.58	14.20	161.35
	2017	14.20	17.89	152.06
	2018	17.89	15.11	154.66
	2019	15.11	19.06	162.70
MFS® Total Return Investment Division (Class B) (10/7/2011)	2011	38.84	41.06	9,867.25
	2012	41.06	44.90	10,088.62
	2013	44.90	52.38	9,533.01
	2014	52.38	55.77	7,688.95
	2015	55.77	54.59	7,388.67
	2016	54.59	58.43	6,994.66
	2017	58.43	64.40	6,384.30
	2018	64.40	59.60	6,054.72
	2019	59.60	70.32	5,732.60
MFS® Value Investment Division (Class B) (10/7/2011)	2011	10.34	11.28	0.00
	2012	11.28	12.89	0.00
	2013	12.89	17.15	0.00
	2014	17.15	18.63	0.00
	2015	18.63	18.24	0.00
	2016	18.24	20.45	0.00
	2017	20.45	23.63	0.00
	2018	23.63	20.84	228.67
	2019	20.84	26.59	229.05
MFS® Value Investment Division (Class B) (formerly BlackRock Large Cap Value Investment Division (Class B)) (10/7/2011)	2011	9.74	10.73	1,781.60
	2012	10.73	12.02	1,672.12
	2013	12.02	15.56	1,353.08
	2014	15.56	16.78	1,314.98
	2015	16.78	15.47	296.81
	2016	15.47	17.95	279.99
	2017	17.95	18.94	284.60
	2018	18.94	18.24	0.00
Morgan Stanley Discovery Investment Division (Class B) (formerly Morgan Stanley Mid Cap Growth Investment Division (Class B)) (4/29/2019)	2011	12.84	13.02	0.00
	2012	13.02	13.99	0.00
	2013	13.99	19.11	0.00
	2014	19.11	18.97	0.00
	2015	18.97	17.70	0.00
	2016	17.70	15.92	0.00
	2017	15.92	21.89	0.00
	2018	21.89	23.70	0.00
	2019	23.70	32.63	0.00
Neuberger Berman Genesis Investment Division (Class B) (10/7/2011)	2011	14.81	16.32	0.00
	2012	16.32	17.60	0.00
	2013	17.60	23.90	0.00
	2014	23.90	23.42	0.00
	2015	23.42	23.10	0.00
	2016	23.10	26.87	0.00
92

1.75 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2017	26.87	30.50	0.00
	2018	30.50	27.88	0.00
	2019	27.88	35.45	0.00
Neuberger Berman Genesis Investment Division (Class B) (formerly MLA Mid Cap Investment Division (Class B)) (10/7/2011)	2011	12.87	14.04	0.00
	2012	14.04	14.53	0.00
	2013	14.53	15.74	0.00
PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014)	2014	0.99	1.03	0.00
	2015	1.03	0.95	0.00
	2016	0.95	1.04	18,306.99
	2017	1.04	1.15	0.00
	2018	1.15	1.05	0.00
	2019	1.05	1.26	0.00
PIMCO Inflation Protected Bond Investment Division (Class B) (10/7/2011)	2011	14.38	14.64	21,343.65
	2012	14.64	15.70	33,607.84
	2013	15.70	14.00	21,344.16
	2014	14.00	14.15	20,065.63
	2015	14.15	13.47	11,895.89
	2016	13.47	13.90	5,818.52
	2017	13.90	14.13	4,028.55
	2018	14.13	13.55	6,032.55
	2019	13.55	14.42	5,852.90
PIMCO Total Return Investment Division (Class B) (10/7/2011)	2011	15.70	16.04	6,503.40
	2012	16.04	17.22	11,959.43
	2013	17.22	16.60	12,729.72
	2014	16.60	16.99	12,930.82
	2015	16.99	16.70	7,033.82
	2016	16.70	16.84	1,850.52
	2017	16.84	17.29	1,895.63
	2018	17.29	16.95	1,903.99
	2019	16.95	18.07	1,840.92
Schroders Global Multi-Asset Investment Division (Class B) (4/30/2012)	2012	1.01	1.06	0.00
	2013	1.06	1.15	0.00
	2014	1.15	1.22	0.00
	2015	1.22	1.18	0.00
	2016	1.18	1.23	0.00
	2017	1.23	1.38	0.00
	2018	1.38	1.23	0.00
	2019	1.23	1.47	0.00
Schroders Global Multi-Asset Investment Division (Class B) (formerly Pyramis® Managed Risk Investment Division (Class B)) (4/29/2013)	2013	10.21	10.72	0.00
	2014	10.72	11.45	0.00
	2015	11.45	11.11	0.00
	2016	11.11	11.41	0.00
	2017	11.41	13.06	20,965.02
	2018	13.06	12.48	0.00
SSGA Growth and Income ETF Investment Division (Class B) (10/7/2011)	2011	10.78	11.39	33,740.63
	2012	11.39	12.62	16,670.59
	2013	12.62	14.01	15,572.50
	2014	14.01	14.57	14,546.12
	2015	14.57	14.03	3,682.14
	2016	14.03	14.59	3,644.52
	2017	14.59	16.61	3,611.22
	2018	16.61	15.26	3,526.29
	2019	15.26	17.93	3,495.28
SSGA Growth ETF Investment Division (Class B) (10/7/2011))	2011	10.01	10.63	7,294.04
	2012	10.63	12.01	7,265.68
	2013	12.01	13.94	7,240.24
	2014	13.94	14.43	0.00
	2015	14.43	13.86	0.00
	2016	13.86	14.55	0.00
	2017	14.55	17.11	0.00
	2018	17.11	15.34	1,644.31
	2019	15.34	18.46	1,540.67
T. Rowe Price Large Cap Growth Investment Division (Class B)	2013	16.55	20.85	1,499.42
	2014	20.85	22.30	1,418.34
	2015	22.30	24.21	314.98
	2016	24.21	24.16	313.12
	2017	24.16	31.69	311.47
	2018	31.69	30.78	309.92
	2019	30.78	39.50	308.30
T. Rowe Price Large Cap Growth Investment Division (Class B) (formerly RCM Technology Investment Division (Class B)) (10/7/2011)	2011	5.88	5.92	16,042.85
	2012	5.92	6.52	4,031.03
	2013	6.52	6.81	0.00
93

1.75 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
T. Rowe Price Mid Cap Growth Investment Division (Class B) (10/7/2011)	2011	9.12	9.78	2,008.40
	2012	9.78	10.93	1,962.07
	2013	10.93	14.67	1,662.19
	2014	14.67	16.25	1,532.25
	2015	16.25	17.04	0.00
	2016	17.04	17.78	0.00
	2017	17.78	21.80	0.00
	2018	21.80	20.95	0.00
	2019	20.95	26.98	0.00
T. Rowe Price Small Cap Growth Investment Division (Class B) (10/7/2011)	2011	15.44	17.22	213.99
	2012	17.22	19.61	282.56
	2013	19.61	27.78	281.16
	2014	27.78	29.11	279.88
	2015	29.11	29.31	278.72
	2016	29.31	32.11	277.07
	2017	32.11	38.67	275.61
	2018	38.67	35.42	274.24
	2019	35.42	46.23	272.81
VanEck Global Natural Resources Investment Division (Class B) (10/7/2011)	2011	14.65	15.28	0.00
	2012	15.28	15.40	0.00
	2013	15.40	16.77	0.00
	2014	16.77	13.37	0.00
	2015	13.37	8.83	0.00
	2016	8.83	12.48	0.00
	2017	12.48	12.17	0.00
	2018	12.17	8.51	0.00
	2019	8.51	9.39	0.00
Victory Sycamore Mid Cap Value Investment Division (Class B)	2012	24.15	24.77	471.72
	2013	24.77	31.72	465.89
	2014	31.72	34.18	463.04
	2015	34.18	30.57	462.02
	2016	30.57	34.69	459.99
	2017	34.69	37.32	457.18
	2018	37.32	32.95	454.09
	2019	32.95	41.77	452.90
Victory Sycamore Mid Cap Value Investment Division (Class B) (formerly Neuberger Berman Mid Cap Value Investment Division (Class B)) (10/07/2011)	2011	19.83	21.97	365.37
	2012	21.97	24.27	0.00
Western Asset Management Government Income Investment Division (Class B) (formerly Fidelity Institutional Asset Management® Government Income Portfolio (Class B)) (4/30/2012)	2012	10.73	10.87	0.00
	2013	10.87	10.20	0.00
	2014	10.20	10.78	0.00
	2015	10.78	10.64	0.00
	2016	10.64	10.59	0.00
	2017	10.59	10.68	0.00
	2018	10.68	10.48	0.00
	2019	10.48	11.08	0.00
Western Asset Management Strategic Bond Opportunities Investment Division (Class B)	2016	27.81	28.78	899.75
	2017	28.78	30.53	854.51
	2018	30.53	28.79	808.69
	2019	28.79	32.31	763.36
Western Asset Management Strategic Bond Opportunities Investment Division (Class B) (formerly Lord Abbett Bond Debenture Investment Division (Class B)) (10/7/2011)	2011	21.38	22.61	708.18
	2012	22.61	25.10	4,115.14
	2013	25.10	26.63	4,070.82
	2014	26.63	27.43	4,035.86
	2015	27.43	26.37	3,960.01
	2016	26.37	27.14	0.00
Western Asset Management Strategic Bond Opportunities Investment Division (Class E)	2016	28.38	29.39	18,354.00
	2017	29.39	31.19	17,093.57
	2018	31.19	29.45	21,188.98
	2019	29.45	33.07	20,082.31
Western Asset Management Strategic Bond Opportunities Investment Division (Class E) (formerly Pioneer Strategic Income Investment Division (Class E)) (10/7/2011)	2011	23.40	23.97	780.51
	2012	23.97	26.25	808.41
	2013	26.25	26.16	902.91
	2014	26.16	26.85	919.38
	2015	26.85	26.00	0.00
	2016	26.00	26.61	0.00
94

1.75 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
Western Asset Management U.S. Government Investment Division (Class B) (10/7/2011)	2011	16.90	16.98	2,158.89
	2012	16.98	17.19	1,667.60
	2013	17.19	16.74	1,608.68
	2014	16.74	16.87	1,543.13
	2015	16.87	16.63	837.95
	2016	16.63	16.51	800.71
	2017	16.51	16.49	764.65
	2018	16.49	16.32	729.14
	2019	16.32	16.96	689.85

	At 2.00 Separate Account Charge:
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
American Funds Global Small Capitalization Investment Division (Class 2) (10/7/2011)	2011	22.17	22.83	0.00
	2012	22.83	26.45	0.00
	2013	26.45	33.26	0.00
	2014	33.26	33.29	0.00
	2015	33.29	32.72	0.00
	2016	32.72	32.74	0.00
	2017	32.74	40.41	0.00
	2018	40.41	35.43	0.00
	2019	35.43	45.67	0.00
American Funds Growth-Income Investment Division (Class 2) (10/7/2011)	2011	80.12	85.65	239.51
	2012	85.65	98.62	252.18
	2013	98.62	129.06	240.32
	2014	129.06	139.95	231.77
	2015	139.95	139.18	225.01
	2016	139.18	152.14	218.24
	2017	152.14	182.52	211.72
	2018	182.52	175.69	205.02
	2019	175.69	217.22	198.91

1.80 Separate Account Charge
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
AB Global Dynamic Allocation Investment Division (Class B) (10/7/2011)	2011	9.41	9.70	1,322,676.10
	2012	9.70	10.49	3,019,606.31
	2013	10.49	11.45	3,752,182.26
	2014	11.45	12.08	3,669,613.49
	2015	12.08	11.93	3,669,466.61
	2016	11.93	12.14	3,355,083.65
	2017	12.14	13.55	3,012,231.87
	2018	13.55	12.38	2,604,798.54
	2019	12.38	14.35	2,310,761.68
American Funds® Balanced Allocation Investment Division (Class C) (10/7/2011)	2011	9.02	9.40	1,838,176.62
	2012	9.40	10.48	1,781,499.92
	2013	10.48	12.20	1,695,085.28
	2014	12.20	12.71	1,476,965.95
	2015	12.71	12.40	1,391,409.79
	2016	12.40	13.13	1,400,218.28
	2017	13.13	15.07	1,349,789.83
	2018	15.07	14.16	1,004,104.80
	2019	14.16	16.62	428,753.03
American Funds® Growth Allocation Investment Division (Class C) (10/7/2011)	2011	8.27	8.70	286,193.15
	2012	8.70	9.93	276,661.68
	2013	9.93	12.20	281,536.09
	2014	12.20	12.75	337,316.61
	2015	12.75	12.43	410,980.52
	2016	12.43	13.30	402,089.40
	2017	13.30	15.85	288,296.61
	2018	15.85	14.67	67,545.46
95

1.80 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2019	14.67	17.81	57,365.40
American Funds® Growth Investment Division (Class C) (10/7/2011)	2011	8.05	8.53	1,058,069.80
	2012	8.53	9.83	1,167,868.32
	2013	9.83	12.54	1,186,340.16
	2014	12.54	13.32	1,281,583.91
	2015	13.32	13.93	1,318,310.37
	2016	13.93	14.93	1,371,401.48
	2017	14.93	18.76	1,183,054.24
	2018	18.76	18.33	960,682.72
	2019	18.33	23.46	708,258.97
American Funds® Moderate Allocation Investment Division (Class C) (10/7/2011)	2011	9.53	9.86	1,153,465.72
	2012	9.86	10.74	1,110,423.73
	2013	10.74	11.97	1,022,862.01
	2014	11.97	12.47	1,143,258.58
	2015	12.47	12.16	1,095,152.81
	2016	12.16	12.78	984,174.24
	2017	12.78	14.18	889,603.12
	2018	14.18	13.45	664,901.80
	2019	13.45	15.35	334,601.65
AQR Global Risk Balanced Investment Division (Class B) (10/7/2011)	2011	10.18	10.57	1,615,390.38
	2012	10.57	11.48	4,446,593.51
	2013	11.48	10.89	4,395,658.08
	2014	10.89	11.12	4,119,337.25
	2015	11.12	9.88	3,540,185.72
	2016	9.88	10.57	3,168,070.65
	2017	10.57	11.40	2,806,543.36
	2018	11.40	10.49	2,516,284.27
	2019	10.49	12.35	2,254,869.52
Baillie Gifford International Stock Investment Division (Class B) (10/7/2011)	2011	9.82	9.83	49,139.68
	2012	9.83	11.52	51,226.49
	2013	11.52	13.03	51,842.25
	2014	13.03	12.37	41,642.01
	2015	12.37	11.89	32,587.56
	2016	11.89	12.26	23,523.98
	2017	12.26	16.25	19,721.42
	2018	16.25	13.21	10,712.96
	2019	13.21	17.18	3,526.65
BlackRock Bond Income Investment Division (Class B) (10/7/2011)	2011	48.72	49.48	121,223.91
	2012	49.48	52.13	125,795.79
	2013	52.13	50.68	105,504.02
	2014	50.68	53.17	123,604.54
	2015	53.17	52.40	117,590.68
	2016	52.40	52.94	128,664.47
	2017	52.94	54.00	117,309.47
	2018	54.00	52.70	80,694.33
	2019	52.70	56.71	56,432.24
BlackRock Capital Appreciation Investment Division (Class B) (10/7/2011)	2011	25.50	26.50	67,559.76
	2012	26.50	29.68	64,405.63
	2013	29.68	39.04	62,614.61
	2014	39.04	41.65	56,620.16
	2015	41.65	43.37	55,726.54
	2016	43.37	42.53	54,468.22
	2017	42.53	55.80	51,717.98
	2018	55.80	56.00	40,001.03
	2019	56.00	72.88	30,724.34
BlackRock Global Tactical Strategies Investment Division (Class B) (10/7/2011)	2011	9.25	9.54	2,027,623.68
	2012	9.54	10.22	4,154,028.67
	2013	10.22	11.08	4,737,089.70
	2014	11.08	11.52	4,603,441.51
	2015	11.52	11.30	4,631,922.95
	2016	11.30	11.60	4,349,539.01
	2017	11.60	12.91	3,953,600.71
	2018	12.91	11.76	3,497,775.51
	2019	11.76	13.94	3,095,868.86
BlackRock Ultra-Short Term Bond Investment Division (Class B) (10/7/2011)	2011	20.58	20.49	17,633.89
	2012	20.49	20.13	23,535.33
	2013	20.13	19.77	25,573.41
	2014	19.77	19.42	25,153.91
	2015	19.42	19.07	18,733.13
	2016	19.07	18.75	15,736.51
	2017	18.75	18.53	16,049.75
	2018	18.53	18.48	14,343.79
	2019	18.48	18.49	10,579.13
96

1.80 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
Brighthouse Asset Allocation 100 Investment Division (Class B) (10/7/2011)	2011	9.57	10.14	9,696.02
	2012	10.14	11.62	5,283.96
	2013	11.62	14.78	17,902.13
	2014	14.78	15.26	23,625.61
	2015	15.26	14.68	25,586.08
	2016	14.68	15.72	16,007.08
	2017	15.72	18.98	16,910.40
	2018	18.98	16.76	13,858.52
	2019	16.76	20.99	9,776.82
Brighthouse Asset Allocation 20 Investment Division (Class B) (10/7/2011)	2011	11.90	12.19	695,800.06
	2012	12.19	13.08	768,110.83
	2013	13.08	13.39	646,462.70
	2014	13.39	13.74	629,858.10
	2015	13.74	13.42	639,456.50
	2016	13.42	13.78	615,197.32
	2017	13.78	14.47	566,418.44
	2018	14.47	13.84	393,133.25
	2019	13.84	15.19	268,850.95
Brighthouse Asset Allocation 40 Investment Division (Class B) (10/7/2011)	2011	11.41	11.79	1,329,907.30
	2012	11.79	12.91	1,429,714.84
	2013	12.91	14.07	1,463,322.48
	2014	14.07	14.50	1,418,938.98
	2015	14.50	14.09	1,258,479.70
	2016	14.09	14.68	1,190,642.20
	2017	14.68	15.95	1,029,069.56
	2018	15.95	14.97	715,042.76
	2019	14.97	17.00	324,070.33
Brighthouse Asset Allocation 60 Investment Division (Class B) (10/7/2011)	2011	10.85	11.31	4,555,136.95
	2012	11.31	12.58	4,459,866.96
	2013	12.58	14.58	4,431,946.82
	2014	14.58	15.04	4,238,428.99
	2015	15.04	14.59	4,002,906.30
	2016	14.59	15.35	3,560,534.64
	2017	15.35	17.29	3,208,234.12
	2018	17.29	15.94	1,946,468.32
	2019	15.94	18.70	738,178.08
Brighthouse Asset Allocation 80 Investment Division (Class A) (formerly MetLife Growth Strategy Investment Division (Class B)) (4/29/2013)	2013	11.39	12.95	75,693.94
	2014	12.95	12.88	0.00
Brighthouse Asset Allocation 80 Investment Division (Class B) (10/7/2011)	2011	10.23	10.77	506,698.68
	2012	10.77	12.20	409,233.32
	2013	12.20	14.90	371,040.39
	2014	14.90	15.40	494,898.08
	2015	15.40	14.87	414,213.04
	2016	14.87	15.79	382,871.35
	2017	15.79	18.48	361,221.29
	2018	18.48	16.68	148,911.85
	2019	16.68	20.27	91,101.49
Brighthouse Asset Allocation 80 Investment Division (formerly Met/Franklin Templeton Founding Strategy Investment Division (Class B)) (4/28/2008)	2011	8.66	9.23	53,171.18
	2012	9.23	10.53	45,880.64
	2013	10.53	11.32	0.00
Brighthouse Balanced Plus Investment Division (Class B) (10/7/2011)	2011	9.17	9.35	2,322,955.42
	2012	9.35	10.39	4,933,142.87
	2013	10.39	11.67	7,550,408.10
	2014	11.67	12.57	7,913,392.61
	2015	12.57	11.84	7,827,332.64
	2016	11.84	12.60	7,560,030.73
	2017	12.60	14.65	7,209,241.63
	2018	14.65	13.33	6,554,920.24
	2019	13.33	16.17	5,791,613.51
Brighthouse/Aberdeen Emerging Markets Equity Investment Division (Class B) (10/7/2011)	2011	9.57	9.85	103,027.99
	2012	9.85	11.50	102,063.42
	2013	11.50	10.73	111,023.47
	2014	10.73	9.85	117,209.33
	2015	9.85	8.34	111,095.00
	2016	8.34	9.13	102,921.23
	2017	9.13	11.51	98,640.11
	2018	11.51	9.70	66,903.84
	2019	9.70	11.51	33,058.80
Brighthouse/Artisan Mid Cap Value Investment Division (Class B) (10/7/2011)	2011	26.58	29.23	29,960.94
	2012	29.23	32.03	25,903.71
	2013	32.03	42.94	33,794.47
97

1.80 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2014	42.94	42.88	35,828.01
	2015	42.88	38.05	26,190.12
	2016	38.05	45.83	26,176.11
	2017	45.83	50.66	21,970.17
	2018	50.66	43.08	15,431.06
	2019	43.08	52.23	10,569.09
Brighthouse/Dimensional International Small Company Investment Division (Class B) (10/7/2011)	2011	14.05	14.06	10,349.27
	2012	14.06	16.28	10,808.50
	2013	16.28	20.40	8,826.13
	2014	20.40	18.69	13,134.23
	2015	18.69	19.42	15,056.49
	2016	19.42	20.18	18,395.44
	2017	20.18	25.86	18,774.60
	2018	25.86	20.17	13,550.49
	2019	20.17	24.38	6,595.49
Brighthouse/Eaton Vance Floating Rate Investment Division (Class B) (10/7/2011)	2011	9.94	10.21	18,545.45
	2012	10.21	10.76	18,366.59
	2013	10.76	10.98	41,140.87
	2014	10.98	10.86	71,501.24
	2015	10.86	10.58	129,804.51
	2016	10.58	11.35	500,272.81
	2017	11.35	11.56	721,621.95
	2018	11.56	11.39	591,095.15
	2019	11.39	11.97	522,868.22
Brighthouse/Franklin Low Duration Total Return Investment Division (Class B) (10/7/2011)	2011	9.70	9.74	13,601.15
	2012	9.74	9.98	31,817.82
	2013	9.98	9.92	209,598.12
	2014	9.92	9.84	198,155.13
	2015	9.84	9.61	192,256.04
	2016	9.61	9.73	180,809.66
	2017	9.73	9.69	171,955.17
	2018	9.69	9.55	159,507.49
	2019	9.55	9.82	72,402.67
Brighthouse/Templeton International Bond Investment Division (Class B) (10/7/2011)	2011	11.83	11.86	12,368.58
	2012	11.86	13.31	11,580.32
	2013	13.31	13.21	11,223.83
	2014	13.21	13.12	8,414.05
	2015	13.12	12.35	7,674.68
	2016	12.35	12.24	7,760.19
	2017	12.24	12.04	7,289.46
	2018	12.04	11.94	4,970.60
	2019	11.94	11.86	3,799.47
Brighthouse/Wellington Core Equity Opportunities Investment Division (Class B) (10/7/2011)	2011	26.60	29.08	125,388.40
	2012	29.08	32.16	123,504.30
	2013	32.16	42.12	110,282.96
	2014	42.12	45.65	98,852.15
	2015	45.65	45.80	90,967.30
	2016	45.80	48.16	79,592.05
	2017	48.16	56.20	66,493.90
	2018	56.20	54.99	46,362.61
	2019	54.99	70.57	27,732.87
Brighthouse/Wellington Large Cap Research Investment Division (Class B) (10/7/2011)	2011	51.84	55.98	0.00
	2012	55.98	62.35	0.00
	2013	62.35	82.23	0.00
	2014	82.23	91.67	0.00
	2015	91.67	94.08	0.00
	2016	94.08	100.05	0.00
	2017	100.05	119.83	0.00
	2018	119.83	110.24	0.00
	2019	110.24	142.71	0.00
Clarion Global Real Estate Investment Division (Class B) (10/7/2011)	2011	12.08	12.87	95,186.17
	2012	12.87	15.93	105,097.28
	2013	15.93	16.20	115,661.96
	2014	16.20	18.02	90,941.12
	2015	18.02	17.45	78,872.92
	2016	17.45	17.29	73,455.02
	2017	17.29	18.81	67,198.75
	2018	18.81	16.87	44,487.02
	2019	16.87	20.68	27,239.24
98

1.80 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
Frontier Mid Cap Growth Investment Division (Class B) (10/7/2011)	2011	36.32	38.97	45,837.99
	2012	38.97	42.36	43,263.25
	2013	42.36	55.10	37,945.02
	2014	55.10	60.00	32,738.27
	2015	60.00	60.47	32,220.86
	2016	60.47	62.45	31,511.85
	2017	62.45	76.64	26,628.56
	2018	76.64	70.82	19,517.51
	2019	70.82	92.40	13,129.24
Harris Oakmark International Investment Division (Class B) (10/7/2011)	2011	16.17	16.19	229,654.05
	2012	16.19	20.55	216,386.34
	2013	20.55	26.34	230,324.81
	2014	26.34	24.37	256,677.92
	2015	24.37	22.85	261,151.71
	2016	22.85	24.28	229,936.09
	2017	24.28	31.10	189,944.85
	2018	31.10	23.22	152,603.66
	2019	23.22	28.40	87,774.84
Invesco Balanced-Risk Allocation Investment Division (Class B) (4/30/2012)	2012	1.01	1.04	13,863,943.72
	2013	1.04	1.04	16,672,070.11
	2014	1.04	1.08	18,150,108.46
	2015	1.08	1.02	18,212,107.74
	2016	1.02	1.11	16,993,408.27
	2017	1.11	1.20	16,248,374.74
	2018	1.20	1.11	14,546,683.11
	2019	1.11	1.25	12,462,729.17
Invesco Global Equity Investment Division (Class B) (formerly Oppenheimer Global Equity Investment Division (Class B) (10/7/2011))	2011	15.42	15.90	101,744.56
	2012	15.90	18.92	97,326.26
	2013	18.92	23.62	114,225.13
	2014	23.62	23.70	110,668.08
	2015	23.70	24.19	120,570.18
	2016	24.19	23.81	117,703.78
	2017	23.81	31.99	107,281.88
	2018	31.99	27.28	77,252.69
	2019	27.28	35.26	50,670.82
Invesco Global Equity Investment Division (Class B) (formerly Oppenheimer Global Equity Investment Division (Class B) and before that Met/Templeton Growth Investment Division (Class B)) (10/7/2011)	2011	7.89	8.25	39,611.30
	2012	8.25	9.90	40,542.52
	2013	9.90	10.51	0.00
Invesco Small Cap Growth Investment Division (Class B) (10/7/2011)	2011	13.70	14.89	17,731.48
	2012	14.89	17.29	14,152.61
	2013	17.29	23.80	19,878.79
	2014	23.80	25.23	25,920.97
	2015	25.23	24.35	28,349.45
	2016	24.35	26.65	26,590.46
	2017	26.65	32.81	20,830.96
	2018	32.81	29.31	18,561.51
	2019	29.31	35.81	16,900.44
Jennison Growth Investment Division (Class B) (10/7/2011)	2011	4.65	4.83	125,414.00
	2012	4.83	5.49	248,100.05
	2013	5.49	7.37	194,981.22
	2014	7.37	7.87	214,347.45
	2015	7.87	8.55	270,170.65
	2016	8.55	8.38	309,338.28
	2017	8.38	11.28	265,452.62
	2018	11.28	11.09	203,191.77
	2019	11.09	14.43	146,288.30
Jennison Growth Investment Division (Class B) (formerly Oppenheimer Capital Appreciation Investment Division (Class B)) (10/7/2011)	2011	7.35	7.83	100,451.39
	2012	7.83	8.79	0.00
JPMorgan Core Bond Investment Division (Class B) (4/29/2013)	2013	11.00	10.44	412,208.23
	2014	10.44	10.78	628,659.01
	2015	10.78	10.63	870,298.45
	2016	10.63	10.68	994,218.11
	2017	10.68	10.84	961,829.95
	2018	10.84	10.64	853,691.38
	2019	10.64	11.31	679,441.86
JPMorgan Core Bond Investment Division (Class B) (formerly American Funds® Bond Investment Division (Class C)) (10/7/2011)	2011	10.51	10.64	546,724.94
	2012	10.64	10.96	548,324.39
	2013	10.96	10.93	0.00
JPMorgan Global Active Allocation Investment Division (Class B) (4/30/2012)	2012	1.01	1.04	7,474,890.09
99

1.80 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2013	1.04	1.14	17,259,490.57
	2014	1.14	1.19	19,786,548.87
	2015	1.19	1.18	22,094,039.05
	2016	1.18	1.20	21,771,546.36
	2017	1.20	1.37	19,763,445.64
	2018	1.37	1.25	19,349,357.66
	2019	1.25	1.44	16,306,830.34
JPMorgan Global Active Allocation Investment Division (Class B) (formerly Allianz Global Investors Dynamic Multi-Asset Plus investment Division (Class B)) (4/28/2014)	2014	0.99	1.03	515,256.04
	2015	1.03	1.00	2,887,702.87
	2016	1.00	1.01	3,382,701.47
	2017	1.01	1.14	3,363,696.55
	2018	1.14	1.11	0.00
JPMorgan Small Cap Value Investment Division (Class B) (10/7/2011)	2011	11.40	12.65	29,029.86
	2012	12.65	14.33	31,015.88
	2013	14.33	18.70	28,941.50
	2014	18.70	19.17	34,319.67
	2015	19.17	17.43	30,566.20
	2016	17.43	22.34	29,128.16
	2017	22.34	22.67	25,914.79
	2018	22.67	19.17	12,085.05
	2019	19.17	22.43	6,463.81
Loomis Sayles Global Allocation Investment Division (Class B) (formerly Loomis Sayles Global Markets Investment Division (Class B)) (4/29/2019)	2011	11.74	12.38	81,247.20
	2012	12.38	14.22	86,766.61
	2013	14.22	16.36	404,939.05
	2014	16.36	16.62	334,918.16
	2015	16.62	16.53	305,557.18
	2016	16.53	17.01	277,130.01
	2017	17.01	20.54	258,788.80
	2018	20.54	19.09	182,650.51
	2019	19.09	23.91	129,371.82
Loomis Sayles Global Allocation Investment Division (Class B) (formerly Loomis Sayles Global Markets Investment Division (Class B) (formerly Met/Franklin Income Investment Division (Class B))) (4/28/2008)	2010	10.29	10.98	218,470.80
	2011	10.98	11.01	298,145.13
	2012	11.01	12.17	417,402.84
	2013	12.17	12.68	0.00
Loomis Sayles Growth Investment Division (Class B) (formerly ClearBridge Aggressive Growth Investment Division (Class B)) (10/7/2011)	2011	6.79	7.36	213,263.78
	2012	7.36	8.57	187,068.29
	2013	8.57	12.25	261,828.68
	2014	12.25	14.31	677,378.08
	2015	14.31	13.49	645,779.03
	2016	13.49	13.60	557,282.32
	2017	13.60	15.82	496,456.70
	2018	15.82	14.44	307,874.98
	2019	14.44	17.53	165,110.29
Loomis Sayles Growth Investment Division (Class B) (formerly ClearBridge Aggressive Growth II Investment Division (Class B)) (10/7/2011)	2011	121.48	125.83	37,938.74
	2012	125.83	151.40	36,732.58
	2013	151.40	191.50	31,649.79
	2014	191.50	199.16	0.00
Loomis Sayles Small Cap Core Investment Division (Class B) (10/7/2011)	2011	29.30	32.94	29,628.70
	2012	32.94	36.97	23,225.43
	2013	36.97	51.08	28,647.36
	2014	51.08	51.93	23,903.93
	2015	51.93	50.11	22,462.94
	2016	50.11	58.56	21,545.28
	2017	58.56	66.12	20,426.64
	2018	66.12	57.60	17,536.51
	2019	57.60	70.84	10,342.06
MetLife Aggregate Bond Index Investment Division (Class B) (10/7/2011)	2011	15.41	15.58	1,093,957.58
	2012	15.58	15.85	1,221,996.56
	2013	15.85	15.18	1,318,185.31
	2014	15.18	15.72	1,438,396.38
	2015	15.72	15.46	1,584,691.99
	2016	15.46	15.51	1,602,680.95
	2017	15.51	15.68	1,467,048.86
	2018	15.68	15.33	1,023,392.68
	2019	15.33	16.31	850,560.66
MetLife Mid Cap Stock Index Investment Division (Class B) (10/7/2011)	2011	14.59	16.03	181,367.00
	2012	16.03	18.47	192,938.27
	2013	18.47	24.09	182,844.23
100

1.80 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2014	24.09	25.85	189,040.01
	2015	25.85	24.72	183,381.44
	2016	24.72	29.17	163,314.13
	2017	29.17	33.13	152,252.69
	2018	33.13	28.79	107,673.02
	2019	28.79	35.51	73,902.05
MetLife MSCI EAFE® Index Investment Division (Class B) (10/7/2011)	2011	10.36	10.46	410,454.12
	2012	10.46	12.13	443,201.21
	2013	12.13	14.48	406,918.61
	2014	14.48	13.33	425,760.16
	2015	13.33	12.92	420,594.68
	2016	12.92	12.82	405,033.94
	2017	12.82	15.69	357,364.67
	2018	15.69	13.24	246,936.10
	2019	13.24	15.81	162,823.69
MetLife Multi-Index Targeted Risk Investment Division (Class B) (11/12/2012)	2012	0.98	1.01	839,162.17
	2013	1.01	1.12	8,505,124.93
	2014	1.12	1.20	14,674,629.86
	2015	1.20	1.17	20,481,328.25
	2016	1.17	1.19	21,723,799.06
	2017	1.19	1.36	21,355,409.25
	2018	1.36	1.24	17,999,536.04
	2019	1.24	1.48	15,948,680.15
MetLife Russell 2000® Index Investment Division (Class B) (10/7/2011)	2011	14.32	16.14	70,522.39
	2012	16.14	18.40	70,757.14
	2013	18.40	24.97	75,456.91
	2014	24.97	25.70	81,691.68
	2015	25.70	24.11	83,567.07
	2016	24.11	28.64	78,923.10
	2017	28.64	32.18	80,728.99
	2018	32.18	28.07	62,117.02
	2019	28.07	34.55	36,765.27
MetLife Stock Index Investment Division (Class B) (10/7/2011)	2011	32.57	35.44	504,160.78
	2012	35.44	40.17	487,612.41
	2013	40.17	51.97	426,455.28
	2014	51.97	57.73	417,814.34
	2015	57.73	57.21	429,807.06
	2016	57.21	62.59	442,166.35
	2017	62.59	74.53	398,050.32
	2018	74.53	69.66	299,902.86
	2019	69.66	89.49	183,744.85
MFS® Research International Investment Division (Class B) (10/7/2011)	2011	12.06	12.23	63,205.32
	2012	12.23	14.01	62,488.45
	2013	14.01	16.41	59,322.04
	2014	16.41	15.00	51,052.98
	2015	15.00	14.47	52,421.43
	2016	14.47	14.09	51,083.20
	2017	14.09	17.74	42,904.35
	2018	17.74	14.98	24,309.45
	2019	14.98	18.88	12,329.30
MFS® Total Return Investment Division (Class B) (10/7/2011)	2011	38.36	40.55	14,138.39
	2012	40.55	44.33	14,395.49
	2013	44.33	51.68	12,913.80
	2014	51.68	55.01	14,467.25
	2015	55.01	53.81	17,030.48
	2016	53.81	57.57	19,038.40
	2017	57.57	63.42	18,942.95
	2018	63.42	58.66	11,217.14
	2019	58.66	69.18	8,968.61
MFS® Value Investment Division (Class B) (10/7/2011)	2011	10.28	11.20	107,844.51
	2012	11.20	12.80	193,542.65
	2013	12.80	17.02	515,419.69
	2014	17.02	18.48	748,735.29
	2015	18.48	18.08	816,744.64
	2016	18.08	20.27	834,564.89
	2017	20.27	23.41	735,183.77
	2018	23.41	20.63	776,764.50
	2019	20.63	26.31	644,172.17
MFS® Value Investment Division (Class B) (formerly BlackRock Large Cap Value Investment Division (Class B)) (10/7/2011)	2011	9.69	10.68	220,084.10
	2012	10.68	11.96	279,202.37
	2013	11.96	15.47	257,486.55
	2014	15.47	16.67	244,679.42
	2015	16.67	15.36	218,175.18
101

1.80 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2016	15.36	17.82	190,860.07
	2017	17.82	18.79	179,347.59
	2018	18.79	18.10	0.00
Morgan Stanley Discovery Investment Division (Class B) (formerly Morgan Stanley Mid Cap Growth Investment Division (Class B)) (4/29/2019)	2011	12.75	12.93	59,018.84
	2012	12.93	13.87	57,614.32
	2013	13.87	18.95	56,105.19
	2014	18.95	18.80	49,213.99
	2015	18.80	17.53	40,615.76
	2016	17.53	15.76	41,945.09
	2017	15.76	21.67	43,491.33
	2018	21.67	23.44	34,678.13
	2019	23.44	32.26	29,095.55
Neuberger Berman Genesis Investment Division (Class B) (10/7/2011)	2011	14.73	16.23	13,566.94
	2012	16.23	17.49	9,880.21
	2013	17.49	23.74	26,598.91
	2014	23.74	23.25	23,229.71
	2015	23.25	22.92	18,727.38
	2016	22.92	26.65	15,789.97
	2017	26.65	30.24	14,194.33
	2018	30.24	27.62	10,903.60
	2019	27.62	35.10	8,551.39
Neuberger Berman Genesis Investment Division (Class B) (formerly MLA Mid Cap Investment Division (Class B)) (10/7/2011)	2011	12.81	13.97	21,672.33
	2012	13.97	14.45	25,284.12
	2013	14.45	15.65	0.00
PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014)	2014	0.99	1.03	321,402.13
	2015	1.03	0.95	1,782,938.88
	2016	0.95	1.04	3,212,640.20
	2017	1.04	1.15	3,261,349.72
	2018	1.15	1.05	2,954,096.12
	2019	1.05	1.25	2,929,703.64
PIMCO Inflation Protected Bond Investment Division (Class B) (10/7/2011)	2011	14.32	14.58	668,835.40
	2012	14.58	15.63	829,889.38
	2013	15.63	13.92	785,830.87
	2014	13.92	14.07	709,707.99
	2015	14.07	13.39	604,173.73
	2016	13.39	13.81	572,354.98
	2017	13.81	14.03	596,571.34
	2018	14.03	13.45	417,530.29
	2019	13.45	14.30	284,657.08
PIMCO Total Return Investment Division (Class B) (10/7/2011)	2011	15.62	15.95	911,418.36
	2012	15.95	17.12	1,044,625.06
	2013	17.12	16.49	1,210,821.27
	2014	16.49	16.88	1,314,452.57
	2015	16.88	16.58	1,076,617.63
	2016	16.58	16.71	932,187.24
	2017	16.71	17.15	900,587.04
	2018	17.15	16.80	715,533.51
	2019	16.80	17.90	434,672.21
Schroders Global Multi-Asset Investment Division (Class B) (4/30/2012)	2012	1.01	1.06	6,177,807.60
	2013	1.06	1.15	11,259,529.88
	2014	1.15	1.21	11,207,455.02
	2015	1.21	1.18	13,452,745.49
	2016	1.18	1.23	13,489,791.23
	2017	1.23	1.38	12,379,338.60
	2018	1.38	1.22	18,030,081.08
	2019	1.22	1.46	15,133,774.48
Schroders Global Multi-Asset Investment Division (Class B) (formerly Pyramis® Managed Risk Investment Division (Class B)) (4/29/2013)	2013	10.21	10.72	167,990.82
	2014	10.72	11.44	428,281.24
	2015	11.44	11.09	843,106.28
	2016	11.09	11.39	936,985.38
	2017	11.39	13.03	1,073,203.97
	2018	13.03	12.45	0.00
SSGA Growth and Income ETF Investment Division (Class B) (10/7/2011)	2011	10.74	11.35	1,051,357.78
	2012	11.35	12.58	1,076,041.99
	2013	12.58	13.95	1,052,365.84
	2014	13.95	14.50	985,838.36
	2015	14.50	13.96	894,942.17
	2016	13.96	14.51	789,520.18
	2017	14.51	16.51	754,720.07
	2018	16.51	15.16	448,503.16
	2019	15.16	17.80	180,144.51
SSGA Growth ETF Investment Division (Class B) (10/7/2011))	2011	9.98	10.59	257,556.54
102

1.80 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2012	10.59	11.97	264,553.79
	2013	11.97	13.88	303,176.25
	2014	13.88	14.37	246,734.75
	2015	14.37	13.78	206,868.13
	2016	13.78	14.47	176,629.87
	2017	14.47	17.00	153,693.98
	2018	17.00	15.24	14,507.12
	2019	15.24	18.33	13,324.65
T. Rowe Price Large Cap Growth Investment Division (Class B)	2013	16.43	20.69	96,856.48
	2014	20.69	22.12	112,419.19
	2015	22.12	24.01	186,402.25
	2016	24.01	23.94	242,046.45
	2017	23.94	31.39	214,587.40
	2018	31.39	30.47	175,346.80
	2019	30.47	39.08	138,279.92
T. Rowe Price Large Cap Growth Investment Division (Class B) (formerly RCM Technology Investment Division (Class B)) (10/7/2011)	2011	5.85	5.88	184,152.41
	2012	5.88	6.48	176,884.74
	2013	6.48	6.77	0.00
T. Rowe Price Mid Cap Growth Investment Division (Class B) (10/7/2011)	2011	9.07	9.73	339,619.94
	2012	9.73	10.86	374,139.96
	2013	10.86	14.57	390,791.19
	2014	14.57	16.14	432,249.52
	2015	16.14	16.91	486,038.69
	2016	16.91	17.64	488,693.57
	2017	17.64	21.62	436,174.69
	2018	21.62	20.76	336,413.05
	2019	20.76	26.73	249,211.62
T. Rowe Price Small Cap Growth Investment Division (Class B) (10/7/2011)	2011	15.33	17.09	89,152.64
	2012	17.09	19.45	103,841.21
	2013	19.45	27.55	115,362.71
	2014	27.55	28.85	155,280.29
	2015	28.85	29.04	188,694.45
	2016	29.04	31.80	198,018.57
	2017	31.80	38.27	193,648.02
	2018	38.27	35.03	159,332.82
	2019	35.03	45.71	122,837.09
VanEck Global Natural Resources Investment Division (Class B) (10/7/2011)	2011	14.63	15.26	113,362.29
	2012	15.26	15.37	111,044.38
	2013	15.37	16.72	99,149.39
	2014	16.72	13.33	101,053.33
	2015	13.33	8.80	116,285.04
	2016	8.80	12.43	83,906.29
	2017	12.43	12.12	82,602.29
	2018	12.12	8.46	58,580.77
	2019	8.46	9.34	19,085.99
Victory Sycamore Mid Cap Value Investment Division (Class B)	2012	23.99	24.60	106,052.76
	2013	24.60	31.48	93,816.73
	2014	31.48	33.90	85,290.97
	2015	33.90	30.30	80,338.88
	2016	30.30	34.38	72,698.80
	2017	34.38	36.97	63,904.25
	2018	36.97	32.62	40,702.96
	2019	32.62	41.33	17,216.28
Victory Sycamore Mid Cap Value Investment Division (Class B) (formerly Neuberger Berman Mid Cap Value Investment Division (Class B)) (10/07/2011)	2011	19.70	21.83	110,979.58
	2012	21.83	24.11	0.00
Western Asset Management Government Income Investment Division (Class B) (formerly Fidelity Institutional Asset Management® Government Income Portfolio (Class B)) (4/30/2012)	2012	10.72	10.86	2,876,841.93
	2013	10.86	10.18	2,857,563.23
	2014	10.18	10.76	2,551,057.51
	2015	10.76	10.61	2,468,228.62
	2016	10.61	10.56	2,469,615.29
	2017	10.56	10.64	2,027,381.14
	2018	10.64	10.44	1,684,525.87
	2019	10.44	11.03	1,612,008.97
Western Asset Management Strategic Bond Opportunities Investment Division (Class B)	2016	27.51	28.46	106,699.11
	2017	28.46	30.17	110,973.09
	2018	30.17	28.44	71,339.55
	2019	28.44	31.91	63,992.98
103

1.80 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
Western Asset Management Strategic Bond Opportunities Investment Division (Class B) (formerly Lord Abbett Bond Debenture Investment Division (Class B)) (10/7/2011)	2011	21.22	22.44	83,185.53
	2012	22.44	24.89	101,787.34
	2013	24.89	26.40	90,799.91
	2014	26.40	27.18	132,256.47
	2015	27.18	26.11	125,502.25
	2016	26.11	26.87	0.00
Western Asset Management Strategic Bond Opportunities Investment Division (Class E)	2016	28.08	29.07	111,438.00
	2017	29.07	30.83	88,262.93
	2018	30.83	29.09	67,040.04
	2019	29.09	32.66	45,437.44
Western Asset Management Strategic Bond Opportunities Investment Division (Class E) (formerly Pioneer Strategic Income Investment Division (Class E)) (10/7/2011)	2011	23.20	23.76	101,585.06
	2012	23.76	26.01	140,372.70
	2013	26.01	25.90	131,971.73
	2014	25.90	26.57	162,008.59
	2015	26.57	25.72	162,704.47
	2016	25.72	26.32	0.00
Western Asset Management U.S. Government Investment Division (Class B) (10/7/2011)	2011	16.75	16.84	129,179.68
	2012	16.84	17.04	140,317.26
	2013	17.04	16.58	153,007.85
	2014	16.58	16.70	143,200.29
	2015	16.70	16.45	120,896.39
	2016	16.45	16.33	118,902.41
	2017	16.33	16.30	117,201.02
	2018	16.30	16.12	85,869.66
	2019	16.12	16.75	41,043.45

	At 2.05 Separate Account Charge:
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
American Funds Global Small Capitalization Investment Division (Class 2) (10/7/2011)	2011	22.02	22.68	125,594.59
	2012	22.68	26.26	118,074.64
	2013	26.26	33.00	107,201.32
	2014	33.00	33.01	97,096.64
	2015	33.01	32.43	91,786.64
	2016	32.43	32.44	85,610.88
	2017	32.44	40.01	72,948.30
	2018	40.01	35.06	48,048.74
	2019	35.06	45.18	21,123.83
American Funds Growth-Income Investment Division (Class 2) (10/7/2011)	2011	79.02	84.46	50,113.78
	2012	84.46	97.21	42,161.36
	2013	97.21	127.14	42,688.43
	2014	127.14	137.81	51,423.38
	2015	137.81	136.98	59,604.09
	2016	136.98	149.66	56,528.98
	2017	149.66	179.45	54,431.20
	2018	179.45	172.65	41,295.35
	2019	172.65	213.36	25,820.39

1.85 Separate Account Charge
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
AB Global Dynamic Allocation Investment Division (Class B) (10/7/2011)	2011	9.41	9.70	8,434.07
	2012	9.70	10.48	36,328.12
	2013	10.48	11.44	37,078.47
	2014	11.44	12.05	33,782.69
	2015	12.05	11.90	26,222.81
	2016	11.90	12.10	22,239.61
	2017	12.10	13.50	15,020.04
104

1.85 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2018	13.50	12.33	11,458.29
	2019	12.33	14.29	10,223.06
American Funds® Balanced Allocation Investment Division (Class C) (10/7/2011)	2011	9.00	9.38	107,643.05
	2012	9.38	10.46	93,625.56
	2013	10.46	12.17	102,691.85
	2014	12.17	12.67	101,407.49
	2015	12.67	12.35	77,647.95
	2016	12.35	13.07	65,067.84
	2017	13.07	14.99	94,468.04
	2018	14.99	14.08	116,016.69
	2019	14.08	16.52	119,580.96
American Funds® Growth Allocation Investment Division (Class C) (10/7/2011)	2011	8.25	8.69	227,683.77
	2012	8.69	9.91	128,836.99
	2013	9.91	12.17	125,164.05
	2014	12.17	12.71	120,012.58
	2015	12.71	12.38	85,871.48
	2016	12.38	13.24	80,339.13
	2017	13.24	15.78	96,780.17
	2018	15.78	14.59	94,840.13
	2019	14.59	17.71	85,564.49
American Funds® Growth Investment Division (Class C) (10/7/2011)	2011	8.04	8.51	1,678.83
	2012	8.51	9.81	1,306.89
	2013	9.81	12.50	1,135.70
	2014	12.50	13.28	1,029.50
	2015	13.28	13.88	993.19
	2016	13.88	14.86	2,974.76
	2017	14.86	18.67	2,898.48
	2018	18.67	18.23	2,044.38
	2019	18.23	23.33	1,997.35
American Funds® Moderate Allocation Investment Division (Class C) (10/7/2011)	2011	9.51	9.84	147,367.31
	2012	9.84	10.71	213,362.17
	2013	10.71	11.94	249,483.31
	2014	11.94	12.43	198,580.31
	2015	12.43	12.12	166,978.35
	2016	12.12	12.73	135,241.23
	2017	12.73	14.12	118,329.53
	2018	14.12	13.38	70,564.60
	2019	13.38	15.26	68,389.64
AQR Global Risk Balanced Investment Division (Class B) (10/7/2011)	2011	10.18	10.57	10,654.14
	2012	10.57	11.47	39,211.34
	2013	11.47	10.88	40,591.22
	2014	10.88	11.10	40,042.72
	2015	11.10	9.86	37,273.07
	2016	9.86	10.54	17,004.70
	2017	10.54	11.36	13,079.71
	2018	11.36	10.45	12,235.60
	2019	10.45	12.30	10,933.74
Baillie Gifford International Stock Investment Division (Class B) (10/7/2011)	2011	9.72	9.73	59,636.67
	2012	9.73	11.40	57,539.03
	2013	11.40	12.88	53,025.11
	2014	12.88	12.22	50,568.75
	2015	12.22	11.74	47,958.17
	2016	11.74	12.11	31,676.46
	2017	12.11	16.03	16,645.56
	2018	16.03	13.03	14,025.90
	2019	13.03	16.94	14,273.15
BlackRock Bond Income Investment Division (Class B) (10/7/2011)	2011	48.04	48.78	26,212.18
	2012	48.78	51.37	26,074.81
	2013	51.37	49.92	32,685.99
	2014	49.92	52.34	30,114.27
	2015	52.34	51.56	27,152.56
	2016	51.56	52.06	22,826.65
	2017	52.06	53.08	19,904.69
	2018	53.08	51.78	16,292.30
	2019	51.78	55.69	14,766.95
BlackRock Capital Appreciation Investment Division (Class B) (10/7/2011)	2011	25.28	26.27	56,007.83
	2012	26.27	29.41	52,734.20
	2013	29.41	38.67	51,250.94
	2014	38.67	41.24	51,704.17
	2015	41.24	42.91	49,331.56
	2016	42.91	42.06	41,649.48
	2017	42.06	55.16	33,892.34
105

1.85 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2018	55.16	55.32	32,253.62
	2019	55.32	71.97	31,666.14
BlackRock Global Tactical Strategies Investment Division (Class B) (10/7/2011)	2011	9.25	9.53	8,451.37
	2012	9.53	10.21	28,540.25
	2013	10.21	11.06	31,361.72
	2014	11.06	11.50	27,373.49
	2015	11.50	11.28	26,634.34
	2016	11.28	11.56	23,957.70
	2017	11.56	12.86	19,594.57
	2018	12.86	11.72	16,641.43
	2019	11.72	13.88	10,457.93
BlackRock Ultra-Short Term Bond Investment Division (Class B) (10/7/2011)	2011	20.29	20.21	15,023.94
	2012	20.21	19.83	19,766.44
	2013	19.83	19.47	19,316.56
	2014	19.47	19.11	17,272.15
	2015	19.11	18.76	17,876.25
	2016	18.76	18.44	13,560.26
	2017	18.44	18.22	14,942.13
	2018	18.22	18.16	18,779.38
	2019	18.16	18.16	13,359.79
Brighthouse Asset Allocation 100 Investment Division (Class B) (10/7/2011)	2011	9.53	10.10	39,482.38
	2012	10.10	11.58	72,090.65
	2013	11.58	14.72	44,494.09
	2014	14.72	15.18	28,881.04
	2015	15.18	14.61	37,254.83
	2016	14.61	15.63	20,172.61
	2017	15.63	18.86	17,062.88
	2018	18.86	16.65	12,961.57
	2019	16.65	20.84	12,734.61
Brighthouse Asset Allocation 20 Investment Division (Class B) (10/7/2011)	2011	11.87	12.15	247,274.72
	2012	12.15	13.03	242,659.02
	2013	13.03	13.33	203,826.24
	2014	13.33	13.68	147,937.44
	2015	13.68	13.35	142,469.20
	2016	13.35	13.70	126,856.70
	2017	13.70	14.38	97,529.14
	2018	14.38	13.74	91,723.73
	2019	13.74	15.08	87,656.16
Brighthouse Asset Allocation 40 Investment Division (Class B) (10/7/2011)	2011	11.37	11.76	689,434.95
	2012	11.76	12.86	593,410.80
	2013	12.86	14.01	556,247.17
	2014	14.01	14.43	572,208.09
	2015	14.43	14.01	537,052.47
	2016	14.01	14.59	486,268.59
	2017	14.59	15.85	376,774.54
	2018	15.85	14.87	348,084.49
	2019	14.87	16.88	322,002.05
Brighthouse Asset Allocation 60 Investment Division (Class B) (10/7/2011)	2011	10.82	11.28	790,039.66
	2012	11.28	12.53	727,626.16
	2013	12.53	14.52	711,546.34
	2014	14.52	14.97	669,450.61
	2015	14.97	14.51	586,585.54
	2016	14.51	15.26	545,854.52
	2017	15.26	17.18	595,798.51
	2018	17.18	15.83	520,889.65
	2019	15.83	18.56	477,081.49
Brighthouse Asset Allocation 80 Investment Division (Class A) (formerly MetLife Growth Strategy Investment Division (Class B)) (4/29/2013)	2013	11.36	12.92	17,107.02
	2014	12.92	12.85	0.00
Brighthouse Asset Allocation 80 Investment Division (Class B) (10/7/2011)	2011	10.19	10.73	607,712.81
	2012	10.73	12.16	556,135.75
	2013	12.16	14.83	569,978.87
	2014	14.83	15.32	540,955.10
	2015	15.32	14.79	510,781.58
	2016	14.79	15.70	470,598.51
	2017	15.70	18.37	369,161.57
	2018	18.37	16.56	348,460.83
	2019	16.56	20.12	310,996.26
Brighthouse Asset Allocation 80 Investment Division (formerly Met/Franklin Templeton Founding Strategy Investment Division (Class B)) (4/28/2008)	2011	8.64	9.21	39,217.91
	2012	9.21	10.50	24,558.71
	2013	10.50	11.29	0.00
Brighthouse Balanced Plus Investment Division (Class B) (10/7/2011)	2011	9.17	9.35	16,926.86
	2012	9.35	10.38	37,065.88
106

1.85 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2013	10.38	11.66	48,363.40
	2014	11.66	12.55	80,075.64
	2015	12.55	11.81	66,080.20
	2016	11.81	12.57	47,913.76
	2017	12.57	14.60	63,887.22
	2018	14.60	13.27	62,669.81
	2019	13.27	16.10	57,849.02
Brighthouse/Aberdeen Emerging Markets Equity Investment Division (Class B) (10/7/2011)	2011	9.54	9.82	2,908.46
	2012	9.82	11.46	2,799.03
	2013	11.46	10.69	2,974.15
	2014	10.69	9.81	4,051.67
	2015	9.81	8.30	3,275.19
	2016	8.30	9.09	1,832.30
	2017	9.09	11.45	1,682.23
	2018	11.45	9.64	1,734.23
	2019	9.64	11.43	302.39
Brighthouse/Artisan Mid Cap Value Investment Division (Class B) (10/7/2011)	2011	26.34	28.96	28,001.57
	2012	28.96	31.71	27,528.89
	2013	31.71	42.50	26,511.71
	2014	42.50	42.42	23,985.78
	2015	42.42	37.62	22,010.73
	2016	37.62	45.29	21,291.68
	2017	45.29	50.04	22,141.45
	2018	50.04	42.53	20,215.35
	2019	42.53	51.54	18,381.73
Brighthouse/Dimensional International Small Company Investment Division (Class B) (10/7/2011)	2011	14.03	14.03	856.44
	2012	14.03	16.24	863.70
	2013	16.24	20.35	964.82
	2014	20.35	18.64	935.41
	2015	18.64	19.35	867.65
	2016	19.35	20.10	877.02
	2017	20.10	25.74	725.85
	2018	25.74	20.07	830.02
	2019	20.07	24.24	809.81
Brighthouse/Eaton Vance Floating Rate Investment Division (Class B) (10/7/2011)	2011	9.94	10.20	0.00
	2012	10.20	10.75	0.00
	2013	10.75	10.96	237.38
	2014	10.96	10.83	177.10
	2015	10.83	10.55	152.05
	2016	10.55	11.31	151.35
	2017	11.31	11.51	165.40
	2018	11.51	11.34	154.32
	2019	11.34	11.91	171.49
Brighthouse/Franklin Low Duration Total Return Investment Division (Class B) (10/7/2011)	2011	9.69	9.73	0.00
	2012	9.73	9.97	205.51
	2013	9.97	9.90	992.86
	2014	9.90	9.83	3,311.41
	2015	9.83	9.59	323.58
	2016	9.59	9.70	7,338.42
	2017	9.70	9.65	6,833.11
	2018	9.65	9.52	6,716.70
	2019	9.52	9.78	6,502.46
Brighthouse/Templeton International Bond Investment Division (Class B) (10/7/2011)	2011	11.81	11.84	0.00
	2012	11.84	13.29	0.00
	2013	13.29	13.18	0.00
	2014	13.18	13.08	0.00
	2015	13.08	12.31	0.00
	2016	12.31	12.19	0.00
	2017	12.19	11.98	0.00
	2018	11.98	11.88	0.00
	2019	11.88	11.80	0.00
Brighthouse/Wellington Core Equity Opportunities Investment Division (Class B) (10/7/2011)	2011	26.37	28.83	82,194.53
	2012	28.83	31.87	73,473.62
	2013	31.87	41.72	65,551.07
	2014	41.72	45.20	57,204.83
	2015	45.20	45.32	46,585.88
	2016	45.32	47.63	43,078.66
	2017	47.63	55.55	38,260.52
107

1.85 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2018	55.55	54.33	32,198.90
	2019	54.33	69.68	28,685.28
Brighthouse/Wellington Large Cap Research Investment Division (Class B) (10/7/2011)	2011	51.12	55.18	16,081.92
	2012	55.18	61.43	13,953.73
	2013	61.43	80.98	13,188.78
	2014	80.98	90.24	11,552.34
	2015	90.24	92.56	10,599.83
	2016	92.56	98.39	5,726.81
	2017	98.39	117.78	1,768.39
	2018	117.78	108.30	1,397.76
	2019	108.30	140.13	1,292.29
Clarion Global Real Estate Investment Division (Class B) (10/7/2011)	2011	12.03	12.82	149,165.50
	2012	12.82	15.86	146,882.24
	2013	15.86	16.12	134,540.85
	2014	16.12	17.92	122,584.89
	2015	17.92	17.35	110,758.33
	2016	17.35	17.18	94,322.15
	2017	17.18	18.68	76,858.71
	2018	18.68	16.75	68,372.70
	2019	16.75	20.52	57,228.41
Frontier Mid Cap Growth Investment Division (Class B) (10/7/2011)	2011	35.90	38.51	13,552.42
	2012	38.51	41.84	13,915.50
	2013	41.84	54.40	12,698.09
	2014	54.40	59.21	12,023.96
	2015	59.21	59.64	12,015.34
	2016	59.64	61.56	11,545.56
	2017	61.56	75.51	11,062.88
	2018	75.51	69.74	10,416.45
	2019	69.74	90.95	8,442.97
Harris Oakmark International Investment Division (Class B) (10/7/2011)	2011	16.09	16.10	102,662.39
	2012	16.10	20.43	94,226.71
	2013	20.43	26.17	90,434.52
	2014	26.17	24.21	89,997.29
	2015	24.21	22.69	82,919.83
	2016	22.69	24.09	77,895.93
	2017	24.09	30.85	63,277.56
	2018	30.85	23.02	54,282.81
	2019	23.02	28.14	45,378.59
Invesco Balanced-Risk Allocation Investment Division (Class B) (4/30/2012)	2012	1.01	1.04	65,357.54
	2013	1.04	1.04	154,387.27
	2014	1.04	1.08	190,261.19
	2015	1.08	1.01	130,117.94
	2016	1.01	1.11	65,004.97
	2017	1.11	1.20	71,715.99
	2018	1.20	1.10	112,073.93
	2019	1.10	1.25	98,113.60
Invesco Global Equity Investment Division (Class B) (formerly Oppenheimer Global Equity Investment Division (Class B) (10/7/2011))	2011	15.31	15.78	60,874.45
	2012	15.78	18.77	57,462.68
	2013	18.77	23.42	56,332.95
	2014	23.42	23.49	53,468.30
	2015	23.49	23.96	49,244.76
	2016	23.96	23.58	33,159.00
	2017	23.58	31.65	22,795.57
	2018	31.65	26.99	20,638.60
	2019	26.99	34.85	17,897.94
Invesco Global Equity Investment Division (Class B) (formerly Oppenheimer Global Equity Investment Division (Class B) and before that Met/Templeton Growth Investment Division (Class B)) (10/7/2011)	2011	7.88	8.23	3,156.99
	2012	8.23	9.88	1,369.79
	2013	9.88	10.48	0.00
Invesco Small Cap Growth Investment Division (Class B) (10/7/2011)	2011	13.63	14.81	5,897.91
	2012	14.81	17.19	10,910.86
	2013	17.19	23.66	14,017.03
	2014	23.66	25.06	12,717.74
	2015	25.06	24.18	12,652.33
	2016	24.18	26.45	10,977.23
	2017	26.45	32.55	11,360.43
	2018	32.55	29.05	9,046.00
	2019	29.05	35.49	6,643.81
Jennison Growth Investment Division (Class B) (10/7/2011)	2011	4.62	4.81	145,128.63
	2012	4.81	5.45	223,064.91
	2013	5.45	7.32	194,249.24
	2014	7.32	7.81	183,490.96
108

1.85 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2015	7.81	8.48	162,703.56
	2016	8.48	8.31	101,162.99
	2017	8.31	11.18	40,158.54
	2018	11.18	10.99	31,204.28
	2019	10.99	14.29	24,523.10
Jennison Growth Investment Division (Class B) (formerly Oppenheimer Capital Appreciation Investment Division (Class B)) (10/7/2011)	2011	7.31	7.78	61,198.61
	2012	7.78	8.74	0.00
JPMorgan Core Bond Investment Division (Class B) (4/29/2013)	2013	10.98	10.41	1,613.15
	2014	10.41	10.74	4,469.48
	2015	10.74	10.59	1,516.56
	2016	10.59	10.63	1,490.24
	2017	10.63	10.78	1,537.79
	2018	10.78	10.59	1,023.10
	2019	10.59	11.25	997.39
JPMorgan Core Bond Investment Division (Class B) (formerly American Funds® Bond Investment Division (Class C)) (10/7/2011)	2011	10.49	10.62	1,048.32
	2012	10.62	10.94	1,049.92
	2013	10.94	10.91	0.00
JPMorgan Global Active Allocation Investment Division (Class B) (4/30/2012)	2012	1.01	1.04	273,154.35
	2013	1.04	1.14	279,535.64
	2014	1.14	1.19	359,246.17
	2015	1.19	1.18	354,708.13
	2016	1.18	1.19	397,412.19
	2017	1.19	1.37	119,436.79
	2018	1.37	1.25	123,366.76
	2019	1.25	1.43	112,559.00
JPMorgan Global Active Allocation Investment Division (Class B) (formerly Allianz Global Investors Dynamic Multi-Asset Plus investment Division (Class B)) (4/28/2014)	2014	0.99	1.03	0.00
	2015	1.03	1.00	10,245.70
	2016	1.00	1.00	22,308.59
	2017	1.00	1.14	21,427.12
	2018	1.14	1.11	0.00
JPMorgan Small Cap Value Investment Division (Class B) (10/7/2011)	2011	11.37	12.60	977.72
	2012	12.60	14.27	971.67
	2013	14.27	18.62	905.11
	2014	18.62	19.08	997.17
	2015	19.08	17.34	956.87
	2016	17.34	22.21	820.12
	2017	22.21	22.53	798.72
	2018	22.53	19.04	831.19
	2019	19.04	22.27	870.51
Loomis Sayles Global Allocation Investment Division (Class B) (formerly Loomis Sayles Global Markets Investment Division (Class B)) (4/29/2019)	2011	11.71	12.35	1,344.27
	2012	12.35	14.17	1,049.77
	2013	14.17	16.30	26,218.96
	2014	16.30	16.55	24,495.57
	2015	16.55	16.45	25,802.29
	2016	16.45	16.92	21,557.26
	2017	16.92	20.43	20,512.20
	2018	20.43	18.97	16,089.81
	2019	18.97	23.75	13,391.35
Loomis Sayles Global Allocation Investment Division (Class B) (formerly Loomis Sayles Global Markets Investment Division (Class B) (formerly Met/Franklin Income Investment Division (Class B))) (4/28/2008)	2010	10.27	10.96	33,936.61
	2011	10.96	10.99	51,071.83
	2012	10.99	12.14	28,965.53
	2013	12.14	12.65	0.00
Loomis Sayles Growth Investment Division (Class B) (formerly ClearBridge Aggressive Growth Investment Division (Class B)) (10/7/2011)	2011	6.75	7.32	59,353.57
	2012	7.32	8.52	55,868.42
	2013	8.52	12.18	73,458.68
	2014	12.18	14.21	161,178.39
	2015	14.21	13.39	152,577.87
	2016	13.39	13.49	118,668.07
	2017	13.49	15.69	83,291.96
	2018	15.69	14.31	72,793.66
	2019	14.31	17.36	49,170.89
Loomis Sayles Growth Investment Division (Class B) (formerly ClearBridge Aggressive Growth II Investment Division (Class B)) (10/7/2011)	2011	119.70	123.97	11,927.68
	2012	123.97	149.09	12,613.41
	2013	149.09	188.48	11,531.14
	2014	188.48	195.99	0.00
109

1.85 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
Loomis Sayles Small Cap Core Investment Division (Class B) (10/7/2011)	2011	29.05	32.65	19,405.16
	2012	32.65	36.62	15,491.86
	2013	36.62	50.58	19,129.27
	2014	50.58	51.39	18,790.82
	2015	51.39	49.57	15,286.77
	2016	49.57	57.90	14,162.87
	2017	57.90	65.34	13,335.13
	2018	65.34	56.89	12,531.58
	2019	56.89	69.94	11,485.31
MetLife Aggregate Bond Index Investment Division (Class B) (10/7/2011)	2011	15.31	15.48	292,326.64
	2012	15.48	15.74	293,949.03
	2013	15.74	15.06	279,099.12
	2014	15.06	15.60	243,446.04
	2015	15.60	15.32	234,736.89
	2016	15.32	15.37	215,042.88
	2017	15.37	15.53	196,516.93
	2018	15.53	15.18	178,832.89
	2019	15.18	16.14	158,629.25
MetLife Mid Cap Stock Index Investment Division (Class B) (10/7/2011)	2011	14.51	15.93	92,308.98
	2012	15.93	18.35	90,581.77
	2013	18.35	23.93	87,357.38
	2014	23.93	25.66	80,729.51
	2015	25.66	24.53	72,529.65
	2016	24.53	28.93	65,879.45
	2017	28.93	32.84	64,322.58
	2018	32.84	28.53	57,357.25
	2019	28.53	35.16	50,157.70
MetLife MSCI EAFE® Index Investment Division (Class B) (10/7/2011)	2011	10.30	10.40	180,398.85
	2012	10.40	12.05	176,968.06
	2013	12.05	14.37	136,873.24
	2014	14.37	13.22	129,600.27
	2015	13.22	12.81	126,170.90
	2016	12.81	12.70	122,990.67
	2017	12.70	15.54	106,607.00
	2018	15.54	13.11	92,248.76
	2019	13.11	15.64	80,461.57
MetLife Multi-Index Targeted Risk Investment Division (Class B) (11/12/2012)	2012	0.98	1.01	0.00
	2013	1.01	1.12	18,031.07
	2014	1.12	1.20	105,147.77
	2015	1.20	1.16	117,552.11
	2016	1.16	1.19	93,229.85
	2017	1.19	1.35	42,241.17
	2018	1.35	1.23	25,057.33
	2019	1.23	1.47	19,435.31
MetLife Russell 2000® Index Investment Division (Class B) (10/7/2011)	2011	14.23	16.04	63,260.44
	2012	16.04	18.27	61,719.12
	2013	18.27	24.79	50,881.97
	2014	24.79	25.49	47,558.61
	2015	25.49	23.90	38,662.76
	2016	23.90	28.38	35,705.84
	2017	28.38	31.88	41,114.99
	2018	31.88	27.79	37,820.76
	2019	27.79	34.18	35,881.50
MetLife Stock Index Investment Division (Class B) (10/7/2011)	2011	32.22	35.06	171,126.61
	2012	35.06	39.72	159,216.78
	2013	39.72	51.35	139,541.77
	2014	51.35	57.02	114,775.88
	2015	57.02	56.48	106,380.25
	2016	56.48	61.76	97,526.51
	2017	61.76	73.51	90,110.03
	2018	73.51	68.66	78,307.78
	2019	68.66	88.17	68,394.28
MFS® Research International Investment Division (Class B) (10/7/2011)	2011	11.99	12.16	62,231.60
	2012	12.16	13.93	53,131.96
	2013	13.93	16.31	48,623.59
	2014	16.31	14.90	42,144.23
	2015	14.90	14.36	37,316.30
	2016	14.36	13.98	35,970.16
	2017	13.98	17.59	26,234.06
	2018	17.59	14.84	20,996.47
	2019	14.84	18.70	18,924.31
MFS® Total Return Investment Division (Class B) (10/7/2011)	2011	37.90	40.06	30,280.10
	2012	40.06	43.76	22,203.89
	2013	43.76	51.00	21,206.04
110

1.85 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2014	51.00	54.25	19,940.58
	2015	54.25	53.04	18,678.15
	2016	53.04	56.72	23,199.25
	2017	56.72	62.46	21,371.72
	2018	62.46	57.74	18,062.36
	2019	57.74	68.06	16,077.49
MFS® Value Investment Division (Class B) (10/7/2011)	2011	10.21	11.13	83,615.84
	2012	11.13	12.71	77,151.18
	2013	12.71	16.89	88,867.08
	2014	16.89	18.33	81,844.41
	2015	18.33	17.93	72,005.88
	2016	17.93	20.08	69,684.44
	2017	20.08	23.18	61,162.12
	2018	23.18	20.42	101,267.51
	2019	20.42	26.04	96,644.35
MFS® Value Investment Division (Class B) (formerly BlackRock Large Cap Value Investment Division (Class B)) (10/7/2011)	2011	9.65	10.63	96,897.27
	2012	10.63	11.89	82,900.31
	2013	11.89	15.38	79,654.05
	2014	15.38	16.57	77,384.59
	2015	16.57	15.26	71,341.07
	2016	15.26	17.69	64,929.48
	2017	17.69	18.64	65,258.45
	2018	18.64	17.95	0.00
Morgan Stanley Discovery Investment Division (Class B) (formerly Morgan Stanley Mid Cap Growth Investment Division (Class B)) (4/29/2019)	2011	12.65	12.83	34,027.59
	2012	12.83	13.77	31,315.94
	2013	13.77	18.79	27,268.46
	2014	18.79	18.63	23,581.57
	2015	18.63	17.37	22,388.00
	2016	17.37	15.61	16,340.51
	2017	15.61	21.44	14,103.15
	2018	21.44	23.18	10,499.32
	2019	23.18	31.89	8,077.61
Neuberger Berman Genesis Investment Division (Class B) (10/7/2011)	2011	14.65	16.14	64,459.75
	2012	16.14	17.38	60,626.93
	2013	17.38	23.58	57,320.15
	2014	23.58	23.08	55,376.06
	2015	23.08	22.74	47,354.51
	2016	22.74	26.44	40,567.28
	2017	26.44	29.97	40,408.87
	2018	29.97	27.36	34,079.15
	2019	27.36	34.76	31,360.69
Neuberger Berman Genesis Investment Division (Class B) (formerly MLA Mid Cap Investment Division (Class B)) (10/7/2011)	2011	12.74	13.90	15,243.07
	2012	13.90	14.37	12,198.72
	2013	14.37	15.56	0.00
PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014)	2014	0.99	1.03	54,517.11
	2015	1.03	0.95	78,022.75
	2016	0.95	1.04	68,218.88
	2017	1.04	1.15	83,189.26
	2018	1.15	1.04	41,999.93
	2019	1.04	1.25	33,722.91
PIMCO Inflation Protected Bond Investment Division (Class B) (10/7/2011)	2011	14.26	14.52	190,819.19
	2012	14.52	15.55	228,919.55
	2013	15.55	13.85	183,200.40
	2014	13.85	13.99	154,952.21
	2015	13.99	13.30	147,308.66
	2016	13.30	13.71	118,798.57
	2017	13.71	13.93	99,690.60
	2018	13.93	13.34	86,184.79
	2019	13.34	14.18	68,489.21
PIMCO Total Return Investment Division (Class B) (10/7/2011)	2011	15.53	15.87	168,837.45
	2012	15.87	17.02	179,548.12
	2013	17.02	16.39	151,516.07
	2014	16.39	16.76	132,518.39
	2015	16.76	16.45	137,315.41
	2016	16.45	16.57	138,577.43
	2017	16.57	17.00	128,059.97
	2018	17.00	16.65	112,616.69
	2019	16.65	17.73	83,622.12
Schroders Global Multi-Asset Investment Division (Class B) (4/30/2012)	2012	1.01	1.06	35,337.19
	2013	1.06	1.15	55,458.31
	2014	1.15	1.21	102,806.40
	2015	1.21	1.18	132,909.28
111

1.85 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2016	1.18	1.22	100,028.34
	2017	1.22	1.37	50,701.24
	2018	1.37	1.22	79,894.22
	2019	1.22	1.46	70,748.61
Schroders Global Multi-Asset Investment Division (Class B) (formerly Pyramis® Managed Risk Investment Division (Class B)) (4/29/2013)	2013	10.21	10.71	0.00
	2014	10.71	11.43	5,031.27
	2015	11.43	11.08	8,259.39
	2016	11.08	11.37	4,489.19
	2017	11.37	13.00	4,321.21
	2018	13.00	12.42	0.00
SSGA Growth and Income ETF Investment Division (Class B) (10/7/2011)	2011	10.71	11.31	64,333.23
	2012	11.31	12.53	74,835.87
	2013	12.53	13.90	78,621.84
	2014	13.90	14.43	61,527.31
	2015	14.43	13.89	54,317.18
	2016	13.89	14.43	46,810.18
	2017	14.43	16.41	43,140.92
	2018	16.41	15.06	41,567.72
	2019	15.06	17.68	10,556.85
SSGA Growth ETF Investment Division (Class B) (10/7/2011))	2011	9.95	10.56	30,414.23
	2012	10.56	11.93	40,538.00
	2013	11.93	13.82	35,136.81
	2014	13.82	14.30	89,460.69
	2015	14.30	13.71	17,092.67
	2016	13.71	14.39	16,838.43
	2017	14.39	16.90	16,025.40
	2018	16.90	15.14	16,364.14
	2019	15.14	18.20	14,817.06
T. Rowe Price Large Cap Growth Investment Division (Class B)	2013	16.31	20.54	86,860.56
	2014	20.54	21.94	86,013.48
	2015	21.94	23.80	77,179.19
	2016	23.80	23.72	65,122.53
	2017	23.72	31.09	55,034.62
	2018	31.09	30.16	42,267.88
	2019	30.16	38.67	38,769.47
T. Rowe Price Large Cap Growth Investment Division (Class B) (formerly RCM Technology Investment Division (Class B)) (10/7/2011)	2011	5.82	5.85	150,354.41
	2012	5.85	6.44	141,684.60
	2013	6.44	6.72	0.00
T. Rowe Price Mid Cap Growth Investment Division (Class B) (10/7/2011)	2011	9.02	9.68	118,556.02
	2012	9.68	10.80	117,483.43
	2013	10.80	14.48	109,934.09
	2014	14.48	16.03	106,590.46
	2015	16.03	16.79	115,442.41
	2016	16.79	17.50	84,344.36
	2017	17.50	21.43	68,186.46
	2018	21.43	20.58	49,898.72
	2019	20.58	26.48	39,705.99
T. Rowe Price Small Cap Growth Investment Division (Class B) (10/7/2011)	2011	15.22	16.96	46,691.58
	2012	16.96	19.30	34,418.58
	2013	19.30	27.32	34,392.47
	2014	27.32	28.60	27,404.68
	2015	28.60	28.77	32,520.87
	2016	28.77	31.48	30,407.93
	2017	31.48	37.87	32,152.79
	2018	37.87	34.65	24,126.78
	2019	34.65	45.19	17,638.00
VanEck Global Natural Resources Investment Division (Class B) (10/7/2011)	2011	14.61	15.24	168.86
	2012	15.24	15.34	173.06
	2013	15.34	16.68	171.26
	2014	16.68	13.29	173.61
	2015	13.29	8.77	0.00
	2016	8.77	12.38	0.00
	2017	12.38	12.06	0.00
	2018	12.06	8.42	0.00
	2019	8.42	9.29	0.00
Victory Sycamore Mid Cap Value Investment Division (Class B)	2012	23.83	24.42	99,368.27
	2013	24.42	31.24	88,584.76
	2014	31.24	33.63	86,358.64
	2015	33.63	30.05	75,905.23
	2016	30.05	34.07	63,849.57
	2017	34.07	36.62	59,257.62
	2018	36.62	32.29	44,399.84
	2019	32.29	40.89	40,315.20
112

1.85 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
Victory Sycamore Mid Cap Value Investment Division (Class B) (formerly Neuberger Berman Mid Cap Value Investment Division (Class B)) (10/07/2011)	2011	19.58	21.69	114,900.12
	2012	21.69	23.95	0.00
Western Asset Management Government Income Investment Division (Class B) (formerly Fidelity Institutional Asset Management® Government Income Portfolio (Class B)) (4/30/2012)	2012	10.72	10.85	9,190.40
	2013	10.85	10.17	7,444.31
	2014	10.17	10.74	8,952.73
	2015	10.74	10.59	10,356.36
	2016	10.59	10.53	14,849.80
	2017	10.53	10.61	10,019.13
	2018	10.61	10.40	878.21
	2019	10.40	10.98	0.00
Western Asset Management Strategic Bond Opportunities Investment Division (Class B)	2016	27.22	28.15	108,850.92
	2017	28.15	29.83	84,530.80
	2018	29.83	28.10	73,030.27
	2019	28.10	31.51	61,464.74
Western Asset Management Strategic Bond Opportunities Investment Division (Class B) (formerly Lord Abbett Bond Debenture Investment Division (Class B)) (10/7/2011)	2011	21.05	22.26	58,326.73
	2012	22.26	24.68	50,135.02
	2013	24.68	26.16	44,303.48
	2014	26.16	26.92	51,555.69
	2015	26.92	25.86	60,061.68
	2016	25.86	26.60	0.00
Western Asset Management Strategic Bond Opportunities Investment Division (Class E)	2016	27.77	28.75	19,395.97
	2017	28.75	30.48	19,165.53
	2018	30.48	28.74	17,649.53
	2019	28.74	32.25	16,051.69
Western Asset Management Strategic Bond Opportunities Investment Division (Class E) (formerly Pioneer Strategic Income Investment Division (Class E)) (10/7/2011)	2011	23.00	23.55	2,399.47
	2012	23.55	25.77	2,353.19
	2013	25.77	25.65	2,467.63
	2014	25.65	26.30	2,451.46
	2015	26.30	25.44	2,555.72
	2016	25.44	26.04	0.00
Western Asset Management U.S. Government Investment Division (Class B) (10/7/2011)	2011	16.61	16.69	73,064.82
	2012	16.69	16.88	64,171.13
	2013	16.88	16.42	60,914.13
	2014	16.42	16.53	55,951.95
	2015	16.53	16.28	48,576.25
	2016	16.28	16.15	45,372.48
	2017	16.15	16.12	42,352.58
	2018	16.12	15.93	36,813.25
	2019	15.93	16.54	31,623.31

	At 2.10 Separate Account Charge:
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
American Funds Global Small Capitalization Investment Division (Class 2) (10/7/2011)	2011	21.87	22.52	123,236.33
	2012	22.52	26.06	116,237.38
	2013	26.06	32.74	107,648.54
	2014	32.74	32.74	101,996.41
	2015	32.74	32.14	87,779.47
	2016	32.14	32.14	77,546.83
	2017	32.14	39.62	67,097.26
	2018	39.62	34.70	59,477.21
	2019	34.70	44.69	50,636.82
American Funds Growth-Income Investment Division (Class 2) (10/7/2011)	2011	77.94	83.29	43,369.33
	2012	83.29	95.81	38,636.02
	2013	95.81	125.25	37,281.61
	2014	125.25	135.69	33,099.00
	2015	135.69	134.81	28,127.35
	2016	134.81	147.21	24,112.16
113

	At 2.10 Separate Account Charge:
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2017	147.21	176.43	20,467.64
	2018	176.43	169.66	16,252.91
	2019	169.66	209.56	14,513.00

1.90 Separate Account Charge
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
AB Global Dynamic Allocation Investment Division (Class B) (10/7/2011)	2011	9.41	9.70	0.00
	2012	9.70	10.47	10,196.92
	2013	10.47	11.42	8,736.47
	2014	11.42	12.03	0.00
	2015	12.03	11.87	1,037.06
	2016	11.87	12.07	0.00
	2017	12.07	13.46	0.00
	2018	13.46	12.28	0.00
	2019	12.28	14.23	0.00
American Funds® Balanced Allocation Investment Division (Class C) (10/7/2011)	2011	8.99	9.37	17,918.22
	2012	9.37	10.43	11,635.74
	2013	10.43	12.13	0.00
	2014	12.13	12.63	267.54
	2015	12.63	12.30	264.77
	2016	12.30	13.01	261.70
	2017	13.01	14.92	0.00
	2018	14.92	14.01	0.00
	2019	14.01	16.43	0.00
American Funds® Growth Allocation Investment Division (Class C) (10/7/2011)	2011	8.24	8.67	222,613.88
	2012	8.67	9.88	236,996.52
	2013	9.88	12.13	222,655.78
	2014	12.13	12.66	208,116.97
	2015	12.66	12.33	65,317.14
	2016	12.33	13.18	400.41
	2017	13.18	15.70	339.53
	2018	15.70	14.51	282.90
	2019	14.51	17.61	227.10
American Funds® Growth Investment Division (Class C) (10/7/2011)	2011	8.02	8.50	0.00
	2012	8.50	9.79	0.00
	2013	9.79	12.46	0.00
	2014	12.46	13.23	0.00
	2015	13.23	13.83	0.00
	2016	13.83	14.80	0.00
	2017	14.80	18.58	0.00
	2018	18.58	18.13	0.00
	2019	18.13	23.19	0.00
American Funds® Moderate Allocation Investment Division (Class C) (10/7/2011)	2011	9.50	9.83	119,127.37
	2012	9.83	10.69	110,369.55
	2013	10.69	11.90	59,694.33
	2014	11.90	12.39	50,579.20
	2015	12.39	12.07	1,860.63
	2016	12.07	12.67	267.72
	2017	12.67	14.05	0.00
	2018	14.05	13.31	0.00
	2019	13.31	15.17	0.00
AQR Global Risk Balanced Investment Division (Class B) (10/7/2011)	2011	10.17	10.56	0.00
	2012	10.56	11.46	48,698.79
	2013	11.46	10.86	35,322.11
	2014	10.86	11.08	6,320.54
	2015	11.08	9.83	1,158.17
	2016	9.83	10.51	0.00
	2017	10.51	11.33	0.00
	2018	11.33	10.41	0.00
	2019	10.41	12.24	0.00
Baillie Gifford International Stock Investment Division (Class B) (10/7/2011)	2011	9.62	9.63	41,408.02
	2012	9.63	11.27	32,784.65
	2013	11.27	12.74	13,038.35
	2014	12.74	12.08	3,860.96
	2015	12.08	11.60	1,519.03
	2016	11.60	11.95	0.00
114

1.90 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2017	11.95	15.82	0.00
	2018	15.82	12.85	0.00
	2019	12.85	16.70	0.00
BlackRock Bond Income Investment Division (Class B) (10/7/2011)	2011	47.37	48.09	21,184.14
	2012	48.09	50.62	9,938.75
	2013	50.62	49.17	4,670.28
	2014	49.17	51.53	3,649.51
	2015	51.53	50.73	1,772.60
	2016	50.73	51.20	1,540.25
	2017	51.20	52.17	1,686.98
	2018	52.17	50.87	0.00
	2019	50.87	54.68	0.00
BlackRock Capital Appreciation Investment Division (Class B) (10/7/2011)	2011	25.07	26.04	19,213.45
	2012	26.04	29.15	16,291.91
	2013	29.15	38.30	9,568.80
	2014	38.30	40.82	6,676.75
	2015	40.82	42.46	2,432.01
	2016	42.46	41.60	145.11
	2017	41.60	54.53	131.40
	2018	54.53	54.66	115.95
	2019	54.66	71.07	107.65
BlackRock Global Tactical Strategies Investment Division (Class B) (10/7/2011)	2011	9.25	9.53	0.00
	2012	9.53	10.21	1,001.18
	2013	10.21	11.05	5,327.80
	2014	11.05	11.48	27,050.70
	2015	11.48	11.25	0.00
	2016	11.25	11.53	0.00
	2017	11.53	12.82	0.00
	2018	12.82	11.67	0.00
	2019	11.67	13.82	0.00
BlackRock Ultra-Short Term Bond Investment Division (Class B) (10/7/2011)	2011	20.01	19.92	91,698.99
	2012	19.92	19.54	40,429.33
	2013	19.54	19.18	29,766.69
	2014	19.18	18.82	14,820.31
	2015	18.82	18.46	15,080.73
	2016	18.46	18.13	8,607.06
	2017	18.13	17.91	9,221.66
	2018	17.91	17.84	49,671.97
	2019	17.84	17.83	46,740.08
Brighthouse Asset Allocation 100 Investment Division (Class B) (10/7/2011)	2011	9.50	10.07	30,722.28
	2012	10.07	11.53	4,375.56
	2013	11.53	14.65	1,832.40
	2014	14.65	15.11	0.00
	2015	15.11	14.53	0.00
	2016	14.53	15.54	0.00
	2017	15.54	18.74	0.00
	2018	18.74	16.53	0.00
	2019	16.53	20.68	0.00
Brighthouse Asset Allocation 20 Investment Division (Class B) (10/7/2011)	2011	11.83	12.11	238,437.67
	2012	12.11	12.98	222,599.53
	2013	12.98	13.28	203,454.69
	2014	13.28	13.61	69,497.59
	2015	13.61	13.28	0.00
	2016	13.28	13.62	0.00
	2017	13.62	14.29	0.00
	2018	14.29	13.65	0.00
	2019	13.65	14.97	0.00
Brighthouse Asset Allocation 40 Investment Division (Class B) (10/7/2011)	2011	11.34	11.72	376,381.65
	2012	11.72	12.81	345,071.47
	2013	12.81	13.95	234,383.72
	2014	13.95	14.36	72,723.03
	2015	14.36	13.94	5,761.00
	2016	13.94	14.51	3,662.56
	2017	14.51	15.75	0.00
	2018	15.75	14.77	0.00
	2019	14.77	16.75	0.00
Brighthouse Asset Allocation 60 Investment Division (Class B) (10/7/2011)	2011	10.78	11.24	957,458.28
	2012	11.24	12.49	792,478.32
	2013	12.49	14.45	605,239.73
	2014	14.45	14.90	278,323.90
	2015	14.90	14.43	59,510.99
	2016	14.43	15.17	7,281.48
	2017	15.17	17.08	0.00
	2018	17.08	15.73	0.00
115

1.90 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2019	15.73	18.43	0.00
Brighthouse Asset Allocation 80 Investment Division (Class A) (formerly MetLife Growth Strategy Investment Division (Class B)) (4/29/2013)	2013	11.34	12.88	22,145.67
	2014	12.88	12.81	0.00
Brighthouse Asset Allocation 80 Investment Division (Class B) (10/7/2011)	2011	10.16	10.70	1,316,678.75
	2012	10.70	12.11	1,113,869.50
	2013	12.11	14.77	844,624.06
	2014	14.77	15.25	342,979.57
	2015	15.25	14.71	49,269.33
	2016	14.71	15.61	0.00
	2017	15.61	18.25	0.00
	2018	18.25	16.45	0.00
	2019	16.45	19.97	0.00
Brighthouse Asset Allocation 80 Investment Division (formerly Met/Franklin Templeton Founding Strategy Investment Division (Class B)) (4/28/2008)	2011	8.63	9.20	22,126.52
	2012	9.20	10.48	22,317.25
	2013	10.48	11.26	0.00
Brighthouse Balanced Plus Investment Division (Class B) (10/7/2011)	2011	9.17	9.35	0.00
	2012	9.35	10.37	6,319.06
	2013	10.37	11.64	16,703.63
	2014	11.64	12.52	0.00
	2015	12.52	11.78	0.00
	2016	11.78	12.53	0.00
	2017	12.53	14.55	0.00
	2018	14.55	13.22	0.00
	2019	13.22	16.03	0.00
Brighthouse/Aberdeen Emerging Markets Equity Investment Division (Class B) (10/7/2011)	2011	9.52	9.79	0.00
	2012	9.79	11.42	0.00
	2013	11.42	10.65	0.00
	2014	10.65	9.77	0.00
	2015	9.77	8.26	0.00
	2016	8.26	9.04	0.00
	2017	9.04	11.38	0.00
	2018	11.38	9.58	0.00
	2019	9.58	11.35	0.00
Brighthouse/Artisan Mid Cap Value Investment Division (Class B) (10/7/2011)	2011	26.09	28.69	10,591.13
	2012	28.69	31.40	5,893.26
	2013	31.40	42.06	3,013.17
	2014	42.06	41.96	593.66
	2015	41.96	37.19	1,078.57
	2016	37.19	44.76	0.00
	2017	44.76	49.43	0.00
	2018	49.43	41.99	0.00
	2019	41.99	50.85	0.00
Brighthouse/Dimensional International Small Company Investment Division (Class B) (10/7/2011)	2011	14.01	14.01	0.00
	2012	14.01	16.21	0.00
	2013	16.21	20.30	0.00
	2014	20.30	18.58	0.00
	2015	18.58	19.28	0.00
	2016	19.28	20.02	0.00
	2017	20.02	25.63	0.00
	2018	25.63	19.97	0.00
	2019	19.97	24.11	0.00
Brighthouse/Eaton Vance Floating Rate Investment Division (Class B) (10/7/2011)	2011	9.93	10.19	0.00
	2012	10.19	10.73	0.00
	2013	10.73	10.94	0.00
	2014	10.94	10.81	0.00
	2015	10.81	10.52	0.00
	2016	10.52	11.28	0.00
	2017	11.28	11.47	0.00
	2018	11.47	11.29	0.00
	2019	11.29	11.85	0.00
Brighthouse/Franklin Low Duration Total Return Investment Division (Class B) (10/7/2011)	2011	9.69	9.73	0.00
	2012	9.73	9.96	718.70
	2013	9.96	9.89	717.18
	2014	9.89	9.81	1,056.05
	2015	9.81	9.56	1,246.99
	2016	9.56	9.68	0.00
	2017	9.68	9.62	0.00
	2018	9.62	9.48	0.00
116

1.90 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2019	9.48	9.73	0.00
Brighthouse/Templeton International Bond Investment Division (Class B) (10/7/2011)	2011	11.80	11.83	0.00
	2012	11.83	13.26	0.00
	2013	13.26	13.15	0.00
	2014	13.15	13.05	0.00
	2015	13.05	12.27	0.00
	2016	12.27	12.14	0.00
	2017	12.14	11.93	0.00
	2018	11.93	11.82	0.00
	2019	11.82	11.74	0.00
Brighthouse/Wellington Core Equity Opportunities Investment Division (Class B) (10/7/2011)	2011	26.15	28.58	61,723.15
	2012	28.58	31.58	36,269.31
	2013	31.58	41.32	15,419.61
	2014	41.32	44.74	5,375.21
	2015	44.74	44.84	1,831.28
	2016	44.84	47.10	0.00
	2017	47.10	54.91	0.00
	2018	54.91	53.68	0.00
	2019	53.68	68.81	0.00
Brighthouse/Wellington Large Cap Research Investment Division (Class B) (10/7/2011)	2011	50.40	54.40	6,227.61
	2012	54.40	60.53	5,490.83
	2013	60.53	79.76	4,233.25
	2014	79.76	88.82	3,900.38
	2015	88.82	91.07	82.35
	2016	91.07	96.75	0.00
	2017	96.75	115.76	0.00
	2018	115.76	106.39	0.00
	2019	106.39	137.59	0.00
Clarion Global Real Estate Investment Division (Class B) (10/7/2011)	2011	11.99	12.77	97,804.00
	2012	12.77	15.79	56,685.05
	2013	15.79	16.04	18,095.58
	2014	16.04	17.83	7,859.36
	2015	17.83	17.25	4,062.18
	2016	17.25	17.07	523.17
	2017	17.07	18.55	522.83
	2018	18.55	16.63	522.55
	2019	16.63	20.36	522.29
Frontier Mid Cap Growth Investment Division (Class B) (10/7/2011)	2011	35.48	38.05	14,094.02
	2012	38.05	41.33	8,984.42
	2013	41.33	53.70	4,311.27
	2014	53.70	58.42	3,442.69
	2015	58.42	58.82	2,145.02
	2016	58.82	60.69	0.00
	2017	60.69	74.40	0.00
	2018	74.40	68.68	0.00
	2019	68.68	89.52	0.00
Harris Oakmark International Investment Division (Class B) (10/7/2011)	2011	16.01	16.02	93,815.40
	2012	16.02	20.32	71,549.45
	2013	20.32	26.02	29,524.48
	2014	26.02	24.05	13,695.59
	2015	24.05	22.53	7,565.52
	2016	22.53	23.91	0.00
	2017	23.91	30.60	0.00
	2018	30.60	22.83	0.00
	2019	22.83	27.89	0.00
Invesco Balanced-Risk Allocation Investment Division (Class B) (4/30/2012)	2012	1.01	1.04	169,199.75
	2013	1.04	1.04	132,514.14
	2014	1.04	1.08	49,533.39
	2015	1.08	1.01	0.00
	2016	1.01	1.11	0.00
	2017	1.11	1.20	0.00
	2018	1.20	1.10	0.00
	2019	1.10	1.24	0.00
Invesco Global Equity Investment Division (Class B) (formerly Oppenheimer Global Equity Investment Division (Class B) (10/7/2011))	2011	15.20	15.66	54,762.86
	2012	15.66	18.62	25,314.02
	2013	18.62	23.23	6,568.96
	2014	23.23	23.28	2,933.58
	2015	23.28	23.74	1,176.65
	2016	23.74	23.35	0.00
	2017	23.35	31.33	0.00
	2018	31.33	26.69	0.00
117

1.90 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2019	26.69	34.46	0.00
Invesco Global Equity Investment Division (Class B) (formerly Oppenheimer Global Equity Investment Division (Class B) and before that Met/Templeton Growth Investment Division (Class B)) (10/7/2011)	2011	7.87	8.22	2,064.61
	2012	8.22	9.85	914.81
	2013	9.85	10.46	0.00
Invesco Small Cap Growth Investment Division (Class B) (10/7/2011)	2011	13.56	14.73	7,758.67
	2012	14.73	17.09	6,398.56
	2013	17.09	23.51	37.85
	2014	23.51	24.89	0.00
	2015	24.89	24.01	0.00
	2016	24.01	26.25	0.00
	2017	26.25	32.28	0.00
	2018	32.28	28.81	0.00
	2019	28.81	35.16	0.00
Jennison Growth Investment Division (Class B) (10/7/2011)	2011	4.59	4.78	104,116.98
	2012	4.78	5.42	129,986.73
	2013	5.42	7.27	53,842.70
	2014	7.27	7.76	18,050.81
	2015	7.76	8.41	9,588.85
	2016	8.41	8.24	5,723.81
	2017	8.24	11.08	4,794.56
	2018	11.08	10.89	0.00
	2019	10.89	14.15	0.00
Jennison Growth Investment Division (Class B) (formerly Oppenheimer Capital Appreciation Investment Division (Class B)) (10/7/2011)	2011	7.27	7.74	52,590.38
	2012	7.74	8.69	0.00
JPMorgan Core Bond Investment Division (Class B) (4/29/2013)	2013	10.95	10.38	0.00
	2014	10.38	10.70	0.00
	2015	10.70	10.55	0.00
	2016	10.55	10.59	0.00
	2017	10.59	10.73	0.00
	2018	10.73	10.53	0.00
	2019	10.53	11.18	0.00
JPMorgan Core Bond Investment Division (Class B) (formerly American Funds® Bond Investment Division (Class C)) (10/7/2011)	2011	10.47	10.60	0.00
	2012	10.60	10.91	0.00
	2013	10.91	10.88	0.00
JPMorgan Global Active Allocation Investment Division (Class B) (4/30/2012)	2012	1.01	1.04	129,992.62
	2013	1.04	1.13	45,293.03
	2014	1.13	1.19	0.00
	2015	1.19	1.18	12,790.29
	2016	1.18	1.19	0.00
	2017	1.19	1.36	0.00
	2018	1.36	1.24	0.00
	2019	1.24	1.42	0.00
JPMorgan Global Active Allocation Investment Division (Class B) (formerly Allianz Global Investors Dynamic Multi-Asset Plus investment Division (Class B)) (4/28/2014)	2014	0.99	1.03	0.00
	2015	1.03	1.00	0.00
	2016	1.00	1.00	0.00
	2017	1.00	1.14	0.00
	2018	1.14	1.11	0.00
JPMorgan Small Cap Value Investment Division (Class B) (10/7/2011)	2011	11.33	12.56	0.00
	2012	12.56	14.22	0.00
	2013	14.22	18.54	0.00
	2014	18.54	18.99	0.00
	2015	18.99	17.25	0.00
	2016	17.25	22.08	0.00
	2017	22.08	22.39	0.00
	2018	22.39	18.91	0.00
	2019	18.91	22.11	0.00
Loomis Sayles Global Allocation Investment Division (Class B) (formerly Loomis Sayles Global Markets Investment Division (Class B)) (4/29/2019)	2011	11.68	12.31	0.00
	2012	12.31	14.12	0.00
	2013	14.12	16.23	7,771.43
	2014	16.23	16.48	3,260.38
	2015	16.48	16.37	733.71
	2016	16.37	16.83	981.61
	2017	16.83	20.31	981.61
	2018	20.31	18.85	981.61
	2019	18.85	23.59	981.61
118

1.90 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
Loomis Sayles Global Allocation Investment Division (Class B) (formerly Loomis Sayles Global Markets Investment Division (Class B) (formerly Met/Franklin Income Investment Division (Class B))) (4/28/2008)	2010	10.26	10.95	17,998.72
	2011	10.95	10.97	17,328.70
	2012	10.97	12.11	9,769.16
	2013	12.11	12.62	0.00
Loomis Sayles Growth Investment Division (Class B) (formerly ClearBridge Aggressive Growth Investment Division (Class B)) (10/7/2011)	2011	6.72	7.28	32,838.09
	2012	7.28	8.47	22,047.84
	2013	8.47	12.10	6,392.41
	2014	12.10	14.11	48,961.90
	2015	14.11	13.29	22,159.79
	2016	13.29	13.39	5,148.43
	2017	13.39	15.56	5,007.83
	2018	15.56	14.18	303.74
	2019	14.18	17.20	243.83
Loomis Sayles Growth Investment Division (Class B) (formerly ClearBridge Aggressive Growth II Investment Division (Class B)) (10/7/2011)	2011	117.94	122.14	12,544.74
	2012	122.14	146.81	8,229.45
	2013	146.81	185.51	5,146.69
	2014	185.51	192.87	0.00
Loomis Sayles Small Cap Core Investment Division (Class B) (10/7/2011)	2011	28.80	32.36	15,495.21
	2012	32.36	36.28	10,413.51
	2013	36.28	50.09	3,461.91
	2014	50.09	50.87	1,492.05
	2015	50.87	49.04	159.35
	2016	49.04	57.24	0.00
	2017	57.24	64.57	0.00
	2018	64.57	56.19	0.00
	2019	56.19	69.05	0.00
MetLife Aggregate Bond Index Investment Division (Class B) (10/7/2011)	2011	15.21	15.38	425,655.66
	2012	15.38	15.63	238,730.78
	2013	15.63	14.95	137,346.23
	2014	14.95	15.47	56,859.53
	2015	15.47	15.19	21,638.11
	2016	15.19	15.23	864.53
	2017	15.23	15.38	0.00
	2018	15.38	15.02	0.00
	2019	15.02	15.97	0.00
MetLife Mid Cap Stock Index Investment Division (Class B) (10/7/2011)	2011	14.42	15.84	113,987.33
	2012	15.84	18.24	74,476.81
	2013	18.24	23.77	28,508.31
	2014	23.77	25.48	16,574.51
	2015	25.48	24.34	7,039.35
	2016	24.34	28.69	1,997.51
	2017	28.69	32.56	1,950.03
	2018	32.56	28.26	0.00
	2019	28.26	34.82	0.00
MetLife MSCI EAFE® Index Investment Division (Class B) (10/7/2011)	2011	10.23	10.33	287,636.39
	2012	10.33	11.96	180,283.34
	2013	11.96	14.26	90,225.56
	2014	14.26	13.12	32,286.79
	2015	13.12	12.70	15,427.67
	2016	12.70	12.59	3,855.23
	2017	12.59	15.39	3,530.51
	2018	15.39	12.98	0.00
	2019	12.98	15.48	0.00
MetLife Multi-Index Targeted Risk Investment Division (Class B) (11/12/2012)	2012	0.98	1.01	0.00
	2013	1.01	1.12	29,655.99
	2014	1.12	1.20	11,394.19
	2015	1.20	1.16	11,276.24
	2016	1.16	1.19	11,145.09
	2017	1.19	1.35	0.00
	2018	1.35	1.23	0.00
	2019	1.23	1.47	0.00
MetLife Russell 2000® Index Investment Division (Class B) (10/7/2011)	2011	14.14	15.93	68,344.22
	2012	15.93	18.14	44,442.72
	2013	18.14	24.60	16,265.16
	2014	24.60	25.29	10,553.14
	2015	25.29	23.70	3,705.74
	2016	23.70	28.13	0.00
	2017	28.13	31.57	0.00
	2018	31.57	27.51	0.00
	2019	27.51	33.82	0.00
119

1.90 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
MetLife Stock Index Investment Division (Class B) (10/7/2011)	2011	31.88	34.68	308,103.12
	2012	34.68	39.27	177,531.71
	2013	39.27	50.75	82,218.37
	2014	50.75	56.32	35,446.70
	2015	56.32	55.76	11,924.44
	2016	55.76	60.94	0.00
	2017	60.94	72.50	0.00
	2018	72.50	67.69	0.00
	2019	67.69	86.87	0.00
MFS® Research International Investment Division (Class B) (10/7/2011)	2011	11.93	12.09	64,875.97
	2012	12.09	13.85	42,370.42
	2013	13.85	16.20	25,939.86
	2014	16.20	14.79	9,847.65
	2015	14.79	14.26	5,489.93
	2016	14.26	13.87	0.00
	2017	13.87	17.44	0.00
	2018	17.44	14.71	0.00
	2019	14.71	18.52	0.00
MFS® Total Return Investment Division (Class B) (10/7/2011)	2011	37.44	39.56	12,485.29
	2012	39.56	43.21	7,634.49
	2013	43.21	50.32	7,742.99
	2014	50.32	53.50	2,998.77
	2015	53.50	52.29	2,416.40
	2016	52.29	55.88	859.44
	2017	55.88	61.51	880.24
	2018	61.51	56.84	0.00
	2019	56.84	66.96	0.00
MFS® Value Investment Division (Class B) (10/7/2011)	2011	10.14	11.06	56,589.83
	2012	11.06	12.62	19,778.13
	2013	12.62	16.76	18,173.68
	2014	16.76	18.18	8,376.83
	2015	18.18	17.78	1,791.28
	2016	17.78	19.90	0.00
	2017	19.90	22.96	0.00
	2018	22.96	20.22	0.00
	2019	20.22	25.76	0.00
MFS® Value Investment Division (Class B) (formerly BlackRock Large Cap Value Investment Division (Class B)) (10/7/2011)	2011	9.60	10.58	53,100.64
	2012	10.58	11.83	35,516.80
	2013	11.83	15.29	10,577.05
	2014	15.29	16.46	4,030.50
	2015	16.46	15.15	883.92
	2016	15.15	17.56	0.00
	2017	17.56	18.50	0.00
	2018	18.50	17.81	0.00
Morgan Stanley Discovery Investment Division (Class B) (formerly Morgan Stanley Mid Cap Growth Investment Division (Class B)) (4/29/2019)	2011	12.56	12.74	28,497.50
	2012	12.74	13.66	24,455.64
	2013	13.66	18.63	4,985.15
	2014	18.63	18.47	1,920.59
	2015	18.47	17.21	247.81
	2016	17.21	15.45	0.00
	2017	15.45	21.22	0.00
	2018	21.22	22.93	0.00
	2019	22.93	31.53	0.00
Neuberger Berman Genesis Investment Division (Class B) (10/7/2011)	2011	14.56	16.04	37,288.47
	2012	16.04	17.27	17,454.71
	2013	17.27	23.42	9,922.36
	2014	23.42	22.91	1,476.33
	2015	22.91	22.57	0.00
	2016	22.57	26.22	0.00
	2017	26.22	29.71	0.00
	2018	29.71	27.11	0.00
	2019	27.11	34.43	0.00
Neuberger Berman Genesis Investment Division (Class B) (formerly MLA Mid Cap Investment Division (Class B)) (10/7/2011)	2011	12.68	13.83	12,222.24
	2012	13.83	14.29	7,105.46
	2013	14.29	15.47	0.00
PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014)	2014	0.99	1.03	0.00
	2015	1.03	0.95	12,057.57
	2016	0.95	1.04	0.00
	2017	1.04	1.15	0.00
	2018	1.15	1.04	0.00
	2019	1.04	1.25	0.00
PIMCO Inflation Protected Bond Investment Division (Class B) (10/7/2011)	2011	14.20	14.45	93,195.87
120

1.90 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2012	14.45	15.47	81,499.24
	2013	15.47	13.77	35,222.21
	2014	13.77	13.91	19,188.81
	2015	13.91	13.22	10,153.15
	2016	13.22	13.62	1,107.97
	2017	13.62	13.83	939.50
	2018	13.83	13.24	782.80
	2019	13.24	14.06	628.41
PIMCO Total Return Investment Division (Class B) (10/7/2011)	2011	15.45	15.78	215,060.45
	2012	15.78	16.92	116,709.73
	2013	16.92	16.28	38,809.98
	2014	16.28	16.64	16,577.26
	2015	16.64	16.33	3,270.82
	2016	16.33	16.44	0.00
	2017	16.44	16.86	0.00
	2018	16.86	16.50	0.00
	2019	16.50	17.56	0.00
Schroders Global Multi-Asset Investment Division (Class B) (4/30/2012)	2012	1.01	1.06	78,452.00
	2013	1.06	1.15	60,275.52
	2014	1.15	1.21	9,748.42
	2015	1.21	1.18	0.00
	2016	1.18	1.22	0.00
	2017	1.22	1.37	0.00
	2018	1.37	1.22	0.00
	2019	1.22	1.45	0.00
Schroders Global Multi-Asset Investment Division (Class B) (formerly Pyramis® Managed Risk Investment Division (Class B)) (4/29/2013)	2013	10.21	10.71	3,111.23
	2014	10.71	11.42	0.00
	2015	11.42	11.06	0.00
	2016	11.06	11.35	0.00
	2017	11.35	12.97	0.00
	2018	12.97	12.39	0.00
SSGA Growth and Income ETF Investment Division (Class B) (10/7/2011)	2011	10.68	11.28	74,525.86
	2012	11.28	12.49	68,749.30
	2013	12.49	13.84	33,071.05
	2014	13.84	14.37	0.00
	2015	14.37	13.82	0.00
	2016	13.82	14.34	0.00
	2017	14.34	16.31	0.00
	2018	16.31	14.96	0.00
	2019	14.96	17.55	0.00
SSGA Growth ETF Investment Division (Class B) (10/7/2011))	2011	9.92	10.53	4,090.64
	2012	10.53	11.88	3,853.07
	2013	11.88	13.77	3,645.54
	2014	13.77	14.23	3,441.11
	2015	14.23	13.64	0.00
	2016	13.64	14.31	680.08
	2017	14.31	16.80	680.08
	2018	16.80	15.04	680.08
	2019	15.04	18.07	680.08
T. Rowe Price Large Cap Growth Investment Division (Class B)	2013	16.20	20.38	30,452.80
	2014	20.38	21.76	9,352.54
	2015	21.76	23.60	1,001.03
	2016	23.60	23.51	0.00
	2017	23.51	30.79	0.00
	2018	30.79	29.86	0.00
	2019	29.86	38.26	0.00
T. Rowe Price Large Cap Growth Investment Division (Class B) (formerly RCM Technology Investment Division (Class B)) (10/7/2011)	2011	5.79	5.82	129,849.26
	2012	5.82	6.40	95,941.70
	2013	6.40	6.68	0.00
T. Rowe Price Mid Cap Growth Investment Division (Class B) (10/7/2011)	2011	8.97	9.62	154,367.10
	2012	9.62	10.73	103,034.02
	2013	10.73	14.38	39,639.06
	2014	14.38	15.92	11,990.00
	2015	15.92	16.66	2,637.58
	2016	16.66	17.36	0.00
	2017	17.36	21.25	0.00
	2018	21.25	20.39	0.00
	2019	20.39	26.23	0.00
T. Rowe Price Small Cap Growth Investment Division (Class B) (10/7/2011)	2011	15.11	16.84	27,898.70
	2012	16.84	19.15	23,378.94
	2013	19.15	27.09	9,855.10
	2014	27.09	28.34	5,559.23
	2015	28.34	28.50	2,558.49
121

1.90 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2016	28.50	31.17	0.00
	2017	31.17	37.48	0.00
	2018	37.48	34.28	0.00
	2019	34.28	44.68	0.00
VanEck Global Natural Resources Investment Division (Class B) (10/7/2011)	2011	14.59	15.21	0.00
	2012	15.21	15.31	0.00
	2013	15.31	16.64	0.00
	2014	16.64	13.25	0.00
	2015	13.25	8.74	0.00
	2016	8.74	12.33	0.00
	2017	12.33	12.01	0.00
	2018	12.01	8.38	0.00
	2019	8.38	9.24	0.00
Victory Sycamore Mid Cap Value Investment Division (Class B)	2012	23.67	24.25	35,530.37
	2013	24.25	31.01	12,864.38
	2014	31.01	33.36	4,214.84
	2015	33.36	29.79	2,322.58
	2016	29.79	33.76	1,939.22
	2017	33.76	36.27	2,019.06
	2018	36.27	31.97	0.00
	2019	31.97	40.46	0.00
Victory Sycamore Mid Cap Value Investment Division (Class B) (formerly Neuberger Berman Mid Cap Value Investment Division (Class B)) (10/07/2011)	2011	19.45	21.54	68,129.20
	2012	21.54	23.79	0.00
Western Asset Management Government Income Investment Division (Class B) (formerly Fidelity Institutional Asset Management® Government Income Portfolio (Class B)) (4/30/2012)	2012	10.71	10.84	15,793.58
	2013	10.84	10.16	0.00
	2014	10.16	10.72	0.00
	2015	10.72	10.56	0.00
	2016	10.56	10.50	0.00
	2017	10.50	10.57	0.00
	2018	10.57	10.36	0.00
	2019	10.36	10.93	0.00
Western Asset Management Strategic Bond Opportunities Investment Division (Class B)	2016	26.93	27.84	0.00
	2017	27.84	29.48	0.00
	2018	29.48	27.76	0.00
	2019	27.76	31.12	0.00
Western Asset Management Strategic Bond Opportunities Investment Division (Class B) (formerly Lord Abbett Bond Debenture Investment Division (Class B)) (10/7/2011)	2011	20.89	22.09	75,538.38
	2012	22.09	24.48	59,428.51
	2013	24.48	25.93	14,121.56
	2014	25.93	26.67	4,175.70
	2015	26.67	25.60	0.00
	2016	25.60	26.34	0.00
Western Asset Management Strategic Bond Opportunities Investment Division (Class E)	2016	27.48	28.43	5,431.87
	2017	28.43	30.13	5,684.63
	2018	30.13	28.40	6,022.90
	2019	28.40	31.85	5,930.41
Western Asset Management Strategic Bond Opportunities Investment Division (Class E) (formerly Pioneer Strategic Income Investment Division (Class E)) (10/7/2011)	2011	22.80	23.35	0.00
	2012	23.35	25.53	0.00
	2013	25.53	25.40	0.00
	2014	25.40	26.03	0.00
	2015	26.03	25.17	0.00
	2016	25.17	25.75	0.00
Western Asset Management U.S. Government Investment Division (Class B) (10/7/2011)	2011	16.47	16.55	62,418.05
	2012	16.55	16.73	29,395.25
	2013	16.73	16.27	14,311.98
	2014	16.27	16.37	9,893.56
	2015	16.37	16.11	4,443.04
	2016	16.11	15.97	234.94
	2017	15.97	15.93	199.22
	2018	15.93	15.74	165.99
	2019	15.74	16.33	133.25

122

	At 2.15 Separate Account Charge:
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
American Funds Global Small Capitalization Investment Division (Class 2) (10/7/2011)	2011	21.73	22.37	135,671.51
	2012	22.37	25.87	94,806.63
	2013	25.87	32.48	40,628.31
	2014	32.48	32.47	17,539.47
	2015	32.47	31.86	4,905.12
	2016	31.86	31.84	1,376.59
	2017	31.84	39.23	1,257.28
	2018	39.23	34.34	96.59
	2019	34.34	44.21	77.54
American Funds Growth-Income Investment Division (Class 2) (10/7/2011)	2011	76.86	82.14	38,087.95
	2012	82.14	94.44	23,363.24
	2013	94.44	123.39	12,436.17
	2014	123.39	133.61	5,114.12
	2015	133.61	132.67	3,071.36
	2016	132.67	144.81	712.33
	2017	144.81	173.47	664.86
	2018	173.47	166.72	30.66
	2019	166.72	205.83	24.60

1.95 Separate Account Charge
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
AB Global Dynamic Allocation Investment Division (Class B) (10/7/2011)	2011	9.40	9.70	0.00
	2012	9.70	10.47	0.00
	2013	10.47	11.41	0.00
	2014	11.41	12.01	0.00
	2015	12.01	11.85	0.00
	2016	11.85	12.04	0.00
	2017	12.04	13.41	0.00
	2018	13.41	12.23	0.00
	2019	12.23	14.17	0.00
American Funds® Balanced Allocation Investment Division (Class C) (10/7/2011)	2011	8.97	9.35	0.00
	2012	9.35	10.41	0.00
	2013	10.41	12.10	0.00
	2014	12.10	12.58	0.00
	2015	12.58	12.25	0.00
	2016	12.25	12.96	0.00
	2017	12.96	14.85	0.00
	2018	14.85	13.93	0.00
	2019	13.93	16.33	0.00
American Funds® Growth Allocation Investment Division (Class C) (10/7/2011)	2011	8.23	8.66	0.00
	2012	8.66	9.86	0.00
	2013	9.86	12.10	0.00
	2014	12.10	12.62	0.00
	2015	12.62	12.28	0.00
	2016	12.28	13.13	0.00
	2017	13.13	15.62	0.00
	2018	15.62	14.44	0.00
	2019	14.44	17.50	0.00
American Funds® Growth Investment Division (Class C) (10/7/2011)	2011	8.01	8.48	0.00
	2012	8.48	9.76	0.00
	2013	9.76	12.43	0.00
	2014	12.43	13.19	0.00
	2015	13.19	13.77	0.00
	2016	13.77	14.74	0.00
	2017	14.74	18.49	0.00
	2018	18.49	18.04	0.00
	2019	18.04	23.05	0.00
American Funds® Moderate Allocation Investment Division (Class C) (10/7/2011)	2011	9.48	9.81	2,785.75
	2012	9.81	10.66	2,755.20
	2013	10.66	11.87	2,726.80
	2014	11.87	12.35	2,698.75
	2015	12.35	12.02	2,670.99
	2016	12.02	12.62	0.00
	2017	12.62	13.98	0.00
	2018	13.98	13.24	0.00
123

1.95 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2019	13.24	15.08	0.00
AQR Global Risk Balanced Investment Division (Class B) (10/7/2011)	2011	10.17	10.56	0.00
	2012	10.56	11.45	0.00
	2013	11.45	10.85	0.00
	2014	10.85	11.06	0.00
	2015	11.06	9.81	0.00
	2016	9.81	10.48	0.00
	2017	10.48	11.29	0.00
	2018	11.29	10.37	0.00
	2019	10.37	12.19	0.00
Baillie Gifford International Stock Investment Division (Class B) (10/7/2011)	2011	9.52	9.53	2,877.52
	2012	9.53	11.15	359.21
	2013	11.15	12.59	0.00
	2014	12.59	11.94	0.00
	2015	11.94	11.45	0.00
	2016	11.45	11.80	0.00
	2017	11.80	15.61	0.00
	2018	15.61	12.68	0.00
	2019	12.68	16.46	0.00
BlackRock Bond Income Investment Division (Class B) (10/7/2011)	2011	46.71	47.42	3,282.15
	2012	47.42	49.88	2,042.85
	2013	49.88	48.43	23.53
	2014	48.43	50.73	0.00
	2015	50.73	49.91	0.00
	2016	49.91	50.35	0.00
	2017	50.35	51.28	0.00
	2018	51.28	49.98	0.00
	2019	49.98	53.70	0.00
BlackRock Capital Appreciation Investment Division (Class B) (10/7/2011)	2011	24.86	25.82	1,211.60
	2012	25.82	28.88	866.78
	2013	28.88	37.93	807.29
	2014	37.93	40.41	760.71
	2015	40.41	42.01	427.68
	2016	42.01	41.14	427.98
	2017	41.14	53.90	374.06
	2018	53.90	54.00	0.00
	2019	54.00	70.18	0.00
BlackRock Global Tactical Strategies Investment Division (Class B) (10/7/2011)	2011	9.24	9.53	0.00
	2012	9.53	10.20	0.00
	2013	10.20	11.03	14,896.50
	2014	11.03	11.46	14,501.28
	2015	11.46	11.23	14,314.51
	2016	11.23	11.50	14,203.18
	2017	11.50	12.78	0.00
	2018	12.78	11.63	0.00
	2019	11.63	13.76	0.00
BlackRock Ultra-Short Term Bond Investment Division (Class B) (10/7/2011)	2011	19.73	19.64	0.00
	2012	19.64	19.26	0.00
	2013	19.26	18.89	0.00
	2014	18.89	18.52	0.00
	2015	18.52	18.17	0.00
	2016	18.17	17.83	0.00
	2017	17.83	17.60	0.00
	2018	17.60	17.53	0.00
	2019	17.53	17.51	0.00
Brighthouse Asset Allocation 100 Investment Division (Class B) (10/7/2011)	2011	9.47	10.03	0.00
	2012	10.03	11.49	0.00
	2013	11.49	14.59	0.00
	2014	14.59	15.04	0.00
	2015	15.04	14.45	0.00
	2016	14.45	15.44	0.00
	2017	15.44	18.62	0.00
	2018	18.62	16.42	0.00
	2019	16.42	20.53	0.00
Brighthouse Asset Allocation 20 Investment Division (Class B) (10/7/2011)	2011	11.79	12.07	11,995.41
	2012	12.07	12.93	6,184.08
	2013	12.93	13.22	0.00
	2014	13.22	13.54	0.00
	2015	13.54	13.20	0.00
	2016	13.20	13.54	0.00
	2017	13.54	14.20	0.00
	2018	14.20	13.56	0.00
	2019	13.56	14.86	0.00
Brighthouse Asset Allocation 40 Investment Division (Class B) (10/7/2011)	2011	11.30	11.68	40,818.73
124

1.95 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2012	11.68	12.76	39,824.79
	2013	12.76	13.89	23,248.55
	2014	13.89	14.29	21,199.23
	2015	14.29	13.86	3,183.89
	2016	13.86	14.42	3,181.66
	2017	14.42	15.65	2,518.86
	2018	15.65	14.67	2,516.92
	2019	14.67	16.63	2,514.96
Brighthouse Asset Allocation 60 Investment Division (Class B) (10/7/2011)	2011	10.75	11.20	47,889.21
	2012	11.20	12.44	44,871.47
	2013	12.44	14.39	33,396.29
	2014	14.39	14.83	10,005.06
	2015	14.83	14.36	4,598.61
	2016	14.36	15.08	4,372.25
	2017	15.08	16.97	4,155.61
	2018	16.97	15.62	3,924.66
	2019	15.62	18.29	3,714.56
Brighthouse Asset Allocation 80 Investment Division (Class A) (formerly MetLife Growth Strategy Investment Division (Class B)) (4/29/2013)	2013	11.31	12.84	0.00
	2014	12.84	12.77	0.00
Brighthouse Asset Allocation 80 Investment Division (Class B) (10/7/2011)	2011	10.13	10.66	90,387.04
	2012	10.66	12.06	70,425.54
	2013	12.06	14.71	68,830.38
	2014	14.71	15.18	43,637.55
	2015	15.18	14.63	0.00
	2016	14.63	15.52	0.00
	2017	15.52	18.13	0.00
	2018	18.13	16.34	0.00
	2019	16.34	19.83	0.00
Brighthouse Asset Allocation 80 Investment Division (formerly Met/Franklin Templeton Founding Strategy Investment Division (Class B)) (4/28/2008)	2011	8.61	9.18	0.00
	2012	9.18	10.45	0.00
	2013	10.45	11.24	0.00
Brighthouse Balanced Plus Investment Division (Class B) (10/7/2011)	2011	9.17	9.34	0.00
	2012	9.34	10.36	0.00
	2013	10.36	11.62	0.00
	2014	11.62	12.50	0.00
	2015	12.50	11.76	0.00
	2016	11.76	12.49	0.00
	2017	12.49	14.50	0.00
	2018	14.50	13.17	0.00
	2019	13.17	15.96	0.00
Brighthouse/Aberdeen Emerging Markets Equity Investment Division (Class B) (10/7/2011)	2011	9.49	9.77	173.78
	2012	9.77	11.39	184.22
	2013	11.39	10.61	208.65
	2014	10.61	9.73	229.44
	2015	9.73	8.22	267.40
	2016	8.22	8.99	250.31
	2017	8.99	11.31	248.99
	2018	11.31	9.52	0.00
	2019	9.52	11.27	0.00
Brighthouse/Artisan Mid Cap Value Investment Division (Class B) (10/7/2011)	2011	25.86	28.42	1,533.54
	2012	28.42	31.10	436.33
	2013	31.10	41.63	337.24
	2014	41.63	41.51	280.84
	2015	41.51	36.77	0.00
	2016	36.77	44.23	0.00
	2017	44.23	48.82	0.00
	2018	48.82	41.45	0.00
	2019	41.45	50.18	0.00
Brighthouse/Dimensional International Small Company Investment Division (Class B) (10/7/2011)	2011	13.99	13.99	0.00
	2012	13.99	16.18	0.00
	2013	16.18	20.24	0.00
	2014	20.24	18.52	0.00
	2015	18.52	19.21	0.00
	2016	19.21	19.94	0.00
	2017	19.94	25.51	0.00
	2018	25.51	19.87	0.00
	2019	19.87	23.97	0.00
Brighthouse/Eaton Vance Floating Rate Investment Division (Class B) (10/7/2011)	2011	9.92	10.18	0.00
	2012	10.18	10.72	0.00
125

1.95 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2013	10.72	10.92	0.00
	2014	10.92	10.78	0.00
	2015	10.78	10.49	0.00
	2016	10.49	11.24	0.00
	2017	11.24	11.43	0.00
	2018	11.43	11.24	0.00
	2019	11.24	11.80	0.00
Brighthouse/Franklin Low Duration Total Return Investment Division (Class B) (10/7/2011)	2011	9.69	9.73	9,298.29
	2012	9.73	9.96	9,195.08
	2013	9.96	9.88	0.00
	2014	9.88	9.79	0.00
	2015	9.79	9.54	0.00
	2016	9.54	9.65	0.00
	2017	9.65	9.59	0.00
	2018	9.59	9.44	0.00
	2019	9.44	9.69	0.00
Brighthouse/Templeton International Bond Investment Division (Class B) (10/7/2011)	2011	11.78	11.81	0.00
	2012	11.81	13.24	0.00
	2013	13.24	13.12	0.00
	2014	13.12	13.01	0.00
	2015	13.01	12.23	0.00
	2016	12.23	12.10	0.00
	2017	12.10	11.88	0.00
	2018	11.88	11.77	0.00
	2019	11.77	11.67	0.00
Brighthouse/Wellington Core Equity Opportunities Investment Division (Class B) (10/7/2011)	2011	25.93	28.34	5,112.61
	2012	28.34	31.29	2,583.09
	2013	31.29	40.93	521.51
	2014	40.93	44.29	427.24
	2015	44.29	44.37	400.97
	2016	44.37	46.58	397.48
	2017	46.58	54.28	379.97
	2018	54.28	53.04	0.00
	2019	53.04	67.95	0.00
Brighthouse/Wellington Large Cap Research Investment Division (Class B) (10/7/2011)	2011	49.69	53.63	359.92
	2012	53.63	59.64	272.93
	2013	59.64	78.55	224.59
	2014	78.55	87.43	0.00
	2015	87.43	89.60	0.00
	2016	89.60	95.14	0.00
	2017	95.14	113.78	0.00
	2018	113.78	104.52	0.00
	2019	104.52	135.10	0.00
Clarion Global Real Estate Investment Division (Class B) (10/7/2011)	2011	11.94	12.72	6,829.78
	2012	12.72	15.72	1,981.57
	2013	15.72	15.96	656.59
	2014	15.96	17.73	654.89
	2015	17.73	17.15	135.94
	2016	17.15	16.96	142.65
	2017	16.96	18.43	154.99
	2018	18.43	16.50	0.00
	2019	16.50	20.20	0.00
Frontier Mid Cap Growth Investment Division (Class B) (10/7/2011)	2011	35.07	37.61	943.93
	2012	37.61	40.82	937.25
	2013	40.82	53.02	613.59
	2014	53.02	57.65	296.86
	2015	57.65	58.01	0.00
	2016	58.01	59.82	0.00
	2017	59.82	73.30	0.00
	2018	73.30	67.63	0.00
	2019	67.63	88.11	0.00
Harris Oakmark International Investment Division (Class B) (10/7/2011)	2011	15.93	15.94	7,022.42
	2012	15.94	20.20	3,754.33
	2013	20.20	25.86	968.57
	2014	25.86	23.89	552.00
	2015	23.89	22.37	543.41
	2016	22.37	23.73	555.03
	2017	23.73	30.36	466.17
	2018	30.36	22.63	0.00
	2019	22.63	27.63	0.00
Invesco Balanced-Risk Allocation Investment Division (Class B) (4/30/2012)	2012	1.01	1.04	0.00
126

1.95 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2013	1.04	1.04	0.00
	2014	1.04	1.07	0.00
	2015	1.07	1.01	0.00
	2016	1.01	1.11	0.00
	2017	1.11	1.19	0.00
	2018	1.19	1.10	0.00
	2019	1.10	1.24	0.00
Invesco Global Equity Investment Division (Class B) (formerly Oppenheimer Global Equity Investment Division (Class B) (10/7/2011))	2011	15.09	15.55	7,789.52
	2012	15.55	18.48	7,765.69
	2013	18.48	23.03	0.00
	2014	23.03	23.07	0.00
	2015	23.07	23.52	0.00
	2016	23.52	23.12	0.00
	2017	23.12	31.00	0.00
	2018	31.00	26.40	0.00
	2019	26.40	34.07	0.00
Invesco Global Equity Investment Division (Class B) (formerly Oppenheimer Global Equity Investment Division (Class B) and before that Met/Templeton Growth Investment Division (Class B)) (10/7/2011)	2011	7.85	8.20	0.00
	2012	8.20	9.83	0.00
	2013	9.83	10.43	0.00
Invesco Small Cap Growth Investment Division (Class B) (10/7/2011)	2011	13.49	14.66	2,944.17
	2012	14.66	17.00	2,934.59
	2013	17.00	23.37	816.44
	2014	23.37	24.73	0.00
	2015	24.73	23.84	0.00
	2016	23.84	26.05	0.00
	2017	26.05	32.02	0.00
	2018	32.02	28.56	0.00
	2019	28.56	34.84	0.00
Jennison Growth Investment Division (Class B) (10/7/2011)	2011	4.57	4.75	0.00
	2012	4.75	5.38	4,980.40
	2013	5.38	7.22	0.00
	2014	7.22	7.70	0.00
	2015	7.70	8.35	0.00
	2016	8.35	8.18	0.00
	2017	8.18	10.99	0.00
	2018	10.99	10.78	0.00
	2019	10.78	14.01	0.00
Jennison Growth Investment Division (Class B) (formerly Oppenheimer Capital Appreciation Investment Division (Class B)) (10/7/2011)	2011	7.23	7.70	5,518.67
	2012	7.70	8.65	0.00
JPMorgan Core Bond Investment Division (Class B) (4/29/2013)	2013	10.92	10.35	0.00
	2014	10.35	10.67	0.00
	2015	10.67	10.51	0.00
	2016	10.51	10.54	0.00
	2017	10.54	10.68	0.00
	2018	10.68	10.47	0.00
	2019	10.47	11.12	0.00
JPMorgan Core Bond Investment Division (Class B) (formerly American Funds® Bond Investment Division (Class C)) (10/7/2011)	2011	10.45	10.58	0.00
	2012	10.58	10.89	0.00
	2013	10.89	10.86	0.00
JPMorgan Global Active Allocation Investment Division (Class B) (4/30/2012)	2012	1.01	1.04	0.00
	2013	1.04	1.13	0.00
	2014	1.13	1.19	0.00
	2015	1.19	1.18	0.00
	2016	1.18	1.19	0.00
	2017	1.19	1.36	0.00
	2018	1.36	1.24	0.00
	2019	1.24	1.42	0.00
JPMorgan Global Active Allocation Investment Division (Class B) (formerly Allianz Global Investors Dynamic Multi-Asset Plus investment Division (Class B)) (4/28/2014)	2014	0.99	1.03	0.00
	2015	1.03	1.00	0.00
	2016	1.00	1.00	0.00
	2017	1.00	1.14	0.00
	2018	1.14	1.10	0.00
JPMorgan Small Cap Value Investment Division (Class B) (10/7/2011)	2011	11.29	12.52	95.96
	2012	12.52	14.16	96.65
	2013	14.16	18.46	84.73
	2014	18.46	18.90	88.03
	2015	18.90	17.15	89.15
127

1.95 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2016	17.15	21.96	86.47
	2017	21.96	22.25	82.82
	2018	22.25	18.78	0.00
	2019	18.78	21.94	0.00
Loomis Sayles Global Allocation Investment Division (Class B) (formerly Loomis Sayles Global Markets Investment Division (Class B)) (4/29/2019)	2011	11.65	12.28	0.00
	2012	12.28	14.08	0.00
	2013	14.08	16.17	0.00
	2014	16.17	16.41	0.00
	2015	16.41	16.29	0.00
	2016	16.29	16.74	0.00
	2017	16.74	20.19	0.00
	2018	20.19	18.73	0.00
	2019	18.73	23.42	0.00
Loomis Sayles Global Allocation Investment Division (Class B) (formerly Loomis Sayles Global Markets Investment Division (Class B) (formerly Met/Franklin Income Investment Division (Class B))) (4/28/2008)	2010	10.24	10.93	5.08
	2011	10.93	10.95	0.00
	2012	10.95	12.08	0.00
	2013	12.08	12.59	0.00
Loomis Sayles Growth Investment Division (Class B) (formerly ClearBridge Aggressive Growth Investment Division (Class B)) (10/7/2011)	2011	6.68	7.24	7,100.97
	2012	7.24	8.42	4,482.43
	2013	8.42	12.02	0.00
	2014	12.02	14.02	0.00
	2015	14.02	13.19	0.00
	2016	13.19	13.28	0.00
	2017	13.28	15.42	0.00
	2018	15.42	14.06	0.00
	2019	14.06	17.04	0.00
Loomis Sayles Growth Investment Division (Class B) (formerly ClearBridge Aggressive Growth II Investment Division (Class B)) (10/7/2011)	2011	116.21	120.33	512.24
	2012	120.33	144.56	449.33
	2013	144.56	182.58	94.92
	2014	182.58	189.80	0.00
Loomis Sayles Small Cap Core Investment Division (Class B) (10/7/2011)	2011	28.55	32.08	1,560.38
	2012	32.08	35.95	800.40
	2013	35.95	49.60	375.05
	2014	49.60	50.34	0.00
	2015	50.34	48.51	0.00
	2016	48.51	56.60	0.00
	2017	56.60	63.81	0.00
	2018	63.81	55.50	0.00
	2019	55.50	68.17	0.00
MetLife Aggregate Bond Index Investment Division (Class B) (10/7/2011)	2011	15.11	15.27	20,842.41
	2012	15.27	15.52	11,973.90
	2013	15.52	14.84	2,576.28
	2014	14.84	15.35	2,713.23
	2015	15.35	15.06	0.00
	2016	15.06	15.09	0.00
	2017	15.09	15.24	0.00
	2018	15.24	14.87	0.00
	2019	14.87	15.80	0.00
MetLife Mid Cap Stock Index Investment Division (Class B) (10/7/2011)	2011	14.34	15.75	9,110.36
	2012	15.75	18.12	1,865.81
	2013	18.12	23.61	496.78
	2014	23.61	25.29	492.14
	2015	25.29	24.15	0.00
	2016	24.15	28.46	0.00
	2017	28.46	32.27	0.00
	2018	32.27	28.00	0.00
	2019	28.00	34.48	0.00
MetLife MSCI EAFE® Index Investment Division (Class B) (10/7/2011)	2011	10.16	10.26	20,201.54
	2012	10.26	11.88	2,413.63
	2013	11.88	14.15	910.18
	2014	14.15	13.01	1,001.27
	2015	13.01	12.60	0.00
	2016	12.60	12.48	0.00
	2017	12.48	15.25	0.00
	2018	15.25	12.85	0.00
	2019	12.85	15.31	0.00
MetLife Multi-Index Targeted Risk Investment Division (Class B) (11/12/2012)	2012	0.98	1.01	0.00
	2013	1.01	1.12	0.00
	2014	1.12	1.20	0.00
128

1.95 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2015	1.20	1.16	0.00
	2016	1.16	1.19	0.00
	2017	1.19	1.35	0.00
	2018	1.35	1.22	0.00
	2019	1.22	1.46	0.00
MetLife Russell 2000® Index Investment Division (Class B) (10/7/2011)	2011	14.04	15.83	4,593.59
	2012	15.83	18.01	448.23
	2013	18.01	24.41	291.53
	2014	24.41	25.09	294.98
	2015	25.09	23.50	0.00
	2016	23.50	27.87	0.00
	2017	27.87	31.27	0.00
	2018	31.27	27.23	0.00
	2019	27.23	33.47	0.00
MetLife Stock Index Investment Division (Class B) (10/7/2011)	2011	31.54	34.31	13,420.07
	2012	34.31	38.83	3,719.20
	2013	38.83	50.15	1,918.94
	2014	50.15	55.63	1,555.19
	2015	55.63	55.05	0.00
	2016	55.05	60.13	0.00
	2017	60.13	71.50	0.00
	2018	71.50	66.72	0.00
	2019	66.72	85.59	0.00
MFS® Research International Investment Division (Class B) (10/7/2011)	2011	11.87	12.03	7,793.39
	2012	12.03	13.76	4,054.04
	2013	13.76	16.10	1,168.43
	2014	16.10	14.69	0.00
	2015	14.69	14.15	0.00
	2016	14.15	13.76	0.00
	2017	13.76	17.29	0.00
	2018	17.29	14.58	0.00
	2019	14.58	18.35	0.00
MFS® Total Return Investment Division (Class B) (10/7/2011)	2011	36.98	39.08	711.40
	2012	39.08	42.65	176.35
	2013	42.65	49.65	23.46
	2014	49.65	52.77	0.00
	2015	52.77	51.54	0.00
	2016	51.54	55.06	0.00
	2017	55.06	60.57	0.00
	2018	60.57	55.94	0.00
	2019	55.94	65.87	0.00
MFS® Value Investment Division (Class B) (10/7/2011)	2011	10.08	10.98	874.08
	2012	10.98	12.53	272.38
	2013	12.53	16.64	0.00
	2014	16.64	18.04	0.00
	2015	18.04	17.62	0.00
	2016	17.62	19.72	0.00
	2017	19.72	22.74	0.00
	2018	22.74	20.02	0.00
	2019	20.02	25.49	0.00
MFS® Value Investment Division (Class B) (formerly BlackRock Large Cap Value Investment Division (Class B)) (10/7/2011)	2011	9.56	10.53	5,420.96
	2012	10.53	11.77	2,280.14
	2013	11.77	15.20	0.00
	2014	15.20	16.36	0.00
	2015	16.36	15.05	0.00
	2016	15.05	17.43	0.00
	2017	17.43	18.35	0.00
	2018	18.35	17.67	0.00
Morgan Stanley Discovery Investment Division (Class B) (formerly Morgan Stanley Mid Cap Growth Investment Division (Class B)) (4/29/2019)	2011	12.47	12.64	3,557.79
	2012	12.64	13.55	1,286.75
	2013	13.55	18.47	835.01
	2014	18.47	18.30	0.00
	2015	18.30	17.05	0.00
	2016	17.05	15.30	0.00
	2017	15.30	21.00	0.00
	2018	21.00	22.68	0.00
	2019	22.68	31.17	0.00
Neuberger Berman Genesis Investment Division (Class B) (10/7/2011)	2011	14.48	15.95	2,506.66
	2012	15.95	17.17	893.91
	2013	17.17	23.27	0.00
	2014	23.27	22.75	0.00
	2015	22.75	22.39	0.00
	2016	22.39	26.00	0.00
129

1.95 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2017	26.00	29.45	0.00
	2018	29.45	26.86	0.00
	2019	26.86	34.09	0.00
Neuberger Berman Genesis Investment Division (Class B) (formerly MLA Mid Cap Investment Division (Class B)) (10/7/2011)	2011	12.62	13.76	0.00
	2012	13.76	14.21	0.00
	2013	14.21	15.38	0.00
PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014)	2014	0.99	1.03	0.00
	2015	1.03	0.95	0.00
	2016	0.95	1.04	0.00
	2017	1.04	1.15	0.00
	2018	1.15	1.04	0.00
	2019	1.04	1.24	0.00
PIMCO Inflation Protected Bond Investment Division (Class B) (10/7/2011)	2011	14.14	14.39	11,386.99
	2012	14.39	15.40	11,123.20
	2013	15.40	13.70	843.80
	2014	13.70	13.83	857.18
	2015	13.83	13.14	903.35
	2016	13.14	13.53	862.61
	2017	13.53	13.72	961.91
	2018	13.72	13.13	0.00
	2019	13.13	13.95	0.00
PIMCO Total Return Investment Division (Class B) (10/7/2011)	2011	15.37	15.69	8,808.87
	2012	15.69	16.82	7,450.88
	2013	16.82	16.18	5,582.65
	2014	16.18	16.53	5,695.01
	2015	16.53	16.21	5,661.25
	2016	16.21	16.31	5,519.71
	2017	16.31	16.72	1,416.69
	2018	16.72	16.36	0.00
	2019	16.36	17.40	0.00
Schroders Global Multi-Asset Investment Division (Class B) (4/30/2012)	2012	1.01	1.06	0.00
	2013	1.06	1.14	0.00
	2014	1.14	1.21	0.00
	2015	1.21	1.18	0.00
	2016	1.18	1.22	0.00
	2017	1.22	1.37	0.00
	2018	1.37	1.21	0.00
	2019	1.21	1.45	0.00
Schroders Global Multi-Asset Investment Division (Class B) (formerly Pyramis® Managed Risk Investment Division (Class B)) (4/29/2013)	2013	10.21	10.71	0.00
	2014	10.71	11.41	0.00
	2015	11.41	11.05	0.00
	2016	11.05	11.33	0.00
	2017	11.33	12.94	0.00
	2018	12.94	12.35	0.00
SSGA Growth and Income ETF Investment Division (Class B) (10/7/2011)	2011	10.65	11.24	0.00
	2012	11.24	12.44	0.00
	2013	12.44	13.78	0.00
	2014	13.78	14.30	0.00
	2015	14.30	13.75	0.00
	2016	13.75	14.26	0.00
	2017	14.26	16.21	0.00
	2018	16.21	14.86	0.00
	2019	14.86	17.43	0.00
SSGA Growth ETF Investment Division (Class B) (10/7/2011))	2011	9.89	10.50	0.00
	2012	10.50	11.84	0.00
	2013	11.84	13.71	0.00
	2014	13.71	14.17	0.00
	2015	14.17	13.57	0.00
	2016	13.57	14.23	0.00
	2017	14.23	16.70	0.00
	2018	16.70	14.94	0.00
	2019	14.94	17.94	0.00
T. Rowe Price Large Cap Growth Investment Division (Class B)	2013	16.08	20.23	2,023.85
	2014	20.23	21.59	321.48
	2015	21.59	23.40	0.00
	2016	23.40	23.30	0.00
	2017	23.30	30.50	0.00
	2018	30.50	29.56	0.00
	2019	29.56	37.86	0.00
T. Rowe Price Large Cap Growth Investment Division (Class B) (formerly RCM Technology Investment Division (Class B)) (10/7/2011)	2011	5.76	5.79	7,833.97
	2012	5.79	6.36	4,231.70
	2013	6.36	6.64	0.00
130

1.95 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
T. Rowe Price Mid Cap Growth Investment Division (Class B) (10/7/2011)	2011	8.93	9.57	5,683.38
	2012	9.57	10.67	5,441.68
	2013	10.67	14.29	1,636.66
	2014	14.29	15.81	156.78
	2015	15.81	16.54	143.74
	2016	16.54	17.23	145.62
	2017	17.23	21.08	131.96
	2018	21.08	20.21	0.00
	2019	20.21	25.98	0.00
T. Rowe Price Small Cap Growth Investment Division (Class B) (10/7/2011)	2011	15.00	16.71	1,833.06
	2012	16.71	19.00	1,339.62
	2013	19.00	26.86	786.45
	2014	26.86	28.09	57.94
	2015	28.09	28.23	55.10
	2016	28.23	30.86	56.13
	2017	30.86	37.09	50.86
	2018	37.09	33.90	0.00
	2019	33.90	44.17	0.00
VanEck Global Natural Resources Investment Division (Class B) (10/7/2011)	2011	14.56	15.19	0.00
	2012	15.19	15.28	0.00
	2013	15.28	16.59	0.00
	2014	16.59	13.21	0.00
	2015	13.21	8.71	0.00
	2016	8.71	12.28	0.00
	2017	12.28	11.95	0.00
	2018	11.95	8.34	0.00
	2019	8.34	9.19	0.00
Victory Sycamore Mid Cap Value Investment Division (Class B)	2012	23.51	24.08	7,270.50
	2013	24.08	30.77	1,794.39
	2014	30.77	33.09	266.65
	2015	33.09	29.53	75.83
	2016	29.53	33.46	78.87
	2017	33.46	35.92	79.04
	2018	35.92	31.65	0.00
	2019	31.65	40.04	0.00
Victory Sycamore Mid Cap Value Investment Division (Class B) (formerly Neuberger Berman Mid Cap Value Investment Division (Class B)) (10/07/2011)	2011	19.33	21.40	11,493.65
	2012	21.40	23.63	0.00
Western Asset Management Government Income Investment Division (Class B) (formerly Fidelity Institutional Asset Management® Government Income Portfolio (Class B)) (4/30/2012)	2012	10.71	10.83	0.00
	2013	10.83	10.14	0.00
	2014	10.14	10.70	0.00
	2015	10.70	10.54	0.00
	2016	10.54	10.47	0.00
	2017	10.47	10.54	0.00
	2018	10.54	10.33	0.00
	2019	10.33	10.88	0.00
Western Asset Management Strategic Bond Opportunities Investment Division (Class B)	2016	26.64	27.53	213.82
	2017	27.53	29.14	224.97
	2018	29.14	27.43	0.00
	2019	27.43	30.73	0.00
Western Asset Management Strategic Bond Opportunities Investment Division (Class B) (formerly Lord Abbett Bond Debenture Investment Division (Class B)) (10/7/2011)	2011	20.73	21.92	8,553.00
	2012	21.92	24.27	8,070.23
	2013	24.27	25.71	234.72
	2014	25.71	26.43	227.86
	2015	26.43	25.35	229.80
	2016	25.35	26.08	0.00
Western Asset Management Strategic Bond Opportunities Investment Division (Class E)	2016	27.18	28.12	277.69
	2017	28.12	29.78	288.15
	2018	29.78	28.06	0.00
	2019	28.06	31.45	0.00
Western Asset Management Strategic Bond Opportunities Investment Division (Class E) (formerly Pioneer Strategic Income Investment Division (Class E)) (10/7/2011)	2011	22.61	23.14	309.04
	2012	23.14	25.29	294.77
	2013	25.29	25.16	322.62
	2014	25.16	25.77	314.47
	2015	25.77	24.90	317.59
	2016	24.90	25.47	0.00
131

1.95 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
Western Asset Management U.S. Government Investment Division (Class B) (10/7/2011)	2011	16.33	16.41	3,893.84
	2012	16.41	16.58	1,273.90
	2013	16.58	16.11	508.88
	2014	16.11	16.20	373.00
	2015	16.20	15.94	375.69
	2016	15.94	15.79	368.89
	2017	15.79	15.75	415.38
	2018	15.75	15.55	0.00
	2019	15.55	16.13	0.00

	At 2.20 Separate Account Charge:
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
American Funds Global Small Capitalization Investment Division (Class 2) (10/7/2011)	2011	21.58	22.22	9,663.04
	2012	22.22	25.68	8,149.50
	2013	25.68	32.23	2,099.55
	2014	32.23	32.20	507.66
	2015	32.20	31.58	74.37
	2016	31.58	31.54	76.50
	2017	31.54	38.85	72.69
	2018	38.85	33.99	0.00
	2019	33.99	43.73	0.00
American Funds Growth-Income Investment Division (Class 2) (10/7/2011)	2011	75.81	81.00	3,550.46
	2012	81.00	93.08	2,340.53
	2013	93.08	121.56	336.48
	2014	121.56	131.56	0.00
	2015	131.56	130.57	0.00
	2016	130.57	142.45	0.00
	2017	142.45	170.55	0.00
	2018	170.55	163.84	0.00
	2019	163.84	202.17	0.00

2.00 Separate Account Charge
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
AB Global Dynamic Allocation Investment Division (Class B) (10/7/2011)	2011	9.40	9.69	121,169.18
	2012	9.69	10.46	389,745.02
	2013	10.46	11.39	495,711.72
	2014	11.39	11.99	494,635.79
	2015	11.99	11.82	500,513.60
	2016	11.82	12.00	481,320.12
	2017	12.00	13.37	415,197.45
	2018	13.37	12.19	358,932.29
	2019	12.19	14.11	307,200.65
American Funds® Balanced Allocation Investment Division (Class C) (10/7/2011)	2011	8.96	9.33	326,943.51
	2012	9.33	10.38	404,437.61
	2013	10.38	12.07	384,437.61
	2014	12.07	12.54	350,749.65
	2015	12.54	12.21	338,226.19
	2016	12.21	12.90	326,184.91
	2017	12.90	14.78	217,761.91
	2018	14.78	13.86	107,446.10
	2019	13.86	16.24	56,212.37
American Funds® Growth Allocation Investment Division (Class C) (10/7/2011)	2011	8.21	8.64	11,066.56
	2012	8.64	9.84	11,776.29
	2013	9.84	12.06	7,954.08
	2014	12.06	12.58	7,343.63
	2015	12.58	12.24	417.82
	2016	12.24	13.07	2,089.77
	2017	13.07	15.55	1,697.44
	2018	15.55	14.36	1,630.93
132

2.00 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2019	14.36	17.40	1,565.05
American Funds® Growth Investment Division (Class C) (10/7/2011)	2011	7.99	8.46	153,709.12
	2012	8.46	9.74	172,185.71
	2013	9.74	12.39	151,664.13
	2014	12.39	13.14	147,316.50
	2015	13.14	13.72	132,968.39
	2016	13.72	14.67	132,314.70
	2017	14.67	18.40	109,789.52
	2018	18.40	17.94	79,896.73
	2019	17.94	22.92	39,934.02
American Funds® Moderate Allocation Investment Division (Class C) (10/7/2011)	2011	9.46	9.79	544,723.97
	2012	9.79	10.64	530,918.68
	2013	10.64	11.83	495,761.72
	2014	11.83	12.31	480,793.09
	2015	12.31	11.98	455,571.63
	2016	11.98	12.56	466,029.10
	2017	12.56	13.91	423,786.38
	2018	13.91	13.17	267,390.02
	2019	13.17	14.99	50,507.46
AQR Global Risk Balanced Investment Division (Class B) (10/7/2011)	2011	10.17	10.56	118,460.62
	2012	10.56	11.44	411,249.44
	2013	11.44	10.83	523,749.14
	2014	10.83	11.04	438,651.90
	2015	11.04	9.79	425,511.08
	2016	9.79	10.45	389,915.92
	2017	10.45	11.25	352,292.28
	2018	11.25	10.33	293,826.27
	2019	10.33	12.14	263,371.42
Baillie Gifford International Stock Investment Division (Class B) (10/7/2011)	2011	9.42	9.43	3,909.51
	2012	9.43	11.03	8,901.42
	2013	11.03	12.45	10,429.09
	2014	12.45	11.80	2,852.07
	2015	11.80	11.31	2,850.79
	2016	11.31	11.65	2,847.86
	2017	11.65	15.40	2,835.06
	2018	15.40	12.50	2,671.33
	2019	12.50	16.23	1,969.55
BlackRock Bond Income Investment Division (Class B) (10/7/2011)	2011	46.06	46.75	7,833.19
	2012	46.75	49.16	14,534.00
	2013	49.16	47.70	9,729.03
	2014	47.70	49.94	14,266.43
	2015	49.94	49.11	20,791.47
	2016	49.11	49.52	20,631.08
	2017	49.52	50.41	21,836.84
	2018	50.41	49.10	16,989.68
	2019	49.10	52.73	11,840.06
BlackRock Capital Appreciation Investment Division (Class B) (10/7/2011)	2011	24.65	25.60	12,003.14
	2012	25.60	28.62	12,745.28
	2013	28.62	37.57	12,878.74
	2014	37.57	40.01	12,066.97
	2015	40.01	41.57	13,641.08
	2016	41.57	40.69	13,622.11
	2017	40.69	53.28	12,761.63
	2018	53.28	53.35	9,274.80
	2019	53.35	69.30	5,964.81
BlackRock Global Tactical Strategies Investment Division (Class B) (10/7/2011)	2011	9.24	9.52	189,221.64
	2012	9.52	10.19	445,113.13
	2013	10.19	11.02	491,138.05
	2014	11.02	11.44	485,110.42
	2015	11.44	11.20	477,003.56
	2016	11.20	11.46	454,953.72
	2017	11.46	12.73	416,984.03
	2018	12.73	11.58	362,202.15
	2019	11.58	13.70	322,177.90
BlackRock Ultra-Short Term Bond Investment Division (Class B) (10/7/2011)	2011	19.45	19.36	20,543.08
	2012	19.36	18.98	17,843.39
	2013	18.98	18.60	14,469.83
	2014	18.60	18.23	3,800.74
	2015	18.23	17.87	3,555.43
	2016	17.87	17.54	3,232.29
	2017	17.54	17.30	3,232.12
	2018	17.30	17.22	1,620.32
	2019	17.22	17.20	1,356.04
133

2.00 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
Brighthouse Asset Allocation 100 Investment Division (Class B) (10/7/2011)	2011	9.44	10.00	13,058.13
	2012	10.00	11.44	13,656.32
	2013	11.44	14.53	65,495.39
	2014	14.53	14.97	60,350.49
	2015	14.97	14.37	22,741.39
	2016	14.37	15.35	35,471.02
	2017	15.35	18.50	34,763.96
	2018	18.50	16.31	30,110.92
	2019	16.31	20.38	19,351.98
Brighthouse Asset Allocation 20 Investment Division (Class B) (10/7/2011)	2011	11.75	12.03	81,614.85
	2012	12.03	12.88	119,014.96
	2013	12.88	13.16	170,871.35
	2014	13.16	13.48	171,777.38
	2015	13.48	13.13	166,829.51
	2016	13.13	13.46	158,077.53
	2017	13.46	14.11	153,052.25
	2018	14.11	13.46	86,625.56
	2019	13.46	14.75	50,441.42
Brighthouse Asset Allocation 40 Investment Division (Class B) (10/7/2011)	2011	11.26	11.64	246,781.03
	2012	11.64	12.71	247,821.26
	2013	12.71	13.82	240,199.29
	2014	13.82	14.22	207,490.15
	2015	14.22	13.79	151,856.84
	2016	13.79	14.34	128,285.56
	2017	14.34	15.55	77,587.50
	2018	15.55	14.57	66,395.86
	2019	14.57	16.51	39,355.07
Brighthouse Asset Allocation 60 Investment Division (Class B) (10/7/2011)	2011	10.72	11.16	744,956.34
	2012	11.16	12.39	802,464.46
	2013	12.39	14.33	828,435.25
	2014	14.33	14.76	759,130.33
	2015	14.76	14.28	719,961.09
	2016	14.28	14.99	634,231.54
	2017	14.99	16.86	584,485.14
	2018	16.86	15.51	456,044.36
	2019	15.51	18.16	122,191.24
Brighthouse Asset Allocation 80 Investment Division (Class A) (formerly MetLife Growth Strategy Investment Division (Class B)) (4/29/2013)	2013	11.28	12.81	29,093.77
	2014	12.81	12.73	0.00
Brighthouse Asset Allocation 80 Investment Division (Class B) (10/7/2011)	2011	10.10	10.62	49,028.51
	2012	10.62	12.02	49,724.04
	2013	12.02	14.64	58,939.90
	2014	14.64	15.10	83,031.34
	2015	15.10	14.55	60,147.50
	2016	14.55	15.43	50,522.15
	2017	15.43	18.02	46,805.07
	2018	18.02	16.23	42,025.16
	2019	16.23	19.68	18,049.94
Brighthouse Asset Allocation 80 Investment Division (formerly Met/Franklin Templeton Founding Strategy Investment Division (Class B)) (4/28/2008)	2011	8.60	9.16	18,787.98
	2012	9.16	10.43	18,048.29
	2013	10.43	11.21	0.00
Brighthouse Balanced Plus Investment Division (Class B) (10/7/2011)	2011	9.16	9.34	132,446.18
	2012	9.34	10.36	451,186.98
	2013	10.36	11.61	708,335.09
	2014	11.61	12.48	719,682.02
	2015	12.48	11.73	643,359.81
	2016	11.73	12.46	590,460.73
	2017	12.46	14.45	554,832.06
	2018	14.45	13.12	572,637.01
	2019	13.12	15.89	445,722.87
Brighthouse/Aberdeen Emerging Markets Equity Investment Division (Class B) (10/7/2011)	2011	9.47	9.74	18,168.57
	2012	9.74	11.35	26,870.69
	2013	11.35	10.57	16,136.70
	2014	10.57	9.68	16,256.36
	2015	9.68	8.18	20,771.58
	2016	8.18	8.94	24,311.37
	2017	8.94	11.25	17,065.70
	2018	11.25	9.46	18,535.28
	2019	9.46	11.20	13,421.12
Brighthouse/Artisan Mid Cap Value Investment Division (Class B) (10/7/2011)	2011	25.62	28.16	5,414.85
	2012	28.16	30.79	6,183.77
	2013	30.79	41.20	5,407.06
134

2.00 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2014	41.20	41.06	4,764.47
	2015	41.06	36.36	9,593.51
	2016	36.36	43.71	8,638.04
	2017	43.71	48.22	8,057.78
	2018	48.22	40.92	6,969.29
	2019	40.92	49.51	5,064.11
Brighthouse/Dimensional International Small Company Investment Division (Class B) (10/7/2011)	2011	13.97	13.97	1,427.38
	2012	13.97	16.14	1,332.53
	2013	16.14	20.19	1,231.82
	2014	20.19	18.47	4,896.27
	2015	18.47	19.14	4,370.39
	2016	19.14	19.86	4,946.44
	2017	19.86	25.39	3,430.75
	2018	25.39	19.77	3,186.69
	2019	19.77	23.84	2,830.59
Brighthouse/Eaton Vance Floating Rate Investment Division (Class B) (10/7/2011)	2011	9.91	10.18	103.37
	2012	10.18	10.70	176.96
	2013	10.70	10.90	19,848.10
	2014	10.90	10.76	21,330.07
	2015	10.76	10.46	23,239.12
	2016	10.46	11.20	38,534.15
	2017	11.20	11.38	38,530.19
	2018	11.38	11.19	33,405.02
	2019	11.19	11.74	21,294.88
Brighthouse/Franklin Low Duration Total Return Investment Division (Class B) (10/7/2011)	2011	9.69	9.72	0.00
	2012	9.72	9.95	0.00
	2013	9.95	9.86	12,418.60
	2014	9.86	9.77	23,053.66
	2015	9.77	9.52	19,651.35
	2016	9.52	9.62	36,510.12
	2017	9.62	9.56	35,570.08
	2018	9.56	9.41	32,121.12
	2019	9.41	9.65	25,565.28
Brighthouse/Templeton International Bond Investment Division (Class B) (10/7/2011)	2011	11.77	11.80	3,551.12
	2012	11.80	13.21	3,505.98
	2013	13.21	13.09	3,452.35
	2014	13.09	12.97	3,441.45
	2015	12.97	12.19	1,203.32
	2016	12.19	12.05	1,286.75
	2017	12.05	11.83	1,368.60
	2018	11.83	11.71	1,410.44
	2019	11.71	11.61	698.77
Brighthouse/Wellington Core Equity Opportunities Investment Division (Class B) (10/7/2011)	2011	25.71	28.09	7,041.54
	2012	28.09	31.01	10,389.07
	2013	31.01	40.54	9,592.25
	2014	40.54	43.85	6,767.12
	2015	43.85	43.90	7,138.98
	2016	43.90	46.07	8,728.45
	2017	46.07	53.65	6,780.64
	2018	53.65	52.40	5,000.57
	2019	52.40	67.10	2,885.56
Brighthouse/Wellington Large Cap Research Investment Division (Class B) (10/7/2011)	2011	48.99	52.87	204.49
	2012	52.87	58.77	203.20
	2013	58.77	77.36	202.07
	2014	77.36	86.06	201.02
	2015	86.06	88.15	199.97
	2016	88.15	93.56	198.89
	2017	93.56	111.83	187.53
	2018	111.83	102.68	186.60
	2019	102.68	132.66	185.64
Clarion Global Real Estate Investment Division (Class B) (10/7/2011)	2011	11.90	12.68	15,008.90
	2012	12.68	15.65	22,495.95
	2013	15.65	15.89	26,559.44
	2014	15.89	17.64	18,904.98
	2015	17.64	17.05	24,372.00
	2016	17.05	16.86	23,610.52
	2017	16.86	18.30	21,160.18
	2018	18.30	16.38	16,292.93
	2019	16.38	20.05	11,298.55
135

2.00 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
Frontier Mid Cap Growth Investment Division (Class B) (10/7/2011)	2011	34.66	37.16	8,392.66
	2012	37.16	40.32	9,687.96
	2013	40.32	52.34	6,802.41
	2014	52.34	56.88	6,507.33
	2015	56.88	57.21	6,761.73
	2016	57.21	58.97	6,029.23
	2017	58.97	72.22	4,776.49
	2018	72.22	66.60	3,896.16
	2019	66.60	86.73	1,695.42
Harris Oakmark International Investment Division (Class B) (10/7/2011)	2011	15.85	15.86	20,465.85
	2012	15.86	20.09	26,615.04
	2013	20.09	25.70	19,131.35
	2014	25.70	23.73	21,679.07
	2015	23.73	22.21	22,976.41
	2016	22.21	23.55	25,153.36
	2017	23.55	30.11	23,374.26
	2018	30.11	22.43	19,685.93
	2019	22.43	27.38	13,684.17
Invesco Balanced-Risk Allocation Investment Division (Class B) (4/30/2012)	2012	1.01	1.04	1,136,194.79
	2013	1.04	1.04	1,963,610.17
	2014	1.04	1.07	2,005,334.63
	2015	1.07	1.01	1,905,980.16
	2016	1.01	1.10	1,779,970.95
	2017	1.10	1.19	1,697,306.54
	2018	1.19	1.09	1,473,805.79
	2019	1.09	1.23	1,387,989.26
Invesco Global Equity Investment Division (Class B) (formerly Oppenheimer Global Equity Investment Division (Class B) (10/7/2011))	2011	14.98	15.43	5,402.49
	2012	15.43	18.33	5,920.40
	2013	18.33	22.84	24,027.45
	2014	22.84	22.87	23,278.37
	2015	22.87	23.30	26,377.63
	2016	23.30	22.89	22,797.14
	2017	22.89	30.68	17,167.89
	2018	30.68	26.12	14,230.41
	2019	26.12	33.68	6,151.42
Invesco Global Equity Investment Division (Class B) (formerly Oppenheimer Global Equity Investment Division (Class B) and before that Met/Templeton Growth Investment Division (Class B)) (10/7/2011)	2011	7.84	8.19	35,481.54
	2012	8.19	9.81	35,223.85
	2013	9.81	10.40	0.00
Invesco Small Cap Growth Investment Division (Class B) (10/7/2011)	2011	13.42	14.58	2,474.75
	2012	14.58	16.90	1,598.44
	2013	16.90	23.22	1,779.02
	2014	23.22	24.57	2,309.14
	2015	24.57	23.67	2,106.38
	2016	23.67	25.85	2,494.30
	2017	25.85	31.76	2,624.43
	2018	31.76	28.31	2,046.44
	2019	28.31	34.53	1,539.07
Jennison Growth Investment Division (Class B) (10/7/2011)	2011	4.54	4.72	5,947.73
	2012	4.72	5.35	47,533.84
	2013	5.35	7.17	12,117.66
	2014	7.17	7.64	25,760.18
	2015	7.64	8.28	32,395.29
	2016	8.28	8.11	27,129.09
	2017	8.11	10.89	19,950.38
	2018	10.89	10.68	18,996.72
	2019	10.68	13.88	11,605.45
Jennison Growth Investment Division (Class B) (formerly Oppenheimer Capital Appreciation Investment Division (Class B)) (10/7/2011)	2011	7.19	7.66	5,906.39
	2012	7.66	8.60	0.00
JPMorgan Core Bond Investment Division (Class B) (4/29/2013)	2013	10.90	10.32	74,835.04
	2014	10.32	10.63	70,351.75
	2015	10.63	10.47	80,079.95
	2016	10.47	10.49	73,427.48
	2017	10.49	10.63	69,144.24
	2018	10.63	10.42	54,662.01
	2019	10.42	11.05	25,128.77
JPMorgan Core Bond Investment Division (Class B) (formerly American Funds® Bond Investment Division (Class C)) (10/7/2011)	2011	10.44	10.56	50,781.89
	2012	10.56	10.86	64,281.18
	2013	10.86	10.83	0.00
JPMorgan Global Active Allocation Investment Division (Class B) (4/30/2012)	2012	1.01	1.04	502,029.14
136

2.00 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2013	1.04	1.13	1,415,404.61
	2014	1.13	1.19	1,706,131.44
	2015	1.19	1.17	1,893,785.28
	2016	1.17	1.18	1,719,343.76
	2017	1.18	1.36	1,761,563.51
	2018	1.36	1.23	1,733,287.95
	2019	1.23	1.41	1,399,470.74
JPMorgan Global Active Allocation Investment Division (Class B) (formerly Allianz Global Investors Dynamic Multi-Asset Plus investment Division (Class B)) (4/28/2014)	2014	0.99	1.03	150,607.06
	2015	1.03	1.00	134,673.05
	2016	1.00	1.00	83,842.46
	2017	1.00	1.13	80,234.48
	2018	1.13	1.10	0.00
JPMorgan Small Cap Value Investment Division (Class B) (10/7/2011)	2011	11.26	12.48	5,356.86
	2012	12.48	14.11	5,149.91
	2013	14.11	18.38	4,684.47
	2014	18.38	18.81	4,672.68
	2015	18.81	17.06	6,334.14
	2016	17.06	21.83	5,448.28
	2017	21.83	22.11	4,340.37
	2018	22.11	18.65	1,783.92
	2019	18.65	21.78	1,209.20
Loomis Sayles Global Allocation Investment Division (Class B) (formerly Loomis Sayles Global Markets Investment Division (Class B)) (4/29/2019)	2011	11.61	12.24	6,425.11
	2012	12.24	14.03	8,838.58
	2013	14.03	16.11	13,535.25
	2014	16.11	16.34	13,258.97
	2015	16.34	16.21	13,899.28
	2016	16.21	16.65	17,651.81
	2017	16.65	20.07	14,118.52
	2018	20.07	18.61	8,127.77
	2019	18.61	23.26	6,471.15
Loomis Sayles Global Allocation Investment Division (Class B) (formerly Loomis Sayles Global Markets Investment Division (Class B) (formerly Met/Franklin Income Investment Division (Class B))) (4/28/2008)	2010	10.22	10.92	4,711.25
	2011	10.92	10.93	5,375.82
	2012	10.93	12.05	4,656.19
	2013	12.05	12.56	0.00
Loomis Sayles Growth Investment Division (Class B) (formerly ClearBridge Aggressive Growth Investment Division (Class B)) (10/7/2011)	2011	6.65	7.20	5,679.72
	2012	7.20	8.37	13,661.01
	2013	8.37	11.94	17,930.99
	2014	11.94	13.92	78,024.57
	2015	13.92	13.09	85,642.08
	2016	13.09	13.18	79,832.53
	2017	13.18	15.29	73,669.66
	2018	15.29	13.93	54,194.58
	2019	13.93	16.88	44,718.27
Loomis Sayles Growth Investment Division (Class B) (formerly ClearBridge Aggressive Growth II Investment Division (Class B)) (10/7/2011)	2011	114.50	118.55	4,758.50
	2012	118.55	142.35	5,623.83
	2013	142.35	179.70	4,313.77
	2014	179.70	186.77	0.00
Loomis Sayles Small Cap Core Investment Division (Class B) (10/7/2011)	2011	28.30	31.80	814.48
	2012	31.80	35.61	401.56
	2013	35.61	49.11	140.26
	2014	49.11	49.82	343.29
	2015	49.82	47.99	433.27
	2016	47.99	55.96	661.06
	2017	55.96	63.06	582.57
	2018	63.06	54.82	441.61
	2019	54.82	67.30	395.23
MetLife Aggregate Bond Index Investment Division (Class B) (10/7/2011)	2011	15.02	15.17	163,276.23
	2012	15.17	15.41	188,468.98
	2013	15.41	14.72	213,602.76
	2014	14.72	15.22	240,748.69
	2015	15.22	14.94	233,181.01
	2016	14.94	14.95	238,274.98
	2017	14.95	15.09	254,948.74
	2018	15.09	14.72	119,579.08
	2019	14.72	15.64	58,232.73
MetLife Mid Cap Stock Index Investment Division (Class B) (10/7/2011)	2011	14.26	15.66	37,367.51
	2012	15.66	18.01	39,275.51
	2013	18.01	23.45	43,416.79
137

2.00 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2014	23.45	25.11	46,545.40
	2015	25.11	23.97	48,501.66
	2016	23.97	28.22	45,865.14
	2017	28.22	31.99	42,908.14
	2018	31.99	27.74	33,901.37
	2019	27.74	34.15	20,871.69
MetLife MSCI EAFE® Index Investment Division (Class B) (10/7/2011)	2011	10.10	10.19	78,802.45
	2012	10.19	11.79	86,918.88
	2013	11.79	14.05	92,866.43
	2014	14.05	12.91	100,645.53
	2015	12.91	12.49	99,715.87
	2016	12.49	12.36	108,085.07
	2017	12.36	15.10	92,909.55
	2018	15.10	12.72	54,345.63
	2019	12.72	15.15	28,949.61
MetLife Multi-Index Targeted Risk Investment Division (Class B) (11/12/2012)	2012	0.98	1.01	0.00
	2013	1.01	1.12	1,134,924.09
	2014	1.12	1.20	1,874,008.31
	2015	1.20	1.16	1,688,062.76
	2016	1.16	1.18	1,700,311.17
	2017	1.18	1.34	1,679,164.65
	2018	1.34	1.22	1,539,139.10
	2019	1.22	1.46	1,105,448.50
MetLife Russell 2000® Index Investment Division (Class B) (10/7/2011)	2011	13.95	15.72	22,062.84
	2012	15.72	17.89	24,341.93
	2013	17.89	24.23	27,338.98
	2014	24.23	24.88	28,355.23
	2015	24.88	23.30	29,849.92
	2016	23.30	27.62	30,731.74
	2017	27.62	30.97	26,540.15
	2018	30.97	26.96	21,334.68
	2019	26.96	33.12	13,853.56
MetLife Stock Index Investment Division (Class B) (10/7/2011)	2011	31.20	33.94	89,053.88
	2012	33.94	38.39	89,252.21
	2013	38.39	49.56	88,088.64
	2014	49.56	54.95	86,571.53
	2015	54.95	54.35	83,798.87
	2016	54.35	59.34	82,769.87
	2017	59.34	70.52	75,721.70
	2018	70.52	65.77	42,987.89
	2019	65.77	84.33	20,483.15
MFS® Research International Investment Division (Class B) (10/7/2011)	2011	11.80	11.96	2,050.25
	2012	11.96	13.68	1,826.68
	2013	13.68	16.00	3,681.76
	2014	16.00	14.59	3,810.49
	2015	14.59	14.05	6,018.31
	2016	14.05	13.65	5,985.63
	2017	13.65	17.15	5,631.22
	2018	17.15	14.45	3,444.74
	2019	14.45	18.18	3,246.15
MFS® Total Return Investment Division (Class B) (10/7/2011)	2011	36.53	38.60	2,201.40
	2012	38.60	42.11	2,148.45
	2013	42.11	49.00	1,870.90
	2014	49.00	52.04	1,804.30
	2015	52.04	50.81	1,292.28
	2016	50.81	54.25	1,194.39
	2017	54.25	59.65	5,414.41
	2018	59.65	55.06	850.09
	2019	55.06	64.80	219.87
MFS® Value Investment Division (Class B) (10/7/2011)	2011	10.01	10.91	19,147.06
	2012	10.91	12.44	17,820.26
	2013	12.44	16.51	20,446.47
	2014	16.51	17.89	20,876.37
	2015	17.89	17.47	28,785.44
	2016	17.47	19.54	31,964.19
	2017	19.54	22.53	23,816.69
	2018	22.53	19.82	54,054.96
	2019	19.82	25.22	23,578.46
MFS® Value Investment Division (Class B) (formerly BlackRock Large Cap Value Investment Division (Class B)) (10/7/2011)	2011	9.51	10.48	84,733.72
	2012	10.48	11.70	91,260.55
	2013	11.70	15.12	89,110.19
	2014	15.12	16.25	88,073.28
	2015	16.25	14.95	101,443.69
138

2.00 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2016	14.95	17.30	87,465.56
	2017	17.30	18.21	74,484.93
	2018	18.21	17.53	0.00
Morgan Stanley Discovery Investment Division (Class B) (formerly Morgan Stanley Mid Cap Growth Investment Division (Class B)) (4/29/2019)	2011	12.38	12.55	6,725.96
	2012	12.55	13.44	17,533.82
	2013	13.44	18.32	8,787.56
	2014	18.32	18.14	4,178.01
	2015	18.14	16.89	4,903.05
	2016	16.89	15.15	6,346.12
	2017	15.15	20.78	6,042.07
	2018	20.78	22.44	6,380.14
	2019	22.44	30.82	5,776.56
Neuberger Berman Genesis Investment Division (Class B) (10/7/2011)	2011	14.40	15.86	0.00
	2012	15.86	17.06	42.73
	2013	17.06	23.11	1,998.10
	2014	23.11	22.58	1,674.42
	2015	22.58	22.22	1,743.82
	2016	22.22	25.79	3,208.74
	2017	25.79	29.20	1,910.85
	2018	29.20	26.61	1,524.84
	2019	26.61	33.76	1,455.37
Neuberger Berman Genesis Investment Division (Class B) (formerly MLA Mid Cap Investment Division (Class B)) (10/7/2011)	2011	12.55	13.69	2,526.00
	2012	13.69	14.13	2,742.30
	2013	14.13	15.29	0.00
PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014)	2014	0.99	1.03	42,710.22
	2015	1.03	0.95	264,665.31
	2016	0.95	1.04	108,205.29
	2017	1.04	1.14	108,185.08
	2018	1.14	1.04	131,298.47
	2019	1.04	1.24	60,407.74
PIMCO Inflation Protected Bond Investment Division (Class B) (10/7/2011)	2011	14.08	14.33	67,883.43
	2012	14.33	15.33	74,662.29
	2013	15.33	13.63	66,592.62
	2014	13.63	13.75	58,579.15
	2015	13.75	13.05	61,363.36
	2016	13.05	13.43	62,140.12
	2017	13.43	13.62	64,094.30
	2018	13.62	13.03	46,349.81
	2019	13.03	13.83	37,608.39
PIMCO Total Return Investment Division (Class B) (10/7/2011)	2011	15.29	15.61	83,164.88
	2012	15.61	16.72	116,288.90
	2013	16.72	16.07	102,304.96
	2014	16.07	16.41	94,431.18
	2015	16.41	16.09	79,605.34
	2016	16.09	16.18	75,992.27
	2017	16.18	16.58	90,464.02
	2018	16.58	16.21	64,389.56
	2019	16.21	17.23	47,193.19
Schroders Global Multi-Asset Investment Division (Class B) (4/30/2012)	2012	1.01	1.06	535,553.65
	2013	1.06	1.14	1,184,569.04
	2014	1.14	1.21	1,244,394.86
	2015	1.21	1.17	1,197,927.75
	2016	1.17	1.21	1,009,712.38
	2017	1.21	1.36	926,226.44
	2018	1.36	1.21	1,111,229.42
	2019	1.21	1.44	907,013.91
Schroders Global Multi-Asset Investment Division (Class B) (formerly Pyramis® Managed Risk Investment Division (Class B)) (4/29/2013)	2013	10.21	10.70	10,802.22
	2014	10.70	11.40	20,156.94
	2015	11.40	11.03	34,302.57
	2016	11.03	11.31	36,184.37
	2017	11.31	12.91	36,110.11
	2018	12.91	12.32	0.00
SSGA Growth and Income ETF Investment Division (Class B) (10/7/2011)	2011	10.61	11.21	92,818.79
	2012	11.21	12.40	88,982.96
	2013	12.40	13.72	88,363.13
	2014	13.72	14.23	86,911.99
	2015	14.23	13.68	85,654.28
	2016	13.68	14.18	76,317.29
	2017	14.18	16.11	73,034.50
	2018	16.11	14.76	66,420.38
	2019	14.76	17.30	36,703.44
SSGA Growth ETF Investment Division (Class B) (10/7/2011))	2011	9.86	10.46	0.00
139

2.00 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2012	10.46	11.80	0.00
	2013	11.80	13.65	608.38
	2014	13.65	14.10	608.38
	2015	14.10	13.50	608.38
	2016	13.50	14.15	608.38
	2017	14.15	16.59	608.38
	2018	16.59	14.84	608.38
	2019	14.84	17.81	957.14
T. Rowe Price Large Cap Growth Investment Division (Class B)	2013	15.96	20.08	11,307.31
	2014	20.08	21.41	11,805.72
	2015	21.41	23.20	19,145.07
	2016	23.20	23.09	23,811.54
	2017	23.09	30.21	19,691.32
	2018	30.21	29.27	16,268.79
	2019	29.27	37.46	14,339.64
T. Rowe Price Large Cap Growth Investment Division (Class B) (formerly RCM Technology Investment Division (Class B)) (10/7/2011)	2011	5.73	5.76	40,957.47
	2012	5.76	6.33	42,253.02
	2013	6.33	6.60	0.00
T. Rowe Price Mid Cap Growth Investment Division (Class B) (10/7/2011)	2011	8.88	9.52	20,934.05
	2012	9.52	10.61	27,944.03
	2013	10.61	14.20	23,912.72
	2014	14.20	15.70	30,895.51
	2015	15.70	16.41	44,795.36
	2016	16.41	17.09	46,235.71
	2017	17.09	20.90	34,497.33
	2018	20.90	20.03	29,998.96
	2019	20.03	25.74	25,243.30
T. Rowe Price Small Cap Growth Investment Division (Class B) (10/7/2011)	2011	14.89	16.59	2,713.53
	2012	16.59	18.85	4,457.17
	2013	18.85	26.64	5,851.42
	2014	26.64	27.84	8,674.11
	2015	27.84	27.96	10,736.80
	2016	27.96	30.56	11,327.15
	2017	30.56	36.71	9,575.48
	2018	36.71	33.54	8,890.32
	2019	33.54	43.67	7,905.71
VanEck Global Natural Resources Investment Division (Class B) (10/7/2011)	2011	14.54	15.16	2,308.38
	2012	15.16	15.24	8,297.83
	2013	15.24	16.55	2,485.48
	2014	16.55	13.17	3,000.33
	2015	13.17	8.68	3,951.48
	2016	8.68	12.23	3,271.41
	2017	12.23	11.90	3,780.29
	2018	11.90	8.29	2,266.55
	2019	8.29	9.13	325.02
Victory Sycamore Mid Cap Value Investment Division (Class B)	2012	23.35	23.91	7,157.33
	2013	23.91	30.54	6,279.81
	2014	30.54	32.82	6,510.92
	2015	32.82	29.28	8,916.47
	2016	29.28	33.15	9,324.68
	2017	33.15	35.58	8,933.28
	2018	35.58	31.33	6,377.63
	2019	31.33	39.61	4,360.21
Victory Sycamore Mid Cap Value Investment Division (Class B) (formerly Neuberger Berman Mid Cap Value Investment Division (Class B)) (10/07/2011)	2011	19.20	21.26	8,115.78
	2012	21.26	23.47	0.00
Western Asset Management Government Income Investment Division (Class B) (formerly Fidelity Institutional Asset Management® Government Income Portfolio (Class B)) (4/30/2012)	2012	10.70	10.82	189,666.22
	2013	10.82	10.13	226,525.89
	2014	10.13	10.68	208,761.19
	2015	10.68	10.51	208,707.46
	2016	10.51	10.44	213,893.47
	2017	10.44	10.50	169,547.50
	2018	10.50	10.29	147,902.21
	2019	10.29	10.84	120,558.14
Western Asset Management Strategic Bond Opportunities Investment Division (Class B)	2016	26.35	27.23	21,216.89
	2017	27.23	28.81	21,317.43
	2018	28.81	27.10	17,726.20
	2019	27.10	30.34	14,467.28
140

2.00 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
Western Asset Management Strategic Bond Opportunities Investment Division (Class B) (formerly Lord Abbett Bond Debenture Investment Division (Class B)) (10/7/2011)	2011	20.57	21.75	11,851.59
	2012	21.75	24.07	11,879.54
	2013	24.07	25.48	10,797.26
	2014	25.48	26.18	15,904.62
	2015	26.18	25.10	20,378.56
	2016	25.10	25.82	0.00
Western Asset Management Strategic Bond Opportunities Investment Division (Class E)	2016	26.89	27.81	13,365.90
	2017	27.81	29.44	12,771.61
	2018	29.44	27.72	10,773.26
	2019	27.72	31.06	9,619.08
Western Asset Management Strategic Bond Opportunities Investment Division (Class E) (formerly Pioneer Strategic Income Investment Division (Class E)) (10/7/2011)	2011	22.41	22.94	5,982.14
	2012	22.94	25.06	5,744.61
	2013	25.06	24.91	7,883.53
	2014	24.91	25.50	15,398.80
	2015	25.50	24.63	13,652.88
	2016	24.63	25.19	0.00
Western Asset Management U.S. Government Investment Division (Class B) (10/7/2011)	2011	16.19	16.27	11,190.07
	2012	16.27	16.43	11,912.43
	2013	16.43	15.96	12,417.10
	2014	15.96	16.04	11,953.63
	2015	16.04	15.77	7,773.98
	2016	15.77	15.62	7,874.83
	2017	15.62	15.57	7,820.53
	2018	15.57	15.36	5,227.79
	2019	15.36	15.93	3,513.82

	At 2.25 Separate Account Charge:
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
American Funds Global Small Capitalization Investment Division (Class 2) (10/7/2011)	2011	21.43	22.07	26,995.71
	2012	22.07	25.50	30,240.57
	2013	25.50	31.98	21,508.26
	2014	31.98	31.93	22,326.76
	2015	31.93	31.30	26,181.32
	2016	31.30	31.25	24,457.53
	2017	31.25	38.47	21,340.74
	2018	38.47	33.64	16,436.67
	2019	33.64	43.26	8,788.84
American Funds Growth-Income Investment Division (Class 2) (10/7/2011)	2011	74.77	79.88	10,785.27
	2012	79.88	91.74	10,548.30
	2013	91.74	119.76	10,978.64
	2014	119.76	129.55	11,079.01
	2015	129.55	128.51	11,347.45
	2016	128.51	140.12	11,660.06
	2017	140.12	167.68	10,755.90
	2018	167.68	161.00	8,399.48
	2019	161.00	198.57	5,187.73

2.05 Separate Account Charge
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
AB Global Dynamic Allocation Investment Division (Class B) (10/7/2011)	2011	9.40	9.69	0.00
	2012	9.69	10.45	0.00
	2013	10.45	11.38	3,396.26
	2014	11.38	11.97	1,022.50
	2015	11.97	11.79	976.82
	2016	11.79	11.97	978.09
	2017	11.97	13.32	1,049.85
141

2.05 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2018	13.32	12.14	1,040.10
	2019	12.14	14.05	1,041.34
American Funds® Balanced Allocation Investment Division (Class C) (10/7/2011)	2011	8.94	9.31	56,539.18
	2012	9.31	10.36	45,063.35
	2013	10.36	12.03	37,211.38
	2014	12.03	12.50	8,179.15
	2015	12.50	12.16	15,084.02
	2016	12.16	12.84	19,415.17
	2017	12.84	14.71	19,004.76
	2018	14.71	13.78	12,596.87
	2019	13.78	16.14	0.00
American Funds® Growth Allocation Investment Division (Class C) (10/7/2011)	2011	8.20	8.62	60,887.71
	2012	8.62	9.81	37,687.89
	2013	9.81	12.03	36,539.53
	2014	12.03	12.54	2,175.90
	2015	12.54	12.19	0.00
	2016	12.19	13.01	0.00
	2017	13.01	15.47	0.00
	2018	15.47	14.28	0.00
	2019	14.28	17.30	0.00
American Funds® Growth Investment Division (Class C) (10/7/2011)	2011	7.98	8.45	62,852.12
	2012	8.45	9.72	25,487.39
	2013	9.72	12.36	22,102.98
	2014	12.36	13.10	21,258.89
	2015	13.10	13.67	19,443.36
	2016	13.67	14.61	19,029.63
	2017	14.61	18.31	16,386.18
	2018	18.31	17.84	10,924.78
	2019	17.84	22.79	1,240.71
American Funds® Moderate Allocation Investment Division (Class C) (10/7/2011)	2011	9.45	9.77	152,975.72
	2012	9.77	10.61	142,391.84
	2013	10.61	11.80	138,060.55
	2014	11.80	12.27	130,409.55
	2015	12.27	11.93	127,551.26
	2016	11.93	12.51	124,523.09
	2017	12.51	13.84	115,113.16
	2018	13.84	13.10	103,751.67
	2019	13.10	14.91	14,227.04
AQR Global Risk Balanced Investment Division (Class B) (10/7/2011)	2011	10.17	10.55	0.00
	2012	10.55	11.43	16,460.77
	2013	11.43	10.82	15,890.27
	2014	10.82	11.02	13,342.45
	2015	11.02	9.76	9,416.48
	2016	9.76	10.42	4,682.03
	2017	10.42	11.21	1,658.29
	2018	11.21	10.29	1,640.57
	2019	10.29	12.09	1,615.16
Baillie Gifford International Stock Investment Division (Class B) (10/7/2011)	2011	9.33	9.33	31,258.45
	2012	9.33	10.91	12,830.55
	2013	10.91	12.31	2,296.00
	2014	12.31	11.66	591.38
	2015	11.66	11.17	0.00
	2016	11.17	11.50	0.00
	2017	11.50	15.20	0.00
	2018	15.20	12.33	0.00
	2019	12.33	15.99	0.00
BlackRock Bond Income Investment Division (Class B) (10/7/2011)	2011	45.41	46.09	13,350.43
	2012	46.09	48.44	6,281.60
	2013	48.44	46.98	4,230.46
	2014	46.98	49.16	3,545.05
	2015	49.16	48.32	2,445.48
	2016	48.32	48.70	802.84
	2017	48.70	49.55	818.14
	2018	49.55	48.24	810.88
	2019	48.24	51.78	0.00
BlackRock Capital Appreciation Investment Division (Class B) (10/7/2011)	2011	24.44	25.38	29,062.09
	2012	25.38	28.36	19,818.05
	2013	28.36	37.21	8,776.98
	2014	37.21	39.60	1,336.13
	2015	39.60	41.13	1,234.30
	2016	41.13	40.24	1,199.99
	2017	40.24	52.66	1,165.26
142

2.05 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2018	52.66	52.71	1,079.35
	2019	52.71	68.43	1,584.07
BlackRock Global Tactical Strategies Investment Division (Class B) (10/7/2011)	2011	9.24	9.52	0.00
	2012	9.52	10.18	15,748.52
	2013	10.18	11.00	17,497.16
	2014	11.00	11.42	7,982.19
	2015	11.42	11.17	7,685.38
	2016	11.17	11.43	683.73
	2017	11.43	12.69	733.87
	2018	12.69	11.54	722.72
	2019	11.54	13.64	719.50
BlackRock Ultra-Short Term Bond Investment Division (Class B) (10/7/2011)	2011	19.18	19.09	0.00
	2012	19.09	18.70	0.00
	2013	18.70	18.32	0.00
	2014	18.32	17.95	0.00
	2015	17.95	17.59	0.00
	2016	17.59	17.25	0.00
	2017	17.25	17.01	0.00
	2018	17.01	16.92	0.00
	2019	16.92	16.89	0.00
Brighthouse Asset Allocation 100 Investment Division (Class B) (10/7/2011)	2011	9.41	9.97	3,178.47
	2012	9.97	11.40	3,446.96
	2013	11.40	14.47	3,595.02
	2014	14.47	14.89	3,414.19
	2015	14.89	14.30	3,414.19
	2016	14.30	15.27	3,414.19
	2017	15.27	18.39	3,414.19
	2018	18.39	16.20	3,414.19
	2019	16.20	20.23	0.00
Brighthouse Asset Allocation 20 Investment Division (Class B) (10/7/2011)	2011	11.71	11.99	198,144.68
	2012	11.99	12.83	205,156.50
	2013	12.83	13.11	72,717.53
	2014	13.11	13.41	2,661.67
	2015	13.41	13.06	2,483.28
	2016	13.06	13.38	2,080.57
	2017	13.38	14.02	2,015.24
	2018	14.02	13.37	1,024.55
	2019	13.37	14.64	0.00
Brighthouse Asset Allocation 40 Investment Division (Class B) (10/7/2011)	2011	11.23	11.60	123,990.92
	2012	11.60	12.67	138,999.46
	2013	12.67	13.77	83,285.54
	2014	13.77	14.15	39,746.36
	2015	14.15	13.71	14,992.62
	2016	13.71	14.25	14,712.28
	2017	14.25	15.45	14,443.87
	2018	15.45	14.47	14,178.99
	2019	14.47	16.39	0.00
Brighthouse Asset Allocation 60 Investment Division (Class B) (10/7/2011)	2011	10.68	11.13	657,704.57
	2012	11.13	12.34	595,832.00
	2013	12.34	14.27	368,681.49
	2014	14.27	14.68	199,514.51
	2015	14.68	14.20	130,928.34
	2016	14.20	14.90	127,280.36
	2017	14.90	16.75	120,187.91
	2018	16.75	15.41	78,934.24
	2019	15.41	18.03	25,537.14
Brighthouse Asset Allocation 80 Investment Division (Class A) (formerly MetLife Growth Strategy Investment Division (Class B)) (4/29/2013)	2013	11.25	12.77	6,171.58
	2014	12.77	12.69	0.00
Brighthouse Asset Allocation 80 Investment Division (Class B) (10/7/2011)	2011	10.06	10.59	544,817.85
	2012	10.59	11.97	503,745.96
	2013	11.97	14.58	405,700.17
	2014	14.58	15.03	66,383.96
	2015	15.03	14.48	0.00
	2016	14.48	15.34	0.00
	2017	15.34	17.91	0.00
	2018	17.91	16.12	0.00
	2019	16.12	19.54	0.00
Brighthouse Asset Allocation 80 Investment Division (formerly Met/Franklin Templeton Founding Strategy Investment Division (Class B)) (4/28/2008)	2011	8.58	9.15	9,627.03
	2012	9.15	10.41	9,101.35
	2013	10.41	11.18	0.00
Brighthouse Balanced Plus Investment Division (Class B) (10/7/2011)	2011	9.16	9.34	0.00
	2012	9.34	10.35	3,314.78
143

2.05 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2013	10.35	11.59	3,627.47
	2014	11.59	12.45	982.37
	2015	12.45	11.70	9,282.19
	2016	11.70	12.42	9,191.52
	2017	12.42	14.41	9,177.98
	2018	14.41	13.07	9,099.56
	2019	13.07	15.83	932.36
Brighthouse/Aberdeen Emerging Markets Equity Investment Division (Class B) (10/7/2011)	2011	9.44	9.71	15,367.97
	2012	9.71	11.31	15,632.82
	2013	11.31	10.53	18,363.99
	2014	10.53	9.64	19,441.99
	2015	9.64	8.14	22,746.69
	2016	8.14	8.89	18,971.32
	2017	8.89	11.18	20,263.28
	2018	11.18	9.40	15,320.75
	2019	9.40	11.12	1,620.58
Brighthouse/Artisan Mid Cap Value Investment Division (Class B) (10/7/2011)	2011	25.38	27.89	17,073.51
	2012	27.89	30.49	6,501.20
	2013	30.49	40.78	998.97
	2014	40.78	40.62	1,859.50
	2015	40.62	35.95	1,426.03
	2016	35.95	43.20	1,337.16
	2017	43.20	47.63	1,324.44
	2018	47.63	40.40	1,057.52
	2019	40.40	48.86	265.48
Brighthouse/Dimensional International Small Company Investment Division (Class B) (10/7/2011)	2011	13.95	13.95	0.00
	2012	13.95	16.11	0.00
	2013	16.11	20.14	815.91
	2014	20.14	18.41	866.24
	2015	18.41	19.07	673.50
	2016	19.07	19.78	0.00
	2017	19.78	25.28	0.00
	2018	25.28	19.67	522.45
	2019	19.67	23.71	522.45
Brighthouse/Eaton Vance Floating Rate Investment Division (Class B) (10/7/2011)	2011	9.91	10.17	57.48
	2012	10.17	10.69	58.29
	2013	10.69	10.87	2,967.01
	2014	10.87	10.73	3,051.08
	2015	10.73	10.43	2,514.00
	2016	10.43	11.16	62.59
	2017	11.16	11.34	65.09
	2018	11.34	11.14	61.96
	2019	11.14	11.68	0.00
Brighthouse/Franklin Low Duration Total Return Investment Division (Class B) (10/7/2011)	2011	9.69	9.72	9,524.04
	2012	9.72	9.94	0.00
	2013	9.94	9.85	0.00
	2014	9.85	9.75	0.00
	2015	9.75	9.50	0.00
	2016	9.50	9.59	0.00
	2017	9.59	9.53	0.00
	2018	9.53	9.37	0.00
	2019	9.37	9.61	0.00
Brighthouse/Templeton International Bond Investment Division (Class B) (10/7/2011)	2011	11.75	11.78	0.00
	2012	11.78	13.19	0.00
	2013	13.19	13.06	0.00
	2014	13.06	12.94	0.00
	2015	12.94	12.15	0.00
	2016	12.15	12.00	0.00
	2017	12.00	11.78	0.00
	2018	11.78	11.65	0.00
	2019	11.65	11.55	0.00
Brighthouse/Wellington Core Equity Opportunities Investment Division (Class B) (10/7/2011)	2011	25.50	27.85	32,821.66
	2012	27.85	30.73	11,771.53
	2013	30.73	40.15	5,073.25
	2014	40.15	43.41	1,921.64
	2015	43.41	43.44	1,174.97
	2016	43.44	45.56	1,179.83
	2017	45.56	53.03	1,140.12
144

2.05 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2018	53.03	51.77	904.17
	2019	51.77	66.26	32.46
Brighthouse/Wellington Large Cap Research Investment Division (Class B) (10/7/2011)	2011	48.30	52.12	3,407.29
	2012	52.12	57.91	3,116.40
	2013	57.91	76.18	2,099.65
	2014	76.18	84.72	18.09
	2015	84.72	86.73	0.00
	2016	86.73	92.00	0.00
	2017	92.00	109.92	0.00
	2018	109.92	100.87	0.00
	2019	100.87	130.25	0.00
Clarion Global Real Estate Investment Division (Class B) (10/7/2011)	2011	11.87	12.65	66,140.78
	2012	12.65	15.61	28,101.03
	2013	15.61	15.84	10,721.36
	2014	15.84	17.58	6,170.46
	2015	17.58	16.98	5,504.43
	2016	16.98	16.78	5,643.78
	2017	16.78	18.21	5,599.04
	2018	18.21	16.29	5,520.33
	2019	16.29	19.92	0.00
Frontier Mid Cap Growth Investment Division (Class B) (10/7/2011)	2011	34.25	36.73	7,095.74
	2012	36.73	39.82	3,674.42
	2013	39.82	51.67	2,946.74
	2014	51.67	56.13	2,870.67
	2015	56.13	56.42	2,500.50
	2016	56.42	58.13	2,451.00
	2017	58.13	71.16	1,991.63
	2018	71.16	65.59	1,872.06
	2019	65.59	85.36	692.70
Harris Oakmark International Investment Division (Class B) (10/7/2011)	2011	15.77	15.78	67,568.31
	2012	15.78	19.98	34,943.47
	2013	19.98	25.54	16,834.31
	2014	25.54	23.57	7,090.06
	2015	23.57	22.05	6,444.14
	2016	22.05	23.37	5,442.17
	2017	23.37	29.87	6,852.80
	2018	29.87	22.24	3,084.44
	2019	22.24	27.13	1,901.74
Invesco Balanced-Risk Allocation Investment Division (Class B) (4/30/2012)	2012	1.01	1.04	74,303.63
	2013	1.04	1.04	120,906.96
	2014	1.04	1.07	118,052.31
	2015	1.07	1.01	96,330.46
	2016	1.01	1.10	0.00
	2017	1.10	1.19	0.00
	2018	1.19	1.09	0.00
	2019	1.09	1.23	0.00
Invesco Global Equity Investment Division (Class B) (formerly Oppenheimer Global Equity Investment Division (Class B) (10/7/2011))	2011	14.87	15.32	29,824.08
	2012	15.32	18.19	18,629.18
	2013	18.19	22.65	5,000.85
	2014	22.65	22.66	699.38
	2015	22.66	23.08	402.55
	2016	23.08	22.66	427.85
	2017	22.66	30.36	368.97
	2018	30.36	25.83	753.28
	2019	25.83	33.30	359.21
Invesco Global Equity Investment Division (Class B) (formerly Oppenheimer Global Equity Investment Division (Class B) and before that Met/Templeton Growth Investment Division (Class B)) (10/7/2011)	2011	7.83	8.17	1,202.27
	2012	8.17	9.78	103.95
	2013	9.78	10.38	0.00
Invesco Small Cap Growth Investment Division (Class B) (10/7/2011)	2011	13.36	14.51	43,483.34
	2012	14.51	16.81	13,810.16
	2013	16.81	23.08	4,603.62
	2014	23.08	24.40	2,486.81
	2015	24.40	23.50	1,908.26
	2016	23.50	25.66	1,824.57
	2017	25.66	31.51	1,729.45
	2018	31.51	28.07	1,585.01
	2019	28.07	34.21	754.91
Jennison Growth Investment Division (Class B) (10/7/2011)	2011	4.52	4.69	43,416.71
	2012	4.69	5.31	47,319.39
	2013	5.31	7.12	12,269.17
	2014	7.12	7.59	11,497.29
145

2.05 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2015	7.59	8.22	10,912.36
	2016	8.22	8.04	10,733.36
	2017	8.04	10.79	15,175.07
	2018	10.79	10.58	9,896.57
	2019	10.58	13.74	11,101.77
Jennison Growth Investment Division (Class B) (formerly Oppenheimer Capital Appreciation Investment Division (Class B)) (10/7/2011)	2011	7.15	7.61	18,660.87
	2012	7.61	8.55	0.00
JPMorgan Core Bond Investment Division (Class B) (4/29/2013)	2013	10.87	10.29	23,291.03
	2014	10.29	10.60	28,202.82
	2015	10.60	10.43	22,701.75
	2016	10.43	10.45	18,214.47
	2017	10.45	10.58	19,333.14
	2018	10.58	10.36	13,428.42
	2019	10.36	10.99	0.00
JPMorgan Core Bond Investment Division (Class B) (formerly American Funds® Bond Investment Division (Class C)) (10/7/2011)	2011	10.42	10.54	21,283.41
	2012	10.54	10.84	23,741.72
	2013	10.84	10.81	0.00
JPMorgan Global Active Allocation Investment Division (Class B) (4/30/2012)	2012	1.01	1.04	2,346.01
	2013	1.04	1.13	9,213.55
	2014	1.13	1.19	9,156.58
	2015	1.19	1.17	6,552.23
	2016	1.17	1.18	53,776.23
	2017	1.18	1.35	49,287.26
	2018	1.35	1.23	6,882.55
	2019	1.23	1.41	6,944.45
JPMorgan Global Active Allocation Investment Division (Class B) (formerly Allianz Global Investors Dynamic Multi-Asset Plus investment Division (Class B)) (4/28/2014)	2014	0.99	1.03	0.00
	2015	1.03	1.00	0.00
	2016	1.00	1.00	0.00
	2017	1.00	1.13	0.00
	2018	1.13	1.10	0.00
JPMorgan Small Cap Value Investment Division (Class B) (10/7/2011)	2011	11.22	12.44	16,252.18
	2012	12.44	14.05	15,069.56
	2013	14.05	18.30	12,329.21
	2014	18.30	18.71	12,452.63
	2015	18.71	16.97	12,375.81
	2016	16.97	21.70	9,589.59
	2017	21.70	21.97	9,668.67
	2018	21.97	18.52	9,830.44
	2019	18.52	21.62	0.00
Loomis Sayles Global Allocation Investment Division (Class B) (formerly Loomis Sayles Global Markets Investment Division (Class B)) (4/29/2019)	2011	11.58	12.21	16,711.36
	2012	12.21	13.98	15,349.25
	2013	13.98	16.05	14,665.40
	2014	16.05	16.27	14,215.23
	2015	16.27	16.13	13,330.66
	2016	16.13	16.56	12,821.59
	2017	16.56	19.95	10,978.85
	2018	19.95	18.49	10,306.16
	2019	18.49	23.11	0.00
Loomis Sayles Global Allocation Investment Division (Class B) (formerly Loomis Sayles Global Markets Investment Division (Class B) (formerly Met/Franklin Income Investment Division (Class B))) (4/28/2008)	2010	10.20	10.90	3,897.08
	2011	10.90	10.91	3,600.95
	2012	10.91	12.02	1,812.42
	2013	12.02	12.53	0.00
Loomis Sayles Growth Investment Division (Class B) (formerly ClearBridge Aggressive Growth Investment Division (Class B)) (10/7/2011)	2011	6.61	7.16	12,316.43
	2012	7.16	8.32	16,362.42
	2013	8.32	11.87	4,992.31
	2014	11.87	13.82	18,867.67
	2015	13.82	12.99	11,833.51
	2016	12.99	13.07	11,569.39
	2017	13.07	15.17	9,901.98
	2018	15.17	13.81	8,742.62
	2019	13.81	16.72	6,783.15
Loomis Sayles Growth Investment Division (Class B) (formerly ClearBridge Aggressive Growth II Investment Division (Class B)) (10/7/2011)	2011	112.82	116.80	8,093.35
	2012	116.80	140.18	5,653.66
	2013	140.18	176.87	1,892.24
	2014	176.87	183.80	0.00
146

2.05 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
Loomis Sayles Small Cap Core Investment Division (Class B) (10/7/2011)	2011	28.05	31.52	12,246.95
	2012	31.52	35.28	6,447.49
	2013	35.28	48.63	2,405.70
	2014	48.63	49.31	854.54
	2015	49.31	47.47	683.89
	2016	47.47	55.33	658.77
	2017	55.33	62.32	393.63
	2018	62.32	54.15	217.22
	2019	54.15	66.44	0.00
MetLife Aggregate Bond Index Investment Division (Class B) (10/7/2011)	2011	14.92	15.08	234,901.53
	2012	15.08	15.30	92,505.13
	2013	15.30	14.61	53,061.94
	2014	14.61	15.10	36,384.67
	2015	15.10	14.81	29,274.17
	2016	14.81	14.82	28,981.47
	2017	14.82	14.95	26,705.33
	2018	14.95	14.58	16,131.56
	2019	14.58	15.47	1,691.97
MetLife Mid Cap Stock Index Investment Division (Class B) (10/7/2011)	2011	14.18	15.57	72,962.46
	2012	15.57	17.90	37,706.75
	2013	17.90	23.29	19,785.12
	2014	23.29	24.93	11,355.83
	2015	24.93	23.78	10,407.47
	2016	23.78	27.99	9,961.75
	2017	27.99	31.71	9,370.93
	2018	31.71	27.49	8,839.35
	2019	27.49	33.82	4,313.90
MetLife MSCI EAFE® Index Investment Division (Class B) (10/7/2011)	2011	10.03	10.13	99,290.99
	2012	10.13	11.71	49,876.44
	2013	11.71	13.94	30,924.84
	2014	13.94	12.80	22,005.61
	2015	12.80	12.38	18,383.18
	2016	12.38	12.25	20,115.89
	2017	12.25	14.96	17,414.11
	2018	14.96	12.59	15,166.92
	2019	12.59	14.99	4,050.75
MetLife Multi-Index Targeted Risk Investment Division (Class B) (11/12/2012)	2012	0.98	1.01	0.00
	2013	1.01	1.12	10,434.64
	2014	1.12	1.19	10,225.03
	2015	1.19	1.16	9,893.28
	2016	1.16	1.18	9,876.15
	2017	1.18	1.34	10,463.55
	2018	1.34	1.22	10,303.05
	2019	1.22	1.45	10,101.35
MetLife Russell 2000® Index Investment Division (Class B) (10/7/2011)	2011	13.86	15.62	33,343.31
	2012	15.62	17.76	21,512.18
	2013	17.76	24.05	9,099.15
	2014	24.05	24.68	2,640.65
	2015	24.68	23.10	2,612.65
	2016	23.10	27.37	2,625.67
	2017	27.37	30.68	2,538.03
	2018	30.68	26.69	2,141.89
	2019	26.69	32.77	2,059.14
MetLife Stock Index Investment Division (Class B) (10/7/2011)	2011	30.87	33.57	129,584.67
	2012	33.57	37.96	49,357.05
	2013	37.96	48.98	28,224.11
	2014	48.98	54.27	13,706.09
	2015	54.27	53.66	15,489.54
	2016	53.66	58.55	15,015.70
	2017	58.55	69.55	13,454.70
	2018	69.55	64.84	10,381.77
	2019	64.84	83.09	6,682.42
MFS® Research International Investment Division (Class B) (10/7/2011)	2011	11.74	11.90	34,739.71
	2012	11.90	13.60	14,495.73
	2013	13.60	15.89	4,873.07
	2014	15.89	14.49	2,423.14
	2015	14.49	13.94	1,821.26
	2016	13.94	13.54	0.00
	2017	13.54	17.00	0.00
	2018	17.00	14.32	0.00
	2019	14.32	18.01	0.00
MFS® Total Return Investment Division (Class B) (10/7/2011)	2011	36.09	38.13	6,109.91
	2012	38.13	41.57	1,531.71
	2013	41.57	48.35	1,017.03
147

2.05 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2014	48.35	51.33	0.00
	2015	51.33	50.08	0.00
	2016	50.08	53.45	0.00
	2017	53.45	58.74	0.00
	2018	58.74	54.20	0.00
	2019	54.20	63.75	0.00
MFS® Value Investment Division (Class B) (10/7/2011)	2011	9.95	10.84	31,785.71
	2012	10.84	12.35	14,934.43
	2013	12.35	16.38	14,016.30
	2014	16.38	17.75	1,827.67
	2015	17.75	17.32	280.27
	2016	17.32	19.37	313.03
	2017	19.37	22.31	2,615.58
	2018	22.31	19.62	2,617.53
	2019	19.62	24.96	506.83
MFS® Value Investment Division (Class B) (formerly BlackRock Large Cap Value Investment Division (Class B)) (10/7/2011)	2011	9.47	10.43	51,536.70
	2012	10.43	11.64	34,558.23
	2013	11.64	15.03	21,303.52
	2014	15.03	16.15	8,214.39
	2015	16.15	14.85	6,930.54
	2016	14.85	17.18	3,978.44
	2017	17.18	18.07	3,416.65
	2018	18.07	17.39	0.00
Morgan Stanley Discovery Investment Division (Class B) (formerly Morgan Stanley Mid Cap Growth Investment Division (Class B)) (4/29/2019)	2011	12.29	12.46	26,713.74
	2012	12.46	13.34	17,175.14
	2013	13.34	18.17	8,994.17
	2014	18.17	17.98	3,099.77
	2015	17.98	16.73	3,066.38
	2016	16.73	15.00	3,207.48
	2017	15.00	20.57	2,991.69
	2018	20.57	22.19	3,232.87
	2019	22.19	30.47	2,987.07
Neuberger Berman Genesis Investment Division (Class B) (10/7/2011)	2011	14.32	15.77	20,589.40
	2012	15.77	16.95	8,252.77
	2013	16.95	22.95	4,818.19
	2014	22.95	22.42	0.00
	2015	22.42	22.05	0.00
	2016	22.05	25.58	0.00
	2017	25.58	28.94	0.00
	2018	28.94	26.37	0.00
	2019	26.37	33.43	0.00
Neuberger Berman Genesis Investment Division (Class B) (formerly MLA Mid Cap Investment Division (Class B)) (10/7/2011)	2011	12.49	13.62	15,211.89
	2012	13.62	14.05	8,935.83
	2013	14.05	15.20	0.00
PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014)	2014	0.99	1.03	0.00
	2015	1.03	0.95	0.00
	2016	0.95	1.03	0.00
	2017	1.03	1.14	0.00
	2018	1.14	1.03	0.00
	2019	1.03	1.24	0.00
PIMCO Inflation Protected Bond Investment Division (Class B) (10/7/2011)	2011	14.02	14.27	50,885.16
	2012	14.27	15.25	40,821.09
	2013	15.25	13.56	32,887.87
	2014	13.56	13.66	23,879.20
	2015	13.66	12.97	19,031.29
	2016	12.97	13.34	27,980.63
	2017	13.34	13.52	18,616.07
	2018	13.52	12.93	17,949.97
	2019	12.93	13.71	459.57
PIMCO Total Return Investment Division (Class B) (10/7/2011)	2011	15.21	15.52	175,720.58
	2012	15.52	16.62	100,588.64
	2013	16.62	15.97	80,434.82
	2014	15.97	16.30	66,164.16
	2015	16.30	15.97	64,200.54
	2016	15.97	16.05	65,798.90
	2017	16.05	16.44	66,274.23
	2018	16.44	16.07	58,326.60
	2019	16.07	17.07	345.22
Schroders Global Multi-Asset Investment Division (Class B) (4/30/2012)	2012	1.01	1.06	5,800.38
	2013	1.06	1.14	12,569.60
	2014	1.14	1.21	12,440.34
	2015	1.21	1.17	9,734.77
148

2.05 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2016	1.17	1.21	9,668.72
	2017	1.21	1.36	10,352.61
	2018	1.36	1.20	10,373.41
	2019	1.20	1.43	10,210.05
Schroders Global Multi-Asset Investment Division (Class B) (formerly Pyramis® Managed Risk Investment Division (Class B)) (4/29/2013)	2013	10.21	10.70	0.00
	2014	10.70	11.39	0.00
	2015	11.39	11.02	0.00
	2016	11.02	11.29	0.00
	2017	11.29	12.88	0.00
	2018	12.88	12.29	0.00
SSGA Growth and Income ETF Investment Division (Class B) (10/7/2011)	2011	10.58	11.17	329,553.88
	2012	11.17	12.35	312,475.42
	2013	12.35	13.67	109,960.41
	2014	13.67	14.17	88,955.92
	2015	14.17	13.61	29,934.72
	2016	13.61	14.10	28,677.97
	2017	14.10	16.01	26,784.12
	2018	16.01	14.66	24,649.73
	2019	14.66	17.18	1,581.45
SSGA Growth ETF Investment Division (Class B) (10/7/2011))	2011	9.83	10.43	23,889.08
	2012	10.43	11.75	21,231.13
	2013	11.75	13.60	3,933.45
	2014	13.60	14.04	0.00
	2015	14.04	13.44	0.00
	2016	13.44	14.07	0.00
	2017	14.07	16.49	0.00
	2018	16.49	14.74	0.00
	2019	14.74	17.68	0.00
T. Rowe Price Large Cap Growth Investment Division (Class B)	2013	15.85	19.92	29,455.13
	2014	19.92	21.24	11,135.36
	2015	21.24	23.00	5,712.34
	2016	23.00	22.88	6,558.73
	2017	22.88	29.92	5,873.99
	2018	29.92	28.97	4,658.55
	2019	28.97	37.07	3,749.50
T. Rowe Price Large Cap Growth Investment Division (Class B) (formerly RCM Technology Investment Division (Class B)) (10/7/2011)	2011	5.70	5.72	128,984.56
	2012	5.72	6.29	73,697.73
	2013	6.29	6.56	0.00
T. Rowe Price Mid Cap Growth Investment Division (Class B) (10/7/2011)	2011	8.83	9.47	134,850.19
	2012	9.47	10.54	88,029.90
	2013	10.54	14.11	60,387.69
	2014	14.11	15.59	36,071.22
	2015	15.59	16.29	24,019.16
	2016	16.29	16.95	24,260.43
	2017	16.95	20.72	21,832.56
	2018	20.72	19.85	17,766.41
	2019	19.85	25.50	4,899.20
T. Rowe Price Small Cap Growth Investment Division (Class B) (10/7/2011)	2011	14.78	16.47	26,835.49
	2012	16.47	18.70	15,031.37
	2013	18.70	26.41	7,561.46
	2014	26.41	27.60	4,931.38
	2015	27.60	27.70	3,385.59
	2016	27.70	30.26	4,137.35
	2017	30.26	36.33	3,971.08
	2018	36.33	33.17	3,331.92
	2019	33.17	43.17	3,753.71
VanEck Global Natural Resources Investment Division (Class B) (10/7/2011)	2011	14.52	15.14	1,027.34
	2012	15.14	15.21	1,661.90
	2013	15.21	16.51	1,411.83
	2014	16.51	13.13	1,264.67
	2015	13.13	8.65	1,747.83
	2016	8.65	12.18	4,431.68
	2017	12.18	11.84	1,780.90
	2018	11.84	8.25	1,845.99
	2019	8.25	9.08	0.00
Victory Sycamore Mid Cap Value Investment Division (Class B)	2012	23.20	23.74	15,645.32
	2013	23.74	30.31	4,820.22
	2014	30.31	32.56	1,712.05
	2015	32.56	29.03	1,358.84
	2016	29.03	32.85	1,262.23
	2017	32.85	35.24	1,005.16
	2018	35.24	31.02	745.32
	2019	31.02	39.20	0.00
149

2.05 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
Victory Sycamore Mid Cap Value Investment Division (Class B) (formerly Neuberger Berman Mid Cap Value Investment Division (Class B)) (10/07/2011)	2011	19.08	21.12	38,593.02
	2012	21.12	23.31	0.00
Western Asset Management Government Income Investment Division (Class B) (formerly Fidelity Institutional Asset Management® Government Income Portfolio (Class B)) (4/30/2012)	2012	10.70	10.82	4,725.36
	2013	10.82	10.12	1,336.14
	2014	10.12	10.66	0.00
	2015	10.66	10.49	0.00
	2016	10.49	10.41	0.00
	2017	10.41	10.47	0.00
	2018	10.47	10.25	0.00
	2019	10.25	10.79	0.00
Western Asset Management Strategic Bond Opportunities Investment Division (Class B)	2016	26.07	26.93	12,400.55
	2017	26.93	28.48	12,007.17
	2018	28.48	26.77	11,435.36
	2019	26.77	29.96	183.80
Western Asset Management Strategic Bond Opportunities Investment Division (Class B) (formerly Lord Abbett Bond Debenture Investment Division (Class B)) (10/7/2011)	2011	20.41	21.58	39,640.28
	2012	21.58	23.87	29,494.64
	2013	23.87	25.25	18,921.29
	2014	25.25	25.94	13,907.60
	2015	25.94	24.86	13,323.58
	2016	24.86	25.56	0.00
Western Asset Management Strategic Bond Opportunities Investment Division (Class E)	2016	26.61	27.50	15,446.95
	2017	27.50	29.10	14,804.72
	2018	29.10	27.39	13,724.64
	2019	27.39	30.67	0.00
Western Asset Management Strategic Bond Opportunities Investment Division (Class E) (formerly Pioneer Strategic Income Investment Division (Class E)) (10/7/2011)	2011	22.22	22.74	21,394.23
	2012	22.74	24.83	17,557.77
	2013	24.83	24.67	17,931.30
	2014	24.67	25.24	17,723.16
	2015	25.24	24.37	17,518.33
	2016	24.37	24.92	0.00
Western Asset Management U.S. Government Investment Division (Class B) (10/7/2011)	2011	16.06	16.13	33,008.38
	2012	16.13	16.28	7,940.14
	2013	16.28	15.81	2,080.22
	2014	15.81	15.88	1,592.74
	2015	15.88	15.61	1,571.85
	2016	15.61	15.45	1,618.96
	2017	15.45	15.39	1,785.80
	2018	15.39	15.18	1,711.94
	2019	15.18	15.73	0.00

	At 2.30 Separate Account Charge:
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
American Funds Global Small Capitalization Investment Division (Class 2) (10/7/2011)	2011	21.29	21.92	89,152.02
	2012	21.92	25.31	54,019.83
	2013	25.31	31.73	23,248.89
	2014	31.73	31.67	9,539.90
	2015	31.67	31.03	5,926.56
	2016	31.03	30.96	5,917.36
	2017	30.96	38.09	5,066.88
	2018	38.09	33.29	4,946.73
	2019	33.29	42.79	273.72
American Funds Growth-Income Investment Division (Class 2) (10/7/2011)	2011	73.74	78.77	26,286.99
	2012	78.77	90.43	13,723.88
	2013	90.43	117.98	5,229.67
	2014	117.98	127.56	1,991.39
	2015	127.56	126.47	1,842.40
	2016	126.47	137.84	1,944.56
150

	At 2.30 Separate Account Charge:
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2017	137.84	164.87	1,789.78
	2018	164.87	158.22	1,244.63
	2019	158.22	195.03	46.12

2.10 Separate Account Charge
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
AB Global Dynamic Allocation Investment Division (Class B) (10/7/2011)	2011	9.40	9.69	0.00
	2012	9.69	10.44	0.00
	2013	10.44	11.36	0.00
	2014	11.36	11.94	0.00
	2015	11.94	11.76	1,134.49
	2016	11.76	11.93	1,157.18
	2017	11.93	13.28	0.00
	2018	13.28	12.09	6,806.19
	2019	12.09	13.98	6,441.91
American Funds® Balanced Allocation Investment Division (Class C) (10/7/2011)	2011	8.93	9.30	60,129.42
	2012	9.30	10.33	58,058.54
	2013	10.33	12.00	25,080.58
	2014	12.00	12.46	24,239.94
	2015	12.46	12.11	23,395.93
	2016	12.11	12.79	23,046.32
	2017	12.79	14.63	22,314.70
	2018	14.63	13.71	21,540.44
	2019	13.71	16.05	18,942.02
American Funds® Growth Allocation Investment Division (Class C) (10/7/2011)	2011	8.18	8.61	262,539.05
	2012	8.61	9.79	207,904.55
	2013	9.79	11.99	195,158.92
	2014	11.99	12.50	184,074.78
	2015	12.50	12.14	183,292.70
	2016	12.14	12.96	137,576.47
	2017	12.96	15.40	131,334.51
	2018	15.40	14.21	85,019.01
	2019	14.21	17.20	77,984.90
American Funds® Growth Investment Division (Class C) (10/7/2011)	2011	7.97	8.43	0.00
	2012	8.43	9.70	0.00
	2013	9.70	12.32	0.00
	2014	12.32	13.06	0.00
	2015	13.06	13.61	0.00
	2016	13.61	14.54	0.00
	2017	14.54	18.22	0.00
	2018	18.22	17.75	0.00
	2019	17.75	22.65	0.00
American Funds® Moderate Allocation Investment Division (Class C) (10/7/2011)	2011	9.43	9.75	69,926.04
	2012	9.75	10.59	104,718.84
	2013	10.59	11.77	101,003.59
	2014	11.77	12.23	97,545.38
	2015	12.23	11.88	73,273.13
	2016	11.88	12.45	69,942.38
	2017	12.45	13.78	67,933.52
	2018	13.78	13.03	29,254.15
	2019	13.03	14.82	26,610.41
AQR Global Risk Balanced Investment Division (Class B) (10/7/2011)	2011	10.16	10.55	0.00
	2012	10.55	11.42	0.00
	2013	11.42	10.80	2,396.99
	2014	10.80	11.00	5,255.12
	2015	11.00	9.74	5,923.84
	2016	9.74	10.39	5,923.84
	2017	10.39	11.18	0.00
	2018	11.18	10.25	0.00
	2019	10.25	12.03	0.00
Baillie Gifford International Stock Investment Division (Class B) (10/7/2011)	2011	9.23	9.24	0.00
	2012	9.24	10.80	0.00
	2013	10.80	12.17	0.00
	2014	12.17	11.52	0.00
	2015	11.52	11.04	0.00
	2016	11.04	11.35	0.00
151

2.10 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2017	11.35	15.00	0.00
	2018	15.00	12.16	0.00
	2019	12.16	15.77	0.00
BlackRock Bond Income Investment Division (Class B) (10/7/2011)	2011	44.78	45.44	503.15
	2012	45.44	47.73	395.43
	2013	47.73	46.27	420.87
	2014	46.27	48.39	407.88
	2015	48.39	47.55	411.75
	2016	47.55	47.90	411.53
	2017	47.90	48.71	417.19
	2018	48.71	47.40	424.04
	2019	47.40	50.85	374.28
BlackRock Capital Appreciation Investment Division (Class B) (10/7/2011)	2011	24.23	25.16	0.00
	2012	25.16	28.11	0.00
	2013	28.11	36.86	0.00
	2014	36.86	39.21	0.00
	2015	39.21	40.70	0.00
	2016	40.70	39.80	0.00
	2017	39.80	52.06	0.00
	2018	52.06	52.08	0.00
	2019	52.08	67.58	0.00
BlackRock Global Tactical Strategies Investment Division (Class B) (10/7/2011)	2011	9.24	9.52	0.00
	2012	9.52	10.17	0.00
	2013	10.17	10.99	0.00
	2014	10.99	11.40	0.00
	2015	11.40	11.15	0.00
	2016	11.15	11.40	0.00
	2017	11.40	12.65	0.00
	2018	12.65	11.49	14,216.30
	2019	11.49	13.58	13,455.41
BlackRock Ultra-Short Term Bond Investment Division (Class B) (10/7/2011)	2011	18.91	18.82	0.00
	2012	18.82	18.43	0.00
	2013	18.43	18.05	0.00
	2014	18.05	17.67	0.00
	2015	17.67	17.30	0.00
	2016	17.30	16.96	0.00
	2017	16.96	16.72	0.00
	2018	16.72	16.62	0.00
	2019	16.62	16.58	0.00
Brighthouse Asset Allocation 100 Investment Division (Class B) (10/7/2011)	2011	9.38	9.93	0.00
	2012	9.93	11.36	0.00
	2013	11.36	14.40	0.00
	2014	14.40	14.82	0.00
	2015	14.82	14.22	0.00
	2016	14.22	15.18	0.00
	2017	15.18	18.27	0.00
	2018	18.27	16.09	0.00
	2019	16.09	20.08	0.00
Brighthouse Asset Allocation 20 Investment Division (Class B) (10/7/2011)	2011	11.68	11.95	20,837.13
	2012	11.95	12.78	20,618.39
	2013	12.78	13.05	20,390.62
	2014	13.05	13.35	20,161.47
	2015	13.35	12.99	19,916.64
	2016	12.99	13.30	19,108.83
	2017	13.30	13.93	17,229.96
	2018	13.93	13.28	15,343.37
	2019	13.28	14.53	13,520.78
Brighthouse Asset Allocation 40 Investment Division (Class B) (10/7/2011)	2011	11.19	11.56	0.00
	2012	11.56	12.62	0.00
	2013	12.62	13.71	0.00
	2014	13.71	14.08	0.00
	2015	14.08	13.64	0.00
	2016	13.64	14.17	0.00
	2017	14.17	15.35	0.00
	2018	15.35	14.37	0.00
	2019	14.37	16.27	0.00
Brighthouse Asset Allocation 60 Investment Division (Class B) (10/7/2011)	2011	10.65	11.09	23,831.59
	2012	11.09	12.29	23,538.04
	2013	12.29	14.21	1,260.00
	2014	14.21	14.61	0.00
	2015	14.61	14.13	0.00
	2016	14.13	14.82	0.00
	2017	14.82	16.65	0.00
	2018	16.65	15.30	0.00
152

2.10 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2019	15.30	17.90	0.00
Brighthouse Asset Allocation 80 Investment Division (Class A) (formerly MetLife Growth Strategy Investment Division (Class B)) (4/29/2013)	2013	11.22	12.73	0.00
	2014	12.73	12.65	0.00
Brighthouse Asset Allocation 80 Investment Division (Class B) (10/7/2011)	2011	10.03	10.55	48,932.06
	2012	10.55	11.92	48,480.95
	2013	11.92	14.52	65,547.25
	2014	14.52	14.96	64,968.52
	2015	14.96	14.40	64,327.25
	2016	14.40	15.25	59,336.54
	2017	15.25	17.79	60,442.51
	2018	17.79	16.01	59,107.76
	2019	16.01	19.40	57,766.82
Brighthouse Asset Allocation 80 Investment Division (formerly Met/Franklin Templeton Founding Strategy Investment Division (Class B)) (4/28/2008)	2011	8.57	9.13	0.00
	2012	9.13	10.38	0.00
	2013	10.38	11.15	0.00
Brighthouse Balanced Plus Investment Division (Class B) (10/7/2011)	2011	9.16	9.33	0.00
	2012	9.33	10.34	0.00
	2013	10.34	11.58	3,115.98
	2014	11.58	12.43	7,307.85
	2015	12.43	11.67	9,413.81
	2016	11.67	12.39	9,445.02
	2017	12.39	14.36	4,648.41
	2018	14.36	13.02	36,203.12
	2019	13.02	15.76	34,385.34
Brighthouse/Aberdeen Emerging Markets Equity Investment Division (Class B) (10/7/2011)	2011	9.41	9.68	0.00
	2012	9.68	11.27	0.00
	2013	11.27	10.49	0.00
	2014	10.49	9.60	0.00
	2015	9.60	8.10	0.00
	2016	8.10	8.85	0.00
	2017	8.85	11.12	0.00
	2018	11.12	9.34	0.00
	2019	9.34	11.05	0.00
Brighthouse/Artisan Mid Cap Value Investment Division (Class B) (10/7/2011)	2011	25.15	27.63	2,111.19
	2012	27.63	30.19	2,032.21
	2013	30.19	40.36	1,906.30
	2014	40.36	40.18	1,863.08
	2015	40.18	35.54	1,727.17
	2016	35.54	42.69	1,646.97
	2017	42.69	47.05	0.00
	2018	47.05	39.88	0.00
	2019	39.88	48.21	0.00
Brighthouse/Dimensional International Small Company Investment Division (Class B) (10/7/2011)	2011	13.93	13.92	0.00
	2012	13.92	16.07	0.00
	2013	16.07	20.09	0.00
	2014	20.09	18.35	0.00
	2015	18.35	19.00	0.00
	2016	19.00	19.69	0.00
	2017	19.69	25.16	0.00
	2018	25.16	19.57	0.00
	2019	19.57	23.58	0.00
Brighthouse/Eaton Vance Floating Rate Investment Division (Class B) (10/7/2011)	2011	9.90	10.16	0.00
	2012	10.16	10.68	0.00
	2013	10.68	10.85	0.00
	2014	10.85	10.71	0.00
	2015	10.71	10.40	0.00
	2016	10.40	11.13	0.00
	2017	11.13	11.30	0.00
	2018	11.30	11.09	0.00
	2019	11.09	11.63	0.00
Brighthouse/Franklin Low Duration Total Return Investment Division (Class B) (10/7/2011)	2011	9.68	9.72	0.00
	2012	9.72	9.93	0.00
	2013	9.93	9.84	0.00
	2014	9.84	9.74	0.00
	2015	9.74	9.47	0.00
	2016	9.47	9.57	0.00
	2017	9.57	9.49	0.00
	2018	9.49	9.34	0.00
153

2.10 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2019	9.34	9.57	0.00
Brighthouse/Templeton International Bond Investment Division (Class B) (10/7/2011)	2011	11.74	11.77	0.00
	2012	11.77	13.17	0.00
	2013	13.17	13.03	0.00
	2014	13.03	12.90	0.00
	2015	12.90	12.11	0.00
	2016	12.11	11.96	0.00
	2017	11.96	11.73	0.00
	2018	11.73	11.60	0.00
	2019	11.60	11.49	0.00
Brighthouse/Wellington Core Equity Opportunities Investment Division (Class B) (10/7/2011)	2011	25.28	27.61	485.75
	2012	27.61	30.45	479.28
	2013	30.45	39.77	412.30
	2014	39.77	42.97	392.76
	2015	42.97	42.98	397.78
	2016	42.98	45.06	392.56
	2017	45.06	52.42	370.94
	2018	52.42	51.15	362.29
	2019	51.15	65.43	331.92
Brighthouse/Wellington Large Cap Research Investment Division (Class B) (10/7/2011)	2011	47.62	51.38	0.00
	2012	51.38	57.06	0.00
	2013	57.06	75.03	0.00
	2014	75.03	83.39	0.00
	2015	83.39	85.33	0.00
	2016	85.33	90.47	0.00
	2017	90.47	108.04	0.00
	2018	108.04	99.09	0.00
	2019	99.09	127.90	0.00
Clarion Global Real Estate Investment Division (Class B) (10/7/2011)	2011	11.81	12.58	7,443.84
	2012	12.58	15.52	6,441.63
	2013	15.52	15.73	9,024.00
	2014	15.73	17.45	8,760.82
	2015	17.45	16.85	5,921.64
	2016	16.85	16.64	5,815.65
	2017	16.64	18.05	4,819.26
	2018	18.05	16.15	4,786.91
	2019	16.15	19.73	4,619.64
Frontier Mid Cap Growth Investment Division (Class B) (10/7/2011)	2011	33.85	36.29	43.35
	2012	36.29	39.34	0.00
	2013	39.34	51.01	0.00
	2014	51.01	55.39	0.00
	2015	55.39	55.65	0.00
	2016	55.65	57.30	0.00
	2017	57.30	70.11	0.00
	2018	70.11	64.59	0.00
	2019	64.59	84.02	0.00
Harris Oakmark International Investment Division (Class B) (10/7/2011)	2011	15.69	15.70	3,349.03
	2012	15.70	19.87	3,215.01
	2013	19.87	25.39	3,009.31
	2014	25.39	23.42	2,940.90
	2015	23.42	21.89	3,001.37
	2016	21.89	23.19	2,927.06
	2017	23.19	29.63	2,275.95
	2018	29.63	22.05	2,217.57
	2019	22.05	26.89	2,157.58
Invesco Balanced-Risk Allocation Investment Division (Class B) (4/30/2012)	2012	1.01	1.04	0.00
	2013	1.04	1.04	25,910.72
	2014	1.04	1.07	70,890.17
	2015	1.07	1.00	82,329.45
	2016	1.00	1.10	82,329.45
	2017	1.10	1.18	0.00
	2018	1.18	1.08	0.00
	2019	1.08	1.22	0.00
Invesco Global Equity Investment Division (Class B) (formerly Oppenheimer Global Equity Investment Division (Class B) (10/7/2011))	2011	14.76	15.21	4,968.61
	2012	15.21	18.04	4,726.77
	2013	18.04	22.46	3,801.79
	2014	22.46	22.46	3,708.74
	2015	22.46	22.86	3,749.82
	2016	22.86	22.44	3,675.62
	2017	22.44	30.05	2,745.36
	2018	30.05	25.55	2,744.70
154

2.10 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2019	25.55	32.92	2,567.33
Invesco Global Equity Investment Division (Class B) (formerly Oppenheimer Global Equity Investment Division (Class B) and before that Met/Templeton Growth Investment Division (Class B)) (10/7/2011)	2011	7.81	8.16	0.00
	2012	8.16	9.76	0.00
	2013	9.76	10.35	0.00
Invesco Small Cap Growth Investment Division (Class B) (10/7/2011)	2011	13.29	14.44	0.00
	2012	14.44	16.71	0.00
	2013	16.71	22.94	0.00
	2014	22.94	24.24	0.00
	2015	24.24	23.33	0.00
	2016	23.33	25.46	0.00
	2017	25.46	31.25	0.00
	2018	31.25	27.83	0.00
	2019	27.83	33.90	0.00
Jennison Growth Investment Division (Class B) (10/7/2011)	2011	4.49	4.67	0.00
	2012	4.67	5.28	0.00
	2013	5.28	7.07	0.00
	2014	7.07	7.53	0.00
	2015	7.53	8.15	1,684.10
	2016	8.15	7.97	1,847.54
	2017	7.97	10.70	0.00
	2018	10.70	10.49	0.00
	2019	10.49	13.61	0.00
Jennison Growth Investment Division (Class B) (formerly Oppenheimer Capital Appreciation Investment Division (Class B)) (10/7/2011)	2011	7.12	7.57	0.00
	2012	7.57	8.50	0.00
JPMorgan Core Bond Investment Division (Class B) (4/29/2013)	2013	10.84	10.26	0.00
	2014	10.26	10.56	0.00
	2015	10.56	10.39	0.00
	2016	10.39	10.40	0.00
	2017	10.40	10.52	0.00
	2018	10.52	10.31	0.00
	2019	10.31	10.92	0.00
JPMorgan Core Bond Investment Division (Class B) (formerly American Funds® Bond Investment Division (Class C)) (10/7/2011)	2011	10.40	10.52	0.00
	2012	10.52	10.81	0.00
	2013	10.81	10.78	0.00
JPMorgan Global Active Allocation Investment Division (Class B) (4/30/2012)	2012	1.01	1.04	0.00
	2013	1.04	1.13	12,495.59
	2014	1.13	1.18	29,691.71
	2015	1.18	1.17	45,192.90
	2016	1.17	1.18	45,471.82
	2017	1.18	1.35	0.00
	2018	1.35	1.22	0.00
	2019	1.22	1.40	0.00
JPMorgan Global Active Allocation Investment Division (Class B) (formerly Allianz Global Investors Dynamic Multi-Asset Plus investment Division (Class B)) (4/28/2014)	2014	0.99	1.03	0.00
	2015	1.03	1.00	0.00
	2016	1.00	1.00	0.00
	2017	1.00	1.13	0.00
	2018	1.13	1.10	0.00
JPMorgan Small Cap Value Investment Division (Class B) (10/7/2011)	2011	11.19	12.40	0.00
	2012	12.40	14.00	0.00
	2013	14.00	18.22	0.00
	2014	18.22	18.62	0.00
	2015	18.62	16.88	0.00
	2016	16.88	21.57	0.00
	2017	21.57	21.83	0.00
	2018	21.83	18.40	0.00
	2019	18.40	21.47	0.00
Loomis Sayles Global Allocation Investment Division (Class B) (formerly Loomis Sayles Global Markets Investment Division (Class B)) (4/29/2019)	2011	11.55	12.17	0.00
	2012	12.17	13.94	0.00
	2013	13.94	15.99	4,028.78
	2014	15.99	16.20	3,937.44
	2015	16.20	16.05	3,650.21
	2016	16.05	16.47	3,480.71
	2017	16.47	19.84	0.00
	2018	19.84	18.38	0.00
	2019	18.38	22.95	0.00
155

2.10 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
Loomis Sayles Global Allocation Investment Division (Class B) (formerly Loomis Sayles Global Markets Investment Division (Class B) (formerly Met/Franklin Income Investment Division (Class B))) (4/28/2008)	2010	10.19	10.89	0.00
	2011	10.89	10.89	5,188.27
	2012	10.89	12.00	4,994.18
	2013	12.00	12.49	0.00
Loomis Sayles Growth Investment Division (Class B) (formerly ClearBridge Aggressive Growth Investment Division (Class B)) (10/7/2011)	2011	6.58	7.12	7,895.98
	2012	7.12	8.27	7,600.61
	2013	8.27	11.79	7,129.66
	2014	11.79	13.73	6,968.03
	2015	13.73	12.90	7,411.93
	2016	12.90	12.97	7,307.90
	2017	12.97	15.04	0.00
	2018	15.04	13.68	0.00
	2019	13.68	16.56	0.00
Loomis Sayles Growth Investment Division (Class B) (formerly ClearBridge Aggressive Growth II Investment Division (Class B)) (10/7/2011)	2011	111.17	115.07	274.82
	2012	115.07	138.03	266.96
	2013	138.03	174.08	266.96
	2014	174.08	180.87	0.00
Loomis Sayles Small Cap Core Investment Division (Class B) (10/7/2011)	2011	27.81	31.24	1,834.50
	2012	31.24	34.95	1,765.87
	2013	34.95	48.15	1,656.46
	2014	48.15	48.80	1,618.91
	2015	48.80	46.96	1,500.81
	2016	46.96	54.71	1,431.12
	2017	54.71	61.59	0.00
	2018	61.59	53.49	0.00
	2019	53.49	65.59	0.00
MetLife Aggregate Bond Index Investment Division (Class B) (10/7/2011)	2011	14.82	14.98	5,800.43
	2012	14.98	15.20	4,302.67
	2013	15.20	14.50	7,543.58
	2014	14.50	14.98	7,973.53
	2015	14.98	14.68	8,291.22
	2016	14.68	14.68	8,328.26
	2017	14.68	14.81	9,500.44
	2018	14.81	14.43	9,894.79
	2019	14.43	15.31	9,746.86
MetLife Mid Cap Stock Index Investment Division (Class B) (10/7/2011)	2011	14.10	15.48	994.35
	2012	15.48	17.79	972.31
	2013	17.79	23.14	1,233.77
	2014	23.14	24.75	1,214.29
	2015	24.75	23.60	1,239.96
	2016	23.60	27.76	1,196.87
	2017	27.76	31.44	1,167.76
	2018	31.44	27.24	1,159.67
	2019	27.24	33.49	1,151.52
MetLife MSCI EAFE® Index Investment Division (Class B) (10/7/2011)	2011	9.97	10.06	4,494.63
	2012	10.06	11.63	4,582.47
	2013	11.63	13.84	6,149.77
	2014	13.84	12.70	6,799.19
	2015	12.70	12.28	7,318.48
	2016	12.28	12.14	7,751.58
	2017	12.14	14.81	7,302.19
	2018	14.81	12.46	8,005.54
	2019	12.46	14.83	7,724.57
MetLife Multi-Index Targeted Risk Investment Division (Class B) (11/12/2012)	2012	0.98	1.01	0.00
	2013	1.01	1.11	55,379.09
	2014	1.11	1.19	54,725.18
	2015	1.19	1.15	65,285.97
	2016	1.15	1.18	65,033.60
	2017	1.18	1.34	52,563.42
	2018	1.34	1.21	188,316.97
	2019	1.21	1.45	180,270.48
MetLife Russell 2000® Index Investment Division (Class B) (10/7/2011)	2011	13.77	15.52	1,004.61
	2012	15.52	17.63	997.02
	2013	17.63	23.86	1,215.23
	2014	23.86	24.49	1,238.54
	2015	24.49	22.90	1,273.16
	2016	22.90	27.12	1,236.93
	2017	27.12	30.39	1,207.15
	2018	30.39	26.42	1,183.40
	2019	26.42	32.42	1,202.02
156

2.10 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
MetLife Stock Index Investment Division (Class B) (10/7/2011)	2011	30.54	33.21	5,948.06
	2012	33.21	37.53	5,751.27
	2013	37.53	48.40	7,187.22
	2014	48.40	53.61	6,784.31
	2015	53.61	52.97	6,859.80
	2016	52.97	57.77	6,704.59
	2017	57.77	68.59	6,421.53
	2018	68.59	63.91	6,153.58
	2019	63.91	81.86	5,790.20
MFS® Research International Investment Division (Class B) (10/7/2011)	2011	11.68	11.83	0.00
	2012	11.83	13.52	0.00
	2013	13.52	15.79	0.00
	2014	15.79	14.39	0.00
	2015	14.39	13.84	0.00
	2016	13.84	13.43	0.00
	2017	13.43	16.86	0.00
	2018	16.86	14.20	0.00
	2019	14.20	17.84	0.00
MFS® Total Return Investment Division (Class B) (10/7/2011)	2011	35.65	37.66	0.00
	2012	37.66	41.04	0.00
	2013	41.04	47.71	0.00
	2014	47.71	50.62	0.00
	2015	50.62	49.37	0.00
	2016	49.37	52.66	0.00
	2017	52.66	57.84	0.00
	2018	57.84	53.34	0.00
	2019	53.34	62.72	0.00
MFS® Value Investment Division (Class B) (10/7/2011)	2011	9.88	10.77	0.00
	2012	10.77	12.26	0.00
	2013	12.26	16.26	0.00
	2014	16.26	17.61	0.00
	2015	17.61	17.18	0.00
	2016	17.18	19.19	0.00
	2017	19.19	22.10	0.00
	2018	22.10	19.42	0.00
	2019	19.42	24.69	0.00
MFS® Value Investment Division (Class B) (formerly BlackRock Large Cap Value Investment Division (Class B)) (10/7/2011)	2011	9.42	10.38	603.54
	2012	10.38	11.58	0.00
	2013	11.58	14.94	0.00
	2014	14.94	16.05	0.00
	2015	16.05	14.74	0.00
	2016	14.74	17.05	0.00
	2017	17.05	17.93	0.00
	2018	17.93	17.25	0.00
Morgan Stanley Discovery Investment Division (Class B) (formerly Morgan Stanley Mid Cap Growth Investment Division (Class B)) (4/29/2019)	2011	12.20	12.36	0.00
	2012	12.36	13.23	0.00
	2013	13.23	18.01	0.00
	2014	18.01	17.82	0.00
	2015	17.82	16.57	0.00
	2016	16.57	14.85	0.00
	2017	14.85	20.35	0.00
	2018	20.35	21.95	0.00
	2019	21.95	30.12	0.00
Neuberger Berman Genesis Investment Division (Class B) (10/7/2011)	2011	14.24	15.68	200.05
	2012	15.68	16.85	0.00
	2013	16.85	22.80	0.00
	2014	22.80	22.26	0.00
	2015	22.26	21.88	0.00
	2016	21.88	25.37	0.00
	2017	25.37	28.69	0.00
	2018	28.69	26.13	0.00
	2019	26.13	33.11	0.00
Neuberger Berman Genesis Investment Division (Class B) (formerly MLA Mid Cap Investment Division (Class B)) (10/7/2011)	2011	12.43	13.55	0.00
	2012	13.55	13.97	0.00
	2013	13.97	15.11	0.00
PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014)	2014	0.99	1.03	0.00
	2015	1.03	0.95	0.00
	2016	0.95	1.03	0.00
	2017	1.03	1.14	0.00
	2018	1.14	1.03	0.00
	2019	1.03	1.23	0.00
PIMCO Inflation Protected Bond Investment Division (Class B) (10/7/2011)	2011	13.96	14.20	9,283.54
157

2.10 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2012	14.20	15.18	8,983.71
	2013	15.18	13.48	8,751.78
	2014	13.48	13.59	8,672.18
	2015	13.59	12.89	8,421.84
	2016	12.89	13.25	8,274.11
	2017	13.25	13.43	0.00
	2018	13.43	12.83	0.00
	2019	12.83	13.60	0.00
PIMCO Total Return Investment Division (Class B) (10/7/2011)	2011	15.13	15.44	4,708.68
	2012	15.44	16.52	3,397.61
	2013	16.52	15.87	3,187.09
	2014	15.87	16.19	3,114.83
	2015	16.19	15.85	2,887.61
	2016	15.85	15.93	2,753.52
	2017	15.93	16.30	0.00
	2018	16.30	15.92	0.00
	2019	15.92	16.91	0.00
Schroders Global Multi-Asset Investment Division (Class B) (4/30/2012)	2012	1.01	1.06	0.00
	2013	1.06	1.14	30,893.71
	2014	1.14	1.20	73,532.29
	2015	1.20	1.17	83,517.92
	2016	1.17	1.21	83,517.92
	2017	1.21	1.35	0.00
	2018	1.35	1.20	47,484.23
	2019	1.20	1.43	46,199.80
Schroders Global Multi-Asset Investment Division (Class B) (formerly Pyramis® Managed Risk Investment Division (Class B)) (4/29/2013)	2013	10.21	10.70	0.00
	2014	10.70	11.38	0.00
	2015	11.38	11.00	0.00
	2016	11.00	11.27	0.00
	2017	11.27	12.85	5,179.32
	2018	12.85	12.26	0.00
SSGA Growth and Income ETF Investment Division (Class B) (10/7/2011)	2011	10.55	11.14	37,737.11
	2012	11.14	12.31	37,303.12
	2013	12.31	13.61	36,876.63
	2014	13.61	14.10	36,454.56
	2015	14.10	13.54	31,852.42
	2016	13.54	14.02	31,410.09
	2017	14.02	15.91	23,323.64
	2018	15.91	14.56	1,883.83
	2019	14.56	17.06	1,854.10
SSGA Growth ETF Investment Division (Class B) (10/7/2011))	2011	9.80	10.40	0.00
	2012	10.40	11.71	0.00
	2013	11.71	13.54	0.00
	2014	13.54	13.97	0.00
	2015	13.97	13.37	0.00
	2016	13.37	13.99	0.00
	2017	13.99	16.39	5,959.75
	2018	16.39	14.64	5,827.05
	2019	14.64	17.56	5,690.15
T. Rowe Price Large Cap Growth Investment Division (Class B)	2013	15.73	19.77	1,165.08
	2014	19.77	21.07	1,085.95
	2015	21.07	22.80	1,588.14
	2016	22.80	22.67	1,636.21
	2017	22.67	29.64	3,043.89
	2018	29.64	28.68	2,961.90
	2019	28.68	36.68	2,760.53
T. Rowe Price Large Cap Growth Investment Division (Class B) (formerly RCM Technology Investment Division (Class B)) (10/7/2011)	2011	5.67	5.69	0.00
	2012	5.69	6.25	0.00
	2013	6.25	6.52	0.00
T. Rowe Price Mid Cap Growth Investment Division (Class B) (10/7/2011)	2011	8.79	9.42	0.00
	2012	9.42	10.48	0.00
	2013	10.48	14.02	0.00
	2014	14.02	15.48	0.00
	2015	15.48	16.17	823.08
	2016	16.17	16.82	856.68
	2017	16.82	20.55	3,237.14
	2018	20.55	19.68	3,154.10
	2019	19.68	25.26	3,068.78
T. Rowe Price Small Cap Growth Investment Division (Class B) (10/7/2011)	2011	14.67	16.34	0.00
	2012	16.34	18.55	0.00
	2013	18.55	26.19	0.00
	2014	26.19	27.35	0.00
	2015	27.35	27.44	459.24
158

2.10 Separate Account Charge (continued)
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
	2016	27.44	29.96	510.14
	2017	29.96	35.95	0.00
	2018	35.95	32.81	0.00
	2019	32.81	42.68	0.00
VanEck Global Natural Resources Investment Division (Class B) (10/7/2011)	2011	14.50	15.12	0.00
	2012	15.12	15.18	0.00
	2013	15.18	16.46	0.00
	2014	16.46	13.09	0.00
	2015	13.09	8.61	0.00
	2016	8.61	12.13	0.00
	2017	12.13	11.79	0.00
	2018	11.79	8.21	0.00
	2019	8.21	9.03	0.00
Victory Sycamore Mid Cap Value Investment Division (Class B)	2012	23.04	23.57	1,206.50
	2013	23.57	30.08	1,026.81
	2014	30.08	32.30	979.28
	2015	32.30	28.78	1,074.88
	2016	28.78	32.56	968.38
	2017	32.56	34.90	1,838.70
	2018	34.90	30.71	1,897.91
	2019	30.71	38.78	1,761.50
Victory Sycamore Mid Cap Value Investment Division (Class B) (formerly Neuberger Berman Mid Cap Value Investment Division (Class B)) (10/07/2011)	2011	18.96	20.98	1,771.72
	2012	20.98	23.15	0.00
Western Asset Management Government Income Investment Division (Class B) (formerly Fidelity Institutional Asset Management® Government Income Portfolio (Class B)) (4/30/2012)	2012	10.69	10.81	0.00
	2013	10.81	10.10	0.00
	2014	10.10	10.64	0.00
	2015	10.64	10.46	0.00
	2016	10.46	10.38	5,825.40
	2017	10.38	10.43	5,743.18
	2018	10.43	10.21	5,651.81
	2019	10.21	10.74	5,562.61
Western Asset Management Strategic Bond Opportunities Investment Division (Class B)	2016	25.79	26.63	2,005.51
	2017	26.63	28.15	2,334.22
	2018	28.15	26.45	2,274.34
	2019	26.45	29.59	2,212.82
Western Asset Management Strategic Bond Opportunities Investment Division (Class B) (formerly Lord Abbett Bond Debenture Investment Division (Class B)) (10/7/2011)	2011	20.25	21.41	3,485.91
	2012	21.41	23.67	2,526.75
	2013	23.67	25.03	2,370.19
	2014	25.03	25.70	2,316.46
	2015	25.70	24.61	2,147.47
	2016	24.61	25.30	0.00
Western Asset Management Strategic Bond Opportunities Investment Division (Class E)	2016	26.32	27.20	2,208.38
	2017	27.20	28.76	283.11
	2018	28.76	27.06	283.11
	2019	27.06	30.28	283.11
Western Asset Management Strategic Bond Opportunities Investment Division (Class E) (formerly Pioneer Strategic Income Investment Division (Class E)) (10/7/2011)	2011	22.03	22.54	0.00
	2012	22.54	24.60	0.00
	2013	24.60	24.43	0.00
	2014	24.43	24.98	0.00
	2015	24.98	24.11	0.00
	2016	24.11	24.65	0.00
Western Asset Management U.S. Government Investment Division (Class B) (10/7/2011)	2011	15.92	15.99	0.00
	2012	15.99	16.13	0.00
	2013	16.13	15.66	0.00
	2014	15.66	15.72	0.00
	2015	15.72	15.44	0.00
	2016	15.44	15.27	0.00
	2017	15.27	15.21	0.00
	2018	15.21	14.99	0.00
	2019	14.99	15.53	0.00

159

	At 2.35 Separate Account Charge:
INVESTMENT DIVISION	YEAR	BEGINNING OF YEAR ACCUMULATION UNIT VALUE	END OF YEAR ACCUMULATION UNIT VALUE	NUMBER OF ACCUMULATION UNITS END OF YEAR
American Funds Global Small Capitalization Investment Division (Class 2) (10/7/2011)	2011	21.15	21.77	1,436.29
	2012	21.77	25.12	589.52
	2013	25.12	31.48	516.90
	2014	31.48	31.40	540.06
	2015	31.40	30.75	554.04
	2016	30.75	30.67	573.53
	2017	30.67	37.72	518.43
	2018	37.72	32.95	572.83
	2019	32.95	42.33	516.98
American Funds Growth-Income Investment Division (Class 2) (10/7/2011)	2011	72.73	77.68	520.88
	2012	77.68	89.13	165.24
	2013	89.13	116.23	142.17
	2014	116.23	125.60	134.55
	2015	125.60	124.47	137.94
	2016	124.47	135.59	1,873.99
	2017	135.59	162.09	1,764.91
	2018	162.09	155.48	1,605.58
	2019	155.48	191.56	1,480.07
The assets of the BlackRock Large Cap Value Portfolio of Brighthouse Funds Trust II merged into MFS® Value Investment Division of Brighthouse Funds Trust II on April 30, 2018. Accumulation Unit Values prior to April 30, 2018 are those of the BlackRock Large Cap Value Portfolio.
The assets of the Pyramis® Managed Risk Portfolio of Brighthouse Funds Trust I merged into Schroders Global Multi-Asset Portfolio of Brighthouse Funds Trust I on April 30, 2018. Accumulation Unit Values prior to April 30, 2018 are those of the Pyramis® Managed Risk Portfolio.
The assets of the Allianz Global Investors Dynamic Multi-Asset Plus Portfolio of Brighthouse Funds Trust I merged into JPMorgan Global Active Allocation Portfolio of Brighthouse Funds Trust I on April 30, 2018. Accumulation Unit Values prior to April 30, 2018 are those of the Allianz Global Investors Dynamic Multi-Asset Plus Portfolio.
The assets of the Lord Abbett Bond Debenture Investment Division of the Met Investors Fund merged into Western Asset Management Strategic Bond Opportunities Investment Division of the Metropolitan Fund on May 2, 2016. Accumulation Unit Values prior to May 2, 2016 are those of the Lord Abbett Bond Debenture Investment Division.
The assets of the Pioneer Strategic Income Investment Division of the Met Investors Fund merged into Western Asset Management Strategic Bond Opportunities Investment Division of the Metropolitan Fund on May 2, 2016. Accumulation Unit Values prior to May 2, 2016 are those of the Pioneer Strategic Income Investment Division.
The assets of the ClearBridge Aggressive Growth II Investment Division of the Met Investors Fund merged into ClearBridge Aggressive Growth Investment Division of the Met Investors Fund on April 28, 2014. Accumulation Unit Values prior to April 28, 2014 are those of the ClearBridge Aggressive Growth II Investment Division.
The assets of the MetLife Growth Strategy Investment Division of the Met Investors Fund merged into MetLife Asset Allocation 80 Investment Division of the Metropolitan Fund on April 28, 2014. Accumulation Unit Values prior to April 28, 2014 are those of the MetLife Growth Strategy Investment Division.
The assets of the Met/Franklin Income Investment Division of the Met Investors Fund were merged into Loomis Sayles Global Markets Investment Division of the Met Investors Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Met/Franklin Income Investment Division.
The assets of the Met/Franklin Mutual Shares Investment Division of the Met Investors Fund were merged into MFS® Value Investment Division of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Met/Franklin Mutual Shares Investment Division.
The assets of the Met/Franklin Templeton Founding Strategy Investment Division of the Met Investors Fund were merged into MetLife Growth Strategy Investment Division of the Met Investors Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Met/Franklin Templeton Founding Strategy Investment Division.
160

The assets of the MLA Mid Cap Investment Division of the Met Investors Fund were merged into Neuberger Berman Genesis Investment Division of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the MLA Mid Cap Investment Division.
The assets of the RCM Technology Investment Division of the Met Investors Fund were merged into T. Rowe Price Large Cap Growth Investment Division of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the RCM Technology Investment Division.
The assets of the Met/Templeton Growth Investment Division of the Met Investors Fund were merged into Oppenheimer Global Equity Investment Division of the Met Investors Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Met/Templeton Growth Investment Division.
The assets of the Oppenheimer Global Equity Investment Division of the Metropolitan Fund were merged into Oppenheimer Global Equity Investment Division of the Met Investors Trust on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Oppenheimer Global Equity Portfolio of the Metropolitan Fund.
The C Class shares of the JP Morgan Core Bond Investment Division of the Met Investors Fund were exchanged for B Class shares of the JP Morgan Core Bond Investment Division of the Met Investors Fund on April 29, 2013.
The assets of the Oppenheimer Capital Appreciation Investment Division of the Met Investors Fund were merged into the Jennison Growth Investment Division of the Metropolitan Fund on April 30, 2012. Accumulation Unit Values prior to April 30, 2012 are those of the Oppenheimer Capital Appreciation Investment Division.
The assets of the Lord Abbett Mid Cap Value Investment Division (formerly the Neuberger Berman Mid Cap Value Division) of the Metropolitan Fund were merged into the Lord Abbett Mid Cap Value Investment Division of the Met Investors Fund on April 30, 2012. Accumulation Unit Values prior to April 30, 2012 are those of the Lord Abbett Mid Cap Value Investment Division of the Metropolitan Fund.
161

FINANCIAL STATEMENTS
The financial statements and financial highlights comprising each of the Investment Divisions of the Separate Account and the consolidated financial statements of the Company are included herein.
The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.
162

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
Metropolitan Life Separate Account E
and Board of Directors of
Metropolitan Life Insurance Company

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statements of assets and liabilities of
Metropolitan Life Separate Account E (the "Separate Account") of Metropolitan
Life Insurance Company (the "Company") comprising each of the individual
Divisions listed in Notes 2 and 3A as of December 31, 2019, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights in Note 8 for each of the five years in the period then ended for the Divisions, except for the Divisions included in the table below;
the related statements of operations, changes in net assets, and the financial highlights for the Divisions and periods indicated in the table below; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Divisions constituting the Separate Account of the Company as of
December 31, 2019, and the results of their operations for the year then ended
(or for the periods listed in the table below), the changes in their net assets for each of the two years in the period then ended (or for the periods listed in the table below), and the financial highlights for each of the five years in the period then ended (or for the periods listed in the table below), in conformity with accounting principles generally accepted in the United States of America.

-------------------------------------------------------------------------------------------------------

     INDIVIDUAL DIVISIONS                            STATEMENTS OF
    COMPRISING THE SEPARATE      STATEMENT OF         CHANGES IN
            ACCOUNT               OPERATIONS          NET ASSETS            FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------

  American Funds(R) Global    For the year ended  For the years ended  For the years ended December 31,
  Growth Division             December 31, 2019   December 31, 2019    2019, 2018, 2017 and 2016
  Delaware VIP Small Cap                          and 2018             (commenced October 31, 2013
  Value Division                                                       and began transactions in 2016)
  Fidelity(R) VIP Mid Cap
  Division
  FTVIPT Templeton
  Developing Markets VIP
  Division
  FTVIPT Templeton Foreign
  VIP Division
  Janus Henderson Enterprise
  Division
  LMPVET ClearBridge
  Variable Appreciation
  Division
  LMPVET ClearBridge
  Variable Dividend Strategy
  Division
  LMPVET ClearBridge
  Variable Large Gap Growth
  Division
  LMPVET ClearBridge
  Variable Small Gap Growth
  Division
  LMPVIT Western Asset
  Core Plus Division

-------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

     INDIVIDUAL DIVISIONS                             STATEMENTS OF
    COMPRISING THE SEPARATE      STATEMENT OF          CHANGES IN
            ACCOUNT               OPERATIONS           NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------

  BHFTI Brighthouse/Artisan   For the year ended   For the years ended
  International Division      December 31, 2019    December 31, 2019
  BHFTI Wells Capital                              and 2018
  Management Mid Cap
  Value Division
  BlackRock Global
  Allocation V.I. Division
  Ivy VIP Asset Strategy
  Division
  PIMCO VIT Dynamic
  Bond Division

------------------------------------------------------------------------------------------------------------------------------------
  BHFTI Invesco Comstock      For the year ended   For the years ended
  Division                    December 31, 2019    December 31, 2019
  BHFTI T. Rowe Price Large                        and 2018
  Cap Value Division
  TAP 1919 Variable Socially
  Responsive Balanced
  Division

------------------------------------------------------------------------------------------------------------------------------------
  BHFTI TCW Core Fixed        For the year ended   For the years ended
  Income Division             December 31, 2019    December 31, 2019
                                                   and 2018

------------------------------------------------------------------------------------------------------------------------------------
  Fidelity(R) VIP Freedom     For the year ended   For the years ended
  2020 Division               December 31, 2019    December 31, 2019
  Fidelity(R) VIP Freedom                          and 2018
  2025 Division
  Fidelity(R) VIP Freedom
  2030 Division
  Fidelity(R) VIP Freedom
  2040 Division
  Fidelity(R) VIP Freedom
  2050 Division

------------------------------------------------------------------------------------------------------------------------------------
  Fidelity(R) VIP Freedom     For the year ended   For the year ended December 31, 2019 and the period
  2035 Division               December 31, 2019    from April 30, 2018 (commencement of operations)
  Fidelity(R) VIP Freedom                          through December 31, 2018
  2045 Division

------------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Multi-   For the period from  For the period from
  Alternatives Fund/VA        January 1, 2019 to   January 1, 2019 to
  Division                    April 26, 2019       April 26, 2019 and
                                                   the year ended
                                                   December 31, 2018

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

     INDIVIDUAL DIVISIONS
    COMPRISING THE SEPARATE
            ACCOUNT                FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------

  BHFTI Brighthouse/Artisan   For the years ended December 31,
  International Division      2019, 2018, 2017, 2016, and 2015
  BHFTI Wells Capital         (commenced November 19, 2014
  Management Mid Cap          and began transactions in 2015)
  Value Division
  BlackRock Global
  Allocation V.I. Division
  Ivy VIP Asset Strategy
  Division
  PIMCO VIT Dynamic
  Bond Division

------------------------------------------------------------------------------------------------------------------------------------
  BHFTI Invesco Comstock      For the years ended December 31,
  Division                    2019, 2018, 2017, 2016 and 2015
  BHFTI T. Rowe Price Large   (commenced December 13, 2013
  Cap Value Division          and began transactions in 2015)
  TAP 1919 Variable Socially
  Responsive Balanced
  Division

------------------------------------------------------------------------------------------------------------------------------------
  BHFTI TCW Core Fixed        For the years ended December 31,
  Income Division             2019, 2018, 2017, 2016, and the
                              period from May 1, 2015
                              (commencement of operations)
                              through December 31, 2015

------------------------------------------------------------------------------------------------------------------------------------
  Fidelity(R) VIP Freedom     For the years ended December 31,
  2020 Division               2019, 2018, 2017 and 2016
  Fidelity(R) VIP Freedom     (commenced May 1, 2015 and
  2025 Division               began transactions in 2016)
  Fidelity(R) VIP Freedom
  2030 Division
  Fidelity(R) VIP Freedom
  2040 Division
  Fidelity(R) VIP Freedom
  2050 Division

------------------------------------------------------------------------------------------------------------------------------------
  Fidelity(R) VIP Freedom
  2035 Division
  Fidelity(R) VIP Freedom
  2045 Division

------------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Multi-   For the period January 1, 2019 to
  Alternatives Fund/VA        April 26, 2019 (the closure of
  Division                    operations), for the year ended
                              December 31, 2018, and for the
                              period April 28, 2017
                              (commencement of operations)
                              through December 31, 2017

------------------------------------------------------------------------------------------------------------------------------------

BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on the Separate Account's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate
Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting.
Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2019, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Tampa, Florida
March 27, 2020

We have served as the Separate Account's auditor since 1984.

This page is intentionally left blank.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2019

                                                                                           AMERICAN FUNDS(R)
                                             AMERICAN FUNDS(R)      AMERICAN FUNDS(R)        GLOBAL SMALL         AMERICAN FUNDS(R)
                                                   BOND               GLOBAL GROWTH         CAPITALIZATION             GROWTH
                                                 DIVISION               DIVISION               DIVISION               DIVISION
                                           --------------------   --------------------   --------------------   --------------------

ASSETS:
   Investments at fair value............   $         77,224,153   $            242,938   $        437,123,742   $      1,023,148,166
   Due from Metropolitan Life
     Insurance Company..................                     --                     --                     --                      1
                                           --------------------   --------------------   --------------------   --------------------
        Total Assets....................             77,224,153                242,938            437,123,742          1,023,148,167
                                           --------------------   --------------------   --------------------   --------------------
LIABILITIES:
   Accrued fees.........................                     87                      3                    136                     75
   Due to Metropolitan Life
     Insurance Company..................                     --                     --                     --                     --
                                           --------------------   --------------------   --------------------   --------------------
        Total Liabilities...............                     87                      3                    136                     75
                                           --------------------   --------------------   --------------------   --------------------

NET ASSETS..............................   $         77,224,066   $            242,935   $        437,123,606   $      1,023,148,092
                                           ====================   ====================   ====================   ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $         77,092,465   $            242,935   $        436,488,174   $      1,021,966,126
   Net assets from contracts in payout..                131,601                     --                635,432              1,181,966
                                           --------------------   --------------------   --------------------   --------------------
        Total Net Assets................   $         77,224,066   $            242,935   $        437,123,606   $      1,023,148,092
                                           ====================   ====================   ====================   ====================

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                                                                         BHFTI AMERICAN        BHFTI AMERICAN
                                            AMERICAN FUNDS(R)      BHFTI AB GLOBAL      FUNDS(R) BALANCED      FUNDS(R) GROWTH
                                              GROWTH-INCOME      DYNAMIC ALLOCATION        ALLOCATION            ALLOCATION
                                                DIVISION              DIVISION              DIVISION              DIVISION
                                          --------------------  --------------------  --------------------  --------------------

ASSETS:
   Investments at fair value............  $        767,275,644  $      1,348,392,187  $        800,925,922  $        451,501,054
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           767,275,644         1,348,392,187           800,925,922           451,501,054
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    66                    37                    66                    35
   Due to Metropolitan Life
     Insurance Company..................                    --                     1                     1                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    66                    38                    67                    36
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        767,275,578  $      1,348,392,149  $        800,925,855  $        451,501,018
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        765,655,537  $      1,348,254,354  $        800,520,020  $        451,278,119
   Net assets from contracts in payout..             1,620,041               137,795               405,835               222,899
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        767,275,578  $      1,348,392,149  $        800,925,855  $        451,501,018
                                          ====================  ====================  ====================  ====================

                                                                   BHFTI AMERICAN                              BHFTI BLACKROCK
                                             BHFTI AMERICAN       FUNDS(R) MODERATE     BHFTI AQR GLOBAL       GLOBAL TACTICAL
                                             FUNDS(R) GROWTH         ALLOCATION           RISK BALANCED          STRATEGIES
                                                DIVISION              DIVISION              DIVISION              DIVISION
                                          --------------------  --------------------  --------------------  --------------------

ASSETS:
   Investments at fair value............  $        333,656,508  $        786,219,737  $      1,036,049,567  $      1,726,223,593
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                     1                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           333,656,508           786,219,737         1,036,049,568         1,726,223,593
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    59                    32                    23                    44
   Due to Metropolitan Life
     Insurance Company..................                    --                     1                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    59                    33                    23                    44
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        333,656,449  $        786,219,704  $      1,036,049,545  $      1,726,223,549
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        333,581,062  $        785,675,536  $      1,035,987,184  $      1,726,002,398
   Net assets from contracts in payout..                75,387               544,168                62,361               221,151
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        333,656,449  $        786,219,704  $      1,036,049,545  $      1,726,223,549
                                          ====================  ====================  ====================  ====================

                                             BHFTI BLACKROCK      BHFTI BRIGHTHOUSE
                                               HIGH YIELD       ASSET ALLOCATION 100
                                                DIVISION              DIVISION
                                          --------------------  --------------------

ASSETS:
   Investments at fair value............  $            449,646  $        237,520,307
   Due from Metropolitan Life
     Insurance Company..................                    --                    --
                                          --------------------  --------------------
        Total Assets....................               449,646           237,520,307
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    20                    60
   Due to Metropolitan Life
     Insurance Company..................                    --                     1
                                          --------------------  --------------------
        Total Liabilities...............                    20                    61
                                          --------------------  --------------------

NET ASSETS..............................  $            449,626  $        237,520,246
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            449,626  $        231,028,735
   Net assets from contracts in payout..                    --             6,491,511
                                          --------------------  --------------------
        Total Net Assets................  $            449,626  $        237,520,246
                                          ====================  ====================

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                                                                       BHFTI BRIGHTHOUSE/    BHFTI BRIGHTHOUSE/
                                            BHFTI BRIGHTHOUSE     BHFTI BRIGHTHOUSE     ABERDEEN EMERGING          ARTISAN
                                              BALANCED PLUS        SMALL CAP VALUE       MARKETS EQUITY         INTERNATIONAL
                                                DIVISION              DIVISION              DIVISION              DIVISION
                                          --------------------  --------------------  --------------------  --------------------

ASSETS:
   Investments at fair value............  $      3,610,425,468  $         17,894,769  $         46,669,869  $              2,094
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................         3,610,425,468            17,894,769            46,669,869                 2,094
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    24                    28                    52                     4
   Due to Metropolitan Life
     Insurance Company..................                     1                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    25                    28                    52                     4
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $      3,610,425,443  $         17,894,741  $         46,669,817  $              2,090
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      3,609,931,175  $         17,894,741  $         46,661,107  $              2,090
   Net assets from contracts in payout..               494,268                    --                 8,710                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $      3,610,425,443  $         17,894,741  $         46,669,817  $              2,090
                                          ====================  ====================  ====================  ====================

                                                                 BHFTI BRIGHTHOUSE/                          BHFTI BRIGHTHOUSE/
                                           BHFTI BRIGHTHOUSE/         FRANKLIN         BHFTI BRIGHTHOUSE/        WELLINGTON
                                               EATON VANCE          LOW DURATION            TEMPLETON             LARGE CAP
                                              FLOATING RATE         TOTAL RETURN       INTERNATIONAL BOND         RESEARCH
                                                DIVISION              DIVISION              DIVISION              DIVISION
                                          --------------------  --------------------  --------------------  --------------------

ASSETS:
   Investments at fair value............  $         26,783,966  $         73,642,950  $          5,449,882  $        741,294,881
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................            26,783,966            73,642,950             5,449,882           741,294,881
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    31                    73                    43                   101
   Due to Metropolitan Life
     Insurance Company..................                    --                    --                     1                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    31                    73                    44                   102
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $         26,783,935  $         73,642,877  $          5,449,838  $        741,294,779
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         26,783,935  $         73,582,757  $          5,449,838  $        731,816,127
   Net assets from contracts in payout..                    --                60,120                    --             9,478,652
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $         26,783,935  $         73,642,877  $          5,449,838  $        741,294,779
                                          ====================  ====================  ====================  ====================

                                                                    BHFTI HARRIS
                                              BHFTI CLARION            OAKMARK
                                           GLOBAL REAL ESTATE       INTERNATIONAL
                                                DIVISION              DIVISION
                                          --------------------  --------------------

ASSETS:
   Investments at fair value............  $        182,528,864  $        425,579,737
   Due from Metropolitan Life
     Insurance Company..................                     5                    --
                                          --------------------  --------------------
        Total Assets....................           182,528,869           425,579,737
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   124                   123
   Due to Metropolitan Life
     Insurance Company..................                    --                     1
                                          --------------------  --------------------
        Total Liabilities...............                   124                   124
                                          --------------------  --------------------

NET ASSETS..............................  $        182,528,745  $        425,579,613
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        182,300,676  $        424,697,006
   Net assets from contracts in payout..               228,069               882,607
                                          --------------------  --------------------
        Total Net Assets................  $        182,528,745  $        425,579,613
                                          ====================  ====================

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                              BHFTI INVESCO
                                              BALANCED-RISK         BHFTI INVESCO         BHFTI INVESCO         BHFTI INVESCO
                                               ALLOCATION             COMSTOCK            GLOBAL EQUITY       SMALL CAP GROWTH
                                                DIVISION              DIVISION              DIVISION              DIVISION
                                          --------------------  --------------------  --------------------  --------------------

ASSETS:
   Investments at fair value............  $        461,843,484  $             57,882  $        261,214,829  $         51,053,997
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           461,843,484                57,882           261,214,829            51,053,997
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    29                    12                   105                   132
   Due to Metropolitan Life
     Insurance Company..................                    --                    --                     3                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    29                    12                   108                   133
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        461,843,455  $             57,870  $        261,214,721  $         51,053,864
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        461,747,115  $             57,870  $        260,897,881  $         51,011,844
   Net assets from contracts in payout..                96,340                    --               316,840                42,020
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        461,843,455  $             57,870  $        261,214,721  $         51,053,864
                                          ====================  ====================  ====================  ====================

                                                                        BHFTI
                                             BHFTI JPMORGAN        JPMORGAN GLOBAL       BHFTI JPMORGAN      BHFTI LOOMIS SAYLES
                                                CORE BOND         ACTIVE ALLOCATION      SMALL CAP VALUE      GLOBAL ALLOCATION
                                                DIVISION              DIVISION              DIVISION              DIVISION
                                          --------------------  --------------------  --------------------  ---------------------

ASSETS:
   Investments at fair value............  $         74,355,010  $        803,699,993  $         18,936,979  $        107,109,844
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  ---------------------
        Total Assets....................            74,355,010           803,699,993            18,936,979           107,109,844
                                          --------------------  --------------------  --------------------  ---------------------
LIABILITIES:
   Accrued fees.........................                    25                    32                    57                    43
   Due to Metropolitan Life
     Insurance Company..................                     1                     1                     1                     1
                                          --------------------  --------------------  --------------------  ---------------------
        Total Liabilities...............                    26                    33                    58                    44
                                          --------------------  --------------------  --------------------  ---------------------

NET ASSETS..............................  $         74,354,984  $        803,699,960  $         18,936,921  $        107,109,800
                                          ====================  ====================  ====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         74,321,566  $        803,679,006  $         18,934,800  $        107,099,583
   Net assets from contracts in payout..                33,418                20,954                 2,121                10,217
                                          --------------------  --------------------  --------------------  ---------------------
        Total Net Assets................  $         74,354,984  $        803,699,960  $         18,936,921  $        107,109,800
                                          ====================  ====================  ====================  =====================

                                                                     BHFTI METLIFE
                                           BHFTI LOOMIS SAYLES        MULTI-INDEX
                                                 GROWTH              TARGETED RISK
                                                DIVISION               DIVISION
                                          ---------------------  --------------------

ASSETS:
   Investments at fair value............  $        467,060,252   $        884,702,407
   Due from Metropolitan Life
     Insurance Company..................                    --                     --
                                          ---------------------  --------------------
        Total Assets....................           467,060,252            884,702,407
                                          ---------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   114                     31
   Due to Metropolitan Life
     Insurance Company..................                     1                     --
                                          ---------------------  --------------------
        Total Liabilities...............                   115                     31
                                          ---------------------  --------------------

NET ASSETS..............................  $        467,060,137   $        884,702,376
                                          =====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        466,835,670   $        884,643,127
   Net assets from contracts in payout..               224,467                 59,249
                                          ---------------------  --------------------
        Total Net Assets................  $        467,060,137   $        884,702,376
                                          =====================  ====================

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                              BHFTI MFS(R)              BHFTI               BHFTI                 BHFTI
                                                RESEARCH           MORGAN STANLEY      PANAGORA GLOBAL       PIMCO INFLATION
                                              INTERNATIONAL           DISCOVERY       DIVERSIFIED RISK       PROTECTED BOND
                                                DIVISION              DIVISION            DIVISION              DIVISION
                                          --------------------  -------------------  -------------------  --------------------

ASSETS:
   Investments at fair value............  $        168,375,513  $       423,750,368  $        84,293,139  $        327,258,667
   Due from Metropolitan Life
     Insurance Company..................                    --                   --                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
        Total Assets....................           168,375,513          423,750,368           84,293,139           327,258,667
                                          --------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   142                  121                   34                    81
   Due to Metropolitan Life
     Insurance Company..................                     1                   --                    1                     1
                                          --------------------  -------------------  -------------------  --------------------
        Total Liabilities...............                   143                  121                   35                    82
                                          --------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $        168,375,370  $       423,750,247  $        84,293,104  $        327,258,585
                                          ====================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        167,923,556  $       422,925,388  $        84,265,591  $        326,794,733
   Net assets from contracts in payout..               451,814              824,859               27,513               463,852
                                          --------------------  -------------------  -------------------  --------------------
        Total Net Assets................  $        168,375,370  $       423,750,247  $        84,293,104  $        327,258,585
                                          ====================  ===================  ===================  ====================

                                                                                             BHFTI
                                              BHFTI PIMCO         BHFTI SCHRODERS         SSGA GROWTH              BHFTI
                                             TOTAL RETURN       GLOBAL MULTI-ASSET      AND INCOME ETF        SSGA GROWTH ETF
                                               DIVISION              DIVISION              DIVISION              DIVISION
                                          -------------------  --------------------  --------------------  -------------------

ASSETS:
   Investments at fair value............  $       715,395,471  $        802,843,493  $        680,227,036  $       138,322,375
   Due from Metropolitan Life
     Insurance Company..................                   --                    --                    --                   --
                                          -------------------  --------------------  --------------------  -------------------
        Total Assets....................          715,395,471           802,843,493           680,227,036          138,322,375
                                          -------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  101                    47                    64                   79
   Due to Metropolitan Life
     Insurance Company..................                   --                    --                     1                   --
                                          -------------------  --------------------  --------------------  -------------------
        Total Liabilities...............                  101                    47                    65                   79
                                          -------------------  --------------------  --------------------  -------------------

NET ASSETS..............................  $       715,395,370  $        802,843,446  $        680,226,971  $       138,322,296
                                          ===================  ====================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       714,695,366  $        802,631,612  $        680,019,542  $       138,299,471
   Net assets from contracts in payout..              700,004               211,834               207,429               22,825
                                          -------------------  --------------------  --------------------  -------------------
        Total Net Assets................  $       715,395,370  $        802,843,446  $        680,226,971  $       138,322,296
                                          ===================  ====================  ====================  ===================

                                          BHFTI T. ROWE PRICE    BHFTI T. ROWE PRICE
                                            LARGE CAP VALUE        MID CAP GROWTH
                                               DIVISION               DIVISION
                                          --------------------  --------------------

ASSETS:
   Investments at fair value............  $           725,950   $        484,527,176
   Due from Metropolitan Life
     Insurance Company..................                   --                     --
                                          --------------------  --------------------
        Total Assets....................              725,950            484,527,176
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    7                     80
   Due to Metropolitan Life
     Insurance Company..................                    1                      1
                                          --------------------  --------------------
        Total Liabilities...............                    8                     81
                                          --------------------  --------------------

NET ASSETS..............................  $           725,942   $        484,527,095
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $           725,942   $        483,978,376
   Net assets from contracts in payout..                   --                548,719
                                          --------------------  --------------------
        Total Net Assets................  $           725,942   $        484,527,095
                                          ====================  ====================

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                                                    BHFTI VICTORY          BHFTI WELLS          BHFTI WESTERN
                                             BHFTI TCW CORE           SYCAMORE         CAPITAL MANAGEMENT     ASSET MANAGEMENT
                                              FIXED INCOME          MID CAP VALUE         MID CAP VALUE       GOVERNMENT INCOME
                                                DIVISION              DIVISION              DIVISION              DIVISION
                                          --------------------  --------------------  --------------------  --------------------

ASSETS:
   Investments at fair value............  $            240,536  $        361,807,821  $            368,969  $        376,497,303
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................               240,536           361,807,821               368,969           376,497,303
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    16                   112                    11                    38
   Due to Metropolitan Life
     Insurance Company..................                    --                    --                    --                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    16                   112                    11                    39
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $            240,520  $        361,807,709  $            368,958  $        376,497,264
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            240,520  $        361,067,068  $            368,958  $        376,437,487
   Net assets from contracts in payout..                    --               740,641                    --                59,777
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $            240,520  $        361,807,709  $            368,958  $        376,497,264
                                          ====================  ====================  ====================  ====================

                                                 BHFTII                                                       BHFTII BLACKROCK
                                             BAILLIE GIFFORD      BHFTII BLACKROCK      BHFTII BLACKROCK         ULTRA-SHORT
                                           INTERNATIONAL STOCK       BOND INCOME      CAPITAL APPRECIATION        TERM BOND
                                                DIVISION              DIVISION              DIVISION              DIVISION
                                          --------------------  --------------------  --------------------  --------------------

ASSETS:
   Investments at fair value............  $        123,603,345  $        384,830,785  $        192,688,304  $         44,981,704
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                     5                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           123,603,345           384,830,785           192,688,309            44,981,705
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    97                    94                   105                    69
   Due to Metropolitan Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    97                    94                   105                    69
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        123,603,248  $        384,830,691  $        192,688,204  $         44,981,636
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        123,216,978  $        382,694,429  $        191,487,455  $         44,672,954
   Net assets from contracts in payout..               386,270             2,136,262             1,200,749               308,682
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        123,603,248  $        384,830,691  $        192,688,204  $         44,981,636
                                          ====================  ====================  ====================  ====================

                                           BHFTII BRIGHTHOUSE    BHFTII BRIGHTHOUSE
                                           ASSET ALLOCATION 20   ASSET ALLOCATION 40
                                                DIVISION              DIVISION
                                          --------------------  --------------------

ASSETS:
   Investments at fair value............  $        321,894,578  $        908,735,754
   Due from Metropolitan Life
     Insurance Company..................                    --                    --
                                          --------------------  --------------------
        Total Assets....................           321,894,578           908,735,754
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    79                    70
   Due to Metropolitan Life
     Insurance Company..................                    --                     1
                                          --------------------  --------------------
        Total Liabilities...............                    79                    71
                                          --------------------  --------------------

NET ASSETS..............................  $        321,894,499  $        908,735,683
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        321,514,573  $        907,249,934
   Net assets from contracts in payout..               379,926             1,485,749
                                          --------------------  --------------------
        Total Net Assets................  $        321,894,499  $        908,735,683
                                          ====================  ====================

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                                                                                             BHFTII BRIGHTHOUSE/
                                                                                       BHFTII BRIGHTHOUSE/       DIMENSIONAL
                                           BHFTII BRIGHTHOUSE    BHFTII BRIGHTHOUSE          ARTISAN            INTERNATIONAL
                                           ASSET ALLOCATION 60   ASSET ALLOCATION 80      MID CAP VALUE         SMALL COMPANY
                                                DIVISION              DIVISION              DIVISION              DIVISION
                                          --------------------  --------------------  --------------------  --------------------

ASSETS:
   Investments at fair value............  $      3,165,966,397  $      1,670,395,015  $        186,211,618  $          7,739,450
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................         3,165,966,397         1,670,395,015           186,211,618             7,739,450
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    44                    51                    88                    51
   Due to Metropolitan Life
     Insurance Company..................                     1                    --                    --                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    45                    51                    88                    52
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $      3,165,966,352  $      1,670,394,964  $        186,211,530  $          7,739,398
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      3,163,809,026  $      1,667,586,976  $        185,415,849  $          7,739,398
   Net assets from contracts in payout..             2,157,326             2,807,988               795,681                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $      3,165,966,352  $      1,670,394,964  $        186,211,530  $          7,739,398
                                          ====================  ====================  ====================  ====================

                                                                 BHFTII BRIGHTHOUSE/
                                                                     WELLINGTON              BHFTII
                                           BHFTII BRIGHTHOUSE/       CORE EQUITY            FRONTIER               BHFTII
                                           WELLINGTON BALANCED      OPPORTUNITIES        MID CAP GROWTH        JENNISON GROWTH
                                                DIVISION              DIVISION              DIVISION              DIVISION
                                          --------------------  --------------------  --------------------  --------------------

ASSETS:
   Investments at fair value............  $        574,717,595  $        520,632,946  $        494,555,754  $        211,338,520
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                    --                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           574,717,595           520,632,946           494,555,754           211,338,521
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    42                   121                    95                   103
   Due to Metropolitan Life
     Insurance Company..................                     1                     1                     1                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    43                   122                    96                   103
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        574,717,552  $        520,632,824  $        494,555,658  $        211,338,418
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        565,785,323  $        517,650,617  $        493,171,234  $        210,851,778
   Net assets from contracts in payout..             8,932,229             2,982,207             1,384,424               486,640
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        574,717,552  $        520,632,824  $        494,555,658  $        211,338,418
                                          ====================  ====================  ====================  ====================

                                                 BHFTII                BHFTII
                                              LOOMIS SAYLES         LOOMIS SAYLES
                                             SMALL CAP CORE       SMALL CAP GROWTH
                                                DIVISION              DIVISION
                                          --------------------  --------------------

ASSETS:
   Investments at fair value............  $        157,396,720  $         57,340,365
   Due from Metropolitan Life
     Insurance Company..................                     4                    --
                                          --------------------  --------------------
        Total Assets....................           157,396,724            57,340,365
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   124                    73
   Due to Metropolitan Life
     Insurance Company..................                    --                    --
                                          --------------------  --------------------
        Total Liabilities...............                   124                    73
                                          --------------------  --------------------

NET ASSETS..............................  $        157,396,600  $         57,340,292
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        156,342,311  $         57,288,042
   Net assets from contracts in payout..             1,054,289                52,250
                                          --------------------  --------------------
        Total Net Assets................  $        157,396,600  $         57,340,292
                                          ====================  ====================

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                             BHFTII METLIFE         BHFTII METLIFE        BHFTII METLIFE       BHFTII METLIFE
                                          AGGREGATE BOND INDEX    MID CAP STOCK INDEX   MSCI EAFE(R) INDEX  RUSSELL 2000(R) INDEX
                                                DIVISION               DIVISION              DIVISION             DIVISION
                                          ---------------------  --------------------  -------------------  ---------------------

ASSETS:
   Investments at fair value............   $       952,097,710   $       500,876,250   $       460,668,654  $       330,807,520
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                    --                   --
                                          ---------------------  --------------------  -------------------  ---------------------
        Total Assets....................           952,097,710           500,876,250           460,668,654          330,807,520
                                          ---------------------  --------------------  -------------------  ---------------------
LIABILITIES:
   Accrued fees.........................                    79                   121                   112                  135
   Due to Metropolitan Life
     Insurance Company..................                    --                     1                     1                   --
                                          ---------------------  --------------------  -------------------  ---------------------
        Total Liabilities...............                    79                   122                   113                  135
                                          ---------------------  --------------------  -------------------  ---------------------

NET ASSETS..............................   $       952,097,631   $       500,876,128   $       460,668,541  $       330,807,385
                                          =====================  ====================  ===================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $       948,958,002   $       499,891,989   $       460,033,041  $       330,357,943
   Net assets from contracts in payout..             3,139,629               984,139               635,500              449,442
                                          ---------------------  --------------------  -------------------  ---------------------
        Total Net Assets................   $       952,097,631   $       500,876,128   $       460,668,541  $       330,807,385
                                          =====================  ====================  ===================  =====================

                                                                                                                   BHFTII
                                             BHFTII METLIFE         BHFTII MFS(R)                             NEUBERGER BERMAN
                                               STOCK INDEX          TOTAL RETURN       BHFTII MFS(R) VALUE         GENESIS
                                                DIVISION              DIVISION              DIVISION              DIVISION
                                          --------------------  --------------------  --------------------  --------------------

ASSETS:
   Investments at fair value............  $      3,037,442,438  $        123,762,557  $        665,585,486  $        287,729,749
   Due from Metropolitan Life
     Insurance Company..................                     1                    --                    --                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................         3,037,442,439           123,762,557           665,585,486           287,729,750
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    88                    80                   135                    99
   Due to Metropolitan Life
     Insurance Company..................                    --                    --                     3                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    88                    80                   138                    99
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $      3,037,442,351  $        123,762,477  $        665,585,348  $        287,729,651
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      2,992,629,048  $        121,802,116  $        658,702,654  $        286,770,236
   Net assets from contracts in payout..            44,813,303             1,960,361             6,882,694               959,415
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $      3,037,442,351  $        123,762,477  $        665,585,348  $        287,729,651
                                          ====================  ====================  ====================  ====================

                                                 BHFTII                BHFTII
                                              T. ROWE PRICE         T. ROWE PRICE
                                            LARGE CAP GROWTH      SMALL CAP GROWTH
                                                DIVISION              DIVISION
                                          --------------------  --------------------

ASSETS:
   Investments at fair value............  $        629,369,514  $        455,812,360
   Due from Metropolitan Life
     Insurance Company..................                    --                    --
                                          --------------------  --------------------
        Total Assets....................           629,369,514           455,812,360
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   125                   108
   Due to Metropolitan Life
     Insurance Company..................                     1                     1
                                          --------------------  --------------------
        Total Liabilities...............                   126                   109
                                          --------------------  --------------------

NET ASSETS..............................  $        629,369,388  $        455,812,251
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        617,233,111  $        455,177,733
   Net assets from contracts in payout..            12,136,277               634,518
                                          --------------------  --------------------
        Total Net Assets................  $        629,369,388  $        455,812,251
                                          ====================  ====================

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                                                   BHFTII WESTERN
                                                 BHFTII           ASSET MANAGEMENT        BHFTII WESTERN
                                             VAN ECK GLOBAL        STRATEGIC BOND        ASSET MANAGEMENT           BLACKROCK
                                            NATURAL RESOURCES       OPPORTUNITIES         U.S. GOVERNMENT    GLOBAL ALLOCATION V.I.
                                                DIVISION              DIVISION               DIVISION               DIVISION
                                          --------------------  --------------------  ---------------------  ----------------------

ASSETS:
   Investments at fair value............  $         26,913,875  $        422,719,843  $         130,271,405   $             102,037
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                     --                      --
                                          --------------------  --------------------  ---------------------  ----------------------
        Total Assets....................            26,913,875           422,719,843            130,271,405                 102,037
                                          --------------------  --------------------  ---------------------  ----------------------
LIABILITIES:
   Accrued fees.........................                    48                   140                    147                      14
   Due to Metropolitan Life
     Insurance Company..................                    --                    --                      1                      --
                                          --------------------  --------------------  ---------------------  ----------------------
        Total Liabilities...............                    48                   140                    148                      14
                                          --------------------  --------------------  ---------------------  ----------------------

NET ASSETS..............................  $         26,913,827  $        422,719,703  $         130,271,257   $             102,023
                                          ====================  ====================  =====================  ======================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         26,913,827  $        420,925,276  $         130,023,769   $             102,023
   Net assets from contracts in payout..                    --             1,794,427                247,488                      --
                                          --------------------  --------------------  ---------------------  ----------------------
        Total Net Assets................  $         26,913,827  $        422,719,703  $         130,271,257   $             102,023
                                          ====================  ====================  =====================  ======================

                                               CALVERT VP             CALVERT VP           DELAWARE VIP          FIDELITY(R) VIP
                                              SRI BALANCED            SRI MID CAP         SMALL CAP VALUE          CONTRAFUND
                                                DIVISION               DIVISION              DIVISION               DIVISION
                                          --------------------  ---------------------  ---------------------  --------------------

ASSETS:
   Investments at fair value............  $         52,926,129  $           8,071,600  $                 702  $            717,811
   Due from Metropolitan Life
     Insurance Company..................                    --                     --                      1                    --
                                          --------------------  ---------------------  ---------------------  --------------------
        Total Assets....................            52,926,129              8,071,600                    703               717,811
                                          --------------------  ---------------------  ---------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    10                     --                      6                     7
   Due to Metropolitan Life
     Insurance Company..................                    --                     --                     --                    --
                                          --------------------  ---------------------  ---------------------  --------------------
        Total Liabilities...............                    10                     --                      6                     7
                                          --------------------  ---------------------  ---------------------  --------------------

NET ASSETS..............................  $         52,926,119  $           8,071,600  $                 697  $            717,804
                                          ====================  =====================  =====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         52,926,119  $           8,071,600  $                 697  $            717,804
   Net assets from contracts in payout..                    --                     --                     --                    --
                                          --------------------  ---------------------  ---------------------  --------------------
        Total Net Assets................  $         52,926,119  $           8,071,600  $                 697  $            717,804
                                          ====================  =====================  =====================  ====================

                                             FIDELITY(R) VIP        FIDELITY(R) VIP
                                              EQUITY-INCOME          FREEDOM 2020
                                                DIVISION               DIVISION
                                          --------------------  ---------------------

ASSETS:
   Investments at fair value............  $         67,252,027  $           2,956,087
   Due from Metropolitan Life
     Insurance Company..................                    --                     --
                                          --------------------  ---------------------
        Total Assets....................            67,252,027              2,956,087
                                          --------------------  ---------------------
LIABILITIES:
   Accrued fees.........................                    11                      8
   Due to Metropolitan Life
     Insurance Company..................                     1                      1
                                          --------------------  ---------------------
        Total Liabilities...............                    12                      9
                                          --------------------  ---------------------

NET ASSETS..............................  $         67,252,015  $           2,956,078
                                          ====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         66,209,696  $           2,956,078
   Net assets from contracts in payout..             1,042,319                     --
                                          --------------------  ---------------------
        Total Net Assets................  $         67,252,015  $           2,956,078
                                          ====================  =====================

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                              FIDELITY(R) VIP        FIDELITY(R) VIP        FIDELITY(R) VIP        FIDELITY(R) VIP
                                               FREEDOM 2025           FREEDOM 2030           FREEDOM 2035           FREEDOM 2040
                                                 DIVISION               DIVISION               DIVISION               DIVISION
                                          ---------------------  ---------------------  ---------------------  ---------------------

ASSETS:
   Investments at fair value............  $           3,657,075  $           4,308,871  $             499,151  $           1,297,837
   Due from Metropolitan Life
     Insurance Company..................                     --                     --                     --                     --
                                          ---------------------  ---------------------  ---------------------  ---------------------
        Total Assets....................              3,657,075              4,308,871                499,151              1,297,837
                                          ---------------------  ---------------------  ---------------------  ---------------------
LIABILITIES:
   Accrued fees.........................                     14                      7                     10                     17
   Due to Metropolitan Life
     Insurance Company..................                     --                      1                     --                     --
                                          ---------------------  ---------------------  ---------------------  ---------------------
        Total Liabilities...............                     14                      8                     10                     17
                                          ---------------------  ---------------------  ---------------------  ---------------------

NET ASSETS..............................  $           3,657,061  $           4,308,863  $             499,141  $           1,297,820
                                          =====================  =====================  =====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $           3,657,061  $           4,308,863  $             499,141  $           1,297,820
   Net assets from contracts in payout..                     --                     --                     --                     --
                                          ---------------------  ---------------------  ---------------------  ---------------------
        Total Net Assets................  $           3,657,061  $           4,308,863  $             499,141  $           1,297,820
                                          =====================  =====================  =====================  =====================

                                             FIDELITY(R) VIP        FIDELITY(R) VIP        FIDELITY(R) VIP        FIDELITY(R) VIP
                                              FREEDOM 2045           FREEDOM 2050         FUNDSMANAGER 50%       FUNDSMANAGER 60%
                                                DIVISION               DIVISION               DIVISION               DIVISION
                                          ---------------------  ---------------------  ---------------------  ---------------------

ASSETS:
   Investments at fair value............  $             851,026  $           1,369,745  $         252,823,113  $         239,540,943
   Due from Metropolitan Life
     Insurance Company..................                     --                     --                     --                     --
                                          ---------------------  ---------------------  ---------------------  ---------------------
        Total Assets....................                851,026              1,369,745            252,823,113            239,540,943
                                          ---------------------  ---------------------  ---------------------  ---------------------
LIABILITIES:
   Accrued fees.........................                     11                     15                     --                     --
   Due to Metropolitan Life
     Insurance Company..................                     --                      1                     --                      1
                                          ---------------------  ---------------------  ---------------------  ---------------------
        Total Liabilities...............                     11                     16                     --                      1
                                          ---------------------  ---------------------  ---------------------  ---------------------

NET ASSETS..............................  $             851,015  $           1,369,729  $         252,823,113  $         239,540,942
                                          =====================  =====================  =====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $             851,015  $           1,369,729  $         252,823,113  $         239,540,942
   Net assets from contracts in payout..                     --                     --                     --                     --
                                          ---------------------  ---------------------  ---------------------  ---------------------
        Total Net Assets................  $             851,015  $           1,369,729  $         252,823,113  $         239,540,942
                                          =====================  =====================  =====================  =====================

                                             FIDELITY(R) VIP
                                            GOVERNMENT MONEY
                                                 MARKET          FIDELITY(R) VIP GROWTH
                                                DIVISION                DIVISION
                                          ---------------------  ----------------------

ASSETS:
   Investments at fair value............  $           5,414,917   $          98,544,772
   Due from Metropolitan Life
     Insurance Company..................                     --                      --
                                          ---------------------  ----------------------
        Total Assets....................              5,414,917              98,544,772
                                          ---------------------  ----------------------
LIABILITIES:
   Accrued fees.........................                     --                      --
   Due to Metropolitan Life
     Insurance Company..................                      1                      --
                                          ---------------------  ----------------------
        Total Liabilities...............                      1                      --
                                          ---------------------  ----------------------

NET ASSETS..............................  $           5,414,916   $          98,544,772
                                          =====================  ======================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $           5,414,916   $          98,544,772
   Net assets from contracts in payout..                     --                      --
                                          ---------------------  ----------------------
        Total Net Assets................  $           5,414,916   $          98,544,772
                                          =====================  ======================

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                             FIDELITY(R) VIP                            FTVIPT TEMPLETON
                                            INVESTMENT GRADE       FIDELITY(R) VIP         DEVELOPING           IVY VIP ASSET
                                                  BOND                 MID CAP             MARKETS VIP            STRATEGY
                                                DIVISION              DIVISION              DIVISION              DIVISION
                                          --------------------  --------------------  --------------------  --------------------

ASSETS:
   Investments at fair value............  $          9,006,440  $            444,179  $             47,311  $              2,083
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................             9,006,440               444,179                47,311                 2,083
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    --                     1                     4                     3
   Due to Metropolitan Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    --                     1                     4                     3
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $          9,006,440  $            444,178  $             47,307  $              2,080
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          9,006,440  $            444,178  $             47,307  $              2,080
   Net assets from contracts in payout..                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $          9,006,440  $            444,178  $             47,307  $              2,080
                                          ====================  ====================  ====================  ====================

                                                                       LMPVET                LMPVET                 LMPVET
                                             JANUS HENDERSON    CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE   CLEARBRIDGE VARIABLE
                                               ENTERPRISE           APPRECIATION        DIVIDEND STRATEGY      LARGE CAP GROWTH
                                                DIVISION              DIVISION              DIVISION               DIVISION
                                          --------------------  --------------------  ---------------------  --------------------

ASSETS:
   Investments at fair value............  $            131,543  $             54,021  $             75,937   $            462,780
   Due from Metropolitan Life
     Insurance Company..................                    --                     1                    --                     --
                                          --------------------  --------------------  ---------------------  --------------------
        Total Assets....................               131,543                54,022                75,937                462,780
                                          --------------------  --------------------  ---------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     6                     4                     5                      8
   Due to Metropolitan Life
     Insurance Company..................                    --                    --                    --                     --
                                          --------------------  --------------------  ---------------------  --------------------
        Total Liabilities...............                     6                     4                     5                      8
                                          --------------------  --------------------  ---------------------  --------------------

NET ASSETS..............................  $            131,537  $             54,018  $             75,932   $            462,772
                                          ====================  ====================  =====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            131,537  $             54,018  $             75,932   $            462,772
   Net assets from contracts in payout..                    --                    --                    --                     --
                                          --------------------  --------------------  ---------------------  --------------------
        Total Net Assets................  $            131,537  $             54,018  $             75,932   $            462,772
                                          ====================  ====================  =====================  ====================

                                                 LMPVET
                                          CLEARBRIDGE VARIABLE     LMPVIT WESTERN
                                            SMALL CAP GROWTH       ASSET CORE PLUS
                                                DIVISION              DIVISION
                                          --------------------  --------------------

ASSETS:
   Investments at fair value............  $             43,539  $             39,558
   Due from Metropolitan Life
     Insurance Company..................                     1                    --
                                          --------------------  --------------------
        Total Assets....................                43,540                39,558
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     5                     1
   Due to Metropolitan Life
     Insurance Company..................                    --                    --
                                          --------------------  --------------------
        Total Liabilities...............                     5                     1
                                          --------------------  --------------------

NET ASSETS..............................  $             43,535  $             39,557
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $             43,535  $             39,557
   Net assets from contracts in payout..                    --                    --
                                          --------------------  --------------------
        Total Net Assets................  $             43,535  $             39,557
                                          ====================  ====================

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2019

                                                                        PIMCO VIT                                    PIMCO VIT
                                           MORGAN STANLEY VIF    COMMODITYREALRETURN(R)        PIMCO VIT         EMERGING MARKETS
                                          GLOBAL INFRASTRUCTURE         STRATEGY             DYNAMIC BOND              BOND
                                                DIVISION                DIVISION               DIVISION              DIVISION
                                          ---------------------  ----------------------  --------------------  --------------------

ASSETS:
   Investments at fair value............  $             68,729    $             34,981   $             85,350  $             60,186
   Due from Metropolitan Life
     Insurance Company..................                     1                      --                     --                    --
                                          ---------------------  ----------------------  --------------------  --------------------
        Total Assets....................                68,730                  34,981                 85,350                60,186
                                          ---------------------  ----------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    16                      11                      7                     8
   Due to Metropolitan Life
     Insurance Company..................                    --                      --                     --                    --
                                          ---------------------  ----------------------  --------------------  --------------------
        Total Liabilities...............                    16                      11                      7                     8
                                          ---------------------  ----------------------  --------------------  --------------------

NET ASSETS..............................  $             68,714    $             34,970   $             85,343  $             60,178
                                          =====================  ======================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $             68,714    $             34,970   $             85,343  $             60,178
   Net assets from contracts in payout..                    --                      --                     --                    --
                                          ---------------------  ----------------------  --------------------  --------------------
        Total Net Assets................  $             68,714    $             34,970   $             85,343  $             60,178
                                          =====================  ======================  ====================  ====================

                                            TAP 1919 VARIABLE
                                           SOCIALLY RESPONSIVE
                                                BALANCED
                                                DIVISION
                                          --------------------

ASSETS:
   Investments at fair value............  $             30,489
   Due from Metropolitan Life
     Insurance Company..................                    --
                                          --------------------
        Total Assets....................                30,489
                                          --------------------
LIABILITIES:
   Accrued fees.........................                     7
   Due to Metropolitan Life
     Insurance Company..................                    --
                                          --------------------
        Total Liabilities...............                     7
                                          --------------------

NET ASSETS..............................  $             30,482
                                          ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $             30,482
   Net assets from contracts in payout..                    --
                                          --------------------
        Total Net Assets................  $             30,482
                                          ====================

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                                                          AMERICAN FUNDS(R)
                                                AMERICAN FUNDS(R)    AMERICAN FUNDS(R)      GLOBAL SMALL        AMERICAN FUNDS(R)
                                                      BOND             GLOBAL GROWTH       CAPITALIZATION            GROWTH
                                                    DIVISION             DIVISION             DIVISION              DIVISION
                                              -------------------  -------------------  --------------------  --------------------

INVESTMENT INCOME:
      Dividends.............................  $         1,968,304  $             3,255  $            651,276  $          7,194,460
                                              -------------------  -------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................              948,717                2,277             5,251,798            12,114,864
      Administrative charges................              158,643                  284               822,183             1,747,680
                                              -------------------  -------------------  --------------------  --------------------
        Total expenses......................            1,107,360                2,561             6,073,981            13,862,544
                                              -------------------  -------------------  --------------------  --------------------
           Net investment income (loss).....              860,944                  694           (5,422,705)           (6,668,084)
                                              -------------------  -------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                   --               16,073            27,034,426           104,140,609
      Realized gains (losses) on sale of
        investments.........................             (68,402)               17,900             9,157,705            29,247,603
                                              -------------------  -------------------  --------------------  --------------------
           Net realized gains (losses)......             (68,402)               33,973            36,192,131           133,388,212
                                              -------------------  -------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................            4,872,541               47,792            78,422,533           121,935,512
                                              -------------------  -------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................            4,804,139               81,765           114,614,664           255,323,724
                                              -------------------  -------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         5,665,083  $            82,459  $        109,191,959  $        248,655,640
                                              ===================  ===================  ====================  ====================

                                                                                             BHFTI AMERICAN        BHFTI AMERICAN
                                                AMERICAN FUNDS(R)      BHFTI AB GLOBAL      FUNDS(R) BALANCED      FUNDS(R) GROWTH
                                                  GROWTH-INCOME      DYNAMIC ALLOCATION        ALLOCATION            ALLOCATION
                                                    DIVISION              DIVISION              DIVISION              DIVISION
                                              --------------------  --------------------  --------------------  --------------------

INVESTMENT INCOME:
      Dividends.............................  $         12,195,025  $         47,305,352  $         14,350,752  $          7,290,304
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             9,349,713            13,489,906             7,963,945             4,401,892
      Administrative charges................             1,409,286             3,418,316             1,924,662             1,021,573
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................            10,758,999            16,908,222             9,888,607             5,423,465
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....             1,436,026            30,397,130             4,462,145             1,866,839
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........            76,155,996            26,751,992            56,709,628            36,405,394
      Realized gains (losses) on sale of
        investments.........................            19,465,073            31,133,449             6,540,705             3,870,701
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......            95,621,069            57,885,441            63,250,333            40,276,095
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................            65,653,475           121,512,992            64,375,432            43,847,086
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................           161,274,544           179,398,433           127,625,765            84,123,181
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        162,710,570  $        209,795,563  $        132,087,910  $         85,990,020
                                              ====================  ====================  ====================  ====================

                                                                      BHFTI AMERICAN
                                                 BHFTI AMERICAN      FUNDS(R) MODERATE
                                                 FUNDS(R) GROWTH        ALLOCATION
                                                    DIVISION             DIVISION
                                              --------------------  -------------------

INVESTMENT INCOME:
      Dividends.............................  $          1,450,025  $        15,723,675
                                              --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             3,413,194            7,997,939
      Administrative charges................               831,309            1,931,053
                                              --------------------  -------------------
        Total expenses......................             4,244,503            9,928,992
                                              --------------------  -------------------
           Net investment income (loss).....           (2,794,478)            5,794,683
                                              --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........            48,968,557           44,721,080
      Realized gains (losses) on sale of
        investments.........................             5,968,998            3,684,137
                                              --------------------  -------------------
           Net realized gains (losses)......            54,937,555           48,405,217
                                              --------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................            31,493,558           54,684,421
                                              --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................            86,431,113          103,089,638
                                              --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         83,636,635  $       108,884,321
                                              ====================  ===================

(a) Had no assets at December 31, 2019.

(b) For the period January 1, 2019 to April 26, 2019.

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                                         BHFTI BLACKROCK
                                                  BHFTI AQR GLOBAL       GLOBAL TACTICAL       BHFTI BLACKROCK
                                                    RISK BALANCED          STRATEGIES            HIGH YIELD
                                                      DIVISION              DIVISION              DIVISION
                                               ---------------------  --------------------  ---------------------

INVESTMENT INCOME:
      Dividends..............................  $          30,923,027  $          3,373,764  $              23,874
                                               ---------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             10,392,768            17,107,430                  4,353
      Administrative charges.................              2,622,260             4,327,328                    864
                                               ---------------------  --------------------  ---------------------
         Total expenses......................             13,015,028            21,434,758                  5,217
                                               ---------------------  --------------------  ---------------------
           Net investment income (loss)......             17,907,999          (18,060,994)                 18,657
                                               ---------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                     --                    --                     --
      Realized gains (losses) on sale of
         investments.........................           (27,786,573)             9,952,018                   (88)
                                               ---------------------  --------------------  ---------------------
           Net realized gains (losses).......           (27,786,573)             9,952,018                   (88)
                                               ---------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
         on investments......................            186,555,019           309,920,134                 32,028
                                               ---------------------  --------------------  ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................            158,768,446           319,872,152                 31,940
                                               ---------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         176,676,445  $        301,811,158  $              50,597
                                               =====================  ====================  =====================

                                                 BHFTI BRIGHTHOUSE     BHFTI BRIGHTHOUSE     BHFTI BRIGHTHOUSE
                                               ASSET ALLOCATION 100      BALANCED PLUS        SMALL CAP VALUE
                                                     DIVISION              DIVISION              DIVISION
                                               --------------------  --------------------  ---------------------

INVESTMENT INCOME:
      Dividends..............................  $          3,676,465  $         71,782,296  $             152,342
                                               --------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             2,267,281            35,157,807                155,629
      Administrative charges.................               523,623             8,856,261                 42,489
                                               --------------------  --------------------  ---------------------
         Total expenses......................             2,790,904            44,014,068                198,118
                                               --------------------  --------------------  ---------------------
           Net investment income (loss)......               885,561            27,768,228               (45,776)
                                               --------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............            23,881,544                    --              1,472,636
      Realized gains (losses) on sale of
         investments.........................             1,742,966            22,643,678                (8,294)
                                               --------------------  --------------------  ---------------------
           Net realized gains (losses).......            25,624,510            22,643,678              1,464,342
                                               --------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
         on investments......................            24,894,112           648,617,370              2,627,168
                                               --------------------  --------------------  ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................            50,518,622           671,261,048              4,091,510
                                               --------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         51,404,183  $        699,029,276  $           4,045,734
                                               ====================  ====================  =====================

                                                BHFTI BRIGHTHOUSE/    BHFTI BRIGHTHOUSE/     BHFTI BRIGHTHOUSE/
                                                 ABERDEEN EMERGING          ARTISAN              EATON VANCE
                                                  MARKETS EQUITY         INTERNATIONAL          FLOATING RATE
                                                     DIVISION              DIVISION               DIVISION
                                               --------------------  ---------------------  --------------------

INVESTMENT INCOME:
      Dividends..............................  $            770,258  $                  26  $          1,309,453
                                               --------------------  ---------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................               464,639                     23               328,408
      Administrative charges.................               116,275                      4                71,439
                                               --------------------  ---------------------  --------------------
         Total expenses......................               580,914                     27               399,847
                                               --------------------  ---------------------  --------------------
           Net investment income (loss)......               189,344                    (1)               909,606
                                               --------------------  ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                    --                     --                    --
      Realized gains (losses) on sale of
         investments.........................               615,286                     88              (84,448)
                                               --------------------  ---------------------  --------------------
           Net realized gains (losses).......               615,286                     88              (84,448)
                                               --------------------  ---------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................             7,540,114                    460               737,013
                                               --------------------  ---------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................             8,155,400                    548               652,565
                                               --------------------  ---------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $          8,344,744  $                 547  $          1,562,171
                                               ====================  =====================  ====================

                                                BHFTI BRIGHTHOUSE/
                                                     FRANKLIN
                                                   LOW DURATION
                                                   TOTAL RETURN
                                                     DIVISION
                                               --------------------

INVESTMENT INCOME:
      Dividends..............................  $          2,458,938
                                               --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................               756,379
      Administrative charges.................               174,988
                                               --------------------
         Total expenses......................               931,367
                                               --------------------
           Net investment income (loss)......             1,527,571
                                               --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                    --
      Realized gains (losses) on sale of
         investments.........................             (395,293)
                                               --------------------
           Net realized gains (losses).......             (395,293)
                                               --------------------
      Change in unrealized gains (losses)
         on investments......................             1,299,655
                                               --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................               904,362
                                               --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $          2,431,933
                                               ====================

(a) Had no assets at December 31, 2019.

(b) For the period January 1, 2019 to April 26, 2019.

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                                      BHFTI BRIGHTHOUSE/
                                                BHFTI BRIGHTHOUSE/        WELLINGTON
                                                     TEMPLETON             LARGE CAP           BHFTI CLARION
                                                INTERNATIONAL BOND         RESEARCH         GLOBAL REAL ESTATE
                                                     DIVISION              DIVISION              DIVISION
                                               --------------------  --------------------  --------------------

INVESTMENT INCOME:
      Dividends..............................  $            487,813  $          7,937,168  $          5,663,834
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                57,815             6,805,901             1,918,327
      Administrative charges.................                14,353               261,304               383,576
                                               --------------------  --------------------  --------------------
         Total expenses......................                72,168             7,067,205             2,301,903
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......               415,645               869,963             3,361,931
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                11,587            81,801,081                    --
      Realized gains (losses) on sale of
         investments.........................             (161,679)            16,776,848             (538,799)
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......             (150,092)            98,577,929             (538,799)
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................             (259,270)            87,280,776            35,304,328
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................             (409,362)           185,858,705            34,765,529
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $              6,283  $        186,728,668  $         38,127,460
                                               ====================  ====================  ====================

                                                   BHFTI HARRIS          BHFTI INVESCO
                                                      OAKMARK            BALANCED-RISK         BHFTI INVESCO
                                                   INTERNATIONAL          ALLOCATION             COMSTOCK
                                                     DIVISION              DIVISION              DIVISION
                                               --------------------  --------------------  --------------------

INVESTMENT INCOME:
      Dividends..............................  $          9,272,148  $                 --  $              1,174
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             4,306,090             4,723,303                   510
      Administrative charges.................               902,187             1,179,866                   124
                                               --------------------  --------------------  --------------------
         Total expenses......................             5,208,277             5,903,169                   634
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......             4,063,871           (5,903,169)                   540
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............            32,687,757                    --                 6,701
      Realized gains (losses) on sale of
         investments.........................           (7,165,011)           (4,110,620)                 (520)
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......            25,522,746           (4,110,620)                 6,181
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................            57,501,967            71,138,882                 4,696
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................            83,024,713            67,028,262                10,877
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         87,088,584  $         61,125,093  $             11,417
                                               ====================  ====================  ====================

                                                   BHFTI INVESCO         BHFTI INVESCO        BHFTI JPMORGAN
                                                   GLOBAL EQUITY       SMALL CAP GROWTH          CORE BOND
                                                     DIVISION              DIVISION              DIVISION
                                               --------------------  --------------------  --------------------

INVESTMENT INCOME:
      Dividends..............................  $          2,281,438  $                 --  $          3,539,115
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             2,741,628               537,428               828,617
      Administrative charges.................               369,795               103,475               195,115
                                               --------------------  --------------------  --------------------
         Total expenses......................             3,111,423               640,903             1,023,732
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......             (829,985)             (640,903)             2,515,383
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............            31,564,366             8,809,319                    --
      Realized gains (losses) on sale of
         investments.........................             8,583,461           (1,516,095)             (286,718)
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......            40,147,827             7,293,224             (286,718)
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................            25,946,498             3,700,553             3,014,432
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................            66,094,325            10,993,777             2,727,714
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         65,264,340  $         10,352,874  $          5,243,097
                                               ====================  ====================  ====================

                                                       BHFTI
                                                  JPMORGAN GLOBAL
                                                 ACTIVE ALLOCATION
                                                     DIVISION
                                               --------------------

INVESTMENT INCOME:
      Dividends..............................  $         22,079,472
                                               --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             7,992,191
      Administrative charges.................             2,014,298
                                               --------------------
         Total expenses......................            10,006,489
                                               --------------------
           Net investment income (loss)......            12,072,983
                                               --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                    --
      Realized gains (losses) on sale of
         investments.........................             4,858,766
                                               --------------------
           Net realized gains (losses).......             4,858,766
                                               --------------------
      Change in unrealized gains (losses)
         on investments......................            98,744,637
                                               --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................           103,603,403
                                               --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $        115,676,386
                                               ====================

(a) Had no assets at December 31, 2019.

(b) For the period January 1, 2019 to April 26, 2019.

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                 BHFTI JPMORGAN      BHFTI LOOMIS SAYLES   BHFTI LOOMIS SAYLES
                                                 SMALL CAP VALUE      GLOBAL ALLOCATION          GROWTH
                                                    DIVISION              DIVISION              DIVISION
                                              --------------------  --------------------  ---------------------

INVESTMENT INCOME:
      Dividends.............................  $            205,992  $          1,550,048  $          3,909,773
                                              --------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               191,486             1,077,136             4,804,430
      Administrative charges................                47,221               236,158             1,002,399
                                              --------------------  --------------------  ---------------------
        Total expenses......................               238,707             1,313,294             5,806,829
                                              --------------------  --------------------  ---------------------
           Net investment income (loss).....              (32,715)               236,754           (1,897,056)
                                              --------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........             1,942,172             8,967,314            64,095,145
      Realized gains (losses) on sale of
        investments.........................              (75,643)             3,607,383            14,522,772
                                              --------------------  --------------------  ---------------------
           Net realized gains (losses)......             1,866,529            12,574,697            78,617,917
                                              --------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
        on investments......................             1,229,221            11,124,691            15,869,923
                                              --------------------  --------------------  ---------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................             3,095,750            23,699,388            94,487,840
                                              --------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          3,063,035  $         23,936,142  $         92,590,784
                                              ====================  ====================  =====================

                                                  BHFTI METLIFE         BHFTI MFS(R)              BHFTI                 BHFTI
                                                   MULTI-INDEX            RESEARCH           MORGAN STANLEY        PANAGORA GLOBAL
                                                  TARGETED RISK         INTERNATIONAL           DISCOVERY         DIVERSIFIED RISK
                                                    DIVISION              DIVISION              DIVISION              DIVISION
                                              --------------------  --------------------  --------------------  --------------------

INVESTMENT INCOME:
      Dividends.............................  $         18,554,827  $          2,317,745  $                 --  $          2,613,546
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             8,560,421             1,674,982             4,920,292               805,095
      Administrative charges................             2,164,343               323,798               273,519               201,263
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................            10,724,764             1,998,780             5,193,811             1,006,358
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....             7,830,063               318,965           (5,193,811)             1,607,188
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --             7,598,105            76,946,148                    --
      Realized gains (losses) on sale of
        investments.........................             7,415,422             1,820,858            25,034,425               600,969
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......             7,415,422             9,418,963           101,980,573               600,969
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................           143,288,748            29,093,941            33,077,464            12,276,179
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................           150,704,170            38,512,904           135,058,037            12,877,148
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        158,534,233  $         38,831,869  $        129,864,226  $         14,484,336
                                              ====================  ====================  ====================  ====================

                                                      BHFTI
                                                 PIMCO INFLATION         BHFTI PIMCO         BHFTI SCHRODERS
                                                 PROTECTED BOND         TOTAL RETURN       GLOBAL MULTI-ASSET
                                                    DIVISION              DIVISION              DIVISION
                                              --------------------  --------------------  --------------------

INVESTMENT INCOME:
      Dividends.............................  $         11,578,887  $         21,681,658  $         11,804,719
                                              --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             3,470,077             7,627,100             7,952,913
      Administrative charges................               792,186             1,663,129             2,004,959
                                              --------------------  --------------------  --------------------
        Total expenses......................             4,262,263             9,290,229             9,957,872
                                              --------------------  --------------------  --------------------
           Net investment income (loss).....             7,316,624            12,391,429             1,846,847
                                              --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --                    --                    --
      Realized gains (losses) on sale of
        investments.........................           (6,024,723)           (1,279,381)             5,491,382
                                              --------------------  --------------------  --------------------
           Net realized gains (losses)......           (6,024,723)           (1,279,381)             5,491,382
                                              --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................            21,800,541            40,752,158           138,174,665
                                              --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................            15,775,818            39,472,777           143,666,047
                                              --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         23,092,442  $         51,864,206  $        145,512,894
                                              ====================  ====================  ====================

(a) Had no assets at December 31, 2019.

(b) For the period January 1, 2019 to April 26, 2019.

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                     BHFTI
                                                  SSGA GROWTH             BHFTI          BHFTI T. ROWE PRICE  BHFTI T. ROWE PRICE
                                                AND INCOME ETF       SSGA GROWTH ETF       LARGE CAP VALUE      MID CAP GROWTH
                                                   DIVISION             DIVISION              DIVISION             DIVISION
                                             -------------------  --------------------  --------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $        16,110,399  $          2,656,204  $              9,852  $           361,501
                                             -------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            6,858,425             1,350,486                 4,773            4,952,213
      Administrative charges...............            1,707,192               319,645                   928              969,291
                                             -------------------  --------------------  --------------------  -------------------
        Total expenses.....................            8,565,617             1,670,131                 5,701            5,921,504
                                             -------------------  --------------------  --------------------  -------------------
           Net investment income (loss)....            7,544,782               986,073                 4,151          (5,560,003)
                                             -------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           34,337,911             8,669,287                55,537           82,176,932
      Realized gains (losses) on sale of
        investments........................            6,162,281               636,624               (3,526)            4,805,308
                                             -------------------  --------------------  --------------------  -------------------
           Net realized gains (losses).....           40,500,192             9,305,911                52,011           86,982,240
                                             -------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           67,284,467            15,190,143                56,272           39,892,914
                                             -------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          107,784,659            24,496,054               108,283          126,875,154
                                             -------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       115,329,441  $         25,482,127  $            112,434  $       121,315,151
                                             ===================  ====================  ====================  ===================

                                                                       BHFTI VICTORY         BHFTI WELLS          BHFTI WESTERN
                                                BHFTI TCW CORE           SYCAMORE        CAPITAL MANAGEMENT     ASSET MANAGEMENT
                                                 FIXED INCOME          MID CAP VALUE        MID CAP VALUE       GOVERNMENT INCOME
                                                   DIVISION              DIVISION             DIVISION              DIVISION
                                             --------------------  -------------------  --------------------  --------------------

INVESTMENT INCOME:
      Dividends............................  $              7,969  $         4,116,291  $              2,271  $         10,639,559
                                             --------------------  -------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                 2,827            3,806,290                 3,695             3,940,923
      Administrative charges...............                   454              615,955                   769               975,767
                                             --------------------  -------------------  --------------------  --------------------
        Total expenses.....................                 3,281            4,422,245                 4,464             4,916,690
                                             --------------------  -------------------  --------------------  --------------------
           Net investment income (loss)....                 4,688            (305,954)               (2,193)             5,722,869
                                             --------------------  -------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --           11,695,154                 9,575                    --
      Realized gains (losses) on sale of
        investments........................                 (523)              283,668                   443           (1,086,935)
                                             --------------------  -------------------  --------------------  --------------------
           Net realized gains (losses).....                 (523)           11,978,822                10,018           (1,086,935)
                                             --------------------  -------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................                12,867           73,696,007                88,754            18,826,412
                                             --------------------  -------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                12,344           85,674,829                98,772            17,739,477
                                             --------------------  -------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $             17,032  $        85,368,875  $             96,579  $         23,462,346
                                             ====================  ===================  ====================  ====================

                                                   BHFTII
                                               BAILLIE GIFFORD      BHFTII BLACKROCK
                                             INTERNATIONAL STOCK       BOND INCOME
                                                  DIVISION              DIVISION
                                             -------------------  --------------------

INVESTMENT INCOME:
      Dividends............................  $         1,437,347  $         14,052,947
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,325,295             4,176,893
      Administrative charges...............              136,251               721,009
                                             -------------------  --------------------
        Total expenses.....................            1,461,546             4,897,902
                                             -------------------  --------------------
           Net investment income (loss)....             (24,199)             9,155,045
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            6,949,066                    --
      Realized gains (losses) on sale of
        investments........................            2,017,445             (715,232)
                                             -------------------  --------------------
           Net realized gains (losses).....            8,966,511             (715,232)
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................           22,444,859            22,564,409
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           31,411,370            21,849,177
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        31,387,171  $         31,004,222
                                             ===================  ====================

(a) Had no assets at December 31, 2019.

(b) For the period January 1, 2019 to April 26, 2019.

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                                        BHFTII BLACKROCK
                                                 BHFTII BLACKROCK          ULTRA-SHORT       BHFTII BRIGHTHOUSE
                                               CAPITAL APPRECIATION         TERM BOND        ASSET ALLOCATION 20
                                                     DIVISION               DIVISION              DIVISION
                                               --------------------  ---------------------  ---------------------

INVESTMENT INCOME:
      Dividends..............................  $             45,978  $             779,681  $          7,241,565
                                               --------------------  ---------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             1,963,640                513,241             3,452,377
      Administrative charges.................               448,523                122,482               781,503
                                               --------------------  ---------------------  ---------------------
         Total expenses......................             2,412,163                635,723             4,233,880
                                               --------------------  ---------------------  ---------------------
           Net investment income (loss)......           (2,366,185)                143,958             3,007,685
                                               --------------------  ---------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............            32,244,287                     --             6,366,161
      Realized gains (losses) on sale of
         investments.........................             8,578,896                212,191           (1,040,449)
                                               --------------------  ---------------------  ---------------------
           Net realized gains (losses).......            40,823,183                212,191             5,325,712
                                               --------------------  ---------------------  ---------------------
      Change in unrealized gains (losses)
         on investments......................            11,816,940               (66,778)            24,533,395
                                               --------------------  ---------------------  ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................            52,640,123                145,413            29,859,107
                                               --------------------  ---------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         50,273,938  $             289,371  $         32,866,792
                                               ====================  =====================  =====================

                                                BHFTII BRIGHTHOUSE    BHFTII BRIGHTHOUSE    BHFTII BRIGHTHOUSE
                                                ASSET ALLOCATION 40   ASSET ALLOCATION 60   ASSET ALLOCATION 80
                                                     DIVISION              DIVISION              DIVISION
                                               --------------------  --------------------  --------------------

INVESTMENT INCOME:
      Dividends..............................  $         20,324,568  $         62,877,614  $         28,947,240
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             9,539,665            32,430,810            16,609,464
      Administrative charges.................             2,202,193             7,615,984             3,736,606
                                               --------------------  --------------------  --------------------
         Total expenses......................            11,741,858            40,046,794            20,346,070
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......             8,582,710            22,830,820             8,601,170
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............            46,217,753           256,252,133           165,217,488
      Realized gains (losses) on sale of
         investments.........................             3,582,392            32,323,973            22,010,004
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......            49,800,145           288,576,106           187,227,492
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................            65,082,764           217,905,244           129,654,338
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................           114,882,909           506,481,350           316,881,830
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $        123,465,619  $        529,312,170  $        325,483,000
                                               ====================  ====================  ====================

                                                                       BHFTII BRIGHTHOUSE/
                                                BHFTII BRIGHTHOUSE/        DIMENSIONAL
                                                      ARTISAN             INTERNATIONAL      BHFTII BRIGHTHOUSE/
                                                   MID CAP VALUE          SMALL COMPANY      WELLINGTON BALANCED
                                                     DIVISION               DIVISION              DIVISION
                                               ---------------------  --------------------  --------------------

INVESTMENT INCOME:
      Dividends..............................  $           1,146,093  $             77,690  $         12,170,637
                                               ---------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................              2,005,885                77,138             6,827,518
      Administrative charges.................                312,955                18,823               192,254
                                               ---------------------  --------------------  --------------------
         Total expenses......................              2,318,840                95,961             7,019,772
                                               ---------------------  --------------------  --------------------
           Net investment income (loss)......            (1,172,747)              (18,271)             5,150,865
                                               ---------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............             22,200,083               686,877            33,520,230
      Realized gains (losses) on sale of
         investments.........................                615,908             (263,756)             6,471,943
                                               ---------------------  --------------------  --------------------
           Net realized gains (losses).......             22,815,991               423,121            39,992,173
                                               ---------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................             14,827,912             1,067,987            62,262,103
                                               ---------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................             37,643,903             1,491,108           102,254,276
                                               ---------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $          36,471,156  $          1,472,837  $        107,405,141
                                               =====================  ====================  ====================

                                                BHFTII BRIGHTHOUSE/
                                                    WELLINGTON
                                                    CORE EQUITY
                                                   OPPORTUNITIES
                                                     DIVISION
                                               ---------------------

INVESTMENT INCOME:
      Dividends..............................  $           7,384,997
                                               ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................              5,322,157
      Administrative charges.................              1,063,145
                                               ---------------------
         Total expenses......................              6,385,302
                                               ---------------------
           Net investment income (loss)......                999,695
                                               ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............             42,392,238
      Realized gains (losses) on sale of
         investments.........................             10,175,837
                                               ---------------------
           Net realized gains (losses).......             52,568,075
                                               ---------------------
      Change in unrealized gains (losses)
         on investments......................             75,569,821
                                               ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................            128,137,896
                                               ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         129,137,591
                                               =====================

(a) Had no assets at December 31, 2019.

(b) For the period January 1, 2019 to April 26, 2019.

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                     BHFTII                                      BHFTII                BHFTII
                                                    FRONTIER               BHFTII             LOOMIS SAYLES         LOOMIS SAYLES
                                                 MID CAP GROWTH        JENNISON GROWTH       SMALL CAP CORE       SMALL CAP GROWTH
                                                    DIVISION              DIVISION              DIVISION              DIVISION
                                              --------------------  --------------------  --------------------  --------------------

INVESTMENT INCOME:
      Dividends.............................  $                 --  $            532,760  $             13,741  $                 --
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             5,740,139             2,168,946             1,639,402               629,553
      Administrative charges................               194,607               412,729               315,427                95,553
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................             5,934,746             2,581,675             1,954,829               725,106
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....           (5,934,746)           (2,048,915)           (1,941,088)             (725,106)
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........            63,218,276            30,863,944            16,836,174            10,078,421
      Realized gains (losses) on sale of
        investments.........................            14,132,961             3,842,018               985,265               586,508
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......            77,351,237            34,705,962            17,821,439            10,664,929
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................            56,953,993            21,893,810            17,213,486             3,049,705
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................           134,305,230            56,599,772            35,034,925            13,714,634
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        128,370,484  $         54,550,857  $         33,093,837  $         12,989,528
                                              ====================  ====================  ====================  ====================

                                                 BHFTII METLIFE         BHFTII METLIFE        BHFTII METLIFE
                                              AGGREGATE BOND INDEX    MID CAP STOCK INDEX   MSCI EAFE(R) INDEX
                                                    DIVISION               DIVISION              DIVISION
                                              ---------------------  ---------------------  -------------------

INVESTMENT INCOME:
      Dividends.............................  $         29,265,842   $          5,983,488   $        11,442,153
                                              ---------------------  ---------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................            10,079,774              5,224,835             4,719,288
      Administrative charges................             2,070,386                894,820               882,633
                                              ---------------------  ---------------------  -------------------
        Total expenses......................            12,150,160              6,119,655             5,601,921
                                              ---------------------  ---------------------  -------------------
           Net investment income (loss).....            17,115,682              (136,167)             5,840,232
                                              ---------------------  ---------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --             48,424,118             3,346,299
      Realized gains (losses) on sale of
        investments.........................           (1,121,173)             10,258,814             6,056,174
                                              ---------------------  ---------------------  -------------------
           Net realized gains (losses)......           (1,121,173)             58,682,932             9,402,473
                                              ---------------------  ---------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................            50,141,578             46,963,956            67,122,990
                                              ---------------------  ---------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................            49,020,405            105,646,888            76,525,463
                                              ---------------------  ---------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         66,136,087   $        105,510,721   $        82,365,695
                                              =====================  =====================  ===================

                                                 BHFTII METLIFE         BHFTII METLIFE         BHFTII MFS(R)
                                              RUSSELL 2000(R) INDEX       STOCK INDEX          TOTAL RETURN
                                                    DIVISION               DIVISION              DIVISION
                                              ---------------------  --------------------  --------------------

INVESTMENT INCOME:
      Dividends.............................  $         3,352,425    $         60,057,101  $          2,744,918
                                              ---------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................            3,467,404              32,710,655             1,248,637
      Administrative charges................              538,006               3,480,981               234,409
                                              ---------------------  --------------------  --------------------
        Total expenses......................            4,005,410              36,191,636             1,483,046
                                              ---------------------  --------------------  --------------------
           Net investment income (loss).....            (652,985)              23,865,465             1,261,872
                                              ---------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........           31,507,366             221,184,378             4,935,560
      Realized gains (losses) on sale of
        investments.........................            8,650,180             139,119,247             1,726,317
                                              ---------------------  --------------------  --------------------
           Net realized gains (losses)......           40,157,546             360,303,625             6,661,877
                                              ---------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................           29,107,534             362,005,319            12,979,256
                                              ---------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................           69,265,080             722,308,944            19,641,133
                                              ---------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        68,612,095    $        746,174,409  $         20,903,005
                                              =====================  ====================  ====================

(a) Had no assets at December 31, 2019.

(b) For the period January 1, 2019 to April 26, 2019.

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                                            BHFTII                BHFTII
                                                                       NEUBERGER BERMAN        T. ROWE PRICE
                                                BHFTII MFS(R) VALUE         GENESIS          LARGE CAP GROWTH
                                                     DIVISION              DIVISION              DIVISION
                                               --------------------  --------------------  --------------------

INVESTMENT INCOME:
      Dividends..............................  $         11,354,352  $            335,519  $          1,562,524
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             6,896,268             3,157,901             6,440,006
      Administrative charges.................             1,260,648               398,032             1,070,219
                                               --------------------  --------------------  --------------------
         Total expenses......................             8,156,916             3,555,933             7,510,225
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......             3,197,436           (3,220,414)           (5,947,701)
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............            43,389,648            39,274,287            91,698,192
      Realized gains (losses) on sale of
         investments.........................             1,345,885             7,969,092             8,319,858
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......            44,735,533            47,243,379           100,018,050
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................           111,976,103            24,540,804            57,457,041
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................           156,711,636            71,784,183           157,475,091
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $        159,909,072  $         68,563,769  $        151,527,390
                                               ====================  ====================  ====================

                                                                                              BHFTII WESTERN
                                                      BHFTII                BHFTII           ASSET MANAGEMENT
                                                   T. ROWE PRICE        VAN ECK GLOBAL        STRATEGIC BOND
                                                 SMALL CAP GROWTH      NATURAL RESOURCES       OPPORTUNITIES
                                                     DIVISION              DIVISION              DIVISION
                                               --------------------  --------------------  --------------------

INVESTMENT INCOME:
      Dividends..............................  $             93,980  $             89,978  $         20,256,447
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             4,810,257               257,353             4,504,650
      Administrative charges.................               602,701                65,371               880,367
                                               --------------------  --------------------  --------------------
         Total expenses......................             5,412,958               322,724             5,385,017
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......           (5,318,978)             (232,746)            14,871,430
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............            62,113,229                    --                    --
      Realized gains (losses) on sale of
         investments.........................            12,243,190           (1,303,799)             2,049,280
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......            74,356,419           (1,303,799)             2,049,280
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................            48,190,740             4,310,937            34,685,544
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................           122,547,159             3,007,138            36,734,824
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $        117,228,181  $          2,774,392  $         51,606,254
                                               ====================  ====================  ====================

                                                  BHFTII WESTERN
                                                 ASSET MANAGEMENT           BLACKROCK             CALVERT VP
                                                  U.S. GOVERNMENT    GLOBAL ALLOCATION V.I.      SRI BALANCED
                                                     DIVISION               DIVISION               DIVISION
                                               --------------------  ----------------------  --------------------

INVESTMENT INCOME:
      Dividends..............................  $          3,444,123   $              1,247   $            782,361
                                               --------------------  ----------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             1,406,033                  1,114                540,405
      Administrative charges.................               288,694                    236                 39,709
                                               --------------------  ----------------------  --------------------
         Total expenses......................             1,694,727                  1,350                580,114
                                               --------------------  ----------------------  --------------------
           Net investment income (loss)......             1,749,396                  (103)                202,247
                                               --------------------  ----------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                    --                  3,878              1,800,991
      Realized gains (losses) on sale of
         investments.........................             (614,870)                   (88)                581,558
                                               --------------------  ----------------------  --------------------
           Net realized gains (losses).......             (614,870)                  3,790              2,382,549
                                               --------------------  ----------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................             4,845,617                 10,510              7,477,530
                                               --------------------  ----------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................             4,230,747                 14,300              9,860,079
                                               --------------------  ----------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $          5,980,143   $             14,197   $         10,062,326
                                               ====================  ======================  ====================

                                                    CALVERT VP
                                                    SRI MID CAP
                                                     DIVISION
                                               --------------------

INVESTMENT INCOME:
      Dividends..............................  $             36,220
                                               --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                76,306
      Administrative charges.................                    --
                                               --------------------
         Total expenses......................                76,306
                                               --------------------
           Net investment income (loss)......              (40,086)
                                               --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............               682,335
      Realized gains (losses) on sale of
         investments.........................                60,144
                                               --------------------
           Net realized gains (losses).......               742,479
                                               --------------------
      Change in unrealized gains (losses)
         on investments......................             1,358,056
                                               --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................             2,100,535
                                               --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $          2,060,449
                                               ====================

(a) Had no assets at December 31, 2019.

(b) For the period January 1, 2019 to April 26, 2019.

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                  DELAWARE VIP         FIDELITY(R) VIP        FIDELITY(R) VIP
                                                 SMALL CAP VALUE         CONTRAFUND            EQUITY-INCOME
                                                    DIVISION              DIVISION               DIVISION
                                             ---------------------  ---------------------  ---------------------

INVESTMENT INCOME:
      Dividends............................  $                  92  $               1,466  $           1,290,942
                                             ---------------------  ---------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.....................                     36                  5,551                645,489
      Administrative charges...............                      4                    672                 46,252
                                             ---------------------  ---------------------  ---------------------
         Total expenses....................                     40                  6,223                691,741
                                             ---------------------  ---------------------  ---------------------
           Net investment income (loss)....                     52                (4,757)                599,201
                                             ---------------------  ---------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    688                 78,080              4,438,337
      Realized gains (losses) on sale of
         investments.......................                  (413)                  3,063                264,988
                                             ---------------------  ---------------------  ---------------------
           Net realized gains (losses).....                    275                 81,143              4,703,325
                                             ---------------------  ---------------------  ---------------------
      Change in unrealized gains (losses)
         on investments....................                    818                 97,587             10,253,112
                                             ---------------------  ---------------------  ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments....................                  1,093                178,730             14,956,437
                                             ---------------------  ---------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations.........  $               1,145  $             173,973  $          15,555,638
                                             =====================  =====================  =====================

                                                 FIDELITY(R) VIP        FIDELITY(R) VIP       FIDELITY(R) VIP
                                                  FREEDOM 2020           FREEDOM 2025          FREEDOM 2030
                                                    DIVISION               DIVISION              DIVISION
                                             ---------------------  ---------------------  ---------------------

INVESTMENT INCOME:
      Dividends............................  $              53,214  $              58,526  $              67,256
                                             ---------------------  ---------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.....................                 22,550                 25,838                 29,596
      Administrative charges...............                  1,208                  1,791                  3,270
                                             ---------------------  ---------------------  ---------------------
         Total expenses....................                 23,758                 27,629                 32,866
                                             ---------------------  ---------------------  ---------------------
           Net investment income (loss)....                 29,456                 30,897                 34,390
                                             ---------------------  ---------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                 77,015                 52,392                119,854
      Realized gains (losses) on sale of
         investments.......................                 16,769                 14,717                 40,925
                                             ---------------------  ---------------------  ---------------------
           Net realized gains (losses).....                 93,784                 67,109                160,779
                                             ---------------------  ---------------------  ---------------------
      Change in unrealized gains (losses)
         on investments....................                225,482                332,544                517,758
                                             ---------------------  ---------------------  ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments....................                319,266                399,653                678,537
                                             ---------------------  ---------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations.........  $             348,722  $             430,550  $             712,927
                                             =====================  =====================  =====================

                                                 FIDELITY(R) VIP        FIDELITY(R) VIP       FIDELITY(R) VIP
                                                  FREEDOM 2035           FREEDOM 2040          FREEDOM 2045
                                                    DIVISION               DIVISION              DIVISION
                                             ---------------------  ---------------------  ---------------------

INVESTMENT INCOME:
      Dividends............................  $               6,547  $              18,531  $              11,741
                                             ---------------------  ---------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.....................                  2,410                  7,763                  4,507
      Administrative charges...............                    132                    605                    435
                                             ---------------------  ---------------------  ---------------------
         Total expenses....................                  2,542                  8,368                  4,942
                                             ---------------------  ---------------------  ---------------------
           Net investment income (loss)....                  4,005                 10,163                  6,799
                                             ---------------------  ---------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                  5,143                 23,139                  8,472
      Realized gains (losses) on sale of
         investments.......................                    364                    409                  1,134
                                             ---------------------  ---------------------  ---------------------
           Net realized gains (losses).....                  5,507                 23,548                  9,606
                                             ---------------------  ---------------------  ---------------------
      Change in unrealized gains (losses)
         on investments....................                 40,813                163,004                 84,279
                                             ---------------------  ---------------------  ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments....................                 46,320                186,552                 93,885
                                             ---------------------  ---------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations.........  $              50,325  $             196,715  $             100,684
                                             =====================  =====================  =====================

                                                 FIDELITY(R) VIP
                                                  FREEDOM 2050
                                                    DIVISION
                                             ---------------------

INVESTMENT INCOME:
      Dividends............................  $              19,083
                                             ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.....................                  7,474
      Administrative charges...............                    415
                                             ---------------------
         Total expenses....................                  7,889
                                             ---------------------
           Net investment income (loss)....                 11,194
                                             ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                 18,521
      Realized gains (losses) on sale of
         investments.......................                  5,738
                                             ---------------------
           Net realized gains (losses).....                 24,259
                                             ---------------------
      Change in unrealized gains (losses)
         on investments....................                147,540
                                             ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments....................                171,799
                                             ---------------------
      Net increase (decrease) in net assets
         resulting from operations.........  $             182,993
                                             =====================

(a) Had no assets at December 31, 2019.

(b) For the period January 1, 2019 to April 26, 2019.

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                                                              FIDELITY(R) VIP
                                                  FIDELITY(R) VIP       FIDELITY(R) VIP      GOVERNMENT MONEY
                                                 FUNDSMANAGER 50%      FUNDSMANAGER 60%           MARKET
                                                     DIVISION              DIVISION              DIVISION
                                               --------------------  --------------------  ---------------------

INVESTMENT INCOME:
      Dividends..............................  $          4,188,590  $          3,529,354  $             101,392
                                               --------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             5,085,531             4,627,137                 48,193
      Administrative charges.................                    --                    --                     --
                                               --------------------  --------------------  ---------------------
         Total expenses......................             5,085,531             4,627,137                 48,193
                                               --------------------  --------------------  ---------------------
           Net investment income (loss)......             (896,941)           (1,097,783)                 53,199
                                               --------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............            25,154,841            38,681,121                     --
      Realized gains (losses) on sale of
         investments.........................             (421,765)           (1,431,991)                     --
                                               --------------------  --------------------  ---------------------
           Net realized gains (losses).......            24,733,076            37,249,130                     --
                                               --------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
         on investments......................            13,945,384             3,383,565                     --
                                               --------------------  --------------------  ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................            38,678,460            40,632,695                     --
                                               --------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         37,781,519  $         39,534,912  $              53,199
                                               ====================  ====================  =====================

                                                                          FIDELITY(R) VIP
                                                                         INVESTMENT GRADE        FIDELITY(R) VIP
                                               FIDELITY(R) VIP GROWTH          BOND                  MID CAP
                                                      DIVISION               DIVISION               DIVISION
                                               ----------------------  ---------------------  --------------------

INVESTMENT INCOME:
      Dividends..............................   $            245,476   $             241,862  $              2,931
                                               ----------------------  ---------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                918,871                  86,032                 3,528
      Administrative charges.................                     --                      --                   440
                                               ----------------------  ---------------------  --------------------
         Total expenses......................                918,871                  86,032                 3,968
                                               ----------------------  ---------------------  --------------------
           Net investment income (loss)......              (673,395)                 155,830               (1,037)
                                               ----------------------  ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............              6,083,117                      --                50,332
      Realized gains (losses) on sale of
         investments.........................              5,563,729                  32,547               (2,417)
                                               ----------------------  ---------------------  --------------------
           Net realized gains (losses).......             11,646,846                  32,547                47,915
                                               ----------------------  ---------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................             16,096,876                 565,337                39,891
                                               ----------------------  ---------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................             27,743,722                 597,884                87,806
                                               ----------------------  ---------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........   $         27,070,327   $             753,714  $             86,769
                                               ======================  =====================  ====================

                                                 FTVIPT TEMPLETON
                                                    DEVELOPING          FTVIPT TEMPLETON        IVY VIP ASSET
                                                    MARKETS VIP            FOREIGN VIP            STRATEGY
                                                     DIVISION             DIVISION (a)            DIVISION
                                               --------------------  ---------------------  ---------------------

INVESTMENT INCOME:
      Dividends..............................  $                917  $                  --  $                  42
                                               --------------------  ---------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                   691                      1                     23
      Administrative charges.................                    85                     --                      4
                                               --------------------  ---------------------  ---------------------
         Total expenses......................                   776                      1                     27
                                               --------------------  ---------------------  ---------------------
           Net investment income (loss)......                   141                    (1)                     15
                                               --------------------  ---------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                    --                     --                     81
      Realized gains (losses) on sale of
         investments.........................                19,277                   (32)                   (19)
                                               --------------------  ---------------------  ---------------------
           Net realized gains (losses).......                19,277                   (32)                     62
                                               --------------------  ---------------------  ---------------------
      Change in unrealized gains (losses)
         on investments......................                 (850)                     77                    321
                                               --------------------  ---------------------  ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................                18,427                     45                    383
                                               --------------------  ---------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $             18,568  $                  44  $                 398
                                               ====================  =====================  =====================

                                                  JANUS HENDERSON
                                                    ENTERPRISE
                                                     DIVISION
                                               --------------------

INVESTMENT INCOME:
      Dividends..............................  $                 46
                                               --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                   842
      Administrative charges.................                   104
                                               --------------------
         Total expenses......................                   946
                                               --------------------
           Net investment income (loss)......                 (900)
                                               --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                 5,594
      Realized gains (losses) on sale of
         investments.........................                11,433
                                               --------------------
           Net realized gains (losses).......                17,027
                                               --------------------
      Change in unrealized gains (losses)
         on investments......................                15,864
                                               --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................                32,891
                                               --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $             31,991
                                               ====================

(a) Had no assets at December 31, 2019.

(b) For the period January 1, 2019 to April 26, 2019.

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                     LMPVET                LMPVET                LMPVET                LMPVET
                                              CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                                  APPRECIATION        DIVIDEND STRATEGY     LARGE CAP GROWTH      SMALL CAP GROWTH
                                                    DIVISION              DIVISION              DIVISION              DIVISION
                                              --------------------  --------------------  --------------------  --------------------

INVESTMENT INCOME:
      Dividends.............................  $                695  $              1,061  $              1,702  $                 --
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                   388                   585                 4,381                   150
      Administrative charges................                    47                    72                   540                    17
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................                   435                   657                 4,921                   167
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....                   260                   404               (3,219)                 (167)
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                 3,167                 5,492                20,702                 1,830
      Realized gains (losses) on sale of
        investments.........................                   242                 1,824                41,836                   121
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......                 3,409                 7,316                62,538                 1,951
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................                 8,444                11,304                81,041                 2,305
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................                11,853                18,620               143,579                 4,256
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $             12,113  $             19,024  $            140,360  $              4,089
                                              ====================  ====================  ====================  ====================

                                                                                            OPPENHEIMER GLOBAL
                                                 LMPVIT WESTERN      MORGAN STANLEY VIF     MULTI-ALTERNATIVES
                                                 ASSET CORE PLUS    GLOBAL INFRASTRUCTURE         FUND/VA
                                                    DIVISION              DIVISION             DIVISION (b)
                                              --------------------  ---------------------  --------------------

INVESTMENT INCOME:
      Dividends.............................  $              1,764  $              1,728   $                170
                                              --------------------  ---------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                   466                   739                     52
      Administrative charges................                    57                   166                     12
                                              --------------------  ---------------------  --------------------
        Total expenses......................                   523                   905                     64
                                              --------------------  ---------------------  --------------------
           Net investment income (loss).....                 1,241                   823                    106
                                              --------------------  ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --                 3,079                     --
      Realized gains (losses) on sale of
        investments.........................                 (724)                  (73)                  (295)
                                              --------------------  ---------------------  --------------------
           Net realized gains (losses)......                 (724)                 3,006                  (295)
                                              --------------------  ---------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................                 6,166                11,777                    634
                                              --------------------  ---------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................                 5,442                14,783                    339
                                              --------------------  ---------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $              6,683  $             15,606   $                445
                                              ====================  =====================  ====================

                                                     PIMCO VIT                                    PIMCO VIT
                                              COMMODITYREALRETURN(R)        PIMCO VIT         EMERGING MARKETS
                                                     STRATEGY             DYNAMIC BOND              BOND
                                                     DIVISION               DIVISION              DIVISION
                                              ----------------------  --------------------  --------------------

INVESTMENT INCOME:
      Dividends.............................   $              1,528   $              2,131  $              2,601
                                              ----------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                    410                    912                   685
      Administrative charges................                     87                    210                   154
                                              ----------------------  --------------------  --------------------
        Total expenses......................                    497                  1,122                   839
                                              ----------------------  --------------------  --------------------
           Net investment income (loss).....                  1,031                  1,009                 1,762
                                              ----------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                     --                  1,405                    --
      Realized gains (losses) on sale of
        investments.........................                (1,262)                     76                   126
                                              ----------------------  --------------------  --------------------
           Net realized gains (losses)......                (1,262)                  1,481                   126
                                              ----------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................                  3,495                    228                 5,832
                                              ----------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................                  2,233                  1,709                 5,958
                                              ----------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........   $              3,264   $              2,718  $              7,720
                                              ======================  ====================  ====================

(a) Had no assets at December 31, 2019.

(b) For the period January 1, 2019 to April 26, 2019.

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                                                                                 TAP 1919 VARIABLE
                                                                                                                SOCIALLY RESPONSIVE
                                                                                                                     BALANCED
                                                                                                                     DIVISION
                                                                                                               ---------------------

INVESTMENT INCOME:
      Dividends.............................................................................................   $                 276
                                                                                                               ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges......................................................................................                     232
      Administrative charges................................................................................                      28
                                                                                                               ---------------------
         Total expenses                                                                                                          260
                                                                                                               ---------------------
           Net investment income (loss).....................................................................                      16
                                                                                                               ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........................................................................                   1,141
      Realized gains (losses) on sale of
         investments........................................................................................                     245
                                                                                                               ---------------------
           Net realized gains (losses)......................................................................                   1,386
                                                                                                               ---------------------
      Change in unrealized gains (losses)
         on investments.....................................................................................                   5,277
                                                                                                               ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments.....................................................................................                   6,663
                                                                                                               ---------------------
      Net increase (decrease) in net assets
         resulting from operations..........................................................................   $               6,679
                                                                                                               =====================

(a) Had no assets at December 31, 2019.

(b) For the period January 1, 2019 to April 26, 2019.

 The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                           AMERICAN FUNDS(R) BOND           AMERICAN FUNDS(R) GLOBAL GROWTH
                                                  DIVISION                             DIVISION
                                     -----------------------------------  ------------------------------------
                                           2019               2018               2019              2018
                                     ----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        860,944  $         684,329  $             694  $           (978)
   Net realized gains (losses).....          (68,402)          (794,644)             33,973             42,184
   Change in unrealized gains
     (losses) on investments.......         4,872,541        (1,887,366)             47,792           (65,677)
                                     ----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         5,665,083        (1,997,681)             82,459           (24,471)
                                     ----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........         1,262,146          1,166,816              1,820              5,012
   Net transfers (including fixed
     account)......................         5,560,403          1,066,392           (79,227)              (698)
   Contract charges................         (373,130)          (409,504)                 --                 --
   Transfers for Contract benefits
     and terminations..............       (9,752,029)       (13,706,662)           (13,682)          (102,027)
                                     ----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......       (3,302,610)       (11,882,958)           (91,089)           (97,713)
                                     ----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............         2,362,473       (13,880,639)            (8,630)          (122,184)
NET ASSETS:
   Beginning of year...............        74,861,593         88,742,232            251,565            373,749
                                     ----------------  -----------------  -----------------  -----------------
   End of year.....................  $     77,224,066  $      74,861,593  $         242,935  $         251,565
                                     ================  =================  =================  =================

                                       AMERICAN FUNDS(R) GLOBAL SMALL
                                               CAPITALIZATION                  AMERICAN FUNDS(R) GROWTH
                                                  DIVISION                             DIVISION
                                     -----------------------------------  ------------------------------------
                                           2019               2018               2019              2018
                                     ----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (5,422,705)  $     (6,461,998)  $     (6,668,084)  $    (10,695,705)
   Net realized gains (losses).....        36,192,131         33,392,311        133,388,212        150,142,993
   Change in unrealized gains
     (losses) on investments.......        78,422,533       (77,795,335)        121,935,512      (143,530,513)
                                     ----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       109,191,959       (50,865,022)        248,655,640        (4,083,225)
                                     ----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........         5,602,130          6,574,096         13,171,188         15,156,666
   Net transfers (including fixed
     account)......................      (15,564,501)        (2,410,656)       (31,504,395)       (33,846,579)
   Contract charges................       (1,791,917)        (1,959,053)        (2,687,424)        (2,894,768)
   Transfers for Contract benefits
     and terminations..............      (51,637,378)       (61,562,503)      (116,027,425)      (134,437,276)
                                     ----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......      (63,391,666)       (59,358,116)      (137,048,056)      (156,021,957)
                                     ----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............        45,800,293      (110,223,138)        111,607,584      (160,105,182)
NET ASSETS:
   Beginning of year...............       391,323,313        501,546,451        911,540,508      1,071,645,690
                                     ----------------  -----------------  -----------------  -----------------
   End of year.....................  $    437,123,606  $     391,323,313  $   1,023,148,092  $     911,540,508
                                     ================  =================  =================  =================

                                                                                   BHFTI AB GLOBAL
                                       AMERICAN FUNDS(R) GROWTH-INCOME           DYNAMIC ALLOCATION
                                                  DIVISION                            DIVISION
                                     ----------------------------------  ------------------------------------
                                           2019              2018               2019              2018
                                     ----------------  ----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      1,436,026  $      (796,915)  $      30,397,130  $       6,257,877
   Net realized gains (losses).....        95,621,069        87,672,156         57,885,441         35,144,576
   Change in unrealized gains
     (losses) on investments.......        65,653,475     (103,808,158)        121,512,992      (164,320,962)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       162,710,570      (16,932,917)        209,795,563      (122,918,509)
                                     ----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........         8,576,044         9,457,065            709,324          1,104,256
   Net transfers (including fixed
     account)......................      (12,640,486)      (17,194,299)       (21,679,688)       (37,099,844)
   Contract charges................       (2,663,497)       (2,898,679)       (20,256,664)       (21,697,420)
   Transfers for Contract benefits
     and terminations..............      (93,491,846)     (113,503,013)      (147,263,079)      (126,992,973)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......     (100,219,785)     (124,138,926)      (188,490,107)      (184,685,981)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............        62,490,785     (141,071,843)         21,305,456      (307,604,490)
NET ASSETS:
   Beginning of year...............       704,784,793       845,856,636      1,327,086,693      1,634,691,183
                                     ----------------  ----------------  -----------------  -----------------
   End of year.....................  $    767,275,578  $    704,784,793  $   1,348,392,149  $   1,327,086,693
                                     ================  ================  =================  =================

                                           BHFTI AMERICAN FUNDS(R)
                                             BALANCED ALLOCATION
                                                  DIVISION
                                     ----------------------------------
                                           2019              2018
                                     ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      4,462,145  $      1,830,844
   Net realized gains (losses).....        63,250,333        58,137,381
   Change in unrealized gains
     (losses) on investments.......        64,375,432     (103,970,096)
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       132,087,910      (44,001,871)
                                     ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........         4,774,211         5,037,351
   Net transfers (including fixed
     account)......................         5,687,408        21,511,092
   Contract charges................       (8,002,718)       (8,455,751)
   Transfers for Contract benefits
     and terminations..............     (106,777,126)     (120,419,294)
                                     ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......     (104,318,225)     (102,326,602)
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets..............        27,769,685     (146,328,473)
NET ASSETS:
   Beginning of year...............       773,156,170       919,484,643
                                     ----------------  ----------------
   End of year.....................  $    800,925,855  $    773,156,170
                                     ================  ================

(a) For the period April 30, 2018 to December 31, 2018.

(b) Had no net assets at December 31, 2019.

(c) For the period January 1, 2019 to April 26, 2019.

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                           BHFTI AMERICAN FUNDS(R)
                                              GROWTH ALLOCATION              BHFTI AMERICAN FUNDS(R) GROWTH
                                                  DIVISION                              DIVISION
                                     -----------------------------------  ------------------------------------
                                           2019               2018               2019               2018
                                     -----------------  ----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       1,866,839  $      (252,527)  $     (2,794,478)  $     (3,367,198)
   Net realized gains (losses).....         40,276,095        35,870,228         54,937,555         68,913,010
   Change in unrealized gains
     (losses) on investments.......         43,847,086      (65,152,673)         31,493,558       (65,213,137)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         85,990,020      (29,534,972)         83,636,635            332,675
                                     -----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........          5,987,264         7,476,966            758,372          1,045,691
   Net transfers (including fixed
     account)......................            886,887         5,634,249        (9,194,554)       (20,365,695)
   Contract charges................        (3,741,589)       (3,844,852)        (2,606,271)        (2,966,803)
   Transfers for Contract benefits
     and terminations..............       (40,791,035)      (56,118,263)       (54,188,503)       (58,768,471)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......       (37,658,473)      (46,851,900)       (65,230,956)       (81,055,278)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............         48,331,547      (76,386,872)         18,405,679       (80,722,603)
NET ASSETS:
   Beginning of year...............        403,169,471       479,556,343        315,250,770        395,973,373
                                     -----------------  ----------------  -----------------  -----------------
   End of year.....................  $     451,501,018  $    403,169,471  $     333,656,449  $     315,250,770
                                     =================  ================  =================  =================

                                           BHFTI AMERICAN FUNDS(R)
                                             MODERATE ALLOCATION             BHFTI AQR GLOBAL RISK BALANCED
                                                  DIVISION                              DIVISION
                                     ------------------------------------  ----------------------------------
                                            2019              2018               2019              2018
                                     -----------------  -----------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       5,794,683  $       4,051,100  $     17,907,999  $    (9,805,401)
   Net realized gains (losses).....         48,405,217         51,001,850      (27,786,573)        72,287,727
   Change in unrealized gains
     (losses) on investments.......         54,684,421       (93,170,445)       186,555,019     (147,999,159)
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        108,884,321       (38,117,495)       176,676,445      (85,516,833)
                                     -----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........          5,243,132          5,992,456           900,595           924,209
   Net transfers (including fixed
     account)......................        (2,177,095)        (8,153,286)      (17,054,808)      (36,716,431)
   Contract charges................        (8,076,744)        (8,770,526)      (16,117,924)      (16,999,078)
   Transfers for Contract benefits
     and terminations..............      (100,303,436)      (117,877,180)     (112,091,161)      (92,301,744)
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......      (105,314,143)      (128,808,536)     (144,363,298)     (145,093,044)
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............          3,570,178      (166,926,031)        32,313,147     (230,609,877)
NET ASSETS:
   Beginning of year...............        782,649,526        949,575,557     1,003,736,398     1,234,346,275
                                     -----------------  -----------------  ----------------  ----------------
   End of year.....................  $     786,219,704  $     782,649,526  $  1,036,049,545  $  1,003,736,398
                                     =================  =================  ================  ================

                                            BHFTI BLACKROCK GLOBAL
                                              TACTICAL STRATEGIES              BHFTI BLACKROCK HIGH YIELD
                                                   DIVISION                             DIVISION
                                     ------------------------------------  ------------------------------------
                                            2019              2018               2019               2018
                                     -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (18,060,994)  $       3,320,354  $          18,657  $          15,048
   Net realized gains (losses).....          9,952,018        139,751,429               (88)                300
   Change in unrealized gains
     (losses) on investments.......        309,920,134      (298,288,753)             32,028           (31,733)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        301,811,158      (155,216,970)             50,597           (16,385)
                                     -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........            993,414          1,063,251             15,646             20,770
   Net transfers (including fixed
     account)......................       (20,710,205)       (27,458,179)             19,832           (16,731)
   Contract charges................       (25,681,599)       (27,322,232)               (45)               (52)
   Transfers for Contract benefits
     and terminations..............      (191,150,413)      (159,665,680)           (26,061)           (11,547)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......      (236,548,803)      (213,382,840)              9,372            (7,560)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............         65,262,355      (368,599,810)             59,969           (23,945)
NET ASSETS:
   Beginning of year...............      1,660,961,194      2,029,561,004            389,657            413,602
                                     -----------------  -----------------  -----------------  -----------------
   End of year.....................  $   1,726,223,549  $   1,660,961,194  $         449,626  $         389,657
                                     =================  =================  =================  =================

                                              BHFTI BRIGHTHOUSE
                                            ASSET ALLOCATION 100
                                                  DIVISION
                                     -----------------------------------
                                           2019               2018
                                     ----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        885,561  $       (303,191)
   Net realized gains (losses).....        25,624,510         12,717,832
   Change in unrealized gains
     (losses) on investments.......        24,894,112       (37,541,071)
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        51,404,183       (25,126,430)
                                     ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........         6,846,378          8,274,923
   Net transfers (including fixed
     account)......................       (2,480,387)        (2,697,266)
   Contract charges................         (471,958)          (496,671)
   Transfers for Contract benefits
     and terminations..............      (22,269,203)       (24,091,363)
                                     ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......      (18,375,170)       (19,010,377)
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets..............        33,029,013       (44,136,807)
NET ASSETS:
   Beginning of year...............       204,491,233        248,628,040
                                     ----------------  -----------------
   End of year.....................  $    237,520,246  $     204,491,233
                                     ================  =================

(a) For the period April 30, 2018 to December 31, 2018.

(b) Had no net assets at December 31, 2019.

(c) For the period January 1, 2019 to April 26, 2019.

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                                    BHFTI                                BHFTI
                                          BRIGHTHOUSE BALANCED PLUS           BRIGHTHOUSE SMALL CAP VALUE
                                                  DIVISION                             DIVISION
                                     -----------------------------------  -----------------------------------
                                           2019               2018              2019               2018
                                     -----------------  ----------------  ----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      27,768,228  $     15,280,646  $       (45,776)  $        (23,726)
   Net realized gains (losses).....         22,643,678       330,218,051         1,464,342          1,289,746
   Change in unrealized gains
     (losses) on investments.......        648,617,370     (656,965,469)         2,627,168        (4,153,340)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        699,029,276     (311,466,772)         4,045,734        (2,887,320)
                                     -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........          2,147,071         2,193,312           674,567            746,033
   Net transfers (including fixed
     account)......................         34,765,031       117,588,779         (867,443)          (525,857)
   Contract charges................       (49,927,448)      (50,332,938)          (35,191)           (38,794)
   Transfers for Contract benefits
     and terminations..............      (383,920,403)     (319,087,701)       (1,303,878)        (1,704,395)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......      (396,935,749)     (249,638,548)       (1,531,945)        (1,523,013)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............        302,093,527     (561,105,320)         2,513,789        (4,410,333)
NET ASSETS:
   Beginning of year...............      3,308,331,916     3,869,437,236        15,380,952         19,791,285
                                     -----------------  ----------------  ----------------  -----------------
   End of year.....................  $   3,610,425,443  $  3,308,331,916  $     17,894,741  $      15,380,952
                                     =================  ================  ================  =================

                                         BHFTI BRIGHTHOUSE/ABERDEEN             BHFTI BRIGHTHOUSE/ARTISAN
                                           EMERGING MARKETS EQUITY                    INTERNATIONAL
                                                  DIVISION                              DIVISION
                                     ------------------------------------  ------------------------------------
                                            2019              2018               2019               2018
                                     -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         189,344  $         705,467  $             (1)  $              --
   Net realized gains (losses).....            615,286            632,886                 88                108
   Change in unrealized gains
     (losses) on investments.......          7,540,114        (9,802,919)                460              (357)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          8,344,744        (8,464,566)                547              (249)
                                     -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........            111,644            132,442                 --                 --
   Net transfers (including fixed
     account)......................        (2,144,830)          4,713,483              (113)                149
   Contract charges................          (410,683)          (441,570)                (1)                 --
   Transfers for Contract benefits
     and terminations..............        (6,784,499)        (6,810,285)              (349)              (704)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......        (9,228,368)        (2,405,930)              (463)              (555)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............          (883,624)       (10,870,496)                 84              (804)
NET ASSETS:
   Beginning of year...............         47,553,441         58,423,937              2,006              2,810
                                     -----------------  -----------------  -----------------  -----------------
   End of year.....................  $      46,669,817  $      47,553,441  $           2,090  $           2,006
                                     =================  =================  =================  =================

                                           BHFTI BRIGHTHOUSE/EATON            BHFTI BRIGHTHOUSE/FRANKLIN
                                             VANCE FLOATING RATE               LOW DURATION TOTAL RETURN
                                                  DIVISION                             DIVISION
                                     ----------------------------------  ------------------------------------
                                           2019              2018               2019               2018
                                     ----------------  ----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        909,606  $        630,111  $       1,527,571  $         401,927
   Net realized gains (losses).....          (84,448)          (19,836)          (395,293)          (592,907)
   Change in unrealized gains
     (losses) on investments.......           737,013         (971,344)          1,299,655          (483,201)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         1,562,171         (361,069)          2,431,933          (674,181)
                                     ----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........            21,787            70,727            467,019            445,950
   Net transfers (including fixed
     account)......................         (113,083)         4,351,742          8,493,710          3,797,220
   Contract charges................          (65,763)          (82,039)          (589,867)          (622,147)
   Transfers for Contract benefits
     and terminations..............       (3,888,774)       (4,337,423)       (12,728,649)       (11,344,205)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......       (4,045,833)             3,007        (4,357,787)        (7,723,182)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............       (2,483,662)         (358,062)        (1,925,854)        (8,397,363)
NET ASSETS:
   Beginning of year...............        29,267,597        29,625,659         75,568,731         83,966,094
                                     ----------------  ----------------  -----------------  -----------------
   End of year.....................  $     26,783,935  $     29,267,597  $      73,642,877  $      75,568,731
                                     ================  ================  =================  =================

                                         BHFTI BRIGHTHOUSE/TEMPLETON
                                             INTERNATIONAL BOND
                                                  DIVISION
                                     ------------------------------------
                                            2019              2018
                                     -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         415,645  $        (86,769)
   Net realized gains (losses).....          (150,092)          (186,380)
   Change in unrealized gains
     (losses) on investments.......          (259,270)            259,364
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............              6,283           (13,785)
                                     -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........             14,955              9,016
   Net transfers (including fixed
     account)......................            312,877          (190,192)
   Contract charges................           (65,786)           (79,974)
   Transfers for Contract benefits
     and terminations..............          (983,577)        (1,009,793)
                                     -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......          (721,531)        (1,270,943)
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets..............          (715,248)        (1,284,728)
NET ASSETS:
   Beginning of year...............          6,165,086          7,449,814
                                     -----------------  -----------------
   End of year.....................  $       5,449,838  $       6,165,086
                                     =================  =================

(a) For the period April 30, 2018 to December 31, 2018.

(b) Had no net assets at December 31, 2019.

(c) For the period January 1, 2019 to April 26, 2019.

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                        BHFTI BRIGHTHOUSE/WELLINGTON                     BHFTI
                                             LARGE CAP RESEARCH               CLARION GLOBAL REAL ESTATE
                                                  DIVISION                             DIVISION
                                     -----------------------------------  -----------------------------------
                                           2019               2018              2019               2018
                                     -----------------  ----------------  ----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         869,963  $       (20,515)  $      3,361,931  $       9,297,778
   Net realized gains (losses).....         98,577,929       109,960,775         (538,799)        (2,633,527)
   Change in unrealized gains
     (losses) on investments.......         87,280,776     (156,055,251)        35,304,328       (26,591,436)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        186,728,668      (46,114,991)        38,127,460       (19,927,185)
                                     -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........          4,881,601         5,990,125         2,622,113          3,127,240
   Net transfers (including fixed
     account)......................       (13,237,772)      (11,628,578)       (7,272,448)        (2,861,283)
   Contract charges................          (616,685)         (675,562)         (782,162)          (850,985)
   Transfers for Contract benefits
     and terminations..............       (72,686,880)      (75,636,334)      (22,219,962)       (25,714,082)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......       (81,659,736)      (81,950,349)      (27,652,459)       (26,299,110)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............        105,068,932     (128,065,340)        10,475,001       (46,226,295)
NET ASSETS:
   Beginning of year...............        636,225,847       764,291,187       172,053,744        218,280,039
                                     -----------------  ----------------  ----------------  -----------------
   End of year.....................  $     741,294,779  $    636,225,847  $    182,528,745  $     172,053,744
                                     =================  ================  ================  =================

                                             BHFTI HARRIS OAKMARK                     BHFTI INVESCO
                                                 INTERNATIONAL                  BALANCED-RISK ALLOCATION
                                                   DIVISION                             DIVISION
                                     ------------------------------------  ------------------------------------
                                            2019               2018              2019               2018
                                     -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       4,063,871  $       2,298,634  $     (5,903,169)  $       (444,829)
   Net realized gains (losses).....         25,522,746         24,869,416        (4,110,620)         36,156,711
   Change in unrealized gains
     (losses) on investments.......         57,501,967      (158,849,111)         71,138,882       (75,432,041)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         87,088,584      (131,681,061)         61,125,093       (39,720,159)
                                     -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........          6,456,415          8,249,242            234,495            280,853
   Net transfers (including fixed
     account)......................       (13,461,208)         34,312,542        (4,322,226)        (2,960,834)
   Contract charges................        (2,320,252)        (2,570,197)        (6,687,964)        (7,126,038)
   Transfers for Contract benefits
     and terminations..............       (50,635,078)       (64,091,347)       (50,823,320)       (44,166,177)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......       (59,960,123)       (24,099,760)       (61,599,015)       (53,972,196)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............         27,128,461      (155,780,821)          (473,922)       (93,692,355)
NET ASSETS:
   Beginning of year...............        398,451,152        554,231,973        462,317,377        556,009,732
                                     -----------------  -----------------  -----------------  -----------------
   End of year.....................  $     425,579,613  $     398,451,152  $     461,843,455  $     462,317,377
                                     =================  =================  =================  =================

                                           BHFTI INVESCO COMSTOCK              BHFTI INVESCO GLOBAL EQUITY
                                                  DIVISION                              DIVISION
                                     -----------------------------------  -----------------------------------
                                           2019               2018               2019              2018
                                     -----------------  ----------------   ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $             540  $          (296)   $      (829,985)  $      (397,449)
   Net realized gains (losses).....              6,181             4,819         40,147,827        37,327,295
   Change in unrealized gains
     (losses) on investments.......              4,696          (12,421)         25,946,498      (73,719,904)
                                     -----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............             11,417           (7,898)         65,264,340      (36,790,058)
                                     -----------------  ----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........                 --                --          3,080,059         3,590,374
   Net transfers (including fixed
     account)......................                146            15,815        (4,932,382)         9,912,669
   Contract charges................                (3)               (1)        (1,027,087)       (1,070,883)
   Transfers for Contract benefits
     and terminations..............            (3,277)           (6,287)       (27,439,373)      (32,226,019)
                                     -----------------  ----------------   ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......            (3,134)             9,527       (30,318,783)      (19,793,859)
                                     -----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
        in net assets..............              8,283             1,629         34,945,557      (56,583,917)
NET ASSETS:
   Beginning of year...............             49,587            47,958        226,269,164       282,853,081
                                     -----------------  ----------------   ----------------  ----------------
   End of year.....................  $          57,870  $         49,587   $    261,214,721  $    226,269,164
                                     =================  ================   ================  ================

                                                     BHFTI
                                           INVESCO SMALL CAP GROWTH
                                                   DIVISION
                                     ------------------------------------
                                            2019               2018
                                     -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (640,903)  $       (724,664)
   Net realized gains (losses).....          7,293,224          7,786,050
   Change in unrealized gains
     (losses) on investments.......          3,700,553       (12,142,503)
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         10,352,874        (5,081,117)
                                     -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........            774,674            855,023
   Net transfers (including fixed
     account)......................          (567,462)          2,697,918
   Contract charges................          (193,396)          (206,035)
   Transfers for Contract benefits
     and terminations..............        (6,415,557)        (7,637,544)
                                     -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......        (6,401,741)        (4,290,638)
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets..............          3,951,133        (9,371,755)
NET ASSETS:
   Beginning of year...............         47,102,731         56,474,486
                                     -----------------  -----------------
   End of year.....................  $      51,053,864  $      47,102,731
                                     =================  =================

(a) For the period April 30, 2018 to December 31, 2018.

(b) Had no net assets at December 31, 2019.

(c) For the period January 1, 2019 to April 26, 2019.

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                                                                    BHFTI JPMORGAN
                                          BHFTI JPMORGAN CORE BOND             GLOBAL ACTIVE ALLOCATION
                                                  DIVISION                             DIVISION
                                     -----------------------------------  -----------------------------------
                                            2019              2018              2019              2018
                                     -----------------  ----------------  ----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       2,515,383  $      1,261,414  $     12,072,983  $       3,166,220
   Net realized gains (losses).....          (286,718)         (836,959)         4,858,766         50,412,181
   Change in unrealized gains
     (losses) on investments.......          3,014,432       (1,837,782)        98,744,637      (126,399,614)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          5,243,097       (1,413,327)       115,676,386       (72,821,213)
                                     -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........            220,665           203,450           207,898            364,010
   Net transfers (including fixed
     account)......................          2,574,123         1,448,618      (11,791,822)         78,754,749
   Contract charges................          (694,814)         (787,600)      (11,346,377)       (11,841,397)
   Transfers for Contract benefits
     and terminations..............       (14,315,743)      (13,801,682)      (77,253,420)       (67,929,776)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......       (12,215,769)      (12,937,214)     (100,183,721)          (652,414)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............        (6,972,672)      (14,350,541)        15,492,665       (73,473,627)
NET ASSETS:
   Beginning of year...............         81,327,656        95,678,197       788,207,295        861,680,922
                                     -----------------  ----------------  ----------------  -----------------
   End of year.....................  $      74,354,984  $     81,327,656  $    803,699,960  $     788,207,295
                                     =================  ================  ================  =================

                                                    BHFTI                         BHFTI LOOMIS SAYLES
                                          JPMORGAN SMALL CAP VALUE                 GLOBAL ALLOCATION
                                                  DIVISION                             DIVISION
                                     -----------------------------------  ----------------------------------
                                           2019               2018              2019              2018
                                     ----------------  -----------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (32,715)  $        (43,852)  $        236,754  $        679,701
   Net realized gains (losses).....         1,866,529          2,019,712        12,574,697        12,901,984
   Change in unrealized gains
     (losses) on investments.......         1,229,221        (4,894,564)        11,124,691      (20,116,179)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         3,063,035        (2,918,704)        23,936,142       (6,534,494)
                                     ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........            41,392             46,729         1,005,131           999,559
   Net transfers (including fixed
     account)......................           926,712          (768,700)       (1,854,222)       (3,131,031)
   Contract charges................         (145,568)          (174,137)         (718,693)         (810,469)
   Transfers for Contract benefits
     and terminations..............       (2,591,872)        (3,170,905)      (13,454,986)      (16,759,623)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......       (1,769,336)        (4,067,013)      (15,022,770)      (19,701,564)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............         1,293,699        (6,985,717)         8,913,372      (26,236,058)
NET ASSETS:
   Beginning of year...............        17,643,222         24,628,939        98,196,428       124,432,486
                                     ----------------  -----------------  ----------------  ----------------
   End of year.....................  $     18,936,921  $      17,643,222  $    107,109,800  $     98,196,428
                                     ================  =================  ================  ================

                                                    BHFTI                            BHFTI METLIFE
                                            LOOMIS SAYLES GROWTH               MULTI-INDEX TARGETED RISK
                                                  DIVISION                             DIVISION
                                     -----------------------------------  -----------------------------------
                                           2019               2018               2019              2018
                                     -----------------  ----------------  -----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (1,897,056)  $    (3,546,256)  $       7,830,063  $      4,538,576
   Net realized gains (losses).....         78,617,917        58,380,091          7,415,422        64,176,779
   Change in unrealized gains
     (losses) on investments.......         15,869,923      (89,558,096)        143,288,748     (145,430,446)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         92,590,784      (34,724,261)        158,534,233      (76,715,091)
                                     -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........          5,976,940         7,211,782            446,277           748,523
   Net transfers (including fixed
     account)......................       (13,010,605)      (26,737,375)        (1,276,939)        20,489,469
   Contract charges................        (2,861,151)       (3,288,938)       (12,111,379)      (12,407,270)
   Transfers for Contract benefits
     and terminations..............       (60,285,423)      (73,417,981)       (81,418,407)      (77,781,554)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......       (70,180,239)      (96,232,512)       (94,360,448)      (68,950,832)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............         22,410,545     (130,956,773)         64,173,785     (145,665,923)
NET ASSETS:
   Beginning of year...............        444,649,592       575,606,365        820,528,591       966,194,514
                                     -----------------  ----------------  -----------------  ----------------
   End of year.....................  $     467,060,137  $    444,649,592  $     884,702,376  $    820,528,591
                                     =================  ================  =================  ================

                                                    BHFTI
                                        MFS(R) RESEARCH INTERNATIONAL
                                                  DIVISION
                                     -----------------------------------
                                           2019              2018
                                     ----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        318,965  $       1,464,679
   Net realized gains (losses).....         9,418,963          2,813,023
   Change in unrealized gains
     (losses) on investments.......        29,093,941       (31,784,610)
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        38,831,869       (27,506,908)
                                     ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........         2,227,473          2,701,008
   Net transfers (including fixed
     account)......................       (4,713,814)            736,469
   Contract charges................         (814,004)          (895,648)
   Transfers for Contract benefits
     and terminations..............      (21,104,066)       (23,354,398)
                                     ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......      (24,404,411)       (20,812,569)
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets..............        14,427,458       (48,319,477)
NET ASSETS:
   Beginning of year...............       153,947,912        202,267,389
                                     ----------------  -----------------
   End of year.....................  $    168,375,370  $     153,947,912
                                     ================  =================

(a) For the period April 30, 2018 to December 31, 2018.

(b) Had no net assets at December 31, 2019.

(c) For the period January 1, 2019 to April 26, 2019.

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                           BHFTI MORGAN STANLEY                   BHFTI PANAGORA
                                                 DISCOVERY                    GLOBAL DIVERSIFIED RISK
                                                 DIVISION                            DIVISION
                                    ----------------------------------  -----------------------------------
                                          2019              2018               2019              2018
                                    ----------------  ----------------  -----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (5,193,811)  $    (4,648,338)  $       1,607,188  $    (1,077,891)
   Net realized gains (losses)....       101,980,573        93,364,240            600,969         6,528,858
   Change in unrealized gains
     (losses) on investments......        33,077,464      (56,133,261)         12,276,179      (13,167,717)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........       129,864,226        32,582,641         14,484,336       (7,716,750)
                                    ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners.........         6,142,870         5,677,315             47,910            65,784
   Net transfers (including fixed
     account).....................       (8,899,013)         1,298,690          6,157,129       (8,040,968)
   Contract charges...............         (516,964)         (481,430)        (1,162,001)       (1,179,387)
   Transfers for Contract benefits
     and terminations.............      (42,848,305)      (38,693,482)        (7,680,578)       (6,075,186)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.....      (46,121,412)      (32,198,907)        (2,637,540)      (15,229,757)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets.............        83,742,814           383,734         11,846,796      (22,946,507)
NET ASSETS:
   Beginning of year..............       340,007,433       339,623,699         72,446,308        95,392,815
                                    ----------------  ----------------  -----------------  ----------------
   End of year....................  $    423,750,247  $    340,007,433  $      84,293,104  $     72,446,308
                                    ================  ================  =================  ================

                                                BHFTI PIMCO
                                         INFLATION PROTECTED BOND            BHFTI PIMCO TOTAL RETURN
                                                 DIVISION                            DIVISION
                                    -----------------------------------  ----------------------------------
                                          2019              2018               2019              2018
                                    ----------------  -----------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      7,316,624  $       1,329,280  $     12,391,429  $      1,045,105
   Net realized gains (losses)....       (6,024,723)        (9,388,897)       (1,279,381)       (8,796,586)
   Change in unrealized gains
     (losses) on investments......        21,800,541        (6,574,439)        40,752,158       (6,466,381)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        23,092,442       (14,634,056)        51,864,206      (14,217,862)
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners.........         2,370,863          2,930,108         6,189,828         7,191,752
   Net transfers (including fixed
     account).....................         3,892,040        (3,556,735)        13,159,485       (9,430,049)
   Contract charges...............       (2,849,692)        (3,260,729)       (5,359,326)       (6,079,401)
   Transfers for Contract benefits
     and terminations.............      (48,426,223)       (58,283,108)     (108,372,981)     (127,865,736)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.....      (45,013,012)       (62,170,464)      (94,382,994)     (136,183,434)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............      (21,920,570)       (76,804,520)      (42,518,788)     (150,401,296)
NET ASSETS:
   Beginning of year..............       349,179,155        425,983,675       757,914,158       908,315,454
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $    327,258,585  $     349,179,155  $    715,395,370  $    757,914,158
                                    ================  =================  ================  ================

                                                   BHFTI                             BHFTI SSGA
                                       SCHRODERS GLOBAL MULTI-ASSET             GROWTH AND INCOME ETF
                                                 DIVISION                             DIVISION
                                    -----------------------------------  -----------------------------------
                                          2019               2018              2019              2018
                                    -----------------  ----------------  ----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       1,846,847  $      3,158,669  $      7,544,782  $       8,594,688
   Net realized gains (losses)....          5,491,382        45,904,038        40,500,192         47,430,407
   Change in unrealized gains
     (losses) on investments......        138,174,665     (128,644,774)        67,284,467      (113,441,953)
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        145,512,894      (79,582,067)       115,329,441       (57,416,858)
                                    -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners.........            225,416           355,391         2,610,417          3,284,546
   Net transfers (including fixed
     account).....................       (23,182,197)       359,318,742      (12,230,355)       (10,646,177)
   Contract charges...............       (11,186,763)      (10,798,092)       (7,759,945)        (8,629,191)
   Transfers for Contract benefits
     and terminations.............       (76,856,105)      (65,103,706)      (97,729,510)      (116,127,748)
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.....      (110,999,649)       283,772,335     (115,109,393)      (132,118,570)
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets.............         34,513,245       204,190,268           220,048      (189,535,428)
NET ASSETS:
   Beginning of year..............        768,330,201       564,139,933       680,006,923        869,542,351
                                    -----------------  ----------------  ----------------  -----------------
   End of year....................  $     802,843,446  $    768,330,201  $    680,226,971  $     680,006,923
                                    =================  ================  ================  =================

                                          BHFTI SSGA GROWTH ETF
                                                DIVISION
                                    ----------------------------------
                                          2019              2018
                                    ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        986,073  $      1,138,911
   Net realized gains (losses)....         9,305,911        10,516,159
   Change in unrealized gains
     (losses) on investments......        15,190,143      (25,633,736)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        25,482,127      (13,978,666)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners.........         2,038,398         2,093,140
   Net transfers (including fixed
     account).....................       (2,541,321)       (1,389,726)
   Contract charges...............       (1,011,665)       (1,020,064)
   Transfers for Contract benefits
     and terminations.............      (13,076,107)      (15,329,840)
                                    ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.....      (14,590,695)      (15,646,490)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets.............        10,891,432      (29,625,156)
NET ASSETS:
   Beginning of year..............       127,430,864       157,056,020
                                    ----------------  ----------------
   End of year....................  $    138,322,296  $    127,430,864
                                    ================  ================

(a) For the period April 30, 2018 to December 31, 2018.

(b) Had no net assets at December 31, 2019.

(c) For the period January 1, 2019 to April 26, 2019.

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                                    BHFTI                                BHFTI
                                        T. ROWE PRICE LARGE CAP VALUE        T. ROWE PRICE MID CAP GROWTH
                                                  DIVISION                             DIVISION
                                     -----------------------------------  -----------------------------------
                                           2019               2018               2019              2018
                                     -----------------  ----------------  -----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $           4,151  $          3,293  $     (5,560,003)  $    (6,260,037)
   Net realized gains (losses).....             52,011            47,960         86,982,240        79,489,812
   Change in unrealized gains
     (losses) on investments.......             56,272          (98,805)         39,892,914      (85,021,781)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............            112,434          (47,552)        121,315,151      (11,792,006)
                                     -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........              2,873             5,371          7,135,506         7,979,505
   Net transfers (including fixed
     account)......................            215,404         (116,206)       (17,032,434)      (10,448,692)
   Contract charges................               (46)              (56)        (2,079,281)       (2,211,372)
   Transfers for Contract benefits
     and terminations..............           (13,941)          (11,057)       (54,904,806)      (59,595,016)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......            204,290         (121,948)       (66,881,015)      (64,275,575)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............            316,724         (169,500)         54,434,136      (76,067,581)
NET ASSETS:
   Beginning of year...............            409,218           578,718        430,092,959       506,160,540
                                     -----------------  ----------------  -----------------  ----------------
   End of year.....................  $         725,942  $        409,218  $     484,527,095  $    430,092,959
                                     =================  ================  =================  ================

                                                                                          BHFTI
                                         BHFTI TCW CORE FIXED INCOME         VICTORY SYCAMORE MID CAP VALUE
                                                  DIVISION                              DIVISION
                                     ------------------------------------  -----------------------------------
                                            2019              2018               2019              2018
                                      ----------------  -----------------  ----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....   $          4,688  $           2,606  $      (305,954)  $     (2,461,988)
   Net realized gains (losses).....              (523)              (511)        11,978,822         74,803,735
   Change in unrealized gains
     (losses) on investments.......             12,867            (5,232)        73,696,007      (112,705,634)
                                      ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............             17,032            (3,137)        85,368,875       (40,363,887)
                                      ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........                 --                 --         3,732,581          4,599,317
   Net transfers (including fixed
     account)......................            136,113                 --       (9,292,023)        (8,334,121)
   Contract charges................                (2)                (2)       (1,274,070)        (1,432,482)
   Transfers for Contract benefits
     and terminations..............          (150,865)           (14,027)      (43,941,710)       (52,061,753)
                                      ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......           (14,754)           (14,029)      (50,775,222)       (57,229,039)
                                      ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............              2,278           (17,166)        34,593,653       (97,592,926)
NET ASSETS:
   Beginning of year...............            238,242            255,408       327,214,056        424,806,982
                                      ----------------  -----------------  ----------------  -----------------
   End of year.....................   $        240,520  $         238,242  $    361,807,709  $     327,214,056
                                      ================  =================  ================  =================

                                             BHFTI WELLS CAPITAL                  BHFTI WESTERN ASSET
                                          MANAGEMENT MID CAP VALUE           MANAGEMENT GOVERNMENT INCOME
                                                  DIVISION                             DIVISION
                                     -----------------------------------  -----------------------------------
                                           2019               2018              2019               2018
                                     ----------------  -----------------  ----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        (2,193)  $         (1,136)  $      5,722,869  $       6,365,880
   Net realized gains (losses).....            10,018             28,159       (1,086,935)        (3,867,446)
   Change in unrealized gains
     (losses) on investments.......            88,754           (76,605)        18,826,412        (9,374,429)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............            96,579           (49,582)        23,462,346        (6,875,995)
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........                --                 --           358,224            315,071
   Net transfers (including fixed
     account)......................           (8,603)              4,585        30,093,768        (1,378,118)
   Contract charges................               (9)                (8)       (6,279,415)        (6,519,654)
   Transfers for Contract benefits
     and terminations..............           (8,522)            (7,985)      (68,059,841)       (47,354,212)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......          (17,134)            (3,408)      (43,887,264)       (54,936,913)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............            79,445           (52,990)      (20,424,918)       (61,812,908)
NET ASSETS:
   Beginning of year...............           289,513            342,503       396,922,182        458,735,090
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $        368,958  $         289,513  $    376,497,264  $     396,922,182
                                     ================  =================  ================  =================

                                                   BHFTII
                                     BAILLIE GIFFORD INTERNATIONAL STOCK
                                                  DIVISION
                                     -----------------------------------
                                           2019              2018
                                     ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (24,199)  $      (247,878)
   Net realized gains (losses).....         8,966,511         2,678,723
   Change in unrealized gains
     (losses) on investments.......        22,444,859      (26,191,316)
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        31,387,171      (23,760,471)
                                     ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........         1,040,810         1,438,230
   Net transfers (including fixed
     account)......................       (2,480,958)         3,655,824
   Contract charges................         (348,931)         (367,032)
   Transfers for Contract benefits
     and terminations..............      (12,641,120)      (14,197,616)
                                     ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......      (14,430,199)       (9,470,594)
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets..............        16,956,972      (33,231,065)
NET ASSETS:
   Beginning of year...............       106,646,276       139,877,341
                                     ----------------  ----------------
   End of year.....................  $    123,603,248  $    106,646,276
                                     ================  ================

(a) For the period April 30, 2018 to December 31, 2018.

(b) Had no net assets at December 31, 2019.

(c) For the period January 1, 2019 to April 26, 2019.

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                                     BHFTII                                BHFTII
                                              BLACKROCK BOND INCOME            BLACKROCK CAPITAL APPRECIATION
                                                    DIVISION                              DIVISION
                                      ------------------------------------  ------------------------------------
                                             2019               2018               2019               2018
                                      -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       9,155,045  $       8,430,040  $     (2,366,185)  $     (2,471,487)
   Net realized gains (losses)......          (715,232)        (3,300,348)         40,823,183         38,888,058
   Change in unrealized gains
     (losses) on investments........         22,564,409       (13,666,818)         11,816,940       (32,921,031)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         31,004,222        (8,537,126)         50,273,938          3,495,540
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........          3,149,187          3,664,688          2,183,565          2,155,757
   Net transfers (including fixed
     account).......................         11,907,260            102,605        (4,113,483)          3,832,325
   Contract charges.................        (2,032,761)        (2,240,327)          (996,715)        (1,025,484)
   Transfers for Contract benefits
     and terminations...............       (50,890,243)       (56,707,349)       (24,993,256)       (26,069,535)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......       (37,866,557)       (55,180,383)       (27,919,889)       (21,106,937)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............        (6,862,335)       (63,717,509)         22,354,049       (17,611,397)
NET ASSETS:
   Beginning of year................        391,693,026        455,410,535        170,334,155        187,945,552
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $     384,830,691  $     391,693,026  $     192,688,204  $     170,334,155
                                      =================  =================  =================  =================

                                                     BHFTII                                BHFTII
                                         BLACKROCK ULTRA-SHORT TERM BOND       BRIGHTHOUSE ASSET ALLOCATION 20
                                                    DIVISION                              DIVISION
                                      ------------------------------------  ------------------------------------
                                             2019               2018               2019               2018
                                      -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         143,958  $       (278,093)  $       3,007,685  $       3,366,791
   Net realized gains (losses)......            212,191            168,644          5,325,712          2,797,570
   Change in unrealized gains
     (losses) on investments........           (66,778)            241,176         24,533,395       (20,365,598)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            289,371            131,727         32,866,792       (14,201,237)
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........            615,540            131,922          2,632,662          2,757,238
   Net transfers (including fixed
     account).......................          9,792,612          9,861,911          7,348,281        (5,843,803)
   Contract charges.................          (463,649)          (469,633)        (2,607,707)        (2,850,031)
   Transfers for Contract benefits
     and terminations...............       (15,615,135)       (15,709,056)       (54,200,802)       (53,035,334)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......        (5,670,632)        (6,184,856)       (46,827,566)       (58,971,930)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............        (5,381,261)        (6,053,129)       (13,960,774)       (73,173,167)
NET ASSETS:
   Beginning of year................         50,362,897         56,416,026        335,855,273        409,028,440
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $      44,981,636  $      50,362,897  $     321,894,499  $     335,855,273
                                      =================  =================  =================  =================

                                                     BHFTII                                BHFTII
                                         BRIGHTHOUSE ASSET ALLOCATION 40       BRIGHTHOUSE ASSET ALLOCATION 60
                                                    DIVISION                              DIVISION
                                      ------------------------------------  -----------------------------------
                                             2019               2018               2019              2018
                                      -----------------  -----------------  -----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       8,582,710  $       7,805,656  $      22,830,820  $     14,368,620
   Net realized gains (losses)......         49,800,145         39,529,437        288,576,106       200,682,587
   Change in unrealized gains
     (losses) on investments........         65,082,764      (104,154,220)        217,905,244     (462,497,546)
                                      -----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        123,465,619       (56,819,127)        529,312,170     (247,446,339)
                                      -----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........          7,049,050          7,368,658         30,549,308        36,739,673
   Net transfers (including fixed
     account).......................        (8,404,807)       (19,336,067)       (49,443,622)      (36,898,271)
   Contract charges.................        (7,650,574)        (8,489,757)       (28,714,056)      (31,832,894)
   Transfers for Contract benefits
     and terminations...............      (131,384,552)      (152,736,750)      (447,158,718)     (518,094,167)
                                      -----------------  -----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......      (140,390,883)      (173,193,916)      (494,767,088)     (550,085,659)
                                      -----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets...............       (16,925,264)      (230,013,043)         34,545,082     (797,531,998)
NET ASSETS:
   Beginning of year................        925,660,947      1,155,673,990      3,131,421,270     3,928,953,268
                                      -----------------  -----------------  -----------------  ----------------
   End of year......................  $     908,735,683  $     925,660,947  $   3,165,966,352  $  3,131,421,270
                                      =================  =================  =================  ================

                                                     BHFTII
                                         BRIGHTHOUSE ASSET ALLOCATION 80
                                                    DIVISION
                                      -----------------------------------
                                             2019              2018
                                      -----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       8,601,170  $      1,400,648
   Net realized gains (losses)......        187,227,492       125,979,857
   Change in unrealized gains
     (losses) on investments........        129,654,338     (282,546,629)
                                      -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        325,483,000     (155,166,124)
                                      -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........         28,013,944        32,023,975
   Net transfers (including fixed
     account).......................       (27,752,718)      (28,161,480)
   Contract charges.................       (11,238,395)      (12,178,913)
   Transfers for Contract benefits
     and terminations...............      (177,932,532)     (236,287,529)
                                      -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......      (188,909,701)     (244,603,947)
                                      -----------------  ----------------
     Net increase (decrease)
        in net assets...............        136,573,299     (399,770,071)
NET ASSETS:
   Beginning of year................      1,533,821,665     1,933,591,736
                                      -----------------  ----------------
   End of year......................  $   1,670,394,964  $  1,533,821,665
                                      =================  ================

(a) For the period April 30, 2018 to December 31, 2018.

(b) Had no net assets at December 31, 2019.

(c) For the period January 1, 2019 to April 26, 2019.

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                                   BHFTII                    BHFTII BRIGHTHOUSE/DIMENSIONAL
                                      BRIGHTHOUSE/ARTISAN MID CAP VALUE        INTERNATIONAL SMALL COMPANY
                                                  DIVISION                              DIVISION
                                     -----------------------------------  ------------------------------------
                                           2019               2018               2019              2018
                                     ----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (1,172,747)  $     (1,623,259)  $        (18,271)  $         110,750
   Net realized gains (losses).....        22,815,991         15,566,477            423,121            642,470
   Change in unrealized gains
     (losses) on investments.......        14,827,912       (42,659,193)          1,067,987        (2,740,019)
                                     ----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        36,471,156       (28,715,975)          1,472,837        (1,986,799)
                                     ----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........         2,327,881          2,656,137             22,400             45,448
   Net transfers (including fixed
     account)......................       (2,713,532)        (2,200,517)          (203,256)            832,258
   Contract charges................         (516,750)          (569,278)           (46,470)           (51,653)
   Transfers for Contract benefits
     and terminations..............      (21,091,330)       (26,110,139)          (791,499)        (1,149,785)
                                     ----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......      (21,993,731)       (26,223,797)        (1,018,825)          (323,732)
                                     ----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............        14,477,425       (54,939,772)            454,012        (2,310,531)
NET ASSETS:
   Beginning of year...............       171,734,105        226,673,877          7,285,386          9,595,917
                                     ----------------  -----------------  -----------------  -----------------
   End of year.....................  $    186,211,530  $     171,734,105  $       7,739,398  $       7,285,386
                                     ================  =================  =================  =================

                                                   BHFTII                     BHFTII BRIGHTHOUSE/WELLINGTON
                                       BRIGHTHOUSE/WELLINGTON BALANCED          CORE EQUITY OPPORTUNITIES
                                                  DIVISION                              DIVISION
                                     -----------------------------------  ------------------------------------
                                           2019               2018               2019               2018
                                     -----------------  ----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       5,150,865  $      2,720,306  $         999,695  $       1,741,996
   Net realized gains (losses).....         39,992,173        52,707,069         52,568,075         37,148,328
   Change in unrealized gains
     (losses) on investments.......         62,262,103      (82,402,849)         75,569,821       (43,246,876)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        107,405,141      (26,975,474)        129,137,591        (4,356,552)
                                     -----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........          4,442,449         5,264,212          4,827,594          5,603,941
   Net transfers (including fixed
     account)......................          (897,432)       (3,101,512)       (16,447,091)       (26,814,117)
   Contract charges................          (270,272)         (283,597)        (2,366,209)        (2,598,546)
   Transfers for Contract benefits
     and terminations..............       (57,719,232)      (63,305,703)       (65,986,619)       (71,109,914)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......       (54,444,487)      (61,426,600)       (79,972,325)       (94,918,636)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............         52,960,654      (88,402,074)         49,165,266       (99,275,188)
NET ASSETS:
   Beginning of year...............        521,756,898       610,158,972        471,467,558        570,742,746
                                     -----------------  ----------------  -----------------  -----------------
   End of year.....................  $     574,717,552  $    521,756,898  $     520,632,824  $     471,467,558
                                     =================  ================  =================  =================

                                       BHFTII FRONTIER MID CAP GROWTH            BHFTII JENNISON GROWTH
                                                  DIVISION                              DIVISION
                                     ------------------------------------  -----------------------------------
                                           2019               2018               2019               2018
                                     -----------------  -----------------  ----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (5,934,746)  $     (6,126,797)  $    (2,048,915)  $     (2,326,922)
   Net realized gains (losses).....         77,351,237         72,756,532        34,705,962         39,885,739
   Change in unrealized gains
     (losses) on investments.......         56,953,993       (95,558,241)        21,893,810       (38,210,053)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        128,370,484       (28,928,506)        54,550,857          (651,236)
                                     -----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........          2,828,849          3,645,626         2,836,570          2,762,584
   Net transfers (including fixed
     account)......................        (8,455,328)        (9,513,715)       (3,584,762)          9,029,320
   Contract charges................          (519,246)          (579,336)       (1,061,905)        (1,090,263)
   Transfers for Contract benefits
     and terminations..............       (50,445,538)       (50,297,421)      (26,788,190)       (27,795,485)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......       (56,591,263)       (56,744,846)      (28,598,287)       (17,093,844)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............         71,779,221       (85,673,352)        25,952,570       (17,745,080)
NET ASSETS:
   Beginning of year...............        422,776,437        508,449,789       185,385,848        203,130,928
                                     -----------------  -----------------  ----------------  -----------------
   End of year.....................  $     494,555,658  $     422,776,437  $    211,338,418  $     185,385,848
                                     =================  =================  ================  =================

                                                   BHFTII
                                        LOOMIS SAYLES SMALL CAP CORE
                                                  DIVISION
                                     ------------------------------------
                                            2019              2018
                                     -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (1,941,088)  $     (2,207,264)
   Net realized gains (losses).....         17,821,439         23,029,133
   Change in unrealized gains
     (losses) on investments.......         17,213,486       (40,023,872)
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         33,093,837       (19,202,003)
                                     -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........          1,723,070          2,205,845
   Net transfers (including fixed
     account)......................        (3,265,419)        (3,382,877)
   Contract charges................          (625,706)          (696,424)
   Transfers for Contract benefits
     and terminations..............       (17,604,831)       (20,192,372)
                                     -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......       (19,772,886)       (22,065,828)
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets..............         13,320,951       (41,267,831)
NET ASSETS:
   Beginning of year...............        144,075,649        185,343,480
                                     -----------------  -----------------
   End of year.....................  $     157,396,600  $     144,075,649
                                     =================  =================

(a) For the period April 30, 2018 to December 31, 2018.

(b) Had no net assets at December 31, 2019.

(c) For the period January 1, 2019 to April 26, 2019.

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                                   BHFTII                               BHFTII
                                       LOOMIS SAYLES SMALL CAP GROWTH        METLIFE AGGREGATE BOND INDEX
                                                  DIVISION                             DIVISION
                                     -----------------------------------  -----------------------------------
                                           2019               2018               2019              2018
                                     -----------------  ----------------  -----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (725,106)  $      (747,566)  $      17,115,682  $     16,828,943
   Net realized gains (losses).....         10,664,929        10,060,462        (1,121,173)       (7,777,871)
   Change in unrealized gains
     (losses) on investments.......          3,049,705      (10,074,579)         50,141,578      (29,059,862)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         12,989,528         (761,683)         66,136,087      (20,008,790)
                                     -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........          1,238,124         1,137,141         12,914,091        14,691,224
   Net transfers (including fixed
     account)......................        (4,816,218)         6,237,168         33,868,624         (894,001)
   Contract charges................          (137,048)         (140,406)        (5,763,673)       (6,212,134)
   Transfers for Contract benefits
     and terminations..............        (6,136,513)       (6,836,531)      (129,119,645)     (140,143,494)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......        (9,851,655)           397,372       (88,100,603)     (132,558,405)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............          3,137,873         (364,311)       (21,964,516)     (152,567,195)
NET ASSETS:
   Beginning of year...............         54,202,419        54,566,730        974,062,147     1,126,629,342
                                     -----------------  ----------------  -----------------  ----------------
   End of year.....................  $      57,340,292  $     54,202,419  $     952,097,631  $    974,062,147
                                     =================  ================  =================  ================

                                                   BHFTII                               BHFTII
                                         METLIFE MID CAP STOCK INDEX          METLIFE MSCI EAFE(R) INDEX
                                                  DIVISION                             DIVISION
                                     -----------------------------------  -----------------------------------
                                            2019              2018               2019              2018
                                     -----------------  ----------------  -----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (136,167)  $      (861,710)  $       5,840,232  $      7,705,744
   Net realized gains (losses).....         58,682,932        65,922,158          9,402,473         7,834,520
   Change in unrealized gains
     (losses) on investments.......         46,963,956     (127,738,599)         67,122,990      (91,215,920)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        105,510,721      (62,678,151)         82,365,695      (75,675,656)
                                     -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........          8,435,838        10,396,487          8,595,719        10,122,934
   Net transfers (including fixed
     account)......................        (9,101,418)       (5,711,041)        (3,208,128)        25,633,067
   Contract charges................        (1,767,289)       (1,934,011)        (1,882,376)       (2,016,659)
   Transfers for Contract benefits
     and terminations..............       (56,011,975)      (66,449,981)       (50,014,039)      (57,988,176)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......       (58,444,844)      (63,698,546)       (46,508,824)      (24,248,834)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............         47,065,877     (126,376,697)         35,856,871      (99,924,490)
NET ASSETS:
   Beginning of year...............        453,810,251       580,186,948        424,811,670       524,736,160
                                     -----------------  ----------------  -----------------  ----------------
   End of year.....................  $     500,876,128  $    453,810,251  $     460,668,541  $    424,811,670
                                     =================  ================  =================  ================

                                                   BHFTII
                                        METLIFE RUSSELL 2000(R) INDEX          BHFTII METLIFE STOCK INDEX
                                                  DIVISION                              DIVISION
                                     ------------------------------------  -----------------------------------
                                            2019              2018               2019              2018
                                      ----------------  -----------------  ----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....   $      (652,985)  $       (975,720)  $     23,865,465  $      14,365,704
   Net realized gains (losses).....         40,157,546         42,159,763       360,303,625        335,365,461
   Change in unrealized gains
     (losses) on investments.......         29,107,534       (79,691,483)       362,005,319      (502,073,849)
                                      ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         68,612,095       (38,507,440)       746,174,409      (152,342,684)
                                      ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........          6,008,560          6,852,241        34,822,360         39,382,302
   Net transfers (including fixed
     account)......................        (5,242,046)        (1,203,662)      (85,323,679)       (50,319,982)
   Contract charges................          (924,789)        (1,010,682)       (6,740,639)        (7,187,199)
   Transfers for Contract benefits
     and terminations..............       (35,159,265)       (42,522,989)     (321,195,823)      (350,940,199)
                                      ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......       (35,317,540)       (37,885,092)     (378,437,781)      (369,065,078)
                                      ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............         33,294,555       (76,392,532)       367,736,628      (521,407,762)
NET ASSETS:
   Beginning of year...............        297,512,830        373,905,362     2,669,705,723      3,191,113,485
                                      ----------------  -----------------  ----------------  -----------------
   End of year.....................   $    330,807,385  $     297,512,830  $  3,037,442,351  $   2,669,705,723
                                      ================  =================  ================  =================

                                         BHFTII MFS(R) TOTAL RETURN
                                                  DIVISION
                                     -----------------------------------
                                           2019               2018
                                     ----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      1,261,872  $       1,275,700
   Net realized gains (losses).....         6,661,877         10,937,573
   Change in unrealized gains
     (losses) on investments.......        12,979,256       (21,195,730)
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        20,903,005        (8,982,457)
                                     ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........         1,832,449          1,643,789
   Net transfers (including fixed
     account)......................       (1,161,310)        (3,417,899)
   Contract charges................         (387,431)          (432,906)
   Transfers for Contract benefits
     and terminations..............      (14,940,451)       (16,392,302)
                                     ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......      (14,656,743)       (18,599,318)
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets..............         6,246,262       (27,581,775)
NET ASSETS:
   Beginning of year...............       117,516,215        145,097,990
                                     ----------------  -----------------
   End of year.....................  $    123,762,477  $     117,516,215
                                     ================  =================

(a) For the period April 30, 2018 to December 31, 2018.

(b) Had no net assets at December 31, 2019.

(c) For the period January 1, 2019 to April 26, 2019.

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                             BHFTII MFS(R) VALUE            BHFTII NEUBERGER BERMAN GENESIS
                                                  DIVISION                             DIVISION
                                     -----------------------------------  -----------------------------------
                                            2019              2018              2019              2018
                                     -----------------  ----------------  ----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       3,197,436  $      1,321,198  $    (3,220,414)  $     (3,137,215)
   Net realized gains (losses).....         44,735,533        49,279,328        47,243,379         49,898,253
   Change in unrealized gains
     (losses) on investments.......        111,976,103     (119,754,398)        24,540,804       (67,400,301)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        159,909,072      (69,153,872)        68,563,769       (20,639,263)
                                     -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........          7,843,428         7,489,984         3,170,581          3,592,563
   Net transfers (including fixed
     account)......................       (18,657,920)       219,806,311       (6,013,785)        (5,131,524)
   Contract charges................        (2,795,296)       (2,654,248)         (593,470)          (647,558)
   Transfers for Contract benefits
     and terminations..............       (78,948,030)      (81,035,818)      (32,896,043)       (35,791,575)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......       (92,557,818)       143,606,229      (36,332,717)       (37,978,094)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............         67,351,254        74,452,357        32,231,052       (58,617,357)
NET ASSETS:
   Beginning of year...............        598,234,094       523,781,737       255,498,599        314,115,956
                                     -----------------  ----------------  ----------------  -----------------
   End of year.....................  $     665,585,348  $    598,234,094  $    287,729,651  $     255,498,599
                                     =================  ================  ================  =================

                                                   BHFTII                               BHFTII
                                       T. ROWE PRICE LARGE CAP GROWTH       T. ROWE PRICE SMALL CAP GROWTH
                                                  DIVISION                             DIVISION
                                     -----------------------------------  -----------------------------------
                                           2019              2018               2019               2018
                                     ----------------  -----------------  ----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (5,947,701)  $     (6,101,001)  $    (5,318,978)  $     (5,517,602)
   Net realized gains (losses).....       100,018,050        130,647,456        74,356,419         57,618,276
   Change in unrealized gains
     (losses) on investments.......        57,457,041      (133,824,761)        48,190,740       (82,396,321)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       151,527,390        (9,278,306)       117,228,181       (30,295,647)
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........        10,658,733         11,138,742         7,175,857          7,435,971
   Net transfers (including fixed
     account)......................       (7,114,717)            229,573      (10,730,133)        (3,649,914)
   Contract charges................       (1,983,864)        (1,965,384)       (1,152,953)        (1,208,814)
   Transfers for Contract benefits
     and terminations..............      (63,080,131)       (70,403,522)      (45,286,632)       (50,903,991)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......      (61,519,979)       (61,000,591)      (49,993,861)       (48,326,748)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............        90,007,411       (70,278,897)        67,234,320       (78,622,395)
NET ASSETS:
   Beginning of year...............       539,361,977        609,640,874       388,577,931        467,200,326
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $    629,369,388  $     539,361,977  $    455,812,251  $     388,577,931
                                     ================  =================  ================  =================

                                                   BHFTII                  BHFTII WESTERN ASSET MANAGEMENT
                                      VAN ECK GLOBAL NATURAL RESOURCES      STRATEGIC BOND OPPORTUNITIES
                                                  DIVISION                            DIVISION
                                     ----------------------------------  -----------------------------------
                                           2019              2018              2019               2018
                                     ----------------  ----------------  -----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (232,746)  $      (395,048)  $      14,871,430  $     18,664,589
   Net realized gains (losses).....       (1,303,799)         (761,463)          2,049,280         1,364,969
   Change in unrealized gains
     (losses) on investments.......         4,310,937       (8,618,297)         34,685,544      (45,377,042)
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         2,774,392       (9,774,808)         51,606,254      (25,347,484)
                                     ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........            30,728            35,318          4,441,596         5,451,556
   Net transfers (including fixed
     account)......................         4,388,631         1,683,759          2,485,170       (2,285,045)
   Contract charges................         (316,879)         (375,361)        (1,727,353)       (1,916,764)
   Transfers for Contract benefits
     and terminations..............       (4,064,904)       (4,736,909)       (56,629,726)      (67,624,089)
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......            37,576       (3,393,193)       (51,430,313)      (66,374,342)
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............         2,811,968      (13,168,001)            175,941      (91,721,826)
NET ASSETS:
   Beginning of year...............        24,101,859        37,269,860        422,543,762       514,265,588
                                     ----------------  ----------------  -----------------  ----------------
   End of year.....................  $     26,913,827  $     24,101,859  $     422,719,703  $    422,543,762
                                     ================  ================  =================  ================

                                            BHFTII WESTERN ASSET
                                         MANAGEMENT U.S. GOVERNMENT
                                                  DIVISION
                                     -----------------------------------
                                            2019              2018
                                     -----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       1,749,396  $      1,248,130
   Net realized gains (losses).....          (614,870)       (1,552,551)
   Change in unrealized gains
     (losses) on investments.......          4,845,617         (754,838)
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          5,980,143       (1,059,259)
                                     -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........          1,334,070         1,414,724
   Net transfers (including fixed
     account)......................          9,858,710         1,001,762
   Contract charges................          (782,848)         (860,978)
   Transfers for Contract benefits
     and terminations..............       (23,119,699)      (23,173,581)
                                     -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......       (12,709,767)      (21,618,073)
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets..............        (6,729,624)      (22,677,332)
NET ASSETS:
   Beginning of year...............        137,000,881       159,678,213
                                     -----------------  ----------------
   End of year.....................  $     130,271,257  $    137,000,881
                                     =================  ================

(a) For the period April 30, 2018 to December 31, 2018.

(b) Had no net assets at December 31, 2019.

(c) For the period January 1, 2019 to April 26, 2019.

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                       BLACKROCK GLOBAL ALLOCATION V.I.            CALVERT VP SRI BALANCED
                                                   DIVISION                               DIVISION
                                    --------------------------------------  -------------------------------------
                                           2019                2018                2019               2018
                                    ------------------  ------------------  -----------------  ------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $            (103)  $            (616)  $         202,247  $          284,226
   Net realized gains (losses)....               3,790               2,696          2,382,549           5,333,401
   Change in unrealized gains
      (losses) on investments.....              10,510            (12,549)          7,477,530         (7,323,486)
                                    ------------------  ------------------  -----------------  ------------------
      Net increase (decrease)
        in net assets resulting
        from operations...........              14,197            (10,469)         10,062,326         (1,705,859)
                                    ------------------  ------------------  -----------------  ------------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from Contract owners........                  --                  --          1,225,788           1,290,376
   Net transfers (including fixed
      account)....................                 869               3,516          1,258,738           (895,924)
   Contract charges...............                 (3)                 (3)           (21,315)            (19,891)
   Transfers for Contract benefits
      and terminations............             (1,288)             (1,072)        (4,252,701)         (5,884,822)
                                    ------------------  ------------------  -----------------  ------------------
      Net increase (decrease) in
        net assets resulting from
        Contract transactions.....               (422)               2,441        (1,789,490)         (5,510,261)
                                    ------------------  ------------------  -----------------  ------------------
      Net increase (decrease)
        in net assets.............              13,775             (8,028)          8,272,836         (7,216,120)
NET ASSETS:
   Beginning of year..............              88,248              96,276         44,653,283          51,869,403
                                    ------------------  ------------------  -----------------  ------------------
   End of year....................  $          102,023  $           88,248  $      52,926,119  $       44,653,283
                                    ==================  ==================  =================  ==================

                                           CALVERT VP SRI MID CAP              DELAWARE VIP SMALL CAP VALUE
                                                  DIVISION                               DIVISION
                                    -------------------------------------  -------------------------------------
                                           2019               2018                2019                2018
                                    ------------------  -----------------  ------------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         (40,086)  $        (36,210)  $               52  $            (33)
   Net realized gains (losses)....             742,479            961,325                 275              2,544
   Change in unrealized gains
      (losses) on investments.....           1,358,056        (1,285,025)                 818            (4,457)
                                    ------------------  -----------------  ------------------  -----------------
      Net increase (decrease)
        in net assets resulting
        from operations...........           2,060,449          (359,910)               1,145            (1,946)
                                    ------------------  -----------------  ------------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from Contract owners........             224,887            248,688                  --                 --
   Net transfers (including fixed
      account)....................           (130,364)             29,460             (7,781)                722
   Contract charges...............               (520)              (542)                  --                 --
   Transfers for Contract benefits
      and terminations............         (1,251,366)        (1,494,700)                  --           (13,453)
                                    ------------------  -----------------  ------------------  -----------------
      Net increase (decrease) in
        net assets resulting from
        Contract transactions.....         (1,157,363)        (1,217,094)             (7,781)           (12,731)
                                    ------------------  -----------------  ------------------  -----------------
      Net increase (decrease)
        in net assets.............             903,086        (1,577,004)             (6,636)           (14,677)
NET ASSETS:
   Beginning of year..............           7,168,514          8,745,518               7,333             22,010
                                    ------------------  -----------------  ------------------  -----------------
   End of year....................  $        8,071,600  $       7,168,514  $              697  $           7,333
                                    ==================  =================  ==================  =================

                                          FIDELITY(R) VIP CONTRAFUND            FIDELITY(R) VIP EQUITY-INCOME
                                                   DIVISION                               DIVISION
                                    --------------------------------------  ------------------------------------
                                           2019                2018                2019              2018
                                     -----------------  ------------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...   $         (4,757)  $          (3,861)  $         599,201  $         865,021
   Net realized gains (losses)....              81,143              91,231          4,703,325          3,841,839
   Change in unrealized gains
      (losses) on investments.....              97,587           (129,154)         10,253,112       (11,245,135)
                                     -----------------  ------------------  -----------------  -----------------
      Net increase (decrease)
        in net assets resulting
        from operations...........             173,973            (41,784)         15,555,638        (6,538,275)
                                     -----------------  ------------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from Contract owners........              14,335              13,773            713,874            887,161
   Net transfers (including fixed
      account)....................            (12,595)                 304        (1,412,327)          (989,519)
   Contract charges...............                (11)                (13)            (8,945)            (9,548)
   Transfers for Contract benefits
      and terminations............            (61,029)           (174,871)       (11,331,932)        (7,954,122)
                                     -----------------  ------------------  -----------------  -----------------
      Net increase (decrease) in
        net assets resulting from
        Contract transactions.....            (59,300)           (160,807)       (12,039,330)        (8,066,028)
                                     -----------------  ------------------  -----------------  -----------------
      Net increase (decrease)
        in net assets.............             114,673           (202,591)          3,516,308       (14,604,303)
NET ASSETS:
   Beginning of year..............             603,131             805,722         63,735,707         78,340,010
                                     -----------------  ------------------  -----------------  -----------------
   End of year....................   $         717,804  $          603,131  $      67,252,015  $      63,735,707
                                     =================  ==================  =================  =================

                                        FIDELITY(R) VIP FREEDOM 2020
                                                  DIVISION
                                    -------------------------------------
                                           2019                2018
                                    ------------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $           29,456  $           3,765
   Net realized gains (losses)....              93,784             64,849
   Change in unrealized gains
      (losses) on investments.....             225,482          (144,778)
                                    ------------------  -----------------
      Net increase (decrease)
        in net assets resulting
        from operations...........             348,722           (76,164)
                                    ------------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from Contract owners........             283,127            202,161
   Net transfers (including fixed
      account)....................           1,451,789            153,395
   Contract charges...............                 (3)                 --
   Transfers for Contract benefits
      and terminations............           (165,548)          (496,652)
                                    ------------------  -----------------
      Net increase (decrease) in
        net assets resulting from
        Contract transactions.....           1,569,365          (141,096)
                                    ------------------  -----------------
      Net increase (decrease)
        in net assets.............           1,918,087          (217,260)
NET ASSETS:
   Beginning of year..............           1,037,991          1,255,251
                                    ------------------  -----------------
   End of year....................  $        2,956,078  $       1,037,991
                                    ==================  =================

(a) For the period April 30, 2018 to December 31, 2018.

(b) Had no net assets at December 31, 2019.

(c) For the period January 1, 2019 to April 26, 2019.

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                        FIDELITY(R) VIP FREEDOM 2025          FIDELITY(R) VIP FREEDOM 2030
                                                  DIVISION                              DIVISION
                                    -------------------------------------  ------------------------------------
                                           2019               2018               2019                2018
                                    ------------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $           30,897  $           4,120  $          34,390  $           8,852
   Net realized gains (losses)....              67,109             27,609            160,779             84,808
   Change in unrealized gains
      (losses) on investments.....             332,544          (116,316)            517,758          (378,077)
                                    ------------------  -----------------  -----------------  -----------------
      Net increase (decrease)
        in net assets resulting
        from operations...........             430,550           (84,587)            712,927          (284,417)
                                    ------------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from Contract owners........             298,198            159,140            415,304            188,522
   Net transfers (including fixed
      account)....................           1,943,247            536,789            682,578            161,673
   Contract charges...............             (3,520)                 --               (88)                (5)
   Transfers for Contract benefits
      and terminations............           (143,459)          (298,297)          (454,880)          (133,924)
                                    ------------------  -----------------  -----------------  -----------------
      Net increase (decrease) in
        net assets resulting from
        Contract transactions.....           2,094,466            397,632            642,914            216,266
                                    ------------------  -----------------  -----------------  -----------------
      Net increase (decrease)
        in net assets.............           2,525,016            313,045          1,355,841           (68,151)
NET ASSETS:
   Beginning of year..............           1,132,045            819,000          2,953,022          3,021,173
                                    ------------------  -----------------  -----------------  -----------------
   End of year....................  $        3,657,061  $       1,132,045  $       4,308,863  $       2,953,022
                                    ==================  =================  =================  =================

                                       FIDELITY(R) VIP FREEDOM 2035            FIDELITY(R) VIP FREEDOM 2040
                                                 DIVISION                                DIVISION
                                    -------------------------------------  -------------------------------------
                                          2019              2018 (a)             2019                2018
                                    -----------------  ------------------  -----------------  ------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $           4,005  $              676  $          10,163  $              273
   Net realized gains (losses)....              5,507               1,676             23,548              21,052
   Change in unrealized gains
      (losses) on investments.....             40,813            (12,427)            163,004            (78,959)
                                    -----------------  ------------------  -----------------  ------------------
      Net increase (decrease)
        in net assets resulting
        from operations...........             50,325            (10,075)            196,715            (57,634)
                                    -----------------  ------------------  -----------------  ------------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from Contract owners........            116,527              46,356            329,176              88,343
   Net transfers (including fixed
      account)....................            239,691             149,210            275,681              54,651
   Contract charges...............               (62)                (10)              (196)                (51)
   Transfers for Contract benefits
      and terminations............           (12,931)            (79,890)            (2,333)           (120,996)
                                    -----------------  ------------------  -----------------  ------------------
      Net increase (decrease) in
        net assets resulting from
        Contract transactions.....            343,225             115,666            602,328              21,947
                                    -----------------  ------------------  -----------------  ------------------
      Net increase (decrease)
        in net assets.............            393,550             105,591            799,043            (35,687)
NET ASSETS:
   Beginning of year..............            105,591                  --            498,777             534,464
                                    -----------------  ------------------  -----------------  ------------------
   End of year....................  $         499,141  $          105,591  $       1,297,820  $          498,777
                                    =================  ==================  =================  ==================

                                        FIDELITY(R) VIP FREEDOM 2045           FIDELITY(R) VIP FREEDOM 2050
                                                  DIVISION                               DIVISION
                                    -------------------------------------  ------------------------------------
                                           2019             2018 (a)              2019              2018
                                    -----------------  ------------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $           6,799  $              927  $          11,194  $             845
   Net realized gains (losses)....              9,606                 839             24,259               (91)
   Change in unrealized gains
      (losses) on investments.....             84,279            (15,977)            147,540           (50,380)
                                    -----------------  ------------------  -----------------  -----------------
      Net increase (decrease)
        in net assets resulting
        from operations...........            100,684            (14,211)            182,993           (49,626)
                                    -----------------  ------------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from Contract owners........            269,967              59,651            783,947            161,714
   Net transfers (including fixed
      account)....................            377,348             110,163             92,766             13,240
   Contract charges...............              (136)                (12)              (424)               (33)
   Transfers for Contract benefits
      and terminations............           (21,748)            (30,691)           (51,662)           (16,804)
                                    -----------------  ------------------  -----------------  -----------------
      Net increase (decrease) in
        net assets resulting from
        Contract transactions.....            625,431             139,111            824,627            158,117
                                    -----------------  ------------------  -----------------  -----------------
      Net increase (decrease)
        in net assets.............            726,115             124,900          1,007,620            108,491
NET ASSETS:
   Beginning of year..............            124,900                  --            362,109            253,618
                                    -----------------  ------------------  -----------------  -----------------
   End of year....................  $         851,015  $          124,900  $       1,369,729  $         362,109
                                    =================  ==================  =================  =================

                                      FIDELITY(R) VIP FUNDSMANAGER 50%
                                                  DIVISION
                                    -------------------------------------
                                           2019                2018
                                    ------------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        (896,941)  $     (1,823,243)
   Net realized gains (losses)....          24,733,076         25,500,586
   Change in unrealized gains
      (losses) on investments.....          13,945,384       (43,710,159)
                                    ------------------  -----------------
      Net increase (decrease)
        in net assets resulting
        from operations...........          37,781,519       (20,032,816)
                                    ------------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from Contract owners........             456,132          1,291,831
   Net transfers (including fixed
      account)....................                  --                 --
   Contract charges...............                  --                 --
   Transfers for Contract benefits
      and terminations............        (44,066,888)       (38,312,008)
                                    ------------------  -----------------
      Net increase (decrease) in
        net assets resulting from
        Contract transactions.....        (43,610,756)       (37,020,177)
                                    ------------------  -----------------
      Net increase (decrease)
        in net assets.............         (5,829,237)       (57,052,993)
NET ASSETS:
   Beginning of year..............         258,652,350        315,705,343
                                    ------------------  -----------------
   End of year....................  $      252,823,113  $     258,652,350
                                    ==================  =================

(a) For the period April 30, 2018 to December 31, 2018.

(b) Had no net assets at December 31, 2019.

(c) For the period January 1, 2019 to April 26, 2019.

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                                                                       FIDELITY(R) VIP
                                        FIDELITY(R) VIP FUNDSMANAGER 60%           GOVERNMENT MONEY MARKET
                                                    DIVISION                              DIVISION
                                      ------------------------------------  -----------------------------------
                                             2019               2018               2019              2018
                                      -----------------  -----------------  -----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     (1,097,783)  $     (2,094,057)  $          53,199  $         36,949
   Net realized gains (losses)......         37,249,130         36,250,723                 --                --
   Change in unrealized gains
     (losses) on investments........          3,383,565       (55,081,469)                 --                --
                                      -----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         39,534,912       (20,924,803)             53,199            36,949
                                      -----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........            436,252            141,669            354,565           358,462
   Net transfers (including fixed
     account).......................                 --                 --            462,554           880,526
   Contract charges.................                 --                 --                 --                --
   Transfers for Contract benefits
     and terminations...............       (30,092,470)       (36,528,395)          (811,043)         (929,472)
                                      -----------------  -----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......       (29,656,218)       (36,386,726)              6,076           309,516
                                      -----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets...............          9,878,694       (57,311,529)             59,275           346,465
NET ASSETS:
   Beginning of year................        229,662,248        286,973,777          5,355,641         5,009,176
                                      -----------------  -----------------  -----------------  ----------------
   End of year......................  $     239,540,942  $     229,662,248  $       5,414,916  $      5,355,641
                                      =================  =================  =================  ================

                                            FIDELITY(R) VIP GROWTH          FIDELITY(R) VIP INVESTMENT GRADE BOND
                                                   DIVISION                               DIVISION
                                      ------------------------------------  --------------------------------------
                                            2019               2018                2019               2018
                                      -----------------  -----------------   -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       (673,395)  $       (720,227)   $         155,830  $         136,302
   Net realized gains (losses)......         11,646,846         18,774,009              32,547              9,465
   Change in unrealized gains
     (losses) on investments........         16,096,876       (18,154,623)             565,337          (301,382)
                                      -----------------  -----------------   -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         27,070,327          (100,841)             753,714          (155,615)
                                      -----------------  -----------------   -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........            891,759            938,550             570,621            313,722
   Net transfers (including fixed
     account).......................        (1,634,692)          (967,645)             402,139          (142,849)
   Contract charges.................            (1,292)            (1,389)             (1,516)              (234)
   Transfers for Contract benefits
     and terminations...............       (15,339,820)       (10,948,033)         (1,527,846)        (1,445,603)
                                      -----------------  -----------------   -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......       (16,084,045)       (10,978,517)           (556,602)        (1,274,964)
                                      -----------------  -----------------   -----------------  -----------------
     Net increase (decrease)
        in net assets...............         10,986,282       (11,079,358)             197,112        (1,430,579)
NET ASSETS:
   Beginning of year................         87,558,490         98,637,848           8,809,328         10,239,907
                                      -----------------  -----------------   -----------------  -----------------
   End of year......................  $      98,544,772  $      87,558,490   $       9,006,440  $       8,809,328
                                      =================  =================   =================  =================

                                                                                      FTVIPT TEMPLETON
                                            FIDELITY(R) VIP MID CAP                DEVELOPING MARKETS VIP
                                                   DIVISION                               DIVISION
                                      ------------------------------------  ------------------------------------
                                            2019               2018               2019                2018
                                      -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         (1,037)  $         (3,368)  $             141  $            (97)
   Net realized gains (losses)......             47,915             84,342             19,277              2,258
   Change in unrealized gains
     (losses) on investments........             39,891          (150,743)              (850)           (27,683)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............             86,769           (69,769)             18,568           (25,522)
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........                474              1,407                118                410
   Net transfers (including fixed
     account).......................              2,223           (90,828)          (106,647)             12,917
   Contract charges.................                 --                 --                 --                 --
   Transfers for Contract benefits
     and terminations...............           (63,428)           (99,544)                (3)            (5,444)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......           (60,731)          (188,965)          (106,532)              7,883
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............             26,038          (258,734)           (87,964)           (17,639)
NET ASSETS:
   Beginning of year................            418,140            676,874            135,271            152,910
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $         444,178  $         418,140  $          47,307  $         135,271
                                      =================  =================  =================  =================

                                          FTVIPT TEMPLETON FOREIGN VIP
                                                    DIVISION
                                      ------------------------------------
                                           2019 (b)             2018
                                      -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $             (1)  $              15
   Net realized gains (losses)......               (32)                 --
   Change in unrealized gains
     (losses) on investments........                 77              (131)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............                 44              (116)
                                      -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........                 --                 --
   Net transfers (including fixed
     account).......................                 --                 --
   Contract charges.................                 --                 --
   Transfers for Contract benefits
     and terminations...............              (653)                (1)
                                      -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......              (653)                (1)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets...............              (609)              (117)
NET ASSETS:
   Beginning of year................                609                726
                                      -----------------  -----------------
   End of year......................  $              --  $             609
                                      =================  =================

(a) For the period April 30, 2018 to December 31, 2018.

(b) Had no net assets at December 31, 2019.

(c) For the period January 1, 2019 to April 26, 2019.

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                           IVY VIP ASSET STRATEGY             JANUS HENDERSON ENTERPRISE
                                                  DIVISION                             DIVISION
                                     ----------------------------------  ------------------------------------
                                           2019              2018               2019              2018
                                     ----------------  ----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $             15  $             13  $           (900)  $           (996)
   Net realized gains (losses).....                62                43             17,027             14,690
   Change in unrealized gains
     (losses) on investments.......               321             (183)             15,864           (13,731)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............               398             (127)             31,991               (37)
                                     ----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........                --                --              1,425              1,399
   Net transfers (including fixed
     account)......................                13                21             31,978            (7,863)
   Contract charges................               (1)                --                 --                 --
   Transfers for Contract benefits
     and terminations..............             (347)             (704)           (39,007)           (38,141)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......             (335)             (683)            (5,604)           (44,605)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............                63             (810)             26,387           (44,642)
NET ASSETS:
   Beginning of year...............             2,017             2,827            105,150            149,792
                                     ----------------  ----------------  -----------------  -----------------
   End of year.....................  $          2,080  $          2,017  $         131,537  $         105,150
                                     ================  ================  =================  =================

                                                   LMPVET                         LMPVET CLEARBRIDGE
                                      CLEARBRIDGE VARIABLE APPRECIATION       VARIABLE DIVIDEND STRATEGY
                                                  DIVISION                             DIVISION
                                     -----------------------------------  -----------------------------------
                                           2019               2018              2019               2018
                                     -----------------  ----------------  ----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $             260  $            159  $            404  $             458
   Net realized gains (losses).....              3,409             2,869             7,316              4,936
   Change in unrealized gains
     (losses) on investments.......              8,444           (4,002)            11,304            (9,239)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............             12,113             (974)            19,024            (3,845)
                                     -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........                563               586                --                 --
   Net transfers (including fixed
     account)......................            (1,355)             (205)           (3,387)            (1,356)
   Contract charges................                 --                --                --                 --
   Transfers for Contract benefits
     and terminations..............                (3)           (5,136)           (4,097)                (3)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......              (795)           (4,755)           (7,484)            (1,359)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............             11,318           (5,729)            11,540            (5,204)
NET ASSETS:
   Beginning of year...............             42,700            48,429            64,392             69,596
                                     -----------------  ----------------  ----------------  -----------------
   End of year.....................  $          54,018  $         42,700  $         75,932  $          64,392
                                     =================  ================  ================  =================

                                             LMPVET CLEARBRIDGE                    LMPVET CLEARBRIDGE
                                          VARIABLE LARGE CAP GROWTH             VARIABLE SMALL CAP GROWTH
                                                  DIVISION                              DIVISION
                                     ------------------------------------  -----------------------------------
                                            2019              2018               2019               2018
                                     -----------------  -----------------  -----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         (3,219)  $         (3,114)  $           (167)  $          (219)
   Net realized gains (losses).....             62,538             32,938              1,951             7,294
   Change in unrealized gains
     (losses) on investments.......             81,041           (36,755)              2,305           (3,935)
                                     -----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............            140,360            (6,931)              4,089             3,140
                                     -----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........             11,771              6,734              3,018             1,171
   Net transfers (including fixed
     account)......................            (8,082)             49,969             21,461           (3,696)
   Contract charges................                (3)                 --                (1)                --
   Transfers for Contract benefits
     and terminations..............          (170,755)           (69,279)               (78)          (13,008)
                                     -----------------  -----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......          (167,069)           (12,576)             24,400          (15,533)
                                     -----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............           (26,709)           (19,507)             28,489          (12,393)
NET ASSETS:
   Beginning of year...............            489,481            508,988             15,046            27,439
                                     -----------------  -----------------  -----------------  ----------------
   End of year.....................  $         462,772  $         489,481  $          43,535  $         15,046
                                     =================  =================  =================  ================

                                        LMPVIT WESTERN ASSET CORE PLUS
                                                   DIVISION
                                     ------------------------------------
                                            2019               2018
                                     -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $           1,241  $           2,280
   Net realized gains (losses).....              (724)              (912)
   Change in unrealized gains
     (losses) on investments.......              6,166            (4,458)
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............              6,683            (3,090)
                                     -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........                 --                 --
   Net transfers (including fixed
     account)......................           (48,695)              4,097
   Contract charges................                 --                 --
   Transfers for Contract benefits
     and terminations..............            (1,499)           (22,754)
                                     -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......           (50,194)           (18,657)
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets..............           (43,511)           (21,747)
NET ASSETS:
   Beginning of year...............             83,068            104,815
                                     -----------------  -----------------
   End of year.....................  $          39,557  $          83,068
                                     =================  =================

(a) For the period April 30, 2018 to December 31, 2018.

(b) Had no net assets at December 31, 2019.

(c) For the period January 1, 2019 to April 26, 2019.

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                                MORGAN STANLEY                         OPPENHEIMER
                                           VIF GLOBAL INFRASTRUCTURE        GLOBAL MULTI-ALTERNATIVES FUND/VA
                                                   DIVISION                             DIVISION
                                     ------------------------------------  -----------------------------------
                                            2019              2018             2019 (c)             2018
                                     -----------------  -----------------  ----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $             823  $             960  $            106  $           (173)
   Net realized gains (losses).....              3,006                781             (295)                (1)
   Change in unrealized gains
     (losses) on investments.......             11,777            (8,527)               634              (537)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............             15,606            (6,786)               445              (711)
                                     -----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........                138              1,300                --                 --
   Net transfers (including fixed
     account)......................            (2,622)              8,856          (15,431)                 --
   Contract charges................               (28)               (28)                --                (3)
   Transfers for Contract benefits
     and terminations..............            (6,494)            (2,872)               (2)                (3)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......            (9,006)              7,256          (15,433)                (6)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............              6,600                470          (14,988)              (717)
NET ASSETS:
   Beginning of year...............             62,114             61,644            14,988             15,705
                                     -----------------  -----------------  ----------------  -----------------
   End of year.....................  $          68,714  $          62,114  $             --  $          14,988
                                     =================  =================  ================  =================

                                                  PIMCO VIT
                                       COMMODITYREALRETURN(R) STRATEGY          PIMCO VIT DYNAMIC BOND
                                                  DIVISION                             DIVISION
                                     -----------------------------------  -----------------------------------
                                           2019               2018              2019               2018
                                     -----------------  ----------------  -----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $           1,031  $            205  $           1,009  $          1,329
   Net realized gains (losses).....            (1,262)             (994)              1,481             1,773
   Change in unrealized gains
     (losses) on investments.......              3,495           (5,871)                228           (4,192)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............              3,264           (6,660)              2,718           (1,090)
                                     -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........                107                --                 --                --
   Net transfers (including fixed
     account)......................              1,140               142                544          (11,630)
   Contract charges................               (10)              (12)               (15)               (9)
   Transfers for Contract benefits
     and terminations..............            (5,240)           (7,646)            (2,946)          (23,275)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......            (4,003)           (7,516)            (2,417)          (34,914)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............              (739)          (14,176)                301          (36,004)
NET ASSETS:
   Beginning of year...............             35,709            49,885             85,042           121,046
                                     -----------------  ----------------  -----------------  ----------------
   End of year.....................  $          34,970  $         35,709  $          85,343  $         85,042
                                     =================  ================  =================  ================

                                                  PIMCO VIT                         TAP 1919 VARIABLE
                                            EMERGING MARKETS BOND             SOCIALLY RESPONSIVE BALANCED
                                                  DIVISION                              DIVISION
                                     ------------------------------------  -----------------------------------
                                            2019              2018               2019               2018
                                     -----------------  -----------------  ----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $           1,762  $           1,635  $             16  $              51
   Net realized gains (losses).....                126              (181)             1,386              2,316
   Change in unrealized gains
     (losses) on investments.......              5,832            (5,833)             5,277            (3,047)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............              7,720            (4,379)             6,679              (680)
                                     -----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........                 --                 --             1,712              5,938
   Net transfers (including fixed
     account)......................              (532)                714           (4,576)              (104)
   Contract charges................               (13)               (17)                --                 --
   Transfers for Contract benefits
     and terminations..............            (9,177)            (5,176)               (4)            (2,609)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......            (9,722)            (4,479)           (2,868)              3,225
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............            (2,002)            (8,858)             3,811              2,545
NET ASSETS:
   Beginning of year...............             62,180             71,038            26,671             24,126
                                     -----------------  -----------------  ----------------  -----------------
   End of year.....................  $          60,178  $          62,180  $         30,482  $          26,671
                                     =================  =================  ================  =================

(a) For the period April 30, 2018 to December 31, 2018.

(b) Had no net assets at December 31, 2019.

(c) For the period January 1, 2019 to April 26, 2019.

 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

              METROPOLITAN LIFE SEPARATE ACCOUNT E
             OF METROPOLITAN LIFE INSURANCE COMPANY
                NOTES TO THE FINANCIAL STATEMENTS

1.  ORGANIZATION

Metropolitan Life Separate Account E (the "Separate Account"), a separate account of Metropolitan Life Insurance Company (the "Company"), was established by the Company's Board of Directors on September 27, 1983 to support operations of the Company with respect to certain variable annuity contracts (the
"Contracts"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and is subject to the rules and regulations of the United States Securities and Exchange
Commission, as well as the New York State Department of Financial Services.

The Separate Account is divided into Divisions, each of which is treated as an individual accounting entity for financial reporting purposes. Each Division invests in shares of the corresponding fund, series or portfolio (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

American Funds Insurance Series(R)                           Ivy Variable Insurance Portfolios ("Ivy VIP")
   ("American Funds")                                        Janus Aspen Series ("Janus Aspen")
BlackRock Variable Series Funds, Inc. ("BlackRock")          Legg Mason Partners Variable Equity Trust
Brighthouse Funds Trust I ("BHFTI")                            ("LMPVET")
Brighthouse Funds Trust II ("BHFTII")                        Legg Mason Partners Variable Income Trust
Calvert Variable Series, Inc. ("Calvert")                      ("LMPVIT")
Delaware VIP Trust ("Delaware VIP")                          Morgan Stanley Variable Insurance Fund, Inc.
Fidelity(R) Variable Insurance Products ("Fidelity VIP")       ("Morgan Stanley VIF")
Franklin Templeton Variable Insurance Products Trust         PIMCO Variable Insurance Trust ("PIMCO VIT")
   ("FTVIPT")                                                Trust for Advised Portfolios ("TAP")

The assets of each of the Divisions of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate
Account's assets applicable to the Contracts cannot be used for liabilities arising out of any other business conducted by the Company.

2.  LIST OF DIVISIONS

Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Divisions in accordance with the selection made by the Contract owner. The following Divisions had net assets as of December 31,
2019:

American Funds(R) Bond Division                         BHFTI BlackRock High Yield Division (a)
American Funds(R) Global Growth Division                BHFTI Brighthouse Asset Allocation 100 Division (a)
American Funds(R) Global Small Capitalization           BHFTI Brighthouse Balanced Plus Division
   Division (a)                                         BHFTI Brighthouse Small Cap Value Division
American Funds(R) Growth Division                       BHFTI Brighthouse/Aberdeen Emerging Markets
American Funds(R) Growth-Income Division                  Equity Division (a)
BHFTI AB Global Dynamic Allocation Division             BHFTI Brighthouse/Artisan International Division
BHFTI American Funds(R) Balanced Allocation             BHFTI Brighthouse/Eaton Vance Floating Rate
   Division (a)                                           Division
BHFTI American Funds(R) Growth Allocation               BHFTI Brighthouse/Franklin Low Duration Total
   Division (a)                                           Return Division
BHFTI American Funds(R) Growth Division                 BHFTI Brighthouse/Templeton International Bond
BHFTI American Funds(R) Moderate Allocation               Division
   Division (a)                                         BHFTI Brighthouse/Wellington Large Cap Research
BHFTI AQR Global Risk Balanced Division                   Division (a)
BHFTI BlackRock Global Tactical Strategies Division     BHFTI Clarion Global Real Estate Division (a)

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. LIST OF DIVISIONS -- (CONTINUED)

BHFTI Harris Oakmark International Division (a)            BHFTII MetLife Mid Cap Stock Index Division (a)
BHFTI Invesco Balanced-Risk Allocation Division            BHFTII MetLife MSCI EAFE(R) Index Division (a)
BHFTI Invesco Comstock Division                            BHFTII MetLife Russell 2000(R) Index Division (a)
BHFTI Invesco Global Equity Division (a)                   BHFTII MetLife Stock Index Division (a)
BHFTI Invesco Small Cap Growth Division (a)                BHFTII MFS(R) Total Return Division (a)
BHFTI JPMorgan Core Bond Division                          BHFTII MFS(R) Value Division (a)
BHFTI JPMorgan Global Active Allocation Division           BHFTII Neuberger Berman Genesis Division (a)
BHFTI JPMorgan Small Cap Value Division (a)                BHFTII T. Rowe Price Large Cap Growth Division (a)
BHFTI Loomis Sayles Global Allocation Division             BHFTII T. Rowe Price Small Cap Growth Division (a)
BHFTI Loomis Sayles Growth Division (a)                    BHFTII Van Eck Global Natural Resources Division
BHFTI MetLife Multi-Index Targeted Risk Division           BHFTII Western Asset Management Strategic Bond
BHFTI MFS(R) Research International Division (a)             Opportunities Division (a)
BHFTI Morgan Stanley Discovery Division (a)                BHFTII Western Asset Management U.S. Government
BHFTI PanAgora Global Diversified Risk Division              Division (a)
BHFTI PIMCO Inflation Protected Bond Division (a)          BlackRock Global Allocation V.I. Division
BHFTI PIMCO Total Return Division (a)                      Calvert VP SRI Balanced Division
BHFTI Schroders Global Multi-Asset Division                Calvert VP SRI Mid Cap Division
BHFTI SSGA Growth and Income ETF Division (a)              Delaware VIP Small Cap Value Division
BHFTI SSGA Growth ETF Division (a)                         Fidelity(R) VIP Contrafund Division
BHFTI T. Rowe Price Large Cap Value Division               Fidelity(R) VIP Equity-Income Division
BHFTI T. Rowe Price Mid Cap Growth Division (a)            Fidelity(R) VIP Freedom 2020 Division
BHFTI TCW Core Fixed Income Division                       Fidelity(R) VIP Freedom 2025 Division
BHFTI Victory Sycamore Mid Cap Value Division (a)          Fidelity(R) VIP Freedom 2030 Division
BHFTI Wells Capital Management Mid Cap Value               Fidelity(R) VIP Freedom 2035 Division
   Division                                                Fidelity(R) VIP Freedom 2040 Division
BHFTI Western Asset Management Government                  Fidelity(R) VIP Freedom 2045 Division
   Income Division                                         Fidelity(R) VIP Freedom 2050 Division
BHFTII Baillie Gifford International Stock Division (a)    Fidelity(R) VIP FundsManager 50% Division
BHFTII BlackRock Bond Income Division (a)                  Fidelity(R) VIP FundsManager 60% Division
BHFTII BlackRock Capital Appreciation Division (a)         Fidelity(R) VIP Government Money Market Division
BHFTII BlackRock Ultra-Short Term Bond                     Fidelity(R) VIP Growth Division
   Division (a)                                            Fidelity(R) VIP Investment Grade Bond Division
BHFTII Brighthouse Asset Allocation 20 Division (a)        Fidelity(R) VIP Mid Cap Division
BHFTII Brighthouse Asset Allocation 40 Division (a)        FTVIPT Templeton Developing Markets VIP Division
BHFTII Brighthouse Asset Allocation 60 Division (a)        FTVIPT Templeton Foreign VIP Division (b)
BHFTII Brighthouse Asset Allocation 80 Division (a)        Ivy VIP Asset Strategy Division
BHFTII Brighthouse/Artisan Mid Cap Value                   Janus Henderson Enterprise Division
   Division (a)                                            LMPVET ClearBridge Variable Appreciation Division
BHFTII Brighthouse/Dimensional International Small         LMPVET ClearBridge Variable Dividend Strategy
   Company Division                                          Division
BHFTII Brighthouse/Wellington Balanced Division (a)        LMPVET ClearBridge Variable Large Cap Growth
BHFTII Brighthouse/Wellington Core Equity                    Division
   Opportunities Division (a)                              LMPVET ClearBridge Variable Small Cap Growth
BHFTII Frontier Mid Cap Growth Division (a)                  Division
BHFTII Jennison Growth Division (a)                        LMPVIT Western Asset Core Plus Division
BHFTII Loomis Sayles Small Cap Core Division (a)           Morgan Stanley VIF Global Infrastructure Division
BHFTII Loomis Sayles Small Cap Growth Division (a)         PIMCO VIT CommodityRealReturn(R) Strategy
BHFTII MetLife Aggregate Bond Index Division (a)             Division

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2.  LIST OF DIVISIONS -- (CONCLUDED)

PIMCO VIT Dynamic Bond Division                        TAP 1919 Variable Socially Responsive Balanced
PIMCO VIT Emerging Markets Bond Division                 Division
(a) This Division invests in two or more share classes within the underlying fund, series or portfolio of the Trusts.

(b) This Division had no net assets on December 31, 2019 and is not included in the statements of assets and liabilities.

3.  PORTFOLIO CHANGES

A. The following Division ceased operations during the year ended December 31,
2019 and is not included in the statements of assets and liabilities:

Oppenheimer Global Multi-Alternatives Fund/VA Division

B. The operations of the Divisions were affected by the following changes that occurred during the year ended December 31, 2019:

NAME CHANGES:

Former Name                                            New Name

BHFTI Fidelity Institutional Asset Management(R)       BHFTI Western Asset Management Government
   Government Income Portfolio                           Income Portfolio
BHFTI Loomis Sayles Global Markets Portfolio           BHFTI Loomis Sayles Global Allocation Portfolio
BHFTI ClearBridge Aggressive Growth Portfolio          BHFTI Loomis Sayles Growth Portfolio
BHFTI Morgan Stanley Mid Cap Growth Portfolio          BHFTI Morgan Stanley Discovery Portfolio
BHFTI Oppenheimer Global Equity Portfolio              BHFTI Invesco Global Equity Portfolio
LIQUIDATION:

Oppenheimer Global Multi-Alternatives Fund/VA Portfolio

4.  SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP")
applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial
Accounting Standards Board Accounting Standards Codification (ASC) Topic 946,
INVESTMENT COMPANIES.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
A Division's investment in shares of a fund or portfolio of the Trusts is valued at fair value based on the closing net asset value ("NAV"). All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Divisions. The
Separate Accounts define fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Division invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their daily NAV as reported by the Trusts at the close of each business day.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)

SECURITY VALUATION -- (CONCLUDED)
ASC Topic 820, Fair Value Measurement ("ASC 820") provides that the Separate
Account is not required to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. Additionally, ASC 820 does not require certain disclosures for all investments that are eligible to be measured at fair value using the net asset value per share practical expedient. The Separate Accounts investments in shares of a fund, series or portfolio of the Trusts are using NAV as a practical expedient, therefore investments are not categorized within the ASC
820 fair value hierarchy.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC").
Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the annuity payout period are computed according to industry standard mortality tables and, if any, are shown in net assets from Contracts in payout on the statements of assets and liabilities.
The assumed investment return is between 3.0 and 6.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. Annuity payouts, if any, are included in transfers for Contract benefits and terminations on the statements of changes in net assets of the applicable Divisions.

PURCHASE PAYMENTS
Purchase payments received from Contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus for the Contracts, and are reported as Contract transactions on the statements of changes in net assets of the applicable
Divisions.

NET TRANSFERS
Assets transferred by the Contract owner into or out of Divisions within the
Separate Account or into or out of the fixed account, which is part of the
Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Divisions.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5.  EXPENSES & CONTRACT CHARGES

The following annual Separate Account charge paid to the Company is an asset-based charge and assessed through a daily reduction in unit values, which are recorded as administrative charges in the accompanying statements of operations of the applicable Divisions:

      Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each
      Contract and the Separate Account

The following annual Separate Account charges paid to the Company are asset-based charges and assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Divisions:

      Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the
      Contracts. In addition, the charge compensates the Company for the risk that the insured (the annuitant) may live longer than estimated and the
      Company would be obligated to pay more in income payments than anticipated.

      Optional Death Benefit Rider -- For an additional charge, the total death benefit payable may be increased based on increases in account value of the Contracts.

      Earnings Preservation Benefit -- For an additional charge, the Company will provide additional amounts at death to pay expenses that may be due upon the death of the Contract owner, unless the Contract owner is a non-natural person and then the benefit is payable upon the death of the
      Annuitant. This amount may not be sufficient to cover expenses that the
      Contract owner's heirs may have to pay.

      Enhanced Stepped-Up Benefit Rider -- For an additional charge, the total death benefit payable may be increased based on the greater of the account balance or highest annual Contract anniversary value in the
      Contract or the greater of the account balance, annual increase amount or highest annual Contract anniversary value in the Contract.

      Preservation and Growth Rider -- For an additional charge, the Company will guarantee at a future date the Account Value (adjusted for withdrawals) will not be less than the initial Purchase Payment.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2019.

     ----------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                             0.10% - 0.50%
     ----------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                 0.00% - 2.05%
     ----------------------------------------------------------------------------------------------------------------------------
      Optional Death Benefit Rider                                                                               0.25%
     ----------------------------------------------------------------------------------------------------------------------------
      Earnings Preservation Benefit                                                                              0.25%
     ----------------------------------------------------------------------------------------------------------------------------
      Enhanced Stepped-Up Benefit Rider                                                                          0.10% - 0.35%
     ----------------------------------------------------------------------------------------------------------------------------
      Preservation and Growth Rider                                                                              1.15% - 1.80%
     ----------------------------------------------------------------------------------------------------------------------------
      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular Contract. The range of the effective rates disclosed above excludes any waivers granted to certain Divisions.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5.  EXPENSES & CONTRACT CHARGES -- (CONCLUDED)

The following optional rider charges paid to the Company are charged at each
Contract anniversary date through the redemption of units, which are recorded as Contract charges in the accompanying statements of changes in net assets of the applicable Divisions:

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the
      Company will guarantee that the Contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Lifetime Withdrawal Guarantee -- For an additional charge, the Company will guarantee the periodic return on the investment for life.

      Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee the periodic return on the investment.

      Guaranteed Minimum Income Benefit -- For an additional charge, the
      Company will guarantee a minimum payment regardless of market conditions.

      Enhanced Death Benefit -- For an additional charge, the amount of the death benefit will be the greater of the account value or the death benefit base.

      Enhanced Guaranteed Withdrawal Benefit -- For an additional charge, the
      Company will guarantee that at least the entire amount of purchase payments will be returned through a series of withdrawals without annuitizing.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2019:

     ------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                 0.75%
     ------------------------------------------------------------------------------------------------------------------------
      Lifetime Withdrawal Guarantee                                                                           0.50% - 1.50%
     ------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit                                                                           0.90%
     ------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Income Benefit                                                                       0.50% - 1.00%
     ------------------------------------------------------------------------------------------------------------------------
      Enhanced Death Benefit                                                                                  0.60% - 1.15%
     ------------------------------------------------------------------------------------------------------------------------
      Enhanced Guaranteed Withdrawal Benefit                                                                  0.50% - 0.55%
     ------------------------------------------------------------------------------------------------------------------------
      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular Contract.

A Contract administrative charge which ranges from $0 to $30 is assessed on an annual basis for Contracts with a value of less than $50,000, which may be waived if the Contract reaches a certain asset size or under certain circumstances. The Company reserves the right to charge a transfer fee ranging from $0 to $25 after twelve transfers are made in a Contract year or, for certain Contracts. Currently, the Company is not charging a transfer fee. These charges are paid to the Company, assessed through redemption of units, and recorded as Contract charges in the accompanying statements of changes in net assets.

In addition, certain Contracts impose a surrender charge of 0% to 9% if the
Contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through redemption of units, and recorded as Contract charges in the accompanying statements of changes in net assets of the applicable Divisions for the years ended December 31, 2019 and 2018.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6.  STATEMENT OF INVESTMENTS

                                                                                                            FOR THE YEAR ENDED
                                                                       AS OF DECEMBER 31, 2019               DECEMBER 31, 2019
                                                                   ------------------------------    -------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                      SHARES           COST ($)       PURCHASES ($)   FROM SALES ($)
                                                                   -------------    -------------    --------------   --------------

     American Funds(R) Bond Division.............................      7,007,636       76,649,100        9,411,388        11,852,965
     American Funds(R) Global Growth Division....................          7,535          192,165           24,373            98,691
     American Funds(R) Global Small Capitalization Division......     16,799,487      354,599,626       29,989,890        71,769,703
     American Funds(R) Growth Division...........................     12,698,873      787,644,377      115,751,626       155,327,087
     American Funds(R) Growth-Income Division....................     15,320,999      621,599,293       91,865,845       114,493,745
     BHFTI AB Global Dynamic Allocation Division.................    105,507,996    1,105,668,579       74,063,485       205,404,434
     BHFTI American Funds(R) Balanced Allocation Division........     77,759,606      733,379,201       79,699,549       122,845,937
     BHFTI American Funds(R) Growth Allocation Division..........     45,104,769      402,990,519       52,679,744        52,065,952
     BHFTI American Funds(R) Growth Division.....................     31,536,532      294,760,897       54,280,437        73,337,261
     BHFTI American Funds(R) Moderate Allocation Division........     78,937,690      741,989,781       64,069,665       118,868,015
     BHFTI AQR Global Risk Balanced Division.....................    112,126,577    1,157,089,004       31,272,780       157,728,056
     BHFTI BlackRock Global Tactical Strategies Division.........    155,515,639    1,545,394,003        3,415,535       258,025,293
     BHFTI BlackRock High Yield Division.........................         57,923          438,097           78,238            50,190
     BHFTI Brighthouse Asset Allocation 100 Division.............     18,585,691      215,029,188       36,772,711        30,380,719
     BHFTI Brighthouse Balanced Plus Division....................    300,618,274    3,190,416,712       73,029,702       442,197,200
     BHFTI Brighthouse Small Cap Value Division..................      1,148,573       16,918,965        1,954,489         2,059,552
     BHFTI Brighthouse/Aberdeen Emerging Markets
        Equity Division..........................................      4,159,495       40,527,049        1,320,905        10,359,883
     BHFTI Brighthouse/Artisan International Division............            165            1,689              129               590
     BHFTI Brighthouse/Eaton Vance Floating Rate Division........      2,638,814       27,064,256        2,324,712         5,460,911
     BHFTI Brighthouse/Franklin Low Duration Total Return
        Division.................................................      7,719,387       75,398,020       11,479,462        14,309,610
     BHFTI Brighthouse/Templeton International Bond Division.....        584,125        6,408,255          853,120         1,147,378
     BHFTI Brighthouse/Wellington Large Cap Research Division....     48,899,431      583,660,317       92,697,252        91,685,840
     BHFTI Clarion Global Real Estate Division...................     14,138,418      174,971,075        9,353,003        33,643,413
     BHFTI Harris Oakmark International Division.................     32,011,385      443,872,487       50,798,071        74,006,459
     BHFTI Invesco Balanced-Risk Allocation Division.............     45,681,848      465,061,445           64,720        67,566,876
     BHFTI Invesco Comstock Division.............................          4,108           60,533            8,999             4,881
     BHFTI Invesco Global Equity Division........................     11,261,764      200,306,203       40,463,965        40,048,274
     BHFTI Invesco Small Cap Growth Division.....................      4,256,460       58,008,339       12,781,291        11,014,498
     BHFTI JPMorgan Core Bond Division...........................      7,191,007       74,799,618        8,817,226        18,517,587
     BHFTI JPMorgan Global Active Allocation Division............     65,501,222      726,915,824       22,146,827       110,257,537
     BHFTI JPMorgan Small Cap Value Division.....................      1,287,283       19,163,251        3,330,571         3,190,399
     BHFTI Loomis Sayles Global Allocation Division..............      5,967,122       85,219,658       13,822,112        19,640,778
     BHFTI Loomis Sayles Growth Division.........................     27,940,198      378,326,974       73,239,594        81,221,618
     BHFTI MetLife Multi-Index Targeted Risk Division............     65,679,466      766,696,894       19,276,512       105,806,868
     BHFTI MFS(R) Research International Division................     13,015,710      145,631,901       11,345,848        27,833,044
     BHFTI Morgan Stanley Discovery Division.....................     19,694,895      293,808,542       95,421,091        69,790,073
     BHFTI PanAgora Global Diversified Risk Division.............      7,173,884       76,174,407        9,892,602        10,922,920
     BHFTI PIMCO Inflation Protected Bond Division...............     32,982,426      355,738,533       19,616,352        57,312,663
     BHFTI PIMCO Total Return Division...........................     60,588,138      710,612,605       40,125,032       122,116,494
     BHFTI Schroders Global Multi-Asset Division.................     61,192,339      714,733,624       11,842,366       120,995,123
     BHFTI SSGA Growth and Income ETF Division...................     56,589,422      624,057,092       52,685,280       125,911,920
     BHFTI SSGA Growth ETF Division..............................     11,439,484      127,913,051       13,457,554        18,392,812
     BHFTI T. Rowe Price Large Cap Value Division................         23,425          736,675          311,201            47,216
     BHFTI T. Rowe Price Mid Cap Growth Division.................     47,084,496      456,618,623       95,119,844        85,383,855
     BHFTI TCW Core Fixed Income Division........................         23,018          233,284          144,072           154,122
     BHFTI Victory Sycamore Mid Cap Value Division...............     19,243,148      334,601,526       18,505,937        57,891,865
     BHFTI Wells Capital Management Mid Cap Value Division.......         28,404          334,161           12,973            22,715
     BHFTI Western Asset Management Government
        Income Division..........................................     35,121,017      377,394,785       24,506,334        62,670,693
     BHFTII Baillie Gifford International Stock Division.........      9,169,004      100,178,857        9,859,146        17,364,402

(a)  Had no net assets at December 31, 2019.

(b)  For the period January 1, 2019 to April 26, 2019.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6.  STATEMENT OF INVESTMENTS -- (CONTINUED)

                                                                                                           FOR THE YEAR ENDED
                                                                       AS OF DECEMBER 31, 2019              DECEMBER 31, 2019
                                                                   ------------------------------    -------------------------------
                                                                                                        COST OF          PROCEEDS
                                                                      SHARES          COST ($)       PURCHASES ($)    FROM SALES ($)
                                                                   -------------   --------------    -------------    --------------

     BHFTII BlackRock Bond Income Division.......................      3,583,247      380,945,939       27,232,541        55,943,923
     BHFTII BlackRock Capital Appreciation Division..............      4,656,849      151,021,100       43,092,779        41,134,468
     BHFTII BlackRock Ultra-Short Term Bond Division.............        441,912       44,464,137       15,175,493        20,702,106
     BHFTII Brighthouse Asset Allocation 20 Division.............     29,219,999      318,654,610       25,046,427        62,500,072
     BHFTII Brighthouse Asset Allocation 40 Division.............     78,769,346      867,241,558       72,602,436       158,192,788
     BHFTII Brighthouse Asset Allocation 60 Division.............    261,776,979    2,918,229,343      327,472,540       543,156,633
     BHFTII Brighthouse Asset Allocation 80 Division.............    124,507,192    1,467,173,567      201,356,518       216,447,513
     BHFTII Brighthouse/Artisan Mid Cap Value Division...........        831,105      179,804,820       25,143,783        26,110,103
     BHFTII Brighthouse/Dimensional International Small
       Company Division..........................................        638,042        8,608,536        1,104,373         1,454,545
     BHFTII Brighthouse/Wellington Balanced Division.............     28,587,092      497,453,225       49,949,312        65,722,618
     BHFTII Brighthouse/Wellington Core Equity
       Opportunities Division....................................     14,827,107      441,123,530       57,422,658        94,002,951
     BHFTII Frontier Mid Cap Growth Division.....................     13,381,477      377,386,126       66,059,565        65,367,200
     BHFTII Jennison Growth Division.............................     13,161,528      186,974,297       47,709,263        47,492,431
     BHFTII Loomis Sayles Small Cap Core Division................        626,259      148,533,213       19,303,073        24,180,789
     BHFTII Loomis Sayles Small Cap Growth Division..............      4,331,925       54,877,311       13,521,295        14,019,571
     BHFTII MetLife Aggregate Bond Index Division................     87,384,726      942,046,697       67,633,793       138,618,656
     BHFTII MetLife Mid Cap Stock Index Division.................     27,775,921      422,998,147       61,457,288        71,614,058
     BHFTII MetLife MSCI EAFE(R) Index Division..................     32,693,730      389,374,100       21,682,085        59,004,274
     BHFTII MetLife Russell 2000(R) Index Division...............     16,587,895      264,727,158       42,712,023        47,175,034
     BHFTII MetLife Stock Index Division.........................     55,275,981    1,986,549,765      306,128,187       439,516,084
     BHFTII MFS(R) Total Return Division.........................        724,777      107,556,489       10,367,461        18,826,766
     BHFTII MFS(R) Value Division................................     40,944,052      614,965,261       62,479,581       108,450,180
     BHFTII Neuberger Berman Genesis Division....................     14,031,814      234,179,215       43,645,400        43,924,147
     BHFTII T. Rowe Price Large Cap Growth Division..............     27,951,326      558,397,895      112,520,602        88,289,958
     BHFTII T. Rowe Price Small Cap Growth Division..............     19,576,048      358,805,220       69,589,519        62,789,018
     BHFTII Van Eck Global Natural Resources Division............      3,155,202       34,850,832        3,556,807         3,751,932
     BHFTII Western Asset Management Strategic Bond
       Opportunities Division....................................     30,811,921      396,417,154       30,704,526        67,263,271
     BHFTII Western Asset Management U.S. Government
       Division..................................................     11,039,662      131,661,870       14,697,034        25,657,264
     BlackRock Global Allocation V.I. Division...................          7,047          102,383            5,934             2,568
     Calvert VP SRI Balanced Division............................     23,111,847       45,529,187        5,532,074         5,318,317
     Calvert VP SRI Mid Cap Division.............................        245,412        7,401,023          956,995         1,472,110
     Delaware VIP Small Cap Value Division.......................             18              662            1,200             8,236
     Fidelity(R) VIP Contrafund Division.........................         19,884          624,355           93,245            79,215
     Fidelity(R) VIP Equity-Income Division......................      2,829,282       61,523,621        6,169,312        13,171,094
     Fidelity(R) VIP Freedom 2020 Division.......................        212,363        2,762,287        2,089,127           413,285
     Fidelity(R) VIP Freedom 2025 Division.......................        240,439        3,355,396        2,482,961           305,195
     Fidelity(R) VIP Freedom 2030 Division.......................        283,665        3,797,446        1,292,716           495,554
     Fidelity(R) VIP Freedom 2035 Division.......................         20,652          470,765          389,241            36,863
     Fidelity(R) VIP Freedom 2040 Division.......................         56,551        1,141,483          641,388             5,744
     Fidelity(R) VIP Freedom 2045 Division.......................         37,114          782,725          663,153            22,441
     Fidelity(R) VIP Freedom 2050 Division.......................         66,589        1,239,357          959,137           104,780
     Fidelity(R) VIP FundsManager 50% Division...................     20,588,201      243,763,585       29,343,431        48,696,287
     Fidelity(R) VIP FundsManager 60% Division...................     23,484,406      238,906,996       42,508,338        34,581,219
     Fidelity(R) VIP Government Money Market Division............      5,414,916        5,414,916        2,586,428         2,527,153
     Fidelity(R) VIP Growth Division.............................      1,245,983       60,512,673        6,768,073        17,442,395
     Fidelity(R) VIP Investment Grade Bond Division..............        683,860        8,766,560        1,264,971         1,665,742

(a)  Had no net assets at December 31, 2019.

(b)  For the period January 1, 2019 to April 26, 2019.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6.  STATEMENT OF INVESTMENTS -- (CONCLUDED)

                                                                     AS OF DECEMBER 31, 2019
                                                                -------------------------------

                                                                    SHARES          COST ($)
                                                                --------------   --------------

     Fidelity(R) VIP Mid Cap Division.........................          13,990          432,313
     FTVIPT Templeton Developing Markets VIP Division.........           4,417           33,808
     FTVIPT Templeton Foreign VIP Division....................              --               --
     Ivy VIP Asset Strategy Division..........................             219            2,185
     Janus Henderson Enterprise Division......................           1,646          105,650
     LMPVET ClearBridge Variable Appreciation Division........           1,155           43,632
     LMPVET ClearBridge Variable Dividend Strategy Division...           3,616           60,094
     LMPVET ClearBridge Variable Large Cap Growth Division....          15,431          360,272
     LMPVET ClearBridge Variable Small Cap Growth Division....           1,581           39,936
     LMPVIT Western Asset Core Plus Division..................           6,797           39,669
     Morgan Stanley VIF Global Infrastructure Division........           8,527           65,889
     Oppenheimer Global Multi-Alternatives Fund/VA Division...              --               --
     PIMCO VIT CommodityRealReturn(R) Strategy Division.......           5,492           42,120
     PIMCO VIT Dynamic Bond Division..........................           8,215           84,027
     PIMCO VIT Emerging Markets Bond Division.................           4,563           58,279
     TAP 1919 Variable Socially Responsive Balanced Division..           1,008           27,774

                                                                        FOR THE YEAR ENDED
                                                                         DECEMBER 31, 2019
                                                                ------------------------------------
                                                                    COST OF           PROCEEDS
                                                                 PURCHASES ($)     FROM SALES ($)
                                                                -----------------  -----------------

     Fidelity(R) VIP Mid Cap Division.........................          55,432             66,866
     FTVIPT Templeton Developing Markets VIP Division.........           1,162            107,549
     FTVIPT Templeton Foreign VIP Division....................              --(a)             654(a)
     Ivy VIP Asset Strategy Division..........................             203                440
     Janus Henderson Enterprise Division......................          45,587             46,493
     LMPVET ClearBridge Variable Appreciation Division........           4,266              1,632
     LMPVET ClearBridge Variable Dividend Strategy Division...           6,692              8,275
     LMPVET ClearBridge Variable Large Cap Growth Division....          40,378            189,957
     LMPVET ClearBridge Variable Small Cap Growth Division....          26,629                563
     LMPVIT Western Asset Core Plus Division..................           2,956             51,908
     Morgan Stanley VIF Global Infrastructure Division........           5,206             10,296
     Oppenheimer Global Multi-Alternatives Fund/VA Division...             170(b)          15,497(b)
     PIMCO VIT CommodityRealReturn(R) Strategy Division.......           2,537              5,499
     PIMCO VIT Dynamic Bond Division..........................           4,124              4,121
     PIMCO VIT Emerging Markets Bond Division.................           2,783             10,736
     TAP 1919 Variable Socially Responsive Balanced Division..           3,162              4,867

(a)  Had no net assets at December 31, 2019.

(b)  For the period January 1, 2019 to April 26, 2019.

This page is intentionally left blank.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018:

                                                                         AMERICAN FUNDS(R)              AMERICAN FUNDS(R)
                                       AMERICAN FUNDS(R) BOND              GLOBAL GROWTH           GLOBAL SMALL CAPITALIZATION
                                              DIVISION                       DIVISION                       DIVISION
                                   ------------------------------  -----------------------------  ------------------------------
                                        2019            2018           2019            2018            2019            2018
                                   --------------  --------------  -------------  --------------  --------------  --------------

Units beginning of year..........       4,211,306       4,884,182         48,260          64,628      10,120,809      11,417,354
Units issued and transferred
   from other funding options....         670,273         592,038          1,057           2,150         428,967       1,038,985
Units redeemed and transferred
   to other funding options......       (839,479)     (1,264,914)       (14,555)        (18,518)     (1,842,603)     (2,335,530)
                                   --------------  --------------  -------------  --------------  --------------  --------------
Units end of year................       4,042,100       4,211,306         34,762          48,260       8,707,173      10,120,809
                                   ==============  ==============  =============  ==============  ==============  ==============

                                                                          AMERICAN FUNDS(R)               BHFTI AB GLOBAL
                                      AMERICAN FUNDS(R) GROWTH              GROWTH-INCOME               DYNAMIC ALLOCATION
                                              DIVISION                        DIVISION                       DIVISION
                                   ------------------------------  ------------------------------  ------------------------------
                                        2019            2018            2019            2018            2019            2018
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........       2,922,123       3,364,829       3,405,907       3,958,831     102,653,570     116,190,138
Units issued and transferred
   from other funding options....         151,724         275,064         152,048         307,288         870,837       1,371,296
Units redeemed and transferred
   to other funding options......       (513,752)       (717,770)       (577,806)       (860,212)    (14,099,047)    (14,907,864)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................       2,560,095       2,922,123       2,980,149       3,405,907      89,425,360     102,653,570
                                   ==============  ==============  ==============  ==============  ==============  ==============

                                      BHFTI AMERICAN FUNDS(R)          BHFTI AMERICAN FUNDS(R)                  BHFTI
                                        BALANCED ALLOCATION               GROWTH ALLOCATION           AMERICAN FUNDS(R) GROWTH
                                             DIVISION                         DIVISION                        DIVISION
                                   ------------------------------  ------------------------------  ------------------------------
                                        2019            2018            2019            2018            2019            2018
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........      51,701,013      58,085,561      25,965,628      28,757,029      16,299,179      20,103,266
Units issued and transferred
   from other funding options....       2,747,523       3,854,941       1,266,344       2,638,905       1,025,210       1,091,340
Units redeemed and transferred
   to other funding options......     (9,110,829)    (10,239,489)     (3,411,644)     (5,430,306)     (3,927,960)     (4,895,427)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................      45,337,707      51,701,013      23,820,328      25,965,628      13,396,429      16,299,179
                                   ==============  ==============  ==============  ==============  ==============  ==============

                                               BHFTI                        BHFTI AQR                 BHFTI BLACKROCK GLOBAL
                                    AMERICAN FUNDS(R) MODERATE        GLOBAL RISK BALANCED              TACTICAL STRATEGIES
                                        ALLOCATION DIVISION                 DIVISION                         DIVISION
                                   -----------------------------  ------------------------------  ------------------------------
                                        2019           2018            2019            2018            2019            2018
                                   --------------  -------------  --------------  --------------  --------------  --------------

Units beginning of year..........      54,921,254     63,563,450      91,641,725     104,234,505     135,196,017     151,440,679
Units issued and transferred
   from other funding options....       1,619,384      1,738,313       1,112,229       1,605,624       1,339,723       2,017,820
Units redeemed and transferred
   to other funding options......     (8,492,446)   (10,380,509)    (12,892,449)    (14,198,404)    (18,612,389)    (18,262,482)
                                   --------------  -------------  --------------  --------------  --------------  --------------
Units end of year................      48,048,192     54,921,254      79,861,505      91,641,725     117,923,351     135,196,017
                                   ==============  =============  ==============  ==============  ==============  ==============

                                              BHFTI                     BHFTI BRIGHTHOUSE                    BHFTI
                                      BLACKROCK HIGH YIELD            ASSET ALLOCATION 100         BRIGHTHOUSE BALANCED PLUS
                                            DIVISION                        DIVISION                       DIVISION
                                 ------------------------------  ------------------------------  ------------------------------
                                      2019            2018            2019            2018            2019            2018
                                 --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year........          36,446          33,615      10,018,424      10,787,709     237,803,627     254,482,460
Units issued and transferred
   from other funding options..          14,229           6,468         778,452       2,043,373       6,025,734      12,793,387
Units redeemed and transferred
   to other funding options....         (4,895)         (3,637)     (1,525,172)     (2,812,658)    (31,211,757)    (29,472,220)
                                 --------------  --------------  --------------  --------------  --------------  --------------
Units end of year..............          45,780          36,446       9,271,704      10,018,424     212,617,604     237,803,627
                                 ==============  ==============  ==============  ==============  ==============  ==============

                                             BHFTI                BHFTI BRIGHTHOUSE/ABERDEEN      BHFTI BRIGHTHOUSE/ARTISAN
                                  BRIGHTHOUSE SMALL CAP VALUE       EMERGING MARKETS EQUITY             INTERNATIONAL
                                           DIVISION                        DIVISION                       DIVISION
                                 -----------------------------  ------------------------------  ------------------------------
                                     2019            2018            2019            2018            2019            2018
                                 -------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year........        568,395         611,465       4,595,166       4,781,863             208             256
Units issued and transferred
   from other funding options..         38,087          76,349         311,680         898,119               9              23
Units redeemed and transferred
   to other funding options....       (99,352)       (119,419)     (1,124,282)     (1,084,816)            (48)            (71)
                                 -------------  --------------  --------------  --------------  --------------  --------------
Units end of year..............        507,130         568,395       3,782,564       4,595,166             169             208
                                 =============  ==============  ==============  ==============  ==============  ==============

                                       BHFTI BRIGHTHOUSE/          BHFTI BRIGHTHOUSE/FRANKLIN     BHFTI BRIGHTHOUSE/TEMPLETON
                                    EATON VANCE FLOATING RATE       LOW DURATION TOTAL RETURN         INTERNATIONAL BOND
                                            DIVISION                        DIVISION                       DIVISION
                                 ------------------------------  ------------------------------  ------------------------------
                                      2019            2018            2019            2018            2019            2018
                                 --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year........       2,481,218       2,489,148       7,585,943       8,361,024         489,079         589,796
Units issued and transferred
   from other funding options..         229,372         657,891       1,612,818       1,481,790          59,554          45,315
Units redeemed and transferred
   to other funding options....       (559,085)       (665,821)     (2,047,054)     (2,256,871)       (116,121)       (146,032)
                                 --------------  --------------  --------------  --------------  --------------  --------------
Units end of year..............       2,151,505       2,481,218       7,151,707       7,585,943         432,512         489,079
                                 ==============  ==============  ==============  ==============  ==============  ==============

                                   BHFTI BRIGHTHOUSE/WELLINGTON                 BHFTI                          BHFTI
                                        LARGE CAP RESEARCH           CLARION GLOBAL REAL ESTATE    HARRIS OAKMARK INTERNATIONAL
                                             DIVISION                         DIVISION                       DIVISION
                                 --------------------------------  ------------------------------  ------------------------------
                                      2019             2018             2019            2018            2019            2018
                                  --------------  --------------   --------------  --------------  --------------  --------------

Units beginning of year........       10,177,126      11,512,938        9,504,197      10,875,352      15,932,818      16,803,885
Units issued and transferred
   from other funding options..          259,230         313,753          555,270         847,383       1,286,850       2,917,904
Units redeemed and transferred
   to other funding options....      (1,445,291)     (1,649,565)      (1,898,093)     (2,218,538)     (3,399,842)     (3,788,971)
                                  --------------  --------------   --------------  --------------  --------------  --------------
Units end of year..............        8,991,065      10,177,126        8,161,374       9,504,197      13,819,826      15,932,818
                                  ==============  ==============   ==============  ==============  ==============  ==============

(a) For the period April 30, 2018 to December 31, 2018.

(b) Had no net assets at December 31, 2019.

(c) For the period January 1, 2019 to April 26, 2019.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018:

                                           BHFTI INVESCO                                                  BHFTI INVESCO
                                     BALANCED-RISK ALLOCATION         BHFTI INVESCO COMSTOCK              GLOBAL EQUITY
                                             DIVISION                        DIVISION                       DIVISION
                                   ------------------------------  -----------------------------  ------------------------------
                                        2019            2018           2019            2018            2019            2018
                                   --------------  --------------  -------------  --------------  --------------  --------------

Units beginning of year..........     401,048,107     445,688,739          6,957          10,379      16,358,866      15,776,074
Units issued and transferred
   from other funding options....      10,424,111      20,645,988            165             810       2,187,380       3,565,405
Units redeemed and transferred
   to other funding options......    (59,570,721)    (65,286,620)          (934)         (4,232)     (3,363,764)     (2,982,613)
                                   --------------  --------------  -------------  --------------  --------------  --------------
Units end of year................     351,901,497     401,048,107          6,188           6,957      15,182,482      16,358,866
                                   ==============  ==============  =============  ==============  ==============  ==============

                                                BHFTI                          BHFTI                     BHFTI JPMORGAN
                                      INVESCO SMALL CAP GROWTH          JPMORGAN CORE BOND          GLOBAL ACTIVE ALLOCATION
                                              DIVISION                       DIVISION                       DIVISION
                                   ------------------------------  -----------------------------  -----------------------------
                                        2019            2018            2019           2018            2019            2018
                                   --------------  --------------  -------------  --------------  --------------  -------------

Units beginning of year..........       1,509,587       1,615,884      7,254,348       8,421,961     605,342,000    606,636,328
Units issued and transferred
   from other funding options....         193,080         377,544      1,181,810       1,018,129      10,205,581     81,237,942
Units redeemed and transferred
   to other funding options......       (367,157)       (483,841)    (2,228,428)     (2,185,742)    (81,070,844)   (82,532,270)
                                   --------------  --------------  -------------  --------------  --------------  -------------
Units end of year................       1,335,510       1,509,587      6,207,730       7,254,348     534,476,737    605,342,000
                                   ==============  ==============  =============  ==============  ==============  =============

                                              BHFTI                   BHFTI LOOMIS SAYLES                BHFTI LOOMIS
                                    JPMORGAN SMALL CAP VALUE           GLOBAL ALLOCATION                 SAYLES GROWTH
                                            DIVISION                       DIVISION                        DIVISION
                                 ------------------------------  -----------------------------  ------------------------------
                                      2019            2018            2019           2018            2019            2018
                                 --------------  --------------  --------------  -------------  --------------  --------------

Units beginning of year........         876,517       1,036,634       4,983,673      5,880,789      24,657,864      29,749,965
Units issued and transferred
   from other funding options..         136,336         112,636         384,120        461,247       1,592,871       1,971,212
Units redeemed and transferred
   to other funding options....       (204,528)       (272,753)     (1,033,065)    (1,358,363)     (5,243,149)     (7,063,313)
                                 --------------  --------------  --------------  -------------  --------------  --------------
Units end of year..............         808,325         876,517       4,334,728      4,983,673      21,007,586      24,657,864
                                 ==============  ==============  ==============  =============  ==============  ==============

                                          BHFTI METLIFE                  BHFTI MFS(R)                    BHFTI MORGAN
                                    MULTI-INDEX TARGETED RISK       RESEARCH INTERNATIONAL             STANLEY DISCOVERY
                                            DIVISION                       DIVISION                        DIVISION
                                 ------------------------------  ------------------------------  -----------------------------
                                      2019            2018            2019            2018           2019            2018
                                 --------------  --------------  --------------  --------------  -------------  --------------

Units beginning of year........     638,887,551     689,687,735      10,106,842      11,333,543     12,304,050      13,380,312
Units issued and transferred
   from other funding options..      21,541,522      42,420,641         388,620       2,061,420      1,368,628       1,750,935
Units redeemed and transferred
   to other funding options....    (87,463,367)    (93,220,825)     (1,729,552)     (3,288,121)    (2,622,751)     (2,827,197)
                                 --------------  --------------  --------------  --------------  -------------  --------------
Units end of year..............     572,965,706     638,887,551       8,765,910      10,106,842     11,049,927      12,304,050
                                 ==============  ==============  ==============  ==============  =============  ==============

                                         BHFTI PANAGORA                   BHFTI PIMCO                    BHFTI PIMCO
                                     GLOBAL DIVERSIFIED RISK       INFLATION PROTECTED BOND             TOTAL RETURN
                                            DIVISION                       DIVISION                       DIVISION
                                  -----------------------------  -----------------------------  -----------------------------
                                       2019           2018           2019            2018            2019           2018
                                  --------------  -------------  -------------  -------------   --------------  -------------

Units beginning of year.........      67,228,731     80,775,666     23,939,621     28,145,710       41,842,651     49,441,770
Units issued and transferred
   from other funding options...      10,882,009      4,141,274      2,100,645      2,367,559        3,904,769      5,135,111
Units redeemed and transferred
   to other funding options.....    (13,195,193)   (17,688,209)    (5,068,732)    (6,573,648)      (9,073,364)   (12,734,230)
                                  --------------  -------------  -------------  -------------   --------------  -------------
Units end of year...............      64,915,547     67,228,731     20,971,534     23,939,621       36,674,056     41,842,651
                                  ==============  =============  =============  =============   ==============  =============

                                              BHFTI                       BHFTI SSGA
                                  SCHRODERS GLOBAL MULTI-ASSET       GROWTH AND INCOME ETF          BHFTI SSGA GROWTH ETF
                                            DIVISION                       DIVISION                       DIVISION
                                  -----------------------------  -----------------------------  ----------------------------
                                      2019            2018            2019           2018           2019            2018
                                  -------------  -------------   --------------  -------------  -------------  -------------

Units beginning of year.........    601,844,418    395,258,412       41,641,734     49,193,853      7,753,198      8,624,728
Units issued and transferred
   from other funding options...      7,874,018    300,782,846          929,551      1,146,995        247,499        566,355
Units redeemed and transferred
   to other funding options.....   (85,668,403)   (94,196,840)      (7,328,325)    (8,699,114)    (1,044,218)    (1,437,885)
                                  -------------  -------------   --------------  -------------  -------------  -------------
Units end of year...............    524,050,033    601,844,418       35,242,960     41,641,734      6,956,479      7,753,198
                                  =============  =============   ==============  =============  =============  =============

                                        BHFTI T. ROWE PRICE            BHFTI T. ROWE PRICE                 BHFTI TCW
                                          LARGE CAP VALUE                MID CAP GROWTH                CORE FIXED INCOME
                                             DIVISION                       DIVISION                       DIVISION
                                   -----------------------------  -----------------------------  -----------------------------
                                       2019            2018            2019            2018           2019           2018
                                   -------------  --------------  --------------  -------------  --------------  -------------

Units beginning of year..........         20,996          23,096      19,059,742     21,768,491          23,865         25,274
Units issued and transferred
   from other funding options....         13,057             551       1,580,099      2,414,342          13,466             --
Units redeemed and transferred
   to other funding options......          (969)         (2,651)     (4,221,463)    (5,123,091)        (14,814)        (1,409)
                                   -------------  --------------  --------------  -------------  --------------  -------------
Units end of year................         33,084          20,996      16,418,378     19,059,742          22,517         23,865
                                   =============  ==============  ==============  =============  ==============  =============

                                                                                                          BHFTI WESTERN
                                            BHFTI VICTORY               BHFTI WELLS CAPITAL             ASSET MANAGEMENT
                                       SYCAMORE MID CAP VALUE        MANAGEMENT MID CAP VALUE           GOVERNMENT INCOME
                                              DIVISION                       DIVISION                       DIVISION
                                   ------------------------------  -----------------------------  -----------------------------
                                        2019            2018            2019           2018           2019            2018
                                   --------------  --------------  -------------  --------------  -------------  --------------

Units beginning of year..........       9,098,703      10,507,414         12,534          12,681     36,441,983      41,565,748
Units issued and transferred
   from other funding options....         365,663         724,755             47             293      4,186,285       2,542,786
Units redeemed and transferred
   to other funding options......     (1,592,344)     (2,133,466)          (639)           (440)    (8,064,249)     (7,666,551)
                                   --------------  --------------  -------------  --------------  -------------  --------------
Units end of year................       7,872,022       9,098,703         11,942          12,534     32,564,019      36,441,983
                                   ==============  ==============  =============  ==============  =============  ==============

(a) For the period April 30, 2018 to December 31, 2018.

(b) Had no net assets at December 31, 2019.

(c) For the period January 1, 2019 to April 26, 2019.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018:

                                     BHFTII BAILLIE GIFFORD             BHFTII BLACKROCK                BHFTII BLACKROCK
                                       INTERNATIONAL STOCK                 BOND INCOME                CAPITAL APPRECIATION
                                            DIVISION                        DIVISION                        DIVISION
                                 ------------------------------  ------------------------------  ------------------------------
                                      2019            2018            2019            2018            2019            2018
                                 --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year........       6,925,281       7,456,089       8,252,602       9,495,090       4,857,860       5,314,588
Units issued and transferred
   from other funding options..         297,682       1,204,756         742,879       1,802,873         453,331       2,675,802
Units redeemed and transferred
   to other funding options....     (1,105,617)     (1,735,564)     (1,523,292)     (3,045,361)     (1,048,677)     (3,132,530)
                                 --------------  --------------  --------------  --------------  --------------  --------------
Units end of year..............       6,117,346       6,925,281       7,472,189       8,252,602       4,262,514       4,857,860
                                 ==============  ==============  ==============  ==============  ==============  ==============

                                        BHFTII BLACKROCK               BHFTII BRIGHTHOUSE              BHFTII BRIGHTHOUSE
                                      ULTRA-SHORT TERM BOND            ASSET ALLOCATION 20             ASSET ALLOCATION 40
                                            DIVISION                        DIVISION                        DIVISION
                                 ------------------------------  ------------------------------  ------------------------------
                                      2019            2018            2019            2018            2019            2018
                                 --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year........       3,622,610       4,077,356      22,770,094      26,632,640      57,833,464      68,087,417
Units issued and transferred
   from other funding options..         986,149       2,037,543       1,698,788       1,329,149       1,553,899       1,753,329
Units redeemed and transferred
   to other funding options....     (1,353,119)     (2,492,289)     (4,816,224)     (5,191,695)     (9,590,594)    (12,007,282)
                                 --------------  --------------  --------------  --------------  --------------  --------------
Units end of year..............       3,255,640       3,622,610      19,652,658      22,770,094      49,796,769      57,833,464
                                 ==============  ==============  ==============  ==============  ==============  ==============

                                       BHFTII BRIGHTHOUSE              BHFTII BRIGHTHOUSE          BHFTII BRIGHTHOUSE/ARTISAN
                                       ASSET ALLOCATION 60             ASSET ALLOCATION 80                MID CAP VALUE
                                            DIVISION                        DIVISION                        DIVISION
                                 ------------------------------  ------------------------------  ------------------------------
                                      2019            2018            2019            2018            2019            2018
                                 --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year........     183,867,868     213,872,364      85,633,821      98,239,149       4,305,631       4,884,190
Units issued and transferred
   from other funding options..       4,644,425       6,410,243       2,231,120       3,264,001         160,672       1,250,707
Units redeemed and transferred
   to other funding options....    (30,915,508)    (36,414,739)    (11,530,046)    (15,869,329)       (658,636)     (1,829,266)
                                 --------------  --------------  --------------  --------------  --------------  --------------
Units end of year..............     157,596,785     183,867,868      76,334,895      85,633,821       3,807,667       4,305,631
                                 ==============  ==============  ==============  ==============  ==============  ==============

                                      BHFTII BRIGHTHOUSE/                                             BHFTII BRIGHTHOUSE/
                                   DIMENSIONAL INTERNATIONAL          BHFTII BRIGHTHOUSE/           WELLINGTON CORE EQUITY
                                         SMALL COMPANY                WELLINGTON BALANCED                OPPORTUNITIES
                                           DIVISION                        DIVISION                        DIVISION
                                 ------------------------------  ------------------------------  ------------------------------
                                      2019            2018            2019            2018            2019            2018
                                 --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year........         342,338         353,646       9,307,629      10,336,562       9,569,314      11,256,241
Units issued and transferred
   from other funding options..          35,445          75,651         265,973         278,076         428,911       2,597,736
Units redeemed and transferred
   to other funding options....        (78,544)        (86,959)     (1,122,358)     (1,307,009)     (1,758,351)     (4,284,663)
                                 --------------  --------------  --------------  --------------  --------------  --------------
Units end of year..............         299,239         342,338       8,451,244       9,307,629       8,239,874       9,569,314
                                 ==============  ==============  ==============  ==============  ==============  ==============

                                          BHFTII FRONTIER                                                   BHFTII
                                          MID CAP GROWTH             BHFTII JENNISON GROWTH      LOOMIS SAYLES SMALL CAP CORE
                                             DIVISION                       DIVISION                       DIVISION
                                   -----------------------------  -----------------------------  ------------------------------
                                        2019           2018            2019            2018           2019            2018
                                   --------------  -------------  --------------  -------------  --------------  --------------

Units beginning of year..........       6,195,073      6,921,843      13,877,939     14,946,828       3,400,873       3,862,700
Units issued and transferred
   from other funding options....         173,738        175,275       2,194,603      4,054,234         119,221       1,547,099
Units redeemed and transferred
   to other funding options......       (838,817)      (902,045)     (4,198,447)    (5,123,123)       (490,472)     (2,008,926)
                                   --------------  -------------  --------------  -------------  --------------  --------------
Units end of year................       5,529,994      6,195,073      11,874,095     13,877,939       3,029,622       3,400,873
                                   ==============  =============  ==============  =============  ==============  ==============

                                           BHFTII LOOMIS                  BHFTII METLIFE                 BHFTII METLIFE
                                      SAYLES SMALL CAP GROWTH          AGGREGATE BOND INDEX            MID CAP STOCK INDEX
                                             DIVISION                        DIVISION                       DIVISION
                                   ------------------------------  -----------------------------  -----------------------------
                                        2019            2018           2019            2018           2019            2018
                                   --------------  --------------  -------------  --------------  -------------  --------------

Units beginning of year..........       2,501,161       2,468,467     56,750,323      64,574,871     14,264,640      16,065,965
Units issued and transferred
   from other funding options....         239,418         851,282      5,972,698       6,508,568        995,164       1,482,360
Units redeemed and transferred
   to other funding options......       (613,480)       (818,588)   (10,928,846)    (14,333,116)    (2,585,548)     (3,283,685)
                                   --------------  --------------  -------------  --------------  -------------  --------------
Units end of year................       2,127,099       2,501,161     51,794,175      56,750,323     12,674,256      14,264,640
                                   ==============  ==============  =============  ==============  =============  ==============

                                               BHFTII                          BHFTII                           BHFTII
                                     METLIFE MSCI EAFE(R) INDEX     METLIFE RUSSELL 2000(R) INDEX         METLIFE STOCK INDEX
                                              DIVISION                        DIVISION                         DIVISION
                                   ------------------------------  -------------------------------  ------------------------------
                                        2019            2018            2019            2018             2019            2018
                                   --------------  --------------  --------------  --------------   --------------  --------------

Units beginning of year..........      28,690,901      30,129,062       9,453,823      10,459,851       33,091,820      37,306,057
Units issued and transferred
   from other funding options....       1,816,465       3,860,582         768,332       1,324,048        1,619,091       2,803,382
Units redeemed and transferred
   to other funding options......     (4,654,835)     (5,298,743)     (1,737,343)     (2,330,076)      (5,682,346)     (7,017,619)
                                   --------------  --------------  --------------  --------------   --------------  --------------
Units end of year................      25,852,531      28,690,901       8,484,812       9,453,823       29,028,565      33,091,820
                                   ==============  ==============  ==============  ==============   ==============  ==============

                                               BHFTII                                                          BHFTII
                                         MFS(R) TOTAL RETURN             BHFTII MFS(R) VALUE          NEUBERGER BERMAN GENESIS
                                              DIVISION                        DIVISION                        DIVISION
                                   ------------------------------  ------------------------------  ------------------------------
                                        2019            2018            2019            2018            2019            2018
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........       3,322,036       3,778,366      52,559,197      20,677,338       8,679,175       9,828,019
Units issued and transferred
   from other funding options....         150,322       1,378,803       4,741,036      43,375,774         382,726         969,840
Units redeemed and transferred
   to other funding options......       (577,736)     (1,835,133)     (9,955,109)    (11,493,915)     (1,416,864)     (2,118,684)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................       2,894,622       3,322,036      47,345,124      52,559,197       7,645,037       8,679,175
                                   ==============  ==============  ==============  ==============  ==============  ==============

(a) For the period April 30, 2018 to December 31, 2018.

(b) Had no net assets at December 31, 2019.

(c) For the period January 1, 2019 to April 26, 2019.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018:

                                     BHFTII T. ROWE PRICE            BHFTII T. ROWE PRICE               BHFTII VAN ECK
                                       LARGE CAP GROWTH                SMALL CAP GROWTH            GLOBAL NATURAL RESOURCES
                                           DIVISION                        DIVISION                        DIVISION
                                 -----------------------------  ------------------------------  ------------------------------
                                      2019           2018            2019            2018            2019            2018
                                 --------------  -------------  --------------  --------------  --------------  --------------

Units beginning of year........      17,216,055     18,998,068       9,657,475      10,715,353       2,687,622       2,921,930
Units issued and transferred
   from other funding options..       1,840,284      2,419,023         729,318         990,362         721,008         562,897
Units redeemed and transferred
   to other funding options....     (3,578,682)    (4,201,036)     (1,766,432)     (2,048,240)       (706,974)       (797,205)
                                 --------------  -------------  --------------  --------------  --------------  --------------
Units end of year..............      15,477,657     17,216,055       8,620,361       9,657,475       2,701,656       2,687,622
                                 ==============  =============  ==============  ==============  ==============  ==============

                                     BHFTII WESTERN ASSET
                                     MANAGEMENT STRATEGIC             BHFTII WESTERN ASSET                   BLACKROCK
                                      BOND OPPORTUNITIES           MANAGEMENT U.S. GOVERNMENT         GLOBAL ALLOCATION V.I.
                                           DIVISION                         DIVISION                         DIVISION
                                 ------------------------------  -------------------------------  ------------------------------
                                      2019           2018             2019            2018             2019            2018
                                 --------------  --------------  --------------  --------------   --------------  --------------

Units beginning of year........      13,731,347      15,854,082       7,773,582       9,021,983            4,210           4,188
Units issued and transferred
   from other funding options..       1,279,420       1,926,343       1,234,628       1,233,035               38           1,095
Units redeemed and transferred
   to other funding options....     (2,647,765)     (4,049,078)     (1,929,753)     (2,481,436)             (57)         (1,073)
                                 --------------  --------------  --------------  --------------   --------------  --------------
Units end of year..............      12,363,002      13,731,347       7,078,457       7,773,582            4,191           4,210
                                 ==============  ==============  ==============  ==============   ==============  ==============

                                                                                                            DELAWARE
                                    CALVERT VP SRI BALANCED          CALVERT VP SRI MID CAP            VIP SMALL CAP VALUE
                                           DIVISION                         DIVISION                        DIVISION
                                 ------------------------------  -------------------------------  ------------------------------
                                      2019            2018            2019             2018            2019            2018
                                 --------------  --------------  --------------  ---------------  --------------  --------------

Units beginning of year........       1,063,592       1,186,460         126,305          145,874           5,992          14,842
Units issued and transferred
   from other funding options..          90,694          53,540           5,443            8,709             317           1,043
Units redeemed and transferred
   to other funding options....       (123,996)       (176,408)        (22,457)         (28,278)         (5,861)         (9,893)
                                 --------------  --------------  --------------  ---------------  --------------  --------------
Units end of year..............       1,030,290       1,063,592         109,291          126,305             448           5,992
                                 ==============  ==============  ==============  ===============  ==============  ==============

                                           FIDELITY(R)
                                         VIP CONTRAFUND           FIDELITY(R) VIP EQUITY-INCOME    FIDELITY(R) VIP FREEDOM 2020
                                            DIVISION                        DIVISION                         DIVISION
                                 -------------------------------  ------------------------------  -------------------------------
                                      2019            2018             2019            2018            2019            2018
                                 --------------  ---------------  --------------  --------------  --------------  ---------------

Units beginning of year........          72,718           89,664       1,815,376       2,048,365          56,275           63,006
Units issued and transferred
   from other funding options..           1,684            2,826          30,454       1,160,922          99,330           19,669
Units redeemed and transferred
   to other funding options....         (7,748)         (19,772)       (301,206)     (1,393,911)        (20,051)         (26,400)
                                 --------------  ---------------  --------------  --------------  --------------  ---------------
Units end of year..............          66,654           72,718       1,544,624       1,815,376         135,554           56,275
                                 ==============  ===============  ==============  ==============  ==============  ===============

                                                                                                           FIDELITY(R) VIP
                                  FIDELITY(R) VIP FREEDOM 2025     FIDELITY(R) VIP FREEDOM 2030             FREEDOM 2035
                                            DIVISION                         DIVISION                         DIVISION
                                 -------------------------------  -------------------------------  -------------------------------
                                      2019             2018            2019             2018            2019            2018(A)
                                 ---------------  --------------  ---------------  --------------  ---------------  --------------

Units beginning of year........           58,278          38,578          149,868         139,649            4,218              --
Units issued and transferred
   from other funding options..          116,366          34,949           51,580          17,341           13,020           9,423
Units redeemed and transferred
   to other funding options....         (16,019)        (15,249)         (22,570)         (7,122)          (1,450)         (5,205)
                                 ---------------  --------------  ---------------  --------------  ---------------  --------------
Units end of year..............          158,625          58,278          178,878         149,868           15,788           4,218
                                 ===============  ==============  ===============  ==============  ===============  ==============

                                                                          FIDELITY(R) VIP
                                  FIDELITY(R) VIP FREEDOM 2040             FREEDOM 2045              FIDELITY(R) VIP FREEDOM 2050
                                            DIVISION                         DIVISION                          DIVISION
                                 -------------------------------  -------------------------------  --------------------------------
                                      2019             2018            2019            2018(A)          2019              2018
                                 ---------------  --------------  ---------------  --------------  ---------------  ---------------

Units beginning of year........           19,309          18,419            4,811              --           13,729            8,553
Units issued and transferred
   from other funding options..           20,565           5,137           21,987           6,055           31,424            9,650
Units redeemed and transferred
   to other funding options....            (238)         (4,247)            (786)         (1,244)          (3,906)          (4,474)
                                 ---------------  --------------  ---------------  --------------  ---------------  ---------------
Units end of year..............           39,636          19,309           26,012           4,811           41,247           13,729
                                 ===============  ==============  ===============  ==============  ===============  ===============

                                          FIDELITY(R)                      FIDELITY(R)                  FIDELITY(R) VIP
                                     VIP FUNDSMANAGER 50%             VIP FUNDSMANAGER 60%          GOVERNMENT MONEY MARKET
                                           DIVISION                         DIVISION                       DIVISION
                                 ------------------------------  ------------------------------  ------------------------------
                                      2019            2018            2019            2018            2019            2018
                                 --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year........      18,690,885      21,200,158      17,207,125      19,728,179         330,351         311,112
Units issued and transferred
   from other funding options..          33,995          88,690          49,199          15,389         161,519         289,526
Units redeemed and transferred
   to other funding options....     (2,919,017)     (2,597,963)     (2,066,659)     (2,536,443)       (161,352)       (270,287)
                                 --------------  --------------  --------------  --------------  --------------  --------------
Units end of year..............      15,805,863      18,690,885      15,189,665      17,207,125         330,518         330,351
                                 ==============  ==============  ==============  ==============  ==============  ==============

                                                                          FIDELITY(R)                     FIDELITY(R)
                                    FIDELITY(R) VIP GROWTH         VIP INVESTMENT GRADE BOND              VIP MID CAP
                                           DIVISION                        DIVISION                        DIVISION
                                 ------------------------------  ------------------------------  ------------------------------
                                      2019            2018            2019            2018            2019            2018
                                 --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year........         879,956         980,268         255,936         293,120          59,331          81,118
Units issued and transferred
   from other funding options..          14,854          41,735          35,782          24,756             350             190
Units redeemed and transferred
   to other funding options....       (150,451)       (142,047)        (50,853)        (61,940)         (8,050)        (21,977)
                                 --------------  --------------  --------------  --------------  --------------  --------------
Units end of year..............         744,359         879,956         240,865         255,936          51,631          59,331
                                 ==============  ==============  ==============  ==============  ==============  ==============

(a) For the period April 30, 2018 to December 31, 2018.

(b) Had no net assets at December 31, 2019.

(c) For the period January 1, 2019 to April 26, 2019.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018:

                                        FTVIPT TEMPLETON                     FTVIPT
                                     DEVELOPING MARKETS VIP           TEMPLETON FOREIGN VIP         IVY VIP ASSET STRATEGY
                                            DIVISION                        DIVISION                       DIVISION
                                 ------------------------------  ------------------------------  ------------------------------
                                      2019            2018           2019(B)          2018            2019            2018
                                 --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year........          88,922          83,878             159             159             128             167
Units issued and transferred
   from other funding options..             197          10,248              --              --               5               5
Units redeemed and transferred
   to other funding options....        (64,352)         (5,204)           (159)              --            (23)            (44)
                                 --------------  --------------  --------------  --------------  --------------  --------------
Units end of year..............          24,767          88,922              --             159             110             128
                                 ==============  ==============  ==============  ==============  ==============  ==============

                                                                      LMPVET CLEARBRIDGE               LMPVET CLEARBRIDGE
                                   JANUS HENDERSON ENTERPRISE        VARIABLE APPRECIATION         VARIABLE DIVIDEND STRATEGY
                                            DIVISION                       DIVISION                         DIVISION
                                 ------------------------------  ------------------------------  ------------------------------
                                      2019            2018            2019            2018            2019            2018
                                 --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year........          10,917          15,309           5,873           6,486          45,798          46,671
Units issued and transferred
   from other funding options..           3,237             286              67             114              94           1,103
Units redeemed and transferred
   to other funding options....         (3,959)         (4,678)           (167)           (727)         (4,480)         (1,976)
                                 --------------  --------------  --------------  --------------  --------------  --------------
Units end of year..............          10,195          10,917           5,773           5,873          41,412          45,798
                                 ==============  ==============  ==============  ==============  ==============  ==============

                                         LMPVET CLEARBRIDGE             LMPVET CLEARBRIDGE                   LMPVIT
                                      VARIABLE LARGE CAP GROWTH      VARIABLE SMALL CAP GROWTH       WESTERN ASSET CORE PLUS
                                              DIVISION                       DIVISION                       DIVISION
                                   ------------------------------  -----------------------------  -----------------------------
                                        2019            2018            2019           2018            2019           2018
                                   --------------  --------------  --------------  -------------  --------------  -------------

Units beginning of year..........         128,203         132,067           3,651          6,825          25,469         31,136
Units issued and transferred
   from other funding options....           4,353          20,505           4,864            259             415          1,741
Units redeemed and transferred
   to other funding options......        (39,845)        (24,369)            (94)        (3,433)        (14,974)        (7,408)
                                   --------------  --------------  --------------  -------------  --------------  -------------
Units end of year................          92,711         128,203           8,421          3,651          10,910         25,469
                                   ==============  ==============  ==============  =============  ==============  =============

                                                                                                           PIMCO VIT
                                          MORGAN STANLEY               OPPENHEIMER GLOBAL           COMMODITYREALRETURN(R)
                                     VIF GLOBAL INFRASTRUCTURE     MULTI-ALTERNATIVES FUND/VA              STRATEGY
                                             DIVISION                       DIVISION                       DIVISION
                                   -----------------------------  -----------------------------  -----------------------------
                                        2019           2018           2019(C)         2018            2019            2018
                                   --------------  -------------  --------------  -------------  --------------  -------------

Units beginning of year..........           5,120          4,622           1,578          1,578           5,859          6,917
Units issued and transferred
   from other funding options....             103          1,743              --             --             271             79
Units redeemed and transferred
   to other funding options......           (747)        (1,245)         (1,578)             --           (893)        (1,137)
                                   --------------  -------------  --------------  -------------  --------------  -------------
Units end of year................           4,476          5,120              --          1,578           5,237          5,859
                                   ==============  =============  ==============  =============  ==============  =============

                                                                           PIMCO VIT             TAP 1919 VARIABLE SOCIALLY
                                     PIMCO VIT DYNAMIC BOND          EMERGING MARKETS BOND           RESPONSIVE BALANCED
                                            DIVISION                       DIVISION                       DIVISION
                                   ----------------------------  -----------------------------  -----------------------------
                                       2019            2018           2019            2018           2019           2018
                                   -------------  -------------  --------------  -------------  --------------  -------------

Units beginning of year..........          8,338         11,816           6,000          6,421           4,988          4,430
Units issued and transferred
   from other funding options....             62          5,615             319            110             304          1,062
Units redeemed and transferred
   to other funding options......          (297)        (9,093)         (1,184)          (531)           (752)          (504)
                                   -------------  -------------  --------------  -------------  --------------  -------------
Units end of year................          8,103          8,338           5,135          6,000           4,540          4,988
                                   =============  =============  ==============  =============  ==============  =============

(a) For the period April 30, 2018 to December 31, 2018.

(b) Had no net assets at December 31, 2019.

(c) For the period January 1, 2019 to April 26, 2019.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS

The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Divisions. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the
Contracts, net assets, net investment income ratios, expense ratios, excluding expenses for the underlying fund, series, or portfolio, and total return ratios for the respective stated periods in the five years ended December 31, 2019:

                                                           AS OF DECEMBER 31
                                             ---------------------------------------------
                                                             UNIT VALUE
                                                              LOWEST TO           NET
                                                 UNITS       HIGHEST ($)      ASSETS ($)
                                             ------------  ---------------  --------------

  American Funds(R) Bond Division      2019     4,042,100     1.09 - 23.11      77,224,066
                                       2018     4,211,306     1.01 - 21.27      74,861,593
                                       2017     4,884,182     1.03 - 21.56      88,742,232
                                       2016     5,189,712     1.01 - 20.94      92,324,388
                                       2015     5,343,073     0.99 - 20.47      93,643,199

  American Funds(R) Global Growth      2019        34,762             6.99         242,935
     Division (Commenced               2018        48,260             5.21         251,565
     10/31/2013 and began              2017        64,628             5.78         373,749
     transactions in 2016)             2016       124,565             4.44         552,875

  American Funds(R) Global             2019     8,707,173     4.98 - 59.90     437,123,606
     Small Capitalization Division     2018    10,120,809     3.85 - 45.89     391,323,313
                                       2017    11,417,354     4.37 - 51.69     501,546,451
                                       2016    12,941,976     3.53 - 41.36     458,931,633
                                       2015    14,155,887     3.51 - 40.82     497,974,630

  American Funds(R) Growth Division    2019     2,560,095    2.30 - 545.20   1,023,148,092
                                       2018     2,922,123    1.79 - 420.04     911,540,508
                                       2017     3,364,829    1.82 - 424.27   1,071,645,690
                                       2016     3,811,794    1.44 - 333.19     963,320,699
                                       2015     4,232,055    1.35 - 306.61     997,764,490

  American Funds(R) Growth-Income      2019     2,980,149   25.08 - 340.30     767,275,578
     Division                          2018     3,405,907   20.20 - 271.82     704,784,793
                                       2017     3,958,831   20.90 - 278.86     845,856,636
                                       2016     4,507,518   17.35 - 229.57     798,505,698
                                       2015     4,944,457   15.81 - 207.40     797,586,116

  BHFTI AB Global Dynamic              2019    89,425,360    13.99 - 15.26   1,348,392,149
     Allocation Division               2018   102,653,570    12.10 - 13.07   1,327,086,693
                                       2017   116,190,138    13.28 - 14.20   1,634,691,183
                                       2016   127,172,700    11.94 - 12.64   1,594,255,019
                                       2015   130,172,083    11.77 - 12.33   1,594,775,590

  BHFTI American Funds(R)              2019    45,337,707     1.77 - 19.71     800,925,855
     Balanced Allocation Division      2018    51,701,013     1.50 - 16.55     773,156,170
                                       2017    58,085,561     1.59 - 17.34     919,484,643
                                       2016    62,532,762     1.38 - 14.89     854,544,975
                                       2015    62,147,594     1.29 - 13.87     802,015,862

  BHFTI American Funds(R)              2019    23,820,328     1.90 - 20.76     451,501,018
     Growth Allocation Division        2018    25,965,628     1.56 - 16.87     403,169,471
                                       2017    28,757,029     1.67 - 17.99     479,556,343
                                       2016    30,410,462     1.44 - 14.90     423,353,677
                                       2015    31,243,407     1.33 - 13.75     404,659,720

                                                        FOR THE YEAR ENDED DECEMBER 31
                                             --------------------------------------------------
                                             INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                INCOME          LOWEST TO          LOWEST TO
                                               RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                             -------------  ----------------  -----------------

  American Funds(R) Bond Division      2019      2.59          0.50 - 2.10          7.09 - 8.65
                                       2018      2.31          0.50 - 2.15      (2.84) - (1.36)
                                       2017      1.88          0.50 - 2.15          1.31 - 3.00
                                       2016      1.67          0.50 - 2.15          0.60 - 2.28
                                       2015      1.62          0.50 - 2.30      (2.01) - (0.37)

  American Funds(R) Global Growth      2019      1.14                 0.90                34.06
     Division (Commenced               2018      0.60                 0.90               (9.86)
     10/31/2013 and began              2017      0.53                 0.90                30.30
     transactions in 2016)             2016      1.37                 0.90               (0.28)

  American Funds(R) Global             2019      0.15          0.50 - 2.50        28.27 - 30.67
     Small Capitalization Division     2018      0.08          0.50 - 2.50    (12.77) - (11.13)
                                       2017      0.43          0.50 - 2.50        22.80 - 25.08
                                       2016      0.24          0.50 - 2.50        (0.42) - 1.44
                                       2015        --          0.50 - 2.55      (6.41) - (0.38)

  American Funds(R) Growth Division    2019      0.73          0.50 - 2.35        27.74 - 29.80
                                       2018      0.42          0.50 - 2.35      (2.58) - (1.00)
                                       2017      0.49          0.50 - 2.35        25.32 - 27.34
                                       2016      0.76          0.50 - 2.35          6.95 - 8.67
                                       2015      0.58          0.50 - 2.35          4.38 - 6.17

  American Funds(R) Growth-Income      2019      1.62          0.50 - 2.35        23.21 - 25.19
     Division                          2018      1.35          0.50 - 2.35      (4.08) - (2.52)
                                       2017      1.36          0.50 - 2.35        19.55 - 21.47
                                       2016      1.46          0.50 - 2.35         8.88 - 10.69
                                       2015      1.28          0.50 - 2.55        (1.10) - 0.80

  BHFTI AB Global Dynamic              2019      3.46          1.10 - 2.10        15.62 - 16.78
     Allocation Division               2018      1.66          1.10 - 2.10      (8.91) - (7.99)
                                       2017      1.48          1.10 - 2.10        11.26 - 12.38
                                       2016      1.59          1.10 - 2.10          1.44 - 2.46
                                       2015      3.26          1.10 - 2.10      (1.51) - (0.52)

  BHFTI American Funds(R)              2019      1.80          0.50 - 2.10        17.04 - 19.11
     Balanced Allocation Division      2018      1.46          0.50 - 2.10      (6.31) - (4.58)
                                       2017      1.49          0.50 - 2.10        14.44 - 16.44
                                       2016      1.62          0.50 - 2.10          5.57 - 7.34
                                       2015      1.39          0.50 - 2.10      (2.77) - (0.97)

  BHFTI American Funds(R)              2019      1.68          0.50 - 2.15        21.01 - 23.02
     Growth Allocation Division        2018      1.21          0.50 - 2.15      (7.78) - (6.24)
                                       2017      1.24          0.50 - 2.15        18.77 - 20.74
                                       2016      1.31          0.50 - 2.15          6.64 - 8.42
                                       2015      1.31          0.50 - 2.30      (3.01) - (1.25)

                                    E-100

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                       AS OF DECEMBER 31
                                         --------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO          NET
                                             UNITS       HIGHEST ($)     ASSETS ($)
                                         ------------  --------------  --------------

  BHFTI American Funds(R)          2019    13,396,429    2.55 - 25.92     333,656,449
     Growth Division               2018    16,299,179    1.98 - 20.08     315,250,770
                                   2017    20,103,266    2.01 - 20.37     395,973,373
                                   2016    23,833,859    1.59 - 16.08     371,921,161
                                   2015    25,483,182    1.47 - 14.88     369,229,553

  BHFTI American Funds(R)          2019    48,048,192    1.71 - 17.88     786,219,704
     Moderate Allocation Division  2018    54,921,254    1.48 - 15.47     782,649,526
                                   2017    63,563,450    1.55 - 16.10     949,575,557
                                   2016    70,805,087    1.38 - 14.32     943,720,963
                                   2015    73,866,251   11.89 - 13.45     936,586,101

  BHFTI AQR Global Risk            2019    79,861,505   11.66 - 13.13   1,036,049,545
     Balanced Division             2018    91,641,725    9.84 - 11.07   1,003,736,398
                                   2017   104,234,505   10.64 - 11.96   1,234,346,275
                                   2016   115,858,295    9.81 - 11.01   1,265,046,973
                                   2015   126,093,556    9.12 - 10.21   1,279,345,923

  BHFTI BlackRock Global           2019   117,923,351   13.58 - 14.82   1,726,223,549
     Tactical Strategies Division  2018   135,196,017   11.50 - 12.42   1,660,961,194
                                   2017   151,440,679   12.70 - 13.53   2,029,561,004
                                   2016   166,138,266   11.44 - 12.07   1,989,443,856
                                   2015   172,629,165   11.18 - 11.69   2,004,095,320

  BHFTI BlackRock High Yield       2019        45,780    3.65 - 34.77         449,626
     Division                      2018        36,446    3.21 - 30.61         389,657
                                   2017        33,615    3.33 - 31.86         413,602
                                   2016        35,582    3.12 - 29.89         331,029
                                   2015        13,360    2.76 - 26.52         172,276

  BHFTI Brighthouse Asset          2019     9,271,704    2.49 - 45.81     237,520,246
     Allocation 100 Division       2018    10,018,424    1.97 - 36.34     204,491,233
                                   2017    10,787,709    2.14 - 40.84     248,628,040
                                   2016    11,416,804    1.76 - 33.59     218,682,416
                                   2015    11,824,914    1.63 - 31.18     214,215,734

  BHFTI Brighthouse Balanced       2019   212,617,604   15.69 - 17.19   3,610,425,443
     Plus Division                 2018   237,803,627   12.98 - 14.07   3,308,331,916
                                   2017   254,482,460   14.31 - 15.35   3,869,437,236
                                   2016   267,191,129   12.36 - 13.12   3,476,074,955
                                   2015   269,246,848   11.65 - 12.24   3,272,800,741

  BHFTI Brighthouse Small Cap      2019       507,130    3.74 - 40.18      17,894,741
     Value Division                2018       568,395    2.93 - 31.36      15,380,952
                                   2017       611,465    3.49 - 37.18      19,791,285
                                   2016       648,258    3.15 - 33.45      18,727,164
                                   2015       655,473   22.19 - 25.61      15,330,460

  BHFTI Brighthouse/Aberdeen       2019     3,782,564    1.35 - 12.93      46,669,817
     Emerging Markets Equity       2018     4,595,166    1.12 - 10.81      47,553,441
     Division                      2017     4,781,863    1.32 - 12.72      58,423,937
                                   2016     5,375,922    1.03 - 10.01      51,521,589
                                   2015     5,630,392     7.99 - 9.06      49,518,855

                                                   FOR THE YEAR ENDED DECEMBER 31
                                         --------------------------------------------------
                                         INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                            INCOME          LOWEST TO          LOWEST TO
                                           RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                         -------------  ----------------  -----------------

  BHFTI American Funds(R)          2019      0.44          0.95 - 2.25        27.44 - 29.11
     Growth Division               2018      0.39          0.95 - 2.25      (2.73) - (1.44)
                                   2017      0.40          0.95 - 2.25        25.06 - 26.70
                                   2016      0.30          0.95 - 2.25          6.67 - 8.07
                                   2015      0.87          0.95 - 2.25          1.83 - 5.33

  BHFTI American Funds(R)          2019      1.98          0.50 - 2.10        13.74 - 15.58
     Moderate Allocation Division  2018      1.73          0.50 - 2.10      (5.43) - (3.90)
                                   2017      1.77          0.50 - 2.10        10.62 - 12.40
                                   2016      1.91          0.50 - 2.10          4.79 - 6.48
                                   2015      1.49          0.50 - 2.10      (2.79) - (1.22)

  BHFTI AQR Global Risk            2019      2.95          1.10 - 2.05        17.48 - 18.61
     Balanced Division             2018      0.38          1.10 - 2.05      (8.26) - (7.38)
                                   2017      1.71          1.10 - 2.10          7.53 - 8.60
                                   2016        --          1.10 - 2.15          6.64 - 7.77
                                   2015      5.49          1.10 - 2.15     (11.50) - (4.32)

  BHFTI BlackRock Global           2019      0.19          1.10 - 2.10        18.12 - 19.31
     Tactical Strategies Division  2018      1.42          1.10 - 2.10      (9.12) - (8.20)
                                   2017      0.67          1.10 - 2.05        11.02 - 12.07
                                   2016      1.45          1.10 - 2.05          2.31 - 3.29
                                   2015      1.53          1.10 - 2.05      (2.14) - (1.20)

  BHFTI BlackRock High Yield       2019      5.89          0.90 - 1.60        13.03 - 14.02
     Division                      2018      4.97          0.90 - 1.60      (4.42) - (3.46)
                                   2017      5.40          0.90 - 1.60          6.05 - 7.10
                                   2016      5.83          0.90 - 1.60        12.17 - 13.24
                                   2015      5.69          1.10 - 1.60      (5.57) - (4.84)

  BHFTI Brighthouse Asset          2019      1.63          0.50 - 2.05        24.90 - 26.85
     Allocation 100 Division       2018      1.12          0.50 - 2.05    (11.90) - (10.52)
                                   2017      1.34          0.50 - 2.05        20.45 - 22.32
                                   2016      2.39          0.50 - 2.05          6.77 - 8.43
                                   2015      1.40          0.50 - 2.05      (4.00) - (2.50)

  BHFTI Brighthouse Balanced       2019      2.03          1.10 - 2.15        20.94 - 22.21
     Plus Division                 2018      1.67          1.10 - 2.15      (9.34) - (8.38)
                                   2017      1.55          1.10 - 2.15        15.82 - 17.04
                                   2016      2.87          1.10 - 2.15          6.06 - 7.18
                                   2015      2.09          1.10 - 2.15      (6.13) - (5.14)

  BHFTI Brighthouse Small Cap      2019      0.89          0.50 - 1.60        26.73 - 28.13
     Value Division                2018      1.04          0.50 - 1.60    (16.59) - (15.66)
                                   2017      0.91          0.50 - 1.55         9.99 - 11.14
                                   2016      1.05          0.50 - 1.55        29.24 - 30.60
                                   2015      0.09          0.50 - 1.55      (6.86) - (5.88)

  BHFTI Brighthouse/Aberdeen       2019      1.65          0.90 - 2.25        18.06 - 19.90
     Emerging Markets Equity       2018      2.60          0.90 - 2.25    (16.10) - (14.69)
     Division                      2017      1.09          0.90 - 2.25        25.48 - 27.44
                                   2016      0.97          0.90 - 2.25         9.02 - 10.83
                                   2015      1.79          0.95 - 2.25     (15.73) - (2.68)

                                    E-101

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                           AS OF DECEMBER 31
                                             --------------------------------------------
                                                             UNIT VALUE
                                                              LOWEST TO          NET
                                                 UNITS       HIGHEST ($)     ASSETS ($)
                                             ------------  --------------  --------------

  BHFTI Brighthouse/Artisan            2019           169           12.36           2,090
     International Division            2018           208            9.65           2,006
     (Commenced 11/19/2014             2017           256           10.98           2,810
     and began transactions in 2015)   2016           313            8.47           2,647
                                       2015           308            9.46           2,913

  BHFTI Brighthouse/Eaton              2019     2,151,505   11.69 - 12.81      26,783,935
     Vance Floating Rate Division      2018     2,481,218   11.15 - 12.11      29,267,597
                                       2017     2,489,148   11.34 - 12.20      29,625,659
                                       2016     2,268,533   11.17 - 11.90      26,476,747
                                       2015     1,831,052   10.43 - 11.01      19,924,175

  BHFTI Brighthouse/Franklin           2019     7,151,707    9.65 - 11.00      73,642,877
     Low Duration Total Return         2018     7,585,943    9.23 - 10.56      75,568,731
     Division                          2017     8,361,024    9.56 - 10.57      83,966,094
                                       2016     8,173,168    9.63 - 10.48      82,027,391
                                       2015     8,644,210    9.52 - 10.22      85,200,113

  BHFTI Brighthouse/Templeton          2019       432,512   11.62 - 13.00       5,449,838
     International Bond Division       2018       489,079   11.71 - 12.97       6,165,086
                                       2017       589,796   11.83 - 12.96       7,449,814
                                       2016       610,154   12.06 - 13.07       7,790,764
                                       2015       611,605   12.19 - 13.08       7,837,819

  BHFTI Brighthouse/Wellington         2019     8,991,065   2.76 - 565.38     741,294,779
     Large Cap Research Division       2018    10,177,126   2.12 - 427.76     636,225,847
                                       2017    11,512,938   2.28 - 455.44     764,291,187
                                       2016    12,937,320   1.89 - 372.76     703,695,885
                                       2015    14,241,297  10.89 - 343.28     724,175,878

  BHFTI Clarion Global Real            2019     8,161,374    2.38 - 25.37     182,528,745
     Estate Division                   2018     9,504,197    1.93 - 20.43     172,053,744
                                       2017    10,875,352    2.13 - 22.47     218,280,039
                                       2016    12,014,777    1.94 - 20.39     220,012,334
                                       2015    12,591,472    1.94 - 20.32     233,288,277

  BHFTI Harris Oakmark                 2019    13,819,826    3.06 - 36.01     425,579,613
     International Division            2018    15,932,818    2.48 - 29.06     398,451,152
                                       2017    16,803,885    3.29 - 38.42     554,231,973
                                       2016    19,261,195    2.55 - 29.60     494,276,831
                                       2015    20,998,453    2.38 - 27.50     503,695,677

  BHFTI Invesco Balanced-Risk          2019   351,901,497    1.24 - 13.34     461,843,455
     Allocation Division               2018   401,048,107    1.10 - 11.70     462,317,377
                                       2017   445,688,739     1.19 - 1.25     556,009,732
                                       2016   454,902,610     1.10 - 1.15     522,371,527
                                       2015   436,683,517    1.01 - 10.52     454,441,516

  BHFTI Invesco Comstock               2019         6,188    1.56 - 23.40          57,870
     Division (Commenced               2018         6,957    1.26 - 18.94          49,587
     12/13/2013 and began              2017        10,379    1.45 - 21.80          47,958
     transactions in 2015)             2016         7,061    1.24 - 18.67          14,408
                                       2015           549   15.67 - 16.10           8,672

                                                       FOR THE YEAR ENDED DECEMBER 31
                                             --------------------------------------------------
                                             INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                INCOME          LOWEST TO          LOWEST TO
                                               RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                             -------------  ----------------  -----------------

  BHFTI Brighthouse/Artisan            2019      1.19                 1.35                28.15
     International Division            2018      1.22                 1.35              (12.11)
     (Commenced 11/19/2014             2017      1.08                 1.35                29.58
     and began transactions in 2015)   2016      0.90                 1.35              (10.49)
                                       2015      0.74                 1.35               (4.78)

  BHFTI Brighthouse/Eaton              2019      4.58          1.10 - 2.05          4.86 - 5.86
     Vance Floating Rate Division      2018      3.53          1.10 - 2.05      (1.74) - (0.79)
                                       2017      3.78          1.10 - 2.05          1.58 - 2.55
                                       2016      3.80          1.10 - 2.05          7.05 - 8.07
                                       2015      3.48          1.10 - 2.05      (2.85) - (1.92)

  BHFTI Brighthouse/Franklin           2019      3.32          0.50 - 2.00          2.56 - 4.11
     Low Duration Total Return         2018      1.77          0.50 - 2.25      (1.81) - (0.07)
     Division                          2017      1.43          0.50 - 2.00        (0.67) - 0.83
                                       2016      2.92          0.50 - 2.00          1.09 - 2.62
                                       2015      3.05          0.50 - 2.00      (2.59) - (0.89)

  BHFTI Brighthouse/Templeton          2019      8.38          0.95 - 2.00        (0.84) - 0.21
     International Bond Division       2018        --          0.95 - 2.00        (1.01) - 0.04
                                       2017        --          0.95 - 2.00      (1.84) - (0.80)
                                       2016        --          0.95 - 2.00      (1.12) - (0.08)
                                       2015      8.18          0.95 - 2.00        (6.06) - 0.75

  BHFTI Brighthouse/Wellington         2019      1.12          0.00 - 2.50        28.77 - 32.17
     Large Cap Research Division       2018      1.00          0.00 - 2.50      (8.49) - (6.08)
                                       2017      1.05          0.00 - 2.50        19.14 - 22.18
                                       2016      2.40          0.00 - 2.50          5.78 - 8.59
                                       2015      0.91        (0.08) - 2.50          2.09 - 4.67

  BHFTI Clarion Global Real            2019      3.08          0.50 - 2.25        22.03 - 24.29
     Estate Division                   2018      5.96          0.50 - 2.25     (10.69) - (8.95)
                                       2017      3.47          0.50 - 2.25         8.29 - 10.26
                                       2016      2.09          0.50 - 2.25        (1.37) - 0.50
                                       2015      3.83          0.50 - 2.25        (3.60) - 3.43

  BHFTI Harris Oakmark                 2019      2.21          0.50 - 2.25        21.75 - 24.03
     International Division            2018      1.72          0.50 - 2.25    (25.67) - (24.23)
                                       2017      1.64          0.50 - 2.25        27.54 - 29.94
                                       2016      2.14          0.50 - 2.25          5.77 - 7.73
                                       2015      3.00          0.50 - 2.25      (6.65) - (3.85)

  BHFTI Invesco Balanced-Risk          2019        --          1.10 - 2.00        13.00 - 14.02
     Allocation Division               2018      1.17          1.10 - 2.00      (8.30) - (7.46)
                                       2017      3.73          1.15 - 2.10          7.72 - 8.75
                                       2016      0.15          1.15 - 2.10         9.40 - 10.44
                                       2015      2.77          1.10 - 2.10      (6.20) - (5.25)

  BHFTI Invesco Comstock               2019      2.13          0.90 - 1.35        23.28 - 23.84
     Division (Commenced               2018      0.65          0.90 - 1.35    (13.34) - (12.95)
     12/13/2013 and began              2017      2.63          0.90 - 1.35        16.44 - 16.97
     transactions in 2015)             2016      2.45          0.90 - 1.35        15.73 - 16.25
                                       2015      1.42          1.10 - 1.35      (7.23) - (7.00)

                                    E-102

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                           UNITS        HIGHEST ($)     ASSETS ($)
                                       -------------  --------------  --------------

  BHFTI Invesco Global Equity    2019     15,182,482    1.63 - 45.47     261,214,721
     Division                    2018     16,358,866    1.25 - 34.80     226,269,164
                                 2017     15,776,074    1.44 - 40.36     282,853,081
                                 2016     16,415,762    1.07 - 29.72     240,714,689
                                 2015     15,876,834    1.08 - 29.85     268,477,388

  BHFTI Invesco Small Cap        2019      1,335,510    3.89 - 45.40      51,053,864
     Growth Division             2018      1,509,587    3.17 - 36.68      47,102,731
                                 2017      1,615,884    3.53 - 40.53      56,474,486
                                 2016      1,830,196    2.85 - 32.50      51,145,397
                                 2015      1,959,481    2.60 - 29.31      50,546,958

  BHFTI JPMorgan Core Bond       2019      6,207,730   10.49 - 12.21      74,354,984
     Division                    2018      7,254,348    9.85 - 11.41      81,327,656
                                 2017      8,421,961   10.01 - 11.54      95,678,197
                                 2016      8,737,449    9.84 - 11.30      97,321,513
                                 2015      8,785,778    9.78 - 11.19      97,049,152

  BHFTI JPMorgan Global          2019    534,476,737    1.41 - 15.20     803,699,960
     Active Allocation Division  2018    605,342,000    1.23 - 13.14     788,207,295
                                 2017    606,636,328    1.35 - 14.32     861,680,922
                                 2016    658,264,125    1.18 - 12.41     811,489,227
                                 2015    631,444,568    1.18 - 12.19     765,909,740

  BHFTI JPMorgan Small Cap       2019        808,325    2.65 - 24.86      18,936,921
     Value Division              2018        876,517    2.24 - 21.10      17,643,222
                                 2017      1,036,634    2.62 - 24.78      24,628,939
                                 2016      1,149,179    2.55 - 24.25      26,497,515
                                 2015      1,050,675    1.97 - 18.69      19,373,472

  BHFTI Loomis Sayles Global     2019      4,334,728    2.18 - 26.32     107,109,800
     Allocation Division         2018      4,983,673    1.73 - 20.87      98,196,428
                                 2017      5,880,789    1.85 - 22.30     124,432,486
                                 2016      6,761,244    1.53 - 18.33     117,860,066
                                 2015      6,737,799    1.48 - 17.69     114,155,824

  BHFTI Loomis Sayles Growth     2019     21,007,586   1.97 - 445.88     467,060,137
     Division                    2018     24,657,864   1.61 - 362.64     444,649,592
                                 2017     29,749,965   1.75 - 392.14     575,606,365
                                 2016     34,182,457   1.49 - 332.84     556,843,925
                                 2015     38,732,875   1.47 - 325.77     615,095,439

  BHFTI MetLife Multi-Index      2019    572,965,706    1.45 - 15.59     884,702,376
     Targeted Risk Division      2018    638,887,551    1.22 - 12.95     820,528,591
                                 2017    689,687,735    1.34 - 14.11     966,194,514
                                 2016    733,282,833    1.18 - 12.35     900,136,783
                                 2015    650,031,968    1.16 - 11.96     774,094,507

  BHFTI MFS(R) Research          2019      8,765,910    2.08 - 24.14     168,375,370
     International Division      2018     10,106,842    1.64 - 18.92     153,947,912
                                 2017     11,333,543    1.94 - 22.16     202,267,389
                                 2016     13,120,940    1.53 - 17.41     185,265,721
                                 2015     14,035,549    1.57 - 17.69     201,136,412

                                                  FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------

  BHFTI Invesco Global Equity    2019      0.91          0.50 - 2.15        28.83 - 31.06
     Division                    2018      1.10          0.50 - 2.15    (14.96) - (13.53)
                                 2017      0.99          0.50 - 2.15        33.90 - 36.24
                                 2016      1.03          0.50 - 2.15      (1.85) - (0.16)
                                 2015      1.04          0.50 - 2.15        (1.43) - 3.50

  BHFTI Invesco Small Cap        2019        --          0.50 - 2.15        21.80 - 23.79
     Growth Division             2018        --          0.50 - 2.25     (11.08) - (9.50)
                                 2017        --          0.50 - 2.15        22.78 - 24.71
                                 2016        --          0.50 - 2.25         8.96 - 10.88
                                 2015        --          0.50 - 2.25      (3.90) - (2.20)

  BHFTI JPMorgan Core Bond       2019      4.54          1.10 - 2.05          6.02 - 7.03
     Division                    2018      2.73          1.10 - 2.05      (2.02) - (1.08)
                                 2017      2.47          1.10 - 2.05          1.22 - 2.18
                                 2016      2.82          1.10 - 2.25        (0.04) - 1.11
                                 2015      2.31          1.10 - 2.25      (1.75) - (0.62)

  BHFTI JPMorgan Global          2019      2.74          1.10 - 2.05        14.54 - 15.63
     Active Allocation Division  2018      1.62          1.10 - 2.05      (9.08) - (8.21)
                                 2017      2.54          1.10 - 2.10        14.24 - 15.38
                                 2016      2.12          1.10 - 2.10          0.76 - 1.78
                                 2015      2.69          1.10 - 2.10      (1.20) - (0.21)

  BHFTI JPMorgan Small Cap       2019      1.09          0.90 - 2.05        16.73 - 18.46
     Value Division              2018      1.08          0.90 - 2.05    (15.67) - (14.54)
                                 2017      1.13          0.90 - 2.05          1.22 - 2.70
                                 2016      1.60          0.90 - 2.05        27.86 - 29.68
                                 2015      1.12          0.90 - 2.05      (9.31) - (8.08)

  BHFTI Loomis Sayles Global     2019      1.49          0.50 - 2.05        24.94 - 26.89
     Allocation Division         2018      1.86          0.50 - 2.25      (7.50) - (5.86)
                                 2017      1.39          0.50 - 2.25        20.24 - 22.36
                                 2016      1.68          0.50 - 2.25          2.45 - 4.25
                                 2015      1.58          0.50 - 2.25        (1.02) - 0.72

  BHFTI Loomis Sayles Growth     2019      0.84          0.50 - 2.25        20.82 - 23.03
     Division                    2018      0.61          0.50 - 2.25      (9.14) - (7.41)
                                 2017      0.75          0.50 - 2.25        15.78 - 17.93
                                 2016      0.43          0.50 - 2.25          0.40 - 2.32
                                 2015      0.25          0.50 - 2.25      (6.17) - (4.43)

  BHFTI MetLife Multi-Index      2019      2.14          0.90 - 2.10        19.18 - 20.62
     Targeted Risk Division      2018      1.75          0.90 - 2.10      (9.12) - (8.02)
                                 2017      1.47          0.90 - 2.10        13.15 - 14.51
                                 2016      1.32          0.90 - 2.10          2.19 - 3.43
                                 2015      1.20          1.10 - 2.10      (3.26) - (2.29)

  BHFTI MFS(R) Research          2019      1.41          0.50 - 2.15        25.74 - 27.67
     International Division      2018      2.02          0.50 - 2.25    (15.92) - (14.43)
                                 2017      1.80          0.50 - 2.15        25.62 - 27.52
                                 2016      2.07          0.50 - 2.15      (2.89) - (1.37)
                                 2015      2.78          0.50 - 2.15      (3.85) - (2.26)

                                    E-103

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                           AS OF DECEMBER 31
                                             ---------------------------------------------
                                                             UNIT VALUE
                                                              LOWEST TO           NET
                                                 UNITS       HIGHEST ($)      ASSETS ($)
                                             ------------  ---------------  --------------

  BHFTI Morgan Stanley                 2019    11,049,927     3.58 - 43.43     423,750,247
     Discovery Division                2018    12,304,050     2.59 - 31.15     340,007,433
                                       2017    13,380,312     2.38 - 28.42     339,623,699
                                       2016    14,691,729     1.72 - 20.41     269,357,054
                                       2015    15,711,674     1.91 - 22.41     318,386,768

  BHFTI PanAgora Global                2019    64,915,547      1.24 - 1.31      84,293,104
     Diversified Risk Division         2018    67,228,731      1.04 - 1.08      72,446,308
                                       2017    80,775,666      1.15 - 1.19      95,392,815
                                       2016    74,593,960      1.04 - 1.06      79,219,064
                                       2015    27,943,566      0.96 - 0.97      27,029,557

  BHFTI PIMCO Inflation                2019    20,971,534     1.07 - 18.07     327,258,585
     Protected Bond Division           2018    23,939,621     0.99 - 16.77     349,179,155
                                       2017    28,145,710     1.02 - 17.24     425,983,675
                                       2016    29,444,296     1.00 - 16.72     435,880,990
                                       2015    31,458,298    12.65 - 16.00     451,404,388

  BHFTI PIMCO Total Return             2019    36,674,056     1.95 - 22.89     715,395,370
     Division                          2018    41,842,651     1.82 - 21.21     757,914,158
                                       2017    49,441,770     1.85 - 21.36     908,315,454
                                       2016    52,424,443     1.80 - 20.54     925,935,319
                                       2015    56,338,885     1.77 - 20.12     994,182,970

  BHFTI Schroders Global               2019   524,050,033     1.43 - 15.51     802,843,446
     Multi-Asset Division              2018   601,844,418     1.21 - 12.91     768,330,201
                                       2017   395,258,412     1.36 - 14.41     564,139,933
                                       2016   424,763,788     1.21 - 12.75     537,033,268
                                       2015   411,432,972     1.17 - 12.20     498,402,470

  BHFTI SSGA Growth and                2019    35,242,960    17.06 - 21.44     680,226,971
     Income ETF Division               2018    41,641,734    14.57 - 18.01     680,006,923
                                       2017    49,193,853    15.92 - 19.37     869,542,351
                                       2016    55,792,678    14.03 - 16.80     861,727,162
                                       2015    59,547,628    13.54 - 15.96     880,260,118

  BHFTI SSGA Growth ETF                2019     6,956,479    17.56 - 22.07     138,322,296
     Division                          2018     7,753,198    14.65 - 18.11     127,430,864
                                       2017     8,624,728    16.40 - 19.95     157,056,020
                                       2016     9,414,590    14.15 - 16.76     145,066,205
                                       2015    10,147,586    13.51 - 15.76     148,082,202

  BHFTI T. Rowe Price Large            2019        33,084   12.57 - 118.33         725,942
     Cap Value Division                2018        20,996    10.02 - 94.56         409,218
     (Commenced 12/13/2013             2017        23,096   11.13 - 105.25         578,718
     and began transactions in 2015)   2016        22,303     9.61 - 90.99         441,526
                                       2015         1,871    69.65 - 79.35         137,796

  BHFTI T. Rowe Price Mid Cap          2019    16,418,378     2.91 - 51.83     484,527,095
     Growth Division                   2018    19,059,742     2.25 - 39.81     430,092,959
                                       2017    21,768,491     2.33 - 41.02     506,160,540
                                       2016    23,983,678     1.90 - 33.09     451,415,560
                                       2015    25,470,150     1.81 - 31.36     456,943,184

                                                       FOR THE YEAR ENDED DECEMBER 31
                                             -------------------------------------------------
                                             INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                INCOME          LOWEST TO         LOWEST TO
                                               RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                             -------------  ----------------  ----------------

  BHFTI Morgan Stanley                 2019        --          0.50 - 2.25       37.01 - 39.43
     Discovery Division                2018        --          0.50 - 2.25         7.69 - 9.60
                                       2017      0.30          0.50 - 2.25       36.81 - 39.22
                                       2016        --          0.50 - 2.25    (10.50) - (8.92)
                                       2015        --          0.50 - 2.30     (7.18) - (5.50)

  BHFTI PanAgora Global                2019      3.24          1.15 - 2.00       19.58 - 20.60
     Diversified Risk Division         2018        --          1.15 - 2.00     (9.43) - (8.65)
                                       2017        --          1.15 - 2.00       10.37 - 11.31
                                       2016      2.54          1.15 - 2.00         8.92 - 9.85
                                       2015      0.59          1.15 - 2.00     (7.35) - (6.56)

  BHFTI PIMCO Inflation                2019      3.41          0.50 - 2.15         5.97 - 7.79
     Protected Bond Division           2018      1.60          0.50 - 2.25     (4.59) - (2.76)
                                       2017      1.56          0.50 - 2.25         1.17 - 3.14
                                       2016        --          0.50 - 2.25         2.65 - 4.49
                                       2015      4.92          0.50 - 2.25     (5.27) - (1.92)

  BHFTI PIMCO Total Return             2019      2.93          0.50 - 2.25         6.05 - 7.98
     Division                          2018      1.39          0.50 - 2.25     (2.46) - (0.62)
                                       2017      1.78          0.50 - 2.25         2.18 - 4.10
                                       2016      2.59          0.50 - 2.25         0.33 - 2.18
                                       2015      5.31          0.50 - 2.25     (2.22) - (0.36)

  BHFTI Schroders Global               2019      1.47          0.90 - 2.10       18.97 - 20.40
     Multi-Asset Division              2018      1.66          0.90 - 2.10    (11.32) - (6.23)
                                       2017      0.79          1.10 - 2.10       11.93 - 13.05
                                       2016      1.41          1.10 - 2.15         3.41 - 4.50
                                       2015      1.00          1.10 - 2.15     (2.99) - (1.96)

  BHFTI SSGA Growth and                2019      2.33          0.50 - 2.10       17.12 - 19.01
     Income ETF Division               2018      2.33          0.50 - 2.10     (8.47) - (6.99)
                                       2017      2.43          0.50 - 2.10       13.46 - 15.28
                                       2016      2.36          0.50 - 2.10         3.59 - 5.26
                                       2015      2.30          0.50 - 2.10     (4.00) - (2.45)

  BHFTI SSGA Growth ETF                2019      1.97          0.50 - 2.10       19.90 - 21.83
     Division                          2018      2.02          0.50 - 2.10    (10.65) - (9.20)
                                       2017      2.10          0.50 - 2.10       17.16 - 19.04
                                       2016      2.15          0.50 - 2.00         4.76 - 6.35
                                       2015      1.99          0.50 - 2.00     (4.25) - (2.80)

  BHFTI T. Rowe Price Large            2019      1.95          0.90 - 1.60       24.51 - 25.38
     Cap Value Division                2018      1.80          0.90 - 1.60    (10.61) - (9.98)
     (Commenced 12/13/2013             2017      2.07          0.90 - 1.60       15.10 - 15.90
     and began transactions in 2015)   2016      2.66          0.90 - 1.60       14.10 - 14.90
                                       2015      0.63          1.10 - 1.60     (5.12) - (4.64)

  BHFTI T. Rowe Price Mid Cap          2019      0.08          0.50 - 2.25       28.15 - 30.41
     Growth Division                   2018        --          0.50 - 2.25     (4.38) - (2.68)
                                       2017        --          0.50 - 2.25       21.98 - 24.12
                                       2016        --          0.50 - 2.25         3.85 - 5.69
                                       2015        --          0.50 - 2.25         4.30 - 6.14

                                    E-104

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                        AS OF DECEMBER 31
                                          --------------------------------------------
                                                          UNIT VALUE
                                                           LOWEST TO          NET
                                              UNITS       HIGHEST ($)     ASSETS ($)
                                          ------------  --------------  --------------

  BHFTI TCW Core Fixed Income       2019        22,517   10.64 - 10.77         240,520
     Division (Commenced 5/1/2015)  2018        23,865    9.95 - 10.01         238,242
                                    2017        25,274   10.02 - 10.12         255,408
                                    2016        31,998     9.90 - 9.97         318,472
                                    2015         2,096            9.86          20,663

  BHFTI Victory Sycamore Mid        2019     7,872,022    4.55 - 54.42     361,807,709
     Cap Value Division             2018     9,098,703    3.57 - 42.40     327,214,056
                                    2017    10,507,414    4.03 - 47.43     424,806,982
                                    2016    11,613,954    3.73 - 43.54     432,480,626
                                    2015    12,869,603    3.27 - 37.88     422,756,206

  BHFTI Wells Capital               2019        11,942   29.53 - 31.93         368,958
     Management Mid Cap Value       2018        12,534   22.14 - 23.82         289,513
     Division (Commenced            2017        12,681   25.94 - 27.78         342,503
     11/19/2014 and began           2016        13,137   23.79 - 25.35         324,307
     transactions in 2015)          2015         7,543   21.36 - 22.65         166,859

  BHFTI Western Asset               2019    32,564,019   10.75 - 11.67     376,497,264
     Management Government          2018    36,441,983   10.21 - 10.98     396,922,182
     Income Division                2017    41,565,748   10.44 - 11.12     458,735,090
                                    2016    47,006,535   10.39 - 10.99     511,947,386
                                    2015    46,949,292   10.52 - 10.97     511,078,026

  BHFTII Baillie Gifford            2019     6,117,346    2.10 - 25.61     123,603,248
     International Stock Division   2018     6,925,281    1.60 - 19.47     106,646,276
                                    2017     7,456,089    1.96 - 23.68     139,877,341
                                    2016     8,556,834    1.47 - 17.69     120,269,128
                                    2015     9,402,801    1.41 - 16.94     126,876,615

  BHFTII BlackRock Bond             2019     7,472,189    7.31 - 90.99     384,830,691
     Income Division                2018     8,252,602    6.74 - 83.47     391,693,026
                                    2017     9,495,090    6.86 - 84.41     455,410,535
                                    2016    10,189,467    6.68 - 81.69     470,040,574
                                    2015    10,737,933    6.57 - 79.81     478,889,253

  BHFTII BlackRock Capital          2019     4,262,514   8.66 - 101.12     192,688,204
     Appreciation Division          2018     4,857,860    6.61 - 76.69     170,334,155
                                    2017     5,314,588    6.54 - 75.43     187,945,552
                                    2016     5,990,155    4.95 - 56.76     162,149,281
                                    2015     6,648,572    5.01 - 57.13     180,849,248

  BHFTII BlackRock                  2019     3,255,640    2.35 - 25.09      44,981,636
     Ultra-Short Term Bond          2018     3,622,610    2.33 - 24.87      50,362,897
     Division                       2017     4,077,356    2.32 - 24.72      56,416,026
                                    2016     4,242,132    2.33 - 24.80      60,125,414
                                    2015     5,220,428    2.35 - 25.01      65,638,458

  BHFTII Brighthouse Asset          2019    19,652,658    1.73 - 18.39     321,894,499
     Allocation 20 Division         2018    22,770,094    1.57 - 16.54     335,855,273
                                    2017    26,632,640    1.62 - 17.07     409,028,440
                                    2016    30,580,692    1.53 - 16.04     445,624,899
                                    2015    33,195,826   12.79 - 15.42     471,604,392

                                                    FOR THE YEAR ENDED DECEMBER 31
                                          --------------------------------------------------
                                          INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                             INCOME          LOWEST TO          LOWEST TO
                                            RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                          -------------  ----------------  -----------------

  BHFTI TCW Core Fixed Income       2019      3.06          1.10 - 1.35          6.94 - 7.20
     Division (Commenced 5/1/2015)  2018      2.32          1.20 - 1.35      (1.28) - (1.13)
                                    2017      1.60          1.20 - 1.60          1.19 - 1.59
                                    2016      0.70          1.20 - 1.60          0.59 - 0.99
                                    2015        --                 1.35               (1.39)

  BHFTI Victory Sycamore Mid        2019      1.16          0.50 - 2.25        26.12 - 28.34
     Cap Value Division             2018      0.64          0.50 - 2.25    (12.16) - (10.60)
                                    2017      0.99          0.50 - 2.25          7.05 - 8.93
                                    2016      0.71          0.50 - 2.25        12.93 - 14.93
                                    2015      0.54          0.50 - 2.30     (11.05) - (6.69)

  BHFTI Wells Capital               2019      0.66          1.10 - 1.60        33.38 - 34.05
     Management Mid Cap Value       2018      0.97          1.10 - 1.60    (14.68) - (14.24)
     Division (Commenced            2017      1.05          1.10 - 1.60          9.04 - 9.58
     11/19/2014 and began           2016      0.87          1.10 - 1.60        11.39 - 11.95
     transactions in 2015)          2015      0.46          1.10 - 1.60    (10.56) - (10.11)

  BHFTI Western Asset               2019      2.73          1.15 - 2.10          5.26 - 6.26
     Management Government          2018      2.79          1.15 - 2.10      (2.15) - (1.21)
     Income Division                2017      2.20          1.15 - 2.10          0.47 - 1.43
                                    2016      2.08          1.10 - 2.10        (0.79) - 0.21
                                    2015      2.33          1.10 - 2.00      (1.56) - (0.67)

  BHFTII Baillie Gifford            2019      1.23          0.95 - 2.15        29.75 - 31.57
     International Stock Division   2018      1.06          0.95 - 2.25    (19.05) - (17.80)
                                    2017      1.13          0.95 - 2.25        31.90 - 33.88
                                    2016      1.51          0.95 - 2.15          2.97 - 4.39
                                    2015      1.59          0.95 - 2.15      (4.23) - (2.89)

  BHFTII BlackRock Bond             2019      3.61          0.50 - 2.25          7.12 - 9.12
     Income Division                2018      3.25          0.50 - 2.25      (2.84) - (1.00)
                                    2017      2.99          0.50 - 2.25          1.54 - 3.43
                                    2016      3.06          0.50 - 2.25          0.58 - 2.46
                                    2015      3.72          0.50 - 2.25      (1.89) - (0.06)

  BHFTII BlackRock Capital          2019      0.02          0.50 - 2.25        29.57 - 31.99
     Appreciation Division          2018      0.01          0.50 - 2.25        (0.11) - 1.76
                                    2017      0.01          0.50 - 2.25        30.61 - 33.07
                                    2016        --          0.50 - 2.25      (2.37) - (0.56)
                                    2015        --          0.50 - 2.25          0.67 - 5.59

  BHFTII BlackRock                  2019      1.60          0.90 - 2.00        (0.14) - 1.21
     Ultra-Short Term Bond          2018      0.78          0.90 - 2.15        (0.52) - 0.89
     Division                       2017      0.11          0.90 - 2.15      (1.40) - (0.01)
                                    2016      0.01          0.90 - 2.25      (2.03) - (0.55)
                                    2015        --          0.95 - 2.25      (2.23) - (0.27)

  BHFTII Brighthouse Asset          2019      2.18          0.50 - 2.25         9.25 - 11.18
     Allocation 20 Division         2018      2.19          0.50 - 2.25      (4.79) - (3.10)
                                    2017      2.08          0.50 - 2.25          4.56 - 6.40
                                    2016      3.24          0.50 - 2.25          2.20 - 4.01
                                    2015      2.10          0.50 - 2.25      (2.80) - (1.08)

                                    E-105

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                      AS OF DECEMBER 31
                                        --------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                            UNITS       HIGHEST ($)     ASSETS ($)
                                        ------------  --------------  --------------

  BHFTII Brighthouse Asset        2019    49,796,769    1.94 - 20.58     908,735,683
     Allocation 40 Division       2018    57,833,464    1.69 - 17.89     925,660,947
                                  2017    68,087,417    1.73 - 18.81   1,155,673,990
                                  2016    78,507,145    1.63 - 17.09   1,211,312,236
                                  2015    85,328,132   13.43 - 16.19   1,274,255,459

  BHFTII Brighthouse Asset        2019   157,596,785    2.13 - 22.64   3,165,966,352
     Allocation 60 Division       2018   183,867,868    1.80 - 19.05   3,131,421,270
                                  2017   213,872,364    1.88 - 20.40   3,928,953,268
                                  2016   240,019,648    1.71 - 17.87   3,877,916,522
                                  2015   257,093,725   14.06 - 16.77   3,978,556,726

  BHFTII Brighthouse Asset        2019    76,334,895    2.31 - 24.54   1,670,394,964
     Allocation 80 Division       2018    85,633,821    1.89 - 19.93   1,533,821,665
                                  2017    98,239,149    2.01 - 21.80   1,933,591,736
                                  2016   108,427,987    1.70 - 18.39   1,808,886,432
                                  2015   116,127,054    1.59 - 17.09   1,834,003,576

  BHFTII Brighthouse/Artisan      2019     3,807,667    6.35 - 73.90     186,211,530
     Mid Cap Value Division       2018     4,305,631    5.20 - 60.16     171,734,105
                                  2017     4,884,190    6.07 - 69.84     226,673,877
                                  2016     5,613,562    5.45 - 62.37     233,427,628
                                  2015     5,928,571    4.50 - 51.10     200,994,480

  BHFTII Brighthouse/Dimensional  2019       299,239   23.71 - 26.37       7,739,398
     International Small Company  2018       342,338   19.67 - 21.67       7,285,386
     Division                     2017       353,646   25.40 - 27.58       9,595,917
                                  2016       396,617   19.78 - 21.38       8,357,661
                                  2015       383,113   19.08 - 20.42       7,726,121

  BHFTII Brighthouse/Wellington   2019     8,451,244   1.69 - 102.66     574,717,552
     Balanced Division            2018     9,307,629    1.40 - 84.26     521,756,898
                                  2017    10,336,562    1.47 - 88.39     610,158,972
                                  2016    11,309,419    1.30 - 77.49     587,936,841
                                  2015    12,350,663    1.23 - 73.12     613,073,212

  BHFTII Brighthouse/Wellington   2019     8,239,874    8.40 - 97.90     520,632,824
     Core Equity Opportunities    2018     9,569,314    6.51 - 75.31     471,467,558
     Division                     2017    11,256,241    6.60 - 75.96     570,742,746
                                  2016    12,871,913    5.62 - 64.26     555,287,850
                                  2015    14,083,686    5.31 - 60.32     568,631,560

  BHFTII Frontier Mid Cap         2019     5,529,994  12.90 - 134.83     494,555,658
     Growth Division              2018     6,195,073   9.78 - 102.24     422,776,437
                                  2017     6,921,843  10.48 - 109.39     508,449,789
                                  2016     7,660,214    8.45 - 88.16     455,250,831
                                  2015     8,386,483   20.77 - 84.44     481,166,004

  BHFTII Jennison Growth          2019    11,874,095    1.65 - 43.21     211,338,418
     Division                     2018    13,877,939    1.26 - 32.84     185,385,848
                                  2017    14,946,828    1.27 - 33.03     203,130,928
                                  2016    16,378,562    0.94 - 24.28     166,434,950
                                  2015    17,957,908    0.95 - 24.47     184,782,553

                                                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------

  BHFTII Brighthouse Asset        2019      2.19          0.50 - 2.15        13.14 - 15.02
     Allocation 40 Division       2018      2.01          0.50 - 2.25      (6.54) - (4.88)
                                  2017      1.98          0.50 - 2.25         8.19 - 10.09
                                  2016      3.56          0.50 - 2.25          3.73 - 5.56
                                  2015      0.29          0.50 - 2.25      (3.27) - (1.57)

  BHFTII Brighthouse Asset        2019      1.96          0.50 - 2.15        16.88 - 18.83
     Allocation 60 Division       2018      1.66          0.50 - 2.15      (8.13) - (6.60)
                                  2017      1.74          0.50 - 2.15        12.30 - 14.16
                                  2016      3.16          0.50 - 2.15          4.83 - 6.57
                                  2015      0.54          0.50 - 2.15      (3.37) - (0.74)

  BHFTII Brighthouse Asset        2019      1.77          0.50 - 2.15        21.10 - 23.11
     Allocation 80 Division       2018      1.33          0.50 - 2.25     (10.17) - (8.57)
                                  2017      1.56          0.50 - 2.25        16.52 - 18.57
                                  2016      2.97          0.50 - 2.25          5.73 - 7.60
                                  2015      0.35          0.50 - 2.30      (3.93) - (0.91)

  BHFTII Brighthouse/Artisan      2019      0.62          0.50 - 2.25        20.69 - 22.82
     Mid Cap Value Division       2018      0.49          0.50 - 2.25    (15.36) - (13.85)
                                  2017      0.58          0.50 - 2.25        10.04 - 11.98
                                  2016      0.97          0.50 - 2.25        19.92 - 22.04
                                  2015      1.04          0.50 - 2.25    (11.68) - (10.12)

  BHFTII Brighthouse/Dimensional  2019      1.03          1.10 - 2.05        20.54 - 21.69
     International Small Company  2018      2.54          1.10 - 2.05    (22.18) - (21.44)
     Division                     2017      1.96          1.10 - 2.00        27.87 - 29.02
                                  2016      1.94          1.10 - 2.05          3.68 - 4.67
                                  2015      1.71          1.10 - 2.05          3.61 - 4.60

  BHFTII Brighthouse/Wellington   2019      2.18          0.90 - 2.15        20.24 - 21.89
     Balanced Division            2018      1.73          0.90 - 2.15      (5.93) - (4.63)
                                  2017      1.88          0.90 - 2.15        12.52 - 14.11
                                  2016      2.73          0.90 - 2.15          4.55 - 6.04
                                  2015      1.92          0.95 - 2.15          0.22 - 1.61

  BHFTII Brighthouse/Wellington   2019      1.45          0.50 - 2.25        27.74 - 30.09
     Core Equity Opportunities    2018      1.58          0.50 - 2.25      (2.58) - (0.74)
     Division                     2017      1.39          0.50 - 2.25        16.17 - 18.30
                                  2016      1.45          0.50 - 2.25          4.67 - 6.65
                                  2015      1.59          0.50 - 2.30        (0.18) - 4.02

  BHFTII Frontier Mid Cap         2019        --          0.90 - 2.25        29.88 - 31.88
     Growth Division              2018        --          0.90 - 2.25      (8.01) - (6.54)
                                  2017        --          0.90 - 2.25        22.16 - 24.09
                                  2016        --          0.90 - 2.25          2.82 - 4.41
                                  2015        --          0.95 - 2.25          0.32 - 1.91

  BHFTII Jennison Growth          2019      0.26          0.50 - 2.25        29.55 - 31.83
     Division                     2018      0.17          0.50 - 2.25      (2.13) - (0.39)
                                  2017      0.13          0.50 - 2.25        33.95 - 36.31
                                  2016      0.07          0.50 - 2.25      (2.35) - (0.63)
                                  2015      0.06          0.50 - 2.25          8.08 - 9.99

                                    E-106

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                      AS OF DECEMBER 31
                                        --------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                            UNITS       HIGHEST ($)     ASSETS ($)
                                        ------------  --------------  --------------

  BHFTII Loomis Sayles Small      2019     3,029,622    8.44 - 98.93     157,396,600
     Cap Core Division            2018     3,400,873    6.81 - 79.40     144,075,649
                                  2017     3,862,700    7.77 - 89.96     185,343,480
                                  2016     4,342,911    6.83 - 78.65     181,016,875
                                  2015     4,874,168    5.81 - 66.44     170,029,570

  BHFTII Loomis Sayles Small      2019     2,127,099    2.81 - 35.51      57,340,292
     Cap Growth Division          2018     2,501,161    2.25 - 28.26      54,202,419
                                  2017     2,468,467    2.28 - 28.37      54,566,730
                                  2016     2,721,567    1.82 - 22.54      48,392,379
                                  2015     3,053,307    1.74 - 21.43      51,758,280

  BHFTII MetLife Aggregate        2019    51,794,175    1.79 - 21.48     952,097,631
     Bond Index Division          2018    56,750,323    1.68 - 19.93     974,062,147
                                  2017    64,574,871    1.71 - 20.12   1,126,629,342
                                  2016    67,082,177    1.68 - 19.64   1,148,709,486
                                  2015    68,245,879    1.67 - 19.32   1,156,862,410

  BHFTII MetLife Mid Cap          2019    12,674,256    3.88 - 45.76     500,876,128
     Stock Index Division         2018    14,264,640    3.13 - 36.63     453,810,251
                                  2017    16,065,965    3.58 - 41.60     580,186,948
                                  2016    17,710,513    3.14 - 36.16     557,664,712
                                  2015    19,052,817    2.65 - 30.25     508,407,680

  BHFTII MetLife MSCI EAFE(R)     2019    25,852,531    1.74 - 23.99     460,668,541
     Index Division               2018    28,690,901    1.45 - 19.86     424,811,670
                                  2017    30,129,062    1.71 - 23.29     524,736,160
                                  2016    34,611,269    1.39 - 18.82     489,403,933
                                  2015    34,877,903    1.40 - 18.91     494,277,850

  BHFTII MetLife Russell 2000(R)  2019     8,484,812    3.80 - 45.49     330,807,385
     Index Division               2018     9,453,823    3.07 - 36.49     297,512,830
                                  2017    10,459,851    3.51 - 41.29     373,905,362
                                  2016    11,262,895    3.11 - 36.28     355,330,009
                                  2015    12,012,694    2.60 - 30.14     318,122,044

  BHFTII MetLife Stock Index      2019    29,028,565  10.23 - 131.63   3,037,442,351
     Division                     2018    33,091,820   7.93 - 101.14   2,669,705,723
                                  2017    37,306,057   8.44 - 106.81   3,191,113,485
                                  2016    41,650,103    7.06 - 88.55   2,971,460,417
                                  2015    45,195,410    6.42 - 79.90   2,922,726,168

  BHFTII MFS(R) Total Return      2019     2,894,622   1.46 - 105.82     123,762,477
     Division                     2018     3,322,036    1.22 - 88.58     117,516,215
                                  2017     3,778,366    1.31 - 94.51     145,097,990
                                  2016     4,213,037    1.18 - 84.68     146,385,435
                                  2015     4,556,651    6.64 - 78.13     143,114,163

  BHFTII MFS(R) Value Division    2019    47,345,124    1.90 - 37.29     665,585,348
                                  2018    52,559,197    1.48 - 29.04     598,234,094
                                  2017    20,677,338    1.67 - 32.71     523,781,737
                                  2016    23,336,266    1.44 - 28.13     506,526,529
                                  2015    24,529,013    1.27 - 24.92     475,285,633

                                                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------

  BHFTII Loomis Sayles Small      2019      0.01          0.50 - 2.25        22.44 - 24.60
     Cap Core Division            2018      0.01          0.50 - 2.25    (13.28) - (11.74)
                                  2017      0.14          0.50 - 2.25        12.41 - 14.39
                                  2016      0.15          0.50 - 2.25        16.33 - 18.38
                                  2015      0.05          0.50 - 2.25      (3.93) - (2.23)

  BHFTII Loomis Sayles Small      2019        --          0.50 - 2.10        23.88 - 25.88
     Cap Growth Division          2018        --          0.50 - 2.15      (1.82) - (0.22)
                                  2017        --          0.50 - 2.15        24.05 - 26.05
                                  2016        --          0.50 - 2.10          3.95 - 5.52
                                  2015        --          0.50 - 2.10        (0.56) - 0.92

  BHFTII MetLife Aggregate        2019      3.03          0.50 - 2.25          5.93 - 7.93
     Bond Index Division          2018      2.86          0.50 - 2.25      (2.68) - (0.82)
                                  2017      2.75          0.50 - 2.25          0.68 - 2.60
                                  2016      2.62          0.50 - 2.25        (0.13) - 1.69
                                  2015      2.76          0.50 - 2.25      (2.14) - (0.39)

  BHFTII MetLife Mid Cap          2019      1.21          0.50 - 2.25        22.77 - 24.94
     Stock Index Division         2018      1.09          0.50 - 2.25    (13.49) - (11.95)
                                  2017      1.22          0.50 - 2.25        13.06 - 15.05
                                  2016      1.11          0.50 - 2.25        17.47 - 19.54
                                  2015      1.00          0.50 - 2.25      (4.79) - (2.52)

  BHFTII MetLife MSCI EAFE(R)     2019      2.54          0.50 - 2.25        18.85 - 20.94
     Index Division               2018      2.83          0.50 - 2.25    (16.00) - (14.51)
                                  2017      2.57          0.50 - 2.25        21.84 - 23.99
                                  2016      2.46          0.50 - 2.25        (1.25) - 0.50
                                  2015      3.03          0.50 - 2.30      (3.52) - (1.36)

  BHFTII MetLife Russell 2000(R)  2019      1.03          0.50 - 2.25        22.52 - 24.68
     Index Division               2018      0.98          0.50 - 2.25    (13.17) - (11.63)
                                  2017      1.09          0.50 - 2.25        11.85 - 13.82
                                  2016      1.24          0.50 - 2.25        18.27 - 20.36
                                  2015      1.07          0.50 - 2.30      (6.66) - (3.68)

  BHFTII MetLife Stock Index      2019      2.05          0.50 - 2.25        27.89 - 30.30
     Division                     2018      1.71          0.50 - 2.25      (6.96) - (5.22)
                                  2017      1.68          0.50 - 2.25        18.54 - 20.76
                                  2016      1.91          0.50 - 2.25         8.90 - 10.95
                                  2015      1.65          0.50 - 2.25        (1.33) - 2.90

  BHFTII MFS(R) Total Return      2019      2.23          0.50 - 2.15        17.52 - 19.47
     Division                     2018      2.17          0.50 - 2.15      (7.82) - (6.28)
                                  2017      2.39          0.50 - 2.15         9.79 - 11.61
                                  2016      2.79          0.50 - 2.15          6.61 - 8.38
                                  2015      2.47          0.50 - 2.15      (2.52) - (0.90)

  BHFTII MFS(R) Value Division    2019      1.75          0.50 - 2.25        26.96 - 29.29
                                  2018      1.47          0.50 - 2.25     (12.25) - (7.60)
                                  2017      1.89          0.50 - 2.15        15.20 - 17.24
                                  2016      2.11          0.50 - 2.15        11.77 - 13.65
                                  2015      2.54          0.50 - 2.15        (2.39) - 2.33

                                    E-107

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                           AS OF DECEMBER 31
                                             ---------------------------------------------
                                                              UNIT VALUE
                                                               LOWEST TO          NET
                                                 UNITS        HIGHEST ($)     ASSETS ($)
                                             ------------  ---------------  --------------

  BHFTII Neuberger Berman              2019     7,645,037     4.01 - 45.24     287,729,651
     Genesis Division                  2018     8,679,175     3.14 - 35.14     255,498,599
                                       2017     9,828,019     1.67 - 37.96     314,115,956
                                       2016    11,028,717     2.98 - 33.04     306,388,412
                                       2015    12,205,331     1.24 - 28.04     289,271,341

  BHFTII T. Rowe Price Large           2019    15,477,657     2.50 - 51.46     629,369,388
     Cap Growth Division               2018    17,216,055     1.94 - 39.60     539,361,977
                                       2017    18,998,068     1.98 - 40.27     609,640,874
                                       2016    20,326,210     1.50 - 30.32     491,684,512
                                       2015    20,053,722     1.50 - 30.01     499,123,184

  BHFTII T. Rowe Price Small           2019     8,620,361     5.30 - 61.52     455,812,251
     Cap Growth Division               2018     9,657,475     4.04 - 46.55     388,577,931
                                       2017    10,715,353     4.38 - 50.18     467,200,326
                                       2016    11,498,401     3.62 - 41.16     412,938,416
                                       2015    12,314,868     3.28 - 37.11     405,415,335

  BHFTII Van Eck Global                2019     2,701,656     9.09 - 10.11      26,913,827
     Natural Resources Division        2018     2,687,622      8.26 - 9.10      24,101,859
                                       2017     2,921,930    11.85 - 12.93      37,269,860
                                       2016     2,736,220    12.18 - 13.17      35,592,317
                                       2015     3,453,656      8.65 - 9.26      31,642,400

  BHFTII Western Asset                 2019    12,363,002     1.20 - 44.27     422,719,703
     Management Strategic Bond         2018    13,731,347     1.09 - 38.95     422,543,762
     Opportunities Division            2017    15,854,082     1.15 - 40.79     514,265,588
                                       2016    17,633,082     1.08 - 37.98     535,867,222
                                       2015     7,434,184     1.01 - 35.24     189,250,242

  BHFTII Western Asset                 2019     7,078,457     2.00 - 23.25     130,271,257
     Management U.S. Government        2018     7,773,582     1.91 - 22.09     137,000,881
     Division                          2017     9,021,983     1.92 - 22.04     159,678,213
                                       2016     9,582,786     1.90 - 21.79     167,406,266
                                       2015    10,199,735     1.91 - 21.68     179,151,852

  BlackRock Global Allocation          2019         4,191    23.66 - 25.64         102,023
     V.I. Division                     2018         4,210    20.41 - 22.02          88,248
     (Commenced 11/19/2014             2017         4,188    22.44 - 24.09          96,276
     and began transactions in 2015)   2016        25,590    20.06 - 21.42         521,354
                                       2015        24,602    19.63 - 20.86         489,446

  Calvert VP SRI Balanced              2019     1,030,290    40.38 - 54.81      52,926,119
     Division                          2018     1,063,592    32.97 - 44.61      44,653,283
                                       2017     1,186,460    34.40 - 46.41      51,869,403
                                       2016     1,327,240    31.20 - 41.95      52,584,587
                                       2015     1,430,108    29.38 - 39.38      53,307,044

  Calvert VP SRI Mid Cap               2019       109,291            73.85       8,071,600
     Division                          2018       126,305            56.76       7,168,514
                                       2017       145,874            59.95       8,745,518
                                       2016       186,977            54.20      10,134,827
                                       2015       227,418            51.03      11,604,230

                                                       FOR THE YEAR ENDED DECEMBER 31
                                             --------------------------------------------------
                                             INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                INCOME          LOWEST TO         LOWEST TO
                                               RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                             -------------  ----------------  -----------------

  BHFTII Neuberger Berman              2019      0.12          0.50 - 2.15        26.73 - 28.76
     Genesis Division                  2018      0.23          0.50 - 2.25      (9.07) - (7.45)
                                       2017      0.29          0.50 - 2.15        13.16 - 14.91
                                       2016      0.34          0.50 - 2.15        16.02 - 17.80
                                       2015      0.29          0.50 - 2.15      (1.71) - (0.12)

  BHFTII T. Rowe Price Large           2019      0.26          0.50 - 2.25        27.68 - 29.94
     Cap Growth Division               2018      0.27          0.50 - 2.25      (3.37) - (1.65)
                                       2017      0.15          0.50 - 2.25        30.52 - 32.81
                                       2016      0.02          0.50 - 2.25        (0.73) - 1.03
                                       2015      0.04          0.50 - 2.25          1.40 - 9.96

  BHFTII T. Rowe Price Small           2019      0.02          0.50 - 2.25        29.88 - 32.17
     Cap Growth Division               2018      0.05          0.50 - 2.25      (8.87) - (7.25)
                                       2017      0.19          0.50 - 2.25        19.82 - 21.92
                                       2016      0.14          0.50 - 2.25         9.00 - 10.93
                                       2015      0.07          0.50 - 2.25          0.18 - 1.95

  BHFTII Van Eck Global                2019      0.34          1.10 - 2.05        10.07 - 11.12
     Natural Resources Division        2018        --          1.10 - 2.05    (30.31) - (29.64)
                                       2017        --          1.10 - 2.05      (2.75) - (1.82)
                                       2016      0.59          1.10 - 2.05        40.82 - 42.17
                                       2015      0.21          1.10 - 2.05    (34.12) - (33.49)

  BHFTII Western Asset                 2019      4.75          0.50 - 2.15        11.86 - 13.66
     Management Strategic Bond         2018      5.21          0.50 - 2.25      (6.17) - (4.51)
     Opportunities Division            2017      3.80          0.50 - 2.25          5.54 - 7.40
                                       2016      1.96          0.50 - 2.25          4.02 - 7.76
                                       2015      4.96          0.50 - 2.15      (4.04) - (2.35)

  BHFTII Western Asset                 2019      2.56          0.50 - 2.15          3.63 - 5.25
     Management U.S. Government        2018      2.11          0.50 - 2.25        (1.56) - 0.19
     Division                          2017      2.46          0.50 - 2.25        (0.58) - 1.17
                                       2016      2.41          0.50 - 2.25        (1.23) - 0.52
                                       2015      2.10          0.50 - 2.25      (1.92) - (0.19)

  BlackRock Global Allocation          2019      1.30          1.10 - 1.60        15.89 - 16.47
     V.I. Division                     2018      0.81          1.10 - 1.60      (9.05) - (8.60)
     (Commenced 11/19/2014             2017      0.30          1.10 - 1.60        11.91 - 12.47
     and began transactions in 2015)   2016      1.30          1.10 - 1.60          2.16 - 2.67
                                       2015      0.66          1.10 - 1.60      (2.57) - (0.60)

  Calvert VP SRI Balanced              2019      1.57          0.50 - 1.55        22.49 - 23.78
     Division                          2018      1.74          0.50 - 1.55      (4.17) - (3.16)
                                       2017      1.97          0.50 - 1.55        10.28 - 11.44
                                       2016      1.82          0.50 - 1.55          6.20 - 7.32
                                       2015      0.11          0.50 - 1.55      (3.70) - (2.68)

  Calvert VP SRI Mid Cap               2019      0.45                 0.95                30.13
     Division                          2018      0.52                 0.95               (5.33)
                                       2017      0.64                 0.95                10.61
                                       2016        --                 0.95                 6.23
                                       2015        --                 0.95               (4.19)

                                    E-108

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                           AS OF DECEMBER 31
                                             ---------------------------------------------
                                                             UNIT VALUE
                                                              LOWEST TO           NET
                                                 UNITS       HIGHEST ($)      ASSETS ($)
                                             ------------  ---------------  --------------

  Delaware VIP Small Cap               2019           448             1.55             697
     Value Division (Commenced         2018         5,992             1.22           7,333
     10/31/2013 and began              2017        14,842             1.48          22,010
     transactions in 2016)             2016        25,822             1.34          34,483

  Fidelity(R) VIP Contrafund           2019        66,654    10.19 - 10.84         717,804
     Division                          2018        72,718      7.85 - 8.34         603,131
                                       2017        89,664      8.51 - 9.01         805,722
                                       2016       161,557      7.08 - 7.48       1,206,624
                                       2015         2,695             6.65          17,911

  Fidelity(R) VIP                      2019     1,544,624   12.02 - 100.08      67,252,015
     Equity-Income Division            2018     1,815,376     9.56 - 79.28      63,735,707
                                       2017     2,048,365    10.56 - 87.27      78,340,010
                                       2016     2,327,096     9.48 - 78.04      80,761,382
                                       2015     2,619,253     8.15 - 66.75      77,695,085

  Fidelity(R) VIP Freedom 2020         2019       135,554    20.95 - 22.03       2,956,078
     Division                          2018        56,275    17.69 - 18.54       1,037,991
     (Commenced 5/1/2015               2017        63,006            19.92       1,255,251
     and began transactions in 2016)   2016        98,961            17.29       1,711,114

  Fidelity(R) VIP Freedom 2025         2019       158,625    22.46 - 23.62       3,657,061
     Division (Commenced 5/1/2015      2018        58,278    18.71 - 19.61       1,132,045
     and began transactions in 2016)   2017        38,578    20.57 - 21.23         819,000
                                       2016        79,781            18.22       1,453,626

  Fidelity(R) VIP Freedom 2030         2019       178,878    23.03 - 24.25       4,308,863
     Division (Commenced 5/1/2015      2018       149,868    18.81 - 19.71       2,953,022
     and began transactions in 2016)   2017       139,649    20.96 - 21.63       3,021,173
                                       2016       115,111            18.09       2,081,941

  Fidelity(R) VIP Freedom 2035         2019        15,788    31.21 - 32.22         499,141
     Division                          2018         4,218    24.86 - 25.59         105,591
     (Commenced 4/30/2018)

  Fidelity(R) VIP Freedom 2040         2019        39,636    31.47 - 34.29       1,297,820
     Division                          2018        19,309    25.00 - 25.85         498,777
     (Commenced 5/1/2015               2017        18,419    28.39 - 29.02         534,464
     and began transactions in 2016)   2016         7,760            23.75         184,274

  Fidelity(R) VIP Freedom 2045         2019        26,012    32.04 - 33.08         851,015
     Division                          2018         4,811    25.30 - 26.04         124,900
     (Commenced 4/30/2018)

  Fidelity(R) VIP Freedom 2050         2019        41,247    31.63 - 33.56       1,369,729
     Division (Commenced 5/1/2015      2018        13,729    25.54 - 26.41         362,109
     and began transactions in 2016)   2017         8,553            29.65         253,618
                                       2016         6,075            24.27         147,402

  Fidelity(R) VIP FundsManager         2019    15,805,863    15.79 - 16.12     252,823,113
     50% Division                      2018    18,690,885    13.67 - 13.93     258,652,350
                                       2017    21,200,158    14.72 - 14.98     315,705,343
                                       2016    22,355,817    13.13 - 13.34     296,580,947
                                       2015    22,380,417    12.86 - 13.05     290,525,141

                                                        FOR THE YEAR ENDED DECEMBER 31
                                             --------------------------------------------------
                                             INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                INCOME          LOWEST TO          LOWEST TO
                                               RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                             -------------  ----------------  -----------------

  Delaware VIP Small Cap               2019      2.01                 0.90                26.99
     Value Division (Commenced         2018      0.61                 0.90              (17.47)
     10/31/2013 and began              2017      0.95                 0.90                11.05
     transactions in 2016)             2016      0.28                 0.90                30.23

  Fidelity(R) VIP Contrafund           2019      0.22          0.90 - 1.15        29.77 - 30.10
     Division                          2018      0.41          0.90 - 1.15      (7.71) - (7.48)
                                       2017      0.68          0.90 - 1.15        20.20 - 20.50
                                       2016      1.15          0.90 - 1.15          6.50 - 6.76
                                       2015      0.97                 1.15               (0.73)

  Fidelity(R) VIP                      2019      1.89          0.95 - 1.35        25.73 - 26.24
     Equity-Income Division            2018      2.20          0.95 - 1.35      (9.53) - (9.16)
                                       2017      1.66          0.95 - 1.35        11.38 - 11.83
                                       2016      2.27          0.95 - 1.35        16.44 - 16.91
                                       2015      3.06          0.95 - 1.35      (5.25) - (4.87)

  Fidelity(R) VIP Freedom 2020         2019      2.17          0.90 - 1.25        18.40 - 18.80
     Division                          2018      1.25          0.90 - 1.25      (6.92) - (5.28)
     (Commenced 5/1/2015               2017      1.16                 0.90                15.22
     and began transactions in 2016)   2016      2.32                 0.90                 4.85

  Fidelity(R) VIP Freedom 2025         2019      2.24          0.90 - 1.25         8.00 - 20.42
     Division (Commenced 5/1/2015      2018      1.34          0.90 - 1.25      (7.62) - (6.00)
     and began transactions in 2016)   2017      0.87          0.90 - 1.15        16.23 - 16.52
                                       2016      2.70                 0.90                 5.03

  Fidelity(R) VIP Freedom 2030         2019      1.87          0.90 - 1.25         8.63 - 23.00
     Division (Commenced 5/1/2015      2018      1.19          0.90 - 1.25      (8.88) - (7.27)
     and began transactions in 2016)   2017      0.96          0.90 - 1.15        19.32 - 19.62
                                       2016      2.70                 0.90                 5.42

  Fidelity(R) VIP Freedom 2035         2019      2.87          0.95 - 1.25         8.77 - 25.93
     Division                          2018      1.79          0.95 - 1.25      (9.85) - (9.67)
     (Commenced 4/30/2018)

  Fidelity(R) VIP Freedom 2040         2019      2.04          0.50 - 1.30         9.54 - 27.08
     Division                          2018      0.96          0.90 - 1.25     (11.16) - (9.46)
     (Commenced 5/1/2015               2017      1.03          0.90 - 1.15        21.89 - 22.19
     and began transactions in 2016)   2016      2.03                 0.90                 5.57

  Fidelity(R) VIP Freedom 2045         2019      2.46          0.95 - 1.25         9.66 - 27.05
     Division                          2018      2.32          0.95 - 1.25    (10.45) - (10.27)
     (Commenced 4/30/2018)

  Fidelity(R) VIP Freedom 2050         2019      2.34          0.90 - 1.45         9.43 - 27.07
     Division (Commenced 5/1/2015      2018      1.18          0.90 - 1.25     (10.94) - (9.48)
     and began transactions in 2016)   2017      1.09                 0.90                22.20
                                       2016      1.81                 0.90                 5.60

  Fidelity(R) VIP FundsManager         2019      1.61          1.90 - 2.05        15.50 - 15.67
     50% Division                      2018      1.35          1.90 - 2.05      (7.14) - (7.00)
                                       2017      1.15          1.90 - 2.05        12.14 - 12.31
                                       2016      1.24          1.90 - 2.05          2.11 - 2.26
                                       2015      1.24          1.90 - 2.05      (1.89) - (1.75)

                                    E-109

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                          AS OF DECEMBER 31
                                             -------------------------------------------
                                                             UNIT VALUE
                                                              LOWEST TO         NET
                                                UNITS        HIGHEST ($)    ASSETS ($)
                                             ------------  --------------  -------------

  Fidelity(R) VIP FundsManager         2019    15,189,665   15.48 - 15.97    239,540,942
     60% Division                      2018    17,207,125   13.12 - 13.50    229,662,248
                                       2017    19,728,179   14.32 - 14.70    286,973,777
                                       2016    22,614,243   12.50 - 12.80    286,717,673
                                       2015    24,528,850   12.19 - 12.44    302,657,716

  Fidelity(R) VIP Government           2019       330,518           16.38      5,414,916
     Money Market Division             2018       330,351           16.21      5,355,641
                                       2017       311,112           16.10      5,009,176
                                       2016       379,214    9.89 - 16.14      6,122,223
                                       2015       554,548   10.08 - 16.26      8,080,715

  Fidelity(R) VIP Growth               2019       744,359          132.39     98,544,772
     Division                          2018       879,956           99.50     87,558,490
                                       2017       980,268          100.62     98,637,848
                                       2016     1,115,679           75.17     83,862,383
                                       2015     1,266,107           75.28     95,310,704

  Fidelity(R) VIP Investment           2019       240,865           37.39      9,006,440
     Grade Bond Division               2018       255,936           34.42      8,809,328
                                       2017       293,120           34.93     10,239,907
                                       2016       365,398           33.84     12,364,481
                                       2015       424,477           32.61     13,843,675

  Fidelity(R) VIP Mid Cap              2019        51,631            8.60        444,178
     Division (Commenced               2018        59,331            7.05        418,140
     10/31/2013 and began              2017        81,118     7.96 - 8.34        676,874
     transactions in 2016)             2016        92,941            6.99        649,196

  FTVIPT Templeton Developing          2019        24,767            1.91         47,307
     Markets VIP Division              2018        88,922            1.52        135,271
     (Commenced 10/31/2013             2017        83,878            1.82        152,910
     and began transactions in 2016)   2016       168,845            1.31        221,198

  FTVIPT Templeton Foreign             2019            --            4.26             --
     VIP Division (Commenced           2018           159            3.82            609
     10/31/2013 and began              2017           159     4.27 - 4.56            726
     transactions in 2016.             2016           353            3.94          1,390
     Had no net assets at
     December 31, 2019.)

  Ivy VIP Asset Strategy               2019           110           18.95          2,080
     Division                          2018           128           15.77          2,017
     (Commenced 11/19/2014             2017           167           16.91          2,827
     and began transactions in 2015)   2016           183           14.49          2,650
                                       2015           191           15.07          2,882

  Janus Henderson Enterprise           2019        10,195           12.90        131,537
     Division (Commenced               2018        10,917            9.63        105,150
     10/31/2013 and began              2017        15,309            9.78        149,792
     transactions in 2016)             2016        31,893            7.77        247,764

                                                      FOR THE YEAR ENDED DECEMBER 31
                                             -------------------------------------------------
                                             INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                INCOME          LOWEST TO         LOWEST TO
                                               RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                             -------------  ----------------  ----------------

  Fidelity(R) VIP FundsManager         2019      1.49          1.85 - 2.10       17.98 - 18.28
     60% Division                      2018      1.18          1.85 - 2.10     (8.39) - (8.16)
                                       2017      1.05          1.85 - 2.10       14.56 - 14.85
                                       2016      1.22          1.85 - 2.10         2.61 - 2.87
                                       2015      1.10          1.85 - 2.10     (1.68) - (1.43)

  Fidelity(R) VIP Government           2019      1.99                 0.95                1.06
     Money Market Division             2018      1.64                 0.95                0.69
                                       2017      0.66                 0.95              (0.27)
                                       2016      0.20          0.95 - 2.05     (1.85) - (0.74)
                                       2015      0.02          0.95 - 2.05     (2.02) - (0.91)

  Fidelity(R) VIP Growth               2019      0.25                 0.95               33.05
     Division                          2018      0.24                 0.95              (1.11)
                                       2017      0.22                 0.95               33.87
                                       2016      0.04                 0.95              (0.15)
                                       2015      0.26                 0.95                6.17

  Fidelity(R) VIP Investment           2019      2.66                 0.95                8.63
     Grade Bond Division               2018      2.40                 0.95              (1.47)
                                       2017      2.28                 0.95                3.24
                                       2016      2.22                 0.95                3.76
                                       2015      2.51                 0.95              (1.53)

  Fidelity(R) VIP Mid Cap              2019      0.66                 0.90               22.07
     Division (Commenced               2018      0.36                 0.90             (15.54)
     10/31/2013 and began              2017      0.49          0.90 - 1.15       19.16 - 19.46
     transactions in 2016)             2016      0.46                 0.90               10.92

  FTVIPT Templeton Developing          2019      1.06                 0.90               25.56
     Markets VIP Division              2018      0.84                 0.90             (16.55)
     (Commenced 10/31/2013             2017      1.07                 0.90               39.15
     and began transactions in 2016)   2016      0.90                 0.90               16.39

  FTVIPT Templeton Foreign             2019        --                 0.90               11.52
     VIP Division (Commenced           2018      2.67                 0.90             (16.20)
     10/31/2013 and began              2017      2.30          0.90 - 1.15       15.36 - 15.65
     transactions in 2016.             2016      1.91                 0.90                6.21
     Had no net assets at
     December 31, 2019.)

  Ivy VIP Asset Strategy               2019      1.93                 1.35               20.15
     Division                          2018      1.81                 1.35              (6.71)
     (Commenced 11/19/2014             2017      1.58                 1.35               16.69
     and began transactions in 2015)   2016      0.58                 1.35              (3.87)
                                       2015      0.35                 1.35              (9.58)

  Janus Henderson Enterprise           2019      0.04                 0.90               33.95
     Division (Commenced               2018      0.10                 0.90              (1.56)
     10/31/2013 and began              2017      0.11                 0.90               25.95
     transactions in 2016)             2016      0.07                 0.90               11.10

                                    E-110

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                           AS OF DECEMBER 31
                                             ---------------------------------------------
                                                              UNIT VALUE
                                                               LOWEST TO          NET
                                                 UNITS        HIGHEST ($)     ASSETS ($)
                                             ------------  ---------------  --------------

  LMPVET ClearBridge Variable          2019         5,773             9.36          54,018
     Appreciation Division             2018         5,873             7.27          42,700
     (Commenced 10/31/2013             2017         6,486             7.47          48,429
     and began transactions in 2016)   2016         5,096             6.30          32,119

  LMPVET ClearBridge Variable          2019        41,412             1.83          75,932
     Dividend Strategy Division        2018        45,798             1.41          64,392
     (Commenced 10/31/2013             2017        46,671             1.49          69,596
     and began transactions in 2016)   2016        52,618             1.26          66,433

  LMPVET ClearBridge Variable          2019        92,711      4.74 - 5.01         462,772
     Large Cap Growth Division         2018       128,203      3.63 - 3.82         489,481
     (Commenced 10/31/2013             2017       132,067      3.67 - 3.86         508,988
     and began transactions in 2016)   2016       224,143      2.95 - 3.10         693,531

  LMPVET ClearBridge Variable          2019         8,421      4.93 - 5.18          43,535
     Small Cap Growth Division         2018         3,651             4.12          15,046
     (Commenced 10/31/2013             2017         6,825             4.02          27,439
     and began transactions in 2016)   2016        12,622             3.26          41,206

  LMPVIT Western Asset Core            2019        10,910             3.63          39,557
     Plus Division (Commenced          2018        25,469             3.26          83,068
     10/31/2013 and began              2017        31,136             3.37         104,815
     transactions in 2016)             2016        51,470             3.21         165,326

  Morgan Stanley VIF Global            2019         4,476    14.59 - 16.09          68,714
     Infrastructure Division           2018         5,120    11.59 - 12.72          62,114
                                       2017         4,622    12.79 - 13.96          61,644
                                       2016         4,158    11.55 - 12.54          49,884
                                       2015         5,480    10.20 - 11.03          58,000

  Oppenheimer Global                   2019            --               --              --
     Multi-Alternatives Fund/VA        2018         1,578      9.47 - 9.59          14,988
     Division                          2017         1,578     9.93 - 10.03          15,705
     (Commenced 4/28/2017
     and closed 4/26/2019)

  PIMCO VIT                            2019         5,237      6.60 - 6.77          34,970
     CommodityRealReturn(R)            2018         5,859      6.04 - 6.17          35,709
     Strategy Division                 2017         6,917      7.17 - 7.28          49,885
                                       2016         6,890      7.15 - 7.22          49,401
                                       2015         6,911      6.34 - 6.37          43,875

  PIMCO VIT Dynamic Bond               2019         8,103    10.38 - 10.65          85,343
     Division (Commenced               2018         8,338    10.08 - 10.29          85,042
     11/19/2014 and began              2017        11,816    10.17 - 10.33         121,046
     transactions in 2015)             2016        11,278      9.87 - 9.98         111,866
                                       2015         6,574      9.61 - 9.66          63,382

  PIMCO VIT Emerging Markets           2019         5,135    11.55 - 11.85          60,178
     Bond Division                     2018         6,000    10.26 - 10.47          62,180
                                       2017         6,421    10.98 - 11.15          71,038
                                       2016         8,142    10.18 - 10.29          83,339
                                       2015         7,377      9.16 - 9.21          67,775

                                                       FOR THE YEAR ENDED DECEMBER 31
                                             --------------------------------------------------
                                             INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                INCOME          LOWEST TO         LOWEST TO
                                               RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                             -------------  ----------------  -----------------

  LMPVET ClearBridge Variable          2019      1.43                 0.90                28.70
     Appreciation Division             2018      1.24                 0.90               (2.63)
     (Commenced 10/31/2013             2017      1.27                 0.90                18.48
     and began transactions in 2016)   2016      2.06                 0.90                 8.79

  LMPVET ClearBridge Variable          2019      1.45                 0.90                30.41
     Dividend Strategy Division        2018      1.56                 0.90               (5.71)
     (Commenced 10/31/2013             2017      1.52                 0.90                18.11
     and began transactions in 2016)   2016      1.98                 0.90                13.96

  LMPVET ClearBridge Variable          2019      0.31          0.90 - 1.15        30.65 - 30.98
     Large Cap Growth Division         2018      0.30          0.90 - 1.15      (1.13) - (0.88)
     (Commenced 10/31/2013             2017      0.20          0.90 - 1.15        24.33 - 24.64
     and began transactions in 2016)   2016      0.84          0.90 - 1.15          6.17 - 6.43

  LMPVET ClearBridge Variable          2019        --          0.90 - 1.15        25.42 - 25.74
     Small Cap Growth Division         2018        --                 0.90                 2.50
     (Commenced 10/31/2013             2017        --                 0.90                23.16
     and began transactions in 2016)   2016        --                 0.90                 4.85

  LMPVIT Western Asset Core            2019      3.02                 0.90                11.17
     Plus Division (Commenced          2018      3.42                 0.90               (3.11)
     10/31/2013 and began              2017      3.41                 0.90                 4.80
     transactions in 2016)             2016      5.53                 0.90                 3.61

  Morgan Stanley VIF Global            2019      2.55          1.10 - 1.60        25.84 - 26.47
     Infrastructure Division           2018      2.72          1.10 - 1.60      (9.36) - (8.90)
                                       2017      2.27          1.10 - 1.60        10.76 - 11.32
                                       2016      1.94          1.10 - 1.60        13.14 - 13.71
                                       2015      1.70          1.10 - 1.60    (15.25) - (14.83)

  Oppenheimer Global                   2019      1.10          1.10 - 1.35          2.94 - 3.03
     Multi-Alternatives Fund/VA        2018      0.17          1.10 - 1.35      (4.61) - (4.37)
     Division                          2017      0.19          1.10 - 1.35      (1.51) - (1.35)
     (Commenced 4/28/2017
     and closed 4/26/2019)

  PIMCO VIT                            2019      4.21          1.10 - 1.60          9.22 - 9.77
     CommodityRealReturn(R)            2018      1.86          1.10 - 1.60    (15.70) - (15.27)
     Strategy Division                 2017     10.82          1.10 - 1.60          0.32 - 0.82
                                       2016      0.87          1.10 - 1.60        12.80 - 13.37
                                       2015      2.81          1.10 - 1.60    (27.09) - (26.72)

  PIMCO VIT Dynamic Bond               2019      2.49          1.10 - 1.60          2.96 - 3.48
     Division (Commenced               2018      2.39          1.10 - 1.60      (0.88) - (0.38)
     11/19/2014 and began              2017      1.41          1.10 - 1.60          3.04 - 3.55
     transactions in 2015)             2016      1.41          1.10 - 1.60          2.77 - 3.28
                                       2015      6.69          1.10 - 1.60      (3.52) - (3.04)

  PIMCO VIT Emerging Markets           2019      4.12          1.10 - 1.60        12.61 - 13.17
     Bond Division                     2018      3.83          1.10 - 1.60      (6.53) - (6.06)
                                       2017      4.78          1.10 - 1.60          7.81 - 8.35
                                       2016      4.96          1.10 - 1.60        11.18 - 11.74
                                       2015      5.10          1.10 - 1.60      (4.08) - (3.60)

                                    E-111

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)

8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)

                                                           AS OF DECEMBER 31
                                             --------------------------------------------
                                                             UNIT VALUE
                                                              LOWEST TO          NET
                                                 UNITS       HIGHEST ($)     ASSETS ($)
                                             ------------  --------------  --------------

  TAP 1919 Variable Socially           2019         4,540            6.71          30,482
     Responsive Balanced Division      2018         4,988            5.35          26,671
     (Commenced 12/13/2013             2017         4,430     5.11 - 5.45          24,126
     and began transactions in 2015)   2016         1,649     4.43 - 4.71           7,602
                                       2015           501            4.21           2,112

                                                      FOR THE YEAR ENDED DECEMBER 31
                                             -------------------------------------------------
                                             INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                INCOME          LOWEST TO         LOWEST TO
                                               RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                             -------------  ----------------  ----------------

  TAP 1919 Variable Socially           2019      0.94                  0.90              25.57
     Responsive Balanced Division      2018      1.09                  0.90             (1.83)
     (Commenced 12/13/2013             2017      1.34           0.90 - 1.15      15.41 - 15.70
     and began transactions in 2015)   2016      1.67           0.90 - 1.15        5.02 - 5.28
                                       2015      1.29                  1.15             (2.84)

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the Division from the underlying fund, series, or portfolio, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against Contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the
    Division is affected by the timing of the declaration of dividends by the underlying fund, series, or portfolio in which the Division invests. The investment income ratio is calculated as a weighted average ratio since the
    Division may invest in two or more share classes, within the underlying fund, series, or portfolio of the Trusts which may have unique investment income ratios.

(2) These amounts represent annualized Contract expenses of each of the applicable Divisions, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to
    Contract owner accounts through the redemption of units and expenses of the underlying fund, series, or portfolio have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, series, or portfolio, and expenses assessed through the reduction of unit values.
    These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable
    Division.

9.  SUBSEQUENT EVENT

Since December 31, 2019, the COVID-19 virus has caused a pandemic, and governments and businesses have taken measures such as travel bans, quarantines, and social distancing to combat the spread of the virus. These have disrupted business activity, as well as causing economic slowdown and significant volatility in financial markets. The Company cannot determine or estimate the extent to which these events have affected the Separate Account's operations, business, financial results, or financial condition.

                                    E-112
                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

              Item 8. Financial Statements and Supplementary Data

        Index to Consolidated Financial Statements, Notes and Schedules

                                                                           Page
                                                                          ------
Report of Independent Registered Public Accounting Firm..................      2
Financial Statements at December 31, 2019 and 2018 and for the Years
  Ended December 31, 2019, 2018 and 2017:

     Note 1 -- Business, Basis of Presentation and Summary of

     Note 4 -- Deferred Policy Acquisition Costs, Value of Business

Financial Statement Schedules at December 31, 2019 and 2018 and for
  the Years Ended December 31, 2019, 2018 and 2017:
  Schedule I -- Consolidated Summary of Investments -- Other Than

                                    MLIC-1

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the stockholder and the Board of Directors of Metropolitan Life Insurance
Company

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated balance sheets of Metropolitan
Life Insurance Company and subsidiaries (the "Company") as of December 31, 2019 and 2018, the related consolidated statements of operations, comprehensive income (loss), equity, and cash flows for each of the three years in the period ended December 31, 2019, and the related notes and the schedules listed in the
Index to Consolidated Financial Statements, Notes and Schedules (collectively referred to as the "consolidated financial statements"). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2019 and 2018, and the
results of its operations and its cash flows for each of the three years in the period ended December 31, 2019, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board
(United States) (PCAOB) and are required to be independent with respect to the
Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP
New York, New York
March 9, 2020

We have served as the Company's auditor since at least 1968; however, an earlier year could not be reliably determined.

                                    MLIC-2

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2019 and 2018

                (In millions, except share and per share data)

                                                        2019          2018
                                                    ------------- -------------
 Assets
 Investments:
 Fixed maturity securities available-for-sale, at
  estimated fair value (amortized cost: $154,397
  and $155,175, respectively)......................  $    169,564  $    159,073
 Mortgage loans (net of valuation allowances of
  $289 and $291, respectively; includes $210 and
  $210, respectively, relating to variable
  interest entities; includes $188 and $299,
  respectively, under the fair value option and
  $59 and $0, respectively, of mortgage loans
  held-for-sale)...................................        65,549        63,687
 Policy loans......................................         6,100         6,061
 Real estate and real estate joint ventures
  (includes $1,378 and $1,394, respectively,
  relating to variable interest entities and $127
  and $0, respectively, under the fair value
  option)..........................................         6,659         6,152
 Other limited partnership interests...............         4,954         4,481
 Short-term investments, at estimated fair value...         1,883         1,506
 Other invested assets (includes $1,085 and
  $1,130, respectively, of leveraged and direct
  financing leases and $94 and $113, respectively,
  relating to variable interest entities)..........        16,979        16,463
                                                    ------------- -------------
   Total investments...............................       271,688       257,423
 Cash and cash equivalents, principally at
  estimated fair value (includes $5 and $14,
  respectively, relating to variable interest
  entities)........................................         8,927         6,882
 Accrued investment income (includes $1 and $1,
  respectively, relating to variable interest
  entities)........................................         1,987         2,050
 Premiums, reinsurance and other receivables
  (includes $3 and $2, respectively, relating to
  variable interest entities)......................        22,435        21,829
 Deferred policy acquisition costs and value of
  business acquired................................         3,453         4,117
 Deferred income tax asset.........................            --            43
 Other assets (includes $2 and $2, respectively,
  relating to variable interest entities)..........         4,460         3,723
 Separate account assets...........................       117,867       110,850
                                                    ------------- -------------
   Total assets....................................  $    430,817  $    406,917
                                                    ============= =============
 Liabilities and Equity
 Liabilities
 Future policy benefits............................  $    128,304  $    126,099
 Policyholder account balances.....................        91,708        90,656
 Other policy-related balances.....................         7,732         7,264
 Policyholder dividends payable....................           495           494
 Policyholder dividend obligation..................         2,020           428
 Payables for collateral under securities loaned
  and other transactions...........................        20,365        18,472
 Short-term debt...................................           128           129
 Long-term debt (includes $5 and $5, respectively,
  at estimated fair value, relating to variable
  interest entities)...............................         1,548         1,567
 Current income tax payable........................           388           611
 Deferred income tax liability.....................         1,568            --
 Other liabilities.................................        26,082        24,620
 Separate account liabilities......................       117,867       110,850
                                                    ------------- -------------
   Total liabilities...............................       398,205       381,190
                                                    ------------- -------------
 Contingencies, Commitments and Guarantees (Note
  16)
 Equity
 Metropolitan Life Insurance Company stockholder's
  equity:
 Common stock, par value $0.01 per share;
  1,000,000,000 shares authorized; 494,466,664
  shares issued and outstanding....................             5             5
 Additional paid-in capital........................        12,455        12,450
 Retained earnings.................................         9,943         9,512
 Accumulated other comprehensive income (loss).....        10,025         3,562
                                                    ------------- -------------
   Total Metropolitan Life Insurance Company
    stockholder's equity...........................        32,428        25,529
 Noncontrolling interests..........................           184           198
                                                    ------------- -------------
   Total equity....................................        32,612        25,727
                                                    ------------- -------------
   Total liabilities and equity....................  $    430,817  $    406,917
                                                    ============= =============

       See accompanying notes to the consolidated financial statements.

                                    MLIC-3

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2019, 2018 and 2017

                                 (In millions)

                                                       2019          2018         2017
                                                   ------------  ------------ ------------
Revenues
Premiums..........................................  $    21,608   $    26,613  $    22,925
Universal life and investment-type product policy
 fees.............................................        2,037         2,124        2,227
Net investment income.............................       10,973        10,919       10,513
Other revenues....................................        1,573         1,586        1,570
Net investment gains (losses).....................          346           153          334
Net derivative gains (losses).....................         (288)          766         (344)
                                                   ------------  ------------ ------------
 Total revenues...................................       36,249        42,161       37,225
                                                   ------------  ------------ ------------
Expenses
Policyholder benefits and claims..................       24,051        29,097       25,792
Interest credited to policyholder account balances        2,624         2,479        2,235
Policyholder dividends............................        1,038         1,085        1,097
Other expenses....................................        4,976         5,191        5,135
                                                   ------------  ------------ ------------
 Total expenses...................................       32,689        37,852       34,259
                                                   ------------  ------------ ------------
 Income (loss) before provision for income tax....        3,560         4,309        2,966
Provision for income tax expense (benefit)........          148           173         (561)
                                                   ------------  ------------ ------------
 Net income (loss)................................        3,412         4,136        3,527
Less: Net income (loss) attributable to
 noncontrolling interests.........................           (6)            6            2
                                                   ------------  ------------ ------------
 Net income (loss) attributable to Metropolitan
   Life Insurance Company.........................  $     3,418   $     4,130  $     3,525
                                                   ============  ============ ============

       See accompanying notes to the consolidated financial statements.

                                    MLIC-4

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2019, 2018 and 2017

                                 (In millions)

                                                       2019         2018         2017
                                                   -----------  -----------  -----------
Net income (loss).................................  $    3,412   $    4,136   $    3,527
Other comprehensive income (loss):
Unrealized investment gains (losses), net of
 related offsets..................................       8,053       (6,318)       4,079
Unrealized gains (losses) on derivatives..........         279          346         (848)
Foreign currency translation adjustments..........         (32)         (20)          26
Defined benefit plans adjustment..................        (143)       2,409          129
                                                   -----------  -----------  -----------
 Other comprehensive income (loss), before income
   tax............................................       8,157       (3,583)       3,386
Income tax (expense) benefit related to items of
 other comprehensive income (loss)................      (1,711)         793       (1,077)
                                                   -----------  -----------  -----------
 Other comprehensive income (loss), net of income
   tax............................................       6,446       (2,790)       2,309
                                                   -----------  -----------  -----------
Comprehensive income (loss).......................       9,858        1,346        5,836
Less: Comprehensive income (loss) attributable to
 noncontrolling interest, net of income tax.......          (6)           6            2
                                                   -----------  -----------  -----------
 Comprehensive income (loss) attributable to
   Metropolitan Life Insurance Company............  $    9,864   $    1,340   $    5,834
                                                   ===========  ===========  ===========

       See accompanying notes to the consolidated financial statements.

                                    MLIC-5

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                       Consolidated Statements of Equity
             For the Years Ended December 31, 2019, 2018 and 2017

                                 (In millions)

                                                                  Accumulated           Total
                                         Additional                  Other        Metropolitan Life
                                Common    Paid-in      Retained   Comprehensive   Insurance Company    Noncontrolling   Total
                                Stock     Capital     Earnings   Income (Loss)   Stockholder's Equity    Interests      Equity
                               -------- -----------  ----------  -------------- --------------------- --------------- ---------
Balance at December 31, 2016.. $      5 $    14,413  $    9,033   $     3,119      $       26,570        $     190    $  26,760
Capital contributions from
 MetLife, Inc.................                    6                                             6                             6
Returns of capital............                  (20)                                          (20)                          (20)
Purchase of operating joint
 venture interest from former
 affiliate....................                 (249)                                         (249)                         (249)
Dividends to MetLife, Inc.....                           (2,523)                           (2,523)                       (2,523)
Change in equity of
 noncontrolling interests.....                                                                 --              (49)         (49)
Net income (loss).............                            3,525                             3,525                2        3,527
Other comprehensive income
 (loss), net of income tax....                                          2,309               2,309                         2,309
                               -------- -----------  ----------   -----------      --------------        ---------    ---------
Balance at December 31, 2017..        5      14,150      10,035         5,428              29,618              143       29,761
Cumulative effects of changes
 in accounting principles,
 net of income tax (Note 1)...                             (917)          924                   7                             7
                               -------- -----------  ----------   -----------      --------------        ---------    ---------
Balance at January 1, 2018....        5      14,150       9,118         6,352              29,625              143       29,768
Capital contributions from
 MetLife, Inc.................                   74                                            74                            74
Returns of capital............                   (2)                                           (2)                           (2)
Transfer of employee benefit
 plans to an affiliate (Note
 14)..........................               (1,772)                                       (1,772)                       (1,772)
Dividends to MetLife, Inc.....                           (3,736)                           (3,736)                       (3,736)
Change in equity of
 noncontrolling interests.....                                                                 --               49           49
Net income (loss).............                            4,130                             4,130                6        4,136
Other comprehensive income
 (loss), net of income tax....                                         (2,790)             (2,790)                       (2,790)
                               -------- -----------  ----------   -----------      --------------        ---------    ---------
Balance at December 31, 2018..        5      12,450       9,512         3,562              25,529              198       25,727
Cumulative effects of changes
 in accounting principles,
 net of income tax (Note 1)...                               78            17                  95                            95
                               -------- -----------  ----------   -----------      --------------        ---------    ---------
Balance at January 1, 2019....        5      12,450       9,590         3,579              25,624              198       25,822
Capital contributions from
 MetLife, Inc.................                    5                                             5                             5
Dividends to MetLife, Inc.....                           (3,065)                           (3,065)                       (3,065)
Change in equity of
 noncontrolling interests.....                                                                 --               (8)          (8)
Net income (loss).............                            3,418                             3,418               (6)       3,412
Other comprehensive income
 (loss), net of income tax....                                          6,446               6,446                         6,446
                               -------- -----------  ----------   -----------      --------------        ---------    ---------
Balance at December 31, 2019.. $      5 $    12,455  $    9,943   $    10,025      $       32,428        $     184    $  32,612
                               ======== ===========  ==========   ===========      ==============        =========    =========

       See accompanying notes to the consolidated financial statements.

                                    MLIC-6

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2019, 2018 and 2017

                                 (In millions)

                                                        2019            2018            2017
                                                  ---------------  --------------  --------------
Cash flows from operating activities
Net income (loss)................................ $         3,412  $        4,136  $        3,527
Adjustments to reconcile net income (loss) to
 net cash provided by (used in) operating
 activities:
 Depreciation and amortization expenses..........              99             264             395
 Amortization of premiums and accretion of
  discounts associated with investments, net.....            (823)           (907)           (823)
 (Gains) losses on investments and from sales of
  businesses, net................................            (346)           (153)           (334)
 (Gains) losses on derivatives, net..............             499            (346)            900
 (Income) loss from equity method investments,
  net of dividends or distributions..............             366             375             314
 Interest credited to policyholder account
  balances.......................................           2,624           2,479           2,235
 Universal life and investment-type product
  policy fees....................................          (2,037)         (2,124)         (2,227)
 Change in fair value option and trading
  securities.....................................            (151)              3              17
 Change in accrued investment income.............              45              11             (40)
 Change in premiums, reinsurance and other
  receivables....................................            (200)           (309)            277
 Change in deferred policy acquisition costs and
  value of business acquired, net................             197             436             180
 Change in income tax............................            (351)            911          (2,200)
 Change in other assets..........................             961             947             309
 Change in insurance-related liabilities and
  policy-related balances........................           1,571           3,997           4,029
 Change in other liabilities.....................             277          (1,675)           (156)
 Other, net......................................              (1)            (19)            (49)
                                                  ---------------  --------------  --------------
  Net cash provided by (used in) operating
    activities...................................           6,142           8,026           6,354
                                                  ---------------  --------------  --------------
Cash flows from investing activities
Sales, maturities and repayments of:
 Fixed maturity securities available-for-sale....          49,464          67,609          53,984
 Equity securities...............................             183             135             831
 Mortgage loans..................................          11,482           8,908           8,810
 Real estate and real estate joint ventures......           1,101           1,131             955
 Other limited partnership interests.............             494             479             565
Purchases and originations of:
 Fixed maturity securities available-for-sale....         (48,421)        (61,109)        (55,973)
 Equity securities...............................             (49)           (161)           (607)
 Mortgage loans..................................         (13,458)        (13,968)        (10,680)
 Real estate and real estate joint ventures......          (1,443)           (463)           (885)
 Other limited partnership interests.............            (971)           (871)           (794)
Cash received in connection with freestanding
 derivatives.....................................           1,759           1,798           1,661
Cash paid in connection with freestanding
 derivatives.....................................          (1,957)         (2,258)         (2,688)
Net change in policy loans.......................             (39)            (55)            (61)
Net change in short-term investments.............            (377)          1,671           1,623
Net change in other invested assets..............              (8)            351            (177)
Net change in property, equipment and leasehold
 improvements....................................              60             209            (177)
Other, net.......................................              (4)              4              --
                                                  ---------------  --------------  --------------
 Net cash provided by (used in) investing
  activities..................................... $        (2,184) $        3,410  $       (3,613)
                                                  ---------------  --------------  --------------

       See accompanying notes to the consolidated financial statements.

                                    MLIC-7

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

             Consolidated Statements of Cash Flows -- (continued)
             For the Years Ended December 31, 2019, 2018 and 2017

                                 (In millions)

                                                        2019             2018             2017
                                                  ---------------  ---------------  ---------------
Cash flows from financing activities
Policyholder account balances:
  Deposits....................................... $        74,049  $        74,550  $        70,258
  Withdrawals....................................         (74,571)         (78,746)         (70,215)
Net change in payables for collateral under
 securities loaned and other transactions........           1,893           (1,399)            (525)
Long-term debt issued............................              --               24              169
Long-term debt repaid............................             (28)            (109)             (92)
Financing element on certain derivative
 instruments and other derivative related
 transactions, net...............................            (175)            (149)            (300)
Dividends paid to MetLife, Inc...................          (3,065)          (3,736)          (2,523)
Return of capital associated with the purchase
 of operating joint venture interest from an
 affiliate.......................................              --               --             (249)
Other, net.......................................             (19)             (54)              88
                                                  ---------------  ---------------  ---------------
  Net cash provided by (used in) financing
   activities....................................          (1,916)          (9,619)          (3,389)
                                                  ---------------  ---------------  ---------------
Effect of change in foreign currency exchange
 rates on cash and cash equivalents balances.....               3               (4)               3
                                                  ---------------  ---------------  ---------------
  Change in cash and cash equivalents............           2,045            1,813             (645)
Cash and cash equivalents, beginning of year.....           6,882            5,069            5,714
                                                  ---------------  ---------------  ---------------
  Cash and cash equivalents, end of year......... $         8,927  $         6,882  $         5,069
                                                  ===============  ===============  ===============
Supplemental disclosures of cash flow information
Net cash paid (received) for:
Interest......................................... $           104  $           107  $           105
                                                  ===============  ===============  ===============
Income tax....................................... $           552  $           483  $         1,693
                                                  ===============  ===============  ===============
Non-cash transactions
Capital contributions from MetLife, Inc.......... $             5  $            74  $             6
                                                  ===============  ===============  ===============
Returns of capital............................... $            --  $            --  $            15
                                                  ===============  ===============  ===============
Operating lease liability associated with the
 recognition of right-of-use assets.............. $           152  $            --  $            --
                                                  ===============  ===============  ===============
Transfer of employee benefit plans to an
 affiliate....................................... $            --  $         1,772  $            --
                                                  ===============  ===============  ===============
Fixed maturity securities available-for-sale
 received in connection with pension risk
 transfer transactions........................... $            --  $         3,016  $            --
                                                  ===============  ===============  ===============
Reclassification of certain equity securities to
 other invested assets........................... $            --  $           733  $            --
                                                  ===============  ===============  ===============
Transfer of fixed maturity securities
 available-for-sale from affiliates.............. $            --  $            --  $           292
                                                  ===============  ===============  ===============

       See accompanying notes to the consolidated financial statements.

                                    MLIC-8

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

  Metropolitan Life Insurance Company and its subsidiaries (collectively,
"MLIC" or the "Company") is a provider of insurance, annuities, employee benefits and asset management and is organized into two segments: U.S. and
MetLife Holdings. Metropolitan Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc. (MetLife, Inc., together with its subsidiaries and affiliates, "MetLife").

Basis of Presentation

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported on the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the
Company's business and operations. Actual results could differ from these estimates.

  Consolidation

    The accompanying consolidated financial statements include the accounts of
  Metropolitan Life Insurance Company and its subsidiaries, as well as partnerships and joint ventures in which the Company has control, and variable interest entities ("VIEs") for which the Company is the primary beneficiary. Intercompany accounts and transactions have been eliminated.

    Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  Separate Accounts

    Separate accounts are established in conformity with insurance laws.
  Generally, the assets of the separate accounts cannot be used to settle the liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

  .   such separate accounts are legally recognized;

  .   assets supporting the contract liabilities are legally insulated from the
      Company's general account liabilities;

  .   investment objectives are directed by the contractholder; and

  .   all investment performance, net of contract fees and assessments, is passed through to the contractholder.

    The Company reports separate account assets at their fair value, which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line on the statements of operations. Separate accounts credited with a contractual investment return are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the general account.

    The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees on the statements of operations.

  Reclassifications

    Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform to the current year presentation as discussed throughout the Notes to the Consolidated
  Financial Statements.

                                    MLIC-9

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

Summary of Significant Accounting Policies

  The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

---------------------------------------------------------------------------------------------
Accounting Policy                                                                        Note
---------------------------------------------------------------------------------------------
Insurance                                                                               3
---------------------------------------------------------------------------------------------
Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles     4
---------------------------------------------------------------------------------------------
Reinsurance                                                                             5
---------------------------------------------------------------------------------------------
Investments                                                                             7
---------------------------------------------------------------------------------------------
Derivatives                                                                             8
---------------------------------------------------------------------------------------------
Fair Value                                                                              9
---------------------------------------------------------------------------------------------
Employee Benefit Plans                                                                  14
---------------------------------------------------------------------------------------------
Income Tax                                                                              15
---------------------------------------------------------------------------------------------
Litigation Contingencies                                                                16
---------------------------------------------------------------------------------------------

  Insurance

   Future Policy Benefit Liabilities and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid, reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards.
   Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long-duration insurance contracts, assumptions such as mortality, morbidity and interest rates are
   "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation.

     Premium deficiency reserves may also be established for short-duration contracts to provide for expected future losses. These reserves are based on actuarial estimates of the amount of loss inherent in that period, including losses incurred for which claims have not been reported. The provisions for unreported claims are calculated using studies that measure the historical length of time between the incurred date of a claim and its eventual reporting to the Company. Anticipated investment income is considered in the calculation of premium deficiency losses for short-duration contracts.

     Liabilities for universal and variable life policies with secondary guarantees and paid-up guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the life of the contract based on total expected assessments. The assumptions used in estimating the secondary and paid-up guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC"), and are thus subject to the same variability and risk as further discussed herein. The assumptions of investment performance and volatility for variable products are consistent with historical experience of appropriate underlying equity indices, such as the S&P Global Ratings ("S&P") 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company regularly reviews its estimates of liabilities for future policy benefits and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

     Policyholder account balances relate to contracts or contract features where the Company has no significant insurance risk.

                                    MLIC-10

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

     The Company issues directly and assumes through reinsurance variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit adjusted for withdrawals. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid.
   Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of a specific insurable event, or (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or
   (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

     Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the life-contingent portion of guaranteed minimum withdrawal benefits ("GMWBs"), elective annuitizations of guaranteed minimum income benefits ("GMIBs"), and the life contingent portion of GMIBs that require annuitization when the account balance goes to zero.

     Guarantees accounted for as embedded derivatives in policyholder account balances include guaranteed minimum accumulation benefits ("GMABs"), the non-life contingent portion of GMWBs and certain non-life contingent portions of GMIBs. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

   Other Policy-Related Balances

     Other policy-related balances include policy and contract claims, premiums received in advance, unearned revenue liabilities, obligations assumed under structured settlement assignments, policyholder dividends due and unpaid, and policyholder dividends left on deposit.

     The liability for policy and contract claims generally relates to incurred but not reported ("IBNR") death, disability, and dental claims. In addition, included in other policy-related balances are claims which have been reported but not yet settled for death, disability and dental. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of
   IBNR claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The Company accounts for the prepayment of premiums on its individual life, group life and health contracts as premiums received in advance and applies the cash received to premiums when due.

     The unearned revenue liability relates to universal life and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits and margins, similar to DAC as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

     See Note 3 for additional information on obligations assumed under structured settlement assignments.

   Recognition of Insurance Revenues and Deposits

     Premiums related to traditional life and annuity contracts with life contingencies are recognized as revenues when due from policyholders.
   Policyholder benefits and expenses are provided to recognize profits over the estimated lives of the insurance policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into earnings in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Premiums related to short-duration non-medical health, disability and accident & health contracts are recognized on a pro rata basis over the applicable contract term.

                                    MLIC-11

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

     Deposits related to universal life and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related policyholder account balances.

     All revenues and expenses are presented net of reinsurance, as applicable.

  Deferred Policy Acquisition Costs, Value of Business Acquired and Other
Intangibles

    The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

  .   incremental direct costs of contract acquisition, such as commissions;

  .   the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed; and

  .   other essential direct costs that would not have been incurred had a policy not been acquired or renewed.

    All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

    Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience with the purchased business may vary from these projections.

    DAC and VOBA are amortized as follows:

 Products:                              In proportion to the following over
                                        estimated lives of the contracts:
 ------------------------------------------------------------------------------
 . Nonparticipating and                   Actual and expected future gross
   non-dividend-paying traditional        premiums.
   contracts:
  .  Term insurance
  .  Nonparticipating whole life
     insurance
  .  Traditional group life insurance
  .  Non-medical health insurance
 ------------------------------------------------------------------------------
 . Participating, dividend-paying         Actual and expected future gross
   traditional contracts                  margins.
 ------------------------------------------------------------------------------
 . Fixed and variable universal life      Actual and expected future gross
   contracts                              profits.
 . Fixed and variable deferred annuity
   contracts

    See Note 4 for additional information on DAC and VOBA amortization.
  Amortization of DAC and VOBA is included in other expenses.

    The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated on the financial statements for reporting purposes.

    The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potential recoverability issue exists, the Company reviews deferred sales inducements ("DSI") to determine the recoverability of the asset.

                                    MLIC-12

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

    Value of distribution agreements acquired ("VODA") is reported in other assets and represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. Value of customer relationships acquired ("VOCRA") is also reported in other assets and represents the present value of the expected future profits associated with the expected future business acquired through existing customers of the acquired company or business. The VODA and VOCRA associated with past business combinations are amortized over useful lives ranging from 10 to 30 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews VODA and VOCRA to determine whether the asset is impaired.

  Reinsurance

    For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

    For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity, and to other liabilities when there is a loss at inception.
  The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception, and as policyholder benefits and claims when there is a loss at inception and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums; and ceded (assumed)
  premiums, reinsurance and other receivables (future policy benefits) are established.

    For prospective reinsurance of short-duration contracts that meet the criteria for reinsurance accounting, amounts paid (received) are recorded as ceded (assumed) premiums and ceded (assumed) unearned premiums. Unearned premiums are reflected as a component of premiums, reinsurance and other receivables (future policy benefits). Such amounts are amortized through earned premiums over the remaining contract period in proportion to the amount of insurance protection provided. For retroactive reinsurance of short-duration contracts that meet the criteria for reinsurance accounting, amounts paid (received) in excess of the related insurance liabilities ceded (assumed) are recognized immediately as a loss and are reported in the appropriate line item within the statement of operations. Any gain on such retroactive agreement is deferred and is amortized as part of DAC, primarily using the recovery method.

    Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated
  net of allowances for uncollectible reinsurance.

    The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The
  Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

    Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance

                                    MLIC-13

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

  and other receivables with changes in estimated fair value reported in net derivative gains (losses). Certain assumed GMWB, GMAB and GMIB are also accounted for as embedded derivatives with changes in estimated fair value reported in net derivative gains (losses).

    If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

  Investments

   Net Investment Income and Net Investment Gains (Losses)

     Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

   Fixed Maturity Securities

     The majority of the Company's fixed maturity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value.
   Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policy-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Sales of securities are determined on a specific identification basis.

     Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premium and accretion of discount, and is based on the estimated economic life of the securities, which for mortgage-backed and asset-backed securities considers the estimated timing and amount of prepayments of the underlying loans. See Note 7 "-- Fixed Maturity
   Securities AFS -- Methodology for Amortization of Premium and Accretion of
   Discount on Structured Products." The amortization of premium and accretion of discount also takes into consideration call and maturity dates.

     The Company periodically evaluates these securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age as described in Note 7 "-- Fixed Maturity Securities
   AFS -- Evaluation of Fixed Maturity Securities AFS for OTTI and Evaluating
   Temporarily Impaired Fixed Maturity Securities AFS."

     For securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings within net investment gains
   (losses) when it is anticipated that the amortized cost will not be recovered. When either: (i) the Company has the intent to sell the security;
   or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value.
   If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

   Mortgage Loans

     The Company disaggregates its mortgage loan investments into three portfolio segments: commercial, agricultural and residential. The accounting policies that are applicable to all portfolio segments are presented below and the accounting policies related to each of the portfolio segments are included in Note 7.

                                    MLIC-14

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

     Mortgage loans held-for-investment are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premium and accretion of discount.

     Also included in mortgage loans held-for-investment are residential mortgage loans for which the fair value option ("FVO") was elected, and which are stated at estimated fair value. Changes in estimated fair value are recognized in net investment income.

     Mortgage loans held-for-sale that were previously designated as held-for-investment, but now are designated as held-for-sale and mortgage loans originated with the intent to sell for which FVO was not elected, are stated at the lower of amortized cost or estimated fair value.

   Policy Loans

     Policy loans are stated at unpaid principal balances. Interest income is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal and accrued interest are deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

   Real Estate

     Real estate held-for-investment is stated at cost less accumulated depreciation. Depreciation is recorded on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company periodically reviews its real estate held-for-investment for impairment and tests for recoverability whenever events or changes in circumstances indicate the carrying value may not be recoverable. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, which is generally computed using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks.

     Real estate for which the Company commits to a plan to sell within one year and actively markets in its current condition for a reasonable price in comparison to its estimated fair value is classified as held-for-sale. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs and is not depreciated.

   Real Estate Joint Ventures and Other Limited Partnership Interests

     The Company uses the equity method of accounting or the FVO for real estate joint ventures and other limited partnership interests ("investee")
   when it has more than a minor ownership interest or more than a minor influence over the investee's operations. The Company generally recognizes its share of the investee's earnings in net investment income on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period.

     The Company accounts for its interest in real estate joint ventures and other limited partnership interests in which it has virtually no influence over the investee's operations at estimated fair value. Changes in estimated fair value of these investments are included in net investment gains
   (losses). Because of the nature and structure of these investments, they do not meet the characteristics of an equity security in accordance with applicable accounting standards.

     The Company routinely evaluates its equity method investments for impairment. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred.

                                    MLIC-15

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

   Short-term Investments

     Short-term investments include highly liquid securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase. Securities included within short-term investments are stated at estimated fair value, while other investments included within short-term investments are stated at amortized cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

   Other Invested Assets

      Other invested assets consist principally of the following:

   .  Freestanding derivatives with positive estimated fair values which are described in "-- Derivatives" below.

   .  Affiliated investments include affiliated loans and affiliated preferred stock. Affiliated loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount. Interest income is recognized using an effective yield method giving effect to amortization of premium and accretion of discount. Affiliated preferred stock is stated at cost.
      Dividends are recognized in net investment income when declared.

   .  Tax credit and renewable energy partnerships which derive a significant source of investment return in the form of income tax credits or other tax incentives. Where tax credits are guaranteed by a creditworthy third party, the investment is accounted for under the effective yield method.
      Otherwise, the investment is accounted for under the equity method. See
      Note 15.

   .  Annuities funding structured settlement claims represent annuities funding claims assumed by the Company in its capacity as a structured settlements assignment company. The annuities are stated at their contract value, which represents the present value of the future periodic claim payments to be provided. The net investment income recognized reflects the amortization of discount of the annuity at its implied effective interest rate. See Note 3.

   .  Leveraged leases net investment is equal to the minimum lease payments plus the unguaranteed residual value, less the unearned income, and is recorded net of non-recourse debt. Income is determined by applying the leveraged lease's estimated rate of return to the net investment in the lease in those periods in which the net investment at the beginning of the period is positive. Leveraged leases derive investment returns in part from their income tax treatment. The Company regularly reviews residual values for impairment.

   .  Investments in Federal Home Loan Bank ("FHLB") common stock are carried at redemption value and are considered restricted investments until redeemed by the respective regional FHLBs.

   .  Equity securities are reported at their estimated fair value, with changes in estimated fair value included in net investment gains
      (losses). Sales of securities are determined on a specific identification basis. Dividends are recognized in net investment income when declared.

   .  Fair value option securities ("FVO Securities") are primarily investments in fixed maturity securities held-for-investment that are managed on a total return basis where the FVO has been elected, with changes in estimated fair value included in net investment income.

   .  Investment in an operating joint venture that engages in insurance underwriting activities accounted for under the equity method.

   .  Direct financing leases net investment is equal to the minimum lease payments plus the unguaranteed residual value, less unearned income.
      Income is determined by applying the pre-tax internal rate of return to the investment balance. The Company regularly reviews lease receivables for impairment.

   .  Funds withheld represent a receivable for amounts contractually withheld by ceding companies in accordance with reinsurance agreements. The
      Company recognizes interest on funds withheld at rates defined by the terms of the agreement which may be contractually specified or directly related to the underlying investments.

                                    MLIC-16

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

   Securities Lending and Repurchase Agreements

     The Company accounts for securities lending transactions and repurchase agreements as financing arrangements and the associated liability is recorded at the amount of cash received. Income and expenses associated with securities lending transactions and repurchase agreements are reported as investment income and investment expense, respectively, within net investment income.

   Securities Lending

     The Company enters into securities lending transactions, whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks. The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. Securities loaned under such transactions may be sold or re-pledged by the transferee. The Company is liable to return to the counterparties the cash collateral received.
   Security collateral on deposit from counterparties in connection with securities lending transactions may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the Company's consolidated financial statements. The Company monitors the ratio of the collateral held to the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary throughout the duration of the loan.

   Repurchase Agreements

     The Company participates in short-term repurchase agreements with unaffiliated financial institutions. Under these agreements, the Company lends fixed maturity securities and receives cash as collateral in an amount generally equal to 95% to 100% of the estimated fair value of the securities loaned at the inception of the transaction. The Company monitors the ratio of the collateral held to the estimated fair value of the securities loaned throughout the duration of the transaction and additional collateral is obtained as necessary. Securities loaned under such transactions may be sold or re-pledged by the transferee.

  Derivatives

   Freestanding Derivatives

     Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the estimated fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

     Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivative's carrying value in other invested assets or other liabilities.

      If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except as follows:

Statement of Operations Presentation:  Derivative:
-----------------------------------------------------------------------------------------------------------
Policyholder benefits and claims       Economic hedges of variable annuity guarantees included in future policy benefits
-----------------------------------------------------------------------------------------------------------
Net investment income                  Economic hedges of equity method investments in joint ventures
-----------------------------------------------------------------------------------------------------------

   Hedge Accounting

      To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

  .   Fair value hedge -- a hedge of the estimated fair value of a recognized asset or liability -- in the same line item as the earnings effect of the hedged item. The carrying value of the hedged recognized asset or liability is adjusted for changes in its estimated fair value due to the hedged risk.

                                    MLIC-17

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

  .   Cash flow hedge -- a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability - in OCI and reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

     The changes in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported on the statement of operations within interest income or interest expense to match the location of the hedged item.

     In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item.
   Provided the hedged forecasted transaction is still probable of occurring, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable of occurring are recognized immediately in net investment gains
   (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

   Embedded Derivatives

      The Company issues certain insurance products, which include variable annuities, and investment contracts and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

   .  the combined instrument is not accounted for in its entirety at estimated fair value with changes in estimated fair value recorded in earnings;

   .  the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and

   .  a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

     Such embedded derivatives are carried on the balance sheet at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses). If the Company is unable to properly

                                    MLIC-18

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

   identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income.
   Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

  Fair Value

    Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

    Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such unadjusted quoted prices are not available, estimated fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management's judgment are used to determine the estimated fair value of assets and liabilities.

  Employee Benefit Plans

    Through September 30, 2018, the Company sponsored various qualified and nonqualified defined benefit pension plans and other postretirement employee benefit plans covering employees who meet specified eligibility requirements of the sponsor and its participating affiliates. A December 31 measurement date is used for all of the Company's defined benefit pension and other postretirement benefit plans.

    As of October 1, 2018, except for the nonqualified defined benefit pension plan, the plan sponsor was changed from the Company to an affiliate.
  Following such change, the Company remains a participating affiliate in these plans. Accordingly, beginning October 1, 2018, the Company's obligation and expense related to such plans is limited to the amount of associated expense allocated to it as a participating affiliate.

    The Company recognizes the funded status of each of its defined benefit pension and other postretirement benefit plans, measured as the difference between the fair value of plan assets and the benefit obligation, which is the projected benefit obligation ("PBO") for pension benefits and the accumulated postretirement benefit obligation ("APBO") for other postretirement benefits in other assets or other liabilities.

    Actuarial gains and losses result from differences between the actual experience and the assumed experience on plan assets or PBO during a particular period and are recorded in accumulated OCI ("AOCI"). To the extent such gains and losses exceed 10% of the greater of the PBO or the estimated fair value of plan assets, the excess is amortized into net periodic benefit costs, generally over the average projected future service years of the active employees. In addition, prior service costs (credit) are recognized in
  AOCI at the time of the amendment and then amortized to net periodic benefit costs over the average projected future service years of the active employees.

    Net periodic benefit costs are determined using management's estimates and actuarial assumptions and are comprised of service cost, interest cost, settlement and curtailment costs, expected return on plan assets, amortization of net actuarial (gains) losses, and amortization of prior service costs (credit). Fair value is used to determine the expected return on plan assets.

    Through September 30, 2018, the Company also sponsored defined contribution plans for substantially all employees under which a portion of employee contributions is matched. Applicable matching contributions were made each payroll period. Accordingly, the Company recognized compensation cost for current matching contributions. As of October 1, 2018, except for the nonqualified defined contribution plan, the plan sponsor was changed from the
  Company to an affiliate.

                                    MLIC-19

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

    See Note 14 for information on the plan sponsor change.

  Income Tax

    Metropolitan Life Insurance Company and its includable subsidiaries join with MetLife, Inc. and its includable subsidiaries in filing a consolidated
  U.S. life insurance and non-life insurance federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Current taxes (and the benefits of tax attributes such as losses)
  are allocated to Metropolitan Life Insurance Company and its subsidiaries under the consolidated tax return regulations and a tax sharing agreement. Under the consolidated tax return regulations, MetLife, Inc. has elected the "percentage method" (and 100% under such method) of reimbursing companies for tax attributes, e.g., net operating losses. As a result, 100%
  of tax attributes are reimbursed by MetLife, Inc. to the extent that consolidated federal income tax of the consolidated federal tax return group is reduced in a year by tax attributes. On an annual basis, each of the profitable subsidiaries pays to MetLife, Inc. the federal income tax which it would have paid based upon that year's taxable income. If Metropolitan Life
  Insurance Company or its includable subsidiaries have current or prior deductions and credits (including but not limited to losses) which reduce the consolidated tax liability of the consolidated federal tax return group, the deductions and credits are characterized as realized (or realizable) by
  Metropolitan Life Insurance Company and its includable subsidiaries when those tax attributes are realized (or realizable) by the consolidated federal tax return group, even if Metropolitan Life Insurance Company or its includable subsidiaries would not have realized the attributes on a stand-alone basis under a "wait and see" method.

    The Company's accounting for income taxes represents management's best estimate of various events and transactions.

    Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

    The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established against deferred tax assets when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, the Company considers many factors, including:

  .   the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;

  .   the jurisdiction in which the deferred tax asset was generated;

  .   the length of time that carryforward can be utilized in the various taxing jurisdictions;

  .   future taxable income exclusive of reversing temporary differences and carryforwards;

  .   future reversals of existing taxable temporary differences;

  .   taxable income in prior carryback years; and

  .   tax planning strategies.

    The Company may be required to change its provision for income taxes when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, the effect of changes in tax laws, tax regulations, or interpretations of such laws or regulations, is recognized in net income tax expense (benefit) in the period of change.

    The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded on the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

                                    MLIC-20

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

    The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax expense.

    On December 22, 2017, President Trump signed into law H.R. 1, commonly referred to as the Tax Cuts and Jobs Act of 2017 ("U.S. Tax Reform"). See
  Note 15 for additional information on U.S. Tax Reform and related Staff
  Accounting Bulletin 118 ("SAB 118") provisional amounts.

  Litigation Contingencies

    The Company is a defendant in a large number of litigation matters and is involved in a number of regulatory investigations. Given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the
  Company's consolidated net income or cash flows in particular quarterly or annual periods. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated.
  Except as otherwise disclosed in Note 16, legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected on the
  Company's consolidated financial statements.

  Other Accounting Policies

   Stock-Based Compensation

     The Company recognizes stock-based compensation on its consolidated results of operations based on MetLife, Inc.'s allocation. MetLife, Inc.
   applies the accounting policies described below to determine those expenses.

     MetLife, Inc. grants certain employees stock-based compensation awards under various plans that are subject to specific vesting conditions. With the exception of performance shares granted in 2013 through 2018, and cash-payable awards, each of which are re-measured quarterly, MetLife, Inc.
   measures the cost of all stock-based transactions at fair value at grant date and recognizes it over the period during which a grantee must provide services in exchange for the award. Employees who meet certain age-and-service criteria receive payment or may exercise their awards regardless of ending employment. However, the award's payment or exercisability takes place at the originally-scheduled time, i.e., is not accelerated. As a result, the award does not require the employee to provide any substantive service after attaining those age-and-service criteria.
   Accordingly, MetLife, Inc. recognizes compensation expense related to stock-based awards from the beginning of the vesting to the earlier of the end of the vesting period or the date the employee attains the age-and-service criteria. MetLife, Inc. incorporates an estimation of future forfeitures of stock-based awards into the determination of compensation expense when recognizing expense over the requisite service period.

   Cash and Cash Equivalents

     The Company considers highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Securities included within cash equivalents are stated at estimated fair value, while other investments included within cash equivalents are stated at amortized cost, which approximates estimated fair value.

   Property, Equipment, Leasehold Improvements and Computer Software

     Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. The estimated life is generally 40 years for company occupied real estate property, from one to
   25 years for leasehold improvements, and from three to seven years for all other property and equipment. The cost basis of the property, equipment and leasehold improvements was $890 million and $926 million at December 31,
   2019 and 2018, respectively. Accumulated depreciation and amortization of property, equipment and leasehold improvements was $635 million and
   $572 million at December 31, 2019 and 2018, respectively. Related depreciation and amortization expense was $24 million, $81 million and
   $124 million for the years ended December 31, 2019, 2018 and 2017, respectively.

                                    MLIC-21

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $1.3 billion at both December 31, 2019 and 2018. Accumulated amortization of capitalized software was $1.3 billion at both December 31, 2019 and 2018. Related amortization expense was $0, $90 million and $164 million for the years ended December 31, 2019, 2018 and 2017, respectively.

     During the year ended December 31, 2018, the Company sold to an affiliate certain property, equipment, leasehold improvements and computer software at carrying value for a total of $785 million.

   Leases

     The Company, as lessee, has entered into various lease and sublease agreements for office space and equipment. At contract inception, the
   Company determines that an arrangement contains a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. For contracts that contain a lease, the
   Company recognizes the right-of-use ("ROU") asset in Other assets and the lease liability in Other liabilities. Leases with an initial term of 12 months or less are not recorded on the balance sheet.

     ROU assets represent the Company's right to use an underlying asset for the lease term and lease liabilities represent the Company's obligation to make lease payments arising from the lease. ROU assets and lease liabilities are determined using the Company's incremental borrowing rate based upon information available at commencement date to recognize the present value of lease payments over the lease term. ROU assets also include lease payments and excludes lease incentives. Lease terms may include options to extend or terminate the lease and are included in the lease measurement when it is reasonably certain that the Company will exercise that option.

     The Company has lease agreements with lease and non-lease components. The
   Company does not separate lease and non-lease components and accounts for these items as a single lease component for all asset classes.

     The majority of the Company's leases and subleases are operating leases related to office space. The Company recognizes lease expense for operating leases on a straight-line basis over the lease term.

   Other Revenues

     Other revenues primarily include fees related to service contracts from customers for prepaid legal plans, administrative services-only ("ASO")
   contracts, and recordkeeping and related services. Substantially all of the revenue from the services is recognized over time as the applicable services are provided or are made available to the customers. The revenue recognized includes variable consideration to the extent it is probable that a significant reversal will not occur. In addition to the service fees, other revenues also include certain stable value fees and reinsurance ceded. These fees are recognized as earned.

   Policyholder Dividends

     Policyholder dividends are approved annually by Metropolitan Life
   Insurance Company's Board of Directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by Metropolitan Life
   Insurance Company.

   Foreign Currency

     Assets, liabilities and operations of foreign affiliates and subsidiaries are recorded based on the functional currency of each entity. The determination of the functional currency is made based on the appropriate economic and management indicators. The local currencies of foreign operations are the functional currencies. Assets and liabilities of foreign affiliates and subsidiaries are translated from the functional currency to
   U.S. dollars at the exchange rates in effect at each year-end and revenues and expenses are translated at the average exchange rates during the year.
   The resulting translation adjustments are charged or credited directly to
   OCI, net of applicable taxes. Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

                                    MLIC-22

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

   Goodwill

     Goodwill, which is included in other assets, represents the future economic benefits arising from net assets acquired in a business combination that are not individually identified and recognized. Goodwill is calculated as the excess of cost over the estimated fair value of such net assets acquired, is not amortized, and is tested for impairment based on a fair value approach at least annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter based upon data as of the close of the second quarter. Goodwill associated with a business acquisition is not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

     The impairment test is performed at the reporting unit level, which is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there may be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business combination. The excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

     The Company tests goodwill for impairment by either performing a qualitative assessment or a quantitative test. The qualitative assessment is an assessment of historical information and relevant events and circumstances to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill. The Company may elect not to perform the qualitative assessment for some or all of its reporting units and perform a quantitative impairment test. In performing the quantitative impairment test, the Company may determine the fair values of its reporting units by applying a market multiple, discounted cash flow, and/or an actuarial based valuation approach.

     For the 2019 annual goodwill impairment tests, the Company concluded that goodwill was not impaired. The goodwill balance was $86 million and
   $70 million in the U.S. segment at December 31, 2019 and 2018, respectively.
   The goodwill balance was $31 million in the MetLife Holdings segment at both
   December 31, 2019 and 2018.

Recent Accounting Pronouncements

  Changes to GAAP are established by the Financial Accounting Standards Board
("FASB") in the form of accounting standards updates ("ASUs") to the FASB
Accounting Standards Codification. The Company considers the applicability and impact of all ASUs. The following tables provide a description of new ASUs issued by the FASB and the impact of the adoption on the Company's consolidated financial statements.

  Adoption of New Accounting Pronouncements

    Except as noted below, the ASUs adopted by the Company effective January 1,
  2019 did not have a material impact on its consolidated financial statements or disclosures.

     Standard                      Description                Effective Date and       Impact on Financial Statements
                                                              Method of Adoption
---------------------------------------------------------------------------------------------------------------------------
ASU 2018-14,         The new guidance removes certain         December 31, 2020.  The adoption of the new guidance did not
Compensation-        disclosures that no longer are           The Company early   have an impact on the Company's
Retirement           considered cost beneficial, clarifies    adopted using a     consolidated financial statements. The
Benefits-Defined     the specific requirements of certain     retrospective       Company has included updated disclosures
Benefit Plans-       disclosures, and adds disclosure         approach to all     within Note 14.
General (Subtopic    requirements identified as relevant for  periods presented.
715-20): Disclosure  employers that sponsor defined benefit
Framework-           pension or other postretirement plans.
Changes to the
Disclosure
Requirements for
Defined Benefit
Plans

                                    MLIC-23

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

     Standard                   Description               Effective Date and          Impact on Financial Statements
                                                          Method of Adoption
-----------------------------------------------------------------------------------------------------------------------------
ASU 2017-12,         The new guidance simplifies the     January 1, 2019. The  The adoption of the guidance resulted in an
Derivatives and      application of hedge accounting in  Company adopted       $18 million, net of income tax, increase to
Hedging              certain situations and amends the   using a modified      AOCI with a corresponding decrease to
(Topic 815):         hedge accounting model to enable    retrospective         retained earnings due to the reclassification
Targeted             entities to better portray the      approach.             of hedge ineffectiveness for cash flow
Improvements to      economics of their risk management                        hedging relationships existing as of
Accounting for       activities in their financial                             January 1, 2019. The Company has
Hedging Activities,  statements.                                               included expanded disclosures within
as clarified and                                                               Note 8.
amended by ASU
2019-04,
Codification
Improvements to
Topic 326,
Financial
Instruments --
Credit Losses,
Topic 815,
Derivatives and
Hedging, and
Topic 825,
Financial
Instruments
-----------------------------------------------------------------------------------------------------------------------------
ASU 2016-02,         The new guidance requires a lessee  January 1, 2019. The  The Company elected the package of
Leases (Topic 842),  to recognize assets and             Company adopted       practical expedients allowed under the
as clarified and     liabilities for leases with lease   using a modified      transition guidance. This allowed the
amended by ASU       terms of more than 12 months.       retrospective         Company to carry forward its historical
2018-10,             Leases are classified as finance    approach.             lease classification. In addition, the
Codification         or operating leases and both types                        Company elected all other practical
Improvements to      of leases are recognized on the                           expedients that were allowed under the
Topic 842, Leases,   balance sheet. Lessor accounting                          new guidance and were applicable,
ASU 2018-11,         remains largely unchanged from                            including the practical expedient to
Leases (Topic        previous guidance except for                              combine lease and non-lease components
842): Targeted       certain targeted changes. The new                         into one lease component for certain real
Improvements, and    guidance also requires new                                estate leases.
ASU 2018-20,         qualitative and quantitative                              The adoption of this guidance resulted in
Leases (Topic        disclosures. In July 2018, two                            the recording of additional net ROU assets
842): Narrow-        amendments to the new guidance                            and lease liabilities of approximately
Scope                were issued. The amendments                               $866 million and $950 million,
Improvements for     provide the option to adopt the                           respectively, as of January 1, 2019. The
Lessors              new guidance prospectively without                        reduction of ROU assets was a result of
                     adjusting comparative periods.                            adjustments for prepaid/deferred
                     Also, the amendments provide                              rent, unamortized initial direct costs and
                     lessors with a practical expedient                        impairment of certain ROU assets based on
                     not to separate lease and                                 the net present value of the remaining
                     non-lease components for certain                          minimum lease payments and sublease
                     operating leases. In December                             revenues. In addition, retained earnings
                     2018, an amendment was issued to                          increased by $95 million, net of income
                     clarify lessor accounting relating                        tax, as a result of the recognition of
                     to taxes, certain lessor's costs                          deferred gains on previous sale leaseback
                     and variable payments related to                          transactions. The guidance did not have a
                     both lease and non-lease                                  material impact on the Company's
                     components.                                               consolidated net income and cash flows.
                                                                               The Company has included expanded
                                                                               disclosures on the consolidated balance
                                                                               sheets and in Notes 7 and 10.

                                    MLIC-24

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

Future Adoption of New Accounting Pronouncements

  ASUs not listed below were assessed and either determined to be not applicable or are not expected to have a material impact on the Company's consolidated financial statements or disclosures. ASUs issued but not yet adopted as of December 31, 2019 that are currently being assessed and may or may not have a material impact on the Company's consolidated financial statements or disclosures are summarized in the table below.

-------------------------------------------------------------------------------------------------------------------------------
                                                                 Effective Date and
     Standard                      Description                   Method of Adoption         Impact on Financial Statements
-------------------------------------------------------------------------------------------------------------------------------
ASU 2019-12,         The new guidance simplifies the          January 1, 2021. The      The Company has started its
Income Taxes         accounting for income taxes by removing  new guidance should       implementation efforts and is
(Topic 740):         certain exceptions to the tax            be applied either on a    currently evaluating the impact of the
Simplifying the      accounting guidance and providing        retrospective, modified   new guidance on its consolidated
Accounting for       clarification to other specific tax      retrospective or          financial statements.
Income Taxes         accounting guidance to eliminate         prospective basis based
                     variations in practice. Specifically,    on what items the
                     it removes the exceptions related to     amendments relates to.
                     the a) incremental approach for          Early adoption is
                     intraperiod tax allocation when there    permitted.
                     is a loss from continuing operations
                     and income or a gain from other items,
                     b) recognition of a deferred tax
                     liability when foreign investment
                     ownership changes from equity method
                     investment to consolidated subsidiary
                     and vice versa and c) use of interim
                     period tax accounting for year-to-date
                     losses that exceed anticipated losses.
                     The guidance also simplifies the
                     application of the income tax guidance
                     for franchise taxes that are partially
                     based on income and the accounting for
                     tax law changes during interim periods,
                     clarifies the accounting for
                     transactions that result in a step-up
                     in tax basis of goodwill, provides for
                     the option to elect allocation of
                     consolidated income taxes to entities
                     disregarded by taxing authorities for
                     their stand-alone reporting, and
                     requires that an entity reflect the
                     effect of an enacted change in tax laws
                     or rates in the annual effective tax
                     rate computation in the interim period
                     that includes the enactment date.
-------------------------------------------------------------------------------------------------------------------------------
ASU 2018-15,         The new guidance requires a customer in  January 1, 2020. The      The new guidance will not have a
Intangibles --       a cloud computing arrangement that is a  new guidance can be       material impact on the Company's
Goodwill and         service contract to follow the           applied either            consolidated financial statements and
Other --             internal-use software guidance to        prospectively to          will be adopted prospectively.
Internal-Use         determine which implementation costs to  eligible costs incurred
Software (Subtopic   capitalize as an asset and which costs   on or after the
350-40): Customer's  to expense as incurred. Implementation   guidance is first
Accounting for       costs that are capitalized under the     applied, or
Implementation       new guidance are required to be          retrospectively to all
Costs Incurred in a  amortized over the term of the hosting   periods presented.
Cloud Computing      arrangement, beginning when the module
Arrangement That Is  or component of the hosting arrangement
a Service Contract   is ready for its intended use.
-------------------------------------------------------------------------------------------------------------------------------
ASU 2018-13, Fair    The new guidance modifies the            January 1, 2020.          As of December 31, 2018, the
Value Measurement    disclosure requirements on fair value    Amendments related to     Company early adopted the
(Topic 820):         by removing some requirements,           changes in unrealized     provisions of the guidance that
Disclosure           modifying others, adding changes in      gains and losses, the     removed the requirements relating to
Framework --         unrealized gains and losses included in  range and weighted        transfers between fair value
Changes to the       OCI for recurring Level 3 fair value     average of significant    hierarchy levels and certain
Disclosure           measurements, and under certain          unobservable inputs       disclosures about valuation processes
Requirements for     circumstances, providing the option to   used to develop           for Level 3 fair value measurements.
Fair Value           disclose certain other quantitative      Level 3 fair value        The Company will adopt the
Measurement          information with respect to significant  measurements, and the     remainder of the new guidance at the
                     unobservable inputs in lieu of a         narrative description of  effective date. The new guidance
                     weighted average.                        measurement               will not have a material impact on
                                                              uncertainty should be     the Company's consolidated
                                                              applied prospectively.    financial statements.
                                                              All other amendments
                                                              should be applied
                                                              retrospectively.
-------------------------------------------------------------------------------------------------------------------------------

                                    MLIC-25

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

-------------------------------------------------------------------------------------------------------------------------------
                                                                 Effective Date and
      Standard                      Description                  Method of Adoption         Impact on Financial Statements
-------------------------------------------------------------------------------------------------------------------------------
ASU 2018-12,          The new guidance (i) prescribes the      January 1, 2022, to be   The Company has started its
Financial             discount rate to be used in measuring    applied retrospectively  implementation efforts and is
Services --           the liability for future policy          to January 1, 2020       currently evaluating the impact of the
Insurance (Topic      benefits for traditional and limited     (with early adoption     new guidance. Given the nature and
944): Targeted        payment long-duration contracts, and     permitted).              extent of the required changes to a
Improvements to the   requires assumptions for those                                    significant portion of the Company's
Accounting for        liability valuations to be updated                                operations, the adoption of this
Long-Duration         after contract inception, (ii) requires                           guidance is expected to have a
Contracts, as         more market-based product guarantees on                           material impact on the Company's
amended by ASU        certain separate account and other                                consolidated financial statements.
2019-09, Financial    account balance long-duration contracts
Services --           to be accounted for at fair value,
Insurance (Topic      (iii) simplifies the amortization of
944): Effective Date  DAC for virtually all long-duration
                      contracts, and (iv) introduces certain
                      financial statement presentation
                      requirements, as well as significant
                      additional quantitative and qualitative
                      disclosures. The amendments in ASU
                      2019-09 defer the effective date of the
                      amendments in update 2018-12 for all
                      entities.
-------------------------------------------------------------------------------------------------------------------------------
ASU 2017-04,          The new guidance simplifies the current  January 1, 2020, to be   The new guidance will reduce the
Intangibles --        two-step goodwill impairment test by     applied on a             complexity involved with the
Goodwill and Other    eliminating Step 2 of the test. The new  prospective basis.       evaluation of goodwill for
(Topic 350):          guidance requires a one-step impairment                           impairment. The impact of the new
Simplifying the Test  test in which an entity compares the                              guidance will depend on the
for Goodwill          fair value of a reporting unit with its                           outcomes of future goodwill
Impairment            carrying amount and recognizes an                                 impairment tests.
                      impairment charge for the amount by
                      which the carrying amount exceeds the
                      reporting unit's fair value, if any.
-------------------------------------------------------------------------------------------------------------------------------
ASU 2016-13,          This new guidance requires an allowance  January 1, 2020, to be   The Company has finalized the
Financial             for credit losses based on the           applied on a modified    development of the credit loss
Instruments --        expectation of lifetime credit losses    retrospective basis,     models for its financing receivables
Credit Losses         on financing receivables carried at      which requires           carried at amortized cost. The
(Topic 326):          amortized cost, including, but not       transition adjustments   development of these credit loss
Measurement of        limited to, mortgage loans, premium      to be recorded as a      models included data input
Credit Losses on      receivables, reinsurance receivables     cumulative effect        validations, updates to information
Financial             and leases other than operating leases.  adjustment to retained   systems and enhanced policies and
Instruments, as       The current model for OTTI on AFS debt   earnings.                controls. At December 31, 2019, the
clarified and         securities has been modified and                                  allowance for credit losses was
amended by ASU        requires the recording of an allowance                            approximately 0.50% of the
2018-19,              for credit losses instead of a                                    amortized cost of financing
Codification          reduction of the carrying value. Any                              receivables in scope. The Company
Improvements to       improvements in expected future cash                              estimates that upon adoption, the
Topic 326,            flows will no longer be reflected as a                            allowance for credit losses will be
Financial             prospective yield adjustment, but                                 less than 1.00% of the amortized cost
Instruments --        instead will be reflected as a                                    of financing receivables in scope.
Credit Losses, ASU    reduction in the allowance. The new                               The increase in the allowance for
2019-04,              guidance also replaces the model for                              credit losses primarily relates to the
Codification          purchased credit impaired debt                                    Company's residential mortgage loan
Improvements to       securities and financing receivables                              portfolio.
Topic 326,            and requires the establishment of an
Financial             allowance for credit losses at
Instruments --        acquisition, which is added to the
Credit Losses, Topic  purchase price to establish the initial
815, Derivatives      amortized cost of the instrument.
and Hedging, and      The new guidance also requires enhanced
Topic 825,            disclosures.
Financial
Instruments, ASU
2019-05, Financial
Instruments --
Credit Losses
(Topic 326):
Targeted Transition
Relief, and ASU
2019-11,
Codification
Improvements to
Topic 326,
Financial
Instruments --
Credit Losses

                                    MLIC-26

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information

  The Company is organized into two segments: U.S. and MetLife Holdings. In addition, the Company reports certain of its results of operations in
Corporate & Other.

U.S.

  The U.S. segment offers a broad range of protection products and services aimed at serving the financial needs of customers throughout their lives. These products are sold to corporations and their respective employees, other institutions and their respective members, as well as individuals. The U.S.
segment is organized into two businesses: Group Benefits and Retirement and
Income Solutions ("RIS").

 .   The Group Benefits business offers life, dental, group short- and long-term disability, individual disability, accidental death and dismemberment, vision and accident & health coverages, as well as prepaid legal plans. This business also sells ASO arrangements to some employers.

 .   The RIS business offers a broad range of life and annuity-based insurance and investment products, including stable value and pension risk transfer products, institutional income annuities, tort settlements, and capital markets investment products, as well as solutions for funding postretirement benefits and company-, bank- or trust-owned life insurance.

MetLife Holdings

  The MetLife Holdings segment consists of operations relating to products and businesses, previously included in MLIC's former retail business, that the
Company no longer actively markets, such as variable, universal, term and whole life insurance, variable, fixed and index-linked annuities, and long-term care insurance.

Corporate & Other

  Corporate & Other contains various start-up, developing and run-off businesses. Also included in Corporate & Other are: the excess capital, as well as certain charges and activities, not allocated to the segments (including enterprise-wide strategic initiative restructuring charges), the Company's ancillary non-U.S. operations, interest expense related to the majority of the
Company's outstanding debt, expenses associated with certain legal proceedings and income tax audit issues, and the elimination of intersegment amounts (which generally relate to affiliated reinsurance and intersegment loans, bearing interest rates commensurate with related borrowings).

Financial Measures and Segment Accounting Policies

  Adjusted earnings is used by management to evaluate performance and allocate resources. Consistent with GAAP guidance for segment reporting, adjusted earnings is also the Company's GAAP measure of segment performance and is reported below. Adjusted earnings should not be viewed as a substitute for net income (loss). The Company believes the presentation of adjusted earnings, as the Company measures it for management purposes, enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business.

  Adjusted earnings is defined as adjusted revenues less adjusted expenses, net of income tax.

  The financial measures of adjusted revenues and adjusted expenses focus on the Company's primary businesses principally by excluding the impact of market volatility, which could distort trends, and revenues and costs related to non-core products and certain entities required to be consolidated under GAAP.
Also, these measures exclude results of discontinued operations under GAAP and other businesses that have been or will be sold or exited by MLIC but do not meet the discontinued operations criteria under GAAP and are referred to as divested businesses. Divested businesses also includes the net impact of transactions with exited businesses that have been eliminated in consolidation under GAAP and costs relating to businesses that have been or will be sold or exited by MLIC that do not meet the criteria to be included in results of discontinued operations under GAAP. Adjusted revenues also excludes net investment gains (losses) and net derivative gains (losses).

  The following additional adjustments are made to revenues, in the line items indicated, in calculating adjusted revenues:

 .   Universal life and investment-type product policy fees excludes the amortization of unearned revenue related to net investment gains (losses)
     and net derivative gains (losses) and certain variable annuity GMIB fees
     ("GMIB fees"); and

                                    MLIC-27

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)

 .   Net investment income: (i) includes adjustments for earned income on derivatives and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment, (ii) excludes post-tax adjusted earnings adjustments relating to insurance joint ventures accounted for under the equity method, (iii) excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP and
     (iv) includes distributions of profits from certain other limited partnership interests that were previously accounted for under the cost method, but are now accounted for at estimated fair value, where the change in estimated fair value is recognized in net investment gains
     (losses) under GAAP.

  The following additional adjustments are made to expenses, in the line items indicated, in calculating adjusted expenses:

 .   Policyholder benefits and claims and policyholder dividends excludes:
     (i) amortization of basis adjustments associated with de-designated fair value hedges of future policy benefits, (ii) changes in the policyholder dividend obligation related to net investment gains (losses) and net derivative gains (losses), (iii) amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets and other pass-through adjustments,
     (iv) benefits and hedging costs related to GMIBs ("GMIB costs") and
     (v) market value adjustments associated with surrenders or terminations of contracts ("Market value adjustments");

 .   Interest credited to policyholder account balances includes adjustments for earned income on derivatives and amortization of premium on derivatives that are hedges of policyholder account balances but do not qualify for hedge accounting treatment;

 .   Amortization of DAC and VOBA excludes amounts related to: (i) net investment gains (losses) and net derivative gains (losses), (ii) GMIB fees and GMIB costs and (iii) Market value adjustments;

 .   Interest expense on debt excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP; and

 .   Other expenses excludes: (i) noncontrolling interests, (ii) acquisition, integration and other costs, and (iii) goodwill impairments.

  The tax impact of the adjustments mentioned above are calculated net of the
U.S. or foreign statutory tax rate, which could differ from the Company's effective tax rate. Additionally, the provision for income tax (expense)
benefit also includes the impact related to the timing of certain tax credits, as well as certain tax reforms.

  Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended
December 31, 2019, 2018 and 2017 and at December 31, 2019 and 2018. The segment accounting policies are the same as those used to prepare the Company's consolidated financial statements, except for adjusted earnings adjustments as defined above. In addition, segment accounting policies include the method of capital allocation described below.

  Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in MetLife's and the Company's business.

  MetLife's economic capital model, coupled with considerations of local capital requirements, aligns segment allocated equity with emerging standards and consistent risk principles. The model applies statistics-based risk evaluation principles to the material risks to which the Company is exposed.
These consistent risk principles include calibrating required economic capital shock factors to a specific confidence level and time horizon while applying an industry standard method for the inclusion of diversification benefits among risk types. MetLife's management is responsible for the ongoing production and enhancement of the economic capital model and reviews its approach periodically to ensure that it remains consistent with emerging industry practice standards.

  Segment net investment income is credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the
Company's consolidated net investment income, net income (loss), or adjusted earnings.

                                    MLIC-28

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)

  Net investment income is based upon the actual results of each segment's specifically identifiable investment portfolios adjusted for allocated equity.
Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

                                                   MetLife    Corporate                               Total
Year Ended December 31, 2019            U.S.       Holdings    & Other       Total     Adjustments Consolidated
----------------------------------  ------------  ----------- ---------  ------------  ----------- ------------
                                                                   (In millions)
Revenues
Premiums...........................  $    18,510   $    3,098  $     --   $    21,608   $      --   $    21,608
Universal life and investment-type
 product policy fees...............        1,037          912        --         1,949          88         2,037
Net investment income..............        6,647        4,688       (73)       11,262        (289)       10,973
Other revenues.....................          815          220       538         1,573          --         1,573
Net investment gains (losses)......           --           --        --            --         346           346
Net derivative gains (losses)......           --           --        --            --        (288)         (288)
                                    ------------  ----------- ---------  ------------  ----------- ------------
 Total revenues....................       27,009        8,918       465        36,392        (143)       36,249
                                    ------------  ----------- ---------  ------------  ----------- ------------
Expenses
Policyholder benefits and claims
 and policyholder dividends........       18,963        5,920        --        24,883         206        25,089
Interest credited to policyholder
 account balances..................        1,925          718        --         2,643         (19)        2,624
Capitalization of DAC..............          (53)          10        --           (43)         --           (43)
Amortization of DAC and VOBA.......           55          220        --           275         (36)          239
Interest expense on debt...........           10            8        87           105          --           105
Other expenses.....................        2,947          844       877         4,668           7         4,675
                                    ------------  ----------- ---------  ------------  ----------- ------------
 Total expenses....................       23,847        7,720       964        32,531         158        32,689
                                    ------------  ----------- ---------  ------------  ----------- ------------
Provision for income tax expense
 (benefit).........................          656          232      (677)          211         (63)          148
                                    ------------  ----------- ---------  ------------              ------------
 Adjusted earnings.................  $     2,506   $      966  $    178         3,650
                                    ============  =========== =========
Adjustments to:
Total revenues.....................                                              (143)
Total expenses.....................                                              (158)
Provision for income tax (expense)
 benefit...........................                                                63
                                                                         ------------
 Net income (loss).................                                       $     3,412               $     3,412
                                                                         ============              ============

                                             MetLife    Corporate
 At December 31, 2019              U.S.      Holdings    & Other      Total
 -----------------------------  ----------- ----------- ---------- -----------
                                                (In millions)
 Total assets..................  $  246,319  $  156,327  $  28,171  $  430,817
 Separate account assets.......  $   73,056  $   44,811  $      --  $  117,867
 Separate account liabilities..  $   73,056  $   44,811  $      --  $  117,867

                                    MLIC-29

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)

                                                         MetLife     Corporate                                Total
Year Ended December 31, 2018                 U.S.        Holdings     & Other       Total     Adjustments  Consolidated
---------------------------------------  ------------  ------------ ----------  ------------  -----------  ------------
                                                                          (In millions)
Revenues
Premiums................................  $    23,388   $     3,205  $      20   $    26,613   $       --   $    26,613
Universal life and investment-type
 product policy fees....................        1,023         1,008         --         2,031           93         2,124
Net investment income...................        6,678         4,780       (154)       11,304         (385)       10,919
Other revenues..........................          775           240        571         1,586           --         1,586
Net investment gains (losses)...........           --            --         --            --          153           153
Net derivative gains (losses)...........           --            --         --            --          766           766
                                         ------------  ------------ ----------  ------------  -----------  ------------
 Total revenues.........................       31,864         9,233        437        41,534          627        42,161
                                         ------------  ------------ ----------  ------------  -----------  ------------
Expenses
Policyholder benefits and claims and
 policyholder dividends.................       24,202         5,870          5        30,077          105        30,182
Interest credited to policyholder
 account balances.......................        1,735           748         --         2,483           (4)        2,479
Capitalization of DAC...................          (40)            6         --           (34)          --           (34)
Amortization of DAC and VOBA............           75           245         --           320          150           470
Interest expense on debt................           12             8         88           108           --           108
Other expenses..........................        2,838           980        834         4,652           (5)        4,647
                                         ------------  ------------ ----------  ------------  -----------  ------------
 Total expenses.........................       28,822         7,857        927        37,606          246        37,852
                                         ------------  ------------ ----------  ------------  -----------  ------------
Provision for income tax expense
 (benefit)..............................          648           269       (823)           94           79           173
                                         ------------  ------------ ----------  ------------               ------------
 Adjusted earnings......................  $     2,394   $     1,107  $     333         3,834
                                         ============  ============ ==========
Adjustments to:
Total revenues..........................                                                 627
Total expenses..........................                                                (246)
Provision for income tax (expense)
 benefit................................                                                 (79)
                                                                                ------------
 Net income (loss)......................                                         $     4,136                $     4,136
                                                                                ============               ============

                                               MetLife      Corporate
 At December 31, 2018              U.S.        Holdings      & Other        Total
-----------------------------  ------------- ------------- -----------  -------------
                                                   (In millions)
Total assets..................  $    233,998  $    147,498  $    25,421  $    406,917
Separate account assets.......  $     69,328  $     41,522  $       --   $    110,850
Separate account liabilities..  $     69,328  $     41,522  $       --   $    110,850

                                    MLIC-30

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)

                                                       MetLife     Corporate                              Total
Year Ended December 31, 2017                 U.S.      Holdings     & Other      Total     Adjustments Consolidated
---------------------------------------  -----------  ----------  ----------  -----------  ----------- ------------
                                                                       (In millions)
Revenues
Premiums................................ $    19,496  $    3,420  $        9  $    22,925   $     --   $    22,925
Universal life and investment-type
 product policy fees....................       1,004       1,126          --        2,130         97         2,227
Net investment income...................       6,206       4,920        (243)      10,883       (370)       10,513
Other revenues..........................         781         200         589        1,570         --         1,570
Net investment gains (losses)...........          --          --          --           --        334           334
Net derivative gains (losses)...........          --          --          --           --       (344)         (344)
                                         -----------  ----------  ----------  -----------  ----------- ------------
 Total revenues.........................      27,487       9,666         355       37,508       (283)       37,225
                                         -----------  ----------  ----------  -----------  ----------- ------------
Expenses
Policyholder benefits and claims and
 policyholder dividends.................      20,558       6,006           4       26,568        321        26,889
Interest credited to policyholder
 account balances.......................       1,459         779          --        2,238         (3)        2,235
Capitalization of DAC...................         (48)        (13)         --          (61)        --           (61)
Amortization of DAC and VOBA............          56         303          --          359       (118)          241
Interest expense on debt................          11           8          87          106         --           106
Other expenses..........................       2,717       1,201         930        4,848          1         4,849
                                         -----------  ----------  ----------  -----------  ----------- ------------
 Total expenses.........................      24,753       8,284       1,021       34,058        201        34,259
                                         -----------  ----------  ----------  -----------   --------   -----------
Provision for income tax expense
 (benefit)..............................         954         427        (368)       1,013     (1,574)         (561)
                                         -----------  ----------  ----------  -----------              ------------
 Adjusted earnings...................... $     1,780  $      955  $     (298)       2,437
                                         ===========  ==========  ==========
Adjustments to:
Total revenues..........................                                             (283)
Total expenses..........................                                             (201)
Provision for income tax (expense)
 benefit................................                                            1,574
                                                                              -----------
 Net income (loss)......................                                      $     3,527              $     3,527
                                                                              ===========              ============

  The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:

                                                       Years Ended December 31,
                                                       -----------------------
                                                        2019     2018    2017
                                                       -------  ------- -------
                                                            (In millions)
 Life insurance....................................... $13,413  $13,251 $13,139
 Accident & health insurance..........................   8,556    8,071   7,933
 Annuities............................................   2,917    8,685   5,390
 Other................................................     332      316     260
                                                       -------  ------- -------
  Total............................................... $25,218  $30,323 $26,722
                                                       =======  ======= =======

  Substantially all of the Company's consolidated premiums, universal life and investment-type product policy fees and other revenues originated in the U.S.

  Revenues derived from one U.S. segment customer were $3.0 billion,
$3.1 billion and $2.8 billion for the years ended December 31, 2019, 2018 and
2017, respectively, which represented 12%, 10% and 11% of the consolidated premiums, universal life and investment-type product policy fees and other revenues, respectively. Revenues derived from the second U.S. segment customer were $6.0 billion for the year ended December 31, 2018, which represented 20%
of consolidated premiums, universal life and investment-type product policy fees and other revenues. The revenue was from a single premium received for a pension risk transfer. Revenues derived from any other customer did not exceed
10% of consolidated premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2019, 2018 and 2017.

                                    MLIC-31

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

3. Insurance

Insurance Liabilities

  Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, policyholder account balances and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                                 December 31,
                                               -----------------
                                                 2019     2018
                                               -------- --------
                                                 (In millions)
                U.S........................... $139,081 $135,003
                MetLife Holdings..............   88,451   88,725
                Corporate & Other.............      212      291
                                               -------- --------
                 Total........................ $227,744 $224,019
                                               ======== ========

  See Note 5 for discussion of affiliated reinsurance liabilities included in the table above.

  Future policy benefits are measured as follows:

      -------------------------------------------------------------------
      Product Type:                Measurement Assumptions:
      -------------------------------------------------------------------
      Participating life           Aggregate of (i) net level premium
                                     reserves for death and endowment
                                     policy benefits (calculated based
                                     upon the non-forfeiture interest
                                     rate, ranging from 3% to 7%, and
                                     mortality rates guaranteed in
                                     calculating the cash surrender
                                     values described in such
                                     contracts); and (ii) the liability
                                     for terminal dividends.
      -------------------------------------------------------------------
      Nonparticipating life        Aggregate of the present value of
                                     future expected benefit payments
                                     and related expenses less the
                                     present value of future expected
                                     net premiums. Assumptions as to
                                     mortality and persistency are based
                                     upon the Company's experience when
                                     the basis of the liability is
                                     established. Interest rate
                                     assumptions for the aggregate
                                     future policy benefit liabilities
                                     range from 2% to 11%.
      -------------------------------------------------------------------
      Individual and group         Present value of future expected
      traditional fixed annuities    payments. Interest rate assumptions
      after annuitization            used in establishing such
                                     liabilities range from 1% to 11%.
      -------------------------------------------------------------------
      Non-medical health           The net level premium method and
      insurance                      assumptions as to future morbidity,
                                     withdrawals and interest, which
                                     provide a margin for adverse
                                     deviation. Interest rate
                                     assumptions used in establishing
                                     such liabilities range from 1% to
                                     7%.
      -------------------------------------------------------------------
      Disabled lives               Present value of benefits method and
                                     experience assumptions as to claim
                                     terminations, expenses and
                                     interest. Interest rate assumptions
                                     used in establishing such
                                     liabilities range from 2% to 8%.
      -------------------------------------------------------------------

  Participating business represented 3% of the Company's life insurance in-force at both December 31, 2019 and 2018. Participating policies represented
19%, 20% and 21% of gross traditional life insurance premiums for the years ended December 31, 2019, 2018 and 2017, respectively.

  Policyholder account balances are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; and (ii) credited interest, ranging from less than 1% to 8%, less expenses, mortality charges and withdrawals.

                                    MLIC-32

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

3. Insurance (continued)

Guarantees

   The Company issues directly and assumes through reinsurance variable annuity products with guaranteed minimum benefits. GMABs, the non-life contingent portion of GMWBs and certain non-life contingent portions of GMIBs are accounted for as embedded derivatives in policyholder account balances and are further discussed in Note 8. Guarantees accounted for as insurance liabilities include:

 ------------------------------------------------------------------------------
 Guarantee:                                   Measurement Assumptions:
 ------------------------------------------------------------------------------
 GMDBs  . A return of purchase payment      . Present value of expected death
           upon death even if the account      benefits in excess of the
           value is reduced to zero.           projected account balance
                                               recognizing the excess ratably
                                               over the accumulation period
                                               based on the present value of
                                               total expected assessments.

        . An enhanced death benefit may be  . Assumptions are consistent with
           available for an additional fee.    those used for amortizing DAC,
                                               and are thus subject to the
                                               same variability and risk.

                                            .  Investment performance and
                                               volatility assumptions are
                                               consistent with the historical
                                               experience of the appropriate
                                               underlying equity index, such
                                               as the S&P 500 Index.

                                            . Benefit assumptions are based on
                                               the average benefits payable
                                               over a range of scenarios.
 ------------------------------------------------------------------------------
 GMIBs  . After a specified period of time  . Present value of expected income
           determined at the time of           benefits in excess of the
           issuance of the variable            projected account balance at
           annuity contract, a minimum         any future date of
           accumulation of purchase            annuitization and recognizing
           payments, even if the account       the excess ratably over the
           value is reduced to zero, that      accumulation period based on
           can be annuitized to receive a      present value of total expected
           monthly income stream that is       assessments.
           not less than a specified
           amount.

        .  Certain contracts also provide   . Assumptions are consistent with
           for a guaranteed lump sum           those used for estimating GMDB
           return of purchase premium in       liabilities.
           lieu of the annuitization
           benefit.

                                            . Calculation incorporates an
                                               assumption for the percentage
                                               of the potential annuitizations
                                               that may be elected by the
                                               contractholder.
 ------------------------------------------------------------------------------
 GMWBs. . A return of purchase payment via  . Expected value of the life
           partial withdrawals, even if        contingent payments and
           the account value is reduced to     expected assessments using
           zero, provided that cumulative      assumptions consistent with
           withdrawals in a contract year      those used for estimating the
           do not exceed a certain limit.      GMDB liabilities.

        . Certain contracts include
           guaranteed withdrawals that are
           life contingent.
 ------------------------------------------------------------------------------

  The Company also issues other annuity contracts that apply a lower rate on funds deposited if the contractholder elects to surrender the contract for cash and a higher rate if the contractholder elects to annuitize. These guarantees include benefits that are payable in the event of death, maturity or at annuitization. Certain other annuity contracts contain guaranteed annuitization benefits that may be above what would be provided by the current account value of the contract. Additionally, the Company issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee or a guaranteed paid-up benefit.

                                    MLIC-33

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

3. Insurance (continued)

   Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and universal and variable life contracts was as follows:

                                                       Universal and Variable
                                  Annuity Contracts       Life Contracts
                               ----------------------  ---------------------
                                GMDBs and              Secondary    Paid-Up
                                  GMWBs       GMIBs    Guarantees  Guarantees     Total
                               ----------  ----------  ----------  ---------- ------------
                                                      (In millions)
Direct:
Balance at January 1, 2017.... $      268  $      467  $      620  $      102 $      1,457
Incurred guaranteed benefits..         58         112         105           7          282
Paid guaranteed benefits......         --          --          --          --           --
                               ----------  ----------  ----------  ---------- ------------
Balance at December 31, 2017..        326         579         725         109        1,739
Incurred guaranteed benefits..          3         162          95           5          265
Paid guaranteed benefits......        (12)         (3)         --          --          (15)
                               ----------  ----------  ----------  ---------- ------------
Balance at December 31, 2018..        317         738         820         114        1,989
Incurred guaranteed benefits..         57          19         255          52          383
Paid guaranteed benefits......        (13)         --          --          --          (13)
                               ----------  ----------  ----------  ---------- ------------
Balance at December 31, 2019.. $      361  $      757  $    1,075  $      166 $      2,359
                               ==========  ==========  ==========  ========== ============
Ceded:
Balance at January 1, 2017.... $       44  $      (21) $      249  $       71 $        343
Incurred guaranteed benefits..        (44)         21          23           5            5
Paid guaranteed benefits......         --          --          --          --           --
                               ----------  ----------  ----------  ---------- ------------
Balance at December 31, 2017..         --          --         272          76          348
Incurred guaranteed benefits..         --          --          29           4           33
Paid guaranteed benefits......         --          --          --          --           --
                               ----------  ----------  ----------  ---------- ------------
Balance at December 31, 2018..         --          --         301          80          381
Incurred guaranteed benefits..         --          --          95          15          110
Paid guaranteed benefits......         --          --          --          --           --
                               ----------  ----------  ----------  ---------- ------------
Balance at December 31, 2019.. $       --  $       --  $      396  $       95 $        491
                               ==========  ==========  ==========  ========== ============
Net:
Balance at January 1, 2017.... $      224  $      488  $      371  $       31 $      1,114
Incurred guaranteed benefits..        102          91          82           2          277
Paid guaranteed benefits......         --          --          --          --           --
                               ----------  ----------  ----------  ---------- ------------
Balance at December 31, 2017..        326         579         453          33        1,391
Incurred guaranteed benefits..          3         162          66           1          232
Paid guaranteed benefits......        (12)         (3)         --          --          (15)
                               ----------  ----------  ----------  ---------- ------------
Balance at December 31, 2018..        317         738         519          34        1,608
Incurred guaranteed benefits..         57          19         160          37          273
Paid guaranteed benefits......        (13)         --          --          --          (13)
                               ----------  ----------  ----------  ---------- ------------
Balance at December 31, 2019.. $      361  $      757  $      679  $       71 $      1,868
                               ==========  ==========  ==========  ========== ============

                                    MLIC-34

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

3. Insurance (continued)

    Information regarding the Company's guarantee exposure, which includes direct business, but excludes offsets from hedging or reinsurance, if any, was as follows at:

                                                                             December 31,
                                              -----------------------------------------------------------------------
                                                              2019                                  2018
                                              ---------------------------------     ---------------------------------
                                                   In the               At               In the               At
                                                Event of Death      Annuitization     Event of Death      Annuitization
                                              ----------------   ---------------    ----------------   ---------------
                                                                         (Dollars in millions)
Annuity Contracts:
Variable Annuity Guarantees:
 Total account value (1), (2)................  $      49,207      $      21,472      $      47,393      $      20,692
 Separate account value (1)..................  $      39,679      $      20,666      $      37,342      $      19,839
 Net amount at risk..........................  $       1,195 (3)  $         524 (4)  $       2,433 (3)  $         418 (4)
Average attained age of contractholders......       68 years           66 years           67 years           65 years
Other Annuity Guarantees:
 Total account value (1), (2)................            N/A      $         143                N/A      $         144
 Net amount at risk..........................            N/A      $          80 (5)            N/A      $          85 (5)
Average attained age of contractholders......            N/A           54 years                N/A           53 years

                                                                             December 31,
                                              -----------------------------------------------------------------------
                                                              2019                                  2018
                                              ---------------------------------     ---------------------------------
                                                 Secondary            Paid-Up          Secondary            Paid-Up
                                                 Guarantees         Guarantees         Guarantees         Guarantees
                                              ----------------   ---------------    ----------------   ---------------
                                                                         (Dollars in millions)
Universal and Variable Life Contracts:
 Total account value (1), (2)................  $       4,909      $         899      $       4,614      $         937
 Net amount at risk (6)......................  $      41,385      $       5,884      $      44,596      $       6,290
Average attained age of policyholders........       57 years           64 years           55 years           63 years

--------

(1) The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2) Includes the contractholder's investments in the general account and separate account, if applicable.

(3) Defined as the death benefit less the total account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

(4) Defined as the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contractholders have achieved.

(5) Defined as either the excess of the upper tier, adjusted for a profit margin, less the lower tier, as of the balance sheet date or the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. These amounts represent the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date.

(6) Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

                                    MLIC-35

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

3. Insurance (continued)

  Guarantees -- Separate Accounts

   Account balances of contracts with guarantees were invested in separate account asset classes as follows at:

                                                 December 31,
                                          ---------------------------
                                              2019          2018
                                          ------------- -------------
                                                 (In millions)
           Fund Groupings:
           Equity........................ $      21,960 $      18,073
           Balanced......................        17,396        15,831
           Bond..........................         3,024         2,885
           Money Market..................            48            53
                                          ------------- -------------
            Total........................ $      42,428 $      36,842
                                          ============= =============

Obligations Assumed Under Structured Settlement Assignments

  The Company assumed structured settlement claim obligations as an assignment company. These liabilities are measured at the present value of the periodic claims to be provided and reported as other policy-related balances. The
Company received a fee for assuming these claim obligations and, as the assignee of the claim, is legally obligated to ensure periodic payments are made to the claimant. The Company purchased annuities to fund these periodic payment claim obligations and designates payments to be made directly to the claimant by the annuity writer. These annuities funding structured settlement claims are recorded as an investment. The Company has recorded unpaid claim obligations and annuity contracts of equal amounts of $1.3 billion for both the years ended December 31, 2019 and 2018. See Note 1.

Obligations Under Funding Agreements

  The Company issues fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain unconsolidated special purpose entities that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. For the years ended December 31, 2019, 2018 and 2017, the Company issued $37.3 billion, $41.8 billion and $42.7 billion, respectively, and repaid $36.4 billion, $43.7 billion and $41.4 billion, respectively, of such funding agreements. At December 31, 2019 and 2018, liabilities for funding agreements outstanding, which are included in policyholder account balances, were $34.6 billion and $32.3 billion, respectively.

  Metropolitan Life Insurance Company is a member of the FHLB of New York.
Holdings of common stock of the FHLB of New York, included in other invested assets, were $737 million and $724 million at December 31, 2019 and 2018, respectively.

   The Company has also entered into funding agreements with the FHLB of New
York and a subsidiary of the Federal Agricultural Mortgage Corporation, a
federally chartered instrumentality of the U.S. ("Farmer Mac"). The liability for such funding agreements is included in policyholder account balances.
Information related to such funding agreements was as follows at:

                                  Liability                  Collateral
                          ------------------------- ------------------------
                                               December 31,
                          --------------------------------------------------
                              2019         2018           2019          2018
                          ------------ ------------ ------------     -------
                                              (In millions)
FHLB of New York (1)..... $     14,445 $     14,245 $     16,570 (2) $16,340 (2)
Farmer Mac (3)........... $      2,550 $      2,550 $      2,670     $ 2,639

--------

(1) Represents funding agreements issued to the FHLB of New York in exchange for cash and for which the FHLB of New York has been granted a lien on certain assets, some of which are in the custody of the FHLB of New York, including residential mortgage-backed securities ("RMBS"), to collateralize obligations under such funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of the FHLB of New
    York as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, the FHLB of New York's recovery on the collateral is limited to the amount of the Company's liability to the FHLB of New York.

                                    MLIC-36

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

3. Insurance (continued)

(2) Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

(3) Represents funding agreements issued to a subsidiary of Farmer Mac. The obligations under these funding agreements are secured by a pledge of certain eligible agricultural mortgage loans and may, under certain circumstances, be secured by other qualified collateral. The amount of collateral presented is at carrying value.

Liabilities for Unpaid Claims and Claim Expenses

  The following is information about incurred and paid claims development by segment at December 31, 2019. Such amounts are presented net of reinsurance, and are not discounted. The tables present claims development and cumulative claim payments by incurral year. The development tables are only presented for significant short-duration product liabilities within each segment. Where practical, up to 10 years of history has been provided. The information about incurred and paid claims development prior to 2019 is presented as supplementary information.

  U.S.

   Group Life -- Term

                 Incurred Claims and Allocated Claim Adjustment Expense, Net of Reinsurance              At December 31, 2019
         ------------------------------------------------------------------------------------------  ----------------------------
                                      For the Years Ended December 31,                                  Total IBNR
         ------------------------------------------------------------------------------------------  Liabilities Plus
                                            (Unaudited)                                                  Expected     Cumulative
         ---------------------------------------------------------------------------------            Development on  Number of
Incurral                                                                                                 Reported      Reported
  Year      2011       2012      2013      2014      2015      2016      2017      2018      2019         Claims        Claims
-------- ---------- ---------- --------- --------- --------- --------- --------- --------- --------  ---------------- -----------
                                                          (Dollars in millions)
  2011.. $    6,318 $    6,290 $   6,293 $   6,269 $   6,287 $   6,295 $   6,294 $   6,295 $  6,297       $    1          207,857
  2012..                 6,503     6,579     6,569     6,546     6,568     6,569     6,569    6,572            2          209,500
  2013..                           6,637     6,713     6,719     6,720     6,730     6,720    6,723            2          212,019
  2014..                                     6,986     6,919     6,913     6,910     6,914    6,919            4          214,563
  2015..                                               7,040     7,015     7,014     7,021    7,024            5          216,429
  2016..                                                         7,125     7,085     7,095    7,104            8          215,108
  2017..                                                                   7,432     7,418    7,425           15          253,613
  2018..                                                                             7,757    7,655           37          235,820
  2019..                                                                                      7,935          848          185,891
                                                                                           --------
 Total...............................................................                        63,654
Cumulative paid claims and paid allocated claim adjustment
 expenses, net of reinsurance.........................................                      (61,612)
All outstanding liabilities for incurral years prior to 2011, net
 of reinsurance.......................................................                           15
                                                                                           --------
 Total unpaid claims and claim adjustment expenses, net of
  reinsurance........................................................                      $  2,057
                                                                                           ========

                     Cumulative Paid Claims and Paid Allocated Claim Adjustment Expenses, Net of Reinsurance
               ----------------------------------------------------------------------------------------------------
                                                 For the Years Ended December 31,
               ----------------------------------------------------------------------------------------------------
                                                     (Unaudited)
               --------------------------------------------------------------------------------------- ------------
Incurral Year     2011       2012       2013       2014       2015       2016       2017       2018        2019
-------------  ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ------------
                                                          (In millions)
    2011...... $    4,982 $    6,194 $    6,239 $    6,256 $    6,281 $    6,290 $    6,292 $    6,295  $     6,296
    2012......                 5,132      6,472      6,518      6,532      6,558      6,565      6,566        6,569
    2013......                            5,216      6,614      6,664      6,678      6,711      6,715        6,720
    2014......                                       5,428      6,809      6,858      6,869      6,902        6,912
    2015......                                                  5,524      6,913      6,958      6,974        7,008
    2016......                                                             5,582      6,980      7,034        7,053
    2017......                                                                        5,761      7,292        7,355
    2018......                                                                                   6,008        7,521
    2019......                                                                                                6,178
                                                                                                       ------------
 Total cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance.......   $    61,612
                                                                                                       ============

                                    MLIC-37

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

3. Insurance (continued)

   Average Annual Percentage Payout

     The following is supplementary information about average historical claims duration at December 31, 2019:

                                        Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance
                                  -----------------------------------------------------------------------------------
   Years.........................   1          2         3         4         5         6        7       8       9
   Group Life - Term............. 78.3%      20.0%      0.7%      0.2%      0.4%      0.1%     --%     --%     --%

   Group Long-Term Disability

                 Incurred Claims and Allocated Claim Adjustment Expense, Net of Reinsurance            At December 31, 2019
          ---------------------------------------------------------------------------------------  ----------------------------
                                      For the Years Ended December 31,                                Total IBNR
          ---------------------------------------------------------------------------------------  Liabilities Plus
                                            (Unaudited)                                                Expected     Cumulative
          -------------------------------------------------------------------------------           Development on  Number of
Incurral                                                                                               Reported      Reported
 Year       2011      2012      2013      2014      2015      2016      2017      2018      2019        Claims        Claims
--------  --------- --------- --------- --------- --------- --------- --------- --------- -------  ---------------- -----------
                                                          (Dollars in millions)
  2011... $     955 $     916 $     894 $     914 $     924 $     923 $     918 $     917 $   914       $   --           21,644
  2012...                 966       979       980     1,014     1,034     1,037     1,021   1,015           --           20,085
  2013...                         1,008     1,027     1,032     1,049     1,070     1,069   1,044           --           21,137
  2014...                                   1,076     1,077     1,079     1,101     1,109   1,098           --           22,851
  2015...                                             1,082     1,105     1,093     1,100   1,087           --           21,203
  2016...                                                       1,131     1,139     1,159   1,162           --           17,958
  2017...                                                                 1,244     1,202   1,203           12           16,266
  2018...                                                                           1,240   1,175           35           14,869
  2019...                                                                                   1,277          657            8,350
                                                                                          -------
 Total..................................................................................    9,975
Cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance..  (4,713)
All outstanding liabilities for incurral years prior to 2011, net of reinsurance.........   1,829
                                                                                          -------
 Total unpaid claims and claim adjustment expenses, net of reinsurance..................  $ 7,091
                                                                                          =======

                  Cumulative Paid Claims and Paid Allocated Claim Adjustment Expenses, Net of Reinsurance
                  --------------------------------------------------------------------------------------------------
                                           For the Years Ended December 31,
                  --------------------------------------------------------------------------------------------------
                                               (Unaudited)
                  --------------------------------------------------------------------------------------
Incurral Year      2011        2012        2013       2014       2015       2016       2017       2018      2019
-------------      -------    --------    --------   --------   --------   --------   --------  -------- -----------
                                                    (In millions)
    2011......... $    44    $    217    $    337   $    411   $    478   $    537   $    588   $    635  $      670
    2012.........                  43         229        365        453        524        591        648         694
    2013.........                              43        234        382        475        551        622         676
    2014.........                                         51        266        428        526        609         677
    2015.........                                                    50        264        427        524         601
    2016.........                                                               49        267        433         548
    2017.........                                                                          56        290         476
    2018.........                                                                                     54         314
    2019.........                                                                                                 57
                                                                                                         -----------
 Total cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance            $    4,713
                                                                                                         ===========

   Average Annual Percentage Payout

     The following is supplementary information about average historical claims duration at December 31, 2019:

                                      Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance
                                -----------------------------------------------------------------------------------
 Years.........................  1          2          3        4        5        6        7        8        9
 Group Long-Term Disability.... 4.5%      19.4%      14.3%     8.9%     7.2%     6.5%     5.5%     4.8%     4.0%

  Significant Methodologies and Assumptions

     Group Life - Term and Group Long-Term Disability incurred but not paid
   ("IBNP") liabilities are developed using a combination of loss ratio and development methods. Claims in the course of settlement are then subtracted from the IBNP liabilities, resulting in the IBNR liabilities. The loss ratio method is used in the period in which the claims are neither

                                    MLIC-38

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

3. Insurance (continued)

   sufficient nor credible. In developing the loss ratios, any material rate increases that could change the underlying premium without affecting the estimated incurred losses are taken into account. For periods where sufficient and credible claim data exists, the development method is used based on the claim triangles which categorize claims according to both the period in which they were incurred and the period in which they were paid, adjudicated or reported. The end result is a triangle of known data that is used to develop known completion ratios and factors. Claims paid are then subtracted from the estimated ultimate incurred claims to calculate the IBNP liability.

     An expense liability is held for the future expenses associated with the payment of incurred but not yet paid claims (IBNR and pending). This is expressed as a percentage of the underlying claims liability and is based on past experience and the anticipated future expense structure.

     For Group Life - Term and Group Long-Term Disability, first year incurred claims and allocated loss adjustment expenses increased in 2019 compared to the 2018 incurral year due to the growth in the size of the business.

     There were no significant changes in methodologies for the year ended
   December 31, 2019. The assumptions used in calculating the unpaid claims and claim adjustment expenses for Group Life - Term and Group Long-Term
   Disability are updated annually to reflect emerging trends in claim experience.

     No additional premiums or return premiums have been accrued as a result of the prior year development.

     Liabilities for Group Life - Term unpaid claims and claim adjustment expenses are not discounted.

     The liabilities for Group Long-Term Disability unpaid claims and claim adjustment expenses were $6.0 billion at both December 31, 2019 and 2018.
   Using interest rates ranging from 3% to 8%, based on the incurral year, the total discount applied to these liabilities was $1.2 billion and
   $1.3 billion at December 31, 2019 and 2018, respectively. The amount of interest accretion recognized was $470 million, $509 million and
   $510 million for the years ended December 31, 2019, 2018 and 2017, respectively. These amounts were reflected in policyholder benefits and claims.

     For Group Life - Term, claims were based upon individual death claims. For
   Group Long-Term Disability, claim frequency was determined by the number of reported claims as identified by a unique claim number assigned to individual claimants. Claim counts initially include claims that do not ultimately result in a liability. These claims are omitted from the claim counts once it is determined that there is no liability.

     The Group Long-Term Disability IBNR, included in the development tables above, was developed using discounted cash flows, and is presented on a discounted basis.

                                    MLIC-39

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

3. Insurance (continued)

  Reconciliation of the Disclosure of Incurred and Paid Claims Development to
  the Liability for Unpaid Claims and Claim Adjustment Expenses

    The reconciliation of the net incurred and paid claims development tables to the liability for unpaid claims and claims adjustment expenses on the consolidated balance sheet was as follows at:

                                                                                                     December 31, 2019
                                                                                              ------------------------------
                                                                                                       (In millions)
Short-Duration:
Unpaid claims and allocated claims adjustment expenses, net of reinsurance:
U.S.:
Group Life - Term............................................................................ $        2,057
Group Long-Term Disability...................................................................          7,091
                                                                                              --------------
  Total......................................................................................                $         9,148
Other insurance lines - all segments combined................................................                            671
                                                                                                             ---------------
  Total unpaid claims and allocated claims adjustment expenses, net of reinsurance...........                          9,819
                                                                                                             ---------------
Reinsurance recoverables on unpaid claims:
U.S.:
Group Life - Term............................................................................             13
Group Long-Term Disability...................................................................            133
                                                                                              --------------
  Total......................................................................................                            146
Other insurance lines - all segments combined................................................                             29
                                                                                                             ---------------
  Total reinsurance recoverable on unpaid claims.............................................                            175
                                                                                                             ---------------
  Total unpaid claims and allocated claims adjustment expense................................                          9,994
Discounting..................................................................................                         (1,233)
                                                                                                             ---------------
Liability for unpaid claims and claim adjustment liabilities - short-duration................                          8,761
Liability for unpaid claims and claim adjustment liabilities - all long-duration lines.......                          4,379
                                                                                                             ---------------
  Total liability for unpaid claims and claim adjustment expense (included in future policy
   benefits and other policy-related balances)...............................................                $        13,140
                                                                                                             ===============

                                    MLIC-40

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

3. Insurance (continued)

  Rollforward of Claims and Claim Adjustment Expenses

      Information regarding the liabilities for unpaid claims and claim adjustment expenses was as follows:

                                                 Years Ended December 31,
                                    -------------------------------------------------
                                          2019             2018             2017
                                    ---------------  ---------------  ---------------
                                                      (In millions)
Balance at January 1,.............. $        12,590  $        12,090  $        11,621
 Less: Reinsurance recoverables....           1,497            1,401            1,251
                                    ---------------  ---------------  ---------------
Net balance at January 1,..........          11,093           10,689           10,370
Incurred related to:
 Current year......................          17,711           16,714           16,264
 Prior years (1)...................              44              241              175
                                    ---------------  ---------------  ---------------
   Total incurred..................          17,755           16,955           16,439
                                    ---------------  ---------------  ---------------
Paid related to:
 Current year......................         (12,934)         (12,359)         (12,212)
 Prior years.......................          (4,299)          (4,192)          (3,908)
                                    ---------------  ---------------  ---------------
   Total paid......................         (17,233)         (16,551)         (16,120)
                                    ---------------  ---------------  ---------------
Net balance at December 31,........          11,615           11,093           10,689
 Add: Reinsurance recoverables.....           1,525            1,497            1,401
                                    ---------------  ---------------  ---------------
Balance at December 31,............ $        13,140  $        12,590  $        12,090
                                    ===============  ===============  ===============
--------

(1) For the years ended December 31, 2019, 2018 and 2017, claims and claim adjustment expenses associated with prior years increased due to events incurred in prior years but reported in the current year.

Separate Accounts

  Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $72.2 billion and $66.0 billion at December 31, 2019 and 2018, respectively, for which the policyholder assumes all investment risk, and separate accounts for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $45.6 billion and $44.8 billion at December 31, 2019 and 2018, respectively. The latter category consisted primarily of guaranteed interest contracts ("GICs"). The average interest rate credited on these contracts was
2.91% and 2.68% at December 31, 2019 and 2018, respectively.

  For the years ended December 31, 2019, 2018 and 2017, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

4. Deferred Policy Acquisition Costs, Value of Business Acquired and Other
Intangibles

  See Note 1 for a description of capitalized acquisition costs.

Nonparticipating and Non-Dividend-Paying Traditional Contracts

  The Company amortizes DAC and VOBA related to these contracts (term insurance, nonparticipating whole life insurance, traditional group life insurance, and non-medical health insurance) over the appropriate premium paying period in proportion to the actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency and investment returns at policy issuance, or policy acquisition
(as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

                                    MLIC-41

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Deferred Policy Acquisition Costs, Value of Business Acquired and Other
Intangibles (continued)

Participating, Dividend-Paying Traditional Contracts

  The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. For participating contracts within the closed block (dividend-paying traditional contracts) future gross margins are also dependent upon changes in the policyholder dividend obligation. See Note 6. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales, are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the
DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins.
Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC and VOBA balances.

Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred
Annuity Contracts

  The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to significantly impact the rate of DAC and
VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative
DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings.
The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

Factors Impacting Amortization

  Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the
Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

                                    MLIC-42

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Deferred Policy Acquisition Costs, Value of Business Acquired and Other
Intangibles (continued)

  The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency, policyholder behavior and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

  Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Amortization of DAC and VOBA is attributed to net investment gains (losses)
and net derivative gains (losses), and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

  Information regarding DAC and VOBA was as follows:

                                                                                    Years Ended December 31,
                                                                       -------------------------------------------------
                                                                             2019             2018             2017
                                                                       ---------------  ---------------  ---------------
                                                                                         (In millions)
DAC:
Balance at January 1,.................................................  $        4,089   $        4,320   $        4,714
Capitalizations.......................................................              43               34               61
Amortization related to:
Net investment gains (losses) and net derivative gains (losses).......              25             (114)              91
Other expenses........................................................            (263)            (355)            (331)
                                                                       ---------------  ---------------  ---------------
 Total amortization...................................................            (238)            (469)            (240)
                                                                       ---------------  ---------------  ---------------
Unrealized investment gains (losses)..................................            (467)             204             (215)
                                                                       ---------------  ---------------  ---------------
Balance at December 31,...............................................           3,427            4,089            4,320
                                                                       ---------------  ---------------  ---------------
VOBA:
Balance at January 1,.................................................              28               28               29
Amortization related to other expenses................................              (1)              (1)              (1)
Unrealized investment gains (losses)..................................              (1)               1               --
                                                                       ---------------  ---------------  ---------------
Balance at December 31,...............................................              26               28               28
                                                                       ---------------  ---------------  ---------------
Total DAC and VOBA:
Balance at December 31,...............................................  $        3,453   $        4,117   $        4,348
                                                                       ===============  ===============  ===============

  Information regarding total DAC and VOBA by segment, as well as Corporate &
Other, was as follows at:

                                                 December 31,
                                         -----------------------------
                                              2019           2018
                                         -------------- --------------
                                                 (In millions)
          U.S........................... $          405 $          403
          MetLife Holdings..............          3,048          3,709
          Corporate & Other.............             --              5
                                         -------------- --------------
           Total........................ $        3,453 $        4,117
                                         ============== ==============

                                    MLIC-43

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Deferred Policy Acquisition Costs, Value of Business Acquired and Other
Intangibles (continued)

   Information regarding other intangibles was as follows:

                                                Years Ended December 31,
                                           ----------------------------------
                                              2019        2018        2017
                                           ----------  ----------  ----------
                                                      (In millions)
  DSI:
  Balance at January 1,................... $       93  $       93  $      105
  Capitalization..........................          1           1           1
  Amortization............................        (20)        (15)         (8)
  Unrealized investment gains (losses)....        (12)         14          (5)
                                           ----------  ----------  ----------
  Balance at December 31,................. $       62  $       93  $       93
                                           ==========  ==========  ==========
  VODA and VOCRA:
  Balance at January 1,................... $      181  $      207  $      235
  Amortization............................        (24)        (26)        (28)
                                           ----------  ----------  ----------
  Balance at December 31,................. $      157  $      181  $      207
                                           ==========  ==========  ==========
   Accumulated amortization............... $      300  $      276  $      250
                                           ==========  ==========  ==========

  The estimated future amortization expense to be reported in other expenses for the next five years was as follows:

                                                        VOBA     VODA and VOCRA
                                                    ------------ --------------
                                                           (In millions)
 2020.............................................. $          2 $          22
 2021.............................................. $          2 $          19
 2022.............................................. $          2 $          17
 2023.............................................. $          2 $          15
 2024.............................................. $          2 $          13

5. Reinsurance

  The Company enters into reinsurance agreements that transfers risk from its various insurance products to affiliated and unaffiliated companies. These cessions limit losses, minimize exposure to significant risks and provide additional capacity for future growth. The Company also provides reinsurance by accepting risk from affiliates and nonaffiliates.

  Under the terms of the reinsurance agreements, the reinsurer agrees to reimburse the Company for the ceded amount in the event a claim is paid.
Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. In the event that reinsurers do not meet their obligations under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible.

  Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 7.

U.S.

  For certain policies within its Group Benefits business, the Company generally retains most of the risk and only cedes particular risk on certain client arrangements. The majority of the Company's reinsurance activity within this business relates to client agreements for employer sponsored captive programs, risk-sharing agreements and multinational pooling.

  The risks ceded under these agreements are generally quota shares of group life and disability policies. The cessions vary from 50% to 100% of all the risks of the policies.

                                    MLIC-44

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Reinsurance (continued)

  The Company's RIS business has periodically engaged in reinsurance activities on an opportunistic basis. There were no new transactions during the periods presented.

MetLife Holdings

  For its life products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics.

Catastrophe Coverage

  The Company has exposure to catastrophes which could contribute to significant fluctuations in its results of operations. The Company purchases catastrophe coverage to reinsure risks issued within territories that it believes are subject to the greatest catastrophic risks. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks. Excess of retention reinsurance agreements provide for a portion of a risk to remain with the direct writing company and quota share reinsurance agreements provide for the direct writing company to transfer a fixed percentage of all risks of a class of policies.

Reinsurance Recoverables

  The Company reinsures its business through a diversified group of well-capitalized reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts, and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2019 and 2018 were not significant.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $1.8 billion and $1.9 billion of unsecured unaffiliated reinsurance recoverable balances at December 31, 2019 and 2018, respectively.

  At December 31, 2019, the Company had $2.6 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $1.9 billion, or 73%, were with the
Company's five largest unaffiliated ceded reinsurers, including $1.3 billion of net unaffiliated ceded reinsurance recoverables which were unsecured. At
December 31, 2018, the Company had $2.9 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $2.0 billion, or 69%, were with the
Company's five largest unaffiliated ceded reinsurers, including $1.3 billion of net unaffiliated ceded reinsurance recoverables which were unsecured.

  The Company has reinsured with an unaffiliated third-party reinsurer, 59.25%
of the closed block through a modified coinsurance agreement. The Company accounts for this agreement under the deposit method of accounting. The
Company, having the right of offset, has offset the modified coinsurance deposit with the deposit recoverable.

                                    MLIC-45

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Reinsurance (continued)

   The amounts on the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                        Years Ended December 31,
                                              -------------------------------------------
                                                   2019           2018           2017
                                              -------------  -------------  -------------
                                                             (In millions)
Premiums
Direct premiums..............................  $     21,804   $     26,883   $     23,062
Reinsurance assumed..........................           811            752          1,116
Reinsurance ceded............................        (1,007)        (1,022)        (1,253)
                                              -------------  -------------  -------------
 Net premiums................................  $     21,608   $     26,613   $     22,925
                                              =============  =============  =============
Universal life and investment-type product
 policy fees
Direct universal life and investment-type
 product policy fees.........................  $      2,331   $      2,382   $      2,492
Reinsurance assumed..........................           (15)             9             12
Reinsurance ceded............................          (279)          (267)          (277)
                                              -------------  -------------  -------------
 Net universal life and investment-type
   product policy fees.......................  $      2,037   $      2,124   $      2,227
                                              =============  =============  =============
Other revenues
Direct other revenues........................  $      1,007   $      1,017   $        930
Reinsurance assumed..........................            (5)           (11)            35
Reinsurance ceded............................           571            580            605
                                              -------------  -------------  -------------
 Net other revenues..........................  $      1,573   $      1,586   $      1,570
                                              =============  =============  =============
Policyholder benefits and claims
Direct policyholder benefits and claims......  $     24,469   $     29,589   $     26,199
Reinsurance assumed..........................           728            691            875
Reinsurance ceded............................        (1,146)        (1,183)        (1,282)
                                              -------------  -------------  -------------
 Net policyholder benefits and claims........  $     24,051   $     29,097   $     25,792
                                              =============  =============  =============
Interest credited to policyholder account
 balances
Direct interest credited to policyholder
 account balances............................  $      2,592   $      2,446   $      2,199
Reinsurance assumed..........................            44             46             49
Reinsurance ceded............................           (12)           (13)           (13)
                                              -------------  -------------  -------------
 Net interest credited to policyholder
   account balances..........................  $      2,624   $      2,479   $      2,235
                                              =============  =============  =============
Other expenses
Direct other expenses........................  $      4,464   $      4,650   $      4,489
Reinsurance assumed..........................            50             71            138
Reinsurance ceded............................           462            470            508
                                              -------------  -------------  -------------
 Net other expenses..........................  $      4,976   $      5,191   $      5,135
                                              =============  =============  =============

                                    MLIC-46

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Reinsurance (continued)

   The amounts on the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                            December 31,
                                             ---------------------------------------------------------------------------
                                                             2019                                  2018
                                             ------------------------------------- -------------------------------------
                                                                           Total                                 Total
                                                                          Balance                               Balance
                                              Direct   Assumed   Ceded     Sheet    Direct   Assumed   Ceded     Sheet
                                             --------- ------- --------  --------- --------- ------- --------  ---------
                                                                            (In millions)
Assets
Premiums, reinsurance and other
 receivables................................  $  2,767  $  700  $18,968   $ 22,435  $  2,094  $  518  $19,217   $ 21,829
Deferred policy acquisition costs and value
 of business acquired.......................     3,657      14     (218)     3,453     4,343      15     (241)     4,117
                                             --------- ------- --------  --------- --------- ------- --------  ---------
  Total assets..............................  $  6,424  $  714  $18,750   $ 25,888  $  6,437  $  533  $18,976   $ 25,946
                                             ========= ======= ========  ========= ========= ======= ========  =========
Liabilities
Future policy benefits......................  $127,058  $1,252  $    (6)  $128,304  $124,787  $1,313  $    (1)  $126,099
Policyholder account balances...............    91,550     158       --     91,708    90,489     167       --     90,656
Other policy-related balances...............     7,466     257        9      7,732     7,021     231       12      7,264
Other liabilities...........................     7,211   2,318   16,553     26,082     6,084   2,242   16,294     24,620
                                             --------- ------- --------  --------- --------- ------- --------  ---------
  Total liabilities.........................  $233,285  $3,985  $16,556   $253,826  $228,381  $3,953  $16,305   $248,639
                                             ========= ======= ========  ========= ========= ======= ========  =========

  Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were
$13.7 billion and $14.1 billion at December 31, 2019 and 2018, respectively.
The deposit liabilities on reinsurance were $1.7 billion and $1.8 billion at
December 31, 2019 and 2018, respectively.

Related Party Reinsurance Transactions

  The Company has reinsurance agreements with certain of MetLife, Inc.'s subsidiaries, including MetLife Reinsurance Company of Charleston ("MRC"),
MetLife Reinsurance Company of Vermont, and Metropolitan Tower Life Insurance
Company, all of which are related parties. Additionally, the Company has reinsurance agreements with Brighthouse Financial, Inc. and its subsidiaries
("Brighthouse"), a former subsidiary of MetLife, Inc. In August 2017, MetLife,
Inc. completed the separation of Brighthouse and retained 19.2% of Brighthouse
Financial, Inc. common stock outstanding. In June 2018, MetLife, Inc. sold its
Brighthouse Financial, Inc. common stock and Brighthouse was no longer considered a related party.

                                    MLIC-47

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Reinsurance (continued)

   Information regarding the significant effects of affiliated reinsurance included on the consolidated statements of operations was as follows:

                                                Years Ended December 31,
                                         -------------------------------------
                                             2019         2018         2017
                                         -----------  -----------  -----------
                                                     (In millions)
Premiums
Reinsurance assumed.....................  $        9   $        9   $      122
Reinsurance ceded.......................        (115)        (117)        (132)
                                         -----------  -----------  -----------
 Net premiums...........................  $     (106)  $     (108)  $      (10)
                                         ===========  ===========  ===========
Universal life and investment-type
 product policy fees
Reinsurance assumed.....................  $        1   $       (1)  $       12
Reinsurance ceded.......................         (17)         (18)         (19)
                                         -----------  -----------  -----------
 Net universal life and investment-type
   product policy fees..................  $      (16)  $      (19)  $       (7)
                                         ===========  ===========  ===========
Other revenues
Reinsurance assumed.....................  $      (19)  $       --   $       37
Reinsurance ceded.......................         533          541          563
                                         -----------  -----------  -----------
 Net other revenues.....................  $      514   $      541   $      600
                                         ===========  ===========  ===========
Policyholder benefits and claims
Reinsurance assumed.....................  $        4   $       11   $       69
Reinsurance ceded.......................        (153)        (120)        (122)
                                         -----------  -----------  -----------
 Net policyholder benefits and claims...  $     (149)  $     (109)  $      (53)
                                         ===========  ===========  ===========
Interest credited to policyholder
 account balances
Reinsurance assumed.....................  $       30   $       38   $       47
Reinsurance ceded.......................         (12)         (13)         (13)
                                         -----------  -----------  -----------
 Net interest credited to policyholder
   account balances.....................  $       18   $       25   $       34
                                         ===========  ===========  ===========
Other expenses
Reinsurance assumed.....................  $       --   $       10   $       40
Reinsurance ceded.......................         533          543          600
                                         -----------  -----------  -----------
 Net other expenses.....................  $      533   $      553   $      640
                                         ===========  ===========  ===========

  Information regarding the significant effects of affiliated reinsurance included on the consolidated balance sheets was as follows at:

                                                                            December 31,
                                                         --------------------------------------------------
                                                                   2019                      2018
                                                         ------------------------  ------------------------
                                                           Assumed       Ceded       Assumed       Ceded
                                                         ----------- ------------  ----------- ------------
                                                                            (In millions)
Assets
Premiums, reinsurance and other receivables.............  $       --  $    12,584   $       --  $    12,676
Deferred policy acquisition costs and value of business
 acquired...............................................          --         (160)          --         (175)
                                                         ----------- ------------  ----------- ------------
  Total assets..........................................  $       --  $    12,424   $       --  $    12,501
                                                         =========== ============  =========== ============
Liabilities
Future policy benefits..................................  $       55  $        (6)  $       61  $        (1)
Policyholder account balances...........................         131           --          141           --
Other policy-related balances...........................           1            9            6           12
Other liabilities.......................................         824       12,695          841       12,366
                                                         ----------- ------------  ----------- ------------
  Total liabilities.....................................  $    1,011  $    12,698   $    1,049  $    12,377
                                                         =========== ============  =========== ============

                                    MLIC-48

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Reinsurance (continued)

  The Company ceded two blocks of business to an affiliate on a 75% coinsurance with funds withheld basis. Certain contractual features of these agreements qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivatives related to the funds withheld associated with these reinsurance agreements are included within other liabilities and were $21 million and
$4 million at December 31, 2019 and 2018, respectively. Net derivative gains
(losses) associated with these embedded derivatives were ($17) million,
$12 million and ($6) million for the years ended December 31, 2019, 2018 and
2017, respectively.

  The Company ceded risks to a former affiliate related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their estimated fair value are included within net derivative gains (losses). Related party net derivative gains (losses) associated with the embedded derivatives were $0, $0 and ($110) million for the years ended December 31, 2019, 2018 and 2017, respectively.

  Certain contractual features of the closed block agreement with MRC create an embedded derivative, which is separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivative related to the funds withheld associated with this reinsurance agreement is included within other liabilities and was $996 million and $461 million at December 31,
2019 and 2018, respectively. Net derivative gains (losses) associated with the embedded derivative were ($535) million, $421 million and ($115) million for the years ended December 31, 2019, 2018 and 2017, respectively.

  The Company assumed risks from former affiliates related to guaranteed minimum benefit guarantees written directly by the affiliates. These assumed reinsurance agreements contain embedded derivatives and changes in their estimated fair value are also included within net derivative gains (losses).
Related party net derivative gains (losses) associated with the embedded derivatives were $0, $1 million and $263 million for the years ended
December 31, 2019, 2018 and 2017, respectively.

  In January 2017, Brighthouse recaptured risks related to certain variable annuities, including guaranteed minimum benefits, reinsured by the Company. The
Company recognized a gain of $178 million, net of income tax, for the year ended December 31, 2017 as a result of these transactions.

  In January 2017, the Company recaptured risks related to guaranteed minimum benefit guarantees on certain variable annuities reinsured by Brighthouse. The
Company recognized a loss of $89 million, net of income tax, for the year ended
December 31, 2017, as a result of this transaction.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $528 million and $451 million of unsecured affiliated reinsurance recoverable balances at December 31, 2019 and
2018, respectively.

  Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $11.2 billion and $11.4 billion at December 31, 2019 and 2018, respectively. The deposit liabilities on affiliated reinsurance were
$821 million and $837 million at December 31, 2019 and 2018, respectively.

                                    MLIC-49

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Closed Block

  On April 7, 2000 (the "Demutualization Date"), Metropolitan Life Insurance
Company converted from a mutual life insurance company to a stock life insurance company and became a wholly-owned subsidiary of MetLife, Inc. The conversion was pursuant to an order by the New York Superintendent of Insurance approving Metropolitan Life Insurance Company's plan of reorganization, as amended (the "Plan of Reorganization"). On the Demutualization Date,
Metropolitan Life Insurance Company established a closed block for the benefit of holders of certain individual life insurance policies of Metropolitan Life
Insurance Company. Assets have been allocated to the closed block in an amount that has been determined to produce cash flows which, together with anticipated revenues from the policies included in the closed block, are reasonably expected to be sufficient to support obligations and liabilities relating to these policies, including, but not limited to, provisions for the payment of claims and certain expenses and taxes, and to provide for the continuation of policyholder dividend scales in effect for 1999, if the experience underlying such dividend scales continues, and for appropriate adjustments in such scales if the experience changes. At least annually, the Company compares actual and projected experience against the experience assumed in the then-current dividend scales. Dividend scales are adjusted periodically to give effect to changes in experience.

  The closed block assets, the cash flows generated by the closed block assets and the anticipated revenues from the policies in the closed block will benefit only the holders of the policies in the closed block. To the extent that, over time, cash flows from the assets allocated to the closed block and claims and other experience related to the closed block are, in the aggregate, more or less favorable than what was assumed when the closed block was established, total dividends paid to closed block policyholders in the future may be greater than or less than the total dividends that would have been paid to these policyholders if the policyholder dividend scales in effect for 1999 had been continued. Any cash flows in excess of amounts assumed will be available for distribution over time to closed block policyholders and will not be available to stockholders. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside of the closed block. The closed block will continue in effect as long as any policy in the closed block remains in-force. The expected life of the closed block is over 100 years from the Demutualization Date.

  The Company uses the same accounting principles to account for the participating policies included in the closed block as it used prior to the
Demutualization Date. However, the Company establishes a policyholder dividend obligation for earnings that will be paid to policyholders as additional dividends as described below. The excess of closed block liabilities over closed block assets at the Demutualization Date (adjusted to eliminate the impact of related amounts in AOCI) represents the estimated maximum future earnings from the closed block expected to result from operations, attributed net of income tax, to the closed block. Earnings of the closed block are recognized in income over the period the policies and contracts in the closed block remain in-force. Management believes that over time the actual cumulative earnings of the closed block will approximately equal the expected cumulative earnings due to the effect of dividend changes. If, over the period the closed block remains in existence, the actual cumulative earnings of the closed block are greater than the expected cumulative earnings of the closed block, the
Company will pay the excess to closed block policyholders as additional policyholder dividends unless offset by future unfavorable experience of the closed block and, accordingly, will recognize only the expected cumulative earnings in income with the excess recorded as a policyholder dividend obligation. If over such period, the actual cumulative earnings of the closed block are less than the expected cumulative earnings of the closed block, the
Company will recognize only the actual earnings in income. However, the Company may change policyholder dividend scales in the future, which would be intended to increase future actual earnings until the actual cumulative earnings equal the expected cumulative earnings.

  Experience within the closed block, in particular mortality and investment yields, as well as realized and unrealized gains and losses, directly impact the policyholder dividend obligation. Amortization of the closed block DAC, which resides outside of the closed block, is based upon cumulative actual and expected earnings within the closed block. Accordingly, the Company's net income continues to be sensitive to the actual performance of the closed block.

  Closed block assets, liabilities, revenues and expenses are combined on a line-by-line basis with the assets, liabilities, revenues and expenses outside the closed block based on the nature of the particular item.

                                    MLIC-50

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Closed Block (continued)

   Information regarding the closed block liabilities and assets designated to the closed block was as follows at:

                                                            December 31,
                                                   ------------------------------
                                                        2019            2018
                                                   --------------  --------------
                                                            (In millions)
Closed Block Liabilities
Future policy benefits............................  $      39,379   $      40,032
Other policy-related balances.....................            423             317
Policyholder dividends payable....................            432             431
Policyholder dividend obligation..................          2,020             428
Deferred income tax liability.....................             79              28
Other liabilities.................................             81             328
                                                   --------------  --------------
 Total closed block liabilities...................         42,414          41,564
                                                   --------------  --------------
Assets Designated to the Closed Block
Investments:
Fixed maturity securities available-for-sale, at
 estimated fair value.............................         25,977          25,354
Mortgage loans....................................          7,052           6,778
Policy loans......................................          4,489           4,527
Real estate and real estate joint ventures........            544             544
Other invested assets.............................            416             747
                                                   --------------  --------------
 Total investments................................         38,478          37,950
Cash and cash equivalents.........................            448              --
Accrued investment income.........................            419             443
Premiums, reinsurance and other receivables.......             75              83
Current income tax recoverable....................             91              69
                                                   --------------  --------------
 Total assets designated to the closed block......         39,511          38,545
                                                   --------------  --------------
 Excess of closed block liabilities over assets
   designated to the closed block.................          2,903           3,019
                                                   --------------  --------------
Amounts included in AOCI:
Unrealized investment gains (losses), net of
 income tax.......................................          2,453           1,089
Unrealized gains (losses) on derivatives, net of
 income tax.......................................             97              86
Allocated to policyholder dividend obligation,
 net of income tax................................         (1,596)           (338)
                                                   --------------  --------------
 Total amounts included in AOCI...................            954             837
                                                   --------------  --------------
 Maximum future earnings to be recognized from
   closed block assets and liabilities............  $       3,857   $       3,856
                                                   ==============  ==============

  Information regarding the closed block policyholder dividend obligation was as follows:

                                                      Years Ended December 31,
                                              -----------------------------------------
                                                  2019          2018          2017
                                              ------------- ------------  -------------
                                                            (In millions)
Balance at January 1,........................  $        428  $     2,121   $      1,931
Change in unrealized investment and
 derivative gains (losses)...................         1,592       (1,693)           190
                                              ------------- ------------  -------------
Balance at December 31,......................  $      2,020  $       428   $      2,121
                                              ============= ============  =============

                                    MLIC-51

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Closed Block (continued)

  Information regarding the closed block revenues and expenses was as follows:

                                                      Years Ended December 31,
                                              ----------------------------------------
                                                  2019          2018          2017
                                              ------------  ------------  ------------
                                                            (In millions)
Revenues
Premiums..................................... $      1,580  $      1,672  $      1,736
Net investment income........................        1,740         1,758         1,818
Net investment gains (losses)................           (7)          (71)            1
Net derivative gains (losses)................           12            22           (32)
                                              ------------  ------------  ------------
 Total revenues..............................        3,325         3,381         3,523
                                              ------------  ------------  ------------
Expenses
Policyholder benefits and claims.............        2,291         2,475         2,453
Policyholder dividends.......................          924           968           976
Other expenses...............................          111           117           125
                                              ------------  ------------  ------------
 Total expenses..............................        3,326         3,560         3,554
                                              ------------  ------------  ------------
 Revenues, net of expenses before provision
   for income tax expense (benefit)..........           (1)         (179)          (31)
Provision for income tax expense (benefit)...           (2)          (39)           12
                                              ------------  ------------  ------------
 Revenues, net of expenses and provision for
   income tax expense (benefit).............. $          1  $       (140) $        (43)
                                              ============  ============  ============

  Metropolitan Life Insurance Company charges the closed block with federal income taxes, state and local premium taxes and other state or local taxes, as well as investment management expenses relating to the closed block as provided in the Plan of Reorganization. Metropolitan Life Insurance Company also charges the closed block for expenses of maintaining the policies included in the closed block.

7. Investments

  See Note 9 for information about the fair value hierarchy for investments and the related valuation methodologies.

Investment Risks and Uncertainties

  Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

  The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

  The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, asset-backed securities ("ABS"), certain structured investment transactions and FVO Securities) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

                                    MLIC-52

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Investments (continued)

Fixed Maturity Securities AFS

  Fixed Maturity Securities AFS by Sector

    The following table presents the fixed maturity securities AFS by sector.
  U.S. corporate and foreign corporate sectors include redeemable preferred stock. RMBS includes agency, prime, alternative and sub-prime mortgage-backed securities. ABS includes securities collateralized by corporate loans and consumer loans. Municipals includes taxable and tax-exempt revenue bonds and, to a much lesser extent, general obligations of states, municipalities and political subdivisions. Commercial mortgage-backed securities ("CMBS")
  primarily includes securities collateralized by multiple commercial mortgage loans. RMBS, ABS and CMBS are collectively, "Structured Products."

                                      December 31, 2019                                 December 31, 2018
                      ------------------------------------------------- -------------------------------------------------
                                      Gross Unrealized                                  Gross Unrealized
                                ----------------------------  Estimated           ----------------------------  Estimated
                      Amortized          Temporary    OTTI      Fair    Amortized          Temporary    OTTI      Fair
                        Cost     Gains    Losses   Losses (1)   Value     Cost     Gains    Losses   Losses (1)   Value
                      --------- -------- --------- ---------- --------- --------- -------- --------- ---------- ---------
                                                                 (In millions)
U.S. corporate....... $  52,446 $  6,236  $   223   $     --  $  58,459 $  53,927 $  2,440 $   1,565  $     --  $  54,802
Foreign corporate....    28,421    2,397      517         --     30,301    26,592      674     1,303        --     25,963
U.S. government and
 agency..............    25,568    3,706       26         --     29,248    28,139    2,388       366        --     30,161
RMBS.................    21,476    1,324       59        (32)    22,773    22,186      831       305       (25)    22,737
ABS..................    10,215       47       61         --     10,201     8,599       40       112        --      8,527
Municipals...........     6,419    1,450       13         --      7,856     6,070      907        30        --      6,947
CMBS.................     5,523      214       17         --      5,720     5,471       48        75        --      5,444
Foreign government...     4,329      724       47         --      5,006     4,191      408       107        --      4,492
                      --------- --------  -------   --------  --------- --------- -------- ---------  --------  ---------
 Total fixed
   maturity
   securities AFS.... $ 154,397 $ 16,098  $   963   $   (32)  $ 169,564 $ 155,175 $  7,736 $   3,863  $   (25)  $ 159,073
                      ========= ========  =======   ========  ========= ========= ======== =========  ========  =========
-------------

(1) Noncredit OTTI losses included in AOCI in an unrealized gain position are due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities. See also "--Net Unrealized
    Investment Gains (Losses)."

  Methodology for Amortization of Premium and Accretion of Discount on
Structured Products

    Amortization of premium and accretion of discount on Structured Products considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated.
  Prepayment assumptions for Structured Products are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive and certain prepayment-sensitive
  Structured Products, the effective yield is recalculated on a prospective basis. For all other Structured Products, the effective yield is recalculated on a retrospective basis.

  Maturities of Fixed Maturity Securities AFS

    The amortized cost and estimated fair value of fixed maturity securities
  AFS, by contractual maturity date, were as follows at December 31, 2019:

                                                     Due After Five
                                       Due After One     Years                                 Total Fixed
                           Due in One  Year Through   Through Ten   Due After Ten Structured     Maturity
                          Year or Less  Five Years       Years          Years      Products   Securities AFS
                          ------------ ------------- -------------- ------------- ----------- --------------
                                                            (In millions)
Amortized cost........... $    11,075  $     22,190   $     26,917  $     57,001  $    37,214 $     154,397
Estimated fair value..... $    11,064  $     22,737   $     29,214  $     67,855  $    38,694 $     169,564

    Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities AFS not due at a single maturity date have been presented in the year of final contractual maturity. Structured Products are shown separately, as they are not due at a single maturity.

                                    MLIC-53

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Investments (continued)

  Continuous Gross Unrealized Losses for Fixed Maturity Securities AFS by Sector

    The following table presents the estimated fair value and gross unrealized losses of fixed maturity securities AFS in an unrealized loss position by sector and aggregated by length of time that the securities have been in a continuous unrealized loss position at:

                                 December 31, 2019                           December 31, 2018
                     ------------------------------------------ -------------------------------------------
                                           Equal to or Greater                         Equal to or Greater
                      Less than 12 Months     than 12 Months     Less than 12 Months     than 12 Months
                     --------------------- -------------------- --------------------- ---------------------
                     Estimated    Gross    Estimated   Gross    Estimated    Gross    Estimated    Gross
                       Fair     Unrealized   Fair    Unrealized   Fair     Unrealized   Fair     Unrealized
                       Value      Losses     Value     Losses     Value      Losses     Value      Losses
                     ---------- ---------- --------- ---------- ---------- ---------- ---------- ----------
                                                     (Dollars in millions)
U.S. corporate...... $    2,036  $    77   $   1,304  $   146   $   23,398 $   1,176  $    3,043 $     389
Foreign corporate...      1,368       93       3,499      424       12,911       893       2,138       410
U.S. government and
 agency.............      1,552       26          29       --        4,322        29       7,948       337
RMBS................      1,479       15         524       12        5,611       107       4,482       173
ABS.................      2,428       13       3,778       48        5,958       105         223         7
Municipals..........        508       13           1       --          675        22          94         8
CMBS................        857        5         212       12        2,455        45         344        30
Foreign government..        149        6         215       41        1,364        83         191        24
                     ----------  -------   ---------  -------   ---------- ---------  ---------- ---------
 Total fixed
   maturity
   securities AFS... $   10,377  $   248   $   9,562  $   683   $   56,694 $   2,460  $   18,463 $   1,378
                     ==========  =======   =========  =======   ========== =========  ========== =========
Total number of
 securities in an
 unrealized loss
 position...........      1,059                  802                 5,263                 1,125
                     ==========            =========            ==========            ==========

  Evaluation of Fixed Maturity Securities AFS for OTTI and Evaluating
  Temporarily Impaired Fixed Maturity Securities AFS

   Evaluation and Measurement Methodologies

     Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below amortized cost; (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) whether the
   Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to Structured Products, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

     The methodology and significant inputs used to determine the amount of credit loss are as follows:

  .   The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

  .   When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall

                                    MLIC-54

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Investments (continued)

      macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements;
      the security's position within the capital structure of the issuer;
      possible corporate restructurings or asset sales by the issuer; and
      changes to the rating of the security or the issuer by rating agencies.

  .   Additional considerations are made when assessing the unique features that apply to certain Structured Products including, but not limited to:
      the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

  .   When determining the amount of the credit loss for the following types of securities: U.S. and foreign corporate, foreign government and municipals, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described above, as well as any private and public sector programs to restructure such securities.

     With respect to securities that have attributes of debt and equity ("perpetual hybrid securities"), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an
   OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

     The amortized cost of securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

     In periods subsequent to the recognition of OTTI on a security, the
   Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the security in a prospective manner based on the amount and timing of estimated future cash flows.

   Current Period Evaluation

     Based on the Company's current evaluation of its securities in an unrealized loss position in accordance with its impairment policy, and the
   Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2019. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), and changes in credit ratings, collateral valuation, and foreign currency exchange rates. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.

     Gross unrealized losses on fixed maturity securities AFS decreased
   $2.9 billion for the year ended December 31, 2019 to $931 million. The decrease in gross unrealized losses for the year ended December 31, 2019, was primarily attributable to decreases in interest rates, narrowing credit spreads and to a lesser extent, foreign currency exchange rate movements.

     At December 31, 2019, $141 million of the total $931 million of gross unrealized losses were from 42 fixed maturity securities AFS with an unrealized loss position of 20% or more of amortized cost for six months or greater.

   Investment Grade Fixed Maturity Securities AFS

     Of the $141 million of gross unrealized losses on fixed maturity securities AFS with an unrealized loss of 20% or more of amortized cost for six months or greater, $90 million, or 64%, were related to gross unrealized losses on 18 investment grade fixed maturity securities AFS. Unrealized losses on investment grade fixed maturity securities AFS are principally related to widening credit spreads since purchase and, with respect to fixed-rate fixed maturity securities AFS, rising interest rates since purchase.

                                    MLIC-55

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Investments (continued)

   Below Investment Grade Fixed Maturity Securities AFS

     Of the $141 million of gross unrealized losses on fixed maturity securities AFS with an unrealized loss of 20% or more of amortized cost for six months or greater, $51 million, or 36%, were related to gross unrealized losses on 24 below investment grade fixed maturity securities AFS.
   Unrealized losses on below investment grade fixed maturity securities AFS are principally related to U.S. and foreign corporate securities (primarily industrial) and CMBS and are the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainty. Management evaluates U.S. and foreign corporate securities based on factors such as expected cash flows and the financial condition and near-term and long-term prospects of the issuers and evaluates CMBS based on actual and projected cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, the payment terms of the underlying assets backing a particular security and the payment priority within the tranche structure of the security.

Mortgage Loans

  Mortgage Loans by Portfolio Segment

    Mortgage loans are summarized as follows at:

                                                         December 31,
                                         ---------------------------------------------
                                                  2019                   2018
                                         ---------------------- ----------------------
                                          Carrying     % of      Carrying     % of
                                           Value       Total      Value       Total
                                         ----------- ---------- ----------- ----------
                                                     (Dollars in millions)
Mortgage loans:
Commercial.............................. $    37,311      56.9% $    38,123      59.9%
Agricultural............................      15,705       23.9      14,164       22.2
Residential.............................      12,575       19.2      11,392       17.9
                                         ----------- ---------- ----------- ----------
 Total recorded investment..............      65,591      100.0      63,679      100.0
Valuation allowances....................       (289)      (0.4)       (291)      (0.5)
                                         ----------- ---------- ----------- ----------
 Subtotal mortgage loans, net...........      65,302       99.6      63,388       99.5
Residential -- FVO (1)..................         188        0.3         299        0.5
                                         ----------- ---------- ----------- ----------
 Total mortgage loans
   held-for-investment, net.............      65,490      99.9%      63,687     100.0%
                                         ----------- ---------- ----------- ----------
Mortgage loans held-for-sale............          59        0.1          --         --
                                         ----------- ---------- ----------- ----------
 Total mortgage loans, net.............. $    65,549     100.0% $    63,687     100.0%
                                         =========== ========== =========== ==========
-------------

(1) Information on residential mortgage loans -- FVO is presented in Note 9.
    The Company elects the FVO for certain residential mortgage loans that are managed on a total return basis.

    The amount of net discounts, included within total recorded investment, primarily residential, was $852 million and $907 million at December 31, 2019 and 2018, respectively.

    Purchases of mortgage loans, primarily residential, were $4.0 billion,
  $3.4 billion and $3.1 billion for the years ended December 31, 2019, 2018 and
  2017, respectively.

    The Company originates and acquires unaffiliated mortgage loans and simultaneously sells a portion to affiliates under master participation agreements. The aggregate amount of mortgage loan participation interests in unaffiliated mortgage loans sold by the Company to affiliates for the years ended December 31, 2019, 2018 and 2017 was $100 million, $1.5 billion and
  $2.5 billion, respectively. In connection with the mortgage loan participations, the Company collected mortgage loan principal and interest payments from unaffiliated borrowers on behalf of affiliates and remitted such receipts to the affiliates in the amount of $951 million, $1.5 billion and $1.8 billion for the years ended December 31, 2019, 2018 and 2017, respectively.

                                    MLIC-56

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Investments (continued)

    The Company purchases unaffiliated mortgage loan participation interests under a master participation agreement from an affiliate, simultaneously with the affiliate's origination or acquisition of mortgage loans. The aggregate amount of unaffiliated mortgage loan participation interests purchased by the
  Company from such affiliate for the years ended December 31, 2019 and 2018 was $4.1 billion and $3.7 billion, respectively. The Company did not purchase any unaffiliated mortgage loan participation interests for the year ended
  December 31, 2017. In connection with the mortgage loan participations, the affiliate collected mortgage loan principal and interest payments on the
  Company's behalf and the affiliate remitted such payments to the Company in the amount of $403 million and $119 million for the year ended December 31,
  2019 and 2018, respectively.

  Mortgage Loans, Valuation Allowance and Impaired Loans by Portfolio Segment

    Mortgage loans held-for-investment by portfolio segment, by method of evaluation of credit loss, impaired mortgage loans including those modified in a troubled debt restructuring, and the related valuation allowances, were as follows at and for the years ended:

                                                                             Evaluated Collectively for       Impaired
                           Evaluated Individually for Credit Losses               Credit Losses                Loans
                   --------------------------------------------------------  -------------------------- --------------------
                        Impaired Loans with a       Impaired Loans without a
                         Valuation Allowance          Valuation Allowance
                   -------------------------------- -----------------------
                    Unpaid                            Unpaid                                                       Average
                   Principal   Recorded  Valuation   Principal    Recorded     Recorded     Valuation   Carrying   Recorded
                    Balance   Investment Allowances   Balance    Investment   Investment    Allowances   Value    Investment
                   ---------- ---------- ---------- -----------  -----------  ------------  ----------  --------- ----------
                                                               (In millions)
December 31, 2019
Commercial........  $      --  $      --  $     --   $       --   $       --  $    37,311    $    186    $     --  $     --
Agricultural......         56         56         3          196          196       15,453          46         249       200
Residential.......         --         --        --          473          427       12,148          54         427       406
                   ---------- ---------- ---------  -----------  -----------  ------------  ---------   --------- ---------
  Total...........  $      56  $      56  $      3   $      669   $      623  $    64,912    $    286    $    676  $    606
                   ========== ========== =========  ===========  ===========  ============  =========   ========= =========
December 31, 2018
Commercial........  $      --  $      --  $     --   $       --   $       --  $    38,123    $    190    $     --  $     --
Agricultural......         31         31         3          169          169       13,964          41         197       123
Residential.......         --         --        --          431          386       11,006          57         386       358
                   ---------- ---------- ---------  -----------  -----------  ------------  ---------   --------- ---------
  Total...........  $      31  $      31  $      3   $      600   $      555  $    63,093    $    288    $    583  $    481
                   ========== ========== =========  ===========  ===========  ============  =========   ========= =========

    The average recorded investment for impaired commercial, agricultural and residential mortgage loans was $5 million, $32 million and $285 million, respectively, for the year ended December 31, 2017.

  Valuation Allowance Rollforward by Portfolio Segment

    The changes in the valuation allowance, by portfolio segment, were as follows:

                                      Commercial   Agricultural   Residential      Total
                                    -------------- ------------- ------------- --------------
                                                          (In millions)
Balance at January 1, 2017.........  $         167  $         38  $         62  $         267
Provision (release)................              6             4             8             18
Charge-offs, net of recoveries.....             --           (2)          (12)           (14)
                                    -------------- ------------- ------------- --------------
Balance at December 31, 2017.......            173            40            58            271
Provision (release)................             17             4             7             28
Charge-offs, net of recoveries.....             --            --           (8)            (8)
                                    -------------- ------------- ------------- --------------
Balance at December 31, 2018.......            190            44            57            291
Provision (release)................            (4)            10             7             13
Charge-offs, net of recoveries.....             --           (5)          (10)           (15)
                                    -------------- ------------- ------------- --------------
Balance at December 31, 2019.......  $         186  $         49  $         54  $         289
                                    ============== ============= ============= ==============

                                    MLIC-57

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Investments (continued)

   Valuation Allowance Methodology

     Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for all three portfolio segments as the excess carrying value of a loan over either
   (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price.
   A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience with loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

   Commercial and Agricultural Mortgage Loan Portfolio Segments

     The Company typically uses several years of historical experience in establishing non-specific valuation allowances which capture multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural mortgage loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for commercial and agricultural mortgage loans.

     All commercial mortgage loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. All agricultural mortgage loans are monitored on an ongoing basis. The monitoring process for agricultural mortgage loans is generally similar to the commercial mortgage loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

     For commercial mortgage loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial mortgage loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and the values utilized in calculating the ratio are updated annually on a rolling basis, with a portion of the portfolio updated each quarter. In addition, the loan-to-value ratio is routinely updated for all but the lowest risk loans as part of the Company's ongoing review of its commercial mortgage loan portfolio.

     For agricultural mortgage loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural mortgage loan portfolio and are routinely updated.

                                    MLIC-58

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Investments (continued)

   Residential Mortgage Loan Portfolio Segment

     The Company's residential mortgage loan portfolio is comprised primarily of closed end, amortizing residential mortgage loans. For evaluations of residential mortgage loans, the key inputs of expected frequency and expected loss reflect current market conditions, with expected frequency adjusted, when appropriate, for differences from market conditions and the
   Company's historical experience. In contrast to the commercial and agricultural mortgage loan portfolios, residential mortgage loans are smaller-balance homogeneous loans that are collectively evaluated for impairment. Non-specific valuation allowances are established using the evaluation framework described above for pools of loans with similar risk characteristics from inputs that are unique to the residential segment of the loan portfolio. Loan specific valuation allowances are only established on residential mortgage loans when they have been restructured and are established using the methodology described above for all loan portfolio segments.

     For residential mortgage loans, the Company's primary credit quality indicator is whether the loan is performing or nonperforming. The Company generally defines nonperforming residential mortgage loans as those that are
   60 or more days past due and/or in nonaccrual status which is assessed monthly. Generally, nonperforming residential mortgage loans have a higher risk of experiencing a credit loss.

  Credit Quality of Commercial Mortgage Loans

    The credit quality of commercial mortgage loans held-for-investment was as follows at:

                                         Recorded Investment
                       -------------------------------------------------------
                          Debt Service Coverage Ratios                          Estimated
                       ----------------------------------              % of       Fair       % of
                          1.20x   1.00x - 1.20x < 1.00x     Total     Total      Value      Total
                       ----------- ------------- -------- ----------- -------- ----------- ---------
                                                   (Dollars in millions)
December 31, 2019
Loan-to-value ratios:
Less than 65%.........  $   28,908   $     961    $   426  $   30,295    81.2%  $   31,461     81.5%
65% to 75%............       5,307          47        346       5,700     15.3       5,844      15.1
76% to 80%............         482          --        238         720      1.9         714       1.9
Greater than 80%......         401         195         --         596      1.6         575       1.5
                       -----------  ----------   -------- ----------- -------- ----------- ---------
  Total...............  $   35,098   $   1,203    $ 1,010  $   37,311   100.0%  $   38,594    100.0%
                       ===========  ==========   ======== =========== ======== =========== =========
December 31, 2018
Loan-to-value ratios:
Less than 65%.........  $   31,282   $     723    $    85  $   32,090    84.2%  $   32,440     84.3%
65% to 75%............       4,759          --         21       4,780     12.5       4,829      12.6
76% to 80%............         340         210         56         606      1.6         585       1.5
Greater than 80%......         480         167         --         647      1.7         613       1.6
                       -----------  ----------   -------- ----------- -------- ----------- ---------
  Total...............  $   36,861   $   1,100    $   162  $   38,123   100.0%  $   38,467    100.0%
                       ===========  ==========   ======== =========== ======== =========== =========

                                    MLIC-59

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Investments (continued)

  Credit Quality of Agricultural Mortgage Loans

     The credit quality of agricultural mortgage loans held-for-investment was as follows at:

                                             December 31,
                          --------------------------------------------------
                                    2019                      2018
                          ------------------------  ------------------------
                             Recorded      % of        Recorded      % of
                            Investment     Total      Investment     Total
                          -------------- ---------  -------------- ---------
                                         (Dollars in millions)
   Loan-to-value ratios:
   Less than 65%.........  $      14,741      93.9%  $      13,075      92.3%
   65% to 75%............            851       5.4           1,034       7.3
   76% to 80%............             71       0.4              32       0.2
   Greater than 80%......             42       0.3              23       0.2
                          -------------- ---------  -------------- ---------
       Total.............  $      15,705     100.0%  $      14,164     100.0%
                          ============== =========  ============== =========

  Credit Quality of Residential Mortgage Loans

     The credit quality of residential mortgage loans held-for-investment was as follows at:

                                              December 31,
                            -------------------------------------------------
                                      2019                     2018
                            ------------------------ ------------------------
                              Recorded      % of       Recorded      % of
                              Investment     Total     Investment     Total
                            ------------- ---------- ------------- ----------
                                          (Dollars in millions)
   Performance indicators:
   Performing..............  $     12,198      97.0%  $     10,990      96.5%
   Nonperforming (1).......           377        3.0           402        3.5
                            ------------- ---------- ------------- ----------
     Total.................  $     12,575     100.0%  $     11,392     100.0%
                            ============= ========== ============= ==========
--------

(1)Includes residential mortgage loans held-for-investment in process of foreclosure of $117 million and $140 million at December 31, 2019 and 2018, respectively.

  Past Due and Nonaccrual Mortgage Loans

     The Company has a high quality, well performing mortgage loan portfolio, with 99% of all mortgage loans classified as performing at both December 31,
  2019 and 2018. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial and residential mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The past due and nonaccrual mortgage loans at recorded investment, prior to valuation allowances, by portfolio segment, were as follows at:

                                                    Greater than 90 Days Past Due and Still
                             Past Due                        Accruing Interest                          Nonaccrual
                ----------------------------------- --------------------------------------- -----------------------------------
                December 31, 2019 December 31, 2018 December 31, 2019   December 31, 2018   December 31, 2019 December 31, 2018
                ----------------- ----------------- -----------------   -----------------   ----------------- -----------------
                                                               (In millions)
Commercial.....              $ --              $ --               $--                $ --                $167              $167
Agricultural...               124               204                 2                 109                 137               105
Residential....               377               402                --                  --                 377               402
                ----------------- ----------------- -----------------   -----------------   ----------------- -----------------
 Total.........              $501              $606               $ 2                $109                $681              $674
                ================= ================= =================   =================   ================= =================

                                    MLIC-60

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Investments (continued)

  Mortgage Loans Modified in a Troubled Debt Restructuring

    The Company may grant concessions related to borrowers experiencing financial difficulties, which are classified as troubled debt restructurings.
  Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concessions granted are considered in determining any impairment or changes in the specific valuation allowance recorded with the restructuring. Through the continuous monitoring process, a specific valuation allowance may have been recorded prior to the quarter when the mortgage loan is modified in a troubled debt restructuring.

    For the year ended December 31, 2019, the Company had 396 residential mortgage loans modified in a troubled debt restructuring with carrying value of $97 million and $87 million pre-modification and post-modification, respectively. For the year ended December 31, 2018, the Company had 440 residential mortgage loans modified in a troubled debt restructuring with carrying value of $96 million and $92 million pre-modification and post-modification, respectively.

    For the year ended December 31, 2019, the Company had three agricultural mortgage loans modified in a troubled debt restructuring with carrying value of $111 million for both pre-modification and post-modification. For the year ended December 31, 2018, the Company did not have a significant amount of agricultural mortgage loans modified in a troubled debt restructuring. For both years ended December 31, 2019 and 2018, the Company did not have commercial mortgage loans modified in a troubled debt restructuring.

Real Estate and Real Estate Joint Ventures

  The Company's real estate investment portfolio is diversified by property type, geography and income stream, including income from operating leases, operating income and equity in earnings from equity method real estate joint ventures. Real estate investments, by income type, as well as income earned, are as follows at and for the periods indicated:

                                        December 31,       Years Ended December 31,
                                    --------------------- --------------------------
                                       2019       2018      2019     2018     2017
                                    ---------- ---------- -------- -------- --------
                                       Carrying Value               Income
                                    --------------------- --------------------------
                                                     (In millions)
Leased real estate investments..... $    1,586 $    1,134 $    165 $    210 $    209
Other real estate investments......        419        460      174      177      172
Real estate joint ventures.........      4,654      4,558       62       85       65
                                    ---------- ---------- -------- -------- --------
 Total real estate and real estate
   joint ventures.................. $    6,659 $    6,152 $    401 $    472 $    446
                                    ========== ========== ======== ======== ========

  The carrying value of real estate investments acquired through foreclosure was $34 million and $42 million at December 31, 2019 and 2018, respectively.
Depreciation expense on real estate investments was $62 million, $65 million and $76 million for the years ended December 31, 2019, 2018 and 2017, respectively. Real estate investments were net of accumulated depreciation of
$652 million and $671 million at December 31, 2019 and 2018, respectively.

Leases

  Leased Real Estate Investments -- Operating Leases

    The Company, as lessor, leases investment real estate, principally commercial real estate for office and retail use, through a variety of operating lease arrangements, which typically include tenant reimbursement for property operating costs and options to renew or extend the lease. In some circumstances, leases may include an option for the lessee to purchase the property. In addition, certain leases of retail space may stipulate that a portion of the income earned is contingent upon the level of the tenants'
  revenues. The Company has elected a practical expedient of not separating non-lease components related to reimbursement of property operating costs from associated lease components. These property operating costs have the same timing and pattern of transfer as the related lease component, because they are incurred over the same period of time as the operating lease. Therefore, the combined component is accounted for as a single operating lease. Risk is managed through lessee credit analysis, property type diversification, and geographic diversification, primarily across the
  United States. Leased real estate investments and income earned, by property type, are as follows at and for the periods indicated:

                                    MLIC-61

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Investments (continued)

                                                December 31,       Years Ended December 31,
                                            --------------------- --------------------------
                                               2019       2018      2019     2018     2017
                                            ---------- ---------- -------- -------- --------
                                               Carrying Value               Income
                                            --------------------- --------------------------
                                                             (In millions)
Leased real estate investments:
  Office................................... $      278 $      373 $     49 $     60 $     57
  Retail...................................        507        450       70       65       63
  Apartment (1)............................        525         --        3       49       53
  Industrial...............................        243        209       42       35       36
  Other....................................         33        102        1        1       --
                                            ---------- ---------- -------- -------- --------
    Total leased real estate investments... $    1,586 $    1,134 $    165 $    210 $    209
                                            ========== ========== ======== ======== ========
--------

(1) The Company sold its investment in apartment properties in the fourth quarter of 2018 and subsequently, in the fourth quarter of 2019, purchased investments in apartment properties.

    Future contractual receipts under operating leases as of December 31, 2019 are $114 million in 2020, $107 million in 2021, $95 million in 2022,
  $87 million in 2023, $79 million in 2024, $259 million thereafter, and in total $741 million.

  Leveraged and Direct Financing Leases

    The Company has diversified leveraged lease and direct financing lease portfolios. Its leveraged leases principally include renewable energy generation facilities, rail cars, commercial real estate and commercial aircraft, and its direct financing leases principally include renewable energy generation facilities. These assets are leased through a variety of lease arrangements, which may include options to renew or extend the lease and options for the lessee to purchase the property. Residual values are estimated at inception of the lease using available third-party data. Risk is managed through lessee credit analysis, asset allocation, geographic diversification, and ongoing reviews of estimated residual values, using available third-party data and, in certain leases, linking the amount of future rents to changes in inflation rates. Generally, estimated residual values are not guaranteed by the lessee or a third party.

    Investment in leveraged and direct financing leases consisted of the following at:

                                   December 31, 2019       December 31, 2018
                                ----------------------  ----------------------
                                              Direct                  Direct
                                 Leveraged   Financing   Leveraged   Financing
                                  Leases      Leases      Leases      Leases
                                ----------  ----------  ----------  ----------
                                                 (In millions)
 Lease receivables, net (1).... $      666  $      232  $      715  $      256
 Estimated residual values.....        592          42         618          42
                                ----------  ----------  ----------  ----------
  Subtotal.....................      1,258         274       1,333         298
 Unearned income...............       (362)        (85)       (401)       (100)
                                ----------  ----------  ----------  ----------
  Investment in leases......... $      896  $      189  $      932  $      198
                                ==========  ==========  ==========  ==========
--------

(1) Future contractual receipts under direct financing leases as of
    December 31, 2019 are $23 million in 2020, $21 million in 2021, $21 million in 2022, $21 million in 2023, $21 million in 2024, $125 million thereafter, and in total $232 million.

    Lease receivables are generally due in periodic installments. The remaining life of the payment periods for leveraged leases generally range from one to
  15 years but in certain circumstances can be over 25 years, while the remaining life of the payment periods for direct financing leases generally range from one to 25 years but in certain circumstances can be over 25 years.
  For lease receivables, the primary credit quality indicator is whether the lease receivable is performing or nonperforming, which is assessed monthly.
  The Company generally defines nonperforming lease receivables as those that are 90 days or more past due. At both December 31, 2019 and 2018 all lease receivables were performing.

                                    MLIC-62

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Investments (continued)

    The Company's deferred income tax liability related to leveraged leases was
  $425 million and $465 million at December 31, 2019 and 2018, respectively.

    The components of income from investment in leveraged and direct financing leases, excluding net investment gains (losses), were as follows:

                                                                   Years Ended December 31,
                                                  -----------------------------------------------------------
                                                         2019                2018                2017
                                                  ------------------- ------------------- -------------------
                                                             Direct              Direct              Direct
                                                  Leveraged Financing Leveraged Financing Leveraged Financing
                                                   Leases    Leases    Leases    Leases    Leases    Leases
                                                  --------- --------- --------- --------- --------- ---------
                                                                         (In millions)
Lease investment income.......................... $      37 $     12  $      37 $      13 $     11  $      15
Less: Income tax expense.........................         8        3          8         3        4          5
                                                  --------- --------  --------- --------- --------  ---------
    Lease investment income, net of income tax... $      29 $      9  $      29 $      10 $      7  $      10
                                                  ========= ========  ========= ========= ========  =========

Other Invested Assets

  Other invested assets is comprised primarily of freestanding derivatives with positive estimated fair values (see Note 8), affiliated investments, tax credit and renewable energy partnerships, annuities funding structured settlement claims, leveraged and direct financing leases, FHLB common stock, equity securities and FVO Securities. See "-- Related Party Investment Transactions"
for information regarding affiliated investments.

  Tax Credit Partnerships

  The carrying value of tax credit partnerships was $1.3 billion and
$1.7 billion at December 31, 2019 and 2018, respectively. Losses from tax credit partnerships included within net investment income were $240 million,
$257 million and $259 million for the years ended December 31, 2019, 2018 and
2017, respectively.

Cash Equivalents

  The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $5.5 billion and $5.0 billion at December 31, 2019 and 2018, respectively.

Net Unrealized Investment Gains (Losses)

  Unrealized investment gains (losses) on fixed maturity securities AFS, equity securities and derivatives and the effect on DAC, VOBA, DSI, future policy benefits and the policyholder dividend obligation, that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in AOCI.

                                    MLIC-63

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Investments (continued)

   The components of net unrealized investment gains (losses), included in
AOCI, were as follows:

                                                                                  Years Ended December 31,
                                                                        -------------------------------------------
                                                                             2019           2018           2017
                                                                        -------------  -------------  -------------
                                                                                       (In millions)
Fixed maturity securities AFS.......................................... $      15,145  $       3,890  $      12,349
Fixed maturity securities AFS with noncredit OTTI losses included in
 AOCI..................................................................            32             25             40
                                                                        -------------  -------------  -------------
  Total fixed maturity securities AFS..................................        15,177          3,915         12,389
Equity securities......................................................            --             --            119
Derivatives............................................................         2,043          1,742          1,396
Other..................................................................           210            231              1
                                                                        -------------  -------------  -------------
  Subtotal.............................................................        17,430          5,888         13,905
                                                                        -------------  -------------  -------------
Amounts allocated from:
Future policy benefits.................................................        (1,121)            (5)           (19)
DAC and VOBA related to noncredit OTTI losses recognized in AOCI.......            --             --             --
DAC, VOBA and DSI......................................................        (1,051)          (571)          (790)
Policyholder dividend obligation.......................................        (2,020)          (428)        (2,121)
                                                                        -------------  -------------  -------------
  Subtotal.............................................................        (4,192)        (1,004)        (2,930)
Deferred income tax benefit (expense) related to noncredit OTTI losses
 recognized in AOCI....................................................            (7)            (5)           (14)
Deferred income tax benefit (expense)..................................        (2,735)          (982)        (3,704)
                                                                        -------------  -------------  -------------
  Net unrealized investment gains (losses)............................. $      10,496  $       3,897  $       7,257
                                                                        =============  =============  =============

   The changes in net unrealized investment gains (losses) were as follows:

                                                                                     Years Ended December 31,
                                                                           -------------------------------------------
                                                                                2019           2018           2017
                                                                           -------------  -------------  -------------
                                                                                          (In millions)
Balance at January 1,..................................................... $       3,897  $       7,257  $       5,051
Cumulative effects of changes in accounting principles, net of income tax
 (Note 1).................................................................            17          1,310             --
Fixed maturity securities AFS on which noncredit OTTI losses have been
 recognized...............................................................             7            (15)            30
Unrealized investment gains (losses) during the year......................        11,513         (7,883)         3,621
Unrealized investment gains (losses) relating to:
Future policy benefits....................................................        (1,116)            14            (10)
DAC and VOBA related to noncredit OTTI losses recognized in AOCI..........            --             --              1
DAC, VOBA and DSI.........................................................          (480)           219           (221)
Policyholder dividend obligation..........................................        (1,592)         1,693           (190)
Deferred income tax benefit (expense) related to noncredit OTTI losses
 recognized in AOCI.......................................................            (2)             9            (11)
Deferred income tax benefit (expense).....................................        (1,748)         1,293         (1,014)
                                                                           -------------  -------------  -------------
Balance at December 31,................................................... $      10,496  $       3,897  $       7,257
                                                                           =============  =============  =============
Change in net unrealized investment gains (losses)........................ $       6,599  $      (3,360) $       2,206
                                                                           =============  =============  =============

Concentrations of Credit Risk

  There were no investments in any counterparty that were greater than 10% of the Company's equity, other than the U.S. government and its agencies, at both
December 31, 2019 and 2018.

                                    MLIC-64

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Investments (continued)

Securities Lending and Repurchase Agreements

   Securities, Collateral and Reinvestment Portfolio

   A summary of the outstanding securities lending and repurchase agreements transactions is as follows:

                                                                December 31,
                               ------------------------------------------------------------------------------
                                                2019                                    2018
                               --------------------------------------- --------------------------------------
                               Securities                              Securities
                                  (1)                                     (1)
                               ----------                              ----------
                                               Cash                                    Cash
                                            Collateral   Reinvestment               Collateral   Reinvestment
                                          Received from  Portfolio at             Received from  Portfolio at
                               Estimated  Counterparties   Estimated   Estimated  Counterparties  Estimated
                               Fair Value    (2), (3)     Fair Value   Fair Value    (2), (3)     Fair Value
                               ---------- -------------- ------------- ---------- -------------- ------------
                                                         (In millions)
Securities lending............ $  12,455    $  12,791      $  12,847   $  13,138    $  13,351     $  13,376
Repurchase agreements......... $   2,333    $   2,310      $   2,320   $   1,020    $   1,000     $   1,001
-------------

(1) Securities on loan or securities pledged in connection with these programs are included within fixed maturities securities AFS, short-term investments and cash equivalents.

(2) In connection with securities lending, in addition to cash collateral received, the Company received from counterparties security collateral of
    $0 and $64 million at December 31, 2019 and 2018, respectively, which may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the consolidated financial statements.

(3) The liability for cash collateral for these programs is included within payables for collateral under securities loaned, other transactions and other liabilities.

   Contractual Maturities

   A summary of the remaining contractual maturities of securities lending agreements and repurchase agreements is as follows:

                                                            December 31,
                              -------------------------------------------------------------------------
                                              2019                                 2018
                              ------------------------------------ ------------------------------------
                                      Remaining Maturities                 Remaining Maturities
                              ------------------------------------ ------------------------------------
                                                  Over                                 Over
                                       1 Month   1 to 6                     1 Month   1 to 6
                              Open (1) or Less   Months    Total   Open (1) or Less   Months    Total
                              -------- -------- -------- --------- -------- -------- -------- ---------
                                                            (In millions)
Cash collateral liability by
 loaned security type:
  Securities lending:
    U.S. government and
     agency.................. $  2,260 $  5,040 $  5,491 $  12,791 $  1,970 $  7,426 $  3,955 $  13,351
  Repurchase agreements:
    U.S. government and
     agency.................. $     -- $  2,310 $     -- $   2,310 $     -- $  1,000 $     -- $   1,000
-------------

(1) The related loaned security could be returned to the Company on the next business day, which would require the Company to immediately return the cash collateral.

(2) The Company is permitted to withdraw any portion of the pledged collateral over the minimum collateral requirement at any time, other than in the event of a default by the Company.

                                    MLIC-65

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Investments (continued)

  If the Company is required to return significant amounts of cash collateral on short notice and is forced to sell securities to meet the return obligation, it may have difficulty selling such collateral that is invested in securities in a timely manner, be forced to sell securities in a volatile or illiquid market for less than what otherwise would have been realized under normal market conditions, or both.

  The securities lending and repurchase agreements reinvestment portfolios consist principally of high quality, liquid, publicly-traded fixed maturity securities AFS, short-term investments, cash equivalents or cash. If the securities on loan, securities pledged or the reinvestment portfolio become less liquid, liquidity resources within the general account are available to meet any potential cash demands when securities on loan or securities pledged are put back by the counterparty.

Invested Assets on Deposit and Pledged as Collateral

   Invested assets on deposit and pledged as collateral are presented below at estimated fair value for all asset classes, except mortgage loans, which are presented at carrying value at:

                                                                          December 31,
                                                                  -----------------------------
                                                                       2019           2018
                                                                  -------------- --------------
                                                                          (In millions)
Invested assets on deposit (regulatory deposits).................  $          62  $          47
Invested assets pledged as collateral (1)........................         20,659         20,207
                                                                  -------------- --------------
    Total invested assets on deposit and pledged as collateral...  $      20,721  $      20,254
                                                                  ============== ==============
-------------

(1) The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 3), derivative transactions (see Note 8) and secured debt (See Note 11).

  See "-- Securities Lending and Repurchase Agreements" for information regarding securities supporting securities lending and repurchase agreement transactions and Note 6 for information regarding investments designated to the closed block. In addition, the Company's investment in FHLB common stock, which is considered restricted until redeemed by the issuers, was $737 million and
$724 million, at redemption value, at December 31, 2019 and 2018, respectively.

Purchased Credit Impaired Investments

  Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the
Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized in net investment income on an effective yield basis. If, subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized in net investment income. Decreases in cash flows expected to be collected can result in OTTI.

  The Company's PCI investments had an outstanding principal balance of
$3.2 billion and $3.9 billion at December 31, 2019 and 2018, respectively, which represents the contractually required principal and accrued interest payments whether or not currently due and a carrying value (estimated fair value of the investments plus accrued interest) of $2.7 billion and
$3.2 billion at December 31, 2019 and 2018, respectively. Accretion of accretable yield on PCI investments recognized in earnings in net investment income was $170 million and $266 million for the years ended December 31, 2019 and 2018, respectively. Purchases of PCI investments were insignificant in both of the years ended December 31, 2019 and 2018.

                                    MLIC-66

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Investments (continued)

Collectively Significant Equity Method Investments

  The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $11.5 billion at December 31, 2019. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $3.3 billion at December 31, 2019. Except for certain real estate joint ventures and certain funds, the Company's investments in its remaining real estate funds and other limited partnership interests are generally of a passive nature in that the
Company does not participate in the management of the entities.

  As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss)
for two of the three most recent annual periods: 2019 and 2017. The Company is providing the following aggregated summarized financial data for such equity method investments, for the most recent annual periods, in order to provide comparative information. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

  The aggregated summarized financial data presented below reflects the latest available financial information and is as of, and for, the years ended
December 31, 2019, 2018 and 2017. Aggregate total assets of these entities totaled $527.8 billion and $466.8 billion at December 31, 2019 and 2018, respectively. Aggregate total liabilities of these entities totaled
$77.6 billion and $56.3 billion at December 31, 2019 and 2018, respectively.
Aggregate net income (loss) of these entities totaled $40.9 billion,
$42.7 billion and $35.0 billion for the years ended December 31, 2019, 2018 and
2017, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

  The Company has invested in legal entities that are VIEs. In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, is deemed to be the primary beneficiary or consolidator of the entity.
The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity.

  Consolidated VIEs

    Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company's obligation to the VIEs is limited to the amount of its committed investment.

    The following table presents the total assets and total liabilities relating to investment related VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at:

                                                           December 31,
                                         -------------------------------------------------
                                                   2019                     2018
                                         ------------------------ ------------------------
                                            Total        Total       Total        Total
                                            Assets    Liabilities    Assets    Liabilities
                                         ------------ ----------- ------------ -----------
                                                           (In millions)
Real estate joint ventures (1).......... $      1,378  $      --  $      1,394  $      --
Renewable energy partnership (2)........           94         --           102         --
Investment fund (primarily mortgage
 loans) (3).............................          211         --           219         --
Other investments (2)...................           10          5            21          5
                                         ------------  ---------  ------------  ---------
 Total.................................. $      1,693  $       5  $      1,736  $       5
                                         ============  =========  ============  =========
-------------

                                    MLIC-67

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Investments (continued)

(1) The Company's investment in these affiliated real estate joint ventures was
    $1.2 billion and $1.3 billion at December 31, 2019 and 2018, respectively.
    Other affiliates' investments in these affiliated real estate joint ventures were $129 million and $123 million at December 31, 2019 and 2018, respectively.

(2) Assets of the renewable energy partnership and other investments are primarily consisted of other invested assets.

(3) The Company's investment in this affiliated investment fund was
    $172 million and $178 million, at December 31, 2019 and 2018, respectively.
    An affiliate had an investment in this affiliated investment fund of
    $39 million and $41 million at December 31, 2019 and 2018, respectively.

  Unconsolidated VIEs

    The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                              December 31,
                                         -------------------------------------------------------
                                                    2019                        2018
                                         --------------------------- ---------------------------
                                                          Maximum                     Maximum
                                           Carrying      Exposure      Carrying      Exposure
                                            Amount      to Loss (1)     Amount      to Loss (1)
                                         ------------- ------------- ------------- -------------
                                                              (In millions)
Fixed maturity securities AFS:
 Structured Products (2)................ $      37,119 $      37,119 $      35,112 $      35,112
 U.S. and foreign corporate.............         1,098         1,098           669           669
Other limited partnership interests.....         4,461         7,423         3,979         6,405
Other invested assets...................         1,554         1,677         1,914         2,066
Real estate joint ventures..............            25            28            33            37
                                         ------------- ------------- ------------- -------------
 Total.................................. $      44,257 $      47,345 $      41,707 $      44,289
                                         ============= ============= ============= =============
-------------

(1) The maximum exposure to loss relating to fixed maturity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments. For certain of its investments in other invested assets, the Company's return is in the form of income tax credits which are guaranteed by creditworthy third parties.
    For such investments, the maximum exposure to loss is equal to the carrying amounts plus any unfunded commitments, reduced by income tax credits guaranteed by third parties of $6 million and $93 million at December 31,
    2019 and 2018, respectively. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2) For these variable interests, the Company's involvement is limited to that of a passive investor in mortgage-backed or asset-backed securities issued by trusts that do not have substantial equity.

    As described in Note 16, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs for each of the years ended December 31, 2019, 2018 and
  2017.

    The Company securitizes certain residential mortgage loans and acquires an interest in the related RMBS issued. While the Company has a variable interest in the issuer of the securities, it is not the primary beneficiary of the issuer of the securities since it does not have any rights to remove the servicer or veto rights over the servicer's actions. The resulting gain
  (loss) from the securitization is included within net investment gains
  (losses). The estimated fair value of the related RMBS acquired in connection with the securitizations is included in the carrying amount and maximum exposure to loss for Structured Products presented in the table above.

    The carrying value and the estimated fair value of mortgage loans were
  $443 million and $467 million, respectively, for loans sold during 2019, and
  $451 million and $478 million, respectively, for loans sold during 2018.
  Gains on securitizations

                                    MLIC-68

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Investments (continued)

  of $24 million and $27 million for the years ended December 31, 2019 and
  2018, respectively, were included within net investment gains (losses). The estimated fair value of RMBS acquired in connection with the securitizations was $131 million and $98 million at December 31, 2019 and 2018, respectively.

    See Note 9 for information on how the estimated fair value of mortgage loans and RMBS is determined, the valuation approaches and key inputs, their placement in the fair value hierarchy, and for certain RMBS, quantitative information about the significant unobservable inputs and the sensitivity of their estimated fair value to changes in those inputs.

Net Investment Income

   The components of net investment income were as follows:

                                                 Years Ended December 31,
                                         -----------------------------------------
                                             2019          2018          2017
                                         ------------- ------------- -------------
                                                       (In millions)
Investment income:
Fixed maturity securities AFS...........   $     7,015   $     7,268   $     7,057
Mortgage loans..........................         3,147         2,822         2,647
Policy loans............................           307           297           310
Real estate and real estate joint
 ventures...............................           401           472           446
Other limited partnership interests.....           545           519           625
Cash, cash equivalents and short-term
 investments............................           183           121            74
Equity securities.......................            35            42            97
FVO Securities (1)......................            74            22            --
Operating joint venture.................            69            37            19
Other...................................           221           261           133
                                         ------------- ------------- -------------
 Subtotal...............................        11,997        11,861        11,408
Less: Investment expenses...............         1,024           942           895
                                         ------------- ------------- -------------
 Net investment income..................   $    10,973   $    10,919   $    10,513
                                         ============= ============= =============
-------------

(1) Changes in estimated fair value subsequent to purchase for FVO Securities still held as of the end of the respective periods included in net investment income were $74 million and $22 million for the years ended
    December 31, 2019 and 2018, respectively. There were no changes in estimated fair value subsequent to purchase for FVO Securities still held as of December 31, 2017 included in net investment income for the year ended December 31, 2017.

    See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

    The Company invests in real estate joint ventures, other limited partnership interests and tax credit and renewable energy partnerships, and also does business through an operating joint venture, the majority of which are accounted for under the equity method. Net investment income from other limited partnership interests and the operating joint venture, accounted for under the equity method; and real estate joint ventures and tax credit and renewable energy partnerships, primarily accounted for under the equity method, totaled $458 million, $344 million and $300 million for the years ended December 31, 2019, 2018, and 2017, respectively.

                                    MLIC-69

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Investments (continued)

Net Investment Gains (Losses)

  Components of Net Investment Gains (Losses)

    The components of net investment gains (losses) were as follows:

                                                    Years Ended December 31,
                                           -------------------------------------
                                                2019         2018         2017
                                           -----------  -----------  -----------
                                                       (In millions)
Total gains (losses) on fixed maturity
 securities AFS:
Total OTTI losses recognized -- by sector
 and industry:
U.S. and foreign corporate securities --
 by industry:
Consumer..................................  $      (16)  $      (19)  $       (5)
Industrial................................         (19)          (2)          --
Finance...................................          --           (2)          --
                                           -----------  -----------  -----------
 Total U.S. and foreign corporate
   securities.............................         (35)         (23)          (5)
RMBS......................................          (2)          --           --
Foreign Government........................          (2)          --           --
Municipals................................          --           --           (1)
                                           -----------  -----------  -----------
 OTTI losses on fixed maturity securities
   AFS recognized in earnings.............         (39)         (23)          (6)
Fixed maturity securities AFS -- net
 gains (losses) on sales and disposals....          51          107           23
                                           -----------  -----------  -----------
 Total gains (losses) on fixed maturity
   securities AFS.........................          12           84           17
                                           -----------  -----------  -----------
Total gains (losses) on equity securities:
Total OTTI losses recognized -- by
 security type:
Common stock..............................          --           --          (23)
Non-redeemable preferred stock............          --           --           (1)
                                           -----------  -----------  -----------
 OTTI losses on equity securities
   recognized in earnings.................          --           --          (24)
Equity securities -- net gains (losses)
 on sales and disposals...................          12           17            7
Change in estimated fair value of equity
 securities (1)...........................          38         (101)          --
                                           -----------  -----------  -----------
 Total gains (losses) on equity securities          50          (84)         (17)
Mortgage loans............................         (13)         (50)         (34)
Real estate and real estate joint ventures         396          311          607
Other limited partnership interests.......           3            8          (52)
Other (2).................................         (46)        (162)        (115)
                                           -----------  -----------  -----------
 Subtotal.................................         402          107          406
                                           -----------  -----------  -----------
Change in estimated fair value of other
 limited partnership interests............         (15)          11           --
Non-investment portfolio gains (losses)...         (41)          35          (72)
                                           -----------  -----------  -----------
 Total net investment gains (losses)......  $      346   $      153   $      334
                                           ===========  ===========  ===========
--------

(1)Changes in estimated fair value subsequent to purchase for equity securities still held as of the end of the period included in net investment gains
   (losses) were $31 million and ($82) million for the years ended December 31,
   2019 and 2018, respectively.

(2)Other gains (losses) included tax credit partnership impairment losses of
   $92 million, and a renewable energy partnership disposal gain of $46 million for the year ended December 31, 2019. Other gains (losses) included renewable energy partnership disposal losses of $83 million and leveraged lease impairment losses of $105 million for the year ended December 31,
   2018. Other gains (losses) included renewable energy partnership disposal losses of $6 million and leveraged lease impairment losses of $79 million for the year ended December 31, 2017.

    See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to transfers of invested assets to affiliates.

                                    MLIC-70

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Investments (continued)

    Gains (losses) from foreign currency transactions included within net investment gains (losses) were ($57) million, $21 million and ($142) million for the years ended December 31, 2019, 2018 and 2017, respectively.

  Sales or Disposals and Impairments of Fixed Maturity Securities AFS

    Sales of securities are determined on a specific identification basis.
  Proceeds from sales or disposals and the components of net investment gains (losses) were as shown in the table below:

                                              Years Ended December 31,
                                       -------------------------------------
                                           2019         2018         2017
                                       -----------  -----------  -----------
                                                   (In millions)
   Proceeds...........................  $   32,175   $   53,042   $   34,483
                                       ===========  ===========  ===========
   Gross investment gains.............  $      392   $      604   $      278
   Gross investment losses............        (341)        (497)        (255)
   OTTI losses........................         (39)         (23)          (6)
                                       -----------  -----------  -----------
    Net investment gains (losses).....  $       12   $       84   $       17
                                       ===========  ===========  ===========

  Credit Loss Rollforward of Fixed Maturity Securities AFS

    The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities
  AFS still held for which a portion of the OTTI loss was recognized in OCI:

                                                     Years Ended December 31,
                                                 ---------------------------
                                                    2019           2018
                                                  ----------     ----------
                                                      (In millions)
        Balance at January 1,...................  $      70      $     110
         Sales (maturities, pay downs or
           prepayments) of securities
           previously impaired as credit loss
           OTTI.................................        (16)           (38)
         Increase in cash flows -- accretion of
           previous credit loss OTTI............         (1)            (2)
                                                  ----------     ----------
        Balance at December 31,.................  $      53      $      70
                                                  ==========     ==========

Related Party Investment Transactions

   The Company transfers invested assets primarily consisting of fixed maturity securities AFS and mortgage loans to and from affiliates. Invested assets transferred to and from affiliates were as follows:

                                                      Years Ended December 31,
                                                ------------------------------
                                                  2019      2018       2017
                                                 -------   -------   --------
                                                     (In millions)
       Estimated fair value of invested assets
        transferred to affiliates.............. $    --   $    --   $    453
       Amortized cost of invested assets
        transferred to affiliates.............. $    --   $    --   $    416
       Net investment gains (losses)
        recognized on transfers................ $    --   $    --   $     37
       Estimated fair value of invested assets
        transferred from affiliates............ $    46   $    77   $    306

                                    MLIC-71

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Investments (continued)

   Recurring related party investments and related net investment income were as follows at and for the periods ended:

                                                                                December 31,    Years Ended December 31,
                                                                              ----------------- ------------------------
                                                                                2019     2018   2019     2018    2017
                                                                              -------- --------  -----    -----   -----
   Investment Type/Balance Sheet Category           Related Party              Carrying Value   Net Investment Income
--------------------------------------    ----------------------------------- ----------------- ------------------------
                                                                                         (In millions)
      Affiliated investments (1)......... MetLife, Inc.                       $  1,810 $  1,798 $  34    $  31   $  78
      Affiliated investments (2)......... American Life Insurance Company          100      100     3        3       3
      Affiliated investments (3)......... Metropolitan Property and Casualty
                                          Insurance Company                        315      315    11       10       6
                                                                              -------- --------  -----    -----   -----
      Other invested assets..............                                     $  2,225 $  2,213 $  48    $  44   $  87
                                                                              ======== ========  =====    =====   =====
      Money market pool (4).............. Metropolitan Money Market Pool      $     -- $     52 $   1    $   1   $   1
                                                                              -------- --------  -----    -----   -----
      Short-term investments.............                                     $     -- $     52 $   1    $   1   $   1
                                                                              ======== ========  =====    =====   =====
--------

(1)Represents an investment in affiliated senior notes. The affiliated senior notes have maturity dates from September 2020 to October 2029 and bear interest, payable semi-annually, at a rate per annum ranging from 0.82% to
   3.14%. In July 2019, a (Yen)53.3 billion 1.45% affiliated senior note matured and was refinanced with a (Yen)37.3 billion 1.60% affiliated senior note due July 2023 and a (Yen)16.0 billion 1.64% affiliated senior note due
   July 2026. In October 2019, a (Yen)26.5 billion 1.72% affiliated senior note matured and was refinanced with a (Yen)26.5 billion 1.81% affiliated senior note due October 2029.

(2)Represents an investment in an affiliated surplus note. The surplus note, which bears interest at a fixed rate of 3.17%, payable semiannually, is due
   June 2020.

(3)Represents an investment in affiliated preferred stock. Dividends are payable quarterly at a variable rate.

(4)The investment has a variable rate of return.

    Through March 31, 2018, the Company provided investment administrative services to certain affiliates. The related investment administrative service charges to these affiliates were $19 million and $73 million for the years ended December 31, 2018 and 2017, respectively. Effective April 1, 2018, the
  Company receives investment advisory services from an affiliate. The related affiliated investment advisory charges to the Company were $299 million and
  $198 million for the years ended December 31, 2019 and 2018, respectively.

    See "-- Mortgage Loans by Portfolio Segment" for discussion of mortgage loan participation agreements with affiliates.

    See "-- Variable Interest Entities" for information on investments in affiliated real estate joint ventures and affiliated investment fund.

8. Derivatives

Accounting for Derivatives

  See Note 1 for a description of the Company's accounting policies for derivatives and Note 9 for information about the fair value hierarchy for derivatives.

Derivative Strategies

  The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

  Derivatives are financial instruments with values derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two
counterparties ("OTC-bilateral"). The types of derivatives the Company uses

                                    MLIC-72

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Derivatives (continued)

include swaps, forwards, futures and option contracts. To a lesser extent, the
Company uses credit default swaps and structured interest rate swaps to synthetically replicate investment risks and returns which are not readily available in the cash markets.

Interest Rate Derivatives

  The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, interest rate total return swaps, caps, floors, swaptions, futures and forwards.

  Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and nonqualifying hedging relationships.

  The Company uses structured interest rate swaps to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and a cash instrument such as a U.S. government and agency, or other fixed maturity securities AFS. Structured interest rate swaps are included in interest rate swaps and are not designated as hedging instruments.

  Interest rate total return swaps are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and a benchmark interest rate, calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. Interest rate total return swaps are used by the Company to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). The Company utilizes interest rate total return swaps in nonqualifying hedging relationships.

  The Company purchases interest rate caps primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities, and interest rate floors primarily to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in nonqualifying hedging relationships.

  In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts and to pledge initial margin based on futures exchange requirements. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap)
futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance, and to hedge minimum guarantees embedded in certain variable annuity products issued by the
Company. The Company utilizes exchange-traded interest rate futures in nonqualifying hedging relationships.

  Swaptions are used by the Company to hedge interest rate risk associated with the Company's long-term liabilities and invested assets. A swaption is an option to enter into a swap with a forward starting effective date. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium for purchased swaptions and receives a premium for written swaptions.
The Company utilizes swaptions in nonqualifying hedging relationships.
Swaptions are included in interest rate options.

  The Company enters into interest rate forwards to buy and sell securities.
The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow and nonqualifying hedging relationships.

                                    MLIC-73

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Derivatives (continued)

  A synthetic GIC is a contract that simulates the performance of a traditional
GIC through the use of financial instruments. The policyholder owns the underlying assets, and the Company provides a guarantee (or "wrap") on the participant funds for an annual risk charge. The Company's maximum exposure to loss on synthetic GICs is the notional amount, in the event the values of all of the underlying assets were reduced to zero. The Company's risk is substantially lower due to contractual provisions that limit the portfolio to high quality assets, which are pre-approved and monitored for compliance, as well as the collection of risk charges. In addition, the crediting rates reset periodically to amortize market value gains and losses over a period equal to the duration of the wrapped portfolio, subject to a 0% floor. While plan participants may transact at book value, contract holder withdrawals may only occur immediately at market value, or at book value paid over a period of time per contract provisions. Synthetic GICs are not designated as hedging instruments.

Foreign Currency Exchange Rate Derivatives

  The Company uses foreign currency exchange rate derivatives, including foreign currency swaps and foreign currency forwards, to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

  In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in fair value, cash flow and nonqualifying hedging relationships.

  In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. The Company utilizes foreign currency forwards in nonqualifying hedging relationships.

Credit Derivatives

  The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional amount in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations and involuntary restructuring for corporate obligors, as well as repudiation, moratorium or governmental intervention for sovereign obligors.
In each case, payout on a credit default swap is triggered only after the
Credit Derivatives Determinations Committee of the International Swaps and
Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred.
The Company utilizes credit default swaps in nonqualifying hedging relationships.

  The Company enters into written credit default swaps to synthetically create credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. government and agency, or other fixed maturity securities AFS. These credit default swaps are not designated as hedging instruments.

  The Company enters into forwards to lock in the price to be paid for forward purchases of certain securities. The price is agreed upon at the time of the contract and payment for the contract is made at a specified future date. When the primary purpose of entering into these transactions is to hedge against the risk of changes in purchase price due to changes in credit spreads, the Company designates these transactions as credit forwards. The Company utilizes credit forwards in cash flow hedging relationships.

Equity Derivatives

  The Company uses a variety of equity derivatives to reduce its exposure to equity market risk, including equity index options, equity variance swaps, exchange-traded equity futures and equity total return swaps.

                                    MLIC-74

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Derivatives (continued)

  Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products issued by the Company.
To hedge against adverse changes in equity indices, the Company enters into contracts to sell the underlying equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price.
Certain of these contracts may also contain settlement provisions linked to interest rates. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. The Company utilizes equity index options in nonqualifying hedging relationships.

  Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products issued by the Company.
In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. The Company utilizes equity variance swaps in nonqualifying hedging relationships.

  In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts and to pledge initial margin based on futures exchange requirements. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.
Exchange-traded equity futures are used primarily to hedge minimum guarantees embedded in certain variable annuity products issued by the Company. The
Company utilizes exchange-traded equity futures in nonqualifying hedging relationships.

  In an equity total return swap, the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and a benchmark interest rate, calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. The Company uses equity total return swaps to hedge its equity market guarantees in certain of its insurance products. Equity total return swaps can be used as hedges or to synthetically create investments. The
Company utilizes equity total return swaps in nonqualifying hedging relationships.

                                    MLIC-75

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Derivatives (continued)

Primary Risks Managed by Derivatives

   The following table presents the primary underlying risk exposure, gross notional amount and estimated fair value of the Company's derivatives, excluding embedded derivatives, held at:

                                                                     December 31,
                                         --------------------------------------------------------------------
                                                       2019                               2018
                                         --------------------------------- ----------------------------------
                                                     Estimated Fair Value               Estimated Fair Value
                                                    ----------------------             ----------------------
                                           Gross                             Gross
                     Primary Underlying   Notional                          Notional
                       Risk Exposure       Amount    Assets    Liabilities   Amount     Assets    Liabilities
                     ------------------  ---------- --------- ------------ ----------- --------- ------------
                                                                    (In millions)
Derivatives Designated as Hedging Instruments:
Fair value hedges:
Interest rate swaps. Interest rate        $   2,370  $  2,668   $       2   $    2,446  $  2,197   $       2
Foreign currency     Foreign currency
 swaps.............. exchange rate            1,250        12          17        1,191        49          --
                                         ---------- ---------  ----------  ----------- ---------  ----------
 Subtotal...........                          3,620     2,680          19        3,637     2,246           2
                                         ---------- ---------  ----------  ----------- ---------  ----------
Cash flow hedges:
Interest rate swaps. Interest rate            3,324       125          27        3,181       139           1
Interest rate
 forwards........... Interest rate            6,793        75         142        3,023        --         216
Foreign currency     Foreign currency
 swaps.............. exchange rate           27,240     1,199       1,103       26,239     1,218       1,318
                                         ---------- ---------  ----------  ----------- ---------  ----------
 Subtotal...........                         37,357     1,399       1,272       32,443     1,357       1,535
                                         ---------- ---------  ----------  ----------- ---------  ----------
 Total qualifying
   hedges...........                         40,977     4,079       1,291       36,080     3,603       1,537
                                         ---------- ---------  ----------  ----------- ---------  ----------
Derivatives Not Designated or Not Qualifying as Hedging Instruments:
Interest rate swaps. Interest rate           38,820     2,296         133       36,238     1,507          85
Interest rate floors Interest rate           12,701       156          --       12,701       102          --
Interest rate caps.. Interest rate           42,622        18           5       54,576       154           1
Interest rate
 futures............ Interest rate              745        --          --          794        --           1
Interest rate
 options............ Interest rate           24,944       427          --       24,340       185          --
Interest rate total
 return swaps....... Interest rate            1,048         5          49        1,048        33           2
Synthetic GICs...... Interest rate           16,498        --          --       18,006        --          --
Foreign currency     Foreign currency
 swaps.............. exchange rate            6,124       419          97        5,986       700          79
Foreign currency     Foreign currency
 forwards........... exchange rate            1,001        12           8          943        15          14
Credit default
 swaps -- purchased. Credit                     888         4          11          858        24           4
Credit default
 swaps -- written... Credit                   8,711       200           1        7,864        67          13
Equity futures...... Equity market            2,039        --           5        1,006         1           6
Equity index options Equity market           23,104       447         417       23,162       706         396
Equity variance
 swaps.............. Equity market              637        17          17        1,946        32          81
Equity total return
 swaps.............. Equity market              716        --          68          886        89          --
                                         ---------- ---------  ----------  ---------------------  ----------
 Total non-designated or nonqualifying
   derivatives.........................     180,598     4,001         811      190,354     3,615         682
                                         ---------- ---------  ----------  ---------------------  ----------
 Total.................................   $ 221,575  $  8,080   $   2,102   $  226,434  $  7,218   $   2,219
                                         ========== =========  ==========  =========== =========  ==========

  Based on gross notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2019 and 2018. The Company's use of derivatives includes (i) derivatives that serve as macro hedges of the
Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules;
(ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; (iii) derivatives that economically hedge embedded derivatives that do not qualify for hedge accounting because the changes in estimated fair value of the embedded derivatives are already recorded in net income; and (iv) written credit default swaps and interest rate swaps that are used to synthetically create investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these nonqualified derivatives, changes in market factors can lead to the recognition of fair value changes on the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

                                    MLIC-76

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Derivatives (continued)

The Effects of Derivatives on the Consolidated Statements of Operations and
Comprehensive Income (Loss)

   The following table presents the consolidated financial statement location and amount of gain (loss) recognized on fair value, cash flow, nonqualifying hedging relationships and embedded derivatives:

                                                                          Year Ended December 31, 2019
                                                  ----------------------------------------------------------------------------
                                                                                                  Interest
                                                                Net        Net                  Credited to
                                                     Net     Investment Derivative Policyholder Policyholder
                                                  Investment   Gains      Gains    Benefits and   Account     Other
                                                    Income    (Losses)   (Losses)     Claims      Balances   Expenses    OCI
                                                  ---------- ---------- ---------- ------------ ------------ -------- --------
                                                                                  (In millions)
Gain (Loss) on Fair Value Hedges:
Interest rate derivatives:
Derivatives designated as hedging
 instruments (1).................................   $    (2)   $   --    $     --     $   339     $      1    $    --      N/A
Hedged items.....................................         4        --          --        (369)          --         --      N/A
Foreign currency exchange rate derivatives:
Derivatives designated as hedging
 instruments (1).................................       (54)       --          --          --           --         --      N/A
Hedged items.....................................        54        --          --          --           --         --      N/A
                                                   --------   -------   ---------    --------    ---------   -------- --------
Amount excluded from the assessment of hedge
 effectiveness...................................        --        --          --          --           --         --      N/A
                                                   --------   -------   ---------    --------    ---------   -------- --------
  Subtotal.......................................         2        --          --         (30)           1         --      N/A
Gain (Loss) on Cash Flow Hedges:
Interest rate derivatives: (1)
Amount of gains (losses) deferred in AOCI........       N/A       N/A         N/A         N/A          N/A        N/A  $   605
Amount of gains (losses) reclassified from AOCI
 into income.....................................        23         4          --          --           --         --      (27)
Foreign currency exchange rate derivatives: (1)
Amount of gains (losses) deferred in AOCI........       N/A       N/A         N/A         N/A          N/A        N/A      (67)
Amount of gains (losses) reclassified from AOCI
 into income.....................................        (3)      212          --          --           --         --     (209)
Foreign currency transaction gains (losses) on
 hedged items....................................        --      (211)         --          --           --         --       --
Credit derivatives: (1)
Amount of gains (losses) deferred in AOCI........       N/A       N/A         N/A         N/A          N/A        N/A       --
Amount of gains (losses) reclassified from AOCI
 into income.....................................         1        --          --          --           --         --       (1)
                                                   --------   -------   ---------    --------    ---------   -------- --------
  Subtotal.......................................        21         5          --          --           --         --      301
Gain (Loss) on Derivatives Not Designated or Not
 Qualifying as Hedging Instruments:
Interest rate derivatives (1)....................        (3)       --         720          --           --         --      N/A
Foreign currency exchange rate derivatives (1)...        --        --         (49)         --           --         --      N/A
Credit derivatives -- purchased (1)..............        --        --         (25)         --           --         --      N/A
Credit derivatives -- written (1)................        --        --         172          --           --         --      N/A
Equity derivatives (1)...........................        --        --        (944)       (150)          --         --      N/A
Foreign currency transaction gains (losses) on
 hedged items....................................        --        --          (4)         --           --         --      N/A
                                                   --------   -------   ---------    --------    ---------   -------- --------
  Subtotal.......................................        (3)       --        (130)       (150)          --         --      N/A
Earned income on derivatives.....................       270        --         272         135         (147)        --       --
Embedded derivatives (2).........................       N/A       N/A        (430)         --          N/A        N/A      N/A
                                                   --------   -------   ---------    --------    ---------   -------- --------
  Total..........................................   $   290    $    5    $   (288)    $   (45)    $   (146)   $    --  $   301
                                                   ========   =======   =========    ========    =========   ======== ========

                                    MLIC-77

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Derivatives (continued)

                                                                          Year Ended December 31, 2018
                                                  ----------------------------------------------------------------------------
                                                                                                  Interest
                                                                Net        Net                  Credited to
                                                     Net     Investment Derivative Policyholder Policyholder
                                                  Investment   Gains      Gains    Benefits and   Account     Other
                                                    Income    (Losses)   (Losses)     Claims      Balances   Expenses    OCI
                                                  ---------- ---------- ---------- ------------ ------------ -------- --------
                                                                                  (In millions)
Gain (Loss) on Fair Value Hedges:
Interest rate derivatives:
Derivatives designated as hedging
 instruments (1).................................   $    --    $    --    $  (220)    $    --     $     --    $    --      N/A
Hedged items.....................................        --         --        226          --           --         --      N/A
Foreign currency exchange rate derivatives:
Derivatives designated as hedging
 instruments (1).................................        --         --         75          --           --         --      N/A
Hedged items.....................................        --         --        (78)         --           --         --      N/A
Amount excluded from the assessment of hedge
 effectiveness...................................        --         --         --          --           --         --      N/A
                                                   --------   --------   --------    --------    ---------   -------- --------
  Subtotal.......................................        --         --          3          --           --         --      N/A
Gain (Loss) on Cash Flow Hedges:
Interest rate derivatives: (1)
Amount of gains (losses) deferred in AOCI........       N/A        N/A        N/A         N/A          N/A        N/A  $  (262)
Amount of gains (losses) reclassified from AOCI
 into income.....................................        20         --         22          --           --         --      (42)
Foreign currency exchange rate derivatives: (1)
Amount of gains (losses) deferred in AOCI........       N/A        N/A        N/A         N/A          N/A        N/A      180
Amount of gains (losses) reclassified from AOCI
 into income.....................................        (3)        --       (469)         --           --         --      472
Foreign currency transaction gains (losses) on
 hedged items....................................        --         --        475          --           --         --       --
Credit derivatives: (1)
Amount of gains (losses) deferred in AOCI........       N/A        N/A        N/A         N/A          N/A        N/A       --
Amount of gains (losses) reclassified from AOCI
 into income.....................................         1         --          1          --           --         --       (2)
                                                   --------   --------   --------    --------    ---------   -------- --------
  Subtotal.......................................        18         --         29          --           --         --      346
Gain (Loss) on Derivatives Not Designated or Not
 Qualifying as Hedging Instruments:
Interest rate derivatives (1)....................         4         --       (340)         --           --         --      N/A
Foreign currency exchange rate derivatives (1)...        --         --        429          --           --         --      N/A
Credit derivatives -- purchased (1)..............        --         --          9          --           --         --      N/A
Credit derivatives -- written (1)................        --         --        (90)         --           --         --      N/A
Equity derivatives (1)...........................         1         --        166          45           --         --      N/A
Foreign currency transaction gains (losses) on
 hedged items....................................        --         --       (155)         --           --         --      N/A
                                                   --------   --------   --------    --------    ---------   -------- --------
  Subtotal.......................................         5         --         19          45           --         --      N/A
Earned income on derivatives.....................       371         --        339           8         (113)        --       --
Embedded derivatives (2).........................       N/A        N/A        376          --          N/A        N/A      N/A
                                                   --------   --------   --------    --------    ---------   -------- --------
  Total..........................................   $   394    $    --    $   766     $    53     $   (113)   $    --  $   346
                                                   ========   ========   ========    ========    =========   ======== ========

                                    MLIC-78

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Derivatives (continued)

                                                                           Year Ended December 31, 2017
                                                  -----------------------------------------------------------------------------
                                                                                                  Interest
                                                                Net        Net                  Credited to
                                                     Net     Investment Derivative Policyholder Policyholder
                                                  Investment   Gains      Gains    Benefits and   Account     Other
                                                    Income    (Losses)   (Losses)     Claims      Balances   Expenses    OCI
                                                  ---------- ---------- ---------- ------------ ------------ -------- ---------
                                                                                  (In millions)
Gain (Loss) on Fair Value Hedges:
Interest rate derivatives:
Derivatives designated as hedging
 instruments (1).................................   $    --    $    --   $    (65)   $     --     $     --    $    --       N/A
Hedged items.....................................        --         --        129          --           --         --       N/A
Foreign currency exchange rate derivatives:
Derivatives designated as hedging
 instruments (1).................................        --         --         41          --           --         --       N/A
Hedged items.....................................        --         --        (16)         --           --         --       N/A
Amount excluded from the assessment of hedge
 effectiveness...................................        --         --         --          --           --         --       N/A
                                                   --------   --------  ---------   ---------    ---------   -------- ---------
  Subtotal.......................................        --         --         89          --           --         --       N/A
Gain (Loss) on Cash Flow Hedges:
Interest rate derivatives: (1)
Amount of gains (losses) deferred in AOCI........       N/A        N/A        N/A         N/A          N/A        N/A  $    283
Amount of gains (losses) reclassified from AOCI
 into income.....................................        18         --         13          --           --         --       (31)
Foreign currency exchange rate derivatives: (1)
Amount of gains (losses) deferred in AOCI........       N/A        N/A        N/A         N/A          N/A        N/A      (161)
Amount of gains (losses) reclassified from AOCI
 into income.....................................        (1)        --        938          --           --         --      (937)
Foreign currency transaction gains (losses) on
 hedged items....................................        --         --       (920)         --           --         --        --
Credit derivatives: (1)
Amount of gains (losses) deferred in AOCI........       N/A        N/A        N/A         N/A          N/A        N/A        --
Amount of gains (losses) reclassified from AOCI
 into income.....................................         1         --          1          --           --         --        (2)
                                                   --------   --------  ---------   ---------    ---------   -------- ---------
  Subtotal.......................................        18         --         32          --           --         --      (848)
Gain (Loss) on Derivatives Not Designated or Not
 Qualifying as Hedging Instruments:
Interest rate derivatives (1)....................         1         --       (343)         --           --         --       N/A
Foreign currency exchange rate derivatives (1)...        --         --       (746)         --           --         --       N/A
Credit derivatives -- purchased (1)..............        --         --        (16)         --           --         --       N/A
Credit derivatives -- written (1)................        --         --        102          --           --         --       N/A
Equity derivatives (1)...........................        (6)        --       (536)       (216)          --         --       N/A
Foreign currency transaction gains (losses) on
 hedged items....................................        --         --        241          --           --         --       N/A
                                                   --------   --------  ---------   ---------    ---------   -------- ---------
  Subtotal.......................................        (5)        --     (1,298)       (216)          --         --       N/A
Earned income on derivatives.....................       302         --        406           5          (64)        --        --
Embedded derivatives (2).........................       N/A        N/A        427          --          N/A        N/A       N/A
                                                   --------   --------  ---------   ---------    ---------   -------- ---------
  Total..........................................   $   315    $    --   $   (344)   $   (211)    $    (64)   $    --  $   (848)
                                                   ========   ========  =========   =========    =========   ======== =========
--------

(1)Excludes earned income on derivatives.

(2)The valuation of guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were ($16) million, $51 million and ($65)
   million for the years ended December 31, 2019, 2018 and 2017, respectively.

                                    MLIC-79

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Derivatives (continued)

Fair Value Hedges

  The Company designates and accounts for the following as fair value hedges when they have met the requirements of fair value hedging: (i) interest rate swaps to convert fixed rate assets and liabilities to floating rate assets and liabilities; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated assets and liabilities.

   The following table presents the balance sheet classification, carrying amount and cumulative fair value hedging adjustments for items designated and qualifying as hedged items in fair value hedges:

                                                                December 31, 2019
                                    --------------------------------------------------------------------------
                                                                                Cumulative Amount
                                         Carrying Amount of the         of Fair Value Hedging Adjustments
                                                Hedged               Included in the Carrying Amount of Hedged
Balance Sheet Line Item                  Assets (Liabilities)               Assets (Liabilities) (1)
-----------------------             ------------------------------ -------------------------------------------
                                                                  (In millions)
Fixed maturity securities AFS...... $                          404                                $        (1)
Mortgage loans..................... $                        1,127                                $          2
Future policy benefits............. $                      (4,475)                                $      (908)
--------

(1)Includes ($1) million of hedging adjustments on discontinued hedging relationships.

    All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Cash Flow Hedges

  The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) interest rate swaps to convert floating rate assets and liabilities to fixed rate assets and liabilities; (ii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets and liabilities;
(iii) interest rate forwards and credit forwards to lock in the price to be paid for forward purchases of investments; and (iv) interest rate swaps and interest rate forwards to hedge the forecasted purchases of fixed rate investments.

  In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring.
Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified amounts from AOCI into income. These amounts were $51 million, $0, and
$20 million for the years ended December 31, 2019, 2018 and 2017, respectively.

  At December 31, 2019 and 2018, the maximum length of time over which the
Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed eight years and four years, respectively.

  At December 31, 2019 and 2018, the balance in AOCI associated with cash flow hedges was $2.0 billion and $1.7 billion respectively.

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

  At December 31, 2019, the Company expected to reclassify $43 million of deferred net gains (losses) on derivatives in AOCI, to earnings within the next
12 months.

Credit Derivatives

  In connection with synthetically created credit investment transactions, the
Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the nonqualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $8.7 billion and
$7.9 billion at December 31, 2019 and 2018, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current estimated fair value of the credit default swaps. At December 31, 2019 and 2018, the Company would have received $199 million and $54 million, respectively, to terminate all of these contracts.

                                    MLIC-80

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Derivatives (continued)

   The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                         December 31,
                                         -----------------------------------------------------------------------------
                                                          2019                                   2018
                                         -------------------------------------- --------------------------------------
                                                       Maximum                                Maximum
                                         Estimated      Amount                  Estimated      Amount
                                         Fair Value   of Future      Weighted   Fair Value   of Future      Weighted
                                         of Credit  Payments under   Average    of Credit  Payments under   Average
Rating Agency Designation of Referenced   Default   Credit Default   Years to    Default   Credit Default   Years to
Credit Obligations (1)                     Swaps        Swaps      Maturity (2)   Swaps        Swaps      Maturity (2)
---------------------------------------  ---------- -------------- ------------ ---------- -------------- ------------
                                                                     (Dollars in millions)
 Aaa/Aa/A
 Single name credit default swaps (3)...  $      1   $         94         1.7     $     2   $        154         2.0
 Credit default swaps referencing
  indices...............................        34          2,099         2.3          27          2,079         2.5
                                         ---------  -------------                --------  -------------
   Subtotal.............................        35          2,193         2.2          29          2,233         2.5
                                         ---------  -------------                --------  -------------
 Baa
 Single name credit default swaps (3)...         2            124         1.6           1            277         1.6
 Credit default swaps referencing
  indices...............................       141          6,165         5.0          20          5,124         5.2
                                         ---------  -------------                --------  -------------
   Subtotal.............................       143          6,289         5.0          21          5,401         5.0
                                         ---------  -------------                --------  -------------
 Ba
 Single name credit default swaps (3)...        --             --          --          --             10         1.5
 Credit default swaps referencing
  indices...............................        --             --          --          --             --          --
                                         ---------  -------------                --------  -------------
   Subtotal.............................        --             --          --          --             10         1.5
                                         ---------  -------------                --------  -------------
 B
 Single name credit default swaps (3)...        --             10         0.5          --             --          --
 Credit default swaps referencing
  indices...............................        21            219         5.0           4            220         5.0
                                         ---------  -------------                --------  -------------
   Subtotal.............................        21            229         4.8           4            220         5.0
                                         ---------  -------------                --------  -------------
   Total................................  $    199   $      8,711         4.3     $    54   $      7,864         4.3
                                         =========  =============                ========  =============
-------------

(1)The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and
   Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2)The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

(3)Single name credit default swaps may be referenced to the credit of corporations, foreign governments, or municipals.

Credit Risk on Freestanding Derivatives

  The Company may be exposed to credit-related losses in the event of nonperformance by its counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

                                    MLIC-81

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Derivatives (continued)

  The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the
Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. All of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

  The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

  See Note 9 for a description of the impact of credit risk on the valuation of derivatives.

  The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                                                                 December 31,
                                                                              --------------------------------------------------
                                                                                        2019                      2018
                                                                              ------------------------  ------------------------
Derivatives Subject to a Master Netting Arrangement or a Similar Arrangement     Assets    Liabilities     Assets    Liabilities
----------------------------------------------------------------------------  -----------  -----------  -----------  -----------
                                                                                                (In millions)
    Gross estimated fair value of derivatives:
    OTC-bilateral (1)........................................................  $    7,974   $    2,035   $    7,255   $    2,166
    OTC-cleared (1)..........................................................         191           53           52           24
    Exchange-traded..........................................................          --            5            1            7
                                                                              -----------  -----------  -----------  -----------
     Total gross estimated fair value of derivatives presented on the
       consolidated balance sheets (1).......................................       8,165        2,093        7,308        2,197
    Gross amounts not offset on the consolidated balance sheets:
    Gross estimated fair value of derivatives: (2)
    OTC-bilateral............................................................      (1,915)      (1,915)      (1,988)     (1,988)
    OTC-cleared..............................................................         (25)         (25)         (20)        (20)
    Exchange-traded..........................................................          --           --           --           --
    Cash collateral: (3), (4)
    OTC-bilateral............................................................      (4,808)          --       (4,000)          --
    OTC-cleared..............................................................        (165)          --          (26)          --
    Exchange-traded..........................................................          --           --           --           --
    Securities collateral: (5)
    OTC-bilateral............................................................      (1,246)        (114)      (1,136)       (178)
    OTC-cleared..............................................................          --          (28)          --          (4)
    Exchange-traded..........................................................          --           (5)          --          (7)
                                                                              -----------  -----------  -----------  -----------
      Net amount after application of master netting agreements and
       collateral............................................................  $        6   $        6   $      138   $       --
                                                                              ===========  ===========  ===========  ===========
-------------

(1)At December 31, 2019 and 2018, derivative assets included income or
   (expense) accruals reported in accrued investment income or in other liabilities of $85 million and $90 million, respectively, and derivative liabilities included (income) or expense accruals reported in accrued investment income or in other liabilities of ($9) million and ($22) million, respectively.

(2)Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

                                    MLIC-82

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Derivatives (continued)

(3)Cash collateral received by the Company for OTC-bilateral and OTC-cleared derivatives is included in cash and cash equivalents, short-term investments or in fixed maturity securities AFS, and the obligation to return it is included in payables for collateral under securities loaned and other transactions on the balance sheet.

(4)The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2019 and 2018, the Company received excess cash collateral of $290 million and $95 million, respectively, and provided excess cash collateral of $0 and $1 million, respectively, which is not included in the table above due to the foregoing limitation.

(5)Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2019, none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities AFS on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At December 31, 2019 and 2018, the Company received excess securities collateral with an estimated fair value of $97 million and $28 million, respectively, for its
   OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At December 31, 2019 and 2018, the Company provided excess securities collateral with an estimated fair value of
   $48 million and $94 million, respectively, for its OTC-bilateral derivatives, and $462 million and $231 million, respectively, for its
   OTC-cleared derivatives, and $90 million and $52 million, respectively, for its exchange-traded derivatives, which are not included in the table above due to the foregoing limitation.

  The Company's collateral arrangements for its OTC-bilateral derivatives require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the collateral amount owed by that counterparty reaches a minimum transfer amount. All of the
Company's netting agreements for derivatives contain provisions that require both Metropolitan Life Insurance Company and the counterparty to maintain a specific investment grade financial strength or credit rating from each of
Moody's and S&P. If a party's financial strength or credit ratings were to fall below that specific investment grade financial strength or credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

   The following table presents the estimated fair value of the Company's
OTC-bilateral derivatives that were in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged.

                                                                                  December 31,
                                                        -----------------------------------------------------------------
                                                                      2019                             2018
                                                        -------------------------------- --------------------------------
                                                        Derivatives Derivatives          Derivatives Derivatives
                                                        Subject to  Not Subject          Subject to  Not Subject
                                                         Financial  to Financial          Financial  to Financial
                                                         Strength-   Strength-            Strength-   Strength-
                                                        Contingent   Contingent          Contingent   Contingent
                                                        Provisions   Provisions   Total  Provisions   Provisions   Total
                                                        ----------- ------------ ------- ----------- ------------ -------
                                                                                  (In millions)
Estimated Fair Value of Derivatives in a Net Liability
 Position (1)..........................................  $    120      $   --    $   120   $   178      $   --    $   178
Estimated Fair Value of Collateral Provided:
Fixed maturity securities AFS..........................  $    135      $   --    $   135   $   187      $   --    $   187
Cash...................................................  $     --      $   --    $    --   $     1      $   --    $     1
-------------

(1)After taking into consideration the existence of netting agreements.

                                    MLIC-83

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Derivatives (continued)

Embedded Derivatives

   The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives.

   The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                                               December 31,
                                                                                           --------------------
                                                             Balance Sheet Location           2019      2018
                                                       ----------------------------------  ---------- ---------
                                                                                              (In millions)
Embedded derivatives within liability host contracts:
Direct guaranteed minimum benefits.................... Policyholder account balances......  $     175   $   178
Assumed guaranteed minimum benefits................... Policyholder account balances......          3         3
Funds withheld on ceded reinsurance (including
 affiliated).......................................... Other liabilities..................      1,017       465
Fixed annuities with equity indexed returns........... Policyholder account balances......        130        58
                                                                                           ---------- ---------
 Embedded derivatives within liability host contracts....................................   $   1,325   $   704
                                                                                           ========== =========

9. Fair Value

   When developing estimated fair values, the Company considers three broad valuation approaches: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation approach to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

Level 1  Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities AFS.

Level 2  Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3  Unobservable inputs that are supported by little or no market activity and are significant to the determination of estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

   Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The
Company's ability to sell securities, as well as the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

   Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                                    MLIC-84

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Fair Value (continued)

Recurring Fair Value Measurements

   The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy, including those items for which the Company has elected the FVO, are presented below at:

                                                                      December 31, 2019
                                            ---------------------------------------------------------------------
                                                           Fair Value Hierarchy
                                            ---------------------------------------------------
                                                                                                     Total
                                                                                                   Estimated
                                                Level 1           Level 2          Level 3         Fair Value
                                            ---------------- ----------------- ---------------- -----------------
                                                                        (In millions)
Assets
Fixed maturity securities AFS:
U.S. corporate.............................  $            --  $         53,975  $         4,484  $         58,459
Foreign corporate..........................               --            25,403            4,898            30,301
U.S. government and agency.................           11,484            17,764               --            29,248
RMBS.......................................                3            20,158            2,612            22,773
ABS........................................               --             9,459              742            10,201
Municipals.................................               --             7,849                7             7,856
CMBS.......................................               --             5,679               41             5,720
Foreign government.........................               --             4,996               10             5,006
                                            ---------------- ----------------- ---------------- -----------------
  Total fixed maturity securities AFS......           11,487           145,283           12,794           169,564
                                            ---------------- ----------------- ---------------- -----------------
Short-term investments.....................            1,077               789               17             1,883
Residential mortgage loans -- FVO..........               --                --              188               188
Other investments..........................              396                56              799             1,251
Derivative assets: (1)
Interest rate..............................               --             5,690               80             5,770
Foreign currency exchange rate.............               --             1,642               --             1,642
Credit.....................................               --               172               32               204
Equity market..............................               --               439               25               464
                                            ---------------- ----------------- ---------------- -----------------
  Total derivative assets..................               --             7,943              137             8,080
                                            ---------------- ----------------- ---------------- -----------------
Separate account assets (2)................           22,753            94,192              922           117,867
                                            ---------------- ----------------- ---------------- -----------------
  Total assets (3).........................  $        35,713  $        248,263  $        14,857  $        298,833
                                            ================ ================= ================ =================
Liabilities
Derivative liabilities: (1)
Interest rate..............................  $            --  $            167  $           191  $            358
Foreign currency exchange rate.............               --             1,225               --             1,225
Credit.....................................               --                11                1                12
Equity market..............................                5               485               17               507
                                            ---------------- ----------------- ---------------- -----------------
  Total derivative liabilities.............                5             1,888              209             2,102
                                            ---------------- ----------------- ---------------- -----------------
Embedded derivatives within liability host
 contracts (4).............................               --                --            1,325             1,325
Separate account liabilities (2)...........                1                14                7                22
                                            ---------------- ----------------- ---------------- -----------------
  Total liabilities........................  $             6  $          1,902  $         1,541  $          3,449
                                            ================ ================= ================ =================

                                    MLIC-85

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Fair Value (continued)

                                                                      December 31, 2018
                                            ---------------------------------------------------------------------
                                                           Fair Value Hierarchy
                                            ---------------------------------------------------
                                                                                                     Total
                                                                                                   Estimated
                                                Level 1           Level 2          Level 3         Fair Value
                                            ---------------- ----------------- ---------------- -----------------
                                                                        (In millions)
Assets
Fixed maturity securities AFS:
U.S. corporate.............................  $            --  $         51,676  $         3,126  $         54,802
Foreign corporate..........................               --            21,988            3,975            25,963
U.S. government and agency.................           12,310            17,851               --            30,161
RMBS.......................................               --            19,719            3,018            22,737
ABS........................................               --             8,072              455             8,527
Municipals.................................               --             6,947               --             6,947
CMBS.......................................               --             5,376               68             5,444
Foreign government.........................               --             4,482               10             4,492
                                            ---------------- ----------------- ---------------- -----------------
  Total fixed maturity securities AFS......           12,310           136,111           10,652           159,073
                                            ---------------- ----------------- ---------------- -----------------
Short-term investments.....................              698               783               25             1,506
Residential mortgage loans -- FVO..........               --                --              299               299
Other investments..........................              341                77              571               989
Derivative assets: (1)
Interest rate..............................               --             4,284               33             4,317
Foreign currency exchange rate.............               --             1,982               --             1,982
Credit.....................................               --                62               29                91
Equity market..............................                1               776               51               828
                                            ---------------- ----------------- ---------------- -----------------
  Total derivative assets..................                1             7,104              113             7,218
                                            ---------------- ----------------- ---------------- -----------------
Separate account assets (2)................           20,558            89,348              944           110,850
                                            ---------------- ----------------- ---------------- -----------------
  Total assets (3).........................  $        33,908  $        233,423  $        12,604  $        279,935
                                            ================ ================= ================ =================
Liabilities
Derivative liabilities: (1)
Interest rate..............................  $             1  $             89  $           218  $            308
Foreign currency exchange rate.............               --             1,410                1             1,411
Credit.....................................               --                13                4                17
Equity market..............................                6               395               82               483
                                            ---------------- ----------------- ---------------- -----------------
  Total derivative liabilities.............                7             1,907              305             2,219
                                            ---------------- ----------------- ---------------- -----------------
Embedded derivatives within liability host
 contracts (4).............................               --                --              704               704
Separate account liabilities (2)...........                1                20                7                28
                                            ---------------- ----------------- ---------------- -----------------
  Total liabilities........................  $             8  $          1,927  $         1,016  $          2,951
                                            ================ ================= ================ =================
----------

(1)Derivative assets are presented within other invested assets on the consolidated balance sheets and derivative liabilities are presented within other liabilities on the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable
   Inputs (Level 3) tables.

(2)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.
   Separate account liabilities presented in the tables above represent derivative liabilities.

                                    MLIC-86

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Fair Value (continued)

(3)Total assets included in the fair value hierarchy exclude other limited partnership interests that are measured at estimated fair value using the net asset value ("NAV") per share (or its equivalent) practical expedient.
   At December 31, 2019 and 2018, the estimated fair value of such investments was $90 million and $140 million, respectively.

(4)Embedded derivatives within liability host contracts are presented within policyholder account balances and other liabilities on the consolidated balance sheets.

  The following describes the valuation methodologies used to measure assets and liabilities at fair value.

  Investments

   Securities, Short-term Investments and Other Investments

      When available, the estimated fair value of these financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

      When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

      The estimated fair value of other investments is determined on a basis consistent with the methodologies described herein for securities.

      The valuation approaches and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy are presented below. The primary valuation approaches are the market approach, which considers recent prices from market transactions involving identical or similar assets or liabilities, and the income approach, which converts expected future amounts (e.g. cash flows) to a single current, discounted amount. The valuation of most instruments listed below is determined using independent pricing sources, matrix pricing, discounted cash flow methodologies or other similar techniques that use either observable market inputs or unobservable inputs.

                                    MLIC-87

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Fair Value (continued)

 -----------------------------------------------------------------------------
                                                          Level 3
 Instrument     Level 2 Observable Inputs           Unobservable Inputs
 -----------------------------------------------------------------------------
 Fixed maturity securities AFS
 -----------------------------------------------------------------------------
  U.S. corporate and Foreign corporate securities
 -----------------------------------------------------------------------------
             Valuation Approaches:            Valuation Approaches:
              Principally the market and      Principally the market approach.
              income approaches.
             Key Inputs:                      Key Inputs:
             . quoted prices in markets that  . illiquidity premium
               are not active
             . benchmark yields; spreads off  . delta spread adjustments to
               benchmark yields; new            reflect specific
               issuances; issuer ratings        credit-related issues
             . trades of identical or         . credit spreads
               comparable securities;
               duration
             . privately-placed securities    . quoted prices in markets that
               are valued using the             are not active for identical
               additional key inputs:           or similar securities that
             . market yield curve; call         are less liquid and based on
               provisions                       lower levels of trading
             . observable prices and spreads    activity than securities
               for similar public or private    classified in Level 2
               securities that incorporate    . independent non-binding
               the credit quality and           broker quotations
               industry sector of the issuer
             . delta spread adjustments to
               reflect specific
               credit-related issues
 -----------------------------------------------------------------------------
  U.S. government and agency securities, Municipals and Foreign government securities
 -----------------------------------------------------------------------------
             Valuation Approaches:            Valuation Approaches:
             Principally the market approach. Principally the market approach.
             Key Inputs:                      Key Inputs:
             . quoted prices in markets that  . independent non-binding
               are not active                   broker quotations
             . benchmark U.S. Treasury yield  . quoted prices in markets that
               or other yields                  are not active for identical
                                                or similar securities that
                                                are less liquid and based on
             . the spread off the U.S.          lower levels of trading
               Treasury yield curve for the     activity than securities
               identical security               classified in Level 2
             . issuer ratings and issuer
               spreads; broker-dealer quotes  . credit spreads
             . comparable securities that
               are actively traded
 -----------------------------------------------------------------------------
  Structured Products
 -----------------------------------------------------------------------------
             Valuation Approaches:            Valuation Approaches:
             Principally the market and       Principally the market and
             income approaches.               income approaches.
             Key Inputs:                      Key Inputs:
             . quoted prices in markets that
               are not active                 . credit spreads
             . spreads for actively traded    . quoted prices in markets that
               securities; spreads off          are not active for identical
               benchmark yields                 or similar securities that
             . expected prepayment speeds       are less liquid and based on
               and volumes                      lower levels of trading
             . current and forecasted loss      activity than securities
               severity; ratings; geographic    classified in Level 2
               region                         . independent non-binding
             . weighted average coupon and      broker quotations
               weighted average maturity      . credit ratings
             . average delinquency rates;
               debt-service coverage ratios
             . credit ratings
             . issuance-specific
               information, including, but
               not limited to:
             . collateral type; structure of
               the security; vintage of the
               loans
             . payment terms of the
               underlying assets
             . payment priority within the
               tranche; deal performance
 -----------------------------------------------------------------------------

                                    MLIC-88

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Fair Value (continued)

 -----------------------------------------------------------------------------
                         Level 2                          Level 3
 Instrument         Observable Inputs               Unobservable Inputs
 -----------------------------------------------------------------------------
 Short-term investments and Other investments
 -----------------------------------------------------------------------------
             .  Certain short-term            .  Certain short-term
                investments and other            investments and other
                investments are of a similar     investments are of a similar
                nature and class to the          nature and class to the
                fixed maturity securities        fixed maturity securities
                AFS described above; while       AFS described above. The
                certain other investments        valuation approaches and
                are similar to equity            unobservable inputs used in
                securities. The valuation        their valuation are also
                approaches and observable        similar to those described
                inputs used in their             above. Other investments
                valuation are also similar       contain equity securities
                to those described above.        with key unobservable inputs
                                                 such as credit ratings;
                                                 issuance structures, in
                                                 addition to those described
                                                 above for fixed maturities
                                                 AFS. .
 -----------------------------------------------------------------------------
 Residential mortgage loans -- FVO
 -----------------------------------------------------------------------------
             . N/A                            Valuation Approaches:
                                               Principally the market
                                               approach.
                                              Valuation Techniques and Key
                                                 Inputs: These investments
                                                 are based primarily on
                                                 matrix pricing or other
                                                 similar techniques that
                                                 utilize inputs from mortgage
                                                 servicers that are
                                                 unobservable or cannot be
                                                 derived principally from, or
                                                 corroborated by, observable
                                                 market data.
 -----------------------------------------------------------------------------
 Separate account assets and Separate account liabilities (1)
 -----------------------------------------------------------------------------
  Mutual funds and hedge funds without readily determinable fair values as prices are not published publicly
 -----------------------------------------------------------------------------
             Key Input:                       . N/A
             .  quoted prices or reported
                       NAV provided by the
                       fund managers
 -----------------------------------------------------------------------------
  Other limited partnership interests
 -----------------------------------------------------------------------------
             . N/A                            Valued giving consideration to
                                                the underlying holdings
                                               of the partnerships and
                                                adjusting, if appropriate.
                                              Key Inputs:
                                              . liquidity; bid/ask spreads;
                                                performance record of the
                                                fund manager
                                              . other relevant variables that
                                                may impact the exit value of
                                                the particular partnership
                                                interest
 -----------------------------------------------------------------------------

-------------

(1)Estimated fair value equals carrying value, based on the value of the underlying assets, including: mutual fund interests, fixed maturity securities, equity securities, derivatives, hedge funds, other limited partnership interests, short-term investments and cash and cash equivalents.
   Fixed maturity securities, equity securities, derivatives, short-term investments and cash and cash equivalents are similar in nature to the instruments described under "-- Securities, Short-term Investments and Other
   Investments" and "-- Derivatives -- Freestanding Derivatives."

  Derivatives

    The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives, or through the use of pricing models for OTC-bilateral and OTC-cleared derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models.

    The significant inputs to the pricing models for most OTC-bilateral and
  OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data.
  Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

    Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

                                    MLIC-89

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Fair Value (continued)

    The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and
  OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The
  Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the
  Company each reporting period.

  Freestanding Derivatives

   Level 2 Valuation Approaches and Key Inputs:

    This level includes all types of derivatives utilized by the Company with the exception of exchange-traded derivatives included within Level 1 and those derivatives with unobservable inputs as described in Level 3.

   Level 3 Valuation Approaches and Key Inputs:

    These valuation methodologies generally use the same inputs as described in the corresponding sections for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

    Freestanding derivatives are principally valued using the income approach.
  Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models.
  Key inputs are as follows:

                                                            Foreign
       Instrument              Interest Rate         Currency Exchange Rate            Credit                Equity Market
---------------------------------------------------------------------------------------------------------------------------------
Inputs common to          . swap yield curves       .swap yield curves        .swap yield curves        .swap yield curves
 Level 2 and Level 3      . basis curves            .basis curves             .credit curves            .spot equity index levels
 by instrument type       . interest rate           .currency spot rates      .recovery rates           .dividend yield curves
                            volatility (1)          .cross currency basis                               .equity volatility (1)
                                                     curves
---------------------------------------------------------------------------------------------------------------------------------
Level 3                   . swap yield curves (2)   .swap yield curves (2)    .swap yield curves (2)    .dividend yield curves
                          . basis curves (2)        .basis curves (2)         .credit curves (2)         (2)
                          . repurchase rates        .cross currency basis     .credit spreads           .equity volatility (1),
                                                     curves (2)               .repurchase rates          (2)
                                                    .currency correlation     .independent non-binding  .correlation between
                                                                                broker quotations         model inputs (1)

-------------

(1)Option-based only.

(2)Extrapolation beyond the observable limits of the curve(s).

                                    MLIC-90

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Fair Value (continued)

  Embedded Derivatives

     Embedded derivatives principally include certain direct and assumed variable annuity guarantees, annuity contracts, and investment risk within funds withheld related to certain reinsurance agreements. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

     The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

     The Company calculates the fair value of these embedded derivatives, which are estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior. The calculation is based on in-force business, projecting future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates.

     Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

     The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife, Inc.'s debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries as compared to MetLife, Inc.

     Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

     The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as described in "-- Investments
  -- Securities, Short-term Investments and Other Investments." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities on the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses).
  Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

   Embedded Derivatives Within Asset and Liability Host Contracts

    Level 3 Valuation Approaches and Key Inputs:

      Direct and assumed guaranteed minimum benefits

         These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curves, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant

                                    MLIC-91

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Fair Value (continued)

      inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curves and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

      Embedded derivatives within funds withheld related to certain ceded reinsurance

         These embedded derivatives are principally valued using the income approach. The valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curves and the fair value of assets within the reference portfolio. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include the fair value of certain assets within the reference portfolio which are not observable in the market and cannot be derived principally from, or corroborated by, observable market data.

Transfers between Levels

   Overall, transfers between levels occur when there are changes in the observability of inputs and market activity.

  Transfers into or out of Level 3:

      Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency.
   Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

                                    MLIC-92

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Fair Value (continued)

  Assets and Liabilities Measured at Fair Value Using Significant Unobservable
  Inputs (Level 3)

    The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

                                                                                 December 31, 2019
                                                                           -----------------------------
                                                     Significant                                 Weighted
                       Valuation Techniques      Unobservable Inputs             Range          Average (1)
                     ------------------------  ------------------------    ----------------     -----------
Fixed maturity securities AFS (3)
U.S. corporate and
 foreign corporate.. .  Matrix pricing         .  Offered quotes (4)         5     -      145       110
                     .  Market pricing         .  Quoted prices (4)          25    -      131       101
                     ---------------------------------------------------------------------------------------
RMBS................ .  Market pricing         .  Quoted prices (4)          --    -      119       95
                     ---------------------------------------------------------------------------------------
ABS................. .  Market pricing         .  Quoted prices (4)          8     -      101       98
                     ---------------------------------------------------------------------------------------
Derivatives
Interest rate....... .  Present value          .  Swap yield (6)            190    -      251
                        techniques
                                               .  Repurchase rates (8)      (6)    -       6
                     ---------------------------------------------------------------------------------------
Foreign currency     .  Present                .  Swap yield (6)            (22)   -      (5)
 exchange rate......    value techniques
                     ---------------------------------------------------------------------------------------
Credit.............. .  Present                .  Credit spreads (9)         96    -      100
                        value techniques
                     .  Consensus pricing      .  Offered quotes (10)
                     ---------------------------------------------------------------------------------------
Equity market....... .  Present                .  Volatility (11)           14%    -      23%
                        value techniques
                        or option
                        pricing models
                                               .  Correlation (12)          10%    -      30%
                     ---------------------------------------------------------------------------------------
Embedded derivatives
Direct and assumed   .  Option                 .  Mortality rates:
 guaranteed minimum     pricing techniques
 benefits...........
                                                   Ages 0 - 40             0.01%   -     0.18%
                                                   Ages 41 - 60            0.04%   -     0.57%
                                                   Ages 61 - 115           0.26%   -      100%
                                               .  Lapse rates:
                                                   Durations 1 - 10        0.25%   -      100%
                                                   Durations 11 - 20         3%    -      100%
                                                   Durations 21 - 116        2%    -      100%
                                               .  Utilization rates          0%    -      22%
                                               .  Withdrawal rates         0.25%   -      10%
                                               .  Long-term equity         16.24%  -     21.65%
                                                    volatilities
                                               .  Nonperformance           0.03%   -     0.43%
                                                  risk spread
                                                                                December 31, 2018           Impact of
                                                                           ----------------------------  Increase in Input
                                                     Significant                              Weighted     on Estimated
                       Valuation Techniques      Unobservable Inputs            Range        Average (1)  Fair Value (2)
                     ------------------------  ------------------------    ---------------   ----------- -----------------
Fixed maturity securities AFS (3)
U.S. corporate and
 foreign corporate.. .  Matrix pricing         .  Offered quotes (4)         85    -    134      105        Increase
                     .  Market pricing         .  Quoted prices (4)          25    -    638      107        Increase
                     ------------------------------------------------------------------------------------------------------
RMBS................ .  Market pricing         .  Quoted prices (4)          --    -    106      94       Increase (5)
                     ------------------------------------------------------------------------------------------------------
ABS................. .  Market pricing         .  Quoted prices (4)          10    -    101      97       Increase (5)
                     ------------------------------------------------------------------------------------------------------
Derivatives
Interest rate....... .  Present value          .  Swap yield (6)            268    -    317               Increase (7)
                        techniques
                                               .  Repurchase rates (8)      (5)    -     6                Decrease (7)
                     ------------------------------------------------------------------------------------------------------
Foreign currency     .  Present                .  Swap yield (6)            (20)   -    (5)               Increase (7)
 exchange rate......    value techniques
                     ------------------------------------------------------------------------------------------------------
Credit.............. .  Present                .  Credit spreads (9)         97    -    103               Decrease (7)
                        value techniques
                     .  Consensus pricing      .  Offered quotes (10)
                     ------------------------------------------------------------------------------------------------------
Equity market....... .  Present                .  Volatility (11)           21%    -    26%               Increase (7)
                        value techniques
                        or option
                        pricing models
                                               .  Correlation (12)          10%    -    30%
                     ------------------------------------------------------------------------------------------------------
Embedded derivatives
Direct and assumed   .  Option                 .  Mortality rates:
 guaranteed minimum     pricing techniques
 benefits...........
                                                   Ages 0 - 40             0.01%   -   0.18%              Decrease (13)
                                                   Ages 41 - 60            0.04%   -   0.57%              Decrease (13)
                                                   Ages 61 - 115           0.26%   -   100%               Decrease (13)
                                               .  Lapse rates:
                                                   Durations 1 - 10        0.25%   -   100%               Decrease (14)
                                                   Durations 11 - 20         3%    -   100%               Decrease (14)
                                                   Durations 21 - 116       2.5%   -   100%               Decrease (14)
                                               .  Utilization rates          0%    -    25%               Increase (15)
                                               .  Withdrawal rates         0.25%   -    10%                 (16)
                                               .  Long-term equity         16.50%  -    22%               Increase (17)
                                                    volatilities
                                               .  Nonperformance           0.05%   -   0.59%              Decrease (18)
                                                  risk spread

--------

(1) The weighted average for fixed maturity securities AFS is determined based on the estimated fair value of the securities.

(2) The impact of a decrease in input would have resulted in the opposite impact on estimated fair value. For embedded derivatives, changes to direct and assumed guaranteed minimum benefits are based on liability positions.

(3) Significant increases (decreases) in expected default rates in isolation would have resulted in substantially lower (higher) valuations.

(4) Range and weighted average are presented in accordance with the market convention for fixed maturity securities AFS of dollars per hundred dollars of par.

(5) Changes in the assumptions used for the probability of default would have been accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

(6) Ranges represent the rates across different yield curves and are presented in basis points. The swap yield curves are utilized among different types of derivatives to project cash flows, as well as to discount future cash flows to present value. Since this valuation methodology uses a range of inputs across a yield curve to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

                                    MLIC-93

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Fair Value (continued)

(7) Changes in estimated fair value are based on long U.S. dollar net asset positions and will be inversely impacted for short U.S. dollar net asset positions.

(8) Ranges represent different repurchase rates utilized as components within the valuation methodology and are presented in basis points.

(9) Represents the risk quoted in basis points of a credit default event on the underlying instrument. Credit derivatives with significant unobservable inputs are primarily comprised of written credit default swaps.

(10)At both December 31, 2019 and 2018, independent non-binding broker quotations were used in the determination of less than 1% of the total net derivative estimated fair value.

(11)Ranges represent the underlying equity volatility quoted in percentage points. Since this valuation methodology uses a range of inputs across multiple volatility surfaces to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(12)Ranges represent the different correlation factors utilized as components within the valuation methodology. Presenting a range of correlation factors is more representative of the unobservable input used in the valuation.
    Increases (decreases) in correlation in isolation will increase (decrease)
    the significance of the change in valuations.

(13)Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(14)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(15)The utilization rate assumption estimates the percentage of contractholders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(16)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease)
    in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(17)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(18)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

     Generally, all other classes of assets and liabilities classified within
  Level 3 that are not included in the preceding table use the same valuation techniques and significant unobservable inputs as previously described for
  Level 3. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table. The valuation techniques and significant unobservable inputs used in the fair value measurement for the more significant assets measured at estimated fair value on a nonrecurring basis and determined using significant unobservable inputs
  (Level 3) are summarized in "-- Nonrecurring Fair Value Measurements."

                                    MLIC-94

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Fair Value (continued)

     The following tables summarize the change of all assets (liabilities)
  measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                         Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                         ----------------------------------------------------------------------
                                                    Fixed Maturity Securities AFS
                                         --------------------------------------------------------
                                                           Structured                   Foreign     Short-term
                                          Corporate (1)     Products      Municipals   Government   Investments
                                         --------------   ------------   -----------  -----------  ------------
                                                                   (In millions)
Balance, January 1, 2018................  $      7,586    $      4,076    $     --     $      31    $       7
Total realized/unrealized gains
 (losses) included in net income (loss)
 (2) (3)................................             2              79          --             1           --
Total realized/unrealized gains
 (losses) included in AOCI..............          (463)            (31)         --            (1)          --
Purchases (4)...........................         1,377             752          --            --           24
Sales (4)...............................        (1,241)           (755)         --           (21)          (1)
Issuances (4)...........................            --              --          --            --           --
Settlements (4).........................            --              --          --            --           --
Transfers into Level 3 (5)..............           151              58          --            --           --
Transfers out of Level 3 (5)............          (311)           (638)         --            --           (5)
                                          ------------    ------------    --------     ---------    ---------
Balance, December 31, 2018..............         7,101           3,541          --            10           25
Total realized/unrealized gains
 (losses) included in net income (loss)
 (2) (3)................................           (41)             43          --            --           --
Total realized/unrealized gains
 (losses) included in AOCI..............           564              30          --            --           --
Purchases (4)...........................         2,335             703           7             1           17
Sales (4)...............................          (699)           (538)         --            (2)         (25)
Issuances (4)...........................            --              --          --            --           --
Settlements (4).........................            --              --          --            --           --
Transfers into Level 3 (5)..............           504              --          --             1           --
Transfers out of Level 3 (5)............          (382)           (384)         --            --           --
                                          ------------    ------------    --------     ---------    ---------
Balance, December 31, 2019..............  $      9,382    $      3,395    $      7     $      10    $      17
                                          ============    ============    ========     =========    =========
Changes in unrealized gains (losses)
 included in net income (loss) for the
 instruments still held at December 31,
 2017: (6)..............................  $         (7)   $         83    $     --     $      --    $      --
                                          ============    ============    ========     =========    =========
Changes in unrealized gains (losses)
 included in net income (loss) for the
 instruments still held at December 31,
 2018: (6)..............................  $         (5)   $         68    $     --     $      --    $      --
                                          ============    ============    ========     =========    =========
Changes in unrealized gains (losses)
 included in net income (loss) for the
 instruments still held at December 31,
 2019: (6)..............................  $        (34)   $         42    $     --     $      --    $      --
                                          ============    ============    ========     =========    =========
Gains (Losses) Data for the year ended
 December 31, 2017
Total realized/unrealized gains
 (losses) included in net income (loss)
 (2) (3)................................  $         (2)   $         95    $     --     $      --    $      --
Total realized/unrealized gains
 (losses) included in AOCI..............  $        416    $        109    $     --     $      --    $      --

                                    MLIC-95

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Fair Value (continued)

                               Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                               ----------------------------------------------------------------------
                                                                              Net
                               Residential                      Net        Embedded       Separate
                                Mortgage         Other      Derivatives   Derivatives     Accounts
                               Loans - FVO    Investments       (7)           (8)           (9)
                               -----------    -----------   -----------   -----------     ----------
                                                      (In millions)
Balance, January 1, 2018...... $      520     $      366    $     (191)   $      (876)   $      958
Total realized/unrealized
 gains (losses) included in
 net income (loss) (2) (3)....          7             (8)          (69)           376             7
Total realized/unrealized
 gains (losses) included in
 AOCI.........................         --             --          (110)            --            --
Purchases (4).................         --            199             4             --           198
Sales (4).....................       (162)           (28)           --             --          (168)
Issuances (4).................         --             --            (1)            --            (3)
Settlements (4)...............        (66)            --           175           (204)           (1)
Transfers into Level 3 (5)....         --             52            --             --            53
Transfers out of Level 3 (5)..         --            (10)           --             --          (107)
                               ----------     ----------    ----------     -----------    ----------
Balance, December 31, 2018....        299            571          (192)          (704)          937
Total realized/unrealized
 gains (losses) included in
 net income (loss) (2) (3)....          7             94           (36)          (429)            7
Total realized/unrealized
 gains (losses) included in
 AOCI.........................         --             --           161             --            --
Purchases (4).................         --            232             4             --           126
Sales (4).....................        (87)           (98)           --             --          (151)
Issuances (4).................         --             --            (1)            --            (3)
Settlements (4)...............        (31)            --            (8)          (192)            2
Transfers into Level 3 (5)....         --             --            --             --            --
Transfers out of Level 3 (5)..         --             --            --             --            (3)
                               ----------     ----------    ----------     -----------    ----------
Balance, December 31, 2019.... $      188     $      799    $      (72)   $    (1,325)   $      915
                               ==========     ==========    ==========     ===========    ==========
Changes in unrealized gains
 (losses) included in net
 income (loss) for the
 instruments still held at
 December 31, 2017: (6)....... $       27     $      (17)   $      (18)   $       452    $       --
                               ==========     ==========    ==========     ===========    ==========
Changes in unrealized gains
 (losses) included in net
 income (loss) for the
 instruments still held at
 December 31, 2018: (6)....... $      (15)    $        1    $       18    $       387    $       --
                               ==========     ==========    ==========     ===========    ==========
Changes in unrealized gains
 (losses) included in net
 income (loss) for the
 instruments still held at
 December 31, 2019: (6)....... $      (14)    $       86    $      (44)   $      (422)   $       --
                               ==========     ==========    ==========     ===========    ==========
Gains (Losses) Data for the
 year ended December 31, 2017
Total realized/unrealized
 gains (losses) included in
 net income (loss) (2) (3).... $       40     $       --    $       21    $       450    $       (8)
Total realized/unrealized
 gains (losses) included in
 AOCI......................... $       --     $       17    $      207    $        --    $       --

--------

(1) Comprised of U.S. and foreign corporate securities.

(2) Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses), while changes in estimated fair value of residential mortgage loans -- FVO are included in net investment income. Lapses associated with net embedded derivatives are included in net derivative gains (losses). Substantially all realized/unrealized gains (losses) included in net income (loss) for net derivatives and net embedded derivatives are reported in net derivative gains (losses).

(3) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(4) Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(5) Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(6) Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods.
    Substantially all changes in unrealized gains (losses) included in net income (loss) for net derivatives and net embedded derivatives are reported in net derivative gains (losses).

(7) Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

                                    MLIC-96

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Fair Value (continued)

(8) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(9) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income (loss). For the purpose of this disclosure, these changes are presented within net investment gains (losses). Separate account assets and liabilities are presented net for the purposes of the rollforward.

  Fair Value Option

     The Company elects the FVO for certain residential mortgage loans that are managed on a total return basis. The following table presents information for residential mortgage loans which are accounted for under the FVO and were initially measured at fair value.

                                                                                               December 31,
                                                                                         ------------------------
                                                                                            2019         2018
                                                                                         ----------  ------------
                                                                                               (In millions)
Unpaid principal balance................................................................ $      209  $        344
Difference between estimated fair value and unpaid principal balance....................        (21)          (45)
                                                                                         ----------  ------------
Carrying value at estimated fair value.................................................. $      188  $        299
                                                                                         ==========  ============
Loans in nonaccrual status.............................................................. $       47  $         89
Loans more than 90 days past due........................................................ $       18  $         41
Loans in nonaccrual status or more than 90 days past due, or both -- difference between
 aggregate estimated fair value and unpaid principal balance............................ $      (19) $        (36)

Nonrecurring Fair Value Measurements

  The following table presents information for assets measured at estimated fair value on a nonrecurring basis during the periods and still held at the reporting dates (for example, when there is evidence of impairment). The estimated fair values for these assets were determined using significant unobservable inputs (Level 3).

                         At December 31,                   Years Ended December 31,
                     ----------------------------     -----------------------------------
                        2019             2018            2019        2018        2017
                       -------          -------       -------     -------     -----------
                     Carrying Value After Measurement           Gains (Losses)
                     ----------------------------     -----------------------------------
                                            (In millions)
Other limited
 partnership
 interests (1)......     N/A (2)          N/A (2)         N/A (2)     N/A (2) $      (65)
Other assets........ $    --          $    --         $    --     $    --     $         4
--------

(1)Estimated fair value is determined from information provided on the financial statements of the underlying entities including NAV data. These investments include private equity and debt funds that typically invest primarily in various strategies including leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds;
   and below investment grade debt and mezzanine debt funds. In the future, distributions will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds, the exact timing of which is uncertain.

(2)In connection with the 2018 adoption of guidance related to the recognition and measurement of financial instruments, other limited partnership interests for which the Company has virtually no influence over the investee's operations are measured at estimated fair value on a recurring basis effective January 1, 2018.

Fair Value of Financial Instruments Carried at Other Than Fair Value

   The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions, short-term debt and those short-term investments that are not securities, such as time deposits, and therefore are not included in the three-level hierarchy table disclosed in the "-- Recurring
Fair Value Measurements" section. The estimated fair value of the excluded financial

                                    MLIC-97

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Fair Value (continued)

instruments, which are primarily classified in Level 2, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the tables below are not considered financial instruments subject to this disclosure.

   The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                   December 31, 2019
                                    ------------------------------------------------
                                                 Fair Value Hierarchy
                                              ---------------------------
                                                                            Total
                                    Carrying                              Estimated
                                     Value    Level 1  Level 2   Level 3  Fair Value
                                    --------- ------- --------- --------- ----------
                                                     (In millions)
Assets
Mortgage loans..................... $  65,361 $    -- $      -- $  67,680 $  67,680
Policy loans....................... $   6,100 $    -- $     263 $   6,935 $   7,198
Other invested assets.............. $   2,964 $    -- $   2,708 $     158 $   2,866
Premiums, reinsurance and other
 receivables....................... $  14,042 $    -- $     367 $  14,488 $  14,855
Liabilities
Policyholder account balances...... $  73,693 $    -- $      -- $  75,885 $  75,885
Long-term debt..................... $   1,543 $    -- $   1,888 $      -- $   1,888
Other liabilities.................. $  12,789 $    -- $     113 $  12,819 $  12,932
Separate account liabilities....... $  52,830 $    -- $  52,830 $      -- $  52,830

                                                   December 31, 2018
                                    ------------------------------------------------
                                                 Fair Value Hierarchy
                                              ---------------------------
                                                                            Total
                                    Carrying                              Estimated
                                     Value    Level 1  Level 2   Level 3  Fair Value
                                    --------- ------- --------- --------- ----------
                                                     (In millions)
Assets
Mortgage loans..................... $  63,388 $    -- $      -- $  64,409 $  64,409
Policy loans....................... $   6,061 $    -- $     269 $   6,712 $   6,981
Other invested assets.............. $   2,940 $    -- $   2,673 $     146 $   2,819
Premiums, reinsurance and other
 receivables....................... $  14,228 $    -- $     113 $  14,673 $  14,786
Liabilities
Policyholder account balances...... $  72,194 $    -- $      -- $  72,689 $  72,689
Long-term debt..................... $   1,562 $    -- $   1,746 $      -- $   1,746
Other liabilities.................. $  13,593 $    -- $     448 $  13,189 $  13,637
Separate account liabilities....... $  50,578 $    -- $  50,578 $      -- $  50,578

                                    MLIC-98

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Leases

  The Company, as lessee, has entered into various lease and sublease agreements primarily for office space. The Company has operating leases with remaining lease terms of less than one year to 11 years. The remaining lease terms for the subleases are less than one year to 9 years.

ROU Asset and Lease Liability

  ROU assets and lease liabilities for operating leases were:

                                               December 31, 2019
                                               -----------------
                                                 (In millions)
                ROU asset (1).................   $          819
                Lease liability (1)...........   $          895
--------

(1) Assets and liabilities include amounts recognized upon adoption of ASU
    2016-02. See Note 1.

Lease Costs

   The components of operating lease costs were as follows:

                                              For the Year Ended
                                                 December 31,
                                              ------------------
                                                     2019
                                              ------------------
                                                (In millions)
               Operating lease cost..........   $           109
               Variable lease cost...........                20
               Sublease income...............              (80)
                                               ----------------
                Net lease cost...............   $            49
                                               ================

  Operating lease expense was $116 million and $187 million for the years ended
December 31, 2018 and 2017, respectively. Non-cancelable sublease income was
$66 million and $40 million for the years ended December 31, 2018 and 2017, respectively.

Other Information

  Supplemental other information related to operating leases was as follows:

                                                 December 31, 2019
                                               ---------------------
                                               (Dollars in millions)
           Cash paid for amounts included in
            the measurement of lease
            liability - operating cash flows..     $          110
           ROU assets obtained in exchange
            for new lease liabilities.........     $          152
           Weighted-average remaining lease
            term..............................            9 years
           Weighted-average discount rate.....               3.9%

Maturities of Lease Liabilities

   Maturities of operating lease liabilities were as follows:

                                               December 31, 2019
                                               -----------------
                                                 (In millions)
                2020..........................    $        126
                2021..........................             132
                2022..........................             128
                2023..........................             116
                2024..........................             107
                Thereafter....................             458
                                                 -------------
                 Total undiscounted cash flows           1,067
                Less: interest................             172
                                                 -------------
                 Present value of lease
                   liability..................    $        895
                                                 =============

                                    MLIC-99

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Leases (continued)

   Future minimum gross rental payments relating to lease arrangements in effect as determined prior to the adoption of ASU 2016-02 were as follows:

                                          December 31, 2018
                                          -----------------
                                            (In millions)
                     2019................   $          125
                     2020................              137
                     2021................              136
                     2022................              134
                     2023................              122
                     Thereafter..........              567
                                           ---------------
                      Total..............   $        1,221
                                           ===============

   See Note 7 for information about the Company's investments in leased real estate and leveraged and direct financing leases.

11. Long-term and Short-term Debt

   Long-term and short-term debt outstanding, excluding debt relating to consolidated securitization entities, was as follows:

                                                                                     December 31,
                                                           -----------------------------------------------------------------

                      Interest Rates (1)                                 2019                             2018
                    ----------------------                 -------------------------------- --------------------------------

                                                                     Unamortized                      Unamortized
                                    Weighted                Face     Discount and  Carrying  Face     Discount and  Carrying
                        Range       Average   Maturity      Value   Issuance Costs  Value    Value   Issuance Costs  Value
                    -------------   -------- -----------   -------- -------------- -------- -------- -------------- --------
                                                                                     (In millions)
Surplus notes -
 affiliated........ 7.38% -   7.38%  7.38%      2037       $    700    $   (9)     $    691 $    700    $   (9)     $    691
Surplus notes...... 7.80% -   7.88%  7.83%   2024 -   2025      400        (2)          398      400        (2)          398
Other notes........ 1.76% -   6.50%  4.62%   2020 -   2058      457        (3)          454      477        (4)          473
                                                           --------    -------     -------- --------    -------     --------
 Total long-term
  debt.............                                           1,557       (14)        1,543    1,577       (15)        1,562
                                                           --------    -------     -------- --------    -------     --------
Total short-term
 debt..............                                             128         --          128      129         --          129
                                                           --------    -------     -------- --------    -------     --------
  Total............                                        $  1,685    $  (14)     $  1,671 $  1,706    $  (15)     $  1,691
                                                           ========    =======     ======== ========    =======     ========
--------

(1) Range of interest rates and weighted average interest rates are for the year ended December 31, 2019.

   The aggregate maturities of long-term debt at December 31, 2019 for the next five years and thereafter are $11 million in 2020, $0 in 2021, $0 in 2022, $0 in 2023, $445 million in 2024 and $1.1 billion thereafter.

   Unsecured senior debt which consists of senior notes and other notes rank highest in priority. Payments of interest and principal on Metropolitan Life
Insurance Company's surplus notes are subordinate to all other obligations and may be made only with the prior approval of the New York State Department of
Financial Services ("NYDFS").

Term Loans

   MetLife Private Equity Holdings, LLC ("MPEH"), a wholly-owned indirect investment subsidiary, borrowed $350 million in December 2015 under a five-year credit agreement included within other notes in the table above. MPEH has pledged invested assets to secure the loans; however, these loans are non-recourse to Metropolitan Life Insurance Company. In November 2017, this agreement was amended to extend the maturity to November 2022, change the amount MPEH may borrow on a revolving basis to $75 million from $100 million, and change the interest rate to a variable rate of three-month London Interbank
Offered Rate ("LIBOR") plus 3.25%, payable quarterly, from a variable rate of three-month LIBOR plus 3.70%. In December 2018, this agreement was further amended to change the interest rate to a variable rate of three-month LIBOR plus 3.10%. In December 2018, MPEH repaid $50 million of the initial borrowing.
In November 2019, this agreement was further amended to extend the maturity to
November 2024 and change the interest rate to a variable rate of three-month
LIBOR plus 2.75%.

                                   MLIC-100

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

11. Long-term and Short-term Debt (continued)

Short-term Debt

   Short-term debt with maturities of one year or less was as follows:

                                                 December 31,
                                             ---------------------
                                                2019       2018
                                             ---------- ----------
                                             (Dollars in millions)
              Commercial paper.............. $       99 $       99
              Short-term borrowings (1).....         29         30
                                             ---------- ----------
              Total short-term debt......... $      128 $      129
                                             ========== ==========
              Average daily balance......... $      128 $      213
              Average days outstanding......    43 days    42 days
--------

(1) Represents short-term debt related to repurchase agreements, secured by assets of a subsidiary.

   For the years ended December 31, 2019, 2018 and 2017, the weighted average interest rate on short-term debt was 2.74%, 3.03% and 1.63%, respectively.

Interest Expense

     Interest expense included in other expenses was $105 million, $108 million and $106 million for the years ended December 31, 2019, 2018 and 2017, respectively. These amounts include $52 million of interest expense related to affiliated debt for each of the three years ended December 31, 2019, 2018 and 2017.

Credit Facility

     At December 31, 2019, MetLife, Inc. and MetLife Funding, Inc., a
  wholly-owned subsidiary of Metropolitan Life Insurance Company ("MetLife
  Funding"), maintained a $3.0 billion unsecured revolving credit facility (the
  "Credit Facility"). When drawn upon, this facility bears interest at varying rates in accordance with the agreement.

     The Company's Credit Facility is used for general corporate purposes, to support the borrowers' commercial paper programs and for the issuance of letters of credit. Total fees associated with the Credit Facility were
  $7 million, $6 million and $5 million for the years ended December 31, 2019,
  2018 and 2017, respectively, and were included in other expenses.

     Information on the Credit Facility at December 31, 2019 was as follows:

                                                         Letters of Credit
                                            Maximum         Used by the      Letters of Credit                Unused
Borrower(s)             Expiration          Capacity        Company (1)    Used by Affiliates (1) Drawdowns Commitments
-------------------  ------------------ ---------------- ----------------- ---------------------- --------- -----------
                                                                         (In millions)
MetLife, Inc. and
 MetLife Funding,
 Inc................ December 2021 (2)  $      3,000 (2)    $      412           $      334        $    --  $    2,254
--------

(1) MetLife, Inc. and MetLife Funding are severally liable for their respective obligations under the Credit Facility. MetLife Funding was not an applicant under letters of credit outstanding as of December 31, 2019 and is not responsible for any reimbursement obligations under such letters of credit.

(2) All borrowings under the Credit Facility must be repaid by December 20,
    2021, except that letters of credit outstanding upon termination may remain outstanding until December 20, 2022.

Debt and Facility Covenants

   Certain of the Company's debt instruments and the Credit Facility contain various administrative, reporting, legal and financial covenants. The Company believes it was in compliance with all applicable financial covenants at
December 31, 2019.

                                   MLIC-101

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

12. Equity

Stock-Based Compensation Plans

  The Company does not issue any awards payable in its common stock or options to purchase its common stock.

  An affiliate employs the personnel who conduct most of the Company's business. In accordance with a services agreement with that affiliate, the
Company bears a proportionate share of stock-based compensation expense for those employees. Stock-based compensation expense principally relates to Stock
Options, Performance Shares and Restricted Stock Units under the MetLife, Inc.
2005 Stock and Incentive Compensation Plan and the MetLife, Inc. 2015 Stock and
Incentive Compensation Plan, most of which MetLife, Inc. granted in the first quarter of each year.

  The Company's expense related to stock-based compensation included in other expenses was $57 million, $35 million and $74 million for the years ended
December 31, 2019, 2018 and 2017, respectively.

Statutory Equity and Income

  Metropolitan Life Insurance Company prepares statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the NYDFS. The NAIC has adopted the Codification of Statutory
Accounting Principles ("Statutory Codification"). Statutory Codification is
intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the state insurance department may impact the effect of Statutory Codification on the statutory capital and surplus of Metropolitan Life Insurance Company.

  The state of domicile of Metropolitan Life Insurance Company imposes risk-based capital ("RBC") requirements that were developed by the National
Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC"), with modifications by the state insurance department, to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"), based on the statutory-based filed financial statements. Companies below specific trigger levels or ratios are classified by their respective levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC ("CAL RBC"). The CAL RBC ratios for Metropolitan Life
Insurance Company were in excess of 350% at both December 31, 2019 and 2018.

  Metropolitan Life Insurance Company's foreign insurance operations are regulated by applicable authorities of the jurisdictions in which each entity operates and are subject to minimum capital and solvency requirements in those jurisdictions before corrective action commences. The aggregate required capital and surplus of Metropolitan Life Insurance Company's foreign insurance operations was $370 million and the aggregate actual regulatory capital and surplus of such operations was $580 million as of the date of the most recent required capital adequacy calculation for each jurisdiction. The Company's foreign insurance operations exceeded the minimum capital and solvency requirements as of the date of the most recent fiscal year-end capital adequacy calculation for each jurisdiction.

  Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt and valuing securities on a different basis.

  In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by Metropolitan Life Insurance Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years. Further, statutory accounting principles do not give recognition to purchase accounting adjustments.

  New York has adopted certain prescribed accounting practices, primarily consisting of the continuous Commissioners' Annuity Reserve Valuation Method, which impacts deferred annuities, and the New York Special Consideration
Letter, which mandates certain assumptions in asset adequacy testing. The collective impact of these prescribed accounting practices decreased the statutory capital and surplus of Metropolitan Life Insurance Company by
$1.2 billion at both December 31, 2019 and 2018, compared to what capital and surplus would have been had it been measured under NAIC guidance.

                                   MLIC-102

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

12. Equity (continued)

  The tables below present amounts from Metropolitan Life Insurance Company, which are derived from the statutory-basis financial statements as filed with the NYDFS.

  Statutory net income (loss) was as follows:

                                                      Years Ended December 31,
                                                 -----------------------------------
Company                        State of Domicile    2019        2018        2017
-----------------------------  ----------------- ----------- ----------- -----------
                                                            (In millions)
Metropolitan Life Insurance
 Company......................     New York       $    3,859  $    3,656  $    1,982

  Statutory capital and surplus was as follows at:

                                                 December 31,
                                        ------------------------------
         Company                             2019           2018
         -----------------------------  -------------- ---------------
                                                (In millions)
         Metropolitan Life Insurance
          Company......................  $      10,915  $       11,098

Dividend Restrictions

   Under the New York State Insurance Law, Metropolitan Life Insurance Company
is permitted, without prior insurance regulatory clearance, to pay stockholder dividends to MetLife, Inc. in any calendar year based on either of two standards. Under one standard, Metropolitan Life Insurance Company is permitted, without prior insurance regulatory clearance, to pay dividends out of earned surplus (defined as positive unassigned funds (surplus), excluding
85% of the change in net unrealized capital gains or losses (less capital gains tax), for the immediately preceding calendar year), in an amount up to the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year, or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains), not to exceed 30% of surplus to policyholders as of the end of the immediately preceding calendar year. In addition, under this standard,
Metropolitan Life Insurance Company may not, without prior insurance regulatory clearance, pay any dividends in any calendar year immediately following a calendar year for which its net gain from operations, excluding realized capital gains, was negative. Under the second standard, if dividends are paid out of other than earned surplus, Metropolitan Life Insurance Company may, without prior insurance regulatory clearance, pay an amount up to the lesser of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year, or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). In addition, Metropolitan Life Insurance Company will be permitted to pay a dividend to MetLife, Inc. in excess of the amounts allowed under both standards only if it files notice of its intention to declare such a dividend and the amount thereof with the New York Superintendent of Financial Services (the
"Superintendent") and the Superintendent either approves the distribution of the dividend or does not disapprove the dividend within 30 days of its filing.
Under the New York State Insurance Law, the Superintendent has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholder.

   Metropolitan Life Insurance Company paid $3.1 billion and $3.7 billion in dividends to MetLife, Inc. for the years ended December 31, 2019 and 2018, respectively, including amounts where regulatory approval was obtained as required. Under New York State Insurance Law, Metropolitan Life Insurance
Company has calculated that it may pay approximately $3.2 billion to MetLife,
Inc. without prior regulatory approval by the end of 2020.

                                   MLIC-103

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

12. Equity (continued)

Accumulated Other Comprehensive Income (Loss)

   Information regarding changes in the balances of each component of AOCI attributable to Metropolitan Life Insurance Company was as follows:

                                         Unrealized                        Foreign      Defined
                                      Investment Gains     Unrealized     Currency      Benefit
                                      (Losses), Net of   Gains (Losses)  Translation     Plans
                                     Related Offsets (1) on Derivatives   Adjustments  Adjustment        Total
                                    -------------------- -------------- ------------- ------------  --------------
                                                                     (In millions)
Balance at December 31, 2016.......     $      3,592      $      1,459    $      (67)  $    (1,865)  $       3,119
OCI before reclassifications.......            3,977               122            26           (30)          4,095
Deferred income tax benefit
 (expense).........................           (1,287)              (43)           (6)           11          (1,325)
                                       -------------     -------------   -----------  ------------  --------------
 AOCI before reclassifications,
   net of income tax...............            6,282             1,538           (47)       (1,884)          5,889
Amounts reclassified from AOCI.....              102              (970)           --           159            (709)
Deferred income tax benefit
 (expense).........................              (33)              338            --           (57)            248
                                       -------------     -------------   -----------  ------------  --------------
 Amounts reclassified from AOCI,
   net of income tax...............               69              (632)           --           102            (461)
                                       -------------     -------------   -----------  ------------  --------------
Balance at December 31, 2017.......            6,351               906           (47)       (1,782)          5,428
OCI before reclassifications.......           (6,326)              (82)          (20)           67          (6,361)
Deferred income tax benefit
 (expense).........................            1,381                19            --           (45)          1,355
                                       -------------     -------------   -----------  ------------  --------------
 AOCI before reclassifications,
   net of income tax...............            1,406               843           (67)       (1,760)            422
Amounts reclassified from AOCI.....                8               428            --            34             470
Deferred income tax benefit
 (expense).........................               (2)              (96)           --           (13)           (111)
                                       -------------     -------------   -----------  ------------  --------------
 Amounts reclassified from AOCI,
   net of income tax...............                6               332            --            21             359
                                       -------------     -------------   -----------  ------------  --------------
Cumulative effects of changes in
 accounting principles.............             (119)               --            --            --            (119)
Deferred income tax benefit
 (expense), cumulative effects of
 changes in accounting principles..            1,222               207            (7)         (379)          1,043
                                       -------------     -------------   -----------  ------------  --------------
Cumulative effects of changes in
 accounting principles, net of
 income tax........................            1,103               207            (7)         (379)            924
                                       -------------     -------------   -----------  ------------  --------------
Transfer to affiliate, net of
 tax (2)...........................               --                --            --         1,857           1,857
                                       -------------     -------------   -----------  ------------  --------------
Balance at December 31, 2018.......            2,515             1,382           (74)         (261)          3,562
OCI before reclassifications.......            7,993               516           (32)         (167)          8,310
Deferred income tax benefit
 (expense).........................           (1,678)             (109)            9            35          (1,743)
                                       -------------     -------------   -----------  ------------  --------------
 AOCI before reclassifications,
   net of income tax...............            8,830             1,789           (97)         (393)         10,129
Amounts reclassified from AOCI.....               60              (237)           --            24            (153)
Deferred income tax benefit
 (expense).........................              (13)               50            --            (5)             32
                                       -------------     -------------   -----------  ------------  --------------
 Amounts reclassified from AOCI,
   net of income tax...............               47              (187)           --            19            (121)
                                       -------------     -------------   -----------  ------------  --------------
Cumulative effects of changes in
 accounting principles.............               (1)               22            --            --              21
Deferred income tax benefit
 (expense), cumulative effects of
 changes in accounting principles..               --                (4)           --            --              (4)
                                       -------------     -------------   -----------  ------------  --------------
 Cumulative effects of changes in
   accounting principles, net of
   income tax (3)..................               (1)               18            --            --              17
                                       -------------     -------------   -----------  ------------  --------------
Balance at December 31, 2019.......     $      8,876      $      1,620    $      (97)  $      (374)  $      10,025
                                       =============     =============   ===========  ============  ==============
-------------

(1) See Note 7 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI, and the policyholder dividend obligation.

                                   MLIC-104

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

12. Equity (continued)

(2) See Note 14.

(3) See Note 1 for further information on adoption of new accounting pronouncements.

   Information regarding amounts reclassified out of each component of AOCI was as follows:

                                       Years Ended December 31,
                               ---------------------------------------
                                   2019          2018           2017
                               -----------   ------------   ------------
                                                                             Consolidated Statements of
AOCI Components                     Amounts Reclassified from AOCI             Operations Locations
-----------------------------  ---------------------------------------     ------------------------------
                                            (In millions)
Net unrealized investment
 gains (losses):
Net unrealized investment
 gains (losses)...............  $       17    $        89    $        12   Net investment gains (losses)
Net unrealized investment
 gains (losses)...............         (16)            18              3   Net investment income
Net unrealized investment
 gains (losses)...............         (61)          (115)          (117)  Net derivative gains (losses)
                               -----------   ------------   ------------
 Net unrealized investment
   gains (losses), before
   income tax.................         (60)            (8)          (102)
Income tax (expense) benefit..          13              2             33
                               -----------   ------------   ------------
 Net unrealized investment
   gains (losses), net of
   income tax.................         (47)            (6)           (69)
                               -----------   ------------   ------------
Unrealized gains (losses) on
 derivatives -- cash flow
 hedges:
Interest rate derivatives.....          23             20             18   Net investment income
Interest rate derivatives.....           4             --             --   Net investment gains (losses)
Interest rate derivatives.....          --             22             13   Net derivative gains (losses)
Foreign currency exchange
 rate derivatives.............          (3)            (3)            (1)  Net investment income
Foreign currency exchange
 rate derivatives.............         212             --             --   Net investment gains (losses)
Foreign currency exchange
 rate derivatives.............          --           (469)           938   Net derivative gains (losses)
Credit derivatives............           1              1              1   Net investment income
Credit derivatives............          --              1              1   Net derivative gains (losses)
                               -----------   ------------   ------------
 Gains (losses) on cash flow
   hedges, before income tax..         237           (428)           970
Income tax (expense) benefit..         (50)            96           (338)
                               -----------   ------------   ------------
 Gains (losses) on cash flow
   hedges, net of income tax..         187           (332)           632
                               -----------   ------------   ------------
Defined benefit plans
 adjustment: (1)
Amortization of net actuarial
 gains (losses)...............         (27)           (35)          (179)
Amortization of prior service
 (costs) credit...............           3              1             20
                               -----------   ------------   ------------
 Amortization of defined
   benefit plan items, before
   income tax.................         (24)           (34)          (159)
Income tax (expense) benefit..           5             13             57
                               -----------   ------------   ------------
 Amortization of defined
   benefit plan items, net of
   income tax.................         (19)           (21)          (102)
                               -----------   ------------   ------------
 Total reclassifications, net
   of income tax..............  $      121    $      (359)   $       461
                               ===========   ============   ============
-------------

(1)These AOCI components are included in the computation of net periodic benefit costs. See Note 14.

                                   MLIC-105

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Other Revenues and Other Expenses

Other Revenues

   Information on other revenues, which primarily includes fees related to service contracts from customers, was as follows:

                                           Years Ended December 31,
                                          ---------------------------
                                              2019          2018
                                          ------------- -------------
                                                 (In millions)
           Prepaid legal plans...........  $        329  $        286
           Recordkeeping and
            administrative services (1)..           204           220
           Administrative services-only
            contracts....................           210           205
           Other revenue from service
            contracts from customers.....            39            38
                                          ------------- -------------
            Total revenues from service
              contracts from customers...  $        782  $        749
           Other (2).....................           791           837
                                          ------------- -------------
            Total other revenues.........  $      1,573  $      1,586
                                          ============= =============
--------

(1)Related to products and businesses no longer actively marketed by the
   Company.

(2)Other primarily includes reinsurance ceded. See Note 5.

Other Expenses

   Information on other expenses was as follows:

                                              Years Ended December 31,
                                              ----------------------
                                               2019     2018    2017
                                              ------   ------  ------
                                                   (In millions)
          General and administrative
           expenses (1)...................... $2,480   $2,458  $2,608
          Pension, postretirement and
           postemployment benefit costs......    107       66     167
          Premium taxes, other taxes, and
           licenses & fees...................    274      366     273
          Commissions and other variable
           expenses..........................  1,814    1,757   1,801
          Capitalization of DAC..............    (43)     (34)    (61)
          Amortization of DAC and VOBA.......    239      470     241
          Interest expense on debt...........    105      108     106
                                              ------   ------  ------
           Total other expenses.............. $4,976   $5,191  $5,135
                                              ======   ======  ======
--------

(1)Includes ($165) million, ($6) million and ($104) million for the years ended
   December 31, 2019, 2018 and 2017, respectively, for the net change in cash surrender value of investments in certain life insurance policies, net of premiums paid.

Capitalization of DAC and Amortization of DAC and VOBA

   See Note 4 for additional information on DAC and VOBA including impacts of capitalization and amortization. See also Note 6 for a description of the DAC amortization impact associated with the closed block.

Expenses related to Debt

  See Note 11 for additional information on interest expense on debt.

Affiliated Expenses

  Commissions and other variable expenses, capitalization of DAC and amortization of DAC and VOBA include the impact of affiliated reinsurance transactions. See Notes 5, 11 and 18 for a discussion of affiliated expenses included in the table above.

                                   MLIC-106

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Employee Benefit Plans

Pension and Other Postretirement Benefit Plans

   Through September 30, 2018, the Company sponsored various qualified and nonqualified defined benefit pension plans covering employees who meet specified eligibility requirements. Pension benefits are provided utilizing either a traditional formula or cash balance formula. The traditional formula provides benefits that are primarily based upon years of credited service and final average earnings. The cash balance formula utilizes hypothetical or notional accounts which credit participants with benefits equal to a percentage of eligible pay, as well as interest credits, determined annually based upon the annual rate of interest on 30-year U.S. Treasury securities, for each account balance. In September 2018, the qualified and nonqualified defined benefit pension plans were amended, effective January 1, 2023, to provide benefits accruals for all active participants under the cash balance formula and to cease future accruals under the traditional formula. The nonqualified pension plans provide supplemental benefits in excess of limits applicable to a qualified plan. Participating affiliates are allocated an equitable share of net expense related to the plans, proportionate to other expenses being allocated to these affiliates.

   Through September 30, 2018, the Company also provided certain postemployment benefits and certain postretirement medical and life insurance benefits for retired employees. Employees of MetLife who were hired prior to 2003 (or, in certain cases, rehired during or after 2003) and meet age and service criteria while working for the Company may become eligible for these other postretirement benefits, at various levels, in accordance with the applicable plans. Virtually all retirees, or their beneficiaries, contribute a portion of the total costs of postretirement medical benefits. Employees of MetLife hired after 2003 are not eligible for any employer subsidy for postretirement medical benefits. Participating affiliates are allocated a proportionate share of net expense and contributions related to the postemployment and other postretirement plans. In September 2018, the postretirement medical and life insurance benefit plans were amended, effective January 1, 2023, to discontinue the accrual of the employer subsidy credits for eligible employees.

   As of October 1, 2018, except for the nonqualified defined benefit pension plan, the plan sponsor was changed from the Company to an affiliate (the
"Transferred Plans"). The Company transferred the net benefit obligation and plan assets at book value as of September 30, 2018 as an additional paid-in-capital transaction, including the related unrecognized AOCI. The
Company remains a participating affiliate of the Transferred Plans.

                                   MLIC-107

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Employee Benefit Plans (continued)

  Obligations and Funded Status

                                                          December 31,
                               -----------------------------------------------------------------
                                             2019                              2018
                               --------------------------------  -------------------------------
                                                     Other                            Other
                                   Pension        Postretirement    Pension        Postretirement
                                   Benefits (1)     Benefits      Benefits (1)       Benefits
                               ---------------- ---------------- --------------  ----------------
                                                         (In millions)
Change in benefit obligations:
Benefit obligations at
 January 1,...................    $      1,080      $      19     $      10,479    $      1,656
Transfer to affiliate (2).....              --             --            (9,316)         (1,648)
Service costs.................              17             --                18              --
Interest costs................              46              1                42               1
Plan participants'
 contributions................              --             --                --              --
Plan amendments...............               3             --               (20)             --
Net actuarial (gains) losses
 (3)..........................             162              2               (40)             (2)
Divestitures, settlements and
 curtailments.................              --             --                --              15
Benefits paid.................             (98)            (2)              (83)             (1)
Effect of foreign currency
 translation..................              --             --                --              (2)
                                --------------     ----------    --------------   -------------
 Benefit obligations at
   December 31,...............           1,210             20             1,080              19
                                --------------     ----------    --------------   -------------
Change in plan assets:
Estimated fair value of plan
 assets at January 1,.........              --             18             9,371           1,426
Transfer to affiliate (2).....              --             --            (9,371)         (1,426)
Actual return on plan assets..              --             --                --               2
Divestitures, settlements and
 curtailments.................              --             --                --              18
Plan participants'
 contributions................              --             --                --              --
Employer contributions........              98             --                83              --
Benefits paid.................             (98)            (2)              (83)             (1)
Foreign exchange impact.......              --              1                --              (1)
                                --------------     ----------    --------------   -------------
 Estimated fair value of plan
   assets at December 31,.....              --             17                --              18
                                --------------     ----------    --------------   -------------
 Over (under) funded status
   at December 31,............    $     (1,210)     $      (3)    $      (1,080)   $         (1)
                                ==============     ==========    ==============   =============
Amounts recognized on the
 consolidated balance sheets:
Other assets..................    $         --      $       3     $          --    $          5
Other liabilities.............          (1,210)            (6)           (1,080)             (6)
                                --------------     ----------    --------------   -------------
 Net amount recognized........    $     (1,210)     $      (3)    $      (1,080)   $         (1)
                                ==============     ==========    ==============   =============
AOCI:
Net actuarial (gains) losses..    $        494      $      (3)    $         360    $         (5)
Prior service costs (credit)..             (16)            --               (22)              1
                                --------------     ----------    --------------   -------------
 AOCI, before income tax......    $        478      $      (3)    $         338    $         (4)
                                ==============     ==========    ==============   =============
 Accumulated benefit
   obligation.................    $      1,143            N/A     $       1,040             N/A
                                ==============                   ==============
--------

(1) Includes nonqualified unfunded plans, for which the aggregate PBO was
    $1.2 billion and $1.1 billion at December 31, 2019 and 2018, respectively.

(2) Transfer to affiliate represents the Transferred Plans' book value as of
    September 30, 2018, net of the related 2018 net periodic benefit costs. See
    "-- Net Periodic Benefit Costs."

                                   MLIC-108

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Employee Benefit Plans (continued)

(3) Significant sources of actuarial (gains) losses for pension and other postretirement benefits during 2019 include the impact of changes to the financial assumptions of $137 million and $2 million, respectively, and plan experience of $25 million and $0, respectively. Significant sources of actuarial (gains) losses for pension and other postretirement benefits during 2018 include the impact of changes to the financial assumptions of
    ($87) million and ($2) million, respectively, and plan experience of
    $47 million and $0, respectively.

   Information for pension plans and other postretirement benefit plans with
PBOs and/or accumulated benefit obligations ("ABO") or APBO in excess of plan assets was as follows at:

                                                                December 31,
                                         ------------------------------------------------------------------
                                             2019       2018       2019       2018      2019        2018
                                         ---------- ---------- ---------- ---------- -------     -------
                                         PBO Exceeds Estimated ABO Exceeds Estimated APBO Exceeds Estimated
                                              Fair Value            Fair Value         Fair Value
                                            of Plan Assets        of Plan Assets     of Plan Assets
                                         --------------------- --------------------- ----------------------
                                                                (In millions)
Projected benefit obligations........... $    1,210 $    1,080 $    1,210 $    1,080    N/A         N/A
Accumulated benefit obligations......... $    1,143 $    1,040 $    1,143 $    1,040    N/A         N/A
Accumulated postretirement benefit
 obligations............................        N/A        N/A        N/A        N/A $    6      $    6
Estimated fair value of plan assets.....        N/A        N/A        N/A        N/A $   --      $   --

  Net Periodic Benefit Costs

      The components of net periodic benefit costs and other changes in plan assets and benefit obligations recognized in OCI were as follows:

                                                                         Years Ended December 31,
                                          -------------------------------------------------------------------------------------
                                                     2019                          2018                         2017
                                          --------------------------  -----------------------------  --------------------------
                                                          Other                          Other                       Other
                                           Pension     Postretirement   Pension       Postretirement  Pension     Postretirement
                                           Benefits      Benefits       Benefits        Benefits      Benefits      Benefits
                                          ---------  ---------------- ------------  ---------------- ---------  ----------------
                                                                              (In millions)
Net periodic benefit costs:
Service costs............................  $     17      $     --      $       123      $       4     $    169     $         6
Interest costs...........................        46             1              290             41          415              75
Settlement and curtailment costs.........        --            --               --             --            3               2
Expected return on plan assets...........        --            (1)            (394)           (54)        (509)            (72)
Amortization of net actuarial (gains)
 losses..................................        27            --              142            (26)         189              --
Amortization of prior service costs
 (credit)................................        (3)           --               (1)           (14)          (1)            (22)
Allocated to affiliates..................       (22)           --              (66)            19          (48)              1
                                          ---------     ---------     ------------     ----------    ---------    ------------
  Total net periodic benefit costs
   (credit) (1)..........................        65            --               94            (30)         218             (10)
                                          ---------     ---------     ------------     ----------    ---------    ------------
Other changes in plan assets and benefit
 obligations recognized in OCI:
Net actuarial (gains) losses.............       161             3              (40)            (4)         181            (148)
Prior service costs (credit).............         3            --              (20)            --           --              --
Amortization of net actuarial (gains)
 losses..................................       (27)           --              (35)            --         (189)             --
Amortization of prior service (costs)
 credit..................................         3            --                1             --            1              22
Transfer to affiliate (2)................        --            --           (2,389)            81           --              --
                                          ---------     ---------     ------------     ----------    ---------    ------------
  Total recognized in OCI................       140             3           (2,483)            77           (7)           (126)
                                          ---------     ---------     ------------     ----------    ---------    ------------
  Total recognized in net periodic
   benefit costs and OCI.................  $    205      $      3      $    (2,389)     $      47     $    211     $      (136)
                                          =========     =========     ============     ==========    =========    ============
--------

                                   MLIC-109

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Employee Benefit Plans (continued)

(1) Includes costs (credit) related to Transferred Plans of $65 million and
    ($49) million for pension benefits and other postretirement benefits, respectively, for the year ended December 31, 2018.

(2) Transfer to affiliate represents the Transferred Plans' book value as of
    September 30, 2018, net of the related 2018 other changes in plan assets and benefit obligations recognized in OCI.

  Assumptions

     Assumptions used in determining benefit obligations were as follows:

                                        Pension Benefits   Other Postretirement Benefits
                                    -------------------- -------------------------------
December 31, 2019
Weighted average discount rate.....        3.30%                      3.00%
Weighted average interest
 crediting rate....................        3.99%                       N/A
Rate of compensation increase......   2.25%  -  8.50%                  N/A
December 31, 2018
Weighted average discount rate.....        4.35%                      3.75%
Weighted average interest
 crediting rate....................        4.09%                       N/A
Rate of compensation increase......   2.25%  -  8.50%                  N/A

     Assumptions used in determining net periodic benefit costs for the
  U.S. plans were as follows:

                                        Pension Benefits   Other Postretirement Benefits
                                    -------------------- -------------------------------
Year Ended December 31, 2019
Weighted average discount rate.....        4.35%                      3.75%
Weighted average interest
 crediting rate....................        4.01%                       N/A
Weighted average expected rate of
 return on plan assets.............         N/A                       4.00%
Rate of compensation increase......   2.25%  -  8.50%                  N/A
Year Ended December 31, 2018
Weighted average discount rate.....        3.65%                      3.70%
Weighted average interest
 crediting rate....................        4.13%                       N/A
Weighted average expected rate of
 return on plan assets.............        5.75%                      5.11%
Rate of compensation increase......   2.25%  -  8.50%                  N/A
Year Ended December 31, 2017
Weighted average discount rate.....        4.30%                      4.45%
Weighted average interest
 crediting rate....................        5.46%                       N/A
Weighted average expected rate of
 return on plan assets.............        6.00%                      5.36%
Rate of compensation increase......   2.25%  -  8.50%                  N/A

     The weighted average discount rate is determined annually based on the yield, measured on a yield to worst basis, of a hypothetical portfolio constructed of high quality debt instruments available on the measurement date, which would provide the necessary future cash flows to pay the aggregate PBO when due.

     The weighted average expected rate of return on plan assets is based on anticipated performance of the various asset sectors in which the plan invests, weighted by target allocation percentages. Anticipated future performance is based on long-term historical returns of the plan assets by sector, adjusted for the Company's long-term expectations on the performance of the markets. While the precise expected rate of return derived using this approach will fluctuate from year to year, the Company's policy is to hold this long-term assumption constant as long as it remains within reasonable tolerance from the derived rate.

     The weighted average expected rate of return on plan assets for use in the plan valuation in 2020 is currently anticipated to be 3.00% for other postretirement benefits.

     The weighted average interest crediting rate is determined annually based on the plan selected rate, long-term financial forecasts of that rate and the demographics of the plan participants.

                                   MLIC-110

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Employee Benefit Plans (continued)

     The assumed healthcare costs trend rates used in measuring the APBO and net periodic benefit costs were as follows:

                                                                   December 31,
                                                   ---------------------------------------------
                                                            2019                   2018
                                                   ---------------------- ----------------------
                                                      Before   Age 65 and    Before   Age 65 and
                                                    Age 65      older      Age 65      older
                                                   --------- ------------ --------- ------------
Following year....................................   6.5%        6.5%       6.6%        6.6%
Ultimate rate to which cost increase is assumed
 to decline.......................................   4.0%        4.0%       4.0%        4.0%
Year in which the ultimate trend rate is reached..   2040        2040       2040        2040

  Plan Assets

     Through September 30, 2018, the Company provided MetLife employees with benefits under various Employee Retirement Income Security Act of
  1974 ("ERISA") benefit plans. These include qualified pension plans, postretirement medical plans and certain retiree life insurance coverage. The assets of the Company's qualified pension plans are held in an insurance group annuity contract, and the vast majority of the assets of the postretirement medical plan are held in a trust which largely utilizes insurance contracts to hold the assets. All of these contracts are issued by the Company, and the assets under the contracts are held in insurance separate accounts that have been established by the Company. The underlying assets of the separate accounts are principally comprised of cash and cash equivalents, short-term investments, fixed maturity securities AFS, equity securities, derivatives, real estate and private equity investments. The assets backing the retiree life coverage also utilize insurance contracts issued by the Company's insurance affiliate and are held in a general account
  Life Insurance Funding Agreement.

     The insurance contract provider engages investment management firms ("Managers") to serve as sub-advisors for the separate accounts based on the specific investment needs and requests identified by the plan fiduciary. These Managers have portfolio management discretion over the purchasing and selling of securities and other investment assets pursuant to the respective investment management agreements and guidelines established for each insurance separate account. The assets of the qualified pension plans and postretirement medical plans (the "Invested Plans") are well diversified across multiple asset categories and across a number of different
  Managers, with the intent of minimizing risk concentrations within any given asset category or with any of the given Managers.

     The Invested Plans, other than those held in participant directed investment accounts, are managed in accordance with investment policies consistent with the longer-term nature of related benefit obligations and within prudent risk parameters. Specifically, investment policies are oriented toward (i) maximizing the Invested Plan's funded status;
  (ii) minimizing the volatility of the Invested Plan's funded status;
  (iii) generating asset returns that exceed liability increases; and
  (iv) targeting rates of return in excess of a custom benchmark and industry standards over appropriate reference time periods. These goals are expected to be met through identifying appropriate and diversified asset classes and allocations, ensuring adequate liquidity to pay benefits and expenses when due and controlling the costs of administering and managing the Invested
  Plan's investments. Independent investment consultants are periodically used to evaluate the investment risk of the Invested Plan's assets relative to liabilities, analyze the economic and portfolio impact of various asset allocations and management strategies and recommend asset allocations.

     Derivative contracts may be used to reduce investment risk, to manage duration and to replicate the risk/return profile of an asset or asset class.
  Derivatives may not be used to leverage a portfolio in any manner, such as to magnify exposure to an asset, asset class, interest rates or any other financial variable. Derivatives are also prohibited for use in creating exposures to securities, currencies, indices or any other financial variable that is otherwise restricted.

  Estimated Fair Value

     The pension and other postretirement benefit plan assets are categorized into a three-level fair value hierarchy, as described in Note 9, based upon the significant input with the lowest level in its valuation. The Level 2 asset category includes certain separate accounts that are primarily invested in liquid and readily marketable securities. The estimated fair value of such separate accounts is based upon reported NAV provided by fund managers and this value represents the

                                   MLIC-111

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Employee Benefit Plans (continued)

  amount at which transfers into and out of the respective separate account are effected. These separate accounts provide reasonable levels of price transparency and can be corroborated through observable market data. Directly held investments are primarily invested in U.S. and foreign government and corporate securities. The Level 3 asset category includes separate accounts that are invested in assets that provide little or no price transparency due to the infrequency with which the underlying assets trade and generally require additional time to liquidate in an orderly manner. Accordingly, the values for separate accounts invested in these alternative asset classes are based on inputs that cannot be readily derived from or corroborated by observable market data.

     At December 31, 2019 and 2018, other postretirement plan assets measured at estimated fair value on a recurring basis were $17 million and
  $18 million, respectively, and were classified as short-term investments
  Level 2.

     A rollforward of all pension assets measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs was as follows:

                               Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                               ----------------------------------------------------------------------
                                                    Pension Benefits
                               ----------------------------------------------------------------------
                               Fixed Maturity Securities
                                       AFS:
                               --------------------------
                                                             Equity          Other        Derivative
                                Corporate     Other (1)     Securities     Investments     Assets
                               ----------    ----------    -----------    ------------   -----------
                                                     (In millions)
Balance, January 1, 2018......  $     1        $    9        $    3         $    622       $    1
Realized gains (losses).......       --            --            --               --           --
Unrealized gains (losses).....       --            --            --               --           --
Purchases, sales, issuances
 and settlements, net.........       --            --            --               --           --
Transfers into and/or out of
 Level 3......................       --            --            --               --           --
Transfer to affiliate.........       (1)           (9)           (3)            (622)          (1)
                               ----------    ----------    -----------    ------------   -----------
Balance, December 31, 2018....  $    --        $   --        $   --         $     --       $   --
                               ==========    ==========    ===========    ============   ===========
--------

(1) Other includes ABS and collateralized mortgage obligations.

     For the year ended December 31, 2019, there were no pension benefits measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs. For the years ended December 31, 2019 and
  2018, there were no other postretirement benefit plan assets measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs.

  Expected Future Contributions and Benefit Payments

     Benefit payments due under the nonqualified pension plans are primarily funded from the Company's general assets as they become due under the provisions of the plans, and therefore benefit payments equal employer contributions. The Company expects to make contributions of $70 million to fund the benefit payments in 2020.

     Postretirement benefits are either: (i) not vested under law; (ii) a non-funded obligation of the Company; or (iii) both. Current regulations do not require funding for these benefits. The Company uses its general assets, net of participant's contributions, to pay postretirement medical claims as they come due. As permitted under the terms of the governing trust document, the Company may be reimbursed from plan assets for postretirement medical claims paid from their general assets.

                                   MLIC-112

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Employee Benefit Plans (continued)

     Gross benefit payments for the next 10 years, which reflect expected future service where appropriate, are expected to be as follows:

                               Pension Benefits   Other Postretirement Benefits
                           -------------------- -------------------------------
                                              (In millions)
 2020.....................       $           74                    $          2
 2021.....................       $           71                    $          1
 2022.....................       $           70                    $          1
 2023.....................       $           73                    $          1
 2024.....................       $           77                    $          1
 2025-2029................       $          403                    $          6

Defined Contribution Plans

     Through September 30, 2018, the Company sponsored defined contribution plans for substantially all MetLife employees under which a portion of employee contributions are matched. As of October 1, 2018, except for the nonqualified defined contribution plan, the plan sponsor was changed from the
  Company to an affiliate. The Company contributed $26 million, $42 million and
  $65 million for the years ended December 31, 2019, 2018 and 2017, respectively.

15. Income Tax

   The provision for income tax was as follows:

                                           Years Ended December 31,
                                           -----------------------
                                             2019    2018     2017
                                           ------  ------  -------
                                                (In millions)
            Current:
            U.S. federal..................  $ 280   $ 217  $ 1,511
            U.S. state and local..........      1       9        4
            Non-U.S.......................     26      91       14
                                           ------  ------  -------
              Subtotal....................    307     317    1,529
                                           ------  ------  -------
            Deferred:
            U.S. federal..................   (148)    (88)  (2,099)
            Non-U.S.......................    (11)    (56)       9
                                           ------  ------  -------
              Subtotal....................   (159)   (144)  (2,090)
                                           ------  ------  -------
              Provision for income tax
               expense (benefit)..........  $ 148   $ 173  $  (561)
                                           ======  ======  =======

  The Company's income (loss) before income tax expense (benefit) was as follows:

                                   Years Ended December 31,
                                   ------------------------
                                    2019    2018     2017
                                   ------- ------- --------
                                         (In millions)
                   Income (loss):
                   U.S............  $3,454  $1,202  $ 4,045
                   Non-U.S........     106   3,107   (1,079)
                                   ------- ------- --------
                    Total.........  $3,560  $4,309  $ 2,966
                                   ======= ======= ========

                                   MLIC-113

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)

  The reconciliation of the income tax provision at the U.S. statutory rate
(21% in 2019 and 2018; 35% in 2017) to the provision for income tax as reported was as follows:

                                                        Years Ended December 31,
                                                        ------------------------
                                                         2019    2018     2017
                                                        ------  ------  --------
                                                              (In millions)
Tax provision at U.S. statutory rate...................  $ 748   $ 905   $ 1,039
Tax effect of:
Dividend received deduction............................    (36)    (34)      (65)
Tax-exempt income......................................    (40)    (13)      (49)
Prior year tax (1).....................................   (173)   (175)      (29)
Low income housing tax credits.........................   (254)   (284)     (278)
Other tax credits......................................    (43)    (77)     (101)
Foreign tax rate differential..........................     (7)     (8)       --
Change in valuation allowance..........................     (7)      1        --
U.S. Tax Reform impact (2) (3) (4).....................     (6)   (139)   (1,089)
Other, net.............................................    (34)     (3)       11
                                                        ------  ------  --------
  Provision for income tax expense (benefit)...........  $ 148   $ 173   $  (561)
                                                        ======  ======  ========
--------

(1) As discussed further below, prior year tax includes a non-cash benefit related to an uncertain tax position of $158 million and $168 million for the years ended December 31, 2019 and 2018, respectively.

(2) For the year ended December 31, 2019, U.S. Tax Reform impact includes a
    $6 million tax benefit related to the effect of sequestration on the alternative minimum tax credit.

(3) For the year ended December 31, 2018, U.S. Tax Reform impact includes a
    $139 million tax benefit related to the adjustment of deferred taxes due to the U.S. tax rate change. This excludes $12 million of tax provision at the
    U.S. statutory rate for a total tax reform benefit of $151 million.

(4) For the year ended December 31, 2017, U.S. Tax Reform impact of ($1.1)
    billion excludes ($23) million of tax provision at the U.S. statutory rate for a total tax reform benefit of ($1.1) billion.

  On December 22, 2017, President Trump signed into law U.S. Tax Reform. U.S.
Tax Reform includes numerous changes in tax law, including a permanent reduction in the U.S. federal corporate income tax rate from 35% to 21%, which took effect for taxable years beginning on or after January 1, 2018. U.S. Tax
Reform moves the United States from a worldwide tax system to a participation exemption system by providing corporations a 100% dividends received deduction for dividends distributed by a controlled foreign corporation. To transition to that new system, U.S. Tax Reform imposed a one-time deemed repatriation tax on unremitted earnings and profits at a rate of 8.0% for illiquid assets and 15.5%
for cash and cash equivalents.

  The Company recorded estimates of the impacts of U.S. Tax Reform in the period of enactment, the fourth quarter of 2017. In 2018, these estimates were updated in accordance with SAB 118. However, the impact of certain provisions of U.S. Tax Reform remains uncertain. For instance, many regulations under the new law have not been finalized or have only recently been finalized, including certain rules on international taxation. As a result, the Company continued to report additional revisions resulting from U.S. Tax Reform in 2019.

                                   MLIC-114

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)

   The incremental financial statement impact related to U.S. Tax Reform was as follows:

                                                                            Years Ended December 31,
                                                                      ------------------------------------
                                                                          2019        2018         2017
                                                                      -----------  ----------  -----------
                                                                           (In millions)
Income (loss) before provision for income tax........................  $       --   $     (58)  $      (66)
Provision for income tax expense (benefit):
Deferred tax revaluation.............................................          (6)       (151)      (1,112)
                                                                      -----------  ----------  -----------
 Total provision for income tax expense (benefit)....................          (6)       (151)      (1,112)
                                                                      -----------  ----------  -----------
Income (loss), net of income tax.....................................           6          93        1,046
Income tax (expense) benefit related to items of other comprehensive
  income (loss)......................................................          --          --          133
                                                                      -----------  ----------  -----------
Increase to net equity from U.S. Tax Reform..........................  $        6   $      93   $    1,179
                                                                      ===========  ==========  ===========

  In accordance with SAB 118 issued by the U.S. Securities and Exchange
Commission ("SEC") in December 2017, the Company recorded provisional amounts for certain items for which the income tax accounting was not complete. For these items, the Company recorded a reasonable estimate of the tax effects of
U.S. Tax Reform. The estimates were reported as provisional amounts during the measurement period, which did not exceed one year from the date of enactment of
U.S. Tax Reform. In 2018, the Company reflected adjustments to its provisional amounts upon obtaining, preparing, or analyzing additional information about facts and circumstances that existed as of the enactment date that, if known, would have affected the income tax effects initially reported as provisional amounts. While the SAB 118 provisional measurement period ended December 31,
2018, the Company continued to revise certain U.S. Tax Reform amounts in 2019.

   As of December 31, 2017, the following items were considered provisional estimates due to complexities and ambiguities in U.S. Tax Reform which resulted in incomplete accounting for the tax effects of these provisions. Further guidance, either legislative or interpretive, and analysis were completed and updates were made to complete the accounting for these items during the measurement period as of December 31, 2018 and subsequent to the measurement period as of December 31, 2019:

   .  Deemed Repatriation Transition Tax - The Company recorded a $1 million charge for this item for the year ended December 31, 2017. For the years ended December 31, 2019 and 2018, the Company did not record an additional tax charge.

   .  Global Intangible Low-Tax Income ("GILTI") - U.S. Tax Reform imposes a minimum tax on GILTI, which is generally the excess income of foreign subsidiaries over a 10% rate of routine return on tangible business assets. For the year ended December 31, 2017, the Company did not record a tax charge for this item. In 2018, the Company established an accounting policy in which it treats taxes due on GILTI as a current-period expense when incurred. The Company did not record a tax charge for the years ended December 31, 2019 and 2018.

   .  Compensation and Fringe Benefits - U.S. Tax Reform limits certain employer deductions for fringe benefit and related expenses and also repeals the exception allowing the deduction of certain performance-based compensation paid to certain senior executives. The Company recorded an
      $8 million tax charge, included within the deferred tax revaluation as of
      December 31, 2017. The Company determined that no additional adjustment was required for the years ended December 31, 2019 and 2018.

   .  Alternative Minimum Tax Credits - U.S. Tax Reform eliminates the corporate alternative minimum tax and allows for minimum tax credit carryforwards to be used to offset future regular tax or to be refunded
      50% each tax year beginning in 2018, with any remaining balance fully refunded in 2021. However, pursuant to the requirements of the Balanced
      Budget and Emergency Deficit Control Act of 1985, as amended, refund payments issued for corporations claiming refundable prior year alternative minimum tax credits are subject to a sequestration rate of
      6.2%. The application of this fee to refunds in future years is subject to further guidance. Additionally, the sequestration reduction rate in effect at the time is subject to uncertainty. For the year ended
      December 31, 2017, the Company

                                   MLIC-115

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)

      recorded a $7 million tax charge, included within the deferred tax revaluation. For the year ended December 31, 2018, the Company determined that no additional adjustment was required. In early 2019, the Internal
      Revenue Service ("IRS") issued guidance indicating that for years beginning after December 31, 2017, refund payments and credit elect and refund offset transactions due to refundable alternative minimum tax credits will not be subject to the sequestration fee. Accordingly, to reflect this guidance the Company recorded a $6 million tax benefit in
      2019.

   .  Tax Credit Partnerships - The reduction in the federal corporate income tax rate due to U.S. Tax Reform required adjustments for multiple investment portfolios, including tax credit partnerships and tax-advantaged leveraged leases. Certain tax credit partnership investments derive returns in part from income tax credits. The Company recognizes changes in tax attributes at the partnership level when reported by the investee in its financial information. The Company did not receive the necessary investee financial information to determine the impact of U.S. Tax Reform on the tax attributes of its tax credit partnership investments until the third quarter of 2018. Accordingly, prior to the third quarter of 2018, the Company applied prior law to these equity method investments in accordance with SAB 118. For the year ended December 31, 2018, after receiving additional investee information, a reduction in tax credit partnerships' equity method income of
      $46 million, net of income tax, was included in net investment income.
      The tax-advantaged leveraged lease portfolio is valued on an after-tax yield basis. In 2018, the Company received third party data that was used to complete a comprehensive review of its portfolio to determine the full and complete impact of U.S. Tax Reform on these investments. As a result of this review, a tax benefit of $126 million was recorded for the year ended December 31, 2018. No additional adjustment was required for the year ended December 31, 2019.

  Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                        December 31,
                                                       ---------------
                                                         2019    2018
                                                       -------  ------
                                                        (In millions)
         Deferred income tax assets:
         Policyholder liabilities and receivables..... $ 1,305  $1,182
         Net operating loss carryforwards (1).........      82      94
         Employee benefits............................     486     518
         Tax credit carryforwards (2).................   1,161   1,038
         Litigation-related and government mandated...     119     131
         Other........................................     407     347
                                                       -------  ------
           Total gross deferred income tax assets.....   3,560   3,310
         Less: Valuation allowance....................      80      93
                                                       -------  ------
           Total net deferred income tax assets.......   3,480   3,217
                                                       -------  ------
         Deferred income tax liabilities:
         Investments, including derivatives...........   1,796   1,597
         Intangibles..................................      33      32
         DAC..........................................     500     558
         Net unrealized investment gains..............   2,719     987
                                                       -------  ------
           Total deferred income tax liabilities......   5,048   3,174
                                                       -------  ------
           Net deferred income tax asset (liability).. $(1,568) $   43
                                                       =======  ======
--------

(1) The Company has recorded a deferred tax asset of $82 million primarily related to U.S. state net operating loss carryforwards and an offsetting valuation allowance for the year ended December 31, 2019. U.S. state net operating loss carryforwards will expire between 2020 and 2039, whereas others have an unlimited carryforward period. The valuation

                                   MLIC-116

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)

    allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain U.S. state net operating loss carryforwards will not be realized.
    The tax benefit will be recognized when management believes that it is more likely than not that these deferred income tax assets are realizable.

(2) Tax credit carryforwards for the year ended December 31, 2019 primarily reflect general business credits expiring between 2036 and 2039 and are reduced by $194 million related to unrecognized tax benefits.

  Certain deferred income tax amounts at December 31, 2018 have been reclassified to conform to the 2019 presentation. The reclassification did not result in a change to the prior year net deferred income tax asset (liability)
balance. The significant impacts related to deferred income tax assets were a
$309 million decrease to Policyholder liabilities and receivables and a
$347 million increase to Other. The significant impacts related to deferred income tax liabilities were a $81 million increase to Investments, including derivatives, and a $43 million decrease to Other. Additionally, the deferred income tax asset for Net operating loss carryforwards and offsetting Valuation allowance both increased by $72 million. The reclassifications resulted from a comprehensive review in 2019 of the tax effects between the book and tax bases of assets and liabilities, primarily with respect to the Company's U.S.
businesses.

  The Company participates in a tax sharing agreement with MetLife, Inc., as described in Note 1. Pursuant to this tax sharing agreement, the amounts due from affiliates included $43 million and $27 million for the years ended
December 31, 2019 and 2018, respectively.

   The Company files income tax returns with the U.S. federal government and various U.S. state and local jurisdictions, as well as non-U.S. jurisdictions.
The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to U.S. federal, state, or local income tax examinations for years prior to 2007, except for refund claims filed in 2017 with the IRS for 2000 through 2002 to recover tax and interest predominantly related to the disallowance of certain foreign tax credits for which the Company received a statutory notice of deficiency in 2015 and paid the tax thereon. The disallowed foreign tax credits relate to certain non-U.S.
investments held by Metropolitan Life Insurance Company in support of its life insurance business through a United Kingdom investment subsidiary that was structured as a joint venture until early 2009.

   For tax years 2000 through 2002 and tax years 2007 through 2009, the Company entered into binding agreements with the IRS in 2019 under which all remaining issues regarding the foreign tax credit matter noted above were resolved.
Accordingly, in 2019, the Company recorded a non-cash benefit to net income of
$226 million, net of tax, comprised of a $158 million tax benefit recorded in provision for income tax expense (benefit) and a $86 million interest benefit
($68 million, net of tax) included in other expenses. For tax years 2003 through 2006, the Company entered into binding agreements with the IRS in 2018 under which all remaining issues, including the foreign tax credit matter noted
above, were resolved. Accordingly, in 2018, the Company recorded a non-cash benefit to net income of $349 million, net of tax, comprised of a $168 million tax benefit recorded in provision for income tax expense (benefit) and a
$229 million interest benefit ($181 million, net of tax) included in other expenses. For tax years 2007 through 2009 (which are the subject of the current
IRS examination), the Company has established adequate reserves for tax liabilities.

   The Company's overall liability for unrecognized tax benefits may increase or decrease in the next 12 months. For example, U.S. federal tax legislation and regulation could impact unrecognized tax benefits. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

                                   MLIC-117

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                         Years Ended December 31,
                                                         ---------------------
                                                          2019      2018    2017
                                                         ------    ------  -----
                                                             (In millions)
 Balance at January 1,..................................  $ 442     $ 890   $931
 Additions for tax positions of prior years.............     --         3     --
 Reductions for tax positions of prior years (1)........   (158)     (169)   (38)
 Additions for tax positions of current year............      3         3      4
 Reductions for tax positions of current year...........     --        --    (1)
 Settlements with tax authorities (2)...................   (254)     (285)    (6)
                                                         ------    ------  -----
 Balance at December 31,................................  $  33     $ 442   $890
                                                         ======    ======  =====
 Unrecognized tax benefits that, if recognized, would
  impact the effective rate.............................  $  33     $ 442   $890
                                                         ======    ======  =====
--------

(1) The decreases are primarily related to non-cash benefits from tax audit settlements.

(2) The decreases in 2019 and 2018 are primarily related to the tax audit settlement, of which $251 million and $284 million, respectively, was reclassified to the current income tax payable account.

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses.

   Interest was as follows:

                                                           Years Ended December 31,
                                                           ------------------------
                                                            2019     2018    2017
                                                           ------   -----    ----
                                                             (In millions)
   Interest expense (benefit) recognized on the
     consolidated statements of operations (1)............ $(187)   $(457)   $ 47

                                                                    December 31,
                                                                    ---------------
                                                                     2019    2018
                                                                    -----    ----
                                                                    (In millions)
   Interest included in other liabilities on the
     consolidated balance sheets..........................          $   9    $196
--------

(1) The decreases in 2019 and 2018 are primarily related to the tax audit settlement, of which $68 million and $184 million, respectively, was recorded in other expenses and $119 million and $273 million, respectively, was reclassified to the current income tax payable account.

16. Contingencies, Commitments and Guarantees

Contingencies

  Litigation

     The Company is a defendant in a large number of litigation matters.
  Putative or certified class action litigation and other litigation and claims and assessments against the Company, in addition to those discussed below and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, mortgage lending bank, employer, investor, investment advisor, broker-dealer, and taxpayer.

                                   MLIC-118

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)

     The Company also receives and responds to subpoenas or other inquiries seeking a broad range of information from state regulators, including state insurance commissioners; state attorneys general or other state governmental authorities; federal regulators, including the SEC; federal governmental authorities, including congressional committees; and the Financial Industry
  Regulatory Authority, as well as from local and national regulators and government authorities in jurisdictions outside the United States where the
  Company conducts business. The issues involved in information requests and regulatory matters vary widely, but can include inquiries or investigations concerning the Company's compliance with applicable insurance and other laws and regulations. The Company cooperates in these inquiries.

     In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S.
  permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

     It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated.
  Liabilities have been established for a number of the matters noted below. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be reasonably estimated at December 31, 2019. While the potential future charges could be material in the particular quarterly or annual periods in which they are recorded, based on information currently known to management, management does not believe any such charges are likely to have a material effect on the
  Company's financial position. Given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  Matters as to Which an Estimate Can Be Made

     For some of the matters disclosed below, the Company is able to estimate a reasonably possible range of loss. For matters where a loss is believed to be reasonably possible, but not probable, the Company has not made an accrual.
  As of December 31, 2019, the Company estimates the aggregate range of reasonably possible losses in excess of amounts accrued for these matters to be $0 to $175 million.

  Matters as to Which an Estimate Cannot Be Made

     For other matters disclosed below, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

  Asbestos-Related Claims

     Metropolitan Life Insurance Company is and has been a defendant in a large number of asbestos-related suits filed primarily in state courts. These suits principally allege that the plaintiff or plaintiffs suffered personal injury resulting from exposure to asbestos and seek both actual and punitive damages. Metropolitan Life Insurance Company has never engaged in the business of manufacturing, producing, distributing or selling asbestos or asbestos-containing products nor has Metropolitan Life Insurance Company issued liability or workers' compensation insurance to companies in the business of manufacturing, producing, distributing or selling asbestos or asbestos-containing products. The lawsuits principally have focused on allegations with respect to certain research, publication and other activities of one or more of Metropolitan Life

                                   MLIC-119

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)

  Insurance Company's employees during the period from the 1920's through approximately the 1950's and allege that Metropolitan Life Insurance Company learned or should have learned of certain health risks posed by asbestos and, among other things, improperly publicized or failed to disclose those health risks. Metropolitan Life Insurance Company believes that it should not have legal liability in these cases. The outcome of most asbestos litigation matters, however, is uncertain and can be impacted by numerous variables, including differences in legal rulings in various jurisdictions, the nature of the alleged injury and factors unrelated to the ultimate legal merit of the claims asserted against Metropolitan Life Insurance Company. Metropolitan
  Life Insurance Company employs a number of resolution strategies to manage its asbestos loss exposure, including seeking resolution of pending litigation by judicial rulings and settling individual or groups of claims or lawsuits under appropriate circumstances.

      Claims asserted against Metropolitan Life Insurance Company have included negligence, intentional tort and conspiracy concerning the health risks associated with asbestos. Metropolitan Life Insurance Company's defenses
   (beyond denial of certain factual allegations) include that:
   (i) Metropolitan Life Insurance Company owed no duty to the plaintiffs -- it had no special relationship with the plaintiffs and did not manufacture, produce, distribute or sell the asbestos products that allegedly injured plaintiffs; (ii) plaintiffs did not rely on any actions of Metropolitan Life
   Insurance Company; (iii) Metropolitan Life Insurance Company's conduct was not the cause of the plaintiffs' injuries; (iv) plaintiffs' exposure occurred after the dangers of asbestos were known; and (v) the applicable time with respect to filing suit has expired. During the course of the litigation, certain trial courts have granted motions dismissing claims against Metropolitan Life Insurance Company, while other trial courts have denied Metropolitan Life Insurance Company's motions. There can be no assurance that Metropolitan Life Insurance Company will receive favorable decisions on motions in the future. While most cases brought to date have settled, Metropolitan Life Insurance Company intends to continue to defend aggressively against claims based on asbestos exposure, including defending claims at trials.

      The approximate total number of asbestos personal injury claims pending against Metropolitan Life Insurance Company as of the dates indicated, the approximate number of new claims during the years ended on those dates and the approximate total settlement payments made to resolve asbestos personal injury claims at or during those years are set forth in the following table:

                                                 December 31,
                                    --------------------------------------
                                        2019         2018         2017
                                    ------------ ------------ ------------
                                    (In millions, except number of claims)
     Asbestos personal injury
      claims at year end...........       61,134       62,522       62,930
     Number of new claims during
      the year.....................        3,187        3,359        3,514
     Settlement payments during
      the year (1)................. $       49.4 $       51.4 $       48.6
-------------

(1) Settlement payments represent payments made by Metropolitan Life Insurance
    Company during the year in connection with settlements made in that year and in prior years. Amounts do not include Metropolitan Life Insurance
    Company's attorneys' fees and expenses.

      The number of asbestos cases that may be brought, the aggregate amount of any liability that Metropolitan Life Insurance Company may incur, and the total amount paid in settlements in any given year are uncertain and may vary significantly from year to year.

      The ability of Metropolitan Life Insurance Company to estimate its ultimate asbestos exposure is subject to considerable uncertainty, and the conditions impacting its liability can be dynamic and subject to change. The availability of reliable data is limited and it is difficult to predict the numerous variables that can affect liability estimates, including the number of future claims, the cost to resolve claims, the disease mix and severity of disease in pending and future claims, the impact of the number of new claims filed in a particular jurisdiction and variations in the law in the jurisdictions in which claims are filed, the possible impact of tort reform efforts, the willingness of courts to allow plaintiffs to pursue claims against Metropolitan Life Insurance Company when exposure to asbestos took place after the dangers of asbestos exposure were well known, and the impact of any possible future adverse verdicts and their amounts.

                                   MLIC-120

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)

      The ability to make estimates regarding ultimate asbestos exposure declines significantly as the estimates relate to years further in the future. In the Company's judgment, there is a future point after which losses cease to be probable and reasonably estimable. It is reasonably possible that the Company's total exposure to asbestos claims may be materially greater than the asbestos liability currently accrued and that future charges to income may be necessary. While the potential future charges could be material in the particular quarterly or annual periods in which they are recorded, based on information currently known by management, management does not believe any such charges are likely to have a material effect on the Company's financial position.

      The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for asbestos-related claims. Metropolitan Life Insurance Company's recorded asbestos liability is based on its estimation of the following elements, as informed by the facts presently known to it, its understanding of current law and its past experiences: (i) the probable and reasonably estimable liability for asbestos claims already asserted against Metropolitan Life
   Insurance Company, including claims settled but not yet paid; (ii) the probable and reasonably estimable liability for asbestos claims not yet asserted against Metropolitan Life Insurance Company, but which Metropolitan
   Life Insurance Company believes are reasonably probable of assertion; and
   (iii) the legal defense costs associated with the foregoing claims.
   Significant assumptions underlying Metropolitan Life Insurance Company's analysis of the adequacy of its recorded liability with respect to asbestos litigation include: (i) the number of future claims; (ii) the cost to resolve claims; and (iii) the cost to defend claims.

      Metropolitan Life Insurance Company reevaluates on a quarterly and annual basis its exposure from asbestos litigation, including studying its claims experience, reviewing external literature regarding asbestos claims experience in the United States, assessing relevant trends impacting asbestos liability and considering numerous variables that can affect its asbestos liability exposure on an overall or per claim basis. These variables include bankruptcies of other companies involved in asbestos litigation, legislative and judicial developments, the number of pending claims involving serious disease, the number of new claims filed against it and other defendants and the jurisdictions in which claims are pending.
   Based upon its regular reevaluation of its exposure from asbestos litigation, Metropolitan Life Insurance Company has updated its recorded liability for asbestos-related claims to $457 million at December 31, 2019.

   Sun Life Assurance Company of Canada Indemnity Claim

      In 2006, Sun Life Assurance Company of Canada ("Sun Life"), as successor to the purchaser of Metropolitan Life Insurance Company's Canadian operations, filed a lawsuit in Toronto, seeking a declaration that
   Metropolitan Life Insurance Company remains liable for "market conduct claims" related to certain individual life insurance policies sold by
   Metropolitan Life Insurance Company that were subsequently transferred to
   Sun Life. In January 2010, the court found that Sun Life had given timely notice of its claim for indemnification but, because it found that Sun Life had not yet incurred an indemnifiable loss, granted Metropolitan Life
   Insurance Company's motion for summary judgment. In September 2010, Sun Life notified Metropolitan Life Insurance Company that a purported class action lawsuit was filed against Sun Life in Toronto alleging sales practices claims regarding the policies sold by Metropolitan Life Insurance Company and transferred to Sun Life (the "Ontario Litigation"). On August 30, 2011,
   Sun Life notified Metropolitan Life Insurance Company that another purported class action lawsuit was filed against Sun Life in Vancouver, BC alleging sales practices claims regarding certain of the same policies sold by
   Metropolitan Life Insurance Company and transferred to Sun Life. Sun Life contends that Metropolitan Life Insurance Company is obligated to indemnify
   Sun Life for some or all of the claims in these lawsuits. In September 2018, the Court of Appeal for Ontario affirmed the lower court's decision to not certify the sales practices claims in the Ontario Litigation. These sales practices cases against Sun Life are ongoing, and the Company is unable to estimate the reasonably possible loss or range of loss arising from this litigation.

   Owens v. Metropolitan Life Insurance Company (N.D. Ga., filed April 17, 2014)

      Plaintiff filed this class action lawsuit on behalf of persons for whom
   Metropolitan Life Insurance Company established a Total Control Account
   ("TCA") to pay death benefits under an ERISA plan. The action alleged that
   Metropolitan Life Insurance Company's use of the TCA as the settlement option for life insurance benefits under some group life insurance policies violated Metropolitan Life Insurance Company's fiduciary duties under ERISA.
   On September 27, 2016, the court denied Metropolitan Life Insurance
   Company's summary judgment motion in full and granted plaintiff's partial summary judgment motion. On September 29, 2017, the court certified a nationwide class. On

                                   MLIC-121

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)

   November 19, 2019, the court approved a settlement in which Metropolitan
   Life Insurance Company agreed to pay $80 million to resolve the claims of all class members. The settlement does not include or constitute an admission, concession, or finding of any fault, liability, or wrongdoing by
   Metropolitan Life Insurance Company. The Company accrued the full amount of the settlement payment in prior periods and the payment was made.

   Martin v. Metropolitan Life Insurance Company (Superior Court of the State
   of California, County of Contra Costa, filed December 17, 2015)

      Plaintiffs filed this putative class action lawsuit on behalf of themselves and all California persons who have been charged compound interest by Metropolitan Life Insurance Company in life insurance policy and/or premium loan balances within the last four years. Plaintiffs allege that Metropolitan Life Insurance Company has engaged in a pattern and practice of charging compound interest on life insurance policy and premium loans without the borrower authorizing such compounding, and that this constitutes an unlawful business practice under California law. Plaintiffs assert causes of action for declaratory relief, violation of California's
   Unfair Competition Law and Usury Law, and unjust enrichment. Plaintiffs seek declaratory and injunctive relief, restitution of interest, and damages in an unspecified amount. On April 12, 2016, the court granted Metropolitan
   Life Insurance Company's motion to dismiss. Plaintiffs appealed this ruling to the United States Court of Appeals for the Ninth Circuit. The Ninth
   Circuit dismissed the appeal on December 2, 2019.

   Newman v. Metropolitan Life Insurance Company (N.D. Ill., filed March 23,
   2016)

      Plaintiff filed this putative class action alleging causes of action for breach of contract, fraud, and violations of the Illinois Consumer Fraud and
   Deceptive Business Practices Act, on behalf of herself and all persons over age 65 who selected a Reduced Pay at Age 65 payment feature on their long-term care insurance policies and whose premium rates were increased after age 65. Plaintiff seeks unspecified compensatory, statutory and punitive damages, as well as recessionary and injunctive relief. On
   April 12, 2017, the court granted Metropolitan Life Insurance Company's motion to dismiss the action. Plaintiff appealed this ruling and the United
   States Court of Appeals for the Seventh Circuit reversed and remanded the case to the district court for further proceedings. On February 20, 2020, the district court approved a nationwide class settlement of the case. The
   Company accrued the full amount of the expected settlement payment in prior periods.

   Julian & McKinney v. Metropolitan Life Insurance Company (S.D.N.Y., filed
   February 9, 2017)

      Plaintiffs filed this putative class and collective action on behalf of themselves and all current and former long-term disability ("LTD") claims specialists between February 2011 and the present for alleged wage and hour violations under the Fair Labor Standards Act, the New York Labor Law, and
   the Connecticut Minimum Wage Act. The suit alleges that Metropolitan Life
   Insurance Company improperly reclassified the plaintiffs and similarly situated LTD claims specialists from non-exempt to exempt from overtime pay in November 2013. As a result, they and members of the putative class were no longer eligible for overtime pay even though they allege they continued
   to work more than 40 hours per week. Plaintiffs seek unspecified compensatory and punitive damages, as well as other relief. On March 22,
   2018, the Court conditionally certified the case as a collective action, requiring that notice be mailed to LTD claims specialists who worked for the
   Company from February 8, 2014 to the present. The Company intends to defend this action vigorously.

   Total Asset Recovery Services, LLC. v. MetLife, Inc., et al. (Supreme Court
   of the State of New York, County of New York, filed December 27, 2017)

      Total Asset Recovery Services ("The Relator") brought an action under the qui tam provision of the New York False Claims Act (the "Act") on behalf of itself and the State of New York. The Relator originally filed this action under seal in 2010, and the complaint was unsealed on December 19, 2017. The
   Relator alleges that MetLife, Inc., Metropolitan Life Insurance Company, and several other insurance companies violated the Act by filing false unclaimed property reports with the State of New York from 1986 to 2017, to avoid having to escheat the proceeds of more than 25,000 life insurance policies, including policies for which the defendants escheated funds as part of their demutualizations in the late 1990s. The Relator seeks treble damages and other relief. On April 3, 2019, the court granted MetLife, Inc.'s and
   Metropolitan Life Insurance Company's motion to dismiss and dismissed the complaint in its entirety. The Relator filed an appeal with the Appellate
   Division of the New York State Supreme Court, First Division.

                                   MLIC-122

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)

   Miller, et al. v. Metropolitan Life Insurance Company (S.D.N.Y., filed
   January 4, 2019)

      Plaintiffs filed a second amended complaint in this putative class action, purporting to assert claims on behalf of all persons who replaced their MetLife Optional Term Life or Group Universal Life policy with a Group
   Variable Universal Life policy wherein Metropolitan Life Insurance Company allegedly charged smoker rates for certain non-smokers. Plaintiffs seek unspecified compensatory and punitive damages, as well as other relief. On
   September 17, 2019, the Court granted the Company's motion to dismiss plaintiffs' second amended complaint and dismissed the case in its entirety.
   Plaintiffs filed an appeal with the United States Court of Appeals for the
   Second Circuit.

   Regulatory and Litigation Matters Related to Group Annuity Benefits

      In 2018, the Company announced that it identified a material weakness in its internal control over financial reporting related to the practices and procedures for estimating reserves for certain group annuity benefits.
   Several regulators have made inquiries into this issue and it is possible that other jurisdictions may pursue similar investigations or inquiries. The
   Company is also exposed to lawsuits and could be exposed to additional legal actions relating to this issue. These may result in payments, including damages, fines, penalties, interest and other amounts assessed or awarded by courts or regulatory authorities under applicable escheat, tax, securities,
   ERISA, or other laws or regulations. The Company could incur significant costs in connection with these actions.

   Litigation Matters

     Atkins et. al. v. MetLife, Inc., et. al. (D.Nev., filed November 18, 2019)

        Plaintiffs filed this putative class action on behalf of all persons due benefits under group annuity contracts but who did not receive the entire amount to which they were entitled. Plaintiffs assert claims for breach of contract, breach of fiduciary duty, breach of implied covenant of good faith and fair dealing, unjust enrichment, and conversion based on allegations that the defendants failed to timely pay annuity benefits to certain group annuitants. Plaintiffs seek declaratory and injunctive relief, as well as unspecified compensatory and punitive damages, and other relief. Defendants intend to defend this action vigorously.

  Insolvency Assessments

     Many jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers or those that may become impaired, insolvent or fail. These associations levy assessments, up to prescribed limits, on all member insurers in a particular jurisdiction on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. In addition, certain jurisdictions have government owned or controlled organizations providing life, health and property and casualty insurance to their citizens, whose activities could place additional stress on the adequacy of guaranty fund assessments. Many of these organizations have the power to levy assessments similar to those of the guaranty associations. Some jurisdictions permit member insurers to recover assessments paid through full or partial premium tax offsets.

     Assets and liabilities held for insolvency assessments were as follows:

                                                        December 31,
                                                  -------------------------
                                                      2019         2018
                                                  ------------ ------------
                                                        (In millions)
    Other Assets:
    Premium tax offset for future discounted and
     undiscounted assessments....................  $        38  $        42
    Premium tax offset currently available for
     paid assessments............................           39           43
                                                  ------------ ------------
     Total.......................................  $        77  $        85
                                                  ============ ============
    Other Liabilities:
    Insolvency assessments.......................  $        53  $        57
                                                  ============ ============

                                   MLIC-123

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)

  Mortgage Loan Commitments

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $3.7 billion and $3.6 billion at December 31, 2019 and 2018, respectively.

  Commitments to Fund Partnership Investments, Bank Credit Facilities, Bridge
  Loans and Private Corporate Bond Investments

     The Company commits to fund partnership investments and to lend funds under bank credit facilities, bridge loans and private corporate bond investments. The amounts of these unfunded commitments were $4.6 billion at both December 31, 2019 and 2018.

Guarantees

   In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from less than $1 million to $392 million, with a cumulative maximum of
$534 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future.
Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

   In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

   The Company's recorded liabilities were $3 million and $5 million at
December 31, 2019 and 2018, respectively, for indemnities, guarantees and commitments.

17. Quarterly Results of Operations (Unaudited)

   The unaudited quarterly results of operations for 2019 and 2018 are summarized in the table below:

                                              Three Months Ended
                                 --------------------------------------------
                                 March 31, June 30, September 30, December 31,
                                 --------- -------- ------------- ------------
                                                 (In millions)
  2019
  Total revenues................ $  8,237  $  9,146   $  10,810     $  8,056
  Total expenses................ $  7,729  $  7,923   $   9,238     $  7,799
  Net income (loss)............. $    508  $  1,067   $   1,339     $    498
  Less: Net income (loss)
   attributable to
   noncontrolling interests..... $      1  $     --   $       1     $     (8)
  Net income (loss)
   attributable to Metropolitan
   Life Insurance Company....... $    507  $  1,067   $   1,338     $    506
  2018
  Total revenues................ $  8,446  $ 14,809   $   9,751     $  9,155
  Total expenses................ $  7,711  $ 13,709   $   8,847     $  7,585
  Net income (loss)............. $    672  $  1,007   $     816     $  1,641
  Less: Net income (loss)
   attributable to
   noncontrolling interests..... $      3  $      5   $       2     $     (4)
  Net income (loss)
   attributable to Metropolitan
   Life Insurance Company....... $    669  $  1,002   $     814     $  1,645

                                   MLIC-124

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

18. Related Party Transactions

Service Agreements

   The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include personnel, policy administrative functions and distribution services. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual cost incurred by the Company and/or its affiliate. Expenses and fees incurred with affiliates related to these agreements, recorded in other expenses, were
$2.9 billion, $2.1 billion and $2.2 billion for the years ended December 31,
2019, 2018 and 2017, respectively. Total revenues received from affiliates related to these agreements were $29 million, $135 million and $234 million for the years ended December 31, 2019, 2018 and 2017, respectively.

   Prior to 2019, the Company also entered into agreements with affiliates to provide additional services necessary to conduct the affiliates' activities.
Typical services provided under these agreements included management, policy administrative functions, investment advice and distribution services. Expenses incurred by the Company related to these agreements, included in other expenses, were $1.1 billion and $1.4 billion for the years ended December 31,
2018 and 2017, respectively, and were reimbursed to the Company by these affiliates.

   In 2018, the Company and the MetLife enterprise updated their shared facilities and services structure to more efficiently share enterprise assets and services. Effective as of October 1, 2018, the Company entered into new service agreements with its affiliates, which replaced existing agreements.
Under the new agreements, the Company will no longer be the primary provider of services to affiliates and will receive further services from affiliates to conduct its activities.

   The Company had net payables to affiliates, related to the items discussed above, of $250 million and $181 million at December 31, 2019 and 2018, respectively.

   See Notes 1, 5, 7, 11, 12 and 14 for additional information on related party transactions. Also, see Note 5 for information related to the separation of
Brighthouse.

                                   MLIC-125

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule I

                    Consolidated Summary of Investments --
                   Other Than Investments in Related Parties
                               December 31, 2019

                                 (In millions)

                                                          Estimated       Amount at
                                      Cost or             Fair            Which Shown on
                                   Amortized Cost (1)     Value         Balance Sheet
Types of Investments           ---------------------- ------------- ----------------------
Fixed maturity securities AFS:
Bonds:
U.S. government and agency.... $               25,568      $ 29,248 $               29,248
Public utilities..............                  6,497         7,517                  7,517
Municipals....................                  6,419         7,856                  7,856
Foreign government............                  4,329         5,006                  5,006
All other corporate bonds.....                 73,628        80,409                 80,409
                               ---------------------- ------------- ----------------------
 Total bonds..................                116,441       130,036                130,036
Mortgage-backed and
 asset-backed securities......                 37,214        38,694                 38,694
Redeemable preferred stock....                    742           834                    834
                               ---------------------- ------------- ----------------------
 Total fixed maturity
   securities AFS.............                154,397       169,564                169,564
                               ---------------------- ------------- ----------------------
Mortgage loans................                 65,549                               65,549
Policy loans..................                  6,100                                6,100
Real estate and real estate
 joint ventures...............                  6,624                                6,624
Real estate acquired in
 satisfaction of debt.........                     35                                   35
Other limited partnership
 interests....................                  4,954                                4,954
Short-term investments........                  1,883                                1,883
Other invested assets.........                 16,979                               16,979
                               ----------------------               ----------------------
 Total investments............ $              256,521               $              271,688
                               ======================               ======================
--------

(1) Amortized cost for fixed maturity securities AFS and mortgage loans represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premium or accretion of discount; for real estate, cost represents original cost reduced by impairments and depreciation; for real estate joint ventures and other limited partnership interests, cost represents original cost reduced for impairments or original cost adjusted for equity in earnings and distributions.

                                   MLIC-126

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III
               Consolidated Supplementary Insurance Information
                          December 31, 2019 and 2018

                                 (In millions)

                                        Future Policy Benefits,
                                         Other Policy-Related
                                 DAC         Balances and       Policyholder  Policyholder
                                 and     Policyholder Dividend    Account      Dividends       Unearned        Unearned
Segment                          VOBA         Obligation          Balances      Payable    Premiums (1), (2)  Revenue (1)
-----------------------------  -------- ----------------------- ------------  ------------ ----------------- ------------
2019
U.S........................... $    405        $         69,687   $   69,394      $     --      $        216     $     24
MetLife Holdings..............    3,048                  68,125       22,346           495               160          163
Corporate & Other.............       --                     244          (32)           --                --           --
                               -------- ----------------------- ------------  ------------ ----------------- ------------
 Total........................ $  3,453        $        138,056   $   91,708      $    495      $        376     $    187
                               ======== ======================= ============  ============ ================= ============
2018
U.S........................... $    403        $         67,770   $   67,233      $     --      $        137     $     26
MetLife Holdings..............    3,709                  65,730       23,423           494               159          167
Corporate & Other.............        5                     291           --            --                --           --
                               -------- ----------------------- ------------  ------------ ----------------- ------------
 Total........................ $  4,117        $        133,791   $   90,656      $    494      $        296     $    193
                               ======== ======================= ============  ============ ================= ============
--------
(1) Amounts are included within the future policy benefits, other policy-related balances and policyholder dividend obligation column.

(2) Includes premiums received in advance.

                                   MLIC-127

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III
        Consolidated Supplementary Insurance Information -- (continued)
             For the Years Ended December 31, 2019, 2018 and 2017

                                 (In millions)

                                                                  Policyholder    Amortization of
                                                                  Benefits and        DAC and
                                  Premiums and                     Claims and          VOBA
                                 Universal Life        Net      Interest Credited   Charged to
                               and Investment-Type  Investment   to Policyholder       Other          Other
Segment                        Product Policy Fees    Income     Account Balances    Expenses      Expenses (1)
-----------------------------  ------------------- -----------  ----------------- --------------- -------------
2019
U.S...........................  $          19,547  $     6,481   $       20,906    $         55    $    2,904
MetLife Holdings..............              4,097        4,579            5,769             184         1,900
Corporate & Other.............                  1          (87)              --              --           971
                               ------------------- -----------  ----------------- --------------- -------------
 Total........................  $          23,645  $    10,973   $       26,675    $        239    $    5,775
                               =================== ===========  ================= =============== =============
2018
U.S...........................  $          24,411  $     6,429   $       25,922    $         75    $    2,810
MetLife Holdings..............              4,306        4,653            5,649             395         2,079
Corporate & Other.............                 20         (163)               5              --           917
                               ------------------- -----------  ----------------- --------------- -------------
 Total........................  $          28,737  $    10,919   $       31,576    $        470    $    5,806
                               =================== ===========  ================= =============== =============
2017
U.S...........................  $          20,500  $     6,012   $       22,019    $         56    $    2,680
MetLife Holdings..............              4,643        4,758            6,004             185         2,293
Corporate & Other.............                  9         (257)               4              --         1,018
                               ------------------- -----------  ----------------- --------------- -------------
 Total........................  $          25,152  $    10,513   $       28,027    $        241    $    5,991
                               =================== ===========  ================= =============== =============
--------
(1) Includes other expenses and policyholder dividends, excluding amortization of DAC and VOBA charged to other expenses.

                                   MLIC-128

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule IV

                           Consolidated Reinsurance
                       December 31, 2019, 2018 and 2017

                             (Dollars in millions)

                                                                                        % Amount
                                                                                       Assumed
                                Gross Amount    Ceded        Assumed     Net Amount     to Net
                               ------------- ------------ ------------ ------------- -----------
2019
Life insurance in-force....... $   3,810,612 $    257,882 $    525,190 $   4,077,920        12.9%
                               ============= ============ ============ =============
Insurance premium
Life insurance (1)............ $      14,114 $        879 $        785 $      14,020         5.6%
Accident & health insurance...         7,690          128           26         7,588         0.3%
                               ------------- ------------ ------------ -------------
  Total insurance premium..... $      21,804 $      1,007 $        811 $      21,608         3.8%
                               ============= ============ ============ =============
2018
Life insurance in-force....... $   3,736,612 $    260,086 $    453,560 $   3,930,086        11.5%
                               ============= ============ ============ =============
Insurance premium
Life insurance (1)............ $      19,673 $        894 $        725 $      19,504         3.7%
Accident & health insurance...         7,210          128           27         7,109         0.4%
                               ------------- ------------ ------------ -------------
  Total insurance premium..... $      26,883 $      1,022 $        752 $      26,613         2.8%
                               ============= ============ ============ =============
2017
Life insurance in-force....... $   3,377,964 $    266,895 $    490,033 $   3,601,102        13.6%
                               ============= ============ ============ =============
Insurance premium
Life insurance (1)............ $      16,022 $      1,132 $      1,097 $      15,987         6.9%
Accident & health insurance...         7,040          121           19         6,938         0.3%
                               ------------- ------------ ------------ -------------
  Total insurance premium..... $      23,062 $      1,253 $      1,116 $      22,925         4.9%
                               ============= ============ ============ =============
--------
(1) Includes annuities with life contingencies.

   For the year ended December 31, 2019, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $14.2 billion and
$1.3 billion, respectively, and life insurance premiums of $115 million and
$9 million, respectively. For the year ended December 31, 2018, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $14.7 billion and $1.2 billion, respectively, and life insurance premiums of
$117 million and $9 million, respectively. For the year ended December 31,
2017, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $16.2 billion and $1.3 billion, respectively, and life insurance premiums of $132 million and $122 million, respectively.

                                   MLIC-129

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Part C
Other Information
Item 24. Financial Statements and Exhibits
(a) Financial Statements
The financial statements and financial highlights of each of the Divisions of the Separate Account are included in Part B hereof and include:
(1)	Report of Independent Registered Public Accounting Firm
(2)	Statements of Assets and Liabilities as of December 31, 2019
(3)	Statements of Operations for the year ended December 31, 2019
(4)	Statements of Changes in Net Assets for the years ended December 31, 2019 and 2018
(5)	Notes to the Financial Statements
The consolidated financial statements and financial statement schedules of Metropolitan Life Insurance Company and subsidiaries are included in Part B hereof and include:
(1)	Report of Independent Registered Public Accounting Firm
(2)	Consolidated Balance Sheets as of December 31, 2019 and 2018
(3)	Consolidated Statements of Operations for the years ended December 31, 2019, 2018 and 2017
(4)	Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2019, 2018 and 2017
(5)	Consolidated Statements of Equity for the years ended December 31, 2019, 2018 and 2017
(6)	Consolidated Statements of Cash Flows for the years ended December 31, 2019, 2018 and 2017
(7)	Notes to the Consolidated Financial Statements
(8)	Financial Statement Schedules
(b) Exhibits
(1)	Resolution of the Board of Directors of Metropolitan Life establishing Separate Account E.
(2)	Not applicable.
(3)	(a)	Amended and Restated Principal Underwriting Agreement with MetLife Investors Distribution Company.
(b)	Form of Retail Sales Agreement (MLIDC Retail Sales Agreement 7-1-05)(LTC).
(i)	Form of Enterprise Selling Agreement 02-10 (MetLife Investors Distribution Company Sales Agreement).
(ii)	Form of Enterprise Selling Agreement 09-12 (MetLife Investors Distribution Company Sales Agreement).
(c)	Participation Agreement--New England Zenith Fund.
(d)	Participation Agreement--American Funds Insurance Series.
(i)	Amendment to each of the Participation Agreements currently in effect between American Funds Insurance Series, Capital Research and Management Company and Metropolitan Life Insurance Company – effective April 30, 2010.
(ii)	Amendment No. 4 to Participation Agreement between Metropolitan Life Insurance Company, American Funds Insurance Series and Capital Research and Management Company dated November 19, 2014.

(iii)	Amendment No. 3 dated May 1, 2016 to the Participation Agreement dated May 16, 1998 among Metropolitan Life Insurance Company, American Funds Insurance Series and Capital Research and Management Company.
(e)	Participation Agreement--Met Investors Series Trust.
(i)	First Amendment to the Participation Agreement
(ii)	Second Amendment to the Participation Agreement
(iii)	Amendment to each of the Participation Agreements currently in effect between Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and Metropolitan Life Insurance Company, MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, First MetLife Investors Insurance Company, New England Life Insurance Company and General American Life Insurance Company effective April 30, 2010.
(f)	Participation Agreement--Metropolitan Series Fund.
(i)	Amendment to each of the Participation Agreements currently in effect between Metropolitan Series Fund, MetLife Advisers, LLC, MetLife Investors Distribution Company and Metropolitan Life Insurance Company, Metropolitan Tower Life Insurance Company, MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, First MetLife Investors Insurance Company, New England Life Insurance Company and General American Life Insurance Company effective April 30, 2010.
(g)	Participation Agreement dated March 6, 2017 by and among Brighthouse Funds Trust I, Metropolitan Life Insurance Company, Brighthouse Investement Advisers, LLC and Brighthouse Securities, LLC.
(h)	Participation Agreement dated March 6, 2017 by and among Brighthouse Funds Trust II, Metropolitan Life Insurance Company, Brighthouse Investement Advisers, LLC and Brighthouse Securities, LLC.
(i)	Rule 12B-1 Plan Payments Agreement
(4)	Form of Deferred Annuity Contract.
(a)	ROTH Individual Retirement Annuity ("Roth IRA") Endorsement-- Form ML-446.2 (9/02).
(b)	401(a)/403(a) Plan Endorsement. Form ML-401.2(9/02).
(c)	Individual Retirement Annuity Endorsement. Form ML-408.2 (9/02).
(d)	Tax Sheltered Annuity Endorsement. Form ML-398-3 (12/08).
(e)	Qualified Distribution Program Endorsement-Form ML-RMD (7/10) (GMIB and EDB)
(f)	Qualified Distribution Program Endorsement-Form ML-RMD-NY (7/10) (GMIB and EDB)

(g)	Enhanced Dollar Cost Averaging Rider Form ML-510-1 (5/05).
(h)	Non-Qualified Annuity Endorsement Form ML-NQ (11/04)-I.

(i)	Designated Beneficiary Non-Qualified Annuity Endorsement. Form ML-NQ (11/05)-I.
(j)	Guaranteed Minimum Income Benefit Rider -- Living Benefit
(i).	Form ML-560-4 (4/08) (GMIB Max V, GMIB Max IV, GMIB Max III, GMIB Max II, GMIB Plus IV and GMIB Plus III).
(a)	Contract Schedule -- Form ML-EGMIB (4/08) (GMIB Max V, GMIB Max IV, GMIB Max III, GMIB Max II, GMIB Plus IV and GMIB Plus III).
Base Policy Contract Schedule
1.)	Form PPS-6 (9/10) (GMIB Max V, GMIB Max IV, GMIB Max III and GMIB Max II).
2.)	Form PPS-5 (6/06) (GMIB Plus IV and GMIB Plus III).
(k)	Guaranteed Minimum Income Benefit Rider -- Living Benefit (NY)
(i)	Form ML-560-12-NY (12/11) (GMIB Max III).
(ii)	Form ML-560-11-NY (9/11) (GMIB Max II).
(iii)	Form ML-560-10-NY (9/11) (GMIB Plus IV).
(iv)	Form ML-560-8-NY (11/10) (GMIB Plus III).
(v)	Form ML-560-13-NY (6/12) (GMIB Max IV).
(vi)	Form ML-560-14-NY (2/13) (GMIB Max V).
(a)	Contract Schedule - Form ML-EGMIB-NY (6/12)(GMIB Max V, GMIB Max IV, GMIB Max III, GMIB Max II, GMIB Plus IV and GMIB Plus III).
Base Policy Contract Schedule
1.)	Form B Class - PPS-5-NY (9/10)-B (GMIB Max V, GMIB Max IV, GMIB Max III and GMIB Max II).
2.)	Form B Plus Class - PPS-5-NY (9/10) (GMIB Max V, GMIB Max IV, GMIB Max III and GMIB Max II).
3.)	Form L Class - PPS-5-NY (9/10)-L (GMIB Max V, GMIB Max IV, GMIB Max III and GMIB Max II).

4.)	Form C Class - PPS-5-NY (9/10)-C (GMIB Max V, GMIB Max IV, GMIB Max III and GMIB Max II).
5.)	Form R Class - PPS-5-NY (9/10)-R (GMIB Max V, GMIB Max IV, GMIB Max III and GMIB Max II).
6.)	Form B Class - PPS-33-4 (9/08)-B (GMIB Plus IV and GMIB Plus III).
7.)	Form B Plus - PPS-33-4 (9/08) (GMIB Plus IV and GMIB Plus III).
8.)	Form L Class - PPS-33-4 (9/08)-L (GMIB Plus IV and GMIB Plus III).
9.)	Form C Class - PPS-33-4 (9/08)-C (GMIB Plus IV and GMIB Plus III).
10.)	Form R Class - PPS-33-4 (9/08)-R (GMIB Plus IV and GMIB Plus III).
(l)	Guaranteed Minimum Death Benefit ("GMDB") Rider -- (Enhanced Death Benefit ("EDB"))
(i)	Form ML-640-1 (4/08) (GMIB Max V, EDB Max IV, EDB Max III, EDB Max II, EDB III and EDB II).
(a)	Contract Schedule — Form ML-EDB (4/08) (GMIB Max V, EDB Max IV, EDB Max III, EDB Max II, EDB III and EDB II).
Base Policy Contract Schedule
1.)	Form PPS-6 (9/10) (GMIB Max V, EDB Max IV, EDB Max III and EDB Max II).
2.)	Form PPS-5 (6/06) (EDB III and EDB II).
(m)	Guaranteed Withdrawal Benefit ("GWB") Rider
(i)	GWB Rider ML-690-5 (4/13)
(a).	Contract Schedule ML-GWB (4/13)
(n)	Guaranteed Withdrawal Rate ("GWR") Enhancement Rider
(i)	GWR Enhancement Rider ML-NHR (4/13)
(a).	Contract Schedule - Form PPS-7 (4/13)
(o)	Guaranteed Lifetime Withdrawal Benefit ("GLWB") Rider

(i)	Guaranteed Lifetime Withdrawal Benefit Rider 1-4-GLWB-1 (02/15)
(ii)	Guaranteed Lifetime Withdrawal Benefit Rider (with Death Benefit) 1-4-GLWDB-1 (02-15)
(a).	Contract Schedule-Guaranteed Lifetime Withdrawal Benefit Rider (Level) 1-4-CGLWB-1 (02-15)
(b).	Contract Schedule-Guaranteed Lifetime Withdrawal Benefit Rider (Expedite) 1-4-CGLWB-1 (02-15)
(5)	(a)	Form of Variable Annuity Application MPP-APP (11/12) MPP-REG200 (11/12) Fs
(i)	MPP-ADMIN (11/12) MPP (11/12) Fs
(b)	Form of Variable Annuity Application MPP-APP-NY (11/12) MPP-NY (11/12) Fs
(i)	MPP-ADMIN-NY-NG (03/13) MPP-NY(04/13) Fs
(c)	Form of Variable Annuity Application
(6)	(a)	Amended and Restated Charter of Metropolitan Life.
(b)	Amended and Restated By-Laws of Metropolitan Life.
(7)	Partial Commutation Agreement between Exeter Reassurance Company, Ltd. and Metropolitan Life Insurance Company (effective November 1, 2014).
(8)	Not applicable.
(9)	Opinion and consent of counsel as to the legality of the securities being registered.
(10)	Consent of Independent Registered Public Accounting Firm. (Filed herewith)
(11)	Not applicable.
(12)	Not applicable.
(13)	Powers of Attorney for Metropolitan Life Insurance Company and its designated Separate Accounts (Incorporated herein by reference to the Registration Statement on form S-3 (File No.333-234816) filed on November 22, 2019.)

1.	Filed with Post-Effective Amendment No. 19 to Registration Statement No. 2-90380/811-04001 for Metropolitan Life Separate Account E on Form N-4 on February 27, 1996. As incorporated herein by reference.
2.	Filed with Pre-Effective Amendment No.1 to Registration Statement No. 333- 52366/811-04001 for Metropolitan Life Separate Account E on Form N-4 on August 3, 2001. As incorporated herein by reference.

3.	Filed with Post-Effective Amendment No. 10 to Registration Statement No. 33-57320 for Metropolitan Life Separate Account UL on Form S-6 on September 18, 2000. As incorporated herein by reference.
4.	Filed with Registration Statement No. 333-83716/811-04001 for Metropolitan Life Separate Account E on Form N-4 on March 5, 2002. As incorporated herein by reference.
5.	Filed with Post-Effective Amendment No. 13 to Registration Statement No. 333-52366/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 25, 2006. As incorporated herein by reference.
6.	Filed with Post-Effective Amendment No. 9 to Registration Statement 333-83716/811-04001 for Metropolitan Life Separate Account E on Form N-4 on September 10, 2007. As incorporated herein by reference.
7.	Filed with Post-Effective Amendment No. 16 to Registration Statement No. 333-52366/811-04001 for Metropolitan Life Separate Account E on Form N-4 on January 16, 2008. As incorporated herein by reference.
8.	Filed with Post-Effective Amendment No. 2 to Registration Statement No. 333-52366/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 10, 2003. As incorporated herein by reference.
9.	Filed with Post-Effective Amendment No. 7 to Registration Statement No. 333-52366/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 8, 2005. As incorporated herein by reference.
10.	Filed with Post-Effective Amendment No. 6 to Registration Statement No. 333-52366/811-04001 for Metropolitan Life Separate Account E on Form N-4 on May 18, 2004. As incorporated herein by reference.
11.	Filed with Post-Effective Amendment No. 8 to Registration Statement No. 333-52366/811-04001 for Metropolitan Life Separate Account E on Form N-4 on July 29, 2005. As incorporated herein by reference.
12.	Filed with Post-Effective Amendment No. 12 to Registration Statement No. 333-52366/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 5, 2006. As incorporated herein by reference.
13.	Filed with Post-Effective Amendment No. 18 to Registration Statement No. 333-52366/811-04001 for Metropolitan Life Separate Account E on Form N-4 on March 31, 2008. As incorporated herein by reference.
14.	Filed with Post-Effective Amendment No. 17 to Registration Statement No. 333-52366/811-04001 for Metropolitan Life Separate Account E on Form N-4 on January 17, 2008. As incorporated herein by reference.
15.	Filed with Post-Effective Amendment No. 3 to Registration Statement No. 333-133675/811-07534 for Paragon Separate Account B on Form N-6 on February 6, 2008. As incorporated herein by reference.
16.	Filed with Post-Effective Amendment No. 1 to Registration Statement No. 333-153109/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 15, 2009. As incorporated herein by reference.
17.	Filed with Post-Effective Amendment No. 14 to Registration Statement File No. 333-83716/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 13, 2010. As incorporated herein by reference.
18.	Filed with Post-Effective Amendment No. 17 to this Registration Statement on Form N-4 on April 15, 2015. As incorporated herein by reference
19.	Filed with Post-Effective Amendment No. 15 to Registration Statement File No. 333-83716/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 12, 2011. As incorporated herein by reference.
20.	Filed with Post-Effective Amendment No. 5 to Registration Statement File No. 333-153109/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 12, 2011. As incorporated herein by reference.
21.	Filed with Post-Effective Amendment No. 16 to this Registration Statement on Form N-4 on February 13, 2015. As incorporated herein by reference.
22.	Filed with Registration Statement No. 333-176654/811-04001 for Metropolitan Life Separate Account E on Form N-4 on Sept 2, 2011. As incorporated herein by reference.
23.	Filed with Post-Effective Amendment 2 to this Registration Statement on Form N-4 on November 21, 2011. As incorporated herein by reference.
24.	Filed with Registration No. 333-176654/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 12, 2012. As incorporated herein by reference.
25.	Filed with Post-Effective Amendment No. 16 to Registration Statement File No. 333-83716/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 12, 2012. As incorporated herein by reference.
26.	Filed with Registration Statement No. 333-176654/811-04001 for Metropolitan Life Separate Account E on Form N-4 on June 1, 2012. As incorporated herein by reference.
27.	Filed with Registration Statement No. 333-176654/811-04001 for Metropolitan Life Separate Account E on Form N-4 on October 4, 2012. As incorporated herein by reference.
28.	Filed with Post-Effective Amendment No. 14 to Registration Statement File No. 333-176654/811-04001 for Metropolitan Life Separate Account E on Form N-4 on November 25, 2014. As incorporated herein by reference.
29.	Filed with Post-Effective Amendment No. 9 to Registration Statement File No. 333-176654/811-04001 for Metropolitan Life Separate Account E on Form N-4 on January 15, 2013. As incorporated herein by reference.
30.	Filed with Post-Effective Amendment No. 12 to Registration Statement File No. 333-176654/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 11, 2013. As incorporated herein by reference.
31.	Filed with Post-Effective Amendment No. 17 to Registration Statement File No. 333-83716/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 11, 2013. As incorporated herein by reference.
32.	Filed with Post-Effective No. 18 to Registration Statement File No. 333-176654/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 13, 2016. As incorporated herein by reference.
33.	Filed herewith.

Item 25. Directors and Officers of Depositor
Name, Principal Occupation and Business Address	Position and Offices with Depositor
Robert Hubbard
Chairman of the Board, MetLife, Inc.Dean Emeritus and Russell L. Carson Professor of Economics and Finance, Graduate School of Business, and Professor of Economics, Faculty of Arts and Sciences, Columbia University
200 Park Avenue
New York, NY 10166	Chairman of the Board and a Director

Michel A. Khalaf President and Chief Executive Officer, MetLife, Inc. 200 Park Avenue New York, NY 10166	President and Chief Executive Officer and Director

Cheryl W. Grisé. Former Executive Vice President, Northeast Utilities 200 Park Avenue New York, NY 10166	Director

Carlos M. Gutierrez Co-Chair, The Albright Stonebridge Group 200 Park Avenue New York, NY 10166	Director

Gerald L. Hassell Former Chairman of the Board and Chief Executive Officer, The Bank of New York Mellon Corporation 200 Park Avenue New York, NY 10166	Director

David L. Herzog Former Chief Financial Officer and Executive Vice President of American International Group 200 Park Avenue New York, NY 10166	Director

Edward J. Kelly, III Former Chairman, Institutional Clients Group, Citigroup Inc. 200 Park Avenue New York, New York 10166	Director

William E. Kennard Former U.S. Ambassador to the European Union 200 Park Avenue New York, NY 10166	Director

James M. Kilts Founding Partner, Centerview Capital 3 Greenwich Office Park, 2nd Floor Greenwich CT 06831	Director

Catherine R. Kinney Former President and Co-Chief Operating Officer, New York Stock Exchange, Inc. 200 Park Avenue New York, NY 101066	Director

Diana McKenzie Chief Information Officer at Workday, Inc. 200 Park Avenue New York, NY 10166	Director

Denise M. Morrison Former President and Chief Executive Officer, Campbell Soup Company 1 Campbell Place Camden, NJ 08103	Director

Mark A. Weinberger Former Global Chairman and Chief Executive Officer of EY Company 200 Park Avenue New York, NY 10166	Director
Set forth below is a list of certain principal officers of MetLife. The principal business address of each officer of MetLife is 200 Park Avenue, New York, New York 10166
Name	Position with MetLife
Michel A. Khalaf	President and Chief Executive Officer
Marlene Debel	Executive Vice President and Chief Risk Officer
Karl Erhardt	Executive Vice President and Chief Auditor
Steven Gauster	Executive Vice President and General Counsel
Esther Lee	Executive Vice President, Global Chief Marketing Office
John Dennis McCallion	Executive Vice President and Chief Financial Officer and Treasurer
William Pappas	Executive Vice President, Global Technology & Operations
Susan Podlogar	Executive Vice President and Chief Human Resources Officer
Tamara Schock	Executive Vice President and Chief Accounting Officer
Rebecca Tadikonda	Executive Vice President and Chief Strategy Officer
Tadros, Ramy	Executive Vice President
Michael Zarcone	Executive Vice President
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
The Registrant is a separate account of Metropolitan Life Insurance Company under the New York Insurance law. Under said law the assets allocated to the Separate Account are the property of Metropolitan Life Insurance Company. Metropolitan Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those persons who are controlled by or under common control with MetLife, Inc. No person is controlled by the Registrant.

MetLife, Inc. Organizational Chart 12-31-19

ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES

AS OF December 31, 2019

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2018. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors’ qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.	MetLife Group, Inc. (NY)

1.	MetLife Services and Solutions, LLC (DE)

a)	MetLife Solutions Pte. Ltd. (Singapore)

i)	MetLife Services East Private Limited (India) - 99.99% is owned by MetLife Solutions Pte. Ltd. and .01% by Natiloportem Holdings, LLC

ii)	MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, LLC.

B.	MetLife Home Loans, LLC (DE)

C.	Metropolitan Tower Life Insurance Company (NE)

1.	EntreCap Real Estate II LLC (DE)

a)	PREFCO Dix-Huit LLC (CT)

b)	PREFCO X Holdings LLC (CT)

c)

PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

d)	PREFCO Vingt LLC (CT)

e)

PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

2.	Plaza Drive Properties LLC (DE)

3.	MTL Leasing, LLC (DE)

a)	PREFCO IX Realty LLC (CT)

b)	PREFCO XIV Holdings LLC (CT)

c)

PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

d)	1320 Venture LLC (DE)

i)	1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and 0.1% general partnership is held by 1320 GP LLC.

e)	1320 GP LLC (DE)

4.	MetLife Assignment Company, Inc. (DE)

PLAZA DRIVE PROPERTIES SUBLANDLORD, LLC (DE)

D.

MetLife Chile Inversiones Limitada (Chile) - 72.35109659% is owned by MetLife, Inc., 24.8823628% by American Life Insurance Company (“ALICO”), 2.76654057% is owned by Inversiones MetLife Holdco Dos Limitada and 0.00000004% is owned by Natiloportem Holdings, LLC.

1.

MetLife Chile Seguros de Vida S.A. (Chile) - 99.996% of MetLife Chile Seguros de Vida S.A. is held by MetLife Chile Inversiones Limitada and 0.003% by International Technical and Advisory Services Limited (“ITAS”) and the rest by third parties.

a)

MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile) - 99.9% of MetLife Chile Administradora de Mutuos Hipotecarios S.A. is held by MetLife Chile Seguros de Vida S.A. and 0.1% is held by MetLife Chile Inversiones Limitada.

2.

Inversiones MetLife Holdco Tres Limitada (Chile) - 97.13% of Inversiones MetLife Holdco Tres Limitada is owned by MetLife Chile Inversiones Limitada and 2.87% is owned by Inversiones MetLife Holdco Dos Limitada.

a)

AFP Provida S.A. (Chile) - 42.3815% of AFP Provida S.A. is owned by Inversiones MetLife Holdco Dos Limitada, 42.3815% is owned by Inversiones MetLife Holdco Tres Limitada, 10.9224% is owned by MetLife Chile Inversiones Limitada and the remainder is owned by the public.

i)	Provida Internacional S.A. (Chile) - 99.99% of Provida Internacional S.A. is owned by AFP Provida S.A and 0.01% is owned by MetLife Chile Inversiones Limitada.

1)	AFP Genesis Administradora de Fondos y Fidecomisos S.A. (Ecuador) - 99.9% of AFP Genesis Administradora de Fondos y Fidecomisos S.A. is owned by Provida Internacional S.A. and 0.1% by AFP Provida S.A.

3.

MetLife Chile Seguros Generales S.A. (Chile) - 99.98% of MetLife Chile Seguros Generales S.A. is owned by MetLife Chile Inversiones Limitada and 0.02% is owned by Inversiones MetLife Holdco Dos Limitada.

E.	MetLife Digital Ventures, Inc. (DE)

F.	Metropolitan Property and Casualty Insurance Company (RI)

1.	Metropolitan General Insurance Company (RI)

2.	Metropolitan Casualty Insurance Company (RI)

3.	Metropolitan Direct Property and Casualty Insurance Company (RI)

4.	MetLife Auto & Home Insurance Agency, Inc. (RI)

5.	Metropolitan Group Property and Casualty Insurance Company (RI)

6.	Metropolitan Lloyds, Inc. (TX)

a)

Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

7.	Economy Fire & Casualty Company (IL)

a)	Economy Preferred Insurance Company (IL)

b)	Economy Premier Assurance Company (IL)

G.	Newbury Insurance Company, Limited (DE)

H.	MetLife Investors Group, LLC (DE)

1.	MetLife Investors Distribution Company (MO)

2.	MetLife Investments Securities, LLC (DE)

1

I.	Metropolitan Life Insurance Company (“MLIC”) (NY)

1.	ML Sloan’s Lake Member, LLC (DE) - Metropolitan Life Insurance Company owns 55% and 45% by Metropolitan Tower Life Insurance Company.

2.	St. James Fleet Investments Two Limited (Cayman Islands)

a)	Park Twenty Three Investments Company (United Kingdom)

i)	Convent Station Euro Investments Four Company (United Kingdom)

b)	OMI MLIC Investments Limited (Cayman Islands)

3.	Sandpiper Cove Associates II, LLC (DE)

4.	MLIC Asset Holdings II LLC (DE)

MCJV, LLC (DE)

a)	El Conquistador MAH II LLC (DE)

5.	CC Holdco Manager, LLC (DE)

6.	Alternative Fuels I, LLC (DE)

7.	Transmountain Land & Livestock Company (MT)

8.	HPZ Assets LLC (DE)

9.	Missouri Reinsurance, Inc. (Cayman Islands)

10.	Metropolitan Tower Realty Company, Inc. (DE)

a)	Midtown Heights, LLC (DE)

11.	ML New River Village III, LLC (DE)

12.	MetLife RC SF Member, LLC (DE)

•	METLIFE ASHTON AUSTIN OWNER, LLC (DE)

•	METLIFE ACOMA OWNER, LLC (DE)

13.	23rd Street Investments, Inc. (DE)

a)	MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

b)	MetLife Capital, Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

i)

Long Island Solar Farm LLC (“LISF”)(DE) - 9.61% membership interest is held by a third party and 90.39% membership interest is held by LISF Solar Trust in which MetLife Capital, Limited Partnership has 100% beneficial interest.

ii)	Met Canada Solar ULC (Canada)

14.	MetLife Holdings, Inc. (DE)

a)	MetLife Credit Corp. (DE)

b)	MetLife Funding, Inc. (DE)

15.	Met II Office Mezzanine, LLC (FL) - 10.4167% of the membership interest is owned by Metropolitan Tower Life Insurance Company and 89.5833% is owned by Metropolitan Life Insurance Company.

a)	Met II Office, LLC (FL)

16.	ML Southlands Member, LLC (DE) - Metropolitan Life Insurance Company owns 60% and 40% by Metropolitan Tower Life Insurance Company.

ML PORT CHESTER SC MEMBER, LLC (DE) - Metropolitan Life Insurance Company owns 60% and 40% is owned by Metropolitan Tower Life Insurance Company.

17.	Corporate Real Estate Holdings, LLC (DE)

18.	MetLife Tower Resources Group, Inc. (DE)

19.	ML Sentinel Square Member, LLC (DE)

20.	MetLife Securitization Depositor, LLC (DE)

21.	WFP 1000 Holding Company GP, LLC (DE)

22.	White Oak Royalty Company (OK)

23.	500 Grant Street GP LLC (DE)

24.	500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

25.	MetLife Mall Ventures Limited Partnership (DE) - 99% LP interest of MetLife Mall Ventures Limited Partnership is owned by MLIC and 1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

26.	MetLife Retirement Services LLC (NJ)

27.	Euro CL Investments, LLC (DE)

28.	MEX DF Properties, LLC (DE)

a)	MPLife, S. de R.L. de C.V. (Mexico) - 99.99% of MPLife, S. de R.L. de C.V. is owned by MEX DF Properties, LLC and 0.01% is owned by Euro CL Investments LLC.

MET 1065 HOTEL, LLC (DE)

29.	MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company.

30.	MetLife Properties Ventures, LLC (DE)

31.	Housing Fund Manager, LLC (DE)

a)

MTC Fund I, LLC (DE) - 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

b)

MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

c)

MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

32.	MLIC Asset Holdings LLC (DE)

33.	85 Broad Street Mezzanine LLC (DE)

34.	The Building at 575 Fifth Avenue Mezzanine LLC (DE)

a)	The Building at 575 Fifth Retail Holding LLC (DE)

i)	The Building at 575 Fifth Retail Owner LLC (DE)

35.	ML Bridgeside Apartments LLC (DE)

36.	MetLife Chino Member, LLC (DE)

37.	MLIC CB Holdings LLC (DE)

38.	MetLife CC Member, LLC (DE) - 95.122% of MetLife CC Member, LLC is owned by Metropolitan Life Insurance Company and 4.878% is owned by Metropolitan Tower Life Insurance Company.

ML MATSON MILLS MEMBER LLC (DE)

39.	Oconee Hotel Company, LLC (DE)

ML 300 THIRD MEMBER LLC (DE)

40.	Oconee Land Company, LLC (DE)

a)	Oconee Land Development Company, LLC (DE)

b)	Oconee Golf Company, LLC (DE)

c)	Oconee Marina Company, LLC (DE)

2

41.	1201 TAB Manager, LLC (DE)

42.	MetLife 1201 TAB Member, LLC (DE) - 96.9% of MetLife 1201 TAB Member, LLC is owned by Metropolitan Life Insurance Company and 3.1% is owned by Metropolitan Property and Casualty Insurance Company.

43.	MetLife LHH Member, LLC (DE) - 99% of MetLife LHH Member, LLC is owned by Metropolitan Life Insurance Company, and 1% is owned by Metropolitan Tower Life Insurance Company.

44.	1001 Properties, LLC (DE)

45.	6104 Hollywood, LLC (DE)

46.	Boulevard Residential, LLC (DE)

47.	ML-AI MetLife Member 3, LLC (DE)

•	WHITE TRACT II, LLC (DE)

•	METLIFE JAPAN US EQUITY FUND LP (DE)

•	METLIFE JAPAN US EQUITY OWNERS LLC (DE)

48.	Sandpiper Cove Associates, LLC (DE) - 90.59% membership interest of Sandpiper Cove Associates, LLC is owned by MLIC and 9.41% is owned by Metropolitan Tower Realty Company, Inc.

49.	Marketplace Residences, LLC (DE)

50.	ML Swan Mezz, LLC (DE)

a)	ML Swan GP, LLC (DE)

51.	ML Dolphin Mezz, LLC (DE)

a)	ML Dolphin GP, LLC (DE)

52.	Haskell East Village, LLC (DE)

53.	MetLife Cabo Hilton Member, LLC (DE) - 83.1% of MetLife Cabo Hilton Member, LLC is owned by MLIC, 16.9% by Metropolitan Tower Life Insurance Company.

54.	150 North Riverside PE Member, LLC (DE) - MLIC owns an 81.45% membership interest and Metropolitan Tower Life Insurance Company owns a 18.55% membership interest

55.	ML Terraces, LLC (DE)

56.	Chestnut Flats Wind, LLC (DE)

57.	MetLife 425 MKT Member, LLC (DE)

58.	MetLife OFC Member, LLC (DE)

59.	MetLife THR Investor, LLC (DE)

60.	ML Southmore, LLC (DE) - 99% of ML Southmore, LLC is owned by MLIC and 1% by Metropolitan Tower Life Insurance Company.

61.	ML - AI MetLife Member 1, LLC (DE) - 95.199% of the membership interest is owned by MLIC and 4.801% by Metropolitan Property and Casualty Insurance Company.

62.	MetLife CB W/A, LLC (DE)

63.	MetLife Camino Ramon Member, LLC (DE) - 99% of MetLife Camino Ramon Member, LLC is owned by MLIC and 1% by Metropolitan Tower Life Insurance Company.

ML BLOCK 40, LLC (DE)

64.	10700 Wilshire, LLC (DE)

65.	Viridian Miracle Mile, LLC (DE)

66.	MetLife 555 12th Member, LLC (DE) - 94.6% is owned by MLIC and 5.4% by Metropolitan Tower Life Insurance Company.

67.	MetLife OBS Member, LLC (DE)

68.	MetLife 1007 Stewart, LLC (DE)

69.	ML-AI MetLife Member 2, LLC (DE) - 98.97% of ML-AI MetLife Member 2, LLC’s ownership interest is owned by MLIC and 1.03% by Metropolitan Tower Life Insurance Company.

70.	MetLife Treat Towers Member, LLC (DE)

71.	MetLife FM Hotel Member, LLC (DE)

a)	LHCW Holdings (U.S.) LLC (DE)

i)	LHC Holdings (U.S.) LLC (DE)

1)	LHCW Hotel Holding LLC (DE)

aa)	LHCW Hotel Holding (2002) LLC (DE)

bb)	LHCW Hotel Operating Company (2002) LLC (DE)

72.	ML Mililani Member, LLC (DE)- is owned at 95% by MLIC and 5% by Metropolitan Tower Life Insurance Company.

73.	MetLife SP Holdings, LLC (DE)

a)	MetLife Private Equity Holdings, LLC (DE)

74.	Buford Logistics Center, LLC (DE)

75.	MetLife Park Tower Member, LLC (DE)

a)	Park Tower REIT, Inc. (DE)

i)	Park Tower JV Member, LLC (DE)

76.	MCPP Owners, LLC (DE) - 87.34% is owned by MLIC, 1.81% by Metropolitan Tower Life Insurance Company, and 10.85% by MTL Leasing, LLC.

77.	MetLife HCMJV 1 GP, LLC (DE)

METLIFE HCMJV 1 LP, LLC (DE)

78.	MetLife ConSquare Member, LLC (DE)

79.	MetLife Ontario Street Member, LLC (DE)

80.	1925 WJC Owner, LLC (DE)

ML BELLEVUE MEMBER, LLC (DE)

81.	MetLife Member Solaire, LLC (DE)

82.	Sino-US United MetLife Insurance Company, Ltd. - 50% of Sino-US United MetLife Insurance Company, Ltd. Is owned by MLIC and 50% is owned by a third party.

83.	MetLife Property Ventures Canada ULC (Canada)

84.	MetLife Canadian Property Ventures, LLC (NY)

METLIFE LEGAL PLANS, INC. (DE)

a)	HYATT LEGAL PLANS OF FLORIDA, INC. (FL)

b)	BEQUEST, INC. (DE)

1.	WILLWISER LLC (FL)

2.	THE INHERITANCE COMPANY (DE)

85.	ML Cerritos TC Member, LLC (DE) - Metropolitan Life Insurance Company owns 60% and 40% by Metropolitan Tower Life Insurance Company.

86.	MetLife Boro Station Member, LLC (DE)

87.	MetLife 8280 Member, LLC (DE)

88.	Southcreek Industrial Holdings, LLC (DE)

89.	MMP Owners, LLC (DE) - 98.82% is owned by MLIC and 1.18% is owned by Metropolitan Property and Casualty Insurance Company.

ML Armature Member, LLC (DE)

90.	ML-AI MetLife Member 4, LLC (DE) - 60% owned by MLIC and 40% owned by Metropolitan Tower Life Insurance Company.

MMP OWNERS III, LLC (DE)

a)	METLIFE MULTI-FAMILY PARTNERS III, LLC (DE)

b)	MMP HOLDINGS III, LLC (DE)

1.	MMP CEDAR STREET REIT, LLC (DE)

a.	MMP CEDAR STREET OWNER, LLC (DE)

2.	MMP SOUTH PARK REIT, LLC (DE)

a.	MMP SOUTH PARK OWNER, LLC (DE)

3.	MMP OLIVIAN REIT, LLC (DE)

a.	MMP OLIVIAN OWNER, LLC (DE)

MC PORTFOLIO JV MEMBER, LLC (DE)

J.	MetLife Capital Trust IV (DE)

3

K.	MetLife Investment Advisors, LLC (DE)

1.	MetLife Alternatives GP, LLC (DE)

a)

MetLife International PE Fund I, LP (Cayman Islands) - 92.593% of the Limited Partnership interests of this entity is owned by MetLife Insurance K.K., 4.115% is owned by MetLife Mexico S.A., 2.716% is owned by MetLife Limited (Hong Kong) and the remaining 0.576% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

b)

MetLife International PE Fund II, LP (Cayman Islands) - 94.54% of the limited partnership interests of MetLife International PE Fund II, LP is owned by MetLife Insurance K.K., 2.77% is owned by MetLife Limited (Hong Kong), 2.1% by MetLife Mexico, S.A. and 0.59% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

c)

MetLife International HF Partners, LP (Cayman Islands) - 88.22% of the Limited partnership interests of this entity is owned by MetLife Insurance K.K. and 9.47% is owned by MetLife Insurance Company of Korea Limited, 2.29% is owned by MetLife Limited (Hong Kong) and 0.02% is owned by MetLife Alternatives, GP

d)

MetLife International PE Fund III, LP (Cayman Islands) - 88.93% of the limited partnership interests of MetLife International PE Fund III, LP is owned by MetLife Insurance K.K., 7.91% is owned by MetLife Insurance Company of Korea Limited, 2.61% is owned by MetLife Limited (Hong Kong), and 0.55% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

e)

MetLife International PE Fund IV, LP (Cayman Islands) - 94.70% of the limited partnership interests of MetLife International PE Fund IV, LP is owned by MetLife Insurance K.K., 3.79% is owned by MetLife Insurance Company of Korea Limited, 1.51% is owned by Metlife Limited (Hong Kong).

f)

MetLife International PE Fund V, LP (Cayman Islands) - 81.699% of the Limited partnership interests of this entity is owned by MetLife Insurance K.K., 15.033% is owned by MetLife Limited (Hong Kong) and the remaining 3.268% is owned by MetLife Insurance Company of Korea.

g)

MetLife International PE Fund VI, LP (Cayman Islands) - 76.323% of the Limited partnership interests of this entity is owned by MetLife Insurance K.K., 20.208% is owned by MetLife Limited and the remaining 3.469% is owned by MetLife Insurance Company of Korea.

2.	MetLife Loan Asset Management LLC (DE)

3.	MLIA SBAF COLONY MANAGER LLC (DE), METLIFE JAPAN US EQUITY FUND GP LLC (DE)

4.	MetLife Core Property Fund GP, LLC (DE)

a)

MetLife Core Property Fund, LP (DE) - MetLife Core Property Fund GP, LLC is the general partner of MetLife Core Property Fund, LP (the “Fund”). A substantial majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold limited partnership interests in the Fund: Metropolitan Life Insurance Company owns 15.60%, Metropolitan Life Insurance Company (on behalf of Separate Account 746) owns 2.52%, MetLife Insurance Company of Korea Limited owns 2.04%, MetLife Insurance K.K. owns 6.94%, Metropolitan Property and Casualty Insurance Company owns 1.76% and Metropolitan Tower Life Insurance Company owns 0.05%.

i)	MetLife Core Property REIT, LLC (DE)

1)

MetLife Core Property Holdings, LLC (DE) - MetLife Core Property Holdings, LLC also holds, directly or indirectly, the following limited liability companies (indirect ownership indicated in parenthesis): MCP Alley24 East, LLC; MCP Property Management, LLC; MCP One Westside, LLC; MCP 7 Riverway, LLC; MCPF Acquisition, LLC; MCP SoCal Industrial - Springdale, LLC; MCP SoCal Industrial - Concourse, LLC; MCP SoCal Industrial - Kellwood, LLC; MCP SoCal Industrial - Redondo, LLC; MCP SoCal Industrial - Fullerton, LLC; MCP SoCal Industrial - Loker, LLC; MCP Paragon Point, LLC; MCP 4600 South Syracuse, LLC; MCP The Palms at Doral, LLC; MCP Waterford Atrium, LLC; MCP EnV Chicago, LLC; MCP 1900 McKinney, LLC; MCP 550 West Washington, LLC; MCP 3040 Post Oak, LLC; MCP Plaza at Legacy, LLC; MetLife Core Property TRS, LLC; MCP SoCal Industrial - LAX, LLC; MCP SoCal Industrial - Anaheim, LLC; MCP SoCal Industrial - Canyon, LLC; MCP SoCal Industrial - Bernardo, LLC; MCP Ashton South End, LLC; MCP Lodge At Lakecrest, LLC; MCP Main Street Village, LLC; MCP Trimble Campus, LLC; MCP Highland Park Lender, LLC; MCP Buford Logistics Center Bldg B, LLC; MCP 22745 & 22755 Relocation Drive, LLC; MCP 9020 Murphy Road, LLC; MCP Atlanta Gateway, LLC; MCP Northyards Holdco, LLC; MCP Northyards Owner, LLC (100%); MCP Northyards Master Lessee, LLC (100%); MCP VOA Holdings, LLC; MCP VOA I & III, LLC (100%); MCP VOA II, LLC (100%); MCP West Broad Marketplace, LLC; MCP Union Row, LLC; MCP Fife Enterprise Center, LLC; MCP 2 Ames, LLC; MCP 2 Ames Two, LLC (100%); MCP 2 Ames One, LLC (100%); MCP 2 Ames Owner, LLC (89%); MCP 350 Rohlwing, LLC; MCP - Wellington, LLC; MCP Onyx, LLC; MCP Valley Forge, LLC; MCP Valley Forge Two, LLC (100%); MCP Valley Forge One, LLC (100%); MCP Valley Forge Owner, LLC (89%); MCP MA Property REIT, LLC; MCPF - Needham, LLC (100%); MCP 60 11th Street Member, LLC; 60 11th Street, LLC (100%); MCP Fife Enterprise Member, LLC; Fife Enterprise Center Venture, LLC (100%); MCP-English Village, LLC; MCP 100 Congress Member, LLC; 100 Congress Venture, LLC (55%); 100 Congress REIT, LLC (55%); 100 Congress Owner, LLC (55%); MCP DMCBP Phase II Member, LLC; DMCBP Phase II Venture, LLC (95%); Des Moines Creek Business Park Phase II, LLC (95%); MCP Magnolia Park Member, LLC; Magnolia Park Greenville Venture, LLC (90%); Magnolia Park Greenville, LLC (90%); MCP Denver Pavilions Member, LLC; Denver Pavilions Venture, LLC (80%); Denver Pavilions OwnerCo, LLC (80%); MCP Buford Logistics Center 2 Member, LLC; Buford Logistics Center 2 Venture, LLC (95%); Buford Logistics Center Bldg A Venture, LLC (95%); MCP Seattle Gateway I Member, LLC; Seattle Gateway I Venture, LLC (95%); Seattle Gateway Industrial I, LLC (95%); MCP 249 Industrial Business Park Member, LLC; 249 Industrial Business Park Venture, LLC (95%); 249 Industrial Business Park, LLC (95%); MCP Seattle Gateway II Member, LLC; Seattle Gateway II Venture, LLC (95%); Seattle Gateway Industrial II, LLC (95%); MCP Seventh and Osborn Retail Member, LLC; Seventh and Osborn Retail Venture, LLC (92.5%); Seventh and Osborn Retail, LLC (92.5%); MCP Seventh and Osborn MF Member, LLC; Seventh and Osborn MF Venture, LLC (92.5%); High Street Seventh and Osborn Apartments, LLC (92.5%); MCP Block 23 Member, LLC; Block 23 Residential Investors, LLC (90%); SLR Block 23 Residential Owner, LLC (90%); MCP Burnside Member, LLC; Alta Burnside Venture, LLC (92.5%); Alta Burnside, LLC (92.5%); MCP Mountain Technology Center Member TRS, LLC; Mountain Technology Center Venture, LLC (95%); Mountain Technology Center Venture Sub A, LLC (95%); Mountain Technology Center Venture Sub B, LLC (95%); Mountain Technology Center Venture Sub C, LLC (95%); Mountain Technology Center Venture Sub D, LLC (95%); Mountain Technology Center Venture Sub E, LLC (95%).

aa)	MCP Property Management, LLC (DE)

bb)	MCP Core Property TRS, LLC (DE)

MCP COMMON DESK TRS, LLC (DE)

5.	MIM I LLC (PA), MIM EMD GP, LLC (DE)

6.	MIM Property Management, LLC (DE)

a)	MIM Property Management of Georgia 1, LLC (DE)

7.	MetLife Commercial Mortgage Income Fund GP, LLC (DE)

a)

MetLife Commercial Mortgage Income Fund, LP (DE) - MetLife Commercial Mortgage Income Fund GP, LLC is the general partner of MetLife Commercial Mortgage Income Fund, LP (the “Fund”). A majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold limited partnership interests in the Fund: Metropolitan Life Insurance Company owns 26.6%, MetLife Insurance Company of Korea Limited owns 2.1%, MetLife Limited owns 2.7%, Metropolitan Life Insurance Company of Hong Kong Limited owns 0.03% and Metropolitan Tower Life Insurance Company owns 2.7% (the remainder is held by third party investors).

i)	MetLife Commercial Mortgage REIT, LLC (DE)

1)	MetLife Commercial Mortgage Originator, LLC (DE)

aa)	MCMIF Holdco I, LLC (DE)

bb)	MCMIF Holdco II, LLC (DE)

8.	MLIA SBAF Manager, LLC (DE)

9.	MLIA Manager I, LLC (DE)

10.	ML - URS PORT CHESTER SC MANAGER, LLC (DE), ML BELLEVUE MANAGER, LLC (DE) and MLIA Park Tower Manager, LLC (DE)

11.	MetLife Middle Market Private Debt GP, LLC (DE)

a.

MetLife Middle Market Private Debt Fund, LP (DE) - MetLife Middle Market Private Debt GP, LLC is the general partner of MetLife Middle Market Private Debt Fund, LP (the “Fund”). The following affiliates hold limited partnership interests in the Fund: MetLife Private Equity Holdings, LLC (31.15%) and Metropolitan Life Insurance Company (31.15%). The remainder is held by third party investors.

12.	MetLife Middle Market Private Debt Parallel GP, LLC (DE)

a.

MetLife Middle Market Private Debt Parallel Fund, LP (Cayman Islands) - MetLife Middle Market Private Debt Parallel GP, LLC is the general partner of MetLife Middle Market Private Debt Parallel Fund, LP. The following affiliate holds a limited partnership interest in the Fund: MetLife Insurance K.K. (100%).

L.	SafeGuard Health Enterprises, Inc. (DE)

1.	MetLife Health Plans, Inc. (DE)

2.	SafeGuard Health Plans, Inc. (CA)

3.	SafeHealth Life Insurance Company (CA)

4.	SafeGuard Health Plans, Inc. (FL)

5.	SafeGuard Health Plans, Inc. (TX)

M.	Cova Life Management Company (DE)

N.	MetLife Reinsurance Company of Charleston (SC)

O.	MetLife Reinsurance Company of Vermont (VT)

P.	Delaware American Life Insurance Company (DE)

Q.	Federal Flood Certification LLC (TX)

R.	MetLife Global Benefits, Ltd. (Cayman Islands)

S.

Inversiones Metlife Holdco Dos Limitada (Chile) - 99.99946% of Inversiones MetLife Holdco Dos Limitada is owned by MetLife, Inc., 0.000535% is owned by MetLife International Holdings, LLC and 0.0000054% is owned by Natiloportem Holdings, LLC.

T.	MetLife Consumer Services, Inc. (DE)

U.	MetLife Global, Inc. (DE)

V.	MetLife Insurance Brokerage, Inc. (NY)

4

W.	American Life Insurance Company (ALICO) (DE)

1.	MetLife Insurance K.K. (Japan)

a)	Communication One Kabushiki Kaisha (Japan)

b)	FORTISSIMO CO., LTD (Japan)

c)	METLIFE JAPAN US EQUITY OWNERS (BLOCKER) LLC (DE)

2.	MetLife Global Holding Company I GmbH (SWISS I) (Switzerland)

a)	MetLife, Life Insurance Company (Egypt) - 84.125% of MetLife, Life Insurance Company is owned by MetLife Global Holding Company I GmbH and the remaining interests are owned by third parties.

b)	MetLife Global Holding Company II GmbH (Swiss II) (Switzerland)

i)	MetLife Emeklilik ve Hayat A.S. (Turkey) - 99.98% of MetLife Emeklilik ve Hayat A.S. is owned by Metlife Global Holding Company II GmbH (Swiss II) and the remainder by third parties.

ii)	ALICO European Holdings Limited (Ireland)

1)	Closed Joint-stock Company Master-D (Russia)

aa)

Joint-Stock Company MetLife Insurance Company (Russia) - 51% of Joint Stock Company MetLife Insurance Company is owned by Closed Joint-stock Company Master-D and 49% is owned by MetLife Global Holding Company II GmbH.

iii)	MetLife Asia Holding Company Pte. Ltd. (Singapore)

1)	MetLife Innovation Centre Pte. Ltd. (Singapore)

2)	LumenLab Malaysia Sdn. Bhd. (Malaysia)

iv)	MetLife Reinsurance Company of Bermuda Ltd. (Bermuda)

v)	MetLife Investment Management Limited (United Kingdom)

vi)

MM Global Operations Support Center, S.A. de C.V. (Mexico) - 99.999509% of MM Global Operations Support Center, S.A. de C.V. is held by MetLife Global Holding Company II GmbH (Swiss) and 0.00049095% is held by MetLife Global Holding Company I GmbH (Swiss).

1.	Fundacion MetLife Mexico, A.C. (Mexico)

vii)

MetLife Colombia Seguros de Vida S.A. (Colombia) - 89.999965713458300000% of MetLife Colombia Seguros de Vida S.A. is owned by MetLife Global Holding Company II GmbH , 10.000031593881300000000% is owned by MetLife Global Holding Company I GmbH, 0.000000897553447019009% is owned by International Technical and Advisory Services Limited, 0.000000897553447019009% is owned by Borderland Investments Limited and 0.000000897553447019009% by Natiloportem Holdings, LLC.

viii)	PJSC MetLife (Ukraine) - 99.9988% of PJSC MetLife is owned by MetLife Global Holding Company II GmbH, .0006% is owned by ITAS and the remaining .0006% is owned by Borderland Investments Limited.

ix)	MetLife Innovation Centre Limited (Ireland)

x)	MetLife EU Holding Company Limited (Ireland)

1)	MetLife Europe d.a.c (Ireland)

1.	MetLife Pension Trustees Limited (United Kingdom)

2)	Agenvita S.r.l. (Italy)

3)	MetLife Europe Insurance d.a.c (Ireland)

4)	MetLife Europe Services Limited (Ireland)

5)	MetLife Services, Sociedad Limitada (Spain)

6)	MetLife Slovakia S.r.o. (Slovakia) - 99.956% of MetLife Slovakia S.r.o. is owned by MetLife EU Holding Company Limited and 0.044% is owned by ITAS.

7)	MetLife Solutions S.A.S. (France)

8)

Metropolitan Life Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. (Romania) - 99.9836% of Metropolitan Life Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by MetLife EU Holding Company Limited and 0.0164% is owned by MetLife Services Sp z.o.o.

9)	MetLife Towarzystwo Ubiezpieczen na Zycie I Reasekuracji S.A. (Poland)

aa)	MetLife Services Sp z.o.o. (Poland)

bb)	MetLife Towarzystwo Funduszy Inwestycyjnych, S.A. (Poland)

cc)	MetLife Powszechne Towarzystwo Emerytalne S.A. (Poland)

10)	MetLife Services Cyprus Limited (Cyprus)

aa)	Hellenic Alico Life Insurance Company, Ltd. (Cyprus) - 27.5% of Hellenic Alico Life Insurance Company, Ltd. Is owned by MetLife Services Cyprus Limited and the remaining is owned by a third party.

11)	MetLife Services EOOD (Bulgaria)

12)	MetLife Life Insurance S.A. (Greece)

aa)	MetLife Mutual Fund Company (Greece) - 90% of MetLife Mutual Fund Company is owned by MetLife Life Insurance S.A. (Greece) and the remaining by a third party.

13)	First American-Hungarian Insurance Agency Limited (Hungary)

xi)	MetLife Investment Management Holdings (Ireland)Limited (Ireland)

1)	MetLife Investments Asia Limited (Hong Kong)

2)	MetLife Syndicated Bank Loan Lux GP, S.a.r.l. (Luxembourg)

aa)

MetLife BL Feeder (Cayman), LP (Cayman Islands) - MetLife BL (Cayman), LP is an investors in the Fund. The following affiliates hold limited partnership interest in the feeder: MetLife Limited (3.14%), MetLife Insurance K.K. (93.72%) and MetLife Insurance Company of Korea Limited (3.14%).

bb)

MetLife BL Feeder, LP (DE) - MetLife BL Feeder, LP is an investor in the Fund. The following affiliate holds a limited partnership interest in the feeder: Metropolitan Life Insurance Company (49.26%). In addition, there is one third party investor (50.74%).

cc)

MetLife Syndicated Bank Loan Fund, SCSp (Luxembourg) - MetLife Syndicated Bank Loan Lux GP, Sarl is the general partner of MetLife Syndicated Bank Loan Fund, SCSp (the “Fund”). The only investors in the Fund are MetLife BL Feeder (Cayman), LP and MetLife BL Feeder, LP.

3)	MetLife Investments Limited (United Kingdom) - 99.9% of MetLife Investments Limited (UK) is MetLife Investment Management Holdings (Ireland) Limited and .01% by MetLife Global Holding Company II GmbH.

4)

MetLife Latin America Asesorias e Inversiones Limitada (Chile) - 99.99% of MetLife Latin American Asesorias e Inversiones Limitada is owned by MetLife Investment Management Holdings (Ireland) Limited and .01% is owned by MetLife Global Holding Company II GmbH (Swiss).

5)	MetLife Global Infrastructure LUX GP, S.a.r.l. (Luxembourg)

xii)	MetLife Asia Services Sdn. Bhd (Malasya)

1)	ALICO OPERATIONS, LLC (DE)

2)	MetLife Asset Management Corp. (Japan) - The official entity name is “MetLife Asset Management Corp. (Japan)” and it is domiciled in Japan.

3)	MetLife Seguros S.A. (Uruguay)

xiii)	MetLife International Holdings, LLC (DE)

1)	Natiloportem Holdings, LLC (DE)

aa)

Excelencia Operativa y Tecnologica, S.A. de C.V. (Mexico) - 99% of Excelencia Operativa y Tecnologica, S.A. de C.V. is held by Natiloportem Holdings, LLC and 1% by MetLife Mexico Servicios, S.A. de C.V.

i)	MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Servicios, S.A. de C.V.

ii)	MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Servicios, S.A. de C.V.

2)	PNB MetLife India Insurance Company Limited (India)- 32.05% is owned by MetLife International Holdings, LLC and the remainder is owned by third parties.

3)	Metropolitan Life Insurance Company of Hong Kong Limited (Hong Kong)- 99.99935% is owned by MetLife International Holdings, LLC and 0.00065% is owned by Natiloporterm Holdings, LLC.

4)	MetLife Seguros S.A. (Argentina)- 95.5242% is owned by MetLife International Holdings, LLC, 2.6753% is owned by Natiloportem Holdings, LLC and 1.8005% by ITAS.

5)

Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)-66.662% is owned by MetLife International Holdings, LLC, 33.337% is owned by MetLife Worldwide Holdings, LLC and 0.001% is owned by Natiloportem Holdings, LLC.

6)

MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.99998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, LLC and 0.00002% by Natiloportem Holdings, LLC.

7)	MetLife Seguros de Retiro S.A. (Argentina) - 96.8897% is owned by MetLife International Holdings, LLC, 3.1102% is owned by Natiloportem Holdings, LLC and 0.0001% by ITAS

8)	Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, LLC and 95% is owned by MetLife International Holdings, LLC.

9)	Compania Inversora MetLife S.A. (Argentina) - 95.46% is owned by MetLife International Holdings, LLC and 4.54% is owned by Natiloportem Holdings, LLC.

aa)

MetLife Servicios S.A. (Argentina) - 18.87% of the shares of MetLife Servicios S.A. is held by Compania Inversora MetLife S.A., 79.88% is owned by MetLife Seguros S.A., 0.99% is held by Natiloportem Holdings, LLC and 0.26% is held by MetLife Seguros de Retiro S.A.

10)	MetLife Worldwide Holdings, LLC (DE)

aa)	MetLife Limited (Hong Kong)

i)	BIDV MetLife Life Insurance Limited Liability Company (Vietnam) - 60% of BIDV MetLife Life Insurance Limited Liability Company is held by MetLife Limited (Hong Kong) and the remainder by third parties

11)	MetLife International Limited, LLC (DE)

12)	MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, LLC and 0.001% is owned by Natiloportem Holdings, LLC.

13)	MetLife Asia Limited (Hong Kong)

14)	AmMetLife Insurance Berhad (Malaysia) - 50.000002% of AmMetLife Insurance Berhad is owned by MetLife International Holdings, LLC and the remainder is owned by a third party.

15)	AmMetLife Takaful Berhad (Malaysia) - 49.999997% of AmMetLife Takaful Berhad is owned by MetLife International Holdings, LLC and the remainder is owned by a third party.

16)	MAXIS GBN S.A.S. (France) - 50% of MAXIS GBN S.A.S. is held by MetLife International Holdings, LLC and the remainder by third parties.

17)

MetLife Mas, S.A. de C.V. (Mexico) - 99.99964399% MetLife Mas, SA de CV is owned by MetLife International Holdings, LLC and .00035601% is owned by International Technical and Advisory Services Limited.

5

18)	MetLife Ireland Holdings One Limited (Ireland)

aa)	MetLife Global Holdings Corporation S.A. de C.V. (Mexico/Ireland) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

i)	MetLife Ireland Treasury d.a.c (Ireland)

1)	MetLife General Insurance Limited (Australia)

2)

MetLife Insurance Limited (Australia) - 91.16468% of MetLife Insurance Limited (Australia) is owned by MetLife Ireland Treasury d.a.c and 8.83532% is owned by MetLife Global Holdings Corp. S.A. de C.V.

aaa)	The Direct Call Centre PTY Limited (Australia)

bbb)	MetLife Investments PTY Limited (Australia)

i)

MetLife Insurance and Investment Trust (Australia) - MetLife Insurance and Investment Trust is a trust vehicle, the trustee of which is MetLife Investments PTY Limited (“MIPL”). MIPL is a wholly owned subsidiary of MetLife Insurance Limited.

ii)	Metropolitan Global Management, LLC (DE/Ireland) - 99.7% is owned by MetLife Global Holdings Corporation S.A. de C.V. and 0.3% is owned by MetLife International Holdings, LLC.

1)	MetLife Mexico Holdings, S. de R.L. de C.V. (Mexico) - 99.99995% is owned by Metropolitan Global Management, LLC, and .00005% is owned by Excelencia Operativa y Tecnologica,S.A. de C.V.

aaa)	MetLife Pensiones Mexico S.A. (Mexico)- 97.5125% is owned by MetLife Mexico Holdings, S. de R.L. de C.V. and 2.4875% is owned by MetLife International Holdings, LLC.

bbb)	MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 98% is owned by MetLife Mexico Holdings, S. de R.L. de C.V. and 2% is owned by MetLife International Holdings, LLC.

ccc)	MetLife Mexico S.A. (Mexico)- 99.050271% is owned by MetLife Mexico Holdings, S. de R.L. de C.V. and 0.949729% is owned by MetLife International Holdings, LLC.

i)	ML Capacitacion Comercial S.A. de C.V.(Mexico) - 99% is owned by MetLife Mexico S.A. and 1% is owned by MetLife Mexico Servicios, S.A. de C.V.

2)	MetLife Insurance Company of Korea Limited (South Korea)- 14.64% is owned by MetLife Mexico S.A. and 85.36% is owned by Metropolitan Global Management, LLC.

aaa)	MetLife Financial Services, Co., Ltd. (South Korea)

3.	International Investment Holding Company Limited (Russia)

4.	Borderland Investments Limited (DE)

a)	ALICO Hellas Single Member Limited Liability Company (Greece)

5.	International Technical and Advisory Services Limited (“ITAS”) (DE)

6.	ALICO Properties, Inc. (DE) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

a)	Global Properties, Inc. (DE)

7.

MetLife American International Group and Arab National Bank Cooperative Insurance Company (Saudi Arabia) - 30% of MetLife American International Group and Arab National Bank Cooperative Insurance Company is owned by ALICO and the remaining interest by third parties. The Delaware Department of Insurance approved a disclaimer of affiliation and therefore, this company is not considered an affiliate under Delaware Law.

X.	MetLife European Holdings, LLC (DE)

Y.	MetLife Investment Management Holdings, LLC (DE)

1)	Logan Circle Partners GP, LLC (PA)

2)	Logan Circle Partners, L.P. (PA)

a)	Logan Circle Partners I LLC (PA)

b)	Logan Circle Partners Investment Management, LLC (DE)

3)	MetLife Real Estate Lending Manager LLC (DE)

4)	MetLife Real Estate Lending LLC (DE)

5)	ML Venture 1 Manager, S. de R.L. de C.V. (Mexico) - 99.9% is owned by MetLife Investment Management Holdings, LLC and 0.1% is owned by MetLife Investment Management Holdings (Ireland) Limited.

1) The voting securities (excluding directors’ qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU-affiliated members.

6

Item 27. Number of Contract owners.
As of December 31, 2019, there were 27,344 owners of qualified contracts and 28,630 owners of non-qualified contracts.
Item 28. Indemnification
As described in their respective governing documents, MetLife, Inc. (the ultimate parent of the Depositor and MetLife Investors Distribution Company, the Registrant’s principal underwriter (the "Underwriter")), which is incorporated in the state of Delaware, and the Depositor, which is incorporated in the state of New York, shall indemnify any person who is made or is threatened to be made a party to any civil or criminal suit, or any administrative or investigative proceeding, by reason of the fact that such person is or was a director or officer of the respective company, under certain circumstances, against liabilities and expenses incurred by such person.
MetLife, Inc. also has adopted a policy to indemnify employees ("MetLife Employees") of MetLife, Inc. or its affiliates ("MetLife"), including any MetLife Employees serving as directors or officers of the Depositor or the Underwriter. Under the policy, MetLife, Inc. will, under certain circumstances, indemnify MetLife Employees for losses and expenses incurred in connection with legal actions threatened or brought against them as a result of their service to MetLife. The policy excludes MetLife directors and others who are not MetLife Employees, whose rights to indemnification, if any, are as described in the charter, bylaws or other arrangement of the relevant company.
MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy under which the Depositor and the Underwriter, as well as certain other subsidiaries of MetLife, are covered. MetLife, Inc. also has secured a Financial Institutions Bond.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company, pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
MetLife Investors Distribution Company also serves as principal underwriter and distributor of the Contracts. MetLife Investors Distribution Company is the principal underwriter for the following investment companies:
General American Separate Account Eleven
General American Separate Account Twenty-Eight
General American Separate Account Twenty-Nine
General American Separate Account Two
Metropolitan Life Separate Account E
Metropolitan Life Separate Account UL
Metropolitan Life Variable Annuity Separate Account II
Metropolitan Tower Life Separate Account One
Metropolitan Tower Life Separate Account Two
New England Life Retirement Investment Account
New England Variable Annuity Fund I
Paragon Separate Account A

Paragon Separate Account B
Paragon Separate Account C
Paragon Separate Account D
Security Equity Separate Account Twenty-Six
Security Equity Separate Account Twenty-Seven
Separate Account No. 13S
(b)	MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 200 Park Avenue, New York, NY 10166.

Name and Principal Business Office	Positions and Offices With Underwriter

Derrick Kelson 200 Park Avenue New York, NY 10166	Director, Chairman of the Board, President and Chief Executive Officer

Elisabeth Bedore 1 MetLife Way Whippany, NJ 07981	Vice President, Chief Compliance Officer
Kelli Buford 200 Park Avenue New York, NY 10166	Secretary
Frank Cassandra 501 Route 22 Bridgwater, NJ 08807	Director, Senior Vice President

Bradd Chignoli 501 Route 22 Bridgwater, NJ 08807	Director and Senior Vice President

Charles Connery 1 MetLife Way Whippany, NJ 07981	Vice President and Treasurer

Dina Lumerman 501 Route 22 Bridgwater, NJ 08807	Director, Senior Vice President

Justin Saudo 200 Park Avenue New York, NY 10166	Vice President and Chief Information Security Officer

Thomas Schuster 200 Park Avenue New York, NY 10166	Director, Senior Vice President

Stuart Turetsky 200 Park Avenue New York, NY 10166	Chief Financial Officer

Robin Wagner 200 Park Avenue New York, NY 10166	Legal Officer

(c)	Compensation to the Distributor. The following aggregate amount of commissions and other compensation was received by the Distributor, directly or indirectly, from the Registrant and the other separate accounts of the Depositor, which also issue variable annuity contracts, during their last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation
MetLife Investors Distribution Company	$44,403,101.29	$0	$0	$0
Item 30. Location of Account and Records.
The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:
Metropolitan Life Insurance Company, 200 Park Avenue, New York, NY 10166
MetLife, 18210 Crane Nest Drive, Tampa, FL 33647
MetLife Investors Distribution Company, 200 Park Avenue, New York, NY 10166
Item 31. Management Services.
Not Applicable.
Item 32. Undertakings.
(a)	The undersigned registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the financial statements in this registration statement are not more than 16 months old for as long as payments under these variable annuity contracts may be accepted.
(b)	The undersigned registrant hereby undertakes to include a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.
(c)	The undersigned registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
(d)	Metropolitan Life Insurance Company represents that the fees and charges deducted under the Contract described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Metropolitan Life Insurance Company under the Contract.

Signatures
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the township of Bergenfield , and state of New Jersey, on this 23 day of April 2020.
Metropolitan Life Separate Account E
(Registrant)
BY:Metropolitan Life Insurance Company
(Depositor)
BY: /s/ Dina Lumerman

Dina Lumerman
Senior Vice President
BY:Metropolitan Life Insurance Company
(Depositor)
BY: /s/ Dina Lumerman

Dina Lumerman
Senior Vice President

Signatures
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on April 23, 2020.
Signature		Title
* R. Glenn Hubbard		Chairman of the Board and Director
* Michel A. Khalaf		President and Chief Executive Officer and Director
* John Dennis McCallion		Executive Vice President and Chief Financial Officer and Treasurer
* Tamara Schock		Executive Vice President and Chief Accounting Officer
* Cheryl W. Grisé		Director
* Carlos M. Gutierrez		Director
* Gerald L. Hassell		Director
* David L. Herzog		Director
* Edward J. Kelly, III		Director
* William E. Kennard		Director
* James M. Kilts		Director
* Catherine R. Kinney		Director
* Diana McKenzie		Director
* Denise M. Morrison		Director
* Mark A. Weinberger		Director
*By:	/s/ Robin Wagner Robin Wagner Attorney-in-Fact April 23, 2020
*Metropolitan Life Insurance Company. Executed by Robin Wagner, on behalf of those indicated pursuant to powers of attorney .

Exhibit Index
(10)	Consent of Independent Registered Public Accounting Firm